UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1	37,244	876,342
Total Investment Companies (cost $861,084)		876,342
Total Investments 100.0% (cost $861,084)		876,342
Other Assets and Liabilities, Net (0.0)%		(167)
Total Net Assets 100.0%		876,175

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	227,008	3,284,809
Total Investment Companies (cost $2,874,929)		3,284,809
Total Investments 100.0% (cost $2,874,929)		3,284,809
Other Assets and Liabilities, Net (0.0)%		(1,104)
Total Net Assets 100.0%		3,283,705

(a)  Investment in affiliate.

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	45,213	547,977
Total Investment Companies (cost $543,049)		547,977
Total Investments 100.0% (cost $543,049)		547,977
Other Assets and Liabilities, Net (0.0)%		(158)
Total Net Assets 100.0%		547,819

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	26,889	688,355
Total Investment Companies (cost $635,895)		688,355
Total Investments 100.0% (cost $635,895)		688,355
Other Assets and Liabilities, Net (0.0)%		(210)
Total Net Assets 100.0%		688,145

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	118,485	6,051,004
Total Investment Companies (cost $5,347,008)		6,051,004
Total Investments 100.0% (cost $5,347,008)		6,051,004
Other Assets and Liabilities, Net (0.0)%		(2,303)
Total Net Assets 100.0%		6,048,701

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	95,461	2,086,784
Total Investment Companies (cost $1,843,094)		2,086,784
Total Investments 100.0% (cost $1,843,094)		2,086,784
Other Assets and Liabilities, Net (0.0)%		(752)
Total Net Assets 100.0%		2,086,032

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	55,438	1,416,998
Total Investment Companies (cost $1,233,924)		1,416,998
Total Investments 100.0% (cost $1,233,924)		1,416,998
Other Assets and Liabilities, Net (0.0)%		(533)
Total Net Assets 100.0%		1,416,465

(a)  Investment in affiliate.

JNL/Vanguard Capital Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (a)	4,078	140,434
Total Investment Companies (cost $143,567)		140,434
Total Investments 100.0% (cost $143,567)		140,434
Other Assets and Liabilities, Net (0.0)%		(41)
Total Net Assets 100.0%		140,393

(a)  Investment in affiliate.

JNL/Vanguard Equity Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Equity Income Portfolio (a)	3,126	68,709
Total Investment Companies (cost $75,577)		68,709
Total Investments 100.0% (cost $75,577)		68,709
Other Assets and Liabilities, Net (0.0)%		(20)
Total Net Assets 100.0%		68,689

(a)  Investment in affiliate.

JNL/Vanguard International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Variable Insurance Fund - International Portfolio (a)	11,094	303,533
Total Investment Companies (cost $314,696)		303,533
Total Investments 100.0% (cost $314,696)		303,533
Other Assets and Liabilities, Net (0.0)%		(85)
Total Net Assets 100.0%		303,448

(a)  Investment in affiliate.

JNL/Vanguard Small Company Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	3,208	71,758
Total Investment Companies (cost $77,655)		71,758
Total Investments 100.0% (cost $77,655)		71,758
Other Assets and Liabilities, Net (0.0)%		(21)
Total Net Assets 100.0%		71,737

JNL Institutional Alt 25 Fund
INVESTMENT COMPANIES 100.0%
Alternative 24.7%
JNL Multi-Manager Alternative Fund - Class I (8.2%) (a)	8,381	85,735
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (8.0%) (a)	3,686	46,961
JNL/AQR Managed Futures Strategy Fund - Class I (20.0%) (a)	9,552	77,752
JNL/BlackRock Global Long Short Credit Fund - Class I (19.9%) (a)	3,251	31,532
JNL/Boston Partners Global Long Short Equity Fund - Class I (23.4%) (a)	12,370	134,214
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (2.4%) (a)	1,708	23,087

1

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (20.0%) (a)	8,015	79,264
JNL/Invesco Global Real Estate Fund - Class I (3.7%) (a)	6,585	64,273
JNL/Mellon Capital Real Estate Sector Fund - Class I (21.5%) (a)	3,351	32,206
JNL/Neuberger Berman Currency Fund - Class I (40.6%) (a)	3,160	31,667
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (23.6%) (a)	3,301	37,769
JNL/Nicholas Convertible Arbitrage Fund - Class I (17.4%) (a)	3,081	31,397
JNL/PPM America Long Short Credit Fund - Class I (28.9%) (a)	4,423	39,409
JNL/Westchester Capital Event Driven Fund - Class I (31.0%) (a)	7,019	70,817
		786,083
Domestic Equity 29.6%
JNL Multi-Manager Mid Cap Fund - Class I (16.9%) (a)	13,120	162,949
JNL Multi-Manager Small Cap Growth Fund - Class I (1.3%) (a)	826	23,637
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,098	31,078
JNL/DFA U.S. Small Cap Fund - Class I (31.5%) (a)	3,573	36,297
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (12.2%) (a)	12,014	179,368
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.9%) (a)	3,158	70,299
JNL/T. Rowe Price Established Growth Fund - Class I (1.7%) (a)	3,305	155,319
JNL/T. Rowe Price Value Fund - Class I (3.8%) (a)	10,539	187,812
JNL/The London Company Focused U.S. Equity Fund - Class I (79.7%) (a)	6,366	95,365
		942,124
Domestic Fixed Income 16.4%
JNL/Crescent High Income Fund - Class I (5.2%) (a)	2,966	31,793
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	6,209	85,745
JNL/DoubleLine Total Return Fund - Class I (6.8%) (a)	13,161	142,402
JNL/PIMCO Income Fund - Class I (9.2%) (a)	7,905	79,290
JNL/PIMCO Real Return Fund - Class I (1.6%) (a)	3,183	31,770
JNL/PPM America Total Return Fund - Class I (6.6%) (a)	6,720	79,293
JNL/Scout Unconstrained Bond Fund - Class I (10.3%) (a)	7,149	70,774
		521,067
Emerging Markets Equity 5.9%
JNL/GQG Emerging Markets Equity Fund - Class I (17.1%) (a)	7,876	86,006
JNL/Lazard Emerging Markets Fund - Class I (5.4%) (a)	4,693	55,003
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (7.8%) (a)	3,802	47,787
		188,796
Global Equity 3.4%
JNL/Harris Oakmark Global Equity Fund - Class I (10.3%) (a)	9,229	107,153
Global Fixed Income 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (5.4%) (a)	8,709	95,452
International Equity 13.5%
JNL/Causeway International Value Select Fund - Class I (11.7%) (a)	12,567	213,635
JNL/WCM Focused International Equity Fund - Class I (13.9%) (a)	14,642	215,087
		428,722
International Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (19.8%) (a)	10,070	110,070
Total Investment Companies (cost $3,088,883)		3,179,467
Total Investments 100.0% (cost $3,088,883)		3,179,467
Other Assets and Liabilities, Net (0.0)%		(780)
Total Net Assets 100.0%		3,178,687
	Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 50 Fund
INVESTMENT COMPANIES 100.0%
Alternative 49.9%
JNL Multi-Manager Alternative Fund - Class I (15.8%) (a)	16,119	164,894
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (19.7%) (a)	9,062	115,449
JNL/AQR Managed Futures Strategy Fund - Class I (35.0%) (a)	16,743	136,288
JNL/BlackRock Global Long Short Credit Fund - Class I (34.6%) (a)	5,659	54,897
JNL/Boston Partners Global Long Short Equity Fund - Class I (45.6%) (a)	24,076	261,223
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (2.8%) (a)	2,038	27,549
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (38.4%) (a)	15,368	151,989
JNL/Invesco Global Real Estate Fund - Class I (4.4%) (a)	7,872	76,829
JNL/Mellon Capital Real Estate Sector Fund - Class I (28.0%) (a)	4,370	41,995
JNL/Neuberger Berman Currency Fund - Class I (35.3%) (a)	2,751	27,567
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (41.6%) (a)	5,821	66,592
JNL/Nicholas Convertible Arbitrage Fund - Class I (30.5%) (a)	5,401	55,039
JNL/PPM America Long Short Credit Fund - Class I (50.4%) (a)	7,700	68,605
JNL/Westchester Capital Event Driven Fund - Class I (54.0%) (a)	12,214	123,243
		1,372,159
Domestic Equity 18.9%
JNL Multi-Manager Mid Cap Fund - Class I (6.4%) (a)	4,974	61,773
JNL Multi-Manager Small Cap Growth Fund - Class I (0.7%) (a)	477	13,650
JNL Multi-Manager Small Cap Value Fund - Class I (1.7%) (a)	1,381	20,458
JNL/DFA U.S. Small Cap Fund - Class I (12.1%) (a)	1,367	13,887
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.8%) (a)	7,708	115,074
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.7%) (a)	2,381	53,012
JNL/T. Rowe Price Established Growth Fund - Class I (1.2%) (a)	2,430	114,194
JNL/T. Rowe Price Value Fund - Class I (2.6%) (a)	7,255	129,277
		521,325
Domestic Fixed Income 13.5%
JNL/Crescent High Income Fund - Class I (3.4%) (a)	1,941	20,809
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	4,476	61,812
JNL/DoubleLine Total Return Fund - Class I (4.6%) (a)	8,910	96,411
JNL/PIMCO Income Fund - Class I (6.4%) (a)	5,502	55,184
JNL/PIMCO Real Return Fund - Class I (1.4%) (a)	2,773	27,672
JNL/PPM America Total Return Fund - Class I (4.6%) (a)	4,670	55,107
JNL/Scout Unconstrained Bond Fund - Class I (7.9%) (a)	5,536	54,811
		371,806
Emerging Markets Equity 3.7%
JNL/GQG Emerging Markets Equity Fund - Class I (9.5%) (a)	4,371	47,729
JNL/Lazard Emerging Markets Fund - Class I (2.7%) (a)	2,338	27,398
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (4.5%) (a)	2,205	27,720
		102,847
Global Equity 1.9%
JNL/Harris Oakmark Global Equity Fund - Class I (5.1%) (a)	4,585	53,237

2

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
Global Fixed Income 2.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (3.5%) (a)	5,666	62,104
International Equity 7.5%
JNL/Causeway International Value Select Fund - Class I (5.7%) (a)	6,077	103,313
JNL/WCM Focused International Equity Fund - Class I (6.7%) (a)	7,073	103,901
		207,214
International Fixed Income 2.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.2%) (a)	5,662	61,885
Total Investment Companies (cost $2,695,596)		2,752,577
Total Investments 100.0% (cost $2,695,596)		2,752,577
Other Assets and Liabilities, Net (0.0)%		(704)
Total Net Assets 100.0%		2,751,873

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 31.4%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	16,013	231,704
American Funds Insurance Series - Growth Fund - Class 1	2,642	211,483
American Funds Insurance Series - Growth-Income Fund - Class 1	5,037	257,246
		700,433
Domestic Fixed Income 35.0%
American Funds American High-Income Trust - Class R-6	8,676	88,409
American Funds Bond Fund of America - Class R-6	34,212	432,440
American Funds Inflation Linked Bond Fund - Class R-6	5,747	55,288
American Intermediate Bond Fund of America - Class R-6	15,539	204,647
		780,784
Emerging Markets Equity 4.0%
American Funds New World Fund - Class R-6	1,322	89,628
Global Equity 19.8%
American Funds Capital World Growth and Income Fund - Class R-6	998	50,984
American Funds Insurance Series - Global Growth Fund - Class 1	5,685	178,400
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	6,894	122,980
American Funds SMALLCAP World Fund - Class R-6	1,548	89,020
		441,384
International Equity 5.3%
American Funds Insurance Series - International Fund - Class 1	5,396	117,960
International Fixed Income 4.4%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	9,489	99,065
Total Investment Companies (cost $2,110,757)		2,229,254
Total Investments 99.9% (cost $2,110,757)		2,229,254
Other Assets and Liabilities, Net 0.1%		1,145
Total Net Assets 100.0%		2,230,399

(a)  Investment in affiliate.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 39.1%
American Funds Insurance Series - Growth Fund - Class 1	3,424	274,133
American Funds Insurance Series - Growth-Income Fund - Class 1	6,262	319,804
	Shares	Value ($)
American Washington Mutual Investors Fund - Class R-6	6,302	282,572
		876,509
Domestic Fixed Income 17.4%
American Funds American High-Income Trust - Class R-6	4,367	44,496
American Funds Bond Fund of America - Class R-6	17,633	222,879
American Intermediate Bond Fund of America - Class R-6	9,301	122,499
		389,874
Emerging Markets Equity 6.0%
American Funds New World Fund - Class R-6	1,984	134,450
Global Equity 29.3%
American Funds Capital World Growth and Income Fund - Class R-6	2,533	129,436
American Funds Insurance Series - Global Growth Fund - Class 1	8,206	257,508
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	7,527	134,275
American Funds SMALLCAP World Fund - Class R-6	2,332	134,084
		655,303
International Equity 6.0%
American Funds Insurance Series - International Fund - Class 1	6,168	134,835
International Fixed Income 2.2%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	4,793	50,037
Total Investment Companies (cost $2,106,345)		2,241,008
Total Investments 100.0% (cost $2,106,345)		2,241,008
Other Assets and Liabilities, Net 0.0%		148
Total Net Assets 100.0%		2,241,156

(a)  Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.1%
DFA International Real Estate Securities Portfolio - Institutional Class	203	1,046
DFA Real Estate Securities Portfolio - Institutional Class	98	3,189
		4,235
Domestic Equity 42.2%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	534	6,795
DFA U.S. Large Cap Value Portfolio - Institutional Class	179	6,797
DFA U.S. Large Company Portfolio - Institutional Class	1,008	20,648
DFA U.S. Small Cap Portfolio - Institutional Class	140	4,965
DFA U.S. Targeted Value Portfolio - Institutional Class	204	4,966
		44,171
Domestic Fixed Income 18.0%
DFA Investment Grade Portfolio - Institutional Class	988	10,460
DFA Short-Duration Real Return Portfolio - Institutional Class	159	1,568
DFA Short-Term Extended Quality Portfolio - Institutional Class	634	6,796
		18,824
Emerging Markets Equity 8.0%
DFA Emerging Markets Portfolio - Institutional Class	135	4,181
DFA Emerging Markets Small Cap Portfolio - Institutional Class	173	4,182
		8,363
International Equity 27.7%
DFA International Core Equity Portfolio - Institutional Class	1,525	21,959

3

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
DFA International Small Cap Value Portfolio - Institutional Class	314	7,055
		29,014
Total Investment Companies (cost $103,974)		104,607
Total Investments 100.0% (cost $103,974)		104,607
Other Assets and Liabilities, Net (0.0)%		(33)
Total Net Assets 100.0%		104,574

JNL/DFA Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.0%
DFA International Real Estate Securities Portfolio - Institutional Class	166	857
DFA Real Estate Securities Portfolio - Institutional Class	54	1,746
		2,603
Domestic Equity 33.9%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	335	4,268
DFA U.S. Large Cap Value Portfolio - Institutional Class	118	4,492
DFA U.S. Large Company Portfolio - Institutional Class	666	13,647
DFA U.S. Small Cap Portfolio - Institutional Class	91	3,196
DFA U.S. Targeted Value Portfolio - Institutional Class	140	3,413
		29,016
Domestic Fixed Income 37.3%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	329	3,430
DFA Investment Grade Portfolio - Institutional Class	1,415	14,974
DFA Short-Duration Real Return Portfolio - Institutional Class	260	2,559
DFA Short-Term Extended Quality Portfolio - Institutional Class	1,016	10,883
		31,846
Emerging Markets Equity 6.0%
DFA Emerging Markets Portfolio - Institutional Class	82	2,554
DFA Emerging Markets Small Cap Portfolio - Institutional Class	106	2,569
		5,123
International Equity 19.8%
DFA International Core Equity Portfolio - Institutional Class	908	13,076
DFA International Small Cap Value Portfolio - Institutional Class	171	3,840
		16,916
Total Investment Companies (cost $85,609)		85,504
Total Investments 100.0% (cost $85,609)		85,504
Other Assets and Liabilities, Net (0.0)%		(27)
Total Net Assets 100.0%		85,477

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 6.9%
JNL Multi-Manager Alternative Fund - Class I (6.1%) (a)	6,167	63,089
JNL/Boston Partners Global Long Short Equity Fund - Class I (4.3%) (a)	2,256	24,477
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (0.7%) (a)	515	6,963
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (7.8%) (a)	3,134	30,993
JNL/Invesco Global Real Estate Fund - Class I (1.1%) (a)	1,928	18,822
JNL/Mellon Capital Real Estate Sector Fund - Class I (8.5%) (a)	1,325	12,732
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (7.5%) (a)	1,050	12,007
		169,083
	Shares	Value ($)
Domestic Balanced 11.3%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (4.5%) (a)	7,297	91,652
JNL/T. Rowe Price Capital Appreciation Fund - Class I (6.7%) (a)	12,941	186,095
		277,747
Domestic Equity 23.5%
JNL Multi-Manager Mid Cap Fund - Class I (10.3%) (a)	8,013	99,520
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	882	25,247
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,083	30,846
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.7%) (a)	6,539	97,629
JNL/Invesco Diversified Dividend Fund - Class I (13.7%) (a)	7,456	74,262
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.6%) (a)	2,216	49,331
JNL/T. Rowe Price Established Growth Fund - Class I (1.1%) (a)	2,213	104,015
JNL/T. Rowe Price Value Fund - Class I (2.0%) (a)	5,484	97,729
		578,579
Domestic Fixed Income 25.2%
JNL/Crescent High Income Fund - Class I (7.5%) (a)	4,269	45,759
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	6,226	85,986
JNL/DoubleLine Total Return Fund - Class I (7.1%) (a)	13,761	148,894
JNL/PIMCO Credit Income Fund - Class I (17.0%) (a)	6,986	80,478
JNL/PIMCO Income Fund - Class I (9.3%) (a)	7,981	80,054
JNL/PIMCO Real Return Fund - Class I (1.3%) (a)	2,529	25,242
JNL/PPM America Total Return Fund - Class I (6.7%) (a)	6,849	80,816
JNL/Scout Unconstrained Bond Fund - Class I (10.7%) (a)	7,433	73,582
		620,811
Emerging Markets Equity 7.0%
JNL/GQG Emerging Markets Equity Fund - Class I (14.7%) (a)	6,793	74,182
JNL/Lazard Emerging Markets Fund - Class I (4.8%) (a)	4,184	49,040
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.3%) (a)	4,018	50,507
		173,729
Global Equity 2.9%
JNL/Harris Oakmark Global Equity Fund - Class I (6.8%) (a)	6,103	70,854
Global Fixed Income 3.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.9%) (a)	7,884	86,406
International Equity 16.4%
JNL/Causeway International Value Select Fund - Class I (10.1%) (a)	10,891	185,140
JNL/Mellon Capital International Index Fund - Class I (1.2%) (a)	1,539	24,661
JNL/WCM Focused International Equity Fund - Class I (12.6%) (a)	13,236	194,435
		404,236
International Fixed Income 3.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (14.5%) (a)	7,354	80,374
Total Investment Companies (cost $2,396,050)		2,461,819
Total Investments 100.0% (cost $2,396,050)		2,461,819
Other Assets and Liabilities, Net (0.0)%		(551)
Total Net Assets 100.0%		2,461,268

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

4

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 6.9%
JNL Multi-Manager Alternative Fund - Class I (4.9%) (a)	5,012	51,273
JNL/Boston Partners Global Long Short Equity Fund - Class I (5.4%) (a)	2,863	31,062
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (0.7%) (a)	531	7,173
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (6.4%) (a)	2,548	25,197
JNL/Invesco Global Real Estate Fund - Class I (1.5%) (a)	2,663	25,994
JNL/Mellon Capital Real Estate Sector Fund - Class I (13.1%) (a)	2,041	19,611
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (7.7%) (a)	1,080	12,357
		172,667
Domestic Balanced 7.5%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (4.2%) (a)	6,930	87,039
JNL/T. Rowe Price Capital Appreciation Fund - Class I (3.6%) (a)	7,011	100,824
		187,863
Domestic Equity 32.3%
JNL Multi-Manager Mid Cap Fund - Class I (15.8%) (a)	12,281	152,531
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,138	32,597
JNL Multi-Manager Small Cap Value Fund - Class I (3.2%) (a)	2,544	37,677
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (11.5%) (a)	11,286	168,495
JNL/Mellon Capital S&P 500 Index Fund - Class I (1.0%) (a)	3,660	81,475
JNL/T. Rowe Price Established Growth Fund - Class I (1.6%) (a)	3,081	144,814
JNL/T. Rowe Price Value Fund - Class I (3.9%) (a)	10,851	193,372
		810,961
Domestic Fixed Income 12.6%
JNL/Crescent High Income Fund - Class I (4.9%) (a)	2,777	29,774
JNL/DoubleLine Core Fixed Income Fund - Class I (1.2%) (a)	3,531	48,757
JNL/DoubleLine Total Return Fund - Class I (3.9%) (a)	7,569	81,896
JNL/PIMCO Credit Income Fund - Class I (11.9%) (a)	4,886	56,285
JNL/PIMCO Income Fund - Class I (4.3%) (a)	3,689	37,000
JNL/PIMCO Real Return Fund - Class I (1.3%) (a)	2,547	25,419
JNL/Scout Unconstrained Bond Fund - Class I (5.4%) (a)	3,785	37,477
		316,608
Emerging Markets Equity 9.9%
JNL/GQG Emerging Markets Equity Fund - Class I (21.3%) (a)	9,842	107,477
JNL/Lazard Emerging Markets Fund - Class I (6.8%) (a)	5,871	68,808
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (11.6%) (a)	5,639	70,877
		247,162
Global Equity 4.8%
JNL/Harris Oakmark Global Equity Fund - Class I (11.6%) (a)	10,384	120,558
Global Fixed Income 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (2.9%) (a)	4,584	50,241
International Equity 22.0%
JNL/Causeway International Value Select Fund - Class I (13.7%) (a)	14,747	250,695
JNL/Mellon Capital International Index Fund - Class I (1.9%) (a)	2,413	38,661
JNL/WCM Focused International Equity Fund - Class I (17.0%) (a)	17,880	262,651
		552,007
	Shares	Value ($)
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.0%) (a)	4,555	49,784
Total Investment Companies (cost $2,416,185)		2,507,851
Total Investments 100.0% (cost $2,416,185)		2,507,851
Other Assets and Liabilities, Net (0.0)%		(538)
Total Net Assets 100.0%		2,507,313

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 7.5%
JNL Multi-Manager Alternative Fund - Class I (3.2%) (a)	3,294	33,700
JNL/Boston Partners Global Long Short Equity Fund - Class I (3.6%) (a)	1,877	20,362
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (0.5%) (a)	365	4,934
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (3.1%) (a)	1,250	12,360
JNL/Invesco Global Real Estate Fund - Class I (1.2%) (a)	2,126	20,753
JNL/Mellon Capital Real Estate Sector Fund - Class I (11.1%) (a)	1,731	16,632
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (7.5%) (a)	1,047	11,977
		120,718
Domestic Equity 39.5%
JNL Multi-Manager Mid Cap Fund - Class I (10.9%) (a)	8,513	105,735
JNL Multi-Manager Small Cap Growth Fund - Class I (1.3%) (a)	863	24,713
JNL Multi-Manager Small Cap Value Fund - Class I (2.4%) (a)	1,903	28,186
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (9.3%) (a)	9,112	136,033
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.8%) (a)	2,718	60,506
JNL/T. Rowe Price Established Growth Fund - Class I (1.5%) (a)	2,998	140,922
JNL/T. Rowe Price Value Fund - Class I (2.8%) (a)	7,833	139,588
		635,683
Domestic Fixed Income 6.7%
JNL/Crescent High Income Fund - Class I (2.3%) (a)	1,303	13,965
JNL/DoubleLine Core Fixed Income Fund - Class I (1.4%) (a)	4,114	56,814
JNL/DoubleLine Total Return Fund - Class I (1.8%) (a)	3,425	37,057
		107,836
Emerging Markets Equity 11.3%
JNL/GQG Emerging Markets Equity Fund - Class I (15.2%) (a)	7,032	76,787
JNL/Lazard Emerging Markets Fund - Class I (5.1%) (a)	4,439	52,028
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.7%) (a)	4,242	53,319
		182,134
Global Equity 8.7%
JNL/Harris Oakmark Global Equity Fund - Class I (13.3%) (a)	11,970	138,975
Global Fixed Income 1.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.2%) (a)	1,874	20,537
International Equity 24.0%
JNL/Causeway International Value Select Fund - Class I (9.5%) (a)	10,206	173,503
JNL/Mellon Capital International Index Fund - Class I (1.4%) (a)	1,788	28,643
JNL/WCM Focused International Equity Fund - Class I (12.0%) (a)	12,559	184,495
		386,641

5

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
International Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.9%) (a)	1,488	16,263
Total Investment Companies (cost $1,547,341)		1,608,787
Total Investments 100.0% (cost $1,547,341)		1,608,787
Other Assets and Liabilities, Net (0.0)%		(353)
Total Net Assets 100.0%		1,608,434

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 33.5%
JNL/Franklin Templeton Income Fund - Class I (20.0%) (a)	41,731	467,798
Global Equity 66.5%
JNL/Franklin Templeton Global Fund - Class I (46.8%) (a)	40,420	464,026
JNL/Franklin Templeton Mutual Shares Fund - Class I (40.1%) (a)	40,699	465,194
		929,220
Total Investment Companies (cost $1,397,088)		1,397,018
Total Investments 100.0% (cost $1,397,088)		1,397,018
Other Assets and Liabilities, Net (0.0)%		(230)
Total Net Assets 100.0%		1,396,788

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital 10 x 10 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 80.0%
JNL/Mellon Capital JNL 5 Fund - Class I (6.5%) (a)	15,298	235,439
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (1.5%) (a)	2,158	47,220
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.6%) (a)	2,097	46,669
JNL/Mellon Capital Small Cap Index Fund - Class I (2.0%) (a)	2,333	47,056
		376,384
Domestic Fixed Income 10.0%
JNL/Mellon Capital Bond Index Fund - Class I (3.9%) (a)	3,924	47,009
International Equity 10.0%
JNL/Mellon Capital International Index Fund - Class I (2.3%) (a)	2,944	47,165
Total Investment Companies (cost $448,816)		470,558
Total Investments 100.0% (cost $448,816)		470,558
Other Assets and Liabilities, Net (0.0)%		(71)
Total Net Assets 100.0%		470,487

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.1%
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (6.3%) (a)	9,164	200,511
JNL/Mellon Capital S&P 500 Index Fund - Class I (2.5%) (a)	8,871	197,463
JNL/Mellon Capital Small Cap Index Fund - Class I (8.6%) (a)	9,957	200,821
		598,795
Domestic Fixed Income 19.9%
JNL/Mellon Capital Bond Index Fund - Class I (16.6%) (a)	16,596	198,823
	Shares	Value ($)
International Equity 20.0%
JNL/Mellon Capital International Index Fund - Class I (9.8%) (a)	12,455	199,532
Total Investment Companies (cost $953,997)		997,150
Total Investments 100.0% (cost $953,997)		997,150
Other Assets and Liabilities, Net (0.0)%		(142)
Total Net Assets 100.0%		997,008

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 29.2%
JNL Multi-Manager Small Cap Growth Fund - Class I (0.4%) (a)	270	7,730
JNL/Invesco Small Cap Growth Fund - Class I (0.6%) (a)	441	11,694
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I (0.6%) (a)	358	7,743
JNL/Mellon Capital Healthcare Sector Fund - Class I (0.4%) (a)	448	11,488
JNL/Mellon Capital JNL 5 Fund - Class I (0.3%) (a)	761	11,705
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (0.4%) (a)	536	11,726
JNL/S&P Competitive Advantage Fund - Class I (0.4%) (a)	695	11,691
JNL/S&P Dividend Income & Growth Fund - Class I (0.2%) (a)	747	11,640
JNL/S&P Intrinsic Value Fund - Class I (0.5%) (a)	780	11,570
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.1%) (a)	152	7,798
		104,785
Domestic Fixed Income 51.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (0.9%) (a)	2,621	36,199
JNL/Goldman Sachs Core Plus Bond Fund - Class I (3.9%) (a)	3,718	43,539
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (3.3%) (a)	3,200	43,556
JNL/Mellon Capital Bond Index Fund - Class I (3.6%) (a)	3,636	43,565
JNL/PIMCO Real Return Fund - Class I (0.9%) (a)	1,819	18,153
		185,012
Emerging Markets Equity 5.4%
JNL/Mellon Capital Emerging Markets Index Fund - Class I (1.3%) (a)	1,606	19,432
Global Equity 3.3%
JNL/Franklin Templeton Mutual Shares Fund - Class I (1.0%) (a)	1,020	11,657
Global Fixed Income 5.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (2.5%) (a)	1,634	18,091
International Equity 5.5%
JNL/Invesco International Growth Fund - Class I (1.3%) (a)	1,342	19,729
Total Investment Companies (cost $351,154)		358,706
Total Investments 100.0% (cost $351,154)		358,706
Other Assets and Liabilities, Net (0.0)%		(156)
Total Net Assets 100.0%		358,550

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 56.4%
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	83	2,391
JNL/Invesco Small Cap Growth Fund - Class I (0.1%) (a)	91	2,408
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I (0.2%) (a)	89	1,918

6

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
JNL/Mellon Capital Healthcare Sector Fund - Class I (0.1%) (a)	112	2,888
JNL/Mellon Capital JNL 5 Fund - Class I (0.1%) (a)	125	1,927
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (0.1%) (a)	133	2,902
JNL/S&P Competitive Advantage Fund - Class I (0.1%) (a)	202	3,391
JNL/S&P Dividend Income & Growth Fund - Class I (0.1%) (a)	249	3,883
JNL/S&P Intrinsic Value Fund - Class I (0.1%) (a)	229	3,392
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.0%) (a)	37	1,921
		27,021
Domestic Fixed Income 17.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (0.0%) (a)	112	1,555
JNL/Goldman Sachs Core Plus Bond Fund - Class I (0.1%) (a)	133	1,555
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (0.2%) (a)	152	2,076
JNL/Mellon Capital Bond Index Fund - Class I (0.2%) (a)	173	2,077
JNL/PIMCO Real Return Fund - Class I (0.1%) (a)	104	1,037
		8,300
Emerging Markets Equity 10.0%
JNL/Mellon Capital Emerging Markets Index Fund - Class I (0.3%) (a)	397	4,800
Global Equity 4.0%
JNL/Franklin Templeton Mutual Shares Fund - Class I (0.2%) (a)	169	1,928
Global Fixed Income 2.2%
JNL/Neuberger Berman Strategic Income Fund - Class I (0.1%) (a)	94	1,038
International Equity 10.1%
JNL/Invesco International Growth Fund - Class I (0.3%) (a)	328	4,818
Total Investment Companies (cost $46,566)		47,905
Total Investments 100.0% (cost $46,566)		47,905
Other Assets and Liabilities, Net (0.0)%		(19)
Total Net Assets 100.0%		47,886

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.9%
JNL Multi-Manager Small Cap Growth Fund - Class I (0.4%) (a)	289	8,288
JNL/Invesco Small Cap Growth Fund - Class I (0.4%) (a)	316	8,364
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I (0.5%) (a)	288	6,232
JNL/Mellon Capital Healthcare Sector Fund - Class I (0.3%) (a)	321	8,224
JNL/Mellon Capital JNL 5 Fund - Class I (0.2%) (a)	408	6,286
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (0.3%) (a)	480	10,509
JNL/S&P Competitive Advantage Fund - Class I (0.4%) (a)	624	10,490
JNL/S&P Dividend Income & Growth Fund - Class I (0.2%) (a)	804	12,532
JNL/S&P Intrinsic Value Fund - Class I (0.4%) (a)	701	10,404
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.1%) (a)	122	6,281
		87,610
Domestic Fixed Income 29.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (0.3%) (a)	719	9,933
JNL/Goldman Sachs Core Plus Bond Fund - Class I (1.0%) (a)	989	11,585
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (1.0%) (a)	974	13,255
	Shares	Value ($)
JNL/Mellon Capital Bond Index Fund - Class I (1.1%) (a)	1,107	13,258
JNL/PIMCO Real Return Fund - Class I (0.3%) (a)	665	6,632
		54,663
Emerging Markets Equity 5.6%
JNL/Mellon Capital Emerging Markets Index Fund - Class I (0.7%) (a)	864	10,451
Global Equity 3.4%
JNL/Franklin Templeton Mutual Shares Fund - Class I (0.5%) (a)	549	6,274
Global Fixed Income 3.5%
JNL/Neuberger Berman Strategic Income Fund - Class I (0.9%) (a)	597	6,611
International Equity 11.3%
JNL/Invesco International Growth Fund - Class I (1.4%) (a)	1,441	21,190
Total Investment Companies (cost $180,728)		186,799
Total Investments 100.0% (cost $180,728)		186,799
Other Assets and Liabilities, Net (0.0)%		(76)
Total Net Assets 100.0%		186,723

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/S&P Competitive Advantage Fund - Class I (62.2%) (a)	100,020	1,682,344
JNL/S&P Dividend Income & Growth Fund - Class I (32.8%) (a)	107,862	1,681,577
JNL/S&P Intrinsic Value Fund - Class I (67.0%) (a)	113,224	1,680,238
JNL/S&P Total Yield Fund - Class I (77.3%) (a)	122,003	1,681,198
Total Investment Companies (cost $6,274,717)		6,725,357
Total Investments 100.0% (cost $6,274,717)		6,725,357
Other Assets and Liabilities, Net (0.0)%		(946)
Total Net Assets 100.0%		6,724,411

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.3%
JNL Multi-Manager Alternative Fund - Class I (4.2%) (a)	4,253	43,508
JNL/Invesco Global Real Estate Fund - Class I (0.2%) (a)	407	3,972
		47,480
Domestic Equity 14.7%
JNL Multi-Manager Mid Cap Fund - Class I (1.5%) (a)	1,171	14,548
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	519	14,857
JNL Multi-Manager Small Cap Value Fund - Class I (1.2%) (a)	966	14,299
JNL/ClearBridge Large Cap Growth Fund - Class I (2.4%) (a)	1,078	11,898
JNL/DFA U.S. Core Equity Fund - Class I (2.4%) (a)	1,992	28,766
JNL/Invesco Diversified Dividend Fund - Class I (2.0%) (a)	1,104	11,001
JNL/Invesco Mid Cap Value Fund - Class I (0.1%) (a)	35	628
JNL/JPMorgan MidCap Growth Fund - Class I (1.4%) (a)	801	29,351
JNL/MFS Mid Cap Value Fund - Class I (0.8%) (a)	620	7,414
JNL/T. Rowe Price Established Growth Fund - Class I (0.3%) (a)	623	29,264
JNL/T. Rowe Price Value Fund - Class I (0.9%) (a)	2,399	42,749
JNL/WMC Value Fund - Class I (0.2%) (a)	107	2,622
		207,397
Domestic Fixed Income 68.9%
JNL/Crescent High Income Fund - Class I (7.4%) (a)	4,217	45,210

7

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	4,589	63,367
JNL/DoubleLine Total Return Fund - Class I (6.3%) (a)	12,135	131,298
JNL/Goldman Sachs Core Plus Bond Fund - Class I (3.9%) (a)	3,716	43,514
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (7.5%) (a)	7,359	100,151
JNL/PIMCO Income Fund - Class I (6.0%) (a)	5,128	51,433
JNL/PIMCO Real Return Fund - Class I (5.2%) (a)	10,402	103,812
JNL/PPM America Floating Rate Income Fund - Class I (1.9%) (a)	2,746	29,249
JNL/PPM America High Yield Bond Fund - Class I (2.9%) (a)	4,623	71,880
JNL/PPM America Low Duration Bond Fund - Class I (13.7%) (a)	8,641	87,271
JNL/PPM America Total Return Fund - Class I (8.4%) (a)	8,614	101,651
JNL/Scout Unconstrained Bond Fund - Class I (8.5%) (a)	5,952	58,929
JNL/T. Rowe Price Short-Term Bond Fund - Class I (5.7%) (a)	8,836	87,300
		975,065
Global Equity 0.7%
JNL/Oppenheimer Global Growth Fund - Class I (0.4%) (a)	527	9,953
Global Fixed Income 7.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (5.8%) (a)	9,349	102,464
International Equity 3.1%
JNL/Causeway International Value Select Fund - Class I (0.8%) (a)	838	14,254
JNL/Invesco International Growth Fund - Class I (0.9%) (a)	979	14,392
JNL/WCM Focused International Equity Fund - Class I (0.9%) (a)	997	14,653
		43,299
International Fixed Income 2.1%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.6%) (a)	1,320	14,426
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (4.4%) (a)	1,222	14,800
		29,226
Total Investment Companies (cost $1,402,098)		1,414,884
Total Investments 100.0% (cost $1,402,098)		1,414,884
Other Assets and Liabilities, Net (0.0)%		(350)
Total Net Assets 100.0%		1,414,534

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.8%
JNL Multi-Manager Alternative Fund - Class I (9.7%) (a)	9,849	100,755
JNL/Invesco Global Real Estate Fund - Class I (1.3%) (a)	2,278	22,238
		122,993
Domestic Equity 31.5%
JNL Multi-Manager Mid Cap Fund - Class I (4.1%) (a)	3,178	39,469
JNL Multi-Manager Small Cap Growth Fund - Class I (2.0%) (a)	1,285	36,795
JNL Multi-Manager Small Cap Value Fund - Class I (4.3%) (a)	3,495	51,764
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.1%) (a)	914	36,577
JNL/ClearBridge Large Cap Growth Fund - Class I (9.2%) (a)	4,065	44,882
JNL/DFA U.S. Core Equity Fund - Class I (2.9%) (a)	2,411	34,813
JNL/Invesco Diversified Dividend Fund - Class I (18.1%) (a)	9,846	98,070
JNL/Invesco Mid Cap Value Fund - Class I (1.6%) (a)	478	8,497
JNL/Invesco Small Cap Growth Fund - Class I (1.8%) (a)	1,359	36,034
	Shares	Value ($)
JNL/JPMorgan MidCap Growth Fund - Class I (3.8%) (a)	2,183	79,978
JNL/MFS Mid Cap Value Fund - Class I (1.9%) (a)	1,487	17,785
JNL/T. Rowe Price Established Growth Fund - Class I (3.0%) (a)	6,019	282,877
JNL/T. Rowe Price Value Fund - Class I (4.3%) (a)	11,909	212,218
JNL/WMC Value Fund - Class I (2.8%) (a)	1,716	42,186
		1,021,945
Domestic Fixed Income 47.6%
JNL/Crescent High Income Fund - Class I (16.5%) (a)	9,342	100,144
JNL/DoubleLine Core Fixed Income Fund - Class I (1.8%) (a)	5,167	71,361
JNL/DoubleLine Total Return Fund - Class I (11.1%) (a)	21,532	232,980
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (11.2%) (a)	10,925	148,691
JNL/PIMCO Income Fund - Class I (9.5%) (a)	8,154	81,782
JNL/PIMCO Real Return Fund - Class I (9.9%) (a)	19,595	195,563
JNL/PPM America High Yield Bond Fund - Class I (5.3%) (a)	8,537	132,744
JNL/PPM America Low Duration Bond Fund - Class I (26.2%) (a)	16,529	166,942
JNL/PPM America Total Return Fund - Class I (13.7%) (a)	14,028	165,528
JNL/Scout Unconstrained Bond Fund - Class I (16.0%) (a)	11,154	110,423
JNL/T. Rowe Price Short-Term Bond Fund - Class I (8.8%) (a)	13,619	134,553
		1,540,711
Emerging Markets Equity 1.6%
JNL/Lazard Emerging Markets Fund - Class I (3.5%) (a)	3,019	35,379
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (2.5%) (a)	1,194	15,012
		50,391
Global Equity 1.1%
JNL/Oppenheimer Global Growth Fund - Class I (1.3%) (a)	1,870	35,297
Global Fixed Income 7.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (13.3%) (a)	21,391	234,451
International Equity 5.1%
JNL/Causeway International Value Select Fund - Class I (1.9%) (a)	1,989	33,806
JNL/Invesco International Growth Fund - Class I (4.5%) (a)	4,625	67,988
JNL/WCM Focused International Equity Fund - Class I (4.2%) (a)	4,375	64,263
		166,057
International Fixed Income 2.1%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (5.9%) (a)	3,018	32,984
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (10.3%) (a)	2,880	34,876
		67,860
Total Investment Companies (cost $3,163,576)		3,239,705
Total Investments 100.0% (cost $3,163,576)		3,239,705
Other Assets and Liabilities, Net (0.0)%		(743)
Total Net Assets 100.0%		3,238,962

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.4%
JNL Multi-Manager Alternative Fund - Class I (18.3%) (a)	18,665	190,940
JNL/Invesco Global Real Estate Fund - Class I (4.7%) (a)	8,463	82,599
		273,539
Domestic Equity 46.0%
JNL Multi-Manager Mid Cap Fund - Class I (11.0%) (a)	8,578	106,542

8

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
JNL Multi-Manager Small Cap Growth Fund - Class I (3.9%) (a)	2,535	72,576
JNL Multi-Manager Small Cap Value Fund - Class I (11.1%) (a)	8,893	131,704
JNL/BlackRock Large Cap Select Growth Fund - Class I (8.6%) (a)	7,099	283,970
JNL/ClearBridge Large Cap Growth Fund - Class I (23.2%) (a)	10,302	113,738
JNL/Invesco Diversified Dividend Fund - Class I (22.3%) (a)	12,083	120,350
JNL/Invesco Mid Cap Value Fund - Class I (4.9%) (a)	1,463	26,020
JNL/Invesco Small Cap Growth Fund - Class I (3.5%) (a)	2,658	70,468
JNL/JPMorgan MidCap Growth Fund - Class I (9.5%) (a)	5,410	198,239
JNL/MFS Mid Cap Value Fund - Class I (3.1%) (a)	2,418	28,918
JNL/PPM America Mid Cap Value Fund - Class I (4.5%) (a)	1,975	30,019
JNL/T. Rowe Price Established Growth Fund - Class I (8.8%) (a)	17,411	818,299
JNL/T. Rowe Price Value Fund - Class I (13.3%) (a)	36,710	654,165
JNL/WMC Value Fund - Class I (15.2%) (a)	9,483	233,182
		2,888,190
Domestic Fixed Income 29.8%
JNL/Crescent High Income Fund - Class I (22.4%) (a)	12,692	136,062
JNL/DoubleLine Core Fixed Income Fund - Class I (1.7%) (a)	4,734	65,378
JNL/DoubleLine Total Return Fund - Class I (8.7%) (a)	16,919	183,065
JNL/Goldman Sachs Core Plus Bond Fund - Class I (4.7%) (a)	4,499	52,686
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (13.1%) (a)	12,842	174,778
JNL/PIMCO Income Fund - Class I (12.4%) (a)	10,612	106,443
JNL/PIMCO Real Return Fund - Class I (11.1%) (a)	22,097	220,529
JNL/PPM America High Yield Bond Fund - Class I (7.5%) (a)	12,132	188,660
JNL/PPM America Low Duration Bond Fund - Class I (38.2%) (a)	24,102	243,427
JNL/PPM America Total Return Fund - Class I (15.4%) (a)	15,741	185,747
JNL/Scout Unconstrained Bond Fund - Class I (18.7%) (a)	13,013	128,829
JNL/T. Rowe Price Short-Term Bond Fund - Class I (12.0%) (a)	18,617	183,938
		1,869,542
Emerging Markets Equity 3.5%
JNL/GQG Emerging Markets Equity Fund - Class I (4.7%) (a)	2,161	23,596
JNL/Lazard Emerging Markets Fund - Class I (6.7%) (a)	5,848	68,533
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (20.4%) (a)	9,922	124,713
		216,842
Global Equity 3.2%
JNL/Oppenheimer Global Growth Fund - Class I (7.5%) (a)	10,598	199,987
Global Fixed Income 5.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (17.8%) (a)	28,630	313,780
International Equity 6.1%
JNL/Causeway International Value Select Fund - Class I (5.4%) (a)	5,789	98,420
JNL/Invesco International Growth Fund - Class I (8.6%) (a)	8,882	130,561
JNL/WCM Focused International Equity Fund - Class I (10.1%) (a)	10,601	155,727
		384,708
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.1%) (a)	5,653	61,785
	Shares	Value ($)
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (19.6%) (a)	5,471	66,258
		128,043
Total Investment Companies (cost $6,022,058)		6,274,631
Total Investments 100.0% (cost $6,022,058)		6,274,631
Other Assets and Liabilities, Net (0.0)%		(1,379)
Total Net Assets 100.0%		6,273,252

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.1%
JNL Multi-Manager Alternative Fund - Class I (15.2%) (a)	15,441	157,960
JNL/Invesco Global Real Estate Fund - Class I (4.3%) (a)	7,646	74,624
		232,584
Domestic Equity 61.6%
JNL Multi-Manager Mid Cap Fund - Class I (8.3%) (a)	6,442	80,008
JNL Multi-Manager Small Cap Growth Fund - Class I (6.6%) (a)	4,260	121,970
JNL Multi-Manager Small Cap Value Fund - Class I (9.7%) (a)	7,784	115,281
JNL/BlackRock Large Cap Select Growth Fund - Class I (15.4%) (a)	12,713	508,509
JNL/ClearBridge Large Cap Growth Fund - Class I (35.1%) (a)	15,541	171,576
JNL/Invesco Diversified Dividend Fund - Class I (20.1%) (a)	10,887	108,436
JNL/Invesco Mid Cap Value Fund - Class I (10.6%) (a)	3,171	56,415
JNL/Invesco Small Cap Growth Fund - Class I (3.2%) (a)	2,370	62,825
JNL/JPMorgan MidCap Growth Fund - Class I (6.0%) (a)	3,418	125,237
JNL/MFS Mid Cap Value Fund - Class I (2.4%) (a)	1,886	22,555
JNL/PPM America Mid Cap Value Fund - Class I (2.6%) (a)	1,133	17,224
JNL/T. Rowe Price Established Growth Fund - Class I (8.6%) (a)	17,133	805,242
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (3.6%) (a)	4,051	207,875
JNL/T. Rowe Price Value Fund - Class I (16.3%) (a)	45,107	803,803
JNL/WMC Value Fund - Class I (17.0%) (a)	10,570	259,905
		3,466,861
Domestic Fixed Income 14.6%
JNL/Crescent High Income Fund - Class I (15.4%) (a)	8,725	93,532
JNL/DoubleLine Core Fixed Income Fund - Class I (0.1%) (a)	420	5,798
JNL/DoubleLine Total Return Fund - Class I (2.6%) (a)	4,982	53,904
JNL/PIMCO Income Fund - Class I (10.2%) (a)	8,749	87,752
JNL/PIMCO Real Return Fund - Class I (6.7%) (a)	13,333	133,063
JNL/PPM America High Yield Bond Fund - Class I (4.2%) (a)	6,781	105,443
JNL/PPM America Low Duration Bond Fund - Class I (14.0%) (a)	8,824	89,127
JNL/PPM America Total Return Fund - Class I (8.2%) (a)	8,393	99,040
JNL/Scout Unconstrained Bond Fund - Class I (7.8%) (a)	5,426	53,720
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.5%) (a)	10,121	99,999
		821,378
Emerging Markets Equity 4.8%
JNL/GQG Emerging Markets Equity Fund - Class I (6.7%) (a)	3,112	33,981
JNL/Lazard Emerging Markets Fund - Class I (13.1%) (a)	11,337	132,863
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (17.3%) (a)	8,402	105,609
		272,453

9

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
Global Equity 5.7%
JNL/Oppenheimer Global Growth Fund - Class I (12.0%) (a)	17,060	321,927
International Equity 7.2%
JNL/Causeway International Value Select Fund - Class I (6.1%) (a)	6,586	111,963
JNL/Invesco International Growth Fund - Class I (7.5%) (a)	7,716	113,430
JNL/WCM Focused International Equity Fund - Class I (11.7%) (a)	12,262	180,123
		405,516
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (10.1%) (a)	5,141	56,195
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (16.6%) (a)	4,633	56,111
		112,306
Total Investment Companies (cost $5,306,468)		5,633,025
Total Investments 100.0% (cost $5,306,468)		5,633,025
Other Assets and Liabilities, Net (0.0)%		(1,223)
Total Net Assets 100.0%		5,631,802

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.1%
JNL Multi-Manager Alternative Fund - Class I (6.0%) (a)	6,073	62,124
JNL/Invesco Global Real Estate Fund - Class I (1.7%) (a)	3,066	29,927
		92,051
Domestic Equity 67.8%
JNL Multi-Manager Mid Cap Fund - Class I (4.4%) (a)	3,449	42,840
JNL Multi-Manager Small Cap Growth Fund - Class I (2.5%) (a)	1,613	46,182
JNL Multi-Manager Small Cap Value Fund - Class I (5.2%) (a)	4,218	62,461
JNL/BlackRock Large Cap Select Growth Fund - Class I (6.3%) (a)	5,194	207,751
JNL/ClearBridge Large Cap Growth Fund - Class I (22.4%) (a)	9,945	109,793
JNL/Invesco Diversified Dividend Fund - Class I (15.6%) (a)	8,466	84,318
JNL/Invesco Mid Cap Value Fund - Class I (4.1%) (a)	1,220	21,708
JNL/Invesco Small Cap Growth Fund - Class I (1.9%) (a)	1,433	37,996
JNL/JPMorgan MidCap Growth Fund - Class I (3.2%) (a)	1,800	65,942
JNL/MFS Mid Cap Value Fund - Class I (1.3%) (a)	1,040	12,434
JNL/T. Rowe Price Established Growth Fund - Class I (3.2%) (a)	6,245	293,519
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (1.9%) (a)	2,140	109,800
JNL/T. Rowe Price Value Fund - Class I (6.4%) (a)	17,618	313,955
JNL/WMC Value Fund - Class I (8.1%) (a)	5,027	123,618
		1,532,317
Domestic Fixed Income 6.3%
JNL/DoubleLine Total Return Fund - Class I (1.0%) (a)	1,881	20,349
JNL/PIMCO Income Fund - Class I (1.4%) (a)	1,216	12,194
JNL/PPM America High Yield Bond Fund - Class I (1.6%) (a)	2,616	40,679
JNL/PPM America Total Return Fund - Class I (1.7%) (a)	1,715	20,239
JNL/Scout Unconstrained Bond Fund - Class I (1.2%) (a)	813	8,051
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.6%) (a)	4,098	40,487
		141,999
Emerging Markets Equity 5.9%
JNL/GQG Emerging Markets Equity Fund - Class I (5.8%) (a)	2,656	29,008
	Shares	Value ($)
JNL/Lazard Emerging Markets Fund - Class I (4.8%) (a)	4,150	48,642
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (9.0%) (a)	4,377	55,024
		132,674
Global Equity 6.0%
JNL/Oppenheimer Global Growth Fund - Class I (5.0%) (a)	7,176	135,410
International Equity 9.0%
JNL/Causeway International Value Select Fund - Class I (3.5%) (a)	3,724	63,306
JNL/Invesco International Growth Fund - Class I (2.8%) (a)	2,865	42,116
JNL/WCM Focused International Equity Fund - Class I (6.4%) (a)	6,692	98,307
		203,729
International Fixed Income 0.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.6%) (a)	1,835	20,061
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (0.2%) (a)	58	697
		20,758
Total Investment Companies (cost $2,119,681)		2,258,938
Total Investments 100.0% (cost $2,119,681)		2,258,938
Other Assets and Liabilities, Net (0.0)%		(509)
Total Net Assets 100.0%		2,258,429

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Vanguard Global Bond Market Index Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 50.0%
Vanguard Intermediate-Term Bond Index Fund - Admiral Shares	235	2,601
Vanguard Long-Term Bond Index Fund - Investor Shares	162	2,227
Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares	132	2,730
Vanguard Short-Term Bond Index Fund - Admiral Shares	477	4,901
Vanguard Total Bond Market Index Fund - Admiral Shares	508	5,341
		17,800
International Fixed Income 49.9%
Vanguard Total International Bond Index Fund - Admiral Shares	813	17,760
Total Investment Companies (cost $35,653)		35,560
Total Investments 99.9% (cost $35,653)		35,560
Other Assets and Liabilities, Net 0.1%		49
Total Net Assets 100.0%		35,609

JNL/Vanguard International Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Developed Markets Index Fund - Admiral Shares	4,729	67,148
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	832	32,381
Vanguard European Stock Index Fund - Admiral Shares	360	26,164
Vanguard FTSE All-World ex-US Index Fund - Admiral Shares	476	16,035
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	44	1,982
Vanguard Pacific Stock Index Fund - Admiral Shares	205	18,533
Vanguard Total International Stock Index Fund - Admiral Shares	595	18,027
Total Investment Companies (cost $180,400)		180,270
Total Investments 100.0% (cost $180,400)		180,270
Other Assets and Liabilities, Net (0.0)%		(53)
Total Net Assets 100.0%		180,217

10

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Shares	Value ($)

JNL/Vanguard U.S. Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Growth Index Fund - Admiral Shares	279	20,395
Vanguard Large-Cap Index Fund - Admiral Shares	385	23,550
Vanguard Mid-Cap Index Fund - Admiral Shares	33	6,292
Vanguard Small-Cap Index Fund - Admiral Shares	158	11,140
Vanguard Total Stock Market Index Fund - Admiral Shares	549	36,241
Vanguard Value Index Fund - Admiral Shares	577	23,199
Total Investment Companies (cost $122,389)		120,817
Total Investments 100.0% (cost $122,389)		120,817
Other Assets and Liabilities, Net (0.0)%		(31)
Total Net Assets 100.0%		120,786

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
FTSE - Financial Times and the London Stock Exchange
MLP - Master Limited Partnership
S&P - Standard & Poor's

11

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Moderate Growth Allocation Fund and JNL/American Funds Growth Allocation Fund (“JNL American Funds Funds of Funds”), JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund (“JNL DFA Funds Funds of Funds”) and JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard US Stock Market Index Fund (“JNL Vanguard Funds Funds of Funds”), invested solely in shares of other affiliated funds advised by Jackson National Asset Management, LLC (“JNAM”). The JNL/American Funds Funds of Funds, JNL DFA Funds Funds of Funds and JNL Vanguard Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940 (“1940 Act”), as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended March 31, 2018, certain Underlying Funds may be deemed an affiliated person thereof under the 1940 Act. The JNL/American Funds Balanced Fund, JNL/American Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund (“JNL American Funds Master Feeder Funds”) and JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund and JNL/Vanguard Small Company Growth Fund (“JNL Vanguard Funds Master Feeder Funds”) invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Master Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended March 31, 2018.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	3,451,583	7,128	63,358	—	23,692	(134,236)	3,284,809	100.0
	3,451,583	7,128	63,358	—	23,692	(134,236)	3,284,809	100.0
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	520,376	24,216	7,218	—	(188)	10,791	547,977	100.0
	520,376	24,216	7,218	—	(188)	10,791	547,977	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	682,363	9,107	9,112	—	2,344	3,653	688,355	100.0
	682,363	9,107	9,112	—	2,344	3,653	688,355	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	5,854,309	147,598	47,937	—	17,173	79,861	6,051,004	100.0
	5,854,309	147,598	47,937	—	17,173	79,861	6,051,004	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	2,024,311	60,882	11,972	—	2,235	11,328	2,086,784	100.0
	2,024,311	60,882	11,972	—	2,235	11,328	2,086,784	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,409,466	37,683	44,321	—	3,665	10,505	1,416,998	100.0
	1,409,466	37,683	44,321	—	3,665	10,505	1,416,998	100.0
JNL/Vanguard Capital Growth Fund
Vanguard Variable Insurance Fund - Capital Growth Portfolio	71,748	79,933	6,034	4,676	524	(5,737)	140,434	100.0
	71,748	79,933	6,034	4,676	524	(5,737)	140,434	100.0
JNL/Vanguard Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	29,469	49,038	2,194	5,402	52	(7,656)	68,709	100.0
	29,469	49,038	2,194	5,402	52	(7,656)	68,709	100.0
JNL/Vanguard International Fund
Vanguard Variable Insurance Fund - International Portfolio	78,659	237,752	469	8,771	17	(12,426)	303,533	100.0
	78,659	237,752	469	8,771	17	(12,426)	303,533	100.0
JNL Institutional Alt 25 Fund
JNL Multi-Manager Alternative Fund - Class I	90,128	—	4,678	—	84	201	85,735	2.7
JNL Multi-Manager Mid Cap Fund - Class I	132,355	33,000	3,016	—	238	372	162,949	5.1
JNL Multi-Manager Small Cap Growth Fund - Class I	24,656	—	2,460	—	310	1,131	23,637	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	24,695	7,500	187	—	14	(944)	31,078	1.0
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	57,533	—	10,003	—	795	(1,364)	46,961	1.5
JNL/AQR Managed Futures Strategy Fund - Class I	82,017	—	1,618	—	89	(2,736)	77,752	2.4
JNL/BlackRock Global Long Short Credit Fund - Class I	32,607	—	1,180	—	17	88	31,532	1.0

12

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Boston Partners Global Long Short Equity Fund - Class I	147,682	—	10,454	—	324	(3,338)	134,214	4.2
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	23,941	—	—	—	—	(854)	23,087	0.7
JNL/Causeway International Value Select Fund - Class I	224,310	3,953	6,898	—	480	(8,210)	213,635	6.7
JNL/Crescent High Income Fund - Class I	53,912	—	21,807	—	57	(369)	31,793	1.0
JNL/DFA U.S. Small Cap Fund - Class I	43,011	—	6,000	—	311	(1,025)	36,297	1.1
JNL/DoubleLine Core Fixed Income Fund - Class I	—	85,000	—	—	—	745	85,745	2.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	97,143	15,000	300	—	(6)	(1,767)	110,070	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	178,982	8,450	7,710	—	754	(1,108)	179,368	5.6
JNL/DoubleLine Total Return Fund - Class I	236,000	—	92,102	—	(844)	(652)	142,402	4.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	81,490	—	2,712	—	60	426	79,264	2.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	96,560	—	2,527	—	(18)	1,437	95,452	3.0
JNL/GQG Emerging Markets Equity Fund - Class I	73,774	13,992	4,340	—	457	2,123	86,006	2.7
JNL/Harris Oakmark Global Equity Fund - Class I	131,885	—	20,749	—	1,064	(5,047)	107,153	3.4
JNL/Invesco Global Real Estate Fund - Class I	82,379	—	14,657	—	(348)	(3,101)	64,273	2.0
JNL/Lazard Emerging Markets Fund - Class I	58,504	—	4,700	—	439	760	55,003	1.7
JNL/Mellon Capital International Index Fund - Class I	33,141	—	33,276	—	1,484	(1,349)	—	—
JNL/Mellon Capital Real Estate Sector Fund - Class I	40,569	—	5,633	—	(472)	(2,258)	32,206	1.0
JNL/Mellon Capital S&P 500 Index Fund - Class I	74,234	462	3,921	—	390	(866)	70,299	2.2
JNL/Neuberger Berman Currency Fund - Class I	32,051	—	448	—	1	63	31,667	1.0
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	38,000	—	—	—	(231)	37,769	1.2
JNL/Nicholas Convertible Arbitrage Fund - Class I	31,319	—	107	—	1	184	31,397	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	42,232	6,991	3,650	—	355	1,859	47,787	1.5
JNL/PIMCO Income Fund - Class I	64,526	16,000	1,009	—	—	(227)	79,290	2.5
JNL/PIMCO Real Return Fund - Class I	48,976	—	16,602	—	(231)	(373)	31,770	1.0
JNL/PPM America Long Short Credit Fund - Class I	40,823	—	1,376	—	22	(60)	39,409	1.2
JNL/PPM America Total Return Fund - Class I	97,932	—	17,217	—	(215)	(1,207)	79,293	2.5
JNL/Scout Unconstrained Bond Fund - Class I	73,026	—	1,812	—	(13)	(427)	70,774	2.2
JNL/T. Rowe Price Established Growth Fund - Class I	154,982	7,913	13,809	—	1,697	4,536	155,319	4.9
JNL/T. Rowe Price Value Fund - Class I	188,755	8,475	5,532	—	486	(4,372)	187,812	5.9
JNL/The London Company Focused U.S. Equity Fund - Class I	108,224	—	12,503	—	1,138	(1,494)	95,365	3.0
JNL/WCM Focused International Equity Fund - Class I	230,894	—	19,594	—	1,295	2,492	215,087	6.8
JNL/Westchester Capital Event Driven Fund - Class I	73,382	—	3,175	—	86	524	70,817	2.4
	3,308,630	244,736	357,762	—	10,301	(26,438)	3,179,467	100.0
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class I	173,413	—	9,075	—	171	385	164,894	6.0
JNL Multi-Manager Mid Cap Fund - Class I	65,253	—	3,874	—	322	72	61,773	2.2
JNL Multi-Manager Small Cap Growth Fund - Class I	14,426	—	1,618	—	202	640	13,650	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	14,447	7,000	434	—	29	(584)	20,458	0.7
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	144,131	—	27,387	—	2,241	(3,536)	115,449	4.2
JNL/AQR Managed Futures Strategy Fund - Class I	144,540	1,681	5,349	—	293	(4,877)	136,288	5.0
JNL/BlackRock Global Long Short Credit Fund - Class I	57,618	—	2,910	—	43	146	54,897	2.0
JNL/Boston Partners Global Long Short Equity Fund - Class I	296,135	—	29,106	—	996	(6,802)	261,223	9.5
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	28,652	—	82	—	(3)	(1,018)	27,549	1.0
JNL/Causeway International Value Select Fund - Class I	109,521	2,896	5,435	—	393	(4,062)	103,313	3.8
JNL/Crescent High Income Fund - Class I	44,921	—	23,878	—	52	(286)	20,809	0.8
JNL/DFA U.S. Small Cap Fund - Class I	19,191	—	5,000	—	259	(563)	13,887	0.5
JNL/DoubleLine Core Fixed Income Fund - Class I	—	61,500	227	—	2	537	61,812	2.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	72,111	—	8,946	—	(148)	(1,132)	61,885	2.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	108,240	14,866	7,722	—	771	(1,081)	115,074	4.2
JNL/DoubleLine Total Return Fund - Class I	158,296	—	60,890	—	(557)	(438)	96,411	3.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	158,452	—	7,400	—	164	773	151,989	5.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	56,507	5,430	683	—	(4)	854	62,104	2.3
JNL/GQG Emerging Markets Equity Fund - Class I	36,029	13,929	3,361	—	362	770	47,729	1.7
JNL/Harris Oakmark Global Equity Fund - Class I	72,627	—	17,639	—	909	(2,660)	53,237	1.9
JNL/Invesco Global Real Estate Fund - Class I	87,115	—	6,944	—	(116)	(3,226)	76,829	2.8
JNL/Lazard Emerging Markets Fund - Class I	29,406	—	2,620	—	248	364	27,398	1.0

13

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Capital Real Estate Sector Fund - Class I	50,158	—	4,900	—	(384)	(2,879)	41,995	1.5
JNL/Mellon Capital S&P 500 Index Fund - Class I	36,149	19,000	1,514	—	162	(785)	53,012	1.9
JNL/Neuberger Berman Currency Fund - Class I	28,415	—	900	—	(1)	53	27,567	1.0
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	67,000	—	—	—	(408)	66,592	2.4
JNL/Nicholas Convertible Arbitrage Fund - Class I	57,519	—	2,815	—	25	310	55,039	2.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	22,212	6,953	2,642	—	267	930	27,720	1.0
JNL/PIMCO Income Fund - Class I	57,567	—	2,087	—	(4)	(292)	55,184	2.0
JNL/PIMCO Real Return Fund - Class I	28,817	—	909	—	(8)	(228)	27,672	1.0
JNL/PPM America Long Short Credit Fund - Class I	79,299	—	10,663	—	177	(208)	68,605	2.5
JNL/PPM America Total Return Fund - Class I	93,697	—	37,087	—	(471)	(1,032)	55,107	2.0
JNL/Scout Unconstrained Bond Fund - Class I	79,136	—	23,803	—	(213)	(309)	54,811	2.0
JNL/T. Rowe Price Established Growth Fund - Class I	100,496	20,613	10,725	—	1,328	2,482	114,194	4.1
JNL/T. Rowe Price Value Fund - Class I	115,266	21,702	5,022	—	458	(3,127)	129,277	4.7
JNL/WCM Focused International Equity Fund - Class I	116,165	—	14,227	—	970	993	103,901	3.8
JNL/Westchester Capital Event Driven Fund - Class I	137,133	—	15,116	—	427	799	123,243	4.6
	2,893,060	242,570	362,990	—	9,362	(29,425)	2,752,577	100.0
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	—	98,876	—	—	—	189	99,065	4.4
American Funds Insurance Series - Global Bond Fund - Class 1	142,977	2,315	147,822	—	4,752	(2,222)	—	—
American Funds Insurance Series - International Growth and Income Fund - Class 1	89,326	33,687	882	—	74	775	122,980	5.6
	232,303	134,878	148,704	—	4,826	(1,258)	222,045	10.0
JNL/American Funds Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	—	49,943	—	—	—	94	50,037	2.2
American Funds Insurance Series - International Growth and Income Fund - Class 1	104,751	28,766	3	—	—	761	134,275	6.0
	104,751	78,709	3	—	—	855	184,312	8.2
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	62,142	899	128	—	2	174	63,089	2.6
JNL Multi-Manager Mid Cap Fund - Class I	102,560	85	3,663	—	271	267	99,520	4.0
JNL Multi-Manager Small Cap Growth Fund - Class I	25,104	—	1,303	—	154	1,292	25,247	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	25,325	6,753	304	—	19	(947)	30,846	1.3
JNL/Boston Partners Global Long Short Equity Fund - Class I	24,989	127	102	—	4	(541)	24,477	1.0
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	—	6,949	—	—	—	14	6,963	0.3
JNL/Causeway International Value Select Fund - Class I	189,549	4,640	2,346	—	168	(6,871)	185,140	7.5
JNL/Crescent High Income Fund - Class I	59,240	—	13,062	—	26	(445)	45,759	1.9
JNL/DoubleLine Core Fixed Income Fund - Class I	—	85,274	34	—	—	746	85,986	3.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	92,585	5,814	16,351	—	(269)	(1,405)	80,374	3.3
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	100,578	366	3,163	—	281	(433)	97,629	4.0
JNL/DoubleLine Total Return Fund - Class I	195,281	3,206	48,623	—	(449)	(521)	148,894	6.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	23,809	7,071	73	—	2	184	30,993	1.3
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	118,373	65	25,479	—	1,134	(2,441)	91,652	3.7
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	72,390	12,970	65	—	—	1,111	86,406	3.5
JNL/GQG Emerging Markets Equity Fund - Class I	62,461	11,909	2,327	—	233	1,906	74,182	3.0
JNL/Harris Oakmark Global Equity Fund - Class I	74,235	421	793	—	52	(3,061)	70,854	2.9
JNL/Invesco Diversified Dividend Fund - Class I	98,995	2,278	23,676	—	210	(3,545)	74,262	3.0
JNL/Invesco Global Real Estate Fund - Class I	18,733	837	91	—	—	(657)	18,822	0.8
JNL/Lazard Emerging Markets Fund - Class I	44,198	5,293	1,124	—	103	570	49,040	2.0
JNL/Mellon Capital International Index Fund - Class I	25,215	85	357	—	24	(306)	24,661	1.0
JNL/Mellon Capital Real Estate Sector Fund - Class I	11,721	1,821	159	—	(8)	(643)	12,732	0.5
JNL/Mellon Capital S&P 500 Index Fund - Class I	63,522	232	14,214	—	1,165	(1,374)	49,331	2.0
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	12,080	—	—	—	(73)	12,007	0.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	44,581	5,645	2,060	—	200	2,141	50,507	2.1
JNL/PIMCO Credit Income Fund - Class I	91,947	1,906	11,705	—	(235)	(1,435)	80,478	3.3
JNL/PIMCO Income Fund - Class I	67,260	13,115	61	—	—	(260)	80,054	3.3
JNL/PIMCO Real Return Fund - Class I	36,376	948	11,651	—	(160)	(271)	25,242	1.0
JNL/PPM America Total Return Fund - Class I	92,103	1,501	11,481	—	(145)	(1,162)	80,816	3.3
JNL/Scout Unconstrained Bond Fund - Class I	73,131	1,183	289	—	(3)	(440)	73,582	3.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	198,620	375	13,740	—	498	342	186,095	7.6

14

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Established Growth Fund - Class I	99,856	4,332	4,030	—	474	3,383	104,015	4.2
JNL/T. Rowe Price Value Fund - Class I	101,117	583	1,947	—	159	(2,183)	97,729	4.0
JNL/WCM Focused International Equity Fund - Class I	187,691	7,439	3,696	—	242	2,759	194,435	7.6
	2,483,687	206,202	218,097	—	4,152	(14,125)	2,461,819	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	49,446	1,713	21	—	—	135	51,273	2.0
JNL Multi-Manager Mid Cap Fund - Class I	152,129	967	1,325	—	101	659	152,531	6.1
JNL Multi-Manager Small Cap Growth Fund - Class I	31,814	—	1,053	—	128	1,708	32,597	1.3
JNL Multi-Manager Small Cap Value Fund - Class I	31,941	7,072	158	—	10	(1,188)	37,677	1.5
JNL/Boston Partners Global Long Short Equity Fund - Class I	24,883	6,837	—	—	—	(658)	31,062	1.2
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	—	7,148	—	—	—	25	7,173	0.3
JNL/Causeway International Value Select Fund - Class I	254,527	6,497	1,215	—	96	(9,210)	250,695	10.0
JNL/Crescent High Income Fund - Class I	41,376	—	11,322	—	22	(302)	29,774	1.2
JNL/DoubleLine Core Fixed Income Fund - Class I	—	48,335	—	—	—	422	48,757	1.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	45,776	4,876	—	—	—	(868)	49,784	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	177,946	217	9,471	—	793	(990)	168,495	6.7
JNL/DoubleLine Total Return Fund - Class I	126,919	4,865	49,096	—	(457)	(335)	81,896	3.3
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	24,605	473	31	—	1	149	25,197	1.0
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	100,036	553	12,191	—	540	(1,899)	87,039	3.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	48,212	1,352	40	—	—	717	50,241	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	88,247	18,273	2,008	—	201	2,764	107,477	4.3
JNL/Harris Oakmark Global Equity Fund - Class I	126,151	708	1,190	—	75	(5,186)	120,558	4.8
JNL/Invesco Global Real Estate Fund - Class I	37,013	1,873	11,184	—	(292)	(1,416)	25,994	1.0
JNL/Lazard Emerging Markets Fund - Class I	63,824	5,038	1,092	—	99	939	68,808	2.7
JNL/Mellon Capital International Index Fund - Class I	50,687	157	11,768	—	519	(934)	38,661	1.5
JNL/Mellon Capital Real Estate Sector Fund - Class I	25,110	1,421	5,153	—	(449)	(1,318)	19,611	0.8
JNL/Mellon Capital S&P 500 Index Fund - Class I	89,312	47	7,303	—	606	(1,187)	81,475	3.2
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	12,432	—	—	—	(75)	12,357	0.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	51,809	17,682	1,441	—	138	2,689	70,877	2.8
JNL/PIMCO Credit Income Fund - Class I	61,406	2,013	6,018	—	(121)	(995)	56,285	2.2
JNL/PIMCO Income Fund - Class I	24,962	12,109	16	—	—	(55)	37,000	1.5
JNL/PIMCO Real Return Fund - Class I	36,836	1,104	12,068	—	(171)	(282)	25,419	1.0
JNL/Scout Unconstrained Bond Fund - Class I	36,646	1,081	26	—	—	(224)	37,477	1.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	99,754	748	86	—	3	405	100,824	4.0
JNL/T. Rowe Price Established Growth Fund - Class I	150,256	—	11,467	—	1,312	4,713	144,814	5.8
JNL/T. Rowe Price Value Fund - Class I	202,867	647	6,077	—	427	(4,492)	193,372	7.7
JNL/WCM Focused International Equity Fund - Class I	258,454	2,079	2,005	—	131	3,992	262,651	10.7
	2,512,944	168,317	164,825	—	3,712	(12,297)	2,507,851	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,906	14,925	94	—	1	(38)	33,700	2.1
JNL Multi-Manager Mid Cap Fund - Class I	99,750	6,513	1,095	—	79	488	105,735	6.6
JNL Multi-Manager Small Cap Growth Fund - Class I	22,947	1,135	742	—	93	1,280	24,713	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	22,931	6,188	88	—	4	(849)	28,186	1.8
JNL/Boston Partners Global Long Short Equity Fund - Class I	22,787	1,853	3,814	—	115	(579)	20,362	1.3
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	—	4,944	—	—	—	(10)	4,934	0.3
JNL/Causeway International Value Select Fund - Class I	169,196	14,999	4,506	—	188	(6,374)	173,503	10.8
JNL/Crescent High Income Fund - Class I	15,060	1,408	2,375	—	—	(128)	13,965	0.9
JNL/DoubleLine Core Fixed Income Fund - Class I	—	56,494	172	—	1	491	56,814	3.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	15,018	1,714	186	—	(3)	(280)	16,263	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	137,663	7,640	9,052	—	756	(974)	136,033	8.5
JNL/DoubleLine Total Return Fund - Class I	63,956	6,449	32,903	—	(303)	(142)	37,057	2.3
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	22,623	1,977	12,307	—	251	(184)	12,360	0.8
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	18,631	1,831	202	—	(2)	279	20,537	1.3
JNL/GQG Emerging Markets Equity Fund - Class I	61,012	15,258	1,607	—	159	1,965	76,787	4.8
JNL/Harris Oakmark Global Equity Fund - Class I	137,281	8,855	1,128	—	85	(6,118)	138,975	8.6
JNL/Invesco Global Real Estate Fund - Class I	22,847	3,019	4,190	—	(109)	(814)	20,753	1.3
JNL/Lazard Emerging Markets Fund - Class I	46,308	5,872	885	—	77	656	52,028	3.2
JNL/Mellon Capital International Index Fund - Class I	30,644	2,149	3,836	—	169	(483)	28,643	1.8

15

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Capital Real Estate Sector Fund - Class I	18,780	3,270	4,122	—	(360)	(936)	16,632	1.0
JNL/Mellon Capital S&P 500 Index Fund - Class I	68,989	4,120	12,238	—	995	(1,360)	60,506	3.8
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	12,050	—	—	—	(73)	11,977	0.7
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	31,201	21,323	1,058	—	92	1,761	53,319	3.3
JNL/PIMCO Credit Income Fund - Class I	15,071	1,652	16,319	—	(315)	(89)	—	—
JNL/PIMCO Real Return Fund - Class I	15,106	1,563	16,341	—	(223)	(105)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	136,149	5,802	6,446	—	775	4,642	140,922	8.8
JNL/T. Rowe Price Value Fund - Class I	137,331	9,342	4,170	—	280	(3,195)	139,588	8.7
JNL/WCM Focused International Equity Fund - Class I	175,820	10,486	4,799	—	295	2,693	184,495	11.3
	1,526,007	232,831	144,675	—	3,100	(8,476)	1,608,787	100.0
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Fund - Class I	494,726	—	18,800	—	1,246	(13,146)	464,026	33.2
JNL/Franklin Templeton Income Fund - Class I	491,840	—	12,930	—	(8)	(11,104)	467,798	33.5
JNL/Franklin Templeton Mutual Shares Fund - Class I	493,965	—	14,777	—	620	(14,614)	465,194	33.3
	1,480,531	—	46,507	—	1,858	(38,864)	1,397,018	100.0
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund - Class I	48,993	2,367	3,583	—	(64)	(704)	47,009	10.0
JNL/Mellon Capital International Index Fund - Class I	49,979	399	2,693	—	146	(666)	47,165	10.0
JNL/Mellon Capital JNL 5 Fund - Class I	250,318	144	10,994	—	816	(4,845)	235,439	50.0
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	49,607	41	2,027	—	138	(539)	47,220	10.0
JNL/Mellon Capital S&P 500 Index Fund - Class I	49,532	366	2,894	—	259	(594)	46,669	9.9
JNL/Mellon Capital Small Cap Index Fund - Class I	49,426	47	2,673	—	184	72	47,056	10.1
	497,855	3,364	24,864	—	1,479	(7,276)	470,558	100.0
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class I	199,549	2,778	390	—	(6)	(3,108)	198,823	19.9
JNL/Mellon Capital International Index Fund - Class I	205,945	230	4,395	—	292	(2,540)	199,532	20.0
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	206,849	103	4,869	—	426	(1,998)	200,511	20.1
JNL/Mellon Capital S&P 500 Index Fund - Class I	206,611	38	7,732	—	745	(2,199)	197,463	19.8
JNL/Mellon Capital Small Cap Index Fund - Class I	206,510	133	7,035	—	593	620	200,821	20.2
	1,025,464	3,282	24,421	—	2,050	(9,225)	997,150	100.0
JNL/MMRS Conservative Fund
JNL Multi-Manager Small Cap Growth Fund - Class I	8,367	18	1,142	—	140	347	7,730	2.2
JNL/DoubleLine Core Fixed Income Fund - Class I	37,887	4	1,413	—	(13)	(266)	36,199	10.1
JNL/Franklin Templeton Mutual Shares Fund - Class I	12,607	23	638	—	37	(372)	11,657	3.3
JNL/Goldman Sachs Core Plus Bond Fund - Class I	45,553	5	1,324	—	(27)	(668)	43,539	12.1
JNL/Invesco International Growth Fund - Class I	21,085	14	1,192	—	75	(253)	19,729	5.5
JNL/Invesco Small Cap Growth Fund - Class I	12,558	19	1,247	—	144	220	11,694	3.3
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	45,440	7	1,419	—	(23)	(449)	43,556	12.1
JNL/Mellon Capital Bond Index Fund - Class I	45,512	7	1,237	—	(24)	(693)	43,565	12.2
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I	8,396	18	866	—	122	73	7,743	2.2
JNL/Mellon Capital Emerging Markets Index Fund - Class I	21,154	42	2,283	—	226	293	19,432	5.4
JNL/Mellon Capital Healthcare Sector Fund - Class I	12,487	33	1,050	—	76	(58)	11,488	3.2
JNL/Mellon Capital JNL 5 Fund - Class I	12,640	16	768	—	72	(255)	11,705	3.3
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	12,575	15	786	—	74	(152)	11,726	3.3
JNL/Neuberger Berman Strategic Income Fund - Class I	19,048	1	821	—	1	(138)	18,091	5.0
JNL/PIMCO Real Return Fund - Class I	18,997	2	690	—	(5)	(151)	18,153	5.1
JNL/S&P Competitive Advantage Fund - Class I	12,650	22	912	—	141	(210)	11,691	3.3
JNL/S&P Dividend Income & Growth Fund - Class I	12,599	26	537	—	46	(494)	11,640	3.2
JNL/S&P Intrinsic Value Fund - Class I	12,638	36	1,096	—	158	(166)	11,570	3.2
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	8,362	10	927	—	89	264	7,798	2.0
	380,555	318	20,348	—	1,309	(3,128)	358,706	100.0
JNL/MMRS Growth Fund
JNL Multi-Manager Small Cap Growth Fund - Class I	3,084	745	1,566	—	140	(12)	2,391	5.0
JNL/DoubleLine Core Fixed Income Fund - Class I	—	3,555	2,007	—	(2)	9	1,555	3.2
JNL/Franklin Templeton Mutual Shares Fund - Class I	2,484	664	1,137	—	8	(91)	1,928	4.0
JNL/Goldman Sachs Core Plus Bond Fund - Class I	—	3,557	2,000	—	(9)	7	1,555	3.2
JNL/Invesco International Growth Fund - Class I	6,229	1,595	2,884	—	43	(165)	4,818	10.1
JNL/Invesco Small Cap Growth Fund - Class I	3,087	755	1,480	—	115	(69)	2,408	5.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	4,740	2,670	—	(5)	11	2,076	4.3
JNL/Mellon Capital Bond Index Fund - Class I	—	4,741	2,666	—	(9)	11	2,077	4.3
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I	2,476	634	1,234	—	148	(106)	1,918	4.0
JNL/Mellon Capital Emerging Markets Index Fund - Class I	6,247	1,510	3,016	—	179	(120)	4,800	10.0
JNL/Mellon Capital Healthcare Sector Fund - Class I	3,702	994	1,780	—	48	(76)	2,888	6.0

16

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Capital JNL 5 Fund - Class I	2,485	641	1,136	—	50	(113)	1,927	4.0
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	3,714	984	1,724	—	84	(156)	2,902	6.1
JNL/Neuberger Berman Strategic Income Fund - Class I	—	2,372	1,337	—	(1)	4	1,038	2.2
JNL/PIMCO Real Return Fund - Class I	—	2,367	1,335	—	(4)	9	1,037	2.2
JNL/S&P Competitive Advantage Fund - Class I	4,369	1,152	2,062	—	237	(305)	3,391	7.1
JNL/S&P Dividend Income & Growth Fund - Class I	4,964	1,472	2,326	—	76	(303)	3,883	8.1
JNL/S&P Intrinsic Value Fund - Class I	4,374	1,287	2,222	—	221	(268)	3,392	7.1
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	2,472	599	1,224	—	81	(7)	1,921	4.1
	49,687	34,364	35,806	—	1,400	(1,740)	47,905	100.0
JNL/MMRS Moderate Fund
JNL Multi-Manager Small Cap Growth Fund - Class I	9,127	1,265	2,529	—	199	226	8,288	4.4
JNL/DoubleLine Core Fixed Income Fund - Class I	8,793	4,830	3,630	—	(44)	(16)	9,933	5.3
JNL/Franklin Templeton Mutual Shares Fund - Class I	6,888	1,111	1,501	—	3	(227)	6,274	3.4
JNL/Goldman Sachs Core Plus Bond Fund - Class I	10,256	5,701	4,208	—	(100)	(64)	11,585	6.2
JNL/Invesco International Growth Fund - Class I	22,879	3,735	5,036	—	26	(414)	21,190	11.3
JNL/Invesco Small Cap Growth Fund - Class I	9,139	1,321	2,270	—	152	22	8,364	4.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	11,696	6,499	4,818	—	(91)	(31)	13,255	7.1
JNL/Mellon Capital Bond Index Fund - Class I	11,717	6,530	4,797	—	(108)	(84)	13,258	7.1
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I	6,961	1,076	1,912	—	209	(102)	6,232	3.3
JNL/Mellon Capital Emerging Markets Index Fund - Class I	11,519	1,694	2,902	—	134	6	10,451	5.6
JNL/Mellon Capital Healthcare Sector Fund - Class I	9,053	1,422	2,201	—	50	(100)	8,224	4.4
JNL/Mellon Capital JNL 5 Fund - Class I	6,957	1,071	1,592	—	60	(210)	6,286	3.4
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	11,458	1,755	2,545	—	106	(265)	10,509	5.6
JNL/Neuberger Berman Strategic Income Fund - Class I	5,897	3,159	2,410	—	(2)	(33)	6,611	3.5
JNL/PIMCO Real Return Fund - Class I	5,880	3,216	2,423	—	(31)	(10)	6,632	3.6
JNL/S&P Competitive Advantage Fund - Class I	11,745	1,798	2,912	—	323	(464)	10,490	5.6
JNL/S&P Dividend Income & Growth Fund - Class I	13,883	2,137	2,924	—	93	(657)	12,532	6.7
JNL/S&P Intrinsic Value Fund - Class I	11,738	1,803	3,045	—	292	(384)	10,404	5.6
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	6,851	1,015	1,812	—	101	126	6,281	3.4
	192,437	51,138	55,467	—	1,372	(2,681)	186,799	100.0
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class I	1,790,555	—	94,816	—	13,033	(26,428)	1,682,344	25.0
JNL/S&P Dividend Income & Growth Fund - Class I	1,763,076	131	14,459	—	634	(67,805)	1,681,577	25.0
JNL/S&P Intrinsic Value Fund - Class I	1,787,630	—	102,117	—	13,835	(19,110)	1,680,238	25.0
JNL/S&P Total Yield Fund - Class I	1,786,225	27	50,710	—	4,152	(58,496)	1,681,198	25.0
	7,127,486	158	262,102	—	31,654	(171,839)	6,725,357	100.0
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	45,722	—	2,371	—	54	103	43,508	3.1
JNL Multi-Manager Mid Cap Fund - Class I	15,675	—	1,227	—	101	(1)	14,548	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	15,660	—	1,705	—	203	699	14,857	1.1
JNL Multi-Manager Small Cap Value Fund - Class I	15,630	24	845	—	59	(569)	14,299	1.0
JNL/Causeway International Value Select Fund - Class I	15,696	—	938	—	74	(578)	14,254	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	11,044	658	—	—	—	196	11,898	0.8
JNL/Crescent High Income Fund - Class I	53,744	—	8,170	—	52	(416)	45,210	3.2
JNL/DFA U.S. Core Equity Fund - Class I	31,582	—	2,748	—	292	(360)	28,766	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	61,535	2,272	—	—	—	(440)	63,367	4.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	15,096	—	401	—	(4)	(265)	14,426	1.0
JNL/DoubleLine Total Return Fund - Class I	136,109	—	4,418	—	(17)	(376)	131,298	9.3
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	104,728	—	3,798	—	(28)	1,562	102,464	7.2
JNL/Goldman Sachs Core Plus Bond Fund - Class I	45,330	—	1,132	—	(16)	(668)	43,514	3.1
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	15,284	—	1,052	—	28	540	14,800	1.0
JNL/Invesco Diversified Dividend Fund - Class I	10,540	855	—	—	—	(394)	11,001	0.8
JNL/Invesco Global Real Estate Fund - Class I	15,471	35	10,789	—	(114)	(631)	3,972	0.3
JNL/Invesco International Growth Fund - Class I	15,451	—	924	—	52	(187)	14,392	1.0
JNL/Invesco Mid Cap Value Fund - Class I	2,767	—	2,227	—	235	(147)	628	—
JNL/JPMorgan MidCap Growth Fund - Class I	31,294	—	3,146	—	344	859	29,351	2.1
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	120,866	—	19,398	—	(287)	(1,030)	100,151	7.1
JNL/MFS Mid Cap Value Fund - Class I	5,707	1,808	—	—	—	(101)	7,414	0.5
JNL/Oppenheimer Global Growth Fund - Class I	—	10,000	—	—	—	(47)	9,953	0.7
JNL/PIMCO Income Fund - Class I	46,332	5,324	—	—	—	(223)	51,433	3.6
JNL/PIMCO Real Return Fund - Class I	94,984	15,000	5,500	—	(13)	(659)	103,812	7.3
JNL/PPM America Floating Rate Income Fund - Class I	30,362	—	1,397	—	22	262	29,249	2.1
JNL/PPM America High Yield Bond Fund - Class I	76,347	—	3,128	—	54	(1,393)	71,880	5.1

17

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America Low Duration Bond Fund - Class I	90,675	—	3,226	—	(6)	(172)	87,271	6.2
JNL/PPM America Total Return Fund - Class I	106,245	—	3,180	—	(11)	(1,403)	101,651	7.2
JNL/Scout Unconstrained Bond Fund - Class I	64,229	—	4,925	—	(24)	(351)	58,929	4.2
JNL/T. Rowe Price Established Growth Fund - Class I	32,360	—	4,458	—	530	832	29,264	2.1
JNL/T. Rowe Price Short-Term Bond Fund - Class I	90,733	—	3,250	—	(7)	(176)	87,300	6.2
JNL/T. Rowe Price Value Fund - Class I	46,856	2	3,285	—	292	(1,116)	42,749	3.0
JNL/WCM Focused International Equity Fund - Class I	15,551	—	1,159	—	83	178	14,653	1.0
JNL/WMC Value Fund - Class I	2,680	—	—	—	—	(58)	2,622	0.2
	1,482,285	35,978	98,797	—	1,948	(6,530)	1,414,884	100.0
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	101,698	—	1,249	—	25	281	100,755	3.1
JNL Multi-Manager Mid Cap Fund - Class I	42,719	—	3,500	—	265	(15)	39,469	1.2
JNL Multi-Manager Small Cap Growth Fund - Class I	36,497	—	1,797	—	207	1,888	36,795	1.1
JNL Multi-Manager Small Cap Value Fund - Class I	71,337	—	17,135	—	486	(2,924)	51,764	1.6
JNL/BlackRock Large Cap Select Growth Fund - Class I	36,494	—	2,074	—	288	1,869	36,577	1.1
JNL/Causeway International Value Select Fund - Class I	36,019	—	971	—	62	(1,304)	33,806	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	43,469	672	—	—	—	741	44,882	1.4
JNL/Crescent High Income Fund - Class I	101,943	—	957	—	3	(845)	100,144	3.1
JNL/DFA U.S. Core Equity Fund - Class I	36,357	—	1,386	—	137	(295)	34,813	1.1
JNL/DoubleLine Core Fixed Income Fund - Class I	69,772	2,083	—	—	—	(494)	71,361	2.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	33,713	—	123	—	(2)	(604)	32,984	1.0
JNL/DoubleLine Total Return Fund - Class I	234,469	1	837	—	(4)	(649)	232,980	7.2
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	232,171	—	1,153	—	(10)	3,443	234,451	7.2
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	34,386	—	801	—	21	1,270	34,876	1.1
JNL/Invesco Diversified Dividend Fund - Class I	102,649	—	841	—	31	(3,769)	98,070	3.0
JNL/Invesco Global Real Estate Fund - Class I	34,612	5	10,922	—	(125)	(1,332)	22,238	0.7
JNL/Invesco International Growth Fund - Class I	70,392	—	1,691	—	82	(795)	67,988	2.1
JNL/Invesco Mid Cap Value Fund - Class I	12,632	—	4,387	—	441	(189)	8,497	0.3
JNL/Invesco Small Cap Growth Fund - Class I	36,654	—	1,628	—	174	834	36,034	1.1
JNL/JPMorgan MidCap Growth Fund - Class I	84,138	—	7,327	—	754	2,413	79,978	2.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	166,181	29	15,748	—	(242)	(1,529)	148,691	4.6
JNL/Lazard Emerging Markets Fund - Class I	36,217	—	1,531	—	133	560	35,379	1.1
JNL/MFS Mid Cap Value Fund - Class I	17,631	510	—	—	—	(356)	17,785	0.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	15,000	—	—	—	12	15,012	0.5
JNL/Oppenheimer Global Growth Fund - Class I	36,882	—	1,610	—	178	(153)	35,297	1.1
JNL/PIMCO Income Fund - Class I	80,455	1,722	—	—	—	(395)	81,782	2.5
JNL/PIMCO Real Return Fund - Class I	188,671	15,000	6,683	—	(22)	(1,403)	195,563	6.0
JNL/PPM America High Yield Bond Fund - Class I	136,625	—	1,401	—	19	(2,499)	132,744	4.1
JNL/PPM America Low Duration Bond Fund - Class I	168,314	—	1,041	—	(2)	(329)	166,942	5.2
JNL/PPM America Total Return Fund - Class I	168,253	—	474	—	(3)	(2,248)	165,528	5.1
JNL/Scout Unconstrained Bond Fund - Class I	117,002	—	5,885	—	(30)	(664)	110,423	3.4
JNL/T. Rowe Price Established Growth Fund - Class I	284,184	—	12,530	—	1,458	9,765	282,877	8.7
JNL/T. Rowe Price Short-Term Bond Fund - Class I	136,110	—	1,281	—	(3)	(273)	134,553	4.2
JNL/T. Rowe Price Value Fund - Class I	227,303	—	10,734	—	847	(5,198)	212,218	6.6
JNL/WCM Focused International Equity Fund - Class I	51,893	11,527	—	—	—	843	64,263	2.0
JNL/WMC Value Fund - Class I	48,418	—	5,386	—	416	(1,262)	42,186	1.3
	3,316,260	46,549	123,083	—	5,584	(5,605)	3,239,705	100.0
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	191,143	—	767	—	12	552	190,940	3.0
JNL Multi-Manager Mid Cap Fund - Class I	133,652	—	27,817	—	1,847	(1,140)	106,542	1.7
JNL Multi-Manager Small Cap Growth Fund - Class I	71,163	—	2,681	—	312	3,782	72,576	1.2
JNL Multi-Manager Small Cap Value Fund - Class I	139,007	—	2,490	—	136	(4,949)	131,704	2.1
JNL/BlackRock Large Cap Select Growth Fund - Class I	295,463	—	29,058	—	3,948	13,617	283,970	4.5
JNL/Causeway International Value Select Fund - Class I	100,945	1,105	—	—	—	(3,630)	98,420	1.6
JNL/ClearBridge Large Cap Growth Fund - Class I	108,716	3,168	—	—	—	1,854	113,738	1.8
JNL/Crescent High Income Fund - Class I	140,348	—	3,138	—	9	(1,157)	136,062	2.2
JNL/DoubleLine Core Fixed Income Fund - Class I	63,183	2,631	—	—	—	(436)	65,378	1.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	62,884	49	19	—	—	(1,129)	61,785	1.0
JNL/DoubleLine Total Return Fund - Class I	183,241	329	—	—	—	(505)	183,065	2.9
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	309,226	161	187	—	(2)	4,582	313,780	5.0
JNL/Goldman Sachs Core Plus Bond Fund - Class I	53,496	—	—	—	—	(810)	52,686	0.8
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	64,575	—	746	—	20	2,409	66,258	1.1

18

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/GQG Emerging Markets Equity Fund - Class I	21,146	1,677	—	—	—	773	23,596	0.4
JNL/Invesco Diversified Dividend Fund - Class I	119,255	5,578	—	—	—	(4,483)	120,350	1.9
JNL/Invesco Global Real Estate Fund - Class I	129,626	170	41,695	—	(510)	(4,992)	82,599	1.3
JNL/Invesco International Growth Fund - Class I	133,858	—	1,899	—	85	(1,483)	130,561	2.1
JNL/Invesco Mid Cap Value Fund - Class I	33,265	—	7,836	—	776	(185)	26,020	0.4
JNL/Invesco Small Cap Growth Fund - Class I	70,792	—	2,260	—	238	1,698	70,468	1.1
JNL/JPMorgan MidCap Growth Fund - Class I	211,911	—	21,666	—	2,228	5,766	198,239	3.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	176,950	643	1,016	—	(13)	(1,786)	174,778	2.8
JNL/Lazard Emerging Markets Fund - Class I	69,150	—	1,914	—	162	1,135	68,533	1.1
JNL/MFS Mid Cap Value Fund - Class I	28,032	1,454	1	—	—	(567)	28,918	0.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	103,976	24,999	9,569	—	924	4,383	124,713	2.0
JNL/Oppenheimer Global Growth Fund - Class I	204,489	—	4,447	—	479	(534)	199,987	3.2
JNL/PIMCO Income Fund - Class I	50,740	55,726	—	—	—	(23)	106,443	1.7
JNL/PIMCO Real Return Fund - Class I	230,509	—	8,130	—	(25)	(1,825)	220,529	3.5
JNL/PPM America High Yield Bond Fund - Class I	192,700	—	517	—	4	(3,527)	188,660	3.0
JNL/PPM America Low Duration Bond Fund - Class I	243,511	397	—	—	—	(481)	243,427	3.9
JNL/PPM America Mid Cap Value Fund - Class I	31,362	—	—	—	—	(1,343)	30,019	0.5
JNL/PPM America Total Return Fund - Class I	188,111	188	36	—	—	(2,516)	185,747	3.0
JNL/Scout Unconstrained Bond Fund - Class I	162,449	—	32,579	—	(294)	(747)	128,829	2.1
JNL/T. Rowe Price Established Growth Fund - Class I	808,970	—	22,242	—	2,537	29,034	818,299	13.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	184,070	240	—	—	—	(372)	183,938	2.9
JNL/T. Rowe Price Value Fund - Class I	680,038	—	12,096	—	932	(14,709)	654,165	10.4
JNL/WCM Focused International Equity Fund - Class I	136,464	17,069	—	—	—	2,194	155,727	2.5
JNL/WMC Value Fund - Class I	253,096	—	14,959	—	1,102	(6,057)	233,182	3.6
	6,381,512	115,582	249,763	—	14,907	12,393	6,274,631	100.0
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	157,412	85	—	—	—	463	157,960	2.8
JNL Multi-Manager Mid Cap Fund - Class I	99,891	216	20,617	—	1,355	(837)	80,008	1.4
JNL Multi-Manager Small Cap Growth Fund - Class I	117,727	—	2,541	—	301	6,483	121,970	2.2
JNL Multi-Manager Small Cap Value Fund - Class I	121,200	—	1,701	—	86	(4,304)	115,281	2.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	508,806	—	30,417	—	4,238	25,882	508,509	9.0
JNL/Causeway International Value Select Fund - Class I	117,222	—	1,115	—	66	(4,210)	111,963	2.0
JNL/ClearBridge Large Cap Growth Fund - Class I	166,101	2,536	—	—	—	2,939	171,576	3.0
JNL/Crescent High Income Fund - Class I	93,961	354	—	—	—	(783)	93,532	1.7
JNL/DoubleLine Core Fixed Income Fund - Class I	5,840	—	—	—	—	(42)	5,798	0.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	36,430	20,435	52	—	(1)	(617)	56,195	1.0
JNL/DoubleLine Total Return Fund - Class I	54,064	5	16	—	—	(149)	53,904	1.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	54,217	1	150	—	4	2,039	56,111	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	32,243	510	—	—	—	1,228	33,981	0.6
JNL/Invesco Diversified Dividend Fund - Class I	108,189	4,152	—	—	—	(3,905)	108,436	1.9
JNL/Invesco Global Real Estate Fund - Class I	105,494	202	26,737	—	(320)	(4,015)	74,624	1.3
JNL/Invesco International Growth Fund - Class I	115,830	—	1,178	—	52	(1,274)	113,430	2.0
JNL/Invesco Mid Cap Value Fund - Class I	67,094	—	11,858	—	1,217	(38)	56,415	1.0
JNL/Invesco Small Cap Growth Fund - Class I	62,950	—	1,846	—	195	1,526	62,825	1.1
JNL/JPMorgan MidCap Growth Fund - Class I	181,455	—	63,860	—	7,030	612	125,237	2.2
JNL/Lazard Emerging Markets Fund - Class I	136,113	—	5,857	—	510	2,097	132,863	2.4
JNL/MFS Mid Cap Value Fund - Class I	22,167	809	—	—	—	(421)	22,555	0.4
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	100,300	103	—	—	—	5,206	105,609	1.9
JNL/Oppenheimer Global Growth Fund - Class I	297,369	30,000	5,183	—	567	(826)	321,927	5.7
JNL/PIMCO Income Fund - Class I	61,800	26,154	—	—	—	(202)	87,752	1.6
JNL/PIMCO Real Return Fund - Class I	139,337	—	5,149	—	(22)	(1,103)	133,063	2.4
JNL/PPM America High Yield Bond Fund - Class I	107,365	46	2	—	—	(1,966)	105,443	1.9
JNL/PPM America Low Duration Bond Fund - Class I	88,833	469	1	—	—	(174)	89,127	1.6
JNL/PPM America Mid Cap Value Fund - Class I	17,995	—	—	—	—	(771)	17,224	0.3
JNL/PPM America Total Return Fund - Class I	100,157	223	—	—	—	(1,340)	99,040	1.8
JNL/Scout Unconstrained Bond Fund - Class I	54,056	5	15	—	—	(326)	53,720	1.0
JNL/T. Rowe Price Established Growth Fund - Class I	786,164	—	11,434	—	1,347	29,165	805,242	14.3
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	199,691	—	—	—	—	8,184	207,875	3.7
JNL/T. Rowe Price Short-Term Bond Fund - Class I	100,011	190	—	—	—	(202)	99,999	1.8
JNL/T. Rowe Price Value Fund - Class I	833,545	—	12,760	—	962	(17,944)	803,803	14.3
JNL/WCM Focused International Equity Fund - Class I	156,107	21,468	1	—	—	2,549	180,123	3.2
JNL/WMC Value Fund - Class I	276,490	—	11,011	—	821	(6,395)	259,905	4.4
	5,683,626	107,962	213,500	—	18,408	36,529	5,633,025	100.0
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	61,485	462	1	—	—	178	62,124	2.8

19

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Mid Cap Fund - Class I	42,957	34	358	—	22	185	42,840	1.9
JNL Multi-Manager Small Cap Growth Fund - Class I	44,028	—	386	—	49	2,491	46,182	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	64,880	190	324	—	7	(2,292)	62,461	2.8
JNL/BlackRock Large Cap Select Growth Fund - Class I	201,356	—	5,453	—	793	11,055	207,751	9.2
JNL/Causeway International Value Select Fund - Class I	65,612	79	42	—	4	(2,347)	63,306	2.8
JNL/ClearBridge Large Cap Growth Fund - Class I	108,358	—	475	—	57	1,853	109,793	4.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	20,174	251	—	—	—	(364)	20,061	0.9
JNL/DoubleLine Total Return Fund - Class I	20,157	247	—	—	—	(55)	20,349	0.9
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	672	—	—	—	—	25	697	—
JNL/GQG Emerging Markets Equity Fund - Class I	28,992	—	1,106	—	111	1,011	29,008	1.3
JNL/Invesco Diversified Dividend Fund - Class I	80,421	7,049	1	—	—	(3,151)	84,318	3.7
JNL/Invesco Global Real Estate Fund - Class I	41,627	498	10,485	—	(130)	(1,583)	29,927	1.3
JNL/Invesco International Growth Fund - Class I	42,476	99	—	—	—	(459)	42,116	1.9
JNL/Invesco Mid Cap Value Fund - Class I	24,486	—	3,177	—	317	82	21,708	1.0
JNL/Invesco Small Cap Growth Fund - Class I	39,279	—	2,365	—	250	832	37,996	1.7
JNL/JPMorgan MidCap Growth Fund - Class I	106,449	—	45,159	—	5,024	(372)	65,942	2.9
JNL/Lazard Emerging Markets Fund - Class I	45,345	2,518	—	—	—	779	48,642	2.2
JNL/MFS Mid Cap Value Fund - Class I	11,225	1,458	1	—	—	(248)	12,434	0.6
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	53,602	3	1,351	—	134	2,636	55,024	2.4
JNL/Oppenheimer Global Growth Fund - Class I	111,222	25,004	601	—	65	(280)	135,410	6.0
JNL/PIMCO Income Fund - Class I	10,711	1,535	—	—	—	(52)	12,194	0.5
JNL/PPM America High Yield Bond Fund - Class I	41,078	359	—	—	—	(758)	40,679	1.8
JNL/PPM America Total Return Fund - Class I	20,264	246	—	—	—	(271)	20,239	0.9
JNL/Scout Unconstrained Bond Fund - Class I	8,099	—	—	—	—	(48)	8,051	0.4
JNL/T. Rowe Price Established Growth Fund - Class I	278,212	4,665	—	—	—	10,642	293,519	13.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	105,477	—	—	—	—	4,323	109,800	4.9
JNL/T. Rowe Price Short-Term Bond Fund - Class I	40,070	498	—	—	—	(81)	40,487	1.8
JNL/T. Rowe Price Value Fund - Class I	316,767	3,923	—	—	—	(6,735)	313,955	13.9
JNL/WCM Focused International Equity Fund - Class I	66,517	30,689	1	—	—	1,102	98,307	4.4
JNL/WMC Value Fund - Class I	131,993	—	5,695	—	393	(3,073)	123,618	5.2
	2,233,991	79,807	76,981	—	7,096	15,025	2,258,938	100.0

Security Valuation and Fair Value Measurement. Under the JNL Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

20

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/AB Dynamic Asset Allocation Fund (a)
INVESTMENT COMPANIES 82.6%
iShares Core MSCI EAFE ETF	56	3,670
iShares Core MSCI Emerging Markets ETF	14	807
iShares Core S&P 500 ETF	29	7,666
iShares International Developed Real Estate ETF	13	397
iShares Russell 2000 ETF	4	636
SPDR S&P 500 ETF Trust	27	7,079
Vanguard FTSE Developed Markets ETF	143	6,306
Vanguard Global ex-U.S. Real Estate ETF (b)	7	442
Vanguard Mid-Cap ETF (b)	12	1,868
Vanguard MSCI Emerging Markets ETF	23	1,096
Vanguard REIT ETF (b)	4	324
Vanguard Small-Cap ETF (b)	9	1,240
Total Investment Companies (cost $27,671)		31,531
SHORT TERM INVESTMENTS 15.9%
Investment Companies 5.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	2,019	2,019
	Shares/Par[1]	Value ($)
Securities Lending Collateral 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	2,222	2,222
Treasury Securities 4.8%
U.S. Treasury Bill
1.37%, 05/03/18 (e) (f)	850	849
1.63%, 05/24/18 (f)	1,000	997
		1,846
Total Short Term Investments (cost $6,088)		6,087
Total Investments 98.5% (cost $33,759)		37,618
Other Derivative Instruments 0.5%		204
Other Assets and Liabilities, Net 1.0%		379
Total Net Assets 100.0%		38,201

(a) Consolidated Schedule of Investments.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	(1)	June 2018	AUD	(149)	1	5
Canadian Government Bond, 10-Year	1	June 2018	CAD	131	—	2
Euro STOXX 50	11	June 2018	EUR	368	6	(8)
Euro-Bund	1	June 2018	EUR	157	—	3
FTSE 100 Index	4	June 2018	GBP	285	3	(7)
S&P 500 E-Mini Index	(4)	June 2018		(542)	(7)	14
S&P/Toronto Stock Exchange 60 Index	(3)	June 2018	CAD	(546)	(5)	2
Tokyo Price Index	15	June 2018	JPY	255,320	6	5
U.K. Long Gilt	1	June 2018	GBP	121	—	2
U.S. Treasury Note, 10-Year	54	June 2018		6,489	13	52
U.S. Treasury Note, 2-Year	14	June 2018		2,977	—	(1)
Ultra Long Term U.S. Treasury Bond	9	June 2018		1,401	10	43
					27	112

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	SSB	06/19/18	EUR	385	478	(6)
GBP/USD	SSB	06/19/18	GBP	239	336	3
JPY/USD	SSB	04/06/18	JPY	53,702	505	8
JPY/USD	SSB	06/19/18	JPY	39,424	372	1
NOK/USD	SSB	06/19/18	NOK	2,663	341	(3)
NOK/USD	SSB	06/19/18	NOK	261	33	—
USD/AUD	SSB	06/19/18	AUD	(410)	(314)	6
USD/CAD	BCL	06/19/18	CAD	(680)	(529)	—
USD/CHF	SSB	06/19/18	CHF	(357)	(377)	4
USD/EUR	SSB	06/19/18	EUR	(236)	(292)	2
USD/GBP	SSB	06/19/18	GBP	(493)	(694)	(9)
USD/JPY	BOA	04/06/18	JPY	(302,154)	(2,840)	(141)
USD/JPY	SSB	04/06/18	JPY	(200)	(2)	—
USD/JPY	CIT	06/19/18	JPY	(91,670)	(866)	6
USD/NOK	SSB	06/19/18	NOK	(261)	(33)	(1)
USD/SEK	SSB	06/19/18	SEK	(1,037)	(125)	2
					(4,007)	(128)

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - paying return
INDEX
S&P 500 Total Return (Q)	CIT	3M LIBOR +0.27%	06/15/18	(7,730)	—	305
					—	305

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 128.5%
Consumer Discretionary 18.9%
Adient Plc	19	1,143
Amazon.com Inc. (a) (b)	14	20,095
Best Buy Co. Inc.	72	5,040
Big Lots Inc.	5	220
Booking Holdings Inc. (a)	—	957
Brunswick Corp.	31	1,855
Carnival Plc	37	2,434
Comcast Corp. - Class A	122	4,170
D.R. Horton Inc.	70	3,083
Dana Holding Corp.	33	850
Deckers Outdoor Corp. (a)	9	810
Foot Locker Inc.	51	2,303
General Motors Co. (b)	173	6,284
Hilton Grand Vacations Inc. (a)	3	117
Home Depot Inc.	15	2,734
Hyatt Hotels Corp. - Class A	22	1,712
John Wiley & Sons Inc. - Class A	10	650
Kohl's Corp.	33	2,188
Las Vegas Sands Corp.	53	3,805
Lear Corp.	33	6,118
Liberty Expedia Holdings Inc. - Class A (a)	13	510
Liberty Interactive Corp. QVC Group - Class A (a)	33	837
Lowe's Cos. Inc.	22	1,961
Michael Kors Holdings Ltd. (a)	28	1,720
Netflix Inc. (a)	12	3,537
NVR Inc. (a)	1	3,713
Pulte Homes Inc.	64	1,887
Royal Caribbean Cruises Ltd.	53	6,267
Skechers U.S.A. Inc. - Class A (a)	97	3,759
Starbucks Corp.	20	1,186
Target Corp.	21	1,462
Tegna Inc.	7	85
Thor Industries Inc.	14	1,560
Time Warner Inc.	19	1,775
TJX Cos. Inc.	11	876
Toll Brothers Inc.	15	664
Twenty-First Century Fox Inc. - Class A	27	974
Urban Outfitters Inc. (a)	15	552
Walt Disney Co.	49	4,878
Whirlpool Corp.	20	3,131
Wynn Resorts Ltd.	9	1,707
		109,609
Consumer Staples 4.9%
Altria Group Inc.	47	2,906
Archer-Daniels-Midland Co.	99	4,274
Bunge Ltd.	2	166
Constellation Brands Inc. - Class A	10	2,207
Ingredion Inc.	5	631
Nu Skin Enterprises Inc. - Class A	7	545
PepsiCo Inc.	15	1,668
Philip Morris International Inc.	38	3,742
Procter & Gamble Co.	27	2,172
Sanderson Farms Inc.	5	642
Tyson Foods Inc. - Class A	14	1,055
Walmart Inc. (b)	93	8,234
		28,242
Energy 5.4%
Cabot Oil & Gas Corp.	38	905
Chevron Corp.	4	437
ConocoPhillips Co.	3	182
CONSOL Energy Inc. (a)	31	909
Devon Energy Corp.	90	2,869
Diamond Offshore Drilling Inc. (a)	137	2,015
Energen Corp. (a)	15	931
Exxon Mobil Corp.	34	2,551
Halliburton Co.	67	3,151
HollyFrontier Corp.	55	2,668
Marathon Petroleum Corp.	53	3,863
Oceaneering International Inc.	23	431
PBF Energy Inc. - Class A	29	995
	Shares/Par[1]	Value ($)
Pioneer Natural Resources Co.	3	437
RPC Inc.	10	176
Southwestern Energy Co. (a)	531	2,298
Superior Energy Services Inc. (a)	77	648
Valero Energy Corp.	54	4,980
World Fuel Services Corp.	41	1,005
		31,451
Financials 14.9%
Aflac Inc.	124	5,413
Allstate Corp.	43	4,070
Ameriprise Financial Inc.	27	3,941
Assured Guaranty Ltd.	59	2,129
Bank of America Corp.	144	4,329
Bank of New York Mellon Corp.	27	1,377
Berkshire Hathaway Inc. - Class B (a) (b)	33	6,678
BlackRock Inc.	2	1,248
Citigroup Inc.	65	4,421
CNO Financial Group Inc.	6	121
Everest Re Group Ltd.	2	441
Fidelity National Financial Inc.	112	4,473
First American Financial Corp.	22	1,282
Franklin Resources Inc.	86	2,979
Invesco Ltd.	43	1,393
JPMorgan Chase & Co. (b)	88	9,633
Lincoln National Corp.	41	2,983
M&T Bank Corp.	1	214
Moody's Corp.	4	695
Morgan Stanley	17	930
PNC Financial Services Group Inc.	40	6,034
Popular Inc.	37	1,521
Prudential Financial Inc.	34	3,520
Regions Financial Corp.	110	2,038
Reinsurance Group of America Inc.	17	2,556
S&P Global Inc.	4	785
Synovus Financial Corp.	8	413
T. Rowe Price Group Inc.	1	161
TCF Financial Corp.	52	1,179
Travelers Cos. Inc.	28	3,826
U.S. Bancorp	16	788
Unum Group	53	2,532
Wells Fargo & Co.	48	2,528
		86,631
Health Care 18.0%
AbbVie Inc.	44	4,126
Aetna Inc.	8	1,369
Agilent Technologies Inc.	21	1,383
Akorn Inc. (a)	1	25
Alexion Pharmaceuticals Inc. (a)	18	1,968
Align Technology Inc. (a)	17	4,181
Amgen Inc.	26	4,497
Baxter International Inc. (b)	115	7,467
Biogen Inc. (a)	10	2,636
Boston Scientific Corp. (a)	27	740
Celgene Corp. (a) (b)	111	9,913
Centene Corp. (a)	23	2,420
Charles River Laboratories International Inc. (a)	25	2,669
Danaher Corp.	20	1,958
Exelixis Inc. (a)	201	4,456
Express Scripts Holding Co. (a)	14	966
Gilead Sciences Inc. (b)	119	8,964
Humana Inc.	20	5,287
Johnson & Johnson	49	6,256
McKesson Corp.	44	6,206
Medtronic Plc	8	607
Merck & Co. Inc.	82	4,468
Molina Healthcare Inc. (a) (c)	44	3,566
Pfizer Inc.	169	5,985
Regeneron Pharmaceuticals Inc. (a)	2	571
United Therapeutics Corp. (a)	16	1,838
UnitedHealth Group Inc.	15	3,255
Vertex Pharmaceuticals Inc. (a)	23	3,832
WellCare Health Plans Inc. (a)	15	2,934
		104,543

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Industrials 17.8%
AGCO Corp.	26	1,687
Allison Transmission Holdings Inc.	3	124
Armstrong World Industries Inc. (a)	32	1,816
Boeing Co. (b)	39	12,722
BWX Technologies Inc.	6	377
Caterpillar Inc.	5	766
Crane Co.	20	1,875
CSX Corp.	41	2,290
Cummins Inc.	30	4,897
Curtiss-Wright Corp.	8	1,106
Delta Air Lines Inc.	61	3,361
Dycom Industries Inc. (a)	6	667
Eaton Corp. Plc	22	1,721
Emerson Electric Co.	4	280
Esterline Technologies Corp. (a)	20	1,487
FedEx Corp.	9	2,081
HD Supply Holdings Inc. (a)	43	1,619
Honeywell International Inc.	24	3,405
Huntington Ingalls Industries Inc.	13	3,480
Ingersoll-Rand Plc	47	4,010
ITT Inc.	65	3,176
JetBlue Airways Corp. (a)	76	1,542
Kansas City Southern	12	1,301
KBR Inc.	63	1,016
L3 Technologies Inc.	7	1,470
Lockheed Martin Corp.	9	3,120
MSC Industrial Direct Co. - Class A	8	714
Norfolk Southern Corp.	27	3,702
Northrop Grumman Systems Corp.	5	1,885
Oshkosh Corp.	29	2,225
Owens Corning Inc.	77	6,197
PACCAR Inc.	2	136
Raytheon Co.	21	4,474
Robert Half International Inc.	42	2,439
Ryder System Inc.	8	559
Southwest Airlines Co.	40	2,268
Spirit Aerosystems Holdings Inc. - Class A	65	5,404
United Continental Holdings Inc. (a)	62	4,331
United Rentals Inc. (a)	25	4,250
USG Corp. (a)	18	720
Waste Management Inc.	10	833
WESCO International Inc. (a)	27	1,663
		103,196
Information Technology 34.9%
Accenture Plc - Class A	19	2,928
Activision Blizzard Inc.	32	2,135
Adobe Systems Inc. (a)	17	3,693
Akamai Technologies Inc. (a)	24	1,713
Alphabet Inc. - Class A (a) (b)	7	7,271
Alphabet Inc. - Class C (a) (b)	8	7,877
Apple Inc. (b)	111	18,549
Applied Materials Inc.	98	5,475
Avnet Inc.	15	647
Booz Allen Hamilton Holding Corp. - Class A	12	457
Broadcom Ltd.	1	316
Cadence Design Systems Inc. (a)	46	1,680
Cavium Inc. (a)	2	132
CDW Corp.	7	526
Cisco Systems Inc.	121	5,210
Citrix Systems Inc. (a)	7	620
Cognizant Technology Solutions Corp. - Class A	45	3,623
Convergys Corp.	44	1,001
CoreLogic Inc. (a)	16	727
Dolby Laboratories Inc.	7	416
DXC Technology Co.	7	745
eBay Inc. (a)	140	5,642
Electronic Arts Inc. (a)	18	2,211
Facebook Inc. - Class A (a) (b)	75	12,037
First Solar Inc. (a)	64	4,579
FLIR Systems Inc.	23	1,154
Fortinet Inc. (a)	7	381
Hewlett Packard Enterprise Co.	72	1,258
HP Inc.	15	331
	Shares/Par[1]	Value ($)
IAC/InterActiveCorp. (a) (b)	45	7,103
Intel Corp. (b)	151	7,867
International Business Machines Corp. (b)	69	10,573
Jabil Inc.	42	1,196
Juniper Networks Inc.	44	1,077
KLA-Tencor Corp.	27	2,910
Lam Research Corp.	19	3,896
Manhattan Associates Inc. (a)	8	350
Maxim Integrated Products Inc.	23	1,406
MAXIMUS Inc.	16	1,047
Micron Technology Inc. (a) (b)	177	9,250
Microsoft Corp. (b)	186	17,013
Nvidia Corp.	16	3,632
ON Semiconductor Corp. (a)	27	650
Oracle Corp. (b)	246	11,249
QUALCOMM Inc.	38	2,087
Science Applications International Corp.	17	1,371
Seagate Technology	43	2,526
Skyworks Solutions Inc.	24	2,380
TE Connectivity Ltd.	19	1,889
Texas Instruments Inc.	34	3,517
Total System Services Inc.	59	5,097
Versum Materials Inc.	6	215
Western Digital Corp. (b)	84	7,714
Xerox Corp.	5	150
Zynga Inc. - Class A (a)	976	3,573
		203,072
Materials 6.3%
Alcoa Corp. (a)	143	6,416
Cabot Corp.	11	604
Celanese Corp. - Class A	45	4,543
Chemours Co.	58	2,817
Eastman Chemical Co.	27	2,819
Freeport-McMoRan Inc. - Class B (a)	219	3,853
Huntsman Corp.	148	4,321
LyondellBasell Industries NV - Class A (b)	89	9,370
Monsanto Co.	7	784
Olin Corp.	21	627
PolyOne Corp.	4	187
Worthington Industries Inc.	8	327
		36,668
Real Estate 2.5%
American Tower Corp.	5	763
AvalonBay Communities Inc.	2	378
Boston Properties Inc.	3	419
Crown Castle International Corp.	8	923
Digital Realty Trust Inc.	11	1,143
Equinix Inc.	—	125
Equity Residential Properties Inc.	12	721
GGP Inc.	36	741
Host Hotels & Resorts Inc.	17	316
ProLogis Inc.	28	1,751
Public Storage	10	2,010
Realty Income Corp.	24	1,262
Simon Property Group Inc.	11	1,776
Ventas Inc.	20	976
Welltower Inc.	15	827
Weyerhaeuser Co.	12	415
		14,546
Utilities 4.9%
Ameren Corp.	37	2,109
American Electric Power Co. Inc.	54	3,719
Consolidated Edison Inc.	23	1,793
Exelon Corp. (b)	239	9,314
MDU Resources Group Inc.	26	726
NorthWestern Corp.	1	73
Public Service Enterprise Group Inc. (b)	132	6,614
UGI Corp.	6	259
Vistra Energy Corp. (a)	191	3,969
		28,576
Total Common Stocks (cost $671,820)		746,534

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.55% (d) (e)	8,087	8,087
Securities Lending Collateral 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (e)	3,199	3,199
Total Short Term Investments (cost $11,286)		11,286
Total Investments 130.5% (cost $683,106)		757,820
Total Securities Sold Short (30.1)% (proceeds $174,059)		(174,849)
Other Derivative Instruments 0.0%		62
Other Assets and Liabilities, Net (0.4)%		(2,178)
Total Net Assets 100.0%		580,855

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or portion of the security was on loan.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (30.1%)
COMMON STOCKS (30.1%)
Consumer Discretionary (2.0%)
Advance Auto Parts Inc.	(14)	(1,676)
Carmax Inc.	(22)	(1,376)
Discovery Communications Inc. - Class A	(57)	(1,229)
Domino's Pizza Inc.	(2)	(465)
Limited Brands Inc.	(91)	(3,469)
Meredith Corp.	(17)	(899)
Penske Automotive Group Inc.	(4)	(176)
Scientific Games Corp. - Class A	(21)	(864)
TRI Pointe Homes Inc.	(43)	(709)
Wendy's Co.	(43)	(747)
		(11,610)
Consumer Staples (1.7%)
Avon Products Inc.	(103)	(292)
Blue Buffalo Pet Products Inc.	(3)	(131)
Casey's General Stores Inc.	(5)	(571)
Coty Inc. - Class A	(193)	(3,538)
Dean Foods Co.	(54)	(465)
Hain Celestial Group Inc.	(11)	(354)
Post Holdings Inc.	(40)	(3,011)
TreeHouse Foods Inc.	(31)	(1,191)
		(9,553)
Energy (5.0%)
Callon Petroleum Co.	(261)	(3,453)
Cheniere Energy Inc.	(121)	(6,480)
Ensco Plc - Class A	(518)	(2,276)
Extraction Oil & Gas Inc.	(29)	(328)
Hess Corp.	(142)	(7,191)
Nabors Industries Ltd.	(310)	(2,165)
SM Energy Co.	(121)	(2,185)
Targa Resources Corp.	(15)	(637)
Transocean Ltd.	(217)	(2,146)
Weatherford International Plc	(895)	(2,050)
		(28,911)
Financials (1.3%)
Bank of the Ozarks Inc.	(37)	(1,808)
Charles Schwab Corp.	(2)	(108)
Chemical Financial Corp.	(1)	(56)
Sterling Bancorp	(41)	(933)
Stifel Financial Corp.	(21)	(1,238)
Texas Capital Bancshares Inc.	(2)	(150)
United Bankshares Inc.	(98)	(3,439)
		(7,732)
Health Care (7.7%)
Acadia HealthCare Co. Inc.	(75)	(2,929)
Agios Pharmaceuticals Inc.	(45)	(3,699)
Alkermes Plc	(97)	(5,609)
Allergan Plc	(21)	(3,571)
BioMarin Pharmaceutical Inc.	(29)	(2,387)
Brookdale Senior Living Inc.	(64)	(428)
DexCom Inc.	(62)	(4,596)
Endo International Plc	(149)	(887)
Envision Healthcare Corp.	(184)	(7,071)
Incyte Corp.	(59)	(4,897)
	Shares/Par[1]	Value ($)
Ionis Pharmaceuticals Inc.	(8)	(329)
Medidata Solutions Inc.	(11)	(680)
Neurocrine Biosciences Inc.	(4)	(329)
Opko Health Inc.	(158)	(502)
Premier Inc. - Class A	(99)	(3,095)
Prestige Brands Holdings Inc.	(52)	(1,756)
Seattle Genetics Inc.	(31)	(1,618)
Syneos Health Inc. - Class A	(15)	(543)
		(44,926)
Industrials (3.2%)
Genesee & Wyoming Inc. - Class A	(6)	(428)
HEICO Corp.	(21)	(1,831)
HNI Corp.	(4)	(132)
Middleby Corp.	(3)	(418)
NOW Inc.	(155)	(1,582)
Stericycle Inc.	(30)	(1,751)
TransDigm Group Inc.	(20)	(6,193)
Wabtec Corp.	(78)	(6,352)
		(18,687)
Information Technology (5.0%)
ACI Worldwide Inc.	(12)	(291)
Advanced Micro Devices Inc.	(684)	(6,872)
Atlassian Corp. Plc - Class A	(44)	(2,380)
Belden Inc.	(47)	(3,210)
CommScope Holding Co. Inc.	(15)	(600)
Cree Inc.	(25)	(1,004)
Cypress Semiconductor Corp.	(91)	(1,545)
Diebold Nixdorf Inc.	(13)	(200)
FireEye Inc.	(29)	(495)
First Data Corp. - Class A	(22)	(354)
Gartner Inc.	(15)	(1,706)
Guidewire Software Inc.	(13)	(1,028)
Integrated Device Technology Inc.	(15)	(444)
NetScout Systems Inc.	(37)	(973)
Pandora Media Inc.	(69)	(346)
Square Inc. - Class A	(20)	(967)
Ultimate Software Group Inc.	(6)	(1,564)
ViaSat Inc.	(34)	(2,217)
Zillow Group Inc. - Class C	(51)	(2,721)
		(28,917)
Materials (3.1%)
Albemarle Corp.	(40)	(3,670)
Allegheny Technologies Inc.	(131)	(3,111)
Axalta Coating Systems Ltd.	(92)	(2,777)
Ball Corp.	(111)	(4,400)
Platform Specialty Products Corp.	(46)	(445)
Royal Gold Inc.	(12)	(1,052)
Sealed Air Corp.	(9)	(399)
United States Steel Corp.	(54)	(1,889)
Valvoline Inc.	(10)	(211)
		(17,954)
Telecommunication Services (0.3%)
CenturyLink Inc.	(87)	(1,436)
Zayo Group Holdings Inc.	(11)	(372)
		(1,808)
Utilities (0.8%)
Black Hills Corp.	(38)	(2,088)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
FirstEnergy Corp.	(78)	(2,663)
		(4,751)
	Shares/Par[1]	Value ($)
Total Common Stocks (proceeds $174,059)		(174,849)
Total Securities Sold Short (30.1%) (proceeds $174,059)		(174,849)

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	35	June 2018	4,762	62	(136)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/AQR Managed Futures Strategy Fund (a)
SHORT TERM INVESTMENTS 86.2%
Investment Companies 43.2%
JNL Government Money Market Fund - Institutional Class, 1.55% (b) (c)	120,117	120,117
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 1.63% (c)	47,804	47,804
		167,921
Treasury Securities 43.0%
U.S. Treasury Bill
1.21%, 04/05/18 (d)	5,734	5,733
1.24%, 04/12/18 (d)	1,885	1,884
1.26%, 04/19/18 - 04/26/18 (d)	7,748	7,740
1.45%, 05/31/18 (d)	5,674	5,659
1.47%, 06/07/18 (d)	1,871	1,865
1.48%, 06/14/18 (d)	1,409	1,404
1.60%, 07/05/18 (d)	543	540

	Shares/Par[1]	Value ($)
1.62%, 07/19/18 (d)	640	637
1.65%, 08/02/18 (d)	2,005	1,993
1.67%, 08/09/18 (d)	85,666	85,111
1.84%, 08/23/18 (d)	3,825	3,797
1.92%, 09/27/18 (d)	51,320	50,844
		167,207
Total Short Term Investments (cost $335,172)		335,128
Total Investments 86.2% (cost $335,172)		335,128
Other Derivative Instruments (0.3)%		(1,239)
Other Assets and Liabilities, Net 14.1%		54,995
Total Net Assets 100.0%		388,884

(a) Consolidated Schedule of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(d) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3-Month Euro EURIBOR Interest Rate	(31)	September 2018	EUR	(7,773)	—	(1)
3-Month Euro EURIBOR Interest Rate	59	December 2018	EUR	14,794	—	—
3-Month Euro EURIBOR Interest Rate	159	March 2019	EUR	39,844	—	14
3-Month Euro EURIBOR Interest Rate	201	June 2019	EUR	50,325	—	23
3-Month Euro EURIBOR Interest Rate	173	September 2019	EUR	43,275	—	14
3-Month Euro EURIBOR Interest Rate	91	December 2019	EUR	22,742	—	4
3-Month Euro EURIBOR Interest Rate	16	March 2020	EUR	3,995	—	—
3-Month Euro Swiss Franc Interest Rate	9	June 2018	CHF	2,266	—	—
3-Month Euro Swiss Franc Interest Rate	(6)	September 2018	CHF	(1,511)	—	—
3-Month Euro Swiss Franc Interest Rate	2	December 2018	CHF	503	—	—
3-Month Euro Swiss Franc Interest Rate	14	March 2019	CHF	3,520	—	1
3-Month Sterling Interest Rate	(390)	September 2018	GBP	(48,313)	—	64
3-Month Sterling Interest Rate	(386)	December 2018	GBP	(47,778)	7	70
3-Month Sterling Interest Rate	(356)	March 2019	GBP	(44,034)	6	65
3-Month Sterling Interest Rate	(338)	June 2019	GBP	(41,775)	6	58
3-Month Sterling Interest Rate	(314)	September 2019	GBP	(38,786)	5	54
3-Month Sterling Interest Rate	(286)	December 2019	GBP	(35,306)	5	49
3-Month Sterling Interest Rate	(264)	March 2020	GBP	(32,546)	5	1
90-Day Eurodollar	(458)	September 2018		(112,366)	12	586
90-Day Eurodollar	(408)	December 2018		(99,956)	16	501
90-Day Eurodollar	(360)	March 2019		(88,101)	14	432
90-Day Eurodollar	(319)	June 2019		(78,010)	8	393
90-Day Eurodollar	(285)	September 2019		(69,671)	4	363
90-Day Eurodollar	(260)	December 2019		(63,464)	3	274
90-Day Eurodollar	(242)	March 2020		(58,772)	3	(37)
Amsterdam Exchanges Index	(18)	April 2018	EUR	(1,877)	(12)	(30)
ASX SPI 200 Index	(64)	June 2018	AUD	(9,248)	34	54
Australia Commonwealth Treasury Bond, 10-Year	148	June 2018	AUD	19,117	(13)	50
Australia Commonwealth Treasury Bond, 3-Year	177	June 2018	AUD	19,677	(11)	—
Australian Dollar	(383)	June 2018		(29,726)	(42)	327
Brent Crude Oil	291	June 2018		18,909	168	1,269
British Pound	252	June 2018		22,239	(102)	(98)
CAC40 10 Euro	(95)	April 2018	EUR	(4,835)	(42)	(75)
Canadian Bank Acceptance	(78)	September 2018	CAD	(19,102)	(5)	(2)
Canadian Bank Acceptance	(59)	December 2018	CAD	(14,431)	(3)	—
Canadian Dollar	(259)	June 2018		(20,122)	(17)	18
Canadian Government Bond, 10-Year	(188)	June 2018	CAD	(24,665)	(43)	(304)
Cocoa	26	May 2018	GBP	464	(15)	(12)
Cocoa	7	May 2018		176	(3)	3
Coffee 'C'	(48)	May 2018		(2,201)	(7)	74
Copper	24	May 2018		1,930	19	(115)
Corn	37	May 2018		719	30	(2)
Cotton No. 2	4	May 2018		169	2	(6)
Dow Jones Industrial Average E-Mini Index	(4)	June 2018		(481)	—	(2)
E-mini Russell 2000 Index	55	June 2018		4,392	47	(181)
Euro FX Currency	472	June 2018		73,168	(132)	(253)
Euro STOXX 50	(281)	June 2018	EUR	(9,163)	(155)	(69)
Euro-Bobl	(18)	June 2018	EUR	(2,348)	(2)	(17)
Euro-BTP	216	June 2018	EUR	29,607	187	457
Euro-Bund	13	June 2018	EUR	2,071	2	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro-Buxl	8	June 2018	EUR	1,325	(1)	(2)
Euro-OAT	104	June 2018	EUR	15,973	29	129
Euro-Schatz	958	June 2018	EUR	107,237	11	43
FTSE 100 Index	(140)	June 2018	GBP	(9,731)	(99)	(85)
FTSE/JSE Top 40 Index	6	June 2018	ZAR	3,120	7	(13)
German Stock Index	(27)	June 2018	EUR	(8,143)	(157)	(46)
Gold 100 oz.	284	June 2018		37,599	(78)	96
Hang Seng China Enterprises Index	46	April 2018	HKD	27,996	2	(37)
Hang Seng Index	4	April 2018	HKD	6,137	3	(16)
IBEX 35 Index	(56)	April 2018	EUR	(5,365)	(70)	7
Japanese Government Bond, 10-Year	71	June 2018	JPY	10,705,425	(6)	47
Japanese Yen	130	June 2018		15,450	62	(105)
KCBT Wheat	5	May 2018		133	2	(16)
KOSPI 200	15	June 2018	KRW	1,204,915	15	(20)
Lean Hogs	(47)	June 2018		(1,453)	1	14
Live Cattle	(37)	June 2018		(1,582)	44	64
LME Aluminum	4	June 2018		212	(12)	(12)
LME Copper	14	June 2018		2,418	(68)	(68)
LME Nickel	22	June 2018		1,821	(65)	(65)
LME Zinc	12	June 2018		1,040	(57)	(57)
Low Sulphur Gas Oil	236	May 2018		13,645	42	940
Mexican Peso	159	June 2018		4,217	17	100
Mini MSCI Emerging EAFE Index	5	June 2018		507	5	(7)
Mini MSCI Emerging Markets Index	84	June 2018		5,136	108	(148)
NASDAQ 100 E-Mini	77	June 2018		10,855	199	(700)
Natural Gas	(199)	May 2018		(5,592)	(70)	154
New Zealand Dollar	91	June 2018		6,602	13	(31)
Nikkei 225	(17)	June 2018	JPY	(350,534)	(30)	(95)
NY Harbor ULSD	93	May 2018		7,435	27	459
OMX Stockholm 30 Index	(4)	April 2018	SEK	(599)	(1)	(1)
Palladium	3	June 2018		308	(7)	(25)
Platinum	4	July 2018		191	(2)	(4)
RBOB Gasoline	63	May 2018		5,153	3	194
S&P 500 E-Mini Index	13	June 2018		1,802	33	(84)
S&P MidCap 400 E-Mini Index	13	June 2018		2,530	39	(82)
S&P/Toronto Stock Exchange 60 Index	(90)	June 2018	CAD	(16,217)	(137)	(71)
SGX FTSE China A50 Index	(1)	April 2018		(12)	1	—
SGX MSCI Singapore Index	18	April 2018	SGD	697	10	3
Silver	(31)	May 2018		(2,556)	(2)	35
Soybean Meal	2	May 2018		75	3	1
Soybean Oil	(16)	May 2018		(306)	(2)	—
Sugar #11 (World Markets)	(440)	May 2018		(6,665)	(68)	579
Tokyo Price Index	(21)	June 2018	JPY	(348,723)	(8)	(91)
U.K. Long Gilt	(174)	June 2018	GBP	(21,065)	(43)	(429)
U.S. Treasury Long Bond	(154)	June 2018		(21,928)	(119)	(652)
U.S. Treasury Note, 10-Year	(524)	June 2018		(62,823)	(124)	(654)
U.S. Treasury Note, 2-Year	(1,433)	June 2018		(304,470)	(45)	(199)
U.S. Treasury Note, 5-Year	(882)	June 2018		(100,466)	(96)	(488)
Ultra Long Term U.S. Treasury Bond	(67)	June 2018		(10,347)	(83)	(404)
Wheat	(17)	May 2018		(383)	(5)	—
WTI Crude Oil	312	May 2018		19,300	172	961
					(628)	3,135

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	06/20/18	AUD	9,291	7,138	(181)
BRL/USD	CIT	06/20/18	BRL	20,580	6,194	(80)
BRL/USD	CIT	06/20/18	BRL	556	168	—
CAD/USD	CIT	06/20/18	CAD	2,362	1,835	(7)
CAD/USD	CIT	06/20/18	CAD	709	551	1
CHF/USD	CIT	06/20/18	CHF	5	16	—
CLP/USD	CIT	06/20/18	CLP	2,588,992	4,286	(58)
CLP/USD	CIT	06/20/18	CLP	100,673	167	—
COP/USD	CIT	06/20/18	COP	10,093,271	3,602	92
EUR/USD	CIT	06/20/18	EUR	64,984	80,427	(370)
EUR/USD	CIT	06/20/18	EUR	10,581	13,096	78
GBP/USD	CIT	06/20/18	GBP	5,077	7,147	(38)
GBP/USD	CIT	06/20/18	GBP	11,338	15,959	127
HKD/USD	CIT	06/20/18	HKD	11,765	1,503	(3)
HUF/USD	CIT	06/20/18	HUF	539,247	2,135	(17)
HUF/USD	CIT	06/20/18	HUF	45,488	179	—
IDR/USD	CIT	06/20/18	IDR	12,620,851	911	(7)
IDR/USD	CIT	06/20/18	IDR	25,606,014	1,848	4
ILS/USD	CIT	06/20/18	ILS	16,231	4,654	(55)
ILS/USD	CIT	06/20/18	ILS	139	40	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
INR/USD	CIT	06/20/18	INR	219,403	3,333	6
JPY/USD	CIT	06/20/18	JPY	3,933,122	37,158	(252)
JPY/USD	CIT	06/20/18	JPY	2,621,018	24,762	94
KRW/USD	CIT	06/20/18	KRW	29,229,848	27,497	291
MXN/USD	CIT	06/20/18	MXN	285,234	15,490	492
NOK/USD	CIT	06/20/18	NOK	126,544	16,186	(178)
NOK/USD	CIT	06/20/18	NOK	45,415	5,812	14
NZD/USD	CIT	06/20/18	NZD	30,783	22,241	(299)
NZD/USD	CIT	06/20/18	NZD	9,579	6,921	2
PHP/USD	CIT	06/20/18	PHP	58,906	1,124	(2)
PHP/USD	CIT	06/20/18	PHP	67,014	1,280	5
PLN/USD	CIT	06/20/18	PLN	18,118	5,295	(51)
PLN/USD	CIT	06/20/18	PLN	3,009	880	1
SEK/USD	CIT	04/04/18	SEK	13,056	1,564	—
SEK/USD	CIT	06/20/18	SEK	19,330	2,329	(50)
SGD/USD	CIT	06/20/18	SGD	495	379	(2)
SGD/USD	CIT	06/20/18	SGD	12,354	9,441	39
TRY/USD	CIT	06/20/18	TRY	60,054	14,879	(433)
TWD/USD	CIT	06/20/18	TWD	105,870	3,650	(7)
TWD/USD	CIT	06/20/18	TWD	72,643	2,505	1
USD/AUD	CIT	06/20/18	AUD	(57,434)	(44,126)	543
USD/BRL	CIT	06/20/18	BRL	(5,181)	(1,559)	(12)
USD/BRL	CIT	06/20/18	BRL	(10,175)	(3,061)	21
USD/CAD	CIT	06/20/18	CAD	(11,597)	(9,016)	(68)
USD/CAD	CIT	06/20/18	CAD	(24,148)	(18,778)	237
USD/CHF	CIT	06/20/18	CHF	(202)	(213)	4
USD/CLP	CIT	06/20/18	CLP	(123,683)	(205)	(2)
USD/CLP	CIT	06/20/18	CLP	(326,537)	(543)	1
USD/COP	CIT	06/20/18	COP	(222,615)	(80)	(2)
USD/COP	CIT	06/20/18	COP	(147,396)	(53)	—
USD/EUR	CIT	06/20/18	EUR	(5,564)	(6,887)	(21)
USD/EUR	CIT	06/20/18	EUR	(21,682)	(26,837)	144
USD/GBP	CIT	06/20/18	GBP	(6,830)	(9,615)	(105)
USD/GBP	CIT	06/20/18	GBP	(380)	(535)	1
USD/HKD	CIT	06/20/18	HKD	(12,721)	(1,625)	4
USD/HUF	CIT	06/20/18	HUF	(231,029)	(915)	(7)
USD/HUF	CIT	06/20/18	HUF	(395,392)	(1,568)	4
USD/IDR	CIT	06/20/18	IDR	(31,660,946)	(2,284)	(6)
USD/IDR	CIT	06/20/18	IDR	(16,246,847)	(1,172)	4
USD/ILS	CIT	06/20/18	ILS	(639)	(183)	(2)
USD/ILS	CIT	06/20/18	ILS	(5,047)	(1,446)	7
USD/INR	CIT	06/20/18	INR	(67,970)	(1,032)	(4)
USD/INR	CIT	06/20/18	INR	(178,696)	(2,713)	2
USD/JPY	CIT	06/20/18	JPY	(563,935)	(5,328)	(5)
USD/JPY	CIT	06/20/18	JPY	(399,882)	(3,778)	10
USD/KRW	CIT	06/20/18	KRW	(18,182,224)	(17,105)	(178)
USD/MXN	CIT	06/20/18	MXN	(43,119)	(2,344)	(92)
USD/MXN	CIT	06/20/18	MXN	(284)	(15)	—
USD/NZD	CIT	06/20/18	NZD	(5,691)	(4,112)	(18)
USD/NZD	CIT	06/20/18	NZD	(5,480)	(3,960)	13
USD/PHP	CIT	06/20/18	PHP	(154,817)	(2,954)	(12)
USD/PHP	CIT	06/20/18	PHP	(96,796)	(1,847)	3
USD/PLN	CIT	06/20/18	PLN	(50)	(14)	—
USD/SEK	CIT	04/04/18	SEK	(13,056)	(1,564)	(2)
USD/SEK	CIT	06/20/18	SEK	(13,056)	(1,573)	(1)
USD/SEK	CIT	06/20/18	SEK	(222,659)	(26,830)	492
USD/SGD	CIT	06/20/18	SGD	(2,487)	(1,900)	(14)
USD/SGD	CIT	06/20/18	SGD	(256)	(196)	—
USD/TRY	CIT	06/20/18	TRY	(47,714)	(11,814)	(126)
USD/TRY	CIT	06/20/18	TRY	(45,835)	(11,349)	67
USD/TWD	CIT	06/20/18	TWD	(87,667)	(3,025)	3
USD/ZAR	CIT	06/20/18	ZAR	(1,944)	(162)	2
ZAR/USD	CIT	06/20/18	ZAR	95,444	7,977	(83)
ZAR/USD	CIT	06/20/18	ZAR	92,868	7,762	60
					136,005	19

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
FTSE China A50 Future, Expiration April 2018	BOA	N/A	04/26/18		230	—	—
Hang Seng China Enterprises Index Future, Expiration April 2018	BOA	N/A	04/27/18	HKD	57,979	—	(20)
Hang Seng Index Future, Expiration April 2018	BOA	N/A	04/27/18	HKD	6,038	—	(4)
KOSPI 200 Future, Expiration June 2018	BOA	N/A	06/14/18	KRW	160,960	—	(3)
MSCI Taiwan Index Future, Expiration April 2018	BOA	N/A	04/27/18		6,664	—	4
Cocoa Future, Expiration May 2018	CGM	N/A	04/06/18		589	—	50
Cotton No. 2 Future, Expiration May 2018	CGM	N/A	04/13/18		1,358	—	68
Soybean Future, Expiration May 2018	CGM	N/A	04/20/18		4,446	—	(111)
Cocoa Future, Expiration May 2018	MLP	N/A	04/06/18		437	—	48
Corn Future, Expiration May 2018	MLP	N/A	04/20/18		606	—	(5)
Soybean Future, Expiration May 2018	MLP	N/A	04/20/18		2,099	—	(62)
Soybean Meal Future, Expiration May 2018	MLP	N/A	04/20/18		3,573	—	306
Taiwan Stock Exchange Capitalization Weighted Stock Index Future, Expiration April 2018	MLP	N/A	04/18/18	TWD	19,565	—	(2)
Bovespa Index Future, Expiration April 2018	MSC	N/A	04/18/18	BRL	20,109	—	136
Hang Seng China Enterprises Index Future, Expiration April 2018	MSC	N/A	04/27/18	HKD	15,797	—	(17)
Hang Seng Index Future, Expiration April 2018	MSC	N/A	04/27/18	HKD	69,908	—	(101)
KOSPI 200 Future, Expiration June 2018	MSC	N/A	06/14/18	KRW	6,357,113	—	(42)
MSCI Taiwan Index Future, Expiration April 2018	MSC	N/A	04/27/18		2,552	—	(6)
SGX MSCI Singapore Index Future, Expiration April 2018	MSC	N/A	04/30/18	SGD	541	—	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
SGX Nifty 50 Index Future, Expiration April 2018	MSC	N/A	04/27/18		221	—	3
						—	245
Total return swap agreements - paying return
FUTURES
Coffee 'C' Future, Expiration May 2018	CGM	N/A	04/13/18		(2,474)	—	125
Soybean Oil Future, Expiration May 2018	CGM	N/A	04/20/18		(826)	—	23
Coffee 'C' Future, Expiration May 2018	MLP	N/A	04/13/18		(3,362)	—	172
Lean Hogs Future, Expiration June 2018	MLP	N/A	06/14/18		(1,035)	—	24
Live Cattle Future, Expiration June 2018	MLP	N/A	06/01/18		(126)	—	3
Soybean Oil Future, Expiration May 2018	MLP	N/A	04/20/18		(1,253)	—	10
Wheat Future, Expiration May 2018	MLP	N/A	04/20/18		(45)	—	—
Swiss Market Index Future, Expiration June 2018	MSC	N/A	06/15/18	CHF	(5,505)	—	(87)
						—	270

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund (a)
COMMON STOCKS 54.4%
Consumer Discretionary 8.5%
Adidas AG	—	10
Aisin Seiki Co. Ltd.	87	4,781
Alpine Electronics Inc.	27	514
Amazon.com Inc. (b)	33	47,969
Berkeley Group Holdings Plc	106	5,624
Booking Holdings Inc. (b)	—	81
Bridgestone Corp.	320	14,083
Brilliance China Automotive Holdings Ltd.	1,318	2,787
Canon Marketing Japan Inc.	34	913
Carnival Plc	2	130
Charter Communications Inc. - Class A (b)	41	12,808
Cheng Shin Rubber Industry Co. Ltd.	495	807
Comcast Corp. - Class A (c)	1,301	44,439
Coway Co. Ltd.	14	1,177
Dave & Buster's Entertainment Inc. (b)	109	4,547
Denso Corp.	210	11,551
DISH Network Corp. - Class A (b)	81	3,051
Dollar General Corp.	1	50
Dongfeng Motor Group Co. Ltd. - Class H	44	51
Exedy Corp.	24	752
Expedia Inc.	—	27
Ford Motor Co.	2	24
Galaxy Entertainment Group Ltd.	6	55
General Motors Co.	2	76
Genting Singapore Plc	136	113
Goodyear Tire & Rubber Co.	7	187
Guangzhou Automobile Group Co. Ltd. - Class H	14	26
Hero Motocorp Ltd.	31	1,672
Home Depot Inc.	6	1,078
i-Cable Communications Ltd. (b)	135	3
Jawbone Health Hub Inc. (b) (d) (e) (f)	98	—
Kohl's Corp.	4	276
Koito Manufacturing Co. Ltd.	83	5,794
Las Vegas Sands Corp.	2	116
Lear Corp.	3	566
Liberty Broadband Corp. - Class A (b)	25	2,090
Liberty Broadband Corp. - Class C (b)	78	6,700
Liberty Global Plc - Class A (b)	242	7,571
Liberty Global Plc - Class C (b)	2	52
Liberty SiriusXM Group - Class A (b)	93	3,819
Liberty SiriusXM Group - Class C (b)	148	6,048
Lowe's Cos. Inc.	21	1,863
Luxottica Group SpA	165	10,239
Magna International Inc.	1	79
Maruti Suzuki India Ltd.	41	5,592
Mazda Motor Corp.	2	31
McDonald's Corp.	4	642
MGM Resorts International	293	10,256
Mohawk Industries Inc. (b)	82	19,089
Naspers Ltd. - Class N	—	34
New Oriental Education & Technology Group - ADR	1	82
Nippon Television Holdings Inc.	90	1,587
NOS SGPS	508	3,000
O'Reilly Automotive Inc. (b)	74	18,320
Panasonic Corp.	3	49
PVH Corp.	2	349
RAI Way SpA	793	4,397
Rakuten Inc.	3	28
Ross Stores Inc.	3	242
Royal Caribbean Cruises Ltd.	3	369
Sands China Ltd.	5	28
Shimamura Co. Ltd.	7	834
Sony Corp.	2	88
Stanley Electric Co. Ltd.	23	880
Starbucks Corp.	—	22
Subaru Corp. NPV	245	8,113
Sumitomo Electric Industries Ltd. (g)	286	4,380
Suzuki Motor Corp. (g)	352	19,098
Swatch Group AG	1	54
Target Corp.	2	148
Tata Motors Ltd. (b)	1	4
	Shares/Par[1]	Value ($)
Tata Motors Ltd. - Class A (b)	4	11
TJX Cos. Inc.	60	4,885
Toho Co. Ltd.	29	971
Toyota Industries Corp. (g)	237	14,333
TripAdvisor Inc. (b)	158	6,478
TV Asahi Holdings Corp.	66	1,448
VF Corp.	1	60
Walt Disney Co.	1	56
Williams-Sonoma Inc. (g)	110	5,824
Wyndham Worldwide Corp.	6	730
Wynn Resorts Ltd.	1	245
Yum China Holdings Inc.	—	5
Yum! Brands Inc.	1	67
		337,428
Consumer Staples 3.5%
Ajinomoto Co. Inc.	508	9,245
Amorepacific Corp.	13	3,706
Anheuser-Busch InBev NV	162	17,801
Archer-Daniels-Midland Co.	—	11
Associated British Foods Plc	1	24
BIM Birlesik Magazalar A/S	—	2
Carlsberg A/S - Class B	—	2
Coca-Cola Co.	1	50
Colgate-Palmolive Co.	14	1,032
ConAgra Brands Inc.	4	136
Constellation Brands Inc. - Class A	3	772
Costco Wholesale Corp.	—	55
CVS Health Corp.	287	17,859
Danone SA	364	29,447
Diageo Plc	—	14
Edgewell Personal Care Co. (b)	182	8,899
Estee Lauder Cos. Inc. - Class A	—	14
General Mills Inc.	1	58
Hindustan Unilever Ltd.	4	78
Imperial Brands Plc	2	55
JBS SA	12	33
Jeronimo Martins SGPS SA	38	695
Kao Corp.	—	30
Kimberly-Clark Corp.	—	29
Kirin Holdings Co. Ltd.	—	11
Koninklijke Ahold NV	—	9
KT&G Corp.	73	6,893
LG Household & Health Care Ltd.	2	1,928
MEIJI Holdings Co. Ltd.	—	8
Mondelez International Inc. - Class A	28	1,171
Monster Beverage Corp. (b)	—	3
Nestle SA	301	23,767
PepsiCo Inc.	14	1,546
Philip Morris International Inc.	1	105
Procter & Gamble Co.	105	8,319
Seven & I Holdings Co. Ltd.	14	580
Sysco Corp.	1	51
Tiger Brands Ltd.	2	73
Tyson Foods Inc. - Class A	5	380
Unicharm Corp.	2	43
Unilever NV - CVA	1	39
Uni-President Enterprises Corp.	876	2,063
Walgreens Boots Alliance Inc.	2	119
Walmart Inc.	2	139
Want Want China Holdings Ltd.	1,499	1,207
Wesfarmers Ltd.	1	22
WH Group Ltd.	55	58
Woolworths Group Ltd.	3	62
		138,643
Energy 3.2%
Anadarko Petroleum Corp.	366	22,109
BP Plc	4	29
Canadian Natural Resources Ltd.	—	15
Chevron Corp.	3	328
CNOOC Ltd.	62	93
Coal India Ltd.	293	1,279
ConocoPhillips Co.	2	99
Devon Energy Corp.	—	14
EnCana Corp.	1,271	13,975

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
EQT Corp.	26	1,258
Exxon Mobil Corp.	2	184
Formosa Petrochemical Corp.	236	967
Halliburton Co.	1	67
Helmerich & Payne Inc.	6	382
Hindustan Petroleum Corp. Ltd.	9	50
Indian Oil Corp. Ltd.	5	13
Kinder Morgan Inc.	1	10
Marathon Petroleum Corp.	14	994
Oil & Natural Gas Corp. Ltd.	386	1,060
ONEOK Inc.	—	5
Phillips 66	6	543
Pioneer Natural Resources Co. (c)	27	4,577
Polski Koncern Naftowy Orlen S.A.	1	13
Reliance Industries Ltd.	1,197	16,309
Repsol SA	2	28
Royal Dutch Shell Plc - Class A	358	11,414
Royal Dutch Shell Plc - Class A	1	20
Royal Dutch Shell Plc - Class A - ADR	230	14,658
Royal Dutch Shell Plc - Class B	4	127
Schlumberger Ltd.	85	5,490
SK Innovation Co. Ltd.	—	29
Suncor Energy Inc.	2	62
Thai Oil PCL	332	968
Thai Oil PCL	28	82
Total SA (g)	3	146
Total SA - ADR	6	362
Tupras Turkiye Petrol Rafinerileri A/S	—	13
Valero Energy Corp.	12	1,154
Williams Cos. Inc.	1,162	28,880
Woodside Petroleum Ltd.	1	31
		127,837
Financials 7.7%
ABN AMRO Group NV - CVA	346	10,416
Agricultural Bank of China Ltd. - Class H	107	62
Akbank T.A.S.	3	7
Allianz SE	—	90
Allstate Corp.	—	23
Ally Financial Inc.	10	280
American Express Co.	—	32
American International Group Inc.	1	75
Ameriprise Financial Inc.	3	495
Aon Plc - Class A	—	22
Aviva Plc	3	18
AXA SA	312	8,325
Banco Bilbao Vizcaya Argentaria SA	6	45
Banco do Brasil SA	4	55
Banco Santander Brasil SA	2	29
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander - Class B	16	23
Bank of America Corp.	1,185	35,533
Bank of Communications Co. Ltd. - Class H	27	21
Bank of New York Mellon Corp.	7	337
Bank of Nova Scotia	2	95
Barclays Plc	6	18
Berkshire Hathaway Inc. - Class B (b)	9	1,874
BNP Paribas SA	1	89
CaixaBank SA	9	42
Capital One Financial Corp.	5	519
Cathay Financial Holding Co. Ltd.	899	1,616
Charles Schwab Corp.	453	23,672
Chinatrust Financial Holding Co. Ltd.	9	6
Chubb Ltd.	68	9,342
Citigroup Inc.	304	20,528
CME Group Inc.	—	12
Credit Agricole SA	2	26
Dai-Ichi Life Holdings Inc.	—	6
Danske Bank A/S	2	91
Discover Financial Services	8	594
DNB Bank ASA	2	31
Fifth Third Bancorp	14	455
Franklin Resources Inc.	1	40
Fubon Financial Holding Co. Ltd.	999	1,734
Goldman Sachs Group Inc.	52	13,087
Grupo Financiero Banorte SAB de CV - Class O	5	32
	Shares/Par[1]	Value ($)
Hana Financial Group Inc.	1	45
Hartford Financial Services Group Inc.	22	1,130
Hong Kong Exchanges & Clearing Ltd.	1	46
Housing Development Finance Corp.	298	8,379
HSBC Holdings Plc	2,043	19,106
Industrial Bank of Korea	3	43
ING Groep NV	712	12,065
Intercontinental Exchange Inc.	—	4
Intesa Sanpaolo SpA	4	15
JPMorgan Chase & Co.	114	12,576
KBC Groep NV	—	2
Kotak Mahindra Bank Ltd.	454	7,324
Legal & General Group Plc	16	58
Lloyds Banking Group Plc	136	124
Manulife Financial Corp.	3	53
Marsh & McLennan Cos. Inc.	97	8,027
MetLife Inc.	238	10,905
Mitsubishi UFJ Financial Group Inc.	6	42
Morgan Stanley	511	27,556
MS&AD Insurance Group Holdings	1	44
Muenchener Rueckversicherungs AG	—	11
National Australia Bank Ltd.	2	36
Nomura Holdings Inc.	1	6
PICC Property & Casualty Co. Ltd. - Class H	6	11
Prudential Financial Inc.	5	479
Reinsurance Group of America Inc.	4	539
Resona Holdings Inc.	12	63
Royal Bank of Canada	2	190
SBI Life Insurance Co. Ltd. (b)	45	467
Shinhan Financial Group Co. Ltd.	—	6
Skandinaviska Enskilda Banken AB - Class A (g)	5	49
Societe Generale SA	1	51
State Bank of India	913	3,521
State Street Corp.	3	327
Sumitomo Mitsui Financial Group Inc.	394	16,687
SunTrust Banks Inc.	191	13,013
Swiss Re AG	—	28
T&D Holdings Inc.	—	3
Thomson Reuters Corp.	1	24
Tokio Marine Holdings Inc.	184	8,339
Toronto-Dominion Bank	—	14
Travelers Cos. Inc.	12	1,667
Turkiye Halk Bankasi A/S	9	22
UBS Group AG	1,204	21,175
Unicredit SpA (b)	2	31
Wells Fargo & Co.	2	81
Woori Bank	2	23
Yes Bank Ltd.	459	2,164
Zurich Insurance Group AG	—	25
		306,393
Health Care 6.0%
AbbVie Inc.	8	761
Acadia HealthCare Co. Inc. (b) (g)	170	6,677
Aetna Inc.	5	847
Agilent Technologies Inc.	1	36
Alfresa Holdings Corp.	40	897
Allergan Plc	—	7
AmerisourceBergen Corp.	—	29
Amgen Inc.	5	841
Anthem Inc.	85	18,651
Astellas Pharma Inc.	1,132	17,346
Aurobindo Pharma Ltd.	3	27
Baxter International Inc.	23	1,517
Bayer AG	256	28,972
Biogen Inc. (b)	15	4,241
Boston Scientific Corp. (b)	1	25
Bristol-Myers Squibb Co.	—	4
Celgene Corp. (b)	2	161
CIGNA Corp.	1	87
Danaher Corp.	—	11
Edwards Lifesciences Corp. (b)	—	24
Eli Lilly & Co.	—	12
Express Scripts Holding Co. (b)	2	127
Gilead Sciences Inc. (c)	304	22,910

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
GlaxoSmithKline Plc	5	100
GW Pharmaceuticals Plc - ADS (b) (g)	23	2,581
HCA Healthcare Inc.	233	22,591
Hoya Corp.	265	13,389
Humana Inc.	—	17
Illumina Inc. (b)	—	26
Intuitive Surgical Inc. (b)	—	18
Johnson & Johnson	75	9,664
McKesson Corp.	2	298
Medipal Holdings Corp.	44	913
Medtronic Plc	15	1,211
Merck & Co. Inc.	15	842
Mitsubishi Tanabe Pharma Corp.	2	30
NMC Health Plc	385	18,350
Novartis AG	1	69
Olympus Corp.	1	42
Otsuka Holdings Co. Ltd.	16	793
Pfizer Inc.	779	27,656
Roche Holding AG	1	122
Sanofi SA	80	6,399
Shionogi & Co. Ltd. (g)	2	125
Siloam International Hospitals Tbk PT (b)	5,693	3,316
Stryker Corp.	9	1,479
Suzuken Co. Ltd.	20	852
Tenet Healthcare Corp. (b)	294	7,132
TESARO Inc. (b) (g)	40	2,258
Thermo Fisher Scientific Inc.	4	878
UnitedHealth Group Inc.	9	2,001
Zimmer Biomet Holdings Inc.	109	11,936
		239,298
Industrials 5.7%
3M Co.	2	482
A P Moller - Maersk A/S - Class B	—	5
ABB Ltd.	5	120
Aena SME SA	—	71
Asahi Glass Co. Ltd.	1	34
Atlantia SpA	—	7
Azul SA - ADR (b)	326	11,313
BAE Systems Plc	6	51
Boeing Co.	3	1,062
Canadian National Railway Co.	—	5
Caterpillar Inc.	2	320
China Communications Constructions Co. Ltd. - Class H	3	3
Cie de Saint-Gobain	2	132
ComfortDelgro Corp. Ltd.	634	995
COMSYS Holdings Corp.	39	1,035
Cummins Inc.	2	308
Daikin Industries Ltd.	52	5,742
Dassault Aviation SA	4	8,122
Delta Air Lines Inc.	7	372
Deutsche Post AG	2	104
Doosan Bobcat Inc.	194	5,799
East Japan Railway Co.	214	20,094
Eaton Corp. Plc	1	42
Eiffage SA	7	794
Emerson Electric Co.	1	43
Experian Plc	—	6
Fortune Brands Home & Security Inc.	86	5,040
GEA Group AG	97	4,108
General Dynamics Corp.	3	658
General Electric Co.	1,144	15,418
GS Yuasa Corp.	158	861
Hino Motors Ltd.	70	914
Illinois Tool Works Inc.	3	462
Ingersoll-Rand Plc	1	67
International Consolidated Airlines Group SA	4	39
Japan Airlines Co. Ltd.	459	18,686
Jardine Matheson Holdings Ltd.	28	1,742
Kajima Corp.	4	38
Kamigumi Co. Ltd.	36	805
Kinden Corp.	118	1,969
Kintetsu Corp.	1	28
Komatsu Ltd.	264	8,843
Koninklijke Philips Electronics NV	905	34,701
	Shares/Par[1]	Value ($)
Kubota Corp.	184	3,233
Kyudenko Corp.	20	963
Kyushu Railway Co.	139	4,357
Lockheed Martin Corp.	—	38
Mabuchi Motor Co. Ltd.	29	1,427
Maeda Road Construction Co. Ltd.	47	943
Malaysia Airports Holdings Bhd	89	204
Manpower Inc.	3	321
Marubeni Corp.	7	49
Masco Corp.	18	745
Mitsubishi Electric Corp.	926	15,043
Nichias Corp.	50	637
Nippo Corp.	46	1,037
Norfolk Southern Corp.	—	13
Northrop Grumman Systems Corp.	4	1,467
Okumura Corp.	44	1,715
PACCAR Inc.	—	32
Raytheon Co.	6	1,217
Rockwell Automation Inc.	3	459
Safran SA	126	13,342
Sandvik AB	4	74
Seino Holdings Corp. (g)	51	946
SGS SA	—	17
Taisei Corp.	2	87
Thales SA	—	27
Toda Corp.	215	1,563
Toshiba Corp. (b)	20	58
United Continental Holdings Inc. (b) (c)	261	18,155
United Rentals Inc. (b)	4	721
United Technologies Corp.	—	20
Volvo AB - Class B	7	125
WABCO Holdings Inc. (b)	3	431
Waste Management Inc.	1	42
West Japan Railway Co.	74	5,256
		226,204
Information Technology 11.0%
Accenture Plc - Class A	5	756
Activision Blizzard Inc.	65	4,377
Adobe Systems Inc. (b)	5	1,077
Alibaba Group Holding Ltd. - ADS (b) (g)	121	22,296
Alliance Data Systems Corp.	1	311
Alphabet Inc. - Class A (b)	—	239
Alphabet Inc. - Class C (b)	38	39,291
Amadeus IT Group SA	1	59
Amdocs Ltd.	10	688
Apple Inc. (c)	530	88,936
Applied Materials Inc.	2	128
Automatic Data Processing Inc.	—	51
Broadcom Ltd.	—	16
CA Inc.	3	98
Check Point Software Technologies Ltd. (b)	1	71
Cisco Systems Inc.	4	168
Cloudera Inc. (b)	528	11,390
Cognizant Technology Solutions Corp. - Class A	1	76
Corning Inc.	1	31
Dell Technologies Inc. - Class V (b)	1	91
Dropbox Inc. (b) (e) (f) (h)	272	8,077
Dropbox Inc. - Class A (b) (g)	73	2,267
DXC Technology Co.	1	62
eBay Inc. (b)	5	192
Ei Towers SpA	116	6,501
Electronic Arts Inc. (b)	46	5,527
Facebook Inc. - Class A (b)	238	38,034
FleetCor Technologies Inc. (b) (c)	89	18,031
Fujitsu Ltd.	26	158
Global Payments Inc.	42	4,694
HCL Technologies Ltd.	2	28
Hewlett Packard Enterprise Co.	2	27
Hitachi Ltd.	17	124
Hon Hai Precision Industry Co. Ltd.	545	1,702
HP Inc.	4	95
Intel Corp.	16	824
International Business Machines Corp.	89	13,602
Intuit Inc.	5	905

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Japan Aviation Electronics Industry Ltd.	47	672
Keyence Corp.	3	1,882
KLA-Tencor Corp.	5	582
Lam Research Corp.	—	46
Lookout Inc. (b) (d) (e) (f)	21	11
MasterCard Inc. - Class A	12	2,078
Micron Technology Inc. (b)	8	433
Microsoft Corp. (c)	815	74,352
Motorola Solutions Inc.	1	75
Murata Manufacturing Co. Ltd.	108	14,962
Nanya Technology Corp.	3	10
NEC Electronics Corp. (b)	271	2,728
Nokia Oyj	1,064	5,894
Nvidia Corp.	—	44
Oracle Corp.	3	148
Oracle Corp. Japan	—	33
Pegatron Corp.	30	76
Pure Storage Inc. - Class A (b)	476	9,502
QUALCOMM Inc.	512	28,371
Rohm Co. Ltd.	109	10,378
Samsung Electronics Co. Ltd.	—	170
SAP SE	2	195
SK Hynix Inc.	1	58
Snap Inc. - Class A (b) (g)	417	6,615
Symantec Corp.	1	20
Taiwan Semiconductor Manufacturing Co. Ltd.	224	1,903
Tencent Holdings Ltd.	1	53
Texas Instruments Inc.	1	125
Tokyo Electron Ltd. (g)	—	18
VeriSign Inc. (b) (g)	6	753
Visa Inc. - Class A	13	1,554
VMware Inc. - Class A (b) (g)	1	99
Western Digital Corp.	4	412
Zynga Inc. - Class A (b)	521	1,908
		437,160
Materials 3.4%
Air Products & Chemicals Inc.	172	27,304
Anglo American Plc	1	16
Asahi Kasei Corp.	493	6,596
Barrick Gold Corp.	2	23
BASF SE	1	60
BHP Billiton Ltd.	2	53
Cemex SAB de CV - Series A (b) (i)	143	94
Crown Holdings Inc. (b)	7	380
Daicel Corp.	147	1,620
Dowa Holdings Co. Ltd.	19	669
DowDuPont Inc. (c)	531	33,857
Formosa Chemicals & Fibre Corp.	332	1,250
Formosa Plastics Corp.	345	1,227
Glencore Plc	3	15
Hitachi Chemical Co. Ltd.	146	3,252
Honam Petrochemical Corp.	—	11
Huntsman Corp.	7	216
International Paper Co.	10	554
Kuraray Co. Ltd.	49	846
LG Chem Ltd.	6	2,070
LyondellBasell Industries NV - Class A	—	19
Mitsubishi Chemical Holdings Corp.	1	11
Nan Ya Plastics Corp.	432	1,219
Nitto Denko Corp.	97	7,320
Packaging Corp. of America	6	732
Platinum Group Metals Ltd. (b) (g)	101	29
Platinum Group Metals Ltd. (b) (g)	709	208
POSCO	6	1,889
Praxair Inc.	—	3
PTT Global Chemical PCL	657	2,001
PTT Global Chemical PCL	62	188
Rio Tinto Ltd.	1	72
Rio Tinto Plc	1	62
Sesa Sterlite Ltd.	5	22
Shin-Etsu Chemical Co. Ltd.	174	18,151
Siam Cement PCL - NVDR	88	1,394
Siam Cement PCL	18	287
Sumitomo Chemical Co. Ltd.	1	6
	Shares/Par[1]	Value ($)
Teck Resources Ltd. - Class B	2	56
Toagosei Co. Ltd.	48	568
Tokyo Steel Manufacturing Co. Ltd. (g)	137	1,101
Toray Industries Inc.	532	5,062
Ube Industries Ltd.	201	5,906
Vale SA	5	66
WestRock Co.	106	6,805
Yamato Kogyo Co. Ltd. (g)	28	768
		134,058
Real Estate 1.2%
American Tower Corp.	6	872
CapitaLand Ltd.	2,840	7,799
Country Garden Holdings Co. Ltd. (g)	21	44
Daiwa House Industry Co. Ltd. (g)	—	15
Equity Residential Properties Inc.	—	29
Hang Lung Properties Ltd.	438	1,026
HCP Inc.	2	41
Link REIT	176	1,504
Longfor Properties Co. Ltd.	6	17
Sino Land Co.	538	876
St. Joe Co. (b)	301	5,683
Stockland	9	27
Sun Hung Kai Properties Ltd.	1,130	17,974
Swire Pacific Ltd. - Class A	122	1,232
Unibail-Rodamco SE (g)	44	9,986
Vornado Realty Trust	—	16
Wharf Holdings Ltd.	222	769
Wharf Real Estate Investment Co. Ltd.	182	1,187
		49,097
Telecommunication Services 2.2%
Advanced Info Service PCL	252	1,669
Advanced Info Service PCL	89	590
AT&T Inc.	2	55
Cellnex Telecom SAU	484	12,955
China Mobile Ltd.	13	115
China Telecom Corp. Ltd. - Class H	48	21
Chunghwa Telecom Co. Ltd.	2,120	8,121
Far EasTone Telecommunications Co. Ltd.	1,288	3,409
HKT Trust	767	967
Intouch Holdings PCL	33	61
Intouch Holdings PCL - NVDR	825	1,537
KDDI Corp.	53	1,361
Nippon Telegraph & Telephone Corp.	28	1,284
Singapore Telecommunications Ltd.	631	1,627
SK Telecom Co. Ltd.	6	1,389
Taiwan Mobile Co. Ltd.	1,091	4,088
Telecom Italia SpA	259	216
Telecom Italia SpA (b)	10,956	10,404
Telefonica SA	2	16
Telenor ASA	3	57
Telstra Corp. Ltd.	6	15
Verizon Communications Inc.	25	1,216
Vodafone Group Plc	10,586	28,929
Vodafone Group Plc - ADR	189	5,260
		85,362
Utilities 2.0%
AGL Energy Ltd.	2	30
Centrica Plc	17	34
CEZ A/S	73	1,817
China Resources Power Holdings Co. Ltd.	28	51
CK Infrastructure Holdings Ltd.	140	1,144
CLP Holdings Ltd.	161	1,639
Dominion Energy Inc.	20	1,328
Enel SpA	1,603	9,841
Engie SA	2	33
GAIL India Ltd.	6	29
Innogy SE	136	6,430
National Grid Plc	37	421
NextEra Energy Inc.	124	20,329
NextEra Energy Partners LP	132	5,284
PG&E Corp.	1	24
PGE SA (b)	15	44
Power Assets Holdings Ltd.	125	1,119
Sempra Energy	106	11,805

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Snam Rete Gas SpA	131	602
SSE Plc	—	8
Tokyo Gas Co. Ltd.	560	14,943
Vistra Energy Corp. (b)	100	2,089
		79,044
Total Common Stocks (cost $1,863,481)		2,160,524
TRUST PREFERREDS 0.2%
Financials 0.2%
Citigroup Capital XIII	133	3,610
GMAC Capital Trust I (g)	148	3,857
Total Trust Preferreds (cost $7,406)		7,467
PREFERRED STOCKS 1.4%
Energy 0.0%
Petroleo Brasileiro SA (b) (i)	4	27
Financials 0.3%
Mandatory Exchangeable Trust, 5.75%, 06/03/19 (i) (j)	58	11,940
Wells Fargo & Co. - Series L, 7.50% (i) (k)	1	1,569
		13,509
Health Care 0.2%
Anthem Inc., 5.25%, 05/01/18 (i)	148	7,928
Grand Rounds Inc. - Series C (b) (d) (e) (f)	639	1,553
		9,481
Information Technology 0.5%
Domo Inc. - Series E (b) (d) (e) (f)	654	3,937
Lookout Inc. - Series F (b) (d) (e) (f)	284	2,966
Palantir Technologies Inc. - Series I (b) (d) (e) (f)	512	2,824
Samsung Electronics Co. Ltd.	—	57
Uber Technologies Inc. (b) (d) (e) (f)	303	10,379
		20,163
Real Estate 0.2%
Crown Castle International Corp. - Series A, 6.88%, 08/01/20 (i)	5	5,517
Welltower Inc., 6.50% (i) (k)	57	3,144
		8,661
Utilities 0.2%
Dominion Resources Inc. - Series A, 6.75%, 08/15/19 (i)	120	5,586
Total Preferred Stocks (cost $46,657)		57,427
RIGHTS 0.0%
Fieldwood Energy LLC (b) (d)	15	353
Total Rights (cost $353)		353
WARRANTS 0.0%
Quintis Ltd. (b) (d) (e)	370	—
TFS Corp. Ltd. (b) (d) (e)	105	—
Total Warrants (cost $0)		—
CORPORATE BONDS AND NOTES 3.5%
Consumer Discretionary 0.0%
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (j) (k)	2,238	2,322
Consumer Staples 0.5%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24	1,675	1,686
4.00%, 04/13/28	2,760	2,786
Celestial Nutrifoods Ltd.
0.00%, 06/12/11, SGD (b) (d) (e) (i) (l)	400	—
China Milk Products Group Ltd.
0.00%, 01/05/12 (b) (d) (e) (i) (l)	100	—
CVS Health Corp.
3.70%, 03/09/23	10,920	10,958
Danone SA
2.59%, 11/02/23 (j)	3,120	2,954
Edgewell Personal Care Co.
4.70%, 05/19/21 - 05/24/22	2,818	2,782
REI Agro Ltd.
0.00%, 11/13/14 (b) (e) (f) (i) (l)	813	1
		21,167
	Shares/Par[1]	Value ($)
Energy 0.3%
Petroleos Mexicanos
5.72%, (3M US LIBOR + 3.65%), 03/11/22 (m)	3,093	3,379
4.63%, 09/21/23	7,160	7,160
		10,539
Financials 1.4%
Ally Financial Inc.
3.50%, 01/27/19	1,906	1,910
American Express Co.
4.90%, (callable at 100 beginning 03/15/20) (k)	1,879	1,893
Bank of America Corp.
4.00%, 01/22/25	1,519	1,516
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (i) (j)	5,800	7,299
CapitaLand Ltd.
1.95%, 10/17/23, SGD (i) (j)	3,000	2,332
Citigroup Inc.
5.88%, (callable at 100 beginning 03/27/20) (g) (k)	6,306	6,513
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/22	873	880
Dana Gas Sukuk Ltd.
0.00%, 10/31/17 (b) (e) (f) (i) (l)	4,947	4,346
General Motors Financial Co. Inc.
3.45%, 04/10/22	1,202	1,191
Goldman Sachs Group Inc.
5.38%, (callable at 100 beginning 05/10/20) (k)	3,027	3,104
HSBC Holdings Plc
6.38%, (callable at 100 beginning 09/17/24) (i) (k)	5,500	5,617
ING Groep NV
6.00%, (callable at 100 beginning 04/16/20) (g) (i) (k)	1,440	1,478
Lloyds Bank Plc
13.00%, (callable at 100 beginning 01/22/29), GBP (k)	2,746	7,043
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (k)	2,152	2,189
Prudential Financial Inc.
5.88%, 09/15/42 (m)	1,670	1,764
5.63%, 06/15/43 (m)	1,106	1,156
Santander Holdings USA Inc.
3.70%, 03/28/22	800	803
Synchrony Financial
3.75%, 08/15/21	793	800
UBS Group AG
4.13%, 09/24/25 (j)	1,805	1,816
USB Capital IX
3.50%, (3M US LIBOR + 1.02%), (callable at 100 beginning 05/14/18) (k) (m)	759	686
		54,336
Health Care 0.3%
Actavis Funding SCS
3.45%, 03/15/22	2,759	2,737
Becton Dickinson & Co.
3.13%, 11/08/21	2,808	2,763
2.89%, 06/06/22	2,295	2,227
3.36%, 06/06/24	1,265	1,219
Bio City Development Co. BV
0.00%, 07/06/18 (b) (d) (e) (f) (i) (l)	600	162
Forest Laboratories Inc.
5.00%, 12/15/21 (j)	1,349	1,408
		10,516
Industrials 0.0%
Inversiones Alsacia SA
0.00%, 12/31/18 (b) (e) (f) (l)	2,311	55
Odebrecht Finance Ltd.
4.38%, 04/25/25 (j)	1,845	576
		631
Information Technology 0.3%
AliphCom Inc.
0.00%, 04/01/20 (d) (e) (f) (i) (n)	13,943	—
Apple Inc.
3.35%, 02/09/27	4,976	4,913

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
3.20%, 05/11/27	4,781	4,655
eBay Inc.
2.75%, 01/30/23	1,520	1,468
		11,036
Materials 0.2%
TFS Corp. Ltd.
0.00%, 08/01/23 (b) (e) (f) (g) (l)	9,935	6,967
Real Estate 0.0%
Trust F/1401
5.25%, 12/15/24 (j)	891	910
Telecommunication Services 0.5%
AT&T Inc.
3.00%, 06/30/22	4,497	4,417
4.45%, 04/01/24	717	740
3.40%, 08/14/24	7,898	7,940
Hughes Satellite Systems Corp.
7.63%, 06/15/21	478	513
Intelsat Jackson Holdings Ltd.
8.00%, 02/15/24 (j)	817	858
Intelsat Jackson Holdings SA
7.50%, 04/01/21	2,485	2,249
Telecom Italia SpA
5.30%, 05/30/24 (j)	2,543	2,604
Verizon Communications Inc.
2.63%, 08/15/26	1,412	1,290
		20,611
Total Corporate Bonds And Notes (cost $158,386)		139,035
SENIOR LOAN INTERESTS 0.2%
Consumer Discretionary 0.1%
Hilton Worldwide Finance LLC
Term Loan B-2, 3.87%, (3M LIBOR + 2.00%), 10/25/23 (m)	4,840	4,863
Energy 0.0%
Fieldwood Energy LLC
2nd lien Term Loan, 8.69%, (3M LIBOR + 7.00%), 08/31/20 (m)	486	482
2nd Lien Term Loan, 0.00%, 09/24/20 (b) (l)	1,104	221
2nd lien Term Loan, 8.82%, (1M LIBOR + 7.13%), 09/30/20 (m)	656	623
		1,326
Financials 0.1%
Sheridan Investment Partners II LP
Term Loan, 5.49%, (3M LIBOR + 3.50%), 12/16/20 (m)	280	243
Term Loan, 5.49%, (3M LIBOR + 3.50%), 12/16/20 (e) (m)	1,469	1,275
		1,518
Total Senior Loan Interests (cost $8,592)		7,707
GOVERNMENT AND AGENCY OBLIGATIONS 24.7%
Sovereign 8.9%
Argentina Republic Government International Bond
5.63%, 01/26/22 (g)	1,091	1,105
3.38%, 01/15/23, EUR	3,386	4,122
7.50%, 04/22/26	6,829	7,297
6.88%, 01/26/27	4,856	4,955
5.88%, 01/11/28	11,748	11,065
5.25%, 01/15/28, EUR	517	620
Australia Government Bond
5.50%, 04/21/23, AUD (f)	19,891	17,574
2.75%, 04/21/24, AUD (f)	47,632	37,243
3.00%, 03/21/47, AUD (f)	11,954	8,829
Brazil Government International Bond
4.63%, 01/13/28 (g)	10,174	9,963
5.00%, 01/27/45	7,299	6,569
5.63%, 02/21/47	2,774	2,701
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23 - 01/01/27, BRL	148,113	47,630
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (f) (n)	16,385	19,631
Canada Government Bond
0.50%, 08/01/18, CAD	38,274	29,644
0.75%, 03/01/21, CAD	9,547	7,172
	Shares/Par[1]	Value ($)
Export-Import Bank of Korea
2.63%, 12/30/20	1,889	1,857
Indonesia Government International Bond
4.88%, 05/05/21 (f)	412	430
Italy Buoni Poliennali Del Tesoro
0.95%, 03/01/23, EUR	8,397	10,479
1.85%, 05/15/24, EUR	4,995	6,455
Japan Government Bond
0.10%, 10/15/18, JPY	2,693,300	25,346
Mexico Bonos
8.50%, 12/13/18, MXN	269,541	14,899
6.50%, 06/10/21 - 06/09/22, MXN	455,615	24,466
Poland Government Bond
3.25%, 07/25/25, PLN	35,387	10,581
2.50%, 07/25/27, PLN	116,507	32,354
Republic of Argentina
7.82%, 12/31/33, EUR	6,825	9,493
United Kingdom Gilt Treasury Bond
2.00%, 09/07/25, GBP	508	753
		353,233
U.S. Treasury Securities 15.8%
U.S. Treasury Note
1.25%, 12/15/18 (o)	8,325	8,279
1.13%, 07/31/21	8,182	7,837
2.38%, 01/31/23	100,153	99,292
2.63%, 02/28/23 - 03/31/25	255,816	256,013
2.50%, 01/31/25	47,214	46,646
2.75%, 02/28/25	82,320	82,616
2.75%, 02/15/28 (p)	125,162	125,122
		625,805
Total Government And Agency Obligations (cost $967,484)		979,038
INVESTMENT COMPANIES 3.6%
ETFS Gold Trust (b) (o)	16	2,009
ETFS Physical Palladium Trust (b) (o)	26	2,316
ETFS Platinum Trust (b) (o)	22	1,915
iShares Gold Trust Fund (b) (o) (q)	2,162	27,517
SPDR Gold Trust ETF (b) (c) (o) (p)	857	107,781
Total Investment Companies (cost $141,548)		141,538
SHORT TERM INVESTMENTS 12.6%
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 1.69% (q) (r)	37,040	37,040
Treasury Securities 11.7%
U.S. Treasury Bill
1.21%, 04/05/18 (s)	60,000	59,987
1.24%, 04/12/18 (s)	83,000	82,957
1.26%, 04/19/18 - 04/26/18 (s)	233,425	233,179
1.37%, 05/03/18 (s)	57,335	57,251
1.61%, 05/10/18 (s)	30,000	29,947
		463,321
Total Short Term Investments (cost $500,381)		500,361
Total Investments 100.6% (cost $3,694,288)		3,993,450
Total Purchased Options 0.3% (cost $11,850)		11,429
Other Derivative Instruments 0.0%		650
Other Assets and Liabilities, Net (0.9)%		(35,755)
Total Net Assets 100.0%		3,969,774

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) All or portion of the security was on loan.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Convertible security.

(j) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $35,019 and 0.9%, respectively.

(k) Perpetual security. Next contractual call date presented, if applicable.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) All or a portion of the security is held in the respective subsidiary.

(p) All or a portion of the security is pledged or segregated as collateral.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(s) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares Gold Trust Fund	9,265	18,340	—	—	—	(88)	27,517	0.7
	9,265	18,340	—	—	—	(88)	27,517	0.7

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AliphCom Inc., 0.00%, 04/01/20	04/28/15	13,724	—	—
Australia Government Bond, 5.50%, 04/21/23	10/05/16	18,149	17,574	0.4
Australia Government Bond, 2.75%, 04/21/24	04/14/14	37,492	37,243	0.9
Australia Government Bond, 3.00%, 03/21/47	05/25/17	8,257	8,829	0.2
Bio City Development Co. BV, 0.00%, 07/06/18	08/26/11	708	162	—
Bundesrepublik Deutschland, 0.00%, 08/15/26	10/25/16	17,812	19,631	0.5
Dana Gas Sukuk Ltd., 0.00%, 10/31/17	05/20/13	4,891	4,346	0.1
Domo Inc. - Series E	03/27/14	5,514	3,937	0.1
Dropbox Inc.	03/23/14	7,795	8,077	0.2
Grand Rounds Inc. - Series C	04/01/15	1,774	1,553	—
Indonesia Government International Bond, 4.88%, 05/05/21	11/29/16	432	430	—
Inversiones Alsacia SA, 0.00%, 12/31/18	12/31/14	1,874	55	—
Jawbone Health Hub Inc.	01/31/17	—	—	—
Lookout Inc. - Series F	09/22/14	3,242	2,966	0.1
Lookout Inc.	03/05/15	237	11	—
Palantir Technologies Inc. - Series I	02/10/14	3,142	2,824	0.1
REI Agro Ltd., 0.00%, 11/13/14	08/26/12	184	—	—
REI Agro Ltd., 0.00%, 11/13/14	05/13/14	606	1	—
TFS Corp. Ltd., 0.00%, 08/01/23	07/21/16	9,935	6,967	0.2
Uber Technologies Inc.	06/09/14	4,702	10,379	0.3
		140,470	124,985	3.1

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro STOXX 50	(36)	June 2018	EUR	(1,188)	(20)	9
FTSE 100 Index	(5)	June 2018	GBP	(353)	(4)	4
Mini MSCI Emerging Markets Index	166	June 2018		10,179	204	(320)
NASDAQ 100 E-Mini	27	June 2018		3,825	63	(264)
S&P 500 E-Mini Index	(17)	June 2018		(2,318)	(30)	71
Yen Denominated Nikkei 225	(523)	June 2018	JPY	(5,562,936)	(602)	(464)
					(389)	(964)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (S)	Paying	2.40	03/07/23		48,038	23	(694)
3M LIBOR (S)	Paying	2.33	06/14/23		54,766	30	(1,063)
3M LIBOR (S)	Paying	2.73	07/25/28		29,796	49	(288)
6M EURIBOR (S)	Receiving	0.42	03/07/23	EUR	42,514	(16)	(159)
6M EURIBOR (S)	Receiving	0.34	06/14/23	EUR	43,916	(19)	202
6M EURIBOR (S)	Receiving	0.37	08/15/26	EUR	16,402	(10)	633
6M EURIBOR (S)	Receiving	1.08	07/25/28	EUR	20,910	(12)	(121)
						45	(1,490)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
SPDR Gold Shares ‡	Call	125.50	04/20/18	1,314	187
SPDR Gold Shares ‡	Call	128.00	07/20/18	789	192
					379

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]		Value ($)
Foreign Currency Options
British Pound versus USD	BNP	Call		1.41	06/14/18	GBP	51,984,015	1,166
Euro versus USD	BCL	Call		1.19	05/18/18	EUR	48,758,387	2,234
								3,400
Index Options
Euro Stoxx 50 Index	DUB	Call	EUR	3,426.55	09/21/18		1,006	79
S&P 500 Index	CIT	Call		2,875.00	04/20/18		6,451	5
S&P 500 Index	MSC	Call		2,875.00	04/20/18		5,159	4
								88
Interest Rate Swaptions[11]
3M LIBOR, 04/26/23	GSC	Call		2.15	04/24/18		255,294,702	1
3M LIBOR, 06/05/28	GSC	Call		2.91	06/01/18		104,620,000	590
3M LIBOR, 07/11/28	GSC	Call		2.42	07/09/18		104,263,121	243
3M LIBOR, 05/04/48	GSC	Put		2.75	05/02/18		11,525,070	280
6M British Bankers' Association Yen LIBOR, 04/06/23	DUB	Put		1.07	04/04/18	JPY	489,328,000	—
								1,114
Options on Securities
BP Plc	UBS	Call		40.00	01/18/19		319,556	959
Chevron Corp.	UBS	Call		125.00	01/18/19		101,328	436
ConocoPhillips Co.	UBS	Call		52.50	01/18/19		168,457	1,655
Exxon Mobil Corp.	UBS	Call		95.00	01/18/19		68,891	28
Occidental Petroleum Corp.	UBS	Call		75.00	01/18/19		148,049	254
Royal Dutch Shell Plc	UBS	Call		60.00	01/18/19		182,406	1,131
Schlumberger Ltd.	UBS	Call		90.00	01/18/19		99,719	50
SPDR Gold Shares ETF ‡	JPM	Call		129.00	07/20/18		47,298	100
SPDR Gold Shares ETF ‡	JPM	Call		127.00	06/29/18		78,792	196
SPDR Gold Shares ETF ‡	JPM	Call		130.00	07/20/18		47,266	85
SPDR Gold Shares ETF ‡	MSC	Call		129.00	05/18/18		104,479	97
SPDR Gold Shares ETF ‡	MSC	Call		127.00	04/20/18		65,189	50
SPDR Gold Shares ETF ‡	SGB	Call		128.50	05/18/18		131,328	140
SPDR Gold Shares ETF ‡	SGB	Call		130.00	06/15/18		130,408	166
Suncor Energy Inc.	UBS	Call		35.00	01/18/19		215,152	540
Total SA	UBS	Call		60.00	01/18/19		219,724	544
								6,431
Spread Options
Spread between 30-year and 5-year ICE Swap Rates	GSC	Call		0.60	11/06/18		79,520,000	17
								17

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
SPDR Gold Shares ‡	Put	118.00	07/20/18	789	(35)
					(35)

OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]	Value ($)
Barrier Options
Euro Stoxx 50 Index	DUB	Put	Down-and-In	EUR	2,165.83	EUR	2,586.07	09/21/18	1,006	(20)
										(20)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]		Value ($)
Foreign Currency Options
British Pound versus USD	BNP	Call		1.46	06/14/18	GBP	51,984,015	(270)
British Pound versus USD	BNP	Put		1.35	06/14/18	GBP	51,984,015	(230)
South African Rand versus USD	GSC	Call	ZAR	12.50	06/14/18		12,996,004	(128)
								(628)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 04/26/23	GSC	Call	1.90	04/24/18	255,294,702	—
3M LIBOR, 04/26/23	GSC	Put	2.40	04/24/18	127,647,351	(1,872)
3M LIBOR, 05/04/23	GSC	Put	2.50	05/02/18	52,721,067	(553)
3M LIBOR, 06/05/28	GSC	Call	2.68	06/01/18	156,930,000	(247)
3M LIBOR, 07/11/28	GSC	Put	2.82	07/09/18	104,263,121	(1,127)
						(3,799)
Options on Securities
Apple Inc.	BCL	Call	160.00	01/18/19	26,120	(539)
BP Plc	UBS	Put	25.00	01/18/19	319,556	(85)
Chevron Corp.	UBS	Put	80.00	01/18/19	101,328	(126)
Comcast Corp.	CIT	Call	40.00	01/18/19	104,559	(132)
Comcast Corp.	CIT	Call	36.25	01/18/19	111,994	(274)
ConocoPhillips Co.	UBS	Put	35.00	01/18/19	168,457	(52)
DowDuPont Inc.	BCL	Call	70.00	01/18/19	57,850	(179)
Exxon Mobil Corp.	UBS	Put	60.00	01/18/19	68,891	(86)
FleetCor Technologies, Inc.	BCL	Call	180.00	01/18/19	12,550	(438)
Gilead Sciences, Inc.	UBS	Call	80.00	01/18/19	50,494	(280)
Microsoft Corp.	BCL	Call	90.00	01/18/19	46,293	(451)
Occidental Petroleum Corp.	UBS	Put	45.00	01/18/19	148,049	(113)
Pioneer Natural Resources Co.	UBS	Call	165.00	01/18/19	26,643	(671)
Schlumberger Ltd.	UBS	Put	60.00	01/18/19	99,719	(401)
SPDR Gold Shares ETF ‡	SGB	Call	145.00	06/15/18	130,408	(16)
Suncor Energy Inc.	UBS	Put	25.00	01/18/19	215,152	(99)
United Continental Holdings Inc.	DUB	Call	75.00	01/18/19	33,402	(224)
						(4,166)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	04/26/18	AUD	20,075	15,419	(23)
EUR/USD	BCL	04/03/18	EUR	813	1,001	(1)
EUR/USD	CIT	04/03/18	EUR	2	3	—
EUR/USD	BBH	04/04/18	EUR	1,536	1,891	(1)
EUR/USD	UBS	04/12/18	EUR	15,700	19,331	759
EUR/USD	UBS	05/21/18	EUR	5,141	6,348	(23)
EUR/USD	UBS	06/14/18	EUR	15,519	19,198	(169)
EUR/USD	UBS	06/15/18	EUR	11,920	14,747	(102)
EUR/USD	BCL	06/29/18	EUR	17,550	21,738	(189)
EUR/USD	DUB	07/13/18	EUR	17,550	21,763	(195)
EUR/USD	GSC	07/20/18	EUR	17,550	21,775	(194)
EUR/USD	BNP	07/27/18	EUR	17,550	21,788	(199)
EUR/USD	UBS	08/03/18	EUR	17,550	21,800	(195)
EUR/PLN	DUB	06/15/18	PLN	(35,078)	(10,261)	26
GBP/USD	GSC	04/03/18	GBP	2	3	—
GBP/USD	JPM	05/10/18	GBP	7,494	10,531	16
GBP/USD	JPM	05/18/18	GBP	7,479	10,513	28
GBP/USD	JPM	05/24/18	GBP	7,758	10,907	23
JPY/USD	BCL	04/02/18	JPY	153,577	1,443	5
JPY/USD	BCL	04/03/18	JPY	286,439	2,692	3
JPY/USD	DUB	04/12/18	JPY	1,824,600	17,157	694
JPY/USD	BNP	04/19/18	JPY	1,824,750	17,166	687
JPY/USD	GSC	04/20/18	JPY	1,736,850	16,341	658
JPY/USD	BCL	06/08/18	JPY	1,100,636	10,389	(56)
JPY/USD	GSC	06/14/18	JPY	1,312,622	12,396	(5)
NOK/USD	MSC	04/27/18	NOK	62,871	8,026	(85)
SEK/EUR	DUB	06/21/18	EUR	(8,442)	(10,450)	(214)
SEK/EUR	BNP	06/29/18	EUR	(8,333)	(10,322)	(80)
SGD/USD	GSC	04/02/18	SGD	7	5	—
USD/AUD	CIT	04/06/18	AUD	(5,100)	(3,917)	49
USD/AUD	DUB	04/13/18	AUD	(13,395)	(10,288)	(101)
USD/AUD	GSC	04/26/18	AUD	(29,155)	(22,393)	926
USD/EUR	UBS	05/21/18	EUR	(5,141)	(6,348)	18
USD/MXN	UBS	04/12/18	MXN	(179,939)	(9,884)	(705)
USD/NOK	BBH	04/03/18	NOK	(68)	(9)	—
					220,499	1,355

OTC Cross-Currency Swap Agreements

Receive Rate[2,10]	Pay Rate[10]	Counterparty	Expiration	Notional1 Received	Notional[1] Delivered		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Fixed rate of 2.01% (S)	Fixed rate of 0.10%	BOA	10/15/18	26,035	JPY	(2,693,300)	—	859
							—	859

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	914	—	242
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	1,149	—	321
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	1,244	—	359
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	337	—	127
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	626	—	238
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	994	—	219
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	289	—	110
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	1,018	—	375
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	339	—	125
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	250	—	96
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	475	—	108
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	302	—	5
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	609	—	18
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	502	—	90
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	553	—	57
Euro Stoxx 50 Index Dividend Future, Expiration December 2022	BNP	N/A	12/16/22	EUR	1,151	—	41
Euro Stoxx 50 Index Dividend Future, Expiration December 2022	BNP	N/A	12/16/22	EUR	543	—	46
Euro Stoxx 50 Index Dividend Future, Expiration December 2022	BNP	N/A	12/16/22	EUR	534	—	57
Euro Stoxx 50 Index Dividend Future, Expiration December 2022	BNP	N/A	12/16/22	EUR	274	—	27
Euro Stoxx 50 Index Dividend Future, Expiration December 2023	BNP	N/A	12/15/23	EUR	831	—	(8)
Euro Stoxx 50 Index Dividend Future, Expiration December 2023	BNP	N/A	12/15/23	EUR	794	—	9
Nikkei Dividend Future, Expiration April 2018	BNP	N/A	04/02/18	JPY	198,306	—	238
Nikkei Dividend Future, Expiration April 2018	BNP	N/A	04/02/18	JPY	200,250	—	220
Nikkei Dividend Future, Expiration April 2019	BNP	N/A	04/01/19	JPY	211,978	—	493
Nikkei Dividend Future, Expiration April 2019	BNP	N/A	04/01/19	JPY	103,125	—	233
Nikkei Dividend Future, Expiration April 2019	BNP	N/A	04/01/19	JPY	105,600	—	210
Nikkei Dividend Future, Expiration April 2020	BNP	N/A	04/01/20	JPY	104,880	—	281
Nikkei Dividend Future, Expiration April 2020	BNP	N/A	04/01/20	JPY	139,600	—	377
Nikkei Dividend Future, Expiration April 2020	BNP	N/A	04/01/20	JPY	173,400	—	523
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	68,895	—	133
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	135,800	—	241
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	50,580	—	45
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	34,695	—	64
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	31,040	—	55

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	71,550	—	123
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	71,730	—	121
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	51,120	—	50
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	137,550	—	254
Nikkei Dividend Future, Expiration April 2023	BNP	N/A	04/03/23	JPY	50,760	—	50
S&P 500 Annual Dividend Index Future, Expiration December 2018	BNP	N/A	12/21/18		2,431	—	367
S&P 500 Annual Dividend Index Future, Expiration December 2021	BNP	N/A	12/17/21		1,287	—	384
S&P 500 Annual Dividend Index Future, Expiration December 2020	GSC	N/A	12/18/20		995	—	259
Nikkei Dividend Future, Expiration April 2023	JPM	N/A	04/03/23	JPY	51,360	—	44
						—	7,427

‡All or a portion of the derivative instrument is held in the respective subsidiary.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 99.1%
Australia 4.4%
Beadell Resources Ltd. (a) (b)	21,972	1,335
Newcrest Mining Ltd.	1,081	16,296
Nufarm Ltd. (b)	1,164	7,609
South32 Ltd.	3,725	9,296
		34,536
Belgium 0.8%
Umicore SA	112	5,929
Brazil 3.9%
Vale SA - ADR	2,414	30,702
Canada 22.1%
Canadian Natural Resources Ltd.	362	11,374
EnCana Corp.	644	7,079
First Quantum Minerals Ltd.	1,009	14,168
Franco-Nevada Corp. (b)	107	7,307
Lundin Mining Corp.	945	6,197
Neo Lithium Corp. (a) (b)	5,835	6,386
Nevsun Resources Ltd.	2,427	5,783
Nutrien Ltd.	977	46,184
Stelco Holdings Inc.	923	15,625
Suncor Energy Inc.	607	20,956
Teck Resources Ltd. - Class B	845	21,762
Wheaton Precious Metals Corp.	582	11,846
		174,667
France 2.7%
Total SA (b)	372	21,161
Ireland 2.6%
Glambia Plc (b)	530	9,143
Smurfit Kappa Group Plc	289	11,744
		20,887
Italy 0.9%
ENI SpA	403	7,096
Luxembourg 2.7%
ArcelorMittal (a)	668	21,291
Netherlands 6.3%
Royal Dutch Shell Plc - Class B	1,561	50,050
Norway 0.9%
Yara International ASA	170	7,196
Russian Federation 0.5%
Polyus PJSC - GDR	104	4,044
Singapore 1.5%
Wilmar International Ltd.	4,882	11,924
Switzerland 5.7%
Glencore Plc	9,068	44,876
United Kingdom 17.4%
BHP Billiton Plc	1,970	38,777
BP Plc	6,123	41,229
Cairn Energy Plc (a)	2,033	5,907
Fresnillo Plc	478	8,486
Mondi Plc	384	10,333
Rio Tinto Plc	640	32,396
		137,128
United States of America 26.7%
Albemarle Corp.	78	7,215
Archer-Daniels-Midland Co.	518	22,488
Baker Hughes a GE Co. LLC - Class A	164	4,565
Bunge Ltd.	60	4,439
CF Industries Holdings Inc.	124	4,674
Chevron Corp.	256	29,171
Cimarex Energy Co.	65	6,096
ConocoPhillips Co.	203	12,060
Deere & Co.	38	5,875
Devon Energy Corp.	266	8,461
EOG Resources Inc.	100	10,480
EQT Corp.	97	4,611
Exxon Mobil Corp.	115	8,576
FMC Corp.	120	9,171
	Shares/Par[1]	Value ($)
Halliburton Co.	239	11,233
Hormel Foods Corp. (b)	359	12,335
International Paper Co.	121	6,451
Kosmos Energy Ltd. (a)	746	4,700
Packaging Corp. of America	150	16,891
Patterson-UTI Energy Inc.	229	4,014
Pioneer Natural Resources Co.	52	8,976
Tyson Foods Inc. - Class A	110	8,054
		210,536
Total Common Stocks (cost $780,132)		782,023
SHORT TERM INVESTMENTS 3.9%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	6,177	6,177
Securities Lending Collateral 3.1%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	24,972	24,972
Total Short Term Investments (cost $31,149)		31,149
Total Investments 103.0% (cost $811,281)		813,172
Other Assets and Liabilities, Net (3.0)%		(23,667)
Total Net Assets 100.0%		789,505

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.3%
Consumer Discretionary 22.6%
Amazon.com Inc. (a)	186	269,346
Booking Holdings Inc. (a)	56	115,788
Domino's Pizza Inc.	154	36,096
Home Depot Inc.	280	49,886
Mohawk Industries Inc. (a)	101	23,405
Netflix Inc. (a)	352	103,904
Nike Inc. - Class B	702	46,663
Tesla Inc. (a) (b)	72	19,223
Ulta Beauty Inc. (a)	301	61,465
		725,776
Consumer Staples 3.4%
Constellation Brands Inc. - Class A	350	79,716
Dr. Pepper Snapple Group Inc.	251	29,716
		109,432
Financials 6.7%
Bank of America Corp.	2,727	81,781
Berkshire Hathaway Inc. - Class B (a)	274	54,641
First Republic Bank	336	31,081
S&P Global Inc.	249	47,534
		215,037
Health Care 12.1%
Alexion Pharmaceuticals Inc. (a)	309	34,430
Becton Dickinson & Co.	218	47,342
Boston Scientific Corp. (a)	2,009	54,900
Illumina Inc. (a)	201	47,550
UnitedHealth Group Inc.	650	139,154
Vertex Pharmaceuticals Inc. (a)	189	30,743
Zoetis Inc. - Class A	391	32,684
		386,803
Industrials 8.8%
Caterpillar Inc.	140	20,611
CoStar Group Inc. (a)	105	37,994
Equifax Inc.	368	43,339
Honeywell International Inc.	211	30,530
Rockwell Automation Inc.	93	16,204
Roper Industries Inc.	118	33,126
TransDigm Group Inc.	105	32,316
Union Pacific Corp.	503	67,682
		281,802
Information Technology 42.0%
Activision Blizzard Inc.	393	26,513
Adobe Systems Inc. (a)	330	71,340
Alibaba Group Holding Ltd. - ADS (a)	132	24,255
Alphabet Inc. - Class A (a)	156	161,681
Applied Materials Inc.	637	35,443
ASML Holding NV - ADR	260	51,550
Autodesk Inc. (a)	424	53,213

	Shares/Par[1]	Value ($)
Broadcom Ltd.	163	38,322
Electronic Arts Inc. (a)	469	56,907
Facebook Inc. - Class A (a)	577	92,288
Flextronics International Ltd. (a)	1,136	18,551
MasterCard Inc. - Class A	326	57,140
MercadoLibre Inc.	130	46,286
Microsoft Corp.	2,095	191,191
Nvidia Corp.	234	54,096
PayPal Holdings Inc. (a)	679	51,512
Salesforce.com Inc. (a)	322	37,404
Tencent Holdings Ltd.	2,127	113,560
Visa Inc. - Class A	1,256	150,255
Workday Inc. - Class A (a)	148	18,789
		1,350,296
Materials 3.3%
DowDuPont Inc.	401	25,565
Sherwin-Williams Co.	104	40,738
Vulcan Materials Co.	356	40,620
		106,923
Telecommunication Services 0.4%
Zayo Group Holdings Inc. (a)	387	13,215
Total Common Stocks (cost $2,301,304)		3,189,284
PREFERRED STOCKS 0.2%
Information Technology 0.2%
Palantir Technologies Inc. - Series I (a) (c) (d) (e)	1,246	6,866
Total Preferred Stocks (cost $7,639)		6,866
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.55% (f) (g)	22,186	22,186
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 1.69% (f) (g)	12,094	12,094
Total Short Term Investments (cost $34,280)		34,280
Total Investments 100.6% (cost $2,343,223)		3,230,430
Other Assets and Liabilities, Net (0.6)%		(18,266)
Total Net Assets 100.0%		3,212,164

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Palantir Technologies Inc. - Series I	02/10/14	7,639	6,866	0.2
		7,639	6,866	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 96.4%
Consumer Discretionary 9.5%
Booking Holdings Inc. (a)	1	2,746
Comcast Corp. - Class A (b)	153	5,224
Haseko Corp.	217	3,357
Lowe's Cos. Inc.	55	4,797
Renault SA	53	6,437
Sony Corp.	75	3,688
Sumitomo Electric Industries Ltd.	191	2,921
Suzuki Motor Corp. (c)	53	2,900
Time Warner Inc.	47	4,429
TJX Cos. Inc.	60	4,871
Twenty-First Century Fox Inc. - Class A	116	4,243
Videocon d2h Ltd. - ADR (a) (b) (d)	442	3,627
Vipshop Holdings Ltd. - ADR (a)	138	2,285
WPP Plc	189	3,003
		54,528
Consumer Staples 4.3%
Asahi Breweries Ltd.	79	4,283
Coca-Cola European Partners Plc	111	4,612
Imperial Brands Plc	19	651
Matsumotokiyoshi Holdings Co. Ltd.	63	2,660
Nomad Holdings Ltd. (a) (b)	177	2,781
Seven & I Holdings Co. Ltd.	107	4,607
WH Group Ltd.	4,821	5,161
		24,755
Energy 9.3%
Anadarko Petroleum Corp.	67	4,026
Andeavor Corp. (b)	26	2,647
Boardwalk Pipeline Partners LP (b)	141	1,427
Diamondback Energy Inc. (a)	48	6,023
EQT Corp. (b)	76	3,605
Jagged Peak Energy Inc. (a) (c)	134	1,892
Parsley Energy Inc. - Class A (a) (b)	182	5,280
Peabody Energy Corp.	79	2,875
Pioneer Natural Resources Co. (b)	30	5,195
Royal Dutch Shell Plc - Class A	227	7,133
RSP Permian Inc. (a)	87	4,065
Total SA (c)	105	5,991
YPF SA - Class D - ADR	152	3,280
		53,439
Financials 21.1%
Allianz SE	15	3,375
Allstate Corp. (b)	37	3,464
American Express Co. (b)	56	5,178
Aviva Plc	938	6,551
AXA SA	68	1,808
Bank of America Corp. (b)	383	11,480
Bank Rakyat Indonesia Persero Tbk PT	7,237	1,893
Berkshire Hathaway Inc. - Class B (a) (b)	41	8,164
Chubb Ltd. (b)	47	6,440
Citigroup Inc. (b)	67	4,509
Direct Line Insurance Group Plc	936	5,019
East West Bancorp Inc.	57	3,542
Everest Re Group Ltd.	32	8,117
Goldman Sachs Group Inc.	33	8,274
Lloyds Banking Group Plc	4,541	4,125
Loews Corp. (b)	51	2,528
Morgan Stanley	98	5,263
Muenchener Rueckversicherungs AG	11	2,466
Nomura Holdings Inc.	493	2,881
PICC Property & Casualty Co. Ltd. - Class H	1,616	2,864
Royal Bank of Scotland Group Plc (a)	603	2,197
Sberbank of Russia - ADR (c)	113	2,115
Sumitomo Mitsui Financial Group Inc.	46	1,968
SunTrust Banks Inc. (b) (e)	66	4,477
Swiss Re AG	59	5,986
Tokio Marine Holdings Inc.	64	2,904
Wells Fargo & Co.	53	2,780
Zenkoku Hosho Co. Ltd.	13	567
		120,935
	Shares/Par[1]	Value ($)
Health Care 7.7%
Anthem Inc. (b)	39	8,565
CIGNA Corp.	21	3,525
Fresenius SE & Co. KGaA	47	3,578
Johnson & Johnson	52	6,695
Laboratory Corp. of America Holdings (a) (b)	64	10,284
Pfizer Inc. (b)	124	4,406
Roche Holding AG	31	7,037
		44,090
Industrials 13.7%
ABB Ltd.	166	3,943
Air Lease Corp. - Class A (b)	90	3,829
Arconic Inc.	77	1,782
CK Hutchison Holdings Ltd.	318	3,830
Eaton Corp. Plc (b)	105	8,384
Fuji Electric Holdings Co. Ltd.	1,084	7,475
Honeywell International Inc.	21	3,003
Masco Corp.	126	5,093
Mitsubishi Electric Corp.	172	2,797
Northrop Grumman Systems Corp. (b) (e)	14	4,965
Raytheon Co.	23	5,025
Schneider Electric SE (a)	63	5,513
Siemens AG	36	4,612
Smiths Group Plc	167	3,550
Teleperformance	25	3,959
United Parcel Service Inc. - Class B	40	4,207
United Technologies Corp. (b)	30	3,730
Vinci SA	28	2,808
		78,505
Information Technology 19.7%
Alphabet Inc. - Class C (a) (b)	8	7,861
Alps Electric Co. Ltd. (c)	190	4,722
Capgemini SA	42	5,223
Cisco Systems Inc. (b)	123	5,287
DXC Technology Co. (b)	81	8,185
eBay Inc. (a) (b)	126	5,064
Flextronics International Ltd. (a) (b) (e)	455	7,439
HP Inc. (b)	243	5,316
Leidos Holdings Inc. (b)	86	5,645
Marvell Technology Group Ltd.	186	3,913
Microsoft Corp. (b)	170	15,487
NetApp Inc.	82	5,030
NHN Corp.	4	2,775
Oracle Corp. (b) (e)	244	11,158
Samsung Electronics Co. Ltd.	2	5,687
Sumco Corp.	216	5,663
SYNNEX Corp.	26	3,043
TE Connectivity Ltd.	54	5,356
		112,854
Materials 8.3%
Cemex SAB de CV - ADR (a)	563	3,728
CRH Plc	208	7,021
DowDuPont Inc. (b)	84	5,354
Glencore Plc	823	4,071
Nutrien Ltd.	101	4,788
RPC Group Plc	377	4,105
Steel Dynamics Inc.	99	4,375
Ternium SA - ADR	85	2,765
Tokuyama Corp. (c)	92	2,942
Trinseo SA	68	5,012
WestRock Co. (b)	47	2,995
		47,156
Telecommunication Services 2.0%
KDDI Corp.	162	4,189
KT Corp. - ADR	99	1,362
LG Uplus Corp.	111	1,295
Vodafone Group Plc	1,711	4,675
		11,521
Utilities 0.8%
E.ON SE	393	4,375
Total Common Stocks (cost $510,036)		552,158

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.5%
Consumer Discretionary 0.5%
Volkswagen AG (f)	14	2,790
Total Preferred Stocks (cost $2,624)		2,790
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 1.55% (g) (h)	13,605	13,605
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (h)	1,300	1,300
Total Short Term Investments (cost $14,905)		14,905
Total Investments 99.5% (cost $527,565)		569,853
Total Securities Sold Short (37.5)% (proceeds $204,470)		(214,662)
Other Derivative Instruments (0.1)%		(421)
Other Assets and Liabilities, Net 38.1%		217,978
Total Net Assets 100.0%		572,748

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or portion of the security was on loan.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) All or a portion of the security is subject to a written call option.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (37.5%)
COMMON STOCKS (37.5%)
Consumer Discretionary (7.3%)
Asics Corp.	(184)	(3,447)
Axel Springer SE	(31)	(2,561)
Carmax Inc.	(17)	(1,051)
Cracker Barrel Old Country Store Inc.	(11)	(1,729)
Domino's Pizza Enterprises Ltd.	(80)	(2,555)
Harley-Davidson Inc.	(49)	(2,120)
Inditex SA	(32)	(999)
iRobot Corp.	(9)	(551)
JC Decaux SA	(35)	(1,234)
JINS Inc.	(35)	(1,912)
Kingfisher Plc	(363)	(1,493)
Mattel Inc.	(112)	(1,469)
Netflix Inc.	(4)	(1,281)
Norwegian Cruise Line Holdings Ltd.	(32)	(1,704)
Ocado Group Plc	(193)	(1,446)
Sanrio Co. Ltd.	(66)	(1,195)
Sharp Corp.	(82)	(2,449)
Shaw Communications Inc. - Class B	(110)	(2,112)
Singapore Press Holdings Ltd.	(607)	(1,170)
Tesla Inc.	(13)	(3,420)
Ulta Beauty Inc.	(6)	(1,164)
Wayfair Inc. - Class A	(22)	(1,491)
Wendy's Co.	(92)	(1,620)
Zalando SE	(33)	(1,811)
		(41,984)
Consumer Staples (3.8%)
Calbee Inc.	(49)	(1,663)
Colruyt SA	(28)	(1,540)
Cosmos Pharmaceutical Corp.	(9)	(1,922)
Coty Inc. - Class A	(57)	(1,042)
Ito En Ltd.	(69)	(2,690)
Kimberly-Clark de Mexico SAB de CV - Class A	(865)	(1,619)
Lindt & Spruengli AG	—	(2,907)
Nissin Foods Holdings Co. Ltd.	(30)	(2,066)
Tootsie Roll Industries Inc.	(44)	(1,285)
Treasury Wine Estates Ltd.	(82)	(1,067)
Tsuruha Holdings Inc.	(15)	(2,191)
Yamazaki Baking Co. Ltd.	(74)	(1,555)
		(21,547)
Energy (2.9%)
Antero Resources Corp.	(141)	(2,797)
Apache Corp.	(50)	(1,907)
Cameco Corp.	(128)	(1,168)
Helmerich & Payne Inc.	(27)	(1,791)
Hess Corp.	(31)	(1,587)
Matador Resources Co.	(67)	(2,018)
National Oilwell Varco Inc.	(42)	(1,528)
Oasis Petroleum Inc.	(144)	(1,165)
PrairieSky Royalty Ltd.	(71)	(1,551)
	Shares/Par[1]	Value ($)
Range Resources Corp.	(89)	(1,289)
		(16,801)
Financials (4.0%)
Challenger Financial Services Group Ltd.	(213)	(1,902)
Cincinnati Financial Corp.	(16)	(1,166)
Community Bank System Inc.	(31)	(1,670)
Cullen/Frost Bankers Inc.	(18)	(1,866)
FactSet Research Systems Inc.	(11)	(2,116)
Hargreaves Lansdown Plc	(82)	(1,883)
National Australia Bank Ltd.	(76)	(1,687)
RLI Corp.	(40)	(2,518)
Societe Generale SA	(43)	(2,327)
Standard Chartered Plc	(246)	(2,469)
UMB Financial Corp.	(24)	(1,759)
Westamerica Bancorp	(22)	(1,271)
		(22,634)
Health Care (1.6%)
Chugai Pharmaceutical Co. Ltd.	(27)	(1,369)
Exact Sciences Corp.	(36)	(1,459)
Medidata Solutions Inc.	(32)	(2,003)
Myriad Genetics Inc.	(39)	(1,148)
Ramsay Health Care Ltd.	(36)	(1,725)
Varian Medical Systems Inc.	(12)	(1,455)
		(9,159)
Industrials (5.6%)
AAON Inc.	(33)	(1,305)
Acuity Brands Inc.	(11)	(1,558)
Cimpress NV	(11)	(1,654)
Flowserve Corp.	(28)	(1,198)
Georg Fischer AG	(1)	(1,707)
Groupe Eurotunnel SE	(81)	(1,159)
Heartland Express Inc.	(86)	(1,544)
John Bean Technologies Corp.	(11)	(1,194)
Krones AG	(13)	(1,729)
Middleby Corp.	(25)	(3,044)
Multi-Color Corp.	(33)	(2,180)
Nidec Corp.	(11)	(1,668)
Panalpina Welttransport Holding AG	(10)	(1,265)
Ritchie Bros. Auctioneers Inc.	(51)	(1,589)
Rollins Inc.	(29)	(1,473)
Rolls-Royce Holdings Plc	(90)	(1,109)
Shanghai Electric Group Co. Ltd. - Class H	(3,172)	(1,105)
Singapore Airport Terminal Services Ltd.	(480)	(1,886)
Skanska AB - Class B	(98)	(2,018)
Wabtec Corp.	(24)	(1,947)
		(32,332)
Information Technology (7.4%)
2U Inc.	(23)	(1,964)
Blackbaud Inc.	(17)	(1,682)
Cognex Corp.	(18)	(933)
Cree Inc.	(43)	(1,751)
Dassault Systemes SA	(10)	(1,311)
Ellie Mae Inc.	(22)	(2,022)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Infineon Technologies AG	(55)	(1,466)
IPG Photonics Corp.	(8)	(1,952)
Jenoptik AG	(70)	(2,492)
Manhattan Associates Inc.	(34)	(1,444)
MINDBODY Inc. - Class A	(38)	(1,464)
Murata Manufacturing Co. Ltd.	(10)	(1,382)
National Instruments Corp.	(55)	(2,784)
Power Integrations Inc.	(27)	(1,872)
Proofpoint Inc.	(15)	(1,759)
Seiko Epson Corp.	(95)	(1,645)
Snap Inc. - Class A	(79)	(1,261)
Take-Two Interactive Software Inc.	(7)	(707)
Telefonaktiebolaget LM Ericsson - Class B	(299)	(1,904)
Ultimate Software Group Inc.	(5)	(1,211)
VTech Holdings Ltd.	(109)	(1,385)
WEX Inc.	(10)	(1,506)
WiseTech Global Ltd.	(190)	(1,382)
Workday Inc. - Class A	(14)	(1,727)
Yaskawa Electric Corp.	(44)	(2,010)
Zendesk Inc.	(31)	(1,486)
		(42,502)
Materials (4.0%)
Amcor Ltd.	(151)	(1,657)
	Shares/Par[1]	Value ($)
Antofagasta Plc	(163)	(2,101)
Balchem Corp.	(17)	(1,375)
First Quantum Minerals Ltd.	(54)	(763)
HB Fuller Co.	(23)	(1,157)
Huhtamaki Oyj - Class I	(46)	(2,008)
James Hardie Industries SE - CDI	(93)	(1,644)
NewMarket Corp.	(5)	(2,133)
Nippon Paint Co. Ltd.	(54)	(2,003)
Nippon Paper Industry Co.	(75)	(1,389)
Quaker Chemical Corp.	(14)	(2,026)
Sociedad Quimica y Minera de Chile SA - Class B-ADR	(25)	(1,227)
Sonoco Products Co.	(34)	(1,645)
Vulcan Materials Co.	(16)	(1,773)
		(22,901)
Real Estate (0.6%)
Equinix Inc.	(4)	(1,783)
Public Storage	(7)	(1,463)
		(3,246)
Utilities (0.3%)
Hong Kong & China Gas Co. Ltd.	(756)	(1,556)
Total Common Stocks (proceeds $204,470)		(214,662)
Total Securities Sold Short (37.5%) (proceeds $204,470)		(214,662)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Flextronics International Ltd.	GSC	Call	19.00	07/20/18	2,347	(43)
Northrop Grumman Systems Corp.	GSC	Call	320.00	08/17/18	128	(513)
Oracle Corp.	GSC	Call	46.00	06/15/18	1,230	(234)
SunTrust Banks Inc.	GSC	Call	65.00	07/20/18	658	(357)
						(1,147)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	BBH	04/04/18	GBP	467	656	1
JPY/USD	BBH	04/02/18	JPY	69,758	655	(4)
JPY/USD	BBH	04/03/18	JPY	178,668	1,680	2
SGD/USD	BBH	04/03/18	SGD	733	559	(2)
USD/DKK	BBH	04/03/18	DKK	(1,725)	(285)	1
USD/HKD	BBH	04/03/18	HKD	(1,398)	(178)	—
USD/HKD	BBH	04/04/18	HKD	(1,929)	(246)	—
USD/JPY	BBH	04/02/18	JPY	(123,634)	(1,162)	2
USD/JPY	BBH	04/03/18	JPY	(74,024)	(696)	(1)
					983	(1)

OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)

Amorepacific Corp. (M)	GSI	Federal Funds Effective Rate -0.50%	TBD	(4)		(1,135)	(35)
Aozora Bank Ltd. (M)	GSI	Tokyo Overnight Average Rate -0.45%	TBD	(57)	JPY	(245,244)	(2)
Blue Prism Group Plc (M)	GSI	Sterling Overnight Index Average -9.75%	TBD	(28)	GBP	(412)	30
Caterpillar Inc. (M)	GSI	Federal Funds Effective Rate -0.25%	TBD	(11)		(1,755)	77
Celltrion Inc. (M)	GSI	Federal Funds Effective Rate -4.25%	TBD	(10)		(3,055)	(66)
Cheng Shin Rubber Industry Co. Ltd. (M)	GSI	Federal Funds Effective Rate -1.00%	TBD	(1,181)		(2,029)	111
Feng Tay Enterprises Co. Ltd. (M)	GSI	Federal Funds Effective Rate -3.50%	TBD	(321)		(1,453)	(7)
First Financial Bankshares Inc. (M)	GSI	Federal Funds Effective Rate -0.82%	TBD	(68)		(3,342)	162
Himax Technologies Inc. (M)	MSC	Federal Funds Effective Rate -6.02%	TBD	(154)		(1,074)	126
Kakao Corp. (M)	GSI	Federal Funds Effective Rate -2.50%	TBD	(10)		(1,362)	88
LARGAN Precision Co. Ltd. (M)	MBL	Federal Funds Effective Rate -0.65%	TBD	(22)		(2,682)	181
Pearson Plc (M)	GSI	Sterling Overnight Index Average -0.40%	TBD	(145)	GBP	(1,107)	30
Pennon Group Plc (M)	GSI	Sterling Overnight Index Average -0.40%	TBD	(248)	GBP	(1,468)	(181)
Prosperity Bancshares Inc. (M)	GSI	Federal Funds Effective Rate -0.25%	TBD	(34)		(2,588)	112
Securitas AB (M)	GSI	3M Stockholm Interbank Offered Rate -0.40%	TBD	(79)	SEK	(11,204)	(6)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Unilever Indonesia (M)	MBL	Federal Funds Effective Rate -3.50%	TBD	(474)		(1,722)	18
OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Vallourec S.A. (M)	GSI	Euro Overnight Index Average -8.00%	TBD	(275)	EUR	(1,260)	89
							727

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Brookfield Global Infrastructure and MLP Fund
COMMON STOCKS 95.8%
Argentina 0.1%
Corp America Airports SA (a)	65	800
Australia 5.1%
Macquarie Atlas Roads Group	3,522	15,793
Transurban Group	3,790	33,455
		49,248
Brazil 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	411	4,351
Transmissora Alianca de Energia Eletrica SA	758	4,977
		9,328
Canada 8.8%
Enbridge Inc.	835	26,256
Inter Pipeline Ltd.	419	7,274
Pembina Pipeline Corp.	560	17,475
TransCanada Corp. (b)	831	34,370
		85,375
China 2.0%
Beijing Capital International Airport Co. Ltd. - Class H	6,791	9,170
Beijing Enterprises Holdings Ltd.	890	4,707
ENN Energy Holdings Ltd.	635	5,744
		19,621
Denmark 1.5%
Orsted A/S	227	14,821
France 6.2%
Eiffage SA	84	9,534
Eutelsat Communications Group SA	212	4,210
Groupe Eurotunnel SE (c)	2,619	37,429
Vinci SA	93	9,153
		60,326
Hong Kong 1.8%
Guangdong Investment Ltd.	8,348	13,233
Kunlun Energy Co. Ltd.	5,127	4,457
		17,690
Italy 9.5%
Atlantia SpA	1,485	46,178
Enel SpA	5,715	35,075
Italgas SpA	1,795	10,722
		91,975
Mexico 3.3%
CFE Capital S de RL de CV (a) (c)	8,053	8,438
Grupo Aeroportuario del PacifiCo SAB de CV - Class B (b)	499	4,930
Grupo Mexico Transportes SAB de CV (b) (c)	6,490	11,316
Promotora y Operadora de Infraestructura SAB de CV (b)	733	7,285
		31,969
New Zealand 2.4%
Auckland International Airport Ltd. (c)	5,115	22,677
	Shares/Par[1]	Value ($)
Spain 10.6%
Abertis Infraestructuras SA - Class A	2,008	44,983
Aena SME SA	251	50,714
Ferrovial SA	334	7,007
		102,704
United Kingdom 7.7%
National Grid Plc	3,425	38,463
Pennon Group Plc	1,138	10,273
Severn Trent Plc	417	10,773
SSE Plc	857	15,354
		74,863
United States of America 35.8%
American Electric Power Co. Inc.	530	36,360
Atmos Energy Corp.	163	13,748
Cheniere Energy Inc. (a)	227	12,139
CMS Energy Corp.	435	19,719
Edison International	162	10,319
Energy Transfer Partners LP	714	11,579
Entergy Corp.	250	19,687
Enterprise Products Partners LP	379	9,285
Kinder Morgan Inc.	1,969	29,649
MPLX LP	212	7,017
NextEra Energy Inc.	263	42,972
NRG Energy Inc.	287	8,774
Pattern Energy Group Inc. - Class A (b)	490	8,468
PG&E Corp.	255	11,207
SBA Communications Corp. (a)	60	10,188
Sempra Energy	157	17,506
Southwest Gas Corp.	108	7,331
Targa Resources Corp.	377	16,581
Williams Cos. Inc.	955	23,748
Xcel Energy Inc.	672	30,585
		346,862
Total Common Stocks (cost $966,114)		928,259
SHORT TERM INVESTMENTS 7.4%
Investment Companies 3.0%
JNL Government Money Market Fund - Institutional Class, 1.55% (d) (e)	29,091	29,091
Securities Lending Collateral 4.4%
Securities Lending Cash Collateral Fund LLC, 1.69% (d) (e)	42,809	42,809
Total Short Term Investments (cost $71,900)		71,900
Total Investments 103.2% (cost $1,038,014)		1,000,159
Other Derivative Instruments (0.0)%		(7)
Other Assets and Liabilities, Net (3.2)%		(31,155)
Total Net Assets 100.0%		968,997

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	NTS	04/03/18	EUR	828	1,018	(1)
EUR/USD	NTS	04/04/18	EUR	1,495	1,840	1
GBP/USD	NTS	04/03/18	GBP	1,104	1,549	(6)
GBP/USD	NTS	04/04/18	GBP	1,096	1,538	(1)
					5,945	(7)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 92.4%
Canada 8.4%
Canadian Imperial Bank of Commerce (a)	112	9,891
Canadian Pacific Railway Ltd.	221	38,954
EnCana Corp.	3,383	37,211
Gildan Activewear Inc.	843	24,345
Manulife Financial Corp.	2,268	42,114
		152,515
China 5.7%
Baidu.com - Class A - ADR (b)	160	35,621
China Merchants Holdings International Co. Ltd.	5,213	11,599
China Mobile Ltd.	5,754	53,150
Sinopharm Group Co. Ltd. - Class H	568	2,860
		103,230
France 4.7%
BNP Paribas SA	293	21,733
Engie SA	1,237	20,682
Schneider Electric SE (b)	481	42,396
		84,811
Germany 7.4%
BASF SE	447	45,442
Linde AG (b)	266	56,054
SAP SE	306	32,015
		133,511
Italy 2.5%
Unicredit SpA (b)	2,133	44,607
Japan 14.0%
East Japan Railway Co.	474	44,463
Hitachi Ltd.	601	4,372
Japan Airlines Co. Ltd.	1,245	50,689
KDDI Corp.	1,994	51,428
Komatsu Ltd.	66	2,204
Sompo Holdings Inc.	696	28,162
Sumitomo Mitsui Financial Group Inc.	542	22,985
Takeda Pharmaceutical Co. Ltd.	1,013	49,301
		253,604
Netherlands 5.6%
Akzo Nobel NV	442	41,816
ING Groep NV	491	8,314
Royal Dutch Shell Plc - Class B	1,607	51,535
		101,665
South Korea 3.9%
Samsung Electronics Co. Ltd.	13	30,118
SK Telecom Co. Ltd.	191	41,343
		71,461
Spain 1.1%
CaixaBank SA	2,942	14,027
Red Electrica Corp. SA	287	5,910
		19,937
	Shares/Par[1]	Value ($)
Sweden 0.6%
Alfa Laval AB	434	10,290
Switzerland 10.8%
ABB Ltd.	2,062	49,072
Cie Financiere Richemont SA	210	18,858
Givaudan SA	8	18,298
Novartis AG	573	46,284
Roche Holding AG	172	39,585
Zurich Insurance Group AG	69	22,768
		194,865
United Kingdom 27.7%
AstraZeneca Plc	637	43,687
Aviva Plc	6,287	43,904
Barclays Plc	20,938	61,006
BHP Billiton Plc	917	18,051
BP Plc	8,202	55,230
British American Tobacco Plc	1,117	64,674
Carnival Plc	276	17,797
Diageo Plc	594	20,044
GlaxoSmithKline Plc	2,738	53,358
Johnson Matthey Plc	42	1,817
Lloyds Banking Group Plc	27,271	24,776
Micro Focus International Plc	671	9,320
Rolls-Royce Holdings Plc	1,669	20,483
SSE Plc	2,082	37,304
Vodafone Group Plc	11,326	30,951
		502,402
Total Common Stocks (cost $1,580,030)		1,672,898
PREFERRED STOCKS 4.5%
Germany 4.5%
Volkswagen AG (c)	413	82,032
Total Preferred Stocks (cost $59,310)		82,032
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 1.55% (d) (e)	44,958	44,958
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (e)	918	918
Total Short Term Investments (cost $45,876)		45,876
Total Investments 99.5% (cost $1,685,216)		1,800,806
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net 0.5%		9,671
Total Net Assets 100.0%		1,810,471

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	SSB	04/03/18	EUR	8	10	—
EUR/USD	SSB	04/04/18	EUR	513	632	1
GBP/USD	SSB	04/03/18	GBP	859	1,205	(7)
GBP/USD	SSB	04/04/18	GBP	813	1,141	1
USD/CHF	SSB	04/03/18	CHF	(1,207)	(1,263)	2
USD/CHF	SSB	04/04/18	CHF	(1,611)	(1,686)	(2)
USD/GBP	SSB	04/03/18	GBP	(539)	(756)	(1)
USD/GBP	SSB	04/03/18	GBP	(11)	(15)	—
USD/JPY	SSB	04/02/18	JPY	(69,904)	(657)	(1)
USD/JPY	SSB	04/03/18	JPY	(77,660)	(730)	—
USD/SEK	SSB	04/03/18	SEK	(2,208)	(264)	1
USD/SEK	SSB	04/04/18	SEK	(2,257)	(270)	—
					(2,653)	(6)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 97.2%
Consumer Discretionary 14.8%
Amazon.com Inc. (a)	19	28,209
Chipotle Mexican Grill Inc. (a)	15	4,820
Comcast Corp. - Class A	284	9,719
Home Depot Inc.	65	11,579
Walt Disney Co.	90	9,079
Yum China Holdings Inc.	216	8,946
		72,352
Consumer Staples 7.4%
Anheuser-Busch InBev NV - ADR	94	10,328
Coca-Cola Co.	172	7,469
Costco Wholesale Corp.	42	7,952
CVS Health Corp.	75	4,658
McCormick & Co. Inc.	53	5,677
		36,084
Energy 3.4%
Pioneer Natural Resources Co.	41	7,078
Schlumberger Ltd.	147	9,523
		16,601
Financials 5.9%
American Express Co.	84	7,865
BlackRock Inc.	22	11,802
Charles Schwab Corp.	182	9,515
		29,182
Health Care 17.0%
Alexion Pharmaceuticals Inc. (a)	71	7,876
Biogen Inc. (a)	34	9,280
Celgene Corp. (a)	127	11,324
Dentsply Sirona Inc.	135	6,775
Johnson & Johnson	55	7,030
Regeneron Pharmaceuticals Inc. (a)	17	5,776
Thermo Fisher Scientific Inc.	48	9,856
UnitedHealth Group Inc.	62	13,296
Zoetis Inc. - Class A	143	11,948
		83,161
Industrials 6.9%
Caterpillar Inc.	44	6,435
Honeywell International Inc.	65	9,360
United Parcel Service Inc. - Class B	75	7,861
WW Grainger Inc.	35	9,931
		33,587
Information Technology 37.0%
Adobe Systems Inc. (a)	71	15,319
Akamai Technologies Inc. (a)	180	12,752
Alphabet Inc. - Class A (a)	11	10,978
Alphabet Inc. - Class C (a)	15	15,461
Apple Inc.	55	9,301
eBay Inc. (a)	117	4,690
Facebook Inc. - Class A (a)	73	11,661
Microsoft Corp.	214	19,488
Oracle Corp.	196	8,983
Palo Alto Networks Inc. (a)	52	9,464
PayPal Holdings Inc. (a)	128	9,740
Red Hat Inc. (a)	87	13,026
Splunk Inc. (a)	85	8,347
Texas Instruments Inc.	85	8,834
Visa Inc. - Class A	141	16,806
VMware Inc. - Class A (a) (b)	52	6,322
		181,172
Materials 3.2%
Ecolab Inc.	65	8,952
Praxair Inc.	47	6,846
		15,798
Real Estate 1.6%
Equinix Inc.	18	7,684
Total Common Stocks (cost $437,855)		475,621
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 3.2%
Investment Companies 2.7%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	13,319	13,319
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	2,184	2,184
Total Short Term Investments (cost $15,503)		15,503
Total Investments 100.4% (cost $453,358)		491,124
Other Assets and Liabilities, Net (0.4)%		(2,099)
Total Net Assets 100.0%		489,025

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Crescent High Income Fund (a)
CORPORATE BONDS AND NOTES 79.7%
Consumer Discretionary 16.3%
AMC Networks Inc.
5.00%, 04/01/24	2,600	2,563
Asbury Automotive Group Inc.
6.00%, 12/15/24	3,125	3,178
AV Homes Inc.
6.63%, 05/15/22 (b)	3,500	3,574
Beazer Homes USA Inc.
7.25%, 02/01/23 (b)	2,500	2,574
6.75%, 03/15/25	450	447
Block Communications Inc.
6.88%, 02/15/25 (b) (c)	1,475	1,481
Cablevision Systems Corp.
5.88%, 09/15/22 (d)	4,500	4,464
CCM Merger Inc.
6.00%, 03/15/22 (b) (c)	400	404
CCO Holdings LLC
5.50%, 05/01/26 (e)	3,000	2,940
CEC Entertainment Inc.
8.00%, 02/15/22 (b)	1,000	900
Century Communities Inc.
5.88%, 07/15/25	2,000	1,906
DISH DBS Corp.
6.75%, 06/01/21	5,750	5,809
EMI Music Publishing Group North America Holdings Inc.
7.63%, 06/15/24 (b) (c)	750	811
Fiat Chrysler Automobiles NV
5.25%, 04/15/23	2,000	2,047
goeasy Ltd.
7.88%, 11/01/22 (e)	1,050	1,125
Golden Nugget Inc.
6.75%, 10/15/24 (e)	4,850	4,877
Intrepid Aviation Group Holdings LLC
6.88%, 02/15/19 (b) (c)	2,000	1,980
Lamar Media Corp.
5.00%, 05/01/23	1,500	1,512
LIN Television Corp.
5.88%, 11/15/22	2,000	2,059
M/I Homes Inc.
5.63%, 08/01/25	1,650	1,595
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (e)	2,250	2,150
Meritage Homes Corp.
5.13%, 06/06/27	2,500	2,354
MGM Resorts International
7.75%, 03/15/22	900	1,001
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 (b) (c)	1,050	1,050
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (e)	2,500	1,582
Nexteer Automotive Group Ltd.
5.88%, 11/15/21 (e)	3,100	3,215
Numericable Group SA
6.00%, 05/15/22 (e)	2,500	2,443
NVA Holdings Inc.
6.88%, 04/01/26 (e)	400	403
Penn National Gaming Inc.
5.63%, 01/15/27 (e)	2,000	1,929
PF Chang's China Bistro Inc.
10.25%, 06/30/20 (b) (c)	2,500	1,872
Pinnacle Entertainment Inc.
5.63%, 05/01/24	4,000	4,191
Salem Media Group Inc.
6.75%, 06/01/24 (b) (c)	1,000	961
Scientific Games International Inc.
10.00%, 12/01/22	3,750	4,045
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (e)	1,000	1,060
Sirius XM Radio Inc.
3.88%, 08/01/22 (e)	5,500	5,290
	Shares/Par[1]	Value ($)
Tempur Sealy International Inc.
5.63%, 10/15/23	4,000	4,015
Townsquare Media Inc.
6.50%, 04/01/23 (b) (c) (d)	2,450	2,309
Univision Communications Inc.
5.13%, 05/15/23 - 02/15/25 (e)	5,250	4,980
Viking Cruises Ltd.
6.25%, 05/15/25 (b) (c)	1,000	1,008
VOC Escrow Ltd.
5.00%, 02/15/28 (e)	500	475
VTR Finance BV
6.88%, 01/15/24 (e)	4,750	4,929
Wynn Las Vegas LLC
5.50%, 03/01/25 (e)	2,000	2,002
		99,510
Consumer Staples 2.8%
Clearwater Seafoods Inc.
6.88%, 05/01/25 (b) (c)	875	836
Dean Foods Co.
6.50%, 03/15/23 (d) (e)	4,500	4,275
Dole Food Co. Inc.
7.25%, 06/15/25 (b) (c)	675	692
Energizer SpinCo Inc.
5.50%, 06/15/25 (e)	3,750	3,780
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (e)	1,825	1,747
Vector Group Ltd.
6.13%, 02/01/25 (e)	5,700	5,698
		17,028
Energy 11.7%
Antero Resources Corp.
5.13%, 12/01/22	4,000	4,037
Berry Petroleum Co. LLC
7.00%, 02/15/26 (e)	1,575	1,588
Calfrac Holdings LP
7.50%, 12/01/20 (e)	2,000	1,969
California Resources Corp.
8.00%, 12/15/22 (d) (e)	1,250	980
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (d)	434	441
Chesapeake Energy Corp.
8.00%, 12/15/22 (e)	413	437
8.00%, 06/15/27 (d) (e)	1,000	955
Continental Resources Inc.
5.00%, 09/15/22	2,300	2,338
Crestwood Midstream Partners LP
6.25%, 04/01/23 (f)	2,250	2,277
Denbury Resources Inc.
9.00%, 05/15/21 (e)	2,250	2,306
EP Energy LLC
8.00%, 11/29/24 (d) (e)	2,500	2,545
Exterran Partners LP
6.00%, 04/01/21	2,001	2,003
Hess Infrastructure Partners LP
5.63%, 02/15/26 (e)	2,125	2,093
Hilcorp Energy I LP
5.00%, 12/01/24 (e)	1,025	1,010
Jones Energy Holdings LLC
6.75%, 04/01/22 (d)	2,000	1,117
MEG Energy Corp.
6.38%, 01/30/23 (e)	1,650	1,380
Murphy Oil Corp.
5.75%, 08/15/25	4,000	3,940
Murphy Oil USA Inc.
6.00%, 08/15/23	2,575	2,654
Nabors Industries Inc.
5.50%, 01/15/23 (d)	2,875	2,804
Newfield Exploration Co.
5.38%, 01/01/26	2,100	2,171
Oasis Petroleum Inc.
6.88%, 03/15/22	1,000	1,015
Oceaneering International Inc.
4.65%, 11/15/24	2,500	2,406

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Parker Drilling Co.
6.75%, 07/15/22	1,000	781
QEP Resources Inc.
5.63%, 03/01/26 (d)	3,350	3,165
RSP Permian Inc.
6.63%, 10/01/22	3,500	3,661
Sanchez Energy Corp.
6.13%, 01/15/23	1,250	912
7.25%, 02/15/23 (d) (e)	225	227
SESI LLC
7.13%, 12/15/21	3,000	3,060
Summit Midstream Holdings LLC
5.50%, 08/15/22	750	735
Sunoco LP
4.88%, 01/15/23 (e)	2,000	1,933
Transocean Inc.
6.50%, 11/15/20 (d)	1,000	1,030
8.13%, 12/15/21 (d) (g)	1,000	1,068
USA Compression Partners LP
6.88%, 04/01/26 (e)	1,450	1,473
Weatherford International Ltd.
7.75%, 06/15/21 (d)	3,000	2,829
4.50%, 04/15/22 (d)	3,750	3,075
Welltec AS
9.50%, 12/01/22 (e)	4,375	4,519
		70,934
Financials 12.6%
Acrisure LLC
7.00%, 11/15/25 (e)	3,675	3,528
Cardtronics Inc.
5.50%, 05/01/25 (e)	4,500	4,251
Cemex Finance LLC
6.00%, 04/01/24 (b) (c)	700	725
Commerzbank AG
8.13%, 09/19/23 (e)	1,975	2,299
Credit Acceptance Corp.
6.13%, 02/15/21	3,000	3,023
7.38%, 03/15/23	2,044	2,127
CSTN Merger Sub Inc.
6.75%, 08/15/24 (e)	1,000	997
DAE Funding LLC
5.00%, 08/01/24 (e)	1,750	1,655
Dana Financing Luxembourg SARL
5.75%, 04/15/25 (e)	1,125	1,145
Diamond 1 Finance Corp.
7.13%, 06/15/24 (e)	3,000	3,203
Gogo Intermediate Holdings LLC
12.50%, 07/01/22 (e)	1,250	1,405
Grinding Media Inc.
7.38%, 12/15/23 (e)	2,500	2,631
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (e)	525	536
Hexion US Finance Corp.
6.63%, 04/15/20	2,000	1,867
Horizon Pharma Financing Inc.
6.63%, 05/01/23	1,000	996
Icahn Enterprises LP
6.00%, 08/01/20	2,025	2,066
5.88%, 02/01/22	1,700	1,706
6.25%, 02/01/22	2,775	2,827
Intesa Sanpaolo SpA
5.02%, 06/26/24 (e)	2,000	1,978
Level 3 Financing Inc.
5.38%, 08/15/22 - 01/15/24	3,560	3,496
LPL Holdings Inc.
5.75%, 09/15/25 (e)	3,925	3,877
Navient Corp.
5.88%, 03/25/21	5,000	5,118
Nexstar Escrow Corp.
5.63%, 08/01/24 (e)	2,925	2,866
Nielsen Finance LLC
5.00%, 04/15/22 (e)	1,250	1,250
Oxford Finance LLC
6.38%, 12/15/22 (e)	1,500	1,532
	Shares/Par[1]	Value ($)
Peabody Securities Finance Corp.
6.00%, 03/31/22 (e)	700	717
Royal Bank of Scotland Group Plc
6.00%, 12/19/23	1,050	1,119
SLM Corp.
5.50%, 01/15/19 - 01/25/23	3,000	2,995
Solera LLC
10.50%, 03/01/24 (e)	2,850	3,170
Springleaf Finance Corp.
5.25%, 12/15/19	3,000	3,068
5.63%, 03/15/23	4,500	4,419
6.88%, 03/15/25	1,125	1,129
Travelport Corporate Finance Plc
6.00%, 03/15/26 (e)	900	904
UniCredit SpA
5.86%, 06/19/32 (e) (h)	2,000	2,034
		76,659
Health Care 5.8%
Community Health Systems Inc.
8.00%, 11/15/19 (d)	2,000	1,803
6.25%, 03/31/23	1,500	1,380
Endo Finance LLC
5.88%, 10/15/24 (e)	1,525	1,510
HCA Inc.
5.00%, 03/15/24	1,050	1,060
5.38%, 02/01/25	3,300	3,308
Horizon Pharma Inc.
8.75%, 11/01/24 (d) (e)	250	266
Lifepoint Health Inc.
5.50%, 12/01/21	2,000	2,023
5.88%, 12/01/23	1,500	1,513
Mallinckrodt International Finance SA
5.75%, 08/01/22 (d) (e)	2,000	1,735
5.63%, 10/15/23 (d) (e)	1,000	812
MEDNAX Inc.
5.25%, 12/01/23 (e)	1,500	1,507
Tenet Healthcare Corp.
4.75%, 06/01/20	2,000	2,015
4.38%, 10/01/21	750	741
Teva Pharmaceutical Finance III BV
3.15%, 10/01/26 (d)	4,000	3,202
Universal Hospital Services Inc.
7.63%, 08/15/20	4,500	4,534
Valeant Pharmaceuticals International Inc.
7.00%, 03/15/24 (e)	5,000	5,212
6.13%, 04/15/25 (e)	2,500	2,154
5.50%, 11/01/25 (e)	375	365
		35,140
Industrials 7.3%
Bombardier Inc.
8.75%, 12/01/21 (e)	1,000	1,099
6.00%, 10/15/22 (e)	4,000	3,959
Fly Leasing Ltd.
6.38%, 10/15/21 (b) (d)	3,045	3,172
Gibraltar Industries Inc.
6.25%, 02/01/21 (f)	3,850	3,904
Herc Rentals Inc.
7.50%, 06/01/22 (e)	2,800	2,990
Hertz Corp.
5.88%, 10/15/20	3,275	3,250
Mobile Mini Inc.
5.88%, 07/01/24	1,925	1,986
Monitronics International Inc.
9.13%, 04/01/20 (d)	2,325	1,785
Navistar International Corp.
6.63%, 11/01/25 (e)	4,000	4,002
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (e)	200	200
NMG Finco Plc
5.75%, 08/01/22 (e)	2,725	2,752
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (e)	2,500	2,448
5.50%, 02/15/24 (e)	3,500	3,395

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Prime Security Services Borrower LLC
9.25%, 05/15/23 (e)	1,250	1,355
TransDigm Inc.
6.00%, 07/15/22 (d)	2,000	2,040
6.38%, 06/15/26	500	505
Tutor Perini Corp.
6.88%, 05/01/25 (d) (e)	975	1,005
United Continental Holdings Inc.
4.25%, 10/01/22 (d)	4,500	4,419
		44,266
Information Technology 5.8%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (d)	3,250	3,413
BMC Software Finance Inc.
8.13%, 07/15/21 (e)	2,500	2,493
EMC Corp.
2.65%, 06/01/20	1,000	966
First Data Corp.
7.00%, 12/01/23 (e)	3,500	3,678
Inception Merger Sub Inc.
8.63%, 11/15/24 (d) (e)	2,000	1,978
Infor Software Parent LLC
7.88%, 05/01/21 (e) (i)	2,250	2,273
Ingram Micro Inc.
5.00%, 08/10/22 (d)	1,450	1,413
5.45%, 12/15/24 (f)	3,550	3,442
j2 Cloud Services LLC
6.00%, 07/15/25 (e)	2,550	2,611
Match Group Inc.
6.38%, 06/01/24	2,000	2,132
Micron Technology Inc.
5.50%, 02/01/25	1,175	1,220
NCR Corp.
5.00%, 07/15/22	2,500	2,496
Open Text Corp.
5.88%, 06/01/26 (e)	3,000	3,081
Plantronics Inc.
5.50%, 05/31/23 (e)	1,000	992
Sabre GLBL Inc.
5.38%, 04/15/23 (e)	325	328
5.25%, 11/15/23 (e)	1,750	1,770
Seagate HDD Cayman
4.75%, 06/01/23	1,250	1,251
		35,537
Materials 8.0%
AK Steel Corp.
7.63%, 10/01/21	405	416
6.38%, 10/15/25 (b) (d)	2,425	2,313
Alcoa Nederland Holding BV
6.75%, 09/30/24 (e)	1,750	1,876
7.00%, 09/30/26 (e)	1,400	1,511
ARD Finance SA
7.88%, 09/15/23 (i)	3,200	3,320
Building Materials Corp. of America
5.38%, 11/15/24 (e)	3,500	3,542
Cemex SAB de CV
7.75%, 04/16/26 (e)	3,000	3,310
CF Industries Inc.
3.45%, 06/01/23	1,250	1,205
Chemours Co.
6.63%, 05/15/23	1,000	1,050
Freeport-McMoRan Inc.
4.00%, 11/14/21	2,000	1,993
3.55%, 03/01/22	2,800	2,707
GCP Applied Technologies Inc.
5.50%, 04/15/26 (e)	700	700
Huntsman International LLC
5.13%, 11/15/22	1,500	1,549
INEOS Group Holdings SA
5.63%, 08/01/24 (d) (e)	3,325	3,361
New Gold Inc.
6.25%, 11/15/22 (e)	5,000	5,124
NOVA Chemicals Corp.
4.88%, 06/01/24 (e)	1,300	1,250
	Shares/Par[1]	Value ($)
Novelis Corp.
5.88%, 09/30/26 (e)	4,000	3,932
Perstorp Holding AB
8.50%, 06/30/21 (e)	1,064	1,117
Reynolds Group Issuer Inc.
5.75%, 10/15/20	2,665	2,698
Teck Resources Ltd.
3.75%, 02/01/23	250	240
United States Steel Corp.
8.38%, 07/01/21 (e)	1,789	1,925
Venator Finance SARL
5.75%, 07/15/25 (e)	3,525	3,526
		48,665
Real Estate 1.0%
Equinix Inc.
5.88%, 01/15/26	2,500	2,610
Greystar Real Estate Partners LLC
5.75%, 12/01/25 (e)	1,275	1,276
iStar Inc.
4.63%, 09/15/20	2,300	2,304
		6,190
Telecommunication Services 6.6%
CenturyLink Inc.
6.45%, 06/15/21	1,500	1,530
5.80%, 03/15/22	1,750	1,708
7.50%, 04/01/24 (d)	1,000	1,007
Frontier Communications Corp.
10.50%, 09/15/22 (d)	4,000	3,349
11.00%, 09/15/25 (d)	1,000	750
8.50%, 04/01/26 (d) (e)	1,675	1,622
Hughes Satellite Systems Corp.
7.63%, 06/15/21	2,000	2,145
Intelsat Jackson Holdings Ltd.
7.25%, 10/15/20	1,500	1,387
8.00%, 02/15/24 (e)	750	788
SBA Communications Corp.
4.88%, 07/15/22	3,750	3,778
Sprint Corp.
7.25%, 09/15/21	7,000	7,232
7.13%, 06/15/24	4,100	3,999
T-Mobile USA Inc.
6.00%, 03/01/23	5,600	5,824
Virgin Media Finance Plc
6.38%, 04/15/23 (e)	1,500	1,525
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (e)	2,500	2,427
Wind Tre SpA
5.00%, 01/20/26 (e)	1,275	1,084
		40,155
Utilities 1.8%
Calpine Corp.
5.88%, 01/15/24 (e)	1,275	1,288
Dynegy Inc.
6.75%, 11/01/19	2,269	2,311
7.38%, 11/01/22	3,000	3,160
NRG Energy Inc.
6.25%, 07/15/22	500	516
Talen Energy Supply LLC
9.50%, 07/15/22 (d) (e)	3,725	3,614
		10,889
Total Corporate Bonds And Notes (cost $491,604)		484,973
SENIOR LOAN INTERESTS 15.3%
Consumer Discretionary 4.3%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.90%, (3M LIBOR + 2.25%), 02/15/24 (h)	273	273
Term Loan B-3, 4.55%, (3M LIBOR + 2.25%), 02/15/24 (h)	176	176
Advantage Sales & Marketing Inc.
1st Lien Term Loan, 5.02%, (3M LIBOR + 3.25%), 07/11/21 - 07/23/21 (h)	259	253

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Allied Universal Holdco LLC
Term Loan, 5.44%, (3M LIBOR + 3.75%), 07/28/22 (h)	453	446
American Bath Group LLC
Term Loan, 6.94%, (3M LIBOR + 5.25%), 09/30/23 (h)	1,428	1,442
American Tire Distributors Holdings Inc.
Term Loan, 5.90%, (1M LIBOR + 4.25%), 10/01/21 (h)	438	443
Bass Pro Group LLC
Term Loan B, 6.65%, (3M LIBOR + 5.00%), 11/15/23 - 04/01/24 (h)	188	186
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.63%, (3M LIBOR + 2.75%), 09/28/24 (h)	621	625
California Pizza Kitchen Inc.
Term Loan, 7.65%, (3M LIBOR + 6.00%), 12/31/22 (h)	1,970	1,926
Camelot UK Holdco Ltd.
Term Loan, 4.90%, (1M LIBOR + 3.25%), 10/03/23 (h)	457	460
Casablanca US Holdings Inc.
Term Loan, 6.52%, (3M LIBOR + 4.75%), 02/16/24 (b) (h) (j)	312	314
Charter Communications Operating LLC
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 04/30/25 (h) (k)	494	496
Container Store Group Inc.
Term Loan B, 8.69%, (3M LIBOR + 7.00%), 08/18/21 (b) (h)	133	133
CSC Holdings LLC
Term Loan B, 4.28%, (3M LIBOR + 2.50%), 01/12/26 (h)	134	134
Dynacast International LLC
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 01/28/22 (h)	332	333
Fort Dearborn Co.
1st Lien Term Loan, 5.70%, (3M LIBOR + 4.00%), 09/29/23 - 10/06/23 (b) (h)	223	222
1st Lien Term Loan, 5.69%, (3M LIBOR + 4.00%), 10/19/23 (b) (h)	2	2
Getty Images Inc.
Term Loan, 5.19%, (3M LIBOR + 3.50%), 10/03/19 (h)	118	113
Golden Nugget Inc.
Incremental Term Loan, 4.90%, (3M LIBOR + 3.25%), 09/07/23 (h)	129	130
Incremental Term Loan, 5.04%, (3M LIBOR + 3.25%), 10/04/23 (h)	169	171
Helix Gen Funding LLC
Term Loan B, 5.44%, (3M LIBOR + 3.75%), 03/02/24 (h)	581	586
International Car Wash Group Ltd.
Term Loan, 5.29%, (3M LIBOR + 3.50%), 09/20/24 (h)	460	461
IRB Holding Corp.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 01/18/25 (h)	414	418
Jeld-Wen Inc.
1st Lien Term Loan, 3.69%, (3M LIBOR + 2.00%), 12/07/24 (h)	125	125
Kingpin Intermediate Holdings LLC
Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/28/24 (h) (k)	76	76
Lakeland Tours LLC
Term Loan, 6.12%, (3M LIBOR + 4.00%), 12/06/24 (h)	115	117
Las Vegas Sands LLC
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/29/24 (h) (k)	52	52
Learning Care Group (US) No. 2 Inc.
Term Loan, 5.03%, (3M LIBOR + 3.25%), 03/13/25 (b) (h)	163	164
Term Loan, 5.14%, (3M LIBOR + 3.25%), 03/13/25 (b) (h)	54	55
Term Loan, 5.16%, (3M LIBOR + 3.25%), 03/13/25 (b) (h)	54	55
	Shares/Par[1]	Value ($)
Term Loan, 5.41%, (3M LIBOR + 3.25%), 03/13/25 (b) (h)	27	27
LifeMiles Ltd.
Term Loan, 7.37%, (3M LIBOR + 5.50%), 08/17/22 (h)	389	397
Term Loan, 0.00%, (3M LIBOR + 5.50%), 08/18/22 (b) (h) (k)	137	140
Mens Wearhouse Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 3.50%), 03/28/25 (b) (h) (j) (k)	74	74
Meredith Corp.
Term Loan B, 4.88%, (3M LIBOR + 3.00%), 01/08/25 (h)	346	348
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 01/17/25 (h) (k)	93	93
Mister Car Wash Holdings Inc.
Term Loan B, 4.90%, (3M LIBOR + 3.25%), 08/20/21 (h)	450	452
Neiman Marcus Group Inc.
Term Loan, 4.94%, (3M LIBOR + 3.25%), 10/25/20 (h)	142	123
NVA Holdings Inc.
Term Loan B-3, 5.05%, (3M LIBOR + 2.75%), 01/31/25 (h)	515	515
P.F. Chang's China Bistro Inc.
Term Loan, 6.51%, (3M LIBOR + 5.00%), 08/18/22 (h)	767	726
Packers Holdings LLC
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 11/03/24 (h)	453	453
Paradigm Acquisition Corp.
Term Loan, 5.94%, (3M LIBOR + 4.25%), 10/06/24 (h)	642	646
PetSmart Inc.
Term Loan B-2, 4.68%, (3M LIBOR + 3.00%), 03/11/22 (h)	205	164
PlayPower Inc.
Term Loan, 6.44%, (3M LIBOR + 4.75%), 06/23/21 (b) (h) (j)	1,718	1,718
Qdoba Restaurant Corp.
Term Loan B, 0.00%, (3M LIBOR + 7.00%), 03/15/25 (b) (h) (j) (k)	655	655
Rentpath Inc.
Term Loan, 6.40%, (3M LIBOR + 4.75%), 12/17/21 (h)	1,471	1,471
Scientific Games International Inc.
Term Loan B-5, 4.63%, (3M LIBOR + 2.75%), 08/14/24 (h)	87	88
Term Loan B-5, 4.74%, (3M LIBOR + 2.75%), 08/14/24 (h)	368	369
SHO Holding I Corp.
Term Loan, 6.79%, (3M LIBOR + 5.00%), 10/27/22 (b) (h) (j)	1,477	1,404
Shutterfly Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 2.75%), 08/17/24 (h) (k)	424	425
Spin Holdco Inc.
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 11/14/22 (h)	303	305
Staples Inc.
Term Loan B, 5.79%, (3M LIBOR + 4.00%), 08/15/24 (h)	441	436
Strategic Partners Inc.
Term Loan, 5.63%, (3M LIBOR + 4.50%), 06/09/23 (b) (h)	723	728
TGP Holdings III LLC
Term Loan, 6.69%, (3M LIBOR + 5.00%), 09/16/24 (h)	556	560
Term Loan, 0.00%, (3M LIBOR + 4.25%), 09/21/24 (h) (k)	158	159
Term Loan, 10.19%, (3M LIBOR + 8.50%), 09/16/25 (b) (h) (j)	210	212
Tribune Media Co.
Term Loan, 4.88%, (3M LIBOR + 3.00%), 12/27/20 (h)	14	14
Term Loan C, 4.88%, (3M LIBOR + 3.00%), 01/20/24 (h)	174	174

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Trimark USA LLC
Term Loan, 5.15%, (3M LIBOR + 3.50%), 09/11/24 (h)	472	475
Term Loan, 0.00%, (3M LIBOR + 3.50%), 09/13/24 (h) (k)	130	130
TruGreen LP
Term Loan, 5.74%, (3M LIBOR + 4.00%), 05/07/23 (h)	329	332
Univision Communications Inc.
Term Loan C-5, 0.00%, (3M LIBOR + 2.75%), 03/15/24 (h) (k)	126	124
Varsity Brands Holding Co. Inc.
Term Loan, 5.15%, (3M LIBOR + 3.50%), 12/07/24 (h)	333	336
VIP Cinema Holdings Inc.
Term Loan, 7.70%, (3M LIBOR + 6.00%), 03/01/23 (h)	475	479
Vivid Seats Ltd.
1st Lien Term Loan, 5.65%, (3M LIBOR + 4.00%), 06/27/24 (h)	448	448
William Morris Endeavor Entertainment LLC
Term Loan, 9.13%, (3M LIBOR + 7.25%), 05/06/22 - 10/04/24 (b) (h)	606	609
Wyndham Hotels & Resorts Inc.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/29/25 (b) (h) (j) (k)	238	239
		26,435
Consumer Staples 0.3%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 01/26/24 (h)	95	95
C.H. Guenther & Son Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/16/25 (h) (k)	253	253
Coty Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 03/29/25 (b) (h) (j) (k)	366	366
PFS Holding Corp.
Term Loan, 5.15%, (3M LIBOR + 3.50%), 01/31/21 (h)	980	650
Term Loan, 9.13%, (3M LIBOR + 7.25%), 01/31/22 (h)	751	353
Shearer's Foods Inc.
Term Loan, 5.63%, (3M LIBOR + 3.94%), 06/30/21 (h)	241	241
		1,958
Energy 0.6%
California Resources Corp.
1st Lien Term Loan, 6.57%, (3M LIBOR + 4.75%), 11/08/22 (h)	92	93
1st Lien Term Loan B, 12.23%, (3M LIBOR + 10.38%), 08/05/23 (h)	84	95
Chesapeake Energy Corp.
Term Loan, 9.44%, (3M LIBOR + 7.50%), 08/16/21 (h)	207	219
Chief Exploration & Development LLC
2nd Lien Term Loan, 8.42%, (1M LIBOR + 6.50%), 05/12/21 (h)	324	321
Delek US Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 03/16/25 (h) (k)	125	125
Eastern Power LLC
Term Loan B, 5.63%, (3M LIBOR + 3.75%), 10/02/23 (h)	497	504
Emerald Performance Materials LLC
2nd Lien Term Loan, 9.63%, (1M LIBOR + 7.75%), 07/23/22 (h)	304	304
Lucid Energy Group II LLC
1st Lien Term Loan, 4.79%, (3M LIBOR + 3.00%), 01/31/25 (h)	500	497
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.13%, (3M LIBOR + 3.25%), 10/31/24 (b) (h)	456	455
MEG Energy Corp.
Term Loan B, 5.20%, (3M LIBOR + 3.50%), 12/31/23 (h)	37	37
	Shares/Par[1]	Value ($)
MHVC Acquisitiion Corp.
Term Loan, 6.95%, (3M LIBOR + 5.25%), 04/23/24 (b) (h)	529	535
Murray Energy Corp.
Term Loan, 8.94%, (3M LIBOR + 7.25%), 04/16/20 (h)	152	129
P2 Energy Solutions Inc.
Term Loan, 5.80%, (3M LIBOR + 4.00%), 10/30/20 (h)	126	125
PowerTeam Services LLC
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.25%), 02/28/25 (h)	313	313
		3,752
Financials 2.1%
Acrisure LLC
Term Loan B, 5.99%, (3M LIBOR + 4.25%), 11/22/23 (h)	599	605
AqGen Ascensus Inc.
Term Loan, 5.15%, (3M LIBOR + 3.50%), 12/05/22 (h)	606	610
ASP MCS Acquisition Corp.
Term Loan, 6.40%, (3M LIBOR + 4.75%), 05/09/24 (b) (h) (j)	551	558
AssuredPartners Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.50%), 10/22/24 (h)	855	857
Asurion LLC
2nd Lien Term Loan, 7.88%, (3M LIBOR + 6.00%), 08/04/25 (h)	582	597
Capri Finance LLC
1st Lien Term Loan, 5.02%, (3M LIBOR + 3.25%), 10/04/24 (h)	602	602
Crown Finance US Inc.
Term Loan, 4.38%, (3M LIBOR + 2.50%), 02/05/25 (h)	411	410
Term Loan, 0.00%, (3M LIBOR + 2.50%), 02/07/25 (h) (k)	94	94
DTZ US Borrower LLC
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 11/04/21 (h)	276	274
1st Lien Term Loan, 5.02%, (3M LIBOR + 3.25%), 11/04/21 (h)	574	571
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 11/04/21 (h)	15	15
1st Lien Term Loan, 7.00%, (3M LIBOR + 3.25%), 11/04/21 (h)	2	2
Edelman Financial Center LLC
Term Loan, 5.97%, (3M LIBOR + 4.25%), 11/03/24 (h)	271	275
EIG Management Co. LLC
Term Loan B, 5.65%, (3M LIBOR + 3.75%), 01/30/25 (h)	627	631
Focus Financial Partners LLC
Term Loan, 4.44%, (3M LIBOR + 2.75%), 05/20/24 (h)	452	453
Genworth Financial Inc.
Term Loan, 0.00%, (3M LIBOR + 4.50%), 02/22/23 (h) (k)	285	290
GK Holdings Inc.
Term Loan, 7.69%, (3M LIBOR + 6.00%), 01/29/21 (h)	1,477	1,307
IG Investments Holdings LLC
Term Loan, 5.19%, (3M LIBOR + 3.50%), 10/31/21 (h)	457	462
Ineos US Finance LLC
Term Loan B, 3.65%, (3M LIBOR + 2.00%), 03/31/24 (h)	281	282
Institutional Shareholder Services Inc.
1st Lien Term Loan, 9.47%, (3M LIBOR + 7.75%), 08/06/24 (h)	150	151
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.75%), 09/20/24 (h)	571	572
Delayed Draw Term Loan, 5.80%, (3M LIBOR + 3.75%), 10/04/24 (h)	52	52
iStar Inc.
Term Loan, 4.69%, (3M LIBOR + 3.00%), 06/30/20 (b) (h)	138	139

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Term Loan, 4.84%, (3M LIBOR + 3.00%), 06/30/20 (b) (h)	124	125
Jane Street Group LLC
Term Loan B, 5.63%, (3M LIBOR + 3.75%), 08/25/22 (h)	538	540
Kingpin Intermediate Holdings LLC
Term Loan, 5.92%, (3M LIBOR + 4.25%), 06/26/24 (h)	448	453
Risk Strategies Co.
Term Loan, 6.27%, (3M LIBOR + 4.25%), 11/30/22 (b) (h) (j)	1,138	1,135
StepStone Group LP
Term Loan, 0.00%, (3M LIBOR + 4.00%), 03/14/25 (b) (h) (j) (k)	582	583
Travelport Finance Lux SARL
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 03/16/25 (h) (k)	158	158
Term Loan B, 1.00%, (3M LIBOR + 2.50%), 03/16/25 (h)	181	181
		12,984
Health Care 2.2%
ADMI Corp.
Term Loan B, 5.44%, (3M LIBOR + 3.75%), 04/29/22 (b) (h)	60	60
Term Loan B, 5.52%, (3M LIBOR + 3.75%), 04/29/22 (b) (h)	315	316
Term Loan B, 5.73%, (3M LIBOR + 3.75%), 04/29/22 (b) (h)	151	151
Affordable Care Holding Corp.
Term Loan, 6.40%, (3M LIBOR + 4.75%), 10/24/22 (b) (h)	443	443
Air Methods Corp.
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 04/12/24 (h)	176	176
Albany Molecular Research Inc.
Term Loan, 4.90%, (3M LIBOR + 3.25%), 08/08/24 (h)	455	457
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.38%, (3M LIBOR + 3.50%), 08/15/24 (h)	262	243
2nd Lien Term Loan, 9.63%, (3M LIBOR + 7.75%), 08/09/25 (h)	177	162
Amneal Pharmaceuticals LLC
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/23/25 (b) (h) (k)	486	486
ATI Holdings Acquisition Inc.
Term Loan, 5.20%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (h)	451	455
Beaver-Visitec International Inc.
Term Loan, 6.69%, (3M LIBOR + 5.00%), 08/18/23 (b) (h) (j)	521	521
BioClinica Inc.
Term Loan, 6.00%, (3M LIBOR + 4.25%), 10/06/23 (b) (h) (j)	964	940
Community Health Systems Inc.
Term Loan H, 0.00%, (3M LIBOR + 3.00%), 01/27/21 (h) (k)	166	159
Curo Health Services Holdings Inc.
Term Loan, 5.81%, (3M LIBOR + 4.00%), 02/07/22 (h)	509	507
CVS Holdings I LP
1st Lien Term Loan, 4.79%, (3M LIBOR + 3.00%), 02/01/25 (h)	336	334
DJO Finance LLC
Term Loan, 4.94%, (3M LIBOR + 3.25%), 06/27/20 (h)	62	62
Term Loan, 5.13%, (3M LIBOR + 3.25%), 06/27/20 (h)	61	61
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.19%, (3M LIBOR + 4.25%), 04/12/24 (h)	454	452
Envision Healthcare Corp.
Term Loan B, 4.88%, (3M LIBOR + 3.00%), 12/01/23 (h)	193	194
ExamWorks Group Inc.
Term Loan, 0.00%, (1M LIBOR + 3.25%), 07/27/23 (h) (k)	32	33
	Shares/Par[1]	Value ($)
HCA Inc.
Term Loan B-10, 3.88%, (3M LIBOR + 2.00%), 03/07/25 (h)	125	126
INC Research LLC
Term Loan B, 3.88%, (3M LIBOR + 2.25%), 06/24/24 (h)	380	381
Mallinckrodt International Finance SA
Term Loan B, 4.82%, (3M LIBOR + 3.00%), 02/24/25 (h)	377	377
MPH Acquisition Holdings LLC
Term Loan B, 4.44%, (3M LIBOR + 3.00%), 06/07/23 (h)	583	586
NMSC Holdings Inc.
Term Loan, 7.45%, (3M LIBOR + 5.00%), 04/11/23 (h)	303	299
Onex Carestream Finance LP
Term Loan B, 5.88%, (3M LIBOR + 4.00%), 06/07/19 (h)	289	290
Parexel International Corp.
Term Loan B, 4.40%, (3M LIBOR + 3.00%), 08/06/24 (h)	256	256
Pearl Intermediate Parent LLC
1st Lien Term Loan, 4.53%, (3M LIBOR + 2.75%), 02/01/25 (h)	245	242
Press Ganey Holdings Inc.
Term Loan, 4.65%, (3M LIBOR + 3.00%), 09/30/23 (h)	444	446
Professional Physical Therapy
Term Loan, 7.70%, (3M LIBOR + 6.00%), 12/16/22 (h) (j)	6	6
Term Loan, 7.70%, (3M LIBOR + 6.00%), 12/16/22 (b) (h) (j)	1,479	1,449
Prospect Medical Holdings Inc.
Term Loan B, 7.19%, (3M LIBOR + 5.50%), 02/12/24 (h)	506	506
Surgery Center Holdings Inc.
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 12/30/21 (h)	194	196
Term Loan B, 5.13%, (3M LIBOR + 3.25%), 06/18/24 (h)	411	410
Team Health Holdings Inc.
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 01/12/24 (h)	156	148
Tecomet Inc.
Term Loan B, 5.28%, (3M LIBOR + 3.75%), 04/18/24 (h)	421	423
Term Loan B, 7.25%, (3M Prime Rate + 2.50%), 04/18/24 (h)	1	1
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.50%), 03/13/22 (h)	394	398
Zest Dental Solutions Inc.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 03/08/25 (b) (h) (j) (k)	149	149
Term Loan, 5.61%, (3M LIBOR + 3.50%), 03/08/25 (h) (j)	312	312
		13,213
Industrials 1.6%
AECOM Technology Corp.
Term Loan, 0.00%, (3M LIBOR + 1.75%), 03/16/25 (h) (k)	125	125
Avis Budget Car Rental LLC
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 02/09/25 (b) (h) (k)	248	249
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.01%, (3M LIBOR + 4.25%), 06/16/24 (h)	599	605
Term Loan, 6.54%, (3M LIBOR + 4.25%), 06/16/24 (h)	5	5
Brickman Group Ltd. LLC
2nd Lien Term Loan, 8.31%, (1M LIBOR + 6.50%), 12/15/21 (h)	293	294
CareerBuilder LLC
Term Loan, 8.44%, (3M LIBOR + 6.75%), 08/27/23 (h)	257	256
Compass Power Generation LLC
Term Loan B, 5.39%, (3M LIBOR + 4.00%), 12/12/24 (h)	125	126

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Cortes NP Acquisition Corp.
Term Loan B, 5.67%, (3M LIBOR + 4.00%), 11/30/23 (h)	356	358
DG Investment Intermediate Holdings 2 Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 01/31/25 (h) (k)	325	324
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.00%), 01/31/25 (h)	113	113
EAB Global Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.75%), 08/15/22 (h)	470	470
Emerald Expositions Holding Inc.
Term Loan B, 4.42%, (3M LIBOR + 2.75%), 05/22/24 (h)	645	652
Engility Corp.
Term Loan, 4.40%, (3M LIBOR + 3.25%), 08/12/23 (h)	558	557
Mueller Water Products Inc.
Term Loan B, 4.15%, (1M LIBOR + 2.50%), 11/25/21 (h)	19	19
Term Loan B, 4.38%, (1M LIBOR + 2.50%), 11/25/21 (h)	319	321
Term Loan B, 4.80%, (1M LIBOR + 2.50%), 11/24/21 - 11/25/21 (h)	152	152
Ply Gem Industries Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/29/25 (b) (h) (j) (k)	412	412
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 05/02/22 (h)	448	451
Road Infrastructure Investment LLC
Term Loan, 5.15%, (3M LIBOR + 3.50%), 06/13/23 (h)	960	961
SharkNinja Operating LLC
Term Loan B, 5.65%, (3M LIBOR + 4.00%), 10/03/24 (b) (h)	307	311
SMG Holdings Inc.
1st Lien Term Loan, 4.89%, (3M LIBOR + 3.25%), 01/11/25 (h)	140	141
SRP Cos. Inc.
Term Loan, 8.19%, (3M LIBOR + 6.50%), 09/13/23 (b) (h)	103	102
Term Loan, 8.38%, (3M LIBOR + 6.50%), 09/13/23 (b) (h)	23	23
Term Loan, 8.48%, (3M LIBOR + 6.50%), 09/13/23 (b) (h)	79	79
Term Loan, 8.79%, (3M LIBOR + 6.50%), 09/13/23 (b) (h)	11	11
Term Loan, 8.38%, (3M LIBOR + 6.50%), 09/22/23 (h)	295	294
Term Loan, 8.55%, (3M LIBOR + 6.50%), 09/13/23 - 09/22/23 (b) (h)	1,068	1,066
Term Loan, 10.25%, (3M Prime Rate + 5.50%), 09/22/23 (h)	3	3
Titan Acquisition Ltd.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/16/25 (h) (k)	338	337
USIC Holdings Inc.
Term Loan B, 5.00%, (3M LIBOR + 3.50%), 12/09/23 (h)	456	459
XPO Logistics Inc.
Term Loan, 3.92%, (3M LIBOR + 2.00%), 02/23/25 (h)	125	125
		9,401
Information Technology 1.8%
Almonde Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.50%), 04/26/24 (h)	212	212
2nd Lien Term Loan, 9.23%, (3M LIBOR + 7.25%), 04/27/25 (h)	585	578
Applied Systems Inc.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 09/06/24 (h)	124	125
Ascend Learning LLC
Term Loan B, 4.65%, (3M LIBOR + 3.00%), 06/29/24 (h)	451	453
	Shares/Par[1]	Value ($)
Avast Software BV
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 09/30/23 (h)	444	447
AVSC Holding Corp.
Term Loan, 4.91%, (3M LIBOR + 3.25%), 02/23/25 (h)	77	77
Term Loan, 5.26%, (3M LIBOR + 3.25%), 02/23/25 (h)	93	93
Compuware Corp.
Term Loan, 5.13%, (1M LIBOR + 4.25%), 12/15/21 (h)	597	604
Dell Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.00%), 09/07/23 (h) (k)	351	351
Epicor Software Corp.
Term Loan, 4.90%, (3M LIBOR + 3.75%), 06/01/22 (h)	587	589
Flexential Intermediate Corp.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 07/24/24 (h)	451	452
Marketo Inc.
1st Lien Term Loan, 5.04%, (3M LIBOR + 3.25%), 01/30/25 (h)	325	324
Mediaocean LLC
Term Loan, 5.90%, (3M LIBOR + 4.25%), 08/04/22 (h)	234	235
MH Sub I LLC
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.75%), 08/09/24 (h)	490	490
Navicure Inc.
Term Loan B, 5.42%, (3M LIBOR + 3.75%), 11/01/24 (h)	297	298
Netsmart Technologies Inc.
Term Loan, 6.19%, (3M LIBOR + 4.50%), 04/19/23 (b) (h) (j)	591	597
NeuStar Inc.
Term Loan B-4, 5.20%, (3M LIBOR + 3.50%), 08/08/24 (h)	465	466
Omnitracs LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/13/25 (h) (k)	322	322
Radiate Holdco LLC
1st Lien Term Loan, 4.88%, (3M LIBOR + 3.00%), 12/09/23 (h)	325	323
Red Ventures LLC
Term Loan, 5.65%, (3M LIBOR + 4.00%), 10/31/24 (h)	260	262
Riverbed Technology Inc.
Term Loan, 4.90%, (3M LIBOR + 3.25%), 04/22/22 (h)	492	490
Skillsoft Corp.
1st Lien Term Loan, 6.40%, (1M LIBOR + 4.75%), 04/28/21 (h)	207	199
Sophia LP
Term Loan B, 4.94%, (1M LIBOR + 3.25%), 09/30/22 (h)	631	632
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 0.00%, (3M LIBOR + 2.50%), 02/27/25 (h) (k)	108	109
SS&C Technologies Inc.
Term Loan B-3, 0.00%, (3M LIBOR + 2.50%), 02/27/25 (h) (k)	304	305
Vencore Inc.
Term Loan, 6.44%, (3M LIBOR + 4.75%), 11/23/19 (h)	582	583
Term Loan, 10.63%, (3M LIBOR + 8.75%), 05/23/20 (h)	350	352
Weld North Education LLC
Term Loan, 6.09%, (3M LIBOR + 4.25%), 02/08/25 (h)	565	567
WEX Inc.
Term Loan B-2, 4.13%, (3M LIBOR + 2.75%), 06/30/24 (h)	632	636
		11,171

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Materials 1.6%
Anchor Glass Container Corp.
1st Lien Term Loan, 4.40%, (1M LIBOR + 2.75%), 12/07/23 (h)	244	236
1st Lien Term Loan, 4.49%, (1M LIBOR + 2.75%), 12/07/23 (h)	403	391
1st Lien Term Loan, 9.49%, (3M LIBOR + 7.75%), 11/22/24 (h)	214	205
ASP Chromaflo Dutch I BV
Term Loan B-2, 5.15%, (3M LIBOR + 4.00%), 11/03/23 (h)	397	399
ASP Chromaflo Intermediate Holdings Inc.
Term Loan B-1, 5.15%, (3M LIBOR + 4.00%), 11/03/23 (h)	305	307
Avantor Inc.
1st Lien Term Loan, 5.65%, (3M LIBOR + 4.00%), 09/22/24 (h)	607	613
Berlin Packaging LLC
Term Loan B, 4.90%, (3M LIBOR + 3.25%), 11/22/21 (h)	169	169
Term Loan B, 4.92%, (3M LIBOR + 3.25%), 11/22/21 (h)	55	55
Term Loan B, 4.95%, (3M LIBOR + 3.25%), 11/22/21 (h)	132	132
2nd Lien Term Loan, 8.42%, (3M LIBOR + 6.75%), 09/30/22 (h)	150	151
Berry Global Inc.
Term Loan Q, 3.74%, (3M LIBOR + 2.00%), 01/19/24 (h)	69	70
BWAY Holding Co.
Term Loan B, 4.96%, (3M LIBOR + 3.25%), 04/03/24 (h)	344	345
Term Loan B, 7.00%, (3M LIBOR + 3.25%), 04/03/24 (h)	1	1
Consolidated Container Co. LLC
1st Lien Term Loan, 4.88%, (1M LIBOR + 3.50%), 05/10/24 (h)	253	255
1st Lien Term Loan, 4.65%, (1M LIBOR + 3.00%), 05/22/24 (h)	52	52
CPG International Inc.
Term Loan, 5.59%, (3M LIBOR + 3.75%), 05/03/24 (h)	447	450
Emerald Performance Materials LLC
1st Lien Term Loan, 5.15%, (1M LIBOR + 3.50%), 07/23/21 (h)	494	498
Flex Acquisition Co. Inc.
1st Lien Term Loan, 4.69%, (3M LIBOR + 3.00%), 12/15/23 (h)	582	585
Global Brass & Copper Inc.
Term Loan, 4.94%, (3M LIBOR + 3.25%), 07/18/23 (b) (h)	124	125
GrafTech Finance Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.50%), 02/01/25 (b) (h)	501	501
GYP Holdings III Corp.
Term Loan, 4.77%, (3M LIBOR + 3.00%), 04/01/23 (h)	268	269
IBC Capital Ltd.
Term Loan, 5.82%, (1M LIBOR + 3.75%), 08/04/21 (h)	735	736
KMG Chemicals Inc.
Term Loan, 4.40%, (3M LIBOR + 2.75%), 06/11/24 (h)	122	122
Loparex International BV
Term Loan, 0.00%, (3M LIBOR + 4.25%), 03/29/25 (b) (h) (j) (k)	261	263
MacDermid Inc.
Term Loan B-7, 4.38%, (3M LIBOR + 2.50%), 06/07/20 (h)	279	280
Term Loan B-6, 4.88%, (3M LIBOR + 3.00%), 06/07/23 (h)	4	4
PLZ Aeroscience Corp.
Term Loan, 5.19%, (3M LIBOR + 3.50%), 07/31/22 (h)	241	242
Term Loan, 5.62%, (3M LIBOR + 3.50%), 07/31/22 (h)	108	109
Term Loan, 5.80%, (3M LIBOR + 3.50%), 07/31/22 (h)	112	113
	Shares/Par[1]	Value ($)
PQ Corp.
Term Loan B, 4.29%, (3M LIBOR + 2.50%), 02/08/25 (h)	476	478
Prince Minerals Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 03/20/25 (h) (k)	282	284
Pro Mach Group Inc.
Term Loan B, 5.03%, (3M LIBOR + 3.00%), 03/07/25 (h)	344	344
Solenis International LP
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 07/02/21 - 07/31/21 (h)	62	61
2nd Lien Term Loan, 8.73%, (3M LIBOR + 6.75%), 07/02/22 (h)	590	557
Tank Holding Corp.
Term Loan B, 5.19%, (3M LIBOR + 3.50%), 03/16/22 (h)	196	197
Term Loan B, 5.20%, (3M LIBOR + 3.50%), 03/22/22 (h)	30	30
Univar Inc.
Term Loan B, 4.38%, (3M LIBOR + 2.50%), 07/01/24 (h)	57	58
		9,687
Real Estate 0.2%
Capital Automotive LP
2nd Lien Term Loan, 7.88%, (3M LIBOR + 6.00%), 03/21/25 (h)	579	584
Iron Mountain Inc.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/02/26 (h) (k)	199	198
Realogy Corp.
Term Loan B, 3.96%, (3M LIBOR + 2.25%), 01/25/25 (h)	79	79
VICI Properties 1 LLC
Term Loan B, 3.85%, (3M LIBOR + 2.25%), 12/13/24 (h)	174	174
		1,035
Telecommunication Services 0.5%
Avaya Inc.
Term Loan B, 6.54%, (3M LIBOR + 4.75%), 11/09/24 (h)	432	435
CenturyLink Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 01/15/25 (h)	239	235
MacDonald Dettwiler & Associates Ltd.
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 07/07/24 (h)	349	349
Sprint Communications Inc.
1st Lien Term Loan B, 4.44%, (3M LIBOR + 2.50%), 02/01/24 (h)	221	221
Syniverse Holdings Inc.
1st Lien Term Loan, 6.72%, (3M LIBOR + 5.00%), 02/09/23 (h)	302	305
Triple Point Technology Inc.
Term Loan, 5.94%, (3M LIBOR + 4.25%), 07/10/20 (h)	1,099	991
Vestcom Parent Holdings Inc.
Term Loan, 5.65%, (3M LIBOR + 4.00%), 12/15/23 (b) (h)	321	322
Term Loan, 7.75%, (3M Prime Rate + 3.00%), 12/16/23 (b) (h)	—	—
		2,858
Utilities 0.1%
Dynegy Inc.
Term Loan C-2, 4.60%, (1M LIBOR + 2.75%), 02/07/24 (h)	140	140
Nautilus Power LLC
Term Loan B, 5.90%, (3M LIBOR + 4.25%), 04/28/24 (h)	189	192
		332
Total Senior Loan Interests (cost $93,642)		92,826
OTHER EQUITY INTERESTS 0.0%
Peabody Energy Corp. Escrow (j) (l) (m)	3,150	—
Total Other Equity Interests (cost $0)		—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 11.9%
Investment Companies 4.7%
JNL Government Money Market Fund - Institutional Class, 1.55% (n) (o)	29,033	29,033
Securities Lending Collateral 7.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (o)	43,666	43,666
Total Short Term Investments (cost $72,699)		72,699
Total Investments 106.9% (cost $657,945)		650,498
Other Assets and Liabilities, Net (6.9)%		(41,745)
Total Net Assets 100.0%		608,753

(a) The Fund had an unfunded commitment at March 31, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) All or portion of the security was on loan.

(e) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $219,061 and 36.0%, respectively.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(l) Non-income producing security.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Block Communications Inc., 6.88%, 02/15/25	02/10/17	1,504	1,481	0.2
CCM Merger Inc., 6.00%, 03/15/22	03/09/17	400	404	0.1
Cemex Finance LLC, 6.00%, 04/01/24	03/20/18	728	725	0.1
Clearwater Seafoods Inc., 6.88%, 05/01/25	04/24/17	899	836	0.1
Dole Food Co. Inc., 7.25%, 06/15/25	03/24/17	675	692	0.1
EMI Music Publishing Group North America Holdings Inc., 7.63%, 06/15/24	05/31/17	768	811	0.1
Intrepid Aviation Group Holdings LLC, 6.88%, 02/15/19	07/21/16	1,935	1,980	0.3
Midas Intermediate Holdco II LLC, 7.88%, 10/01/22	08/12/16	1,057	1,050	0.2
PF Chang's China Bistro Inc., 10.25%, 06/30/20	08/10/17	2,514	1,872	0.3
Salem Media Group Inc., 6.75%, 06/01/24	05/12/17	1,013	961	0.2
Townsquare Media Inc., 6.50%, 04/01/23	03/23/17	2,469	2,309	0.4
Viking Cruises Ltd., 6.25%, 05/15/25	09/14/16	944	1,008	0.2
		14,906	14,129	2.3

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

DG Investment Intermediate Holdings 2 Inc. Delayed Draw Term Loan	47	—
Lakeland Tours LLC Term Loan	9	—
Pearl Intermediate Parent LLC Delayed Draw Term Loan	72	(1)
PQ Corp. Term Loan B	1	—
TGP Holdings III LLC Term Loan	87	1
	216	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Consumer Discretionary 16.6%
1-800-Flowers.com Inc. - Class A (a)	4	42
Aaron's Inc.	8	350
Abercrombie & Fitch Co. - Class A	9	224
Adient Plc	6	335
Adtalem Global Education Inc. (a)	7	326
Advance Auto Parts Inc.	5	549
AH Belo Corp. - Class A	3	14
Amazon.com Inc. (a)	18	25,918
AMC Entertainment Holdings Inc. - Class A (b)	6	89
AMC Networks Inc. - Class A (a)	5	265
American Axle & Manufacturing Holdings Inc. (a)	17	254
American Eagle Outfitters Inc.	23	455
American Outdoor Brands Corp. (a) (b)	6	66
American Public Education Inc. (a)	2	82
America's Car-Mart Inc. (a)	1	49
Aptiv Plc	11	916
ARAMARK Corp.	19	763
Asbury Automotive Group Inc. (a)	3	209
Ascena Retail Group Inc. (a)	17	34
Ascent Capital Group Inc. - Class A (a)	1	5
At Home Group Inc. (a)	3	111
Autoliv Inc. (b)	7	1,086
AutoNation Inc. (a) (b)	13	588
AutoZone Inc. (a)	1	519
AV Homes Inc. (a) (b)	1	17
Barnes & Noble Education Inc. (a)	6	43
Barnes & Noble Inc.	6	30
Bassett Furniture Industries Inc.	—	15
Beazer Homes USA Inc. (a)	7	108
Bed Bath & Beyond Inc.	17	366
Belmond Ltd. - Class A (a)	11	119
Best Buy Co. Inc.	34	2,357
Big 5 Sporting Goods Corp. (b)	2	17
Big Lots Inc. (b)	6	280
Biglari Holdings Inc. (a)	—	46
BJ's Restaurants Inc.	3	115
Bloomin' Brands Inc.	9	221
Bojangles' Inc. (a)	3	44
Booking Holdings Inc. (a)	2	3,279
BorgWarner Inc.	14	728
Bravo Brio Restaurant Group Inc. (a)	1	4
Bridgepoint Education Inc. (a)	4	30
Bright Horizons Family Solutions Inc. (a)	7	723
Brinker International Inc. (b)	5	180
Brunswick Corp.	11	645
Buckle Inc. (b)	1	30
Build-A-Bear Workshop Inc. (a)	2	19
Burlington Stores Inc. (a)	4	584
Cable One Inc.	1	462
Caleres Inc.	5	162
Callaway Golf Co.	8	123
Cambium Learning Group Inc. (a)	3	35
Capella Education Co.	1	118
Career Education Corp. (a)	9	120
Carmax Inc. (a) (b)	15	945
Carnival Plc	10	650
Carriage Services Inc.	2	58
Carrol's Restaurant Group Inc. (a)	5	57
Carter's Inc.	7	697
Cato Corp. - Class A	2	34
Cavco Industries Inc. (a)	1	122
CBS Corp. - Class A	—	10
CBS Corp. - Class B	15	768
Century Communities Inc. (a)	2	54
Charter Communications Inc. - Class A (a)	10	3,017
Cheesecake Factory Inc. (b)	6	268
Cherokee Inc. (a)	1	1
Chico's FAS Inc.	23	206
Childrens Place Retail Stores Inc.	2	297
Chipotle Mexican Grill Inc. (a)	1	259
Choice Hotels International Inc.	6	444
	Shares/Par[1]	Value ($)
Christopher & Banks Corp. (a) (b)	6	7
Chuy's Holdings Inc. (a)	2	48
Cinemark Holdings Inc.	14	531
Citi Trends Inc.	2	57
Clear Channel Outdoor Holdings Inc. - Class A	5	25
Collectors Universe Inc.	—	5
Columbia Sportswear Co.	6	493
Comcast Corp. - Class A	237	8,091
Conn's Inc. (a) (b)	2	82
Container Store Group Inc. (a) (b)	3	16
Cooper Tire & Rubber Co.	6	179
Cooper-Standard Holding Inc. (a)	3	371
Core-Mark Holding Co. Inc.	4	85
Cracker Barrel Old Country Store Inc. (b)	4	630
Crocs Inc. (a)	14	223
CSS Industries Inc.	—	7
Culp Inc.	2	46
D.R. Horton Inc.	22	980
Dana Holding Corp.	21	545
Darden Restaurants Inc.	7	603
Dave & Buster's Entertainment Inc. (a)	7	278
Deckers Outdoor Corp. (a)	5	410
Del Frisco's Restaurant Group Inc. (a)	3	43
Del Taco Restaurants Inc. (a)	3	30
Delphi Technologies Plc	6	287
Denny's Corp. (a)	8	120
Destination Maternity Corp. (a) (b)	1	2
Destination XL Group Inc. (a)	3	5
Dick's Sporting Goods Inc.	10	334
Dillard's Inc. - Class A (b)	4	300
Dine Brands Global Inc.	2	140
Discovery Communications Inc. - Class A (a) (b)	16	342
Discovery Communications Inc. - Class C (a)	24	478
DISH Network Corp. - Class A (a)	9	356
Dixie Group Inc. - Class A (a)	—	1
Dollar General Corp.	13	1,220
Dollar Tree Inc. (a)	12	1,124
Domino's Pizza Inc.	2	514
Dorman Products Inc. (a)	3	220
DSW Inc. - Class A	8	188
Dunkin' Brands Group Inc. (b)	9	543
El Pollo Loco Holdings Inc. (a)	2	16
Eldorado Resorts Inc. (a) (b)	4	120
Entercom Communications Corp. - Class A (b)	13	130
Entravision Communications Corp. - Class A	6	26
Escalade Inc.	1	12
Ethan Allen Interiors Inc.	3	78
EW Scripps Co. - Class A	8	93
Expedia Inc.	4	494
Express Inc. (a)	8	56
Famous Dave's Of America Inc. (a) (b)	1	4
Fiesta Restaurant Group Inc. (a) (b)	3	52
Finish Line Inc. - Class A (b)	4	56
Five Below Inc. (a)	6	439
Flexsteel Industries Inc.	1	29
Foot Locker Inc.	12	562
Ford Motor Co.	196	2,173
Fossil Group Inc. (a)	5	66
Fox Factory Holding Corp. (a)	4	133
Francesca's Holdings Corp. (a)	6	29
Fred's Inc. - Class A (b)	4	11
FTD Cos. Inc. (a)	3	11
GameStop Corp. - Class A (b)	12	151
Gannett Co. Inc.	22	218
Gap Inc.	44	1,379
Garmin Ltd.	11	632
GCI Liberty Inc. - Class A (a)	9	493
General Motors Co.	69	2,491
Genesco Inc. (a)	2	77
Gentex Corp.	32	742
Gentherm Inc. (a)	4	137
Genuine Parts Co.	9	818
G-III Apparel Group Ltd. (a)	8	284
Global Eagle Entertainment Inc. (a) (b)	6	9
Goodyear Tire & Rubber Co.	27	719

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
GoPro Inc. - Class A (a) (b)	8	38
Graham Holdings Co.	—	192
Grand Canyon Education Inc. (a)	6	586
Gray Television Inc. (a)	6	74
Green Brick Partners Inc. (a)	1	7
Group 1 Automotive Inc.	2	144
Groupon Inc. - Class A (a)	49	214
Guess Inc.	7	149
H&R Block Inc.	20	513
Habit Restaurants Inc. - Class A (a) (b)	1	11
Hamilton Beach Brands Holding Co.	1	21
HanesBrands Inc. (b)	20	373
Harley-Davidson Inc.	13	557
Harte-Hanks Inc. (a)	—	4
Hasbro Inc.	6	467
Haverty Furniture Cos. Inc.	2	31
Helen of Troy Ltd. (a)	3	244
Hibbett Sports Inc. (a)	2	45
Hilton Grand Vacations Inc. (a)	8	336
Hilton Worldwide Holdings Inc.	11	889
Home Depot Inc.	52	9,188
Hooker Furniture Corp.	1	49
Horizon Global Corp. (a) (b)	2	15
Houghton Mifflin Harcourt Co. (a)	8	54
Hovnanian Enterprises Inc. - Class A (a)	7	13
Hyatt Hotels Corp. - Class A	2	172
Iconix Brand Group Inc. (a)	6	6
ILG Inc.	12	369
IMAX Corp. (a)	2	43
Installed Building Products Inc. (a)	3	164
International Game Technology Plc	17	451
Interpublic Group of Cos. Inc.	23	531
iRobot Corp. (a) (b)	2	120
J Alexander's Holdings Inc. (a)	—	2
J.C. Penney Co. Inc. (a) (b)	39	117
Jack in the Box Inc.	3	252
Jamba Inc. (a) (b)	1	5
John Wiley & Sons Inc. - Class A	6	352
John Wiley & Sons Inc. - Class B	—	6
Johnson Outdoors Inc. - Class A	1	60
K12 Inc. (a)	5	65
KB Home	7	204
Kirkland's Inc. (a)	1	15
Kohl's Corp.	18	1,209
Kona Grill Inc. (a) (b)	1	2
La Quinta Holdings Inc. (a)	11	213
Lakeland Industries Inc. (a)	—	2
Lands' End Inc. (a)	1	35
Las Vegas Sands Corp.	19	1,351
La-Z-Boy Inc.	5	151
LCI Industries	3	301
Lear Corp.	9	1,584
Leggett & Platt Inc.	10	437
Lennar Corp. - Class A	19	1,101
Lennar Corp. - Class B	1	50
LGI Homes Inc. (a) (b)	—	10
Libbey Inc.	2	12
Liberty Braves Group - Class A (a)	—	8
Liberty Braves Group - Class C (a)	1	15
Liberty Broadband Corp. - Class A (a)	1	103
Liberty Broadband Corp. - Class C (a)	5	468
Liberty Expedia Holdings Inc. - Class A (a)	3	132
Liberty Interactive Corp. QVC Group - Class A (a)	37	923
Liberty Media Group - Class A (a)	1	26
Liberty Media Group - Class C (a)	2	52
Liberty SiriusXM Group - Class A (a)	4	148
Liberty SiriusXM Group - Class C (a)	7	277
Liberty Tax Inc. - Class A (b)	1	9
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	78
Lifetime Brands Inc.	1	14
Limited Brands Inc.	6	220
Lindblad Expeditions Holdings Inc. (a)	3	29
Lions Gate Entertainment Corp. - Class A (b)	5	117
Lions Gate Entertainment Corp. - Class B	6	137
Lithia Motors Inc. - Class A (b)	3	292
	Shares/Par[1]	Value ($)
Live Nation Inc. (a)	15	618
LKQ Corp. (a)	24	926
Lowe's Cos. Inc.	36	3,165
Luby's Inc. (a)	1	4
Lululemon Athletica Inc. (a)	6	492
Lumber Liquidators Holdings Inc. (a) (b)	1	24
M/I Homes Inc. (a)	2	70
Macy's Inc.	42	1,235
Madison Square Garden Co. - Class A (a)	2	405
Malibu Boats Inc. - Class A (a)	2	54
Marcus Corp.	2	67
Marine Products Corp.	2	24
MarineMax Inc. (a)	3	55
Marriott International Inc. - Class A	10	1,296
Marriott Vacations Worldwide Corp.	3	388
Mattel Inc. (b)	20	270
McClatchy Co. - Class A (a)	1	6
McDonald's Corp.	29	4,489
MDC Holdings Inc.	6	173
Meredith Corp.	5	248
Meritage Homes Corp. (a)	4	203
MGM Resorts International	45	1,560
Michael Kors Holdings Ltd. (a)	11	667
Michaels Cos. Inc. (a)	17	335
Modine Manufacturing Co. (a)	4	94
Mohawk Industries Inc. (a)	4	1,018
Monarch Casino & Resort Inc. (a)	1	30
Monro Inc.	3	150
Motorcar Parts of America Inc. (a)	2	42
Movado Group Inc.	1	42
MSG Networks Inc. - Class A (a)	6	130
Murphy USA Inc. (a)	5	356
Nathan's Famous Inc.	1	44
National CineMedia Inc.	5	28
Nautilus Inc. (a)	3	45
Netflix Inc. (a)	9	2,568
New Home Co. Inc. (a)	1	10
New Media Investment Group Inc.	2	31
New York & Co. Inc. (a)	5	17
New York Times Co. - Class A	10	247
Newell Brands Inc.	8	198
News Corp. - Class A	16	253
News Corp. - Class B	7	119
NexStar Media Group Inc. - Class A (b)	6	394
Nike Inc. - Class B	48	3,198
Nordstrom Inc.	10	506
Norwegian Cruise Line Holdings Ltd. (a)	19	993
NutriSystem Inc. (b)	3	69
NVR Inc. (a)	—	448
Office Depot Inc.	52	112
Ollie's Bargain Outlet Holdings Inc. (a)	6	345
Omnicom Group Inc.	12	851
O'Reilly Automotive Inc. (a)	4	1,034
Overstock.com Inc. (a)	2	63
Oxford Industries Inc.	2	148
Papa John's International Inc.	4	204
Party City Holdco Inc. (a) (b)	9	146
Penn National Gaming Inc. (a)	4	102
Penske Automotive Group Inc.	10	452
Perry Ellis International Inc. (a)	1	31
PetMed Express Inc. (b)	2	96
Pico Holdings Inc.	3	38
Pier 1 Imports Inc.	9	29
Pinnacle Entertainment Inc. (a)	3	94
Planet Fitness Inc. - Class A (a)	8	315
Polaris Industries Inc. (b)	5	608
Pool Corp.	4	513
Potbelly Corp. (a)	2	25
Pulte Homes Inc.	20	599
PVH Corp.	4	677
Ralph Lauren Corp. - Class A	3	369
RCI Hospitality Holdings Inc.	1	23
Reading International Inc. - Class A (a)	2	30
Red Lion Hotels Corp. (a)	2	20
Red Robin Gourmet Burgers Inc. (a)	1	85

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Red Rock Resorts Inc. - Class A	9	264
Regis Corp. (a)	4	61
Rent-A-Center Inc. (b)	6	48
RH (a) (b)	3	272
Rocky Brands Inc.	1	13
Ross Stores Inc.	17	1,349
Royal Caribbean Cruises Ltd.	6	655
Ruth's Hospitality Group Inc.	5	116
Sally Beauty Holdings Inc. (a)	12	205
Scholastic Corp.	3	136
Scientific Games Corp. - Class A (a)	8	336
Sears Hometown and Outlet Stores Inc. (a)	—	1
Sequential Brands Group Inc. (a)	3	6
Service Corp. International	16	612
ServiceMaster Global Holdings Inc. (a)	11	569
Shake Shack Inc. - Class A (a) (b)	—	17
Shiloh Industries Inc. (a)	1	7
Shoe Carnival Inc.	2	41
Shutterfly Inc. (a)	3	261
Signet Jewelers Ltd.	9	335
Sinclair Broadcast Group Inc. - Class A (b)	11	338
Sirius XM Holdings Inc. (b)	62	388
Six Flags Entertainment Corp.	9	551
Skechers U.S.A. Inc. - Class A (a)	16	611
Sleep Number Corp. (a)	5	184
Sonic Automotive Inc. - Class A	4	83
Sonic Corp. (b)	4	110
Sotheby's (a)	5	267
Speedway Motorsports Inc.	3	55
Sportsman's Warehouse Holdings Inc. (a) (b)	3	13
Stage Stores Inc.	3	6
Standard Motor Products Inc.	2	114
Starbucks Corp.	61	3,543
Steven Madden Ltd.	7	287
Stoneridge Inc. (a)	3	85
Strattec Security Corp.	—	8
Strayer Education Inc.	1	120
Sturm Ruger & Co. Inc. (b)	2	107
Superior Industries International Inc.	2	25
Superior Uniform Group Inc.	1	26
Tapestry Inc.	18	935
Target Corp.	27	1,866
Taylor Morrison Home Corp. - Class A (a)	10	232
Tegna Inc.	27	311
Tempur Sealy International Inc. (a) (b)	6	255
Tenneco Inc.	8	425
Tesla Inc. (a)	1	361
Texas Roadhouse Inc.	8	463
Thor Industries Inc.	6	644
Tiffany & Co.	9	859
Tile Shop Holdings Inc.	6	36
Tilly's Inc. - Class A	1	12
Time Warner Inc.	29	2,775
TJX Cos. Inc.	28	2,252
Toll Brothers Inc.	8	340
TopBuild Corp. (a)	4	315
Tower International Inc.	3	72
Townsquare Media Inc. - Class A	2	13
Tractor Supply Co.	8	493
TRI Pointe Homes Inc. (a)	16	261
TripAdvisor Inc. (a) (b)	4	180
Tronc Inc. (a)	5	81
Tuesday Morning Corp. (a)	4	18
Tupperware Brands Corp.	4	187
Twenty-First Century Fox Inc. - Class A	42	1,530
Twenty-First Century Fox Inc. - Class B	19	683
Ulta Beauty Inc. (a)	4	723
Under Armour Inc. - Class A (a) (b)	13	209
Under Armour Inc. - Class C (a) (b)	13	187
Unifi Inc. (a)	2	77
Universal Electronics Inc. (a)	1	43
Universal Technical Institute Inc. (a)	2	5
Urban Outfitters Inc. (a)	14	516
Vail Resorts Inc.	2	427
Vera Bradley Inc. (a)	3	33
	Shares/Par[1]	Value ($)
VF Corp.	11	792
Viacom Inc. - Class A (b)	1	53
Viacom Inc. - Class B	39	1,209
Vista Outdoor Inc. (a)	6	99
Visteon Corp. (a)	4	443
Vitamin Shoppe Inc. (a) (b)	2	9
VOXX International Corp. - Class A (a)	2	9
Walt Disney Co.	55	5,548
Wayfair Inc. - Class A (a)	1	68
Weight Watchers International Inc. (a)	6	369
Wendy's Co.	36	627
Weyco Group Inc.	1	32
Whirlpool Corp.	8	1,254
William Lyon Homes - Class A (a) (b)	2	60
Williams-Sonoma Inc. (b)	13	662
Wingstop Inc.	3	128
Winmark Corp.	—	32
Winnebago Industries Inc.	3	109
Wolverine World Wide Inc.	9	255
World Wrestling Entertainment Inc. - Class A	3	96
Wyndham Worldwide Corp.	7	749
Wynn Resorts Ltd.	5	941
Yum! Brands Inc.	11	977
Zagg Inc. (a)	4	46
Zumiez Inc. (a)	3	80
		191,013
Consumer Staples 7.1%
Alico Inc.	1	22
Alliance One International Inc. (a)	1	23
Altria Group Inc.	84	5,231
Andersons Inc.	3	107
Archer-Daniels-Midland Co.	9	386
Avon Products Inc. (a)	42	120
B&G Foods Inc. (b)	7	173
Blue Buffalo Pet Products Inc. (a)	18	736
Boston Beer Co. Inc. - Class A (a)	1	189
Brown-Forman Corp. - Class A	3	168
Brown-Forman Corp. - Class B	17	951
Bunge Ltd.	6	418
Calavo Growers Inc. (b)	2	153
Cal-Maine Foods Inc. (a)	5	203
Campbell Soup Co.	18	787
Casey's General Stores Inc.	5	497
Central Garden & Pet Co. (a)	1	49
Central Garden & Pet Co. - Class A (a)	5	208
Chefs' Warehouse Inc. (a)	3	58
Church & Dwight Co. Inc.	12	607
Clorox Co.	8	1,025
Coca-Cola Bottling Co.	1	176
Coca-Cola Co.	151	6,541
Colgate-Palmolive Co.	25	1,783
ConAgra Brands Inc.	19	701
Constellation Brands Inc. - Class A	5	1,142
Constellation Brands Inc. - Class B	—	2
Costco Wholesale Corp.	18	3,480
Coty Inc. - Class A	28	508
Craft Brewers Alliance Inc. (a)	1	28
CVS Health Corp.	41	2,535
Darling Ingredients Inc. (a)	14	250
Dean Foods Co.	13	112
Dr. Pepper Snapple Group Inc.	11	1,280
Edgewell Personal Care Co. (a)	4	205
Energizer Holdings Inc. (b)	5	326
Estee Lauder Cos. Inc. - Class A	7	1,123
Farmer Bros. Co. (a)	2	47
Flowers Foods Inc.	14	303
Fresh Del Monte Produce Inc.	5	247
General Mills Inc.	23	1,055
Hain Celestial Group Inc. (a)	9	285
Herbalife Ltd. (a)	7	673
Hershey Co.	6	576
Hormel Foods Corp. (b)	24	828
Hostess Brands Inc. - Class A (a)	6	89
HRG Group Inc. (a)	27	448

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Ingles Markets Inc. - Class A	2	62
Ingredion Inc.	6	770
Inter Parfums Inc.	3	125
J&J Snack Foods Corp.	2	230
JM Smucker Co.	8	998
John B. Sanfilippo & Son Inc.	1	50
Kellogg Co.	10	655
Kimberly-Clark Corp.	14	1,554
Kraft Heinz Foods Co.	10	621
Kroger Co.	58	1,381
Lamb Weston Holdings Inc.	6	355
Lancaster Colony Corp.	3	393
Landec Corp. (a)	3	35
Limoneira Co.	1	26
Mannatech Inc.	—	5
McCormick & Co. Inc.	5	566
Medifast Inc.	1	112
MGP Ingredients Inc. (b)	2	169
Molson Coors Brewing Co. - Class B	16	1,204
Mondelez International Inc. - Class A	23	939
Monster Beverage Corp. (a)	11	604
National Beverage Corp.	2	195
Natural Grocers by Vitamin Cottage Inc. (a)	—	2
Natural Health Trends Corp. (b)	—	3
Nature's Sunshine Products Inc.	1	8
Nu Skin Enterprises Inc. - Class A	6	458
Oil-Dri Corp. of America	—	16
Orchids Paper Products Co. (b)	1	7
PepsiCo Inc.	62	6,741
Performance Food Group Co. (a)	12	346
Philip Morris International Inc.	45	4,454
Pilgrim's Pride Corp. (a)	18	432
Pinnacle Foods Inc.	7	378
Post Holdings Inc. (a)	9	716
PriceSmart Inc.	3	235
Primo Water Corp. (a)	2	28
Procter & Gamble Co.	76	5,994
Revlon Inc. - Class A (a)	3	69
Rite Aid Corp. (a) (b)	93	156
Sanderson Farms Inc.	3	402
Seneca Foods Corp. - Class A (a)	1	19
SpartanNash Co.	3	55
Spectrum Brands Holdings Inc. (b)	2	247
Sprouts Farmers Market Inc. (a)	15	360
Supervalu Inc. (a) (b)	4	67
Sysco Corp.	22	1,305
Tootsie Roll Industries Inc. (b)	3	89
TreeHouse Foods Inc. (a)	4	172
Tyson Foods Inc. - Class A	14	1,018
United Natural Foods Inc. (a)	6	248
Universal Corp.	2	108
US Foods Holding Corp. (a)	10	339
USANA Health Sciences Inc. (a)	3	275
Vector Group Ltd. (b)	13	270
Village Super Market Inc. - Class A	1	26
Walgreens Boots Alliance Inc.	27	1,746
Walmart Inc.	75	6,661
WD-40 Co.	1	140
Weis Markets Inc.	3	109
		81,602
Energy 4.3%
Adams Resources & Energy Inc.	—	11
Anadarko Petroleum Corp.	11	644
Andeavor Corp.	12	1,189
Antero Resources Corp. (a)	21	410
Apache Corp.	20	788
Approach Resources Inc. (a) (b)	6	15
Arch Coal Inc. - Class A	3	257
Archrock Inc.	6	51
Baker Hughes a GE Co. LLC - Class A	4	125
Bristow Group Inc. (b)	5	70
Cabot Oil & Gas Corp.	10	235
Callon Petroleum Co. (a) (b)	20	268
CARBO Ceramics Inc. (a) (b)	2	14
	Shares/Par[1]	Value ($)
Carrizo Oil & Gas Inc. (a)	9	144
Centennial Resource Development Inc. - Class A (a) (b)	20	366
Cheniere Energy Inc. (a)	9	500
Cheniere Energy Partners LP Holdings LLC	3	90
Chevron Corp.	40	4,523
Cimarex Energy Co.	4	336
Clean Energy Fuels Corp. (a)	11	17
Cloud Peak Energy Inc. (a)	5	15
CNX Resources Corp. (a)	18	280
Concho Resources Inc. (a)	5	744
ConocoPhillips Co.	19	1,143
CONSOL Energy Inc. (a)	3	92
Contango Oil & Gas Co. (a)	2	9
Continental Resources Inc. (a)	8	444
Core Laboratories NV (b)	4	435
CVR Energy Inc. (b)	4	115
Dawson Geophysical Co. (a)	2	16
Delek US Holdings Inc.	10	397
Denbury Resources Inc. (a)	38	103
Devon Energy Corp.	30	962
DHT Holdings Inc.	7	23
Diamond Offshore Drilling Inc. (a) (b)	10	150
Diamondback Energy Inc. (a)	4	477
Dorian LPG Ltd. (a)	5	41
Dril-Quip Inc. (a)	4	183
Eclipse Resources Corp. (a)	19	27
Energen Corp. (a)	7	442
EnLink Midstream LLC	10	152
Ensco Plc - Class A (b)	47	207
EOG Resources Inc.	13	1,321
EP Energy Corp. - Class A (a) (b)	13	18
EQT Corp.	11	515
Era Group Inc. (a)	2	15
Evolution Petroleum Corp.	3	22
Exterran Corp. (a)	5	137
Exxon Mobil Corp.	105	7,847
Forum Energy Technologies Inc. (a)	11	120
Frank's International NV	5	25
GasLog Ltd.	5	76
Geospace Technologies Corp. (a)	1	7
Green Plains Renewable Energy Inc.	4	67
Gulf Island Fabrication Inc.	1	6
Gulfport Energy Corp. (a)	16	158
Halcon Resources Corp. (a)	8	37
Hallador Energy Co.	—	2
Halliburton Co.	13	596
Helix Energy Solutions Group Inc. (a)	15	88
Helmerich & Payne Inc.	7	446
Hess Corp.	11	547
HighPoint Resources Corp. (a)	8	39
HollyFrontier Corp.	15	747
Hornbeck Offshore Services Inc. (a)	2	7
ION Geophysical Corp. (a)	1	22
Jones Energy Inc. - Class A (a) (b)	1	1
Kinder Morgan Inc.	48	724
Kosmos Energy Ltd. (a)	29	180
Laredo Petroleum Holdings Inc. (a)	21	182
Marathon Oil Corp.	34	554
Marathon Petroleum Corp.	23	1,687
Matador Resources Co. (a)	13	390
Matrix Service Co. (a)	3	44
McDermott International Inc. (a)	34	204
Mitcham Industries Inc. (a)	1	2
Murphy Oil Corp.	17	429
Nabors Industries Ltd.	28	198
NACCO Industries Inc. - Class A	—	16
National Oilwell Varco Inc.	15	547
Natural Gas Services Group Inc. (a)	2	40
Newfield Exploration Co. (a)	18	448
Newpark Resources Inc. (a)	10	84
Noble Corp. Plc (a)	27	100
Noble Energy Inc.	17	524
Oasis Petroleum Inc. (a)	32	260
Occidental Petroleum Corp.	19	1,212

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Oceaneering International Inc.	10	181
Oil States International Inc. (a)	5	141
ONEOK Inc.	9	523
Pacific Ethanol Inc. (a)	2	6
Panhandle Oil and Gas Inc. - Class A	2	30
Par Pacific Holdings Inc. (a)	4	69
Parker Drilling Co. (a)	10	6
Parsley Energy Inc. - Class A (a)	7	211
Patterson-UTI Energy Inc.	17	296
PBF Energy Inc. - Class A	12	406
PDC Energy Inc. (a)	7	322
Peabody Energy Corp.	9	328
PHI Inc. (a)	1	11
PHI Inc. (a)	—	1
Phillips 66	8	728
Pioneer Energy Services Corp. (a)	9	23
Pioneer Natural Resources Co.	2	366
QEP Resources Inc. (a)	21	201
Range Resources Corp. (b)	10	139
Renewable Energy Group Inc. (a)	5	62
REX Stores Corp. (a)	—	12
RigNet Inc. (a)	2	22
Ring Energy Inc. (a)	4	51
Rowan Cos. Plc - Class A (a)	18	210
RPC Inc. (b)	13	226
RSP Permian Inc. (a)	13	592
Schlumberger Ltd.	22	1,457
Scorpio Tankers Inc. (b)	19	38
SEACOR Holdings Inc. (a)	2	96
SEACOR Marine Holdings Inc. (a)	2	36
SemGroup Corp. - Class A (b)	9	188
Ship Finance International Ltd. (b)	5	71
SM Energy Co.	13	240
SRC Energy Inc. (a)	19	176
Superior Energy Services Inc. (a)	14	120
Targa Resources Corp.	8	344
TechnipFMC Plc	15	444
Teekay Corp. (b)	7	60
Teekay Tankers Ltd. - Class A (b)	4	4
Tetra Technologies Inc. (a)	8	30
Transocean Ltd. (a) (b)	44	438
Ultra Petroleum Corp. (a) (b)	9	39
Unit Corp. (a)	6	113
US Silica Holdings Inc. (b)	6	164
Valero Energy Corp.	14	1,293
Whiting Petroleum Corp. (a)	11	365
Williams Cos. Inc.	26	644
World Fuel Services Corp.	7	165
WPX Energy Inc. (a)	34	508
		49,397
Financials 14.1%
1st Source Corp.	3	132
Access National Corp.	—	11
Affiliated Managers Group Inc.	4	748
Aflac Inc.	24	1,037
Alleghany Corp.	1	380
Allstate Corp.	11	1,020
Ally Financial Inc.	44	1,208
A-Mark Precious Metals Inc.	—	5
Ambac Financial Group Inc. (a) (c) (d)	4	64
American Equity Investment Life Holding Co.	10	293
American Express Co.	33	3,120
American Financial Group Inc.	5	593
American International Group Inc.	15	791
American National Bankshares Inc.	1	24
American National Insurance Co.	2	184
Ameriprise Financial Inc.	7	969
Ameris Bancorp	3	184
Amerisafe Inc.	2	116
AmTrust Financial Services Inc.	19	240
Aon Plc - Class A	9	1,282
Arch Capital Group Ltd. (a)	5	388
Argo Group International Holdings Ltd.	3	182
Arrow Financial Corp.	2	61
	Shares/Par[1]	Value ($)
Arthur J Gallagher & Co.	11	747
Artisan Partners Asset Management Inc. - Class A	5	176
Aspen Insurance Holdings Ltd.	6	250
Associated Bancorp	14	347
Assurant Inc.	5	412
Assured Guaranty Ltd.	9	309
Athene Holding Ltd. - Class A (a)	1	69
Atlantic Capital Bancshares Inc. (a)	1	21
Atlantic Coast Financial Corp. (a)	1	9
Atlanticus Holdings Corp. (a)	1	1
Atlas Financial Holdings Inc. (a)	1	10
Axis Capital Holdings Ltd.	5	300
Baldwin & Lyons Inc. - Class B	1	22
Banc of California Inc. (b)	5	98
BancFirst Corp.	3	183
Bancorp Inc. (a)	8	85
BancorpSouth Bank	8	264
Bank of America Corp.	199	5,973
Bank of Hawaii Corp.	5	407
Bank of Marin Bancorp	1	59
Bank of New York Mellon Corp.	31	1,611
Bank of NT Butterfield & Son Ltd.	4	196
Bank of the Ozarks Inc.	13	611
BankFinancial Corp.	2	36
BankUnited Inc.	11	435
Banner Corp.	4	245
Bar Harbor Bankshares	1	37
BB&T Corp.	11	597
Beneficial Bancorp Inc.	9	134
Berkshire Hathaway Inc. - Class B (a)	40	8,045
Berkshire Hills Bancorp Inc.	4	165
BGC Partners Inc. - Class A	34	463
BlackRock Inc.	4	1,942
Blue Hills Bancorp Inc.	1	30
BofI Holding Inc. (a)	5	199
BOK Financial Corp.	4	383
Boston Private Financial Holdings Inc.	10	143
Bridge Bancorp Inc.	2	62
Brighthouse Financial Inc. (a)	7	335
BrightSphere Investment Group Plc	9	142
Brookline Bancorp Inc.	8	134
Brown & Brown Inc.	21	528
Bryn Mawr Bank Corp.	2	105
BSB BanCorp Inc. (a)	1	24
C&F Financial Corp.	—	2
Camden National Corp.	2	84
Cannae Holdings Inc. (a)	6	120
Capital City Bank Group Inc.	1	25
Capital One Financial Corp.	12	1,138
Capitol Federal Financial Inc.	16	194
Carolina Financial Corp.	1	57
Cathay General Bancorp	7	268
CBOE Global Markets Inc.	6	674
CenterState Bank Corp.	8	209
Central Pacific Financial Corp.	4	105
Central Valley Community Bancorp	—	4
Charles Schwab Corp.	25	1,295
Charter Financial Corp.	1	24
Chemical Financial Corp.	6	334
Chubb Ltd.	7	980
Cincinnati Financial Corp.	7	489
CIT Group Inc.	5	234
Citigroup Inc.	42	2,857
Citizens & Northern Corp.	1	17
Citizens Financial Group Inc.	10	403
Citizens Inc. - Class A (a) (b)	4	27
City Holdings Co.	2	106
Clifton Bancorp Inc.	2	26
CME Group Inc.	6	1,004
CNA Financial Corp.	1	74
CNB Financial Corp.	1	39
CNO Financial Group Inc.	11	249
CoBiz Financial Inc.	5	97
Codorus Valley Bancorp Inc.	—	8
Cohen & Steers Inc.	5	206

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Columbia Banking System Inc.	7	283
Comerica Inc.	7	640
Commerce Bancshares Inc.	12	744
Community Bank System Inc.	5	282
Community Trust Bancorp Inc.	2	93
ConnectOne Bancorp Inc.	3	88
Consumer Portfolio Services Inc. (a)	2	8
Cowen Inc. - Class A (a) (b)	2	29
Crawford & Co. - Class B	1	12
Credit Acceptance Corp. (a) (b)	2	665
Cullen/Frost Bankers Inc.	4	382
Customers Bancorp Inc. (a)	3	96
CVB Financial Corp.	11	255
Diamond Hill Investment Group Inc.	—	99
Dime Community Bancshares Inc.	4	72
Discover Financial Services	19	1,389
Donegal Group Inc. - Class A	2	25
Donnelley Financial Solutions Inc. (a)	5	92
E*TRADE Financial Corp. (a)	17	934
Eagle Bancorp Inc. (a)	3	163
East West Bancorp Inc.	9	563
Eaton Vance Corp.	10	564
eHealth Inc. (a)	2	22
EMC Insurance Group Inc.	2	45
Employer Holdings Inc.	4	148
Encore Capital Group Inc. (a) (b)	2	106
Enova International Inc. (a)	5	120
Enstar Group Ltd. (a)	1	266
Enterprise Financial Services Corp.	4	190
Erie Indemnity Co. - Class A	2	228
ESSA Bancorp Inc.	1	14
Essent Group Ltd. (a)	10	439
Evercore Inc. - Class A	6	488
Everest Re Group Ltd.	2	386
Ezcorp Inc. - Class A (a)	7	96
FactSet Research Systems Inc.	2	494
Farmers Capital Bank Corp.	1	24
Farmers National Banc Corp.	1	11
FBL Financial Group Inc. - Class A	1	97
FCB Financial Holdings Inc. - Class A (a)	5	244
Federal Agricultural Mortgage Corp. - Class C	1	78
Federated Investors Inc. - Class B	13	438
Federated National Holding Co.	2	26
Fidelity National Financial Inc.	19	777
Fidelity Southern Corp.	4	82
Fifth Third Bancorp	28	891
Financial Engines Inc.	4	152
Financial Institutions Inc.	2	56
First American Financial Corp.	9	541
First Bancorp Inc.	2	81
First Bancorp Inc. (a)	22	132
First Bancorp Inc.	1	32
First Busey Corp.	7	199
First Business Financial Services Inc.	1	24
First Citizens BancShares Inc. - Class A	1	564
First Commonwealth Financial Corp.	12	168
First Community Bancshares Inc.	2	52
First Connecticut Bancorp Inc.	1	31
First Defiance Financial Corp.	1	43
First Financial Bancorp	7	192
First Financial Bankshares Inc. (b)	6	262
First Financial Corp.	1	40
First Financial Northwest Inc.	1	17
First Foundation Inc. (a)	4	76
First Hawaiian Inc.	1	38
First Horizon National Corp.	41	763
First Interstate BancSystem Inc. - Class A	3	137
First Merchants Corp.	6	257
First Midwest Bancorp Inc.	12	306
First of Long Island Corp.	2	64
First Republic Bank	5	492
FirstCash Inc.	5	390
Flagstar Bancorp Inc. (a)	6	207
Flushing Financial Corp.	3	94
FNB Corp.	26	356
	Shares/Par[1]	Value ($)
Franklin Resources Inc.	11	385
Fulton Financial Corp.	15	269
Gain Capital Holdings Inc. (b)	5	36
GAMCO Investors Inc. - Class A	1	30
Genworth Financial Inc. - Class A (a)	49	138
German American Bancorp Inc.	2	55
Glacier Bancorp Inc.	5	211
Global Indemnity Ltd. - Class A	1	34
Goldman Sachs Group Inc.	6	1,634
Great Southern Bancorp Inc.	2	91
Great Western Bancorp Inc.	6	242
Green Bancorp Inc. (a)	2	47
Green Dot Corp. - Class A (a)	6	357
Greenhill & Co. Inc. (b)	3	46
Greenlight Capital Re Ltd. - Class A (a)	3	52
Guaranty Bancorp	3	78
Hallmark Financial Services Inc. (a)	2	19
Hancock Holding Co.	7	377
Hanmi Financial Corp.	3	107
Hanover Insurance Group Inc.	4	423
Hartford Financial Services Group Inc.	12	639
HCI Group Inc.	2	58
Heartland Financial USA Inc.	3	143
Hennessy Advisors Inc.	—	7
Heritage Commerce Corp.	5	75
Heritage Financial Corp.	3	85
Heritage Insurance Holdings Inc. (b)	3	40
Hilltop Holdings Inc.	10	243
Home Bancshares Inc.	19	433
HomeStreet Inc. (a)	3	82
HomeTrust Bancshares Inc. (a)	1	37
Hope Bancorp Inc.	14	251
Horace Mann Educators Corp.	5	212
Horizon Bancorp	3	91
Houlihan Lokey Inc. - Class A	1	28
Huntington Bancshares Inc.	56	840
IberiaBank Corp.	4	324
Impac Mortgage Holdings Inc. (a) (b)	2	14
Independent Bank Corp.	1	14
Independent Bank Corp.	3	208
Independent Bank Group Inc.	2	133
Infinity Property & Casualty Corp.	1	155
Interactive Brokers Group Inc.	10	647
Intercontinental Exchange Inc.	17	1,267
International Bancshares Corp.	8	314
INTL FCStone Inc. (a)	2	79
Invesco Ltd.	25	802
Investment Technology Group Inc.	3	61
Investors Bancorp Inc.	26	361
James River Group Holdings Ltd.	3	108
Janus Henderson Group Plc	10	323
JPMorgan Chase & Co.	114	12,486
Kearny Financial Corp.	9	117
Kemper Corp.	6	326
KeyCorp	16	312
Ladenburg Thalmann Financial Services Inc.	10	33
Lakeland Bancorp Inc.	5	96
Lakeland Financial Corp.	2	100
Lazard Ltd. - Class A	8	400
LegacyTexas Financial Group Inc.	5	211
Legg Mason Inc.	8	339
LendingClub Corp. (a)	45	158
LendingTree Inc. (a) (b)	1	398
Leucadia National Corp.	14	327
Lincoln National Corp.	8	590
Loews Corp.	11	541
LPL Financial Holdings Inc.	13	770
M&T Bank Corp.	2	360
Macatawa Bank Corp.	1	6
Maiden Holdings Ltd.	9	60
MainSource Financial Group Inc.	3	108
Manning & Napier Inc. - Class A	1	4
Markel Corp. (a)	—	589
MarketAxess Holdings Inc.	2	478
Marlin Business Services Inc.	2	57

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Marsh & McLennan Cos. Inc.	18	1,493
MB Financial Inc.	7	285
MBIA Inc. (a) (b)	14	130
MBT Financial Corp.	1	10
Mercantile Bank Corp.	2	68
Mercury General Corp.	5	219
Meridian Bancorp Inc.	5	110
Meta Financial Group Inc.	1	117
MetLife Inc.	14	663
MGIC Investment Corp. (a)	10	130
Midsouth Bancorp Inc.	1	7
MidWestOne Financial Group Inc.	1	25
Moelis & Co. - Class A	2	126
Moody's Corp.	5	804
Morgan Stanley	42	2,246
Morningstar Inc.	5	437
MSCI Inc.	5	695
NASDAQ Inc.	10	876
National Bank Holdings Corp. - Class A	3	96
National Bankshares Inc. (b)	—	3
National General Holdings Corp.	11	262
National Western Life Group Inc. - Class A	—	105
Nationstar Mortgage Holdings Inc. (a) (b)	5	93
Navient Corp.	30	396
Navigators Group Inc.	3	183
NBT Bancorp Inc.	5	170
Nelnet Inc. - Class A	3	169
New York Community Bancorp Inc.	19	247
Nicholas Financial Inc. (a)	1	5
Nicolet Bankshares Inc. (a)	—	15
NMI Holdings Inc. - Class A (a)	7	118
Northern Trust Corp.	7	729
Northfield Bancorp Inc.	5	82
Northrim BanCorp Inc.	—	14
Northwest Bancshares Inc.	11	190
OceanFirst Financial Corp.	5	138
Ocwen Financial Corp. (a) (b)	4	15
OFG Bancorp	6	65
Old National Bancorp	17	292
Old Republic International Corp.	23	491
Old Second Bancorp Inc.	1	10
OneMain Holdings Inc. (a)	12	373
Oppenheimer Holdings Inc. - Class A	1	28
Opus Bank	3	87
Oritani Financial Corp.	5	78
Pacific Premier Bancorp Inc. (a)	3	132
PacWest Bancorp	6	293
Park National Corp.	1	144
Peapack Gladstone Financial Corp.	2	76
Penns Woods Bancorp Inc. (b)	—	9
PennyMac Financial Services Inc. - Class A (a)	4	89
Peoples Bancorp Inc.	2	74
Peoples Financial Services Corp.	—	10
People's United Financial Inc.	15	287
People's Utah Bancorp	1	22
PHH Corp. (a)	6	60
Pinnacle Financial Partners Inc.	7	462
Piper Jaffray Cos.	1	75
PJT Partners Inc. - Class A	2	118
PNC Financial Services Group Inc.	9	1,420
Popular Inc.	9	367
PRA Group Inc. (a) (b)	5	177
Preferred Bank	2	103
Primerica Inc.	6	572
Principal Financial Group Inc.	18	1,097
ProAssurance Corp.	6	294
Progressive Corp.	15	900
Prosperity Bancshares Inc.	6	435
Provident Financial Holdings Inc.	—	7
Provident Financial Services Inc.	9	230
Prudential Bancorp Inc.	—	5
Prudential Financial Inc.	7	763
Pzena Investment Management Inc. - Class A	2	21
QCR Holdings Inc.	1	44
Radian Group Inc.	6	110
	Shares/Par[1]	Value ($)
Raymond James Financial Inc.	9	777
Regional Management Corp. (a)	2	57
Regions Financial Corp.	45	839
Reinsurance Group of America Inc.	3	494
RenaissanceRe Holdings Ltd.	4	506
Renasant Corp.	5	222
Republic Bancorp Inc. - Class A	2	58
Republic First Bancorp Inc. (a)	2	20
RLI Corp.	4	256
S&P Global Inc.	11	2,075
S&T Bancorp Inc.	4	154
Safeguard Scientifics Inc. (a)	2	22
Safety Insurance Group Inc.	2	126
Sandy Spring Bancorp Inc.	3	115
Santander Consumer USA Holdings Inc.	36	580
Seacoast Banking Corp. of Florida (a)	4	100
SEI Investments Co.	7	546
Selective Insurance Group Inc.	6	377
ServisFirst Bancshares Inc.	5	190
Sierra Bancorp	1	39
Signature Bank (a)	2	258
Simmons First National Corp. - Class A	9	251
SLM Corp. (a)	49	550
South State Corp.	4	337
Southside Bancshares Inc.	3	108
State Auto Financial Corp.	4	105
State Bank Financial Corp.	3	103
State Street Corp.	6	592
Sterling Bancorp	21	479
Stewart Information Services Corp.	3	111
Stifel Financial Corp.	6	337
Stock Yards Bancorp Inc.	2	67
SunTrust Banks Inc.	8	515
SVB Financial Group (a)	3	752
Synchrony Financial	26	881
Synovus Financial Corp.	12	616
T. Rowe Price Group Inc.	21	2,297
TCF Financial Corp.	19	442
TD Ameritrade Holding Corp.	6	373
Territorial Bancorp Inc.	1	33
Texas Capital Bancshares Inc. (a)	5	443
TFS Financial Corp.	11	156
Third Point Reinsurance Ltd. (a)	6	77
Tiptree Inc. - Class A	3	19
Tompkins Financial Corp.	2	119
Torchmark Corp.	4	362
Towne Bank	7	194
Travelers Cos. Inc.	14	1,943
Trico Bancshares	3	107
Tristate Capital Holdings Inc. (a)	4	86
TrustCo Bank Corp.	11	95
Trustmark Corp.	8	249
U.S. Bancorp	51	2,564
UMB Financial Corp.	4	304
Umpqua Holdings Corp.	19	405
Union Bankshares Corp.	8	281
United Bankshares Inc.	9	320
United Community Banks Inc.	11	356
United Community Financial Corp.	5	53
United Financial Bancorp Inc.	5	83
United Fire Group Inc.	3	131
United Insurance Holdings Corp.	2	46
Universal Insurance Holdings Inc.	4	118
Univest Corp. of Pennsylvania	3	84
Unum Group	8	402
Validus Holdings Ltd.	7	470
Valley National Bancorp	23	284
Virtu Financial Inc. - Class A (b)	9	281
Virtus Investment Partners Inc.	1	99
Voya Financial Inc.	8	391
Waddell & Reed Financial Inc. - Class A (b)	8	172
Walker & Dunlop Inc.	5	322
Washington Federal Inc.	7	241
Washington Trust Bancorp Inc.	2	111
Waterstone Financial Inc.	3	56

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Webster Financial Corp.	9	506
Wells Fargo & Co.	146	7,628
WesBanco Inc.	4	189
West Bancorp Inc.	2	46
Westamerica Bancorp (b)	2	92
Western Alliance Bancorp (a)	10	605
Westwood Holdings Group Inc.	1	45
White Mountains Insurance Group Ltd.	—	156
Willis Towers Watson Plc	2	380
Wintrust Financial Corp.	5	452
WisdomTree Investments Inc.	7	68
WMIH Corp. (a) (b)	20	28
World Acceptance Corp. (a)	—	53
WR Berkley Corp.	9	667
WSFS Financial Corp.	3	140
XL Group Ltd.	11	601
Zions Bancorp	8	398
		162,779
Health Care 11.2%
Abaxis Inc.	2	129
Abbott Laboratories	28	1,694
AbbVie Inc.	68	6,409
Abiomed Inc. (a)	2	486
Acadia HealthCare Co. Inc. (a) (b)	11	430
Accuray Inc. (a)	6	28
Aceto Corp.	3	23
Achillion Pharmaceuticals Inc. (a)	—	—
Acorda Therapeutics Inc. (a)	6	144
Addus HomeCare Corp. (a)	1	54
Aetna Inc.	12	1,984
Agilent Technologies Inc.	7	486
Akorn Inc. (a)	15	275
Alexion Pharmaceuticals Inc. (a)	3	329
Align Technology Inc. (a)	5	1,175
Alkermes Plc (a)	3	167
Allergan Plc	6	953
Allscripts-Misys Healthcare Solutions Inc. (a)	19	241
Almost Family Inc. (a)	2	128
Alnylam Pharmaceuticals Inc. (a)	4	468
Altimmune Inc. (a)	—	—
Amedisys Inc. (a)	2	133
AmerisourceBergen Corp.	9	802
Amgen Inc.	21	3,633
AMN Healthcare Services Inc. (a)	5	304
Amphastar Pharmaceuticals Inc. (a)	4	79
Analogic Corp.	1	116
AngioDynamics Inc. (a)	4	77
ANI Pharmaceuticals Inc. (a)	1	46
Anika Therapeutics Inc. (a)	1	74
Anthem Inc.	8	1,718
Aptevo Therapeutics Inc. (a)	2	6
Aralez Pharmaceuticals Inc. (a) (b)	2	2
Aratana Therapeutics Inc. (a)	2	10
Ardelyx Inc. (a)	1	4
Assembly Biosciences Inc. (a)	—	9
athenahealth Inc. (a)	4	518
Atrion Corp.	—	103
Baxter International Inc.	11	701
Becton Dickinson & Co.	5	1,155
Biogen Inc. (a)	8	2,111
BioMarin Pharmaceutical Inc. (a)	3	252
Bio-Rad Laboratories Inc. - Class A (a)	1	189
BioScrip Inc. (a) (b)	5	13
Biospecifics Technologies Corp. (a)	1	32
Bio-Techne Corp.	3	416
BioTelemetry Inc. (a)	1	19
Bluebird Bio Inc. (a) (b)	3	435
Boston Scientific Corp. (a)	29	790
Bristol-Myers Squibb Co.	59	3,713
Brookdale Senior Living Inc. (a)	18	120
Bruker Corp.	18	528
Cambrex Corp. (a)	4	223
Cantel Medical Corp.	4	447
Capital Senior Living Corp. (a)	3	34
	Shares/Par[1]	Value ($)
Cardinal Health Inc.	11	708
Catalent Inc. (a)	17	716
Celgene Corp. (a)	33	2,984
Centene Corp. (a)	12	1,291
Cerner Corp. (a)	9	542
Charles River Laboratories International Inc. (a)	6	599
Chemed Corp.	2	518
Chimerix Inc. (a)	5	27
CIGNA Corp.	9	1,468
Civitas Solutions Inc. (a)	4	55
Community Health Systems Inc. (a) (b)	12	47
Computer Programs & Systems Inc. (b)	1	22
Concert Pharmaceuticals Inc. (a)	—	9
Conmed Corp.	2	148
Cooper Cos. Inc.	2	432
Corcept Therapeutics Inc. (a) (b)	9	146
Corvel Corp. (a)	2	102
Cotiviti Holdings Inc. (a)	3	104
Cross Country Healthcare Inc. (a)	2	26
CryoLife Inc. (a)	3	56
Cumberland Pharmaceuticals Inc. (a)	1	6
Danaher Corp.	10	959
DaVita Inc. (a)	23	1,532
Dentsply Sirona Inc.	9	452
DepoMed Inc. (a)	3	21
DexCom Inc. (a) (b)	1	104
Diplomat Pharmacy Inc. (a)	8	169
Eagle Pharmaceuticals Inc. (a) (b)	1	70
Edwards Lifesciences Corp. (a)	6	837
Eli Lilly & Co.	29	2,211
Emergent BioSolutions Inc. (a)	4	214
Enanta Pharmaceuticals Inc. (a)	—	28
Encompass Health Corp.	13	730
Endo International Plc (a)	23	139
Ensign Group Inc.	5	142
Envision Healthcare Corp. (a)	7	253
Enzo Biochem Inc. (a)	4	19
Evolent Health Inc. - Class A (a) (b)	2	32
Exact Sciences Corp. (a) (b)	2	88
Exelixis Inc. (a)	21	461
Express Scripts Holding Co. (a)	30	2,090
Five Prime Therapeutics Inc. (a)	4	68
Five Star Senior Living Inc. (a)	1	1
Gilead Sciences Inc.	46	3,489
Globus Medical Inc. - Class A (a)	7	348
Haemonetics Corp. (a)	3	255
Halyard Health Inc. (a)	5	237
Hanger Orthopedic Group Inc. (a)	3	45
Harvard Bioscience Inc. (a)	2	8
HCA Healthcare Inc.	9	853
HealthEquity Inc. (a)	3	172
HealthStream Inc. (a)	2	53
Henry Schein Inc. (a)	7	464
Heska Corp. (a)	—	13
Hill-Rom Holdings Inc.	8	663
HMS Holdings Corp. (a)	8	127
Hologic Inc. (a)	21	786
Horizon Pharma Plc (a)	15	215
Humana Inc.	5	1,356
ICU Medical Inc. (a)	1	278
Idexx Laboratories Inc. (a)	4	853
Illumina Inc. (a)	3	705
Impax Laboratories Inc. (a)	10	189
Incyte Corp. (a)	2	175
Innoviva Inc. (a)	6	107
Inogen Inc. (a)	1	148
Insulet Corp. (a)	1	78
Integer Holdings Corp. (a)	4	220
Integra LifeSciences Holdings Corp. (a)	5	284
Intra-Cellular Therapies Inc. (a)	1	20
Intuitive Surgical Inc. (a)	3	1,038
Invacare Corp.	4	66
Ionis Pharmaceuticals Inc. (a)	3	140
IQVIA Holdings Inc. (a)	6	615
Jazz Pharmaceuticals Plc (a)	3	451

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Johnson & Johnson	84	10,722
K2M Group Holdings Inc. (a)	1	18
Karyopharm Therapeutics Inc. (a)	4	47
Kindred Healthcare Inc.	8	72
Laboratory Corp. of America Holdings (a)	8	1,323
Lannett Co. Inc. (a) (b)	3	49
Lantheus Holdings Inc. (a)	5	79
LeMaitre Vascular Inc.	2	58
LHC Group Inc. (a)	2	113
Lifepoint Health Inc. (a)	5	251
Ligand Pharmaceuticals Inc. (a) (b)	—	58
Lipocine Inc. (a) (b)	1	2
LivaNova Plc (a)	4	313
Luminex Corp.	3	70
Magellan Health Services Inc. (a)	2	262
Mallinckrodt Plc (a) (b)	7	103
Masimo Corp. (a)	4	384
McKesson Corp.	7	1,041
Medidata Solutions Inc. (a)	3	194
MEDNAX Inc. (a)	7	378
Medpace Holdings Inc. (a)	2	60
Medtronic Plc	22	1,760
Merck & Co. Inc.	80	4,352
Meridian Bioscience Inc.	4	61
Merit Medical Systems Inc. (a)	4	179
Mettler-Toledo International Inc. (a)	1	852
Mirati Therapeutics Inc. (a) (b)	2	55
Molina Healthcare Inc. (a) (b)	8	619
Momenta Pharmaceuticals Inc. (a)	4	76
Mylan NV (a)	13	552
Myriad Genetics Inc. (a)	6	168
National Healthcare Corp.	1	72
National Research Corp. - Class A	1	18
National Research Corp. - Class B	—	5
Natus Medical Inc. (a)	3	99
Nektar Therapeutics (a)	2	185
Neogen Corp. (a)	3	224
NeoGenomics Inc. (a) (b)	3	26
Neurocrine Biosciences Inc. (a)	3	280
NewLink Genetics Corp. (a) (b)	2	12
NuVasive Inc. (a)	5	245
Nuvectra Corp. (a)	1	8
Omnicell Inc. (a)	3	137
Opko Health Inc. (a) (b)	15	46
OraSure Technologies Inc. (a)	4	70
Orthofix International NV (a)	1	88
Otonomy Inc. (a)	2	9
Owens & Minor Inc.	7	106
Patterson Cos. Inc.	10	219
PDL BioPharma Inc. (a)	6	17
PerkinElmer Inc.	5	388
Perrigo Co. Plc	6	532
Pfizer Inc.	230	8,156
Phibro Animal Health Corp. - Class A	2	63
PRA Health Sciences Inc. (a)	6	473
Premier Inc. - Class A (a)	5	149
Prestige Brands Holdings Inc. (a) (b)	5	170
Providence Services Corp. (a)	2	108
Psychemedics Corp.	1	11
Quality Systems Inc. (a)	4	60
Quest Diagnostics Inc.	13	1,346
Quidel Corp. (a)	2	80
Quorum Health Corp. (a)	3	28
RadNet Inc. (a)	4	54
Regeneron Pharmaceuticals Inc. (a)	2	758
Repligen Corp. (a)	2	63
ResMed Inc.	5	505
Retrophin Inc. (a)	4	79
RTI Surgical Inc. (a)	4	17
Sangamo Therapeutics Inc. (a)	1	18
SeaSpine Holdings Corp. (a)	1	6
Seattle Genetics Inc. (a)	2	130
Select Medical Holdings Corp. (a)	13	222
Simulations Plus Inc.	1	9
Spectrum Pharmaceuticals Inc. (a)	8	122
	Shares/Par[1]	Value ($)
Steris Plc	3	316
Stryker Corp.	9	1,509
Supernus Pharmaceuticals Inc. (a)	5	210
Surgery Partners Inc. (a) (b)	5	79
SurModics Inc. (a)	1	54
Syneos Health Inc. - Class A (a)	8	298
Taro Pharmaceutical Industries Ltd. (a)	3	313
Teleflex Inc.	2	423
Tenet Healthcare Corp. (a)	12	286
Tetraphase Pharmaceuticals Inc. (a)	3	8
Thermo Fisher Scientific Inc.	9	1,924
Tivity Health Inc. (a)	4	164
Triple-S Management Corp. - Class B (a)	2	54
United Therapeutics Corp. (a)	7	744
UnitedHealth Group Inc.	34	7,277
Universal Health Services Inc. - Class B	9	1,087
US Physical Therapy Inc.	1	91
Utah Medical Products Inc.	—	20
Varex Imaging Corp. (a)	2	78
Varian Medical Systems Inc. (a)	5	555
Veeva Systems Inc. - Class A (a)	4	269
Vertex Pharmaceuticals Inc. (a)	4	628
Waters Corp. (a)	3	589
WellCare Health Plans Inc. (a)	3	593
West Pharmaceutical Services Inc.	3	257
Xencor Inc. (a)	3	79
Zafgen Inc. (a)	—	2
Zimmer Biomet Holdings Inc.	4	415
Zoetis Inc. - Class A	20	1,646
Zogenix Inc. (a) (b)	2	70
		129,214
Industrials 14.3%
3M Co.	26	5,643
AAON Inc.	4	172
AAR Corp.	4	193
ABM Industries Inc.	6	189
Acacia Research Corp. (a)	2	6
ACCO Brands Corp.	11	144
Actuant Corp. - Class A	7	161
Acuity Brands Inc.	3	352
Advanced Drainage Systems Inc.	6	145
AECOM (a)	11	410
Aegion Corp. (a)	3	76
Aerojet Rocketdyne Holdings Inc. (a)	7	204
Aerovironment Inc. (a)	2	107
AGCO Corp.	8	541
Air Lease Corp. - Class A	12	520
Air Transport Services Group Inc. (a)	8	187
Alamo Group Inc.	1	135
Alaska Air Group Inc.	12	723
Albany International Corp. - Class A	3	198
Allegiant Travel Co.	2	401
Allegion Plc	5	433
Allied Motion Technologies Inc.	1	49
Allison Transmission Holdings Inc.	15	599
Altra Holdings Inc.	3	138
Amerco Inc.	1	492
Ameresco Inc. - Class A (a)	1	15
American Airlines Group Inc.	21	1,083
American Railcar Industries Inc. (b)	1	35
American Woodmark Corp. (a)	2	175
AMETEK Inc.	12	889
AO Smith Corp.	7	428
Apogee Enterprises Inc.	4	152
Applied Industrial Technologies Inc.	5	380
ARC Document Solutions Inc. (a)	4	9
ArcBest Corp.	4	131
Arconic Inc.	21	479
Argan Inc.	2	71
Armstrong Flooring Inc. (a)	3	39
Armstrong World Industries Inc. (a)	6	320
Astec Industries Inc.	2	100
Astronics Corp. (a)	2	83
Astronics Corp. - Class B (a)	1	37

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Atkore International Group Inc. (a)	2	49
Atlas Air Worldwide Holdings Inc. (a)	3	170
Avis Budget Group Inc. (a) (b)	12	563
Axon Enterprise Inc. (a) (b)	1	47
AZZ Inc.	3	114
Babcock & Wilcox Enterprises Inc. (a) (b)	5	22
Barnes Group Inc.	6	334
Barrett Business Services Inc.	1	97
Beacon Roofing Supply Inc. (a)	7	384
BMC Stock Holdings Inc. (a)	7	139
Boeing Co.	25	8,216
Brady Corp. - Class A	5	194
Briggs & Stratton Corp.	7	148
Brink's Co.	7	500
Builders FirstSource Inc. (a)	15	307
BWX Technologies Inc.	10	652
C.H. Robinson Worldwide Inc.	8	745
CAI International Inc. (a)	1	20
Carlisle Cos. Inc.	5	474
Casella Waste Systems Inc. - Class A (a)	5	115
Caterpillar Inc.	21	3,103
CBIZ Inc. (a)	7	120
Ceco Environmental Corp.	3	14
Celadon Group Inc.	3	12
Chart Industries Inc. (a)	3	200
Chicago Bridge & Iron Co. NV (b)	8	120
Cimpress NV (a) (b)	3	449
Cintas Corp.	5	804
CIRCOR International Inc.	2	68
Civeo Corp. (a)	8	30
Clean Harbors Inc. (a)	7	322
Colfax Corp. (a)	8	268
Columbus Mckinnon Corp.	2	86
Comfort Systems USA Inc.	4	157
Commercial Vehicle Group Inc. (a)	5	35
Continental Building Products Inc. (a)	5	136
Copa Holdings SA - Class A	3	419
Copart Inc. (a)	16	798
CoStar Group Inc. (a)	—	156
Covanta Holding Corp.	22	323
Covenant Transportation Group Inc. - Class A (a)	2	67
CRA International Inc.	1	56
Crane Co.	4	404
CSW Industrials Inc. (a)	1	37
CSX Corp.	35	1,958
Cubic Corp.	3	188
Cummins Inc.	5	807
Curtiss-Wright Corp.	5	709
Deere & Co.	11	1,766
Delta Air Lines Inc.	41	2,230
Deluxe Corp.	7	508
DMC Global Inc.	2	59
Donaldson Co. Inc.	15	697
Douglas Dynamics Inc.	3	122
Dover Corp.	11	1,121
Ducommun Inc. (a)	1	39
Dun & Bradstreet Corp.	4	425
DXP Enterprises Inc. (a)	2	70
Dycom Industries Inc. (a)	5	539
Eagle Bulk Shipping Inc. (a)	2	12
Eaton Corp. Plc	12	938
Echo Global Logistics Inc. (a)	3	90
EMCOR Group Inc.	7	563
Emerson Electric Co.	23	1,552
Encore Wire Corp.	2	127
EnerSys Inc.	4	307
Engility Holdings Inc. (a)	4	99
Ennis Inc.	3	64
EnPro Industries Inc.	2	169
Equifax Inc.	5	583
ESCO Technologies Inc.	2	143
Essendant Inc.	3	27
Esterline Technologies Corp. (a)	3	229
ExOne Co. (a)	1	10
Expeditors International of Washington Inc.	7	467
	Shares/Par[1]	Value ($)
Exponent Inc.	3	198
Fastenal Co.	14	738
Federal Signal Corp.	6	129
FedEx Corp.	12	2,793
Flowserve Corp.	9	386
Fluor Corp.	11	617
Forrester Research Inc.	2	70
Fortive Corp.	10	810
Fortune Brands Home & Security Inc.	7	427
Forward Air Corp.	3	154
Franklin Covey Co. (a)	1	29
Franklin Electric Co. Inc.	4	174
FreightCar America Inc.	1	14
FTI Consulting Inc. (a)	5	235
Fuel Tech Inc. (a)	1	2
Gardner Denver Holdings Inc. (a)	3	97
GATX Corp.	3	194
Gencor Industries Inc. (a)	1	9
Generac Holdings Inc. (a)	9	436
General Cable Corp.	4	121
General Dynamics Corp.	9	2,017
General Electric Co.	151	2,039
Genesee & Wyoming Inc. - Class A (a)	5	339
Gibraltar Industries Inc. (a)	3	102
Global Brass & Copper Holdings Inc.	3	85
Global Power Equipment Group Inc. (a)	—	1
GMS Inc. (a)	3	98
Golden Ocean Group Ltd.	1	4
Goldfield Corp. (a)	3	12
Gorman-Rupp Co.	2	71
GP Strategies Corp. (a)	2	45
Graco Inc.	13	600
Graham Corp.	—	9
Granite Construction Inc.	4	206
Great Lakes Dredge & Dock Corp. (a)	7	34
Greenbrier Cos. Inc. (b)	3	153
Griffon Corp.	5	87
H&E Equipment Services Inc.	5	190
Hardinge Inc.	1	27
Harris Corp.	7	1,128
Harsco Corp. (a)	11	224
Hawaiian Holdings Inc.	7	287
HC2 Holdings Inc. (a)	1	3
HD Supply Holdings Inc. (a)	13	497
Healthcare Services Group Inc.	5	219
Heartland Express Inc.	9	158
HEICO Corp.	3	225
HEICO Corp. - Class A	4	286
Heidrick & Struggles International Inc.	2	68
Herc Holdings Inc. (a)	3	177
Heritage-Crystal Clean Inc. (a)	1	24
Herman Miller Inc.	6	191
Hertz Global Holdings Inc. (a)	8	163
Hexcel Corp.	11	680
Hill International Inc. (a)	4	22
Hillenbrand Inc.	7	300
HNI Corp.	5	184
Honeywell International Inc.	26	3,719
Houston Wire & Cable Co. (a)	1	7
HUB Group Inc. - Class A (a)	3	137
Hubbell Inc.	4	468
Hudson Global Inc. (a)	1	1
Hudson Technologies Inc. (a) (b)	3	15
Huntington Ingalls Industries Inc.	3	675
Hurco Cos. Inc.	—	14
Huron Consulting Group Inc. (a)	2	85
Hyster-Yale Materials Handling Inc. - Class A	1	78
ICF International Inc.	2	120
IDEX Corp.	4	547
IES Holdings Inc. (a)	2	31
Illinois Tool Works Inc.	13	2,081
Ingersoll-Rand Plc	11	899
InnerWorkings Inc. (a)	5	45
Insperity Inc.	5	330
Insteel Industries Inc.	2	58

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Interface Inc.	7	172
Intersections Inc. (a) (b)	1	1
ITT Inc.	10	497
Jacobs Engineering Group Inc.	5	296
JB Hunt Transport Services Inc.	6	738
JELD-WEN Holding Inc. (a)	2	72
JetBlue Airways Corp. (a)	40	803
John Bean Technologies Corp.	3	393
Johnson Controls International Plc	18	623
Kadant Inc.	1	99
Kaman Corp.	3	175
Kansas City Southern	9	957
KAR Auction Services Inc.	14	753
KBR Inc.	15	239
Kelly Services Inc. - Class A	4	104
Kennametal Inc.	8	323
Keyw Holding Corp. (a) (b)	1	8
Kforce Inc.	4	102
Kimball International Inc. - Class B	4	74
Kirby Corp. (a)	4	330
KLX Inc. (a)	5	362
Knight-Swift Transportation Holdings Inc. - Class A	16	743
Knoll Inc.	5	109
Korn/Ferry International	5	269
Kratos Defense & Security Solutions Inc. (a) (b)	6	59
L3 Technologies Inc.	4	867
Landstar System Inc.	5	547
Lawson Products Inc. (a)	—	11
Layne Christensen Co. (a) (b)	1	22
LB Foster Co. (a)	1	23
Lennox International Inc.	3	536
Lincoln Electric Holdings Inc.	8	749
Lindsay Corp.	—	37
Lockheed Martin Corp.	10	3,398
LSC Communications Inc.	3	56
LSI Industries Inc.	1	9
Lydall Inc. (a)	2	88
Macquarie Infrastructure Co. LLC	5	183
Manitowoc Co. Inc. (a)	4	103
Manpower Inc.	5	633
Marten Transport Ltd.	5	104
Masco Corp.	14	549
Masonite International Corp. (a)	3	157
MasTec Inc. (a)	11	512
Matson Inc.	5	140
Matthews International Corp. - Class A	3	153
McGrath RentCorp	3	153
Mercury Systems Inc. (a)	3	147
Meritor Inc. (a)	9	175
Middleby Corp. (a)	3	361
Milacron Holdings Corp. (a)	4	81
Miller Industries Inc.	1	32
Mistras Group Inc. (a)	3	48
Mobile Mini Inc.	4	193
Moog Inc. - Class A (a)	4	296
MRC Global Inc. (a)	10	157
MSA Safety Inc.	3	223
MSC Industrial Direct Co. - Class A	5	501
Mueller Industries Inc.	5	136
Mueller Water Products Inc. - Class A	16	179
Multi-Color Corp.	1	99
MYR Group Inc. (a)	2	71
National Presto Industries Inc. (b)	1	50
Navigant Consulting Inc. (a)	5	89
Navistar International Corp. (a)	11	373
NCI Building Systems Inc. (a)	7	127
Nielsen Holdings Plc	26	832
NL Industries Inc. (a)	1	7
NN Inc.	3	70
Nordson Corp.	4	511
Norfolk Southern Corp.	11	1,517
Northrop Grumman Systems Corp.	7	2,429
Northwest Pipe Co. (a)	1	17
NOW Inc. (a) (b)	12	121
NV5 Holdings Inc. (a)	1	39
	Shares/Par[1]	Value ($)
Old Dominion Freight Line Inc.	7	975
On Assignment Inc. (a)	6	493
Orbital ATK Inc.	6	781
Orion Group Holdings Inc. (a)	2	10
Oshkosh Corp.	8	586
Owens Corning Inc.	9	753
PACCAR Inc.	15	982
PAM Transportation Services Inc. (a)	—	11
Parker Hannifin Corp.	5	882
Park-Ohio Holdings Corp.	1	50
Patrick Industries Inc. (a)	3	199
Pentair Plc	11	722
Performant Financial Corp. (a)	4	11
PGT Innovations Inc. (a)	6	116
Pitney Bowes Inc.	16	169
Ply Gem Holdings Inc. (a)	6	124
Powell Industries Inc.	1	29
Preformed Line Products Co.	—	12
Primoris Services Corp.	6	142
Proto Labs Inc. (a)	2	275
Quad/Graphics Inc. - Class A	4	113
Quanex Building Products Corp.	4	63
Quanta Services Inc. (a)	15	519
Radiant Logistics Inc. (a)	3	13
Raven Industries Inc.	2	85
Raytheon Co.	8	1,773
RBC Bearings Inc. (a)	2	251
Regal-Beloit Corp.	4	323
Republic Services Inc.	13	835
Resources Connection Inc.	4	71
REV Group Inc.	2	48
Rexnord Corp. (a)	13	399
Roadrunner Transportation Systems Inc. (a)	4	10
Robert Half International Inc.	8	481
Rockwell Automation Inc.	6	978
Rockwell Collins Inc.	12	1,673
Rollins Inc.	9	459
Roper Industries Inc.	2	654
RPX Corp.	4	46
Rush Enterprises Inc. - Class A (a)	5	213
Ryder System Inc.	8	567
Saia Inc. (a)	3	200
Schneider National Inc. - Class B	2	46
Sensata Technologies Holding Plc (a)	14	712
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	5	274
SiteOne Landscape Supply Inc. (a)	2	191
SkyWest Inc.	6	310
Snap-On Inc.	4	611
Southwest Airlines Co.	27	1,573
SP Plus Corp. (a)	2	74
Spartan Motors Inc.	4	70
Sparton Corp. (a)	1	17
Spirit Aerosystems Holdings Inc. - Class A	12	989
Spirit Airlines Inc. (a)	9	344
SPX Corp. (a)	3	94
SPX Flow Technology USA Inc. (a)	4	222
Standex International Corp.	1	104
Stanley Black & Decker Inc.	4	644
Steel Connect Inc. (a)	6	12
Steelcase Inc. - Class A	9	126
Stericycle Inc. (a)	6	363
Sterling Construction Co. Inc. (a)	3	31
Sun Hydraulics Corp.	2	101
Team Inc. (a) (b)	3	40
Teledyne Technologies Inc. (a)	3	524
Tennant Co.	2	118
Terex Corp.	9	349
Tetra Tech Inc.	6	270
Textainer Group Holdings Ltd. (a)	3	45
Textron Inc.	18	1,075
Thermon Group Holdings Inc. (a)	3	60
Timken Co.	9	416
Titan International Inc.	6	77
Titan Machinery Inc. (a)	1	30

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Toro Co.	7	433
TransDigm Group Inc.	2	614
TransUnion LLC (a)	8	433
Trex Co. Inc. (a)	2	260
TriMas Corp. (a)	4	110
TriNet Group Inc. (a)	5	245
Trinity Industries Inc.	18	585
Triton International Ltd. - Class A	10	314
Triumph Group Inc.	7	189
TrueBlue Inc. (a)	4	109
Tutor Perini Corp. (a)	5	116
Twin Disc Inc. (a)	1	26
Ultralife Corp. (a)	—	2
UniFirst Corp.	1	159
Union Pacific Corp.	31	4,117
United Continental Holdings Inc. (a)	32	2,207
United Parcel Service Inc. - Class B	30	3,089
United Rentals Inc. (a)	8	1,297
United Technologies Corp.	29	3,597
Univar Inc. (a)	10	291
Universal Forest Products Inc.	6	196
Universal Logistics Holdings Inc.	2	48
US Ecology Inc.	2	102
USA Truck Inc. (a)	1	28
USG Corp. (a)	16	658
Valmont Industries Inc.	2	360
Vectrus Inc. (a)	1	47
Verisk Analytics Inc. (a)	9	972
Veritiv Corp. (a)	2	66
Viad Corp.	2	113
Vicor Corp. (a)	1	40
VSE Corp.	1	62
Wabash National Corp.	7	154
WABCO Holdings Inc. (a)	3	424
Wabtec Corp. (b)	4	314
WageWorks Inc. (a)	1	63
Waste Management Inc.	19	1,564
Watsco Inc.	3	629
Watts Water Technologies Inc. - Class A	3	206
Welbilt Inc. (a)	13	258
Werner Enterprises Inc.	8	302
Wesco Aircraft Holdings Inc. (a)	9	93
WESCO International Inc. (a)	5	307
Willdan Group Inc. (a)	1	27
Woodward Governor Co.	6	401
WW Grainger Inc.	3	989
Xerium Technologies Inc. (a)	1	8
XPO Logistics Inc. (a)	13	1,340
Xylem Inc.	9	723
YRC Worldwide Inc. (a)	4	33
		164,575
Information Technology 22.7%
3D Systems Corp. (a) (b)	3	31
Accenture Plc - Class A	27	4,097
ACI Worldwide Inc. (a)	14	323
Activision Blizzard Inc.	16	1,088
Acxiom Corp. (a)	7	158
Adobe Systems Inc. (a)	14	2,981
ADTRAN Inc.	6	86
Advanced Energy Industries Inc. (a)	5	343
Advanced Micro Devices Inc. (a) (b)	29	287
Agilysys Inc. (a)	1	10
Akamai Technologies Inc. (a)	11	756
Alliance Data Systems Corp.	3	703
Alpha & Omega Semiconductor Ltd. (a)	3	51
Alphabet Inc. - Class A (a)	6	6,537
Alphabet Inc. - Class C (a)	7	6,852
Ambarella Inc. (a) (b)	1	50
Amdocs Ltd.	9	593
American Software Inc. - Class A	2	23
Amkor Technology Inc. (a)	29	298
Amphenol Corp. - Class A	11	978
Amtech Systems Inc. (a)	1	7
Analog Devices Inc.	6	560
	Shares/Par[1]	Value ($)
ANGI Homeservices Inc. (a) (b)	3	39
Anixter International Inc. (a)	3	255
Ansys Inc. (a)	3	525
Apple Inc.	231	38,740
Applied Materials Inc.	39	2,153
Applied Optoelectronics Inc. (a) (b)	1	26
Arista Networks Inc. (a)	2	500
ARRIS International Plc (a)	19	511
Arrow Electronics Inc. (a)	6	453
Aspen Technology Inc. (a)	8	593
Autodesk Inc. (a)	2	295
Automatic Data Processing Inc.	19	2,147
Avid Technology Inc. (a)	3	15
Avnet Inc.	11	454
AVX Corp.	7	120
Axcelis Technologies Inc. (a)	3	74
AXT Inc. (a)	1	6
Badger Meter Inc.	3	124
Bel Fuse Inc. - Class B	1	26
Belden Inc.	5	337
Benchmark Electronics Inc.	7	197
Black Box Corp.	2	4
Black Knight Inc. (a)	8	367
Blackbaud Inc.	3	296
Blackhawk Network Holdings Inc. (a)	5	240
Blucora Inc. (a)	4	105
Booz Allen Hamilton Holding Corp. - Class A	12	476
Broadcom Ltd.	10	2,273
Broadridge Financial Solutions Inc.	7	725
Brooks Automation Inc.	7	189
CA Inc.	30	1,009
Cabot Microelectronics Corp.	2	255
CACI International Inc. - Class A (a)	2	377
Cadence Design Systems Inc. (a)	14	512
CalAmp Corp. (a)	3	60
Calix Inc. (a)	6	39
Carbonite Inc. (a)	2	66
Cardtronics Plc - Class A (a)	6	141
Cars.com Inc. (a) (b)	9	258
Cass Information Systems Inc.	1	62
Cavium Inc. (a)	3	262
CDK Global Inc.	7	451
CDW Corp.	11	748
CEVA Inc. (a)	1	29
Ciena Corp. (a)	13	335
Cirrus Logic Inc. (a)	8	329
Cisco Systems Inc.	156	6,684
Citrix Systems Inc. (a)	8	697
Clearfield Inc. (a)	1	8
Cognex Corp.	11	550
Cognizant Technology Solutions Corp. - Class A	15	1,223
Coherent Inc. (a)	2	323
Cohu Inc.	4	80
CommerceHub Inc. - Class A (a)	1	24
CommerceHub Inc. - Class C (a)	2	48
CommScope Holding Co. Inc. (a)	11	443
Communications Systems Inc.	1	5
Computer Task Group Inc. (a)	3	21
comScore Inc. (a)	1	27
Comtech Telecommunications Corp.	1	36
Conduent Inc. (a)	15	271
Control4 Corp. (a)	1	12
Convergys Corp.	14	306
CoreLogic Inc. (a)	10	472
Corning Inc.	28	786
Cray Inc. (a)	7	153
Cree Inc. (a)	11	424
CSG Systems International Inc.	4	189
CSRA Inc.	13	516
CTS Corp.	3	91
Cyberoptics Corp. (a) (b)	1	10
Cypress Semiconductor Corp.	28	476
Daktronics Inc.	5	43
Dell Technologies Inc. - Class V (a)	6	458
DHI Group Inc. (a)	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Diebold Nixdorf Inc. (b)	8	118
Digi International Inc. (a)	4	37
Diodes Inc. (a)	6	195
Dolby Laboratories Inc.	6	365
DSP Group Inc. (a)	1	12
DST Systems Inc.	7	574
DXC Technology Co.	8	845
Eastman Kodak Co. (a) (b)	4	22
eBay Inc. (a)	37	1,477
EchoStar Corp. - Class A (a)	4	220
Electro Scientific Industries Inc. (a)	3	50
Electronic Arts Inc. (a)	9	1,065
Electronics for Imaging Inc. (a)	4	102
Ellie Mae Inc. (a)	2	159
Emcore Corp. (a)	3	19
Endurance International Group Holdings Inc. (a)	8	56
Entegris Inc.	14	496
Envestnet Inc. (a)	1	39
EPAM Systems Inc. (a)	3	391
ePlus Inc. (a)	2	131
Euronet Worldwide Inc. (a)	5	356
ExlService Holdings Inc. (a)	3	178
Extreme Networks (a)	6	64
F5 Networks Inc. (a)	4	575
Fabrinet (a)	5	148
Facebook Inc. - Class A (a)	69	11,019
Fair Isaac Corp. (a)	2	424
FARO Technologies Inc. (a)	2	103
Fidelity National Information Services Inc.	10	970
Finisar Corp. (a) (b)	11	181
FireEye Inc. (a)	3	44
First Data Corp. - Class A (a)	20	313
First Solar Inc. (a)	9	614
Fiserv Inc. (a)	18	1,281
FitBit Inc. - Class A (a) (b)	12	62
FleetCor Technologies Inc. (a)	4	856
Flextronics International Ltd. (a)	53	867
FLIR Systems Inc.	14	682
FormFactor Inc. (a)	8	107
Fortinet Inc. (a)	3	155
Frequency Electronics Inc. (a)	1	9
Gartner Inc. (a)	3	358
Genpact Ltd.	21	661
Global Payments Inc.	6	654
Globalscape Inc.	—	2
Globant SA (a)	3	131
Glu Mobile Inc. (a)	—	—
GoDaddy Inc. - Class A (a)	6	345
GrubHub Inc. (a) (b)	5	477
GSI Technology Inc. (a)	1	6
GTT Communications Inc. (a)	8	428
Guidewire Software Inc. (a)	3	244
Hackett Group Inc.	3	52
Harmonic Inc. (a)	10	39
Hewlett Packard Enterprise Co.	33	582
HP Inc.	51	1,117
IAC/InterActiveCorp. (a)	6	879
II-VI Inc. (a)	9	349
Infinera Corp. (a)	15	165
Insight Enterprises Inc. (a)	4	133
Integrated Device Technology Inc. (a)	10	302
Intel Corp.	201	10,472
InterDigital Inc.	5	386
Internap Corp. (a)	1	13
International Business Machines Corp.	39	6,023
Intevac Inc. (a)	1	7
Intuit Inc.	10	1,767
IPG Photonics Corp. (a)	5	1,065
Itron Inc. (a)	4	300
j2 Global Inc.	6	436
Jabil Inc.	24	688
Jack Henry & Associates Inc.	4	472
Juniper Networks Inc.	29	709
Kemet Corp. (a)	3	59
Key Tronic Corp. (a)	—	3
	Shares/Par[1]	Value ($)
Keysight Technologies Inc. (a)	8	436
Kimball Electronics Inc. (a)	3	42
KLA-Tencor Corp.	9	975
Knowles Corp. (a)	9	116
Kopin Corp. (a) (b)	3	11
Kulicke & Soffa Industries Inc. (a)	9	217
KVH Industries Inc. (a)	2	16
Lam Research Corp.	6	1,249
Lattice Semiconductor Corp. (a)	7	41
Leaf Group Ltd. (a)	1	6
Leidos Holdings Inc.	12	790
Limelight Networks Inc. (a)	7	30
Liquidity Services Inc. (a)	4	26
Littelfuse Inc.	2	452
LogMeIn Inc.	3	353
Lumentum Holdings Inc. (a) (b)	2	159
Luxoft Holding Inc. - Class A (a)	2	68
M/A-COM Technology Solutions Holdings Inc. (a) (b)	2	39
Magnachip Semiconductor Corp. (a) (b)	4	39
Manhattan Associates Inc. (a)	5	221
Mantech International Corp. - Class A	3	147
Marchex Inc. - Class B	3	7
Marvell Technology Group Ltd.	21	433
MasterCard Inc. - Class A	41	7,228
Match Group Inc. (a) (b)	2	104
Maxim Integrated Products Inc.	14	814
MAXIMUS Inc.	7	499
MaxLinear Inc. - Class A (a)	5	103
Maxwell Technologies Inc. (a) (b)	3	19
Meet Group Inc. (a)	6	13
Mesa Laboratories Inc. (b)	—	59
Methode Electronics Inc.	4	156
Microchip Technology Inc. (b)	7	597
Micron Technology Inc. (a)	78	4,079
Microsemi Corp. (a)	14	919
Microsoft Corp.	276	25,159
MicroStrategy Inc. - Class A (a)	1	112
MKS Instruments Inc.	5	595
MoneyGram International Inc. (a)	6	48
Monolithic Power Systems Inc.	1	154
Monotype Imaging Holdings Inc.	4	80
Motorola Solutions Inc.	7	699
MTS Systems Corp.	2	78
Nanometrics Inc. (a)	2	46
National Instruments Corp.	8	421
NCR Corp. (a)	15	460
NeoPhotonics Corp. (a) (b)	3	21
NetApp Inc.	17	1,040
NetGear Inc. (a)	3	180
NetScout Systems Inc. (a)	8	215
NIC Inc.	5	66
Novanta Inc. (a)	3	167
Nuance Communications Inc. (a)	20	308
NVE Corp.	—	39
Nvidia Corp.	21	4,829
Oclaro Inc. (a)	9	85
ON Semiconductor Corp. (a)	45	1,106
Oracle Corp.	71	3,226
OSI Systems Inc. (a)	2	112
Palo Alto Networks Inc. (a)	2	286
Park Electrochemical Corp.	2	36
Paychex Inc.	15	913
Paycom Software Inc. (a) (b)	4	474
Paylocity Holding Corp. (a)	2	83
PayPal Holdings Inc. (a)	22	1,692
PC Connection Inc.	3	77
PCM Inc. (a)	1	9
PDF Solutions Inc. (a) (b)	2	28
Pegasystems Inc.	1	37
Perceptron Inc. (a)	1	9
Perficient Inc. (a)	3	77
PFSweb Inc. (a)	2	20
Photronics Inc. (a)	7	58
Plantronics Inc.	3	185
Plexus Corp. (a)	3	203

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Power Integrations Inc.	2	122
PRGX Global Inc. (a)	1	9
Progress Software Corp.	4	157
Proofpoint Inc. (a)	1	160
PTC Inc. (a)	3	218
QAD Inc. - Class A	1	26
Qorvo Inc. (a)	5	358
QUALCOMM Inc.	54	2,991
Qualys Inc. (a)	2	168
QuinStreet Inc. (a)	2	30
Rambus Inc. (a)	10	132
RealNetworks Inc. (a)	2	6
RealPage Inc. (a)	5	266
Red Hat Inc. (a)	7	1,009
Reis Inc.	1	13
Ribbon Communications Inc. (a)	5	23
Richardson Electronics Ltd.	1	5
Rogers Corp. (a)	2	213
Rosetta Stone Inc. (a)	2	21
Rubicon Project Inc. (a)	3	6
Rudolph Technologies Inc. (a)	3	92
Sabre Corp.	28	602
Salesforce.com Inc. (a)	7	825
Sanmina Corp. (a)	8	198
ScanSource Inc. (a)	3	90
Science Applications International Corp.	5	426
SeaChange International Inc. (a)	2	6
Seagate Technology	17	994
Semtech Corp. (a)	6	221
ServiceNow Inc. (a)	3	435
ServiceSource International Inc. (a)	1	2
Shutterstock Inc. (a)	2	117
Sigma Designs Inc. (a)	4	24
Silicon Laboratories Inc. (a)	2	193
Skyworks Solutions Inc.	10	1,005
SolarEdge Technologies Inc. (a)	3	144
Splunk Inc. (a)	2	236
SS&C Technologies Holdings Inc.	13	722
Stamps.com Inc. (a) (b)	2	405
Stratasys Ltd. (a) (b)	5	105
Super Micro Computer Inc. (a) (b)	4	75
Sykes Enterprises Inc. (a)	5	135
Symantec Corp.	16	405
Synaptics Inc. (a)	4	163
Synchronoss Technologies Inc. (a)	4	46
SYNNEX Corp.	5	553
Synopsys Inc. (a)	3	266
Syntel Inc. (a)	10	252
Systemax Inc.	2	49
Tableau Software Inc. - Class A (a)	3	244
Take-Two Interactive Software Inc. (a)	6	603
TE Connectivity Ltd.	15	1,476
Tech Data Corp. (a)	2	213
TechTarget Inc. (a)	2	42
Telaria Inc. (a)	1	5
TeleNav Inc. (a)	3	19
Teradata Corp. (a)	14	551
Teradyne Inc.	13	581
Tessco Technologies Inc.	1	15
Texas Instruments Inc.	43	4,441
TiVo Corp.	13	170
Total System Services Inc.	10	854
Transact Technologies Inc.	—	1
Travelport Worldwide Ltd.	12	203
Travelzoo Inc. (a)	1	7
Trimble Inc. (a)	6	222
TTEC Holdings Inc.	4	131
TTM Technologies Inc. (a)	10	152
Twitter Inc. (a)	25	711
Tyler Technologies Inc. (a)	1	249
Ubiquiti Networks Inc. (a) (b)	7	458
Ultimate Software Group Inc. (a)	1	175
Ultra Clean Holdings Inc. (a)	3	57
Unisys Corp. (a) (b)	4	42
Universal Display Corp. (b)	3	296
	Shares/Par[1]	Value ($)
VASCO Data Security International Inc. (a)	3	44
Veeco Instruments Inc. (a)	5	88
VeriFone Systems Inc. (a)	11	165
Verint Systems Inc. (a)	5	214
VeriSign Inc. (a) (b)	4	470
Versum Materials Inc.	9	356
ViaSat Inc. (a) (b)	5	322
Viavi Solutions Inc. (a)	23	223
Virtusa Corp. (a)	2	103
Visa Inc. - Class A	66	7,927
Vishay Intertechnology Inc. (b)	13	248
Vishay Precision Group Inc. (a)	1	22
VMware Inc. - Class A (a) (b)	1	182
Web.com Group Inc. (a)	5	95
Western Digital Corp.	16	1,472
Western Union Co.	27	527
WEX Inc. (a)	5	735
Workday Inc. - Class A (a)	1	189
Worldpay Inc. - Class A (a)	9	704
Xcerra Corp. (a)	6	65
Xerox Corp.	20	582
Xilinx Inc.	11	812
XO Group Inc. (a)	2	37
Xperi Corp.	5	99
Yelp Inc. - Class A (a)	1	39
Zebra Technologies Corp. - Class A (a)	8	1,100
Zedge Inc. - Class B (a)	1	2
Zillow Group Inc. - Class A (a)	4	199
Zillow Group Inc. - Class C (a)	5	278
Zix Corp. (a)	3	14
Zynga Inc. - Class A (a)	68	248
		261,185
Materials 4.3%
A. Schulman Inc.	3	117
AdvanSix Inc. (a)	2	58
Air Products & Chemicals Inc.	5	809
AK Steel Holding Corp. (a) (b)	31	141
Albemarle Corp.	4	363
Alcoa Corp. (a)	10	458
Allegheny Technologies Inc. (a) (b)	11	256
American Vanguard Corp.	4	72
Ampco-Pittsburgh Corp.	1	8
AptarGroup Inc.	8	722
Ashland Global Holdings Inc.	4	305
Avery Dennison Corp.	6	594
Axalta Coating Systems Ltd. (a)	12	353
Balchem Corp.	3	245
Ball Corp.	15	613
Bemis Co. Inc.	13	570
Berry Global Group Inc. (a)	9	495
Boise Cascade Co.	4	163
Cabot Corp.	8	452
Carpenter Technology Corp.	5	225
Celanese Corp. - Class A	8	838
Century Aluminum Co. (a)	8	140
CF Industries Holdings Inc.	17	652
Chase Corp.	1	149
Chemours Co.	12	586
Clearwater Paper Corp. (a)	2	78
Cleveland-Cliffs Inc. (a) (b)	27	188
Coeur d'Alene Mines Corp. (a)	12	93
Commercial Metals Co.	10	211
Compass Minerals International Inc. (b)	4	236
Core Molding Technologies Inc.	1	14
Crown Holdings Inc. (a)	10	488
Domtar Corp.	8	356
DowDuPont Inc.	39	2,502
Eagle Materials Inc.	4	457
Eastman Chemical Co.	15	1,557
Ecolab Inc.	9	1,291
Ferro Corp. (a)	9	202
Ferroglobe Plc (a)	10	112
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d) (e)	10	—
Flotek Industries Inc. (a)	1	9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
FMC Corp.	5	383
Freeport-McMoRan Inc. - Class B (a)	90	1,579
FutureFuel Corp.	4	43
GCP Applied Technologies Inc. (a)	7	195
Gold Resource Corp.	4	20
Graphic Packaging Holding Co.	44	672
Greif Inc. - Class A	3	170
Greif Inc. - Class B	1	61
Hawkins Inc.	1	34
Haynes International Inc.	2	57
HB Fuller Co.	7	361
Hecla Mining Co.	40	147
Huntsman Corp.	27	792
Ingevity Corp. (a)	3	257
Innophos Holdings Inc.	2	77
Innospec Inc.	2	155
International Flavors & Fragrances Inc.	3	447
International Paper Co.	16	833
Intrepid Potash Inc. (a)	2	6
Kaiser Aluminum Corp.	1	111
KapStone Paper and Packaging Corp.	11	388
KMG Chemicals Inc.	1	68
Koppers Holdings Inc. (a)	2	95
Kraton Corp. (a)	4	209
Kronos Worldwide Inc.	8	189
Louisiana-Pacific Corp.	19	534
LSB Industries Inc. (a)	3	17
LyondellBasell Industries NV - Class A	14	1,502
Martin Marietta Materials Inc.	3	724
Materion Corp.	2	104
Mercer International Inc.	7	88
Minerals Technologies Inc.	3	234
Monsanto Co.	14	1,616
Mosaic Co.	14	336
Myers Industries Inc.	3	73
Neenah Inc.	2	136
NewMarket Corp.	1	417
Newmont Mining Corp.	20	765
Nucor Corp.	20	1,227
Olin Corp.	17	505
Olympic Steel Inc.	1	22
Omnova Solutions Inc. (a)	4	43
Owens-Illinois Inc. (a)	22	472
P.H. Glatfelter Co.	4	92
Packaging Corp. of America	8	887
Platform Specialty Products Corp. (a)	30	292
PolyOne Corp.	12	524
PPG Industries Inc.	9	1,059
Praxair Inc.	11	1,644
Quaker Chemical Corp.	1	173
Rayonier Advanced Materials Inc.	6	122
Reliance Steel & Aluminum Co.	7	626
Resolute Forest Products Inc. (a)	8	70
Royal Gold Inc.	5	459
RPM International Inc.	10	468
Ryerson Holding Corp. (a)	3	21
Schnitzer Steel Industries Inc. - Class A	3	86
Schweitzer-Mauduit International Inc.	3	118
Scotts Miracle-Gro Co. - Class A	7	596
Sealed Air Corp.	11	463
Sensient Technologies Corp.	4	282
Sherwin-Williams Co.	3	1,156
Silgan Holdings Inc.	16	434
Sonoco Products Co.	11	556
Southern Copper Corp. (b)	3	160
Steel Dynamics Inc.	24	1,060
Stepan Co.	2	205
Summit Materials Inc. - Class A (a)	12	355
SunCoke Energy Inc. (a)	8	85
TimkenSteel Corp. (a)	4	68
Trecora Resources (a)	2	26
Tredegar Corp.	3	50
Trinseo SA	6	456
Tronox Ltd. - Class A	10	185
UFP Technologies Inc. (a)	—	9
	Shares/Par[1]	Value ($)
United States Lime & Minerals Inc.	—	37
United States Steel Corp.	17	604
Universal Stainless & Alloy Products Inc. (a)	1	19
US Concrete Inc. (a) (b)	2	132
Valvoline Inc.	18	391
Vulcan Materials Co.	5	561
Westlake Chemical Corp.	5	507
WestRock Co.	10	624
Worthington Industries Inc.	6	247
WR Grace & Co.	5	336
		49,587
Real Estate 0.3%
Alexander & Baldwin Inc.	8	177
Altisource Portfolio Solutions SA (a)	1	37
CBRE Group Inc. - Class A (a)	19	879
Consolidated-Tomoka Land Co.	—	27
Forestar Group Inc. (a) (b)	—	8
FRP Holdings Inc. (a)	—	11
HFF Inc. - Class A	5	255
Howard Hughes Corp. (a)	3	447
Jones Lang LaSalle Inc.	3	607
Kennedy-Wilson Holdings Inc.	13	230
Marcus & Millichap Inc. (a)	4	151
PotlatchDeltic Corp.	2	81
Rafael Holdings Inc. - Class B (a)	1	7
RE/MAX Holdings Inc. - Class A	2	105
Realogy Holdings Corp. (b)	16	434
RMR Group Inc. - Class A	2	132
St. Joe Co. (a)	5	88
Stratus Properties Inc.	—	13
Tejon Ranch Co. (a)	3	72
		3,761
Telecommunication Services 2.1%
Alaska Communications Systems Group Inc. (a)	3	5
AT&T Inc.	320	11,420
ATN International Inc.	1	78
Boingo Wireless Inc. (a)	4	95
CenturyLink Inc.	64	1,045
Cincinnati Bell Inc. (a)	4	53
Cogent Communications Group Inc.	5	201
Consolidated Communications Holdings Inc. (b)	8	91
Frontier Communications Corp. (b)	2	18
Hawaiian Telcom Holdco Inc. (a)	1	27
IDT Corp. - Class B	3	17
ORBCOMM Inc. (a)	6	52
Shenandoah Telecommunications Co.	9	333
Spok Holdings Inc.	2	31
Sprint Corp. (a) (b)	53	257
Telephone & Data Systems Inc.	9	263
T-Mobile US Inc. (a)	20	1,209
US Cellular Corp. (a)	2	95
Verizon Communications Inc.	179	8,539
Vonage Holdings Corp. (a)	18	187
Windstream Holdings Inc. (b)	18	25
Zayo Group Holdings Inc. (a)	11	376
		24,417
Utilities 2.7%
AES Corp.	36	412
Allete Inc.	5	347
Alliant Energy Corp.	9	367
Ameren Corp.	10	547
American Electric Power Co. Inc.	13	913
American States Water Co.	4	202
American Water Works Co. Inc.	7	552
Aqua America Inc.	12	414
Artesian Resources Corp. - Class A	1	34
Atlantica Yield Plc	9	168
Atmos Energy Corp.	4	378
Avangrid Inc.	3	148
Avista Corp.	7	342
Black Hills Corp.	6	320
California Water Service Group	5	182
CenterPoint Energy Inc.	17	478
Chesapeake Utilities Corp.	2	111

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
CMS Energy Corp.	11	476
Connecticut Water Services Inc.	1	76
Consolidated Edison Inc.	9	681
Consolidated Water Co. Ltd.	2	27
Dominion Energy Inc.	18	1,189
DTE Energy Co.	7	746
Duke Energy Corp.	20	1,561
Dynegy Inc. (a)	16	212
Edison International	9	563
El Paso Electric Co.	4	197
Entergy Corp.	7	561
Eversource Energy	12	710
Exelon Corp.	25	993
FirstEnergy Corp.	17	583
Genie Energy Ltd. - Class B	2	10
Great Plains Energy Inc.	14	439
Hawaiian Electric Industries Inc.	11	365
IDACORP Inc.	5	425
MDU Resources Group Inc.	19	531
MGE Energy Inc.	3	186
Middlesex Water Co.	2	57
National Fuel Gas Co.	8	429
New Jersey Resources Corp.	8	335
NextEra Energy Inc.	13	2,181
NiSource Inc.	14	334
Northwest Natural Gas Co.	2	143
NorthWestern Corp.	5	244
NRG Energy Inc.	29	889
NRG Yield Inc. - Class A	4	59
NRG Yield Inc. - Class C	6	106
OGE Energy Corp.	8	278
ONE Gas Inc.	5	334
Ormat Technologies Inc.	5	297
Otter Tail Corp.	4	158
Pattern Energy Group Inc. - Class A (b)	9	163
PG&E Corp.	14	614
Pinnacle West Capital Corp.	4	356
PNM Resources Inc.	7	279
Portland General Electric Co.	9	347
PPL Corp.	18	511
Public Service Enterprise Group Inc.	14	684
SCANA Corp.	6	214
Sempra Energy	6	719
SJW Corp.	2	102
South Jersey Industries Inc.	8	221
Southern Co.	28	1,255
Southwest Gas Corp.	5	307
Spark Energy Inc. - Class A (b)	1	17
Spire Inc.	4	313
UGI Corp.	10	458
Unitil Corp.	1	65
Vectren Corp.	8	520
Vistra Energy Corp. (a)	7	149
WEC Energy Group Inc.	9	571
	Shares/Par[1]	Value ($)
Westar Energy Inc.	9	457
WGL Holdings Inc.	5	394
Xcel Energy Inc.	14	633
York Water Co.	1	45
		31,684
Total Common Stocks (cost $838,367)		1,149,214
PREFERRED STOCKS 0.0%
Consumer Discretionary 0.0%
GCI Liberty Inc. - Series A, 5.00%, (callable at 25 beginning 03/10/39) (f)	1	16
Total Preferred Stocks (cost $3)		16
RIGHTS 0.0%
Babcock & Wilcox Enterprises Inc. (a) (c) (g)	5	10
Dyax Corp. (a) (c) (e)	3	9
Famous Dave's Of America Inc. (a) (c) (g)	—	—
First Eagle Holdings Inc. (a) (c) (e)	4	2
Nexstar Broadcasting Inc. (a) (c) (e)	2	—
Property Development Center (a) (c) (e)	14	—
Total Rights (cost $5)		21
SHORT TERM INVESTMENTS 1.6%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (h) (i)	2,809	2,809
Securities Lending Collateral 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (i)	15,451	15,451
Total Short Term Investments (cost $18,260)		18,260
Total Investments 101.3% (cost $856,635)		1,167,511
Other Assets and Liabilities, Net (1.3)%		(14,978)
Total Net Assets 100.0%		1,152,533

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ambac Financial Group Inc.	06/10/14	86	64	—
Ferroglobe Rep and Warranty Insurance Trust	11/21/12	—	—	—
		86	64	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 22.6%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 1.98%, (1M US LIBOR + 0.11%), 01/25/37 (a)	4,405	2,998
Accredited Mortgage Loan Trust
Series 2004-A2-1, 2.47%, (1M US LIBOR + 0.60%), 04/25/34 (a)	594	561
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 2.47%, (1M US LIBOR + 0.60%), 02/25/36 (a)	14,029	13,894
AIMCO CLO Corp.
Series 2018-D-AA, 4.84%, (3M US LIBOR + 2.55%), 04/17/31 (a) (b) (c)	1,000	1,000
Alpine Securitization
Series 2005-A3-32T1, REMIC, 2.87%, (1M US LIBOR + 1.00%), 08/25/35 (a)	8,497	6,466
Series 2005-1A1-59, REMIC, 2.15%, (1M US LIBOR + 0.33%), 11/20/35 (a)	7,593	7,370
Series 2006-A1B-OA12, REMIC, 2.01%, (1M US LIBOR + 0.19%), 09/20/46 (a)	4,468	3,940
Alternative Loan Trust
Series 2005-2A1-J12, REMIC, 2.41%, (1M US LIBOR + 0.27%), 11/25/35 (a)	3,574	2,567
American Home Mortgage Assets Trust
Series 2006-A1-5, REMIC, 2.20%, (12M US Federal Reserve Cumulative Average CMT + 0.92%), 11/25/46 (a)	12,109	6,638
Series 2007-A1-1, REMIC, 1.98%, (12M US Federal Reserve Cumulative Average CMT + 0.70%), 02/25/47 (a)	8,216	5,300
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 4.21%, (6M US LIBOR + 2.00%), 02/25/45 (a)	104	106
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M1-R8, REMIC, 2.34%, (1M US LIBOR + 0.47%), 10/25/35 (a)	3,834	3,842
Amortizing Residential Collateral Trust
Series 2002-A-BC4, REMIC, 2.45%, (1M US LIBOR + 0.58%), 07/25/32 (a)	16	16
Apidos CLO XII
Series 2013-DR-12A, 4.52%, (3M US LIBOR + 2.60%), 04/15/31 (a) (c)	1,000	1,003
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (c)	2,954	2,932
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 2.91%, (3M US LIBOR + 1.19%), 04/17/26 (a) (c)	9,000	9,001
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-A2C-W2, REMIC, 2.23%, (1M US LIBOR + 0.36%), 10/25/35 (a)	1,486	1,490
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 4.83%, (1M US LIBOR + 3.05%), 12/15/19 (a) (c)	3,872	3,830
Atrium XIII LLC
Series D-13A, 4.14%, (3M US LIBOR + 2.70%), 11/21/30 (a) (c)	1,000	1,006
Babson CLO Ltd.
Series 2015-DR-IA, 4.52%, (3M US LIBOR + 2.60%), 01/20/31 (a) (c)	1,280	1,280
Banc of America Funding Trust
Series 2005-4A1-A, REMIC, 3.75%, 02/20/35 (a)	834	840
Series 2005-A1-D, REMIC, 3.61%, 05/25/35 (a)	10,193	10,697
Banc of America Mortgage Securities Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	9	9
Barings CLO Ltd.
Series 2018-C-1A, 0.00%, 04/15/31 (a) (b) (c)	1,000	1,000
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 2.50%, (1M US LIBOR + 0.72%), 03/15/20 (a) (c)	4,157	4,134
BBCMS Trust
Series 2015-A-STP, REMIC, 3.32%, 09/10/20 (c)	10,526	10,592
Series 2017-C-DELC, REMIC, 2.98%, (1M US LIBOR + 1.20%), 08/15/19 (a) (c)	37	37
	Shares/Par[1]	Value ($)
Series 2017-D-DELC, REMIC, 3.48%, (1M US LIBOR + 1.70%), 08/15/19 (a) (c)	42	42
Series 2017-E-DELC, REMIC, 4.28%, (1M US LIBOR + 2.50%), 08/15/19 (a) (c)	87	87
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.14%, 11/05/36 (a) (c)	6,436	74
Interest Only, Series 2012-XA-SHOW, REMIC, 0.60%, 11/05/36 (a) (c)	11,689	434
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (c)	1,219	1,255
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (c)	988	824
Series 2011-12A1-RR5, REMIC, 4.97%, 03/26/37 (a) (c)	255	250
Series 2010-5A3-RR11, REMIC, 3.62%, 03/27/37 (a) (c)	7,822	6,498
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (c)	5,147	4,417
Series 2012-6A6-RR1, REMIC, 1.78%, 12/26/46 (a) (c)	15,670	14,280
Bear Stearns Adjustable Rate Mortgage Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	1	1
Series 2002-1A1-11, REMIC, 3.56%, 02/25/33 (a)	2	2
Series 2002-1A2-11, REMIC, 3.73%, 02/25/33 (a)	4	4
Series 2003-6A1-1, REMIC, 3.83%, 04/25/33 (a)	21	21
Series 2003-4A1-8, REMIC, 3.76%, 01/25/34 (a)	117	117
Series 2004-12A5-1, REMIC, 3.83%, 04/25/34 (a)	236	238
Series 2004-2A1-8, REMIC, 3.67%, 11/25/34 (a)	353	354
Bear Stearns Alt-A Trust
Series 2005-23A1-4, REMIC, 3.69%, 05/25/35 (a)	260	261
Series 2005-22A1-7, REMIC, 3.59%, 09/25/35 (a)	167	149
Series 2005-26A1-7, REMIC, 3.62%, 09/25/35 (a)	11,741	9,198
Bear Stearns Asset Backed Securities I Trust
Series 2005-M2-AQ1, REMIC, 2.85%, (1M US LIBOR + 0.98%), 03/25/35 (a)	7,911	7,979
Series 2006-1M1-HE1, REMIC, 2.28%, (1M US LIBOR + 0.41%), 12/25/35 (a)	2,370	2,379
Series 2006-A2-4, REMIC, 2.13%, (1M US LIBOR + 0.26%), 10/25/36 (a)	6,378	6,362
Series 2007-1A3-HE3, REMIC, 2.12%, (1M US LIBOR + 0.25%), 01/25/37 (a)	4,708	4,878
Series 2007-1A2-HE3, REMIC, 2.07%, (1M US LIBOR + 0.20%), 04/25/37 (a)	1,151	1,414
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.63%, 01/26/36 (a)	538	477
Series 2007-A2-EMX1, REMIC, 3.17%, (1M US LIBOR + 1.30%), 03/25/37 (a) (c)	2,947	2,997
Series 2007-2A1-R6, REMIC, 3.32%, 12/26/46 (a)	334	293
BNC Mortgage Loan Trust
Series 2007-A2-2, REMIC, 1.97%, (1M US LIBOR + 0.10%), 05/25/37 (a)	20	20
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 2.97%, (1M US LIBOR + 1.32%), 02/15/20 (a) (c)	2,784	2,770
Series 2018-E-BIOA, REMIC, 3.60%, (1M US LIBOR + 1.95%), 02/15/20 (a) (c)	6,960	6,925
BX Trust
Series 2017-D-IMC, 4.03%, (1M US LIBOR + 2.25%), 10/15/19 (a) (c)	3,514	3,514
Series 2017-E-IMC, 5.03%, (1M US LIBOR + 3.25%), 10/15/19 (a) (c)	5,667	5,659
Interest Only, Series 2017-XCP-IMC, 1.01%, 10/15/32 (a) (c)	261,176	1,281
Caesars Palace Las Vegas Trust
Series 2017-D-VICI, 4.35%, 10/15/22 (a) (c)	3,886	3,925
Series 2017-E-VICI, 4.35%, 10/15/22 (a) (c)	3,886	3,786
CAL Funding III Ltd.
Series 2018-A-1A, REMIC, 3.96%, 02/25/28 (c)	4,958	5,000

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Canyon Capital CLO Ltd.
Series 2014-CR-1A, 4.52%, (3M US LIBOR + 2.75%), 01/30/31 (a) (c)	1,134	1,127
CD Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD3, REMIC, 1.04%, 02/10/50 (a)	48,671	3,458
CGGS Commerical Mortgage Trust
Series 2018-D-WSS, REMIC, 4.05%, 02/15/20 (a) (c)	4,159	4,159
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.46%, 12/25/35 (a)	773	782
ChaseFlex Trust
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	693	607
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	1,184	1,170
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.43%, 01/10/25 (a) (c)	3,780	3,183
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26 (c)	6,457	4,938
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A3A-8, REMIC, 3.74%, 11/25/35 (a)	4,294	4,408
Series 2005-A2A-11, REMIC, 3.63%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.40%), 12/25/35 (a)	39	40
Series 2007-A3A-AHL3, REMIC, 1.93%, (1M US LIBOR + 0.06%), 05/25/37 (a)	394	311
Series 2007-1A1-FS1, REMIC, 5.75%, 10/25/37 (c) (d)	4,416	4,517
COMM Mortgage Trust
Series 2017-E-PANW, 3.81%, 10/10/24 (a) (c)	5,717	5,359
Series 2017-D-PANW, 3.93%, 10/10/24 (a) (c)	3,425	3,319
Series 2015-C-DC1, REMIC, 4.35%, 01/10/25 (a)	200	193
Series 2015-C-CR23, REMIC, 4.25%, 04/10/25 (a)	2,923	2,841
Interest Only, Series 2014-XA-CR20, REMIC, 1.15%, 11/10/47 (a)	122,145	6,419
Interest Only, Series 2015-XA-CR22, REMIC, 0.99%, 03/10/48 (a)	136,619	6,017
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2017-XA-BNK8, 0.75%, 11/15/50 (a)	151,034	8,880
Cook Park CLO Ltd.
Series 2018-D-1A, 0.00%, (3M US LIBOR + 2.60%), 04/17/30 (a) (b) (c)	2,000	2,000
Countrywide Alternative Loan Trust
Series 2005-1A2-27, REMIC, 2.68%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (a)	546	557
Series 2006-1A1A-OA17, REMIC, 2.02%, (1M US LIBOR + 0.20%), 12/20/46 (a)	7,728	6,717
Series 2006-A1-OA21, REMIC, 2.01%, (1M US LIBOR + 0.19%), 03/20/47 (a)	5,392	4,651
Series 2007-A1A-OA7, REMIC, 2.05%, (1M US LIBOR + 0.18%), 05/25/47 (a)	348	334
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 2.02%, (1M US LIBOR + 0.15%), 04/25/34 (a)	2,149	2,072
Series 2004-M1-3, REMIC, 2.62%, (1M US LIBOR + 0.75%), 06/25/34 (a)	134	132
Series 2007-1A-2, REMIC, 2.01%, (1M US LIBOR + 0.14%), 10/25/35 (a)	5,563	4,973
Series 2005-M3-BC5, REMIC, 2.37%, (1M US LIBOR + 0.50%), 12/25/35 (a)	5,000	4,993
Series 2007-1A-9, REMIC, 2.07%, (1M US LIBOR + 0.20%), 02/25/36 (a)	13,263	10,687
Series 2006-1A-26, REMIC, 2.01%, (1M US LIBOR + 0.14%), 06/25/37 (a)	7,472	6,862
Series 2007-1A-13, REMIC, 2.71%, (1M US LIBOR + 0.84%), 06/25/36 (a)	2,438	2,299
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	2,678	2,710
Series 2004-A2-HYB6, REMIC, 3.51%, 11/20/34 (a)	660	670
Series 2004-A3-22, REMIC, 3.49%, 11/25/34 (a)	318	319
	Shares/Par[1]	Value ($)
Series 2004-1A1-HYB9, REMIC, 3.52%, 02/20/35 (a)	269	270
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	2,226	1,913
Series 2005-3A2A-HYB9, REMIC, 3.46%, (12M US LIBOR + 1.75%), 02/20/36 (a)	64	60
Credit Acceptance Auto Loan Trust
Series 2017-A-3A, 2.65%, 01/15/21 (c)	10,000	9,942
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 2.19%, 03/25/32 (a) (c)	31	29
Credit Suisse Mortgage Capital Certificates
Series 2010-4A4-18R, REMIC, 3.47%, 04/26/38 (a) (c)	2,540	2,525
Credit Suisse Mortgage Trust
Series 2017-E-CALI, REMIC, 3.78%, 11/12/24 (a) (c)	5,200	4,862
Series 2017-F-CALI, REMIC, 3.78%, 11/12/24 (a) (c)	5,200	4,711
CSAIL Commercial Mortgage Trust
Series 2017-C-CX10, 4.11%, 11/15/27 (a)	3,875	3,779
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	2,199	1,839
CWABS Asset-Backed Certificates Trust
Series 2005-MV1-17, REMIC, 2.33%, (1M US LIBOR + 0.46%), 04/25/36 (a)	5,400	5,440
Series 2005-2AV-17, REMIC, 2.11%, (1M US LIBOR + 0.24%), 05/25/36 (a)	6,794	6,671
Series 2006-2A3-17, REMIC, 2.11%, (1M US LIBOR + 0.24%), 03/25/47 (a)	6,698	5,591
Dryden CLO LVII Ltd.
Series 2018-D-57A, 4.44%, (3M US LIBOR + 2.55%), 05/15/31 (a) (c)	1,000	1,001
Dryden XXXVI Senior Loan Fund
Series 2014-DR-36A, 5.96%, (3M US LIBOR + 4.24%), 01/15/28 (a) (c)	2,500	2,536
Equity One Mortgage Pass-Through Trust
Series 2002-AV1-3, 2.43%, (1M US LIBOR + 0.56%), 11/25/32 (a)	7	7
First Franklin Mortgage Loan Trust
Series 2005-M2-FFH2, REMIC, 2.68%, (1M US LIBOR + 0.81%), 04/25/35 (a) (c)	883	890
Series 2005-A4-FF9, REMIC, 2.59%, (1M US LIBOR + 0.72%), 10/25/35 (a)	3,298	3,130
First Horizon Asset Securities Inc.
Series 2005-4A1-AR6, REMIC, 3.72%, 02/25/36 (a)	493	474
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 3.34%, 10/25/35 (a)	1,209	1,165
GE-WMC Asset-Backed Pass-Through Certificates
Series 2005-A2C-2, REMIC, 2.12%, (1M US LIBOR + 0.25%), 12/25/35 (a)	3,443	3,425
Gilbert Park CLO Ltd.
Series 2017-1A-E, 4.31%, (3M US LIBOR + 2.95%), 10/15/30 (a) (c)	1,000	1,007
Series 2017-1A-E, 7.76%, (3M US LIBOR + 6.40%), 10/15/30 (a) (c)	2,000	2,028
GoldenTree Loan Opportunities IX Ltd.
Series 2014-AR-9A, 3.13%, (3M US LIBOR + 1.37%), 10/29/26 (a) (c)	7,000	7,003
GoldenTree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 4.13%, (3M US LIBOR + 2.40%), 01/18/31 (a) (c)	1,000	1,002
Great Wolf Trust
Series 2017-D-WOLF, 3.88%, (1M US LIBOR + 2.10%), 09/15/19 (a) (c)	1,166	1,166
Series 2017-E-WOLF, 4.88%, (1M US LIBOR + 3.10%), 09/15/19 (a) (c)	1,808	1,812
Series 2017-F-WOLF, 5.85%, (1M US LIBOR + 4.07%), 09/15/19 (a) (c)	962	964
Greenwood Park CLO Ltd.
Series 2018-D-1A, 4.53%, (3M US LIBOR + 2.50%), 04/15/31 (a) (c)	1,000	1,002
GS Mortgage Securities Corp. II
Series 2017-C-GS8, 4.34%, 11/10/27	6,463	6,464
GS Mortgage Securities Trust
Series 2016-WMB-GS3, 3.60%, 10/10/49 (c)	9,000	8,928

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Interest Only, Series 2018-XA-GS9, REMIC, 0.60%, 03/10/51 (a)	112,851	4,205
GSAMP Trust
Series 2006-A1-HE4, REMIC, 2.01%, (1M US LIBOR + 0.14%), 06/25/36 (a)	1,573	1,489
Series 2006-A2C-FM2, REMIC, 2.02%, (1M US LIBOR + 0.15%), 09/25/36 (a)	8,282	3,984
Series 2007-A2B-FM2, REMIC, 1.96%, (1M US LIBOR + 0.09%), 01/25/37 (a)	2,864	1,941
Series 2007-A1-HS1, REMIC, 2.72%, (1M US LIBOR + 0.85%), 02/25/37 (a)	2,756	2,778
GSR Mortgage Loan Trust
Series 2005-2A1-AR6, REMIC, 3.61%, 09/25/35 (a)	466	475
Series 2005-6A1-AR7, REMIC, 3.64%, 11/25/35 (a)	147	148
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 2.25%, (1M US LIBOR + 0.44%), 05/19/35 (a)	86	83
Series 2005-3A1-4, REMIC, 3.63%, 07/19/35 (a)	326	300
Harbour Aircraft Investments Ltd.
Series 2017-A-1, 4.00%, 11/15/24 (b)	14,600	14,507
Hilton USA Trust
Series 2016-A-SFP, REMIC, 2.83%, 11/05/23 (c)	10,000	9,737
Home Equity Asset Trust
Series 2005-M4-2, REMIC, 2.92%, (1M US LIBOR + 1.05%), 07/25/35 (a)	1,718	1,732
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 2.23%, (1M US LIBOR + 0.36%), 12/25/35 (a)	3,000	3,013
Hyatt Hotel Portfolio Trust
Series 2017-E-HYT2, REMIC, 4.13%, (1M US LIBOR + 2.35%), 08/09/20 (a) (c)	9,183	9,188
IndyMac INDX Mortgage Loan Trust
Series 2005-A3-AR11, REMIC, 3.45%, 08/25/35 (a)	1,874	1,692
Series 2005-1A1-AR31, REMIC, 3.46%, 01/25/36 (a)	396	348
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, 0.92%, 10/15/50 (a)	97,061	6,363
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-AFL-FLRR, 3.23%, (1M US LIBOR + 1.45%), 01/15/33 (a) (c)	1,114	1,115
Series 2016-E-WIKI, REMIC, 4.01%, 10/05/21 (a) (c)	5,248	5,076
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 2.11%, (1M US LIBOR + 0.24%), 05/25/36 (a)	4,876	4,737
Series 2007-MV6-CH1, REMIC, 2.42%, (1M US LIBOR + 0.55%), 11/25/36 (a)	2,414	2,273
Series 2007-MV1-CH2, REMIC, 2.15%, (1M US LIBOR + 0.28%), 01/25/37 (a)	4,800	4,527
JPMorgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	90	77
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	889	927
Kitty Hawk CLO LLC
Series 2015-A1R-1A, 2.93%, (3M US LIBOR + 1.21%), 04/15/27 (a) (c)	5,000	5,001
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.86%, 11/14/19 (a) (c)	5,248	5,187
LCM XV Ltd.
Series DR-15A, 5.44%, (3M US LIBOR + 3.70%), 07/20/30 (a) (c)	2,750	2,813
Lehman XS Trust
Series 2005-1A3-4, REMIC, 2.67%, (1M US LIBOR + 0.80%), 10/25/35 (a)	1,573	1,539
Series 2007-3A3-2N, REMIC, 2.04%, (1M US LIBOR + 0.17%), 02/25/37 (a)	7,930	6,499
Long Beach Mortgage Loan Trust
Series 2004-A5-5, REMIC, 2.43%, (1M US LIBOR + 0.56%), 09/25/34 (a)	198	188
Series 2006-1A-7, REMIC, 2.03%, (1M US LIBOR + 0.16%), 08/25/36 (a)	8,772	5,549
	Shares/Par[1]	Value ($)
Long Point Park CLO Ltd.
Series 2017-C-1A, 4.09%, (3M US LIBOR + 2.40%), 01/17/30 (a) (c)	1,000	996
Longtrain Leasing III LLC
Series 2015-A2-1A, 4.06%, 01/15/25 (c)	2,500	2,536
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 6.00%, (1M US LIBOR + 4.13%), 12/25/32 (a)	1,427	1,449
Series 2005-M5-WMC1, REMIC, 2.88%, (1M US LIBOR + 1.01%), 03/25/35 (a)	5,005	4,990
Series 2006-A3-NC2, REMIC, 1.98%, (1M US LIBOR + 0.11%), 08/25/36 (a)	10,771	5,497
Series 2006-A3-AM3, REMIC, 2.04%, (1M US LIBOR + 0.17%), 10/25/36 (a)	3,872	3,687
Series 2007-A2-WMC1, REMIC, 1.92%, (1M US LIBOR + 0.05%), 01/25/37 (a)	335	144
Series 2007-A1-HE2, REMIC, 3.02%, (1M US LIBOR + 1.15%), 08/25/37 (a)	6,986	5,421
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
Series 1999-A2-TBC3, REMIC, 2.61%, (1M US LIBOR + 0.49%), 10/20/29 (a)	46	44
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 3.45%, 05/25/33 (a)	244	255
Series 2005-2A3-A6, REMIC, 2.25%, (1M US LIBOR + 0.38%), 08/25/35 (a)	2,997	2,970
Series 2005-3A-2, REMIC, 2.66%, (1M US LIBOR + 1.00%), 10/25/35 (a)	43	42
Series 2005-1A-2, REMIC, 2.91%, (6M US LIBOR + 1.25%), 10/25/35 (a)	4,266	4,323
Series 2005-5A-3, REMIC, 2.12%, (1M US LIBOR + 0.25%), 11/25/35 (a)	78	75
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/15/24	9,000	8,909
Series 2016-ASB-C31, REMIC, 2.95%, 12/15/25	3,500	3,434
Interest Only, Series 2017-XA-C34, REMIC, 0.83%, 11/15/52 (a)	46,745	2,761
Morgan Stanley Capital I Trust
Series 2014-B-CPT, REMIC, 3.45%, 07/13/21 (a) (c)	490	489
Interest Only, Series 2017-XA-HR2, REMIC, 0.81%, 12/15/50 (a)	25,443	1,549
Morgan Stanley Dean Witter Capital I Inc. Trust
Series 2002-M1-HE1, REMIC, 2.77%, (1M US LIBOR + 0.90%), 07/25/32 (a)	727	730
MortgageIT Trust
Series 2005-A1-5, REMIC, 2.39%, (1M US LIBOR + 0.26%), 12/25/35 (a)	3,640	3,591
Mosaic Solar Loans LLC
Series 2017-A-2A, 3.82%, 09/20/42 (c)	10,656	10,536
Motel 6 Trust
Series 2017-D-MTL6, REMIC, 3.93%, (1M US LIBOR + 2.15%), 08/15/19 (a) (c)	3,976	3,971
Navient Private Education Loan Trust
Series 2017-B-A, 3.91%, 09/15/25 (c)	8,000	7,710
Navient Student Loan Trust
Series 2017-A1-3X, 2.17%, (1M US LIBOR + 0.30%), 12/25/19 (a) (c)	6,376	6,381
Neuberger Berman CLO LVII Ltd.
Series 2018-D-27A, 4.56%, (3M US LIBOR + 2.60%), 01/15/30 (a) (c)	1,000	1,000
Neuberger Berman CLO XVI Ltd.
Series 2017-D-16SA, 4.22%, (3M US LIBOR + 2.50%), 01/15/28 (a) (c)	2,000	2,000
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 2.38%, (1M US LIBOR + 0.51%), 09/25/35 (a)	1,900	1,895
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 3.98%, 08/25/35 (a)	957	973
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/27 (c)	4,825	4,706
Octagon Investment Partners XV Ltd.
Series 2013-DR-1A, 5.44%, (3M US LIBOR + 3.70%), 07/19/30 (a) (c)	2,500	2,538

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Octagon Investment Partners XXX Ltd.
Series 2017-C-1A, 5.24%, (3M US LIBOR + 3.50%), 03/17/30 (a) (c)	2,500	2,523
Octagon Investment Partners XXXI Ltd.
Series 2017-DD-1A, 3.98%, (3M US LIBOR + 2.50%), 01/20/30 (a) (c)	1,000	1,001
Octagon Investment Partners XXXIII Ltd.
Series 2017-C-1A, 4.15%, (3M US LIBOR + 2.75%), 01/20/31 (a) (c)	1,000	1,003
Series 2017-D-1A, 7.70%, (3M US LIBOR + 6.30%), 01/20/31 (a) (c)	1,000	1,011
Octagon Investment Partners XXXIV Ltd.
Series 2017-D-1A, 5.44%, 07/20/30 (c)	1,282	1,300
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (c)	5,000	4,908
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 2.64%, (1M US LIBOR + 0.77%), 08/25/35 (a)	3,700	3,611
Series 2007-2A2-6, REMIC, 2.00%, (1M US LIBOR + 0.13%), 07/25/37 (a)	981	644
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-WCW1, REMIC, 2.58%, (1M US LIBOR + 0.71%), 05/25/35 (a)	1,700	1,697
Series 2005-M1-WCW3, REMIC, 2.35%, (1M US LIBOR + 0.48%), 08/25/35 (a)	1,138	1,141
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 2.27%, (1M US LIBOR + 0.40%), 02/25/34 (a)	14	14
RALI Trust
Series 2006-A1-QO6, REMIC, 2.05%, (1M US LIBOR + 0.18%), 06/25/46 (a)	11,850	5,074
RAMP Trust
Series 2005-M5-EFC1, REMIC, 2.85%, (1M US LIBOR + 0.98%), 05/25/35 (a)	12,706	12,900
RASC Trust
Series 2005-M1-KS1, REMIC, 2.55%, (1M US LIBOR + 0.68%), 02/25/35 (a)	2,707	2,707
Series 2006-AI3-KS9, REMIC, 2.03%, (1M US LIBOR + 0.16%), 09/25/36 (a)	3,977	3,836
Series 2006-1A3-EMX9, REMIC, 2.04%, (1M US LIBOR + 0.17%), 09/25/36 (a)	2,803	2,566
Series 2006-A4-KS7, REMIC, 2.11%, (1M US LIBOR + 0.24%), 09/25/36 (a)	2,379	2,280
Series 2007-A3-KS1, REMIC, 2.02%, (1M US LIBOR + 0.15%), 11/25/36 (a)	8,461	8,163
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 1.87%, 02/26/37 (a) (c)	1,570	1,531
Renew Financial LLC
Series 2017-A-2A, 3.22%, 09/22/53 (c)	9,499	9,252
Reperforming Loan REMIC Trust
Series 2006-AF1-R1, 2.21%, (1M US LIBOR + 0.34%), 01/25/36 (a) (c)	5,684	5,437
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.47%, 01/25/36 (a)	8,374	7,306
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR2, REMIC, 2.85%, (1M US LIBOR + 0.98%), 03/25/35 (a)	281	280
Series 2006-A3-FR3, REMIC, 2.12%, (1M US LIBOR + 0.25%), 05/25/36 (a)	3,596	2,328
Series 2007-A2A-HE1, REMIC, 1.93%, (1M US LIBOR + 0.06%), 12/25/36 (a)	260	91
SG Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C5, REMIC, 2.01%, 10/10/48 (a)	32,745	3,752
SLM Student Loan Trust
Series 2008-A-9, 3.25%, (3M US LIBOR + 1.50%), 04/25/23 (a)	3,297	3,365
SMB Private Education Loan Trust
Series 2017-A-1-A, 2.23%, (1M US LIBOR + 0.45%), 08/15/19 (a) (c)	3,392	3,394
Soundview Home Loan Trust
Series 2006-A1-WF2, REMIC, 2.00%, (1M US LIBOR + 0.13%), 12/25/36 (a)	686	687
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (c)	6,327	6,318
	Shares/Par[1]	Value ($)
Sprite Ltd.
Series 2017-A-1, 4.25%, 12/15/24 (c)	3,923	3,909
Stewart Park CLO Ltd.
Series 2015-DR-1A, 4.32%, (3M US LIBOR + 2.60%), 01/15/30 (a) (c)	2,000	2,012
Structured Asset Investment Loan Trust
Series 2004-A4-11, REMIC, 2.77%, (1M US LIBOR + 0.90%), 01/25/35 (a)	520	521
Series 2006-A4-1, REMIC, 2.18%, (1M US LIBOR + 0.31%), 01/25/36 (a)	2,500	2,384
Structured Asset Mortgage Investments II Trust
Series 2005-A3-AR5, REMIC, 2.31%, (1M US LIBOR + 0.25%), 07/19/35 (a)	259	247
Series 2007-2A1-AR2, REMIC, 2.13%, (1M US LIBOR + 0.26%), 03/25/37 (a)	812	592
Structured Asset Mortgage Investments Trust
Series 2002-A1-AR3, REMIC, 2.47%, (1M US LIBOR + 0.66%), 09/19/32 (a)	17	17
TAL Advantage V LLC
Series 2013-A-1A, 2.83%, 02/20/23 (c)	4,917	4,830
Series 2014-A-1A, 3.51%, 02/20/24 (c)	3,077	3,051
THL Credit Wind River CLO Ltd.
Series 2015-ER-2A, 7.27%, 10/15/27 (c)	2,000	2,004
Series 2014-DR-2A, 4.62%, (3M US LIBOR + 2.90%), 01/15/31 (a) (c)	1,000	1,007
Series 2014-ER-2A, 7.47%, (3M US LIBOR + 5.75%), 01/15/31 (a) (c)	1,000	990
Thunderbolt Aircraft Lease Ltd.
Series 2017-A-A, 4.21%, 04/15/24 (c) (d)	5,643	5,737
Triton Container Finance VI LLC
Series 2018-A-1A, 3.95%, 03/20/28 (c)	5,000	4,999
UBS Commercial Mortgage Trust
Series 2017-C-C4, 4.46%, 10/15/27 (a)	3,298	3,188
Series 2018-C-C8, 4.70%, 02/15/28 (a)	3,776	3,728
Interest Only, Series 2017-XA-C4, REMIC, 1.11%, 10/15/50 (a)	64,447	5,148
Series 2017-C-C5, REMIC, 4.32%, 11/15/50 (a)	5,169	5,049
Series 2017-C-C6, REMIC, 4.45%, 12/15/50 (a)	3,866	3,813
Interest Only, Series 2018-XA-C9, REMIC, 1.07%, 03/15/51 (a)	58,051	4,231
Vantage Data Centers LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (c)	6,994	7,058
VB-S1 Issuer LLC
Series 2016-D-1A, 4.46%, 06/15/21 (c)	2,000	1,999
Series 2018-C-1A, 3.41%, 02/15/23 (c)	2,000	1,999
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	151	163
Voya CLO Ltd.
Series 2014-CR2-1A, 0.00%, 04/18/31 (a) (c)	1,000	1,000
WaMu Mortgage Pass-Through Certificates
Series 2006-3A3-AR8, REMIC, 3.24%, 08/25/36 (a)	2,498	2,332
Series 2007-3A3-HY1, REMIC, 3.32%, 02/25/37 (a)	2,202	2,080
Series 2007-4A1-HY1, REMIC, 3.35%, 02/25/37 (a)	207	191
WaMu Mortgage Pass-Through Certificates
Series 2007-2A3-HY7, REMIC, 3.16%, 07/25/37 (a)	354	319
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2002-2A2-AR1, REMIC, 3.14%, 02/25/31 (a)	—	—
Series 2005-1A3A-AR18, REMIC, 3.39%, 01/25/36 (a)	552	558
Series 2002-1A-AR9, REMIC, 2.68%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/42 (a)	59	59
Series 2002-1A-AR17, REMIC, 2.48%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 11/25/42 (a)	43	40
Series 2005-A1A1-AR13, REMIC, 2.16%, (1M US LIBOR + 0.29%), 10/25/45 (a)	73	73
Series 2006-1A-AR9, REMIC, 2.11%, (12M US Federal Reserve Cumulative Average CMT + 0.83%), 11/25/46 (a)	2,775	2,432
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, 4.19%, 11/15/50 (a)	5,073	5,110

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Series 2017-C-C41, 4.51%, 11/15/50 (a)	6,601	6,508
Series 2017-A-SMP, REMIC, 2.53%, (1M US LIBOR + 0.75%), 12/15/19 (a) (c)	1,670	1,668
Series 2017-C-SMP, REMIC, 2.98%, (1M US LIBOR + 1.20%), 12/15/19 (a) (c)	1,002	1,001
Series 2018-D-BXI, REMIC, 3.33%, (1M US LIBOR + 1.56%), 12/15/19 (a) (c)	3,826	3,812
Series 2017-D-SMP, REMIC, 3.43%, (1M US LIBOR + 1.65%), 12/15/19 (a) (c)	601	600
Series 2017-E-SMP, REMIC, 4.03%, (1M US LIBOR + 2.25%), 12/15/19 (a) (c)	1,871	1,866
Series 2012-C-LC5, REMIC, 4.69%, 09/15/22 (a)	2,195	2,203
Interest Only, Series 2015-XA-C28, REMIC, 0.73%, 05/15/48 (a)	91,796	3,469
Interest Only, Series 2016-XA-BNK1, REMIC, 1.79%, 08/15/49 (a)	31,712	3,610
Interest Only, Series 2018-XA-C43, REMIC, 0.87%, 03/15/51 (a)	75,252	4,171
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-CC, REMIC, 3.75%, 01/25/35 (a)	162	167
Series 2006-2A1-AR2, REMIC, 3.75%, 03/25/36 (a)	537	546
Series 2006-2A5-AR2, REMIC, 3.75%, 03/25/36 (a)	1,467	1,481
Series 2006-2A1-AR8, REMIC, 3.60%, 04/25/36 (a)	1,017	1,018
Series 2006-1A1-AR10, REMIC, 3.60%, 07/25/36 (a)	2,923	2,934
WhiteHorse VIII Ltd.
Series 2014-AR-1A, 2.28%, 05/01/26 (c)	10,000	10,005
Total Non-U.S. Government Agency Asset-Backed Securities (cost $805,532)		835,196
CORPORATE BONDS AND NOTES 24.6%
Consumer Discretionary 1.4%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (c)	1,300	1,238
American Axle & Manufacturing Inc.
6.25%, 03/15/26	790	783
Argos Merger Sub Inc.
7.13%, 03/15/23 (c) (e)	1,000	573
Boyne USA Inc.
7.25%, 05/01/25 (c)	1,345	1,377
CCO Holdings LLC
5.00%, 02/01/28 (c)	940	882
Cengage Learning Inc.
9.50%, 06/15/24 (c) (e)	1,000	771
Charter Communications Operating LLC
4.91%, 07/23/25	4,615	4,716
Constellation Merger Sub Inc.
8.50%, 09/15/25 (c)	650	631
CRC Escrow Issuer LLC
5.25%, 10/15/25 (c)	1,240	1,188
Eldorado Resorts Inc.
6.00%, 04/01/25	1,285	1,304
Expedia Inc.
3.80%, 02/15/28	4,700	4,366
Ford Motor Co.
7.45%, 07/16/31	3,870	4,701
Golden Nugget Inc.
6.75%, 10/15/24 (c)	900	905
GW Honos Security Corp.
8.75%, 05/15/25 (c)	1,215	1,273
IRB Holding Corp.
6.75%, 02/15/26 (c)	1,195	1,172
Jeld-Wen Inc.
4.63%, 12/15/25 (c)	590	563
Live Nation Entertainment Inc.
5.63%, 03/15/26 (c)	390	395
LTF Merger Sub Inc.
8.50%, 06/15/23 (c)	1,736	1,817
McDonald's Corp.
4.45%, 03/01/47	1,885	1,948
Newell Rubbermaid Inc.
5.50%, 04/01/46 (f)	4,615	4,875
NVA Holdings Inc.
6.88%, 04/01/26 (c)	1,260	1,270
	Shares/Par[1]	Value ($)
Omnicom Group Inc.
3.60%, 04/15/26	4,825	4,656
PetSmart Inc.
5.88%, 06/01/25 (c)	175	127
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	2,455	2,370
S.A.C.I. Falabella
3.75%, 04/30/23 (e)	700	696
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	865	854
Six Flags Entertainment Corp.
4.88%, 07/31/24 (c)	945	920
Tempur Sealy International Inc.
5.50%, 06/15/26	1,345	1,295
Viking Cruises Ltd.
5.88%, 09/15/27 (c)	1,700	1,611
		49,277
Consumer Staples 1.3%
Albertsons Cos. LLC
5.75%, 03/15/25	900	768
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,417
B&G Foods Inc.
5.25%, 04/01/25	1,205	1,122
BAT Capital Corp.
2.72%, (3M US LIBOR + 0.88%), 08/15/22 (a) (c)	4,689	4,713
CK Hutchison International 17 Ltd.
2.25%, 09/29/20 (c)	2,800	2,746
2.75%, 03/29/23 (c)	4,000	3,865
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	2,000	2,057
Coty Inc.
6.50%, 04/15/26 (c)	1,280	1,282
CVS Health Corp.
5.05%, 03/25/48	4,640	4,874
Embotelladora Andina SA
5.00%, 10/01/23	3,200	3,362
Grupo Bimbo SAB de CV
4.88%, 06/30/20	3,000	3,104
JBS USA LLC
7.25%, 06/01/21 (c)	1,400	1,416
JBS USA Lux SA
6.75%, 02/15/28 (c)	480	461
Kraft Heinz Foods Co.
2.80%, 07/02/20	4,780	4,748
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (c)	1,270	1,216
Pilgrim's Pride Corp.
5.75%, 03/15/25 (c)	1,200	1,166
Post Holdings Inc.
5.50%, 03/01/25 (c)	1,165	1,158
Smithfield Foods Inc.
4.25%, 02/01/27 (c)	4,380	4,320
Sysco Corp.
3.25%, 07/15/27	4,550	4,358
		49,153
Energy 3.0%
Aker BP ASA
5.88%, 03/31/25 (c)	465	470
APT Pipelines Ltd.
4.25%, 07/15/27 (c)	5,000	4,990
Baker Hughes a GE Co. LLC
4.08%, 12/15/47	5,095	4,817
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	2,650	2,738
Canadian Natural Resources Ltd.
2.95%, 01/15/23	6,730	6,539
Cheniere Energy Partners LP
5.25%, 10/01/25 (c)	1,195	1,178
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21	2,000	2,048
CNX Midstream Partners LP
6.50%, 03/15/26 (c)	1,300	1,282

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
CSI Compressco LP
7.50%, 04/01/25 (c)	545	551
Ecopetrol SA
7.63%, 07/23/19	2,500	2,644
Enable Midstream Partners LP
4.40%, 03/15/27	4,370	4,280
Energy Transfer Partners LP
4.75%, 01/15/26	480	486
EP Energy LLC
9.38%, 05/01/24 (c)	240	170
EQT Corp.
3.90%, 10/01/27	4,480	4,293
Exterran Energy Solutions LP
8.13%, 05/01/25 (c)	570	604
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (c)	610	578
Foresight Energy LLC
11.50%, 04/01/23 (c)	690	574
FTS International Inc.
6.25%, 05/01/22	1,205	1,211
Gulfport Energy Corp.
6.38%, 05/15/25	1,235	1,189
Hess Infrastructure Partners LP
5.63%, 02/15/26 (c)	1,230	1,212
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,322	1,403
5.75%, 08/01/23	2,590	2,801
Indigo Natural Resources LLC
6.88%, 02/15/26 (c)	705	670
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	5,885	7,108
MEG Energy Corp.
7.00%, 03/31/24 (c)	1,095	907
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (c)	535	540
Nabors Industries Inc.
5.75%, 02/01/25 (c)	725	683
NGL Energy Partners LP
7.50%, 11/01/23	625	626
Noble Holding International Ltd.
7.88%, 02/01/26 (c) (e)	295	292
ONGC Videsh Ltd.
3.25%, 07/15/19	1,955	1,952
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	5,300	5,123
Par Petroleum LLC
7.75%, 12/15/25 (c)	655	668
Petroleos Mexicanos
6.75%, 09/21/47	2,130	2,155
6.35%, 02/12/48 (c)	2,105	2,034
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	6,500	6,452
Phillips 66
4.88%, 11/15/44	660	699
Precision Drilling Corp.
7.13%, 01/15/26 (c)	1,190	1,186
QEP Resources Inc.
5.25%, 05/01/23	640	617
5.63%, 03/01/26	640	605
Regency Energy Partners LP
4.50%, 11/01/23	4,200	4,283
Reliance Holding USA Inc.
5.40%, 02/14/22	5,799	6,109
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	5,605	5,825
Sanchez Energy Corp.
6.13%, 01/15/23 (e)	630	460
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 05/03/21	6,700	6,592
SRC Energy Inc.
6.25%, 12/01/25 (c)	425	428
Sunoco LP
5.50%, 02/15/26 (c)	680	656
Tapstone Energy LLC
9.75%, 06/01/22 (c)	695	580
	Shares/Par[1]	Value ($)
TransMontaigne Partners LP
6.13%, 02/15/26	545	546
Transocean Proteus Ltd.
6.25%, 12/01/24 (c)	940	959
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	760	768
USA Compression Partners LP
6.88%, 04/01/26 (c)	970	985
Vine Oil & Gas LP
8.75%, 04/15/23 (c)	540	507
Weatherford International LLC
9.88%, 03/01/25 (c)	55	49
Weatherford International Ltd.
9.88%, 02/15/24	300	274
Whiting Petroleum Corp.
6.63%, 01/15/26 (c)	1,190	1,199
Williams Partners LP
3.75%, 06/15/27	2,250	2,152
		110,747
Financials 8.6%
AerCap Ireland Capital Ltd.
3.50%, 01/15/25	4,595	4,429
Altice US Finance I Corp.
5.38%, 07/15/23 (c)	1,175	1,190
American Express Co.
2.50%, 08/01/22	9,835	9,491
Anheuser-Busch InBev Finance Inc.
4.90%, 02/01/46	2,215	2,380
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (c)	1,250	1,171
AssuredPartners Inc.
7.00%, 08/15/25 (c)	1,590	1,575
Athene Global Funding
3.00%, 07/01/22 (c)	4,855	4,726
Australia & New Zealand Banking Group Ltd.
4.88%, 01/12/21 (c)	4,195	4,382
Banco de Costa Rica
5.25%, 08/12/18	4,000	4,013
Banco de Credito del Peru
2.25%, 10/25/19 (e)	5,200	5,129
Banco de Credito e Inversiones
4.00%, 02/11/23	2,450	2,476
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (g) (h)	6,400	2,318
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	5,022	5,267
Banco Nacional de Costa Rica
4.88%, 11/01/18	4,000	4,011
Banco Santander Chile
2.50%, 12/15/20	4,000	3,905
3.88%, 09/20/22 (e)	650	654
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24 (a)	2,420	2,468
Banco Santander SA
3.01%, (3M US LIBOR + 1.09%), 02/23/23 (a)	4,600	4,632
Bancolombia SA
6.13%, 07/26/20	400	423
Banistmo SA
3.65%, 09/19/22 (c)	4,000	3,812
Bank of America Corp.
2.63%, 04/19/21	2,600	2,562
2.88%, 04/24/23	1,000	980
Bank of Montreal
3.80%, 12/15/32	3,710	3,524
Barclays Bank Plc
2.16%, (3M US LIBOR + 0.46%), 01/11/21 (a)	3,365	3,361
BDO Unibank Inc.
2.63%, 10/24/21	1,300	1,263
2.95%, 03/06/23	5,700	5,476
BNP Paribas SA
3.38%, 01/09/25 (c)	4,945	4,786
Brighthouse Financial Inc.
3.70%, 06/22/27 (c)	4,580	4,256

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Cantor Fitzgerald LP
6.50%, 06/17/22 (c)	11,100	12,075
Capital One Financial Corp.
2.49%, (3M US LIBOR + 0.72%), 01/30/23 (a)	2,885	2,854
Citigroup Inc.
3.44%, (3M US LIBOR + 1.43%), 09/01/23 (a)	2,200	2,259
2.98%, (3M US LIBOR + 1.10%), 05/17/24 (a)	4,465	4,506
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	4,500	4,542
CNPC General Capital Ltd.
3.95%, 04/19/22	1,000	1,016
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	5,500	5,695
Commonwealth Bank of Australia
2.75%, 03/10/22 (c)	6,775	6,661
Continental Senior Trustee Ltd.
5.50%, 11/18/20	6,060	6,349
Credit Suisse Group AG
3.31%, (3M US LIBOR + 1.20%), 12/14/23 (a) (c)	4,425	4,493
CRH America Finance Inc.
3.95%, 04/04/28 (c)	785	783
DAE Funding LLC
5.00%, 08/01/24 (c)	600	567
Dana Financing Luxembourg SARL
5.75%, 04/15/25 (c)	650	662
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (i)	2,600	2,512
2.37%, (3M US LIBOR + 0.62%), 07/25/22 (a)	4,500	4,511
Discover Financial Services
4.10%, 02/09/27	6,035	5,989
ENA Norte Trust
4.95%, 04/25/23	1,729	1,788
Fondo Mivivienda SA
3.50%, 01/31/23	6,350	6,204
General Motors Financial Co. Inc.
2.65%, (3M US LIBOR + 0.93%), 04/13/20 (a)	8,000	8,072
Global Bank Corp.
5.13%, 10/30/19 (e)	6,500	6,652
Goldman Sachs Group Inc.
2.55%, (3M US LIBOR + 0.78%), 10/31/22 (a)	5,730	5,709
Icahn Enterprises LP
6.25%, 02/01/22	900	917
6.38%, 12/15/25	940	945
Itau CorpBanca
3.88%, 09/22/19	5,500	5,542
Level 3 Financing Inc.
5.38%, 01/15/24	1,195	1,164
Liberty Mutual Group Inc.
6.50%, 05/01/42 (c)	5,555	7,028
Lloyds Banking Group Plc
3.57%, 11/07/28	4,975	4,699
Macquarie Group Ltd.
3.19%, 11/28/23 (c)	2,625	2,536
4.15%, 03/27/24 (c)	2,260	2,265
Malayan Banking Bhd
3.91%, 10/29/26 (a)	4,482	4,493
Mitsubishi UFJ Financial Group Inc.
2.76%, (3M US LIBOR + 0.74%), 03/02/23 (a)	7,140	7,117
Mizuho Financial Group Inc.
2.95%, (3M US LIBOR + 0.88%), 09/11/22 (a)	3,460	3,469
Morgan Stanley
2.75%, 05/19/22	4,830	4,707
3.59%, 07/22/28 (a)	4,900	4,740
MUFG Americas Holdings Corp.
2.25%, 02/10/20	2,415	2,377
National Financial Partners Corp.
6.88%, 07/15/25 (c)	1,180	1,167
Navient Corp.
6.50%, 06/15/22 (e)	1,165	1,204
New York Life Global Funding
2.30%, 06/10/22 (c)	4,885	4,718
Nexstar Escrow Corp.
5.63%, 08/01/24 (c)	600	588
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (a)	6,500	6,551
	Shares/Par[1]	Value ($)
Peabody Securities Finance Corp.
6.00%, 03/31/22 (c)	1,285	1,316
Piper Jaffray Cos.
5.06%, 10/09/18 (j)	3,000	3,010
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (a)	7,180	7,055
S&P Global Inc.
4.40%, 02/15/26	2,095	2,200
Singtel Group Treasury Pte Ltd.
4.50%, 09/08/21	1,400	1,462
Solera LLC
10.50%, 03/01/24 (c)	770	857
SPARC EM Ltd.
0.00%, 12/05/22 (k)	10,475	9,424
Springleaf Finance Corp.
6.88%, 03/15/25	690	692
Starwood Property Trust Inc.
4.75%, 03/15/25 (c)	550	543
Sumitomo Mitsui Financial Group Inc.
2.47%, (3M US LIBOR + 0.74%), 01/17/23 (a) (e)	6,690	6,690
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (c)	2,650	2,570
3.63%, 04/28/26 (c)	1,973	1,924
Synchrony Financial
3.95%, 12/01/27	4,925	4,656
Temasek Financial I Ltd.
2.38%, 01/23/23	7,000	6,778
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (c)	4,695	4,687
Travelport Corporate Finance Plc
6.00%, 03/15/26 (c)	510	512
Trident TPI Holdings Inc.
6.63%, 11/01/25 (c)	620	607
United Overseas Bank Ltd.
3.75%, 09/19/24 (a)	3,800	3,815
2.88%, 03/08/27 (a)	3,170	3,057
Wayne Merger Sub LLC
8.25%, 08/01/23 (c)	1,200	1,236
		317,877
Health Care 1.5%
AbbVie Inc.
4.70%, 05/14/45	4,105	4,229
Anthem Inc.
2.95%, 12/01/22	4,500	4,388
AstraZeneca Plc
2.38%, 06/12/22	4,545	4,393
Avantor Inc.
6.00%, 10/01/24 (c)	900	896
9.00%, 10/01/25 (c)	600	588
Baxalta Inc.
4.00%, 06/23/25	4,000	3,982
Becton Dickinson & Co.
2.89%, 06/06/22	6,775	6,573
Boston Scientific Corp.
4.00%, 03/01/28	2,380	2,386
Celgene Corp.
4.35%, 11/15/47	4,555	4,330
Centene Corp.
4.75%, 01/15/25	1,175	1,147
DJO Finco LLC
8.13%, 06/15/21 (c)	675	680
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (c)	980	1,041
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (c)	1,700	1,757
Polaris Intermediate Corp.
8.50%, 12/01/22 (c) (l)	575	587
Select Medical Corp.
6.38%, 06/01/21	1,130	1,150
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (c) (e)	1,285	1,103
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	6,880	5,815

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/28 (c) (e)	715	706
THC Escrow Corp. III
7.00%, 08/01/25 (c) (e)	990	973
Universal Hospital Services Inc.
7.63%, 08/15/20	1,815	1,829
Valeant Pharmaceuticals International Inc.
5.50%, 11/01/25 (c)	345	336
9.25%, 04/01/26 (c)	660	657
Vizient Inc.
10.38%, 03/01/24 (c)	1,060	1,174
WellCare Health Plans Inc.
5.25%, 04/01/25	900	905
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20	4,739	4,689
		56,314
Industrials 1.8%
Adani Ports & Special Economic Zone Ltd.
3.95%, 01/19/22	2,100	2,090
Aeropuerto Internacional de Tocumen SA
5.75%, 10/09/23	3,155	3,328
Air Lease Corp.
3.75%, 02/01/22	2,865	2,890
2.75%, 01/15/23	1,930	1,857
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (c)	1,190	1,130
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (c)	1,120	1,202
Boeing Co.
6.88%, 03/15/39	2,920	4,133
Brand Energy & Infrastructure Services Inc.
8.50%, 07/15/25 (c)	800	835
Builders FirstSource Inc.
5.63%, 09/01/24 (c)	1,300	1,306
Burlington Northern Santa Fe LLC
4.55%, 09/01/44	4,034	4,355
CEVA Group Plc
7.00%, 03/01/21 (c) (e)	1,310	1,287
CSX Corp.
3.80%, 11/01/46	5,180	4,780
Delta Air Lines Inc.
3.63%, 03/15/22	2,200	2,196
Empresa de Transporte de Pasajeros Metro SA
4.75%, 02/04/24 (c)	1,062	1,104
5.00%, 01/25/47 (c)	1,845	1,905
FedEx Corp.
4.75%, 11/15/45	4,129	4,306
GFL Environmental Inc.
5.38%, 03/01/23 (c)	600	590
KAR Auction Services Inc.
5.13%, 06/01/25 (c)	600	597
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (c)	735	763
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	1,591	1,556
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34	4,500	4,646
Lockheed Martin Corp.
4.70%, 05/15/46	4,000	4,338
Matthews International Corp.
5.25%, 12/01/25 (c)	1,220	1,202
Ope Kag Finance Sub Inc.
7.88%, 07/31/23 (c)	500	513
Owens Corning Inc.
4.40%, 01/30/48	2,545	2,357
Penske Truck Leasing Co. LP
4.20%, 04/01/27 (c)	2,160	2,177
Pisces Midco Inc.
8.00%, 04/15/26 (j) (m)	205	207
Prime Security Services Borrower LLC
9.25%, 05/15/23 (c)	864	936
Republic Services Inc.
3.38%, 11/15/27	4,880	4,713
	Shares/Par[1]	Value ($)
Tempo Acquisition LLC
6.75%, 06/01/25 (c)	1,190	1,188
TransDigm Inc.
6.38%, 06/15/26	1,170	1,181
Triumph Group Inc.
7.75%, 08/15/25	850	871
Waste Pro USA Inc.
5.50%, 02/15/26 (c)	740	731
Xerium Technologies Inc.
9.50%, 08/15/21	300	309
		67,579
Information Technology 0.9%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	200	199
2.80%, 06/06/23	300	290
Applied Materials Inc.
4.35%, 04/01/47	2,770	2,916
Arrow Electronics Inc.
3.88%, 01/12/28	2,420	2,327
Ascend Learning LLC
6.88%, 08/01/25 (c)	1,280	1,315
Corning Inc.
4.38%, 11/15/57	4,565	4,185
eBay Inc.
2.75%, 01/30/23	4,515	4,361
Fidelity National Information Services Inc.
3.63%, 10/15/20	3,124	3,159
First Data Corp.
7.00%, 12/01/23 (c)	550	578
5.75%, 01/15/24 (c)	575	580
GTT Communications Inc.
7.88%, 12/31/24 (c)	1,140	1,150
Italics Merger Sub Inc.
7.13%, 07/15/23 (c)	1,210	1,208
Jabil Inc.
3.95%, 01/12/28	675	654
Match Group Inc.
5.00%, 12/15/27 (c) (e)	1,200	1,182
Oracle Corp.
4.13%, 05/15/45	4,235	4,262
Project Homestake Merger Corp.
8.88%, 03/01/23 (c)	980	931
Tencent Holdings Ltd.
3.38%, 05/02/19	300	302
2.34%, (3M US LIBOR + 0.61%), 01/19/23 (a) (c)	4,000	4,004
		33,603
Materials 1.0%
AK Steel Corp.
6.38%, 10/15/25 (e)	1,250	1,192
Anglo American Capital Plc
4.50%, 03/15/28 (c)	4,720	4,710
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (c)	1,150	1,153
BWAY Holding Co.
5.50%, 04/15/24 (c)	875	880
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	684	704
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (c)	1,180	1,172
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (c)	855	852
Georgia-Pacific LLC
3.60%, 03/01/25 (c) (e)	5,640	5,671
Hexion Inc.
10.38%, 02/01/22 (c)	1,275	1,234
Inversiones CMPC SA
4.50%, 04/25/22 (e)	3,850	3,957
Mosaic Co.
4.05%, 11/15/27	4,880	4,741
Packaging Corp. of America
3.40%, 12/15/27	2,220	2,123
Plastipak Holdings Inc.
6.25%, 10/15/25 (c)	620	619

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Platform Specialty Products Corp.
5.88%, 12/01/25 (c)	990	967
SunCoke Energy Inc.
7.50%, 06/15/25 (c)	590	607
UPL Corp. Ltd.
3.25%, 10/13/21	1,251	1,225
WestRock Co.
3.75%, 03/15/25 (c)	4,685	4,669
		36,476
Real Estate 1.2%
American Tower Corp.
3.38%, 10/15/26	5,000	4,692
3.60%, 01/15/28	4,495	4,274
AvalonBay Communities Inc.
3.45%, 06/01/25	6,700	6,640
Boston Properties LP
3.20%, 01/15/25	4,025	3,870
Crown Castle International Corp.
3.65%, 09/01/27	9,995	9,541
Digital Realty Trust LP
3.70%, 08/15/27	5,000	4,819
ESH Hospitality Inc.
5.25%, 05/01/25 (c)	1,195	1,162
Host Hotels & Resorts LP
4.00%, 06/15/25	5,790	5,705
Kennedy-Wilson Inc.
5.88%, 04/01/24 (c)	1,060	1,048
MGM Growth Properties Operating Partnership LP
4.50%, 01/15/28	1,250	1,173
MPT Operating Partnership LP
5.00%, 10/15/27	1,375	1,346
		44,270
Telecommunication Services 1.2%
America Movil SAB de CV
5.00%, 03/30/20	2,700	2,788
3.13%, 07/16/22	1,500	1,478
AT&T Inc.
5.25%, 03/01/37	6,920	7,274
Axiata Group Bhd
3.47%, 11/19/20	6,500	6,509
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	5,700	5,807
CB Escrow Corp.
8.00%, 10/15/25 (c)	635	592
Cincinnati Bell Inc.
7.00%, 07/15/24 (c)	600	540
Embarq Corp.
8.00%, 06/01/36	970	914
Frontier Communications Corp.
8.50%, 04/15/20 (e)	300	303
8.50%, 04/01/26 (c) (e)	385	373
Greeneden U.S. Holdings II LLC
10.00%, 11/30/24 (c)	1,185	1,313
Intelsat Jackson Holdings SA
5.50%, 08/01/23	850	688
9.75%, 07/15/25 (c)	300	280
Iridium Communications Inc.
10.25%, 04/15/23 (c)	630	649
Orange SA
1.63%, 11/03/19	4,425	4,333
Radiate Holdco LLC
6.63%, 02/15/25 (c) (e)	625	578
Sprint Capital Corp.
6.88%, 11/15/28	590	550
Sprint Corp.
7.13%, 06/15/24	875	853
Sprint Spectrum Co. LLC
4.74%, 03/20/25 (c)	2,380	2,391
Telefonica Chile SA
3.88%, 10/12/22	200	200
Telesat Canada
8.88%, 11/15/24 (c)	810	889
T-Mobile USA Inc.
4.50%, 02/01/26	375	359
	Shares/Par[1]	Value ($)
Verizon Communications Inc.
3.50%, 11/01/24	4,500	4,456
		44,117
Utilities 2.7%
AEP Transmission Co. LLC
3.10%, 12/01/26 (c)	2,000	1,923
Ameren Corp.
3.65%, 02/15/26	5,000	4,922
American Electric Power Co. Inc.
3.20%, 11/13/27	745	709
Boston Gas Co.
3.15%, 08/01/27 (c)	5,000	4,798
Celeo Redes Operacion Chile SA
5.20%, 06/22/47	600	601
5.20%, 06/22/47 (c)	4,000	4,000
Cleveland Electric Illuminating Co.
3.50%, 04/01/28 (c)	1,500	1,436
Duke Energy Corp.
3.15%, 08/15/27	5,000	4,713
3.95%, 08/15/47	3,390	3,173
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (c)	5,000	4,808
E.CL SA
5.63%, 01/15/21	4,000	4,211
Edison International
4.13%, 03/15/28	4,675	4,713
Emirates Sembcorp Water & Power Co. PJSC
4.45%, 08/01/35 (c)	1,000	982
Eversource Energy
2.90%, 10/01/24	4,000	3,842
Exelon Corp.
3.40%, 04/15/26	5,712	5,524
Fermaca Enterprises S de RL de CV
6.38%, 03/30/38	4,640	4,976
Fortis Inc.
2.10%, 10/04/21	4,900	4,686
GNL Quintero SA
4.63%, 07/31/29	5,000	5,057
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,874
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27	7,170	6,969
NextEra Energy Partners LP
4.50%, 09/15/27 (c)	1,253	1,185
NSTAR Electric Co.
3.20%, 05/15/27	5,000	4,891
Southern Power Co.
1.95%, 12/15/19	3,200	3,141
2.50%, 12/15/21	3,800	3,688
Southwestern Electric Power Co.
2.75%, 10/01/26	3,000	2,784
SP PowerAssets Ltd.
2.70%, 09/14/22	1,000	980
Transelec SA
4.63%, 07/26/23	716	745
3.88%, 01/12/29 (c)	2,500	2,400
Virginia Electric & Power Co.
3.50%, 03/15/27	4,155	4,103
		98,834
Total Corporate Bonds And Notes (cost $936,552)		908,247
SENIOR LOAN INTERESTS 3.6%
Consumer Discretionary 0.8%
A-L Parent LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (a) (n)	66	66
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 12/01/23 (a)	9	9
Allied Universal Holdco LLC
Term Loan, 5.44%, (3M LIBOR + 3.75%), 07/28/22 (a)	1,191	1,173
American Tire Distributors Holdings Inc.
Term Loan, 5.90%, (1M LIBOR + 4.25%), 10/01/21 (a)	1,213	1,229

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.63%, (3M LIBOR + 2.75%), 09/28/24 (a)	1,042	1,049
CBS Radio Inc.
Term Loan B, 4.62%, (3M LIBOR + 2.75%), 11/18/24 (a)	589	591
Cengage Learning Acquisitions Inc.
Term Loan B, 6.04%, (3M LIBOR + 4.25%), 06/07/23 (a)	1,255	1,140
CH Hold Corp.
1st Lien Term Loan, 4.65%, (3M LIBOR + 3.00%), 02/01/24 (a)	853	858
ClubCorp Club Operations Inc.
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 08/16/24 (a)	901	906
Constellis Holdings LLC
1st Lien Term Loan, 6.69%, (1M LIBOR + 5.00%), 04/17/24 (a)	1,194	1,204
Delta 2 (LUX) SARL
Term Loan, 4.15%, (3M LIBOR + 2.50%), 02/01/24 (a)	1,055	1,052
DexKo Global Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/24/24 (a) (n)	28	28
Incremental Term Loan, 5.25%, (3M LIBOR + 3.50%), 07/24/24 (a)	17	17
Equinox Holdings Inc.
1st Lien Term Loan, 4.65%, (1M LIBOR + 3.00%), 03/08/24 (a)	1,191	1,198
Explorer Holdings Inc.
Term Loan, 5.52%, (3M LIBOR + 3.75%), 05/02/23 (a)	826	831
Federal-Mogul Holdings Corp.
Term Loan C, 5.40%, (3M LIBOR + 3.75%), 04/15/21 (a)	249	250
Term Loan C, 5.53%, (3M LIBOR + 3.75%), 04/15/21 (a)	751	756
Garda World Security Corp.
Term Loan, 5.51%, (3M LIBOR + 3.50%), 05/12/24 (a)	1,194	1,204
Golden Nugget Inc.
Incremental Term Loan, 4.90%, (3M LIBOR + 3.25%), 09/07/23 (a)	496	501
GVC Holdings Plc
Term Loan, 5.48%, (3M LIBOR + 2.50%), 03/15/24 (a)	380	380
Hayward Industries Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.50%), 08/04/24 (a)	1,194	1,198
Intrawest Resorts Holdings Inc.
Term Loan B-1, 4.90%, (3M LIBOR + 3.25%), 06/28/24 (a)	1,247	1,252
IRB Holding Corp.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 01/18/25 (a)	659	666
Lions Gate Entertainment Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 03/20/25 (a) (n)	305	305
LTF Merger Sub Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/22/22 (a) (n)	140	140
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 06/22/22 (a)	1,191	1,192
Mavis Tire Express Services Corp.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 1.00%), 03/15/25 (a) (b) (n)	150	150
1st Lien Term Loan, 5.07%, (3M LIBOR + 3.25%), 03/15/25 (a)	940	940
Meredith Corp.
Term Loan B, 4.66%, (3M LIBOR + 3.00%), 01/17/25 (a)	465	468
Mission Broadcasting Inc.
Term Loan B-2, 4.16%, (3M LIBOR + 2.50%), 01/17/24 (a)	133	133
Mohegan Tribal Gaming Authority
Term Loan B, 5.88%, (3M LIBOR + 4.00%), 10/30/23 (a)	663	661
	Shares/Par[1]	Value ($)
National Vision Inc.
Term Loan, 4.40%, (3M LIBOR + 2.75%), 03/12/21 (a)	842	847
Nexstar Broadcasting Inc.
Term Loan B-2, 4.16%, (3M LIBOR + 2.50%), 01/17/24 (a)	1,032	1,034
PetSmart Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 3.00%), 03/11/22 (a) (n)	465	372
Playa Resorts Holding BV
Term Loan B, 5.00%, (3M LIBOR + 3.25%), 04/07/24 (a)	1,109	1,115
Rentpath Inc.
Term Loan, 6.40%, (3M LIBOR + 4.75%), 12/17/21 (a)	997	997
Scientific Games International Inc.
Term Loan B-5, 4.63%, (3M LIBOR + 2.75%), 08/14/24 (a)	230	231
Term Loan B-5, 4.74%, (3M LIBOR + 2.75%), 08/14/24 (a)	972	975
Shutterfly Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 2.75%), 08/17/24 (a) (n)	310	311
Travel Leaders Group LLC
Term Loan, 6.35%, (3M LIBOR + 4.50%), 01/25/24 (a)	496	502
UFC Holdings LLC
1st Lien Term Loan, 5.13%, (3M LIBOR + 3.25%), 07/22/23 (a)	1,194	1,199
		29,130
Consumer Staples 0.1%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 01/26/24 (a)	1,010	1,009
C.H. Guenther & Son Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/16/25 (a) (n)	125	125
CSM Bakery Solutions LLC
1st Lien Term Loan, 5.70%, (1M LIBOR + 4.00%), 07/22/20 (a)	1,004	991
KIK Custom Products Inc.
Term Loan B, 5.87%, (3M LIBOR + 4.50%), 08/26/22 (a)	1,200	1,211
		3,336
Energy 0.2%
Coronado Coal LLC
Term Loan B, 0.00%, (3M LIBOR + 6.50%), 03/21/25 (a) (b) (n)	244	240
Term Loan C, 0.00%, (3M LIBOR + 6.50%), 03/21/25 (a) (b) (n)	66	65
EG Finco Ltd.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 02/06/25 (a) (n)	730	728
EG Group Ltd.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 02/01/25 (a) (n)	220	219
ExGen Renewables IV LLC
Term Loan B, 4.99%, (1M LIBOR + 3.00%), 11/15/24 (a)	374	378
Foresight Energy LLC
1st Lien Term Loan, 0.00%, (1M LIBOR + 5.75%), 03/16/22 (a) (n)	230	226
1st Lien Term Loan, 7.63%, (1M LIBOR + 5.75%), 03/16/22 (a)	794	780
FTS International Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.75%), 04/16/21 (a) (n)	787	789
Lucid Energy Group II LLC
1st Lien Term Loan, 4.79%, (3M LIBOR + 3.00%), 01/31/25 (a)	475	472
Oryx Southern Delaware Holdings LLC
Term Loan, 4.90%, (3M LIBOR + 3.25%), 02/26/25 (a)	1,195	1,195
PowerTeam Services LLC
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.25%), 02/28/25 (a)	1,170	1,169

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (a)	620	623
Ultra Resources Inc.
1st Lien Term Loan, 4.76%, (3M LIBOR + 3.00%), 04/14/24 (a)	310	307
		7,191
Financials 0.3%
Acrisure LLC
Term Loan B, 5.99%, (3M LIBOR + 4.25%), 11/22/23 (a)	70	71
AlixPartners LLP
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 03/28/24 (a)	347	348
AssuredPartners Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 10/22/24 (a) (n)	35	35
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.50%), 10/22/24 (a)	1,249	1,251
Asurion LLC
Term Loan B-6, 4.40%, (3M LIBOR + 2.75%), 11/03/23 (a)	1,214	1,222
BCP Renaissance Parent LLC
Term Loan B, 5.77%, (3M LIBOR + 4.00%), 09/20/24 (a)	625	628
Capri Finance LLC
1st Lien Term Loan, 5.02%, (3M LIBOR + 3.25%), 10/04/24 (a)	1,192	1,191
Duff & Phelps Corp.
Term Loan B, 0.00%, (1M LIBOR + 3.25%), 12/04/24 (a) (n)	170	170
Term Loan B, 5.00%, (1M LIBOR + 3.25%), 12/04/24 (a)	655	656
GTCR Valor Cos. Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.25%), 06/30/23 (a) (n)	120	121
Term Loan B-1, 4.94%, (3M LIBOR + 4.25%), 06/30/23 (a)	995	1,003
Intralinks Inc.
Term Loan, 5.70%, (3M LIBOR + 4.00%), 11/10/24 (a)	1,257	1,260
SolarWinds Holdings Inc.
Term Loan B, 4.78%, (3M LIBOR + 3.00%), 02/06/24 (a)	843	846
Solera LLC
Term Loan B, 4.40%, (3M LIBOR + 3.25%), 03/03/23 (a)	1,191	1,193
TKC Holdings Inc.
1st Lien Term Loan, 5.91%, (3M LIBOR + 4.25%), 02/08/23 (a)	1,191	1,201
York Risk Services Holding Corp.
Term Loan, 5.40%, (3M LIBOR + 3.75%), 10/01/21 (a)	992	970
		12,166
Health Care 0.4%
Acadia Healthcare Co. Inc.
Term Loan B-4, 4.15%, (3M LIBOR + 2.50%), 02/16/23 (a)	1,175	1,184
Air Medical Group Holdings Inc.
Term Loan B-1, 4.94%, (3M LIBOR + 3.25%), 04/28/22 (a)	863	866
Air Methods Corp.
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 04/12/24 (a)	620	622
Amneal Pharmaceuticals LLC
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/23/25 (a) (n)	1,040	1,040
Change Healthcare Holdings Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (a)	1,190	1,194
CHG Healthcare Services Inc.
1st Lien Term Loan B, 4.77%, (3M LIBOR + 3.00%), 06/07/23 (a)	1,195	1,204
Concentra Inc.
1st Lien Term Loan, 4.53%, (3M LIBOR + 2.75%), 06/01/22 (a)	145	146
	Shares/Par[1]	Value ($)
CVS Holdings I LP
1st Lien Term Loan, 4.79%, (3M LIBOR + 3.00%), 02/01/25 (a)	456	453
Diplomat Pharmacy Inc.
Term Loan B, 6.10%, (3M LIBOR + 4.50%), 12/31/24 (a)	89	90
Envision Healthcare Corp.
Term Loan B, 4.88%, (3M LIBOR + 3.00%), 12/01/23 (a)	544	546
Equian LLC
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/20/24 (a) (n)	305	306
Term Loan B, 5.15%, (3M LIBOR + 3.25%), 05/20/24 (a)	886	890
Jaguar Holding Co. II
Term Loan, 4.40%, (3M LIBOR + 2.75%), 08/18/22 (a)	566	568
Term Loan, 4.44%, (3M LIBOR + 2.75%), 08/18/22 (a)	627	629
MedRisk Inc.
1st Lien Term Loan, 4.69%, (3M LIBOR + 3.00%), 01/24/25 (a)	145	144
MPH Acquisition Holdings LLC
Term Loan B, 4.44%, (3M LIBOR + 3.00%), 06/07/23 (a)	1,114	1,119
nThrive Inc.
Term Loan, 6.15%, (3M LIBOR + 4.50%), 10/20/22 (a)	505	506
Parexel International Corp.
Term Loan B, 4.40%, (3M LIBOR + 3.00%), 08/06/24 (a)	995	995
Select Medical Corp.
Term Loan B, 7.00%, (3M Prime Rate + 1.75%), 02/13/24 (a)	—	—
Term Loan B, 5.21%, (3M LIBOR + 3.50%), 02/13/24 - 06/30/24 (a)	1,194	1,203
Team Health Holdings Inc.
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 01/12/24 (a)	1,191	1,136
U.S. Renal Care Inc.
Term Loan B, 5.94%, (3M LIBOR + 4.25%), 11/17/22 (a)	992	996
Wink Holdco Inc.
Term Loan B, 4.66%, (3M LIBOR + 3.00%), 11/02/24 (a)	299	298
		16,135
Industrials 0.7%
Blount International Inc.
Term Loan B, 5.92%, (3M LIBOR + 4.25%), 12/31/20 (a)	310	314
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.01%, (3M LIBOR + 4.25%), 06/16/24 (a)	1,191	1,201
Ceva Group Plc
Term Loan, 6.50%, (3M LIBOR + 5.50%), 03/12/21 (a) (b)	308	300
Term Loan, 0.00%, (3M LIBOR + 5.50%), 03/19/21 (a) (b) (n)	57	56
CEVA Group Plc
Term Loan, 0.00%, (3M LIBOR + 5.50%), 03/19/21 (a) (n)	80	78
Ceva Intercompany BV
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/18/21 (a)	284	279
Term Loan, 0.00%, (3M LIBOR + 5.50%), 03/19/21 (a) (n)	68	67
Ceva Logistics Canada ULC
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/18/21 (a)	49	48
Ceva Logistics US Holdings Inc.
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/12/21 (a)	416	408
Compass Power Generation LLC
Term Loan B, 5.39%, (3M LIBOR + 4.00%), 12/12/24 (a)	1,327	1,342
DAE Aviation Holdings Inc.
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.75%), 06/25/22 (a)	1,332	1,342

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
EAB Global Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.75%), 08/15/22 (a)	1,115	1,115
EXC Holdings III Corp.
1st Lien Term Loan, 5.16%, (1M LIBOR + 3.50%), 11/16/24 (a)	661	666
Filtration Group Corp.
1st Lien Term Loan, 4.98%, (12M LIBOR + 3.00%), 11/14/20 (a)	1,194	1,200
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/27/25 (a) (b) (n)	520	521
Gates Global LLC
Term Loan B, 4.44%, (3M LIBOR + 3.00%), 04/01/24 (a)	1,191	1,197
Gopher Resource LLC
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.25%), 02/09/25 (a)	515	520
KBR Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 03/29/25 (a) (b) (n)	585	584
Kenan Advantage Group Inc.
Term Loan, 4.65%, (1M LIBOR + 3.00%), 07/22/22 (a)	1,116	1,121
Milacron LLC
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 09/23/23 (a)	1,162	1,165
Pike Corp.
Term Loan B, 5.39%, (3M LIBOR + 3.50%), 03/13/25 (a)	415	419
Ply Gem Industries Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/29/25 (a) (b) (n)	740	740
PODS LLC
Term Loan B-3, 4.71%, (1M LIBOR + 3.00%), 11/20/24 (a)	1,324	1,333
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 05/02/22 (a)	1,236	1,244
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 02/14/25 (a)	633	638
SMG Holdings Inc.
1st Lien Term Loan, 4.89%, (3M LIBOR + 3.25%), 01/11/25 (a)	665	670
Southern Graphics Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.50%), 11/21/22 (a)	1,232	1,240
Syncreon Global Finance (US) Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 10/28/20 (a) (n)	85	79
Term Loan B, 6.02%, (3M LIBOR + 4.25%), 10/28/20 (a)	429	400
Tempo Acquisition LLC
Term Loan, 4.88%, (3M LIBOR + 3.00%), 04/20/24 (a)	1,332	1,338
Titan Acquisition Ltd.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/16/25 (a) (n)	1,195	1,193
TransDigm Inc.
Term Loan F, 4.40%, (3M LIBOR + 2.75%), 06/09/23 (a)	1,196	1,199
West Corp.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 10/03/24 (a) (n)	5	5
Term Loan, 5.88%, (3M LIBOR + 4.00%), 10/03/24 (a)	613	619
Term Loan B-1, 0.00%, (3M LIBOR + 4.00%), 10/10/24 (a) (n)	455	455
Zodiac Pool Solutions LLC
1st Lien Term Loan, 5.69%, (3M LIBOR + 4.00%), 12/20/23 (a)	1,216	1,217
		26,313
Information Technology 0.6%
Access CIG LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/14/25 (a) (n)	318	321
1st Lien Term Loan, 5.63%, (3M LIBOR + 3.75%), 02/14/25 (a)	285	288
	Shares/Par[1]	Value ($)
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 0.50%), 02/15/25 (a) (n)	47	47
Almonde Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.50%), 04/26/24 (a)	684	683
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.25%), 06/13/25 (a) (n)	665	658
Applied Systems Inc.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 09/06/24 (a)	1,244	1,252
Ascend Learning LLC
Term Loan B, 4.65%, (3M LIBOR + 3.00%), 06/29/24 (a)	1,194	1,197
Bright Bidco BV
Term Loan B, 5.15%, (3M LIBOR + 3.50%), 06/28/24 (a)	207	210
Term Loan B, 5.19%, (3M LIBOR + 3.50%), 06/28/24 (a)	984	997
Cvent Inc.
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.75%), 11/30/24 (a)	1,325	1,332
Flexential Intermediate Corp.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 07/24/24 (a)	1,194	1,197
Flexera Software LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/24/25 (a) (n)	78	78
1st Lien Term Loan, 4.87%, (3M LIBOR + 3.25%), 01/24/25 (a)	757	761
GTT Communications Inc.
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 01/15/24 (a)	1,191	1,191
Hyland Software Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 07/01/22 (a) (n)	124	125
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 07/01/22 (a)	1,191	1,200
Informatica LLC
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 08/05/22 (a)	849	853
Kronos Inc.
Term Loan B, 4.88%, (3M LIBOR + 3.50%), 11/01/23 (a)	1,194	1,201
Marketo Inc.
1st Lien Term Loan, 5.04%, (3M LIBOR + 3.25%), 01/30/25 (a)	140	140
Mitchell International Inc.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.25%), 11/21/24 (a) (n)	74	74
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 11/21/24 (a)	916	916
2nd Lien Term Loan, 8.94%, (3M LIBOR + 7.25%), 12/01/25 (a)	240	241
Optiv Security Inc.
1st Lien Term Loan, 4.88%, (3M LIBOR + 3.25%), 01/27/24 (a)	992	956
Project Alpha Intermediate Holding Inc.
Term Loan B, 5.04%, (3M LIBOR + 3.50%), 04/26/24 (a)	1,194	1,177
Radiate Holdco LLC
1st Lien Term Loan, 4.88%, (3M LIBOR + 3.00%), 12/09/23 (a)	757	752
Sirius Computer Solutions Inc.
Term Loan, 5.49%, (3M LIBOR + 4.25%), 10/30/22 (a)	1,113	1,123
Term Loan, 5.90%, (3M LIBOR + 4.25%), 10/30/22 (a)	209	211
Skillsoft Corp.
1st Lien Term Loan, 6.40%, (1M LIBOR + 4.75%), 04/22/21 (a)	320	308
Sophia LP
Term Loan B, 4.94%, (1M LIBOR + 3.25%), 09/30/22 (a)	1,238	1,241
VF Holding Corp.
Term Loan, 4.90%, (3M LIBOR + 3.25%), 06/30/23 (a)	1,191	1,201
		21,931

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Materials 0.3%
Avantor Inc.
1st Lien Term Loan, 5.65%, (3M LIBOR + 4.00%), 09/22/24 (a)	902	911
BWAY Holding Co.
Term Loan B, 4.96%, (3M LIBOR + 3.25%), 04/03/24 (a)	1,198	1,204
Term Loan B, 7.00%, (3M LIBOR + 3.25%), 04/03/24 (a)	—	—
Forterra Finance LLC
Term Loan B, 0.00%, (1M LIBOR + 3.00%), 10/25/23 (a) (n)	155	143
Term Loan B, 4.65%, (1M LIBOR + 3.00%), 10/25/23 (a)	202	186
GrafTech Finance Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.50%), 02/01/25 (a)	1,195	1,195
Invictus U.S. LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 02/14/25 (a) (n)	145	146
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.13%, (3M LIBOR + 4.25%), 06/30/22 (a)	1,194	1,147
Kraton Polymers LLC
Term Loan, 4.21%, (3M LIBOR + 2.50%), 03/03/25 (a)	577	580
Phoenix Services International LLC
Term Loan, 5.41%, (3M LIBOR + 3.75%), 01/29/25 (a)	185	187
PQ Corp.
Term Loan B, 4.29%, (3M LIBOR + 2.50%), 02/08/25 (a)	1,196	1,200
Prince Minerals Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 03/20/25 (a) (n)	80	80
Pro Mach Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/07/25 (a) (n)	350	350
Term Loan B, 5.03%, (3M LIBOR + 3.00%), 03/07/25 (a)	310	310
Reynolds Group Holdings Inc.
Term Loan, 4.40%, (3M LIBOR + 2.75%), 02/05/23 (a)	1,191	1,196
Solenis International LP
2nd Lien Term Loan, 8.73%, (3M LIBOR + 6.75%), 07/02/22 (a)	630	596
		9,431
Telecommunication Services 0.2%
Avaya Inc.
Term Loan B, 6.54%, (3M LIBOR + 4.75%), 11/09/24 (a)	1,082	1,089
CenturyLink Inc.
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 01/15/25 (a)	997	980
Cincinnati Bell Inc.
Term Loan, 5.44%, (3M LIBOR + 3.75%), 10/02/24 (a)	1,000	1,006
Digicel International Finance Ltd.
Term Loan B, 5.52%, (3M LIBOR + 3.75%), 05/27/24 (a)	620	616
Greeneden US Holdings II LLC
Term Loan B, 5.19%, (3M LIBOR + 3.50%), 12/01/23 (a)	1,226	1,233
Intelsat Jackson Holdings SA
Term Loan B-3, 5.71%, (3M LIBOR + 3.75%), 11/27/23 (a)	1,215	1,215
Securus Technologies Holdings Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 4.50%), 06/20/24 (a)	1,294	1,308
Telesat Canada
Term Loan B-4, 4.70%, (3M LIBOR + 3.00%), 11/17/23 (a)	410	411
		7,858
Total Senior Loan Interests (cost $133,603)		133,491
	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 48.1%
Collateralized Mortgage Obligations 6.2%
Federal Home Loan Mortgage Corp.
Series 300-336, 3.00%, 08/15/44	46,217	45,171
Interest Only, Series FH-S358A, 3.00%, 10/15/47	9,511	9,280
Series JZ-1507, REMIC, 7.00%, 05/15/23	40	43
Series LZ-2764, REMIC, 4.50%, 03/15/34	3,934	4,152
Series T-A1-75, REMIC, 1.66%, (1M US LIBOR + 0.04%), 12/25/36 (a)	214	212
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,704	4,645
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	24,226
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	29,727	29,415
Federal National Mortgage Association
Series 2006-3A2-5, REMIC, 3.47%, 05/25/35 (a)	30	32
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	30,148	28,549
Principal Only, Series 2015-PO-67, REMIC, 0.00%, 09/25/43	13,551	10,046
Series 2014-A-23, REMIC, 3.00%, 05/25/44	25,467	24,778
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	19,769	17,853
Principal Only, Series 2018-PO-21, REMIC, 0.00%, 04/25/48 (o)	37,000	29,161
		227,563
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K023, REMIC, 1.27%, 08/25/22 (a)	29,151	1,336
Mortgage-Backed Securities 8.8%
Federal Home Loan Mortgage Corp.
3.00%, 01/01/47	62,987	61,489
3.00%, 08/01/46 - 06/01/47	139,162	135,903
3.50%, 10/01/47	48,921	49,074
Federal National Mortgage Association
3.89%, 07/01/21	2,618	2,698
3.33%, 11/01/21	88	90
3.16%, 05/01/22	11,248	11,344
2.31%, 08/01/22	4,000	3,905
4.50%, 04/01/18 - 07/01/42	11,380	11,891
5.50%, 02/01/21 - 09/01/25	216	225
4.00%, 07/01/18 - 01/01/46	18,733	19,328
2.87%, 09/01/27	2,800	2,712
3.20%, (12M US LIBOR +/- MBS spread), 01/01/35 (a)	477	492
3.32%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 01/01/36 (a)	5,884	6,205
5.00%, 05/01/37 - 04/01/44	2,119	2,281
2.60%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 09/01/40 (a)	2	2
2.40%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 06/01/43 (a)	167	168
Government National Mortgage Association
2.63%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 05/20/26 - 05/20/30 (a)	25	25
2.37%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 02/20/27 - 02/20/32 (a)	44	46
5.00%, 02/15/38 - 07/15/41	12,960	13,993
3.00%, 11/15/44 - 07/15/45	5,084	5,024
		326,895
Sovereign 6.1%
Australia Government Bond
1.75%, 11/21/20, AUD	4,350	3,315
3.25%, 04/21/25, AUD	4,750	3,823
Banco del Estado de Chile
4.13%, 10/07/20	5,635	5,742
3.88%, 02/08/22	1,000	1,008
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	6,000	5,972
Belgium Government Bond
0.80%, 06/22/25, EUR (c)	1,900	2,409
1.00%, 06/22/26, EUR (c)	4,200	5,373
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (k)	1,300	1,558
0.25%, 02/15/27, EUR	1,900	2,313

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Canada Government Bond
2.75%, 06/01/22, CAD	3,000	2,401
1.50%, 06/01/23, CAD	3,500	2,654
Chile Government International Bond
3.13%, 03/27/25 (e)	9,000	8,812
Czech Republic Government Bond
0.45%, 10/25/23, CZK	185,000	8,584
Export-Import Bank of India
2.89%, (3M US LIBOR + 1.00%), 08/21/22 (a)	5,300	5,286
France Government Bond OAT
0.25%, 11/25/26, EUR	3,825	4,602
1.00%, 05/25/27, EUR	2,300	2,934
Hungary Government Bond
3.50%, 06/24/20, HUF	1,000,000	4,218
Indonesia Government International Bond
4.88%, 05/05/21	9,800	10,217
Ireland Government Bond
5.40%, 03/13/25, EUR	2,900	4,776
1.00%, 05/15/26, EUR	3,900	4,938
Israel Government Bond
4.25%, 03/31/23, ILS	8,250	2,744
1.75%, 08/31/25, ILS	16,000	4,678
Israel Government International Bond
4.00%, 06/30/22	7,500	7,795
3.15%, 06/30/23	400	399
Japan Government Bond
0.30%, 12/20/25, JPY	400,000	3,862
0.10%, 09/20/26 - 12/20/26, JPY	1,000,000	9,489
2.20%, 09/20/27, JPY	425,000	4,820
2.10%, 12/20/27, JPY	349,000	3,941
1.90%, 12/20/28, JPY	315,000	3,541
1.50%, 06/20/34, JPY	350,000	3,898
1.30%, 06/20/35, JPY	400,000	4,335
1.20%, 09/20/35, JPY	335,000	3,577
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25	5,038	4,927
Mexico Bonos
6.50%, 06/09/22, MXN	85,000	4,554
Mexico Government International Bond
4.00%, 10/02/23 (e)	9,000	9,212
4.15%, 03/28/27 (e)	2,635	2,662
3.75%, 01/11/28	4,050	3,910
New Zealand Government Bond
3.00%, 04/15/20, NZD	2,000	1,477
2.75%, 04/15/25, NZD	6,700	4,906
Panama Government International Bond
4.00%, 09/22/24	8,000	8,202
Philippine Government International Bond
4.20%, 01/21/24	9,000	9,371
Poland Government Bond
1.50%, 04/25/20, PLN	22,675	6,623
Portugal Obrigacoes do Tesouro OT
2.20%, 10/17/22, EUR (c)	2,100	2,808
2.88%, 10/15/25, EUR (c)	2,900	4,005
Republic of Philippines
4.00%, 01/15/21	100	102
South Africa Government Bond
7.75%, 02/28/23, ZAR	14,875	1,276
8.00%, 01/31/30, ZAR	34,850	2,862
Spain Government Bond
0.40%, 04/30/22, EUR	2,800	3,507
1.60%, 04/30/25, EUR (c)	4,150	5,443
Wakala Global Sukuk Bhd
4.65%, 07/06/21 (e)	4,000	4,206
		224,067
Treasury Inflation Indexed Securities 1.8%
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/22 (p)	50,910	50,170
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/27 (p)	17,124	16,688
		66,858
	Shares/Par[1]	Value ($)
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
6.29%, 01/01/21	2	2
5.13%, 09/01/23	6	6
5.52%, 06/01/24	105	109
		117
U.S. Treasury Securities 25.2%
U.S. Treasury Bond
2.75%, 11/15/42 - 08/15/47	65,900	63,163
3.63%, 08/15/43	29,950	33,446
3.75%, 11/15/43	2,800	3,191
3.38%, 05/15/44	16,350	17,540
2.88%, 08/15/45	50,250	49,221
2.88%, 11/15/46	29,650	29,001
U.S. Treasury Note
1.13%, 01/15/19 - 08/31/21	146,400	142,266
0.75%, 04/30/18 - 02/15/19	59,350	58,719
1.38%, 04/30/20 - 08/31/20	4,100	4,013
1.63%, 06/30/20 - 02/15/26	5,900	5,584
1.25%, 10/31/21	43,100	41,302
1.75%, 11/30/21	41,900	40,826
1.50%, 01/31/22	2,100	2,023
1.75%, 04/30/22	2,400	2,329
2.50%, 05/15/24	2,000	1,982
2.13%, 07/31/24 - 09/30/24	72,650	70,292
2.38%, 08/15/24	1,900	1,867
1.88%, 01/31/22 - 08/31/24	64,900	62,194
2.00%, 05/31/21 - 08/15/25	54,100	53,058
2.00%, 12/31/21 - 11/15/26	47,850	46,856
2.25%, 10/31/24 - 11/15/27	211,550	203,444
		932,317
Total Government And Agency Obligations (cost $1,795,077)		1,779,153
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (b) (g) (q)	128	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.55% (r) (s)	6,015	6,015
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (s)	39,442	39,442
Treasury Securities 0.7%
U.S. Treasury Bill
1.47%, 06/07/18 (t)	11,800	11,764
1.85%, 09/06/18 (t)	15,600	15,475
		27,239
Total Short Term Investments (cost $72,700)		72,696
Total Investments 100.9% (cost $3,743,464)		3,728,783
Other Derivative Instruments 0.0%		178
Other Assets and Liabilities, Net (0.9)%		(32,888)
Total Net Assets 100.0%		3,696,073

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $618,434 and 16.7%, respectively.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(e) All or portion of the security was on loan.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Non-income producing security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(n) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Treasury inflation indexed note, par amount is adjusted for inflation.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(t) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Piper Jaffray Cos., 5.06%, 10/09/18	10/09/15	3,000	3,010	0.1
Pisces Midco Inc., 8.00%, 04/15/26	03/29/18	205	207	—
		3,205	3,217	0.1

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	CGM	04/06/18	AUD	(3,725)	(2,861)	52
USD/CAD	GSC	04/06/18	CAD	(3,560)	(2,763)	(6)
USD/EUR	GSC	04/06/18	EUR	(2,600)	(3,200)	32
USD/EUR	GSC	04/13/18	EUR	(5,000)	(6,157)	69
USD/NZD	GSC	04/06/18	NZD	(4,300)	(3,107)	31
					(18,088)	178

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 73.0%
Brazil 1.3%
Cosan Overseas Ltd.
8.25%, (callable at 100 beginning 08/05/18) (a)	2,500	2,525
Marb BondCo Plc
7.00%, 03/15/24 (b)	3,200	2,998
Marfrig Holdings Europe BV
8.00%, 06/08/23 (c)	700	704
7.00%, 03/15/24 (c)	800	754
		6,981
Cayman Islands 2.3%
SPARC EM Ltd.
0.00%, 12/05/22 (d)	7,400	6,657
0.00%, 12/05/22 (c) (d)	6,800	6,118
		12,775
Chile 8.9%
Banco de Credito e Inversiones
4.00%, 02/11/23	3,100	3,133
Banco Santander Chile
3.88%, 09/20/22 (b)	650	654
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	2,300	2,369
E.CL SA
5.63%, 01/15/21	3,000	3,158
Embotelladora Andina SA
5.00%, 10/01/23	7,766	8,159
Empresa Nacional de Electricidad SA
4.25%, 04/15/24	1,125	1,141
Guanay Finance Ltd.
6.00%, 12/15/20	1,168	1,192
Inversiones CMPC SA
6.13%, 11/05/19	800	836
4.50%, 04/25/22	5,775	5,936
Itau CorpBanca
3.88%, 09/22/19	12,500	12,594
S.A.C.I. Falabella
3.75%, 04/30/23	5,600	5,568
Telefonica Chile SA
3.88%, 10/12/22	3,672	3,674
Transelec SA
4.63%, 07/26/23	795	827
		49,241
China 9.0%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	8,200	8,175
2.80%, 06/06/23	300	290
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21	1,700	1,741
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	800	808
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	10,500	10,159
CNPC General Capital Ltd.
2.70%, 11/25/19	200	199
3.95%, 04/19/22	1,200	1,220
3.40%, 04/16/23	6,000	5,913
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 05/03/21 - 09/29/26	3,700	3,374
Sinopec Group Overseas Development 2017 Ltd.
2.25%, 09/13/20 (c)	2,500	2,444
3.63%, 04/12/27 (c)	7,000	6,802
Tencent Holdings Ltd.
3.38%, 05/02/19	1,400	1,408
2.88%, 02/11/20	500	499
2.34%, (3M US LIBOR + 0.61%), 01/19/23 (c) (e)	7,000	7,008
		50,040
Colombia 1.7%
Bancolombia SA
6.13%, 07/26/20 (b)	900	951
Ecopetrol SA
7.63%, 07/23/19	3,100	3,279
	Shares/Par[1]	Value ($)
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	4,900	4,950
5.70%, 03/20/22 (c)	250	254
		9,434
Costa Rica 0.8%
Banco de Costa Rica
5.25%, 08/12/18	1,453	1,458
Banco Nacional de Costa Rica
4.88%, 11/01/18	1,000	1,003
5.88%, 04/25/21	1,700	1,763
		4,224
Dominican Republic 0.3%
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	1,794	1,875
Guatemala 0.4%
Energuate Trust
5.88%, 05/03/27 (c)	800	802
Industrial Senior Trust
5.50%, 11/01/22	1,400	1,386
		2,188
Hong Kong 3.3%
CK Hutchison International 17 Ltd.
2.25%, 09/29/20 (c)	400	392
2.88%, 04/05/22	1,500	1,472
2.88%, 04/05/22 (c)	400	393
2.75%, 03/29/23 (c)	3,000	2,899
3.50%, 04/05/27	1,600	1,552
3.50%, 04/05/27 (c)	4,000	3,870
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	5,500	5,695
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/22	2,200	2,182
		18,455
India 7.7%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	1,905	1,894
3.95%, 01/19/22	3,340	3,324
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	650	672
Bharti Airtel Ltd.
4.38%, 06/10/25	8,000	7,740
Indian Oil Corp. Ltd.
5.63%, 08/02/21	3,742	3,971
5.75%, 08/01/23	8,300	8,975
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	2,200	2,126
3.75%, 07/27/26	10,000	9,566
UPL Corp. Ltd.
3.25%, 10/13/21	4,550	4,454
		42,722
Israel 0.0%
Delek & Avner Tamar Bond Ltd.
5.41%, 12/30/25 (c)	320	324
Jamaica 0.7%
Digicel Group Ltd.
7.13%, 04/01/22 (b)	5,000	3,940
Malaysia 6.4%
Axiata Group Bhd
3.47%, 11/19/20	10,000	10,014
Gohl Capital Ltd.
4.25%, 01/24/27	10,500	10,328
Malayan Banking Bhd
3.91%, 10/29/26 (e)	3,000	3,008
Petronas Capital Ltd.
3.50%, 03/18/25	8,500	8,377
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	4,000	3,970
		35,697
Mexico 3.2%
America Movil SAB de CV
5.00%, 03/30/20	1,350	1,394
3.13%, 07/16/22	5,000	4,927

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24 (e)	3,900	3,978
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	650	665
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	4,696	4,570
Grupo Idesa SA de CV
7.88%, 12/18/20	1,400	1,355
Sixsigma Networks Mexico SA de CV
8.25%, 11/07/21	662	692
		17,581
Netherlands 1.5%
AES Andres BV
7.95%, 05/11/26 (c)	1,500	1,609
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	4,800	4,890
Petrobras Global Finance BV
7.25%, 03/17/44	1,600	1,632
		8,131
Panama 3.3%
Banistmo SA
3.65%, 09/19/22 (c)	1,600	1,525
ENA Norte Trust
4.95%, 04/25/23	7,067	7,212
Global Bank Corp.
5.13%, 10/30/19	3,400	3,479
4.50%, 10/20/21 (c)	200	201
4.50%, 10/20/21 (b)	5,800	5,830
		18,247
Peru 6.3%
Banco de Credito del Peru
2.25%, 10/25/19 (b)	7,700	7,595
5.38%, 09/16/20 (b)	3,400	3,565
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	8,700	9,125
BBVA Banco Continental SA
5.00%, 08/26/22 (b)	1,400	1,467
Corp. Financiera de Desarrollo SA
3.25%, 07/15/19	1,200	1,201
Fondo Mivivienda SA
3.50%, 01/31/23	6,802	6,646
3.50%, 01/31/23 (c)	450	440
Transportadora de Gas del Peru SA
4.25%, 04/30/28	4,900	4,865
		34,904
Philippines 1.7%
BDO Unibank Inc.
2.63%, 10/24/21	6,000	5,830
2.95%, 03/06/23	3,200	3,074
Union Bank of the Philippines
3.37%, 11/29/22	500	487
		9,391
Singapore 11.9%
BPRL International Singapore Pte Ltd.
4.38%, 01/18/27	8,500	8,376
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (a)	8,000	7,730
2.37%, (3M US LIBOR + 0.62%), 07/25/22 (c) (e)	2,650	2,656
2.37%, (3M US LIBOR + 0.62%), 07/25/22 (e)	1,400	1,403
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (e)	6,284	6,333
PSA International Pte Ltd.
3.88%, 02/11/21	1,400	1,430
Singtel Group Treasury Pte Ltd.
4.50%, 09/08/21	3,000	3,132
SP PowerAssets Ltd.
2.70%, 09/14/22	8,300	8,137
Temasek Financial I Ltd.
2.38%, 01/23/23	14,028	13,582
United Overseas Bank Ltd.
3.75%, 09/19/24 (e)	7,900	7,931
	Shares/Par[1]	Value ($)
3.50%, 09/16/26 (e)	5,200	5,144
		65,854
United States of America 2.3%
Reliance Holding USA Inc.
4.50%, 10/19/20	1,100	1,127
5.40%, 02/14/22	11,075	11,667
		12,794
Total Corporate Bonds And Notes (cost $414,400)		404,798
GOVERNMENT AND AGENCY OBLIGATIONS 22.2%
Chile 4.3%
Banco del Estado de Chile
4.13%, 10/07/20	2,826	2,880
2.67%, 01/08/21 (c)	800	782
3.88%, 02/08/22 (b)	2,700	2,720
Chile Government International Bond
2.25%, 10/30/22	2,200	2,113
3.13%, 03/27/25	3,300	3,231
3.13%, 01/21/26 (b)	12,600	12,430
		24,156
Costa Rica 0.4%
Costa Rica Government International Bond
10.00%, 08/01/20	1,930	2,142
India 1.7%
Export-Import Bank of India
2.75%, 04/01/20	200	198
3.13%, 07/20/21 (b)	3,733	3,687
2.89%, (3M US LIBOR + 1.00%), 08/21/22 (e)	1,900	1,895
4.00%, 01/14/23	3,500	3,499
		9,279
Indonesia 3.2%
Indonesia Government International Bond
4.88%, 05/05/21	6,700	6,985
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27	1,000	990
4.15%, 03/29/27 (c)	9,900	9,801
		17,776
Israel 2.9%
Israel Government International Bond
4.00%, 06/30/22	7,700	8,003
3.15%, 06/30/23	3,500	3,489
2.88%, 03/16/26	4,700	4,504
		15,996
Malaysia 2.1%
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25	9,055	8,855
Malaysia Sukuk Global Bhd
3.18%, 04/27/26	1,000	976
Wakala Global Sukuk Bhd
4.65%, 07/06/21	1,500	1,577
		11,408
Mexico 2.5%
Mexico Government International Bond
4.00%, 10/02/23 (b)	6,100	6,244
4.15%, 03/28/27 (b)	6,500	6,566
3.75%, 01/11/28	900	869
		13,679
Panama 2.5%
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	1,751	1,743
Panama Government International Bond
4.00%, 09/22/24	9,500	9,739
3.88%, 03/17/28 (b)	2,400	2,410
		13,892
Philippines 2.2%
Philippine Government International Bond
4.20%, 01/21/24	11,100	11,558
Republic of Philippines
4.00%, 01/15/21	900	921
		12,479

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Poland 0.4%
Poland Government International Bond
5.13%, 04/21/21	2,000	2,125
Total Government And Agency Obligations (cost $126,587)		122,932
SHORT TERM INVESTMENTS 11.6%
Investment Companies 3.9%
JNL Government Money Market Fund - Institutional Class, 1.55% (f) (g)	21,813	21,813
Securities Lending Collateral 7.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (g)	42,515	42,515
Total Short Term Investments (cost $64,328)		64,328
Total Investments 106.8% (cost $605,315)		592,058
Other Assets and Liabilities, Net (6.8)%		(37,494)
Total Net Assets 100.0%		554,564

(a) Perpetual security. Next contractual call date presented, if applicable.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $49,778 and 9.0%, respectively.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.3%
AIMCO CLO Corp.
Series 2014-AR-AA, 2.84%, (3M US LIBOR + 1.10%), 07/20/26 (a) (b)	5,000	5,002
Ajax Mortgage Loan Trust
Series 2016-A-1, 4.25%, 07/25/47 (b) (c)	3,593	3,634
ALM XIX LLC
Series 2016-A1-19A, 3.27%, (3M US LIBOR + 1.55%), 07/15/28 (a) (b)	5,000	5,032
Series 2016-A2-19A, 3.92%, (3M US LIBOR + 2.20%), 07/15/28 (a) (b)	5,000	5,036
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,610	1,439
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	1,363	1,203
Americold LLC Trust
Series 2010-C-ARTA, REMIC, 6.81%, 01/14/21 (b)	410	438
Anchorage Capital CLO Ltd.
Series 2012-A2R-1A, 3.82%, (3M US LIBOR + 2.10%), 01/13/27 (a) (b)	5,000	5,001
Series 2014-A-5RA, 2.71%, (3M US LIBOR + 0.99%), 01/15/30 (a) (b)	1,000	1,002
Apidos CLO XXIV
Series 2016-A2-24A, 3.74%, (3M US LIBOR + 2.00%), 07/20/27 (a) (b)	5,000	5,021
Arcadia Receivables Credit Trust
Series 2017-A-1, 3.25%, 06/15/23 (b)	1,492	1,497
Atlas Senior Loan Fund IV Ltd.
Series 2013-A1LR-2A, 2.82%, (3M US LIBOR + 0.98%), 02/17/26 (a) (b)	7,000	7,002
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 4.83%, (1M US LIBOR + 3.05%), 12/15/19 (a) (b)	1,692	1,674
Avant Loans Funding Trust
Series 2017-A-A, 2.41%, 03/15/21 (b)	359	358
Babson CLO Ltd.
Series 2014-AR-3A, 3.04%, (3M US LIBOR + 1.32%), 01/15/26 (a) (b)	5,000	5,001
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	1,185	1,186
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	979	973
BANK 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.45%, 05/15/50 (a)	16,180	1,506
Bayview Opportunity Master Fund IIIB Trust
Series 2017-A1-RN2, 3.47%, 04/28/32 (a) (b)	1,484	1,486
Bayview Opportunity Master Fund IVA Trust
Series 2018-A1-RN3, REMIC, 3.67%, 03/28/33 (b) (c) (d)	10,000	10,000
BBCMS Trust
Series 2017-E-GLKS, 4.63%, (1M US LIBOR + 2.85%), 11/15/19 (a) (b)	2,480	2,472
Series 2015-D-STP, REMIC, 4.29%, 09/10/20 (a) (b)	425	423
Series 2017-C-DELC, REMIC, 2.98%, (1M US LIBOR + 1.20%), 08/15/19 (a) (b)	331	330
Series 2017-D-DELC, REMIC, 3.48%, (1M US LIBOR + 1.70%), 08/15/19 (a) (b)	377	375
Series 2017-E-DELC, REMIC, 4.28%, (1M US LIBOR + 2.50%), 08/15/19 (a) (b)	789	787
Series 2017-F-DELC, REMIC, 5.28%, (1M US LIBOR + 3.50%), 08/15/19 (a) (b)	756	759
Series 2014-E-BXO, REMIC, 4.34%, (1M US LIBOR + 2.56%), 08/15/27 (a) (b)	2,669	2,675
Interest Only, Series 2017-XA-C1, REMIC, 1.52%, 02/15/50 (a)	22,750	2,285
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/05/20 (a) (b)	3,283	2,973
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 3.54%, 07/25/36 (a)	6,930	6,395
Bear Stearns Asset Backed Securities I Trust
Series 2006-M1-2, REMIC, 2.29%, (1M US LIBOR + 0.42%), 07/25/36 (a)	1,249	1,251
	Shares/Par[1]	Value ($)
Benefit Street Partners CLO III Ltd.
Series 2013-A1R-IIIA, 2.99%, (3M US LIBOR + 1.25%), 01/20/31 (a) (b)	2,000	2,016
BlueMountain CLO Ltd.
Series 2015-B-4A, 3.99%, (3M US LIBOR + 2.25%), 01/20/27 (a) (b)	500	500
Series 2015-C-4A, 4.94%, (3M US LIBOR + 3.20%), 01/20/27 (a) (b)	500	500
Series 2016-D-1A, 6.54%, (3M US LIBOR + 4.80%), 04/20/27 (a) (b)	800	801
Series 2015-D-2A, 5.28%, (3M US LIBOR + 3.55%), 07/18/27 (a) (b)	500	502
Series 2015-A1-3A, 3.22%, (3M US LIBOR + 1.48%), 10/20/27 (a) (b)	500	500
Series 2013-A1R-1A, 3.14%, (3M US LIBOR + 1.40%), 01/20/29 (a) (b)	1,000	1,006
BSPRT Issuer Ltd.
Series 2017-B-FL1, 4.18%, (1M US LIBOR + 2.40%), 02/15/22 (a) (b)	1,390	1,398
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 2.97%, (1M US LIBOR + 1.32%), 02/15/20 (a) (b)	810	806
Series 2018-E-BIOA, REMIC, 3.60%, (1M US LIBOR + 1.95%), 02/15/20 (a) (b)	2,025	2,015
BX Trust
Series 2017-D-IMC, 4.03%, (1M US LIBOR + 2.25%), 10/15/19 (a) (b)	914	914
Series 2017-E-IMC, 5.03%, (1M US LIBOR + 3.25%), 10/15/19 (a) (b)	1,475	1,473
Cavalry CLO Ltd.
Series 2014-AR-4R, 2.57%, (3M US LIBOR + 0.85%), 10/15/26 (a) (b)	4,500	4,500
Cent CLO 21 Ltd.
Series 2014-A1AR-21A, 2.97%, (3M US LIBOR + 1.21%), 07/27/26 (a) (b)	500	500
CFCRE Commercial Mortgage Trust
Interest Only, Series 2017-XA-C8, 1.67%, 06/15/50 (a)	16,512	1,732
Interest Only, Series 2016-XA-C3, REMIC, 1.07%, 12/12/25 (a)	5,056	335
Series 2016-C-C4, REMIC, 4.88%, 04/10/26 (a)	2,332	2,367
Interest Only, Series 2016-XA-C4, REMIC, 1.75%, 05/10/58 (a)	28,048	2,886
CFIP CLO Ltd.
Series 2014-AR-1A, 3.04%, (3M US LIBOR + 1.32%), 07/13/29 (a) (b)	7,500	7,553
CGGS Commerical Mortgage Trust
Series 2018-D-WSS, REMIC, 4.05%, 02/15/20 (a) (b)	2,837	2,837
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 4.78%, (1M US LIBOR + 3.00%), 11/15/19 (a) (b)	761	762
Series 2017-F-CSMO, REMIC, 5.52%, (1M US LIBOR + 3.74%), 11/15/19 (a) (b)	406	406
CIM Trust
Series 2016-A1-3, REMIC, 4.16%, (1M US LIBOR + 2.50%), 02/25/56 (a) (b)	4,127	4,292
Citigroup Commercial Mortgage Trust
Series 2018-E-TBR, 4.58%, (1M US LIBOR + 2.80%), 12/15/19 (a) (b)	4,739	4,723
Series 2018-F-TBR, 5.43%, (1M US LIBOR + 3.65%), 12/15/19 (a) (b)	4,510	4,493
Series 2015-A5-GC27, REMIC, 3.14%, 12/10/24	461	454
Series 2015-C-GC27, REMIC, 4.43%, 01/10/25 (a)	828	794
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	302
Interest Only, Series 2014-XA-GC19, REMIC, 1.19%, 03/10/47 (a)	39,552	1,959
Interest Only, Series 2014-XA-GC21, REMIC, 1.23%, 05/10/47 (a)	36,429	2,085
Interest Only, Series 2015-XA-GC35, REMIC, 0.89%, 11/10/48 (a)	4,003	181
Interest Only, Series 2016-XA-GC36, REMIC, 1.36%, 02/10/49 (a)	4,285	326
Interest Only, Series 2016-XA-GC37, REMIC, 1.80%, 04/10/49 (a)	8,537	920
Interest Only, Series 2016-XA-P3, REMIC, 1.71%, 04/15/49 (a)	7,673	741

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Interest Only, Series 2016-XA-P5, REMIC, 1.55%, 10/10/49 (a)	11,359	1,035
Interest Only, Series 2017-XA-P7, REMIC, 1.13%, 04/14/50 (a)	34,933	2,685
Citigroup Mortgage Loan Trust Inc.
Series 2014-A2-J2, REMIC, 3.50%, 10/25/33 (a) (b)	1,598	1,563
CitiMortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,562	1,509
CLNS Trust
Series 2017-D-IKPR, 3.79%, (1M US LIBOR + 2.05%), 06/11/22 (a) (b)	973	972
Series 2017-E-IKPR, 5.24%, (1M US LIBOR + 3.50%), 06/11/22 (a) (b)	973	974
Series 2017-F-IKPR, 6.24%, (1M US LIBOR + 4.50%), 06/11/22 (a) (b)	973	975
CLUB Credit Trust
Series 2017-B-NP1, 3.17%, 11/15/18 (b)	1,000	999
Series 2018-A-NP1, 2.99%, 03/15/19 (b)	1,750	1,750
COBALT CMBS Commercial Mortgage Trust
Series 2007-AJFX-C2, REMIC, 5.57%, 04/15/47 (a)	1,547	1,562
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 4.13%, (1M US LIBOR + 2.35%), 12/17/18 (a) (b)	1,000	1,009
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	9,575	9,472
COMM Mortgage Trust
Series 2015-D-DC1, REMIC, 4.35%, 02/10/25 (a) (b)	1,750	1,448
Series 2016-C-CR28, REMIC, 4.65%, 12/10/25 (a)	450	445
Interest Only, Series 2015-XA-CR26, REMIC, 1.04%, 10/10/48 (a)	5,304	299
Series 2012-C-CR4, REMIC, 4.44%, 11/15/22 (a) (b)	673	595
Series 2013-D-LC13, REMIC, 5.09%, 09/10/23 (a) (b)	1,483	1,426
Interest Only, Series 2015-XA-CR27, REMIC, 1.15%, 09/10/25 (a)	12,462	706
Interest Only, Series 2015-XA-LC21, REMIC, 0.84%, 07/10/48 (a)	23,493	899
Interest Only, Series 2015-XA-CR25, REMIC, 0.94%, 08/10/48 (a)	23,299	1,216
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.28%, 10/10/46 (a)	39,222	1,882
Commercial Mortgage Pass-Through Certificates
Series 2015-C-LC23, REMIC, 4.65%, 10/10/25 (a)	306	303
Interest Only, Series 2014-XA-UBS3, REMIC, 1.29%, 06/10/47 (a)	39,165	1,956
Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.33%, 04/10/27 (a)	18,397	1,596
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40 (b)	2,573	2,522
Credit Acceptance Auto Loan Trust
Series 2017-A-2A, 2.55%, 08/15/20 (b)	5,000	4,938
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.20%, 02/15/41 (a) (b)	21	21
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	1,213	1,170
Credit Suisse Mortgage Trust
Series 2017-A-1, 4.50%, 03/25/21 (b)	3,901	3,905
Series 2017-E-LSTK, REMIC, 3.33%, 04/05/21 (a) (b)	1,799	1,753
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.58%, 11/18/25 (a)	309	306
CSMC Trust
Series 2017-E-CHOP, REMIC, 5.08%, (1M US LIBOR + 3.30%), 07/15/32 (a) (b)	2,125	2,123
Cutwater Ltd.
Series 2014-A1AR-1A, 2.97%, (3M US LIBOR + 1.25%), 07/15/26 (a) (b)	8,000	8,002
	Shares/Par[1]	Value ($)
CVP CLO Ltd.
Series 2017-A-1A, 3.08%, (3M US LIBOR + 1.34%), 07/20/30 (a) (b)	7,500	7,643
Series 2017-A-2A, 3.12%, (3M US LIBOR + 1.19%), 01/20/31 (a) (b)	10,000	10,021
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.49%, 05/10/49 (a)	13,637	1,202
Series 2016-C-C1, REMIC, 3.35%, 05/10/49 (a)	801	741
Deephaven Residential Mortgage Trust
Series 2017-A1-1A, REMIC, 2.72%, 10/25/25 (a) (b)	1,231	1,231
Series 2017-A2-3A, REMIC, 2.71%, 10/25/47 (a) (b)	5,695	5,641
Series 2017-A3-3A, REMIC, 2.81%, 10/25/47 (a) (b)	5,695	5,615
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.17%, (1M US LIBOR + 0.30%), 09/25/47 (a)	2,026	1,817
Dorchester Park CLO Ltd.
Series 2015-C-1A, 4.94%, (3M US LIBOR + 3.20%), 01/20/27 (a) (b)	1,000	1,001
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 07/25/25 (b)	2,292	2,221
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (a) (b)	5,869	5,836
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 08/15/20 (b)	2,000	1,951
Series 2016-B-3, 2.43%, 06/15/21 (b)	1,000	995
GCAT LLC
Series 2017-5, 3.23%, 07/25/47 (b) (c)	2,803	2,804
GE Commercial Mortgage Corp Series Trust
Series 2007-AM-C1, REMIC, 5.61%, 12/10/49 (a)	500	508
GMAC Commercial Mortgage Securities Inc.
Series 2004-D-C3, REMIC, 5.04%, 12/10/41 (a)	1,057	1,047
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (a) (b)	800	781
Great Wolf Trust
Series 2017-D-WOLF, 3.88%, (1M US LIBOR + 2.10%), 09/15/19 (a) (b)	698	698
Series 2017-E-WOLF, 4.88%, (1M US LIBOR + 3.10%), 09/15/19 (a) (b)	1,082	1,084
Series 2017-F-WOLF, 5.85%, (1M US LIBOR + 4.07%), 09/15/19 (a) (b)	576	577
GS Mortgage Securities Corp. II
Interest Only, Series 2017-XA-GS8, 0.98%, 11/10/50 (a)	32,653	2,375
GS Mortgage Securities Trust
Interest Only, Series 2017-XA-GS6, 1.05%, 05/10/50 (a)	30,341	2,348
Interest Only, Series 2015-XA-GC34, REMIC, 1.35%, 10/10/25 (a)	3,442	256
Interest Only, Series 2014-XA-GC20, REMIC, 1.00%, 04/10/47 (a)	9,362	433
Interest Only, Series 2014-XA-GC24, REMIC, 0.83%, 09/10/47 (a)	10,357	390
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (a) (b)	2,349	2,025
Interest Only, Series 2015-XA-GS1, REMIC, 0.82%, 11/10/48 (a)	5,658	278
Series 2013-D-GC13, REMIC, 4.09%, 07/10/23 (a) (b)	662	599
GSCCRE Commercial Mortgage Trust
Series 2015-C-HULA, 4.53%, (1M US LIBOR + 2.75%), 08/15/32 (a) (b)	1,518	1,522
Halcyon Loan Advisors Funding Ltd.
Series 2015-A1R-3A, 2.63%, (3M US LIBOR + 0.90%), 10/18/27 (a) (b)	10,000	10,001
Series 2015-A-2A, REMIC, 3.14%, (3M US LIBOR + 1.39%), 07/25/27 (a) (b)	4,500	4,505
Highbridge Loan Management Ltd.
Series 3A-2014-CR, 5.33%, (3M US LIBOR + 3.60%), 07/18/29 (a) (b)	1,900	1,932
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.92%, (3M US LIBOR + 1.18%), 07/19/26 (a) (b)	5,400	5,401

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Home Equity Loan Trust
Series 2007-2AV2-FRE1, REMIC, 2.03%, (1M US LIBOR + 0.16%), 04/25/37 (a)	2,773	2,732
Hyatt Hotel Portfolio Trust
Series 2017-E-HYT2, REMIC, 4.13%, (1M US LIBOR + 2.35%), 08/09/20 (a) (b)	2,392	2,393
IMT Trust
Series 2017-EFL-APTS, 3.93%, (1M US LIBOR + 2.15%), 06/15/19 (a) (b)	721	722
Series 2017-FFL-APTS, 4.63%, (1M US LIBOR + 2.85%), 06/15/19 (a) (b)	721	723
Jamestown CLO III Ltd.
Series 2013-A1AR-3A, 2.86%, (3M US LIBOR + 1.14%), 01/15/26 (a) (b)	3,000	3,001
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27 (b)	5,970	6,049
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.67%, 10/15/25 (a)	420	417
Series 2015-C-C33, REMIC, 4.62%, 11/15/25 (a)	359	363
Interest Only, Series 2014-XA-C21, REMIC, 1.06%, 08/15/47 (a)	13,230	668
Interest Only, Series 2014-XA-C22, REMIC, 0.91%, 09/15/47 (a)	47,711	2,089
Interest Only, Series 2016-XA-C2, REMIC, 1.70%, 06/15/49 (a)	34,677	3,048
Series 2013-D-C15, REMIC, 5.08%, 10/15/23 (a) (b)	920	879
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C4, REMIC, 0.84%, 12/15/49 (a)	29,057	1,620
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 3.93%, (1M US LIBOR + 2.15%), 10/15/22 (a) (b)	1,179	1,176
Series 2016-C-ASH, 4.53%, (1M US LIBOR + 2.75%), 10/15/22 (a) (b)	666	663
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	201	201
Series 2016-E-WPT, REMIC, 6.78%, (1M US LIBOR + 5.00%), 10/15/18 (a) (b)	1,873	1,877
Series 2016-E-WIKI, REMIC, 4.01%, 10/05/21 (a) (b)	2,356	2,279
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB18, REMIC, 5.47%, 06/12/47 (a)	116	116
Interest Only, Series 2015-XA-JP1, REMIC, 1.13%, 01/15/49 (a)	4,929	250
Series 2007-AM-C1, REMIC, 5.75%, 02/15/51 (a)	257	258
Series 2017-C-MAUI, REMIC, 2.97%, (1M US LIBOR + 1.25%), 07/15/19 (a) (b)	576	576
Series 2017-D-MAUI, REMIC, 3.67%, (1M US LIBOR + 1.95%), 07/15/19 (a) (b)	541	542
Series 2017-E-MAUI, REMIC, 4.67%, (1M US LIBOR + 2.95%), 07/15/19 (a) (b)	479	480
Series 2017-F-MAUI, REMIC, 5.47%, (1M US LIBOR + 3.75%), 07/15/19 (a) (b)	674	676
Series 2015-D-MAR7, REMIC, 5.23%, 06/05/22 (b)	1,491	1,483
Interest Only, Series 2015-XA-C32, REMIC, 1.47%, 09/15/25 (a)	14,486	835
Series 2015-F-JP1, REMIC, 4.74%, 12/15/25 (a) (b)	1,123	809
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (a)	1,581	1,620
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,000	997
Interest Only, Series 2016-XA-JP4, REMIC, 0.81%, 12/15/49 (a)	19,244	831
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (b)	1,857	1,846
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (b)	5,000	5,093
KVK CLO Ltd.
Series 2015-AR-1A, 2.69%, (3M US LIBOR + 1.25%), 05/20/27 (a) (b)	7,500	7,534
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 07/12/50 (b)	2,900	2,821
	Shares/Par[1]	Value ($)
LCM XVI LP
Series AR-16A, 2.75%, (3M US LIBOR + 1.03%), 07/15/26 (a) (b)	1,750	1,750
Legacy Mortgage Asset Trust
Series 2017-A1-GS1, REMIC, 3.50%, 01/25/57 (b) (c)	4,685	4,644
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (b)	5,000	4,965
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 1.95%, 06/10/25 (a) (b)	17,408	1,264
Magnetite IX Ltd.
Series 2014-A1R-9A, 2.75%, (3M US LIBOR + 1.00%), 07/25/26 (a) (b)	5,000	5,002
Marathon CLO I Ltd.
Series 2013-A1R-5A, 2.76%, 11/21/27 (b)	5,000	4,990
Merrill Lynch Mortgage Trust
Series 2006-AJ-C1, REMIC, 5.43%, 05/12/39 (a)	32	32
Series 2007-AM-C1, REMIC, 5.81%, 06/12/50 (a)	1,854	1,872
Midocean Credit CLO VII
Series 2017-A1-7A, 3.04%, (3M US LIBOR + 1.32%), 07/15/29 (a) (b)	7,000	7,048
Milos CLO Ltd.
Series 2017-A-1A, 2.99%, (3M US LIBOR + 1.25%), 10/20/30 (a) (b)	7,500	7,550
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.08%, 02/15/24 (a)	16,400	702
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (a)	420	429
Series 2015-D-C26, REMIC, 3.06%, 10/15/25 (b)	550	445
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (b)	297	219
Series 2015-C-C27, REMIC, 4.53%, 11/15/25 (a)	207	199
Interest Only, Series 2016-XA-C28, REMIC, 1.28%, 01/15/26 (a)	4,591	326
Series 2016-C-C29, REMIC, 4.75%, 04/15/26 (a)	2,371	2,421
Series 2014-C-C17, REMIC, 4.46%, 07/15/24 (a)	1,240	1,208
Series 2015-D-C20, REMIC, 3.07%, 01/15/25 (b)	1,000	758
Morgan Stanley Capital I Trust
Series 2017-E-CLS, 3.73%, (1M US LIBOR + 1.95%), 11/15/19 (a) (b)	2,575	2,580
Series 2017-F-CLS, 4.38%, (1M US LIBOR + 2.60%), 11/15/19 (a) (b)	2,556	2,553
Series 2015-AFSC-XLF2, 4.74%, (1M US LIBOR + 3.00%), 08/15/26 (a) (b)	315	314
Interest Only, Series 2016-XA-UB12, 0.82%, 12/15/49 (a)	4,127	196
Interest Only, Series 2017-XA-H1, 1.46%, 06/15/50 (a)	26,608	2,413
Interest Only, Series 2015-XA-UBS8, REMIC, 0.95%, 12/15/48 (a)	4,896	271
Series 2014-CPT, REMIC, 3.45%, 07/13/21 (a) (b)	2,053	2,003
Motel 6 Trust
Series 2017-D-MTL6, REMIC, 3.93%, (1M US LIBOR + 2.15%), 08/15/19 (a) (b)	2,340	2,337
MP CLO IV Ltd.
Series 2013-ARR-2A, 3.03%, (3M US LIBOR + 1.28%), 07/25/29 (a) (b)	7,500	7,559
Nationstar HECM Loan Trust
Series 2017-M1-1A, 2.94%, 11/25/19 (b) (e)	7,000	6,950
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25 (b)	3,000	3,001
New Residential Mortgage Loan Trust
Series 2017-A1-RPL1, 3.60%, 04/27/20 (b) (c)	5,281	5,278
Octagon Investment Partners XXIV Ltd.
Series 2015-A1R-1A, 2.79%, (3M US LIBOR + 0.90%), 05/21/27 (a) (b)	10,000	10,001
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (b)	947	945
Series 2017-A1-1A, 2.37%, 04/14/21 (b)	5,000	4,908
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (b)	3,000	2,999
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/13/21 (b)	1,721	1,696

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
PFP Pty Ltd.
Series 2017-C-4, 4.03%, (1M US LIBOR + 2.25%), 06/14/20 (a) (b)	1,561	1,578
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (b) (c)	8,529	8,534
Series 2017-A1-NPL1, REMIC, 3.50%, 04/29/31 (b) (c)	5,735	5,737
Progress Residential Trust
Series 2016-C-SFR1, REMIC, 4.28%, (1M US LIBOR + 2.50%), 09/17/18 (a) (b)	2,000	2,013
Prosper Marketplace Issuance Trust
Series 2018-A-1A, 3.11%, 06/17/24 (b)	1,500	1,500
RAIT Trust
Series 2017-B-FL7, 3.38%, (1M US LIBOR + 1.60%), 06/15/37 (a) (b)	2,096	2,098
RALI Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,703	1,556
Residential Asset Securitization Trust
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	1,015	1,004
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,494	1,100
Resource Capital Corp. Ltd.
Series 2017-B-CRE5, 3.79%, (1M US LIBOR + 2.00%), 04/15/20 (a) (b)	1,566	1,567
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	1,329	1,239
Rockford Tower CLO Ltd.
Series 2017-A-2A, 2.99%, (3M US LIBOR + 1.27%), 10/15/29 (a) (b)	4,000	4,034
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (b)	5,000	4,874
Shackleton IX CLO Ltd.
Series 2016-A-9A, 3.24%, (3M US LIBOR + 1.50%), 10/20/28 (a) (b)	1,900	1,911
Sierra Receivables Funding Co. LLC
Series 2016-A-3A, 2.43%, 05/20/24 (b)	3,026	2,917
Sofi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 11/25/19 (b)	1,291	1,284
Series 2017-A1-6, 2.20%, 12/25/19 (b)	2,671	2,659
Series 2016-A-3, 3.05%, 05/25/21 (b)	988	987
Series 2016-A-1, 3.26%, 07/25/21 (b)	2,044	2,045
Series 2017-A-3, 2.77%, 01/25/22 (b)	998	991
Series 2017-A2-6, 2.82%, 01/25/22 (b)	3,500	3,462
Series 2017-A2-5, 2.78%, 03/25/22 (b)	1,250	1,231
Series 2017-A-1, 3.28%, 01/26/26 (b)	840	842
Series 2017-A-2, 3.28%, 02/25/26 (b)	591	593
Sofi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 03/25/20 (b)	2,341	2,334
Sofi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40 (b)	2,000	1,951
Series 2017-BFX-D, 3.61%, 09/25/40 (b)	1,075	1,065
Sound Harbor Loan Fund Ltd.
Series 2014-A1R-1A, 2.97%, (3M US LIBOR + 1.20%), 10/30/26 (a) (b)	2,000	2,001
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (b)	2,791	2,787
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (b)	3,531	3,535
Series 2016-A-AA, 2.90%, 03/15/20 (b)	5,000	4,978
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22 (b)	1,576	1,572
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.15%, (3M US LIBOR + 1.26%), 05/21/29 (a) (b)	4,000	4,027
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.73%, 12/25/35 (a)	3,680	3,580
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	3,439	3,250
Sutherland Commercial Mortgage Loans LLC
Series 2015-A-SBC4, 4.00%, 06/25/39 (b)	192	193
Symphony CLO VIII LP
Series 2012-AR-8A, 2.80%, (3M US LIBOR + 1.10%), 01/09/23 (a) (b)	168	168
TAL Advantage VI LLC
Series 2017-A-1A, 4.50%, 04/21/42	7,302	7,510
	Shares/Par[1]	Value ($)
TCI-Cent CLO Ltd.
Series 2016-A1-1A, 3.28%, (3M US LIBOR + 1.52%), 12/21/29 (a) (b)	3,000	3,043
Series 2016-A2-1A, 3.96%, (3M US LIBOR + 2.20%), 12/21/29 (a) (b)	3,000	3,021
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, 4.92%, (1M US LIBOR + 3.18%), 11/11/22 (a) (b)	2,770	2,773
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 3.37%, (3M US LIBOR + 1.65%), 07/15/28 (a) (b)	4,000	4,012
Series 2016-B-1A, 4.07%, (3M US LIBOR + 2.35%), 07/15/28 (a) (b)	5,000	5,023
UBS Commercial Mortgage Trust
Series 2018-C-C8, 4.70%, 02/15/28 (a)	1,858	1,834
Interest Only, Series 2018-XA-C8, 0.89%, 02/15/51 (a)	27,150	1,846
Interest Only, Series 2017-XB-C1, REMIC, 0.90%, 06/15/50 (a)	25,883	1,874
UBS-Barclays Commercial Mortgage Trust
Series 2013-D-C6, REMIC, 4.32%, 04/10/23 (a) (b)	1,185	1,062
UBS-Citigroup Commercial Mortgage Trust
Series 2011-D-C1, REMIC, 6.05%, 12/10/21 (a) (b)	1,461	1,517
US Residential Opportunity Fund IV Trust
Series 2017-A-1III, REMIC, 3.35%, 11/27/37 (b) (c)	4,718	4,697
Velocity Commercial Capital Loan Trust
Series 2016-AFX-1, REMIC, 3.53%, 04/25/46 (a) (b)	2,014	2,005
Venture VII CDO Ltd.
Series 2006-A2-7A, 1.98%, (3M US LIBOR + 0.24%), 01/20/22 (a) (b)	2,028	2,020
Venture VIII CDO Ltd.
Series 2007-B-8A, 2.16%, (3M US LIBOR + 0.42%), 07/22/21 (a) (b)	2,000	1,997
Venture XVII CLO Ltd.
Series 2014-AR-17A, 2.80%, (3M US LIBOR + 1.08%), 07/15/26 (a) (b)	2,500	2,500
Venture XXIX CDO Ltd.
Series 2017-A-29A, 3.12%, (3M US LIBOR + 1.28%), 09/15/30 (a) (b)	4,000	4,030
VOLT LIV LLC
Series 2017-A1-NPL1, 3.50%, 02/25/47 (b) (c)	2,546	2,547
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (b) (c)	4,780	4,781
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (b) (c)	3,399	3,400
VOLT LX LLC
Series 2017-A1-NPL7, 3.25%, 04/25/59 (b) (c)	3,427	3,428
VOLT LXI LLC
Series 2017-A1-NPL8, 3.13%, 06/25/20 (b) (c)	3,093	3,094
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/47 (b) (c)	3,543	3,544
Voya CLO Ltd.
Series 2014-A1R-4A, 2.67%, (3M US LIBOR + 0.95%), 10/14/26 (a) (b)	4,500	4,500
Wachovia Bank Commercial Mortgage Trust
Series 2007-AM-C33, REMIC, 6.01%, 02/15/51 (a)	256	258
Washington Mutual Asset-Backed Certificates WMABS Trust
Series 2006-M1-HE1, REMIC, 2.21%, (1M US LIBOR + 0.34%), 04/25/36 (a)	14,984	13,727
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.02%, 12/15/48 (a)	5,065	274
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,229	1,148
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2017-XA-C38, 1.09%, 07/15/50 (a)	26,423	1,946
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (b)	325	266
Interest Only, Series 2015-XA-C31, REMIC, 1.09%, 07/15/25 (a)	4,410	270

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Series 2015-C-C31, REMIC, 4.61%, 11/15/25 (a)	400	410
Series 2015-D-NXS4, REMIC, 3.60%, 11/18/25 (a)	375	333
Series 2015-C-NXS4, REMIC, 4.60%, 11/18/25 (a)	310	312
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	370
Series 2015-C-LC22, REMIC, 4.54%, 09/15/58 (a)	302	300
Series 2016-C-C32, REMIC, 4.72%, 01/15/59 (a)	311	305
Interest Only, Series 2016-XA-C33, REMIC, 1.80%, 03/15/59 (a)	2,833	274
Series 2017-C-SMP, REMIC, 2.98%, (1M US LIBOR + 1.20%), 12/15/19 (a) (b)	484	483
Series 2017-D-SMP, REMIC, 3.43%, (1M US LIBOR + 1.65%), 12/15/19 (a) (b)	290	289
Series 2018-E-BXI, REMIC, 3.93%, (1M US LIBOR + 2.16%), 12/15/19 (a) (b)	2,762	2,751
Series 2017-E-SMP, REMIC, 4.03%, (1M US LIBOR + 2.25%), 12/15/19 (a) (b)	903	901
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	2,743	2,726
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	933	939
Series 2007-A1-AR4, REMIC, 3.66%, 08/25/37 (a)	1,100	1,097
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.83%, 12/15/46 (a)	60,692	1,836
Interest Only, Series 2014-XA-C19, REMIC, 1.12%, 03/15/47 (a)	47,084	2,136
Interest Only, Series 2014-XA-C21, REMIC, 1.11%, 08/15/47 (a)	3,229	160
WinWater Mortgage Loan Trust
Series 2016-2A3-1, REMIC, 3.00%, 12/20/30 (a) (b)	4,277	4,109
Total Non-U.S. Government Agency Asset-Backed Securities (cost $649,306)		649,660
CORPORATE BONDS AND NOTES 14.7%
Consumer Discretionary 0.3%
Amazon.com Inc.
2.60%, 12/05/19	1,590	1,590
1.90%, 08/21/20 (b)	545	534
Newell Rubbermaid Inc.
2.60%, 03/29/19 (f)	217	216
3.15%, 04/01/21 (f)	2,195	2,175
S.A.C.I. Falabella
3.75%, 04/30/23	300	298
		4,813
Consumer Staples 1.1%
BAT Capital Corp.
2.30%, 08/14/20 (b)	1,195	1,172
CK Hutchison International 17 Ltd.
2.88%, 04/05/22	1,000	981
2.88%, 04/05/22 (b)	2,100	2,061
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	300	308
CVS Health Corp.
2.80%, 07/20/20	2,440	2,423
General Mills Inc.
2.20%, 10/21/19	1,813	1,789
Grupo Bimbo SAB de CV
4.88%, 06/30/20	1,400	1,449
Kroger Co.
6.15%, 01/15/20	2,265	2,387
Molson Coors Brewing Co.
1.45%, 07/15/19	1,645	1,615
Reynolds American Inc.
3.25%, 06/12/20	1,245	1,246
Want Want China Finance Ltd.
1.88%, 05/14/18 (b)	500	499
		15,930
Energy 1.8%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	2,300	2,376
BP Capital Markets Plc
1.68%, 05/03/19	1,650	1,633
	Shares/Par[1]	Value ($)
1.77%, 09/19/19	280	276
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (b)	940	940
Ecopetrol SA
7.63%, 07/23/19	1,200	1,269
Enterprise Products Operating LLC
2.80%, 02/15/21	650	643
EQT Corp.
2.50%, 10/01/20	2,130	2,083
Indian Oil Corp. Ltd.
5.63%, 08/02/21	900	955
Kinder Morgan Inc.
3.05%, 12/01/19	2,090	2,084
ONGC Videsh Ltd.
3.25%, 07/15/19	2,000	1,997
3.75%, 05/07/23	200	198
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	900	870
Petronas Capital Ltd.
3.13%, 03/18/22	1,000	992
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	2,000	1,985
Reliance Holding USA Inc.
4.50%, 10/19/20	1,000	1,024
5.40%, 02/14/22	1,850	1,949
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	1,000	985
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21	200	192
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22	600	587
3.00%, 04/12/22 (b)	700	685
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	2,200	2,222
		25,945
Financials 7.2%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	1,955	2,013
Agromercantil Senior Trust
6.25%, 04/10/19	625	634
American Express Co.
2.61%, (3M US LIBOR + 0.65%), 02/27/23 (a)	2,660	2,651
American Honda Finance Corp.
1.95%, 07/20/20	405	397
Banco de Costa Rica
5.25%, 08/12/18	900	903
Banco de Credito del Peru
5.38%, 09/16/20	760	797
4.25%, 04/01/23	1,000	1,017
Banco GNB Sudameris SA
3.88%, 05/02/18	800	800
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	1,850	1,940
Banco Nacional de Costa Rica
4.88%, 11/01/18	500	501
Banco Santander Chile
2.50%, 12/15/20 (b)	500	488
3.88%, 09/20/22	800	805
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24 (a)	2,900	2,958
Banistmo SA
3.65%, 09/19/22 (b)	500	476
Bank of America Corp.
2.81%, (3M US LIBOR + 0.79%), 03/05/24 (a)	1,295	1,289
Bank of Nova Scotia
2.15%, 07/14/20	2,460	2,415
Barclays Bank Plc
2.65%, 01/11/21	2,475	2,442
BDO Unibank Inc.
2.63%, 10/24/21	900	874
2.95%, 03/06/23	2,200	2,113
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	960	953
1.30%, 08/15/19	1,200	1,178

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
BNP Paribas SA
5.00%, 01/15/21	1,235	1,299
Capital One Financial Corp.
2.40%, 10/30/20	2,455	2,403
Caterpillar Financial Services Corp.
1.70%, 06/16/18	525	524
2.10%, 01/10/20	770	761
Citigroup Inc.
2.05%, 12/07/18	1,445	1,440
2.71%, (3M US LIBOR + 0.96%), 04/25/22 (a)	1,385	1,392
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	800	808
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,500	1,482
CNPC General Capital Ltd.
3.95%, 04/19/22	1,900	1,931
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	300	311
Commonwealth Bank of Australia
2.25%, 03/10/20 (b)	1,970	1,942
2.05%, 09/18/20 (b)	210	205
Corp. Financiera de Desarrollo SA
3.25%, 07/15/19	1,500	1,501
Daimler Finance North America LLC
2.25%, 03/02/20 (b)	980	964
2.30%, 02/12/21 (b)	1,455	1,420
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (g)	2,000	1,933
2.54%, (3M US LIBOR + 0.49%), 06/08/20 (a)	500	500
2.37%, (3M US LIBOR + 0.62%), 07/25/22 (a) (b)	600	601
ENA Norte Trust
4.95%, 04/25/23	360	368
Fondo Mivivienda SA
3.38%, 04/02/19	1,400	1,401
3.50%, 01/31/23	150	147
General Motors Financial Co. Inc.
2.65%, 04/13/20	1,350	1,333
3.20%, 07/06/21	1,085	1,074
Global Bank Corp.
5.13%, 10/30/19	2,000	2,047
4.50%, 10/20/21 (b)	500	503
4.50%, 10/20/21	500	503
Goldman Sachs Group Inc.
2.90%, 07/19/18	670	671
2.30%, 12/13/19	1,755	1,738
Guanay Finance Ltd.
6.00%, 12/15/20	975	995
Industrial Senior Trust
5.50%, 11/01/22	500	495
IOI Investment L Bhd
4.38%, 06/27/22	600	611
Itau CorpBanca
3.88%, 09/22/19	1,400	1,411
JPMorgan Chase & Co.
2.25%, 01/23/20	2,400	2,371
Malayan Banking Bhd
3.91%, 10/29/26 (a)	3,100	3,108
Mizuho Financial Group Inc.
2.81%, (3M US LIBOR + 0.79%), 03/05/23 (a)	2,460	2,456
Morgan Stanley
2.67%, (3M US LIBOR + 0.93%), 07/22/22 (a)	2,390	2,400
MUFG Americas Holdings Corp.
2.25%, 02/10/20	2,505	2,466
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/19	1,055	1,046
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (a)	2,375	2,394
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 - 06/02/25 (h)	1,065	929
PNC Bank NA
2.45%, 11/05/20	1,185	1,169
PNC Funding Corp.
4.38%, 08/11/20	945	971
Prudential Financial Inc.
7.38%, 06/15/19	1,780	1,875
	Shares/Par[1]	Value ($)
Royal Bank of Canada
1.50%, 07/29/19	315	310
Santander UK Plc
2.50%, 01/05/21	2,310	2,271
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	2,145	2,110
SPARC EM Ltd.
0.00%, 12/05/22 (h)	1,200	1,080
0.00%, 12/05/22 (b) (h)	1,000	900
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	2,515	2,428
Temasek Financial I Ltd.
2.38%, 01/23/23	1,500	1,452
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (b)	1,000	998
UBS AG
2.45%, 12/01/20 (b)	2,380	2,337
Union Bank of the Philippines
3.37%, 11/29/22	400	389
United Overseas Bank Ltd.
3.75%, 09/19/24 (a)	1,900	1,907
3.50%, 09/16/26 (a)	700	692
2.88%, 03/08/27 (a)	500	482
Wells Fargo & Co.
2.15%, 01/30/20	700	689
Wells Fargo Bank NA
2.60%, 01/15/21	1,730	1,706
Westpac Banking Corp.
1.95%, 11/23/18	650	647
1.60%, 08/19/19	1,790	1,761
		105,702
Health Care 1.1%
AbbVie Inc.
1.80%, 05/14/18	1,000	999
Amgen Inc.
2.20%, 05/11/20	2,495	2,456
Anthem Inc.
2.50%, 11/21/20	1,365	1,342
AstraZeneca Plc
2.38%, 11/16/20	2,440	2,401
Cardinal Health Inc.
1.95%, 06/14/19	2,585	2,557
Celgene Corp.
2.88%, 08/15/20	2,620	2,608
McKesson Corp.
2.28%, 03/15/19	1,340	1,336
Medtronic Global Holdings SCA
1.70%, 03/28/19	1,735	1,719
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	435	441
WellPoint Inc.
2.30%, 07/15/18	1,075	1,074
		16,933
Industrials 0.7%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	700	696
Cintas Corp. No. 2
2.90%, 04/01/22	2,410	2,370
Northrop Grumman Corp.
2.08%, 10/15/20	2,455	2,401
PSA International Pte Ltd.
4.63%, 09/11/19	1,900	1,948
3.88%, 02/11/21	200	204
United Technologies Corp.
1.50%, 11/01/19	1,350	1,323
1.90%, 05/04/20	1,090	1,068
		10,010
Information Technology 0.4%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	1,000	993
3.13%, 11/28/21	1,400	1,396
Analog Devices Inc.
2.95%, 01/12/21	1,250	1,246

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Tencent Holdings Ltd.
3.38%, 05/02/19	200	201
2.88%, 02/11/20	1,800	1,796
2.34%, (3M US LIBOR + 0.61%), 01/19/23 (a) (b)	500	501
		6,133
Materials 0.4%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	1,700	1,751
Inversiones CMPC SA
4.50%, 04/25/22	1,000	1,028
Sherwin-Williams Co.
2.25%, 05/15/20	2,480	2,439
UPL Corp. Ltd.
3.25%, 10/13/21	400	392
		5,610
Real Estate 0.2%
Boston Properties LP
5.88%, 10/15/19	1,115	1,158
Simon Property Group LP
2.20%, 02/01/19	1,670	1,664
		2,822
Telecommunication Services 0.8%
America Movil SAB de CV
5.00%, 03/30/20	1,000	1,033
3.13%, 07/16/22	500	493
AT&T Inc.
2.80%, 02/17/21	2,420	2,394
Axiata Group Bhd
3.47%, 11/19/20	2,200	2,203
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	1,000	1,019
Digicel Group Ltd.
8.25%, 09/30/20	300	258
7.13%, 04/01/22	200	158
Orange SA
2.75%, 02/06/19	1,991	1,991
1.63%, 11/03/19	90	88
Telefonica Chile SA
3.88%, 10/12/22	1,600	1,601
		11,238
Utilities 0.7%
American Electric Power Co. Inc.
2.15%, 11/13/20	405	396
Comision Federal de Electricidad
4.88%, 05/26/21	1,500	1,541
Consolidated Edison Inc.
2.00%, 03/15/20	2,430	2,384
E.CL SA
5.63%, 01/15/21	400	421
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	300	318
Southern Co.
2.45%, 09/01/18	1,014	1,013
1.85%, 07/01/19	1,505	1,484
SP PowerAssets Ltd.
2.70%, 09/14/22	3,000	2,941
		10,498
Total Corporate Bonds And Notes (cost $218,638)		215,634
SENIOR LOAN INTERESTS 8.5%
Consumer Discretionary 2.0%
A-L Parent LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (a) (i)	110	111
1st Lien Term Loan, 4.83%, (3M LIBOR + 3.25%), 12/01/23 (a)	13	13
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 12/01/23 (a)	1,000	1,009
American Tire Distributors Holdings Inc.
Term Loan, 5.90%, (1M LIBOR + 4.25%), 10/01/21 (a)	1,103	1,117
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.63%, (3M LIBOR + 2.75%), 09/28/24 (a)	1,651	1,661
	Shares/Par[1]	Value ($)
CBS Radio Inc.
Term Loan B, 4.62%, (3M LIBOR + 2.75%), 11/18/24 (a)	988	991
Cengage Learning Acquisitions Inc.
Term Loan B, 6.04%, (3M LIBOR + 4.25%), 06/07/23 (a)	1,885	1,712
ClubCorp Club Operations Inc.
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 08/16/24 (a)	1,391	1,398
DexKo Global Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/24/24 (a) (i)	56	57
Incremental Term Loan, 5.25%, (3M LIBOR + 3.50%), 07/24/24 (a)	34	34
Equinox Holdings Inc.
1st Lien Term Loan, 4.65%, (1M LIBOR + 3.00%), 03/08/24 (a)	1,322	1,329
Federal-Mogul Holdings Corp.
Term Loan C, 5.40%, (3M LIBOR + 3.75%), 04/15/21 (a)	261	262
Term Loan C, 5.53%, (3M LIBOR + 3.75%), 04/15/21 (a)	788	793
Garda World Security Corp.
Term Loan, 5.51%, (3M LIBOR + 3.50%), 05/12/24 (a)	1,153	1,162
Golden Nugget Inc.
Incremental Term Loan, 4.90%, (3M LIBOR + 3.25%), 09/07/23 (a)	253	255
GVC Holdings Plc
Term Loan, 5.48%, (3M LIBOR + 2.50%), 03/15/24 (a)	345	345
Hayward Industries Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.50%), 08/04/24 (a)	1,692	1,697
Intrawest Resorts Holdings Inc.
Term Loan B-1, 4.90%, (3M LIBOR + 3.25%), 06/28/24 (a)	1,387	1,392
IRB Holding Corp.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 01/18/25 (a)	606	613
Lions Gate Entertainment Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 03/20/25 (a) (i)	300	300
LTF Merger Sub Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 06/22/22 (a)	1,581	1,582
Mavis Tire Express Services Corp.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 1.00%), 03/15/25 (a) (e) (i)	137	137
1st Lien Term Loan, 5.07%, (3M LIBOR + 3.25%), 03/15/25 (a)	858	858
Meredith Corp.
Term Loan B, 4.88%, (3M LIBOR + 3.00%), 01/08/25 (a)	895	900
Mission Broadcasting Inc.
Term Loan B-2, 4.16%, (3M LIBOR + 2.50%), 01/17/24 (a)	125	125
Mohegan Tribal Gaming Authority
Term Loan B, 5.88%, (3M LIBOR + 4.00%), 10/30/23 (a)	574	572
Nexstar Broadcasting Inc.
Term Loan B-2, 4.16%, (3M LIBOR + 2.50%), 01/17/24 (a)	972	974
PetSmart Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 3.00%), 03/11/22 (a) (i)	430	344
Playa Resorts Holding BV
Term Loan B, 5.00%, (3M LIBOR + 3.25%), 04/07/24 (a)	1,876	1,884
Rentpath Inc.
Term Loan, 6.40%, (3M LIBOR + 4.75%), 12/17/21 (a)	958	958
Scientific Games International Inc.
Term Loan B-5, 4.63%, (3M LIBOR + 2.75%), 08/14/24 (a)	315	316
Term Loan B-5, 4.74%, (3M LIBOR + 2.75%), 08/14/24 (a)	1,330	1,335

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Shutterfly Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 2.75%), 08/17/24 (a) (i)	300	301
Tribune Media Co.
Term Loan, 4.88%, (3M LIBOR + 3.00%), 12/27/20 (a)	40	40
Term Loan C, 4.65%, (3M LIBOR + 3.00%), 01/20/24 (a)	1,206	1,206
UFC Holdings LLC
1st Lien Term Loan, 5.13%, (3M LIBOR + 3.25%), 07/22/23 (a)	1,322	1,328
		29,111
Consumer Staples 0.3%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 01/26/24 (a)	1,325	1,323
C.H. Guenther & Son Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/16/25 (a) (i)	115	115
CSM Bakery Solutions LLC
1st Lien Term Loan, 5.70%, (1M LIBOR + 4.00%), 07/22/20 (a)	887	875
KIK Custom Products Inc.
Term Loan B, 5.87%, (3M LIBOR + 4.50%), 08/26/22 (a)	1,985	2,003
		4,316
Energy 0.5%
Coronado Coal LLC
Term Loan B, 0.00%, (3M LIBOR + 6.50%), 03/21/25 (a) (e) (i)	224	221
Term Loan C, 0.00%, (3M LIBOR + 6.50%), 03/21/25 (a) (e) (i)	61	60
EG Finco Ltd.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 02/06/25 (a) (i)	665	663
EG Group Ltd.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 02/01/25 (a) (i)	215	214
ExGen Renewables IV LLC
Term Loan B, 4.99%, (1M LIBOR + 3.00%), 11/15/24 (a)	633	639
Foresight Energy LLC
1st Lien Term Loan, 0.00%, (1M LIBOR + 5.75%), 03/16/22 (a) (i)	815	801
FTS International Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.75%), 04/16/21 (a) (i)	984	986
Lucid Energy Group II LLC
1st Lien Term Loan, 4.79%, (3M LIBOR + 3.00%), 01/31/25 (a)	460	457
Oryx Southern Delaware Holdings LLC
Term Loan, 4.90%, (3M LIBOR + 3.25%), 02/26/25 (a)	1,090	1,090
PowerTeam Services LLC
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.25%), 02/28/25 (a)	1,155	1,154
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (a)	325	327
Ultra Resources Inc.
1st Lien Term Loan, 4.76%, (3M LIBOR + 3.00%), 04/14/24 (a)	300	297
		6,909
Financials 0.9%
Acrisure LLC
Term Loan B, 5.99%, (3M LIBOR + 4.25%), 11/22/23 (a)	780	788
AlixPartners LLP
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 03/28/24 (a)	332	333
AssuredPartners Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.50%), 10/22/24 (a)	1,557	1,560
Asurion LLC
Term Loan B-6, 4.40%, (3M LIBOR + 2.75%), 11/03/23 (a)	1,307	1,316
	Shares/Par[1]	Value ($)
BCP Renaissance Parent LLC
Term Loan B, 5.77%, (3M LIBOR + 4.00%), 09/20/24 (a)	645	648
Capri Finance LLC
1st Lien Term Loan, 5.02%, (3M LIBOR + 3.25%), 10/04/24 (a)	2,115	2,113
Duff & Phelps Corp.
Term Loan B, 0.00%, (1M LIBOR + 3.25%), 12/04/24 (a) (i)	20	20
Term Loan B, 5.00%, (1M LIBOR + 3.25%), 12/04/24 (a)	1,135	1,136
GTCR Valor Cos. Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.25%), 06/30/23 (a) (i)	690	695
Intralinks Inc.
Term Loan, 5.70%, (3M LIBOR + 4.00%), 11/10/24 (a)	1,212	1,215
SolarWinds Holdings Inc.
Term Loan B, 4.78%, (3M LIBOR + 3.00%), 02/06/24 (a)	763	766
Solera LLC
Term Loan B, 4.40%, (3M LIBOR + 3.25%), 03/03/23 (a)	1,165	1,167
TKC Holdings Inc.
1st Lien Term Loan, 5.91%, (3M LIBOR + 4.25%), 02/08/23 (a)	1,272	1,283
		13,040
Health Care 0.7%
Amneal Pharmaceuticals LLC
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/23/25 (a) (i)	945	945
CHG Healthcare Services Inc.
1st Lien Term Loan B, 4.77%, (3M LIBOR + 3.00%), 06/07/23 (a)	1,390	1,399
Concentra Inc.
1st Lien Term Loan, 4.53%, (3M LIBOR + 2.75%), 06/01/22 (a)	140	141
CVS Holdings I LP
1st Lien Term Loan, 4.79%, (3M LIBOR + 3.00%), 02/01/25 (a)	449	446
Diplomat Pharmacy Inc.
Term Loan B, 6.10%, (3M LIBOR + 4.50%), 12/31/24 (a)	154	155
Equian LLC
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/20/24 (a) (i)	490	492
Term Loan B, 5.15%, (3M LIBOR + 3.25%), 05/20/24 (a)	602	604
MedRisk Inc.
1st Lien Term Loan, 4.69%, (3M LIBOR + 3.00%), 01/24/25 (a)	140	139
MPH Acquisition Holdings LLC
Term Loan B, 4.44%, (3M LIBOR + 3.00%), 06/07/23 (a)	1,853	1,860
Parexel International Corp.
Term Loan B, 4.40%, (3M LIBOR + 3.00%), 08/06/24 (a)	1,155	1,155
Select Medical Corp.
Term Loan B, 5.21%, (3M LIBOR + 2.75%), 02/13/24 (a)	4	4
Term Loan B, 7.00%, (3M Prime Rate + 1.75%), 02/13/24 (a)	1	1
Term Loan B, 5.21%, (3M LIBOR + 3.50%), 06/30/24 (a)	1,529	1,541
Team Health Holdings Inc.
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 01/12/24 (a)	1,178	1,124
Wink Holdco Inc.
Term Loan B, 4.66%, (3M LIBOR + 3.00%), 11/02/24 (a)	1,190	1,184
		11,190
Industrials 1.6%
Blount International Inc.
Term Loan B, 5.92%, (3M LIBOR + 4.25%), 12/31/20 (a)	125	127

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.01%, (3M LIBOR + 4.25%), 06/16/24 (a)	1,103	1,112
Term Loan, 6.54%, (3M LIBOR + 4.25%), 06/16/24 (a)	8	8
Ceva Group Plc
Term Loan, 6.50%, (3M LIBOR + 5.50%), 03/12/21 (a) (e)	231	226
Term Loan, 0.00%, (3M LIBOR + 5.50%), 03/19/21 (a) (e) (i)	125	122
CEVA Group Plc
Term Loan, 0.00%, (3M LIBOR + 5.50%), 03/19/21 (a) (i)	176	172
Ceva Intercompany BV
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/18/21 (a)	172	169
Term Loan, 0.00%, (3M LIBOR + 5.50%), 03/19/21 (a) (i)	149	147
Ceva Logistics Canada ULC
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/18/21 (a)	29	29
Ceva Logistics US Holdings Inc.
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/12/21 (a)	292	286
Compass Power Generation LLC
Term Loan B, 5.39%, (3M LIBOR + 4.00%), 12/12/24 (a)	820	829
DAE Aviation Holdings Inc.
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.75%), 06/25/22 (a)	379	382
EAB Global Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.75%), 08/15/22 (a)	1,765	1,766
EXC Holdings III Corp.
1st Lien Term Loan, 5.16%, (1M LIBOR + 3.50%), 11/16/24 (a)	604	609
Filtration Group Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/27/25 (a) (e) (i)	470	471
Gates Global LLC
Term Loan B, 4.44%, (3M LIBOR + 3.00%), 04/01/24 (a)	777	781
Gopher Resource LLC
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.25%), 02/09/25 (a)	495	499
KBR Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 03/29/25 (a) (e) (i)	535	534
Kenan Advantage Group Inc.
Term Loan, 4.65%, (1M LIBOR + 3.00%), 07/22/22 (a)	1,980	1,987
Milacron LLC
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 09/23/23 (a)	1,502	1,506
Pike Corp.
Term Loan B, 5.39%, (3M LIBOR + 3.50%), 03/13/25 (a)	380	383
Ply Gem Industries Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/29/25 (a) (e) (i)	675	675
PODS LLC
Term Loan B-3, 4.71%, (1M LIBOR + 3.00%), 11/20/24 (a)	1,189	1,196
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 02/14/25 (a)	828	834
SMG Holdings Inc.
1st Lien Term Loan, 4.89%, (3M LIBOR + 3.25%), 01/11/25 (a)	605	610
Southern Graphics Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.50%), 11/21/22 (a)	2,086	2,098
Syncreon Global Finance (US) Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 10/28/20 (a) (i)	76	71
Term Loan B, 6.02%, (3M LIBOR + 4.25%), 10/28/20 (a)	401	373
	Shares/Par[1]	Value ($)
Tempo Acquisition LLC
Term Loan, 4.88%, (3M LIBOR + 3.00%), 04/20/24 (a)	1,067	1,072
Titan Acquisition Ltd.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/16/25 (a) (i)	550	549
TransDigm Inc.
Term Loan F, 4.40%, (3M LIBOR + 2.75%), 06/09/23 (a)	942	945
Term Loan F, 4.44%, (3M LIBOR + 2.75%), 06/09/23 (a)	494	495
Term Loan G, 4.10%, (3M LIBOR + 2.50%), 08/22/24 (a)	94	95
West Corp.
Term Loan, 5.88%, (3M LIBOR + 4.00%), 10/03/24 (a)	599	604
Term Loan B-1, 0.00%, (3M LIBOR + 4.00%), 10/10/24 (a) (i)	400	400
Zodiac Pool Solutions LLC
1st Lien Term Loan, 5.69%, (3M LIBOR + 4.00%), 12/20/23 (a)	1,192	1,193
		23,355
Information Technology 1.3%
Access CIG LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/14/25 (a) (i)	187	188
1st Lien Term Loan, 5.63%, (3M LIBOR + 3.75%), 02/14/25 (a)	558	564
Almonde Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.50%), 04/26/24 (a)	629	628
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.25%), 06/13/25 (a) (i)	610	604
Applied Systems Inc.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 09/06/24 (a)	1,070	1,077
Ascend Learning LLC
Term Loan B, 4.65%, (3M LIBOR + 3.00%), 06/29/24 (a)	224	225
Bright Bidco BV
Term Loan B, 5.15%, (3M LIBOR + 3.50%), 06/28/24 (a)	138	140
Term Loan B, 5.19%, (3M LIBOR + 3.50%), 06/28/24 (a)	656	665
Colorado Buyer Inc.
Term Loan B, 4.78%, (1M LIBOR + 3.00%), 03/15/24 (a)	—	—
Cvent Inc.
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.75%), 11/30/24 (a)	1,385	1,392
Flexential Intermediate Corp.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 07/24/24 (a)	1,627	1,631
Flexera Software LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/24/25 (a) (i)	70	70
1st Lien Term Loan, 4.87%, (3M LIBOR + 3.25%), 01/24/25 (a)	699	702
Kronos Inc.
Term Loan B, 4.88%, (3M LIBOR + 3.50%), 11/01/23 (a)	1,964	1,976
Marketo Inc.
1st Lien Term Loan, 5.04%, (3M LIBOR + 3.25%), 01/30/25 (a)	140	140
Mitchell International Inc.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.25%), 11/21/24 (a) (i)	95	95
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 11/21/24 (a)	1,175	1,175
2nd Lien Term Loan, 8.94%, (3M LIBOR + 7.25%), 12/01/25 (a)	400	402
Optiv Security Inc.
1st Lien Term Loan, 4.88%, (3M LIBOR + 3.25%), 01/27/24 (a)	770	743
Project Alpha Intermediate Holding Inc.
Term Loan B, 5.04%, (3M LIBOR + 3.50%), 04/26/24 (a)	1,394	1,375

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Quest Software US Holdings Inc.
Term Loan B, 7.27%, (3M LIBOR + 5.50%), 10/31/22 (a)	1,645	1,672
Radiate Holdco LLC
1st Lien Term Loan, 4.88%, (3M LIBOR + 3.00%), 12/09/23 (a)	1,141	1,134
Sirius Computer Solutions Inc.
Term Loan, 5.90%, (3M LIBOR + 4.25%), 10/30/22 (a)	866	873
Sophia LP
Term Loan B, 4.94%, (1M LIBOR + 3.25%), 09/30/22 (a)	1,267	1,270
		18,741
Materials 0.5%
Avantor Inc.
1st Lien Term Loan, 5.65%, (3M LIBOR + 4.00%), 09/22/24 (a)	639	645
BWAY Holding Co.
Term Loan B, 4.96%, (3M LIBOR + 3.25%), 04/03/24 (a)	174	174
Term Loan B, 7.00%, (3M LIBOR + 3.25%), 04/03/24 (a)	285	286
Forterra Finance LLC
Term Loan B, 0.00%, (1M LIBOR + 3.00%), 10/25/23 (a) (i)	140	129
Term Loan B, 4.65%, (1M LIBOR + 3.00%), 10/25/23 (a)	183	168
GrafTech Finance Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.50%), 02/01/25 (a)	1,095	1,095
Invictus U.S. LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 02/14/25 (a) (i)	140	141
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.13%, (3M LIBOR + 4.25%), 06/30/22 (a)	1,587	1,525
Kraton Polymers LLC
Term Loan, 4.21%, (3M LIBOR + 2.50%), 03/03/25 (a)	769	773
Phoenix Services International LLC
Term Loan, 5.41%, (3M LIBOR + 3.75%), 01/29/25 (a)	175	177
Prince Minerals Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 03/20/25 (a) (i)	70	70
Pro Mach Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/07/25 (a) (i)	315	315
Term Loan B, 5.03%, (3M LIBOR + 3.00%), 03/07/25 (a)	300	300
Reynolds Group Holdings Inc.
Term Loan, 4.40%, (3M LIBOR + 2.75%), 02/05/23 (a)	1,309	1,315
		7,113
Real Estate 0.0%
Capital Automotive LP
2nd Lien Term Loan, 7.88%, (3M LIBOR + 6.00%), 03/21/25 (a)	120	121
Telecommunication Services 0.7%
Avaya Inc.
Term Loan B, 6.54%, (3M LIBOR + 4.75%), 11/09/24 (a)	1,825	1,837
CenturyLink Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 01/15/25 (a)	1,112	1,093
Cincinnati Bell Inc.
Term Loan, 5.44%, (3M LIBOR + 3.75%), 10/02/24 (a)	1,345	1,353
Digicel International Finance Ltd.
Term Loan B, 5.52%, (3M LIBOR + 3.75%), 05/27/24 (a)	60	59
Greeneden US Holdings II LLC
Term Loan B, 5.19%, (3M LIBOR + 3.50%), 12/01/23 (a)	1,097	1,103
Intelsat Jackson Holdings SA
Term Loan B-3, 5.71%, (3M LIBOR + 3.75%), 11/27/23 (a)	2,045	2,045
	Shares/Par[1]	Value ($)
Securus Technologies Holdings Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 4.50%), 06/20/24 (a)	2,089	2,111
Telesat Canada
Term Loan B-4, 4.70%, (3M LIBOR + 3.00%), 11/17/23 (a)	715	717
		10,318
Total Senior Loan Interests (cost $124,277)		124,214
GOVERNMENT AND AGENCY OBLIGATIONS 14.9%
Collateralized Mortgage Obligations 3.6%
Federal Home Loan Mortgage Corp.
Series HA-4582, REMIC, 3.00%, 09/15/45	3,724	3,664
Series QA-4060, REMIC, 1.50%, 09/15/26	3,996	3,871
Series AN-4030, REMIC, 1.75%, 04/15/27	7,149	6,969
Series CD-4484, REMIC, 1.75%, 07/15/30	6,344	6,153
Series BA-4642, REMIC, 3.00%, 02/15/41	7,476	7,456
Series A-4734, REMIC, 3.00%, 07/15/42	6,762	6,715
Series FA-4125, REMIC, 2.13%, (1M US LIBOR + 0.35%), 11/15/42 (a)	5,278	5,263
Series LA-4738, REMIC, 3.00%, 11/15/43	6,866	6,787
Federal National Mortgage Association
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	5,389	5,311
		52,189
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (a)	12,976	669
Mortgage-Backed Securities 0.6%
Federal Home Loan Mortgage Corp.
3.50%, 09/01/32	9,275	9,463
Sovereign 2.2%
Banco del Estado de Chile
2.67%, 01/08/21 (b)	300	293
3.88%, 02/08/22	2,400	2,418
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	2,000	1,991
Chile Government International Bond
3.25%, 09/14/21	1,600	1,617
2.25%, 10/30/22	2,900	2,786
Costa Rica Government International Bond
10.00%, 08/01/20	400	444
Dominican Republic International Bond
7.50%, 05/06/21	1,400	1,494
Export-Import Bank of India
2.75%, 04/01/20	300	296
3.13%, 07/20/21	2,000	1,976
2.89%, (3M US LIBOR + 1.00%), 08/21/22 (a)	500	499
Indonesia Government International Bond
4.88%, 05/05/21	2,500	2,606
3.70%, 01/08/22	1,200	1,202
3.70%, 01/08/22 (b)	200	200
Israel Electric Corp. Ltd.
5.63%, 06/21/18	500	503
Israel Government International Bond
4.00%, 06/30/22	2,200	2,287
Mexico Government International Bond
3.63%, 03/15/22	900	915
Panama Government International Bond
5.20%, 01/30/20	1,300	1,356
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19	200	206
Poland Government International Bond
5.13%, 04/21/21	1,000	1,063
Republic of Philippines
4.00%, 01/15/21	4,200	4,296
Wakala Global Sukuk Bhd
4.65%, 07/06/21	2,900	3,049
		31,497
Treasury Inflation Indexed Securities 2.5%
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/18 (j)	36,610	36,970

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
U.S. Treasury Securities 6.0%
U.S. Treasury Note
2.00%, 08/31/21 (k)	35,750	35,208
2.13%, 09/30/21	42,950	42,460
1.88%, 01/31/22	10,300	10,065
		87,733
Total Government And Agency Obligations (cost $222,153)		218,521
SHORT TERM INVESTMENTS 18.0%
Investment Companies 9.6%
JNL Government Money Market Fund - Institutional Class, 1.55% (l) (m)	141,249	141,249
Treasury Securities 8.4%
U.S. Treasury Bill
1.26%, 04/19/18 (n)	17,600	17,586
1.59%, 05/17/18 (n)	25,200	25,146
1.47%, 06/07/18 (n)	30,300	30,208
1.80%, 08/16/18 (n)	50,700	50,350
		123,290
Total Short Term Investments (cost $264,548)		264,539
Total Investments 100.4% (cost $1,478,922)		1,472,568
Other Derivative Instruments (0.4)%		(5,695)
Other Assets and Liabilities, Net (0.0)%		(463)
Total Net Assets 100.0%		1,466,410

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $527,367 and 36.0%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(n) The coupon rate represents the yield to maturity.

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	04/04/18	2,100	—	(85)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	04/04/18	1,200	—	(32)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	09/21/18	100,000	—	(3,619)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	06/22/18	50,000	—	(1,058)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	07/20/18	100,000	—	89
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	04/20/18	50,000	—	1,711
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	04/04/18	3,100	—	(124)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	04/20/18	50,000	—	1,702
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	08/09/18	100,000	—	40
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	04/04/18	500	—	(13)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	05/09/18	900	—	—
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	04/04/18	600	—	(26)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	04/04/18	1,100	—	(23)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	08/24/18	100,000	—	(5,359)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	06/22/18	50,000	—	524
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	04/04/18	2,800	—	(13)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	05/25/18	100,000	—	2,843
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.47%	04/04/18	10,000	—	4
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	06/07/18	100,000	—	2,653
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	04/05/18	100,000	—	3,916
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	05/24/18	100,000	—	(3,288)
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	05/10/18	50,000	—	1,711
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	06/21/18	100,000	—	(1,788)
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	07/12/18	100,000	—	1,038
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	07/19/18	100,000	—	(3,264)
Shiller Barclays CAPE US Sector Index (E) ‡	CIB	Fixed Rate of 0.45%	06/06/18	50,000	—	(1,910)
Shiller Barclays CAPE US Sector Index (E) ‡	CIB	Fixed Rate of 0.45%	06/06/18	50,000	—	(1,324)
					—	(5,695)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/21/en/indices/details.app;ticker=BXIICSEU;tab=constituents.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/FPA + DoubleLine Flexible Allocation Fund
COMMON STOCKS 60.3%
Consumer Discretionary 8.1%
Expedia Inc.	309	34,169
Media Group Holdings LLC (a) (b) (c) (d) (e)	33,207	1,027
Naspers Ltd. - Class N	394	97,501
WPP Plc	2,021	32,124
		164,821
Consumer Staples 0.7%
Unilever NV - CVA	237	13,332
Energy 2.5%
Gazprom OAO Via Gaz Capital SA - ADR	1,713	8,381
Kinder Morgan Inc.	1,550	23,350
Lukoil PJSC - ADR	196	13,606
Occidental Petroleum Corp.	15	965
Rosneft OAO - GDR	771	4,229
		50,531
Financials 16.6%
Ally Financial Inc.	1,116	30,299
American Express Co.	231	21,502
American International Group Inc. (f)	1,268	69,011
Aon Plc - Class A (f)	445	62,479
Bank of America Corp. (f)	2,154	64,606
Citigroup Inc.	709	47,867
Groupe Bruxelles Lambert SA (d)	385	44,036
		339,800
Health Care 3.4%
Mylan NV (a) (f)	1,002	41,257
Thermo Fisher Scientific Inc.	141	29,058
		70,315
Industrials 6.0%
Arconic Inc.	2,055	47,350
Jardine Strategic Holdings Ltd.	279	10,737
United Technologies Corp. (f)	509	64,059
		122,146
Information Technology 21.3%
Alphabet Inc. - Class A (a)	33	33,760
Alphabet Inc. - Class C (a)	33	33,801
Analog Devices Inc. (f)	462	42,137
Baidu.com - Class A - ADR (a)	213	47,596
Cisco Systems Inc. (f)	780	33,472
Facebook Inc. - Class A (a)	189	30,165
Microsoft Corp. (f)	745	67,992
Oracle Corp. (f)	1,833	83,839
QUALCOMM Inc.	184	10,209
TE Connectivity Ltd.	529	52,810
		435,781
Materials 0.8%
Alcoa Corp. (a) (f)	123	5,551
MMC Norilsk Nickel - ADR	591	11,020
		16,571
Utilities 0.9%
PG&E Corp.	421	18,488
Total Common Stocks (cost $1,061,178)		1,231,785
PREFERRED STOCKS 0.9%
Consumer Discretionary 0.9%
Porsche Automobil Holding SE (g)	211	17,510
Total Preferred Stocks (cost $12,164)		17,510
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.2%
A10 Securitization LLC
Series 2016-A1-1, 2.42%, 03/15/35 (h)	195	194
Agate Bay Mortgage Trust
Series 2015-A3-6, REMIC, 3.50%, 11/25/35 (h) (i)	5,613	5,567
AIMCO CLO Corp.
Series 2014-AR-AA, 2.84%, (3M US LIBOR + 1.10%), 07/20/26 (h) (i)	3,000	3,001
ALM XIX LLC
Series 2016-A1-19A, 3.27%, (3M US LIBOR + 1.55%), 07/15/28 (h) (i)	5,000	5,031
	Shares/Par[1]	Value ($)
Series 2016-A2-19A, 3.92%, (3M US LIBOR + 2.20%), 07/15/28 (h) (i)	5,000	5,036
Anchorage Capital CLO Ltd.
Series 2012-A2R-1A, 3.82%, (3M US LIBOR + 2.10%), 01/13/27 (h) (i)	5,000	5,001
Arcadia Receivables Credit Trust
Series 2017-A-1, 3.25%, 06/15/23 (h)	2,984	2,994
Atlas Senior Loan Fund IV Ltd.
Series 2013-A1LR-2A, 2.82%, (3M US LIBOR + 0.98%), 02/17/26 (h) (i)	4,000	4,001
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 4.83%, (1M US LIBOR + 3.05%), 12/15/19 (h) (i)	949	939
Avant Loans Funding Trust
Series 2017-A-A, 2.41%, 03/15/21 (h)	359	358
Babson CLO Ltd.
Series 2014-AR-3A, 3.04%, (3M US LIBOR + 1.32%), 01/15/26 (h) (i)	2,000	2,001
Banc of America Commercial Mortgage Trust
Interest Only, Series 2016-XA-UB10, REMIC, 1.99%, 06/15/49 (i)	9,547	978
Bank of America Merrill Lynch Commercial Mortgage Trust
Interest Only, Series 2017-XA, REMIC, 0.88%, 07/15/60 (i)	15,462	915
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 2.50%, (1M US LIBOR + 0.72%), 03/15/20 (h) (i)	918	913
BBCMS Trust
Series 2017-C-DELC, REMIC, 2.98%, (1M US LIBOR + 1.20%), 08/15/19 (h) (i)	194	193
Series 2017-D-DELC, REMIC, 3.48%, (1M US LIBOR + 1.70%), 08/15/19 (h) (i)	221	220
Series 2017-E-DELC, REMIC, 4.28%, (1M US LIBOR + 2.50%), 08/15/19 (h) (i)	463	462
Series 2017-F-DELC, REMIC, 5.28%, (1M US LIBOR + 3.50%), 08/15/19 (h) (i)	444	446
Series 2014-E-BXO, REMIC, 4.34%, (1M US LIBOR + 2.56%), 08/15/27 (h) (i)	1,094	1,096
Interest Only, Series 2017-XA-C1, REMIC, 1.52%, 02/15/50 (i)	10,003	1,005
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 3.54%, 07/25/36 (i)	8,719	8,046
Benefit Street Partners CLO III Ltd.
Series 2013-A1R-IIIA, 2.99%, (3M US LIBOR + 1.25%), 01/20/31 (h) (i)	1,000	1,008
BSPRT Ltd.
Series 2017-A-FL2, 2.60%, (1M US LIBOR + 0.82%), 10/01/34 (h) (i)	375	375
Series 2017-AS-FL2, 2.88%, (1M US LIBOR + 1.10%), 10/01/34 (h) (i)	131	131
Series 2017-B-FL2, 3.18%, (1M US LIBOR + 1.40%), 10/01/34 (h) (i)	131	131
BX Trust
Series 2017-D-SLCT, 3.83%, (1M US LIBOR + 2.05%), 07/15/19 (h) (i)	371	370
Series 2017-E-SLCT, 4.93%, (1M US LIBOR + 3.15%), 07/15/19 (h) (i)	610	610
CFCRE Commercial Mortgage Trust
Interest Only, Series 2017-XB-C8, 0.96%, 06/15/50 (i)	4,001	296
Interest Only, Series 2017-XA-C8, 1.67%, 06/15/50 (i)	11,065	1,160
Interest Only, Series 2016-XA-C4, REMIC, 1.75%, 05/10/58 (i)	9,925	1,021
CFIP CLO Ltd.
Series 2014-AR-1A, 3.04%, (3M US LIBOR + 1.32%), 07/13/29 (h) (i)	1,000	1,007
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 3.63%, (1M US LIBOR + 1.85%), 11/15/31 (h) (i)	247	246
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 4.78%, (1M US LIBOR + 3.00%), 11/15/19 (h) (i)	621	621
Series 2017-F-CSMO, REMIC, 5.52%, (1M US LIBOR + 3.74%), 11/15/19 (h) (i)	331	331

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Citigroup Commercial Mortgage Trust
Interest Only, Series 2016-XA-GC36, REMIC, 1.36%, 02/10/49 (i)	3,217	245
Citigroup Mortgage Loan Trust Inc.
Series 2007-1A1A-AR8, REMIC, 3.60%, 08/25/37 (i)	2,406	2,248
CLNS Trust
Series 2017-D-IKPR, 3.79%, (1M US LIBOR + 2.05%), 06/11/22 (h) (i)	654	653
Series 2017-E-IKPR, 5.24%, (1M US LIBOR + 3.50%), 06/11/22 (h) (i)	654	655
CLUB Credit Trust
Series 2018-A-NP1, 2.99%, 03/15/19 (h)	1,000	1,000
Cold Storage Trust
Series 2017-A-ICE3, 2.78%, (1M US LIBOR + 1.00%), 04/15/24 (h) (i)	542	543
Series 2017-C-ICE3, 3.13%, (1M US LIBOR + 1.35%), 04/15/24 (h) (i)	661	661
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 4.13%, (1M US LIBOR + 2.35%), 12/17/18 (h) (i)	1,000	1,009
COLT Mortgage Loan Trust
Series 2017-A3-1, 3.07%, 05/27/47 (h) (i)	2,595	2,548
COMM Mortgage Trust
Interest Only, Series 2013-XA-LC6, REMIC, 1.42%, 01/10/23 (i)	13,860	759
Interest Only, Series 2013-XA-CR9, REMIC, 0.15%, 07/10/45 (i)	67,383	353
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.28%, 10/10/46 (i)	6,822	327
Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.33%, 04/10/27 (i)	5,283	458
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.20%, 02/15/41 (h) (i)	187	188
Credit Suisse Mortgage Trust
Series 2017-B-HD, 3.13%, (1M US LIBOR + 1.35%), 02/15/20 (h) (i)	341	341
Series 2017-C-HD, 3.48%, (1M US LIBOR + 1.70%), 02/15/20 (h) (i)	164	164
Series 2017-D-HD, 4.28%, (1M US LIBOR + 2.50%), 02/15/20 (h) (i)	353	353
Series 2017-C-LSTK, REMIC, 3.23%, 04/05/21 (h)	310	307
Series 2017-D-LSTK, REMIC, 3.33%, 04/05/21 (h) (i)	369	361
Series 2017-E-LSTK, REMIC, 3.33%, 04/05/21 (h) (i)	340	331
Interest Only, Series 2017-XB-LSTK, REMIC, 0.21%, 04/05/33 (h) (i)	1,967	10
Interest Only, Series 2017-XA-LSTK, REMIC, 0.57%, 04/05/33 (h) (i)	5,407	67
CSAIL Commercial Mortgage Trust
Interest Only, Series 2016-XA-C6, REMIC, 1.81%, 01/15/49 (i)	13,291	1,331
Interest Only, Series 2017-XA-CX9, REMIC, 0.90%, 08/15/27 (i)	18,867	934
Interest Only, Series 2017-XA-C8, REMIC, 1.26%, 06/15/50 (i)	11,522	882
CSMC Trust
Series 2017-D-CHOP, REMIC, 3.68%, (1M US LIBOR + 1.90%), 07/15/32 (h) (i)	986	985
Cutwater Ltd.
Series 2014-A1AR-1A, 2.97%, (3M US LIBOR + 1.25%), 07/15/26 (h) (i)	3,000	3,001
CVP CLO Ltd.
Series 2017-A-1A, 3.08%, (3M US LIBOR + 1.34%), 07/20/30 (h) (i)	1,000	1,019
Earnest Student Loan Program LLC
Series 2016-A2-B, 3.02%, 05/25/34 (h)	4,191	4,141
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (h) (i)	9,782	9,726
FREMF Mortgage Trust
Series 2016-B-KF22, REMIC, 6.72%, (1M US LIBOR + 5.05%), 07/25/23 (h) (i)	716	762
	Shares/Par[1]	Value ($)
GMAC Commercial Mortgage Securities Inc.
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (h) (i)	1,087	1,061
Great Wolf Trust
Series 2017-D-WOLF, 3.88%, (1M US LIBOR + 2.10%), 09/15/19 (h) (i)	302	302
Series 2017-E-WOLF, 4.88%, (1M US LIBOR + 3.10%), 09/15/19 (h) (i)	468	469
Series 2017-F-WOLF, 5.85%, (1M US LIBOR + 4.07%), 09/15/19 (h) (i)	249	250
GS Mortgage Securities Corp. II
Interest Only, Series 2017-XA-GS8, 0.98%, 11/10/50 (i)	12,589	916
GS Mortgage Securities Trust
Series 2017-E-500K, 3.28%, (1M US LIBOR + 1.50%), 07/15/19 (h) (i)	462	462
Series 2017-F-500K, 3.58%, (1M US LIBOR + 1.80%), 07/15/19 (h) (i)	317	317
Series 2017-G-500K, 4.28%, (1M US LIBOR + 2.50%), 07/15/19 (h) (i)	202	202
Interest Only, Series 2016-XA-GS3, 1.27%, 10/10/49 (i)	10,759	835
Interest Only, Series 2017-XA-GS6, 1.05%, 05/10/50 (i)	15,174	1,174
Interest Only, Series 2013-XA-GC10, REMIC, 1.55%, 02/10/46 (i)	13,345	772
Interest Only, Series 2016-XA-GS2, REMIC, 1.67%, 05/10/49 (i)	13,978	1,310
Series 2013-A2-GC14, REMIC, 3.00%, 08/10/18	1,466	1,467
Interest Only, Series 2017-C-2, REMIC, 1.14%, 08/10/50 (i)	11,544	935
Invitation Homes Trust
Series 2015-A-SFR3, REMIC, 3.08%, (1M US LIBOR + 1.30%), 08/17/32 (h) (i)	1,415	1,416
Jamestown CLO III Ltd.
Series 2013-A1AR-3A, 2.86%, (3M US LIBOR + 1.14%), 01/15/26 (h) (i)	2,000	2,000
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 2.41%, (3M US LIBOR + 0.69%), 07/15/26 (h) (i)	4,000	4,000
JPMBB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.70%, 06/15/49 (i)	18,551	1,631
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 3.93%, (1M US LIBOR + 2.15%), 10/15/22 (h) (i)	586	584
Series 2016-C-ASH, 4.53%, (1M US LIBOR + 2.75%), 10/15/22 (h) (i)	331	330
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-LD11, REMIC, 5.95%, 06/15/49 (i)	307	312
Series 2017-C-MAUI, REMIC, 2.97%, (1M US LIBOR + 1.25%), 07/15/19 (h) (i)	254	254
Series 2017-D-MAUI, REMIC, 3.67%, (1M US LIBOR + 1.95%), 07/15/19 (h) (i)	238	238
Series 2017-E-MAUI, REMIC, 4.67%, (1M US LIBOR + 2.95%), 07/15/19 (h) (i)	211	211
Series 2017-F-MAUI, REMIC, 5.47%, (1M US LIBOR + 3.75%), 07/15/19 (h) (i)	297	298
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,138	1,135
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (i)	394	394
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (h)	1,022	1,016
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (h)	7,000	7,130
KVK CLO Ltd.
Series 2015-AR-1A, 2.69%, (3M US LIBOR + 1.25%), 05/20/27 (h) (i)	5,000	5,023
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.86%, 11/14/19 (h) (i)	1,018	1,006
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (h)	4,000	3,972

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.23%, 03/10/50 (h) (i)	7,646	373
Midocean Credit CLO VII
Series 2017-A1-7A, 3.04%, (3M US LIBOR + 1.32%), 07/15/29 (h) (i)	4,000	4,027
Mill City Mortgage Loan Trust
Series 2017-A1-1, REMIC, 2.75%, 11/25/58 (h) (i)	4,049	4,012
Milos CLO Ltd.
Series 2017-A-1A, 2.99%, (3M US LIBOR + 1.25%), 10/20/30 (h) (i)	4,000	4,026
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.12%, 12/15/47 (i)	24,618	1,105
Interest Only, Series 2014-LNCX-C19, REMIC, 0.60%, 12/15/46 (h)	24,983	879
Interest Only, Series 2016-XA-C32, REMIC, 0.77%, 12/15/49 (i)	3,050	151
Morgan Stanley Capital I Trust
Series 2017-A-PRME, REMIC, 2.68%, (1M US LIBOR + 0.90%), 02/15/19 (h) (i)	501	500
Octagon Investment Partners XXVII Ltd.
Series 2016-D-1A, 6.47%, (3M US LIBOR + 4.75%), 07/15/27 (h) (i)	1,000	1,006
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (h)	1,990	1,986
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (h)	2,000	1,999
Pretium Mortgage Credit Partners I LLC
Series 2017-A1-NPL1, REMIC, 3.50%, 04/29/31 (h) (j)	2,931	2,932
PRPM LLC
Series 2017-2, 3.47%, 09/25/22 (h) (j)	8,775	8,775
RAIT Trust
Series 2016-A-FL6, 3.20%, (1M US LIBOR + 1.45%), 02/13/19 (h) (i)	160	159
Series 2017-A-FL7, 2.73%, (1M US LIBOR + 0.95%), 06/15/37 (h) (i)	760	760
Series 2017-AS-FL7, 3.08%, (1M US LIBOR + 1.30%), 06/15/37 (h) (i)	214	214
RCO Trust
Series 2017-A-INV1, REMIC, 3.20%, 11/25/52 (h) (i)	6,430	6,452
Series 2017-M1-INV1, REMIC, 3.90%, 11/25/52 (h) (i)	3,637	3,649
Rockford Tower CLO Ltd.
Series 2017-A-2A, 2.99%, (3M US LIBOR + 1.27%), 10/15/29 (h) (i)	2,000	2,017
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 2.54%, (1M US LIBOR + 0.95%), 06/15/33 (h) (i)	493	494
Series 2017-B-ROSS, 2.84%, (1M US LIBOR + 1.25%), 06/15/33 (h) (i)	493	491
SCF Equipment Leasing LLC
Series 2017-A-1A, 3.77%, 01/20/23 (h)	1,440	1,435
Sequoia Mortgage Trust
Series 2013-A2-6, REMIC, 3.00%, 05/25/43 (i)	2,298	2,217
SG Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C5, REMIC, 2.01%, 10/10/48 (i)	7,635	875
SLM Private Credit Student Loan Trust
Series 2006-A5-A, 2.41%, (3M US LIBOR + 0.29%), 06/15/39 (i)	489	480
Sofi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 11/25/19 (h)	1,291	1,284
Series 2017-A1-6, 2.20%, 12/25/19 (h)	1,908	1,899
Series 2016-A-3, 3.05%, 05/25/21 (h)	988	987
Series 2017-A-3, 2.77%, 01/25/22 (h)	1,331	1,321
Series 2017-A2-6, 2.82%, 01/25/22 (h)	2,500	2,472
Series 2017-A2-5, 2.78%, 03/25/22 (h)	1,000	985
Series 2017-A-1, 3.28%, 01/26/26 (h)	1,680	1,683
Sofi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 03/25/20 (h)	1,405	1,400
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (h)	2,977	2,973
	Shares/Par[1]	Value ($)
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (h)	3,531	3,535
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.15%, (3M US LIBOR + 1.26%), 05/21/29 (h) (i)	2,388	2,404
Sutherland Commercial Mortgage Loans LLC
Series 2015-A-SBC4, 4.00%, 06/25/39 (h)	189	190
TCI-Cent CLO Ltd.
Series 2016-A2-1A, 3.96%, (3M US LIBOR + 2.20%), 12/21/29 (h) (i)	1,500	1,511
TCI-Flatiron CLO Ltd.
Series 2016-B-1A, 3.93%, (3M US LIBOR + 2.25%), 07/17/28 (h) (i)	2,500	2,517
Series 2016-C-1A, 4.78%, (3M US LIBOR + 3.05%), 07/17/28 (h) (i)	2,500	2,527
Textainer Marine Containers V Ltd.
Series 2017-A-1A, 3.72%, 01/20/26 (h)	2,293	2,289
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 3.37%, (3M US LIBOR + 1.65%), 07/15/28 (h) (i)	4,000	4,012
Series 2016-B-1A, 4.07%, (3M US LIBOR + 2.35%), 07/15/28 (h) (i)	5,000	5,023
Series 2014-AR-2A, 2.86%, (3M US LIBOR + 1.14%), 01/15/31 (h) (i)	2,500	2,519
TPG Real Estate Finance Issuer Ltd.
Series 2018-A-FL1, 2.54%, (1M US LIBOR + 0.75%), 10/15/19 (h) (i)	850	850
Series 2018-AS-FL1, 2.74%, (1M US LIBOR + 0.95%), 11/15/19 (h) (i)	1,615	1,616
Series 2018-B-FL1, 3.09%, (1M US LIBOR + 1.30%), 02/15/20 (h) (i)	680	690
UBS Commercial Mortgage Trust
Interest Only, Series 2012-XA-C1, REMIC, 2.08%, 05/10/45 (h) (i)	7,861	536
Interest Only, Series 2017-XA-C1, REMIC, 1.61%, 06/15/50 (i)	8,213	878
Venture VIII CDO Ltd.
Series 2007-B-8A, 2.16%, (3M US LIBOR + 0.42%), 07/22/21 (h) (i)	1,000	998
Venture XX CLO Ltd.
Series 2015-AR-20A, 2.54%, (3M US LIBOR + 0.82%), 04/15/27 (h) (i)	2,000	2,000
Venture XXIX CDO Ltd.
Series 2017-A-29A, 3.12%, (3M US LIBOR + 1.28%), 09/15/30 (h) (i)	2,000	2,015
VOLT LIV LLC
Series 2017-A1-NPL1, 3.50%, 02/25/47 (h) (j)	2,397	2,397
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (h) (j)	7,284	7,286
Voya CLO Ltd.
Series 2014-A1R-4A, 2.67%, (3M US LIBOR + 0.95%), 10/14/26 (h) (i)	5,000	5,001
Wachovia Bank Commercial Mortgage Trust
Series 2007-AJ-C30, REMIC, 5.41%, 12/15/43 (i)	289	292
Series 2006-AJ-C28, REMIC, 5.63%, 10/15/48 (i)	369	373
Wells Fargo Commercial Mortgage Trust
Series 2016-C-C34, REMIC, 5.03%, 05/15/49 (i)	1,245	1,266
Interest Only, Series 2016-XA-LC24, REMIC, 1.73%, 10/15/49 (i)	8,239	865
Interest Only, Series 2017-XA-RB1, REMIC, 1.28%, 03/15/50 (i)	4,178	372
Interest Only, Series 2015-XA-LC22, REMIC, 0.89%, 09/15/58 (i)	17,363	842
Westlake Automobile Receivables Trust
Series 2016-C-3A, 2.46%, 01/18/22 (h)	5,000	4,972
Series 2017-C-2A, 2.59%, 12/15/22 (h)	5,000	4,942
WinWater Mortgage Loan Trust
Series 2016-2A3-1, REMIC, 3.00%, 12/20/30 (h) (i)	6,110	5,870
Total Non-U.S. Government Agency Asset-Backed Securities (cost $270,059)		270,094
CORPORATE BONDS AND NOTES 8.2%
Consumer Discretionary 0.4%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (h)	555	528
Amazon.com Inc.
2.60%, 12/05/19	1,550	1,550

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
CCO Holdings LLC
4.00%, 03/01/23 (h)	140	134
5.13%, 05/01/23 (h)	290	290
CRC Escrow Issuer LLC
5.25%, 10/15/25 (h)	605	580
LTF Merger Sub Inc.
8.50%, 06/15/23 (h)	545	570
NCL Corp. Ltd.
4.75%, 12/15/21 (h)	600	606
Newell Rubbermaid Inc.
2.60%, 03/29/19 (k)	299	298
3.15%, 04/01/21 (k)	1,500	1,487
Outfront Media Capital LLC
5.25%, 02/15/22	280	285
Penske Automotive Group Inc.
3.75%, 08/15/20	585	582
Scientific Games International Inc.
5.00%, 10/15/25 (h)	290	284
Sirius XM Radio Inc.
3.88%, 08/01/22 (h)	260	250
5.38%, 07/15/26 (h)	225	222
Tempur Sealy International Inc.
5.63%, 10/15/23	580	582
Tribune Media Co.
5.88%, 07/15/22	555	563
		8,811
Consumer Staples 0.6%
B&G Foods Inc.
5.25%, 04/01/25	560	522
BAT Capital Corp.
2.30%, 08/14/20 (h)	930	912
CK Hutchison International 17 Ltd.
2.88%, 04/05/22 (h)	1,800	1,767
CVS Health Corp.
2.80%, 07/20/20	1,805	1,792
General Mills Inc.
2.20%, 10/21/19	1,605	1,584
Grupo Bimbo SAB de CV
4.88%, 06/30/20	1,000	1,035
JBS USA LLC
7.25%, 06/01/21 (h)	585	592
Kroger Co.
6.15%, 01/15/20	1,423	1,500
Molson Coors Brewing Co.
1.45%, 07/15/19	1,304	1,280
Pilgrim's Pride Corp.
5.75%, 03/15/25 (h)	570	554
Post Holdings Inc.
5.50%, 03/01/25 (h)	585	582
Reynolds American Inc.
3.25%, 06/12/20	1,063	1,064
		13,184
Energy 1.1%
Aker BP ASA
5.88%, 03/31/25 (h)	200	202
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22 (l)	1,700	1,756
BP Capital Markets Plc
1.68%, 05/03/19	1,643	1,626
1.77%, 09/19/19	155	153
Cheniere Energy Partners LP
5.25%, 10/01/25 (h)	300	296
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (h)	1,120	1,120
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (h)	400	404
Ecopetrol SA
7.63%, 07/23/19	50	53
Energy Transfer Equity LP
4.25%, 03/15/23	570	553
Enterprise Products Operating LLC
2.80%, 02/15/21	485	480
EQT Corp.
2.50%, 10/01/20	1,820	1,780
	Shares/Par[1]	Value ($)
Gulfport Energy Corp.
6.38%, 05/15/25	450	433
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,300	1,380
Kinder Morgan Inc.
3.05%, 12/01/19	1,812	1,807
ONGC Videsh Ltd.
3.25%, 07/15/19	800	799
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22 (l)	900	870
Petronas Capital Ltd.
3.13%, 03/18/22 (l)	1,900	1,884
QEP Resources Inc.
5.25%, 05/01/23	440	424
Reliance Holding USA Inc.
4.50%, 10/19/20	1,200	1,229
5.40%, 02/14/22	650	685
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	1,300	1,280
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (h)	600	587
Sunoco LP
4.88%, 01/15/23 (h)	590	570
TerraForm Power Operating LLC
4.25%, 01/31/23 (h)	585	563
Transocean Proteus Ltd.
6.25%, 12/01/24 (h)	558	569
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	800	808
		22,311
Financials 3.4%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	1,600	1,647
Agromercantil Senior Trust
6.25%, 04/10/19	525	534
Altice US Finance I Corp.
5.38%, 07/15/23 (h)	575	582
American Express Co.
2.61%, (3M US LIBOR + 0.65%), 02/27/23 (i)	1,915	1,909
Banco de Credito del Peru
5.38%, 09/16/20 (l)	140	147
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	900	944
Banco Santander Chile
2.50%, 12/15/20 (h)	150	146
3.88%, 09/20/22 (l)	690	694
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24 (i)	1,700	1,734
Banistmo SA
3.65%, 09/19/22 (h)	200	191
Bank of America Corp.
2.81%, (3M US LIBOR + 0.79%), 03/05/24 (i)	930	925
Bank of Nova Scotia
2.15%, 07/14/20	885	869
Barclays Bank Plc
2.65%, 01/11/21	1,820	1,796
BDO Unibank Inc.
2.63%, 10/24/21	750	729
2.95%, 03/06/23	1,050	1,009
BNP Paribas SA
5.00%, 01/15/21	910	957
Capital One Financial Corp.
2.40%, 10/30/20	1,945	1,903
Caterpillar Financial Services Corp.
1.70%, 06/16/18	760	759
2.10%, 01/10/20	990	978
Citigroup Inc.
2.05%, 12/07/18	1,360	1,356
2.71%, (3M US LIBOR + 0.96%), 04/25/22 (i)	1,070	1,075
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	600	606
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,300	1,285

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
CNPC General Capital Ltd.
3.95%, 04/19/22	1,800	1,830
Commonwealth Bank of Australia
2.25%, 03/10/20 (h)	1,490	1,468
2.05%, 09/18/20 (h)	480	468
Daimler Finance North America LLC
2.25%, 03/02/20 (h)	805	792
2.30%, 02/12/21 (h)	1,055	1,030
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (m)	1,300	1,256
Fondo Mivivienda SA
3.50%, 01/31/23	250	244
3.50%, 01/31/23 (h)	500	489
General Motors Financial Co. Inc.
2.65%, 04/13/20 (l)	1,460	1,442
3.20%, 07/06/21	355	352
Global Bank Corp.
5.13%, 10/30/19 (l)	200	204
4.50%, 10/20/21 (h)	400	402
4.50%, 10/20/21 (l)	800	804
Goldman Sachs Group Inc.
2.90%, 07/19/18	730	731
2.30%, 12/13/19	1,085	1,074
Guanay Finance Ltd.
6.00%, 12/15/20	763	779
Icahn Enterprises LP
6.25%, 02/01/22	610	622
Itau CorpBanca
3.88%, 09/22/19	200	202
JPMorgan Chase & Co.
2.25%, 01/23/20	1,990	1,966
Level 3 Financing Inc.
5.38%, 08/15/22	585	586
Malayan Banking Bhd
3.91%, 10/29/26 (i)	800	802
Mizuho Financial Group Inc.
2.81%, (3M US LIBOR + 0.79%), 03/05/23 (i)	1,760	1,757
Morgan Stanley
2.67%, (3M US LIBOR + 0.93%), 07/22/22 (i)	2,060	2,069
MUFG Americas Holdings Corp.
2.25%, 02/10/20	1,800	1,772
Navient Corp.
6.50%, 06/15/22	420	434
Nexstar Escrow Corp.
5.63%, 08/01/24 (h)	270	265
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (i)	2,000	2,016
Peabody Securities Finance Corp.
6.00%, 03/31/22 (h)	690	707
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (n)	2,500	2,162
PNC Bank NA
2.45%, 11/05/20	740	730
PNC Funding Corp.
4.38%, 08/11/20	1,020	1,048
Prudential Financial Inc.
7.38%, 06/15/19	1,470	1,548
Santander UK Plc
2.50%, 01/05/21	1,865	1,834
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	1,040	1,023
SPARC EM Ltd.
0.00%, 12/05/22 (n)	700	630
0.00%, 12/05/22 (h) (n)	800	720
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	1,870	1,805
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (h)	1,075	1,073
UBS AG
2.45%, 12/01/20 (h)	1,785	1,753
Union Bank of the Philippines
3.37%, 11/29/22	300	292
United Overseas Bank Ltd.
3.50%, 09/16/26 (i)	1,700	1,682
2.88%, 03/08/27 (i)	200	193
	Shares/Par[1]	Value ($)
Wells Fargo & Co.
2.15%, 01/30/20	165	162
Wells Fargo Bank NA
2.60%, 01/15/21	1,665	1,642
Westpac Banking Corp.
1.95%, 11/23/18	635	632
1.60%, 08/19/19	1,060	1,043
		69,310
Health Care 0.8%
Amgen Inc.
2.20%, 05/11/20	2,005	1,973
Anthem Inc.
2.50%, 11/21/20	675	663
AstraZeneca Plc
2.38%, 11/16/20	1,910	1,879
Avantor Inc.
6.00%, 10/01/24 (h)	430	428
Cardinal Health Inc.
1.95%, 06/14/19	2,005	1,983
Celgene Corp.
2.88%, 08/15/20	1,815	1,807
Centene Corp.
4.75%, 01/15/25	565	551
HCA Inc.
4.25%, 10/15/19	705	711
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (h)	460	489
McKesson Corp.
2.28%, 03/15/19	1,360	1,356
Quintiles Transnational Corp.
4.88%, 05/15/23 (h)	673	687
Select Medical Corp.
6.38%, 06/01/21	430	438
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/24 (h) (l)	600	583
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	180	182
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (h)	545	563
WellCare Health Plans Inc.
5.25%, 04/01/25 (l)	415	417
WellPoint Inc.
2.30%, 07/15/18	1,150	1,149
		15,859
Industrials 0.4%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	1,000	994
Aircastle Ltd.
5.00%, 04/01/23	200	206
Cintas Corp. No. 2
2.90%, 04/01/22	1,755	1,726
Northrop Grumman Corp.
2.08%, 10/15/20	1,830	1,789
Prime Security Services Borrower LLC
9.25%, 05/15/23 (h)	332	360
PSA International Pte Ltd.
4.63%, 09/11/19	1,100	1,128
United Technologies Corp.
1.50%, 11/01/19	1,120	1,098
1.90%, 05/04/20	1,215	1,191
		8,492
Information Technology 0.2%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	200	199
3.13%, 11/28/21	500	498
Analog Devices Inc.
2.95%, 01/12/21	820	818
First Data Corp.
5.75%, 01/15/24 (h)	445	449
Tencent Holdings Ltd.
3.38%, 05/02/19	200	201
2.88%, 02/11/20 (l)	1,300	1,297
		3,462

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Materials 0.3%
BWAY Holding Co.
5.50%, 04/15/24 (h)	580	583
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	100	103
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (h)	400	398
Inversiones CMPC SA
4.50%, 04/25/22 (l)	1,650	1,696
Plastipak Holdings Inc.
6.25%, 10/15/25 (h)	300	300
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (h)	595	601
Sherwin-Williams Co.
2.25%, 05/15/20	1,810	1,780
UPL Corp. Ltd.
3.25%, 10/13/21	400	392
		5,853
Real Estate 0.2%
Boston Properties LP
5.88%, 10/15/19	1,150	1,195
ESH Hospitality Inc.
5.25%, 05/01/25 (h)	670	651
Kennedy-Wilson Inc.
5.88%, 04/01/24 (h)	225	222
SBA Communications Corp.
4.00%, 10/01/22 (h)	610	584
Simon Property Group LP
2.20%, 02/01/19	675	673
		3,325
Telecommunication Services 0.5%
America Movil SAB de CV
3.13%, 07/16/22	1,500	1,478
AT&T Inc.
2.80%, 02/17/21	1,795	1,776
Axiata Group Bhd
3.47%, 11/19/20	1,700	1,702
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	400	408
Cincinnati Bell Inc.
7.00%, 07/15/24 (h)	285	257
CommScope Inc.
5.00%, 06/15/21 (h)	445	451
Digicel Group Ltd.
8.25%, 09/30/20	400	344
Orange SA
2.75%, 02/06/19	1,530	1,530
1.63%, 11/03/19	125	122
Sprint Corp.
7.13%, 06/15/24	435	424
Telefonica Chile SA
3.88%, 10/12/22	1,500	1,501
		9,993
Utilities 0.3%
AES Corp.
4.50%, 03/15/23	285	290
American Electric Power Co. Inc.
2.15%, 11/13/20	345	338
Calpine Corp.
5.75%, 01/15/25 (l)	315	288
Consolidated Edison Inc.
2.00%, 03/15/20 - 05/15/21	1,820	1,780
E.CL SA
5.63%, 01/15/21	500	526
NextEra Energy Partners LP
4.25%, 09/15/24 (h)	580	564
NRG Energy Inc.
6.25%, 07/15/22	300	310
Southern Co.
2.45%, 09/01/18	1,125	1,124
1.85%, 07/01/19	565	557
	Shares/Par[1]	Value ($)
SP PowerAssets Ltd.
2.70%, 09/14/22	800	784
		6,561
Total Corporate Bonds And Notes (cost $169,558)		167,161
SENIOR LOAN INTERESTS 2.7%
Consumer Discretionary 0.5%
A-L Parent LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (i) (o)	62	62
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 12/01/23 (i)	8	9
American Tire Distributors Holdings Inc.
Term Loan, 5.90%, (1M LIBOR + 4.25%), 10/01/21 (i)	263	266
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.63%, (3M LIBOR + 2.75%), 09/28/24 (i)	864	870
CBS Radio Inc.
Term Loan B, 4.62%, (3M LIBOR + 2.75%), 11/18/24 (i)	539	541
Cengage Learning Acquisitions Inc.
Term Loan B, 6.04%, (3M LIBOR + 4.25%), 06/07/23 (i)	943	856
ClubCorp Club Operations Inc.
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 08/16/24 (i)	406	409
Delta 2 (LUX) SARL
Term Loan, 4.15%, (3M LIBOR + 2.50%), 02/01/24 (i)	75	75
DexKo Global Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/24/24 (i) (o)	28	28
Incremental Term Loan, 5.25%, (3M LIBOR + 3.50%), 07/24/24 (i)	17	17
Equinox Holdings Inc.
1st Lien Term Loan, 4.65%, (1M LIBOR + 3.00%), 03/08/24 (i)	945	951
Federal-Mogul Holdings Corp.
Term Loan C, 5.40%, (3M LIBOR + 3.75%), 04/15/21 (i)	188	189
Term Loan C, 5.53%, (3M LIBOR + 3.75%), 04/15/21 (i)	567	570
Golden Nugget Inc.
Incremental Term Loan, 4.90%, (3M LIBOR + 3.25%), 09/07/23 (i)	62	63
Incremental Term Loan, 5.04%, (3M LIBOR + 3.25%), 10/04/23 (i)	82	82
GVC Holdings Plc
Term Loan, 5.48%, (3M LIBOR + 2.50%), 03/15/24 (i)	155	155
Intrawest Resorts Holdings Inc.
Term Loan B-1, 4.90%, (3M LIBOR + 3.25%), 06/28/24 (i)	783	786
IRB Holding Corp.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 01/18/25 (i)	274	277
Lions Gate Entertainment Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 03/20/25 (i) (o)	145	145
Mavis Tire Express Services Corp.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 1.00%), 03/15/25 (b) (i) (o)	63	63
1st Lien Term Loan, 5.07%, (3M LIBOR + 3.25%), 03/15/25 (i)	392	392
Meredith Corp.
Term Loan B, 4.66%, (3M LIBOR + 3.00%), 01/17/25 (i)	435	437
PetSmart Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 3.00%), 03/11/22 (i) (o)	195	156
Playa Resorts Holding BV
Term Loan B, 5.00%, (3M LIBOR + 3.25%), 04/07/24 (i)	1,000	1,005
Rentpath Inc.
Term Loan, 6.40%, (3M LIBOR + 4.75%), 12/17/21 (i)	464	464

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Shutterfly Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 2.75%), 08/17/24 (i) (o)	145	145
Tribune Media Co.
Term Loan, 4.88%, (3M LIBOR + 3.00%), 12/27/20 (i)	61	61
Term Loan C, 4.65%, (3M LIBOR + 3.00%), 01/20/24 (i)	760	760
UFC Holdings LLC
1st Lien Term Loan, 5.13%, (3M LIBOR + 3.25%), 07/22/23 (i)	948	952
		10,786
Consumer Staples 0.1%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 01/26/24 (i)	958	956
C.H. Guenther & Son Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/16/25 (i) (o)	50	50
CSM Bakery Solutions LLC
1st Lien Term Loan, 5.70%, (1M LIBOR + 4.00%), 07/22/20 (i)	428	422
KIK Custom Products Inc.
Term Loan B, 5.87%, (3M LIBOR + 4.50%), 08/26/22 (i)	1,120	1,130
		2,558
Energy 0.2%
Coronado Coal LLC
Term Loan B, 0.00%, (3M LIBOR + 6.50%), 03/21/25 (b) (i) (o)	102	101
Term Loan C, 0.00%, (3M LIBOR + 6.50%), 03/21/25 (b) (i) (o)	28	27
EG Finco Ltd.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 02/06/25 (i) (o)	335	334
EG Group Ltd.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 02/01/25 (i) (o)	105	105
ExGen Renewables IV LLC
Term Loan B, 4.99%, (1M LIBOR + 3.00%), 11/15/24 (i)	344	347
Foresight Energy LLC
1st Lien Term Loan, 0.00%, (1M LIBOR + 5.75%), 03/16/22 (i) (o)	365	359
FTS International Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.75%), 04/16/21 (i) (o)	371	372
Lucid Energy Group II LLC
1st Lien Term Loan, 4.79%, (3M LIBOR + 3.00%), 01/31/25 (i)	225	223
Oryx Southern Delaware Holdings LLC
Term Loan, 4.90%, (3M LIBOR + 3.25%), 02/26/25 (i)	495	495
PowerTeam Services LLC
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.25%), 02/28/25 (i)	550	550
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (i)	185	186
Ultra Resources Inc.
1st Lien Term Loan, 4.76%, (3M LIBOR + 3.00%), 04/14/24 (i)	145	143
		3,242
Financials 0.3%
Acrisure LLC
Term Loan B, 5.99%, (3M LIBOR + 4.25%), 11/22/23 (i)	184	186
AssuredPartners Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.50%), 10/22/24 (i)	886	887
BCP Renaissance Parent LLC
Term Loan B, 5.77%, (3M LIBOR + 4.00%), 09/20/24 (i)	365	367
Capri Finance LLC
1st Lien Term Loan, 5.02%, (3M LIBOR + 3.25%), 10/04/24 (i)	1,122	1,121
	Shares/Par[1]	Value ($)
Duff & Phelps Corp.
Term Loan B, 5.00%, (1M LIBOR + 3.25%), 12/04/24 (i)	610	611
GTCR Valor Cos. Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.25%), 06/30/23 (i) (o)	315	317
Intralinks Inc.
Term Loan, 5.70%, (3M LIBOR + 4.00%), 11/10/24 (i)	594	595
SolarWinds Holdings Inc.
Term Loan B, 4.78%, (3M LIBOR + 3.00%), 02/06/24 (i)	354	355
Solera LLC
Term Loan B, 4.40%, (3M LIBOR + 3.25%), 03/03/23 (i)	829	831
TKC Holdings Inc.
1st Lien Term Loan, 6.03%, (3M LIBOR + 4.25%), 02/08/23 (i)	832	839
		6,109
Health Care 0.2%
Amneal Pharmaceuticals LLC
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/23/25 (i) (o)	430	430
CHG Healthcare Services Inc.
1st Lien Term Loan B, 4.77%, (3M LIBOR + 3.00%), 06/07/23 (i)	615	620
Concentra Inc.
1st Lien Term Loan, 4.53%, (3M LIBOR + 2.75%), 06/01/22 (i)	70	70
CVS Holdings I LP
1st Lien Term Loan, 4.79%, (3M LIBOR + 3.00%), 02/01/25 (i)	216	215
Diplomat Pharmacy Inc.
Term Loan B, 6.10%, (3M LIBOR + 4.50%), 12/31/24 (i)	85	86
Equian LLC
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/20/24 (i) (o)	220	221
Term Loan B, 5.15%, (3M LIBOR + 3.25%), 05/20/24 (i)	277	278
MedRisk Inc.
1st Lien Term Loan, 4.69%, (3M LIBOR + 3.00%), 01/24/25 (i)	70	70
MPH Acquisition Holdings LLC
Term Loan B, 4.44%, (3M LIBOR + 3.00%), 06/07/23 (i)	1,054	1,058
Select Medical Corp.
Term Loan B, 5.21%, (3M LIBOR + 2.75%), 02/13/24 (i)	1	1
Term Loan B, 7.00%, (3M Prime Rate + 1.75%), 02/13/24 (i)	—	—
Term Loan B, 5.21%, (3M LIBOR + 3.50%), 06/30/24 (i)	524	529
Team Health Holdings Inc.
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 01/12/24 (i)	846	808
Wink Holdco Inc.
Term Loan B, 4.66%, (3M LIBOR + 3.00%), 11/02/24 (i)	239	238
		4,624
Industrials 0.5%
Blount International Inc.
Term Loan B, 5.92%, (3M LIBOR + 4.25%), 12/31/20 (i)	70	71
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.01%, (3M LIBOR + 4.25%), 06/16/24 (i)	641	645
Term Loan, 6.54%, (3M LIBOR + 4.25%), 06/16/24 (i)	5	5
Ceva Group Plc
Term Loan, 6.50%, (3M LIBOR + 5.50%), 03/12/21 (b) (i)	108	105
Term Loan, 0.00%, (3M LIBOR + 5.50%), 03/19/21 (b) (i) (o)	58	57
CEVA Group Plc
Term Loan, 0.00%, (3M LIBOR + 5.50%), 03/19/21 (i) (o)	82	80

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Ceva Intercompany BV
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/18/21 (i)	80	78
Term Loan, 0.00%, (3M LIBOR + 5.50%), 03/19/21 (i) (o)	69	68
Ceva Logistics Canada ULC
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/18/21 (i)	14	13
Ceva Logistics US Holdings Inc.
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/12/21 (i)	135	133
Compass Power Generation LLC
Term Loan B, 5.39%, (3M LIBOR + 4.00%), 12/12/24 (i)	439	444
EAB Global Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.75%), 08/15/22 (i)	1,005	1,005
EXC Holdings III Corp.
1st Lien Term Loan, 5.16%, (1M LIBOR + 3.50%), 11/16/24 (i)	273	275
Filtration Group Corp.
1st Lien Term Loan, 4.98%, (12M LIBOR + 3.00%), 11/14/20 (i)	1,129	1,135
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/27/25 (b) (i) (o)	215	216
Gopher Resource LLC
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.25%), 02/09/25 (i)	240	242
KBR Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 03/29/25 (b) (i) (o)	245	244
Kenan Advantage Group Inc.
Term Loan, 4.65%, (1M LIBOR + 3.00%), 07/22/22 (i)	1,116	1,121
Pike Corp.
Term Loan B, 5.39%, (3M LIBOR + 3.50%), 03/13/25 (i)	170	171
Ply Gem Industries Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/29/25 (b) (i) (o)	310	310
PODS LLC
Term Loan B-3, 4.71%, (1M LIBOR + 3.00%), 11/20/24 (i)	274	276
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 02/14/25 (i)	390	393
SMG Holdings Inc.
1st Lien Term Loan, 4.89%, (3M LIBOR + 3.25%), 01/11/25 (i)	275	277
Southern Graphics Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.50%), 11/21/22 (i)	1,133	1,139
Syncreon Global Finance (US) Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 10/28/20 (i) (o)	33	31
Term Loan B, 6.02%, (3M LIBOR + 4.25%), 10/28/20 (i)	188	175
Titan Acquisition Ltd.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/16/25 (i) (o)	250	249
TransDigm Inc.
Term Loan F, 4.40%, (3M LIBOR + 2.75%), 06/09/23 (i)	646	647
Term Loan F, 4.44%, (3M LIBOR + 2.75%), 06/09/23 (i)	334	335
West Corp.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 10/03/24 (i) (o)	290	292
Term Loan B-1, 0.00%, (3M LIBOR + 4.00%), 10/10/24 (i) (o)	170	170
Zodiac Pool Solutions LLC
1st Lien Term Loan, 5.69%, (3M LIBOR + 4.00%), 12/20/23 (i)	279	279
		10,681
Information Technology 0.5%
Access CIG LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/14/25 (i) (o)	86	87
	Shares/Par[1]	Value ($)
1st Lien Term Loan, 5.63%, (3M LIBOR + 3.75%), 02/14/25 (i)	269	272
Almonde Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.50%), 04/26/24 (i)	286	286
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.25%), 06/13/25 (i) (o)	275	272
Applied Systems Inc.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 09/06/24 (i)	612	616
Ascend Learning LLC
Term Loan B, 4.65%, (3M LIBOR + 3.00%), 06/29/24 (i)	110	110
Cvent Inc.
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.75%), 11/30/24 (i)	745	749
Flexential Intermediate Corp.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 07/24/24 (i)	915	918
Flexera Software LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/24/25 (i) (o)	31	32
1st Lien Term Loan, 4.87%, (3M LIBOR + 3.25%), 01/24/25 (i)	319	320
Kronos Inc.
Term Loan B, 4.88%, (3M LIBOR + 3.50%), 11/01/23 (i)	1,115	1,122
Mitchell International Inc.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.25%), 11/21/24 (i) (o)	51	51
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 11/21/24 (i)	639	638
2nd Lien Term Loan, 8.94%, (3M LIBOR + 7.25%), 12/01/25 (i)	220	221
Optiv Security Inc.
1st Lien Term Loan, 4.88%, (3M LIBOR + 3.25%), 01/27/24 (i)	72	69
Project Alpha Intermediate Holding Inc
Term Loan B, 5.04%, (3M LIBOR + 3.50%), 04/26/24 (i)	915	902
Quest Software US Holdings Inc.
Term Loan B, 7.27%, (3M LIBOR + 5.50%), 10/31/22 (i)	981	998
Radiate Holdco LLC
1st Lien Term Loan, 4.88%, (3M LIBOR + 3.00%), 12/09/23 (i)	721	716
Sirius Computer Solutions Inc.
Term Loan, 5.90%, (3M LIBOR + 4.25%), 10/30/22 (i)	190	192
Sophia LP
Term Loan B, 4.94%, (1M LIBOR + 3.25%), 09/30/22 (i)	826	828
		9,399
Materials 0.1%
Avantor Inc.
1st Lien Term Loan, 5.65%, (3M LIBOR + 4.00%), 09/22/24 (i)	298	301
BWAY Holding Co.
Term Loan B, 4.96%, (3M LIBOR + 3.25%), 04/03/24 (i)	248	250
Term Loan B, 7.00%, (3M LIBOR + 3.25%), 04/03/24 (i)	—	—
Forterra Finance LLC
Term Loan B, 0.00%, (1M LIBOR + 3.00%), 10/25/23 (i) (o)	65	60
Term Loan B, 4.65%, (1M LIBOR + 3.00%), 10/25/23 (i)	87	80
GrafTech Finance Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.50%), 02/01/25 (i)	495	495
Invictus U.S. LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 02/14/25 (i) (o)	70	70
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.13%, (3M LIBOR + 4.25%), 06/30/22 (i)	925	889

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Kraton Polymers LLC
Term Loan, 4.21%, (3M LIBOR + 2.50%), 03/03/25 (i)	389	391
Phoenix Services International LLC
Term Loan, 5.41%, (3M LIBOR + 3.75%), 01/29/25 (i)	85	86
Prince Minerals Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 03/20/25 (i) (o)	35	35
Pro Mach Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/07/25 (i) (o)	130	130
Term Loan B, 5.03%, (3M LIBOR + 3.00%), 03/07/25 (i)	145	145
		2,932
Real Estate 0.0%
Capital Automotive LP
2nd Lien Term Loan, 7.88%, (3M LIBOR + 6.00%), 03/21/25 (i)	85	86
Telecommunication Services 0.3%
Avaya Inc.
Term Loan B, 6.54%, (3M LIBOR + 4.75%), 11/09/24 (i)	993	999
CenturyLink Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 01/15/25 (i)	783	769
Cincinnati Bell Inc.
Term Loan, 5.44%, (3M LIBOR + 3.75%), 10/02/24 (i)	750	755
Digicel International Finance Ltd.
Term Loan B, 5.52%, (3M LIBOR + 3.75%), 05/27/24 (i)	40	40
Greeneden US Holdings II LLC
Term Loan B, 5.19%, (3M LIBOR + 3.50%), 12/01/23 (i)	620	624
Intelsat Jackson Holdings SA
Term Loan B-3, 5.71%, (3M LIBOR + 3.75%), 11/27/23 (i)	1,115	1,115
Securus Technologies Holdings Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 4.50%), 06/20/24 (i)	1,112	1,124
Telesat Canada
Term Loan B-4, 4.70%, (3M LIBOR + 3.00%), 11/17/23 (i)	455	456
		5,882
Total Senior Loan Interests (cost $56,285)		56,299
GOVERNMENT AND AGENCY OBLIGATIONS 16.9%
Collateralized Mortgage Obligations 4.4%
Federal Home Loan Mortgage Corp.
Series AN-4030, REMIC, 1.75%, 04/15/27	14,893	14,519
Series ME-4181, REMIC, 2.50%, 05/15/32	12,063	11,810
Series AC-3985, REMIC, 2.25%, 12/15/40	1,123	1,106
Series FA-4125, REMIC, 2.13%, (1M US LIBOR + 0.35%), 11/15/42 (i)	13,458	13,420
Series LA-4738, REMIC, 3.00%, 11/15/43	7,847	7,757
Federal National Mortgage Association
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	14,507	14,265
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	2,295	2,286
Series 2012-KC-56, REMIC, 2.25%, 03/25/39	3,069	3,025
Series 2012-AP-101, REMIC, 2.00%, 08/25/40	9,872	9,548
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	4,577	4,546
Government National Mortgage Association
Series 2004-FH-70, REMIC, 2.22%, (1M US LIBOR + 0.40%), 07/20/34 (i)	5,931	5,943
Series 2010-FL-167, REMIC, 2.17%, (1M US LIBOR + 0.35%), 12/20/40 (i)	1,898	1,899
		90,124
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (i)	10,443	538
Mortgage-Backed Securities 6.8%
Federal Home Loan Mortgage Corp.
3.50%, 09/01/32 - 03/01/46	33,403	33,782
	Shares/Par[1]	Value ($)
Federal National Mortgage Association
3.42%, 01/01/24	1,334	1,330
3.50%, 12/01/29	3,207	3,278
3.00%, 05/01/31	6,911	6,916
2.00%, 01/25/40	10,099	9,995
3.00%, 01/01/37 - 10/25/42	27,018	26,773
3.50%, 02/01/46 - 12/01/46	56,407	56,301
		138,375
Sovereign 0.9%
Banco del Estado de Chile
3.88%, 02/08/22	1,700	1,713
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	200	199
Chile Government International Bond
3.25%, 09/14/21	1,100	1,111
2.25%, 10/30/22 (l)	2,000	1,921
Costa Rica Government International Bond
10.00%, 08/01/20	310	344
Dominican Republic International Bond
7.50%, 05/06/21	1,000	1,067
Export-Import Bank of India
2.75%, 04/01/20	200	198
3.13%, 07/20/21	1,000	988
Indonesia Government International Bond
4.88%, 05/05/21	1,200	1,251
3.70%, 01/08/22	200	200
Israel Electric Corp. Ltd.
5.63%, 06/21/18	800	804
Israel Government International Bond
4.00%, 06/30/22	1,800	1,871
Mexico Government International Bond
3.63%, 03/15/22	700	711
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19	1,100	1,134
Poland Government International Bond
5.13%, 04/21/21	1,000	1,062
Republic of Philippines
4.00%, 01/15/21	2,650	2,711
Wakala Global Sukuk Bhd
4.65%, 07/06/21	1,000	1,051
		18,336
U.S. Treasury Securities 4.8%
U.S. Treasury Note
0.75%, 09/30/18	4,730	4,702
1.25%, 01/31/20	14,450	14,186
1.63%, 06/30/20	20,350	20,038
1.38%, 02/29/20 - 01/31/21	35,100	34,246
1.13%, 02/28/21	25,750	24,829
		98,001
Total Government And Agency Obligations (cost $353,335)		345,374
INVESTMENT COMPANIES 2.4%
Altaba Inc. (a)	654	48,433
Total Investment Companies (cost $28,106)		48,433
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.55% (p) (q)	25,391	25,391
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (q)	4,531	4,531
Treasury Securities 0.9%
U.S. Treasury Bill
1.70%, 06/21/18 (r)	18,000	17,933
Total Short Term Investments (cost $47,854)		47,855
Total Investments 106.9% (cost $1,998,539)		2,184,511
Total Securities Sold Short (11.2)% (proceeds $140,358)		(228,708)
Other Assets and Liabilities, Net 4.3%		88,460
Total Net Assets 100.0%		2,044,263

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Convertible security.

(h) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $258,977 and 12.7%, respectively.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) All or portion of the security was on loan.

(m) Perpetual security. Next contractual call date presented, if applicable.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(r) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (11.2%)
COMMON STOCKS (7.9%)
Information Technology (7.9%)
Alibaba Group Holding Ltd. - ADS	(193)	(35,331)
Tencent Holdings Ltd.	(2,358)	(125,884)
Total Common Stocks (proceeds $78,360)		(161,215)
PREFERRED STOCKS (0.8%)
Consumer Discretionary (0.8%)
Volkswagen AG (a)	(78)	(15,504)
Total Preferred Stocks (proceeds $11,895)		(15,504)
	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES (2.5%)
iShares Russell 2000 ETF	(155)	(23,517)
SPDR S&P Regional Banking ETF Fund	(188)	(11,374)
Utilities Select Sector SPDR Fund	(338)	(17,098)
Total Investment Companies (proceeds $50,103)		(51,989)
Total Securities Sold Short (11.2%) (proceeds $140,358)		(228,708)

(a) Convertible security.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Media Group Holdings LLC	04/23/13	50,938	1,027	0.1
		50,938	1,027	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Fund
COMMON STOCKS 95.3%
Canada 2.6%
Barrick Gold Corp.	622	7,740
Husky Energy Inc. (a)	523	7,487
Wheaton Precious Metals Corp.	496	10,098
		25,325
China 3.8%
Baidu.com - Class A - ADR (a)	69	15,362
China Life Insurance Co. Ltd. - Class H	4,397	12,273
China Mobile Ltd.	442	4,087
China Telecom Corp. Ltd. - Class H - ADR (b)	136	6,054
		37,776
Denmark 0.5%
Vestas Wind Systems A/S	74	5,244
France 6.1%
AXA SA	509	13,579
BNP Paribas SA	176	13,084
Cie de Saint-Gobain	95	5,037
Credit Agricole SA	454	7,401
Sanofi SA	106	8,516
Veolia Environnement	530	12,582
		60,199
Germany 3.1%
Innogy SE	215	10,178
Merck KGaA	87	8,324
Siemens AG	96	12,213
		30,715
Hong Kong 1.6%
CK Hutchison Holdings Ltd.	836	10,075
Kunlun Energy Co. Ltd.	5,241	4,556
Value Partners Group Ltd. (b)	1,449	1,354
		15,985
India 0.8%
Hero Motocorp Ltd.	141	7,724
Indonesia 0.7%
Matahari Department Store Tbk PT	8,585	6,883
Ireland 2.9%
Allergan Plc	111	18,658
Bank of Ireland Group Plc (a)	325	2,843
Medtronic Plc	91	7,319
		28,820
Israel 1.8%
Teva Pharmaceutical Industries Ltd. - ADR (b)	1,032	17,638
Italy 1.6%
ENI SpA	919	16,193
Japan 5.7%
Mitsui Fudosan Co. Ltd.	196	4,727
Nissan Motor Co. Ltd.	721	7,476
Panasonic Corp.	944	13,534
Ryohin Keikaku Co. Ltd.	14	4,525
Seven & I Holdings Co. Ltd.	128	5,479
SoftBank Group Corp.	114	8,516
Sumitomo Metal Mining Co. Ltd.	60	2,481
Suntory Beverage & Food Ltd.	176	8,619
Taiheiyo Cement Corp.	41	1,477
		56,834
Luxembourg 1.6%
SES SA - FDR	1,177	16,015
Netherlands 5.3%
Aegon NV	2,032	13,702
Akzo Nobel NV	130	12,298
ING Groep NV	282	4,782
Royal Dutch Shell Plc - Class B	691	22,146
		52,928
Portugal 0.8%
Galp Energia SGPS SA	411	7,753
	Shares/Par[1]	Value ($)
Russian Federation 0.5%
MMC Norilsk Nickel - ADR	263	4,903
Singapore 1.7%
Singapore Telecommunications Ltd.	6,660	17,170
South Korea 4.2%
Hyundai Motor Co.	46	6,149
KB Financial Group Inc. - ADR	235	13,644
Samsung Electronics Co. Ltd. - GDR (c)	19	21,898
		41,691
Spain 0.9%
Telefonica SA	872	8,651
Sweden 1.7%
Arjo AB - Class B (a)	516	1,507
Getinge AB - Class B	516	5,873
Telefonaktiebolaget LM Ericsson - Class B (b)	1,405	8,951
		16,331
Switzerland 2.4%
Roche Holding AG	42	9,611
UBS Group AG	793	13,945
		23,556
Thailand 1.3%
Bangkok Bank PCL - NVDR	555	3,525
Bangkok Bank PCL	1,322	9,102
		12,627
United Kingdom 10.8%
BAE Systems Plc	1,981	16,223
Barclays Plc	2,003	5,836
BP Plc	2,765	18,618
HSBC Holdings Plc (b)	1,802	17,084
Kingfisher Plc	3,741	15,404
Man Group Plc	1,693	4,071
Standard Chartered Plc	1,769	17,751
Vodafone Group Plc	4,364	11,925
		106,912
United States of America 32.9%
Advance Auto Parts Inc.	118	14,001
Ally Financial Inc.	114	3,097
Alphabet Inc. - Class A (a)	12	12,114
American International Group Inc.	165	8,954
AmerisourceBergen Corp.	124	10,699
Amgen Inc.	27	4,562
Apache Corp.	248	9,535
Apple Inc.	83	13,931
Capital One Financial Corp.	137	13,172
Cardinal Health Inc.	153	9,566
Celgene Corp. (a)	44	3,881
Cisco Systems Inc.	57	2,450
Citigroup Inc.	306	20,676
Comcast Corp. - Class A	331	11,302
CommScope Holding Co. Inc. (a)	138	5,520
ConocoPhillips Co.	258	15,286
Coty Inc. - Class A	701	12,821
DXC Technology Co.	49	4,891
Eli Lilly & Co.	132	10,184
Gilead Sciences Inc.	203	15,336
Helmerich & Payne Inc.	114	7,601
JPMorgan Chase & Co.	95	10,491
Mattel Inc. (b)	487	6,408
Microsoft Corp.	109	9,924
Navistar International Corp. (a)	324	11,324
NetScout Systems Inc. (a)	58	1,534
Oracle Corp.	398	18,207
Perrigo Co. Plc	139	11,617
Qiagen NV (a)	148	4,793
Twenty-First Century Fox Inc. - Class A	431	15,806
United Parcel Service Inc. - Class B	93	9,700
Voya Financial Inc.	116	5,850
Walgreens Boots Alliance Inc.	156	10,239
		325,472
Total Common Stocks (cost $873,847)		943,345

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 0.5%
United States of America 0.5%
Chesapeake Energy Corp.
8.00%, 12/15/22 (d)	4,629	4,903
Total Corporate Bonds And Notes (cost $4,454)		4,903
SHORT TERM INVESTMENTS 5.9%
Investment Companies 3.9%
JNL Government Money Market Fund - Institutional Class, 1.55% (e) (f)	38,645	38,645
Securities Lending Collateral 2.0%
Securities Lending Cash Collateral Fund LLC, 1.69% (e) (f)	19,564	19,564
Total Short Term Investments (cost $58,209)		58,209
Total Investments 101.7% (cost $936,510)		1,006,457
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (1.7)%		(16,664)
Total Net Assets 100.0%		989,796

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $4,903 and 0.5%, respectively.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Samsung Electronics Co. Ltd.	11/05/13	11,031	21,898	2.2
		11,031	21,898	2.2

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	DUB	04/02/18	JPY	15,656	147	—
JPY/USD	BCL	04/03/18	JPY	8,260	78	—
USD/SGD	GSC	04/02/18	SGD	(1,521)	(1,160)	3
					(935)	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
CORPORATE BONDS AND NOTES 0.8%
Canada 0.7%
B2Gold Corp.
3.25%, 10/01/18 (a)	11,440	11,621
South Africa 0.1%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (b) (c) (d)	9,467	330
8.00%, 12/31/22, EUR (b) (c) (d)	2,953	217
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (b) (c) (d)	1,914	765
		1,312
Total Corporate Bonds And Notes (cost $17,667)		12,933
GOVERNMENT AND AGENCY OBLIGATIONS 59.3%
Argentina 3.7%
Argentina Bonos del Tesoro
18.20%, 10/03/21, ARS	475,630	23,654
16.00%, 10/17/23, ARS	159,257	8,227
15.50%, 10/17/26, ARS	592,206	31,104
Argentina Republic Government International Bond
3.75%, 02/08/19, ARS	12,862	677
Republic of Argentina
21.20%, 09/19/18, ARS	32,274	1,595
		65,257
Brazil 7.6%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/22, BRL (e)	5,079	5,103
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19 - 01/01/25, BRL	393,762	127,320
		132,423
Colombia 4.3%
Colombia Government International Bond
7.75%, 04/14/21, COP	13,557,000	5,142
4.38%, 03/21/23, COP	592,000	201
9.85%, 06/28/27, COP	942,000	424
Colombia TES
11.25%, 10/24/18, COP	8,392,000	3,116
7.00%, 09/11/19 - 06/30/32, COP	18,816,000	6,935
10.00%, 07/24/24, COP	23,517,000	10,119
7.50%, 08/26/26, COP	43,193,800	16,573
6.00%, 04/28/28, COP	24,457,200	8,449
7.75%, 09/18/30, COP	58,020,000	22,593
Titulos de Tesoreria
11.00%, 07/24/20, COP	4,536,000	1,826
		75,378
Ghana 4.4%
Ghana Government Bond
23.47%, 05/21/18, GHS	11,790	2,692
19.04%, 09/24/18, GHS	27,610	6,338
24.50%, 10/22/18 - 06/21/21, GHS	91,806	22,401
21.50%, 03/09/20, GHS	50	12
21.00%, 03/23/20, GHS	1,385	338
24.00%, 11/23/20, GHS	13,760	3,616
24.75%, 03/01/21 - 07/19/21, GHS	31,980	8,714
18.75%, 01/24/22, GHS	11,430	2,785
18.25%, 09/21/20 - 07/25/22, GHS	4,440	1,061
17.60%, 11/28/22, GHS	210	50
16.50%, 02/06/23, GHS	2,080	476
19.75%, 03/25/24 - 03/15/32, GHS	42,160	10,592
19.00%, 11/02/26, GHS	33,440	8,717
Ghana Treasury Note
24.25%, 06/11/18, GHS	4,630	1,062
22.50%, 12/10/18, GHS	12,300	2,899
21.00%, 01/07/19, GHS	11,540	2,704
19.95%, 05/06/19, GHS	2,710	638
17.24%, 11/11/19, GHS	340	78
16.50%, 02/17/20 - 03/16/20, GHS	5,730	1,305
17.18%, 06/06/20, GHS	830	191
		76,669
	Shares/Par[1]	Value ($)
India 11.0%
India Government Bond
7.28%, 06/03/19, INR	15,800	244
7.80%, 05/03/20 - 04/11/21, INR	1,485,800	23,208
8.27%, 06/09/20, INR	750,000	11,823
8.12%, 12/10/20, INR	285,000	4,489
8.79%, 11/08/21, INR	682,000	10,978
8.20%, 02/15/22, INR	690,000	10,920
8.35%, 05/14/22, INR	120,200	1,909
8.15%, 06/11/22, INR	1,623,000	25,630
8.08%, 08/02/22, INR	1,329,000	20,982
8.13%, 09/21/22, INR	48,000	760
6.84%, 12/19/22, INR	228,000	3,430
7.16%, 05/20/23, INR	75,600	1,148
8.83%, 11/25/23, INR	2,176,400	35,461
7.68%, 12/15/23, INR	1,872,000	29,100
9.15%, 11/14/24, INR	812,000	13,443
		193,525
Indonesia 9.3%
Indonesia Government Bond
8.25%, 07/15/21, IDR	95,969,000	7,406
7.00%, 05/15/27, IDR	844,889,000	62,541
10.50%, 08/15/30, IDR	5,090,000	470
Indonesia Treasury Bond
8.38%, 03/15/24 - 09/15/26, IDR	1,063,224,000	84,954
9.00%, 03/15/29, IDR	22,569,000	1,880
8.75%, 05/15/31, IDR	62,734,000	5,143
		162,394
Kenya 0.6%
Kenya Government International Bond
6.88%, 06/24/24 (f)	10,411	10,853
Mexico 11.4%
Mexico Bonos
4.75%, 06/14/18, MXN	1,246,280	68,076
8.50%, 12/13/18, MXN	293,250	16,209
5.00%, 12/11/19, MXN	1,793,350	94,958
8.00%, 06/11/20, MXN	144,220	8,048
6.50%, 06/10/21, MXN	224,690	12,104
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19, MXN (g)	5,799	317
Mexico Inflation Indexed Udibonos
2.50%, 12/10/20, MXN (g)	4,606	246
		199,958
Philippines 0.8%
Philippine Government Bond
2.13%, 05/23/18, PHP	224,299	4,293
5.00%, 08/18/18, PHP	29,430	568
3.88%, 11/22/19, PHP	452,100	8,619
3.38%, 08/20/20, PHP	2,060	38
		13,518
South Korea 4.4%
Korea Monetary Stabilization Bond
1.33%, 10/02/18, KRW	13,640,000	12,774
1.61%, 10/08/18, KRW	27,880,000	26,114
1.72%, 12/02/18, KRW	4,040,000	3,783
2.06%, 12/02/19, KRW	16,100,000	15,077
Korea Treasury Bond
1.75%, 12/10/18, KRW	21,527,000	20,164
		77,912
Ukraine 0.6%
Ukraine Government International Bond
0.00%, 05/31/40 (f) (h)	16,220	11,293
United States of America 1.2%
U.S. Treasury Note
1.50%, 08/31/18	10,663	10,645
2.75%, 02/15/19	10,336	10,389
		21,034
Total Government And Agency Obligations (cost $1,011,724)		1,040,214
PREFERRED STOCKS 0.0%
United Kingdom 0.0%
CEVA Holdings LLC - Series A-2 (a) (c) (d) (i) (j)	1	474

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
CEVA Holdings LLC - Series A-1 (a) (c) (d) (i) (j)	—	14
Total Preferred Stocks (cost $1,030)		488
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (c) (d) (i) (j)	124,902	106
Edcon Holdings Ltd. - Class B (c) (d) (i) (j)	14,399	12
		118
United Kingdom 0.0%
CEVA Holdings LLC (c) (d) (i) (j)	—	219
Total Common Stocks (cost $572)		337
WARRANTS 0.0%
South Africa 0.0%
Edcon Ltd. (c) (d) (i) (j)	6	—
Edcon Ltd. (c) (d) (i) (j)	9,235	—
Edcon Ltd. (c) (d) (i) (j)	114,036	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 35.1%
Investment Companies 13.9%
JNL Government Money Market Fund - Institutional Class, 1.55% (k) (l)	244,428	244,428
Treasury Securities 21.2%
Brazil Letras do Tesouro Nacional
7.46%, 07/01/19, BRL (m)	242,000	67,782
9.15%, 07/01/20, BRL (m)	106,347	27,364
Egypt Treasury Bill
17.23%, 04/24/18, EGP (m)	189,900	10,649
17.22%, 05/01/18, EGP (m)	34,100	1,905
16.59%, 07/31/18, EGP (m)	189,900	10,157
15.50%, 10/23/18, EGP (m)	253,200	13,060
Letras del Banco Central de la Republica Argentina
23.88%, 06/21/18, ARS (m)	29,662	1,378
23.20%, 07/18/18, ARS (m)	138,690	6,333
22.67%, 08/15/18, ARS (m)	36,397	1,635
21.82%, 09/19/18, ARS (m)	61,703	2,712
21.53%, 10/17/18, ARS (m)	72,847	3,177
Mexico Cetes
7.01%, 04/12/18, MXN (m)	30,939	16,978
6.86%, 04/26/18, MXN (m)	20,638	11,294
7.08%, 05/10/18, MXN (m)	8,952	4,885
7.25%, 06/21/18, MXN (m)	12,856	6,955
7.40%, 07/05/18, MXN (m)	1,313	708
7.45%, 08/16/18, MXN (m)	10,555	5,643
7.58%, 08/30/18, MXN (m)	4,744	2,529
6.90%, 10/11/18, MXN (m)	8,303	4,388
7.26%, 12/06/18, MXN (m)	1,116	583
7.34%, 01/31/19, MXN (m)	1,483	766
U.S. Treasury Bill
1.21%, 04/05/18 (m)	77,000	76,984
	Shares/Par[1]	Value ($)
1.90%, 09/13/18 (m)	19,687	19,522
1.94%, 09/20/18 (m)	21,326	21,137
1.98%, 01/31/19 (m)	21,910	21,546
0.00%, 02/28/19 (m)	32,288	31,698
		371,768
Total Short Term Investments (cost $614,142)		616,196
Total Investments 95.2% (cost $1,645,135)		1,670,168
Other Derivative Instruments (0.6)%		(11,190)
Other Assets and Liabilities, Net 5.4%		95,329
Total Net Assets 100.0%		1,754,307

(a) Convertible security.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $22,146 and 1.3%, respectively.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Non-income producing security.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(m) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CEVA Holdings LLC	07/22/13	466	219	—
CEVA Holdings LLC - Series A-2	07/22/13	1,008	474	—
CEVA Holdings LLC - Series A-1	07/22/12	22	14	—
Edcon Holdings Ltd. - Class B	02/27/17	11	12	—
Edcon Holdings Ltd. - Class A	02/28/17	95	106	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
K2016470219 South Africa Ltd., 3.00%, 12/31/22	02/28/17	2,399	330	—
K2016470219 South Africa Ltd., 8.00%, 12/31/22	02/27/17	1,492	217	—
K2016470260 South Africa Ltd., 25.00%, 12/31/22	02/27/17	2,359	765	0.1
		7,852	2,137	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.79	03/31/24	6,980	(5)	(17)
3M LIBOR (Q)	Receiving	1.91	01/22/25	36,540	(40)	1,860
3M LIBOR (Q)	Receiving	1.94	01/29/25	6,740	(7)	333
3M LIBOR (Q)	Receiving	1.94	01/30/25	5,710	(6)	281
3M LIBOR (Q)	Receiving	1.82	02/03/25	8,990	(10)	514
3M LIBOR (Q)	Receiving	1.98	03/27/25	5,750	(7)	279
3M LIBOR (Q)	Receiving	1.99	03/27/25	5,750	(7)	276
3M LIBOR (Q)	Receiving	3.85	08/22/43	38,670	(186)	2,111
3M LIBOR (Q)	Receiving	3.49	03/31/44	3,320	(18)	(385)
3M LIBOR (Q)	Receiving	2.38	11/18/46	80,600	(340)	7,471
3M LIBOR (Q)	Receiving	2.79	03/13/47	39,900	(180)	281
3M LIBOR (Q)	Receiving	2.54	04/13/47	27,200	(118)	1,648
3M LIBOR (Q)	Receiving	2.59	07/27/47	45,400	(200)	2,272
3M LIBOR (Q)	Receiving	2.98	02/20/48	12,422	(59)	(411)
3M LIBOR (Q)	Receiving	3.00	02/22/48	12,422	(59)	(469)
3M LIBOR (Q)	Receiving	3.02	02/23/48	12,422	(59)	(514)
					(1,301)	15,530

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
KRW/USD	CIT	04/16/18	KRW	8,775,000	8,236	(4)
KRW/USD	CIT	05/15/18	KRW	11,730,000	11,021	(2)
KRW/USD	CIT	05/21/18	KRW	11,095,000	10,427	(1)
KRW/USD	CIT	05/23/18	KRW	5,216,320	4,903	33
KRW/USD	DUB	05/31/18	KRW	91,210,000	85,749	414
MXN/EUR	CIT	04/27/18	EUR	(41,021)	(50,561)	1,941
MXN/EUR	DUB	06/14/18	EUR	(64,378)	(79,640)	2,194
USD/AUD	CIT	04/09/18	AUD	(486)	(373)	6
USD/AUD	CIT	05/09/18	AUD	(486)	(373)	6
USD/AUD	JPM	05/15/18	AUD	(29,340)	(22,536)	(142)
USD/AUD	CIT	05/22/18	AUD	(7,784)	(5,979)	163
USD/AUD	JPM	06/12/18	AUD	(46,141)	(35,444)	726
USD/AUD	CIT	06/13/18	AUD	(30,772)	(23,638)	485
USD/AUD	JPM	06/15/18	AUD	(29,340)	(22,538)	620
USD/AUD	JPM	06/18/18	AUD	(1,630)	(1,252)	30
USD/AUD	JPM	06/20/18	AUD	(66,486)	(51,075)	1,349
USD/EUR	UBS	04/09/18	EUR	(1,041)	(1,282)	(18)
USD/EUR	HSB	04/10/18	EUR	(786)	(968)	(21)
USD/EUR	JPM	04/10/18	EUR	(13,699)	(16,864)	(382)
USD/EUR	JPM	04/11/18	EUR	(15,467)	(19,042)	(488)
USD/EUR	DUB	04/12/18	EUR	(411)	(506)	(12)
USD/EUR	JPM	04/12/18	EUR	(14,877)	(18,317)	146
USD/EUR	BOA	04/16/18	EUR	(4,279)	(5,269)	(86)
USD/EUR	JPM	04/16/18	EUR	(11,173)	(13,761)	(225)
USD/EUR	BOA	04/17/18	EUR	(9,767)	(12,030)	(112)
USD/EUR	GSC	04/18/18	EUR	(48)	(59)	—
USD/EUR	JPM	04/18/18	EUR	(29,762)	(36,660)	(42)
USD/EUR	JPM	04/23/18	EUR	(5,997)	(7,390)	(2)
USD/EUR	DUB	04/24/18	EUR	(10,433)	(12,856)	(17)
USD/EUR	BCL	04/30/18	EUR	(13,039)	(16,074)	150
USD/EUR	CIT	04/30/18	EUR	(12,058)	(14,865)	124
USD/EUR	GSC	04/30/18	EUR	(16,651)	(20,528)	286
USD/EUR	SCB	04/30/18	EUR	(389)	(480)	4
USD/EUR	HSB	05/02/18	EUR	(123)	(151)	3
USD/EUR	JPM	05/02/18	EUR	(786)	(969)	16
USD/EUR	BOA	05/07/18	EUR	(2,553)	(3,150)	46
USD/EUR	CIT	05/07/18	EUR	(3,036)	(3,745)	50
USD/EUR	DUB	05/07/18	EUR	(65)	(81)	1
USD/EUR	JPM	05/14/18	EUR	(32,740)	(40,404)	(36)
USD/EUR	JPM	05/14/18	EUR	(14,877)	(18,360)	145
USD/EUR	DUB	05/15/18	EUR	(26,998)	(33,320)	254
USD/EUR	BOA	05/16/18	EUR	(267)	(330)	4
USD/EUR	JPM	05/21/18	EUR	(5,997)	(7,405)	129
USD/EUR	UBS	05/21/18	EUR	(13,784)	(17,019)	277
USD/EUR	DUB	05/22/18	EUR	(8,367)	(10,331)	63
USD/EUR	HSB	05/22/18	EUR	(874)	(1,079)	6
USD/EUR	JPM	05/22/18	EUR	(17,230)	(21,276)	131
USD/EUR	BCL	05/31/18	EUR	(13,039)	(16,111)	52
USD/EUR	BOA	05/31/18	EUR	(11,414)	(14,103)	60
USD/EUR	DUB	05/31/18	EUR	(4,394)	(5,430)	13
USD/EUR	GSC	05/31/18	EUR	(9,286)	(11,474)	33
USD/EUR	SCB	05/31/18	EUR	(397)	(490)	1
USD/EUR	JPM	06/05/18	EUR	(6,100)	(7,540)	(58)
USD/EUR	UBS	06/06/18	EUR	(1,041)	(1,287)	3
USD/EUR	BOA	06/07/18	EUR	(3,784)	(4,678)	11
USD/EUR	JPM	06/12/18	EUR	(14,877)	(18,401)	141
USD/EUR	CIT	06/13/18	EUR	(3,701)	(4,578)	15
USD/EUR	DUB	06/13/18	EUR	(411)	(509)	1
USD/EUR	JPM	06/15/18	EUR	(5,997)	(7,420)	55
USD/EUR	BOA	06/18/18	EUR	(267)	(330)	2
USD/EUR	GSC	06/20/18	EUR	(48)	(59)	—
USD/EUR	UBS	06/20/18	EUR	(13,784)	(17,060)	50
USD/EUR	BOA	06/29/18	EUR	(11,414)	(14,138)	117
USD/EUR	DUB	06/29/18	EUR	(4,393)	(5,441)	45
USD/EUR	GSC	06/29/18	EUR	(9,286)	(11,502)	95
USD/GHS	JPM	04/03/18	GHS	(5,313)	(1,202)	(1)
USD/GHS	SCB	04/03/18	GHS	(8,366)	(1,892)	(4)
USD/JPY	JPM	04/05/18	JPY	(8,000,000)	(75,194)	(2,022)
USD/JPY	JPM	04/06/18	JPY	(1,631,800)	(15,339)	(725)
USD/JPY	BCL	04/11/18	JPY	(474,193)	(4,459)	(209)
USD/JPY	HSB	04/11/18	JPY	(1,623,100)	(15,262)	(731)
USD/JPY	DUB	04/13/18	JPY	(810,500)	(7,622)	(157)
USD/JPY	BOA	04/18/18	JPY	(455,770)	(4,287)	(90)
USD/JPY	JPM	04/20/18	JPY	(372,560)	(3,505)	(175)
USD/JPY	CIT	04/23/18	JPY	(816,260)	(7,681)	17
USD/JPY	CIT	05/14/18	JPY	(614,829)	(5,793)	(320)
USD/JPY	JPM	05/14/18	JPY	(611,520)	(5,762)	(312)
USD/JPY	BCL	05/15/18	JPY	(1,983,808)	(18,695)	(1,035)
USD/JPY	GSC	05/15/18	JPY	(6,664,272)	(62,801)	(3,462)
USD/JPY	BOA	05/18/18	JPY	(65,995)	(622)	(30)
USD/JPY	CIT	05/18/18	JPY	(32,948)	(311)	(15)
USD/JPY	BOA	05/21/18	JPY	(65,796)	(620)	(21)
USD/JPY	CIT	05/21/18	JPY	(32,949)	(311)	(16)
USD/JPY	HSB	05/21/18	JPY	(66,028)	(622)	(20)
USD/JPY	BOA	05/22/18	JPY	(65,975)	(622)	(17)
USD/JPY	JPM	05/29/18	JPY	(430,609)	(4,062)	(8)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	BCL	05/31/18	JPY	(2,215,438)	(20,900)	(6)
USD/JPY	DUB	06/01/18	JPY	(130,803)	(1,234)	(9)
USD/JPY	JPM	06/05/18	JPY	(725,016)	(6,842)	(338)
USD/JPY	CIT	06/08/18	JPY	(379,500)	(3,582)	(165)
USD/JPY	HSB	06/11/18	JPY	(284,150)	(2,683)	(135)
USD/JPY	CIT	06/12/18	JPY	(819,710)	(7,740)	(439)
USD/JPY	HSB	06/12/18	JPY	(4,564,953)	(43,103)	175
USD/JPY	DUB	06/13/18	JPY	(214,200)	(2,023)	(7)
USD/JPY	HSB	06/13/18	JPY	(646,940)	(6,109)	(342)
USD/JPY	JPM	06/13/18	JPY	(599,390)	(5,660)	(316)
USD/JPY	JPM	06/15/18	JPY	(252,800)	(2,387)	(129)
USD/JPY	HSB	06/18/18	JPY	(810,570)	(7,657)	(106)
USD/JPY	BCL	06/19/18	JPY	(1,292,043)	(12,206)	51
USD/JPY	DUB	06/19/18	JPY	(809,330)	(7,646)	(183)
USD/JPY	CIT	06/20/18	JPY	(601,130)	(5,679)	(176)
USD/JPY	DUB	06/22/18	JPY	(810,730)	(7,661)	(267)
USD/JPY	DUB	06/22/18	JPY	(405,843)	(3,835)	17
USD/JPY	JPM	06/22/18	JPY	(2,239,778)	(21,164)	79
USD/JPY	HSB	06/25/18	JPY	(3,680,691)	(34,786)	69
USD/JPY	BCL	06/26/18	JPY	(414,600)	(3,919)	35
USD/JPY	GSC	06/26/18	JPY	(3,676,462)	(34,749)	333
USD/JPY	JPM	06/28/18	JPY	(430,609)	(4,071)	52
USD/JPY	BCL	07/17/18	JPY	(1,691,280)	(16,010)	(671)
USD/JPY	JPM	07/23/18	JPY	(372,560)	(3,528)	(139)
USD/JPY	JPM	07/30/18	JPY	(249,900)	(2,368)	(45)
USD/JPY	CIT	08/08/18	JPY	(725,210)	(6,876)	(156)
USD/JPY	JPM	08/08/18	JPY	(926,500)	(8,785)	(226)
USD/JPY	SCB	08/08/18	JPY	(926,730)	(8,787)	(206)
USD/JPY	BCL	08/09/18	JPY	(926,850)	(8,789)	(221)
USD/JPY	CIT	08/14/18	JPY	(614,829)	(5,832)	(327)
USD/JPY	JPM	08/15/18	JPY	(1,371,355)	(13,010)	(121)
USD/JPY	HSB	09/11/18	JPY	(284,150)	(2,701)	(138)
USD/JPY	GSC	09/18/18	JPY	(391,640)	(3,725)	11
USD/JPY	HSB	09/18/18	JPY	(589,460)	(5,606)	19
USD/JPY	BCL	01/11/19	JPY	(607,460)	(5,833)	(310)
USD/JPY	GSC	01/11/19	JPY	(234,818)	(2,255)	(121)
USD/JPY	JPM	01/11/19	JPY	(1,631,800)	(15,668)	(842)
USD/JPY	JPM	01/16/19	JPY	(565,220)	(5,429)	(234)
USD/JPY	BCL	01/24/19	JPY	(312,130)	(3,000)	(112)
USD/JPY	DUB	01/24/19	JPY	(410,300)	(3,944)	(160)
USD/JPY	CIT	01/25/19	JPY	(465,783)	(4,477)	(153)
USD/JPY	JPM	01/25/19	JPY	(718,000)	(6,902)	(241)
USD/JPY	JPM	02/12/19	JPY	(928,860)	(8,941)	(236)
USD/JPY	CIT	02/14/19	JPY	(1,007,359)	(9,698)	(190)
USD/JPY	CIT	02/15/19	JPY	(389,130)	(3,747)	(34)
USD/KRW	CIT	04/16/18	KRW	(8,775,000)	(8,236)	(32)
USD/KRW	CIT	05/15/18	KRW	(11,730,000)	(11,021)	(485)
USD/KRW	CIT	05/21/18	KRW	(15,707,500)	(14,762)	(197)
USD/KRW	CIT	05/23/18	KRW	(8,462,000)	(7,953)	(107)
USD/KRW	DUB	05/31/18	KRW	(136,386,000)	(128,221)	(1,550)
USD/KRW	GSC	06/07/18	KRW	(23,982,000)	(22,552)	(349)
USD/KRW	CIT	06/20/18	KRW	(5,848,500)	(5,502)	(4)
					(1,504,653)	(9,889)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
EQUITY LINKED STRUCTURED NOTES 7.3%
Consumer Discretionary 1.4%
Merrill Lynch International & Co. Equity Linked Note
(General Motors Co.) (a)	600	22,064
Wells Fargo Bank NA Equity Linked Note
(Target Corp.) (a)	170	11,905
		33,969
Energy 0.7%
UBS AG Equity Linked Note
(Halliburton Co.) (a)	350	16,505
Industrials 2.2%
Deutsche Bank AG Equity Linked Note
(Union Pacific Corp.) (a)	187	24,847
Morgan Stanley Equity Linked Note
(Deere & Co.) (a)	223	28,053
		52,900
Information Technology 3.0%
Deutsche Bank AG Equity Linked Note
(Apple Inc.) (a)	165	26,830
Goldman Sachs International Equity Linked Note
(Intel Corp.) (a)	685	27,154
(Analog Devices Inc.) (a)	225	19,736
		73,720
Total Equity Linked Structured Notes (cost $176,532)		177,094
COMMON STOCKS 47.6%
Consumer Discretionary 3.1%
Comcast Corp. - Class A	128	4,364
Daimler AG	185	15,709
Ford Motor Co.	2,427	26,893
Target Corp.	406	28,154
		75,120
Consumer Staples 4.4%
Anheuser-Busch InBev NV - ADR	220	24,187
Coca-Cola Co.	595	25,841
Nestle SA	150	11,858
PepsiCo Inc.	187	20,400
Philip Morris International Inc.	174	17,296
Procter & Gamble Co.	100	7,928
		107,510
Energy 7.2%
Anadarko Petroleum Corp.	200	12,082
Baker Hughes a GE Co. LLC - Class A	315	8,748
BP Plc - ADR	500	20,270
Chevron Corp.	350	39,914
Exxon Mobil Corp.	150	11,191
Occidental Petroleum Corp.	273	17,734
Royal Dutch Shell Plc - Class A - ADR	800	51,048
Stone Energy Corp. (b)	213	7,890
Weatherford International Plc (b) (c)	1,000	2,290
Williams Cos. Inc.	140	3,480
		174,647
Financials 7.2%
AXA SA	500	13,327
Bank of America Corp.	990	29,690
JPMorgan Chase & Co.	375	41,239
MetLife Inc.	398	18,255
U.S. Bancorp	387	19,543
Wells Fargo & Co.	1,000	52,410
		174,464
Health Care 7.1%
AstraZeneca Plc	355	24,352
Eli Lilly & Co.	200	15,474
Medtronic Plc	215	17,247
Merck & Co. Inc.	648	35,313
Mylan NV (b) (d)	256	10,531
Pfizer Inc.	948	33,648
Roche Holding AG	50	11,477
Sanofi SA - ADR	610	24,449
		172,491
	Shares/Par[1]	Value ($)
Industrials 2.2%
CEVA Holdings LLC (b) (e) (f) (g)	2	1,125
Cummins Inc.	35	5,673
General Electric Co.	3,000	40,440
Republic Services Inc.	100	6,623
		53,861
Information Technology 4.8%
Apple Inc.	161	27,034
Intel Corp.	624	32,498
Microsoft Corp.	400	36,508
Oracle Corp.	275	12,593
Texas Instruments Inc.	79	8,176
		116,809
Materials 4.0%
BASF SE	300	30,505
DowDuPont Inc.	500	31,855
Rio Tinto Plc - ADR	660	34,010
		96,370
Real Estate 0.4%
Host Hotels & Resorts Inc.	575	10,718
Telecommunication Services 1.4%
BCE Inc.	180	7,746
Verizon Communications Inc.	520	24,866
		32,612
Utilities 5.8%
Dominion Energy Inc.	544	36,655
Duke Energy Corp.	326	25,286
Great Plains Energy Inc.	400	12,716
Sempra Energy	180	20,020
Southern Co.	900	40,194
Xcel Energy Inc.	111	5,048
		139,919
Total Common Stocks (cost $1,068,516)		1,154,521
PREFERRED STOCKS 1.1%
Financials 0.6%
Federal National Mortgage Association (b) (h) (i) (j)	—	1,043
Wells Fargo & Co. - Series L, 7.50% (i) (j)	10	12,900
		13,943
Industrials 0.0%
CEVA Holdings LLC - Series A-2 (b) (e) (f) (g) (j)	2	1,066
CEVA Holdings LLC - Series A-1 (b) (e) (f) (g) (j)	—	45
		1,111
Utilities 0.5%
NextEra Energy Inc., 6.37%, 09/01/18 (j)	150	10,904
Total Preferred Stocks (cost $23,285)		25,958
CORPORATE BONDS AND NOTES 34.6%
Consumer Discretionary 3.1%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a)	6,100	6,067
Argos Merger Sub Inc.
7.13%, 03/15/23 (a)	2,000	1,146
CCO Holdings LLC
5.13%, 02/15/23	3,500	3,520
5.00%, 02/01/28 (a)	2,000	1,877
DISH DBS Corp.
5.00%, 03/15/23 (c)	11,000	9,928
5.88%, 07/15/22 - 11/15/24	6,800	6,198
Fiat Chrysler Automobiles NV
5.25%, 04/15/23 (c)	5,600	5,732
iHeartCommunications Inc.
0.00%, 12/15/19 (b) (h)	4,356	3,437
KB Home
7.00%, 12/15/21	5,300	5,695
7.50%, 09/15/22	2,000	2,196
Shea Homes LP
5.88%, 04/01/23 (a)	3,000	3,025
6.13%, 04/01/25 (a)	3,000	3,024
Sirius XM Radio Inc.
6.00%, 07/15/24 (a)	2,400	2,472

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Tesla Inc.
5.30%, 08/15/25 (a) (c)	5,000	4,362
Univision Communications Inc.
5.13%, 05/15/23 (a)	10,000	9,525
Wynn Las Vegas LLC
5.50%, 03/01/25 (a)	5,500	5,505
5.25%, 05/15/27 (a)	750	736
		74,445
Consumer Staples 0.8%
CVS Health Corp.
4.10%, 03/25/25	2,100	2,116
4.30%, 03/25/28	3,500	3,518
5.05%, 03/25/48	1,600	1,681
JBS USA LLC
7.25%, 06/01/21 (a)	3,500	3,540
5.88%, 07/15/24 (a)	8,500	8,306
		19,161
Energy 6.5%
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (a)	10,000	10,804
Bill Barrett Corp.
7.00%, 10/15/22	8,000	8,088
8.75%, 06/15/25 (c)	7,500	8,103
Calumet Specialty Products Partners LP
6.50%, 04/15/21 (c)	2,860	2,783
7.63%, 01/15/22	3,000	2,965
Chesapeake Energy Corp.
4.97%, (3M US LIBOR + 3.25%), 04/15/19 (k)	2,500	2,492
6.13%, 02/15/21	15,000	15,080
4.88%, 04/15/22	5,500	5,133
8.00%, 12/15/22 - 06/15/27 (a) (c)	16,755	16,478
8.00%, 01/15/25 (a) (c)	15,000	14,479
5.50%, 09/15/26 (j)	2,500	2,152
Energy Transfer Equity LP
5.50%, 06/01/27 (c)	4,800	4,799
Kinder Morgan Inc.
5.63%, 11/15/23 (a)	3,000	3,209
7.75%, 01/15/32	1,000	1,269
McDermott International Inc.
8.00%, 05/01/21 (a) (c)	5,000	5,105
Sanchez Energy Corp.
7.75%, 06/15/21 (c)	7,500	6,952
Stone Energy Corp.
7.50%, 05/31/22	2,518	2,562
W&T Offshore Inc.
10.75%, 05/15/20 (a) (l)	2,177	2,083
10.00%, 06/15/21 (a) (l)	1,941	1,611
Weatherford International Ltd.
5.13%, 09/15/20 (c)	4,400	4,225
7.75%, 06/15/21 (c)	10,925	10,304
5.88%, 07/01/21 (j)	11,675	10,497
8.25%, 06/15/23	9,900	8,627
9.88%, 02/15/24 (c)	7,500	6,840
		156,640
Financials 5.7%
Bank of America Corp.
5.20%, (callable at 100 beginning 06/01/23) (c) (i)	2,500	2,488
6.10%, (callable at 100 beginning 03/17/25) (i)	4,000	4,210
6.25%, (callable at 100 beginning 09/05/24) (i)	2,500	2,650
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (a) (j)	15,000	18,878
Cemex Finance LLC
6.00%, 04/01/24 (a)	3,000	3,106
Citigroup Inc.
5.88%, (callable at 100 beginning 03/27/20) (i)	10,000	10,328
5.90%, (callable at 100 beginning 02/15/23) (i)	6,500	6,698
5.95%, (callable at 100 beginning 08/15/20) (i)	15,000	15,512
6.30%, (callable at 100 beginning 05/15/24) (i)	10,600	11,055
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a)	4,100	4,206
5.45%, 06/15/23 (a)	7,000	7,422
Horizon Pharma Financing Inc.
6.63%, 05/01/23	6,240	6,213
	Shares/Par[1]	Value ($)
iStar Financial Inc.
5.00%, 07/01/19	5,700	5,715
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (i)	12,000	12,122
5.15%, (callable at 100 beginning 05/01/23) (i)	2,000	1,993
6.10%, (callable at 100 beginning 10/01/24) (c) (i)	10,000	10,500
7.90%, (callable at 100 beginning 04/30/18) (i)	5,800	5,830
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (i)	2,500	2,567
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (i)	3,900	3,996
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	2,500	2,349
		137,838
Health Care 9.0%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (a)	4,500	4,451
Community Health Systems Inc.
8.00%, 11/15/19 (c)	38,000	34,255
7.13%, 07/15/20 (c)	11,000	8,992
6.88%, 02/01/22 (c)	50,000	28,938
6.25%, 03/31/23	8,000	7,362
DaVita HealthCare Partners Inc.
5.13%, 07/15/24	3,600	3,525
5.00%, 05/01/25	2,000	1,934
Endo Finance Co.
5.75%, 01/15/22 (a)	9,900	8,155
Endo Finance LLC
6.00%, 07/15/23 (a)	7,000	5,279
HCA Inc.
7.50%, 02/15/22	4,100	4,507
5.88%, 05/01/23	7,500	7,761
Impax Laboratories Inc.
2.00%, 06/15/22 (j)	1,000	995
Mallinckrodt International Finance SA
4.88%, 04/15/20 (a) (c)	3,000	2,855
5.75%, 08/01/22 (a) (c)	17,000	14,748
5.63%, 10/15/23 (a) (c)	4,100	3,328
Tenet Healthcare Corp.
4.38%, 10/01/21	9,500	9,382
8.13%, 04/01/22	19,000	19,808
6.75%, 06/15/23 (c)	20,000	19,604
THC Escrow Corp. III
5.13%, 05/01/25 (a) (c)	1,200	1,152
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (a)	6,014	6,052
6.38%, 10/15/20 (a)	2,295	2,326
7.50%, 07/15/21 (a)	5,000	5,036
6.50%, 03/15/22 (a)	2,200	2,274
5.88%, 05/15/23 (a)	6,200	5,478
7.00%, 03/15/24 (a)	3,400	3,544
6.13%, 04/15/25 (a)	4,700	4,050
9.00%, 12/15/25 (a)	2,500	2,488
		218,279
Industrials 0.8%
Cloud Crane LLC
10.13%, 08/01/24 (a)	3,000	3,322
TransDigm Inc.
6.00%, 07/15/22	500	510
United Rentals North America Inc.
5.75%, 11/15/24	4,800	4,993
XPO Logistics Inc.
6.50%, 06/15/22 (a)	10,000	10,325
		19,150
Information Technology 0.7%
BMC Software Finance Inc.
8.13%, 07/15/21 (a)	6,000	5,983
First Data Corp.
7.00%, 12/01/23 (a)	8,900	9,352
Olympus Merger Sub Inc.
8.50%, 10/15/25 (a)	3,000	2,901
		18,236

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Materials 1.9%
Ardagh Packaging Finance Plc
7.25%, 05/15/24 (a)	2,900	3,082
BWAY Holding Co.
5.50%, 04/15/24 (a)	5,000	5,029
7.25%, 04/15/25 (a)	11,000	11,241
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a) (c)	20,000	22,025
5.13%, 05/15/24 (a) (c)	4,400	4,359
		45,736
Real Estate 0.5%
Equinix Inc.
5.38%, 05/15/27	5,000	5,075
Iron Mountain Inc.
5.75%, 08/15/24	7,500	7,265
		12,340
Telecommunication Services 3.0%
CommScope Inc.
5.50%, 06/15/24 (a)	6,000	6,135
Sprint Capital Corp.
6.90%, 05/01/19	5,000	5,165
Sprint Corp.
7.88%, 09/15/23	9,400	9,595
7.13%, 06/15/24	5,500	5,365
7.63%, 03/01/26	10,000	9,763
Sprint Nextel Corp.
7.00%, 08/15/20	5,000	5,203
11.50%, 11/15/21	7,500	8,757
6.00%, 11/15/22	3,000	2,953
Sprint Spectrum Co. LLC
5.15%, 03/20/28 (a)	6,500	6,532
Virgin Media Secured Finance Plc
5.50%, 01/15/25 (a)	9,000	8,814
Zayo Group LLC
6.00%, 04/01/23	5,000	5,138
		73,420
Utilities 2.6%
AES Corp.
4.88%, 05/15/23	1,000	1,015
Calpine Corp.
5.38%, 01/15/23 (c)	15,000	14,402
5.75%, 01/15/25 (c)	6,500	5,946
Dynegy Inc.
6.75%, 11/01/19	11,342	11,550
7.38%, 11/01/22	17,000	17,905
Ferrellgas Partners LP
6.50%, 05/01/21 (c)	2,700	2,587
InterGen NV
7.00%, 06/30/23 (a)	10,000	10,000
		63,405
Total Corporate Bonds And Notes (cost $848,484)		838,650
SENIOR LOAN INTERESTS 3.7%
Consumer Discretionary 1.1%
Academy Ltd.
Term Loan, 5.66%, (3M LIBOR + 4.00%), 07/16/22 (k)	3,523	2,801
Belk Inc.
Term Loan, 6.46%, (3M LIBOR + 4.75%), 11/18/22 (k)	9,790	8,469
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (b) (h)	20,000	15,777
		27,047
Consumer Staples 0.2%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 01/26/24 (k)	2,487	2,484
2nd Lien Term Loan, 9.19%, (3M LIBOR + 7.50%), 01/27/25 (k)	2,800	2,804
		5,288
	Shares/Par[1]	Value ($)
Energy 0.1%
Talen Energy Supply LLC
Term Loan B-1, 5.88%, (3M LIBOR + 4.00%), 07/15/23 (k)	2,977	2,920
Health Care 0.5%
Amneal Pharmaceuticals LLC
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/23/25 (k) (m)	10,500	10,500
Community Health Systems Inc.
Term Loan H, 4.98%, (3M LIBOR + 3.00%), 01/27/21 (f) (g) (k)	1,024	983
		11,483
Industrials 0.6%
Ceva Group Plc
Term Loan, 6.50%, (3M LIBOR + 5.50%), 03/12/21 (e) (f) (g) (k)	1,216	1,186
Ceva Intercompany BV
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/18/21 (k)	1,235	1,211
Ceva Logistics Canada ULC
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/18/21 (k)	213	209
Ceva Logistics US Holdings Inc.
Term Loan, 7.27%, (3M LIBOR + 5.50%), 03/12/21 (k)	1,703	1,670
Cortes NP Acquisition Corp.
Term Loan B, 5.67%, (3M LIBOR + 4.00%), 11/30/23 (k)	3,385	3,397
West Corp.
Term Loan, 5.88%, (3M LIBOR + 4.00%), 10/03/24 (k)	6,598	6,654
		14,327
Information Technology 0.7%
Almonde Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.50%), 04/26/24 (k)	6,467	6,459
MH Sub I LLC
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.75%), 08/09/24 (k)	7,273	7,272
Term Loan, 5.53%, (3M LIBOR + 7.50%), 08/16/25 (k)	3,200	3,228
		16,959
Telecommunication Services 0.1%
Securus Technologies Holdings Inc.
Term Loan, 9.90%, (3M LIBOR + 8.25%), 06/30/25 (k)	2,200	2,219
Utilities 0.4%
Intergen NV
Term Loan, 6.15%, (1M LIBOR + 4.50%), 06/13/20 (k)	5,969	5,994
Talen Energy Supply LLC
Term Loan B-2, 5.65%, (3M LIBOR + 4.00%), 04/07/24 (k)	3,964	3,888
		9,882
Total Senior Loan Interests (cost $95,034)		90,125
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (b) (e) (f) (g) (n)	100	1
Impax Laboratories Inc. Escrow (b) (e) (f) (g) (n)	1,000	6
Total Other Equity Interests (cost $0)		7
SHORT TERM INVESTMENTS 12.8%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 1.55% (o) (p)	115,804	115,804
Securities Lending Collateral 8.0%
Securities Lending Cash Collateral Fund LLC, 1.69% (o) (p)	193,238	193,238
Total Short Term Investments (cost $309,042)		309,042
Total Investments 107.1% (cost $2,520,893)		2,595,397
Other Derivative Instruments (0.0)%		(77)
Other Assets and Liabilities, Net (7.1)%		(171,577)
Total Net Assets 100.0%		2,423,743

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $496,725 and 20.5%, respectively.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) All or a portion of the security is subject to a written call option.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.8% of the Fund’s net assets.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ceva Group Plc, Term Loan, 6.50%, 03/12/21	01/19/18	1,208	1,186	0.1
CEVA Holdings LLC - Series A-1	05/02/13	72	45	—
CEVA Holdings LLC	07/23/12	3,602	1,125	0.1
CEVA Holdings LLC - Series A-2	07/23/12	2,444	1,066	—
Community Health Systems Inc., Term Loan H, 4.98%, 01/27/21	01/19/18	1,021	983	—
General Motors Co. Escrow	04/25/10	—	1	—
Impax Laboratories Inc. Escrow	11/15/17	—	6	—
		8,347	4,412	0.2

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Mylan NV	Call	45.00	04/20/18	2,558	(77)
					(77)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton International Small Cap Growth Fund
COMMON STOCKS 94.5%
Belgium 1.0%
Barco NV	33	4,115
Ontex Group NV (a)	125	3,348
		7,463
Bermuda 6.0%
Arch Capital Group Ltd. (b)	139	11,937
Axis Capital Holdings Ltd.	31	1,780
Liberty Latin America Ltd. - Class A (b)	620	12,051
Liberty Latin America Ltd. - Class C (b)	205	3,915
RenaissanceRe Holdings Ltd.	108	15,001
		44,684
Brazil 1.1%
Camil Alimentos SA	1,601	3,623
Grendene SA	276	2,290
M Dias Branco SA	153	2,365
		8,278
Canada 8.0%
Alamos Gold Inc. - Class A	305	1,590
Badger Daylighting Ltd. (a)	166	3,328
Canaccord Genuity Group Inc.	565	3,042
Canada Goose Holdings Inc. (a) (b)	27	893
Canadian Western Bank (a)	134	3,446
Fairfax Financial Holdings Ltd.	31	15,866
Fairfax India Holdings Corp. (b)	1,287	22,392
Genworth MI Canada Inc. (a)	34	1,088
Gran Tierra Energy Inc. (b)	727	2,020
Mullen Group Ltd (a)	208	2,376
Russel Metals Inc.	63	1,374
ShawCor Ltd.	126	2,386
		59,801
China 4.1%
58.Com Inc. - Class A - ADR (b)	317	25,284
China ZhengTong Auto Services Holdings Ltd. (a)	2,367	1,738
Hollysys Automation Technologies Ltd.	73	1,807
Shanghai Haohai Biological Technology Co. Ltd. - Class H	226	1,414
		30,243
Denmark 4.8%
ISS A/S	420	15,490
Nilfisk Holding A/S (b)	43	2,032
Scandinavian Tobacco Group A/S	1,034	18,320
		35,842
Finland 2.6%
Amer Sports Oyj - Class A (a)	190	5,862
Huhtamaki Oyj - Class I	122	5,354
Outotec Oyj (b)	185	1,655
Uponor Oyj	382	6,389
		19,260
France 3.6%
Beneteau SA	427	9,318
Elior (a)	386	8,414
Elis SA	355	8,814
		26,546
Germany 2.9%
Gerresheimer AG	56	4,623
Jenoptik AG	122	4,318
Rational AG	7	4,716
Stabilus SA	44	4,174
Zooplus AG (b)	21	3,785
		21,616
Greece 0.7%
Diana Shipping Inc. (b)	1,398	5,116
Hong Kong 5.3%
Goodbaby International Holdings Ltd.	5,095	3,494
Greatview Aseptic Packaging Co. Ltd.	3,503	2,358
Hang Lung Group Ltd.	5,079	16,658
PAX Global Technology Ltd. (a)	4,841	2,198
	Shares/Par[1]	Value ($)
Stella International Holdings Ltd.	682	910
Techtronic Industries Co.	773	4,568
Value Partners Group Ltd.	2,894	2,705
VTech Holdings Ltd. (a)	233	2,960
Xtep International Holdings Ltd.	5,983	3,330
		39,181
India 0.7%
Dewan Housing Finance Corp. Ltd.	639	5,055
Ireland 5.8%
C&C Group Plc	514	1,687
Grafton Group Plc	1,794	19,413
Green REIT Plc	4,909	9,151
Total Produce Plc	4,438	13,132
		43,383
Italy 2.1%
Azimut Holding SpA	116	2,498
Interpump Group SpA	156	5,267
Technogym SpA	530	6,260
Tod's SpA (a)	22	1,602
		15,627
Japan 10.8%
Anicom Holdings Inc.	117	4,844
Asahi Co. Ltd.	83	1,021
Asics Corp.	251	4,700
Bandai Namco Holdings Inc.	513	16,577
Bunka Shutter Co. Ltd.	287	2,823
Capcom Co. Ltd.	126	2,910
Daibiru Corp.	232	2,725
Descente Ltd	151	2,415
Dowa Holdings Co. Ltd.	93	3,332
Fuji Oil Holdings Inc.	116	3,552
Gulliver International Co. Ltd.	434	3,077
Idec Corp.	72	1,762
Kobayashi Pharmaceutical Co. Ltd.	64	4,561
Meitec Corp.	75	4,129
Morita Holdings Corp.	102	1,940
N Field Co. Ltd.	142	2,629
Nihon Parkerizing Co. Ltd.	180	2,975
Square Enix Holdings Co. Ltd.	21	934
Sumitomo Rubber Industries Inc.	166	3,065
TechnoPro Holdings Inc.	57	3,430
Tsumura & Co.	168	5,878
Ushio Inc.	92	1,244
		80,523
Luxembourg 0.5%
Grand City Properties SA	139	3,343
Netherlands 2.2%
Aalberts Industries NV	26	1,313
Accell Group	75	1,628
Arcadis NV (a)	189	3,722
Beter Bed Holding NV (a)	73	839
Sligro Food Group NV	167	9,138
		16,640
Norway 0.9%
Ekornes ASA	96	1,347
Tomra Systems ASA	143	2,988
XXL ASA	202	2,088
		6,423
Philippines 0.3%
Metropolitan Bank & Trust Co.	312	516
Vista Land & Lifescapes Inc	12,378	1,544
		2,060
Poland 0.4%
CCC SA	39	2,638
Singapore 0.8%
Haw Par Corp. Ltd.	167	1,589
Straits Trading Co. Ltd.	2,687	4,636
		6,225
South Korea 1.5%
BNK Financial Group Inc.	312	3,125
DGB Financial Group Inc.	391	4,303

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Hyundai Mipo Dockyard Co. Ltd. (b)	28	2,646
Korea Investment Holdings Co. Ltd.	16	1,227
		11,301
Spain 3.6%
Construcciones y Auxiliar de Ferrocarriles SA	84	4,338
Lar Espana Real Estate Socimi SA	1,214	14,567
Zardoya Otis SA	790	7,938
		26,843
Sweden 4.2%
Bulten AB	37	499
Cloetta Fazer AB - Class B	3,912	14,905
Duni AB	75	1,043
Dustin Group AB	741	6,578
Granges AB	133	1,562
Tethys Oil AB	169	1,365
Thule Group AB (c)	257	5,573
		31,525
Switzerland 3.2%
Bucher Industries AG	13	5,278
Logitech International SA (a)	64	2,357
Panalpina Welttransport Holding AG (a)	100	12,577
Tecan Group AG	8	1,771
Vontobel Holding AG	31	1,906
		23,889
Taiwan 2.2%
Chicony Electronics Co. Ltd.	1,084	2,770
Giant Manufacturing Co. Ltd.	614	3,251
King Yuan Electronics Co. Ltd.	4,217	4,417
Merida Industry Co. Ltd.	424	2,006
Tripod Technology Corp.	1,240	4,223
		16,667
Thailand 0.2%
LPN Development PCL	3,940	1,304
Turkey 0.2%
Mavi Jeans (b)	92	1,272
United Arab Emirates 1.3%
Borr Drilling Ltd. (b)	1,990	9,878
United Kingdom 11.5%
Bellway Plc	27	1,155
Bovis Homes Group Plc	71	1,138
Carpetright Plc (b)	909	523
Clarkson Plc	449	19,025
DFS Furniture Plc	68	176
Greggs Plc	227	3,929
Headlam Group Plc	1,365	8,547
John Wood Group Plc	2,271	17,238
LivaNova Plc (b)	7	610

	Shares/Par[1]	Value ($)
Man Group Plc	1,874	4,506
Oxford Instruments Plc	154	1,604
PageGroup Plc	2,153	16,267
Serco Group Plc (b)	2,797	3,470
SIG Plc	1,316	2,512
Sthree Plc	1,048	4,768
		85,468
United States of America 2.0%
Kennedy-Wilson Holdings Inc.	868	15,100
Total Common Stocks (cost $596,950)		703,194
PREFERRED STOCKS 0.3%
Brazil 0.3%
Alpargatas SA	365	1,852
Total Preferred Stocks (cost $1,028)		1,852
RIGHTS 0.0%
Philippines 0.0%
Metropolitan Bank & Trust Co. (b) (d)	79	16
Total Rights (cost $0)		16
INVESTMENT COMPANIES 0.5%
United States of America 0.5%
iShares MSCI EAFE Small Cap Index ETF (a)	59	3,820
Total Investment Companies (cost $3,849)		3,820
SHORT TERM INVESTMENTS 7.4%
Investment Companies 4.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (e) (f)	32,114	32,114
Securities Lending Collateral 3.1%
Securities Lending Cash Collateral Fund LLC, 1.69% (e) (f)	22,781	22,781
Total Short Term Investments (cost $54,895)		54,895
Total Investments 102.7% (cost $656,722)		763,777
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (2.7)%		(19,791)
Total Net Assets 100.0%		743,988

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Thule Group AB	08/26/15	3,534	5,573	0.7
		3,534	5,573	0.7

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	MSC	04/02/18	BRL	222	67	1
BRL/USD	MSC	04/03/18	BRL	4	1	—
CAD/USD	UBS	04/02/18	CAD	40	31	—
HKD/USD	CSI	04/03/18	HKD	1,224	156	—
HKD/USD	BOA	04/04/18	HKD	687	88	—
JPY/USD	DUB	04/03/18	JPY	7,612	72	—
NOK/USD	TDB	04/03/18	NOK	201	26	—
NOK/USD	JPM	04/04/18	NOK	40	5	—
PLN/USD	BNY	04/03/18	PLN	1,072	313	(2)
PLN/USD	JPM	04/03/18	PLN	510	149	—
SEK/USD	BNY	04/03/18	SEK	964	115	—
SEK/USD	JPM	04/04/18	SEK	198	24	—
SGD/USD	GSC	04/02/18	SGD	23	17	—
SGD/USD	DUB	04/03/18	SGD	75	57	—
SGD/USD	HSB	04/04/18	SGD	60	46	—
USD/EUR	BNY	04/03/18	EUR	(654)	(804)	2
USD/EUR	JPM	04/03/18	EUR	(90)	(111)	—
USD/EUR	CIT	04/04/18	EUR	(427)	(526)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/GBP	BNY	04/03/18	GBP	(190)	(266)	1
USD/GBP	JPM	04/03/18	GBP	(183)	(257)	1
USD/GBP	TDB	04/04/18	GBP	(11)	(16)	—
USD/JPY	DUB	04/02/18	JPY	(10,083)	(95)	—
USD/JPY	BCL	04/03/18	JPY	(25,382)	(239)	(1)
					(1,147)	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS 90.0%
Consumer Discretionary 11.8%
Charter Communications Inc. - Class A (a)	69	21,578
Comcast Corp. - Class A	404	13,801
DISH Network Corp. - Class A (a)	236	8,929
General Motors Co.	374	13,593
Goodyear Tire & Rubber Co.	199	5,284
Relx Plc	259	5,326
Sky Plc	953	17,362
Time Warner Inc.	302	28,596
Walt Disney Co.	218	21,886
		136,355
Consumer Staples 9.4%
Altria Group Inc.	189	11,796
British American Tobacco Plc - ADR	133	7,675
British American Tobacco Plc	343	19,877
CVS Health Corp.	250	15,546
Energizer Holdings Inc.	142	8,473
Imperial Brands Plc	139	4,748
Kroger Co.	684	16,379
PepsiCo Inc.	99	10,787
Rite Aid Corp. (a) (b)	736	1,236
Walgreens Boots Alliance Inc.	186	12,191
		108,708
Energy 9.4%
Anadarko Petroleum Corp.	308	18,588
Baker Hughes a GE Co. LLC - Class A	300	8,331
BP Plc	1,156	7,783
Kinder Morgan Inc.	955	14,381
Marathon Oil Corp.	899	14,503
McDermott International Inc. (a)	494	3,007
Plains GP Holdings LP - Class A (a)	291	6,325
Royal Dutch Shell Plc - Class A	408	12,976
Royal Dutch Shell Plc - Class A	308	9,682
Williams Cos. Inc.	526	13,081
		108,657
Financials 19.8%
Alleghany Corp.	31	19,274
Ally Financial Inc.	227	6,154
American International Group Inc.	421	22,917
Barclays Plc	2,860	8,332
Capital One Financial Corp.	141	13,468
Chubb Ltd.	97	13,218
CIT Group Inc.	232	11,941
Citigroup Inc.	270	18,257
Citizens Financial Group Inc.	560	23,490
FCB Financial Holdings Inc. - Class A (a)	41	2,077
Guaranty Bancorp	10	275
Hartford Financial Services Group Inc.	176	9,068
JPMorgan Chase & Co.	222	24,442
MetLife Inc.	285	13,089
VICI Properties Inc.	21	392
Voya Financial Inc.	278	14,065
Wells Fargo & Co.	416	21,825
XL Group Ltd.	121	6,709
		228,993
Health Care 11.2%
Eli Lilly & Co.	376	29,100
Medtronic Plc	470	37,726
Merck & Co. Inc.	617	33,612
Novartis AG - ADR	301	24,319
Stryker Corp.	25	3,957
		128,714
Industrials 6.7%
BAE Systems Plc	1,250	10,232
Chicago Bridge & Iron Co. NV	108	1,549
CNH Industrial NV	764	9,446
Fluor Corp.	150	8,564
General Electric Co.	1,630	21,972
Johnson Controls International Plc	227	7,996
	Shares/Par[1]	Value ($)
Sensata Technologies Holding Plc (a)	328	16,999
		76,758
Information Technology 13.3%
CA Inc.	430	14,567
Cisco Systems Inc.	600	25,719
Cognizant Technology Solutions Corp. - Class A	242	19,480
Dell Technologies Inc. - Class V (a)	60	4,418
Hewlett Packard Enterprise Co.	611	10,712
Microsoft Corp.	319	29,096
Nokia Oyj - ADR	823	4,502
Nokia Oyj	1,026	5,683
Samsung Electronics Co. Ltd.	8	19,659
Symantec Corp.	774	20,020
		153,856
Materials 4.6%
International Paper Co.	270	14,449
LafargeHolcim Ltd.	148	8,120
Monsanto Co.	120	13,969
ThyssenKrupp AG	302	7,887
Warrior Met Coal Inc. (c) (d)	87	2,434
WestRock Co.	91	5,833
		52,692
Real Estate 1.4%
Alexander's Inc.	8	3,049
JBG Smith Properties	56	1,879
Vornado Realty Trust	158	10,625
		15,553
Telecommunication Services 1.4%
Avaya Holdings Corp. (a)	110	2,466
Koninklijke KPN NV	2,455	7,387
Vodafone Group Plc	2,220	6,067
		15,920
Utilities 1.0%
PG&E Corp.	148	6,487
Vistra Energy Corp. (a)	266	5,549
		12,036
Total Common Stocks (cost $902,003)		1,038,242
RIGHTS 0.0%
Utilities 0.0%
Vistra Energy Corp. (a)	266	146
Total Rights (cost $0)		146
WARRANTS 0.0%
Avaya Holdings Corp. (a)	39	214
Total Warrants (cost $92)		214
CORPORATE BONDS AND NOTES 1.4%
Consumer Discretionary 0.5%
iHeartCommunications Inc.
0.00%, 12/15/19 (a) (e)	7,449	5,877
Telecommunication Services 0.9%
Frontier Communications Corp.
10.50%, 09/15/22	6,439	5,390
11.00%, 09/15/25	7,214	5,412
		10,802
Total Corporate Bonds And Notes (cost $19,568)		16,679
SENIOR LOAN INTERESTS 1.3%
Consumer Discretionary 1.3%
Belk Inc.
Term Loan, 6.46%, (3M LIBOR + 4.75%), 11/18/22 (f)	1,564	1,353
Clear Channel Communications Inc.
Term Loan, 0.00%, 07/30/19 (a) (e)	1,395	1,096
Cumulus Media Holdings Inc.
Term Loan, 4.90%, (3M LIBOR + 3.25%), 12/31/20 (f)	4,402	3,698
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (a) (e)	4,339	3,423
Toys R Us Inc.
Term Loan, 10.40%, (3M LIBOR + 6.75%), 01/18/19 (c) (d) (f)	3,178	3,173

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Term Loan, 0.00%, 03/15/20 (a) (c) (d) (e)	5,812	2,217
Total Senior Loan Interests (cost $19,446)		14,960
OTHER EQUITY INTERESTS 0.1%
Avaya Inc. Escrow (a) (c) (d) (g) (h)	3,139	—
Avaya Inc. Escrow (a) (c) (d) (g) (h)	546	—
Avaya Inc. Escrow (a) (c) (d) (g) (h)	4,317	—
Avaya Inc. Escrow (a) (c) (d) (g) (h)	1,008	—
Avaya Inc. Escrow (a) (c) (d) (g) (h)	9,561	—
Lehman Brothers Holdings Inc. Bankruptcy Claims (a) (h)	27,190	585
Texas Competitive Electric Holdings Co. LLC Escrow (a) (h)	15,864	142
Tribune Co. Escrow Litigation Interests (a) (c) (d) (g) (h)	67	—
Total Other Equity Interests (cost $1,437)		727
SHORT TERM INVESTMENTS 7.0%
Investment Companies 6.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (i) (j)	70,628	70,628
Securities Lending Collateral 0.1%
Securities Lending Cash Collateral Fund LLC, 1.69% (i) (j)	1,200	1,200
Treasury Securities 0.8%
U.S. Treasury Bill
1.60%, 07/05/18 (k) (l)	2,000	1,991
1.62%, 07/19/18 (l)	1,000	995
1.64%, 07/26/18 (k) (l)	3,000	2,983
1.90%, 09/13/18 (l)	3,000	2,975
		8,944
Total Short Term Investments (cost $80,774)		80,772
Total Investments 99.8% (cost $1,023,320)		1,151,740
Other Derivative Instruments 0.0%		174
Other Assets and Liabilities, Net 0.2%		2,084
Total Net Assets 100.0%		1,153,998

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.1% of the Fund’s net assets.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avaya Inc. Escrow	01/11/18	—	—	—
Avaya Inc. Escrow	01/24/18	—	—	—
Avaya Inc. Escrow	01/24/18	—	—	—
Avaya Inc. Escrow	12/26/17	—	—	—
Avaya Inc. Escrow	12/30/16	—	—	—
Toys R Us Inc., Term Loan, 10.40%, 01/18/19	01/18/18	3,157	3,173	0.3
Toys R Us Inc., Term Loan, 0.00%, 03/15/20	10/10/14	5,586	2,217	0.2
Tribune Co. Escrow Litigation Interests	02/22/13	—	—	—
Warrior Met Coal Inc.	04/21/15	498	2,434	0.2
		9,241	7,824	0.7

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	04/18/18	EUR	209	258	(3)
EUR/USD	BOA	04/18/18	EUR	299	368	—
EUR/USD	HSB	04/18/18	EUR	560	691	(5)
EUR/USD	HSB	04/18/18	EUR	320	393	—
USD/EUR	BOA	04/18/18	EUR	(39,123)	(48,190)	(7)
USD/GBP	BOA	04/24/18	GBP	(45,736)	(64,226)	441
USD/KRW	HSB	05/11/18	KRW	(20,450,974)	(19,212)	(252)
					(129,918)	174

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.2%
Academic Loan Funding Trust
Series 2012-A2-1A, 2.97%, (1M US LIBOR + 1.10%), 12/27/44 (a) (b)	5,693	5,707
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-ASP4, REMIC, 2.03%, (1M US LIBOR + 0.16%), 08/25/36 (a)	882	859
ACIS CLO Ltd.
Series 2014-A-4A, 3.19%, (3M US LIBOR + 1.42%), 05/01/26 (a) (b)	4,066	4,067
Adjustable Rate Mortgage Trust
Series 2004-2A1-5, REMIC, 3.64%, 04/25/35 (a)	104	105
Amortizing Residential Collateral Trust
Series 2002-M2-BC6, REMIC, 3.67%, (1M US LIBOR + 1.80%), 08/25/32 (a)	14	13
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2003-M2-HE2, REMIC, 4.63%, (1M US LIBOR + 2.85%), 04/15/33 (a)	1	1
Banc of America Funding Trust
Series 2006-A2-8T2, REMIC, 5.79%, 10/25/36	26	24
Banc of America Mortgage Securities Inc.
Series 2005-2A1-H, REMIC, 3.58%, 09/25/35 (a)	203	201
Bank of America Student Loan Trust
Series 2010-A-1A, 2.55%, (3M US LIBOR + 0.80%), 02/25/43 (a) (b)	1,045	1,049
BlueMountain CLO Ltd.
Series 2014-AR-2A, 2.67%, (3M US LIBOR + 0.93%), 07/20/26 (a) (b)	5,650	5,650
Catamaran CLO Ltd.
Series 2013-AR-1A, 2.36%, (3M US LIBOR + 0.85%), 01/27/28 (a) (b)	5,250	5,262
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A1A-10, REMIC, 3.75%, 12/25/35 (a)	547	468
Countrywide Alternative Loan Trust
Series 2005-A1-38, REMIC, 2.78%, (12M US Federal Reserve Cumulative Average CMT + 1.50%), 09/25/35 (a)	101	100
Countrywide Asset-Backed Certificates
Series 2004-M4-5, REMIC, 3.75%, (1M US LIBOR + 1.88%), 06/25/34 (a)	66	67
Credit Suisse European Mortgage Capital Ltd.
Series 2015-A-1HWA, 2.75%, (3M EU EURIBOR + 2.75%), 04/20/20, EUR (a) (c) (d) (e)	2,084	2,552
Crown Point CLO III Ltd.
Series 2015-A1AR-3A, 2.64%, (3M US LIBOR + 0.91%), 12/31/27 (a) (b)	7,850	7,851
ECMC Group Student Loan Trust
Series 2016-A-1A, 3.22%, (1M US LIBOR + 1.35%), 02/25/29 (a) (b)	4,380	4,438
Edsouth Indenture No. 1 LLC
Series 2010-A1-1, 2.60%, (1M US LIBOR + 0.85%), 07/25/23 (a) (b)	158	158
EFS Volunteer No. 2 LLC
Series 2012-A2-1, 3.22%, (1M US LIBOR + 1.35%), 03/25/36 (a) (b)	5,500	5,596
EFS Volunteer No. 3 LLC
Series 2012-A3-1, 2.87%, (1M US LIBOR + 1.00%), 04/25/33 (a) (b)	3,450	3,499
GCO Education Loan Funding Trust
Series 2006-A8L-1, 2.07%, (3M US LIBOR + 0.13%), 05/25/25 (a)	591	590
GMAC Mortgage Corp. Loan Trust
Series 2007-1A1-HE3, REMIC, 6.95%, 09/25/37 (a)	34	34
Series 2007-2A1-HE3, REMIC, 7.00%, 09/25/37	131	134
GSAA Home Equity Trust
Series 2007-2A2A-5, REMIC, 2.10%, (1M US LIBOR + 0.23%), 05/25/37 (a)	2,658	1,867
GSMPS Mortgage Loan Trust
Series 2005-A1-LT1, 2.33%, (1M US LIBOR + 0.46%), 02/25/35 (a) (b)	5	5
Halcyon Loan Advisors Funding Ltd.
Series 2014-A1R-1A, 2.86%, (3M US LIBOR + 1.13%), 04/18/26 (a) (b)	2,550	2,550
	Shares/Par[1]	Value ($)
Series 2015-A-2A, REMIC, 3.14%, (3M US LIBOR + 1.39%), 07/25/27 (a) (b)	4,600	4,605
ICG US CLO Ltd.
Series 2014-A1R-1A, 2.59%, (3M US LIBOR + 1.22%), 01/20/30 (a) (b)	4,150	4,183
Impac CMB Trust
Series 2004-2A-10, REMIC, 2.51%, (1M US LIBOR + 0.64%), 03/25/35 (a) (e)	51	47
Luminent Mortgage Trust
Series 2006-1A1-7, REMIC, 2.05%, (1M US LIBOR + 0.18%), 12/25/36 (a)	1,753	1,597
Madison Park Funding XXX Ltd.
Series 2018-A-30A, 0.00%, 04/15/29 (a) (b)	7,700	7,683
MASTR Adjustable Rate Mortgages Trust
Series 2004-5A1-12, REMIC, 3.71%, 10/25/34 (a)	87	88
Series 2004-1A1-15, REMIC, 4.05%, 12/25/34 (a)	44	45
Series 2006-4A1B-OA2, REMIC, 2.48%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 12/25/46 (a)	1,311	1,298
MASTR Seasoned Securities Trust
Series 2005-4A1-2, REMIC, 3.66%, 10/25/32 (a)	90	93
Montana Higher Education Student Assistance Corp.
Series 2012-A3-1, REMIC, 2.87%, (1M US LIBOR + 1.05%), 04/20/29 (a)	3,100	3,139
Morgan Stanley Mortgage Loan Trust
Series 2004-2A1-6AR, REMIC, 3.80%, 08/25/34 (a)	40	41
Series 2006-2A3-3AR, REMIC, 3.58%, 03/25/36 (a)	746	662
Navient Student Loan Trust
Series 2016-A-7A, 3.02%, (1M US LIBOR + 1.15%), 12/25/28 (a) (b)	4,421	4,490
Series 2016-A-5A, 3.12%, (1M US LIBOR + 1.25%), 12/25/28 (a) (b)	9,884	10,128
NCUA Guaranteed Notes Trust
Series 2011-A4-M1, REMIC, 3.00%, 06/12/19	1,900	1,916
Nelnet Student Loan Trust
Series 2006-A6-1, 2.37%, (3M US LIBOR + 0.45%), 08/23/36 (a) (b)	5,450	5,349
Northstar Education Finance Inc.
Series 2007-A1-1, 1.79%, (3M US LIBOR + 0.10%), 04/28/30 (a)	933	928
OCP CLO Ltd.
Series 2014-A1R-5A, 2.90%, (3M US LIBOR + 1.08%), 04/26/31 (a) (b)	4,650	4,648
OFSI Fund VII Ltd.
Series 2014-AR-7A, 2.63%, (3M US LIBOR + 0.90%), 10/18/26 (a) (b)	1,300	1,300
Panhandle-Plains Higher Education Authority Inc.
Series 2010-A1-2, REMIC, 2.82%, (3M US LIBOR + 1.13%), 01/01/24 (a)	916	923
Residential Accredit Loans Inc. Trust
Series 2005-A1-QO5, REMIC, 2.28%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 01/25/46 (a)	547	490
Sail Net Interest Margin Notes
Series 2003-A-3, 7.75%, 04/27/33 (b)	6	11
Series 2004-A-2A, 5.50%, 03/27/34 (b)	45	17
Scholar Funding Trust
Series 2010-A-A, 2.51%, (3M US LIBOR + 0.75%), 04/28/35 (a) (b)	1,510	1,502
SLM Student Loan Trust
Series 2007-A4-7, 2.08%, (3M US LIBOR + 0.33%), 01/25/22 (a)	1,988	1,955
Series 2007-A4-2, 1.81%, (3M US LIBOR + 0.06%), 07/25/22 (a)	4,800	4,676
Series 2008-A4-4, 3.40%, (3M US LIBOR + 1.65%), 07/25/22 (a)	1,853	1,896
Series 2008-A3-2, 2.50%, (3M US LIBOR + 0.75%), 04/25/23 (a)	776	774
Series 2008-A4-8, 3.25%, (3M US LIBOR + 1.50%), 04/25/23 (a)	1,800	1,835
Series 2008-A4-6, 2.85%, (3M US LIBOR + 1.10%), 07/25/23 (a)	2,872	2,893
Series 2008-A4-5, 3.45%, (3M US LIBOR + 1.70%), 07/25/23 (a)	6,102	6,266

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Series 2005-A3-4, 1.87%, (3M US LIBOR + 0.12%), 01/25/27 (a)	3,712	3,699
Series 2003-A5A-1, 2.23%, (3M US LIBOR + 0.11%), 12/15/32 (a) (b)	3,758	3,613
Series 2003-A5A-7A, 3.32%, (3M US LIBOR + 1.20%), 12/15/33 (a) (b)	4,016	4,091
Series 2004-A6-8A, 2.38%, (3M US LIBOR + 0.63%), 01/25/40 (a) (b)	2,650	2,649
Station Place Securitization Trust
Series 2015-A-2, 2.81%, (1M US LIBOR + 1.05%), 05/15/18 (a) (b)	2,000	2,000
Structured Asset Mortgage Investments II Trust
Series 2005-2A1-AR3, REMIC, 3.54%, 08/25/35 (a)	44	44
Voya CLO Ltd.
Series 2014-A1R-4A, 2.67%, (3M US LIBOR + 0.95%), 10/14/26 (a) (b)	8,300	8,301
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2004-A2-AR3, REMIC, 3.27%, 06/25/34 (a)	184	193
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2A3-AR8, REMIC, 3.60%, 04/25/36 (a) (e)	38	38
WhiteHorse VIII Ltd.
Series 2014-AR-1A, 2.28%, 05/01/26 (b)	2,400	2,401
Total Non-U.S. Government Agency Asset-Backed Securities (cost $153,074)		155,354
CORPORATE BONDS AND NOTES 21.9%
Consumer Discretionary 1.1%
21st Century Fox America Inc.
6.15%, 03/01/37	300	371
Amazon.com Inc.
3.88%, 08/22/37 (b)	725	723
Charter Communications Operating LLC
4.46%, 07/23/22	1,625	1,659
4.91%, 07/23/25	2,200	2,248
Comcast Corp.
3.38%, 08/15/25	2,275	2,225
Dollar Tree Inc.
5.75%, 03/01/23	400	418
Expedia Inc.
3.80%, 02/15/28	950	882
Hartford Financial Services Group Inc.
5.13%, 04/15/22	250	267
Maquinaria Especializada MXO S.A.P.I. de C.V.
0.00%, 04/13/21 (c) (d) (e) (f) (g)	99	—
Rensselaer Polytechnic Institute
5.60%, 09/01/20	2,300	2,429
Time Warner Cable Inc.
5.88%, 11/15/40	425	443
5.50%, 09/01/41	253	251
		11,916
Consumer Staples 2.6%
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,038
4.60%, 04/15/48	650	671
BAT Capital Corp.
3.22%, 08/15/24 (b)	1,805	1,740
3.56%, 08/15/27 (b)	2,600	2,493
4.39%, 08/15/37 (b)	975	968
4.54%, 08/15/47 (b)	425	420
CVS Caremark Corp.
4.13%, 05/15/21	999	1,022
CVS Health Corp.
3.50%, 07/20/22	2,775	2,769
3.88%, 07/20/25	2,650	2,628
4.30%, 03/25/28	2,900	2,915
5.13%, 07/20/45	350	373
5.05%, 03/25/48	4,250	4,464
Reynolds American Inc.
4.45%, 06/12/25	3,950	4,064
		28,565
	Shares/Par[1]	Value ($)
Energy 2.6%
Anadarko Petroleum Corp.
8.70%, 03/15/19	1,025	1,078
3.45%, 07/15/24	670	649
6.45%, 09/15/36	750	896
Canadian Natural Resources Ltd.
3.85%, 06/01/27	1,500	1,469
Devon Energy Corp.
4.75%, 05/15/42	800	816
Energy Transfer Partners LP
4.65%, 06/01/21	725	745
Enterprise Products Operating LLC
5.48%, (3M US LIBOR + 3.71%), 08/01/66 (a)	2,475	2,479
Gazprom Capital SA
7.29%, 08/16/37	100	118
Halliburton Co.
3.80%, 11/15/25	700	701
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	2,125	2,077
MPLX LP
4.50%, 04/15/38	775	764
4.70%, 04/15/48	325	318
Petroleos de Venezuela SA
0.00%, 04/12/27 (d) (e) (f) (g)	2,450	677
Petroleos Mexicanos
6.50%, 03/13/27	360	384
Phillips 66
3.90%, 03/15/28	1,750	1,742
Pioneer Natural Resources Co.
3.95%, 07/15/22	480	489
Plains All American Pipeline LP
3.65%, 06/01/22	1,275	1,257
3.85%, 10/15/23	800	785
4.50%, 12/15/26	1,450	1,438
Reliance Industries Ltd.
4.13%, 01/28/25 (h)	250	248
3.67%, 11/30/27 (b)	440	416
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	1,675	1,817
5.63%, 03/01/25	1,825	1,962
Shell International Finance BV
4.55%, 08/12/43	825	895
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	500	497
Western Gas Partners LP
3.95%, 06/01/25	1,300	1,263
Williams Partners LP
3.60%, 03/15/22	1,245	1,240
3.90%, 01/15/25	1,550	1,527
		28,747
Financials 7.8%
AerCap Ireland Capital Ltd.
4.63%, 07/01/22	2,175	2,230
3.30%, 01/23/23	1,600	1,559
AIA Group Ltd.
3.90%, 04/06/28 (b)	1,175	1,180
Altice Financing SA
6.63%, 02/15/23 (b)	1,100	1,089
American International Group Inc.
3.75%, 07/10/25	375	370
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36	975	1,031
4.90%, 02/01/46	1,025	1,101
Banco Santander SA
3.13%, 02/23/23	1,600	1,552
4.25%, 04/11/27	1,400	1,395
Bank of America Corp.
4.00%, 04/01/24	109	111
3.25%, 10/21/27	1,875	1,772
4.18%, 11/25/27	3,300	3,272
3.82%, 01/20/28 (a)	2,500	2,474
3.42%, 12/20/28 (b)	96	92
Barclays Plc
4.95%, 01/10/47	450	461

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
BNP Paribas SA
3.50%, 03/01/23 (b)	2,775	2,753
3.25%, 03/03/23	1,500	1,491
3.38%, 01/09/25 (b)	975	944
China Evergrande Group
8.75%, 06/28/25	700	698
Chubb Corp.
3.97%, (3M US LIBOR + 2.25%), 03/29/67 (a)	1,300	1,300
CIT Group Inc.
5.25%, 03/07/25	2,700	2,761
Citigroup Inc.
4.30%, 11/20/26	200	201
4.13%, 07/25/28	475	470
Credit Suisse AG
6.50%, 08/08/23 (b)	400	435
Credit Suisse Group AG
4.28%, 01/09/28 (b)	1,050	1,050
3.87%, 01/12/29 (b)	1,300	1,259
Deutsche Bank AG
2.50%, 02/13/19	475	473
Diamond 1 Finance Corp.
5.45%, 06/15/23 (b)	700	742
Discover Bank
8.70%, 11/18/19	551	596
Discover Financial Services
3.85%, 11/21/22	1,499	1,500
General Electric Capital Corp.
8.50%, 04/06/18, MXN	5,000	275
HSBC Holdings Plc
3.26%, 03/13/23 (a)	2,275	2,244
6.50%, 05/02/36	1,000	1,246
Huarong Finance II Co. Ltd.
5.00%, 11/19/25	210	212
ING Bank NV
4.13%, 11/21/23 (a)	2,875	2,892
Intesa Sanpaolo SpA
3.38%, 01/12/23 (b)	2,700	2,629
Jefferies Group LLC
4.15%, 01/23/30	225	210
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (i)	2,575	2,645
2.97%, 01/15/23	2,275	2,229
3.78%, 02/01/28 (a)	3,300	3,278
JPMorgan Chase Bank NA
3.51%, 01/23/29	1,850	1,791
3.88%, 07/24/38 (a)	150	146
MetLife Inc.
4.05%, 03/01/45	300	288
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	604	601
Morgan Stanley
3.14%, (3M US LIBOR + 1.40%), 10/24/23 (a)	1,625	1,663
3.88%, 04/29/24	1,150	1,163
3.70%, 10/23/24	3,000	2,985
4.00%, 07/23/25	150	151
3.63%, 01/20/27	150	147
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/47 (b)	1,700	1,605
Petrobras Global Finance BV
8.75%, 05/23/26 (h)	40	47
7.38%, 01/17/27	1,000	1,083
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (a)	2,675	2,628
3.88%, 09/12/23	1,479	1,458
Stadshypotek AB
1.88%, 10/02/19 (b)	4,300	4,252
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (b)	1,275	1,305
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (b)	640	702
UBS Group AG
3.00%, 04/15/21 (b)	2,300	2,276
UniCredit SpA
3.75%, 04/12/22 (b)	550	546
	Shares/Par[1]	Value ($)
Wells Fargo & Co.
3.00%, 10/23/26	3,775	3,537
Westpac Banking Corp.
4.32%, 11/23/31 (a) (j)	825	815
XLIT Ltd.
4.45%, 03/31/25	1,374	1,388
		84,799
Financials 0.1%
Barclays Plc
5.20%, 05/12/26	1,075	1,084
Health Care 1.1%
Actavis Funding SCS
4.85%, 06/15/44	76	75
Aetna Inc.
2.80%, 06/15/23	900	865
Becton Dickinson & Co.
2.89%, 06/06/22	2,925	2,838
3.36%, 06/06/24	525	506
4.69%, 12/15/44	925	931
4.67%, 06/06/47	350	354
Community Health Systems Inc.
8.00%, 11/15/19 (h)	350	316
HCA Inc.
4.75%, 05/01/23	1,650	1,665
Teva Pharmaceutical Finance III BV
2.20%, 07/21/21	930	835
2.80%, 07/21/23	985	832
Thermo Fisher Scientific Inc.
3.00%, 04/15/23	625	609
UnitedHealth Group Inc.
4.63%, 07/15/35	1,050	1,146
6.88%, 02/15/38	600	822
		11,794
Industrials 0.5%
International Lease Finance Corp.
7.13%, 09/01/18 (b)	1,200	1,220
Northrop Grumman Corp.
2.93%, 01/15/25	2,250	2,156
3.25%, 01/15/28	900	861
nVent Finance SARL
4.55%, 04/15/28 (b)	1,450	1,456
		5,693
Information Technology 1.0%
Broadcom Corp.
3.00%, 01/15/22	2,325	2,281
2.65%, 01/15/23	800	762
Cisco Systems Inc.
5.50%, 01/15/40	925	1,157
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,125	1,168
Microsoft Corp.
3.13%, 11/03/25	2,300	2,272
Nokia Oyj
4.38%, 06/12/27	1,129	1,062
Oracle Corp.
4.00%, 07/15/46	1,125	1,110
Symantec Corp.
5.00%, 04/15/25 (b)	875	881
		10,693
Materials 0.2%
Ecolab Inc.
5.50%, 12/08/41	106	126
3.95%, 12/01/47 (b)	859	835
LyondellBasell Industries NV
5.00%, 04/15/19	256	260
Sherwin-Williams Co.
2.75%, 06/01/22	450	438
4.50%, 06/01/47	575	574
		2,233
Real Estate 1.1%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	2,000	1,997

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
American Homes 4 Rent LP
4.25%, 02/15/28	535	527
ARC Properties Operating Partnership LP
3.00%, 02/06/19	2,310	2,307
Crown Castle International Corp.
5.25%, 01/15/23	1,575	1,674
3.65%, 09/01/27	250	239
ERP Operating LP
4.63%, 12/15/21	1,538	1,608
Kaisa Group Holdings Ltd.
8.50%, 06/30/22	200	187
9.38%, 06/30/24	400	374
National Retail Properties Inc.
3.60%, 12/15/26	1,250	1,200
Realty Income Corp.
3.65%, 01/15/28	950	921
VEREIT Operating Partnership LP
4.13%, 06/01/21	1,125	1,148
		12,182
Telecommunication Services 2.9%
America Movil SAB de CV
6.00%, 06/09/19, MXN	9,650	513
AT&T Inc.
3.00%, 06/30/22	2,400	2,358
4.45%, 04/01/24	800	826
3.95%, 01/15/25	625	625
3.40%, 05/15/25	3,525	3,396
3.90%, 08/14/27	275	276
5.15%, 03/15/42	975	1,002
5.45%, 03/01/47	300	319
Digicel Ltd.
6.75%, 03/01/23 (b)	1,350	1,215
Softbank Corp.
4.50%, 04/15/20 (b)	1,700	1,735
Telefonica Emisiones SAU
5.46%, 02/16/21	3,225	3,419
T-Mobile USA Inc.
4.50%, 02/01/26	1,000	958
Verizon Communications Inc.
2.45%, 11/01/22	2,425	2,330
5.15%, 09/15/23	7,575	8,177
5.25%, 03/16/37	550	593
5.01%, 04/15/49	1,563	1,621
Wind Tre SpA
5.00%, 01/20/26 (b)	2,800	2,380
		31,743
Utilities 0.9%
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (b)	925	895
Consumers Energy Co.
3.95%, 05/15/43	925	935
Duke Energy Carolinas LLC
3.95%, 03/15/48	900	909
Duke Energy Corp.
3.15%, 08/15/27	2,150	2,027
Florida Power & Light Co.
3.95%, 03/01/48	825	839
Sempra Energy
2.21%, (3M US LIBOR + 0.50%), 01/15/21 (a)	2,050	2,051
Southern Co.
3.25%, 07/01/26	1,850	1,755
		9,411
Total Corporate Bonds And Notes (cost $241,932)		238,860
GOVERNMENT AND AGENCY OBLIGATIONS 51.0%
Collateralized Mortgage Obligations 1.1%
Federal Home Loan Mortgage Corp.
Series 2015-M3-DNA1, 5.17%, (1M US LIBOR + 3.30%), 10/25/27 (a)	620	691
Interest Only, Series C45-304, 3.00%, 12/15/27 (e)	593	52
Interest Only, Series N-1103, REMIC, 1156.50%, 06/15/21 (d) (e)	—	—
Interest Only, Series SD-4320, REMIC, 4.32%, (6.10% - (1M US LIBOR * 1)), 07/15/39 (a) (e)	612	83
	Shares/Par[1]	Value ($)
Interest Only, Series SW-3852, REMIC, 4.22%, (6.00% - (1M US LIBOR * 1)), 05/15/41 (a) (e)	683	97
Interest Only, Series PS-4273, REMIC, 4.32%, (6.10% - (1M US LIBOR * 1)), 11/15/43 (a) (e)	875	126
Interest Only, Series SE-4314, REMIC, 4.27%, (6.05% - (1M US LIBOR * 1)), 03/15/44 (a) (e)	640	104
Interest Only, Series AS-4473, REMIC, 3.82%, (5.60% - (1M US LIBOR * 1)), 05/15/45 (a) (e)	926	133
Interest Only, Series ST-4583, REMIC, 4.22%, (6.00% - (1M US LIBOR * 1)), 05/15/46 (a) (e)	3,194	548
Federal National Mortgage Association
Interest Only, Series 2010-LS-126, REMIC, 3.34%, (5.00% - (1M US LIBOR * 1)), 11/25/40 (a) (e)	3,375	428
Series 2011-GB-52, REMIC, 5.00%, 06/25/41	883	950
Series 2011-DB-99, REMIC, 5.00%, 10/25/41	846	908
Interest Only, Series 2012-SA-5, REMIC, 4.08%, (5.95% - (1M US LIBOR * 1)), 02/25/42 (a) (e)	734	107
Interest Only, Series 2013-SY-96, REMIC, 4.28%, (6.15% - (1M US LIBOR * 1)), 07/25/42 (a) (e)	548	79
Interest Only, Series 2012-SB-88, REMIC, 4.80%, (6.67% - (1M US LIBOR * 1)), 07/25/42 (a) (e)	493	86
Series 2012-B-153, REMIC, 7.00%, 07/25/42	473	540
Series 2012-B-111, REMIC, 7.00%, 10/25/42	132	150
Interest Only, Series 2013-SA-121, REMIC, 4.23%, (6.10% - (1M US LIBOR * 1)), 12/25/43 (a) (e)	3,996	552
Interest Only, Series 2014-MS-87, REMIC, 4.38%, (6.25% - (1M US LIBOR * 1)), 01/25/45 (a) (e)	661	94
Interest Only, Series 2015-BS-86, REMIC, 3.83%, (5.70% - (1M US LIBOR * 1)), 11/25/45 (a) (e)	369	45
Interest Only, Series 2015-SA-79, REMIC, 4.38%, (6.25% - (1M US LIBOR * 1)), 11/25/45 (a) (e)	552	78
Interest Only, Series 2016-SJ-1, REMIC, 4.28%, (6.15% - (1M US LIBOR * 1)), 02/25/46 (a) (e)	1,409	251
Interest Only, Series 2013-SN-130, REMIC, 4.78%, (6.65% - (1M US LIBOR * 1)), 10/25/42 (a) (e)	2,090	333
Interest Only, Series 2015-PS-28, REMIC, 3.73%, (5.60% - (1M US LIBOR * 1)), 08/25/44 (a) (e)	3,152	431
Government National Mortgage Association
Interest Only, Series 2010-SA-31, REMIC, 3.93%, (5.75% - (1M US LIBOR * 1)), 03/20/40 (a) (e)	902	122
Interest Only, Series 2010-S-101, REMIC, 4.18%, (6.00% - (1M US LIBOR * 1)), 08/20/40 (a) (e)	1,243	185
Interest Only, Series 2013-SJ-152, REMIC, 4.33%, (6.15% - (1M US LIBOR * 1)), 05/20/41 (a) (e)	851	127
Interest Only, Series 2012-MS-149, REMIC, 4.43%, (6.25% - (1M US LIBOR * 1)), 12/20/42 (a) (e)	475	72
Interest Only, Series 2013-DS-103, REMIC, 4.33%, (6.15% - (1M US LIBOR * 1)), 07/20/43 (a) (e)	302	46
Interest Only, Series 2013-SD-113, REMIC, 4.91%, (6.70% - (1M US LIBOR * 1)), 08/16/43 (a) (e)	644	99
Interest Only, Series 2013-DS-134, REMIC, 4.28%, (6.10% - (1M US LIBOR * 1)), 09/20/43 (a) (e)	329	49
Interest Only, Series 2014-SL-132, REMIC, 4.28%, (6.10% - (1M US LIBOR * 1)), 10/20/43 (a) (e)	1,530	208
Interest Only, Series 2013-SG-167, REMIC, 4.33%, (6.15% - (1M US LIBOR * 1)), 11/20/43 (a) (e)	283	42
Interest Only, Series 2014-SA-41, REMIC, 4.28%, (6.10% - (1M US LIBOR * 1)), 03/20/44 (a) (e)	381	58
Interest Only, Series 2014-BS-133, REMIC, 3.78%, (5.60% - (1M US LIBOR * 1)), 09/20/44 (a) (e)	393	49

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Interest Only, Series 2015-IO-14, REMIC, 5.00%, 10/20/44 (e)	1,661	370
Interest Only, Series 2014-IB-188, REMIC, 4.00%, 12/20/44 (e)	980	163
Interest Only, Series 2015-SG-64, REMIC, 3.78%, (5.60% - (1M US LIBOR * 1)), 05/20/45 (a) (e)	1,349	201
Interest Only, Series 2015-MS-110, REMIC, 3.89%, (5.71% - (1M US LIBOR * 1)), 08/20/45 (a) (e)	2,014	265
Interest Only, Series 2015-SB-112, REMIC, 3.92%, (5.74% - (1M US LIBOR * 1)), 08/20/45 (a) (e)	480	63
Interest Only, Series 2015-KI-117, REMIC, 5.00%, 08/20/45 (e)	1,374	305
Interest Only, Series 2015-SE-123, REMIC, 3.90%, (5.72% - (1M US LIBOR * 1)), 09/20/45 (a) (e)	496	65
Interest Only, Series 2015-HS-126, REMIC, 4.38%, (6.20% - (1M US LIBOR * 1)), 09/20/45 (a) (e)	1,197	180
Interest Only, Series 2015-SP-123, REMIC, 4.43%, (6.25% - (1M US LIBOR * 1)), 09/20/45 (a) (e)	1,654	253
Interest Only, Series 2015-QS-144, REMIC, 3.88%, (5.70% - (1M US LIBOR * 1)), 10/20/45 (a) (e)	387	43
Interest Only, Series 2015-SD-168, REMIC, 4.38%, (6.20% - (1M US LIBOR * 1)), 11/20/45 (a) (e)	412	63
Interest Only, Series 2016-S-6, REMIC, 3.83%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (e)	549	71
Interest Only, Series 2016-SB-6, REMIC, 3.83%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (e)	1,199	155
Interest Only, Series 2016-SM-4, REMIC, 3.83%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (e)	1,530	196
Interest Only, Series 2015-AS-57, REMIC, 3.78%, (5.60% - (1M US LIBOR * 1)), 04/20/45 (a) (e)	2,525	323
Interest Only, Series 2016-IA-27, REMIC, 4.00%, 06/20/45 (e)	986	154
Interest Only, Series 2015-IM-111, REMIC, 4.00%, 08/20/45 (e)	1,544	268
Interest Only, Series 2017-AI-38, REMIC, 4.00%, 03/20/46 (e)	1,669	274
Interest Only, Series 2016-DI-138, REMIC, 4.00%, 10/20/46 (e)	97	18
		11,353
Mortgage-Backed Securities 20.3%
Federal Home Loan Mortgage Corp.
5.00%, 03/01/26 - 06/01/41	1,550	1,673
3.96%, (12M US LIBOR +/- MBS spread), 01/01/37 (a)	273	282
5.50%, 04/01/28 - 08/01/38	677	745
6.00%, 08/01/37 - 05/01/40	641	715
6.50%, 01/01/38 - 12/01/38	765	865
7.00%, 02/01/39	453	520
4.50%, 11/01/40	3	4
4.00%, 06/01/40 - 07/01/45	554	575
3.00%, 03/01/32 - 03/01/43	2,776	2,736
Federal National Mortgage Association
6.50%, 02/01/19	—	—
8.00%, 04/01/30 - 01/01/31	15	18
7.00%, 07/01/32 - 03/01/39	249	286
6.00%, 01/01/24 - 08/01/39	961	1,075
5.00%, 06/01/18 - 12/01/44	1,730	1,857
3.08%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 11/01/35 (a)	16	17
3.39%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 05/01/36 (a)	149	155
3.53%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 05/01/36 (a)	127	133
3.59%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 08/01/36 (a)	128	134
3.49%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 09/01/36 (a)	94	98
5.50%, 09/01/23 - 11/01/39	435	457
4.50%, 08/01/18 - 01/01/48	53,436	56,051
	Shares/Par[1]	Value ($)
3.00%, 11/01/42 - 07/01/43	3,403	3,357
3.50%, 03/01/45	27	27
4.50%, 04/01/45 - 05/01/45	6,241	6,619
4.00%, 08/01/39 - 10/01/46	3,623	3,728
TBA, 4.50%, 04/15/48 (k)	37,000	38,743
Government National Mortgage Association
6.00%, 06/15/34 - 11/15/38	58	66
5.00%, 06/15/40 - 05/15/41	737	790
4.00%, 02/20/41 - 11/20/44	2,182	2,259
4.00%, 11/20/40 - 12/20/47	51,532	53,257
TBA, 4.00%, 04/15/48 - 05/15/48 (k)	43,000	44,185
		221,427
Municipal 1.5%
American Municipal Power Inc.
6.27%, 02/15/50	875	1,137
Commonwealth of Puerto Rico
0.00%, 07/01/26 - 07/01/41 (d) (e) (f) (g)	2,225	950
Northstar Education Finance Inc.
insured by Guaranteed Student Loans, 1.68%, 04/01/42 (a)	650	628
insured by Guaranteed Student Loans, 1.79%, 04/01/42 (a)	2,300	2,216
insured by Guaranteed Student Loans, 2.05%, 04/01/42 (a)	700	675
Port Authority of New York & New Jersey
4.81%, 10/15/65	900	1,060
Puerto Rico Sales Tax Financing Corp.
0.00%, 08/01/21 - 08/01/57 (d) (e) (f) (g)	3,675	1,678
State of California
7.95%, 03/01/36	1,290	1,413
7.63%, 03/01/40	2,390	3,640
State of Illinois
5.10%, 06/01/33	2,535	2,376
6.63%, 02/01/35	310	322
7.35%, 07/01/35	610	666
		16,761
Sovereign 4.0%
Argentina Republic Government International Bond
3.38%, 01/15/23, EUR	890	1,084
5.00%, 01/15/27, EUR	3,990	4,780
5.25%, 01/15/28, EUR	360	432
7.13%, 07/06/36	150	145
2.26%, 12/31/38, EUR (l)	200	166
6.25%, 11/09/47, EUR	130	148
Bolivarian Republic of Venezuela
0.00%, 05/07/28 (d) (e) (f) (g)	40	12
Dominican Republic Bond
11.38%, 07/06/29, DOP	300	7
Dominican Republic International Bond
10.38%, 03/04/22, DOP	400	9
14.50%, 02/10/23, DOP	600	14
8.63%, 04/20/27	216	254
Ecuador Government International Bond
9.63%, 06/02/27 (b)	410	438
9.63%, 06/02/27	470	501
8.88%, 10/23/27 (b)	250	254
7.88%, 01/23/28 (b)	610	585
Hashemite Kingdom of Jordan Government Bond
2.50%, 10/30/20 (h)	5,000	4,979
Indonesia Government International Bond
2.15%, 07/18/24, EUR (b)	450	570
3.85%, 07/18/27 (b)	1,480	1,450
Inter-American Development Bank
7.00%, 06/15/25	1,500	1,852
6.75%, 07/15/27	1,800	2,255
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,500	6,257
Kreditanstalt fur Wiederaufbau
1.13%, 08/06/18	9,600	9,569
Mexico Bonos
6.50%, 06/10/21 - 06/09/22, MXN	11,307	607
8.00%, 12/07/23 - 11/07/47, MXN	3,537	201
Petroleos de Venezuela SA
0.00%, 10/28/22 (d) (e) (f) (g)	9,150	2,105

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Petroleos Mexicanos
5.13%, 03/15/23, EUR	230	322
Republic of Honduras
8.75%, 12/16/20 (b)	370	409
Republic of South Africa
6.25%, 03/31/36, ZAR	5,260	345
South Africa Government Bond
7.75%, 02/28/23, ZAR	16,650	1,428
8.00%, 01/31/30, ZAR	2,920	240
8.25%, 03/31/32, ZAR	8,625	710
9.00%, 01/31/40, ZAR	325	28
8.75%, 01/31/44, ZAR	20,330	1,691
Venezuela Government International Bond
0.00%, 12/09/20 (f) (g)	240	71
		43,918
U.S. Government Agency Obligations 2.1%
Federal Home Loan Bank
2.88%, 06/13/25 (m)	6,650	6,672
Federal National Mortgage Association
1.88%, 09/24/26 (m)	8,900	8,208
6.25%, 05/15/29 (m)	2,600	3,378
6.63%, 11/15/30 (m)	900	1,232
Tennessee Valley Authority
3.88%, 02/15/21 (m)	3,700	3,846
		23,336
U.S. Treasury Securities 22.0%
U.S. Treasury Bond
0.00%, 11/15/35 (n)	10,900	6,460
Interest Only, 0.00%, 11/15/37 (n)	7,800	4,351
3.63%, 02/15/44 (o)	12,820	14,328
3.13%, 08/15/44	6,470	6,646
3.00%, 11/15/44	10,400	10,446
2.88%, 08/15/45	3,500	3,428
2.88%, 11/15/46 (o)	32,170	31,466
U.S. Treasury Note
1.63%, 07/31/20 (o)	430	423
1.38%, 04/30/21 (o)	30	29
1.75%, 05/31/22	54,500	52,848
2.13%, 07/31/24 - 11/30/24	107,770	104,297
2.25%, 12/31/24	6,030	5,866
		240,588
Total Government And Agency Obligations (cost $561,558)		557,383
OTHER EQUITY INTERESTS 0.0%
Maquinaria Especializada MXO S.A.P.I. de C.V. (c) (d) (e) (f) (p)	290	—
Total Other Equity Interests (cost $0)		—
CREDIT LINKED STRUCTURED NOTES 0.6%
Citigroup Global Markets Holdings Inc. Credit Linked Note
(Egypt Treasury Bill, 0.00%, 05/08/18, Moody's Rating N/A), EGP (b) (n)	24,300	1,353
(Arab Republic of Egypt, Moody's rating B3), EGP (b) (n)	41,970	2,299
(Egypt Treasury Bill, 0.00%, 10/30/18, Moody's rating N/A), EGP (b) (n)	11,000	566
HSBC Bank Plc Credit Linked Note
(Egypt Treasury Bill, 0.00%, 06/05/18, Moody's rating N/A), EGP (b) (n)	9,200	505
JPMorgan Chase & Co. Credit Linked Note
(Egypt Treasury Bill, 0.00%, 07/24/18, Moody's rating N/A), EGP (b) (n)	13,700	761
(Egypt Treasury Bill, 0.00%, 02/05/19, Moody's rating N/A), EGP (b) (n)	17,725	879
JPMorgan Chase Bank NA Credit Linked Note
(Egypt Treasury Bill, 0.00%, 05/08/18, Moody's Rating N/A), EGP (b) (n)	6,875	382
Total Credit Linked Structured Notes (cost $6,650)		6,745
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Home Interior Gift Inc. (c) (d) (e) (f)	491	—
Total Common Stocks (cost $184)		—
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 17.7%
Commercial Paper 3.2%
Dominion Energy Inc.
2.68%, 06/22/18 (b) (q)	1,730	1,720
Eastman Chemical Co.
2.42%, 04/27/18 (b) (q)	787	786
Electricite de France SA
2.32%, 04/27/18 (b) (q)	4,750	4,742
HP Inc.
2.55%, 04/27/18 (b) (q)	3,050	3,044
Marriott International Inc.
2.50%, 05/04/18 (b) (q)	3,579	3,571
Omnicom Capital Inc.
2.47%, 05/04/18 (b) (q)	1,589	1,586
Potash Corp. of Saskatchewan Inc.
2.57%, 05/31/18 (b) (q)	2,530	2,518
2.82%, 06/15/18 (b) (q)	2,740	2,725
2.78%, 06/18/18 (b) (q)	872	867
Schlumberger Holdings Corp.
2.58%, 05/29/18 (b) (q)	1,179	1,175
Sempra Energy Holdings
2.75%, 06/27/18 (b) (q)	2,882	2,863
Southern Co.
2.75%, 06/21/18 (b) (q)	2,518	2,502
VW Credit Inc.
2.70%, 06/22/18 (b) (q)	6,992	6,950
		35,049
Investment Companies 11.9%
JNL Government Money Market Fund - Institutional Class, 1.55% (r) (s)	130,500	130,500
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (s)	953	953
Treasury Securities 2.5%
U.S. Treasury Bill
1.63%, 05/24/18 (q)	5,400	5,387
1.47%, 06/07/18 (q)	21,772	21,706
		27,093
Total Short Term Investments (cost $193,595)		193,595
Total Investments 105.4% (cost $1,156,993)		1,151,937
Total Forward Sales Commitments (0.7)% (proceeds $7,240)		(7,258)
Total Purchased Options 0.1% (cost $586)		741
Other Derivative Instruments (0.2)%		(1,719)
Other Assets and Liabilities, Net (4.6)%		(50,623)
Total Net Assets 100.0%		1,093,078

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $198,539 and 18.2%, respectively.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(h) All or portion of the security was on loan.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2018, the total payable for investments purchased on a delayed delivery basis was $82,732.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(m) The security is a direct debt of the agency and not collateralized by mortgages.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) All or a portion of the security is pledged or segregated as collateral.

(p) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q) The coupon rate represents the yield to maturity.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.7%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.7%)
Mortgage-Backed Securities (0.7%)
Federal National Mortgage Association
TBA, 4.00%, 04/15/48 (a)	(1,000)	(1,026)

	Shares/Par[1]	Value ($)
TBA, 4.00%, 05/15/48 (a)	(2,000)	(2,049)
TBA, 4.50%, 05/15/48 (a)	(4,000)	(4,183)
Total Government And Agency Obligations (proceeds $7,240)		(7,258)
Total Forward Sales Commitments (0.7%) (proceeds $7,240)		(7,258)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2018, the total proceeds for investments sold on a delayed delivery basis was $7,240.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bolivarian Republic of Venezuela, 0.00%, 05/07/28	03/04/16	16	12	—
Commonwealth of Puerto Rico, 0.00%, 07/01/26	05/15/14	137	71	—
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/08/14	7	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	04/02/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/33	05/14/14	111	63	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	09/22/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/07/14	7	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/35	10/26/16	924	640	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/06/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	02/19/14	11	7	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	02/19/14	179	112	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	02/19/14	11	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	10/28/16	44	27	—
Credit Suisse European Mortgage Capital Ltd., Series 2015-A-1HWA, 2.75%, 04/20/20	05/28/15	2,229	2,552	0.3
Federal Home Loan Mortgage Corp., Series N-1103 REMIC - Interest Only, 1156.50%, 06/15/21	02/29/00	—	—	—
Federal Home Loan Mortgage Corp., Series C45-304 - Interest Only, 3.00%, 12/15/27	05/17/16	49	52	—
Federal Home Loan Mortgage Corp., Series SD-4320 REMIC - Interest Only, 4.32%, 07/15/39	12/22/16	106	83	—
Federal Home Loan Mortgage Corp., Series SW-3852 REMIC - Interest Only, 4.22%, 05/15/41	07/27/16	119	97	—
Federal Home Loan Mortgage Corp., Series PS-4273 REMIC - Interest Only, 4.32%, 11/15/43	07/07/16	105	126	—
Federal Home Loan Mortgage Corp., Series SE-4314 REMIC - Interest Only, 4.27%, 03/15/44	02/19/14	115	104	—
Federal Home Loan Mortgage Corp., Series AS-4473 REMIC - Interest Only, 3.82%, 05/15/45	07/11/16	164	133	—
Federal Home Loan Mortgage Corp., Series ST-4583 REMIC - Interest Only, 4.22%, 05/15/46	09/15/16	634	548	0.1
Federal National Mortgage Association, Series 2010-LS-126 REMIC - Interest Only, 3.34%, 11/25/40	09/28/12	(9)	428	0.1
Federal National Mortgage Association, Series 2012-SA-5 REMIC - Interest Only, 4.08%, 02/25/42	05/24/16	135	107	—
Federal National Mortgage Association, Series 2013-SY-96 REMIC - Interest Only, 4.28%, 07/25/42	09/30/15	101	79	—
Federal National Mortgage Association, Series 2012-SB-88 REMIC - Interest Only, 4.80%, 07/25/42	07/14/16	101	86	—
Federal National Mortgage Association, Series 2013-SN-130 REMIC - Interest Only, 4.78%, 10/25/42	10/27/16	448	333	0.1
Federal National Mortgage Association, Series 2013-SA-121 REMIC - Interest Only, 4.23%, 12/25/43	10/02/15	598	552	0.1
Federal National Mortgage Association, Series 2015-PS-28 REMIC - Interest Only, 3.73%, 08/25/44	05/11/17	482	431	0.1
Federal National Mortgage Association, Series 2014-MS-87 REMIC - Interest Only, 4.38%, 01/25/45	01/06/16	118	94	—
Federal National Mortgage Association, Series 2015-BS-86 REMIC - Interest Only, 3.83%, 11/25/45	06/06/16	55	45	—
Federal National Mortgage Association, Series 2015-SA-79 REMIC - Interest Only, 4.38%, 11/25/45	05/09/16	99	78	—
Federal National Mortgage Association, Series 2016-SJ-1 REMIC - Interest Only, 4.28%, 02/25/46	05/24/16	281	251	—
Government National Mortgage Association, Series 2010-SA-31 REMIC - Interest Only, 3.93%, 03/20/40	03/07/16	161	122	—
Government National Mortgage Association, Series 2010-S-101 REMIC - Interest Only, 4.18%, 08/20/40	01/06/16	238	185	—
Government National Mortgage Association, Series 2013-SJ-152 REMIC - Interest Only, 4.33%, 05/20/41	01/29/16	163	127	—
Government National Mortgage Association, Series 2012-MS-149 REMIC - Interest Only, 4.43%, 12/20/42	07/15/16	93	72	—
Government National Mortgage Association, Series 2013-DS-103 REMIC - Interest Only, 4.33%, 07/20/43	10/15/15	58	46	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Government National Mortgage Association, Series 2013-SD-113 REMIC - Interest Only, 4.91%, 08/16/43	01/29/16	100	99	—
Government National Mortgage Association, Series 2013-DS-134 REMIC - Interest Only, 4.28%, 09/20/43	12/01/15	61	49	—
Government National Mortgage Association, Series 2014-SL-132 REMIC - Interest Only, 4.28%, 10/20/43	05/04/16	234	208	—
Government National Mortgage Association, Series 2013-SG-167 REMIC - Interest Only, 4.33%, 11/20/43	09/04/14	55	42	—
Government National Mortgage Association, Series 2014-SA-41 REMIC - Interest Only, 4.28%, 03/20/44	01/29/16	68	58	—
Government National Mortgage Association, Series 2014-BS-133 REMIC - Interest Only, 3.78%, 09/20/44	04/10/13	65	49	—
Government National Mortgage Association, Series 2015-IO-14 REMIC - Interest Only, 5.00%, 10/20/44	03/07/16	327	370	0.1
Government National Mortgage Association, Series 2014-IB-188 REMIC - Interest Only, 4.00%, 12/20/44	05/28/15	126	163	—
Government National Mortgage Association, Series 2015-AS-57 REMIC - Interest Only, 3.78%, 04/20/45	10/25/16	402	323	0.1
Government National Mortgage Association, Series 2015-SG-64 REMIC - Interest Only, 3.78%, 05/20/45	07/27/16	218	201	—
Government National Mortgage Association, Series 2016-IA-27 REMIC - Interest Only, 4.00%, 06/20/45	07/31/17	114	154	—
Government National Mortgage Association, Series 2015-MS-110 REMIC - Interest Only, 3.89%, 08/20/45	10/07/15	374	265	—
Government National Mortgage Association, Series 2015-SB-112 REMIC - Interest Only, 3.92%, 08/20/45	07/27/17	95	63	—
Government National Mortgage Association, Series 2015-IM-111 REMIC - Interest Only, 4.00%, 08/20/45	10/26/16	218	268	—
Government National Mortgage Association, Series 2015-KI-117 REMIC - Interest Only, 5.00%, 08/20/45	03/04/16	275	305	0.1
Government National Mortgage Association, Series 2015-SE-123 REMIC - Interest Only, 3.90%, 09/20/45	01/15/16	96	65	—
Government National Mortgage Association, Series 2015-HS-126 REMIC - Interest Only, 4.38%, 09/20/45	09/01/15	268	180	—
Government National Mortgage Association, Series 2015-SP-123 REMIC - Interest Only, 4.43%, 09/20/45	07/07/16	302	253	—
Government National Mortgage Association, Series 2015-QS-144 REMIC - Interest Only, 3.88%, 10/20/45	10/29/15	79	43	—
Government National Mortgage Association, Series 2015-SD-168 REMIC - Interest Only, 4.38%, 11/20/45	09/24/15	72	63	—
Government National Mortgage Association, Series 2016-SM-4 REMIC - Interest Only, 3.83%, 01/20/46	01/29/16	246	196	—
Government National Mortgage Association, Series 2016-S-6 REMIC - Interest Only, 3.83%, 01/20/46	11/27/13	93	71	—
Government National Mortgage Association, Series 2016-SB-6 REMIC - Interest Only, 3.83%, 01/20/46	01/29/16	191	155	—
Government National Mortgage Association, Series 2017-AI-38 REMIC - Interest Only, 4.00%, 03/20/46	02/22/17	252	274	—
Government National Mortgage Association, Series 2016-DI-138 REMIC - Interest Only, 4.00%, 10/20/46	05/20/14	14	18	—
Home Interior Gift Inc.	11/14/13	184	—	—
Impac CMB Trust, Series 2004-2A-10 REMIC, 2.51%, 03/25/35	12/29/15	51	47	—
Maquinaria Especializada MXO S.A.P.I. de C.V.	10/15/15	—	—	—
Maquinaria Especializada MXO S.A.P.I. de C.V., 0.00%, 04/13/21	12/29/15	246	—	—
Petroleos de Venezuela SA, 0.00%, 10/28/22	05/16/17	3,208	2,105	0.2
Petroleos de Venezuela SA, 0.00%, 04/12/27	07/31/17	739	677	0.1
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/21	03/12/18	14	15	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/27	05/16/14	12	4	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	12/29/15	11	6	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	02/16/18	11	12	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/29	02/12/18	24	30	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/30	02/16/18	33	36	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/31	02/14/18	152	168	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	10/27/14	142	47	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	02/16/18	25	27	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	05/05/14	8	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/36	03/12/18	16	17	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/36	02/12/18	235	258	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	10/29/15	89	25	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/19/14	56	19	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/16/18	34	36	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/16/18	33	36	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	02/15/18	71	81	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	02/16/18	55	60	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	05/16/14	20	7	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	08/29/14	12	4	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/16/18	11	12	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	09/01/15	321	163	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	11/18/15	45	16	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/40	05/08/14	137	161	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/40	02/12/18	260	272	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/42	10/27/16	48	15	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	10/19/15	66	22	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/46	02/12/18	53	61	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/57	02/16/18	40	42	—
Puerto Rico Sales Tax Financing Corp., 5.75%, 08/01/57	02/12/18	19	24	—
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2A3-AR8 REMIC, 3.60%, 04/25/36	03/25/14	38	38	—
		18,986	16,173	1.5

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
90-Day Eurodollar	(532)	December 2019		(129,294)	7	(2)
Euro-BTP	(15)	June 2018	EUR	(2,077)	(6)	(6)
Euro-Bund	14	June 2018	EUR	2,230	3	3
U.S. Treasury Long Bond	265	June 2018		37,974	199	882
U.S. Treasury Note, 10-Year	538	June 2018		64,748	126	426
U.S. Treasury Note, 2-Year	326	June 2018		69,279	10	32
U.S. Treasury Note, 5-Year	(501)	June 2018		(57,194)	(53)	(151)
Ultra 10-Year U.S. Treasury Note	58	June 2018		7,423	23	108
Ultra Long Term U.S. Treasury Bond	23	June 2018		3,595	40	95
					349	1,387

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Australian Bank Bill Short Term Rate (Q)	Receiving	2.25	06/20/20	AUD	25,530	6	(8)
3M Canada Bankers Acceptance (S)	Receiving	2.54	07/18/48	CAD	3,470	(14)	(7)
3M Canada Bankers Acceptance (S)	Paying	1.75	06/20/19	CAD	54,390	12	(22)
3M Canada Bankers Acceptance (S)	Paying	1.75	06/20/20	CAD	16,210	7	(2)
3M Canada Bankers Acceptance (S)	Paying	2.03	07/18/22	CAD	20,580	13	(106)
3M Canada Bankers Acceptance (S)	Paying	2.00	06/20/23	CAD	20,670	23	72
3M Canada Bankers Acceptance (S)	Paying	2.25	06/20/28	CAD	27,030	42	151
3M LIBOR (Q)	Receiving	2.75	02/20/23		12,240	(8)	(11)
3M LIBOR (Q)	Receiving	2.85	09/04/23		55,940	(37)	(315)
3M LIBOR (Q)	Receiving	2.28	11/20/23		52,290	(37)	1,084
3M LIBOR (Q)	Receiving	2.88	02/28/25		7,670	(9)	(42)
3M LIBOR (Q)	Receiving	2.25	06/20/28		2,710	(5)	(32)
3M LIBOR (S)	Paying	2.14	11/20/20		121,200	(6)	(1,190)
3M LIBOR (S)	Paying	2.75	12/21/27		11,530	15	79
3M LIBOR (S)	Paying	2.75	06/16/37		6,320	13	56
3M LIBOR (S)	Paying	2.50	06/17/47		9,800	7	65
3M LIBOR (S)	Paying	2.50	06/20/48		30	—	1
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	4.00	06/21/28	NZD	4,810	—	(41)
3M South African Johannesburg Interbank Rate (Q)	Receiving	8.66	01/19/28	ZAR	7,330	1	(6)
3M South African Johannesburg Interbank Rate (Q)	Receiving	8.65	01/19/28	ZAR	14,660	2	(12)
3M South African Johannesburg Interbank Rate (Q)	Receiving	8.57	01/22/28	ZAR	7,470	1	(5)
3M South African Johannesburg Interbank Rate (Q)	Receiving	8.59	01/22/28	ZAR	14,520	2	(10)
3M South African Johannesburg Interbank Rate (Q)	Receiving	8.59	02/15/28	ZAR	8,270	1	(5)
3M South African Johannesburg Interbank Rate (Q)	Receiving	8.56	02/15/28	ZAR	10,340	2	(6)
3M South African Johannesburg Interbank Rate (Q)	Receiving	8.62	02/15/28	ZAR	16,560	3	(12)
3M South African Johannesburg Interbank Rate (Q)	Receiving	8.52	02/16/28	ZAR	10,700	2	(5)
3M South African Johannesburg Interbank Rate (Q)	Receiving	8.40	02/21/28	ZAR	19,720	3	(3)
3M Stockholm Interbank Offered Rate (Q)	Receiving	0.10	06/20/20	SEK	192,890	(1)	(15)
3M Stockholm Interbank Offered Rate (Q)	Receiving	0.25	06/20/21	SEK	206,570	(7)	(44)
3M Stockholm Interbank Offered Rate (Q)	Receiving	0.50	12/16/21	SEK	602,600	(28)	(160)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Stockholm Interbank Offered Rate (Q)	Receiving	0.50	06/20/22	SEK	213,670	(13)	(78)
3M Stockholm Interbank Offered Rate (Q)	Receiving	0.50	06/20/23	SEK	404,650	(37)	(260)
3M Stockholm Interbank Offered Rate (Q)	Receiving	2.00	10/25/27	SEK	27,180	(1)	(56)
3M Stockholm Interbank Offered Rate (Q)	Receiving	2.00	11/02/27	SEK	67,090	(3)	(35)
3M Stockholm Interbank Offered Rate (Q)	Receiving	1.50	06/20/28	SEK	39,370	(6)	(65)
3M Stockholm Interbank Offered Rate (A)	Paying	0.05	06/15/18	SEK	172,120	—	(143)
3M Stockholm Interbank Offered Rate (A)	Paying	(0.33)	09/15/18	SEK	230,450	(1)	7
3M Stockholm Interbank Offered Rate (A)	Paying	(0.10)	06/29/19	SEK	278,870	(1)	74
6M Australian Bank Bill Short Term Rate (S)	Receiving	2.50	06/20/23	AUD	20,630	12	(70)
6M Australian Bank Bill Short Term Rate (S)	Receiving	3.50	12/21/27	AUD	12,000	4	(62)
6M Australian Bank Bill Short Term Rate (S)	Receiving	3.00	06/20/28	AUD	11,310	7	(111)
6M EURIBOR (S)	Receiving	0.50	06/20/25	EUR	1,270	—	(16)
6M EURIBOR (S)	Receiving	1.50	06/20/38	EUR	7,080	18	(210)
6M EURIBOR (S)	Receiving	1.75	06/16/48	EUR	3,560	9	(29)
6M EURIBOR (A)	Paying	0.35	12/16/21	EUR	75,870	(2)	40
6M EURIBOR (A)	Paying	0.75	02/17/22	EUR	26,440	(1)	119
6M EURIBOR (A)	Paying	0.85	02/10/23	EUR	35,570	—	309
6M EURIBOR (A)	Paying	0.25	06/20/23	EUR	50,580	2	367
6M EURIBOR (A)	Paying	1.33	01/12/27	EUR	12,530	1	39
6M EURIBOR (A)	Paying	1.60	10/25/27	EUR	2,860	—	44
6M EURIBOR (A)	Paying	1.50	12/19/27	EUR	12,650	1	(86)
6M EURIBOR (A)	Paying	1.00	06/20/28	EUR	13,920	—	236
6M GBP LIBOR (S)	Receiving	1.25	06/20/28	GBP	3,160	(1)	(52)
6M GBP LIBOR (S)	Receiving	1.40	11/21/28	GBP	23,370	(11)	163
6M GBP LIBOR (S)	Receiving	1.94	01/11/32	GBP	11,280	(4)	(149)
6M GBP LIBOR (S)	Receiving	1.50	06/20/33	GBP	9,120	(18)	(264)
6M GBP LIBOR (S)	Receiving	1.75	03/17/37	GBP	13,180	1	(133)
6M GBP LIBOR (S)	Receiving	1.75	12/14/37	GBP	6,450	—	(26)
6M GBP LIBOR (S)	Receiving	1.75	06/14/38	GBP	5,420	(5)	(10)
6M GBP LIBOR (S)	Paying	1.20	11/21/23	GBP	38,670	9	(354)
6M GBP LIBOR (S)	Paying	1.60	03/16/27	GBP	16,130	7	(167)
6M Norway Interbank Offered Rate (A)	Paying	2.00	06/20/23	NOK	32,820	—	16
6M Norway Interbank Offered Rate (A)	Paying	3.00	06/21/28	NOK	39,110	—	34
6M Poland Warsaw Interbank Offered Rate (S)	Receiving	2.51	12/20/22	PLN	19,780	(3)	(44)
6M Poland Warsaw Interbank Offered Rate (S)	Receiving	2.55	03/21/23	PLN	32,000	(5)	(99)
6M Swiss Franc LIBOR (S)	Receiving	1.00	12/21/27	CHF	80	—	—
6M Swiss Franc LIBOR (A)	Paying	1.00	06/21/28	CHF	2,360	1	(2)
Federal Funds Effective Rate (A)	Paying	2.10	06/20/19		34,890	(1)	18
Federal Funds Effective Rate (A)	Paying	2.21	09/04/19		180,200	(6)	36
Mexican Interbank Rate (M)	Paying	7.60	06/17/20	MXN	46,925	—	7
Sterling Overnight Index Average Rate (A)	Paying	0.90	06/20/19	GBP	34,970	1	27
						(43)	(1,536)

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.EM.29 (Q)	1.00	06/20/23	11,098	196	(19)	(29)
iTraxx Europe Series 29 (Q)	1.00	06/20/23	1,250	(32)	(10)	1
				164	(29)	(28)
Credit default swap agreements - sell protection[4]
CDX.NA.IG.30 (Q)	1.00	06/20/23	(9,375)	155	8	(16)
				155	8	(16)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
Eurodollar 1-Year Mid-Curve Future	Put	98.00	06/15/18	91	155
					155

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 01/25/29	CIT	Put	2.45	01/23/19	9,900,000	87
3M LIBOR, 01/29/29	CIT	Put	2.40	01/25/19	6,300,000	49
3M LIBOR, 02/14/29	CIT	Put	2.75	02/12/19	3,400,000	87
3M LIBOR, 02/15/29	CIT	Put	2.75	02/13/19	6,300,000	118
3M LIBOR, 03/06/29	BOA	Put	2.75	03/04/19	3,400,000	66
3M LIBOR, 03/08/29	JPM	Put	2.75	03/06/19	3,200,000	62
3M LIBOR, 03/30/22	CIT	Put	2.45	03/26/20	13,700,000	64
3M LIBOR, 04/01/22	JPM	Put	2.35	03/30/20	13,200,000	53
						586

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 01/25/49	CIT	Put	2.50	01/23/19	4,400,000	(93)
3M LIBOR, 01/29/49	CIT	Put	2.45	01/25/19	2,800,000	(51)
3M LIBOR, 02/14/49	CIT	Put	2.79	02/12/19	1,500,000	(67)
3M LIBOR, 02/15/49	CIT	Put	2.80	02/13/19	2,800,000	(128)
3M LIBOR, 03/06/49	BOA	Put	2.80	03/04/19	1,500,000	(70)
3M LIBOR, 03/08/49	JPM	Put	2.79	03/06/19	1,400,000	(65)
3M LIBOR, 03/30/30	CIT	Put	2.53	03/26/20	3,000,000	(65)
3M LIBOR, 04/01/30	JPM	Put	2.45	03/30/20	2,900,000	(56)
						(595)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	MSC	04/04/18	ARS	62,397	3,098	(115)
ARS/USD	MSC	04/04/18	ARS	81,732	4,058	4
ARS/USD	MSC	04/09/18	ARS	62,788	3,108	29
ARS/USD	MSC	04/12/18	ARS	42,871	2,119	41
ARS/USD	MSC	04/16/18	ARS	25,637	1,265	12
ARS/USD	MSC	04/20/18	ARS	22,376	1,102	30
ARS/USD	MSC	05/02/18	ARS	23,884	1,168	6
ARS/USD	MSC	05/07/18	ARS	26,810	1,308	20
ARS/USD	MSC	05/11/18	ARS	11,696	569	8
ARS/USD	MSC	05/14/18	ARS	26,032	1,265	21
ARS/USD	MSC	05/17/18	ARS	10,077	489	8
ARS/USD	MSC	05/24/18	ARS	7,665	371	4
ARS/USD	MSC	05/31/18	ARS	23,147	1,115	12
ARS/USD	MSC	07/03/18	ARS	72,065	3,407	—
AUD/USD	MSC	06/20/18	AUD	17,585	13,510	(231)
AUD/USD	MSC	06/20/18	AUD	2,136	1,641	1
AUD/GBP	MSC	06/20/18	GBP	(510)	(718)	(20)
BRL/USD	MSC	04/03/18	BRL	34,252	10,374	(199)
BRL/USD	MSC	04/03/18	BRL	56,172	17,015	119
BRL/USD	MSC	05/03/18	BRL	13,032	3,938	(63)
BRL/USD	MSC	05/03/18	BRL	31,976	9,662	82
CAD/USD	MSC	06/20/18	CAD	6,365	4,948	(11)
CAD/USD	MSC	06/20/18	CAD	22,349	17,371	57
CAD/EUR	MSC	06/20/18	EUR	(1,149)	(1,422)	(4)
CAD/EUR	MSC	06/20/18	EUR	(1,722)	(2,131)	8
CHF/EUR	MSC	06/20/18	EUR	(3,370)	(4,173)	(26)
CHF/EUR	MSC	06/20/18	EUR	(1,160)	(1,435)	—
CHF/GBP	MSC	06/20/18	GBP	(498)	(702)	1
CLP/USD	MSC	04/20/18	CLP	989,712	1,639	(4)
CLP/USD	MSC	04/27/18	CLP	1,160,922	1,923	13
CNH/USD	MSC	06/20/18	CNH	67,127	10,663	115
CNH/EUR	MSC	06/20/18	EUR	(1,153)	(1,427)	13
CNY/USD	MSC	04/16/18	CNY	34,637	5,503	32
COP/USD	MSC	04/20/18	COP	3,487,506	1,248	23
COP/USD	MSC	04/27/18	COP	3,253,320	1,164	22
CZK/EUR	MSC	06/20/18	EUR	(1,148)	(1,421)	2
EUR/CAD	MSC	06/20/18	CAD	(913)	(709)	2
EUR/CHF	MSC	06/20/18	CHF	(2,114)	(2,226)	14
EUR/CZK	MSC	06/20/18	CZK	(14,962)	(728)	(1)
EUR/USD	MSC	06/20/18	EUR	11,647	14,416	(96)
EUR/USD	MSC	06/20/18	EUR	1,725	2,135	—
EUR/GBP	MSC	06/20/18	GBP	(3,053)	(4,297)	(33)
EUR/GBP	MSC	06/20/18	GBP	(508)	(714)	—
EUR/HUF	MSC	06/20/18	HUF	(987,353)	(3,910)	11
EUR/NOK	MSC	06/20/18	NOK	(5,559)	(711)	(5)
EUR/NOK	MSC	06/20/18	NOK	(36,705)	(4,694)	54
EUR/PLN	MSC	06/20/18	PLN	(2,447)	(716)	(2)
EUR/PLN	MSC	06/20/18	PLN	(935)	(273)	—
EUR/SEK	MSC	06/20/18	SEK	(11,637)	(1,402)	25
GBP/EUR	MSC	06/20/18	EUR	(2,302)	(2,849)	20
GBP/USD	MSC	06/20/18	GBP	3,042	4,283	(27)
GBP/USD	MSC	06/20/18	GBP	7,079	9,964	70
HKD/USD	MSC	06/20/18	HKD	12,298	1,571	(3)
HKD/USD	MSC	09/19/18	HKD	39,311	5,032	2
HUF/EUR	MSC	06/20/18	EUR	(5,586)	(6,914)	(11)
IDR/USD	MSC	04/09/18	IDR	9,736,416	707	—
IDR/USD	MSC	04/11/18	IDR	119,670,625	8,688	(124)
IDR/USD	MSC	04/16/18	IDR	96,868,751	7,030	(177)
IDR/USD	MSC	04/26/18	IDR	19,701,764	1,428	(5)
IDR/USD	MSC	04/26/18	IDR	117,491,111	8,519	2
INR/USD	MSC	04/05/18	INR	341,903	5,241	(81)
INR/USD	MSC	04/06/18	INR	22,749	349	—
INR/USD	MSC	04/13/18	INR	398,449	6,102	(9)
INR/USD	MSC	04/13/18	INR	176,854	2,709	1
INR/USD	MSC	04/16/18	INR	99,964	1,530	(7)
INR/USD	MSC	04/27/18	INR	662,947	10,134	(113)
INR/USD	MSC	06/20/18	INR	47,325	719	(2)
JPY/CAD	MSC	06/20/18	CAD	(915)	(711)	(2)
JPY/EUR	MSC	06/20/18	EUR	(1,150)	(1,424)	(3)
JPY/EUR	MSC	06/20/18	EUR	(575)	(712)	7
JPY/USD	MSC	06/20/18	JPY	673,190	6,361	(43)
JPY/USD	MSC	06/20/18	JPY	150,133	1,418	—
KRW/USD	MSC	04/05/18	KRW	1,915,069	1,797	14
KRW/USD	MSC	04/09/18	KRW	758,084	712	4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
KRW/USD	MSC	04/12/18	KRW	1,745,126	1,638	(3)
KRW/USD	MSC	04/12/18	KRW	6,169,732	5,790	35
KRW/USD	MSC	04/16/18	KRW	1,301,192	1,221	(3)
KRW/USD	MSC	04/26/18	KRW	2,158,047	2,026	17
KRW/USD	MSC	04/27/18	KRW	912,542	857	10
MXN/USD	MSC	06/20/18	MXN	66,638	3,619	88
NOK/EUR	MSC	06/20/18	EUR	(8,285)	(10,255)	(61)
NOK/EUR	MSC	06/20/18	EUR	(1,205)	(1,491)	6
NOK/GBP	MSC	06/20/18	GBP	(221)	(311)	2
NZD/USD	MSC	06/20/18	NZD	9,242	6,678	(55)
NZD/USD	MSC	06/20/18	NZD	788	569	3
PEN/USD	MSC	04/05/18	PEN	9,203	2,852	(8)
PEN/USD	MSC	04/09/18	PEN	8,339	2,584	9
PHP/USD	MSC	06/06/18	PHP	37,667	720	1
PLN/EUR	MSC	06/20/18	EUR	(6,805)	(8,422)	(18)
PLN/EUR	MSC	06/20/18	EUR	(2,305)	(2,853)	6
RUB/USD	MSC	05/17/18	RUB	445,497	7,738	(38)
SEK/EUR	MSC	06/20/18	EUR	(39,213)	(48,533)	(394)
SEK/EUR	MSC	06/20/18	EUR	(1,720)	(2,129)	2
SEK/NOK	MSC	06/20/18	NOK	(16,528)	(2,114)	(11)
SEK/USD	MSC	06/20/18	SEK	5,895	710	(8)
SGD/USD	MSC	06/20/18	SGD	2,875	2,197	(3)
SGD/USD	MSC	06/20/18	SGD	4,351	3,326	6
THB/USD	MSC	04/12/18	THB	45,169	1,445	4
TRY/USD	MSC	06/20/18	TRY	5,167	1,280	(24)
TRY/USD	MSC	06/20/18	TRY	2,879	713	5
TWD/USD	MSC	04/16/18	TWD	35,712	1,226	2
TWD/USD	MSC	04/17/18	TWD	38,002	1,305	(8)
TWD/USD	MSC	04/17/18	TWD	29,491	1,012	3
TWD/USD	MSC	04/27/18	TWD	105,277	3,616	(21)
TWD/USD	MSC	05/10/18	TWD	81,927	2,816	(14)
TWD/USD	MSC	05/10/18	TWD	169,815	5,838	4
USD/ARS	MSC	04/04/18	ARS	(72,065)	(3,578)	(6)
USD/ARS	MSC	04/04/18	ARS	(72,064)	(3,578)	—
USD/ARS	MSC	04/09/18	ARS	(14,157)	(701)	(16)
USD/AUD	MSC	06/20/18	AUD	(1,898)	(1,458)	21
USD/BRL	MSC	04/03/18	BRL	(77,188)	(23,380)	(173)
USD/BRL	MSC	04/03/18	BRL	(13,236)	(4,009)	153
USD/BRL	MSC	05/03/18	BRL	(10,960)	(3,312)	(27)
USD/CAD	MSC	06/20/18	CAD	(2,722)	(2,116)	8
USD/CHF	MSC	06/20/18	CHF	(751)	(791)	14
USD/CLP	MSC	04/20/18	CLP	(847,067)	(1,403)	(10)
USD/CLP	MSC	04/20/18	CLP	(1,295,974)	(2,146)	41
USD/CNH	MSC	06/20/18	CNH	(13,460)	(2,138)	(14)
USD/CNH	MSC	06/20/18	CNH	(4,433)	(704)	4
USD/CNY	MSC	04/16/18	CNY	(12,081)	(1,919)	(13)
USD/COP	MSC	04/20/18	COP	(2,062,476)	(738)	(22)
USD/EUR	MSC	06/08/18	EUR	(8,699)	(10,756)	(9)
USD/EUR	MSC	06/20/18	EUR	(1,844)	(2,283)	(4)
USD/EUR	MSC	06/20/18	EUR	(10,962)	(13,565)	74
USD/GBP	MSC	06/20/18	GBP	(2,200)	(3,096)	(20)
USD/GBP	MSC	06/20/18	GBP	(3,729)	(5,251)	26
USD/HKD	SCB	05/11/18	HKD	(22,603)	(2,884)	34
USD/HKD	HSB	09/19/18	HKD	(28,425)	(3,639)	25
USD/IDR	MSC	04/11/18	IDR	(53,706,652)	(3,899)	117
USD/INR	MSC	04/05/18	INR	(46,431)	(712)	(3)
USD/INR	MSC	04/05/18	INR	(295,472)	(4,529)	14
USD/INR	MSC	04/06/18	INR	(20,597)	(316)	(1)
USD/INR	MSC	04/06/18	INR	(2,151)	(33)	—
USD/INR	MSC	04/13/18	INR	(140,067)	(2,145)	(9)
USD/INR	MSC	04/13/18	INR	(256,987)	(3,935)	10
USD/INR	MSC	04/27/18	INR	(370,210)	(5,659)	22
USD/JPY	MSC	06/20/18	JPY	(2,121,658)	(20,045)	(7)
USD/JPY	MSC	06/20/18	JPY	(855,738)	(8,085)	60
USD/KRW	MSC	04/05/18	KRW	(1,162,875)	(1,091)	(15)
USD/KRW	MSC	04/05/18	KRW	(752,194)	(706)	1
USD/KRW	MSC	04/12/18	KRW	(6,725,997)	(6,312)	(84)
USD/KRW	MSC	04/16/18	KRW	(1,517,124)	(1,424)	(7)
USD/KRW	MSC	04/26/18	KRW	(759,049)	(713)	(2)
USD/MXN	MSC	06/12/18	MXN	(38,166)	(2,076)	(30)
USD/MXN	MSC	06/20/18	MXN	(115,578)	(6,279)	(144)
USD/NOK	MSC	06/20/18	NOK	(6,781)	(867)	13
USD/NZD	MSC	06/20/18	NZD	(984)	(711)	(5)
USD/NZD	MSC	06/20/18	NZD	(11,065)	(7,994)	35
USD/PEN	MSC	04/05/18	PEN	(9,203)	(2,853)	(12)
USD/RUB	MSC	05/17/18	RUB	(34,027)	(591)	4
USD/SEK	MSC	06/20/18	SEK	(4,674)	(563)	11
USD/SGD	MSC	06/20/18	SGD	(1,873)	(1,431)	(2)
USD/SGD	MSC	06/20/18	SGD	(928)	(709)	—
USD/THB	MSC	04/12/18	THB	(22,745)	(728)	(4)
USD/THB	MSC	04/16/18	THB	(22,738)	(727)	(1)
USD/TRY	MSC	06/20/18	TRY	(1,721)	(426)	(1)
USD/TRY	MSC	06/20/18	TRY	(7,935)	(1,965)	23
USD/TWD	MSC	04/17/18	TWD	(190,630)	(6,544)	(46)
USD/TWD	MSC	04/17/18	TWD	(103,879)	(3,567)	4
USD/TWD	MSC	04/27/18	TWD	(20,616)	(708)	(1)
USD/TWD	MSC	04/27/18	TWD	(233,031)	(8,005)	40
USD/TWD	MSC	05/10/18	TWD	(56,442)	(1,942)	(5)
USD/TWD	MSC	05/10/18	TWD	(168,844)	(5,805)	11
USD/TWD	MSC	06/12/18	TWD	(46,113)	(1,590)	(3)
USD/ZAR	MSC	04/03/18	ZAR	(524)	(44)	—
USD/ZAR	MSC	05/18/18	ZAR	(50,753)	(4,260)	9
USD/ZAR	MSC	06/20/18	ZAR	(44,159)	(3,691)	40
ZAR/USD	MSC	06/20/18	ZAR	8,479	709	(2)
ZAR/USD	MSC	06/20/18	ZAR	192,539	16,090	18
					(35,191)	(840)

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Korean Won 3M Certificate of Deposit (Q)	Paying	BOA	2.00	03/21/20	KRW	33,851,780	3	(1)

OTC Credit Default Swap Agreements
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	920	(8)	(6)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	460	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	470	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	140	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	330	(3)	(3)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	330	(3)	(3)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	390	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	330	(3)	(3)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	320	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	70	—	—	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	630	(6)	(2)	(4)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	400	(4)	(1)	(3)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	460	(4)	(1)	(3)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	730	(6)	(2)	(4)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	760	(7)	(2)	(5)
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	03/20/19	230	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	03/20/19	460	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14 (Q)	BOA	N/A	1.00	06/20/19	70	—	—	—
People's Republic of China, 4.25%, 10/28/14 (Q)	BOA	N/A	1.00	06/20/19	80	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	430	(5)	(3)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	190	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	400	(4)	(5)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	870	(10)	(6)	(4)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	420	(5)	(3)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	70	—	—	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	200	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	3,030	(32)	—	(32)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	280	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	320	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	700	(8)	(4)	(4)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	330	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	410	(4)	(4)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	330	(4)	(5)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	180	(2)	(2)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	210	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	06/20/19	30	—	—	—
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	06/20/19	180	(2)	(1)	(1)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	12/20/20	1,600	(29)	9	(38)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	12/20/20	320	(6)	2	(8)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	12/20/20	3,500	(64)	29	(93)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	1,850	(33)	8	(41)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	100	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	2,230	(40)	20	(60)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	360	(7)	2	(9)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	200	(4)	1	(5)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	160	(3)	2	(5)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	90	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	100	(2)	—	(2)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	06/20/21	270	(5)	3	(8)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	06/20/21	950	(19)	11	(30)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	06/20/21	720	(14)	7	(21)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	320	(6)	3	(9)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	1,500	(29)	8	(37)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	440	(9)	1	(10)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	680	(13)	7	(20)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	370	(7)	4	(11)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	160	(3)	—	(3)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	820	(16)	9	(25)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	340	(7)	1	(8)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	590	(12)	1	(13)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	1,070	(21)	—	(21)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	500	(10)	5	(15)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	770	(15)	9	(24)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	220	(5)	2	(7)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	190	(4)	—	(4)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	190	(3)	1	(4)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	540	(10)	3	(13)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	60	(1)	—	(1)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	12/20/21	500	(10)	(2)	(8)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/22	180	(4)	(3)	(1)
					38,050	(575)	65	(640)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Emerging Markets Debt Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Ireland 0.1%
Oilflow SPV 1 DAC
12.00%, 01/13/22	310	324
Total Non-U.S. Government Agency Asset-Backed Securities (cost $328)		324
CORPORATE BONDS AND NOTES 22.5%
Argentina 1.1%
Arcor S.A.I.C.
6.00%, 07/06/23 (a)	980	1,014
Banco Macro SA
17.50%, 05/08/22, ARS (a)	16,330	772
Cablevision SA
6.50%, 06/15/21 (b)	1,390	1,449
6.50%, 06/15/21 (a)	300	312
		3,547
Australia 0.2%
Santos Finance Ltd.
4.13%, 09/14/27	860	818
Bangladesh 0.2%
Banglalink Digital Communications Ltd.
8.63%, 05/06/19 (a)	500	512
Brazil 1.2%
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (b) (c)	1,190	1,075
9.00%, (callable at 100 beginning 06/18/24) (b) (c)	370	395
BRF GmbH
4.35%, 09/29/26	210	181
Embraer Netherlands Finance BV
5.05%, 06/15/25	131	135
5.40%, 02/01/27	20	21
Itau Unibanco Holding SA
6.13%, (callable at 100 beginning 12/12/22) (c) (d) (e)	370	363
Marb BondCo Plc
6.88%, 01/19/25 (a)	200	183
Petrobras Global Finance BV
6.13%, 01/17/22	420	449
5.30%, 01/27/25 (a)	499	494
6.00%, 01/27/28 (a)	626	618
Samarco Mineracao SA
0.00%, 11/01/22 (d) (e) (f) (g)	300	220
		4,134
Canada 0.2%
First Quantum Minerals Ltd.
7.25%, 04/01/23 (a)	550	545
Chile 0.9%
Embotelladora Andina SA
5.00%, 10/01/23 (a)	550	579
GNL Quintero SA
4.63%, 07/31/29 (a)	680	686
Inversiones CMPC SA
4.38%, 05/15/23 (b)	400	407
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (a)	230	239
3.63%, 04/03/23 (b)	990	983
		2,894
China 0.6%
21Vianet Group Inc.
7.00%, 08/17/20	210	212
China Evergrande Group
8.25%, 03/23/22	420	430
8.75%, 06/28/25	230	229
Huarong Finance II Co. Ltd.
5.50%, 01/16/25	200	209
5.00%, 11/19/25	200	202
Kaisa Group Holdings Ltd.
8.50%, 06/30/22	200	187
	Shares/Par[1]	Value ($)
9.38%, 06/30/24	520	486
		1,955
Colombia 0.8%
Banco de Bogota SA
6.25%, 05/12/26 (a)	1,270	1,334
Colombia Telecomunicaciones SA ESP
8.50%, (callable at 100 beginning 03/30/20) (c)	1,043	1,078
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22 (b)	270	273
		2,685
Dominican Republic 0.4%
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/29 (a)	1,290	1,401
France 0.1%
CMA CGM SA
5.25%, 01/15/25, EUR (a)	180	199
Guatemala 1.2%
Agromercantil Senior Trust
6.25%, 04/10/19	100	102
6.25%, 04/10/19 (a)	660	671
Central American Bottling Corp.
5.75%, 01/31/27 (a)	700	717
Comcel Trust
6.88%, 02/06/24 (a)	740	773
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	600	627
Energuate Trust
5.88%, 05/03/27 (a)	1,210	1,213
		4,103
Hong Kong 0.1%
New Cotai LLC
10.63%, 05/01/19 (a) (b) (h)	442	435
India 1.6%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24	240	243
Glenmark Pharmaceuticals Ltd.
2.00%, 06/28/22 (i)	500	543
GMR Hyderabad International Airport Ltd.
4.25%, 10/27/27 (b)	600	547
4.25%, 10/27/27 (a)	200	183
Greenko Dutch BV
5.25%, 07/24/24 (a)	330	317
Greenko Investment Co.
4.88%, 08/16/23	600	567
4.88%, 08/16/23 (a)	200	190
Hindustan Petroleum Corp. Ltd.
4.00%, 07/12/27	200	192
HPCL-Mittal Energy Ltd.
5.25%, 04/28/27	480	458
Neerg Energy Ltd.
6.00%, 02/13/22	400	395
6.00%, 02/13/22 (a)	400	396
NTPC Ltd.
2.75%, 02/01/27, EUR	100	125
Reliance Industries Ltd.
3.67%, 11/30/27 (a) (b)	910	860
3.67%, 11/30/27	250	237
Rolta Americas LLC
0.00%, 07/24/19 (d) (e) (f) (g)	420	134
		5,387
Indonesia 0.2%
Delta Investment Horizon International Ltd.
3.00%, 05/26/20 (i)	200	200
Innovate Capital Pte Ltd.
0.00%, 12/11/24 (h) (i)	550	380
		580
Israel 0.4%
Delek & Avner Tamar Bond Ltd.
3.84%, 12/30/18 (a)	1,480	1,479
Italy 0.4%
Wind Tre SpA
2.63%, 01/20/23, EUR	200	222

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
2.63%, 01/20/23, EUR (a)	500	554
3.13%, 01/20/25, EUR (a)	100	108
5.00%, 01/20/26 (a)	680	578
		1,462
Jamaica 0.5%
Digicel Group Ltd.
8.25%, 09/30/20	370	317
8.25%, 09/30/20 (a)	300	258
Digicel Ltd.
6.00%, 04/15/21 (b)	380	354
6.75%, 03/01/23 (a)	910	819
		1,748
Japan 0.6%
SoftBank Group Corp.
6.00%, (callable at 100 begininng 07/19/23) (c)	800	754
4.75%, 09/19/24	200	193
3.13%, 09/19/25, EUR	350	404
Universal Entertainment Corp.
8.50%, 08/24/20 (d) (e)	774	783
		2,134
Luxembourg 0.8%
Altice Financing SA
6.63%, 02/15/23	600	594
7.50%, 05/15/26	600	588
7.50%, 05/15/26 (a)	620	609
Telefonica Celular del Paraguay SA
6.75%, 12/13/22 (b)	760	782
		2,573
Malaysia 0.3%
Gohl Capital Ltd.
4.25%, 01/24/27	1,090	1,072
Mexico 1.7%
America Movil SAB de CV
6.00%, 06/09/19, MXN	8,890	473
Banco Mercantil del Norte SA
7.63%, (callable at 100 beginning 01/10/28) (a) (c)	610	651
BBVA Bancomer SA
5.13%, 01/18/33 (a)	500	480
Cemex Finance LLC
4.63%, 06/15/24, EUR	220	288
Cemex SAB de CV
2.75%, 12/05/24, EUR (a)	280	341
Gruma SAB de CV
4.88%, 12/01/24 (a)	910	945
Grupo Cementos de Chihuahua SAB de CV
5.25%, 06/23/24 (a)	720	720
JB y Compania SA de CV
3.75%, 05/13/25 (a)	410	402
Petroleos Mexicanos
3.75%, 02/21/24, EUR	400	521
Unifin Financiera SAB de CV SOFOM ENR
8.88%, (callable at 100 beginning 01/29/25) (a) (b) (c)	220	216
7.38%, 02/12/26 (a) (b)	720	702
		5,739
Mongolia 0.3%
Energy Resources LLC
0.00%, (callable at 100 beginning 10/01/18) (c) (h)	546	326
8.00%, 09/30/22 (j)	822	834
		1,160
Netherlands 0.4%
Petrobras Global Finance BV
4.38%, 05/20/23	160	157
Teva Pharmaceutical Finance III BV
2.20%, 07/21/21	990	889
VimpelCom Holdings BV
4.95%, 06/16/24 (a)	210	207
		1,253
	Shares/Par[1]	Value ($)
Nigeria 0.1%
Zenith Bank Plc
7.38%, 05/30/22	450	464
Paraguay 0.4%
Banco Regional SAECA
8.13%, 01/24/19 (a)	1,210	1,249
Peru 2.2%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (a)	1,938	2,112
Banco de Credito del Peru
4.85%, 10/30/20, PEN (a)	5,525	1,713
Banco Internacional del Peru S.A.A. Interbank
3.38%, 01/18/23 (a)	570	553
Corp. Lindley SA
6.75%, 11/23/21	1,756	1,888
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 - 06/02/25 (k)	1,062	925
		7,191
Qatar 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	394	404
5.84%, 09/30/27 (d) (e)	510	556
6.33%, 09/30/27	330	367
		1,327
Romania 0.1%
Cable Communications Systems NV
5.00%, 10/15/23, EUR (a)	260	336
Russian Federation 1.1%
Credit Bank of Moscow Via CBOM Finance Plc
7.50%, 10/05/27 (j)	1,460	1,358
Lukoil International Finance BV
4.56%, 04/24/23	510	514
MMC Norilsk Nickel OJSC
4.10%, 04/11/23	200	196
Phosagro OAO via Phosagro Bond Funding Ltd.
3.95%, 11/03/21 (a)	1,250	1,237
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24 (j)	470	475
		3,780
Singapore 0.1%
Medco Platinum Road Pte Ltd.
6.75%, 01/30/25 (a) (b)	400	384
South Africa 0.7%
Eskom Holdings SOC Ltd.
6.75%, 08/06/23	240	243
MTN Mauritius Investment Ltd.
5.37%, 02/13/22	220	222
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (a)	370	391
Transnet SOC Ltd.
10.00%, 03/30/29, ZAR	16,500	1,343
		2,199
Switzerland 0.1%
Syngenta Finance NV
1.25%, 09/10/27, EUR	200	210
Turkey 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii A/S
3.38%, 11/01/22	1,050	981
Coca-Cola Icecek A/S
4.22%, 09/19/24 (a) (b)	400	388
4.22%, 09/19/24	820	797
Global Liman Isletmeleri
8.13%, 11/14/21	200	204
8.13%, 11/14/21 (a)	760	775
		3,145
Ukraine 0.4%
Metinvest BV
6.58%, 12/31/21 (h)	803	840
MHP SA
8.25%, 04/02/20	330	358

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
7.75%, 05/10/24 (a)	200	211
		1,409
United Arab Emirates 0.5%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47 (a)	800	776
Dolphin Energy Ltd.
5.50%, 12/15/21	250	266
Ruwais Power Co. PJSC
6.00%, 08/31/36 (a)	640	727
		1,769
United Kingdom 0.1%
Tullow Oil Plc
6.25%, 04/15/22 (a)	350	354
United States of America 1.0%
JPMorgan Chase Bank NA
8.75%, 05/17/31, IDR (a)	7,732,000	636
7.50%, 08/19/32, IDR (a)	16,271,000	1,221
Kosmos Energy Ltd.
7.88%, 08/01/21	470	478
7.88%, 08/01/21 (a)	200	204
Terraform Global Operating LLC
6.13%, 03/01/26 (a)	910	917
		3,456
Vietnam 0.1%
Debt and Asset Trading Corp.
1.00%, 10/10/25	250	176
Zambia 0.1%
First Quantum Minerals Ltd.
7.50%, 04/01/25	210	206
Total Corporate Bonds And Notes (cost $75,390)		75,470
GOVERNMENT AND AGENCY OBLIGATIONS 58.5%
Argentina 3.5%
Argentina Bonar Bond
25.06%, (Argentina Deposit Rates Badlar + 2.50%), 03/11/19, ARS (j)	17,970	922
25.81%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (j)	2,475	130
24.56%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (j)	3,705	189
Argentina Boncer Inflation Indexed Note
2.50%, 07/22/21, ARS (l)	375	26
Argentina Bonos del Tesoro
15.50%, 10/17/26, ARS	2,420	127
Argentina Government International Bond
2.26%, 12/31/38, EUR (m)	420	356
7.13%, 06/28/17 (a)	330	304
Argentina Inflation Indexed Bond
19.21%, 03/06/20, ARS (l)	2,500	131
Argentina POM Politica Monetaria
27.25%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (j)	58,815	3,126
Argentina Republic Government International Bond
3.75%, 02/08/19, ARS	11,210	590
3.38%, 01/15/23, EUR	710	864
5.00%, 01/15/27, EUR	750	899
5.88%, 01/11/28	560	527
5.25%, 01/15/28, EUR	760	912
2.50%, 12/31/38 (m)	130	87
6.25%, 11/09/47, EUR	100	114
6.88%, 01/11/48	940	856
City of Buenos Aires, Argentina
25.81%, (Argentina Deposit Rates Badlar + 3.25%), 03/29/24, ARS (j)	19,130	942
Province of Santa Fe
7.00%, 03/23/23	180	186
Provincia de Buenos Aires
26.39%, (Argentina Deposit Rates Badlar + 3.83%), 05/31/22, ARS (j)	7,680	395
Republic of Argentina
7.82%, 12/31/33, EUR	96	134
		11,817
	Shares/Par[1]	Value ($)
Brazil 4.3%
Brazil Government International Bond
10.00%, 01/01/29, BRL	4,733	1,468
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/40, BRL (l)	1,039	1,084
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23 - 01/01/27, BRL	37,163	11,983
		14,535
Burundi 0.1%
Eastern and Southern African Trade and Development Bank
5.38%, 03/14/22	200	205
Chile 2.6%
Banco Central de Chile en UF Inflation Indexed Note
3.00%, 03/01/22, CLP (n)	458,437	815
Bonos de la Tesoreria de la Republica en Pesos
4.50%, 02/28/21 - 03/01/26, CLP	820,000	1,372
5.00%, 03/01/35, CLP	1,320,000	2,188
Bonos Tesoreria Pesos
4.50%, 03/01/21, CLP	1,860,000	3,170
Chile Government International Bond
5.50%, 08/05/20, CLP	751,000	1,295
		8,840
Colombia 5.0%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	432
4.38%, 03/21/23, COP	1,858,000	630
Colombia TES
11.25%, 10/24/18, COP	242,300	90
10.00%, 07/24/24, COP	8,768,400	3,773
7.50%, 08/26/26, COP	2,898,600	1,112
6.00%, 04/28/28, COP	5,229,800	1,807
7.00%, 05/04/22 - 06/30/32, COP	16,754,500	6,193
Titulos de Tesoreria Inflation Indexed Bond
3.50%, 03/10/21 - 05/07/25, COP (n)	6,861,088	2,537
3.30%, 03/17/27, COP (n)	504,492	182
		16,756
Czech Republic 1.6%
Czech Republic Government Bond
2.40%, 09/17/25, CZK	12,080	620
0.25%, 02/10/27, CZK	47,570	2,031
2.50%, 08/25/28, CZK	37,200	1,909
4.20%, 12/04/36, CZK	12,140	738
		5,298
Dominican Republic 1.1%
Dominican Republic Bond
10.50%, 04/07/23, DOP	2,700	58
11.38%, 07/06/29, DOP	3,000	66
Dominican Republic Central Bank Note
11.00%, 09/15/23, DOP (a)	2,190	46
Dominican Republic Government Bond
12.00%, 03/05/32, DOP	58,600	1,277
Dominican Republic International Bond
8.90%, 02/15/23, DOP (a)	33,850	703
11.50%, 05/10/24, DOP	22,700	501
18.50%, 02/04/28, DOP (a)	4,900	145
6.85%, 01/27/45 (a)	950	1,027
		3,823
Ecuador 0.2%
Ecuador Government International Bond
9.63%, 06/02/27	310	330
7.88%, 01/23/28 (a)	270	259
		589
Hungary 2.6%
Hungary Government Bond
2.50%, 10/27/21, HUF	231,630	963
3.00%, 06/26/24, HUF	1,122,300	4,754
5.50%, 06/24/25, HUF	610,020	2,969
		8,686
Indonesia 2.8%
Indonesia Government Bond
8.25%, 07/15/21, IDR	32,700,000	2,523

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
7.00%, 05/15/27, IDR	7,241,000	536
Indonesia Government International Bond
5.88%, 01/15/24	720	791
2.15%, 07/18/24, EUR (a)	940	1,192
6.75%, 01/15/44	270	339
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	19,500,000	1,453
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	20,200,000	1,683
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/28 (a)	920	928
		9,445
Malaysia 5.3%
Malaysia Government Bond
3.58%, 09/28/18, MYR	2,050	531
3.76%, 03/15/19, MYR	2,020	525
5.73%, 07/30/19, MYR	9,920	2,647
4.38%, 11/29/19, MYR	13,820	3,633
3.89%, 07/31/20, MYR	1,050	274
4.05%, 09/30/21, MYR	1,630	428
4.23%, 06/30/31, MYR	2,690	686
4.74%, 03/15/46, MYR	1,810	462
Malaysia Government Investment Issue
3.51%, 05/15/18, MYR	2,930	758
3.87%, 08/30/18, MYR	11,650	3,018
4.30%, 10/31/18, MYR	1,300	338
3.40%, 11/30/18, MYR	4,950	1,280
3.56%, 04/30/19, MYR	6,340	1,642
3.74%, 08/26/21, MYR	2,840	732
4.25%, 09/30/30, MYR	1,890	473
4.79%, 10/31/35, MYR	670	174
		17,601
Mexico 2.6%
Mexico Bonos
6.50%, 06/09/22, MXN	104,068	5,576
8.00%, 12/07/23 - 11/07/47, MXN	13,391	763
10.00%, 12/05/24, MXN	7,718	487
7.50%, 06/03/27, MXN	2,110	117
7.75%, 05/29/31, MXN	21,202	1,193
7.75%, 11/23/34 - 11/13/42, MXN	8,913	499
		8,635
Nigeria 0.1%
Africa Finance Corp.
3.88%, 04/13/24 (a)	300	289
Peru 3.5%
Peru Government International Bond
5.70%, 08/12/24, PEN	1,539	521
5.70%, 08/12/24, PEN (a)	7,143	2,417
8.20%, 08/12/26, PEN	553	215
6.35%, 08/12/28, PEN (a)	5,585	1,947
6.95%, 08/12/31, PEN	2,178	795
6.15%, 08/12/32, PEN (a)	6,320	2,149
6.90%, 08/12/37, PEN	2,462	885
6.85%, 02/12/42, PEN	4,205	1,490
6.71%, 02/12/55, PEN	718	251
Republic of Peru
5.20%, 09/12/23, PEN	3,494	1,159
		11,829
Puerto Rico 0.4%
Commonwealth of Puerto Rico
0.00%, 07/01/27 - 07/01/41 (d) (e) (f) (g)	1,080	471
Puerto Rico Sales Tax Financing Corp.
0.00%, 08/01/21 - 08/01/57 (d) (e) (f) (g)	2,085	904
		1,375
Russian Federation 5.4%
Russia Federal Bond
7.00%, 08/16/23, RUB	62,175	1,112
6.50%, 02/28/24, RUB	259,570	4,496
7.10%, 10/16/24, RUB	108,180	1,932
7.75%, 09/16/26, RUB	124,110	2,288
8.50%, 09/17/31, RUB	403,160	7,900
7.70%, 03/23/33, RUB	4,010	73
	Shares/Par[1]	Value ($)
Russia Government Bond
7.05%, 01/19/28, RUB	19,850	349
		18,150
South Africa 7.7%
South Africa Government Bond
8.00%, 01/31/30, ZAR	480	39
8.25%, 03/31/32, ZAR	35,970	2,963
8.88%, 02/28/35, ZAR	88,980	7,628
8.50%, 01/31/37, ZAR	105,495	8,670
9.00%, 01/31/40, ZAR	58,175	4,982
6.50%, 02/28/41, ZAR	20	1
8.75%, 01/31/44, ZAR	18,063	1,503
		25,786
Suriname 0.1%
Republic of Suriname
9.25%, 10/26/26 (a)	200	206
Thailand 4.4%
Thailand Government Bond
3.65%, 12/17/21 - 06/20/31, THB	151,290	5,208
1.88%, 06/17/22, THB	44,260	1,425
3.85%, 12/12/25, THB	26,500	941
2.13%, 12/17/26, THB	24,380	762
3.58%, 12/17/27, THB	27,180	947
3.78%, 06/25/32, THB	20,200	702
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (n)	149,699	4,644
		14,629
Turkey 4.2%
Turkey Government Bond
10.40%, 03/27/19, TRY	8,770	2,156
9.40%, 07/08/20, TRY	1,750	407
9.20%, 09/22/21, TRY	1,360	305
11.00%, 03/02/22, TRY	6,220	1,469
10.70%, 02/17/21 - 08/17/22, TRY	17,090	4,016
12.20%, 01/18/23, TRY	22,780	5,609
		13,962
Uruguay 0.2%
Uruguay Government International Bond
8.50%, 03/15/28, UYU (a)	9,550	310
Uruguay Government International Inflation Indexed Bond
4.38%, 12/15/28, UYU (n)	9,778	371
		681
Venezuela 0.8%
Petroleos de Venezuela SA
0.00%, 10/28/22 - 11/15/26 (d) (e) (f) (g)	11,110	2,575
Total Government And Agency Obligations (cost $191,323)		195,712
CREDIT LINKED STRUCTURED NOTES 8.0%
Colombia 0.2%
Citigroup Funding Inc. Credit Linked Note
(Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A), COP (d) (e)	1,642,000	703
Egypt 2.0%
Citigroup Global Markets Holdings Inc. Credit Linked Note
(Egypt Treasury Bill, 0.00%, 05/08/18, Moody's Rating N/A), EGP (a) (k)	21,000	1,170
(Egypt Treasury Bill, 0.00%, 07/10/18, Moody's Rating N/A), EGP (a) (k)	24,000	1,282
(Arab Republic of Egypt, Moody's rating B3), EGP (a)	13,950	720
(Egypt Treasury Bill, 0.00%, 10/30/18, Moody's rating N/A), EGP (a) (k)	12,000	618
(Egypt Treasury Bill, 0.00%, 11/27/18, Moody's Rating N/A), EGP (a) (k)	9,500	481
HSBC Bank Plc Credit Linked Note
(Egypt Treasury Bill, 0.00%, 06/05/18, Moody's rating N/A), EGP (a) (k)	14,600	801
JPMorgan Chase & Co. Credit Linked Note
(Egypt Treasury Bill, 0.00%, 07/24/18, Moody's rating N/A), EGP (a) (k)	5,300	294
(Egypt Treasury Bill, 0.00%, 02/05/19, Moody's rating N/A), EGP (a) (k)	18,800	932

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JPMorgan Chase Bank NA Credit Linked Note
(Egypt Treasury Bill, 0.00%, 05/08/18, Moody's Rating N/A), EGP (a) (k)	10,250	569
		6,867
Indonesia 5.8%
Deutsche Bank AG Credit Linked Note
(Indonesia Government, 8.25%, 05/15/36, Moody's Rating N/A), IDR (a)	9,800,000	772
(Indonesia Government, 7.05%, 08/15/32, Moody's rating N/A), IDR (a)	35,600,000	2,670
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government, 8.38%, 09/15/26, Moody's rating N/A), IDR (a)	13,137,000	1,061
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (a)	55,759,000	4,660
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	46,000,000	3,278
(Indonesia Government, 7.88%, 04/15/19, Moody's rating Baa3), IDR (a)	21,400,000	1,597
Standard Chartered Bank Credit Linked Note
(Indonesia Government, 9.00%, 03/15/29, Moody's Rating Baa3), IDR (a)	10,711,000	894
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (a)	37,622,000	3,096
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	18,684,000	1,332
		19,360
Total Credit Linked Structured Notes (cost $28,831)		26,930
COMMON STOCKS 0.0%
Mongolia 0.0%
Mongolian Mining Corp. (f)	1,247	27
United States of America 0.0%
New Cotai LLC (d) (e) (f) (o)	—	—
Total Common Stocks (cost $41)		27
SHORT TERM INVESTMENTS 5.9%
Certificates of Deposit 0.1%
Banco del Estado de Chile
2.38%, (1M US LIBOR + 0.50%), 09/28/18 (j)	329	329
Commercial Paper 2.9%
China Construction Bank Corp.
2.37%, 05/14/18 (a) (p)	413	412
Dominion Energy Inc.
2.68%, 06/22/18 (a) (p)	648	644
Electricite de France SA
2.32%, 04/27/18 (a) (p)	1,459	1,457
HP Inc.
2.55%, 04/27/18 (a) (p)	977	975
Marriott International Inc.
2.51%, 05/09/18 (a) (p)	1,139	1,136
Omnicom Capital Inc.
2.49%, 05/11/18 (a) (p)	250	249
Potash Corp. of Saskatchewan Inc.
2.57%, 05/31/18 (a) (p)	832	828
2.82%, 06/11/18 (a) (p)	882	877
Schlumberger Holdings Corp.
2.58%, 05/29/18 (a) (p)	272	271
Sempra Energy Holdings
2.75%, 06/25/18 (a) (p)	912	906
Southern Co.
2.75%, 06/19/18 (a) (p)	979	973
United Overseas Bank Ltd.
2.40%, 07/27/18 (a) (p)	413	410
VW Credit Inc.
2.70%, 06/22/18 (a) (p)	528	525
		9,663
	Shares/Par[1]	Value ($)
Securities Lending Collateral 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (q)	4,720	4,720
Treasury Securities 1.5%
Letras Banco Central Argentina Treasury Bill
24.29%, 05/16/18, ARS (p)	62,950	3,028
25.14%, 06/21/18, ARS (p)	10,400	483
24.74%, 07/18/18, ARS (p)	14,225	650
24.28%, 08/15/18, ARS (p)	17,550	792
		4,953
Total Short Term Investments (cost $20,075)		19,665
Total Investments 95.0% (cost $315,988)		318,128
Total Purchased Options 0.0% (cost $6)		39
Other Derivative Instruments (0.2)%		(804)
Other Assets and Liabilities, Net 5.2%		17,460
Total Net Assets 100.0%		334,823

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $85,708 and 25.6%, respectively.

(b) All or portion of the security was on loan.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.3% of the Fund’s net assets.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Convertible security.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) The coupon rate represents the yield to maturity.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citigroup Funding Inc. Credit Linked Note - Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A	08/12/11	1,041	703	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Commonwealth of Puerto Rico, 0.00%, 07/01/27	05/13/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/13/14	19	11	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/14	34	20	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/06/14	15	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/08/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/35	03/12/14	126	174	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/07/14	15	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/37	05/08/14	48	36	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	04/02/14	44	27	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	11/25/06	214	132	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/39	05/05/14	12	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	03/25/14	31	19	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	05/05/14	30	17	—
Itau Unibanco Holding SA, 6.13%, callable at 100 beginning 12/12/22	12/29/17	370	363	0.1
New Cotai LLC	04/18/13	—	—	—
Petroleos de Venezuela SA, 0.00%, 10/28/22	05/16/17	3,701	2,431	0.7
Petroleos de Venezuela SA, 0.00%, 11/15/26	06/22/17	214	144	0.1
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/21	03/12/18	6	6	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/27	02/19/14	32	9	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	02/16/18	6	6	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	11/15/17	41	12	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/29	02/12/18	5	6	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/30	02/16/18	19	21	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/31	02/14/18	60	66	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	02/19/14	283	95	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	02/16/18	17	18	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	12/30/16	2	1	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/36	03/12/18	3	3	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/36	02/12/18	64	69	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/16/18	11	12	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	05/16/17	30	11	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/16/18	19	21	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	02/15/18	40	45	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	07/09/14	49	18	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	02/16/18	33	36	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	46	13	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	7	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	45	13	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/16/18	8	9	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/40	05/08/14	47	53	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/40	02/14/18	124	129	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/42	05/08/14	29	9	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	05/14/14	20	7	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	02/19/14	55	31	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/46	02/12/18	19	20	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/57	02/16/18	156	163	0.1
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27	07/14/15	572	556	0.2
Rolta Americas LLC, 0.00%, 07/24/19	07/19/17	72	134	0.1
Samarco Mineracao SA, 0.00%, 11/01/22	05/16/17	211	220	0.1
Universal Entertainment Corp., 8.50%, 08/24/20	10/19/16	784	783	0.2
		8,845	6,709	2.0

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
90-Day Eurodollar	(142)	December 2019		(34,511)	2	(1)
Euro-Bobl	(17)	June 2018	EUR	(2,217)	(1)	(17)
Euro-Bund	(11)	June 2018	EUR	(1,731)	(1)	(28)
U.S. Treasury Long Bond	7	June 2018		1,005	5	22
U.S. Treasury Note, 10-Year	(124)	June 2018		(14,908)	(28)	(113)
U.S. Treasury Note, 2-Year	10	June 2018		2,125	—	1
U.S. Treasury Note, 5-Year	(67)	June 2018		(7,655)	(7)	(14)
Ultra 10-Year U.S. Treasury Note	(15)	June 2018		(1,920)	(6)	(28)
Ultra Long Term U.S. Treasury Bond	(6)	June 2018		(961)	(1)	(2)
					(37)	(180)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M South African Johannesburg Interbank Rate (Q)	Paying	7.33	03/21/20	ZAR	154,480	(12)	53
3M South African Johannesburg Interbank Rate (Q)	Paying	6.75	06/20/20	ZAR	83,950	(7)	(7)
6M Budapest Interbank Offered Rate (S)	Receiving	2.33	01/22/28	HUF	150,650	1	20
6M Budapest Interbank Offered Rate (S)	Receiving	3.07	02/20/28	HUF	81,350	1	1
6M Budapest Interbank Offered Rate (A)	Paying	0.25	06/20/20	HUF	845,650	(1)	(1)
6M EURIBOR (S)	Receiving	0.25	06/20/23	EUR	450	—	(3)
6M EURIBOR (S)	Receiving	0.50	06/20/25	EUR	270	—	(3)
6M EURIBOR (S)	Receiving	1.00	06/20/28	EUR	740	—	(13)
6M EURIBOR (A)	Paying	1.54	01/19/28	EUR	1,200	—	7
6M Poland Warsaw Interbank Offered Rate (S)	Receiving	2.57	03/21/23	PLN	15,320	(2)	(42)
6M Poland Warsaw Interbank Offered Rate (S)	Receiving	2.96	12/22/27	PLN	1,540	—	(4)
6M Poland Warsaw Interbank Offered Rate (S)	Receiving	2.96	12/27/27	PLN	3,060	(1)	(8)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.00	06/20/20	PLN	60,550	3	3
Brazil Interbank Deposit Rate (M)	Receiving	8.90	01/04/21	BRL	9,975	(4)	(57)
Brazil Interbank Deposit Rate (M)	Receiving	9.50	01/02/23	BRL	1,850	(1)	(11)
Brazil Interbank Deposit Rate (M)	Receiving	9.80	01/02/25	BRL	3,825	(4)	(20)
Brazil Interbank Deposit Rate (M)	Paying	6.90	01/02/19	BRL	19,200	1	29
Brazil Interbank Deposit Rate (M)	Paying	7.50	01/02/20	BRL	30,589	11	25
Brazil Interbank Deposit Rate (M)	Paying	8.05	01/02/20	BRL	31,650	11	158
Mexican Interbank Rate (M)	Receiving	7.65	06/17/20	MXN	132,500	—	(15)
Mexican Interbank Rate (M)	Receiving	5.50	03/09/22	MXN	12,960	—	10
Mexican Interbank Rate (M)	Receiving	5.66	01/24/25	MXN	27,480	—	144
Mexican Interbank Rate (M)	Receiving	7.50	03/03/27	MXN	1,490	—	(1)
Mexican Interbank Rate (M)	Receiving	7.80	06/07/28	MXN	56,825	—	(39)
Mexican Interbank Rate (M)	Paying	7.50	06/16/21	MXN	434,825	—	108
Mexican Interbank Rate (M)	Paying	7.60	06/14/23	MXN	108,675	—	40
Mexican Interbank Rate (M)	Paying	7.70	06/11/25	MXN	110,200	—	68
Mexican Interbank Rate (M)	Paying	7.50	06/09/27	MXN	69,490	—	—
Mexican Interbank Rate (M)	Paying	8.01	06/29/27	MXN	55,250	—	41
						(4)	483

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
Eurodollar 1-Year Mid-Curve Future	Put	98.00	06/15/18	23	39
					39

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	MSC	04/04/18	ARS	11,768	584	(29)
ARS/USD	MSC	04/04/18	ARS	34,514	1,714	3
ARS/USD	MSC	04/09/18	ARS	7,938	393	2
ARS/USD	MSC	04/12/18	ARS	47,948	2,370	46
ARS/USD	MSC	04/16/18	ARS	14,014	691	2
ARS/USD	MSC	04/20/18	ARS	7,507	370	10
ARS/USD	MSC	05/02/18	ARS	17,674	865	5
ARS/USD	MSC	05/07/18	ARS	15,621	762	11
ARS/USD	MSC	05/11/18	ARS	10,701	521	7
ARS/USD	MSC	05/14/18	ARS	5,925	288	5
ARS/USD	MSC	05/17/18	ARS	9,270	450	7
ARS/USD	MSC	05/24/18	ARS	23,231	1,123	12
ARS/USD	MSC	05/31/18	ARS	11,159	537	6
ARS/USD	MSC	07/03/18	ARS	17,159	811	—
BRL/USD	MSC	04/03/18	BRL	71,090	21,533	(347)
BRL/USD	MSC	04/03/18	BRL	71,091	21,533	145
BRL/USD	MSC	05/03/18	BRL	72,970	22,049	185
CLP/USD	MSC	04/20/18	CLP	1,150,029	1,905	(4)
CLP/USD	MSC	04/27/18	CLP	1,434,608	2,376	16
CNH/USD	MSC	06/20/18	CNH	74,150	11,780	129
CNH/EUR	MSC	06/20/18	EUR	(1,423)	(1,761)	15
CNY/USD	MSC	04/16/18	CNY	40,145	6,378	37
COP/USD	MSC	04/20/18	COP	9,151,172	3,274	64
COP/USD	MSC	04/27/18	COP	4,016,455	1,437	27
CZK/EUR	MSC	06/20/18	EUR	(6,444)	(7,977)	11
EUR/CZK	MSC	06/20/18	CZK	(18,469)	(899)	(1)
EUR/USD	MSC	06/20/18	EUR	26,941	33,344	(143)
EUR/HUF	MSC	06/20/18	HUF	(1,217,481)	(4,821)	15
EUR/PLN	MSC	06/20/18	PLN	(3,015)	(882)	(2)
EUR/PLN	MSC	06/20/18	PLN	(1,164)	(341)	—
HKD/USD	MSC	06/20/18	HKD	15,194	1,941	(3)
HKD/USD	MSC	09/19/18	HKD	53,307	6,824	3
HUF/EUR	MSC	06/20/18	EUR	(10,008)	(12,387)	(19)
IDR/USD	MSC	04/04/18	IDR	13,854,970	1,006	(19)
IDR/USD	MSC	04/09/18	IDR	12,008,706	872	—
IDR/USD	MSC	04/11/18	IDR	112,367,803	8,157	(144)
IDR/USD	MSC	04/16/18	IDR	108,407,528	7,867	(214)
IDR/USD	MSC	04/26/18	IDR	38,290,403	2,777	(10)
IDR/USD	MSC	04/26/18	IDR	113,479,279	8,228	2
INR/USD	MSC	04/05/18	INR	390,584	5,987	(93)
INR/USD	MSC	04/06/18	INR	27,907	428	(1)
INR/USD	MSC	04/13/18	INR	607,925	9,308	(13)
INR/USD	MSC	04/13/18	INR	104,395	1,599	1
INR/USD	MSC	04/16/18	INR	123,091	1,885	(8)
INR/USD	MSC	04/27/18	INR	842,325	12,876	(146)
JPY/USD	MSC	06/20/18	JPY	185,502	1,753	(11)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
KRW/USD	MSC	04/05/18	KRW	2,356,232	2,210	17
KRW/USD	MSC	04/09/18	KRW	940,110	882	4
KRW/USD	MSC	04/12/18	KRW	2,155,317	2,023	(4)
KRW/USD	MSC	04/12/18	KRW	7,644,977	7,174	43
KRW/USD	MSC	04/16/18	KRW	1,599,490	1,501	(3)
KRW/USD	MSC	04/26/18	KRW	2,673,657	2,511	22
KRW/USD	MSC	04/27/18	KRW	1,132,642	1,064	13
MXN/USD	MSC	06/20/18	MXN	309,088	16,794	439
PEN/USD	MSC	04/05/18	PEN	1,473	457	(1)
PEN/USD	MSC	04/05/18	PEN	10,534	3,265	8
PEN/USD	MSC	04/09/18	PEN	3,704	1,148	11
PHP/USD	MSC	06/06/18	PHP	53,046	1,013	2
PLN/EUR	MSC	06/20/18	EUR	(23,884)	(29,562)	(41)
PLN/EUR	MSC	06/20/18	EUR	(2,861)	(3,540)	8
RON/USD	MSC	06/20/18	RON	4,290	1,134	(2)
RON/USD	MSC	06/20/18	RON	19,055	5,036	6
RUB/USD	MSC	05/17/18	RUB	750,043	13,027	(64)
RUB/USD	MSC	05/17/18	RUB	86,019	1,494	11
SGD/USD	MSC	06/20/18	SGD	3,560	2,721	(3)
SGD/USD	MSC	06/20/18	SGD	5,156	3,939	6
THB/USD	MSC	04/12/18	THB	213,978	6,844	101
TRY/USD	MSC	06/20/18	TRY	36,862	9,128	(184)
TRY/USD	MSC	06/20/18	TRY	3,566	883	6
TWD/USD	MSC	04/16/18	TWD	43,899	1,507	2
TWD/USD	MSC	04/17/18	TWD	66,675	2,289	(13)
TWD/USD	MSC	04/17/18	TWD	36,281	1,245	4
TWD/USD	MSC	04/27/18	TWD	128,436	4,412	(26)
TWD/USD	MSC	05/10/18	TWD	101,786	3,500	(16)
TWD/USD	MSC	05/10/18	TWD	209,933	7,219	4
USD/ARS	MSC	04/04/18	ARS	(17,159)	(852)	(2)
USD/ARS	MSC	04/04/18	ARS	(29,123)	(1,446)	10
USD/BRL	MSC	04/03/18	BRL	(142,181)	(43,066)	(321)
USD/CLP	MSC	04/20/18	CLP	(1,044,059)	(1,729)	(12)
USD/CLP	MSC	04/20/18	CLP	(3,670,611)	(6,079)	86
USD/CNH	MSC	06/20/18	CNH	(16,686)	(2,650)	(17)
USD/CNH	MSC	06/20/18	CNH	(5,536)	(879)	5
USD/CNY	MSC	04/16/18	CNY	(14,645)	(2,327)	(16)
USD/COP	MSC	04/20/18	COP	(7,140,155)	(2,555)	(70)
USD/COP	MSC	04/20/18	COP	(1,407,115)	(504)	3
USD/CZK	MSC	06/20/18	CZK	(30,916)	(1,504)	7
USD/EUR	MSC	06/08/18	EUR	(4,423)	(5,469)	(1)
USD/EUR	MSC	06/20/18	EUR	(2,697)	(3,339)	1
USD/HKD	SCB	05/11/18	HKD	(25,864)	(3,300)	39
USD/HKD	MSC	06/20/18	HKD	(3,996)	(511)	—
USD/HKD	HSB	09/19/18	HKD	(33,585)	(4,299)	30
USD/IDR	MSC	04/04/18	IDR	(13,854,970)	(1,006)	4
USD/IDR	MSC	04/11/18	IDR	(65,705,374)	(4,770)	143
USD/IDR	MSC	04/16/18	IDR	(12,027,727)	(873)	25
USD/INR	MSC	04/05/18	INR	(57,564)	(882)	(3)
USD/INR	MSC	04/05/18	INR	(333,020)	(5,105)	16
USD/INR	MSC	04/06/18	INR	(25,268)	(387)	(2)
USD/INR	MSC	04/06/18	INR	(2,639)	(40)	—
USD/INR	MSC	04/13/18	INR	(173,253)	(2,653)	(11)
USD/INR	MSC	04/13/18	INR	(341,856)	(5,235)	14
USD/INR	MSC	04/27/18	INR	(480,593)	(7,347)	26
USD/JPY	MSC	06/20/18	JPY	(196,272)	(1,854)	—
USD/KRW	MSC	04/05/18	KRW	(1,428,490)	(1,340)	(18)
USD/KRW	MSC	04/05/18	KRW	(927,742)	(870)	1
USD/KRW	MSC	04/12/18	KRW	(7,857,996)	(7,375)	(96)
USD/KRW	MSC	04/16/18	KRW	(1,870,442)	(1,756)	(9)
USD/KRW	MSC	04/26/18	KRW	(941,605)	(884)	(2)
USD/MXN	MSC	06/12/18	MXN	(9,419)	(512)	(7)
USD/MXN	MSC	06/20/18	MXN	(71,469)	(3,883)	(76)
USD/MYR	MSC	06/14/18	MYR	(13,001)	(3,354)	(31)
USD/PEN	MSC	04/05/18	PEN	(12,007)	(3,722)	(39)
USD/PEN	MSC	04/09/18	PEN	(10,444)	(3,237)	(9)
USD/PEN	MSC	04/09/18	PEN	(1,974)	(612)	—
USD/PEN	MSC	05/08/18	PEN	(1,425)	(441)	—
USD/RUB	MSC	05/17/18	RUB	(259,259)	(4,503)	(25)
USD/RUB	MSC	05/17/18	RUB	(42,205)	(733)	5
USD/SGD	MSC	06/20/18	SGD	(2,315)	(1,768)	(3)
USD/SGD	MSC	06/20/18	SGD	(1,151)	(879)	—
USD/THB	MSC	04/12/18	THB	(28,243)	(903)	(5)
USD/THB	MSC	04/16/18	THB	(53,456)	(1,710)	(5)
USD/TRY	MSC	06/20/18	TRY	(9,531)	(2,360)	(19)
USD/TRY	MSC	06/20/18	TRY	(25,092)	(6,214)	85
USD/TWD	MSC	04/17/18	TWD	(239,023)	(8,205)	(51)
USD/TWD	MSC	04/17/18	TWD	(124,704)	(4,281)	5
USD/TWD	MSC	04/27/18	TWD	(49,893)	(1,714)	(3)
USD/TWD	MSC	04/27/18	TWD	(266,356)	(9,150)	46
USD/TWD	MSC	05/10/18	TWD	(69,345)	(2,384)	(6)
USD/TWD	MSC	05/10/18	TWD	(208,030)	(7,153)	14
USD/ZAR	MSC	04/03/18	ZAR	(5,100)	(431)	2
USD/ZAR	MSC	06/20/18	ZAR	(32,357)	(2,704)	(13)
USD/ZAR	MSC	06/20/18	ZAR	(45,853)	(3,833)	41
ZAR/USD	MSC	06/20/18	ZAR	15,609	1,304	(4)
ZAR/USD	MSC	06/20/18	ZAR	189,228	15,814	17
					70,392	(342)

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M Taipei Interbank Offered Rates (Q)	Paying	BOA	0.75	03/21/20	TWD	246,220	(11)	10
3M Taipei Interbank Offered Rates (Q)	Paying	CGM	0.75	03/21/20	TWD	68,000	(3)	3
3M Taipei Interbank Offered Rates (Q)	Paying	CGM	0.75	03/21/20	TWD	97,140	(4)	4
3M Taipei Interbank Offered Rates (Q)	Paying	CGM	0.75	03/21/20	TWD	184,280	(8)	7
3M Taipei Interbank Offered Rates (Q)	Paying	DUB	0.75	03/21/20	TWD	278,580	(12)	11
7-Day China Fixing Repo Rate (Q)	Paying	BOA	3.75	06/20/20	CNY	36,720	16	12
7-Day China Fixing Repo Rate (Q)	Paying	CGM	3.75	06/20/20	CNY	14,870	4	8
7-Day China Fixing Repo Rate (Q)	Paying	JPM	3.75	06/20/20	CNY	40,410	26	5
7-Day China Fixing Repo Rate (Q)	Paying	MSC	3.75	06/20/20	CNY	32,880	20	5
7-Day China Fixing Repo Rate (Q)	Paying	MSC	3.75	06/20/20	CNY	32,980	20	6
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.55	06/15/19	THB	146,040	(9)	28
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.90	02/04/21	THB	71,910	—	21
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.82	02/15/21	THB	31,420	—	7
Bloomberg Thailand 6M Reference Rate (S)	Paying	CSI	1.83	02/16/21	THB	41,040	—	10
Colombian Interbank Rate (Q)	Paying	BOA	4.75	06/20/20	COP	9,806,625	7	(1)
Colombian Interbank Rate (Q)	Receiving	CSI	5.11	04/15/19	COP	6,436,410	—	(26)
Colombian Interbank Rate (Q)	Receiving	CSI	6.06	05/02/24	COP	980,390	—	(12)
Colombian Interbank Rate (Q)	Paying	DUB	4.75	06/20/20	COP	3,200,775	2	—
Colombian Interbank Rate (Q)	Receiving	JPM	5.19	04/22/19	COP	3,198,610	—	(14)
Colombian Interbank Rate (Q)	Paying	MSC	4.75	06/20/20	COP	2,082,350	1	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Colombian Interbank Rate (Q)	Paying	MSC	4.75	06/20/20	COP	2,092,050	—	1
Colombian Interbank Rate (Q)	Paying	MSC	6.06	05/02/24	COP	980,390	(2)	14
Korean Won 3M Certificate of Deposit (Q)	Receiving	DUB	2.25	06/20/20	KRW	4,427,050	(10)	(4)
Mexican Interbank Rate (M)	Paying	DUB	8.70	06/11/27	MXN	75,500	—	104
Mexican Interbank Rate (M)	Receiving	JPM	6.15	05/28/24	MXN	15,700	—	57
Mumbai Interbank Offered Rate (S)	Receiving	CGM	6.50	06/20/20	INR	265,580	(3)	2
Mumbai Interbank Offered Rate (S)	Receiving	DUB	6.50	06/20/20	INR	265,310	—	(2)
Mumbai Interbank Offered Rate (S)	Receiving	MSC	6.50	06/20/20	INR	586,360	(4)	1
							30	257

OTC Credit Default Swap Agreements
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
People's Republic of China, 4.25%, 10/28/14 (Q)	BCL	N/A	1.00	03/20/19	540	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14 (Q)	BCL	N/A	1.00	03/20/19	270	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	BCL	N/A	1.00	03/20/19	170	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	230	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	560	(5)	(5)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	750	(6)	(4)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	810	(7)	(5)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	560	(5)	(4)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	560	(4)	(4)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	420	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	660	(6)	(5)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	1,320	(11)	(3)	(8)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	850	(7)	(1)	(6)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	130	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	1,120	(10)	(3)	(7)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	350	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	800	(7)	(3)	(4)
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	03/20/19	490	(4)	(2)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	03/20/19	510	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	150	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	140	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	1,240	(14)	(7)	(7)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	520	(5)	(5)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	620	(7)	(8)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	750	(8)	(12)	4
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	1,130	(12)	(7)	(5)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	660	(7)	(3)	(4)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	1,040	(11)	(3)	(8)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	3,770	(41)	—	(41)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	220	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	920	(9)	(5)	(4)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	560	(6)	(4)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	340	(4)	(2)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	230	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	410	(4)	(4)	—
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/19	3,520	(48)	(32)	(16)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	12/20/20	2,170	(39)	24	(63)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	12/20/20	970	(18)	14	(32)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	12/20/20	550	(10)	3	(13)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	630	(11)	3	(14)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	1,770	(32)	16	(48)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	90	(1)	1	(2)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	990	(18)	12	(30)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	740	(13)	9	(22)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	3,080	(56)	40	(96)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	540	(9)	4	(13)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	90	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	950	(18)	10	(28)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	12/20/20	340	(6)	4	(10)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	760	(14)	4	(18)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	2,720	(49)	34	(83)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	1,130	(21)	15	(36)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	990	(18)	12	(30)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	330	(7)	3	(10)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	520	(10)	—	(10)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	220	(4)	2	(6)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	1,710	(34)	18	(52)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	300	(6)	—	(6)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	1,520	(30)	16	(46)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	510	(10)	—	(10)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/22	820	(16)	(12)	(4)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/22	780	(16)	(13)	(3)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/22	120	(2)	(1)	(1)
					52,660	(751)	72	(823)

OTC Non-Deliverable Bond Forward Contracts
Reference Entity[2]	Counterparty	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Republic of Colombia Treasury Bond, 7.50%, 04/04/18 (A)	DUB	04/04/18	COP	8,067,900	—	44

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
PARTICIPATORY NOTES 5.4%
China 5.4%
Macquarie Bank Ltd. Participatory Note (Jiangsu Hengrui Medicine Co. Ltd.) (a)	351	4,654
Macquarie Bank Ltd. Participatory Note (Wuliangye Yibin Co. Ltd.) (a)	412	4,468
Macquarie Bank Ltd. Participatory Note (Hangzhou Hikvision Digital Technology Co.) (a)	1,336	8,897
Macquarie Bank Ltd. Participatory Note (Kweichow Moutai Co. Ltd.) (a)	85	9,370
Total Participatory Notes (cost $25,621)		27,389
COMMON STOCKS 91.6%
Argentina 1.8%
Grupo Financiero Galicia SA - Class B - ADR	99	6,500
Loma Negra Cia Industrial Argentina SA - ADS (a)	109	2,330
		8,830
Brazil 6.5%
AMBEV SA - ADR	536	3,896
B3 SA	1,787	14,489
Itau Unibanco Holding SA - ADR	650	10,133
Raia Drogasil SA	184	4,173
		32,691
China 21.4%
51job Inc. - ADR (a) (b)	46	3,997
Alibaba Group Holding Ltd. - ADS (a)	72	13,239
Baidu.com - Class A - ADR (a)	10	2,232
China Construction Bank Corp. - Class H	4,264	4,441
CITIC Securities Co. Ltd. - Class H	721	1,673
Geely Automobile Holdings Ltd.	820	2,413
Industrial & Commercial Bank of China Ltd. - Class H	11,680	10,167
JD.com Inc. - Class A - ADR (a)	296	11,973
New Oriental Education & Technology Group - ADR	59	5,134
Noah Holdings Ltd. - Class A - ADS (a) (b)	105	4,979
Ping An Insurance Group Co. of China Ltd. - Class H	1,421	14,674
Tencent Holdings Ltd.	592	31,588
ZTO Express Cayman Inc. - ADR (b)	104	1,552
		108,062
Hong Kong 5.6%
AIA Group Ltd.	1,654	14,202
China Gas Holdings Ltd.	2,836	10,419
China Resources Gas Group Ltd.	959	3,366
		27,987
Hungary 1.0%
OTP Bank Plc	115	5,209
India 7.8%
HDFC Bank Ltd. - ADR	93	9,182
Housing Development Finance Corp.	688	19,362
InterGlobe Aviation Ltd. (c)	321	6,395
Reliance Industries Ltd. - GDR (c)	166	4,500
		39,439
Indonesia 8.0%
Bank Central Asia Tbk PT	12,464	21,154
Bank Rakyat Indonesia Persero Tbk PT	31,485	8,238
PT Sarana Menara Nusantara Tbk (d)	23,192	6,042
Telekomunikasi Indonesia Persero Tbk PT - ADR	180	4,756
		40,190
Mexico 1.6%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	51	5,079
Infraestructura Energetica Nova SAB de CV - Class I	618	3,021
		8,100
	Shares/Par[1]	Value ($)
Netherlands 4.2%
ASML Holding NV	57	11,370
Heineken NV	90	9,723
		21,093
Russian Federation 13.0%
MMC Norilsk Nickel OJSC	39	7,356
NovaTek PJSC - GDR	37	5,019
Sberbank of Russia - ADR	1,229	23,037
Sberbank of Russia	1,105	4,902
TCS Group Holding Plc - GDR	240	5,277
X5 Retail Group NV - GDR (a)	14	457
Yandex NV - Class A (a)	487	19,206
		65,254
South Africa 1.2%
Discover Ltd.	414	5,987
South Korea 6.2%
Samsung Electronics Co. Ltd. - GDR	22	24,895
Samsung Electronics Co. Ltd.	3	6,426
		31,321
Taiwan 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	284	12,438
Taiwan Semiconductor Manufacturing Co. Ltd.	520	4,418
		16,856
Thailand 3.8%
CP ALL PCL	5,332	14,930
Kasikornbank PCL - NVDR	649	4,423
		19,353
United Kingdom 1.4%
Coca-Cola HBC AG	186	6,864
United States of America 4.8%
Lam Research Corp.	41	8,406
Nvidia Corp.	50	11,645
Wynn Resorts Ltd.	23	4,237
		24,288
Total Common Stocks (cost $429,189)		461,524
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 1.55% (e) (f)	11,335	11,335
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (f)	5,364	5,364
Total Short Term Investments (cost $16,699)		16,699
Total Investments 100.3% (cost $471,509)		505,612
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (0.3)%		(1,525)
Total Net Assets 100.0%		504,085

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $10,895 and 2.2%, respectively.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	SSB	04/03/18	GBP	115	161	(1)
GBP/USD	SSB	04/03/18	GBP	33	46	—
GBP/USD	SSB	04/04/18	GBP	234	329	(1)
GBP/USD	SSB	04/04/18	GBP	69	97	—
USD/HKD	SSB	04/03/18	HKD	(3,315)	(422)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	SSB	04/04/18	HKD	(8,160)	(1,040)	—
					(829)	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 97.3%
China 1.7%
Baidu.com - Class A - ADR (a)	77	17,180
France 6.9%
BNP Paribas SA	704	52,292
Danone SA	240	19,462
		71,754
Germany 12.7%
Allianz SE	225	50,818
Bayer AG	209	23,683
Daimler AG	682	57,922
		132,423
Italy 3.9%
CNH Industrial NV	3,288	40,645
Japan 3.5%
Toyota Motor Corp.	567	36,909
Mexico 2.1%
Grupo Televisa SAB - ADR	1,387	22,143
Netherlands 1.7%
Koninklijke Philips Electronics NV	452	17,326
South Africa 1.0%
Naspers Ltd. - Class N	41	10,073
South Korea 0.1%
Samsung Electronics Co. Ltd.	—	781
Switzerland 18.4%
Cie Financiere Richemont SA	289	26,016
Credit Suisse Group AG	2,394	40,275
Glencore Plc	8,338	41,266
Julius Baer Group Ltd.	543	33,482
Kuehne & Nagel International AG	99	15,521
LafargeHolcim Ltd.	645	35,296
		191,856
United Kingdom 13.5%
Diageo Plc	621	20,976
	Shares/Par[1]	Value ($)
Experian Plc	1,144	24,727
Liberty Global Plc - Class A (a)	198	6,187
Liberty Global Plc - Class C (a)	746	22,715
Willis Towers Watson Plc	201	30,582
WPP Plc	2,217	35,239
		140,426
United States of America 31.8%
Alphabet Inc. - Class A (a)	33	34,367
American International Group Inc.	486	26,441
Booking Holdings Inc. (a)	9	19,156
Caterpillar Inc.	54	7,918
Charter Communications Inc. - Class A (a)	102	31,884
Citigroup Inc.	393	26,497
Comcast Corp. - Class A	445	15,192
General Electric Co.	1,495	20,147
General Motors Co.	794	28,845
HCA Healthcare Inc.	400	38,834
Moody's Corp.	104	16,811
Oracle Corp.	483	22,102
Regeneron Pharmaceuticals Inc. (a)	39	13,326
Wells Fargo & Co.	560	29,359
		330,879
Total Common Stocks (cost $1,018,175)		1,012,395
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 1.55% (b) (c)	26,546	26,546
Total Short Term Investments (cost $26,546)		26,546
Total Investments 99.9% (cost $1,044,721)		1,038,941
Other Derivative Instruments 0.0%		75
Other Assets and Liabilities, Net 0.1%		1,144
Total Net Assets 100.0%		1,040,160

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	DUB	04/03/18	CHF	329	344	(1)
USD/CHF	SSB	09/19/18	CHF	(29,672)	(31,511)	76
USD/EUR	DUB	04/04/18	EUR	(186)	(229)	—
USD/EUR	MSC	04/04/18	EUR	(2,833)	(3,486)	(2)
ZAR/USD	GSC	04/05/18	ZAR	9,881	834	(1)
ZAR/USD	GSC	04/05/18	ZAR	18,661	1,576	3
					(32,472)	75

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco China-India Fund
COMMON STOCKS 98.8%
China 39.1%
Alibaba Group Holding Ltd. - ADS (a)	247	45,252
Angang Steel Co. Ltd. (b)	9,388	9,102
Asia Cement China Holdings Corp.	516	228
Autohome Inc. - Class A - ADR	120	10,347
Baoshan Iron & Steel Co. Ltd.	9,424	12,941
Beijing Enterprises Holdings Ltd.	1,658	8,768
Centre Testing International Group Co. Ltd.	7,470	5,865
Changyou.com Ltd. - Class A - ADS (a)	196	5,466
China International Travel Service Corp. Ltd.	322	2,745
China Merchants Holdings International Co. Ltd.	4,690	10,435
China Mobile Ltd.	3,702	34,196
Ctrip.com International Ltd. - ADR (a)	88	4,122
ENN Energy Holdings Ltd.	1,024	9,259
Hengan International Group Co. Ltd.	1,098	10,217
Huayu Automotive Systems Co. Ltd. - Class A	2,495	9,407
Pou Sheng International Holdings Ltd. (b)	27,914	7,107
Qingdao Port International Co. Ltd. (c)	3,367	2,499
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	189	58
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	14,660	9,825
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H	1,455	696
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	1,549	4,129
Sinopharm Group Co. Ltd. - Class H	1,366	6,881
Sun Art Retail Group Ltd.	10,782	12,642
Tencent Holdings Ltd.	609	32,511
Vipshop Holdings Ltd. - ADR (a)	437	7,262
YY Inc. - Class A - ADS (a)	50	5,292
Zhuzhou CSR Times Electric Co. Ltd. - Class H	2,334	11,406
		278,658
Hong Kong 8.2%
Ajisen China Holdings Ltd.	7,982	3,757
ASM Pacific Technology Ltd.	840	11,914
Cafe de Coral Holdings Ltd.	1,098	2,748
CIMC Enric Holdings Ltd. (a)	8,244	7,992
FIH Mobile Ltd.	2,735	594
Goodbaby International Holdings Ltd.	6,955	4,769
Microport Scientific Corp.	2,676	2,923
Minth Group Ltd.	932	4,277
SmarTone Telecommunications Holding Ltd.	2,390	2,554
Stella International Holdings Ltd.	3,095	4,127
Towngas China Co. Ltd.	5,584	4,873
Uni-President China Holdings Ltd.	9,013	7,850
		58,378
India 46.2%
Ajanta Pharma Ltd.	45	966
Bajaj Finance Ltd.	830	22,719
Balkrishna Industries Ltd.	550	9,074
Bharat Financial Inclusion Ltd. (a)	280	4,734
Bharat Forge Ltd.	1,240	13,405
Bharat Petroleum Corp. Ltd.	700	4,615
Britannia Industries Ltd.	176	13,460
CCL Products India Ltd.	464	1,999
Cholamandalam Investment and Finance Co. Ltd.	660	14,770
Coromandel International Ltd.	520	4,213
Edelweiss Financial Services Ltd.	520	1,924
Eicher Motors Ltd.	41	17,731

	Shares/Par[1]	Value ($)
Future Retail Ltd. (a)	1,460	12,330
Godrej Agrovet Ltd. (a) (c)	1	9
Godrej Consumer Products Ltd.	309	5,225
HDFC Bank Ltd. (d)	830	24,667
Himatsingka Seide Ltd.	1,201	6,482
Housing Development Finance Corp.	580	16,322
Indian Oil Corp. Ltd.	1,100	3,003
IndusInd Bank Ltd.	930	25,767
Jubilant Life Sciences Ltd.	685	8,933
Kajaria Ceramics Ltd.	837	7,402
Kansai Nerolac Paints Ltd.	1,470	11,470
Kotak Mahindra Bank Ltd.	350	5,649
Manpasand Beverages Ltd.	1,135	6,434
Marico Ltd.	800	4,025
Maruti Suzuki India Ltd.	135	18,504
Max Financial Services Ltd. (a)	705	4,915
Pidilite Industries Ltd.	652	9,198
Piramal Healthcare Ltd.	110	4,128
PNB Housing Finance Ltd. (c)	509	10,125
Ramco Cements Ltd.	470	5,241
Supreme Industries Ltd.	613	11,282
Tata Consultancy Services Ltd.	50	2,191
Titan Industries Ltd.	40	582
Yes Bank Ltd.	3,200	15,092
		328,586
South Korea 0.3%
Samsung Electronics Co. Ltd. - ADR	2	2,081
Taiwan 5.0%
Hon Hai Precision Industry Co. Ltd.	4,564	14,269
Hu Lane Associate Inc.	199	992
Largan Precision Co. Ltd.	77	8,933
MediaTek Inc.	984	11,390
		35,584
Total Common Stocks (cost $554,718)		703,287
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 1.55% (e) (f)	6,916	6,916
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 1.69% (e) (f)	5,121	5,121
Total Short Term Investments (cost $12,037)		12,037
Total Investments 100.5% (cost $566,755)		715,324
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (0.5)%		(3,672)
Total Net Assets 100.0%		711,658

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $12,633 and 1.8%, respectively.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/INR	JPM	04/03/18	INR	(216,482)	(3,319)	6
					(3,319)	6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 91.7%
Consumer Discretionary 7.0%
Accor SA	59	3,210
Darden Restaurants Inc.	37	3,143
Harley-Davidson Inc. (a)	103	4,436
Newell Brands Inc.	106	2,694
Tapestry Inc.	89	4,685
Target Corp.	127	8,821
Time Warner Inc.	36	3,372
TJX Cos. Inc.	90	7,339
		37,700
Consumer Staples 19.7%
Altria Group Inc.	117	7,300
Campbell Soup Co.	218	9,461
Coca-Cola Co.	277	12,030
Danone SA	59	4,787
General Mills Inc.	311	14,010
Heineken NV	86	9,254
Kimberly-Clark Corp.	87	9,598
Kraft Heinz Foods Co.	66	4,115
L'Oreal SA	36	8,131
Mondelez International Inc. - Class A	156	6,504
Philip Morris International Inc.	61	6,072
Procter & Gamble Co.	113	8,963
Sysco Corp.	102	6,100
		106,325
Energy 7.6%
Baker Hughes a GE Co. LLC - Class A	196	5,445
ConocoPhillips Co.	172	10,170
Royal Dutch Shell Plc - Class B	124	3,976
Suncor Energy Inc.	302	10,432
Total SA (a)	195	11,098
		41,121
Financials 12.7%
American Express Co.	77	7,177
Cullen/Frost Bankers Inc.	32	3,400
Fifth Third Bancorp	182	5,784
Hartford Financial Services Group Inc.	264	13,608
KeyCorp	178	3,479
M&T Bank Corp.	57	10,595
PNC Financial Services Group Inc.	51	7,696
Travelers Cos. Inc.	64	8,827
Zions Bancorp	153	8,074
		68,640
Health Care 7.8%
Bayer AG	59	6,662
Bristol-Myers Squibb Co.	147	9,273
Eli Lilly & Co.	99	7,681
Johnson & Johnson	39	5,034
Merck & Co. Inc.	180	9,822
Stryker Corp.	24	3,848
		42,320
	Shares/Par[1]	Value ($)
Industrials 9.6%
ABB Ltd.	280	6,675
Emerson Electric Co.	59	3,998
Flowserve Corp.	247	10,723
General Dynamics Corp.	29	6,454
Pentair Plc	55	3,728
Raytheon Co.	17	3,579
Robert Half International Inc.	45	2,631
Siemens AG	54	6,896
United Parcel Service Inc. - Class B	71	7,442
		52,126
Information Technology 1.6%
Automatic Data Processing Inc.	77	8,738
Materials 3.4%
Avery Dennison Corp.	30	3,144
International Paper Co.	100	5,329
Nutrien Ltd. (a)	103	4,878
Sonoco Products Co.	109	5,276
		18,627
Real Estate 1.4%
Weyerhaeuser Co.	220	7,695
Telecommunication Services 5.5%
AT&T Inc.	443	15,808
BT Group Plc	2,059	6,579
Deutsche Telekom AG	448	7,320
		29,707
Utilities 15.4%
American Electric Power Co. Inc.	102	7,015
Consolidated Edison Inc.	105	8,144
Dominion Energy Inc.	153	10,302
Duke Energy Corp.	97	7,476
Entergy Corp.	134	10,575
Exelon Corp.	329	12,830
PPL Corp.	375	10,611
Sempra Energy	86	9,549
SSE Plc	370	6,633
		83,135
Total Common Stocks (cost $504,916)		496,134
SHORT TERM INVESTMENTS 9.4%
Investment Companies 8.4%
JNL Government Money Market Fund - Institutional Class, 1.55% (b) (c)	45,514	45,514
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (c)	5,321	5,321
Total Short Term Investments (cost $50,835)		50,835
Total Investments 101.1% (cost $555,751)		546,969
Other Derivative Instruments 0.0%		247
Other Assets and Liabilities, Net (1.1)%		(6,303)
Total Net Assets 100.0%		540,913

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	RBC	04/03/18	CAD	713	554	—
USD/EUR	CIB	05/04/18	EUR	(5,198)	(6,410)	61
USD/EUR	GSC	05/04/18	EUR	(5,198)	(6,410)	65
USD/EUR	JPM	05/04/18	EUR	(5,198)	(6,410)	61
USD/EUR	RBC	05/04/18	EUR	(5,198)	(6,410)	60
					(25,086)	247

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco Global Real Estate Fund
COMMON STOCKS 99.0%
Australia 5.2%
Dexus	1,476	10,632
Goodman Group	3,045	19,808
GPT Group	2,069	7,594
Mirvac Group	8,460	14,048
Scentre Group	10,481	30,908
Westfield Corp.	1,085	7,105
		90,095
Canada 2.5%
Allied Properties REIT	343	10,808
Canadian Apartment Properties REIT	292	8,405
Chartwell Retirement Residences	478	5,804
H&R REIT	312	5,093
Killam Apartment Real Estate Investment Trust	439	4,724
RioCan REIT	424	7,776
		42,610
France 3.4%
Icade SA	131	12,762
Klepierre	276	11,134
Unibail-Rodamco SE	153	35,080
		58,976
Germany 4.5%
Deutsche Wohnen SE	627	29,264
LEG Immobilien AG	115	12,973
Vonovia SE	723	35,855
		78,092
Hong Kong 8.5%
CK Asset Holdings Ltd.	3,345	28,269
Hang Lung Properties Ltd.	5,037	11,795
Hongkong Land Holdings Ltd.	1,055	7,284
Link REIT	3,312	28,389
New World Development Ltd.	11,344	16,151
Sun Hung Kai Properties Ltd.	1,799	28,626
Swire Properties Ltd.	3,081	10,835
Wharf Holdings Ltd.	1,460	5,060
Wharf Real Estate Investment Co. Ltd.	1,655	10,798
		147,207
Ireland 0.4%
Green REIT Plc	3,733	6,960
Japan 11.2%
Activia Properties Inc.	1	4,758
Advance Residence Investment Corp.	3	8,276
AEON REIT Investment Corp.	4	4,065
Daiwa House REIT Investment Co.	4	8,623
Daiwa Office Investment Corp.	2	9,891
Fukuoka REIT Corp. (a)	2	2,743
GLP J-REIT	9	9,836
Hulic Co. Ltd.	835	9,109
Hulic REIT Inc.	2	3,587
Japan Hotel REIT Investment Corp.	16	11,234
Japan Prime Realty Investment Corp.	1	2,780
Japan Real Estate Investment Corp.	2	11,581
Japan Retail Fund Investment Corp.	—	513
Kenedix Realty Investment Corp.	1	3,872
Mitsubishi Estate Co. Ltd.	1,309	21,832
Mitsui Fudosan Co. Ltd.	1,302	31,462
Mitsui Fudosan Logistics Park Inc.	1	2,846
Nippon Building Fund Inc.	2	11,360
Nomura Real Estate Master Fund Inc.	—	301
Orix J-REIT Inc.	2	2,566
Sumitomo Realty & Development Co. Ltd.	591	22,140
Tokyo Tatemono Co. Ltd.	455	6,906
United Urban Investment Corp.	2	3,651
		193,932
Luxembourg 1.2%
Grand City Properties SA	878	21,045
Malta 0.0%
BGP Holdings Plc (b) (c)	5,552	4
	Shares/Par[1]	Value ($)
Singapore 2.6%
Ascendas REIT	6,110	12,301
Capitaland Commercial Trust	6,603	9,253
City Developments Ltd.	1,046	10,433
Mapletree Commercial Trust	4,302	5,160
UOL Group Ltd.	1,146	7,517
		44,664
Spain 1.8%
Hispania Activos Inmobiliarios SAU	220	4,688
Inmobiliaria Colonial SA	898	10,419
Merlin Properties Socimi SA	1,105	16,921
		32,028
Sweden 1.5%
Castellum AB	221	3,616
Fabege AB	241	5,230
Hufvudstaden AB - Class A	722	10,735
Wihlborgs Fastigheter AB	270	6,265
		25,846
Switzerland 0.9%
Swiss Prime Site AG	157	15,177
United Kingdom 5.3%
Big Yellow Group Plc	644	7,736
Derwent London Plc	229	9,981
Grainger Plc	1,114	4,532
Great Portland Estates Plc	833	7,782
Land Securities Group Plc	1,218	16,073
LondonMetric Property Plc	2,085	5,228
Segro Plc	2,046	17,295
Tritax Big Box REIT Plc	5,562	11,278
Unite Group Plc	868	9,667
Workspace Group Plc	101	1,405
		90,977
United States of America 50.0%
Acadia Realty Trust	274	6,747
Alexandria Real Estate Equities Inc.	101	12,673
American Campus Communities Inc.	321	12,397
American Homes For Rent - Class A	685	13,746
American Tower Corp.	80	11,644
Apple Hospitality REIT Inc.	490	8,606
AvalonBay Communities Inc.	240	39,448
Boston Properties Inc.	302	37,245
Brandywine Realty Trust	386	6,122
Columbia Property Trust Inc.	67	1,377
Cousins Properties Inc.	1,385	12,025
Crown Castle International Corp.	91	10,029
Digital Realty Trust Inc.	157	16,563
Education Realty Trust Inc.	357	11,678
Equinix Inc.	11	4,737
Equity Residential Properties Inc.	666	41,012
Essex Property Trust Inc.	153	36,939
Extra Space Storage Inc.	310	27,070
Federal Realty Investment Trust	213	24,681
GGP Inc.	1,042	21,310
HCP Inc.	199	4,621
Healthcare Realty Trust Inc.	812	22,487
Host Hotels & Resorts Inc.	654	12,189
Hudson Pacific Properties Inc.	858	27,909
InterXion Holding NV (d)	51	3,157
Invitation Homes Inc.	421	9,622
Kilroy Realty Corp.	144	10,208
Liberty Property Trust	422	16,785
Macerich Co.	271	15,207
Mid-America Apartment Communities Inc.	168	15,319
National Health Investors Inc.	153	10,284
National Retail Properties Inc.	359	14,086
Park Hotels & Resorts Inc.	607	16,412
Pebblebrook Hotel Trust (a)	271	9,296
ProLogis Inc.	896	56,413
Public Storage	260	52,089
QTS Realty Trust Inc. - Class A	240	8,689
Realty Income Corp.	409	21,166
Regency Centers Corp.	161	9,487
Retail Opportunity Investments Corp.	1,102	19,465

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Simon Property Group Inc.	339	52,292
SL Green Realty Corp.	232	22,477
Sun Communities Inc.	121	11,059
Sunstone Hotel Investors Inc.	593	9,024
Terreno Realty Corp	223	7,693
Ventas Inc.	252	12,475
Vornado Realty Trust	118	7,963
Washington REIT	358	9,782
Welltower Inc.	326	17,763
Weyerhaeuser Co.	119	4,159
		865,627
Total Common Stocks (cost $1,713,776)		1,713,240
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (e) (f)	1,413	1,413
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (f)	9,607	9,607
Total Short Term Investments (cost $11,020)		11,020
Total Investments 99.7% (cost $1,724,796)		1,724,260
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net 0.3%		6,037
Total Net Assets 100.0%		1,730,300

(a) All or portion of the security was on loan.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Non-income producing security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	BOA	04/04/18	CHF	756	791	—
EUR/USD	BOA	04/03/18	EUR	92	113	(1)
EUR/USD	BOA	04/04/18	EUR	563	692	—
EUR/USD	JPM	04/04/18	EUR	609	750	(1)
GBP/USD	SSB	04/03/18	GBP	1,337	1,876	(11)
JPY/USD	BOA	04/03/18	JPY	86,571	814	1
SEK/USD	BOA	04/04/18	SEK	338	40	—
USD/GBP	BOA	04/03/18	GBP	(100)	(140)	1
USD/GBP	BOA	04/04/18	GBP	(160)	(225)	—
USD/HKD	BOA	04/03/18	HKD	(525)	(67)	—
USD/HKD	BOA	04/04/18	HKD	(23,436)	(2,986)	—
USD/SEK	BOA	04/03/18	SEK	(34,189)	(4,095)	14
					(2,437)	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 95.2%
Australia 4.8%
Amcor Ltd.	2,807	30,829
Brambles Ltd.	3,272	25,271
CSL Ltd.	110	13,298
		69,398
Brazil 5.5%
B3 SA	3,776	30,615
Banco Bradesco SA - ADR	2,167	25,745
Cielo SA	867	5,437
Kroton Educacional SA	4,407	18,221
		80,018
Canada 8.0%
Canadian National Railway Co.	202	14,799
Cenovus Energy Inc.	920	7,830
CGI Group Inc. - Class A (a)	723	41,719
Fairfax Financial Holdings Ltd.	12	6,005
Great-West Lifeco Inc.	450	11,480
PrairieSky Royalty Ltd. (b)	744	16,258
Suncor Energy Inc.	532	18,384
		116,475
China 3.4%
Baidu.com - Class A - ADR (a)	55	12,275
Henan Shuanghui Investment & Development Co. Ltd. - Class A	2,702	10,943
Kweichow Moutai Co. Ltd. - Class A	165	18,224
Wuliangye Yibin Co. Ltd. - Class A	798	8,559
		50,001
Denmark 2.0%
Carlsberg A/S - Class B	246	29,292
France 7.9%
Cie Generale d'Optique Essilor International SA	124	16,734
Pernod-Ricard SA	156	25,927
Schneider Electric SE (a)	435	38,368
Vinci SA	191	18,816
Vivendi SA	576	14,886
		114,731
Germany 10.1%
Allianz SE	141	31,887
Deutsche Boerse AG	339	46,121
Deutsche Post AG	500	21,867
GEA Group AG	277	11,748
SAP SE	346	36,203
		147,826
Hong Kong 3.9%
CK Hutchison Holdings Ltd.	2,594	31,241
Galaxy Entertainment Group Ltd.	2,727	25,093
		56,334
Italy 2.0%
Intesa Sanpaolo SpA	4,807	17,521
Mediobanca SpA	992	11,666
		29,187
Japan 5.3%
Asahi Breweries Ltd.	193	10,438
Fanuc Ltd.	58	14,708
Japan Tobacco Inc.	307	8,797
Kao Corp.	221	16,711
Keyence Corp.	17	10,725
Yahoo! Japan Corp. (b)	3,375	15,818
		77,197
	Shares/Par[1]	Value ($)
Mexico 2.0%
Fomento Economico Mexicano SAB de CV - ADR	321	29,347
Netherlands 5.5%
ING Groep NV	850	14,399
Royal Dutch Shell Plc - Class B	397	12,733
Unilever NV - CVA	445	25,047
Wolters Kluwer NV	531	28,209
		80,388
Singapore 4.4%
Broadcom Ltd.	149	35,068
United Overseas Bank Ltd.	1,344	28,391
		63,459
South Korea 3.2%
NHN Corp.	41	30,801
Samsung Electronics Co. Ltd.	7	15,962
		46,763
Spain 1.6%
Amadeus IT Group SA	324	24,020
Sweden 2.4%
Investor AB - Class B	802	35,570
Switzerland 5.7%
Cie Financiere Richemont SA	213	19,197
Julius Baer Group Ltd.	397	24,481
Kuehne & Nagel International AG	67	10,490
Novartis AG	199	16,056
UBS Group AG	743	13,068
		83,292
Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,232	35,956
Thailand 1.7%
Kasikornbank PCL - NVDR	3,706	25,254
Turkey 1.2%
Akbank T.A.S.	6,876	16,784
United Kingdom 12.1%
British American Tobacco Plc	608	35,192
Compass Group Plc	1,110	22,652
Informa Plc	2,057	20,766
Lloyds Banking Group Plc	24,975	22,689
Reckitt Benckiser Group Plc	250	21,199
Relx Plc	1,300	26,775
Smith & Nephew Plc	882	16,509
Standard Life Aberdeen Plc	2,122	10,745
		176,527
Total Common Stocks (cost $1,163,099)		1,387,819
SHORT TERM INVESTMENTS 5.0%
Investment Companies 4.2%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	61,831	61,831
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	11,569	11,569
Total Short Term Investments (cost $73,400)		73,400
Total Investments 100.2% (cost $1,236,499)		1,461,219
Other Derivative Instruments (0.0)%		(19)
Other Assets and Liabilities, Net (0.2)%		(2,436)
Total Net Assets 100.0%		1,458,764

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/BRL	SSB	04/02/18	BRL	(5,432)	(1,646)	(19)
USD/BRL	SSB	04/03/18	BRL	(2,157)	(653)	—
					(2,299)	(19)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco Mid Cap Value Fund
COMMON STOCKS 96.6%
Consumer Discretionary 10.0%
Advance Auto Parts Inc.	92	10,870
HanesBrands Inc. (a)	577	10,634
Royal Caribbean Cruises Ltd.	152	17,897
Tapestry Inc.	251	13,214
		52,615
Energy 12.3%
Anadarko Petroleum Corp.	204	12,343
Devon Energy Corp.	381	12,094
Marathon Oil Corp.	778	12,549
Plains GP Holdings LP - Class A (b)	359	7,808
QEP Resources Inc. (b)	737	7,216
TechnipFMC Plc	447	13,153
		65,163
Financials 28.6%
Arthur J Gallagher & Co.	206	14,134
Comerica Inc.	185	17,767
First Horizon National Corp.	751	14,138
KeyCorp	885	17,304
Santander Consumer USA Holdings Inc.	613	9,996
Stifel Financial Corp.	241	14,261
Voya Financial Inc.	339	17,141
Willis Towers Watson Plc	99	14,984
Wintrust Financial Corp.	161	13,834
Zions Bancorp	334	17,614
		151,173
Health Care 9.3%
AmerisourceBergen Corp.	139	11,988
DaVita Inc. (b)	181	11,943
Encompass Health Corp.	188	10,770
Mylan NV (b)	348	14,341
		49,042
Industrials 11.9%
Dun & Bradstreet Corp.	88	10,331
Flowserve Corp.	258	11,167
Johnson Controls International Plc	281	9,916
Kirby Corp. (b)	144	11,094
Ryder System Inc.	130	9,441
Textron Inc.	184	10,832
		62,781
Information Technology 11.8%
ARRIS International Plc (b)	474	12,586
Ciena Corp. (b)	608	15,732
Keysight Technologies Inc. (b)	305	15,993
Symantec Corp.	298	7,706
Teradata Corp. (b)	265	10,514
		62,531
Materials 5.4%
Eastman Chemical Co.	151	15,973
WR Grace & Co.	200	12,248
		28,221
Real Estate 4.9%
Forest City Realty Trust Inc. - Class A	386	7,825
Liberty Property Trust	255	10,135
Life Storage Inc.	97	8,135
		26,095
Utilities 2.4%
FirstEnergy Corp.	372	12,656
Total Common Stocks (cost $447,789)		510,277
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	16,382	16,382
Total Short Term Investments (cost $16,382)		16,382
Total Investments 99.7% (cost $464,171)		526,659
Other Assets and Liabilities, Net 0.3%		1,592
Total Net Assets 100.0%		528,251

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 96.3%
Consumer Discretionary 11.6%
Brunswick Corp.	235	13,964
Carter's Inc.	122	12,711
Cooper-Standard Holding Inc. (a)	101	12,396
Dunkin' Brands Group Inc. (b)	243	14,512
Five Below Inc. (a)	258	18,929
G-III Apparel Group Ltd. (a)	317	11,951
IMAX Corp. (a)	325	6,240
Jack in the Box Inc.	116	9,896
Lennar Corp. - Class A	38	2,219
Penn National Gaming Inc. (a)	721	18,925
Pool Corp.	126	18,461
Six Flags Entertainment Corp.	228	14,209
Steven Madden Ltd.	301	13,208
Texas Roadhouse Inc.	295	17,032
Urban Outfitters Inc. (a)	317	11,712
Visteon Corp. (a)	117	12,904
Wendy's Co.	846	14,852
		224,121
Consumer Staples 1.1%
Boston Beer Co. Inc. - Class A (a)	51	9,635
Lancaster Colony Corp.	101	12,433
		22,068
Energy 3.2%
Centennial Resource Development Inc. - Class A (a) (b)	784	14,396
Energen Corp. (a)	276	17,329
Laredo Petroleum Holdings Inc. (a)	829	7,218
Parsley Energy Inc. - Class A (a)	474	13,734
Patterson-UTI Energy Inc.	577	10,098
		62,775
Financials 8.9%
American Equity Investment Life Holding Co.	501	14,720
American Financial Group Inc.	146	16,421
BankUnited Inc.	316	12,623
Cathay General Bancorp	390	15,606
Cullen/Frost Bankers Inc.	165	17,519
Evercore Inc. - Class A	219	19,090
Hanover Insurance Group Inc.	136	15,991
MarketAxess Holdings Inc.	82	17,765
MB Financial Inc.	324	13,103
RLI Corp.	163	10,335
Sterling Bancorp	521	11,755
WisdomTree Investments Inc.	666	6,108
		171,036
Health Care 22.4%
Adamas Pharmaceuticals Inc. (a) (b)	499	11,937
Aerie Pharmaceuticals Inc. (a) (b)	246	13,326
Agios Pharmaceuticals Inc. (a) (b)	248	20,315
Align Technology Inc. (a)	53	13,277
Amicus Therapeutics Inc. (a) (b)	935	14,070
Bio-Techne Corp.	129	19,496
Cantel Medical Corp.	160	17,798
Catalent Inc. (a)	339	13,911
Chemed Corp.	65	17,626
DexCom Inc. (a) (b)	165	12,212
Encompass Health Corp.	278	15,887
Exelixis Inc. (a)	584	12,932
GW Pharmaceuticals Plc - ADS (a) (b)	105	11,886
Halozyme Therapeutics Inc. (a) (b)	1,148	22,492
Halyard Health Inc. (a)	327	15,080
HealthEquity Inc. (a)	384	23,271
Hill-Rom Holdings Inc.	178	15,520
ICU Medical Inc. (a)	69	17,513
Integra LifeSciences Holdings Corp. (a)	271	14,986
Intersect ENT Inc. (a)	406	15,950
Medidata Solutions Inc. (a)	174	10,913
Nektar Therapeutics (a)	221	23,454
Neurocrine Biosciences Inc. (a)	267	22,131
Nevro Corp. (a) (b)	139	12,051
	Shares/Par[1]	Value ($)
PerkinElmer Inc.	241	18,269
Repligen Corp. (a)	309	11,198
Select Medical Holdings Corp. (a)	827	14,266
		431,767
Industrials 16.4%
AO Smith Corp.	285	18,146
Brink's Co.	239	17,079
BWX Technologies Inc.	292	18,546
CoStar Group Inc. (a)	74	26,861
Deluxe Corp.	201	14,862
ITT Inc.	321	15,709
John Bean Technologies Corp.	161	18,242
Kennametal Inc.	315	12,656
Knight-Swift Transportation Holdings Inc. - Class A	557	25,620
Landstar System Inc.	137	15,009
Lincoln Electric Holdings Inc.	147	13,272
Masonite International Corp. (a)	183	11,240
MSA Safety Inc.	44	3,631
Old Dominion Freight Line Inc.	158	23,238
Pitney Bowes Inc.	171	1,859
Timken Co.	276	12,594
TransDigm Group Inc.	52	15,837
Univar Inc. (a)	454	12,608
WABCO Holdings Inc. (a)	101	13,486
Wabtec Corp. (b)	159	12,961
Watsco Inc.	78	14,158
		317,614
Information Technology 27.3%
2U Inc. (a)	224	18,799
Aspen Technology Inc. (a)	318	25,094
Blackline Inc. (a)	247	9,699
Booz Allen Hamilton Holding Corp. - Class A	416	16,117
Cognex Corp.	379	19,718
CommVault Systems Inc. (a)	287	16,442
EPAM Systems Inc. (a)	151	17,242
Euronet Worldwide Inc. (a)	192	15,138
ExlService Holdings Inc. (a)	226	12,613
Fair Isaac Corp. (a)	138	23,335
Guidewire Software Inc. (a)	256	20,670
II-VI Inc. (a)	321	13,132
Integrated Device Technology Inc. (a)	494	15,098
Littelfuse Inc.	92	19,071
LogMeIn Inc.	118	13,644
MKS Instruments Inc.	181	20,890
Monolithic Power Systems Inc.	126	14,646
National Instruments Corp.	318	16,065
Pegasystems Inc.	294	17,838
Power Integrations Inc.	166	11,333
Proofpoint Inc. (a)	150	17,077
Q2 Holdings Inc. (a)	395	17,976
Qualys Inc. (a)	232	16,904
RealPage Inc. (a)	387	19,908
Semtech Corp. (a)	385	15,018
Silicon Laboratories Inc. (a)	238	21,364
Take-Two Interactive Software Inc. (a)	298	29,143
Trimble Inc. (a)	417	14,947
Ultimate Software Group Inc. (a)	86	21,042
Zebra Technologies Corp. - Class A (a)	120	16,653
		526,616
Materials 3.7%
Berry Global Group Inc. (a)	339	18,580
Ingevity Corp. (a)	227	16,754
Martin Marietta Materials Inc.	94	19,440
PolyOne Corp.	385	16,359
		71,133
Real Estate 1.0%
CubeSmart	379	10,681
Highwoods Properties Inc.	201	8,818
		19,499
Telecommunication Services 0.7%
Cogent Communications Group Inc.	305	13,254
Total Common Stocks (cost $1,367,509)		1,859,883

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 6.0%
Investment Companies 3.9%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	74,074	74,074
Securities Lending Collateral 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	40,995	40,995
Total Short Term Investments (cost $115,069)		115,069
Total Investments 102.3% (cost $1,482,578)		1,974,952
Other Assets and Liabilities, Net (2.3)%		(44,075)
Total Net Assets 100.0%		1,930,877

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 96.2%
Consumer Discretionary 15.5%
Bright Horizons Family Solutions Inc. (a)	159	15,816
Gildan Activewear Inc. (b)	715	20,654
Hilton Grand Vacations Inc. (a)	350	15,075
Hilton Worldwide Holdings Inc.	388	30,530
LKQ Corp. (a)	714	27,100
Lululemon Athletica Inc. (a)	185	16,505
Mohawk Industries Inc. (a)	167	38,804
O'Reilly Automotive Inc. (a)	116	28,746
Red Rock Resorts Inc. - Class A	500	14,640
Ross Stores Inc.	477	37,220
Tapestry Inc.	282	14,836
Tesla Inc. (a)	25	6,627
Thor Industries Inc.	124	14,293
Ulta Beauty Inc. (a)	57	11,705
Vail Resorts Inc.	66	14,654
Wayfair Inc. - Class A (a) (b)	154	10,393
		317,598
Consumer Staples 0.5%
Monster Beverage Corp. (a)	172	9,823
Energy 1.9%
Concho Resources Inc. (a)	262	39,417
Financials 10.9%
Affiliated Managers Group Inc.	83	15,716
Ameriprise Financial Inc.	157	23,256
Comerica Inc.	202	19,359
East West Bancorp Inc.	312	19,531
First Republic Bank	154	14,262
NASDAQ Inc.	266	22,978
Oaktree Capital Group LLC - Class A	239	9,454
Progressive Corp.	491	29,904
S&P Global Inc.	189	36,053
TD Ameritrade Holding Corp.	541	32,067
		222,580
Health Care 13.8%
Acadia HealthCare Co. Inc. (a) (b)	420	16,450
ACADIA Pharmaceuticals Inc. (a) (b)	256	5,764
AmerisourceBergen Corp.	160	13,768
BioMarin Pharmaceutical Inc. (a)	108	8,723
Centene Corp. (a)	167	17,819
Dentsply Sirona Inc.	46	2,328
DexCom Inc. (a) (b)	217	16,100
Edwards Lifesciences Corp. (a)	101	14,133
Exelixis Inc. (a)	540	11,961
Illumina Inc. (a)	157	37,094
Incyte Corp. (a)	103	8,616
Intercept Pharmaceuticals Inc. (a) (b)	142	8,711
Jazz Pharmaceuticals Plc (a)	138	20,806
Premier Inc. - Class A (a)	534	16,707
ResMed Inc.	136	13,382
Spark Therapeutics Inc. (a) (b)	149	9,902
Teladoc Inc. (a) (b)	261	10,514
Veeva Systems Inc. - Class A (a)	236	17,211
Vertex Pharmaceuticals Inc. (a)	91	14,880
Zoetis Inc. - Class A	219	18,322
		283,191
Industrials 18.6%
AGCO Corp.	24	1,536
Copart Inc. (a)	566	28,811
Fastenal Co.	322	17,583
Fortive Corp.	343	26,605
Fortune Brands Home & Security Inc.	378	22,260
HEICO Corp. - Class A	253	17,955
Lennox International Inc.	138	28,203
Nordson Corp.	157	21,405
Old Dominion Freight Line Inc.	192	28,233
Oshkosh Corp.	289	22,354
Parker Hannifin Corp.	160	27,399
Southwest Airlines Co.	217	12,401
Stanley Black & Decker Inc.	173	26,550
	Shares/Par[1]	Value ($)
WABCO Holdings Inc. (a)	202	27,069
Waste Connections Inc.	793	56,875
XPO Logistics Inc. (a)	148	15,088
		380,327
Information Technology 30.7%
Amphenol Corp. - Class A	331	28,509
Arista Networks Inc. (a)	87	22,211
Autodesk Inc. (a)	158	19,892
Broadcom Ltd.	52	12,254
Cavium Inc. (a)	314	24,941
Corning Inc.	598	16,675
Dropbox Inc. - Class A (a)	86	2,675
DXC Technology Co.	245	24,680
Electronic Arts Inc. (a)	206	24,988
Fiserv Inc. (a)	293	20,894
Gartner Inc. (a)	204	23,936
Global Payments Inc.	366	40,816
GoDaddy Inc. - Class A (a)	443	27,184
GrubHub Inc. (a) (b)	138	13,952
Guidewire Software Inc. (a)	176	14,222
IPG Photonics Corp. (a)	72	16,803
Lam Research Corp.	124	25,253
Palo Alto Networks Inc. (a)	188	34,035
Paycom Software Inc. (a) (b)	122	13,069
Proofpoint Inc. (a)	133	15,150
Red Hat Inc. (a)	221	32,982
ServiceNow Inc. (a)	213	35,208
Splunk Inc. (a)	273	26,890
Square Inc. - Class A (a)	257	12,639
Take-Two Interactive Software Inc. (a)	162	15,860
Teradyne Inc.	374	17,114
Tyler Technologies Inc. (a)	71	14,978
Workday Inc. - Class A (a)	162	20,579
Worldpay Inc. - Class A (a)	387	31,827
		630,216
Materials 3.2%
Avery Dennison Corp.	187	19,869
Eagle Materials Inc.	211	21,723
Vulcan Materials Co.	206	23,496
		65,088
Real Estate 1.1%
CBRE Group Inc. - Class A (a)	497	23,492
Total Common Stocks (cost $1,583,411)		1,971,732
SHORT TERM INVESTMENTS 6.2%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	67,595	67,595
Securities Lending Collateral 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	59,652	59,652
Total Short Term Investments (cost $127,247)		127,247
Total Investments 102.4% (cost $1,710,658)		2,098,979
Other Assets and Liabilities, Net (2.4)%		(48,885)
Total Net Assets 100.0%		2,050,094

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.5%
American Homes For Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24 (a)	4,709	4,829
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26 (a)	3,209	3,052
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/05/20 (a)	5,546	5,417
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2012-XA-CR2, REMIC, 1.66%, 08/15/45 (b)	14,605	846
Countrywide Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 2.03%, (1M US LIBOR + 0.21%), 07/20/46 (b)	374	285
Series 2006-1A1A-OA17, REMIC, 2.02%, (1M US LIBOR + 0.20%), 12/20/46 (b)	649	564
Countrywide Home Equity Loan Trust
Series 2004-A-I, 2.07%, (1M US LIBOR + 0.29%), 02/15/34 (b)	114	111
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	411	428
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	8,873
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 08/10/50	10,500	10,347
IndyMac Seconds Asset Backed Trust
Series 2006-A-A, REMIC, 2.13%, (1M US LIBOR + 0.26%), 06/25/36 (b) (c) (d)	703	101
Madison Avenue Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/10/25 (a) (b)	2,989	3,011
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 2.88%, 02/25/34 (b)	318	311
Morgan Stanley Capital I Trust
Series 2011-A3-C3, REMIC, 4.05%, 06/15/21	1,375	1,394
Morgan Stanley Mortgage Loan Trust
Series 2004-4A2-8AR, REMIC, 3.59%, 10/25/34 (b)	180	184
Nomura Asset Acceptance Corp.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34 (a)	2,166	2,006
Progress Residential Trust
Series 2015-A-SFR2, REMIC, 2.74%, 06/15/20 (a)	3,686	3,653
Series 2015-A-SFR3, REMIC, 3.07%, 11/12/20 (a)	6,508	6,488
Provident Funding Mortgage Loan Trust
Series 2005-1A1A-2, REMIC, 3.62%, 10/25/35 (b)	71	73
SACO I Inc.
Series 2006-A-6, REMIC, 2.13%, (1M US LIBOR + 0.26%), 06/25/36 (b) (c) (d)	95	93
Structured Asset Mortgage Investments Inc.
Series 2006-A1A-AR7, REMIC, 2.08%, (1M US LIBOR + 0.21%), 08/25/36 (b)	748	686
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/17/21 (a)	5,993	5,861
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22 (a)	4,560	4,565
Vendee Mortgage Trust
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	1,085	1,232
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-3A1-3, REMIC, 5.50%, 04/25/22	122	123
Wells Fargo-RBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/15/21 (a)	4,750	4,914
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/20/27 (a)	2,139	2,122
Total Non-U.S. Government Agency Asset-Backed Securities (cost $73,428)		71,569
	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 6.1%
Consumer Discretionary 0.3%
Time Warner Inc.
3.60%, 07/15/25	4,000	3,897
Consumer Staples 0.8%
CVS Health Corp.
4.30%, 03/25/28	4,538	4,561
Kimberly-Clark Corp.
2.40%, 03/01/22	700	682
PepsiCo Inc.
3.00%, 08/25/21	782	785
Procter & Gamble Co.
1.90%, 11/01/19	1,280	1,268
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	2,469	2,434
		9,730
Energy 1.1%
Buckeye Partners LP
4.88%, 02/01/21	1,907	1,957
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,005
Magellan Midstream Partners LP
3.20%, 03/15/25	1,072	1,022
Occidental Petroleum Corp.
3.13%, 02/15/22	666	666
Phillips 66
4.30%, 04/01/22	912	946
Plains All American Pipeline LP
2.60%, 12/15/19	1,713	1,690
Shell International Finance BV
2.50%, 09/12/26	3,747	3,493
3.75%, 09/12/46	4,113	3,972
		14,751
Financials 2.4%
ACE INA Holdings Inc.
3.35%, 05/03/26	1,300	1,280
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	2,599	2,584
Bank of America Corp.
3.42%, 12/20/28 (a)	1,680	1,607
Bank of New York Mellon Corp.
3.55%, 09/23/21	3,850	3,919
Berkshire Hathaway Inc.
3.40%, 01/31/22	1,619	1,647
Citigroup Inc.
4.50%, 01/14/22	3,028	3,147
3.40%, 05/01/26	4,200	4,055
Credit Suisse AG
3.00%, 10/29/21	894	884
Goldman Sachs Group Inc.
2.63%, 04/25/21	1,356	1,327
5.75%, 01/24/22	840	908
New York Life Global Funding
2.00%, 04/13/21 (a)	1,639	1,590
Toyota Motor Credit Corp.
3.40%, 09/15/21	5,500	5,572
U.S. Bancorp
3.00%, 03/15/22	1,715	1,708
		30,228
Health Care 0.4%
Abbott Laboratories
3.75%, 11/30/26	4,632	4,605
Actavis Funding SCS
3.45%, 03/15/22	991	983
		5,588
Industrials 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	571	565
Lockheed Martin Corp.
3.35%, 09/15/21	984	994
Penske Truck Leasing Co. LP
3.38%, 02/01/22 (a)	2,898	2,886

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Union Pacific Corp.
1.80%, 02/01/20	869	854
		5,299
Information Technology 0.1%
Intel Corp.
3.30%, 10/01/21	1,279	1,300
Real Estate 0.3%
Boston Properties LP
2.75%, 10/01/26	2,580	2,350
HCP Inc.
3.40%, 02/01/25	1,515	1,462
		3,812
Utilities 0.3%
Arizona Public Service Co.
2.20%, 01/15/20	665	658
Exelon Generation Co. LLC
2.95%, 01/15/20	1,140	1,136
Florida Power Corp.
3.10%, 08/15/21	1,203	1,208
Virginia Electric & Power Co.
2.95%, 01/15/22	870	866
		3,868
Total Corporate Bonds And Notes (cost $79,119)		78,473
GOVERNMENT AND AGENCY OBLIGATIONS 86.9%
Collateralized Mortgage Obligations 35.6%
Federal Home Loan Mortgage Corp.
Series 30-264, 3.00%, 07/15/42	21,262	20,798
Series KX-2631, REMIC, 4.50%, 06/15/18	4	4
Series MD-2835, REMIC, 4.50%, 08/15/19	97	98
Series BH-2870, REMIC, 4.50%, 10/15/19	772	780
Series QD-2931, REMIC, 4.50%, 02/15/20	252	255
Series BK-3037, REMIC, 4.50%, 09/15/20	714	723
Series PV-3860, REMIC, 5.00%, 05/15/22	4,858	5,080
Series VC-4050, REMIC, 4.00%, 07/15/23	5,858	6,014
Series ZA-2639, REMIC, 5.00%, 07/15/23	3,141	3,274
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,588
Series BY-3104, REMIC, 5.50%, 01/15/26	2,918	3,109
Series AK-3812, REMIC, 3.50%, 02/15/26	20,000	20,403
Series VN-4445, REMIC, 4.00%, 05/15/26	1,581	1,636
Series CY-3881, REMIC, 3.50%, 06/15/26	15,400	15,746
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,198
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,613
Series GT-3270, REMIC, 5.50%, 01/15/27	4,708	5,017
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,723
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,298
Series DG-3737, REMIC, 5.00%, 10/15/30	1,998	2,102
Series PA-3981, REMIC, 3.00%, 04/15/31	7,100	7,115
Series AM-2525, REMIC, 4.50%, 04/15/32	183	192
Series JE-4186, REMIC, 2.00%, 03/15/33	5,253	5,042
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,354
Series MJ-2638, REMIC, 5.00%, 07/15/33	1,276	1,368
Series L-2836, REMIC, 4.50%, 04/15/34	332	337
Series QD-2882, REMIC, 4.50%, 07/15/34	420	435
Series MU-2915, REMIC, 5.00%, 01/15/35	1,848	1,985
Series AZ-3036, REMIC, 5.00%, 02/15/35	1,927	2,179
Series OC-3047, REMIC, 5.50%, 07/15/35	1,389	1,427
Series CB-3688, REMIC, 4.00%, 06/15/36	1,890	1,960
Series PB-3283, REMIC, 5.50%, 07/15/36	1,448	1,584
Series B-3413, REMIC, 5.50%, 04/15/37	382	410
Series PE-3341, REMIC, 6.00%, 07/15/37	1,030	1,146
Series PL-3832, REMIC, 5.00%, 08/15/39	1,014	1,038
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,581	5,353
Series QH-3699, REMIC, 5.50%, 07/15/40	3,000	3,227
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,144
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,409
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,509
Series GN-4594, REMIC, 2.50%, 02/15/45	6,023	5,878
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,474
Federal National Mortgage Association
Series 2003-BC-35, REMIC, 5.00%, 05/25/18	8	8
Series 2003-DY-130, REMIC, 4.00%, 01/25/19	34	34
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	2,713	2,769
Series 2008-B-26, REMIC, 4.50%, 04/25/23	315	316
	Shares/Par[1]	Value ($)
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	341	343
Series 2012-VA-63, REMIC, 4.00%, 08/25/23	10,601	10,911
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	1,470	1,520
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	8,604	8,862
Series 2010-BC-36, REMIC, 4.00%, 04/25/30	13,662	14,152
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,171
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,637
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	195	198
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	7,809
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	6,488	6,845
Series 2005-DX-62, REMIC, 5.00%, 05/25/34	95	96
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,078
Series 2005-GA-70, REMIC, 5.50%, 12/25/34	212	217
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,777
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,148
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	9,601
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	10,305
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,811
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	452	485
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	14,322
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	2,025	2,251
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (e)	1,002	855
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,655
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	615	644
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	5,789	5,903
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	3,468	3,728
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	422	440
Series 2010-SL-4, REMIC, 7.38%, (11.59% - (1M US LIBOR * 2.25)), 02/25/40 (b)	25	27
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	3,000	3,092
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,529
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	3,265	3,770
Series 2014-PG-91, REMIC, 3.00%, 01/25/42	14,299	14,237
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	4,198	4,185
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	937	1,030
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,337
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	15,506	15,181
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	2,502	2,620
Series 2016-PA-30, REMIC, 3.00%, 04/25/45	9,981	9,961
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	6,659	6,634
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	12,837
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	601	663
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	1,732	1,781
Series 2001-ZA-27, REMIC, 6.50%, 06/16/31	742	822
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	1,050	1,148
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	994	1,088
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	1,352	1,501
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	1,820	1,988
Series 2009-PA-81, REMIC, 5.50%, 02/16/38	134	137
Interest Only, Series 2008-SA-40, REMIC, 4.61%, (6.40% - (1M US LIBOR * 1)), 05/16/38 (b)	2,029	317
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	15,000	15,396
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	3,090	3,099
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	4,049	4,281
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	14,239	15,861
Interest Only, Series 2011-SH-97, REMIC, 4.31%, (6.13% - (1M US LIBOR * 1)), 07/20/41 (b)	5,587	721
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	12,199
Series 2013-FA-H16, REMIC, 2.11%, (1M US LIBOR + 0.54%), 07/20/63 (b)	14,211	14,257
		458,615
Commercial Mortgage-Backed Securities 5.3%
Federal Home Loan Mortgage Corp.
Series A2-K048, REMIC, 3.28%, 06/25/25 (b)	7,500	7,574
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,001
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,040
Series K067-A2, REMIC, 3.19%, 07/25/27	6,557	6,518
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	4,990
Series A2-K069, REMIC, 3.19%, 09/25/27 (b)	4,000	3,973
Federal National Mortgage Association
Series 2015-A2-M7, REMIC, 2.59%, 12/25/24	8,199	7,964

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Series 2015-A2-M13, REMIC, 2.71%, 06/25/25 (b)	5,151	5,041
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (b)	13,761	13,509
Series 2017-A2-M13, REMIC, 2.94%, 09/25/27 (b)	2,753	2,685
		68,295
Mortgage-Backed Securities 13.2%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	—	—
6.00%, 11/01/28	62	69
7.00%, 04/01/29 - 08/01/32	56	64
5.00%, 08/01/33 - 12/01/34	819	887
3.59%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 12/01/35 (b)	581	601
4.10%, (12M US LIBOR +/- MBS spread), 01/01/37 (b)	25	27
5.50%, 07/01/38	2,411	2,644
4.50%, 10/01/40	823	870
3.00%, 01/01/47	4,945	4,849
Federal National Mortgage Association
10.50%, 08/01/20	—	—
3.26%, 01/01/22	8,646	8,754
3.18%, 09/01/25	5,219	5,232
3.03%, 12/01/25	20,350	20,142
2.94%, 01/01/26	23,305	22,979
3.10%, 01/01/26	7,500	7,441
6.50%, 03/01/26 - 03/01/36	167	190
3.33%, 03/01/27	2,533	2,568
2.97%, 06/01/27	6,489	6,387
8.00%, 11/01/29 - 03/01/31	39	45
7.00%, 05/01/26 - 01/01/30	13	15
7.50%, 02/01/31	3	4
6.00%, 02/01/31 - 12/01/36	4,842	5,466
5.50%, 02/01/35 - 10/01/36	3,026	3,354
5.00%, 02/01/19 - 11/01/40	13,924	15,120
4.00%, 02/01/25 - 09/01/45	30,649	31,711
3.00%, 03/01/43 - 03/01/46	4,656	4,574
3.50%, 09/01/45 - 01/01/46	19,853	20,018
REMIC, 2.90%, 06/25/27	5,266	5,103
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	867	981
		170,095
Sovereign 7.3%
Financing Corp.
Principal Only, 0.00%, 04/05/19 (e) (f)	5,000	4,888
Israel Government AID Bond
0.00%, 09/15/19 (e)	20,000	19,260
Interest Only, 0.00%, 11/01/21 (e)	10,000	9,044
Province of Saskatchewan, Canada
9.38%, 12/15/20	1,500	1,748
Residual Funding Corp.
Principal Only, 0.00%, 10/15/19 - 01/15/30 (e) (f)	51,010	42,928
Tennessee Valley Authority
Interest Only, 0.00%, 01/15/21 - 07/15/37 (e) (f)	20,487	16,459
		94,327
Treasury Inflation Indexed Securities 3.0%
U.S. Treasury Inflation Indexed Note
1.38%, 02/15/44 (g)	35,363	39,181
U.S. Government Agency Obligations 3.3%
Federal Home Loan Bank
5.25%, 12/11/20 (f)	4,500	4,823
5.75%, 06/12/26 (f)	5,000	6,021

	Shares/Par[1]	Value ($)
Federal National Mortgage Association
0.00%, 10/09/19 (e) (f)	30,000	28,900
Principal Only, 0.00%, 03/23/28 (e) (f)	4,000	2,919
		42,663
U.S. Treasury Securities 19.2%
U.S. Treasury Bond
0.00%, 08/15/21 (e)	25,000	23,004
5.38%, 02/15/31	23,000	29,426
3.75%, 11/15/43	10,000	11,397
3.00%, 05/15/45	27,500	27,607
2.88%, 08/15/45	10,000	9,795
U.S. Treasury Note
0.75%, 04/30/18	50,000	49,965
1.38%, 09/30/18	25,000	24,930
3.38%, 11/15/19	25,000	25,445
2.63%, 08/15/20 - 11/15/20	45,000	45,278
		246,847
Total Government And Agency Obligations (cost $1,126,066)		1,120,023
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.55% (h) (i)	15,794	15,794
Total Short Term Investments (cost $15,794)		15,794
Total Investments 99.7% (cost $1,294,407)		1,285,859
Other Assets and Liabilities, Net 0.3%		3,680
Total Net Assets 100.0%		1,289,539

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $52,001 and 4.0%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) The security is a direct debt of the agency and not collateralized by mortgages.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
IndyMac Seconds Asset Backed Trust, Series 2006-A-A REMIC, 2.13%, 06/25/36	05/22/06	703	101	—
SACO I Inc., Series 2006-A-6 REMIC, 2.13%, 06/25/36	05/30/06	95	93	—
		798	194	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Lazard Emerging Markets Fund
COMMON STOCKS 96.4%
Argentina 1.5%
YPF SA - Class D - ADR	722	15,619
Brazil 10.7%
AMBEV SA - ADR	2,205	16,033
Banco do Brasil SA	2,209	27,666
BB Seguridade Participacoes SA	1,869	16,585
CCR SA	2,970	11,228
Cia de Saneamento Basico do Estado de Sao Paulo	580	6,179
Cielo SA	2,797	17,549
Localiza Rent a Car SA	360	3,109
Petrobras Distribuidora SA (a)	1,444	10,112
		108,461
China 16.1%
AAC Technologies Holdings Inc.	437	8,073
Baidu.com - Class A - ADR (a)	84	18,843
China Construction Bank Corp. - Class H	45,781	47,685
China Mobile Ltd. - ADR	571	26,127
China Shenhua Energy Co. Ltd. - Class H	2,708	6,813
CNOOC Ltd.	4,930	7,368
ENN Energy Holdings Ltd.	1,177	10,642
Hengan International Group Co. Ltd.	772	7,179
NetEase.com Inc. - ADR	65	18,360
Weichai Power Co. Ltd. - Class H	10,460	11,873
		162,963
Egypt 0.9%
Commercial International Bank Egypt SAE - GDR	1,889	9,585
Hungary 1.8%
OTP Bank Plc	412	18,563
India 8.6%
Axis Bank Ltd.	2,030	16,044
Bajaj Auto Ltd.	171	7,245
HCL Technologies Ltd.	779	11,618
Hero Motocorp Ltd.	244	13,354
Punjab National Bank (a)	4,185	6,188
Tata Consultancy Services Ltd.	744	32,576
		87,025
Indonesia 4.8%
Astra International Tbk PT	17,131	9,104
Bank Mandiri Persero Tbk PT	33,887	18,950
Semen Gresik Persero Tbk PT	9,238	6,976
Telekomunikasi Indonesia Persero Tbk PT - ADR (b)	519	13,714
		48,744
Malaysia 0.5%
British American Tobacco Malaysia Bhd	680	4,621
Mexico 3.4%
America Movil SAB de CV - Class L - ADR	1,088	20,769
Grupo Mexico SAB de CV - Class B	2,112	7,036
Kimberly-Clark de Mexico SAB de CV - Class A	3,564	6,674
		34,479
Pakistan 1.7%
Habib Bank Ltd.	2,320	4,177
Oil & Gas Development Co. Ltd.	3,254	4,938
Pakistan Petroleum Ltd.	4,566	8,457
		17,572
Philippines 0.7%
PLDT Inc. - ADR (b)	249	7,068
Russian Federation 10.0%
Alrosa AO	9,497	15,139
	Shares/Par[1]	Value ($)
Gazprom OAO Via Gaz Capital SA - ADR	1,688	8,260
Lukoil PJSC - ADR	303	20,989
Magnit PJSC - GDR	198	3,649
Mobile Telesystems PJSC - ADR	1,354	15,424
Sberbank of Russia - ADR	2,052	38,450
		101,911
South Africa 11.3%
Bidvest Group Ltd.	763	14,504
Imperial Holdings Ltd. (b)	694	13,794
Life Healthcare Group Holdings Ltd.	3,411	7,988
Nedbank Group Ltd. (b)	430	10,395
PPC Ltd. (a)	5,647	3,757
Sanlam Ltd. (b)	1,502	10,898
Shoprite Holdings Ltd.	918	19,664
Standard Bank Group Ltd. (b)	719	13,320
Vodacom Group Ltd.	1,003	12,980
Woolworths Holdings Ltd.	1,361	6,924
		114,224
South Korea 14.7%
Coway Co. Ltd.	149	12,263
Hyundai Mobis	63	14,915
KB Financial Group Inc.	257	14,933
Korea Life Insurance Co. Ltd.	1,266	7,472
KT&G Corp.	59	5,500
Samsung Electronics Co. Ltd.	19	43,183
Shinhan Financial Group Co. Ltd.	490	20,867
SK Hynix Inc.	397	30,367
		149,500
Taiwan 4.4%
Hon Hai Precision Industry Co. Ltd. - GDR	1,232	7,712
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	839	36,722
		44,434
Thailand 1.1%
Kasikornbank PCL	562	3,846
Siam Cement PCL	439	6,952
		10,798
Turkey 4.2%
Akbank T.A.S.	3,596	8,777
KOC Holding A/S	1,830	7,582
Tupras Turkiye Petrol Rafinerileri A/S	227	6,363
Turk Telekomunikasyon A/S (a)	4,869	8,330
Turkcell Iletisim Hizmet A/S	795	3,051
Turkiye Is Bankasi - Class C	4,605	8,398
		42,501
Total Common Stocks (cost $809,247)		978,068
SHORT TERM INVESTMENTS 8.0%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	34,544	34,544
Securities Lending Collateral 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	46,884	46,884
Total Short Term Investments (cost $81,428)		81,428
Total Investments 104.4% (cost $890,675)		1,059,496
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (4.4)%		(44,419)
Total Net Assets 100.0%		1,015,084

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	SSB	04/02/18	BRL	3,257	986	8
BRL/USD	SSB	04/03/18	BRL	1,564	474	—
HKD/USD	SSB	04/03/18	HKD	1,165	148	—
HKD/USD	SSB	04/04/18	HKD	255	33	—
IDR/USD	SSB	04/03/18	IDR	159,912	12	—
USD/BRL	SSB	04/02/18	BRL	(294)	(89)	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/BRL	SSB	04/03/18	BRL	(137)	(42)	—
					1,522	7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Consumer Staples Sector Fund
COMMON STOCKS 98.6%
Consumer Staples 98.6%
Altria Group Inc.	14	897
Andersons Inc.	—	7
Archer-Daniels-Midland Co.	4	184
Avon Products Inc. (a)	3	9
B&G Foods Inc. (b)	1	12
Blue Buffalo Pet Products Inc. (a)	1	30
Boston Beer Co. Inc. - Class A (a)	—	12
Brown-Forman Corp. - Class B	2	106
Bunge Ltd.	1	79
Calavo Growers Inc. (b)	—	10
Cal-Maine Foods Inc. (a)	—	10
Campbell Soup Co.	1	60
Casey's General Stores Inc.	—	32
Central Garden & Pet Co. (a)	—	3
Central Garden & Pet Co. - Class A (a)	—	10
Chefs' Warehouse Inc. (a)	—	4
Church & Dwight Co. Inc.	2	96
Clorox Co.	1	130
Coca-Cola Bottling Co.	—	7
Coca-Cola Co.	31	1,325
Colgate-Palmolive Co.	7	463
ConAgra Brands Inc.	3	114
Constellation Brands Inc. - Class A	1	304
Costco Wholesale Corp.	3	637
Coty Inc. - Class A	4	68
CVS Health Corp.	8	488
Darling Ingredients Inc. (a)	1	22
Dean Foods Co.	1	6
Dr. Pepper Snapple Group Inc.	1	162
e.l.f. Beauty Inc. (a) (b)	—	3
Edgewell Personal Care Co. (a)	—	20
Energizer Holdings Inc.	1	28
Estee Lauder Cos. Inc. - Class A	2	261
Farmer Bros. Co. (a)	—	2
Flowers Foods Inc.	2	32
Fresh Del Monte Produce Inc.	—	11
Freshpet Inc. (a) (b)	—	3
General Mills Inc.	4	196
Hain Celestial Group Inc. (a)	1	22
Herbalife Ltd. (a)	1	45
Hershey Co.	1	107
Hormel Foods Corp. (b)	2	76
Hostess Brands Inc. - Class A (a)	1	10
HRG Group Inc. (a)	1	16
Ingles Markets Inc. - Class A	—	3
Ingredion Inc.	1	70
Inter Parfums Inc.	—	6
J&J Snack Foods Corp.	—	15
JM Smucker Co.	1	107
John B. Sanfilippo & Son Inc.	—	3
Kellogg Co.	2	128
Kimberly-Clark Corp.	3	300
Kraft Heinz Foods Co.	5	294
Kroger Co.	7	160
Lamb Weston Holdings Inc.	1	62
Lancaster Colony Corp.	—	17
Landec Corp. (a)	—	2
McCormick & Co. Inc.	1	97
Medifast Inc.	—	7
MGP Ingredients Inc.	—	8
Molson Coors Brewing Co. - Class B	1	108
Mondelez International Inc. - Class A	12	483
Monster Beverage Corp. (a)	3	171
National Beverage Corp. (b)	—	8
Nu Skin Enterprises Inc. - Class A	—	30
PepsiCo Inc.	11	1,170
Performance Food Group Co. (a)	1	24
Philip Morris International Inc.	12	1,164
Pinnacle Foods Inc.	1	49
Post Holdings Inc. (a)	1	38
PriceSmart Inc. (b)	—	14
	Shares/Par[1]	Value ($)
Procter & Gamble Co.	19	1,516
Revlon Inc. - Class A (a) (b)	—	2
Rite Aid Corp. (a) (b)	9	14
Sanderson Farms Inc.	—	18
Seaboard Corp.	—	9
Seneca Foods Corp. - Class A (a)	—	1
Simply Good Foods Co. (a)	1	7
Smart & Final Stores Inc. (a)	—	1
SpartanNash Co.	—	4
Spectrum Brands Holdings Inc. (b)	—	21
Sprouts Farmers Market Inc. (a)	1	22
Supervalu Inc. (a) (b)	—	5
Sysco Corp.	4	230
Tootsie Roll Industries Inc. (b)	—	4
TreeHouse Foods Inc. (a)	—	17
Tyson Foods Inc. - Class A	2	165
United Natural Foods Inc. (a)	—	17
Universal Corp.	—	9
US Foods Holding Corp. (a)	2	54
USANA Health Sciences Inc. (a)	—	8
Vector Group Ltd.	1	16
Village Super Market Inc. - Class A	—	2
Walgreens Boots Alliance Inc.	7	426
Walmart Inc.	11	1,002
WD-40 Co.	—	14
Weis Markets Inc.	—	3
Total Common Stocks (cost $14,898)		14,244
INVESTMENT COMPANIES 0.8%
Vanguard Consumer Staples ETF	1	113
Total Investment Companies (cost $114)		113
SHORT TERM INVESTMENTS 4.0%
Investment Companies 3.0%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	435	435
Securities Lending Collateral 1.0%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	146	146
Total Short Term Investments (cost $581)		581
Total Investments 103.4% (cost $15,593)		14,938
Other Assets and Liabilities, Net (3.4)%		(485)
Total Net Assets 100.0%		14,453

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Emerging Markets Index Fund
COMMON STOCKS 94.5%
Brazil 4.6%
AMBEV SA	1,232	9,036
Atacadao Distribuicao Comercio e Industria Ltda (a)	122	559
B3 SA	550	4,461
Banco Bradesco SA	246	2,891
Banco do Brasil SA	228	2,851
Banco Santander Brasil SA	105	1,276
BB Seguridade Participacoes SA	190	1,684
BR Malls Participacoes SA	208	739
BRF SA (a)	113	781
CCR SA	308	1,165
Centrais Eletricas Brasileiras SA (a)	45	287
Cia de Saneamento Basico do Estado de Sao Paulo	87	923
Cia Siderurgica Nacional SA (a)	141	379
Cielo SA	326	2,047
Cosan SA Industria e Comercio	40	503
Embraer SA	167	1,085
Energias do Brasil SA	103	417
Engie Brasil Energia SA	41	481
Equatorial Energia SA	50	1,079
Fibria Celulose SA	63	1,233
Hypermarcas SA	87	946
JBS SA	234	663
Klabin SA	169	1,052
Kroton Educacional SA	375	1,549
Localiza Rent a Car SA	141	1,218
Lojas Renner SA	191	1,976
M Dias Branco SA	25	382
Multiplan Empreendimentos Imobiliarios SA	22	456
Natura Cosmeticos SA	40	386
Odontoprev SA	65	295
Petroleo Brasileiro SA (a)	776	5,503
Porto Seguro SA	35	518
Qualicorp SA	57	384
Raia Drogasil SA	64	1,437
Rumo SA (a)	273	1,088
Sul America SA	45	302
Suzano Papel e Celulose SA	119	1,206
Tim Participacoes SA	206	896
Transmissora Alianca de Energia Eletrica SA	73	476
Ultrapar Participacoes SA	98	2,120
Vale SA	833	10,702
WEG SA	140	956
		68,388
Chile 1.1%
AES Gener SA	912	258
Aguas Andinas SA - Class A	649	422
Banco de Chile	6,290	1,057
Banco de Credito e Inversiones	11	810
Banco Santander Chile	17,023	1,434
Cencosud SA	365	1,118
Cia Cervecerias Unidas SA	41	607
Colbun SA	1,963	470
Empresa Nacional de Electricidad SA (b)	847	812
Empresas CMPC SA	344	1,310
Empresas COPEC SA	106	1,658
Enel Americas SA	7,825	1,827
Enel Chile SA	5,095	660
ENTEL Chile SA	41	474
Itau CorpBanca	36,097	347
Lan Airlines SA	78	1,209
S.A.C.I. Falabella	192	1,851
		16,324
China 24.9%
3SBio Inc. (a)	240	547
58.Com Inc. - Class A - ADR (a)	25	1,961
AAC Technologies Holdings Inc.	194	3,579
Agile Property Holdings Ltd.	468	983
Air China Ltd. - Class H	462	597
Alibaba Group Holding Ltd. - ADS (a)	302	55,448
Alibaba Health Information Technology Ltd. (a) (c)	838	421
	Shares/Par[1]	Value ($)
Alibaba Pictures Group Ltd. (a)	3,400	445
Aluminum Corp. of China Ltd. - Class H (a) (c)	1,016	573
Anhui Conch Cement Co. Ltd. - Class H	320	1,765
Autohome Inc. - Class A - ADR	14	1,245
Baidu.com - Class A - ADR (a)	72	16,101
Bank of China Ltd. - Class H	20,688	11,268
Bank of Communications Co. Ltd. - Class H	2,364	1,871
Beijing Capital International Airport Co. Ltd. - Class H	482	651
Beijing Enterprises Holdings Ltd.	127	669
Brilliance China Automotive Holdings Ltd.	820	1,733
BYD Co. Ltd. - Class H (c)	161	1,273
BYD Electronic International Co. Ltd.	166	318
China CITIC Bank Corp. Ltd. - Class H	2,437	1,681
China Communications Constructions Co. Ltd. - Class H	1,255	1,300
China Conch Venture Holdings Ltd.	449	1,380
China Construction Bank Corp. - Class H	22,050	22,967
China Huarong Asset Management Co. Ltd. - Class H	2,685	1,138
China Huishan Dairy Holdings Co. Ltd. (a) (d)	946	51
China Life Insurance Co. Ltd. - Class H	1,937	5,408
China Longyuan Power Group Corp. - Class H	781	605
China Merchants Holdings International Co. Ltd.	380	846
China Minsheng Banking Corp. Ltd. - Class H	1,405	1,380
China Mobile Ltd.	1,618	14,943
China Molybdenum Co. Ltd. - Class H	1,104	850
China National Building Material Co. Ltd. - Class H	700	772
China Pacific Insurance Group Co. Ltd. - Class H	691	3,145
China Petroleum & Chemical Corp. - Class H	6,760	6,074
China Railway Construction Corp. Ltd. - Class H	540	545
China Railway Group Ltd. - Class H	1,016	709
China Resources Pharmaceutical Group Ltd.	462	651
China Shenhua Energy Co. Ltd. - Class H	907	2,283
China Southern Airlines Co. Ltd. - Class H	460	480
China Telecom Corp. Ltd. - Class H	3,496	1,553
Chongqing Rural Commercial Bank - Class H	592	458
CIFI Holdings Group Co. Ltd.	834	737
CITIC Securities Co. Ltd. - Class H	579	1,343
CNOOC Ltd.	4,727	7,064
Country Garden Holdings Co. Ltd. (c)	1,413	2,964
CRRC Corp. Ltd. - Class H	1,066	918
Ctrip.com International Ltd. - ADR (a)	104	4,839
Dongfeng Motor Group Co. Ltd. - Class H	666	778
ENN Energy Holdings Ltd.	193	1,748
Far East Horizon Ltd.	485	518
Fosun International Ltd.	647	1,423
Fullshare Holdings Ltd.	1,735	965
Fuyao Glass Industry Group Co. Ltd. - Class H (c)	133	514
Geely Automobile Holdings Ltd.	1,308	3,846
GF Securities Co. Ltd. - Class H	399	740
Great Wall Motor Co. Ltd. - Class H (c)	779	790
Guangzhou Automobile Group Co. Ltd. - Class H	530	988
Guangzhou R&F Properties Co. Ltd. - Class H	244	618
Haitian International Holdings Ltd.	163	497
Hengan International Group Co. Ltd.	196	1,823
Huaneng Power International Inc. - Class H	1,066	720
Huaneng Renewables Corp. Ltd. - Class H	1,184	446
Huatai Securities Co. Ltd. - Class H	412	801
Industrial & Commercial Bank of China Ltd. - Class H	19,331	16,828
JD.com Inc. - Class A - ADR (a)	174	7,031
Jiangsu Expressway Co. Ltd. - Class H	303	431
Jiangxi Copper Co. Ltd. - Class H	320	463
Lee & Man Paper Manufacturing Ltd.	370	396
Meitu Inc. (a)	316	366
Momo Inc. - ADR (a)	27	1,014
NetEase.com Inc. - ADR	21	5,881
New Oriental Education & Technology Group - ADR	35	3,072
Nexteer Automotive Group Ltd.	209	319
PetroChina Co. Ltd. - Class H	5,509	3,834
Ping An Insurance Group Co. of China Ltd. - Class H	1,370	14,145
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	486	326
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	287	410
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	235	633
Shenzhou International Group Holdings Ltd.	200	2,121

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Sihuan Pharmaceutical Holdings Group Ltd.	949	284
Sina Corp. (a)	16	1,618
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	928	569
Sinopharm Group Co. Ltd. - Class H	297	1,497
Soho China Ltd.	470	248
Sun Art Retail Group Ltd.	588	689
Sunac China Holdings Ltd.	641	2,531
TAL Education Group - ADS	84	3,115
Tencent Holdings Ltd.	1,494	79,763
Tingyi Cayman Islands Holding Corp.	501	1,041
Travelsky Technology Ltd. - Class H	260	763
Tsingtao Brewery Co. Ltd. - Class H	86	452
Vipshop Holdings Ltd. - ADR (a)	110	1,825
Want Want China Holdings Ltd.	1,409	1,135
Weibo Corp. - ADR (a) (c)	12	1,389
Weichai Power Co. Ltd. - Class H	494	560
Yanzhou Coal Mining Co. Ltd. - Class H	526	681
Yum China Holdings Inc.	99	4,118
YY Inc. - Class A - ADS (a)	12	1,258
Zhejiang Expressway Co. Ltd. - Class H	354	364
Zhuzhou CSR Times Electric Co. Ltd. - Class H	150	733
Zijin Mining Group Co. Ltd. - Class H	1,424	644
ZTE Corp. - Class H (a)	179	595
		368,889
Colombia 0.3%
Bancolombia SA	59	639
Cementos Argos SA	110	383
Ecopetrol SA	1,323	1,238
Grupo Argos SA	88	590
Grupo de Inversiones Suramericana SA	55	729
Interconexion Electrica SA	95	455
		4,034
Czech Republic 0.2%
CEZ A/S	46	1,153
Komercni Banka A/S	19	862
Moneta Money Bank A/S	140	579
Telefonica O2 Czech Republic AS	13	174
		2,768
Egypt 0.1%
Commercial International Bank Egypt SAE	285	1,441
Eastern Tobacco Co.	9	319
Global Telecom Holding (a)	674	253
		2,013
Greece 0.3%
Alpha Bank AE (a)	340	717
Eurobank Ergasias SA (a)	457	435
Folli Follie SA (a)	9	176
Hellenic Telecommunications Organization SA	60	807
JUMBO SA	24	436
National Bank of Greece SA (a)	1,352	437
OPAP SA	66	755
Piraeus Bank SA (a)	87	273
Titan Cement Co. SA	10	248
		4,284
Hong Kong 4.7%
Agricultural Bank of China Ltd. - Class H	6,711	3,864
ANTA Sports Products Ltd.	269	1,367
AviChina Industry & Technology Co. Ltd. - Class H	478	339
Beijing Enterprises Water Group Ltd.	1,478	832
CGN Power Co. Ltd.	2,707	706
China Cinda Asset Management Co. Ltd. - Class H	2,220	814
China Communication Services Corp. Ltd. - Class H	546	329
China Everbright Bank Co. Ltd. - Class H	700	339
China Everbright International Ltd.	620	877
China Everbright Ltd.	232	491
China Evergrande Group (a) (c)	863	2,774
China Galaxy Securities Co. Ltd. - Class H	809	544
China Gas Holdings Ltd.	445	1,634
China Jinmao Holdings Group Ltd.	1,338	777
China Medical System Holdings Ltd.	363	833
China Mengniu Dairy Co. Ltd.	738	2,550
China Merchants Bank Co. Ltd. - Class H	1,034	4,293
China Oilfield Services Ltd. - Class H	466	491
	Shares/Par[1]	Value ($)
China Overseas Land & Investment Ltd.	1,008	3,543
China Resources Enterprise Ltd.	410	1,793
China Resources Gas Group Ltd.	226	794
China Resources Land Ltd.	745	2,744
China Resources Power Holdings Co. Ltd.	479	879
China State Construction International Holdings Ltd. (c)	526	648
China Taiping Insurance Holdings Co. Ltd.	437	1,473
China Unicom Hong Kong Ltd. (a)	1,621	2,067
China Vanke Co. Ltd. - Class H	303	1,401
CITIC Pacific Ltd.	1,547	2,176
COSCO Shipping Ports Ltd.	492	415
CSPC Pharmaceutical Group Ltd.	1,248	3,360
GCL New Energy Holdings (a)	3,246	407
GOME Retail Holdings Ltd. (c)	2,451	268
Guangdong Investment Ltd.	824	1,306
Haier Electronics Group Co. Ltd.	312	1,120
Haitong Securities Co. Ltd. - Class H	817	1,091
Hanergy Thin Film Power Group Ltd. (a) (d)	3,098	840
Kingboard Chemical Holdings Ltd.	158	732
Kingsoft Corp Ltd.	214	693
Kunlun Energy Co. Ltd.	820	712
Lenovo Group Ltd.	2,070	1,063
Longfor Properties Co. Ltd.	397	1,224
New China Life Insurance Co. Ltd. - Class H	225	1,062
Nine Dragons Paper Holdings Ltd.	412	626
People's Insurance Co. Group of China Ltd. - Class H	1,747	827
PICC Property & Casualty Co. Ltd. - Class H	1,221	2,164
Semiconductor Manufacturing International Corp. (a)	736	977
Shanghai Electric Group Co. Ltd. - Class H (a) (c)	982	342
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	123	761
Shanghai Industrial Holdings Ltd.	129	339
Shimao Property Holdings Ltd.	296	852
Sino Biopharmaceutical	1,191	2,376
Sino-Ocean Group Holding Ltd.	746	546
Sunny Optical Technology Group Co. Ltd.	189	3,578
		69,053
Hungary 0.3%
MOL Hungarian Oil & Gas Plc	93	1,021
OTP Bank Plc	62	2,816
Richter Gedeon Nyrt	40	843
		4,680
India 7.9%
ACC Ltd.	15	351
Adani Ports & Special Economic Zone Ltd.	184	1,009
Ambuja Cements Ltd.	165	593
Ashok Leyland Ltd.	288	647
Asian Paints Ltd.	78	1,351
Aurobindo Pharma Ltd.	66	567
Axis Bank Ltd.	477	3,773
Bajaj Auto Ltd.	24	1,013
Bajaj Finance Ltd.	47	1,299
Bajaj Finserv Ltd.	10	761
Bharat Forge Ltd.	50	539
Bharat Heavy Electricals Ltd.	201	253
Bharat Petroleum Corp. Ltd.	192	1,266
Bharti Airtel Ltd.	359	2,210
Bharti Infratel Ltd.	113	584
Bosch Ltd.	2	593
Britannia Industries Ltd.	8	627
Cadila Healthcare Ltd.	60	347
Cipla Ltd.	87	732
Coal India Ltd.	179	780
Container Corp. of India Ltd.	11	220
Dabur India Ltd.	133	671
Dr. Reddy's Laboratories Ltd.	29	937
Eicher Motors Ltd.	3	1,493
GAIL India Ltd.	170	861
Glenmark Pharmaceuticals Ltd.	33	265
Godrej Consumer Products Ltd.	61	1,035
Grasim Industries Ltd.	83	1,354
Havells India Ltd.	67	503
HCL Technologies Ltd.	152	2,272

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Hero Motocorp Ltd.	12	678
Hindalco Industries Ltd.	318	1,057
Hindustan Petroleum Corp. Ltd.	150	800
Hindustan Unilever Ltd.	168	3,451
Housing Development Finance Corp.	400	11,265
ICICI Bank Ltd.	602	2,589
Idea Cellular Ltd. (a)	480	564
IDFC Bank Ltd.	461	339
Indiabulls Housing Finance Ltd.	80	1,541
Indian Oil Corp. Ltd.	294	803
Infosys Ltd.	461	8,043
ITC Ltd.	888	3,507
JSW Steel Ltd.	237	1,059
Larsen & Toubro Ltd.	124	2,499
LIC Housing Finances Ltd.	74	609
Lupin Ltd.	56	633
Mahindra & Mahindra Financial Services Ltd.	70	500
Mahindra & Mahindra Ltd.	200	2,277
Marico Ltd.	108	544
Maruti Suzuki India Ltd.	28	3,868
Motherson Sumi Systems Ltd.	177	851
Nestle India Ltd.	6	709
NTPC Ltd.	421	1,099
Oil & Natural Gas Corp. Ltd.	318	872
Petronet LNG Ltd.	176	627
Piramal Healthcare Ltd.	23	871
Power Finance Corp. Ltd.	166	219
Reliance Industries Ltd.	750	10,224
Rural Electrification Corp. Ltd.	165	317
Sesa Sterlite Ltd.	377	1,627
Shree Cement Ltd.	2	540
Shriram Transport Finance Co. Ltd.	41	915
Siemens Ltd.	17	289
State Bank of India	442	1,703
Sun Pharmaceutical Industries Ltd.	244	1,867
Tata Consultancy Services Ltd.	120	5,236
Tata Motors Ltd. (a)	404	2,044
Tata Motors Ltd. - Class A (a)	113	321
Tata Power Co. Ltd.	318	387
Tata Steel Ltd.	99	877
Tech Mahindra Ltd.	130	1,277
Titan Industries Ltd.	78	1,137
Ultratech Cement Ltd.	22	1,359
United Phosphorus Ltd.	89	1,007
United Spirits Ltd. (a)	14	697
Vakrangee Ltd.	105	359
Wipro Ltd.	306	1,325
Yes Bank Ltd.	454	2,141
Zee Entertainment Enterprises Ltd.	132	1,176
		117,605
Indonesia 2.0%
Adaro Energy Tbk PT	3,503	547
AKR Corporindo Tbk PT	397	165
Astra International Tbk PT	5,304	2,819
Bank Central Asia Tbk PT	2,578	4,376
Bank Danamon Indonesia Tbk PT - Class A	831	417
Bank Mandiri Persero Tbk PT	4,990	2,790
Bank Negara Indonesia Persero Tbk PT	2,035	1,291
Bank Rakyat Indonesia Persero Tbk PT	14,485	3,790
Bank Tabungan Negara Persero Tbk PT	994	275
Bumi Serpong Damai PT	1,794	234
Charoen Pokphand Indonesia Tbk PT	1,816	460
Gudang Garam Tbk PT	122	645
Hanjaya Mandala Sampoerna Tbk PT	2,379	691
Indofood CBP Sukses Makmur Tbk PT	575	346
Indofood Sukses Makmur Tbk	1,062	555
Jasa Marga Persero Tbk PT	546	182
Kalbe Farma Tbk PT	5,799	635
Matahari Department Store Tbk PT	733	587
Pakuwon Jati Tbk PT	4,831	222
Perusahaan Gas Negara PT	2,843	479
PT Indocement Tunggal Prakarsa Tbk	450	525
Semen Gresik Persero Tbk PT	904	683
Surya Citra Media Tbk PT	1,294	256
	Shares/Par[1]	Value ($)
Telekomunikasi Indonesia Persero Tbk PT - Class B	13,113	3,435
Tower Bersama Infrastructure Tbk PT	568	231
Unilever Indonesia Tbk PT	420	1,519
United Tractors Tbk PT	420	980
Waskita Karya Persero Tbk PT	1,536	277
XL Axiata Tbk PT (a)	943	173
		29,585
Malaysia 2.4%
AirAsia BHD	346	355
Alliance Financial Group Bhd	243	269
AMMB Holdings Bhd	407	410
Astro Malaysia Holdings Bhd	384	203
Axiata Group Bhd	683	967
British American Tobacco Malaysia Bhd	36	245
CIMB Group Holdings Bhd	1,220	2,268
Dialog Group BHD	791	608
DiGi.Com Bhd	822	985
Felda Global Ventures Holdings Bhd	369	159
Gamuda Bhd	411	548
Genting Bhd	620	1,398
Genting Malaysia Bhd	752	946
Genting Plantations Bhd	46	122
HAP Seng Consolidated Bhd	161	405
Hartalega Holdings Bhd	350	532
Hong Leong Bank Bhd	195	945
Hong Leong Financial Group Bhd	57	285
IHH Healthcare Bhd	504	783
IJM Corp. Bhd	733	510
IOI Corp.	572	709
IOI Properties Group Sdn Bhd	494	206
Kuala Lumpur Kepong Bhd	138	912
Malayan Banking Bhd	1,131	3,081
Malaysia Airports Holdings Bhd	210	483
Maxis Bhd	550	809
MISC Bhd	343	627
Nestle Bhd	17	670
Petronas Chemicals Group Bhd	620	1,310
Petronas Dagangan Bhd	57	365
Petronas Gas BHD	173	798
PPB Group Bhd	126	625
Press Metal Aluminium Holdings Bhd	319	377
Public Bank Bhd	746	4,642
RHB Bank Bhd	276	369
RHB Bank Bhd (a) (d)	124	—
Sapura Energy Bhd	834	111
Sime Darby Bhd	603	410
Sime Darby Plantation Bhd (a)	603	860
Sime Darby Property Bhd (a)	603	223
SP Setia Bhd	422	327
Telekom Malaysia Bhd	287	387
Tenaga Nasional Bhd	902	3,772
UMW Holdings Bhd (a)	120	187
Westports Holdings Bhd	332	303
YTL Corp. Bhd	1,074	373
YTL Power International Bhd	848	222
		36,101
Mexico 2.8%
Alfa SAB de CV - Class A	759	973
America Movil SAB de CV - Class L	8,839	8,387
Arca Continental SAB de CV	114	790
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander - Class B (c)	453	652
Cemex SAB de CV - Series A (a) (c) (e)	3,833	2,536
Coca-Cola Femsa SAB de CV - Class L (c)	125	829
El Puerto de Liverpool SAB de CV - Class C-1 (c)	45	338
Fibra Uno Administracion SA de CV (c)	821	1,235
Fomento Economico Mexicano SAB de CV	511	4,658
Gentera SAB de CV (c)	352	257
Gruma SAB de CV - Class B	54	617
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	90	888
Grupo Aeroportuario del Sureste SAB de CV - Class B (c)	60	1,006
Grupo Bimbo SAB de CV - Class A (c)	471	1,032

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Grupo Carso SAB de CV - Class A-1 (c)	152	534
Grupo Financiero Banorte SAB de CV - Class O	650	3,973
Grupo Financiero Inbursa SAB de CV - Class O	584	966
Grupo Lala SAB de CV - Class B (c)	142	193
Grupo Mexico SAB de CV - Class B	1,009	3,359
Industrias Penoles SAB de CV	35	705
Infraestructura Energetica Nova SAB de CV - Class I	134	655
Kimberly-Clark de Mexico SAB de CV - Class A (c)	449	840
Mexichem SAB de CV	259	792
Promotora y Operadora de Infraestructura SAB de CV (c)	56	562
Southern Copper Corp. (c)	24	1,275
Wal-Mart de Mexico SAB de CV	1,362	3,465
		41,517
Netherlands 0.0%
Steinhoff International Holdings NV	763	213
Pakistan 0.1%
Habib Bank Ltd.	188	339
Lucky Cement Ltd.	34	205
MCB Bank Ltd.	122	235
Oil & Gas Development Co. Ltd.	191	289
United Bank Ltd.	136	243
		1,311
Peru 0.3%
Cia de Minas Buenaventura SA - ADR	45	688
Credicorp Ltd.	18	4,027
		4,715
Philippines 1.0%
Aboitiz Equity Ventures Inc.	549	712
Aboitiz Power Corp.	378	281
Alliance Global Group Inc. (a)	1,072	272
Ayala Corp.	62	1,140
Ayala Land Inc.	2,026	1,606
Bank of the Philippine Islands	198	445
BDO Unibank Inc.	509	1,359
DMCI Holdings Inc.	1,252	293
Globe Telecom Inc.	7	219
GT Capital Holdings Inc.	23	508
International Container Terminal Services Inc.	124	240
JG Summit Holdings Inc.	734	883
Jollibee Foods Corp.	102	585
Manila Electric Co.	66	403
Megaworld Corp.	2,817	254
Metro Pacific Investments Corp.	3,705	373
Metropolitan Bank & Trust Co.	162	268
PLDT Inc.	24	678
Robinsons Land Corp.	467	180
Security Bank Corp.	55	253
SM Investments Corp.	61	1,086
SM Prime Holdings Inc.	2,426	1,572
Universal Robina Corp.	217	632
		14,242
Poland 1.2%
Alior Bank SA (a)	26	563
Bank Handlowy w Warszawie SA	7	159
Bank Millennium SA (a)	191	459
Bank Pekao SA	40	1,438
Bank Zachodni WBK SA	9	960
CCC SA	7	480
CD Projekt SA	17	533
Cyfrowy Polsat SA	65	476
Dino Polska SA (a)	11	289
Grupa Azoty SA	10	170
Grupa Lotos SA	22	344
Jastrzebska Spolka Weglowa SA (a)	13	318
KGHM Polska Miedz SA	40	1,026
LPP SA	—	922
mBank (a)	4	443
PGE SA (a)	209	608
PLAY Communications SA (a)	26	253
Polski Koncern Naftowy Orlen S.A.	80	1,972
Polskie Gornictwo Naftowe i Gazownictwo SA	442	730
Powszechna Kasa Oszczednosci Bank Polski SA (a)	245	2,903
	Shares/Par[1]	Value ($)
Powszechny Zaklad Ubezpieczen SA	165	2,017
Tauron Polska Energia SA (a)	266	190
Telekomunikacja Polska SA (a)	164	278
		17,531
Qatar 0.5%
Barwa Real Estate Co.	31	284
Commercial Bank of Qatar QSC	52	431
Doha Bank QSC	42	309
Ezdan Holding Group QSC	202	579
Industries Qatar QSC	36	1,046
Masraf Al Rayan	90	869
Ooredoo QSC	23	526
Qatar Electricity & Water Co.	9	455
Qatar Gas Transport Co. Ltd.	82	345
Qatar Insurance Co.	35	363
Qatar Islamic Bank SAQ	16	417
Qatar National Bank	58	2,073
		7,697
Romania 0.1%
NEPI Rockcastle Plc	94	917
Russian Federation 3.5%
Alrosa AO	737	1,175
Gazprom OAO	2,787	6,969
Inter RAO UES PJSC	9,216	618
Lukoil OAO	110	7,685
Magnit PJSC - GDR	96	1,765
Magnitogorsk Iron & Steel Works PJSC	536	414
MMC Norilsk Nickel OJSC	16	3,102
Mobile Telesystems PJSC - ADR	125	1,425
Moscow Exchange MICEX-RTS OAO	366	754
NovaTek PJSC - GDR	24	3,305
Novolipetsk Steel PJSC	319	805
Phosagro OAO - GDR	27	400
Polyus PJSC	8	636
Rosneft PJSC	303	1,679
RusHydro JSC	27,774	368
Sberbank of Russia	2,833	12,569
Severstal PAO	52	789
Surgutneftegas OAO	2,059	1,031
Tatneft OAO	402	4,328
VTB Bank OJSC	1,434,335	1,285
		51,102
South Africa 6.6%
Anglo American Platinum Ltd.	15	402
AngloGold Ashanti Ltd.	104	987
Aspen Pharmacare Holdings Ltd.	104	2,279
Barclays Africa Group Ltd.	191	3,075
Bid Corp. Ltd.	85	1,861
Bidvest Group Ltd.	92	1,746
Brait SA	88	270
Capitec Bank Holdings Ltd.	10	740
Coronation Fund Managers Ltd.	55	377
Discover Ltd.	96	1,382
Exxaro Resources Ltd.	64	590
FirstRand Ltd.	892	5,058
Fortress REIT Ltd. - Class A	249	337
Fortress REIT Ltd. - Class B	215	216
Foschini Group Ltd.	57	1,075
Gold Fields Ltd.	211	851
Growthpoint Properties Ltd.	779	1,868
Hyprop Investments Ltd.	72	658
Imperial Holdings Ltd.	40	789
Investec Ltd.	66	517
Kumba Iron Ore Ltd.	15	367
Liberty Holdings Ltd.	42	447
Life Healthcare Group Holdings Ltd.	377	882
MMI Holdings Ltd.	228	426
Mondi Ltd.	29	782
Mr Price Group Ltd.	66	1,600
MTN Group Ltd.	438	4,406
Naspers Ltd. - Class N	115	28,508
Nedbank Group Ltd.	56	1,363
Netcare Ltd.	299	707

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Pick n Pay Stores Ltd.	86	499
Pioneer Foods Ltd.	39	410
PSG Group Ltd.	39	735
Rand Merchant Investment Holdings Ltd.	164	554
Redefine Properties Ltd.	1,278	1,250
Remgro Ltd.	140	2,637
Resilient REIT Ltd.	80	337
RMB Holdings Ltd.	187	1,218
Sanlam Ltd.	375	2,719
Sappi Ltd.	157	1,014
Sasol Ltd.	147	5,031
Shoprite Holdings Ltd.	114	2,445
Sibanye Gold Ltd.	435	431
Spar Group Ltd.	55	936
Standard Bank Group Ltd.	343	6,343
Telkom SA Ltd.	91	408
Tiger Brands Ltd.	41	1,293
Truworths International Ltd.	110	1,005
Vodacom Group Ltd.	154	1,996
Woolworths Holdings Ltd.	252	1,280
		97,107
South Korea 14.1%
Amorepacific Corp.	9	2,493
AMOREPACIFIC Group	7	921
BGF Retail Co. Ltd.	2	347
BNK Financial Group Inc.	78	781
Celltrion Healthcare Co. Ltd. (a)	9	901
Celltrion Inc. (a)	21	6,382
Cheil Worldwide Inc.	16	268
CJ CheilJedang Corp.	2	607
CJ Corp.	4	520
CJ E&M Corp.	5	460
CJ Logistics Corp. (a)	2	312
Coway Co. Ltd.	13	1,108
Daelim Industrial Co. Ltd.	7	492
Daewoo Engineering & Construction Co. Ltd. (a)	55	268
Daum Communications Corp.	12	1,448
DB Insurance Co. Ltd.	12	766
DGB Financial Group Inc.	53	579
Dongsuh Cos. Inc.	11	279
Doosan Bobcat Inc.	9	257
Doosan Heavy Industries and Construction Co. Ltd.	14	204
E-Mart Co. Ltd.	5	1,336
GS Engineering & Construction Corp.	12	342
GS Holdings Corp.	13	733
GSretail Co. Ltd.	7	213
Hana Financial Group Inc.	78	3,370
Hankook Tire Co. Ltd.	19	924
Hanmi Pharm Co. Ltd.	2	831
Hanmi Science Co. Ltd.	3	313
Hanon Systems	55	599
Hanssem Co. Ltd.	3	431
Hanwha Chem Corp.	26	736
Hanwha Corp.	11	398
Hanwha Techwin Co. Ltd.	10	260
Honam Petrochemical Corp.	4	1,738
Hotel Shilla Co. Ltd.	8	711
Hyosung Corp.	6	712
Hyundai Department Store Co. Ltd.	4	333
Hyundai Development Co.	15	550
Hyundai Engineering & Construction Co. Ltd.	19	779
Hyundai Glovis Co. Ltd.	5	788
Hyundai Heavy Industries Co. Ltd. (a) (c)	9	1,209
Hyundai Marine & Fire Insurance Co. Ltd.	15	571
Hyundai Mobis	18	4,216
Hyundai Motor Co.	40	5,439
Hyundai Robotics Co. Ltd. (a)	3	1,108
Hyundai Steel Co.	23	1,113
Hyundai Wia Corp.	5	261
Industrial Bank of Korea	64	944
ING Life Insurance Korea Ltd.	10	418
Kangwon Land Inc.	30	770
KB Financial Group Inc.	104	6,034
KCC Corp.	1	456
	Shares/Par[1]	Value ($)
KEPCO Plant Service & Engineering Co. Ltd.	8	353
Kia Motors Corp.	71	2,110
Korea Aerospace Industries Ltd.	19	913
Korea Electric Power Corp.	65	2,042
Korea Gas Corp.	7	340
Korea Investment Holdings Co. Ltd.	10	826
Korea Life Insurance Co. Ltd.	63	374
Korea Zinc Co. Ltd.	2	977
Korean Air Lines Co. Ltd.	12	358
KT Corp. - ADR	17	230
KT&G Corp.	31	2,890
Kumho Petro chemical Co. Ltd.	4	397
LG Chem Ltd.	12	4,476
LG Corp.	26	2,098
LG Display Co. Ltd.	64	1,578
LG Electronics Inc.	29	2,969
LG Household & Health Care Ltd.	3	2,803
LG Innotek Co. Ltd.	4	418
Lotte Corp.	8	468
Lotte Shopping Co. Ltd.	3	612
Medy-Tox Inc.	1	846
Mirae Asset Daewoo Co. Ltd.	90	792
NCSoft Corp.	4	1,731
Netmarble Games Corp.	6	891
NHN Corp.	7	5,430
OCI Co. Ltd.	5	736
Orion Corp.	6	718
Ottogi Corp.	—	207
POSCO	19	6,193
Posco Daewoo Corp.	10	216
S1 Corp.	4	382
Samsung Biologics Co. Ltd. (a)	4	1,942
Samsung C&T Corp.	20	2,587
Samsung Card Co. Ltd.	8	266
Samsung Electro-Mechanics Co. Ltd.	15	1,504
Samsung Electronics Co. Ltd.	25	59,219
Samsung Fire & Marine Insurance Co. Ltd.	8	1,969
Samsung Heavy Industries Co. Ltd. (a)	63	471
Samsung Life Insurance Co. Ltd.	18	1,941
Samsung SDI Co. Ltd.	14	2,628
Samsung SDS Co. Ltd.	9	2,273
Samsung Securities Co. Ltd.	17	640
Shinhan Financial Group Co. Ltd.	110	4,692
Shinsegae Co. Ltd.	2	695
SillaJen Inc. (a)	14	1,410
SK C&C Co. Ltd.	8	2,358
SK Hynix Inc.	154	11,745
SK Innovation Co. Ltd.	17	3,408
SK Networks Co. Ltd.	39	214
SK Telecom Co. Ltd.	5	1,115
S-Oil Corp.	11	1,298
Stx Pan Ocean Co. Ltd. (a)	54	268
Woori Bank	128	1,741
Woori Investment & Securities Co. Ltd.	34	447
Yuhan Corp.	2	448
		208,682
Taiwan 11.5%
Acer Inc.	843	709
Advanced Semiconductor Engineering Inc.	1,781	2,599
Advantech Co. Ltd. (c)	87	627
AirTAC International Group	30	541
Asia Cement Corp.	590	572
Asia Pacific Telecom Co. Ltd. (a)	815	256
Asustek Computer Inc.	180	1,684
AU Optronics Corp. (c)	2,187	1,023
Catcher Technology Co. Ltd.	179	2,251
Cathay Financial Holding Co. Ltd.	2,100	3,775
Chailease Holding Co. Ltd.	294	1,025
Chang Hwa Commercial Bank	1,149	667
Cheng Shin Rubber Industry Co. Ltd.	496	809
Chicony Electronics Co. Ltd.	123	315
Chimei Innolux Corp.	2,267	1,003
China Airlines Ltd. (a)	783	288
China Development Financial Holding Corp.	3,831	1,366

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
China Life Insurance Co. Ltd.	634	662
China Steel Corp.	3,200	2,553
Chinatrust Financial Holding Co. Ltd.	4,639	3,351
Chunghwa Telecom Co. Ltd.	990	3,792
Compal Electronics Inc.	1,125	772
Delta Electronics Inc.	513	2,312
E. Sun Financial Holding Co. Ltd.	2,511	1,696
Eclat Textile Co. Ltd.	44	520
Eva Airways Corp.	494	255
Evergreen Marine Corp Taiwan Ltd. (a)	457	238
Far Eastern New Century Corp.	907	823
Far EasTone Telecommunications Co. Ltd.	409	1,082
Feng Tay Enterprise Co. Ltd.	82	376
First Financial Holding Co. Ltd.	2,300	1,605
Formosa Chemicals & Fibre Corp.	767	2,887
Formosa Petrochemical Corp.	349	1,430
Formosa Plastics Corp.	1,083	3,849
Formosa Taffeta Co. Ltd.	148	164
Foxconn Technology Co. Ltd.	247	669
Fubon Financial Holding Co. Ltd.	1,773	3,078
General Interface Solution Holding Ltd.	45	280
Giant Manufacturing Co. Ltd.	92	487
Globalwafers Co. Ltd.	56	913
Highwealth Construction Corp.	267	414
Hiwin Technologies Corp.	52	755
Hon Hai Precision Industry Co. Ltd.	4,103	12,828
Hotai Motor Co. Ltd.	67	673
HTC Corp. (a)	152	350
Hua Nan Financial Holdings Co. Ltd.	1,819	1,096
Inventec Co. Ltd.	635	510
Largan Precision Co. Ltd.	26	3,016
Lite-On Technology Corp.	522	734
Macronix International Co. Ltd. (a)	442	763
MediaTek Inc.	389	4,505
Mega Financial Holdings Co. Ltd.	2,790	2,412
Micro-Star International Co. Ltd.	194	662
Nan Ya Plastics Corp.	1,258	3,550
Nanya Technology Corp.	268	866
Nien Made Enterprise Co. Ltd.	46	445
Novatek Microelectronics Corp.	173	788
Pegatron Corp.	547	1,379
Phison Electronics Corp.	41	432
Pou Chen Corp.	621	829
Powertech Technology Inc.	207	653
President Chain Store Corp.	145	1,467
Quanta Computer Inc.	698	1,420
Realtek Semiconductor Corp.	138	599
Ruentex Development Co. Ltd. (a)	231	274
Ruentex Industries Ltd.	151	295
Shin Kong Financial Holding Co. Ltd.	2,199	845
Siliconware Precision Industries Co.	497	869
SinoPac Financial Holdings Co. Ltd.	2,579	914
Standard Foods Corp.	151	355
Synnex Technology International Corp.	347	523
TaiMed Biologics Inc. (a)	58	489
Taishin Financial Holding Co. Ltd.	2,623	1,294
Taiwan Business Bank	1,075	322
Taiwan Cement Corp.	942	1,186
Taiwan Cooperative Financial Holding	2,182	1,288
Taiwan High Speed Rail Corp.	432	332
Taiwan Mobile Co. Ltd.	442	1,655
Taiwan Semiconductor Manufacturing Co. Ltd.	6,461	54,884
Teco Electric and Machinery Co. Ltd.	457	379
Uni-President Enterprises Corp.	1,267	2,984
United Microelectronics Corp.	3,026	1,604
Vanguard International Semiconductor Corp.	225	494
Win Semiconductors Corp.	85	912
Winbond Electronics Corp.	711	486
Wistron Corp. (c)	652	566
WPG Holdings Co. Ltd.	484	630
Yageo Corp.	51	929
Yuanta Financial Holding Co. Ltd.	2,805	1,293
Zhen Ding Technology Holding Ltd.	125	302
		170,554
	Shares/Par[1]	Value ($)
Thailand 2.4%
Advanced Info Service PCL - NVDR	257	1,700
Advanced Info Service PCL	26	172
Airports of Thailand PCL	60	127
Airports of Thailand PCL - NVDR	1,083	2,295
Bangkok Bank PCL - NVDR	50	320
Bangkok Bank PCL	8	54
Bangkok Dusit Medical Services PCL - NVDR	1,049	792
Bangkok Expressway & Metro PCL - NVDR	1,682	389
Banpu PCL	70	44
Banpu PCL - NVDR	405	259
Berli Jucker PCL - NVDR	279	505
BTS Group Holdings PCL	251	67
BTS Group Holdings PCL - NVDR	1,140	303
Bumrungrad Hospital PCL - NVDR	66	440
Bumrungrad Hospital PCL	35	232
Central Pattana PCL	33	84
Central Pattana PCL - NVDR	300	756
Charoen Pokphand Foods PCL	56	45
Charoen Pokphand Foods PCL - NVDR (c)	777	631
CP ALL PCL - NVDR	1,250	3,506
CP ALL PCL	63	175
Delta Electronics Thailand PCL - NVDR	127	269
Electricity Generating PCL - NVDR	27	199
Energy Absolute PCL - NVDR	293	414
Energy Absolute PCL	158	224
Glow Energy PCL - NVDR	67	183
Glow Energy PCL	46	126
Home Product Center PCL - NVDR	767	343
Home Product Center PCL	336	150
Indorama Ventures PCL	26	48
Indorama Ventures PCL - NVDR	388	711
IRPC PCL	239	56
IRPC PCL - NVDR	2,641	616
Kasikornbank PCL	154	1,055
Kasikornbank PCL - NVDR	321	2,186
KCE Electronics PCL - NVDR	61	132
Krung Thai Bank PCL	155	95
Krung Thai Bank PCL - NVDR	786	480
Minor International PCL - NVDR	560	684
Minor International PCL	9	11
PTT Exploration & Production PCL - NVDR	342	1,269
PTT Exploration & Production PCL	40	147
PTT Global Chemical PCL - NVDR	585	1,781
PTT Global Chemical PCL	17	53
PTT PCL - NVDR	255	4,525
PTT Public Co. Ltd.	27	484
Robinson Public Co. - NVDR	104	209
Siam Cement PCL - NVDR	78	1,242
Siam Cement PCL	23	364
Siam Commercial Bank PCL	39	178
Siam Commercial Bank PCL - NVDR	456	2,104
Thai Oil PCL - NVDR	254	739
Thai Oil PCL	27	78
Thai Union Frozen Products PCL - NVDR	424	255
Thai Union Group PCL	203	122
TMB Bank PCL	161	13
TMB Bank PCL - NVDR	5,214	421
True Corp. PCL (a)	341	77
True Corp. PCL - NVDR	2,529	567
		35,506
Turkey 1.0%
Akbank T.A.S.	615	1,501
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50	342
Arcelik A/S	57	260
Aselsan Elektronik Sanayi Ve Ticaret A/S - Class B	50	389
BIM Birlesik Magazalar A/S	54	973
Coca-Cola Icecek A/S	20	181
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	442	286
Eregli Demir ve Celik Fabrikalari TAS	353	939
Ford Otomotiv Sanayi A/S	18	283
Haci Omer Sabanci Holding A/S	269	718
KOC Holding A/S	197	818
Petkim Petrokimya Holding AS	179	369

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
TAV Havalimanlari Holding A/S	40	238
Tofas Turk Otomobil Fabrikasi A/S	30	201
Tupras Turkiye Petrol Rafinerileri A/S	32	904
Turk Hava Yollari AO (a)	140	694
Turk Telekomunikasyon A/S (a)	112	191
Turkcell Iletisim Hizmet A/S	285	1,092
Turkiye Garanti Bankasi A/S	633	1,763
Turkiye Halk Bankasi A/S	153	354
Turkiye Is Bankasi - Class C	470	858
Turkiye Sise ve Cam Fabrikalari A/S	223	294
Turkiye Vakiflar Bankasi Tao	249	415
Ulker Biskuvi Sanayi A/S	35	196
Yapi ve Kredi Bankasi A/S (a)	210	239
		14,498
United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	518	930
Aldar Properties PJSC	731	424
DAMAC Properties Dubai Co. PJSC	449	365
DP World Ltd.	43	954
Dubai Investments PJSC	489	278
Dubai Islamic Bank PJSC	323	467
DXB Entertainments PJSC (a)	992	131
Emaar Malls Group PJSC	407	238
Emaar Properties PJSC	979	1,546
Emirates Telecommunications Group Co. PJSC	465	2,236
First Abu Dhabi Bank PJSC	350	1,116
		8,685
Total Common Stocks (cost $1,136,435)		1,398,001
PREFERRED STOCKS 4.0%
Brazil 2.7%
Banco Bradesco SA (e)	798	9,547
Braskem SA - Series A	47	679
Centrais Eletricas Brasileiras SA - Series B	67	487
Cia Brasileira de Distribuicao Grupo Pao de Acucar	40	812
Cia Energetica de Minas Gerais	208	537
Gerdau SA	266	1,254
Itau Unibanco Holding SA (e)	848	13,271
Itausa - Investimentos Itau SA	1,048	4,416
Lojas Americanas SA (e)	188	1,068
Petroleo Brasileiro SA (a) (e)	1,029	6,675
Telefonica Brasil SA	114	1,744
		40,490
Chile 0.1%
Embotelladora Andina SA - Series B	61	298
Sociedad Quimica y Minera de Chile SA - Series B	25	1,213
		1,511
Colombia 0.2%
Bancolombia SA	125	1,309
Grupo Aval Acciones y Valores	760	317
Grupo de Inversiones Suramericana SA	36	461
		2,087
Mexico 0.1%
Grupo Televisa SAB (e)	651	2,070
Russian Federation 0.1%
AK Transneft OAO	—	324
Surgutneftegas OAO	1,745	904
		1,228
	Shares/Par[1]	Value ($)
South Korea 0.8%
Amorepacific Corp.	2	341
Hyundai Motor Co.	6	489
Hyundai Motor Co.	11	948
LG Chem Ltd.	2	383
LG Household & Health Care Ltd.	1	346
Mirae Asset Daewoo Co. Ltd. (a)	18	75
Samsung Electronics Co. Ltd.	5	8,585
		11,167
Total Preferred Stocks (cost $45,871)		58,553
RIGHTS 0.0%
Philippines 0.0%
Metropolitan Bank & Trust Co. (a) (b)	41	8
South Korea 0.0%
Samsung Heavy Industries Co. Ltd. (a)	33	65
Total Rights (cost $0)		73
OTHER EQUITY INTERESTS 0.0%
Romania 0.0%
New Europe Property Investments Plc Escrow (a) (d) (f)	94	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.55% (g) (h)	17,613	17,613
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 1.69% (g) (h)	11,472	11,472
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (i) (j)	1,105	1,102
Total Short Term Investments (cost $30,187)		30,187
Total Investments 100.5% (cost $1,212,493)		1,486,814
Other Derivative Instruments 0.0%		514
Other Assets and Liabilities, Net (0.5)%		(7,265)
Total Net Assets 100.0%		1,480,063

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) All or portion of the security was on loan.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Convertible security.

(f) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Mini MSCI Emerging Markets Index	425	June 2018	25,815	514	(575)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital European 30 Fund
COMMON STOCKS 96.1%
Belgium 3.2%
Belgacom SA	480	14,911
France 7.4%
Compagnie Generale des Etablissements Michelin	107	15,901
Renault SA	156	18,933
		34,834
Germany 17.3%
Allianz SE	68	15,352
Bayerische Motoren Werke AG	151	16,434
Daimler AG	184	15,635
Hannover Rueck SE	124	16,973
Muenchener Rueckversicherungs AG	72	16,718
		81,112
Italy 9.8%
Enel SpA	2,530	15,526
Snam Rete Gas SpA	3,242	14,900
Terna Rete Elettrica Nazionale SpA	2,703	15,796
		46,222
Netherlands 3.5%
Randstad Holding NV (a)	247	16,311
Norway 7.6%
Marine Harvest ASA	938	18,913
Statoil ASA	711	16,789
		35,702
Spain 9.7%
Banco Bilbao Vizcaya Argentaria SA	1,836	14,571
Enagas SA	549	15,043
Endesa SA	724	15,991
		45,605
Sweden 2.9%
Nordea Bank AB	1,289	13,774
Switzerland 9.4%
Adecco Group AG	202	14,379
Novartis AG	188	15,170
Swisscom AG (a)	30	14,841
		44,390
	Shares/Par[1]	Value ($)
United Kingdom 25.3%
Aviva Plc	2,323	16,224
Barratt Developments Plc	1,812	13,553
BT Group Plc	4,392	14,036
Fiat Chrysler Automobiles NV (b)	787	16,034
Fresnillo Plc	844	14,987
Imperial Brands Plc	378	12,853
SSE Plc	909	16,289
Taylor Wimpey Plc	5,678	14,704
		118,680
Total Common Stocks (cost $447,903)		451,541
PREFERRED STOCKS 3.5%
Switzerland 3.5%
Lindt & Spruengli AG (c)	3	16,356
Total Preferred Stocks (cost $14,772)		16,356
SHORT TERM INVESTMENTS 4.5%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (d) (e)	192	192
Securities Lending Collateral 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (e)	20,568	20,568
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (f) (g)	75	75
Total Short Term Investments (cost $20,835)		20,835
Total Investments 104.1% (cost $483,510)		488,732
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (4.1)%		(19,047)
Total Net Assets 100.0%		469,691

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro STOXX 50	16	June 2018	EUR	521	4	6
FTSE 100 Index	3	June 2018	GBP	208	1	2
					5	8

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	CIT	06/20/18	EUR	167	207	(1)
EUR/USD	GSC	06/20/18	EUR	323	399	(2)
EUR/USD	GSC	06/20/18	EUR	265	328	—
EUR/USD	RBC	06/20/18	EUR	139	172	(1)
EUR/USD	UBS	06/20/18	EUR	255	316	(2)
GBP/USD	BOA	06/20/18	GBP	305	430	2
GBP/USD	RBC	06/20/18	GBP	70	98	(1)
USD/EUR	RBC	06/20/18	EUR	(371)	(459)	4
USD/EUR	SGA	06/20/18	EUR	(346)	(428)	1
USD/EUR	UBS	06/20/18	EUR	(139)	(171)	—
USD/GBP	BMO	06/20/18	GBP	(50)	(71)	—
USD/GBP	GSC	06/20/18	GBP	(80)	(112)	—
USD/GBP	SGA	06/20/18	GBP	(91)	(129)	—
USD/GBP	UBS	06/20/18	GBP	(29)	(41)	1
					539	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Industrials Sector Fund
COMMON STOCKS 99.3%
Industrials 99.3%
3M Co.	10	2,087
AAON Inc.	1	24
AAR Corp.	—	22
ABM Industries Inc.	1	34
ACCO Brands Corp.	2	21
Actuant Corp. - Class A	1	22
Acuity Brands Inc.	1	91
Advanced Disposal Services Inc. (a)	1	23
Advanced Drainage Systems Inc.	1	17
AECOM (a)	2	88
Aegion Corp. (a)	1	12
Aerojet Rocketdyne Holdings Inc. (a)	1	26
Aerovironment Inc. (a)	—	15
AGCO Corp.	1	65
Air Lease Corp. - Class A	2	68
Air Transport Services Group Inc. (a)	—	7
Aircastle Ltd.	1	17
Alamo Group Inc.	—	17
Albany International Corp. - Class A	1	37
Allegiant Travel Co.	—	11
Allegion Plc	2	131
Allison Transmission Holdings Inc.	2	78
Altra Holdings Inc.	—	21
Amerco Inc.	—	39
American Airlines Group Inc.	2	100
American Railcar Industries Inc. (b)	—	4
American Woodmark Corp. (a)	—	22
AMETEK Inc.	4	285
AO Smith Corp.	2	150
Apogee Enterprises Inc.	—	19
Applied Industrial Technologies Inc.	1	44
ArcBest Corp.	—	12
Arconic Inc.	7	154
Argan Inc.	—	9
Armstrong Flooring Inc. (a)	—	3
Armstrong World Industries Inc. (a)	1	35
Astec Industries Inc.	—	17
Astronics Corp. (a)	—	12
Atkore International Group Inc. (a)	1	11
Atlas Air Worldwide Holdings Inc. (a)	—	7
Avis Budget Group Inc. (a) (b)	1	56
Axon Enterprise Inc. (a) (b)	1	31
AZZ Inc.	—	18
Barnes Group Inc.	1	58
Beacon Roofing Supply Inc. (a)	1	57
BMC Stock Holdings Inc. (a)	1	18
Boeing Co.	9	2,885
Brady Corp. - Class A	1	28
Briggs & Stratton Corp.	1	15
Brink's Co.	1	54
Builders FirstSource Inc. (a)	2	36
BWX Technologies Inc.	1	85
C.H. Robinson Worldwide Inc.	2	209
CAI International Inc. (a)	—	6
Carlisle Cos. Inc.	1	103
Casella Waste Systems Inc. - Class A (a)	1	17
Caterpillar Inc.	10	1,401
CBIZ Inc. (a)	1	17
Chart Industries Inc. (a)	—	27
Chicago Bridge & Iron Co. NV	2	22
Cimpress NV (a)	—	62
Cintas Corp.	1	254
CIRCOR International Inc.	—	13
Clean Harbors Inc. (a)	1	41
Colfax Corp. (a)	1	47
Columbus Mckinnon Corp.	—	12
Comfort Systems USA Inc.	1	25
Continental Building Products Inc. (a)	1	17
Copart Inc. (a)	3	172
CoStar Group Inc. (a)	1	212
Covanta Holding Corp.	2	28
	Shares/Par[1]	Value ($)
Covenant Transportation Group Inc. - Class A (a)	—	5
Crane Co.	1	79
CSW Industrials Inc. (a)	—	12
CSX Corp.	14	754
Cubic Corp.	—	24
Cummins Inc.	3	409
Curtiss-Wright Corp.	1	85
Daseke Inc. (a)	1	5
Deere & Co.	4	683
Delta Air Lines Inc.	3	158
Deluxe Corp.	1	57
Donaldson Co. Inc.	2	89
Douglas Dynamics Inc.	—	15
Dover Corp.	2	244
Dun & Bradstreet Corp.	1	72
DXP Enterprises Inc. (a)	—	11
Dycom Industries Inc. (a)	1	55
Eaton Corp. Plc	7	569
Echo Global Logistics Inc. (a)	—	12
EMCOR Group Inc.	1	75
Emerson Electric Co.	10	702
Encore Wire Corp.	—	19
Energy Recovery Inc. (a) (b)	1	5
EnerSys Inc.	1	45
Engility Holdings Inc. (a)	—	6
Ennis Inc.	—	9
EnPro Industries Inc.	—	27
Equifax Inc.	2	226
ESCO Technologies Inc.	—	23
Essendant Inc.	1	4
Esterline Technologies Corp. (a)	—	30
Expeditors International of Washington Inc.	3	179
Exponent Inc.	—	37
Fastenal Co.	5	250
Federal Signal Corp.	1	22
FedEx Corp.	4	978
Flowserve Corp.	2	88
Fluor Corp.	2	127
Forrester Research Inc.	—	7
Fortive Corp.	5	395
Fortune Brands Home & Security Inc.	2	142
Forward Air Corp.	—	23
Foundation Building Materials Inc. (a)	—	4
Franklin Electric Co. Inc.	1	24
FTI Consulting Inc. (a)	1	30
Gardner Denver Holdings Inc. (a)	1	38
GATX Corp.	1	40
Generac Holdings Inc. (a)	1	46
General Cable Corp.	1	24
General Dynamics Corp.	4	868
General Electric Co.	138	1,859
Genesee & Wyoming Inc. - Class A (a)	1	68
Gibraltar Industries Inc. (a)	—	15
Global Brass & Copper Holdings Inc.	—	12
GMS Inc. (a)	1	16
Gorman-Rupp Co.	—	7
GP Strategies Corp. (a)	—	4
Graco Inc.	3	125
Granite Construction Inc.	1	35
Great Lakes Dredge & Dock Corp. (a)	1	3
Greenbrier Cos. Inc. (b)	—	22
Griffon Corp.	1	14
H&E Equipment Services Inc.	1	21
Harris Corp.	2	297
Harsco Corp. (a)	1	27
Hawaiian Holdings Inc.	—	7
HD Supply Holdings Inc. (a)	3	107
Healthcare Services Group Inc.	1	52
Heartland Express Inc.	1	11
HEICO Corp.	1	44
HEICO Corp. - Class A	1	65
Heidrick & Struggles International Inc.	—	10
Herc Holdings Inc. (a)	—	21
Herman Miller Inc.	1	30
Hertz Global Holdings Inc. (a) (b)	1	15

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Hexcel Corp.	1	87
Hillenbrand Inc.	1	46
HNI Corp.	1	23
Honeywell International Inc.	12	1,672
HUB Group Inc. - Class A (a)	1	22
Hubbell Inc.	1	104
Huntington Ingalls Industries Inc.	1	180
Huron Consulting Group Inc. (a)	—	13
Hyster-Yale Materials Handling Inc. - Class A	—	9
ICF International Inc.	—	19
IDEX Corp.	1	180
IHS Markit Ltd. (a)	6	311
Illinois Tool Works Inc.	5	777
Ingersoll-Rand Plc	4	344
InnerWorkings Inc. (a)	1	6
Insperity Inc.	1	43
Insteel Industries Inc.	—	6
Interface Inc.	1	23
ITT Inc.	1	73
Jacobs Engineering Group Inc.	2	117
JB Hunt Transport Services Inc.	1	162
JELD-WEN Holding Inc. (a)	1	38
John Bean Technologies Corp.	1	59
Johnson Controls International Plc	15	520
Kadant Inc.	—	18
Kaman Corp.	1	35
Kansas City Southern	2	181
KAR Auction Services Inc.	2	122
KBR Inc.	2	34
Kelly Services Inc. - Class A	1	16
Kennametal Inc.	1	52
Keyw Holding Corp. (a)	—	4
Kforce Inc.	—	10
Kimball International Inc. - Class B	1	10
Kirby Corp. (a)	—	17
KLX Inc. (a)	1	56
Knight-Swift Transportation Holdings Inc. - Class A	2	98
Knoll Inc.	1	16
Korn/Ferry International	1	45
Kratos Defense & Security Solutions Inc. (a)	1	13
L3 Technologies Inc.	1	250
Landstar System Inc.	1	72
Lennox International Inc.	1	126
Lincoln Electric Holdings Inc.	1	84
Lindsay Corp.	—	14
Lockheed Martin Corp.	4	1,352
LSC Communications Inc.	1	9
Lydall Inc. (a)	—	12
Macquarie Infrastructure Co. LLC	1	47
Manitowoc Co. Inc. (a)	—	14
Manpower Inc.	1	123
Marten Transport Ltd.	1	14
Masco Corp.	5	206
Masonite International Corp. (a)	—	27
MasTec Inc. (a)	1	50
Matson Inc.	—	6
Matthews International Corp. - Class A	1	26
McGrath RentCorp	—	23
Mercury Systems Inc. (a)	1	34
Meritor Inc. (a)	1	28
Middleby Corp. (a)	1	107
Milacron Holdings Corp. (a)	1	23
Mistras Group Inc. (a)	—	4
Mobile Mini Inc.	1	32
Moog Inc. - Class A (a)	—	39
MRC Global Inc. (a)	2	25
MSA Safety Inc.	1	45
MSC Industrial Direct Co. - Class A	1	63
Mueller Industries Inc.	1	23
Mueller Water Products Inc. - Class A	2	27
Multi-Color Corp.	—	14
MYR Group Inc. (a)	—	6
National Presto Industries Inc. (b)	—	4
Navigant Consulting Inc. (a)	1	13
Navistar International Corp. (a)	1	26
	Shares/Par[1]	Value ($)
NCI Building Systems Inc. (a)	1	13
Nexeo Solutions Inc. (a)	1	6
Nielsen Holdings Plc	6	180
NN Inc.	—	10
Nordson Corp.	1	112
Norfolk Southern Corp.	5	622
Northrop Grumman Systems Corp.	3	893
NOW Inc. (a) (b)	2	17
NV5 Holdings Inc. (a)	—	6
Old Dominion Freight Line Inc.	1	146
Omega Flex Inc.	—	5
On Assignment Inc. (a)	1	66
Orbital ATK Inc.	1	117
Oshkosh Corp.	1	93
Owens Corning Inc.	2	145
PACCAR Inc.	6	374
Parker Hannifin Corp.	2	371
Park-Ohio Holdings Corp.	—	4
Patrick Industries Inc. (a)	—	26
Pentair Plc	3	191
PGT Innovations Inc. (a)	1	17
Pitney Bowes Inc.	3	32
Plug Power Inc. (a) (b)	5	9
Ply Gem Holdings Inc. (a)	—	9
Powell Industries Inc.	—	7
Primoris Services Corp.	1	16
Proto Labs Inc. (a)	—	49
Quad/Graphics Inc. - Class A	—	12
Quanex Building Products Corp.	—	7
Quanta Services Inc. (a)	2	83
Raven Industries Inc.	1	20
Raytheon Co.	4	966
RBC Bearings Inc. (a)	—	47
Regal-Beloit Corp.	1	52
Republic Services Inc.	4	255
Resources Connection Inc.	—	6
REV Group Inc.	—	9
Rexnord Corp. (a)	2	48
Roadrunner Transportation Systems Inc. (a)	1	3
Robert Half International Inc.	2	117
Rockwell Automation Inc.	2	358
Rockwell Collins Inc.	3	340
Rollins Inc.	2	87
Roper Industries Inc.	2	465
RPX Corp.	1	7
RR Donnelley & Sons Co.	1	10
Rush Enterprises Inc. - Class A (a)	—	18
Rush Enterprises Inc. - Class B (a)	—	7
Ryder System Inc.	1	61
Saia Inc. (a)	—	32
Sensata Technologies Holding Plc (a)	3	139
Simpson Manufacturing Co. Inc.	1	37
SiteOne Landscape Supply Inc. (a)	1	49
SkyWest Inc.	—	14
Snap-On Inc.	1	134
Southwest Airlines Co.	2	137
SP Plus Corp. (a)	—	12
Spartan Motors Inc.	1	11
Spirit Aerosystems Holdings Inc. - Class A	2	149
Spirit Airlines Inc. (a)	—	10
SPX Corp. (a)	1	21
SPX Flow Technology USA Inc. (a)	1	34
Standex International Corp.	—	17
Stanley Black & Decker Inc.	2	381
Steelcase Inc. - Class A	1	18
Stericycle Inc. (a)	1	78
Sun Hydraulics Corp.	—	23
Sunrun Inc. (a) (b)	1	10
Team Inc. (a) (b)	—	5
Teledyne Technologies Inc. (a)	1	95
Tennant Co.	—	18
Terex Corp.	1	48
Tetra Tech Inc.	1	44
Textron Inc.	4	240
Thermon Group Holdings Inc. (a)	1	12

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Timken Co.	1	50
Titan International Inc.	1	9
Titan Machinery Inc. (a)	—	6
Toro Co.	2	107
TransDigm Group Inc.	1	247
TransUnion LLC (a)	3	171
Trex Co. Inc. (a)	—	51
TriMas Corp. (a)	1	18
TriNet Group Inc. (a)	1	32
Trinity Industries Inc.	2	71
Triton International Ltd. - Class A	1	30
Triumph Group Inc.	1	19
TrueBlue Inc. (a)	1	18
Tutor Perini Corp. (a)	1	13
UniFirst Corp.	—	43
Union Pacific Corp.	13	1,689
United Continental Holdings Inc. (a)	1	83
United Parcel Service Inc. - Class B	11	1,146
United Rentals Inc. (a)	1	234
United Technologies Corp.	12	1,480
Univar Inc. (a)	2	49
Universal Forest Products Inc.	1	32
Universal Logistics Holdings Inc.	—	6
US Ecology Inc.	—	18
USG Corp. (a)	1	59
Valmont Industries Inc.	—	51
Verisk Analytics Inc. (a)	3	265
Veritiv Corp. (a)	—	6
Viad Corp.	—	17
Vicor Corp. (a)	—	9
VSE Corp.	—	6
Wabash National Corp.	1	18
WABCO Holdings Inc. (a)	1	108
Wabtec Corp. (b)	1	109
WageWorks Inc. (a)	1	28
Waste Connections Inc.	4	308
Waste Management Inc.	7	590
Watsco Inc.	—	89
Watts Water Technologies Inc. - Class A	—	31
Welbilt Inc. (a)	2	41
Werner Enterprises Inc.	1	27
Wesco Aircraft Holdings Inc. (a)	1	7
WESCO International Inc. (a)	1	46
Woodward Governor Co.	1	75
WW Grainger Inc.	1	242
XPO Logistics Inc. (a)	2	196
Xylem Inc.	3	225
YRC Worldwide Inc. (a)	1	5
Total Common Stocks (cost $46,457)		45,592
INVESTMENT COMPANIES 0.7%
Vanguard Industrials ETF (b)	2	308
Total Investment Companies (cost $317)		308
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	491	491
Securities Lending Collateral 1.1%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	528	528
Total Short Term Investments (cost $1,019)		1,019
Total Investments 102.2% (cost $47,793)		46,919
Other Assets and Liabilities, Net (2.2)%		(1,001)
Total Net Assets 100.0%		45,918

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Materials Sector Fund
COMMON STOCKS 100.0%
Materials 100.0%
A. Schulman Inc.	3	141
AdvanSix Inc. (a)	3	118
AgroFresh Solutions Inc. (a)	3	20
Air Products & Chemicals Inc.	23	3,721
AK Steel Holding Corp. (a) (b)	34	152
Albemarle Corp.	12	1,100
Alcoa Corp. (a)	20	891
Allegheny Technologies Inc. (a) (b)	13	312
American Vanguard Corp.	3	57
AptarGroup Inc.	7	607
Ashland Global Holdings Inc.	7	457
Avery Dennison Corp.	9	1,009
Axalta Coating Systems Ltd. (a)	24	711
Balchem Corp.	3	273
Ball Corp.	36	1,424
Bemis Co. Inc.	10	414
Berry Global Group Inc. (a)	14	769
Boise Cascade Co.	4	163
Cabot Corp.	7	363
Carpenter Technology Corp.	5	214
Celanese Corp. - Class A	15	1,465
Century Aluminum Co. (a)	5	90
CF Industries Holdings Inc.	25	945
Chase Corp.	1	98
Chemours Co.	20	967
Clearwater Paper Corp. (a)	2	66
Cleveland-Cliffs Inc. (a) (b)	30	208
Coeur d'Alene Mines Corp. (a)	20	157
Commercial Metals Co.	12	254
Compass Minerals International Inc. (b)	3	211
Crown Holdings Inc. (a)	15	737
Domtar Corp.	7	277
DowDuPont Inc.	250	15,958
Eagle Materials Inc.	5	539
Eastman Chemical Co.	15	1,632
Ecolab Inc.	28	3,825
Ferro Corp. (a)	8	197
FMC Corp.	14	1,103
Freeport-McMoRan Inc. - Class B (a)	147	2,589
FutureFuel Corp.	3	34
GCP Applied Technologies Inc. (a)	7	216
Graphic Packaging Holding Co.	33	513
Greif Inc. - Class A	3	148
Greif Inc. - Class B (b)	—	28
Hawkins Inc.	1	37
Haynes International Inc.	1	50
HB Fuller Co.	5	262
Hecla Mining Co.	43	160
Huntsman Corp.	22	642
Ingevity Corp. (a)	5	336
Innophos Holdings Inc.	2	75
Innospec Inc.	3	181
International Flavors & Fragrances Inc.	8	1,161
International Paper Co.	42	2,247
Kaiser Aluminum Corp.	2	182
KapStone Paper and Packaging Corp.	9	321
KMG Chemicals Inc.	1	76
Koppers Holdings Inc. (a)	2	91
Kraton Corp. (a)	3	163
Kronos Worldwide Inc.	2	55
Louisiana-Pacific Corp.	15	444
LyondellBasell Industries NV - Class A	36	3,800
Martin Marietta Materials Inc.	7	1,398
Materion Corp.	2	114
McEwen Mining Inc. (b)	27	55
Mercer International Inc.	5	57
Minerals Technologies Inc.	4	245
Monsanto Co.	47	5,499
Mosaic Co.	36	870
Myers Industries Inc.	3	54
Neenah Inc.	2	135
	Shares/Par[1]	Value ($)
NewMarket Corp.	1	406
Newmont Mining Corp.	57	2,234
Nucor Corp.	34	2,085
Olin Corp.	18	544
Omnova Solutions Inc. (a)	5	50
Owens-Illinois Inc. (a)	16	351
P.H. Glatfelter Co.	4	91
Packaging Corp. of America	10	1,142
Platform Specialty Products Corp. (a)	24	229
PolyOne Corp.	9	364
PPG Industries Inc.	27	3,051
Praxair Inc.	31	4,422
Quaker Chemical Corp.	1	210
Rayonier Advanced Materials Inc.	5	112
Reliance Steel & Aluminum Co.	8	673
Resolute Forest Products Inc. (a)	6	49
Royal Gold Inc.	7	605
RPM International Inc.	14	685
Ryerson Holding Corp. (a) (b)	2	16
Schnitzer Steel Industries Inc. - Class A	3	97
Schweitzer-Mauduit International Inc.	3	127
Scotts Miracle-Gro Co. - Class A	5	394
Sealed Air Corp.	20	837
Sensient Technologies Corp.	5	335
Sherwin-Williams Co.	9	3,532
Silgan Holdings Inc.	8	224
Sonoco Products Co.	11	520
Steel Dynamics Inc.	26	1,129
Stepan Co.	2	185
Summit Materials Inc. - Class A (a)	12	354
SunCoke Energy Inc. (a)	6	62
TimkenSteel Corp. (a) (b)	4	60
Tredegar Corp.	3	47
Trinseo SA	5	339
Tronox Ltd. - Class A	9	173
United States Lime & Minerals Inc.	—	19
United States Steel Corp.	19	662
US Concrete Inc. (a) (b)	2	102
Valvoline Inc.	22	484
Venator Materials Plc (a)	6	107
Vulcan Materials Co.	14	1,620
Warrior Met Coal Inc. (b)	4	108
WestRock Co.	27	1,748
Worthington Industries Inc.	5	218
WR Grace & Co.	7	438
Total Common Stocks (cost $101,804)		95,123
INVESTMENT COMPANIES 0.0%
Vanguard Materials ETF	—	34
Total Investment Companies (cost $34)		34
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	825	825
Total Short Term Investments (cost $825)		825
Total Investments 100.9% (cost $102,663)		95,982
Other Assets and Liabilities, Net (0.9)%		(862)
Total Net Assets 100.0%		95,120

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Pacific Rim 30 Fund
COMMON STOCKS 98.0%
Australia 30.5%
AGL Energy Ltd.	539	9,069
Amcor Ltd.	857	9,406
Fortescue Metals Group Ltd.	2,533	8,528
GPT Group	2,504	9,192
Newcrest Mining Ltd.	568	8,572
QBE Insurance Group Ltd.	1,224	9,123
Sonic Health Care Ltd.	572	10,112
Stockland	2,970	9,227
Telstra Corp. Ltd.	3,559	8,620
Wesfarmers Ltd.	296	9,489
		91,338
Hong Kong 6.7%
CK Hutchison Holdings Ltd.	812	9,780
CLP Holdings Ltd.	1,017	10,385
		20,165
Japan 51.4%
Aozora Bank Ltd.	260	10,455
Central Japan Railway Co.	56	10,686
Daicel Corp.	886	9,756
Nissan Motor Co. Ltd. (a)	1,024	10,616
Nomura Holdings Inc.	1,693	9,888
Nomura Real Estate Holdings Inc.	446	10,473
ORIX Corp.	587	10,576
Sekisui House Ltd.	562	10,315
Shimamura Co. Ltd.	95	11,760
Sompo Holdings Inc.	259	10,457
Sumitomo Electric Industries Ltd.	601	9,192
Tohoku Electric Power Co. Inc. (a)	795	10,803
Tosoh Corp.	440	8,724
Toyota Motor Corp.	157	10,196
West Japan Railway Co.	138	9,818
		153,715
	Shares/Par[1]	Value ($)
New Zealand 3.2%
Spark New Zealand Ltd.	3,945	9,567
Singapore 6.2%
Ascendas REIT	4,902	9,868
Jardine Cycle & Carriage Ltd.	332	8,781
		18,649
Total Common Stocks (cost $308,044)		293,434
INVESTMENT COMPANIES 0.3%
United States of America 0.3%
Vanguard MSCI Pacific ETF	11	778
Total Investment Companies (cost $780)		778
SHORT TERM INVESTMENTS 4.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (b) (c)	1,073	1,073
Securities Lending Collateral 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (c)	11,930	11,930
Treasury Securities 0.1%
U.S. Treasury Bill
1.47%, 06/07/18 (d) (e)	175	175
Total Short Term Investments (cost $13,178)		13,178
Total Investments 102.7% (cost $322,002)		307,390
Other Derivative Instruments (0.0)%		(14)
Other Assets and Liabilities, Net (2.7)%		(8,042)
Total Net Assets 100.0%		299,334

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	15	June 2018	AUD	2,213	(9)	(48)
Tokyo Price Index	19	June 2018	JPY	323,038	10	11
					1	(37)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	06/20/18	AUD	1,163	893	(22)
AUD/USD	GSC	06/20/18	AUD	48	37	—
JPY/USD	BCL	06/20/18	JPY	61,382	580	(2)
JPY/USD	BMO	06/20/18	JPY	10,519	99	(1)
JPY/USD	HSB	06/20/18	JPY	68,747	649	(2)
JPY/USD	UBS	06/20/18	JPY	74,476	704	(2)
USD/AUD	BMO	06/20/18	AUD	(632)	(485)	9
USD/AUD	CIT	06/20/18	AUD	(27)	(20)	—
USD/JPY	GSC	06/20/18	JPY	(115,937)	(1,095)	5
					1,362	(15)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Real Estate Sector Fund
COMMON STOCKS 99.6%
Real Estate 99.6%
Acadia Realty Trust	13	322
Agree Realty Corp.	5	235
Alexander & Baldwin Inc.	11	246
Alexander's Inc.	—	127
Alexandria Real Estate Equities Inc.	18	2,202
Altisource Portfolio Solutions SA (a) (b)	2	50
American Assets Trust Inc.	4	119
American Campus Communities Inc.	19	721
American Homes For Rent - Class A	40	799
American Tower Corp.	66	9,603
Apartment Investment & Management Co. - Class A	28	1,137
Apple Hospitality REIT Inc.	33	576
Armada Hoffler Properties Inc.	13	174
Ashford Hospitality Prime Inc.	9	84
Ashford Hospitality Trust Inc.	21	137
AvalonBay Communities Inc.	22	3,629
Boston Properties Inc.	25	3,143
Brandywine Realty Trust	26	409
Brixmor Property Group Inc.	45	679
Camden Property Trust	18	1,541
CareTrust REIT Inc.	14	182
CatchMark Timber Trust Inc. - Class A	1	15
CBL & Associates Properties Inc. (b)	31	130
CBRE Group Inc. - Class A (a)	50	2,365
Cedar Realty Trust Inc.	23	89
Chatham Lodging Trust	8	145
Chesapeake Lodging Trust	9	237
Colony NorthStar Inc. - Class A (b)	104	586
Columbia Property Trust Inc.	18	369
Community Healthcare Trust Inc.	1	15
CoreCivic Inc.	3	68
Coresite Realty Corp.	2	243
Corporate Office Properties Trust	16	401
Cousins Properties Inc.	63	550
Crown Castle International Corp.	58	6,386
CubeSmart	12	351
CyrusOne Inc.	7	339
DCT Industrial Trust Inc.	17	951
DDR Corp.	50	367
DiamondRock Hospitality Co.	30	310
Digital Realty Trust Inc.	27	2,892
Douglas Emmett Inc.	27	999
Duke Realty Corp.	57	1,517
Easterly Government Properties Inc.	7	137
EastGroup Properties Inc.	9	707
Education Realty Trust Inc.	12	379
Empire State Realty Trust Inc. - Class A	20	331
EPR Properties	6	309
Equinix Inc.	11	4,523
Equity Commonwealth (a)	17	517
Equity Lifestyle Properties Inc.	17	1,534
Equity Residential Properties Inc.	55	3,410
Essex Property Trust Inc.	11	2,621
Extra Space Storage Inc.	14	1,238
Federal Realty Investment Trust	12	1,447
First Industrial Realty Trust Inc.	19	546
Five Point Holdings LLC - Class A (a)	2	34
Forest City Realty Trust Inc. - Class A	32	648
Forestar Group Inc. (a) (b)	2	32
Four Corners Property Trust Inc.	1	15
Franklin Street Properties Corp.	19	161
Front Yard Residential Corp.	12	117
Gaming and Leisure Properties Inc.	21	701
Geo Group Inc.	4	90
Getty Realty Corp.	6	153
GGP Inc.	89	1,817
Gladstone Commercial Corp.	3	49
Global Net Lease Inc. (b)	12	199
Government Properties Income Trust	17	233
Gramercy Property Trust	26	559
HCP Inc.	63	1,474
	Shares/Par[1]	Value ($)
Healthcare Realty Trust Inc. (b)	20	543
Healthcare Trust of America Inc. - Class A	26	695
Hersha Hospitality Trust	7	119
HFF Inc. - Class A	9	455
Highwoods Properties Inc.	16	694
Hospitality Properties Trust	27	677
Host Hotels & Resorts Inc.	107	1,997
Howard Hughes Corp. (a)	6	773
Hudson Pacific Properties Inc.	25	800
Independence Realty Trust Inc.	16	151
InfraREIT Inc.	1	13
Investors Real Estate Trust	25	132
Invitation Homes Inc.	51	1,170
Iron Mountain Inc.	28	932
iStar Inc. (a) (b)	11	110
JBG Smith Properties	15	491
Jones Lang LaSalle Inc.	6	1,107
Kennedy-Wilson Holdings Inc.	17	297
Kilroy Realty Corp.	15	1,041
Kimco Realty Corp.	64	920
Kite Realty Group Trust	14	215
Lamar Advertising Co. - Class A	7	432
LaSalle Hotel Properties	19	552
Lexington Realty Trust	36	282
Liberty Property Trust	24	965
Life Storage Inc.	2	205
LTC Properties Inc.	6	242
Macerich Co.	18	1,032
Mack-Cali Realty Corp.	14	232
Marcus & Millichap Inc. (a)	4	143
Medical Properties Trust Inc.	56	735
MGM Growth Properties LLC - Class A	12	321
Mid-America Apartment Communities Inc.	18	1,659
Monmouth Real Estate Investment Corp. - Class A	12	184
National Health Investors Inc.	7	489
National Retail Properties Inc.	24	949
National Storage Affiliates Trust	1	15
New Senior Investment Group Inc.	17	139
New York REIT Inc. (a) (b)	3	68
Nexpoint Residential Trust Inc.	5	116
NorthStar Realty Europe Corp.	11	144
Omega Healthcare Investors Inc. (b)	30	803
One Liberty Properties Inc.	4	95
Outfront Media Inc.	5	102
Paramount Group Inc.	28	405
Park Hotels & Resorts Inc.	30	808
Pebblebrook Hotel Trust	11	365
Pennsylvania REIT (b)	15	141
Physicians Realty Trust	28	439
Piedmont Office Realty Trust Inc. - Class A	21	362
PotlatchDeltic Corp.	—	16
Preferred Apartment Communities Inc.	1	10
ProLogis Inc.	80	5,047
PS Business Parks Inc.	6	623
Public Storage	21	4,265
QTS Realty Trust Inc. - Class A	—	17
Quality Care Properties Inc. (a)	16	320
Ramco-Gershenson Properties Trust	15	187
Rayonier Inc.	6	226
RE/MAX Holdings Inc. - Class A	2	116
Realogy Holdings Corp.	18	495
Realty Income Corp.	41	2,107
Regency Centers Corp.	17	986
Retail Opportunity Investments Corp.	17	295
Retail Properties of America Inc. - Class A	35	405
Rexford Industrial Realty Inc.	10	280
RLJ Lodging Trust	26	502
RMR Group Inc. - Class A	2	116
Ryman Hospitality Properties	10	782
Sabra Healthcare REIT Inc.	31	541
Saul Centers Inc.	2	95
SBA Communications Corp. (a)	20	3,423
Select Income REIT	11	223
Senior Housing Properties Trust	34	538
Seritage Growth Properties - Class A (b)	5	164

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Simon Property Group Inc.	49	7,563
SL Green Realty Corp.	14	1,358
Spirit Realty Capital Inc.	72	555
St. Joe Co. (a)	10	192
STAG Industrial Inc.	14	336
STORE Capital Corp.	29	726
Summit Hotel Properties Inc.	18	244
Sun Communities Inc.	15	1,376
Sunstone Hotel Investors Inc.	33	499
Tanger Factory Outlet Centers Inc. (b)	16	357
Taubman Centers Inc.	10	579
Tejon Ranch Co. (a)	2	54
Terreno Realty Corp	10	329
Tier REIT Inc.	9	169
UDR Inc.	48	1,701
UMH Properties Inc.	7	96
Uniti Group Inc. (b)	21	345
Universal Health Realty Income Trust	3	165
Urban Edge Properties	21	458
Urstadt Biddle Properties Inc. - Class A	7	132
Ventas Inc.	62	3,080
Vereit Inc.	137	956
Vornado Realty Trust	27	1,811
Washington Prime Group Inc. (b)	33	223
Washington REIT	12	333
Weingarten Realty Investors	18	500
Welltower Inc.	56	3,071
Weyerhaeuser Co.	105	3,661
Whitestone REIT	1	14
WP Carey Inc.	21	1,330
Xenia Hotels & Resorts Inc.	17	344
Total Common Stocks (cost $158,152)		149,513
INVESTMENT COMPANIES 0.1%
Fidelity MSCI Real Estate Index ETF	3	68
Total Investment Companies (cost $66)		68
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 1.6%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	2,385	2,385
Total Short Term Investments (cost $2,385)		2,385
Total Investments 101.3% (cost $160,603)		151,966
Other Assets and Liabilities, Net (1.3)%		(1,881)
Total Net Assets 100.0%		150,085

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 500 Index Fund
COMMON STOCKS 98.9%
Consumer Discretionary 12.5%
Advance Auto Parts Inc.	26	3,143
Amazon.com Inc. (a)	137	198,743
Aptiv Plc	91	7,736
AutoZone Inc. (a)	10	6,234
Best Buy Co. Inc. (b)	90	6,327
Booking Holdings Inc. (a)	17	34,647
BorgWarner Inc.	65	3,256
Carmax Inc. (a) (b)	61	3,800
Carnival Plc	141	9,258
CBS Corp. - Class B	118	6,077
Charter Communications Inc. - Class A (a)	64	19,826
Chipotle Mexican Grill Inc. (a)	9	2,770
Comcast Corp. - Class A	1,591	54,352
D.R. Horton Inc.	121	5,306
Darden Restaurants Inc.	41	3,469
Discovery Communications Inc. - Class A (a) (b)	55	1,186
Discovery Communications Inc. - Class C (a)	105	2,047
DISH Network Corp. - Class A (a)	76	2,874
Dollar General Corp.	89	8,305
Dollar Tree Inc. (a)	80	7,565
Expedia Inc.	41	4,494
Foot Locker Inc.	43	1,967
Ford Motor Co. (b)	1,321	14,639
Gap Inc.	75	2,328
Garmin Ltd.	42	2,496
General Motors Co.	436	15,855
Genuine Parts Co.	50	4,455
Goodyear Tire & Rubber Co.	82	2,178
H&R Block Inc. (b)	70	1,787
HanesBrands Inc. (b)	123	2,263
Harley-Davidson Inc. (b)	58	2,472
Hasbro Inc.	37	3,141
Hilton Worldwide Holdings Inc.	70	5,481
Home Depot Inc.	398	70,984
Interpublic Group of Cos. Inc. (b)	128	2,958
Kohl's Corp. (b)	57	3,719
Leggett & Platt Inc.	49	2,164
Lennar Corp. - Class A	93	5,460
Limited Brands Inc. (b)	84	3,215
LKQ Corp. (a)	111	4,221
Lowe's Cos. Inc.	287	25,186
Macy's Inc. (b)	99	2,947
Marriott International Inc. - Class A	103	13,977
Mattel Inc. (b)	111	1,466
McDonald's Corp.	272	42,526
MGM Resorts International	175	6,141
Michael Kors Holdings Ltd. (a)	52	3,216
Mohawk Industries Inc. (a)	21	4,997
Netflix Inc. (a)	148	43,802
Newell Brands Inc.	163	4,155
News Corp. - Class A	138	2,187
News Corp. - Class B	38	608
Nike Inc. - Class B	444	29,488
Nordstrom Inc. (b)	36	1,749
Norwegian Cruise Line Holdings Ltd. (a)	70	3,718
Omnicom Group Inc. (b)	79	5,753
O'Reilly Automotive Inc. (a)	29	7,191
Pulte Homes Inc. (b)	92	2,714
PVH Corp.	26	3,889
Ralph Lauren Corp. - Class A	21	2,390
Ross Stores Inc.	133	10,383
Royal Caribbean Cruises Ltd.	57	6,722
Starbucks Corp.	485	28,102
Tapestry Inc.	95	5,023
Target Corp. (b)	188	13,051
Tiffany & Co.	36	3,470
Time Warner Inc.	265	25,103
TJX Cos. Inc.	216	17,645
Tractor Supply Co.	42	2,675
TripAdvisor Inc. (a)	42	1,736
Twenty-First Century Fox Inc. - Class A	356	13,060
	Shares/Par[1]	Value ($)
Twenty-First Century Fox Inc. - Class B	151	5,475
Ulta Beauty Inc. (a)	20	4,032
Under Armour Inc. - Class A (a) (b)	65	1,063
Under Armour Inc. - Class C (a) (b)	65	939
VF Corp.	112	8,287
Viacom Inc. - Class B	116	3,615
Walt Disney Co.	515	51,756
Whirlpool Corp.	25	3,805
Wyndham Worldwide Corp.	34	3,919
Wynn Resorts Ltd.	27	4,973
Yum! Brands Inc.	117	9,955
		976,087
Consumer Staples 7.6%
Altria Group Inc.	652	40,626
Archer-Daniels-Midland Co.	193	8,368
Brown-Forman Corp. - Class B (b)	89	4,850
Campbell Soup Co. (b)	71	3,058
Church & Dwight Co. Inc.	85	4,281
Clorox Co.	43	5,764
Coca-Cola Co.	1,309	56,862
Colgate-Palmolive Co.	299	21,429
ConAgra Brands Inc.	140	5,146
Constellation Brands Inc. - Class A	58	13,311
Costco Wholesale Corp.	150	28,275
Coty Inc. - Class A (b)	172	3,153
CVS Health Corp.	347	21,607
Dr. Pepper Snapple Group Inc.	62	7,315
Estee Lauder Cos. Inc. - Class A	75	11,240
General Mills Inc. (b)	196	8,838
Hershey Co.	47	4,663
Hormel Foods Corp. (b)	98	3,356
JM Smucker Co.	39	4,829
Kellogg Co. (b)	85	5,547
Kimberly-Clark Corp. (b)	120	13,259
Kraft Heinz Foods Co.	202	12,578
Kroger Co. (b)	312	7,472
McCormick & Co. Inc. (b)	41	4,339
Molson Coors Brewing Co. - Class B	63	4,738
Mondelez International Inc. - Class A	510	21,274
Monster Beverage Corp. (a)	141	8,048
PepsiCo Inc.	485	52,966
Philip Morris International Inc.	531	52,761
Procter & Gamble Co.	862	68,338
Sysco Corp.	168	10,065
Tyson Foods Inc. - Class A	101	7,421
Walgreens Boots Alliance Inc.	295	19,317
Walmart Inc.	497	44,256
		589,350
Energy 5.7%
Anadarko Petroleum Corp.	189	11,419
Andeavor Corp. (b)	51	5,145
Apache Corp. (b)	128	4,934
Baker Hughes a GE Co. LLC - Class A	144	3,993
Cabot Oil & Gas Corp.	158	3,781
Chevron Corp.	653	74,446
Cimarex Energy Co.	31	2,921
Concho Resources Inc. (a)	50	7,521
ConocoPhillips Co.	402	23,820
Devon Energy Corp.	177	5,634
EOG Resources Inc.	198	20,814
EQT Corp.	81	3,872
Exxon Mobil Corp.	1,448	108,050
Halliburton Co.	293	13,773
Helmerich & Payne Inc. (b)	39	2,578
Hess Corp. (b)	96	4,862
Kinder Morgan Inc.	650	9,785
Marathon Oil Corp.	304	4,910
Marathon Petroleum Corp.	162	11,869
National Oilwell Varco Inc. (b)	127	4,660
Newfield Exploration Co. (a)	71	1,740
Noble Energy Inc. (b)	166	5,022
Occidental Petroleum Corp.	259	16,807
ONEOK Inc.	140	7,967
Phillips 66	143	13,735

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Pioneer Natural Resources Co.	57	9,864
Range Resources Corp. (b)	69	997
Schlumberger Ltd.	472	30,594
TechnipFMC Plc	156	4,591
Valero Energy Corp.	148	13,753
Williams Cos. Inc.	279	6,940
		440,797
Financials 14.6%
Affiliated Managers Group Inc.	20	3,760
Aflac Inc.	271	11,875
Allstate Corp.	123	11,701
American Express Co.	246	22,927
American International Group Inc.	306	16,680
Ameriprise Financial Inc.	50	7,412
Aon Plc - Class A	84	11,823
Arthur J Gallagher & Co.	64	4,421
Assurant Inc.	18	1,609
Bank of America Corp.	3,272	98,119
Bank of New York Mellon Corp. (c)	345	17,798
BB&T Corp.	266	13,845
Berkshire Hathaway Inc. - Class B (a)	658	131,215
BlackRock Inc.	42	22,787
Brighthouse Financial Inc. (a)	33	1,719
Capital One Financial Corp.	165	15,833
CBOE Global Markets Inc.	38	4,351
Charles Schwab Corp. (b)	411	21,462
Chubb Ltd.	158	21,572
Cincinnati Financial Corp.	50	3,705
Citigroup Inc.	879	59,367
Citizens Financial Group Inc.	172	7,209
CME Group Inc.	115	18,591
Comerica Inc.	59	5,704
Discover Financial Services	124	8,930
E*TRADE Financial Corp. (a)	90	4,967
Everest Re Group Ltd.	14	3,583
Fifth Third Bancorp (b)	241	7,654
Franklin Resources Inc.	116	4,027
Goldman Sachs Group Inc.	121	30,408
Hartford Financial Services Group Inc.	126	6,496
Huntington Bancshares Inc.	363	5,481
Intercontinental Exchange Inc.	201	14,609
Invesco Ltd.	135	4,314
JPMorgan Chase & Co.	1,173	129,049
KeyCorp	372	7,274
Leucadia National Corp.	105	2,389
Lincoln National Corp.	75	5,501
Loews Corp.	98	4,868
M&T Bank Corp.	52	9,600
Marsh & McLennan Cos. Inc.	174	14,389
MetLife Inc.	355	16,274
Moody's Corp.	56	9,042
Morgan Stanley	475	25,624
NASDAQ Inc.	42	3,600
Navient Corp. (b)	91	1,190
Northern Trust Corp.	73	7,489
People's United Financial Inc. (b)	113	2,109
PNC Financial Services Group Inc.	162	24,549
Principal Financial Group Inc.	90	5,497
Progressive Corp.	196	11,958
Prudential Financial Inc.	145	15,067
Raymond James Financial Inc.	42	3,733
Regions Financial Corp.	385	7,148
S&P Global Inc.	87	16,697
State Street Corp.	127	12,644
SunTrust Banks Inc.	160	10,909
SVB Financial Group (a)	15	3,597
Synchrony Financial	251	8,422
T. Rowe Price Group Inc.	82	8,870
Torchmark Corp.	40	3,329
Travelers Cos. Inc.	95	13,131
U.S. Bancorp	539	27,235
Unum Group	75	3,575
Wells Fargo & Co.	1,501	78,665
Willis Towers Watson Plc	45	6,925
	Shares/Par[1]	Value ($)
XL Group Ltd.	87	4,800
Zions Bancorp	67	3,556
		1,134,659
Health Care 13.6%
Abbott Laboratories	595	35,641
AbbVie Inc.	543	51,439
Aetna Inc.	112	19,003
Agilent Technologies Inc.	109	7,272
Alexion Pharmaceuticals Inc. (a)	76	8,463
Align Technology Inc. (a)	26	6,434
Allergan Plc	114	19,106
AmerisourceBergen Corp.	56	4,797
Amgen Inc.	229	39,099
Anthem Inc.	88	19,250
Baxter International Inc.	170	11,059
Becton Dickinson & Co.	91	19,714
Biogen Inc. (a)	72	19,682
Boston Scientific Corp. (a)	461	12,604
Bristol-Myers Squibb Co.	560	35,404
Cardinal Health Inc.	107	6,682
Celgene Corp. (a)	258	22,980
Centene Corp. (a)	59	6,278
Cerner Corp. (a)	107	6,188
CIGNA Corp.	84	14,120
Cooper Cos. Inc.	17	3,811
Danaher Corp.	210	20,536
DaVita Inc. (a)	52	3,415
Dentsply Sirona Inc.	77	3,865
Edwards Lifesciences Corp. (a)	72	10,013
Eli Lilly & Co.	329	25,444
Envision Healthcare Corp. (a) (b)	43	1,645
Express Scripts Holding Co. (a)	197	13,578
Gilead Sciences Inc.	448	33,748
HCA Healthcare Inc.	98	9,463
Henry Schein Inc. (a) (b)	53	3,557
Hologic Inc. (a)	101	3,761
Humana Inc.	47	12,675
Idexx Laboratories Inc. (a)	29	5,630
Illumina Inc. (a)	49	11,692
Incyte Corp. (a)	60	4,973
Intuitive Surgical Inc. (a)	38	15,766
IQVIA Holdings Inc. (a)	51	5,030
Johnson & Johnson	916	117,375
Laboratory Corp. of America Holdings (a)	35	5,608
McKesson Corp.	72	10,098
Medtronic Plc	460	36,924
Merck & Co. Inc.	922	50,218
Mettler-Toledo International Inc. (a)	9	4,980
Mylan NV (a)	181	7,457
Nektar Therapeutics (a)	54	5,728
PerkinElmer Inc.	40	3,024
Perrigo Co. Plc	47	3,895
Pfizer Inc.	2,034	72,204
Quest Diagnostics Inc.	46	4,608
Regeneron Pharmaceuticals Inc. (a)	26	8,858
ResMed Inc.	48	4,754
Stryker Corp. (b)	109	17,555
Thermo Fisher Scientific Inc.	137	28,346
UnitedHealth Group Inc.	330	70,698
Universal Health Services Inc. - Class B	29	3,469
Varian Medical Systems Inc. (a)	30	3,723
Vertex Pharmaceuticals Inc. (a)	86	14,048
Waters Corp. (a)	27	5,312
Zimmer Biomet Holdings Inc.	68	7,413
Zoetis Inc. - Class A	166	13,887
		1,053,999
Industrials 10.1%
3M Co.	203	44,563
Acuity Brands Inc.	14	2,001
Alaska Air Group Inc.	41	2,553
Allegion Plc	31	2,630
American Airlines Group Inc. (b)	148	7,706
AMETEK Inc.	77	5,820
AO Smith Corp.	50	3,181

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Arconic Inc.	144	3,324
Boeing Co.	189	62,019
C.H. Robinson Worldwide Inc. (b)	48	4,468
Caterpillar Inc.	203	29,890
Cintas Corp.	29	4,891
CSX Corp.	305	16,995
Cummins Inc.	52	8,476
Deere & Co.	111	17,181
Delta Air Lines Inc.	227	12,462
Dover Corp.	53	5,211
Eaton Corp. Plc	152	12,150
Emerson Electric Co.	218	14,905
Equifax Inc.	41	4,817
Expeditors International of Washington Inc.	59	3,732
Fastenal Co. (b)	98	5,358
FedEx Corp.	84	20,192
Flowserve Corp.	48	2,062
Fluor Corp.	48	2,750
Fortive Corp.	102	7,882
Fortune Brands Home & Security Inc.	56	3,289
General Dynamics Corp.	95	20,915
General Electric Co.	2,957	39,855
Harris Corp.	42	6,702
Honeywell International Inc.	259	37,425
Huntington Ingalls Industries Inc.	15	3,989
IHS Markit Ltd. (a)	123	5,923
Illinois Tool Works Inc.	106	16,531
Ingersoll-Rand Plc	88	7,486
Jacobs Engineering Group Inc.	41	2,425
JB Hunt Transport Services Inc.	28	3,293
Johnson Controls International Plc (b)	318	11,190
Kansas City Southern	35	3,825
L3 Technologies Inc.	26	5,406
Lockheed Martin Corp.	85	28,575
Masco Corp.	105	4,250
Nielsen Holdings Plc (b)	112	3,573
Norfolk Southern Corp.	98	13,340
Northrop Grumman Systems Corp.	59	20,628
PACCAR Inc.	119	7,846
Parker Hannifin Corp.	45	7,700
Pentair Plc	55	3,733
Quanta Services Inc. (a)	58	1,981
Raytheon Co.	99	21,388
Republic Services Inc.	78	5,149
Robert Half International Inc.	41	2,357
Rockwell Automation Inc.	43	7,565
Rockwell Collins Inc.	54	7,331
Roper Industries Inc.	34	9,661
Snap-On Inc.	19	2,793
Southwest Airlines Co.	188	10,771
Stanley Black & Decker Inc.	52	7,896
Stericycle Inc. (a)	31	1,801
Textron Inc.	90	5,313
TransDigm Group Inc.	17	5,081
Union Pacific Corp.	269	36,099
United Continental Holdings Inc. (a)	83	5,763
United Parcel Service Inc. - Class B	233	24,430
United Rentals Inc. (a)	30	5,248
United Technologies Corp.	254	31,934
Verisk Analytics Inc. (a)	53	5,528
Waste Management Inc.	137	11,506
WW Grainger Inc. (b)	18	5,081
Xylem Inc.	65	4,998
		784,792
Information Technology 24.6%
Accenture Plc - Class A	211	32,363
Activision Blizzard Inc.	259	17,487
Adobe Systems Inc. (a)	168	36,266
Advanced Micro Devices Inc. (a) (b)	284	2,853
Akamai Technologies Inc. (a)	57	4,027
Alliance Data Systems Corp. (b)	16	3,513
Alphabet Inc. - Class A (a)	102	105,804
Alphabet Inc. - Class C (a)	104	107,314
Amphenol Corp. - Class A	104	8,951
	Shares/Par[1]	Value ($)
Analog Devices Inc.	126	11,512
Ansys Inc. (a)	29	4,550
Apple Inc.	1,739	291,727
Applied Materials Inc.	359	19,986
Autodesk Inc. (a)	74	9,309
Automatic Data Processing Inc.	152	17,237
Broadcom Ltd.	140	33,051
CA Inc.	112	3,800
Cadence Design Systems Inc. (a)	91	3,364
Cisco Systems Inc.	1,648	70,698
Citrix Systems Inc. (a)	45	4,135
Cognizant Technology Solutions Corp. - Class A	200	16,119
Corning Inc.	297	8,280
CSRA Inc.	52	2,163
DXC Technology Co.	96	9,642
eBay Inc. (a)	322	12,963
Electronic Arts Inc. (a)	104	12,637
F5 Networks Inc. (a)	21	3,050
Facebook Inc. - Class A (a)	819	130,835
Fidelity National Information Services Inc.	114	10,958
Fiserv Inc. (a)	145	10,336
FLIR Systems Inc.	50	2,481
Gartner Inc. (a)	31	3,611
Global Payments Inc.	54	6,045
Hewlett Packard Enterprise Co.	537	9,416
HP Inc.	572	12,549
Intel Corp.	1,602	83,429
International Business Machines Corp.	294	45,144
Intuit Inc.	82	14,245
IPG Photonics Corp. (a)	13	2,986
Juniper Networks Inc.	118	2,876
KLA-Tencor Corp.	52	5,720
Lam Research Corp.	55	11,177
MasterCard Inc. - Class A	316	55,281
Microchip Technology Inc. (b)	78	7,109
Micron Technology Inc. (a)	393	20,490
Microsoft Corp.	2,630	240,052
Motorola Solutions Inc.	55	5,797
NetApp Inc.	89	5,485
Nvidia Corp.	207	47,841
Oracle Corp.	1,039	47,515
Paychex Inc.	108	6,642
PayPal Holdings Inc. (a)	385	29,220
Qorvo Inc. (a)	41	2,903
QUALCOMM Inc.	506	28,030
Red Hat Inc. (a)	60	8,925
Salesforce.com Inc. (a)	234	27,205
Seagate Technology (b)	99	5,775
Skyworks Solutions Inc.	62	6,259
Symantec Corp. (b)	209	5,401
Synopsys Inc. (a)	49	4,112
Take-Two Interactive Software Inc. (a)	32	3,107
TE Connectivity Ltd.	120	11,994
Texas Instruments Inc.	338	35,166
Total System Services Inc.	57	4,891
VeriSign Inc. (a) (b)	29	3,481
Visa Inc. - Class A	618	73,979
Western Digital Corp.	101	9,301
Western Union Co.	157	3,018
Xerox Corp.	78	2,249
Xilinx Inc.	87	6,286
		1,912,123
Materials 2.8%
Air Products & Chemicals Inc.	74	11,702
Albemarle Corp.	38	3,495
Avery Dennison Corp.	30	3,205
Ball Corp.	123	4,900
CF Industries Holdings Inc.	85	3,205
DowDuPont Inc.	798	50,821
Eastman Chemical Co.	49	5,154
Ecolab Inc.	89	12,170
FMC Corp.	44	3,349
Freeport-McMoRan Inc. - Class B (a)	449	7,887
International Flavors & Fragrances Inc.	26	3,550

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
International Paper Co.	139	7,424
LyondellBasell Industries NV - Class A	112	11,789
Martin Marietta Materials Inc.	23	4,693
Monsanto Co.	151	17,576
Mosaic Co.	122	2,965
Newmont Mining Corp.	179	7,011
Nucor Corp.	108	6,576
Packaging Corp. of America	32	3,612
PPG Industries Inc.	87	9,699
Praxair Inc.	98	14,157
Sealed Air Corp.	58	2,463
Sherwin-Williams Co.	28	10,998
Vulcan Materials Co.	45	5,098
WestRock Co.	84	5,372
		218,871
Real Estate 2.7%
Alexandria Real Estate Equities Inc.	35	4,312
American Tower Corp.	151	21,887
Apartment Investment & Management Co. - Class A	57	2,307
AvalonBay Communities Inc.	46	7,636
Boston Properties Inc.	52	6,404
CBRE Group Inc. - Class A (a)	98	4,650
Crown Castle International Corp.	142	15,524
Digital Realty Trust Inc.	69	7,260
Duke Realty Corp.	121	3,200
Equinix Inc.	27	11,317
Equity Residential Properties Inc.	124	7,645
Essex Property Trust Inc.	22	5,283
Extra Space Storage Inc.	45	3,925
Federal Realty Investment Trust	25	2,940
GGP Inc.	212	4,340
HCP Inc.	167	3,885
Host Hotels & Resorts Inc.	247	4,608
Iron Mountain Inc. (b)	96	3,155
Kimco Realty Corp.	139	2,004
Macerich Co.	39	2,190
Mid-America Apartment Communities Inc.	39	3,534
ProLogis Inc.	179	11,277
Public Storage (b)	51	10,124
Realty Income Corp. (b)	96	4,966
Regency Centers Corp.	54	3,157
SBA Communications Corp. (a)	41	7,036
Simon Property Group Inc. (b)	106	16,376
SL Green Realty Corp.	31	3,012
UDR Inc.	95	3,396
Ventas Inc.	120	5,937
Vornado Realty Trust	58	3,911
Welltower Inc.	126	6,870
Weyerhaeuser Co.	253	8,863
		212,931
Telecommunication Services 1.9%
AT&T Inc.	2,098	74,808
CenturyLink Inc. (b)	324	5,319
Verizon Communications Inc.	1,407	67,261
		147,388
Utilities 2.8%
AES Corp.	240	2,728
Alliant Energy Corp.	83	3,381
Ameren Corp.	81	4,592
	Shares/Par[1]	Value ($)
American Electric Power Co. Inc.	166	11,409
American Water Works Co. Inc.	60	4,895
CenterPoint Energy Inc.	144	3,937
CMS Energy Corp.	93	4,234
Consolidated Edison Inc.	106	8,237
Dominion Energy Inc. (b)	223	15,010
DTE Energy Co.	61	6,325
Duke Energy Corp.	237	18,352
Edison International	110	7,012
Entergy Corp.	60	4,725
Eversource Energy	107	6,305
Exelon Corp.	326	12,702
FirstEnergy Corp.	148	5,031
NextEra Energy Inc.	160	26,191
NiSource Inc.	115	2,747
NRG Energy Inc.	104	3,189
PG&E Corp.	172	7,536
Pinnacle West Capital Corp.	40	3,187
PPL Corp.	230	6,501
Public Service Enterprise Group Inc.	171	8,593
SCANA Corp.	47	1,753
Sempra Energy (b)	87	9,700
Southern Co. (b)	342	15,278
WEC Energy Group Inc.	107	6,682
Xcel Energy Inc.	171	7,795
		218,027
Total Common Stocks (cost $5,446,703)		7,689,024
SHORT TERM INVESTMENTS 4.8%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	70,581	70,581
Securities Lending Collateral 3.8%
Repurchase Agreement with CIT, 2.20% (Collateralized by various publicly traded domestic equities with a value of $181,500) acquired on 11/29/17, due 07/02/18 at $167,168 (e)	165,000	165,000
Repurchase Agreement with MLP, 2.20% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 03/22/18, due 06/20/18 at $115,633 (e)	115,000	115,000
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	18,387	18,387
		298,387
Treasury Securities 0.1%
U.S. Treasury Bill
1.47%, 06/07/18 (f) (g)	3,910	3,898
Total Short Term Investments (cost $372,866)		372,866
Total Investments 103.7% (cost $5,819,569)		8,061,890
Other Derivative Instruments 0.0%		1,131
Other Assets and Liabilities, Net (3.7)%		(290,916)
Total Net Assets 100.0%		7,772,105

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	18,911	266	314	84	153	(952)	17,798	0.2
	18,911	266	314	84	153	(952)	17,798	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	642	June 2018	89,077	1,131	(4,237)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 96.6%
Consumer Discretionary 12.2%
Advance Auto Parts Inc.	—	5
Amazon.com Inc. (a)	—	330
Aptiv Plc	—	13
AutoZone Inc. (a)	—	10
Best Buy Co. Inc.	—	10
Booking Holdings Inc. (a)	—	58
BorgWarner Inc.	—	6
Carmax Inc. (a)	—	6
Carnival Plc	—	15
CBS Corp. - Class B	—	10
Charter Communications Inc. - Class A (a)	—	33
Chipotle Mexican Grill Inc. (a)	—	4
Comcast Corp. - Class A	3	90
D.R. Horton Inc.	—	9
Darden Restaurants Inc.	—	6
Discovery Communications Inc. - Class A (a) (b)	—	2
Discovery Communications Inc. - Class C (a)	—	4
DISH Network Corp. - Class A (a)	—	5
Dollar General Corp.	—	14
Dollar Tree Inc. (a)	—	12
Expedia Inc.	—	7
Foot Locker Inc.	—	3
Ford Motor Co.	2	25
Gap Inc.	—	4
Garmin Ltd.	—	4
General Motors Co.	1	26
Genuine Parts Co.	—	8
Goodyear Tire & Rubber Co.	—	4
H&R Block Inc.	—	3
HanesBrands Inc. (b)	—	4
Harley-Davidson Inc. (b)	—	4
Hasbro Inc.	—	5
Hilton Worldwide Holdings Inc.	—	9
Home Depot Inc.	1	118
Interpublic Group of Cos. Inc.	—	5
Kohl's Corp.	—	6
Leggett & Platt Inc.	—	4
Lennar Corp. - Class A	—	9
Limited Brands Inc.	—	5
LKQ Corp. (a)	—	6
Lowe's Cos. Inc.	1	41
Macy's Inc.	—	5
Marriott International Inc. - Class A	—	23
Mattel Inc. (b)	—	2
McDonald's Corp.	1	71
MGM Resorts International	—	10
Michael Kors Holdings Ltd. (a)	—	5
Mohawk Industries Inc. (a)	—	8
Netflix Inc. (a)	—	73
Newell Brands Inc.	—	7
News Corp. - Class A	—	3
News Corp. - Class B	—	1
Nike Inc. - Class B	1	49
Nordstrom Inc.	—	4
Norwegian Cruise Line Holdings Ltd. (a)	—	6
Omnicom Group Inc.	—	9
O'Reilly Automotive Inc. (a)	—	12
Pulte Homes Inc.	—	5
PVH Corp.	—	6
Ralph Lauren Corp. - Class A	—	4
Ross Stores Inc.	—	16
Royal Caribbean Cruises Ltd.	—	12
Starbucks Corp.	1	46
Tapestry Inc.	—	9
Target Corp.	—	22
Tiffany & Co.	—	5
Time Warner Inc.	1	42
TJX Cos. Inc.	1	29
Tractor Supply Co.	—	4
TripAdvisor Inc. (a)	—	3
Twenty-First Century Fox Inc. - Class A	1	22
	Shares/Par[1]	Value ($)
Twenty-First Century Fox Inc. - Class B	—	9
Ulta Beauty Inc. (a)	—	7
Under Armour Inc. - Class A (a) (b)	—	2
Under Armour Inc. - Class C (a) (b)	—	1
VF Corp.	—	14
Viacom Inc. - Class B	—	6
Walt Disney Co.	1	86
Whirlpool Corp.	—	6
Wyndham Worldwide Corp.	—	6
Wynn Resorts Ltd.	—	9
Yum! Brands Inc.	—	16
		1,617
Consumer Staples 7.4%
Altria Group Inc.	1	67
Archer-Daniels-Midland Co.	1	14
Brown-Forman Corp. - Class B	—	8
Campbell Soup Co.	—	4
Church & Dwight Co. Inc.	—	7
Clorox Co.	—	10
Coca-Cola Co.	2	95
Colgate-Palmolive Co.	1	36
ConAgra Brands Inc.	—	8
Constellation Brands Inc. - Class A	—	22
Costco Wholesale Corp.	—	47
Coty Inc. - Class A	—	5
CVS Health Corp.	1	36
Dr. Pepper Snapple Group Inc.	—	12
Estee Lauder Cos. Inc. - Class A	—	19
General Mills Inc.	1	15
Hershey Co.	—	8
Hormel Foods Corp.	—	5
JM Smucker Co.	—	8
Kellogg Co.	—	9
Kimberly-Clark Corp.	—	22
Kraft Heinz Foods Co.	1	21
Kroger Co.	1	12
McCormick & Co. Inc.	—	7
Molson Coors Brewing Co. - Class B	—	8
Mondelez International Inc. - Class A	1	35
Monster Beverage Corp. (a)	—	13
PepsiCo Inc.	1	88
Philip Morris International Inc.	1	88
Procter & Gamble Co.	2	114
Sysco Corp.	—	16
Tyson Foods Inc. - Class A	—	12
Walgreens Boots Alliance Inc.	1	32
Walmart Inc.	1	73
		976
Energy 5.6%
Anadarko Petroleum Corp.	—	19
Andeavor Corp.	—	8
Apache Corp.	—	9
Baker Hughes a GE Co. LLC - Class A	—	6
Cabot Oil & Gas Corp.	—	6
Chevron Corp.	1	124
Cimarex Energy Co.	—	5
Concho Resources Inc. (a)	—	13
ConocoPhillips Co.	1	40
Devon Energy Corp.	—	10
EOG Resources Inc.	1	35
EQT Corp.	—	7
Exxon Mobil Corp.	3	180
Halliburton Co.	1	23
Helmerich & Payne Inc.	—	4
Hess Corp.	—	8
Kinder Morgan Inc.	1	16
Marathon Oil Corp.	1	7
Marathon Petroleum Corp.	—	20
National Oilwell Varco Inc.	—	8
Newfield Exploration Co. (a)	—	3
Noble Energy Inc.	—	9
Occidental Petroleum Corp.	1	28
ONEOK Inc.	—	13
Phillips 66	—	23

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Pioneer Natural Resources Co.	—	17
Range Resources Corp.	—	2
Schlumberger Ltd.	1	51
TechnipFMC Plc	—	7
Valero Energy Corp.	—	23
Williams Cos. Inc.	1	11
		735
Financials 14.2%
Affiliated Managers Group Inc.	—	6
Aflac Inc.	1	19
Allstate Corp.	—	18
American Express Co.	1	38
American International Group Inc.	1	28
Ameriprise Financial Inc.	—	12
Aon Plc - Class A	—	19
Arthur J Gallagher & Co.	—	7
Assurant Inc.	—	2
Bank of America Corp.	6	163
Bank of New York Mellon Corp. (c)	1	30
BB&T Corp.	1	23
Berkshire Hathaway Inc. - Class B (a)	1	218
BlackRock Inc.	—	38
Brighthouse Financial Inc. (a)	—	3
Capital One Financial Corp.	—	27
CBOE Global Markets Inc.	—	7
Charles Schwab Corp.	1	36
Chubb Ltd.	—	36
Cincinnati Financial Corp.	—	7
Citigroup Inc.	2	99
Citizens Financial Group Inc.	—	12
CME Group Inc.	—	31
Comerica Inc.	—	9
Discover Financial Services	—	14
E*TRADE Financial Corp. (a)	—	9
Everest Re Group Ltd.	—	6
Fifth Third Bancorp	1	12
Franklin Resources Inc.	—	6
Goldman Sachs Group Inc.	—	50
Hartford Financial Services Group Inc.	—	10
Huntington Bancshares Inc.	1	10
Intercontinental Exchange Inc.	1	24
Invesco Ltd.	—	8
JPMorgan Chase & Co.	2	214
KeyCorp	1	12
Leucadia National Corp.	—	4
Lincoln National Corp.	—	9
Loews Corp.	—	7
M&T Bank Corp.	—	16
Marsh & McLennan Cos. Inc.	—	24
MetLife Inc.	1	27
Moody's Corp.	—	15
Morgan Stanley	1	42
NASDAQ Inc.	—	6
Navient Corp.	—	2
Northern Trust Corp.	—	13
People's United Financial Inc.	—	4
PNC Financial Services Group Inc.	—	41
Principal Financial Group Inc.	—	9
Progressive Corp.	1	20
Prudential Financial Inc.	—	25
Raymond James Financial Inc.	—	6
Regions Financial Corp.	1	11
S&P Global Inc.	—	28
State Street Corp.	—	21
SunTrust Banks Inc.	—	18
SVB Financial Group (a)	—	6
Synchrony Financial	1	13
T. Rowe Price Group Inc.	—	15
Torchmark Corp.	—	5
Travelers Cos. Inc.	—	22
U.S. Bancorp	1	45
Unum Group	—	6
Wells Fargo & Co.	3	131
Willis Towers Watson Plc	—	12
	Shares/Par[1]	Value ($)
XL Group Ltd.	—	8
Zions Bancorp	—	6
		1,880
Health Care 13.2%
Abbott Laboratories	1	59
AbbVie Inc.	1	86
Aetna Inc.	—	31
Agilent Technologies Inc.	—	12
Alexion Pharmaceuticals Inc. (a)	—	14
Align Technology Inc. (a)	—	10
Allergan Plc	—	32
AmerisourceBergen Corp.	—	8
Amgen Inc.	1	65
Anthem Inc.	—	32
Baxter International Inc.	—	18
Becton Dickinson & Co.	—	33
Biogen Inc. (a)	—	33
Boston Scientific Corp. (a)	1	21
Bristol-Myers Squibb Co.	1	59
Cardinal Health Inc.	—	11
Celgene Corp. (a)	1	38
Centene Corp. (a)	—	11
Cerner Corp. (a)	—	11
CIGNA Corp.	—	22
Cooper Cos. Inc.	—	6
Danaher Corp.	1	34
DaVita Inc. (a)	—	6
Dentsply Sirona Inc.	—	6
Edwards Lifesciences Corp. (a)	—	16
Eli Lilly & Co.	1	42
Envision Healthcare Corp. (a)	—	3
Express Scripts Holding Co. (a)	1	22
Gilead Sciences Inc.	1	56
HCA Healthcare Inc.	—	15
Henry Schein Inc. (a)	—	6
Hologic Inc. (a)	—	6
Humana Inc.	—	21
Idexx Laboratories Inc. (a)	—	10
Illumina Inc. (a)	—	20
Incyte Corp. (a)	—	8
Intuitive Surgical Inc. (a)	—	26
IQVIA Holdings Inc. (a)	—	8
Johnson & Johnson	2	195
Laboratory Corp. of America Holdings (a)	—	10
McKesson Corp.	—	16
Medtronic Plc	1	62
Merck & Co. Inc.	2	83
Mettler-Toledo International Inc. (a)	—	8
Mylan NV (a)	—	12
Nektar Therapeutics (a)	—	10
PerkinElmer Inc.	—	5
Perrigo Co. Plc	—	6
Pfizer Inc.	4	120
Quest Diagnostics Inc.	—	8
Regeneron Pharmaceuticals Inc. (a)	—	14
ResMed Inc.	—	8
Stryker Corp.	—	30
Thermo Fisher Scientific Inc.	—	47
UnitedHealth Group Inc.	1	118
Universal Health Services Inc. - Class B	—	6
Varian Medical Systems Inc. (a)	—	6
Vertex Pharmaceuticals Inc. (a)	—	24
Waters Corp. (a)	—	9
Zimmer Biomet Holdings Inc.	—	12
Zoetis Inc. - Class A	—	23
		1,749
Industrials 9.9%
3M Co.	1	74
Acuity Brands Inc.	—	3
Alaska Air Group Inc.	—	4
Allegion Plc	—	5
American Airlines Group Inc.	—	13
AMETEK Inc.	—	10
AO Smith Corp.	—	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Arconic Inc.	—	6
Boeing Co.	—	103
C.H. Robinson Worldwide Inc.	—	7
Caterpillar Inc.	1	50
Cintas Corp.	—	8
CSX Corp.	1	28
Cummins Inc.	—	14
Deere & Co.	—	29
Delta Air Lines Inc.	1	20
Dover Corp.	—	8
Eaton Corp. Plc	—	20
Emerson Electric Co.	1	25
Equifax Inc.	—	8
Expeditors International of Washington Inc.	—	6
Fastenal Co.	—	9
FedEx Corp.	—	34
Flowserve Corp.	—	3
Fluor Corp.	—	4
Fortive Corp.	—	14
Fortune Brands Home & Security Inc.	—	5
General Dynamics Corp.	—	35
General Electric Co.	5	67
Harris Corp.	—	11
Honeywell International Inc.	1	62
Huntington Ingalls Industries Inc.	—	7
IHS Markit Ltd. (a)	—	10
Illinois Tool Works Inc.	—	27
Ingersoll-Rand Plc	—	12
Jacobs Engineering Group Inc.	—	4
JB Hunt Transport Services Inc.	—	5
Johnson Controls International Plc	1	19
Kansas City Southern	—	7
L3 Technologies Inc.	—	9
Lockheed Martin Corp.	—	48
Masco Corp.	—	8
Nielsen Holdings Plc	—	6
Norfolk Southern Corp.	—	22
Northrop Grumman Systems Corp.	—	35
PACCAR Inc.	—	13
Parker Hannifin Corp.	—	13
Pentair Plc	—	6
Quanta Services Inc. (a)	—	3
Raytheon Co.	—	36
Republic Services Inc.	—	9
Robert Half International Inc.	—	4
Rockwell Automation Inc.	—	13
Rockwell Collins Inc.	—	12
Roper Industries Inc.	—	17
Snap-On Inc.	—	5
Southwest Airlines Co.	—	17
Stanley Black & Decker Inc.	—	13
Stericycle Inc. (a)	—	3
Textron Inc.	—	8
TransDigm Group Inc.	—	9
Union Pacific Corp.	1	60
United Continental Holdings Inc. (a)	—	10
United Parcel Service Inc. - Class B	1	41
United Rentals Inc. (a)	—	9
United Technologies Corp.	1	53
Verisk Analytics Inc. (a)	—	9
Waste Management Inc.	—	19
WW Grainger Inc.	—	8
Xylem Inc.	—	8
		1,307
Information Technology 24.0%
Accenture Plc - Class A	1	54
Activision Blizzard Inc.	1	29
Adobe Systems Inc. (a)	—	60
Advanced Micro Devices Inc. (a) (b)	1	5
Akamai Technologies Inc. (a)	—	7
Alliance Data Systems Corp.	—	6
Alphabet Inc. - Class A (a)	—	175
Alphabet Inc. - Class C (a)	—	178
Amphenol Corp. - Class A	—	14
	Shares/Par[1]	Value ($)
Analog Devices Inc.	—	19
Ansys Inc. (a)	—	7
Apple Inc.	3	484
Applied Materials Inc.	1	33
Autodesk Inc. (a)	—	16
Automatic Data Processing Inc.	—	29
Broadcom Ltd.	—	55
CA Inc.	—	6
Cadence Design Systems Inc. (a)	—	6
Cisco Systems Inc.	3	117
Citrix Systems Inc. (a)	—	7
Cognizant Technology Solutions Corp. - Class A	1	27
Corning Inc.	1	13
CSRA Inc.	—	4
DXC Technology Co.	—	16
eBay Inc. (a)	1	22
Electronic Arts Inc. (a)	—	21
F5 Networks Inc. (a)	—	5
Facebook Inc. - Class A (a)	2	217
Fidelity National Information Services Inc.	—	18
Fiserv Inc. (a)	—	16
FLIR Systems Inc.	—	4
Gartner Inc. (a)	—	6
Global Payments Inc.	—	10
Hewlett Packard Enterprise Co.	1	15
HP Inc.	1	20
Intel Corp.	3	138
International Business Machines Corp.	1	75
Intuit Inc.	—	24
IPG Photonics Corp. (a)	—	5
Juniper Networks Inc.	—	5
KLA-Tencor Corp.	—	10
Lam Research Corp.	—	19
MasterCard Inc. - Class A	1	92
Microchip Technology Inc.	—	12
Micron Technology Inc. (a)	1	34
Microsoft Corp.	5	399
Motorola Solutions Inc.	—	9
NetApp Inc.	—	10
Nvidia Corp.	1	79
Oracle Corp.	2	79
Paychex Inc.	—	11
PayPal Holdings Inc. (a)	1	49
Qorvo Inc. (a)	—	5
QUALCOMM Inc.	1	47
Red Hat Inc. (a)	—	14
Salesforce.com Inc. (a)	1	45
Seagate Technology	—	9
Skyworks Solutions Inc.	—	10
Symantec Corp.	1	9
Synopsys Inc. (a)	—	7
Take-Two Interactive Software Inc. (a)	—	5
TE Connectivity Ltd.	—	20
Texas Instruments Inc.	1	58
Total System Services Inc.	—	8
VeriSign Inc. (a) (b)	—	6
Visa Inc. - Class A	1	122
Western Digital Corp.	—	16
Western Union Co.	—	5
Xerox Corp.	—	3
Xilinx Inc.	—	10
		3,170
Materials 2.8%
Air Products & Chemicals Inc.	—	20
Albemarle Corp.	—	6
Avery Dennison Corp.	—	6
Ball Corp.	—	8
CF Industries Holdings Inc.	—	5
DowDuPont Inc.	2	85
Eastman Chemical Co.	—	9
Ecolab Inc.	—	20
FMC Corp.	—	6
Freeport-McMoRan Inc. - Class B (a)	1	13
International Flavors & Fragrances Inc.	—	6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
International Paper Co.	—	12
LyondellBasell Industries NV - Class A	—	20
Martin Marietta Materials Inc.	—	7
Monsanto Co.	—	29
Mosaic Co.	—	5
Newmont Mining Corp.	—	12
Nucor Corp.	—	11
Packaging Corp. of America	—	6
PPG Industries Inc.	—	16
Praxair Inc.	—	24
Sealed Air Corp.	—	4
Sherwin-Williams Co.	—	18
Vulcan Materials Co.	—	9
WestRock Co.	—	10
		367
Real Estate 2.7%
Alexandria Real Estate Equities Inc. (b)	—	7
American Tower Corp.	—	36
Apartment Investment & Management Co. - Class A	—	4
AvalonBay Communities Inc.	—	13
Boston Properties Inc.	—	10
CBRE Group Inc. - Class A (a)	—	8
Crown Castle International Corp.	—	26
Digital Realty Trust Inc.	—	13
Duke Realty Corp.	—	5
Equinix Inc.	—	19
Equity Residential Properties Inc.	—	13
Essex Property Trust Inc.	—	9
Extra Space Storage Inc.	—	6
Federal Realty Investment Trust	—	5
GGP Inc.	1	7
HCP Inc.	—	6
Host Hotels & Resorts Inc.	1	8
Iron Mountain Inc.	—	5
Kimco Realty Corp.	—	4
Macerich Co.	—	4
Mid-America Apartment Communities Inc.	—	6
ProLogis Inc.	—	19
Public Storage	—	16
Realty Income Corp.	—	9
Regency Centers Corp.	—	5
SBA Communications Corp. (a)	—	11
Simon Property Group Inc.	—	27
SL Green Realty Corp.	—	5
UDR Inc.	—	5
Ventas Inc.	—	10
Vornado Realty Trust	—	6
Welltower Inc.	—	12
Weyerhaeuser Co.	1	14
		353
Telecommunication Services 1.8%
AT&T Inc.	4	124
CenturyLink Inc.	1	9
Verizon Communications Inc.	3	112
		245
	Shares/Par[1]	Value ($)
Utilities 2.8%
AES Corp.	1	5
Alliant Energy Corp.	—	5
Ameren Corp.	—	8
American Electric Power Co. Inc.	—	19
American Water Works Co. Inc.	—	8
CenterPoint Energy Inc.	—	6
CMS Energy Corp.	—	7
Consolidated Edison Inc.	—	14
Dominion Energy Inc.	1	25
DTE Energy Co.	—	10
Duke Energy Corp.	1	31
Edison International	—	11
Entergy Corp.	—	8
Eversource Energy	—	11
Exelon Corp.	1	21
FirstEnergy Corp.	—	8
NextEra Energy Inc.	—	44
NiSource Inc.	—	5
NRG Energy Inc.	—	5
PG&E Corp.	—	13
Pinnacle West Capital Corp.	—	5
PPL Corp.	1	11
Public Service Enterprise Group Inc.	—	15
SCANA Corp.	—	3
Sempra Energy	—	16
Southern Co.	1	26
WEC Energy Group Inc.	—	11
Xcel Energy Inc.	—	13
		364
Total Common Stocks (cost $12,826)		12,763
INVESTMENT COMPANIES 1.4%
iShares Core S&P 500 ETF	1	188
Total Investment Companies (cost $190)		188
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	105	105
Securities Lending Collateral 0.2%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	22	22
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (e) (f)	8	8
Total Short Term Investments (cost $135)		135
Total Investments 99.0% (cost $13,151)		13,086
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net 1.0%		133
Total Net Assets 100.0%		13,221

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	14	17	1	—	—	(1)	30	0.2
	14	17	1	—	—	(1)	30	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	1	June 2018	139	2	(7)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 400 MidCap Index Fund
COMMON STOCKS 98.4%
Consumer Discretionary 11.9%
Aaron's Inc.	110	5,103
Adtalem Global Education Inc. (a)	109	5,163
AMC Networks Inc. - Class A (a)	91	4,718
American Eagle Outfitters Inc.	299	5,955
AutoNation Inc. (a) (b)	106	4,952
Bed Bath & Beyond Inc.	253	5,309
Big Lots Inc. (b)	75	3,253
Boyd Gaming Corp. (b)	146	4,643
Brinker International Inc. (b)	85	3,065
Brunswick Corp.	157	9,298
Cable One Inc.	8	5,717
Carter's Inc.	84	8,741
Cheesecake Factory Inc. (b)	75	3,614
Churchill Downs Inc.	20	4,877
Cinemark Holdings Inc.	188	7,083
Cooper Tire & Rubber Co.	93	2,724
Cracker Barrel Old Country Store Inc. (b)	43	6,780
Dana Holding Corp.	258	6,635
Deckers Outdoor Corp. (a)	56	5,059
Delphi Technologies Plc	158	7,509
Dick's Sporting Goods Inc.	146	5,103
Dillard's Inc. - Class A (b)	38	3,072
Domino's Pizza Inc.	78	18,131
Dunkin' Brands Group Inc. (b)	150	8,947
GameStop Corp. - Class A (b)	178	2,245
Gentex Corp.	492	11,330
Graham Holdings Co.	8	4,917
Helen of Troy Ltd. (a)	47	4,131
ILG Inc.	186	5,802
International Speedway Corp. - Class A	45	1,964
Jack in the Box Inc.	52	4,470
John Wiley & Sons Inc. - Class A	79	5,008
KB Home	150	4,254
Live Nation Inc. (a)	240	10,115
Meredith Corp. (b)	70	3,781
Michaels Cos. Inc. (a)	196	3,865
Murphy USA Inc. (a)	57	4,149
New York Times Co. - Class A	227	5,463
NVR Inc. (a)	6	17,217
Office Depot Inc.	907	1,949
Papa John's International Inc. (b)	47	2,672
Polaris Industries Inc.	104	11,914
Pool Corp.	72	10,477
Sally Beauty Holdings Inc. (a)	234	3,847
Scientific Games Corp. - Class A (a)	94	3,915
Service Corp. International	329	12,435
Signet Jewelers Ltd.	101	3,880
Six Flags Entertainment Corp.	139	8,652
Skechers U.S.A. Inc. - Class A (a)	241	9,358
Sotheby's (a)	68	3,505
Tegna Inc.	382	4,356
Tempur Sealy International Inc. (a) (b)	82	3,728
Texas Roadhouse Inc.	116	6,728
Thor Industries Inc.	87	9,988
Toll Brothers Inc.	255	11,045
TRI Pointe Homes Inc. (a)	268	4,406
Tupperware Brands Corp.	91	4,385
Urban Outfitters Inc. (a)	145	5,344
Wendy's Co.	323	5,675
Williams-Sonoma Inc. (b)	139	7,321
		369,742
Consumer Staples 3.3%
Boston Beer Co. Inc. - Class A (a)	16	3,039
Casey's General Stores Inc.	67	7,382
Edgewell Personal Care Co. (a)	97	4,751
Energizer Holdings Inc.	108	6,465
Flowers Foods Inc.	329	7,185
Hain Celestial Group Inc. (a)	184	5,900
Ingredion Inc.	128	16,525
Lamb Weston Holdings Inc.	259	15,106
	Shares/Par[1]	Value ($)
Lancaster Colony Corp.	34	4,212
Nu Skin Enterprises Inc. - Class A	88	6,485
Post Holdings Inc. (a)	116	8,801
Sanderson Farms Inc.	36	4,242
Sprouts Farmers Market Inc. (a)	218	5,111
Tootsie Roll Industries Inc. (b)	35	1,018
TreeHouse Foods Inc. (a)	100	3,820
United Natural Foods Inc. (a)	89	3,817
		103,859
Energy 4.2%
Callon Petroleum Co. (a)	358	4,740
Chesapeake Energy Corp. (a) (b)	1,513	4,568
CNX Resources Corp. (a)	367	5,664
Core Laboratories NV (b)	78	8,455
Diamond Offshore Drilling Inc. (a) (b)	114	1,675
Dril-Quip Inc. (a)	68	3,027
Energen Corp. (a)	172	10,816
Ensco Plc - Class A	765	3,360
Gulfport Energy Corp. (a)	289	2,784
HollyFrontier Corp.	315	15,383
Matador Resources Co. (a)	172	5,156
Murphy Oil Corp.	288	7,437
Nabors Industries Ltd.	554	3,870
Oceaneering International Inc.	172	3,198
Patterson-UTI Energy Inc.	394	6,906
PBF Energy Inc. - Class A	196	6,652
QEP Resources Inc. (a)	427	4,184
Rowan Cos. Plc - Class A (a)	203	2,340
SM Energy Co.	182	3,284
Southwestern Energy Co. (a)	908	3,934
Superior Energy Services Inc. (a)	273	2,303
Transocean Ltd. (a) (b)	772	7,641
World Fuel Services Corp.	120	2,956
WPX Energy Inc. (a)	704	10,407
		130,740
Financials 17.5%
Alleghany Corp.	27	16,771
American Financial Group Inc.	122	13,698
Aspen Insurance Holdings Ltd.	105	4,721
Associated Bancorp	303	7,519
BancorpSouth Bank	148	4,698
Bank of Hawaii Corp.	75	6,226
Bank of the Ozarks Inc.	215	10,371
Brown & Brown Inc.	407	10,362
Cathay General Bancorp	135	5,407
Chemical Financial Corp.	126	6,916
CNO Financial Group Inc.	300	6,511
Commerce Bancshares Inc.	166	9,958
Cullen/Frost Bankers Inc.	102	10,873
East West Bancorp Inc.	257	16,046
Eaton Vance Corp.	213	11,846
Evercore Inc. - Class A	66	5,784
FactSet Research Systems Inc.	69	13,791
Federated Investors Inc. - Class B	167	5,586
First American Financial Corp.	196	11,496
First Horizon National Corp.	580	10,914
FNB Corp.	574	7,718
Fulton Financial Corp.	311	5,519
Genworth Financial Inc. - Class A (a)	890	2,518
Hancock Holding Co.	151	7,800
Hanover Insurance Group Inc.	75	8,891
Home Bancshares Inc.	280	6,390
Interactive Brokers Group Inc.	127	8,509
International Bancshares Corp.	96	3,748
Janus Henderson Group Plc	319	10,561
Kemper Corp.	87	4,943
Legg Mason Inc.	153	6,206
LendingTree Inc. (a) (b)	14	4,444
MarketAxess Holdings Inc.	67	14,508
MB Financial Inc.	149	6,016
Mercury General Corp.	64	2,941
MSCI Inc.	160	23,860
New York Community Bancorp Inc.	870	11,337
Old Republic International Corp.	444	9,525

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
PacWest Bancorp	225	11,132
Pinnacle Financial Partners Inc.	131	8,426
Primerica Inc.	79	7,585
Prosperity Bancshares Inc.	124	9,001
Reinsurance Group of America Inc.	114	17,625
RenaissanceRe Holdings Ltd.	71	9,862
SEI Investments Co.	232	17,359
Signature Bank (a)	95	13,522
SLM Corp. (a)	769	8,626
Sterling Bancorp	398	8,969
Stifel Financial Corp.	127	7,525
Synovus Financial Corp.	210	10,501
TCF Financial Corp.	305	6,949
Texas Capital Bancshares Inc. (a)	88	7,901
Trustmark Corp.	119	3,706
UMB Financial Corp.	78	5,655
Umpqua Holdings Corp.	391	8,373
United Bankshares Inc.	186	6,568
Valley National Bancorp	469	5,849
Washington Federal Inc.	157	5,430
Webster Financial Corp.	163	9,054
Wintrust Financial Corp.	100	8,586
WR Berkley Corp.	170	12,356
		545,488
Health Care 7.9%
Abiomed Inc. (a)	75	21,725
Acadia HealthCare Co. Inc. (a)	145	5,684
Akorn Inc. (a)	167	3,117
Allscripts-Misys Healthcare Solutions Inc. (a)	319	3,936
Bio-Rad Laboratories Inc. - Class A (a)	36	8,970
Bio-Techne Corp.	66	10,016
Cantel Medical Corp.	58	6,418
Catalent Inc. (a)	236	9,710
Charles River Laboratories International Inc. (a)	84	8,984
Encompass Health Corp.	175	9,994
Endo International Plc (a)	356	2,117
Globus Medical Inc. - Class A (a)	129	6,406
Halyard Health Inc. (a)	83	3,835
Hill-Rom Holdings Inc.	117	10,216
ICU Medical Inc. (a)	24	6,139
Lifepoint Health Inc. (a)	71	3,330
LivaNova Plc (a)	77	6,824
Mallinckrodt Plc (a)	167	2,421
Masimo Corp. (a)	84	7,415
Medidata Solutions Inc. (a)	105	6,594
MEDNAX Inc. (a)	166	9,223
Molina Healthcare Inc. (a)	81	6,604
NuVasive Inc. (a)	91	4,744
Patterson Cos. Inc.	135	2,994
Prestige Brands Holdings Inc. (a)	93	3,134
Steris Plc	150	14,043
Syneos Health Inc. - Class A (a)	100	3,548
Teleflex Inc.	80	20,389
Tenet Healthcare Corp. (a)	143	3,479
United Therapeutics Corp. (a)	77	8,625
WellCare Health Plans Inc. (a)	79	15,305
West Pharmaceutical Services Inc.	131	11,598
		247,537
Industrials 15.3%
AECOM (a)	282	10,061
AGCO Corp.	117	7,588
Avis Budget Group Inc. (a) (b)	126	5,906
Brink's Co.	90	6,402
Carlisle Cos. Inc.	110	11,450
Clean Harbors Inc. (a)	91	4,459
Copart Inc. (a)	358	18,242
Crane Co.	90	8,340
Curtiss-Wright Corp.	78	10,582
Deluxe Corp.	85	6,297
Donaldson Co. Inc.	232	10,431
Dun & Bradstreet Corp.	65	7,657
Dycom Industries Inc. (a)	55	5,952
EMCOR Group Inc.	104	8,096
EnerSys Inc.	76	5,297
	Shares/Par[1]	Value ($)
Esterline Technologies Corp. (a)	47	3,466
GATX Corp. (b)	69	4,701
Genesee & Wyoming Inc. - Class A (a)	110	7,783
Graco Inc.	301	13,746
Granite Construction Inc.	71	3,953
Healthcare Services Group Inc.	131	5,682
Herman Miller Inc.	105	3,355
HNI Corp.	76	2,754
Hubbell Inc.	97	11,784
IDEX Corp.	136	19,358
ITT Inc.	156	7,617
JetBlue Airways Corp. (a)	571	11,602
KBR Inc.	251	4,070
Kennametal Inc.	145	5,814
Kirby Corp. (a)	95	7,290
KLX Inc. (a)	91	6,451
Knight-Swift Transportation Holdings Inc. - Class A	228	10,477
Landstar System Inc.	74	8,168
Lennox International Inc.	67	13,634
Lincoln Electric Holdings Inc.	109	9,841
Manpower Inc.	118	13,530
MSA Safety Inc.	60	5,023
MSC Industrial Direct Co. - Class A	80	7,331
Nordson Corp.	91	12,345
NOW Inc. (a) (b)	191	1,950
Old Dominion Freight Line Inc.	121	17,837
Orbital ATK Inc.	103	13,604
Oshkosh Corp.	133	10,279
Pitney Bowes Inc.	331	3,608
Regal-Beloit Corp.	79	5,765
Rollins Inc.	170	8,692
Ryder System Inc.	94	6,838
Teledyne Technologies Inc. (a)	63	11,855
Terex Corp.	140	5,251
Timken Co.	123	5,615
Toro Co.	191	11,907
Trinity Industries Inc.	267	8,707
Valmont Industries Inc.	40	5,888
Wabtec Corp. (b)	151	12,319
Watsco Inc.	57	10,249
Werner Enterprises Inc.	80	2,917
Woodward Governor Co.	98	7,011
		476,827
Information Technology 17.3%
3D Systems Corp. (a) (b)	199	2,311
ACI Worldwide Inc. (a)	207	4,914
Acxiom Corp. (a)	140	3,189
ARRIS International Plc (a)	313	8,327
Arrow Electronics Inc. (a)	156	11,991
Avnet Inc.	213	8,881
Belden Inc.	74	5,113
Blackbaud Inc.	85	8,668
Broadridge Financial Solutions Inc.	207	22,712
Cars.com Inc. (a) (b)	126	3,564
CDK Global Inc.	226	14,347
Ciena Corp. (a)	256	6,631
Cirrus Logic Inc. (a)	113	4,590
Cognex Corp.	308	16,014
Coherent Inc. (a)	44	8,253
CommVault Systems Inc. (a)	76	4,367
Convergys Corp.	165	3,739
CoreLogic Inc. (a)	145	6,553
Cree Inc. (a)	174	7,009
Cypress Semiconductor Corp.	628	10,643
Diebold Nixdorf Inc. (b)	135	2,072
DST Systems Inc.	106	8,879
Fair Isaac Corp. (a)	53	9,036
First Solar Inc. (a)	144	10,235
Fortinet Inc. (a)	259	13,887
Integrated Device Technology Inc. (a)	235	7,177
InterDigital Inc.	61	4,480
j2 Global Inc.	87	6,872
Jabil Inc.	311	8,927
Jack Henry & Associates Inc.	137	16,583

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Keysight Technologies Inc. (a)	337	17,639
Knowles Corp. (a)	158	1,995
Leidos Holdings Inc.	253	16,527
Littelfuse Inc.	44	9,135
LogMeIn Inc.	93	10,771
Manhattan Associates Inc. (a)	122	5,103
MAXIMUS Inc.	115	7,701
Microsemi Corp. (a)	209	13,510
MKS Instruments Inc.	97	11,184
Monolithic Power Systems Inc.	69	7,958
National Instruments Corp.	191	9,656
NCR Corp. (a)	214	6,744
NetScout Systems Inc. (a)	153	4,042
Plantronics Inc.	59	3,547
PTC Inc. (a)	206	16,096
Sabre Corp.	393	8,423
Science Applications International Corp.	77	6,043
Silicon Laboratories Inc. (a)	75	6,780
Synaptics Inc. (a)	61	2,803
SYNNEX Corp.	52	6,148
Tech Data Corp. (a)	62	5,243
Teradata Corp. (a)	216	8,583
Teradyne Inc.	347	15,853
Trimble Inc. (a)	443	15,898
Tyler Technologies Inc. (a)	63	13,192
Ultimate Software Group Inc. (a)	51	12,544
VeriFone Systems Inc. (a)	200	3,070
Versum Materials Inc.	193	7,271
ViaSat Inc. (a) (b)	97	6,385
Vishay Intertechnology Inc.	235	4,377
WEX Inc. (a)	71	11,125
Zebra Technologies Corp. - Class A (a)	95	13,156
		538,466
Materials 6.9%
Allegheny Technologies Inc. (a) (b)	223	5,285
AptarGroup Inc.	110	9,902
Ashland Global Holdings Inc.	110	7,705
Bemis Co. Inc.	161	7,017
Cabot Corp.	110	6,107
Carpenter Technology Corp.	83	3,670
Chemours Co.	329	16,010
Commercial Metals Co.	207	4,232
Compass Minerals International Inc. (b)	59	3,581
Domtar Corp.	111	4,731
Eagle Materials Inc.	86	8,872
Greif Inc. - Class A	46	2,400
Louisiana-Pacific Corp.	257	7,398
Minerals Technologies Inc.	63	4,205
NewMarket Corp.	16	6,512
Olin Corp.	297	9,012
Owens-Illinois Inc. (a)	289	6,267
PolyOne Corp.	143	6,099
Reliance Steel & Aluminum Co.	129	11,060
Royal Gold Inc.	116	9,949
RPM International Inc.	237	11,310
Scotts Miracle-Gro Co. - Class A	73	6,241
Sensient Technologies Corp.	78	5,480
Silgan Holdings Inc.	132	3,667
Sonoco Products Co.	176	8,559
Steel Dynamics Inc.	419	18,520
United States Steel Corp.	312	10,982
Valvoline Inc.	359	7,935
Worthington Industries Inc.	79	3,370
		216,078
Real Estate 8.7%
Alexander & Baldwin Inc.	120	2,781
American Campus Communities Inc.	242	9,352
Camden Property Trust	164	13,841
CoreCivic Inc.	210	4,093
Coresite Realty Corp.	61	6,090
Corporate Office Properties Trust	179	4,636
Cousins Properties Inc.	745	6,466
CyrusOne Inc.	170	8,708
DCT Industrial Trust Inc.	166	9,362
	Shares/Par[1]	Value ($)
Douglas Emmett Inc.	283	10,395
Education Realty Trust Inc.	133	4,356
EPR Properties	115	6,351
First Industrial Realty Trust Inc.	213	6,230
Geo Group Inc.	218	4,468
Healthcare Realty Trust Inc.	221	6,137
Highwoods Properties Inc.	183	8,029
Hospitality Properties Trust	292	7,388
JBG Smith Properties	166	5,584
Jones Lang LaSalle Inc.	81	14,076
Kilroy Realty Corp.	175	12,432
Lamar Advertising Co. - Class A	149	9,467
LaSalle Hotel Properties	201	5,827
Liberty Property Trust	261	10,365
Life Storage Inc.	83	6,892
Mack-Cali Realty Corp.	158	2,636
Medical Properties Trust Inc.	647	8,410
National Retail Properties Inc.	273	10,711
Omega Healthcare Investors Inc. (b)	352	9,531
PotlatchDeltic Corp.	107	5,551
Quality Care Properties Inc. (a)	166	3,230
Rayonier Inc.	229	8,055
Sabra Healthcare REIT Inc.	316	5,581
Senior Housing Properties Trust	422	6,602
Tanger Factory Outlet Centers Inc. (b)	169	3,725
Taubman Centers Inc.	108	6,148
Uniti Group Inc. (b)	293	4,754
Urban Edge Properties	188	4,009
Washington Prime Group Inc. (b)	329	2,196
Weingarten Realty Investors	212	5,951
		270,416
Telecommunication Services 0.1%
Telephone & Data Systems Inc.	165	4,615
Utilities 5.3%
Allete Inc.	90	6,475
Aqua America Inc.	314	10,711
Atmos Energy Corp.	197	16,591
Black Hills Corp.	95	5,158
Great Plains Energy Inc.	382	12,130
Hawaiian Electric Industries Inc.	193	6,638
IDACORP Inc.	89	7,891
MDU Resources Group Inc.	346	9,737
National Fuel Gas Co.	152	7,800
New Jersey Resources Corp.	155	6,233
NorthWestern Corp.	88	4,709
OGE Energy Corp.	353	11,580
ONE Gas Inc.	93	6,123
PNM Resources Inc.	141	5,405
Southwest Gas Corp.	85	5,773
UGI Corp.	306	13,604
Vectren Corp.	147	9,393
Westar Energy Inc.	252	13,277
WGL Holdings Inc.	91	7,611
		166,839
Total Common Stocks (cost $2,509,063)		3,070,607
SHORT TERM INVESTMENTS 4.6%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	42,504	42,504
Securities Lending Collateral 3.1%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	97,077	97,077
Treasury Securities 0.1%
U.S. Treasury Bill
1.47%, 06/07/18 (e) (f)	1,985	1,979
Total Short Term Investments (cost $141,560)		141,560
Total Investments 103.0% (cost $2,650,623)		3,212,167
Other Derivative Instruments 0.0%		648
Other Assets and Liabilities, Net (3.0)%		(93,372)
Total Net Assets 100.0%		3,119,443

(a) Non-income producing security.

(b) All or portion of the security was on loan.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P MidCap 400 E-Mini Index	258	June 2018	50,113	648	(1,529)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 1500 Growth Index Fund
COMMON STOCKS 102.2%
Consumer Discretionary 16.3%
Amazon.com Inc. (a)	1	1,693
AMC Networks Inc. - Class A (a)	—	6
American Eagle Outfitters Inc.	—	5
Aptiv Plc	1	65
AutoZone Inc. (a)	—	23
BJ's Restaurants Inc.	—	—
Booking Holdings Inc. (a)	—	295
BorgWarner Inc.	1	19
Boyd Gaming Corp.	—	7
Brunswick Corp.	—	6
Cable One Inc.	—	6
Callaway Golf Co.	—	3
Capella Education Co.	—	1
Career Education Corp. (a)	—	1
Carmax Inc. (a)	—	15
Carnival Plc	1	34
Carter's Inc.	—	10
Cavco Industries Inc. (a)	—	4
CBS Corp. - Class B	1	24
Charter Communications Inc. - Class A (a)	1	169
Childrens Place Retail Stores Inc.	—	6
Chipotle Mexican Grill Inc. (a)	—	10
Churchill Downs Inc.	—	8
Comcast Corp. - Class A	7	231
Cracker Barrel Old Country Store Inc. (b)	—	5
Crocs Inc. (a)	—	3
D.R. Horton Inc.	1	44
Dana Holding Corp.	—	7
Darden Restaurants Inc.	—	18
Dave & Buster's Entertainment Inc. (a)	—	5
Deckers Outdoor Corp. (a)	—	5
Delphi Technologies Plc	—	12
Dine Brands Global Inc.	—	2
Dollar General Corp.	1	34
Dollar Tree Inc. (a)	1	66
Domino's Pizza Inc.	—	29
Dorman Products Inc. (a)	—	3
Dunkin' Brands Group Inc. (b)	—	15
EW Scripps Co. - Class A	—	—
Expedia Inc.	—	24
Five Below Inc. (a)	—	13
Fox Factory Holding Corp. (a)	—	4
Garmin Ltd.	—	10
Gentex Corp.	1	11
Gentherm Inc. (a)	—	3
H&R Block Inc.	1	11
HanesBrands Inc. (b)	1	9
Hasbro Inc.	—	14
Helen of Troy Ltd. (a)	—	3
Hilton Worldwide Holdings Inc.	—	19
Home Depot Inc.	4	606
ILG Inc.	—	7
Installed Building Products Inc. (a)	—	3
iRobot Corp. (a) (b)	—	5
Jack in the Box Inc.	—	6
John Wiley & Sons Inc. - Class A	—	2
KB Home	—	7
La-Z-Boy Inc.	—	3
LCI Industries	—	7
Lennar Corp. - Class A	1	28
LGI Homes Inc. (a)	—	5
Lithia Motors Inc. - Class A	—	3
Live Nation Inc. (a)	1	17
LKQ Corp. (a)	1	19
Lowe's Cos. Inc.	2	145
Lumber Liquidators Holdings Inc. (a) (b)	—	—
Marriott International Inc. - Class A	1	118
Marriott Vacations Worldwide Corp.	—	10
Mattel Inc. (b)	—	4
McDonald's Corp.	2	364
MDC Holdings Inc.	—	2
	Shares/Par[1]	Value ($)
Meredith Corp.	—	3
Meritage Homes Corp. (a)	—	2
MGM Resorts International	1	24
Michael Kors Holdings Ltd. (a)	1	26
Mohawk Industries Inc. (a)	—	28
Monarch Casino & Resort Inc. (a)	—	1
Motorcar Parts of America Inc. (a)	—	—
Nautilus Inc. (a)	—	—
Netflix Inc. (a)	1	374
New York Times Co. - Class A	1	10
Nike Inc. - Class B	3	169
Norwegian Cruise Line Holdings Ltd. (a)	1	32
NutriSystem Inc.	—	2
NVR Inc. (a)	—	28
Ollie's Bargain Outlet Holdings Inc. (a)	—	8
O'Reilly Automotive Inc. (a)	—	33
Papa John's International Inc. (b)	—	1
Penn National Gaming Inc. (a)	—	6
PetMed Express Inc. (b)	—	4
Polaris Industries Inc.	—	19
Pool Corp.	—	17
Pulte Homes Inc.	1	23
RH (a) (b)	—	6
Ross Stores Inc.	1	57
Royal Caribbean Cruises Ltd.	—	39
Ruth's Hospitality Group Inc.	—	1
Scientific Games Corp. - Class A (a)	—	6
Service Corp. International	1	20
Shake Shack Inc. - Class A (a) (b)	—	3
Shutterfly Inc. (a)	—	5
Six Flags Entertainment Corp.	—	13
Skechers U.S.A. Inc. - Class A (a)	1	15
Sleep Number Corp. (a)	—	4
Sonic Corp. (b)	—	1
Sotheby's (a)	—	6
Starbucks Corp.	3	152
Steven Madden Ltd.	—	4
Strayer Education Inc.	—	3
Sturm Ruger & Co. Inc. (b)	—	—
Tailored Brands Inc.	—	1
Tapestry Inc.	—	17
Tempur Sealy International Inc. (a) (b)	—	2
Texas Roadhouse Inc.	—	7
Thor Industries Inc.	—	17
Tiffany & Co.	—	11
TJX Cos. Inc.	1	68
Toll Brothers Inc.	1	19
TopBuild Corp. (a)	—	8
Tractor Supply Co.	—	10
TRI Pointe Homes Inc. (a)	1	7
TripAdvisor Inc. (a)	—	6
Tupperware Brands Corp.	—	2
Ulta Beauty Inc. (a)	—	25
VF Corp.	1	44
Walt Disney Co.	2	207
Wendy's Co.	—	5
William Lyon Homes - Class A (a)	—	1
Wingstop Inc.	—	3
Winnebago Industries Inc.	—	2
World Wrestling Entertainment Inc. - Class A	—	5
Wyndham Worldwide Corp.	—	33
Wynn Resorts Ltd.	—	43
Yum! Brands Inc.	1	37
		6,096
Consumer Staples 4.8%
Altria Group Inc.	3	194
B&G Foods Inc. (b)	—	2
Boston Beer Co. Inc. - Class A (a)	—	1
Brown-Forman Corp. - Class B	1	27
Calavo Growers Inc. (b)	—	5
Cal-Maine Foods Inc. (a)	—	3
Central Garden & Pet Co. (a)	—	2
Central Garden & Pet Co. - Class A (a)	—	3
Church & Dwight Co. Inc.	1	20

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Clorox Co.	—	29
Coca-Cola Bottling Co.	—	2
Coca-Cola Co.	5	219
Colgate-Palmolive Co.	1	85
Constellation Brands Inc. - Class A	1	113
Darling Ingredients Inc. (a)	—	5
Dr. Pepper Snapple Group Inc.	—	29
Energizer Holdings Inc.	—	6
Estee Lauder Cos. Inc. - Class A	1	97
Flowers Foods Inc.	—	6
General Mills Inc.	1	27
Hain Celestial Group Inc. (a)	—	4
Hershey Co.	—	21
Ingredion Inc.	—	11
Inter Parfums Inc.	—	1
J&J Snack Foods Corp.	—	3
Kellogg Co.	—	16
Kimberly-Clark Corp.	1	50
Lamb Weston Holdings Inc.	1	25
Lancaster Colony Corp.	—	3
McCormick & Co. Inc.	—	19
Medifast Inc.	—	4
MGP Ingredients Inc.	—	3
Monster Beverage Corp. (a)	1	68
Nu Skin Enterprises Inc. - Class A	—	5
PepsiCo Inc.	2	222
Philip Morris International Inc.	2	225
Procter & Gamble Co.	3	216
Sanderson Farms Inc.	—	4
Sprouts Farmers Market Inc. (a)	—	7
Tootsie Roll Industries Inc. (b)	—	—
WD-40 Co.	—	3
		1,785
Energy 0.3%
Cabot Oil & Gas Corp.	1	14
CARBO Ceramics Inc. (a) (b)	—	—
Cimarex Energy Co.	—	9
CONSOL Energy Inc. (a)	—	—
Core Laboratories NV	—	6
EOG Resources Inc.	1	63
Hess Corp.	—	12
Matador Resources Co. (a)	—	5
Ring Energy Inc. (a)	—	—
		109
Financials 6.8%
Affiliated Managers Group Inc.	—	13
Allstate Corp.	1	46
American Express Co.	1	116
Ameriprise Financial Inc.	—	44
Ameris Bancorp	—	3
Amerisafe Inc.	—	1
Aon Plc - Class A	1	60
Arthur J Gallagher & Co.	—	19
Banc of California Inc. (b)	—	—
BancorpSouth Bank	—	4
Bank of America Corp.	14	402
Bank of Hawaii Corp.	—	6
Bank of the Ozarks Inc.	1	18
Banner Corp.	—	1
BlackRock Inc.	—	114
BofI Holding Inc. (a) (b)	—	7
Brookline Bancorp Inc.	—	1
Brown & Brown Inc.	1	10
Cathay General Bancorp	—	6
CBOE Global Markets Inc.	—	36
Central Pacific Financial Corp.	—	1
Charles Schwab Corp.	4	183
City Holdings Co.	—	1
CME Group Inc.	1	106
CNO Financial Group Inc.	1	12
Columbia Banking System Inc.	—	5
Comerica Inc.	—	25
Commerce Bancshares Inc.	—	8
Cullen/Frost Bankers Inc.	—	10
	Shares/Par[1]	Value ($)
Customers Bancorp Inc. (a)	—	1
CVB Financial Corp.	—	5
Dime Community Bancshares Inc.	—	—
E*TRADE Financial Corp. (a)	1	44
East West Bancorp Inc.	1	25
Eaton Vance Corp.	1	20
eHealth Inc. (a)	—	—
Employer Holdings Inc.	—	3
Encore Capital Group Inc. (a) (b)	—	3
Evercore Inc. - Class A	—	10
FactSet Research Systems Inc.	—	24
Federated Investors Inc. - Class B	—	10
Financial Engines Inc.	—	4
First American Financial Corp.	—	11
First Commonwealth Financial Corp.	—	1
First Financial Bancorp	—	3
First Financial Bankshares Inc.	—	6
FirstCash Inc.	—	12
Glacier Bancorp Inc.	—	5
Green Bancorp Inc. (a)	—	1
Green Dot Corp. - Class A (a)	—	8
Hancock Holding Co.	—	5
Hanmi Financial Corp.	—	1
Home Bancshares Inc.	—	6
Independent Bank Corp.	—	3
Interactive Brokers Group Inc.	—	13
Intercontinental Exchange Inc.	2	122
James River Group Holdings Ltd.	—	1
Janus Henderson Group Plc	1	18
Kemper Corp.	—	8
LegacyTexas Financial Group Inc.	—	6
LendingTree Inc. (a) (b)	—	7
MarketAxess Holdings Inc.	—	23
Marsh & McLennan Cos. Inc.	1	69
MB Financial Inc.	—	6
Meta Financial Group Inc.	—	4
Moody's Corp.	1	78
MSCI Inc.	—	39
NASDAQ Inc.	—	14
National Bank Holdings Corp. - Class A	—	4
NMI Holdings Inc. - Class A (a)	—	3
Northern Trust Corp.	—	33
Northfield Bancorp Inc.	—	1
Pacific Premier Bancorp Inc. (a)	—	4
Pinnacle Financial Partners Inc.	—	7
Piper Jaffray Cos.	—	1
Primerica Inc.	—	12
Principal Financial Group Inc.	—	21
ProAssurance Corp.	—	3
Progressive Corp.	2	102
Raymond James Financial Inc.	—	15
RenaissanceRe Holdings Ltd.	—	8
RLI Corp.	—	2
S&P Global Inc.	1	142
S&T Bancorp Inc.	—	3
Seacoast Banking Corp. of Florida (a)	—	2
SEI Investments Co.	1	29
Selective Insurance Group Inc.	—	7
ServisFirst Bancshares Inc.	—	6
Signature Bank (a)	—	7
SLM Corp. (a)	1	10
Sterling Bancorp	1	10
SVB Financial Group (a)	—	37
Synovus Financial Corp.	1	18
T. Rowe Price Group Inc.	1	76
Texas Capital Bancshares Inc. (a)	—	13
Third Point Reinsurance Ltd. (a)	—	3
Tompkins Financial Corp.	—	1
Torchmark Corp.	—	12
TrustCo Bank Corp.	—	—
United Community Banks Inc.	—	3
Universal Insurance Holdings Inc.	—	3
Walker & Dunlop Inc.	—	5
Washington Federal Inc.	—	3
Webster Financial Corp.	—	9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Westamerica Bancorp (b)	—	3
Willis Towers Watson Plc	—	24
Wintrust Financial Corp.	—	7
WisdomTree Investments Inc.	—	1
		2,527
Health Care 16.9%
Abaxis Inc.	—	2
Abbott Laboratories	5	304
AbbVie Inc.	5	440
Abiomed Inc. (a)	—	35
Aetna Inc.	1	80
Agilent Technologies Inc.	1	64
Akorn Inc. (a)	—	5
Alexion Pharmaceuticals Inc. (a)	—	38
Align Technology Inc. (a)	—	54
Allscripts-Misys Healthcare Solutions Inc. (a)	—	3
Almost Family Inc. (a)	—	—
Amedisys Inc. (a)	—	6
Amgen Inc.	1	196
AMN Healthcare Services Inc. (a)	—	8
Amphastar Pharmaceuticals Inc. (a)	—	—
Analogic Corp.	—	2
ANI Pharmaceuticals Inc. (a)	—	1
Anika Therapeutics Inc. (a)	—	1
Anthem Inc.	1	86
Baxter International Inc.	1	52
Becton Dickinson & Co.	1	169
Biogen Inc. (a)	1	115
Bio-Rad Laboratories Inc. - Class A (a)	—	14
Bio-Techne Corp.	—	16
BioTelemetry Inc. (a)	—	3
Boston Scientific Corp. (a)	4	108
Bristol-Myers Squibb Co.	3	190
Cambrex Corp. (a)	—	3
Cantel Medical Corp.	—	12
Catalent Inc. (a)	1	15
Celgene Corp. (a)	2	196
Centene Corp. (a)	1	55
Cerner Corp. (a)	1	54
Charles River Laboratories International Inc. (a)	—	15
Chemed Corp.	—	13
CIGNA Corp.	1	117
Computer Programs & Systems Inc.	—	—
Conmed Corp.	—	2
Cooper Cos. Inc.	—	32
Corcept Therapeutics Inc. (a) (b)	—	5
Corvel Corp. (a)	—	1
CryoLife Inc. (a)	—	—
Cutera Inc. (a)	—	3
Cytokinetics Inc. (a)	—	—
DepoMed Inc. (a)	—	—
Eagle Pharmaceuticals Inc. (a) (b)	—	1
Edwards Lifesciences Corp. (a)	1	85
Eli Lilly & Co.	2	133
Emergent BioSolutions Inc. (a)	—	5
Enanta Pharmaceuticals Inc. (a)	—	4
Encompass Health Corp.	—	16
Ensign Group Inc.	—	3
Gilead Sciences Inc.	3	188
Globus Medical Inc. - Class A (a)	—	12
Haemonetics Corp. (a)	—	7
HCA Healthcare Inc.	1	43
HealthEquity Inc. (a)	—	8
HealthStream Inc. (a)	—	—
Heska Corp. (a)	—	1
Hill-Rom Holdings Inc.	—	16
HMS Holdings Corp. (a)	—	1
Hologic Inc. (a)	1	30
ICU Medical Inc. (a)	—	12
Idexx Laboratories Inc. (a)	—	49
Illumina Inc. (a)	1	100
Impax Laboratories Inc. (a)	—	2
Incyte Corp. (a)	1	43
Innoviva Inc. (a)	—	3
	Shares/Par[1]	Value ($)
Inogen Inc. (a)	—	7
Integer Holdings Corp. (a)	—	6
Integra LifeSciences Holdings Corp. (a)	—	7
Intuitive Surgical Inc. (a)	—	136
IQVIA Holdings Inc. (a)	—	25
Johnson & Johnson	4	541
Laboratory Corp. of America Holdings (a)	—	28
Lannett Co. Inc. (a) (b)	—	—
Lantheus Holdings Inc. (a)	—	1
LeMaitre Vascular Inc.	—	2
LHC Group Inc. (a)	—	2
Ligand Pharmaceuticals Inc. (a)	—	9
LivaNova Plc (a)	—	12
Luminex Corp.	—	1
Masimo Corp. (a)	—	13
Medicines Co. (a) (b)	—	2
Medidata Solutions Inc. (a)	—	12
Medtronic Plc	2	135
Merck & Co. Inc.	3	159
Meridian Bioscience Inc.	—	—
Merit Medical Systems Inc. (a)	—	7
Mettler-Toledo International Inc. (a)	—	41
MiMedx Group Inc. (a) (b)	—	2
Molina Healthcare Inc. (a)	—	6
Momenta Pharmaceuticals Inc. (a)	—	3
Myriad Genetics Inc. (a)	—	6
Natus Medical Inc. (a)	—	1
Nektar Therapeutics (a)	1	50
Neogen Corp. (a)	—	9
NuVasive Inc. (a)	—	6
Omnicell Inc. (a)	—	5
OraSure Technologies Inc. (a)	—	2
Orthofix International NV (a)	—	2
PerkinElmer Inc.	—	15
Perrigo Co. Plc	—	11
Pfizer Inc.	8	284
Phibro Animal Health Corp. - Class A	—	2
Prestige Brands Holdings Inc. (a)	—	3
Progenics Pharmaceuticals Inc. (a)	—	—
Providence Services Corp. (a)	—	2
Quality Systems Inc. (a)	—	3
Regeneron Pharmaceuticals Inc. (a)	—	77
Repligen Corp. (a)	—	4
ResMed Inc.	1	42
Select Medical Holdings Corp. (a)	—	2
Spectrum Pharmaceuticals Inc. (a)	—	2
Steris Plc	—	13
Stryker Corp.	1	152
Supernus Pharmaceuticals Inc. (a)	—	7
SurModics Inc. (a)	—	1
Tabula Rasa HealthCare Inc. (a)	—	1
Tactile Systems Technology Inc. (a)	—	—
Teleflex Inc.	—	34
Tenet Healthcare Corp. (a)	—	1
Thermo Fisher Scientific Inc.	1	175
Tivity Health Inc. (a)	—	3
United Therapeutics Corp. (a)	—	10
UnitedHealth Group Inc.	3	603
US Physical Therapy Inc.	—	3
Varex Imaging Corp. (a)	—	3
Varian Medical Systems Inc. (a)	—	16
Vertex Pharmaceuticals Inc. (a)	1	119
Waters Corp. (a)	—	46
WellCare Health Plans Inc. (a)	—	15
West Pharmaceutical Services Inc.	—	11
Zimmer Biomet Holdings Inc.	—	37
Zoetis Inc. - Class A	2	117
		6,329
Industrials 11.4%
3M Co.	2	381
AAON Inc.	—	3
Actuant Corp. - Class A	—	1
Aerojet Rocketdyne Holdings Inc. (a)	—	6
Aerovironment Inc. (a)	—	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Alamo Group Inc.	—	4
Albany International Corp. - Class A	—	6
Allegiant Travel Co.	—	4
Allegion Plc	—	15
American Airlines Group Inc.	1	34
American Woodmark Corp. (a)	—	5
AMETEK Inc.	1	52
AO Smith Corp.	1	27
Apogee Enterprises Inc.	—	1
Axon Enterprise Inc. (a) (b)	—	6
Barnes Group Inc.	—	8
Boeing Co.	2	529
Brady Corp. - Class A	—	3
Brink's Co.	—	12
Carlisle Cos. Inc.	—	10
Caterpillar Inc.	1	134
Cintas Corp.	—	43
Comfort Systems USA Inc.	—	6
Copart Inc. (a)	1	29
Crane Co.	—	6
CSX Corp.	3	145
Cubic Corp.	—	3
Curtiss-Wright Corp.	—	11
Deere & Co.	1	80
Deluxe Corp.	—	6
Donaldson Co. Inc.	—	10
Dover Corp.	—	25
Dun & Bradstreet Corp.	—	6
Dycom Industries Inc. (a)	—	11
Emerson Electric Co.	1	52
EnPro Industries Inc.	—	5
Equifax Inc.	—	25
ESCO Technologies Inc.	—	3
Expeditors International of Washington Inc.	—	19
Exponent Inc.	—	6
Fastenal Co.	1	26
Federal Signal Corp.	—	3
FedEx Corp.	1	97
Forrester Research Inc.	—	—
Fortive Corp.	1	46
Fortune Brands Home & Security Inc.	1	26
Forward Air Corp.	—	6
Franklin Electric Co. Inc.	—	1
General Dynamics Corp.	1	88
Graco Inc.	1	23
Granite Construction Inc.	—	5
Griffon Corp.	—	—
Harris Corp.	—	35
Harsco Corp. (a)	—	5
Healthcare Services Group Inc.	—	10
Heartland Express Inc.	—	—
Herman Miller Inc.	—	5
Hillenbrand Inc.	—	6
Honeywell International Inc.	1	187
Hubbell Inc.	—	11
Huntington Ingalls Industries Inc.	—	24
IDEX Corp.	—	32
Illinois Tool Works Inc.	1	141
Ingersoll-Rand Plc	—	26
Insperity Inc.	—	7
Interface Inc.	—	3
ITT Inc.	—	6
JB Hunt Transport Services Inc.	—	15
John Bean Technologies Corp.	—	11
Kansas City Southern	—	16
Kennametal Inc.	—	5
KLX Inc. (a)	—	12
Knight-Swift Transportation Holdings Inc. - Class A	—	9
Korn/Ferry International	—	8
Landstar System Inc.	—	10
Lennox International Inc.	—	23
Lincoln Electric Holdings Inc.	—	10
Lindsay Corp.	—	2
Lockheed Martin Corp.	1	152
Lydall Inc. (a)	—	—
	Shares/Par[1]	Value ($)
Marten Transport Ltd.	—	2
Masco Corp.	1	25
Mercury Systems Inc. (a)	—	7
Mobile Mini Inc.	—	4
Moog Inc. - Class A (a)	—	3
MSA Safety Inc.	—	6
MSC Industrial Direct Co. - Class A	—	6
Multi-Color Corp.	—	1
Nordson Corp.	—	20
Norfolk Southern Corp.	1	50
Northrop Grumman Systems Corp.	—	119
Old Dominion Freight Line Inc.	—	29
On Assignment Inc. (a)	—	12
Orbital ATK Inc.	—	23
Oshkosh Corp.	—	9
Parker Hannifin Corp.	—	38
Patrick Industries Inc. (a)	—	4
PGT Innovations Inc. (a)	—	3
Proto Labs Inc. (a)	—	8
Quanex Building Products Corp.	—	—
Raven Industries Inc.	—	4
Raytheon Co.	1	110
Republic Services Inc.	—	20
Robert Half International Inc.	—	12
Rockwell Automation Inc.	—	45
Rockwell Collins Inc.	1	64
Rollins Inc.	—	15
Roper Industries Inc.	—	83
RR Donnelley & Sons Co.	—	—
Saia Inc. (a)	—	4
Simpson Manufacturing Co. Inc.	—	7
Southwest Airlines Co.	1	60
Standex International Corp.	—	3
Stanley Black & Decker Inc.	—	45
Teledyne Technologies Inc. (a)	—	20
Tennant Co.	—	1
Terex Corp.	—	3
Tetra Tech Inc.	—	5
Timken Co.	—	4
Toro Co.	—	20
TransDigm Group Inc.	—	43
Trex Co. Inc. (a)	—	10
UniFirst Corp.	—	5
Union Pacific Corp.	1	161
United Parcel Service Inc. - Class B	1	102
United Rentals Inc. (a)	—	43
Universal Forest Products Inc.	—	2
US Ecology Inc.	—	3
Valmont Industries Inc.	—	3
Verisk Analytics Inc. (a)	—	29
Viad Corp.	—	1
Vicor Corp. (a)	—	2
Wabash National Corp.	—	3
Wabtec Corp. (b)	—	7
WageWorks Inc. (a)	—	6
Waste Management Inc.	1	97
Watsco Inc.	—	7
Watts Water Technologies Inc. - Class A	—	3
Werner Enterprises Inc.	—	2
Woodward Governor Co.	—	6
Xylem Inc.	1	27
		4,282
Information Technology 39.9%
8x8 Inc. (a)	—	3
Accenture Plc - Class A	1	174
ACI Worldwide Inc. (a)	—	5
Activision Blizzard Inc.	2	150
Acxiom Corp. (a)	—	3
Adobe Systems Inc. (a)	2	310
ADTRAN Inc.	—	1
Advanced Energy Industries Inc. (a)	—	7
Advanced Micro Devices Inc. (a) (b)	1	9
Agilysys Inc. (a)	—	—
Akamai Technologies Inc. (a)	—	13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Alarm.com Holdings Inc. (a)	—	1
Alliance Data Systems Corp.	—	17
Alphabet Inc. - Class A (a)	1	902
Alphabet Inc. - Class C (a)	1	915
Amphenol Corp. - Class A	1	76
Analog Devices Inc.	1	97
Ansys Inc. (a)	—	37
Apple Inc.	15	2,481
Applied Materials Inc.	3	171
Applied Optoelectronics Inc. (a) (b)	—	1
Autodesk Inc. (a)	1	50
Automatic Data Processing Inc.	1	147
Axcelis Technologies Inc. (a)	—	3
Badger Meter Inc.	—	3
Belden Inc.	—	3
Blackbaud Inc.	—	13
Bottomline Technologies Inc. (a)	—	3
Broadcom Ltd.	1	282
Broadridge Financial Solutions Inc.	—	36
Brooks Automation Inc.	—	6
Cabot Microelectronics Corp.	—	8
Cadence Design Systems Inc. (a)	1	30
CalAmp Corp. (a)	—	1
Cars.com Inc. (a)	—	3
CDK Global Inc.	1	24
CEVA Inc. (a)	—	3
Cirrus Logic Inc. (a)	—	7
Cisco Systems Inc.	7	277
Citrix Systems Inc. (a)	—	18
Cognex Corp.	1	25
Cognizant Technology Solutions Corp. - Class A	2	138
Coherent Inc. (a)	—	13
Cohu Inc.	—	3
CommVault Systems Inc. (a)	—	3
Control4 Corp. (a)	—	1
CoreLogic Inc. (a)	—	12
Corning Inc.	3	70
Cree Inc. (a)	—	6
CSG Systems International Inc.	—	3
CTS Corp.	—	1
Cypress Semiconductor Corp.	1	11
DST Systems Inc.	—	7
DXC Technology Co.	1	43
eBay Inc. (a)	3	109
Ebix Inc.	—	5
Electro Scientific Industries Inc. (a)	—	3
Electronic Arts Inc. (a)	1	107
ePlus Inc. (a)	—	1
EVERTEC Inc.	—	1
ExlService Holdings Inc. (a)	—	6
Extreme Networks (a)	1	4
F5 Networks Inc. (a)	—	16
Facebook Inc. - Class A (a)	7	1,115
Fair Isaac Corp. (a)	—	14
FARO Technologies Inc. (a)	—	1
Fidelity National Information Services Inc.	1	57
First Solar Inc. (a)	—	8
Fiserv Inc. (a)	1	85
FLIR Systems Inc.	—	15
FormFactor Inc. (a)	—	2
Fortinet Inc. (a)	1	22
Gartner Inc. (a)	—	31
Global Payments Inc.	1	52
II-VI Inc. (a)	—	7
Integrated Device Technology Inc. (a)	1	12
Intel Corp.	8	405
InterDigital Inc.	—	7
Intuit Inc.	1	122
IPG Photonics Corp. (a)	—	26
Itron Inc. (a)	—	3
j2 Global Inc.	—	12
Jabil Inc.	1	14
Jack Henry & Associates Inc.	—	27
Kemet Corp. (a)	—	2
Keysight Technologies Inc. (a)	—	15
	Shares/Par[1]	Value ($)
KLA-Tencor Corp.	1	50
Kopin Corp. (a)	—	—
Kulicke & Soffa Industries Inc. (a)	—	6
Lam Research Corp.	1	95
Littelfuse Inc.	—	14
LivePerson Inc. (a)	—	2
LogMeIn Inc.	—	18
Lumentum Holdings Inc. (a)	—	6
Manhattan Associates Inc. (a)	—	5
MasterCard Inc. - Class A	3	471
MAXIMUS Inc.	—	12
MaxLinear Inc. - Class A (a)	—	4
Methode Electronics Inc.	—	1
Microchip Technology Inc.	1	62
Micron Technology Inc. (a)	4	176
Microsemi Corp. (a)	1	23
Microsoft Corp.	23	2,046
MicroStrategy Inc. - Class A (a)	—	1
MKS Instruments Inc.	—	19
Monolithic Power Systems Inc.	—	12
Monotype Imaging Holdings Inc.	—	1
Motorola Solutions Inc.	1	50
Nanometrics Inc. (a)	—	1
National Instruments Corp.	—	17
NetApp Inc.	1	48
NIC Inc.	—	1
Nvidia Corp.	2	408
Oclaro Inc. (a)	—	3
Oracle Corp.	5	206
OSI Systems Inc. (a)	—	1
Park Electrochemical Corp.	—	—
Paychex Inc.	1	37
PayPal Holdings Inc. (a)	3	250
PDF Solutions Inc. (a)	—	—
Plantronics Inc.	—	3
Power Integrations Inc.	—	5
Progress Software Corp.	—	5
PTC Inc. (a)	—	16
Qorvo Inc. (a)	1	26
QUALCOMM Inc.	2	83
Qualys Inc. (a)	—	7
QuinStreet Inc. (a)	—	1
Rambus Inc. (a)	—	4
Red Hat Inc. (a)	1	77
Rogers Corp. (a)	—	6
Rudolph Technologies Inc. (a)	—	3
Sabre Corp.	—	6
Salesforce.com Inc. (a)	2	233
Semtech Corp. (a)	—	5
Shutterstock Inc. (a)	—	3
Silicon Laboratories Inc. (a)	—	12
Skyworks Solutions Inc.	1	54
SolarEdge Technologies Inc. (a)	—	4
SPS Commerce Inc. (a)	—	4
Stamps.com Inc. (a)	—	9
Symantec Corp.	1	21
Synopsys Inc. (a)	1	36
Take-Two Interactive Software Inc. (a)	—	22
TE Connectivity Ltd.	1	73
Teradata Corp. (a)	—	8
Teradyne Inc.	1	26
Texas Instruments Inc.	3	298
Total System Services Inc.	1	42
Trimble Inc. (a)	1	26
TTEC Holdings Inc.	—	1
TTM Technologies Inc. (a)	—	4
Tyler Technologies Inc. (a)	—	22
Ultimate Software Group Inc. (a)	—	20
Ultra Clean Holdings Inc. (a)	—	1
VeriSign Inc. (a) (b)	—	28
Versum Materials Inc.	—	12
ViaSat Inc. (a) (b)	—	5
Viavi Solutions Inc. (a)	—	3
Virtusa Corp. (a)	—	4
Visa Inc. - Class A	5	628

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Vishay Intertechnology Inc.	—	3
Western Union Co.	1	11
WEX Inc. (a)	—	17
Xilinx Inc.	1	33
XO Group Inc. (a)	—	1
Xperi Corp.	—	1
Zebra Technologies Corp. - Class A (a)	—	22
		14,912
Materials 1.8%
AdvanSix Inc. (a)	—	2
Air Products & Chemicals Inc.	—	37
Albemarle Corp.	—	18
American Vanguard Corp.	—	—
AptarGroup Inc.	—	7
Avery Dennison Corp.	—	28
Balchem Corp.	—	5
CF Industries Holdings Inc.	—	11
Chemours Co.	1	26
Eagle Materials Inc.	—	14
Ecolab Inc.	1	48
FMC Corp.	1	30
HB Fuller Co.	—	3
Ingevity Corp. (a)	—	8
Innospec Inc.	—	2
International Flavors & Fragrances Inc.	—	19
Koppers Holdings Inc. (a)	—	1
Kraton Corp. (a)	—	4
Louisiana-Pacific Corp.	1	13
Martin Marietta Materials Inc.	—	15
Monsanto Co.	1	77
Myers Industries Inc.	—	—
Neenah Inc.	—	1
NewMarket Corp.	—	5
Olin Corp.	—	7
Packaging Corp. of America	—	20
PolyOne Corp.	—	6
PPG Industries Inc.	—	39
Praxair Inc.	1	62
Quaker Chemical Corp.	—	3
Royal Gold Inc.	—	15
RPM International Inc.	—	7
Schweitzer-Mauduit International Inc.	—	2
Scotts Miracle-Gro Co. - Class A	—	5
Sealed Air Corp.	—	7
Sensient Technologies Corp.	—	5
Sherwin-Williams Co.	—	93
Silgan Holdings Inc.	—	2
US Concrete Inc. (a) (b)	—	2
Valvoline Inc.	—	7
Vulcan Materials Co.	—	23
		679
Real Estate 3.2%
Agree Realty Corp.	—	3
Alexandria Real Estate Equities Inc. (b)	—	19
American Assets Trust Inc.	—	1
American Tower Corp.	1	187
Apartment Investment & Management Co. - Class A	—	7
Armada Hoffler Properties Inc.	—	—
AvalonBay Communities Inc.	—	28
Boston Properties Inc.	—	25
Camden Property Trust	—	11
CareTrust REIT Inc.	—	1
CBRE Group Inc. - Class A (a)	1	42
Chesapeake Lodging Trust	—	3
Community Healthcare Trust Inc.	—	—
Coresite Realty Corp.	—	11
Corporate Office Properties Trust	—	3
Cousins Properties Inc.	1	6
Crown Castle International Corp.	1	89
CyrusOne Inc.	—	6
DCT Industrial Trust Inc.	—	14
Digital Realty Trust Inc.	1	39
Douglas Emmett Inc.	—	10
Easterly Government Properties Inc.	—	2
	Shares/Par[1]	Value ($)
EastGroup Properties Inc.	—	8
Equinix Inc.	—	95
Essex Property Trust Inc.	—	25
Extra Space Storage Inc.	1	32
Federal Realty Investment Trust	—	11
First Industrial Realty Trust Inc.	1	11
Four Corners Property Trust Inc.	—	4
Geo Group Inc.	—	3
Getty Realty Corp.	—	1
GGP Inc.	1	14
Global Net Lease Inc.	—	1
Healthcare Realty Trust Inc.	—	6
HFF Inc. - Class A	—	6
Highwoods Properties Inc.	—	6
Iron Mountain Inc.	—	11
Jones Lang LaSalle Inc.	—	13
Kilroy Realty Corp.	—	12
Lamar Advertising Co. - Class A	—	15
Lexington Realty Trust	1	5
Liberty Property Trust	—	7
Life Storage Inc.	—	6
LTC Properties Inc.	—	3
Medical Properties Trust Inc.	1	7
National Retail Properties Inc.	—	6
National Storage Affiliates Trust	—	3
PotlatchDeltic Corp.	—	6
ProLogis Inc.	2	97
PS Business Parks Inc.	—	5
Public Storage	—	50
Quality Care Properties Inc. (a)	—	3
Ramco-Gershenson Properties Trust	—	3
Rayonier Inc.	—	7
Retail Opportunity Investments Corp.	—	2
Saul Centers Inc.	—	—
SBA Communications Corp. (a)	—	58
Simon Property Group Inc.	1	68
Summit Hotel Properties Inc.	—	3
Tanger Factory Outlet Centers Inc. (b)	—	3
Taubman Centers Inc.	—	6
UDR Inc.	1	19
Uniti Group Inc. (b)	—	3
Universal Health Realty Income Trust	—	1
Urban Edge Properties	—	3
Urstadt Biddle Properties Inc. - Class A	—	—
Vornado Realty Trust	—	23
Weingarten Realty Investors	—	3
Whitestone REIT	—	—
		1,181
Telecommunication Services 0.0%
Cogent Communications Group Inc.	—	6
Vonage Holdings Corp. (a)	1	7
		13
Utilities 0.8%
Allete Inc.	—	5
American States Water Co.	—	5
American Water Works Co. Inc.	—	24
Aqua America Inc.	—	10
Avista Corp.	—	5
California Water Service Group	—	2
Dominion Energy Inc.	1	49
El Paso Electric Co.	—	3
FirstEnergy Corp.	1	19
IDACORP Inc.	—	7
NextEra Energy Inc.	1	113
Northwest Natural Gas Co.	—	3
NRG Energy Inc.	1	14
ONE Gas Inc.	—	5
PNM Resources Inc.	—	5
South Jersey Industries Inc.	—	3
Southwest Gas Corp.	—	6
Vectren Corp.	—	11
WEC Energy Group Inc.	1	25

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
WGL Holdings Inc.	—	6
		320
Total Common Stocks (cost $38,125)		38,233
INVESTMENT COMPANIES 0.3%
iShares S&P 400 Growth Index Fund	—	8
iShares S&P 500 Growth Index Fund	1	108
iShares S&P Small-Cap 600 Growth ETF	—	3
Total Investment Companies (cost $123)		119
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	676	676
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	121	121
	Shares/Par[1]	Value ($)
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (e) (f)	8	8
Total Short Term Investments (cost $805)		805
Total Investments 104.7% (cost $39,053)		39,157
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (4.7)%		(1,764)
Total Net Assets 100.0%		37,395

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	1	June 2018	139	2	(7)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 1500 Value Index Fund
COMMON STOCKS 108.1%
Consumer Discretionary 9.9%
Aaron's Inc.	—	4
Abercrombie & Fitch Co. - Class A	—	2
Adtalem Global Education Inc. (a)	—	3
Advance Auto Parts Inc.	—	11
AMC Networks Inc. - Class A (a)	—	1
American Axle & Manufacturing Holdings Inc. (a)	—	2
American Eagle Outfitters Inc.	—	2
American Public Education Inc. (a)	—	1
Asbury Automotive Group Inc. (a)	—	2
Ascena Retail Group Inc. (a)	—	—
AutoNation Inc. (a)	—	3
AutoZone Inc. (a)	—	12
Barnes & Noble Education Inc. (a)	—	—
Barnes & Noble Inc.	—	—
Bed Bath & Beyond Inc.	—	4
Belmond Ltd. - Class A (a)	—	1
Best Buy Co. Inc.	1	22
Big 5 Sporting Goods Corp. (b)	—	—
Big Lots Inc.	—	2
Biglari Holdings Inc. (a)	—	—
BJ's Restaurants Inc.	—	—
BorgWarner Inc.	—	4
Brinker International Inc. (b)	—	2
Brunswick Corp.	—	3
Buckle Inc. (b)	—	1
Cable One Inc.	—	1
Caleres Inc.	—	2
Callaway Golf Co.	—	1
Capella Education Co.	—	1
Career Education Corp. (a)	—	—
Carmax Inc. (a) (b)	—	7
Carnival Plc	—	18
Carter's Inc.	—	2
Cato Corp. - Class A	—	—
CBS Corp. - Class B	—	12
Cheesecake Factory Inc. (b)	—	3
Chico's FAS Inc.	—	2
Childrens Place Retail Stores Inc.	—	1
Chipotle Mexican Grill Inc. (a)	—	6
Chuy's Holdings Inc. (a)	—	1
Cinemark Holdings Inc.	—	5
Comcast Corp. - Class A	3	96
Cooper Tire & Rubber Co.	—	2
Cooper-Standard Holding Inc. (a)	—	2
Core-Mark Holding Co. Inc.	—	1
Cracker Barrel Old Country Store Inc. (b)	—	3
Crocs Inc. (a)	—	—
Dana Holding Corp.	—	2
Darden Restaurants Inc.	—	5
Deckers Outdoor Corp. (a)	—	2
Dick's Sporting Goods Inc.	—	4
Dillard's Inc. - Class A (b)	—	2
Dine Brands Global Inc.	—	1
Discovery Communications Inc. - Class A (a) (b)	—	4
Discovery Communications Inc. - Class C (a)	1	7
DISH Network Corp. - Class A (a)	—	11
Dollar General Corp.	—	15
Dorman Products Inc. (a)	—	2
DSW Inc. - Class A	—	2
El Pollo Loco Holdings Inc. (a)	—	—
Ethan Allen Interiors Inc.	—	1
EW Scripps Co. - Class A	—	—
Expedia Inc.	—	7
Express Inc. (a)	—	1
Fiesta Restaurant Group Inc. (a)	—	1
Finish Line Inc. - Class A (b)	—	1
Foot Locker Inc.	—	7
Ford Motor Co.	5	52
Fossil Group Inc. (a) (b)	—	1
Francesca's Holdings Corp. (a)	—	—
Fred's Inc. - Class A (b)	—	—
	Shares/Par[1]	Value ($)
FTD Cos. Inc. (a)	—	—
GameStop Corp. - Class A (b)	—	1
Gannett Co. Inc.	—	1
Gap Inc.	—	8
Garmin Ltd.	—	4
General Motors Co.	2	56
Genesco Inc. (a)	—	1
Gentex Corp.	—	3
Gentherm Inc. (a)	—	1
Genuine Parts Co.	—	16
G-III Apparel Group Ltd. (a)	—	2
Goodyear Tire & Rubber Co.	—	7
Graham Holdings Co.	—	4
Group 1 Automotive Inc.	—	1
Guess Inc.	—	1
H&R Block Inc.	—	2
HanesBrands Inc. (b)	—	4
Harley-Davidson Inc. (b)	—	8
Hasbro Inc.	—	5
Haverty Furniture Cos. Inc.	—	1
Helen of Troy Ltd. (a)	—	2
Hibbett Sports Inc. (a)	—	—
Hilton Worldwide Holdings Inc.	—	12
ILG Inc.	—	1
International Speedway Corp. - Class A	—	1
Interpublic Group of Cos. Inc.	1	11
J.C. Penney Co. Inc. (a) (b)	—	1
Jack in the Box Inc.	—	1
John Wiley & Sons Inc. - Class A	—	2
Kirkland's Inc. (a)	—	—
Kohl's Corp.	—	13
La-Z-Boy Inc.	—	1
Leggett & Platt Inc.	—	7
Lennar Corp. - Class A	—	8
Limited Brands Inc.	—	11
Lithia Motors Inc. - Class A	—	1
LKQ Corp. (a)	—	6
Lowe's Cos. Inc.	1	28
Lumber Liquidators Holdings Inc. (a) (b)	—	—
M/I Homes Inc. (a)	—	1
Macy's Inc.	1	11
Marcus Corp.	—	1
MarineMax Inc. (a)	—	—
Mattel Inc. (b)	—	4
MDC Holdings Inc.	—	1
Meredith Corp.	—	1
Meritage Homes Corp. (a)	—	1
MGM Resorts International	1	12
Michaels Cos. Inc. (a)	—	3
Mohawk Industries Inc. (a)	—	7
Monro Inc.	—	2
Motorcar Parts of America Inc. (a)	—	—
Movado Group Inc.	—	1
Murphy USA Inc. (a)	—	3
Nautilus Inc. (a)	—	—
New Media Investment Group Inc.	—	1
Newell Brands Inc.	1	15
News Corp. - Class A	1	7
News Corp. - Class B	—	3
Nike Inc. - Class B	1	35
Nordstrom Inc.	—	7
Office Depot Inc.	1	1
Omnicom Group Inc.	—	20
O'Reilly Automotive Inc. (a)	—	12
Oxford Industries Inc.	—	2
Papa John's International Inc. (b)	—	1
Perry Ellis International Inc. (a)	—	—
PVH Corp.	—	14
Ralph Lauren Corp. - Class A	—	8
Red Robin Gourmet Burgers Inc. (a)	—	1
Regis Corp. (a)	—	1
Rent-A-Center Inc. (b)	—	1
Ross Stores Inc.	—	12
Royal Caribbean Cruises Ltd.	—	8
Sally Beauty Holdings Inc. (a)	—	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Scholastic Corp.	—	1
Shoe Carnival Inc.	—	—
Shutterfly Inc. (a)	—	1
Signet Jewelers Ltd.	—	3
Sonic Automotive Inc. - Class A	—	1
Sonic Corp. (b)	—	1
Standard Motor Products Inc.	—	1
Starbucks Corp.	1	36
Steven Madden Ltd.	—	2
Strayer Education Inc.	—	—
Sturm Ruger & Co. Inc. (b)	—	1
Superior Industries International Inc.	—	—
Tailored Brands Inc.	—	1
Tapestry Inc.	—	11
Target Corp.	1	46
Tegna Inc.	—	3
Tempur Sealy International Inc. (a)	—	2
Texas Roadhouse Inc.	—	2
Tiffany & Co.	—	7
Tile Shop Holdings Inc.	—	—
Time Warner Inc.	1	89
TJX Cos. Inc.	1	34
Tractor Supply Co.	—	5
TripAdvisor Inc. (a)	—	3
Tupperware Brands Corp.	—	2
Twenty-First Century Fox Inc. - Class A	1	47
Twenty-First Century Fox Inc. - Class B	1	19
Ulta Beauty Inc. (a)	—	4
Under Armour Inc. - Class A (a) (b)	—	4
Under Armour Inc. - Class C (a) (b)	—	3
Unifi Inc. (a)	—	1
Universal Electronics Inc. (a)	—	1
Urban Outfitters Inc. (a)	—	3
Vera Bradley Inc. (a)	—	—
VF Corp.	—	11
Viacom Inc. - Class B	1	13
Vista Outdoor Inc. (a)	—	1
Vitamin Shoppe Inc. (a) (b)	—	—
Walt Disney Co.	1	97
Wendy's Co.	—	2
Whirlpool Corp.	—	13
William Lyon Homes - Class A (a)	—	—
Williams-Sonoma Inc. (b)	—	5
Wolverine World Wide Inc.	—	4
Yum! Brands Inc.	—	19
Zumiez Inc. (a)	—	—
		1,306
Consumer Staples 10.8%
Altria Group Inc.	1	63
Andersons Inc.	—	1
Archer-Daniels-Midland Co.	1	29
Avon Products Inc. (a)	1	1
B&G Foods Inc. (b)	—	1
Boston Beer Co. Inc. - Class A (a)	—	1
Brown-Forman Corp. - Class B	—	6
Cal-Maine Foods Inc. (a)	—	1
Campbell Soup Co.	—	10
Casey's General Stores Inc.	—	5
Church & Dwight Co. Inc.	—	7
Clorox Co.	—	9
Coca-Cola Co.	3	111
Colgate-Palmolive Co.	1	40
ConAgra Brands Inc.	1	18
Costco Wholesale Corp.	1	100
Coty Inc. - Class A	1	11
CVS Health Corp.	1	77
Darling Ingredients Inc. (a)	—	2
Dean Foods Co.	—	1
Dr. Pepper Snapple Group Inc.	—	13
Edgewell Personal Care Co. (a)	—	3
Energizer Holdings Inc.	—	2
Flowers Foods Inc.	—	2
General Mills Inc.	1	20
Hain Celestial Group Inc. (a)	—	2
	Shares/Par[1]	Value ($)
Hershey Co.	—	8
Hormel Foods Corp.	1	11
Ingredion Inc.	—	6
J&J Snack Foods Corp.	—	1
JM Smucker Co.	—	17
John B. Sanfilippo & Son Inc.	—	1
Kellogg Co.	—	13
Kimberly-Clark Corp.	—	26
Kraft Heinz Foods Co.	1	45
Kroger Co.	1	26
Lancaster Colony Corp.	—	1
McCormick & Co. Inc.	—	8
Molson Coors Brewing Co. - Class B	—	17
Mondelez International Inc. - Class A	2	75
Nu Skin Enterprises Inc. - Class A	—	2
PepsiCo Inc.	1	96
Philip Morris International Inc.	1	94
Post Holdings Inc. (a)	—	6
Procter & Gamble Co.	2	153
Sanderson Farms Inc.	—	1
Seneca Foods Corp. - Class A (a)	—	—
SpartanNash Co.	—	—
Supervalu Inc. (a) (b)	—	1
Sysco Corp.	1	35
Tootsie Roll Industries Inc. (b)	—	—
TreeHouse Foods Inc. (a)	—	2
Tyson Foods Inc. - Class A	1	26
United Natural Foods Inc. (a)	—	3
Universal Corp.	—	2
Walgreens Boots Alliance Inc.	1	68
Walmart Inc.	2	156
WD-40 Co.	—	1
		1,437
Energy 12.4%
Anadarko Petroleum Corp.	1	40
Andeavor Corp.	—	17
Apache Corp.	1	17
Archrock Inc.	—	1
Baker Hughes a GE Co. LLC - Class A	1	14
Bristow Group Inc. (b)	—	1
Cabot Oil & Gas Corp.	—	7
Callon Petroleum Co. (a)	—	4
CARBO Ceramics Inc. (a) (b)	—	—
Carrizo Oil & Gas Inc. (a)	—	2
Chesapeake Energy Corp. (a) (b)	1	3
Chevron Corp.	3	264
Cimarex Energy Co.	—	7
Cloud Peak Energy Inc. (a)	—	—
CNX Resources Corp. (a)	—	4
Concho Resources Inc. (a)	—	27
ConocoPhillips Co.	2	84
CONSOL Energy Inc. (a)	—	—
Core Laboratories NV	—	3
Denbury Resources Inc. (a)	1	1
Devon Energy Corp.	1	20
Diamond Offshore Drilling Inc. (a) (b)	—	2
Dril-Quip Inc. (a)	—	2
Energen Corp. (a)	—	8
Ensco Plc - Class A	1	3
EOG Resources Inc.	1	48
EQT Corp.	—	14
Era Group Inc. (a)	—	—
Exterran Corp. (a)	—	1
Exxon Mobil Corp.	5	383
Geospace Technologies Corp. (a)	—	—
Green Plains Renewable Energy Inc.	—	1
Gulf Island Fabrication Inc.	—	—
Gulfport Energy Corp. (a)	—	2
Halliburton Co.	1	50
Helix Energy Solutions Group Inc. (a)	—	1
Helmerich & Payne Inc.	—	8
Hess Corp.	—	11
HighPoint Resources Corp. (a)	—	1
HollyFrontier Corp.	—	11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Kinder Morgan Inc.	2	35
Marathon Oil Corp.	1	17
Marathon Petroleum Corp.	1	42
Matador Resources Co. (a)	—	2
Matrix Service Co. (a)	—	1
McDermott International Inc. (a)	—	2
Murphy Oil Corp.	—	5
Nabors Industries Ltd.	1	3
National Oilwell Varco Inc.	1	17
Newfield Exploration Co. (a)	—	6
Newpark Resources Inc. (a)	—	1
Noble Corp. Plc (a)	1	1
Noble Energy Inc.	1	18
Occidental Petroleum Corp.	1	60
Oceaneering International Inc.	—	3
Oil States International Inc. (a)	—	2
ONEOK Inc.	1	28
Par Pacific Holdings Inc. (a)	—	1
Patterson-UTI Energy Inc.	—	5
PBF Energy Inc. - Class A	—	4
PDC Energy Inc. (a)	—	4
Phillips 66	1	49
Pioneer Energy Services Corp. (a)	—	—
Pioneer Natural Resources Co.	—	36
QEP Resources Inc. (a)	1	3
Range Resources Corp.	—	4
REX Stores Corp. (a)	—	—
Ring Energy Inc. (a)	—	—
Rowan Cos. Plc - Class A (a)	—	1
Schlumberger Ltd.	2	109
SEACOR Holdings Inc. (a)	—	1
SM Energy Co.	—	2
Southwestern Energy Co. (a)	1	2
SRC Energy Inc. (a)	1	3
Superior Energy Services Inc. (a)	—	2
TechnipFMC Plc	1	15
Tetra Technologies Inc. (a)	—	1
Transocean Ltd. (a)	1	5
Unit Corp. (a)	—	1
US Silica Holdings Inc.	—	3
Valero Energy Corp.	1	49
Williams Cos. Inc.	1	25
World Fuel Services Corp.	—	2
WPX Energy Inc. (a)	1	7
		1,639
Financials 26.3%
Affiliated Managers Group Inc.	—	7
Aflac Inc.	1	41
Alleghany Corp.	—	11
Allstate Corp.	—	22
American Equity Investment Life Holding Co.	—	3
American Express Co.	1	33
American Financial Group Inc.	—	10
American International Group Inc.	1	59
Ameriprise Financial Inc.	—	8
Ameris Bancorp	—	1
Amerisafe Inc.	—	1
Aon Plc - Class A	—	17
Arthur J Gallagher & Co.	—	7
Aspen Insurance Holdings Ltd.	—	3
Associated Bancorp	—	5
Assurant Inc.	—	6
Banc of California Inc. (b)	—	—
BancorpSouth Bank	—	2
Bank of America Corp.	6	181
Bank of Hawaii Corp.	—	2
Bank of New York Mellon Corp. (c)	1	63
Banner Corp.	—	1
BB&T Corp.	1	49
Berkshire Hathaway Inc. - Class B (a)	3	465
BlackRock Inc.	—	33
Boston Private Financial Holdings Inc.	—	1
Brighthouse Financial Inc. (a)	—	6
Brookline Bancorp Inc.	—	1
	Shares/Par[1]	Value ($)
Brown & Brown Inc.	—	3
Capital One Financial Corp.	1	57
Cathay General Bancorp	—	1
Central Pacific Financial Corp.	—	—
Chemical Financial Corp.	—	5
Chubb Ltd.	1	77
Cincinnati Financial Corp.	—	14
Citigroup Inc.	3	210
Citizens Financial Group Inc.	1	25
City Holdings Co.	—	1
CME Group Inc.	—	22
Columbia Banking System Inc.	—	2
Comerica Inc.	—	10
Commerce Bancshares Inc.	—	3
Community Bank System Inc.	—	3
Cullen/Frost Bankers Inc.	—	4
Customers Bancorp Inc. (a)	—	1
CVB Financial Corp.	—	1
Dime Community Bancshares Inc.	—	1
Discover Financial Services	1	31
Donnelley Financial Solutions Inc. (a)	—	1
eHealth Inc. (a)	—	—
Employer Holdings Inc.	—	1
Encore Capital Group Inc. (a) (b)	—	—
Enova International Inc. (a)	—	1
Everest Re Group Ltd.	—	13
Ezcorp Inc. - Class A (a)	—	1
Fidelity Southern Corp.	—	1
Fifth Third Bancorp	1	27
Financial Engines Inc.	—	2
First American Financial Corp.	—	3
First Bancorp Inc. (a)	—	1
First Commonwealth Financial Corp.	—	1
First Financial Bancorp	—	1
First Financial Bankshares Inc.	—	1
First Horizon National Corp.	1	8
First Midwest Bancorp Inc.	—	3
FNB Corp.	1	5
Franklin Resources Inc.	1	14
Fulton Financial Corp.	—	4
Genworth Financial Inc. - Class A (a)	1	2
Glacier Bancorp Inc.	—	2
Goldman Sachs Group Inc.	1	108
Great Western Bancorp Inc.	—	3
Green Bancorp Inc. (a)	—	—
Greenhill & Co. Inc. (b)	—	—
Hancock Holding Co.	—	3
Hanmi Financial Corp.	—	1
Hanover Insurance Group Inc.	—	6
Hartford Financial Services Group Inc.	1	22
HCI Group Inc.	—	—
Home Bancshares Inc.	—	2
HomeStreet Inc. (a)	—	1
Hope Bancorp Inc.	—	3
Horace Mann Educators Corp.	—	2
Huntington Bancshares Inc.	2	20
Independent Bank Corp.	—	1
Infinity Property & Casualty Corp.	—	2
International Bancshares Corp.	—	2
INTL FCStone Inc. (a)	—	1
Invesco Ltd.	1	15
Investment Technology Group Inc.	—	1
James River Group Holdings Ltd.	—	—
JPMorgan Chase & Co.	4	457
KeyCorp	1	25
Legg Mason Inc.	—	4
Leucadia National Corp.	1	9
Lincoln National Corp.	—	19
Loews Corp.	1	16
M&T Bank Corp.	—	34
Maiden Holdings Ltd.	—	—
Marsh & McLennan Cos. Inc.	—	22
MB Financial Inc.	—	2
Mercury General Corp.	—	2
MetLife Inc.	1	58

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Morgan Stanley	2	90
NASDAQ Inc.	—	6
Navient Corp.	—	4
Navigators Group Inc.	—	2
NBT Bancorp Inc.	—	2
New York Community Bancorp Inc.	1	8
Northern Trust Corp.	—	12
Northfield Bancorp Inc.	—	—
Northwest Bancshares Inc.	—	2
OFG Bancorp	—	1
Old National Bancorp	—	3
Old Republic International Corp.	—	7
Opus Bank	—	1
Oritani Financial Corp.	—	1
PacWest Bancorp	—	7
People's United Financial Inc.	1	8
Pinnacle Financial Partners Inc.	—	2
Piper Jaffray Cos.	—	1
PNC Financial Services Group Inc.	1	87
PRA Group Inc. (a)	—	2
Principal Financial Group Inc.	—	11
ProAssurance Corp.	—	2
Prosperity Bancshares Inc.	—	6
Provident Financial Services Inc.	—	2
Prudential Financial Inc.	1	53
Raymond James Financial Inc.	—	8
Regions Financial Corp.	2	25
Reinsurance Group of America Inc.	—	12
RenaissanceRe Holdings Ltd.	—	4
RLI Corp.	—	2
S&T Bancorp Inc.	—	1
Safety Insurance Group Inc.	—	2
Seacoast Banking Corp. of Florida (a)	—	—
Selective Insurance Group Inc.	—	2
Signature Bank (a)	—	6
Simmons First National Corp. - Class A	—	3
SLM Corp. (a)	—	2
Southside Bancshares Inc.	—	1
State Street Corp.	1	44
Sterling Bancorp	—	2
Stewart Information Services Corp.	—	1
Stifel Financial Corp.	—	5
SunTrust Banks Inc.	1	39
Synchrony Financial	1	29
TCF Financial Corp.	—	5
Tompkins Financial Corp.	—	—
Torchmark Corp.	—	6
Travelers Cos. Inc.	1	46
TrustCo Bank Corp.	—	—
Trustmark Corp.	—	3
U.S. Bancorp	2	96
UMB Financial Corp.	—	3
Umpqua Holdings Corp.	—	6
United Bankshares Inc.	—	4
United Community Banks Inc.	—	1
United Fire Group Inc.	—	1
United Insurance Holdings Corp.	—	1
Universal Insurance Holdings Inc.	—	—
Unum Group	—	12
Valley National Bancorp	—	4
Virtus Investment Partners Inc.	—	1
Waddell & Reed Financial Inc. - Class A	—	2
Washington Federal Inc.	—	2
Webster Financial Corp.	—	2
Wells Fargo & Co.	6	279
Westamerica Bancorp (b)	—	1
Willis Towers Watson Plc	—	14
Wintrust Financial Corp.	—	3
WisdomTree Investments Inc.	—	1
World Acceptance Corp. (a)	—	1
WR Berkley Corp.	—	8
XL Group Ltd.	—	17
Zions Bancorp	—	13
		3,482
	Shares/Par[1]	Value ($)
Health Care 10.4%
Abaxis Inc.	—	1
Acadia HealthCare Co. Inc. (a)	—	4
Aceto Corp.	—	—
Acorda Therapeutics Inc. (a)	—	1
Aetna Inc.	—	34
Alexion Pharmaceuticals Inc. (a)	—	14
Allergan Plc	1	67
Allscripts-Misys Healthcare Solutions Inc. (a)	—	1
AMAG Pharmaceuticals Inc. (a) (b)	—	1
AmerisourceBergen Corp.	—	17
Amgen Inc.	1	57
Amphastar Pharmaceuticals Inc. (a)	—	—
Analogic Corp.	—	1
AngioDynamics Inc. (a)	—	1
Anika Therapeutics Inc. (a)	—	1
Anthem Inc.	—	32
Baxter International Inc.	—	17
Biogen Inc. (a)	—	22
Bristol-Myers Squibb Co.	1	46
Cambrex Corp. (a)	—	1
Cardinal Health Inc.	1	24
Community Health Systems Inc. (a)	—	1
Computer Programs & Systems Inc.	—	—
Conmed Corp.	—	1
Cross Country Healthcare Inc. (a)	—	1
CryoLife Inc. (a)	—	—
Cytokinetics Inc. (a)	—	—
Danaher Corp.	1	73
DaVita Inc. (a)	—	11
Dentsply Sirona Inc.	—	14
DepoMed Inc. (a)	—	—
Diplomat Pharmacy Inc. (a)	—	1
Eli Lilly & Co.	1	35
Endo International Plc (a)	—	1
Ensign Group Inc.	—	1
Envision Healthcare Corp. (a)	—	6
Express Scripts Holding Co. (a)	1	47
Gilead Sciences Inc.	1	42
Haemonetics Corp. (a)	—	2
Halyard Health Inc. (a)	—	2
HCA Healthcare Inc.	—	15
HealthStream Inc. (a)	—	—
Henry Schein Inc. (a)	—	13
HMS Holdings Corp. (a)	—	1
Humana Inc.	—	45
Impax Laboratories Inc. (a)	—	1
Integra LifeSciences Holdings Corp. (a)	—	2
Invacare Corp.	—	1
IQVIA Holdings Inc. (a)	—	7
Johnson & Johnson	2	192
Kindred Healthcare Inc.	—	1
Laboratory Corp. of America Holdings (a)	—	8
Lannett Co. Inc. (a) (b)	—	—
Lifepoint Health Inc. (a)	—	2
Luminex Corp.	—	1
Magellan Health Services Inc. (a)	—	3
Mallinckrodt Plc (a)	—	2
McKesson Corp.	—	35
Medicines Co. (a) (b)	—	1
MEDNAX Inc. (a)	—	7
Medtronic Plc	1	75
Merck & Co. Inc.	2	112
Meridian Bioscience Inc.	—	1
Molina Healthcare Inc. (a)	—	2
Mylan NV (a)	1	26
Natus Medical Inc. (a)	—	—
NuVasive Inc. (a)	—	1
Owens & Minor Inc.	—	1
Patterson Cos. Inc.	—	2
PerkinElmer Inc.	—	4
Perrigo Co. Plc	—	8
Pfizer Inc.	4	138
Prestige Brands Holdings Inc. (a)	—	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Progenics Pharmaceuticals Inc. (a)	—	—
Quest Diagnostics Inc.	—	16
Quorum Health Corp. (a)	—	—
Select Medical Holdings Corp. (a)	—	1
Spectrum Pharmaceuticals Inc. (a)	—	1
Steris Plc	—	3
Syneos Health Inc. - Class A (a)	—	2
Tactile Systems Technology Inc. (a)	—	—
Tenet Healthcare Corp. (a)	—	1
Thermo Fisher Scientific Inc.	—	28
United Therapeutics Corp. (a)	—	1
Universal Health Services Inc. - Class B	—	13
US Physical Therapy Inc.	—	—
Varex Imaging Corp. (a)	—	1
Varian Medical Systems Inc. (a)	—	6
WellCare Health Plans Inc. (a)	—	4
West Pharmaceutical Services Inc.	—	3
Zimmer Biomet Holdings Inc.	—	12
		1,380
Industrials 11.3%
AAON Inc.	—	1
AAR Corp.	—	2
ABM Industries Inc.	—	2
Actuant Corp. - Class A	—	1
Acuity Brands Inc.	—	7
AECOM (a)	—	7
Aegion Corp. (a)	—	1
AGCO Corp.	—	5
Alaska Air Group Inc.	—	9
Allegiant Travel Co.	—	1
Allegion Plc	—	3
American Airlines Group Inc.	—	12
Apogee Enterprises Inc.	—	1
Applied Industrial Technologies Inc.	—	3
ArcBest Corp.	—	1
Arconic Inc.	1	12
Astec Industries Inc.	—	1
Atlas Air Worldwide Holdings Inc. (a)	—	2
Avis Budget Group Inc. (a) (b)	—	4
AZZ Inc.	—	1
Brady Corp. - Class A	—	1
Briggs & Stratton Corp.	—	1
C.H. Robinson Worldwide Inc.	—	16
Carlisle Cos. Inc.	—	4
Caterpillar Inc.	1	51
Chart Industries Inc. (a)	—	2
CIRCOR International Inc.	—	1
Clean Harbors Inc. (a)	—	3
Crane Co.	—	4
Cubic Corp.	—	1
Cummins Inc.	—	31
Curtiss-Wright Corp.	—	3
Deere & Co.	—	27
Delta Air Lines Inc.	1	43
Deluxe Corp.	—	2
Donaldson Co. Inc.	—	3
Dover Corp.	—	8
Dun & Bradstreet Corp.	—	2
DXP Enterprises Inc. (a)	—	1
Eaton Corp. Plc	1	43
Echo Global Logistics Inc. (a)	—	1
EMCOR Group Inc.	—	5
Emerson Electric Co.	1	31
Encore Wire Corp.	—	2
EnerSys Inc.	—	3
Engility Holdings Inc. (a)	—	—
Equifax Inc.	—	7
ESCO Technologies Inc.	—	1
Essendant Inc.	—	—
Esterline Technologies Corp. (a)	—	2
Expeditors International of Washington Inc.	—	6
Fastenal Co.	—	8
Federal Signal Corp.	—	1
FedEx Corp.	—	31
	Shares/Par[1]	Value ($)
Flowserve Corp.	—	7
Fluor Corp.	—	10
Fortive Corp.	—	9
Franklin Electric Co. Inc.	—	1
FTI Consulting Inc. (a)	—	2
GATX Corp.	—	3
General Cable Corp.	—	2
General Dynamics Corp.	—	37
General Electric Co.	11	142
Genesee & Wyoming Inc. - Class A (a)	—	5
Gibraltar Industries Inc. (a)	—	1
Granite Construction Inc.	—	1
Greenbrier Cos. Inc. (b)	—	2
Griffon Corp.	—	—
Harris Corp.	—	8
Hawaiian Holdings Inc.	—	2
Heartland Express Inc.	—	1
Heidrick & Struggles International Inc.	—	1
Hillenbrand Inc.	—	2
HNI Corp.	—	2
Honeywell International Inc.	1	54
HUB Group Inc. - Class A (a)	—	2
Hubbell Inc.	—	3
Huntington Ingalls Industries Inc.	—	4
IHS Markit Ltd. (a)	1	21
Ingersoll-Rand Plc	—	15
Insteel Industries Inc.	—	1
ITT Inc.	—	2
Jacobs Engineering Group Inc.	—	8
JB Hunt Transport Services Inc.	—	5
JetBlue Airways Corp. (a)	1	8
Johnson Controls International Plc	1	40
Kaman Corp.	—	2
Kansas City Southern	—	8
KBR Inc.	—	3
Kelly Services Inc. - Class A	—	1
Kennametal Inc.	—	2
Kirby Corp. (a)	—	5
Knight-Swift Transportation Holdings Inc. - Class A	—	3
L3 Technologies Inc.	—	20
Landstar System Inc.	—	2
Lincoln Electric Holdings Inc.	—	3
Lindsay Corp.	—	1
Lockheed Martin Corp.	—	39
LSC Communications Inc.	—	1
Lydall Inc. (a)	—	—
Manpower Inc.	—	9
Marten Transport Ltd.	—	—
Masco Corp.	—	5
Matson Inc.	—	1
Matthews International Corp. - Class A	—	2
Mobile Mini Inc.	—	1
Moog Inc. - Class A (a)	—	2
MSA Safety Inc.	—	1
MSC Industrial Direct Co. - Class A	—	3
Mueller Industries Inc.	—	2
Multi-Color Corp.	—	—
MYR Group Inc. (a)	—	1
National Presto Industries Inc. (b)	—	1
Navigant Consulting Inc. (a)	—	1
Nielsen Holdings Plc	1	13
Norfolk Southern Corp.	—	26
Northrop Grumman Systems Corp.	—	23
NOW Inc. (a) (b)	—	1
Orion Group Holdings Inc. (a)	—	—
Oshkosh Corp.	—	3
PACCAR Inc.	1	28
Parker Hannifin Corp.	—	12
Pentair Plc	—	14
Pitney Bowes Inc.	—	2
Powell Industries Inc.	—	—
Quanex Building Products Corp.	—	—
Quanta Services Inc. (a)	—	7
Raytheon Co.	—	30
Regal-Beloit Corp.	—	4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Republic Services Inc.	—	9
Resources Connection Inc.	—	1
Roadrunner Transportation Systems Inc. (a)	—	—
Robert Half International Inc.	—	4
Rockwell Automation Inc.	—	8
RR Donnelley & Sons Co.	—	—
Ryder System Inc.	—	5
Saia Inc. (a)	—	1
SkyWest Inc.	—	4
Snap-On Inc.	—	10
Southwest Airlines Co.	—	13
SPX Corp. (a)	—	2
SPX Flow Technology USA Inc. (a)	—	3
Standex International Corp.	—	1
Stanley Black & Decker Inc.	—	9
Stericycle Inc. (a)	—	6
Team Inc. (a) (b)	—	—
Tennant Co.	—	1
Terex Corp.	—	2
Tetra Tech Inc.	—	1
Textron Inc.	—	18
Timken Co.	—	2
Titan International Inc.	—	1
Trinity Industries Inc.	—	6
Triumph Group Inc.	—	1
TrueBlue Inc. (a)	—	1
UniFirst Corp.	—	2
Union Pacific Corp.	1	62
United Continental Holdings Inc. (a)	—	20
United Parcel Service Inc. - Class B	1	45
United Technologies Corp.	1	113
Universal Forest Products Inc.	—	1
US Ecology Inc.	—	—
Valmont Industries Inc.	—	2
Verisk Analytics Inc. (a)	—	7
Veritiv Corp. (a)	—	1
Viad Corp.	—	—
Wabash National Corp.	—	1
Wabtec Corp. (b)	—	5
Watsco Inc.	—	3
Watts Water Technologies Inc. - Class A	—	1
Werner Enterprises Inc.	—	1
Woodward Governor Co.	—	2
WW Grainger Inc.	—	18
Xylem Inc.	—	5
		1,502
Information Technology 8.1%
3D Systems Corp. (a) (b)	—	2
8x8 Inc. (a)	—	1
Accenture Plc - Class A	—	43
ACI Worldwide Inc. (a)	—	2
Acxiom Corp. (a)	—	1
ADTRAN Inc.	—	—
Advanced Micro Devices Inc. (a) (b)	1	6
Agilysys Inc. (a)	—	—
Akamai Technologies Inc. (a)	—	9
Alarm.com Holdings Inc. (a)	—	—
Alliance Data Systems Corp.	—	5
Anixter International Inc. (a)	—	3
ARRIS International Plc (a)	—	5
Arrow Electronics Inc. (a)	—	8
Autodesk Inc. (a)	—	13
Avnet Inc.	—	6
Badger Meter Inc.	—	1
Bel Fuse Inc. - Class B	—	—
Belden Inc.	—	2
Benchmark Electronics Inc.	—	2
Blucora Inc. (a)	—	2
CA Inc.	1	13
CACI International Inc. - Class A (a)	—	4
Cardtronics Plc - Class A (a)	—	1
Cars.com Inc. (a)	—	1
Ciena Corp. (a)	—	5
Cisco Systems Inc.	3	135
	Shares/Par[1]	Value ($)
Citrix Systems Inc. (a)	—	6
CommVault Systems Inc. (a)	—	1
Comtech Telecommunications Corp.	—	1
Convergys Corp.	—	3
Cray Inc. (a)	—	1
Cree Inc. (a)	—	2
CSG Systems International Inc.	—	1
CSRA Inc.	—	8
CTS Corp.	—	1
Cypress Semiconductor Corp.	—	3
Daktronics Inc.	—	—
DHI Group Inc. (a)	—	—
Diebold Nixdorf Inc. (b)	—	2
Digi International Inc. (a)	—	—
Diodes Inc. (a)	—	2
DSP Group Inc. (a)	—	—
DST Systems Inc.	—	4
DXC Technology Co.	—	16
Electronics for Imaging Inc. (a)	—	2
ePlus Inc. (a)	—	—
EVERTEC Inc.	—	1
F5 Networks Inc. (a)	—	4
Fabrinet (a)	—	1
FARO Technologies Inc. (a)	—	—
Fidelity National Information Services Inc.	—	15
Finisar Corp. (a)	—	2
First Solar Inc. (a)	—	4
FLIR Systems Inc.	—	2
Harmonic Inc. (a)	—	—
Hewlett Packard Enterprise Co.	2	33
HP Inc.	2	44
Insight Enterprises Inc. (a)	—	2
Intel Corp.	3	127
International Business Machines Corp.	1	159
Itron Inc. (a)	—	2
Juniper Networks Inc.	1	10
Keysight Technologies Inc. (a)	—	6
Knowles Corp. (a)	—	1
Kopin Corp. (a)	—	—
Leidos Holdings Inc.	—	11
Liquidity Services Inc. (a)	—	—
LivePerson Inc. (a)	—	1
Lumentum Holdings Inc. (a) (b)	—	2
Manhattan Associates Inc. (a)	—	1
Mantech International Corp. - Class A	—	2
Methode Electronics Inc.	—	1
MicroStrategy Inc. - Class A (a)	—	1
Monotype Imaging Holdings Inc.	—	—
MTS Systems Corp.	—	1
NCR Corp. (a)	—	5
NetGear Inc. (a)	—	2
NetScout Systems Inc. (a)	—	3
NIC Inc.	—	1
Oclaro Inc. (a)	—	1
Oracle Corp.	2	82
OSI Systems Inc. (a)	—	1
Park Electrochemical Corp.	—	—
Paychex Inc.	—	8
PDF Solutions Inc. (a)	—	—
Perficient Inc. (a)	—	1
Photronics Inc. (a)	—	1
Plantronics Inc.	—	1
Plexus Corp. (a)	—	2
Power Integrations Inc.	—	1
PTC Inc. (a)	—	4
QUALCOMM Inc.	1	65
Sabre Corp.	—	3
Sanmina Corp. (a)	—	2
ScanSource Inc. (a)	—	1
Science Applications International Corp.	—	4
Seagate Technology	1	20
Semtech Corp. (a)	—	1
SolarEdge Technologies Inc. (a)	—	1
Super Micro Computer Inc. (a)	—	1
Sykes Enterprises Inc. (a)	—	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Symantec Corp.	1	11
Synaptics Inc. (a)	—	2
Synchronoss Technologies Inc. (a)	—	1
SYNNEX Corp.	—	4
Take-Two Interactive Software Inc. (a)	—	5
TE Connectivity Ltd.	—	12
Tech Data Corp. (a)	—	4
Teradata Corp. (a)	—	2
TiVo Corp.	—	2
Travelport Worldwide Ltd.	—	2
Ultra Clean Holdings Inc. (a)	—	—
VASCO Data Security International Inc. (a)	—	—
Veeco Instruments Inc. (a)	—	1
VeriFone Systems Inc. (a)	—	2
ViaSat Inc. (a) (b)	—	3
Viavi Solutions Inc. (a)	—	1
Vishay Intertechnology Inc.	—	2
Western Digital Corp.	1	33
Western Union Co.	1	7
Xerox Corp.	—	7
Xilinx Inc.	—	8
Xperi Corp.	—	1
		1,079
Materials 5.2%
A. Schulman Inc.	—	2
AdvanSix Inc. (a)	—	1
Air Products & Chemicals Inc.	—	27
AK Steel Holding Corp. (a) (b)	1	2
Albemarle Corp.	—	5
Allegheny Technologies Inc. (a)	—	3
American Vanguard Corp.	—	—
AptarGroup Inc.	—	3
Ashland Global Holdings Inc.	—	6
Balchem Corp.	—	2
Ball Corp.	1	16
Bemis Co. Inc.	—	5
Boise Cascade Co.	—	2
Cabot Corp.	—	4
Carpenter Technology Corp.	—	2
Century Aluminum Co. (a)	—	1
CF Industries Holdings Inc.	—	6
Clearwater Paper Corp. (a)	—	1
Commercial Metals Co.	—	3
Compass Minerals International Inc. (b)	—	2
Domtar Corp.	—	3
DowDuPont Inc.	3	181
Eastman Chemical Co.	—	18
Ecolab Inc.	—	23
Flotek Industries Inc. (a)	—	1
Freeport-McMoRan Inc. - Class B (a)	2	29
FutureFuel Corp.	—	—
Greif Inc. - Class A	—	2
Hawkins Inc.	—	—
Haynes International Inc.	—	1
HB Fuller Co.	—	2
Innophos Holdings Inc.	—	1
Innospec Inc.	—	1
International Flavors & Fragrances Inc.	—	5
International Paper Co.	1	27
Kaiser Aluminum Corp.	—	2
KapStone Paper and Packaging Corp.	—	3
LSB Industries Inc. (a) (b)	—	—
LyondellBasell Industries NV - Class A	1	42
Martin Marietta Materials Inc.	—	9
Materion Corp.	—	1
Minerals Technologies Inc.	—	3
Monsanto Co.	—	30
Mosaic Co.	1	10
Myers Industries Inc.	—	—
Neenah Inc.	—	1
NewMarket Corp.	—	2
Newmont Mining Corp.	1	25
Nucor Corp.	1	24
Olin Corp.	—	3
	Shares/Par[1]	Value ($)
Olympic Steel Inc.	—	—
Owens-Illinois Inc. (a)	—	4
P.H. Glatfelter Co.	—	1
Packaging Corp. of America	—	4
PolyOne Corp.	—	2
PPG Industries Inc.	—	18
Praxair Inc.	—	24
Quaker Chemical Corp.	—	1
Rayonier Advanced Materials Inc.	—	2
Reliance Steel & Aluminum Co.	—	8
RPM International Inc.	—	4
Schweitzer-Mauduit International Inc.	—	1
Scotts Miracle-Gro Co. - Class A	—	2
Sealed Air Corp.	—	6
Sensient Technologies Corp.	—	2
Silgan Holdings Inc.	—	2
Sonoco Products Co.	—	6
Steel Dynamics Inc.	—	13
Stepan Co.	—	2
SunCoke Energy Inc. (a)	—	1
TimkenSteel Corp. (a)	—	1
Tredegar Corp.	—	1
United States Steel Corp.	—	8
Valvoline Inc.	—	2
Vulcan Materials Co.	—	9
WestRock Co.	1	20
Worthington Industries Inc.	—	2
		688
Real Estate 3.8%
Acadia Realty Trust	—	2
Agree Realty Corp.	—	1
Alexander & Baldwin Inc.	—	2
Alexandria Real Estate Equities Inc. (b)	—	7
American Assets Trust Inc.	—	1
American Campus Communities Inc.	—	7
Apartment Investment & Management Co. - Class A	—	5
Apollo Commercial Real Estate Finance Inc.	—	2
Armada Hoffler Properties Inc.	—	—
ARMOUR Residential REIT Inc.	—	1
AvalonBay Communities Inc.	—	16
Boston Properties Inc.	—	13
Camden Property Trust	—	5
Capstead Mortgage Corp.	—	1
CareTrust REIT Inc.	—	1
CBL & Associates Properties Inc. (b)	—	1
Cedar Realty Trust Inc.	—	—
Chatham Lodging Trust	—	1
Chesapeake Lodging Trust	—	1
Community Healthcare Trust Inc.	—	—
CoreCivic Inc.	—	3
Corporate Office Properties Trust	—	2
Cousins Properties Inc.	—	2
Crown Castle International Corp.	—	17
CyrusOne Inc.	—	3
DiamondRock Hospitality Co.	—	3
Digital Realty Trust Inc.	—	11
Douglas Emmett Inc.	—	2
Duke Realty Corp.	1	12
Education Realty Trust Inc.	—	3
EPR Properties	—	4
Equity Residential Properties Inc.	1	28
Essex Property Trust Inc.	—	9
Federal Realty Investment Trust	—	5
Franklin Street Properties Corp.	—	1
Geo Group Inc.	—	2
Getty Realty Corp.	—	—
GGP Inc.	1	10
Global Net Lease Inc.	—	1
Government Properties Income Trust	—	2
HCP Inc.	1	13
Healthcare Realty Trust Inc.	—	2
Hersha Hospitality Trust	—	1
Highwoods Properties Inc.	—	3
Hospitality Properties Trust	—	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Host Hotels & Resorts Inc.	1	17
Independence Realty Trust Inc.	—	1
Invesco Mortgage Capital Inc.	—	2
Iron Mountain Inc.	—	6
JBG Smith Properties	—	4
Jones Lang LaSalle Inc.	—	3
Kilroy Realty Corp.	—	3
Kimco Realty Corp.	1	7
Kite Realty Group Trust	—	1
LaSalle Hotel Properties	—	4
Liberty Property Trust	—	3
Life Storage Inc.	—	2
LTC Properties Inc.	—	1
Macerich Co.	—	7
Mack-Cali Realty Corp.	—	2
Medical Properties Trust Inc.	—	2
Mid-America Apartment Communities Inc.	—	12
National Retail Properties Inc.	—	4
New York Mortgage Trust Inc. (b)	—	1
Omega Healthcare Investors Inc. (b)	—	7
Pennsylvania REIT (b)	—	1
Pennymac Mortgage Investment Trust	—	1
PotlatchDeltic Corp.	—	1
PS Business Parks Inc.	—	1
Public Storage	—	16
Quality Care Properties Inc. (a)	—	2
Ramco-Gershenson Properties Trust	—	—
Rayonier Inc.	—	2
RE/MAX Holdings Inc. - Class A	—	1
Realty Income Corp.	1	17
Regency Centers Corp.	—	11
Retail Opportunity Investments Corp.	—	2
Sabra Healthcare REIT Inc.	—	4
Saul Centers Inc.	—	—
Senior Housing Properties Trust	—	4
Simon Property Group Inc.	—	30
SL Green Realty Corp.	—	10
Summit Hotel Properties Inc.	—	1
Tanger Factory Outlet Centers Inc. (b)	—	2
Taubman Centers Inc.	—	2
UDR Inc.	—	4
Uniti Group Inc. (b)	—	2
Urban Edge Properties	—	1
Urstadt Biddle Properties Inc. - Class A	—	—
Ventas Inc.	1	21
Vornado Realty Trust	—	5
Washington Prime Group Inc.	—	2
Weingarten Realty Investors	—	2
Welltower Inc.	1	25
Weyerhaeuser Co.	1	32
Whitestone REIT	—	—
		502
Telecommunication Services 4.0%
AT&T Inc.	8	265
ATN International Inc.	—	1
CenturyLink Inc.	1	20
Cincinnati Bell Inc. (a)	—	1
Consolidated Communications Holdings Inc.	—	1
Frontier Communications Corp. (b)	—	1
Iridium Communications Inc. (a)	—	1
Spok Holdings Inc.	—	—
Telephone & Data Systems Inc.	—	3
Verizon Communications Inc.	5	239
		532
Utilities 5.9%
AES Corp.	1	9
Allete Inc.	—	2
Alliant Energy Corp.	—	12
Ameren Corp.	—	17

	Shares/Par[1]	Value ($)
American Electric Power Co. Inc.	1	41
American States Water Co.	—	1
American Water Works Co. Inc.	—	8
Aqua America Inc.	—	2
Atmos Energy Corp.	—	11
Avista Corp.	—	2
Black Hills Corp.	—	4
California Water Service Group	—	1
CenterPoint Energy Inc.	1	14
CMS Energy Corp.	1	16
Consolidated Edison Inc.	1	29
Dominion Energy Inc.	1	33
DTE Energy Co.	—	23
Duke Energy Corp.	1	66
Edison International	1	25
El Paso Electric Co.	—	1
Entergy Corp.	—	17
Eversource Energy	1	23
Exelon Corp.	1	46
FirstEnergy Corp.	1	11
Great Plains Energy Inc.	—	8
Hawaiian Electric Industries Inc.	—	4
IDACORP Inc.	—	2
MDU Resources Group Inc.	—	7
National Fuel Gas Co.	—	6
New Jersey Resources Corp.	—	4
NextEra Energy Inc.	—	46
NiSource Inc.	1	10
Northwest Natural Gas Co.	—	1
NorthWestern Corp.	—	3
NRG Energy Inc.	—	5
OGE Energy Corp.	—	8
ONE Gas Inc.	—	2
PG&E Corp.	1	28
Pinnacle West Capital Corp.	—	11
PNM Resources Inc.	—	2
PPL Corp.	1	24
Public Service Enterprise Group Inc.	1	31
SCANA Corp.	—	7
Sempra Energy	1	34
South Jersey Industries Inc.	—	1
Southern Co.	1	55
Southwest Gas Corp.	—	2
Spire Inc.	—	4
UGI Corp.	—	9
Vectren Corp.	—	2
WEC Energy Group Inc.	—	14
Westar Energy Inc.	—	9
WGL Holdings Inc.	—	3
Xcel Energy Inc.	1	28
		784
Total Common Stocks (cost $14,780)		14,331
INVESTMENT COMPANIES 0.6%
iShares S&P 500 Value Index Fund	1	69
iShares S&P Mid-Cap 400 Value ETF	—	6
iShares S&P Small-Cap 600 Value ETF	—	3
Total Investment Companies (cost $78)		78
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	98	98
Total Short Term Investments (cost $98)		98
Total Investments 109.4% (cost $14,956)		14,507
Other Assets and Liabilities, Net (9.4)%		(1,252)
Total Net Assets 100.0%		13,255

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Long Term Investments in Affiliates

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	40	33	6	—	—	(5)	63	0.5
	40	33	6	—	—	(5)	63	0.5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Small Cap Index Fund
COMMON STOCKS 99.5%
Consumer Discretionary 14.9%
Abercrombie & Fitch Co. - Class A	205	4,960
American Axle & Manufacturing Holdings Inc. (a)	298	4,541
American Public Education Inc. (a)	52	2,221
Asbury Automotive Group Inc. (a)	56	3,771
Ascena Retail Group Inc. (a)	514	1,032
Barnes & Noble Education Inc. (a)	115	790
Barnes & Noble Inc.	168	831
Belmond Ltd. - Class A (a)	253	2,820
Big 5 Sporting Goods Corp. (b)	59	425
Biglari Holdings Inc. (a)	3	1,242
BJ's Restaurants Inc.	54	2,412
Buckle Inc. (b)	85	1,890
Caleres Inc.	129	4,349
Callaway Golf Co.	285	4,665
Capella Education Co.	35	3,071
Career Education Corp. (a)	198	2,599
Cato Corp. - Class A	72	1,064
Cavco Industries Inc. (a)	26	4,445
Chico's FAS Inc.	385	3,481
Childrens Place Retail Stores Inc.	52	7,087
Chuy's Holdings Inc. (a)	51	1,330
Cooper-Standard Holding Inc. (a)	49	5,964
Core-Mark Holding Co. Inc.	139	2,955
Crocs Inc. (a)	209	3,402
Dave & Buster's Entertainment Inc. (a)	123	5,118
Dine Brands Global Inc. (b)	54	3,556
Dorman Products Inc. (a)	90	5,960
DSW Inc. - Class A	218	4,890
El Pollo Loco Holdings Inc. (a)	64	608
Ethan Allen Interiors Inc.	76	1,747
EW Scripps Co. - Class A	166	1,986
Express Inc. (a)	237	1,695
Fiesta Restaurant Group Inc. (a) (b)	82	1,508
Finish Line Inc. - Class A (b)	121	1,644
Five Below Inc. (a)	165	12,097
Fossil Group Inc. (a) (b)	130	1,656
Fox Factory Holding Corp. (a)	113	3,953
Francesca's Holdings Corp. (a)	110	527
Fred's Inc. - Class A (b)	103	309
FTD Cos. Inc. (a)	52	188
Gannett Co. Inc.	340	3,392
Genesco Inc. (a)	60	2,428
Gentherm Inc. (a)	110	3,750
G-III Apparel Group Ltd. (a) (b)	126	4,735
Group 1 Automotive Inc.	59	3,868
Guess Inc.	178	3,701
Haverty Furniture Cos. Inc.	59	1,179
Hibbett Sports Inc. (a)	57	1,377
Installed Building Products Inc. (a)	63	3,804
iRobot Corp. (a) (b)	84	5,403
J.C. Penney Co. Inc. (a) (b)	940	2,838
Kirkland's Inc. (a)	48	466
La-Z-Boy Inc.	142	4,247
LCI Industries	75	7,843
LGI Homes Inc. (a) (b)	54	3,797
Lithia Motors Inc. - Class A	72	7,275
Lumber Liquidators Holdings Inc. (a) (b)	86	2,053
M/I Homes Inc. (a)	84	2,673
Marcus Corp.	58	1,759
MarineMax Inc. (a)	66	1,293
Marriott Vacations Worldwide Corp.	70	9,373
MDC Holdings Inc.	135	3,775
Meritage Homes Corp. (a)	114	5,167
Monarch Casino & Resort Inc. (a)	35	1,476
Monro Inc.	99	5,294
Motorcar Parts of America Inc. (a)	57	1,230
Movado Group Inc.	47	1,791
Nautilus Inc. (a)	92	1,244
New Media Investment Group Inc.	160	2,749
NutriSystem Inc.	91	2,452
Ollie's Bargain Outlet Holdings Inc. (a)	147	8,853
	Shares/Par[1]	Value ($)
Oxford Industries Inc.	51	3,781
Penn National Gaming Inc. (a)	254	6,672
Perry Ellis International Inc. (a)	38	970
PetMed Express Inc. (b)	62	2,591
Red Robin Gourmet Burgers Inc. (a)	39	2,274
Regis Corp. (a)	106	1,598
Rent-A-Center Inc. (b)	161	1,388
RH (a) (b)	57	5,443
Ruth's Hospitality Group Inc.	88	2,143
Scholastic Corp.	83	3,228
Shake Shack Inc. - Class A (a) (b)	57	2,375
Shoe Carnival Inc.	34	814
Shutterfly Inc. (a)	98	7,961
Sleep Number Corp. (a)	117	4,102
Sonic Automotive Inc. - Class A	73	1,387
Sonic Corp. (b)	116	2,919
Standard Motor Products Inc.	61	2,917
Steven Madden Ltd.	159	6,997
Strayer Education Inc.	32	3,227
Sturm Ruger & Co. Inc. (b)	52	2,756
Superior Industries International Inc.	71	946
Tailored Brands Inc.	148	3,717
Tile Shop Holdings Inc.	105	630
TopBuild Corp. (a)	107	8,193
Unifi Inc. (a)	51	1,866
Universal Electronics Inc. (a)	43	2,243
Vera Bradley Inc. (a)	59	626
Vista Outdoor Inc. (a)	172	2,809
Vitamin Shoppe Inc. (a) (b)	71	307
William Lyon Homes - Class A (a)	87	2,383
Wingstop Inc.	88	4,139
Winnebago Industries Inc.	87	3,264
Wolverine World Wide Inc.	289	8,358
World Wrestling Entertainment Inc. - Class A (b)	120	4,339
Zumiez Inc. (a)	55	1,309
		340,746
Consumer Staples 3.0%
Andersons Inc.	79	2,629
Avon Products Inc. (a)	1,323	3,757
B&G Foods Inc. (b)	200	4,747
Calavo Growers Inc. (b)	48	4,383
Cal-Maine Foods Inc. (a)	92	4,020
Central Garden & Pet Co. (a)	33	1,438
Central Garden & Pet Co. - Class A (a)	106	4,180
Coca-Cola Bottling Co.	14	2,414
Darling Ingredients Inc. (a)	496	8,585
Dean Foods Co.	273	2,357
Inter Parfums Inc.	52	2,436
J&J Snack Foods Corp.	45	6,147
John B. Sanfilippo & Son Inc.	26	1,524
Medifast Inc.	32	2,956
MGP Ingredients Inc. (b)	38	3,380
Seneca Foods Corp. - Class A (a)	21	574
SpartanNash Co.	109	1,874
Supervalu Inc. (a) (b)	116	1,760
Universal Corp.	75	3,659
WD-40 Co.	42	5,544
		68,364
Energy 3.3%
Archrock Inc.	214	1,870
Bristow Group Inc. (b)	97	1,260
CARBO Ceramics Inc. (a) (b)	66	480
Carrizo Oil & Gas Inc. (a)	233	3,729
Cloud Peak Energy Inc. (a)	254	739
CONSOL Energy Inc. (a)	77	2,241
Denbury Resources Inc. (a)	1,211	3,317
Era Group Inc. (a)	62	580
Exterran Corp. (a)	96	2,562
Geospace Technologies Corp. (a)	39	383
Green Plains Renewable Energy Inc.	116	1,953
Gulf Island Fabrication Inc.	44	313
Helix Energy Solutions Group Inc. (a)	419	2,428
HighPoint Resources Corp. (a)	296	1,503
Matrix Service Co. (a)	87	1,194

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
McDermott International Inc. (a)	856	5,210
Newpark Resources Inc. (a)	269	2,175
Noble Corp. Plc (a) (b)	743	2,758
Oil States International Inc. (a)	181	4,736
Par Pacific Holdings Inc. (a)	81	1,395
PDC Energy Inc. (a)	201	9,845
Pioneer Energy Services Corp. (a)	234	632
REX Stores Corp. (a)	17	1,252
Ring Energy Inc. (a)	171	2,448
SEACOR Holdings Inc. (a)	51	2,584
SRC Energy Inc. (a)	728	6,868
Tetra Technologies Inc. (a)	378	1,416
Unit Corp. (a)	160	3,159
US Silica Holdings Inc. (b)	243	6,193
		75,223
Financials 16.0%
American Equity Investment Life Holding Co.	275	8,060
Ameris Bancorp	115	6,091
Amerisafe Inc.	58	3,203
Banc of California Inc. (b)	128	2,475
Banner Corp.	98	5,455
BofI Holding Inc. (a) (b)	166	6,716
Boston Private Financial Holdings Inc.	254	3,821
Brookline Bancorp Inc.	231	3,749
Central Pacific Financial Corp.	90	2,561
City Holdings Co.	47	3,203
Columbia Banking System Inc.	223	9,347
Community Bank System Inc.	155	8,311
Customers Bancorp Inc. (a)	89	2,589
CVB Financial Corp.	309	6,988
Dime Community Bancshares Inc.	92	1,701
Donnelley Financial Solutions Inc. (a)	102	1,750
eHealth Inc. (a)	50	715
Employer Holdings Inc.	98	3,984
Encore Capital Group Inc. (a) (b)	71	3,232
Enova International Inc. (a)	106	2,333
Ezcorp Inc. - Class A (a)	156	2,061
Fidelity Southern Corp.	66	1,529
Financial Engines Inc.	190	6,650
First Bancorp Inc. (a)	547	3,293
First Commonwealth Financial Corp.	294	4,150
First Financial Bancorp	294	8,643
First Financial Bankshares Inc. (b)	201	9,322
First Midwest Bancorp Inc.	310	7,630
FirstCash Inc.	139	11,290
Glacier Bancorp Inc.	236	9,072
Great Western Bancorp Inc.	177	7,136
Green Bancorp Inc. (a)	74	1,645
Green Dot Corp. - Class A (a)	141	9,038
Greenhill & Co. Inc. (b)	76	1,413
Hanmi Financial Corp.	98	3,006
HCI Group Inc. (b)	24	910
HomeStreet Inc. (a)	81	2,321
Hope Bancorp Inc.	388	7,053
Horace Mann Educators Corp.	123	5,251
Independent Bank Corp.	83	5,928
Infinity Property & Casualty Corp.	33	3,900
INTL FCStone Inc. (a)	47	2,011
Investment Technology Group Inc.	100	1,966
James River Group Holdings Ltd.	75	2,665
LegacyTexas Financial Group Inc.	128	5,470
Maiden Holdings Ltd.	207	1,345
Meta Financial Group Inc.	27	2,989
National Bank Holdings Corp. - Class A	81	2,685
Navigators Group Inc.	68	3,899
NBT Bancorp Inc.	131	4,659
NMI Holdings Inc. - Class A (a)	174	2,879
Northfield Bancorp Inc.	140	2,191
Northwest Bancshares Inc.	309	5,118
OFG Bancorp	132	1,383
Old National Bancorp	403	6,813
Opus Bank	52	1,454
Oritani Financial Corp.	119	1,820
Pacific Premier Bancorp Inc. (a)	117	4,701
	Shares/Par[1]	Value ($)
Piper Jaffray Cos.	43	3,574
PRA Group Inc. (a)	136	5,169
ProAssurance Corp.	161	7,810
Provident Financial Services Inc.	183	4,688
RLI Corp.	117	7,433
S&T Bancorp Inc.	105	4,209
Safety Insurance Group Inc.	46	3,523
Seacoast Banking Corp. of Florida (a)	141	3,741
Selective Insurance Group Inc.	175	10,634
ServisFirst Bancshares Inc.	136	5,547
Simmons First National Corp. - Class A	236	6,717
Southside Bancshares Inc.	83	2,893
Stewart Information Services Corp.	71	3,142
Third Point Reinsurance Ltd. (a)	256	3,572
Tompkins Financial Corp.	37	2,820
TrustCo Bank Corp.	289	2,446
United Community Banks Inc.	222	7,013
United Fire Group Inc.	64	3,053
United Insurance Holdings Corp.	62	1,189
Universal Insurance Holdings Inc.	98	3,115
Virtus Investment Partners Inc. (b)	22	2,674
Waddell & Reed Financial Inc. - Class A	250	5,062
Walker & Dunlop Inc.	84	5,016
Westamerica Bancorp (b)	80	4,648
WisdomTree Investments Inc.	348	3,196
World Acceptance Corp. (a)	18	1,929
		366,386
Health Care 12.6%
Abaxis Inc.	68	4,829
Aceto Corp.	93	704
Acorda Therapeutics Inc. (a)	141	3,342
Almost Family Inc. (a)	38	2,118
AMAG Pharmaceuticals Inc. (a) (b)	108	2,170
Amedisys Inc. (a)	86	5,190
AMN Healthcare Services Inc. (a)	144	8,148
Amphastar Pharmaceuticals Inc. (a)	107	2,000
Analogic Corp.	38	3,606
AngioDynamics Inc. (a)	112	1,933
ANI Pharmaceuticals Inc. (a)	27	1,582
Anika Therapeutics Inc. (a)	44	2,201
BioTelemetry Inc. (a)	93	2,890
Cambrex Corp. (a)	99	5,174
Chemed Corp.	48	13,184
Community Health Systems Inc. (a) (b)	345	1,367
Computer Programs & Systems Inc.	34	980
Conmed Corp.	75	4,751
Corcept Therapeutics Inc. (a) (b)	287	4,722
Corvel Corp. (a)	30	1,493
Cross Country Healthcare Inc. (a)	110	1,226
CryoLife Inc. (a)	100	2,005
Cutera Inc. (a)	42	2,118
Cytokinetics Inc. (a)	153	1,098
DepoMed Inc. (a)	191	1,258
Diplomat Pharmacy Inc. (a)	145	2,922
Eagle Pharmaceuticals Inc. (a)	25	1,326
Emergent BioSolutions Inc. (a)	106	5,565
Enanta Pharmaceuticals Inc. (a)	43	3,501
Ensign Group Inc.	146	3,833
Haemonetics Corp. (a)	160	11,677
HealthEquity Inc. (a)	157	9,517
HealthStream Inc. (a)	77	1,917
Heska Corp. (a)	20	1,552
HMS Holdings Corp. (a)	250	4,206
Impax Laboratories Inc. (a)	223	4,332
Innoviva Inc. (a)	202	3,368
Inogen Inc. (a)	52	6,401
Integer Holdings Corp. (a)	86	4,837
Integra LifeSciences Holdings Corp. (a)	190	10,492
Invacare Corp.	99	1,721
Kindred Healthcare Inc.	275	2,519
Lannett Co. Inc. (a) (b)	91	1,463
Lantheus Holdings Inc. (a)	90	1,432
LeMaitre Vascular Inc.	46	1,650
LHC Group Inc. (a)	49	3,018

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Ligand Pharmaceuticals Inc. (a)	63	10,395
Luminex Corp.	123	2,589
Magellan Health Services Inc. (a)	73	7,847
Medicines Co. (a) (b)	194	6,400
Meridian Bioscience Inc.	127	1,810
Merit Medical Systems Inc. (a)	151	6,867
MiMedx Group Inc. (a) (b)	308	2,145
Momenta Pharmaceuticals Inc. (a)	231	4,201
Myriad Genetics Inc. (a)	210	6,217
Natus Medical Inc. (a)	100	3,359
Neogen Corp. (a)	154	10,293
Omnicell Inc. (a)	117	5,069
OraSure Technologies Inc. (a)	184	3,102
Orthofix International NV (a)	55	3,218
Owens & Minor Inc.	185	2,872
Phibro Animal Health Corp. - Class A	59	2,343
Progenics Pharmaceuticals Inc. (a) (b)	212	1,579
Providence Services Corp. (a)	34	2,328
Quality Systems Inc. (a)	142	1,938
Quorum Health Corp. (a)	85	699
Repligen Corp. (a)	113	4,086
Select Medical Holdings Corp. (a)	323	5,564
Spectrum Pharmaceuticals Inc. (a)	273	4,392
Supernus Pharmaceuticals Inc. (a)	155	7,111
SurModics Inc. (a)	40	1,514
Tabula Rasa HealthCare Inc. (a)	39	1,526
Tactile Systems Technology Inc. (a)	44	1,414
Tivity Health Inc. (a)	103	4,087
US Physical Therapy Inc.	38	3,081
Varex Imaging Corp. (a)	114	4,068
		289,452
Industrials 19.4%
AAON Inc.	122	4,743
AAR Corp.	97	4,292
ABM Industries Inc.	197	6,608
Actuant Corp. - Class A	181	4,202
Aegion Corp. (a)	98	2,252
Aerojet Rocketdyne Holdings Inc. (a)	226	6,329
Aerovironment Inc. (a)	64	2,912
Alamo Group Inc.	29	3,162
Albany International Corp. - Class A	87	5,477
Allegiant Travel Co.	38	6,514
American Woodmark Corp. (a)	43	4,205
Apogee Enterprises Inc.	86	3,711
Applied Industrial Technologies Inc.	117	8,495
ArcBest Corp.	77	2,476
Astec Industries Inc.	58	3,183
Atlas Air Worldwide Holdings Inc. (a)	77	4,631
Axon Enterprise Inc. (a) (b)	160	6,280
AZZ Inc.	78	3,418
Barnes Group Inc.	149	8,954
Brady Corp. - Class A	145	5,396
Briggs & Stratton Corp.	129	2,767
Chart Industries Inc. (a)	93	5,497
CIRCOR International Inc.	49	2,111
Comfort Systems USA Inc.	112	4,619
Cubic Corp.	75	4,799
DXP Enterprises Inc. (a)	50	1,949
Echo Global Logistics Inc. (a)	79	2,190
Encore Wire Corp.	63	3,558
Engility Holdings Inc. (a)	53	1,297
EnPro Industries Inc.	65	5,032
ESCO Technologies Inc.	78	4,558
Essendant Inc.	125	977
Exponent Inc.	78	6,105
Federal Signal Corp.	181	3,981
Forrester Research Inc.	30	1,259
Forward Air Corp.	89	4,712
Franklin Electric Co. Inc.	117	4,750
FTI Consulting Inc. (a)	113	5,461
General Cable Corp. (b)	152	4,514
Gibraltar Industries Inc. (a)	96	3,237
Greenbrier Cos. Inc. (b)	86	4,345
Griffon Corp.	91	1,670
	Shares/Par[1]	Value ($)
Harsco Corp. (a)	242	5,004
Hawaiian Holdings Inc.	152	5,873
Heartland Express Inc.	151	2,709
Heidrick & Struggles International Inc.	56	1,753
Hillenbrand Inc.	190	8,716
HUB Group Inc. - Class A (a)	102	4,250
Insperity Inc.	111	7,736
Insteel Industries Inc.	54	1,505
Interface Inc.	183	4,611
John Bean Technologies Corp.	96	10,910
Kaman Corp.	84	5,201
Kelly Services Inc. - Class A	92	2,663
Korn/Ferry International	170	8,780
Lindsay Corp.	32	2,928
LSC Communications Inc.	110	1,928
Lydall Inc. (a)	52	2,522
Marten Transport Ltd.	117	2,657
Matson Inc.	128	3,662
Matthews International Corp. - Class A	97	4,922
Mercury Systems Inc. (a)	145	7,023
Mobile Mini Inc.	134	5,815
Moog Inc. - Class A (a)	98	8,042
Mueller Industries Inc.	173	4,536
Multi-Color Corp.	42	2,752
MYR Group Inc. (a)	50	1,528
National Presto Industries Inc. (b)	15	1,416
Navigant Consulting Inc. (a)	141	2,709
On Assignment Inc. (a)	146	11,995
Orion Group Holdings Inc. (a)	84	555
Patrick Industries Inc. (a)	73	4,507
PGT Innovations Inc. (a)	150	2,790
Powell Industries Inc.	25	684
Proto Labs Inc. (a)	76	8,975
Quanex Building Products Corp.	105	1,824
Raven Industries Inc.	108	3,776
Resources Connection Inc.	89	1,439
Roadrunner Transportation Systems Inc. (a)	98	250
RR Donnelley & Sons Co.	211	1,841
Saia Inc. (a)	77	5,812
Simpson Manufacturing Co. Inc.	125	7,210
SkyWest Inc.	156	8,487
SPX Corp. (a)	129	4,187
SPX Flow Technology USA Inc. (a)	128	6,296
Standex International Corp.	39	3,686
Team Inc. (a) (b)	90	1,239
Tennant Co.	54	3,646
Tetra Tech Inc.	168	8,237
Titan International Inc.	150	1,886
Trex Co. Inc. (a)	90	9,761
Triumph Group Inc.	150	3,770
TrueBlue Inc. (a)	124	3,206
UniFirst Corp.	47	7,537
Universal Forest Products Inc.	184	5,984
US Ecology Inc.	66	3,512
Veritiv Corp. (a)	34	1,315
Viad Corp.	62	3,227
Vicor Corp. (a)	53	1,513
Wabash National Corp.	174	3,614
WageWorks Inc. (a)	120	5,405
Watts Water Technologies Inc. - Class A	83	6,482
		443,427
Information Technology 15.5%
8x8 Inc. (a)	278	5,179
ADTRAN Inc.	152	2,366
Advanced Energy Industries Inc. (a)	119	7,628
Agilysys Inc. (a)	47	564
Alarm.com Holdings Inc. (a)	78	2,942
Anixter International Inc. (a)	87	6,610
Applied Optoelectronics Inc. (a) (b)	58	1,460
Axcelis Technologies Inc. (a)	97	2,375
Badger Meter Inc.	88	4,136
Bel Fuse Inc. - Class B	32	598
Benchmark Electronics Inc.	147	4,383
Blucora Inc. (a)	141	3,461

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Bottomline Technologies Inc. (a)	105	4,063
Brooks Automation Inc.	212	5,746
Cabot Microelectronics Corp.	78	8,376
CACI International Inc. - Class A (a)	73	11,124
CalAmp Corp. (a)	107	2,454
Cardtronics Plc - Class A (a)	138	3,084
CEVA Inc. (a)	67	2,422
Cohu Inc.	90	2,052
Comtech Telecommunications Corp.	71	2,125
Control4 Corp. (a)	61	1,304
Cray Inc. (a)	122	2,524
CSG Systems International Inc.	101	4,562
CTS Corp.	99	2,699
Daktronics Inc.	120	1,061
DHI Group Inc. (a)	163	261
Digi International Inc. (a)	81	838
Diodes Inc. (a)	115	3,517
DSP Group Inc. (a)	67	793
Ebix Inc.	66	4,946
Electro Scientific Industries Inc. (a)	101	1,954
Electronics for Imaging Inc. (a)	138	3,762
ePlus Inc. (a)	42	3,289
EVERTEC Inc.	181	2,959
ExlService Holdings Inc. (a)	103	5,745
Extreme Networks (a)	347	3,843
Fabrinet (a)	115	3,624
FARO Technologies Inc. (a)	51	2,955
Finisar Corp. (a) (b)	343	5,430
FormFactor Inc. (a)	219	2,983
Harmonic Inc. (a)	252	958
II-VI Inc. (a)	166	6,774
Insight Enterprises Inc. (a)	108	3,770
Itron Inc. (a)	103	7,357
Kemet Corp. (a)	148	2,688
Kopin Corp. (a) (b)	211	657
Kulicke & Soffa Industries Inc. (a)	213	5,320
Liquidity Services Inc. (a)	79	514
LivePerson Inc. (a)	165	2,695
Lumentum Holdings Inc. (a) (b)	190	12,114
Mantech International Corp. - Class A	78	4,351
MaxLinear Inc. - Class A (a)	184	4,177
Methode Electronics Inc.	111	4,340
MicroStrategy Inc. - Class A (a)	28	3,657
Monotype Imaging Holdings Inc.	125	2,810
MTS Systems Corp.	54	2,767
Nanometrics Inc. (a)	74	2,001
NetGear Inc. (a)	95	5,408
NIC Inc.	200	2,655
Oclaro Inc. (a) (b)	510	4,880
OSI Systems Inc. (a)	54	3,515
Park Electrochemical Corp.	57	960
PDF Solutions Inc. (a)	83	969
Perficient Inc. (a)	105	2,404
Photronics Inc. (a)	209	1,724
Plexus Corp. (a)	101	6,061
Power Integrations Inc.	90	6,143
Progress Software Corp.	141	5,435
Qualys Inc. (a)	98	7,110
QuinStreet Inc. (a)	109	1,387
Rambus Inc. (a)	331	4,445
Rogers Corp. (a)	55	6,596
Rudolph Technologies Inc. (a)	95	2,637
Sanmina Corp. (a)	215	5,614
ScanSource Inc. (a)	77	2,737
Semtech Corp. (a)	200	7,807
Shutterstock Inc. (a)	55	2,671
SolarEdge Technologies Inc. (a)	109	5,726
SPS Commerce Inc. (a)	52	3,329
Stamps.com Inc. (a)	49	9,786
Super Micro Computer Inc. (a)	114	1,945
Sykes Enterprises Inc. (a)	120	3,478
Synchronoss Technologies Inc. (a)	132	1,388
TiVo Corp.	370	5,013
Travelport Worldwide Ltd.	378	6,169
TTEC Holdings Inc.	43	1,315
	Shares/Par[1]	Value ($)
TTM Technologies Inc. (a)	277	4,241
Ultra Clean Holdings Inc. (a)	121	2,325
VASCO Data Security International Inc. (a)	91	1,175
Veeco Instruments Inc. (a)	145	2,473
Viavi Solutions Inc. (a)	681	6,616
Virtusa Corp. (a)	82	3,995
XO Group Inc. (a)	73	1,510
Xperi Corp.	148	3,140
		353,929
Materials 5.1%
A. Schulman Inc.	89	3,812
AdvanSix Inc. (a)	95	3,289
AK Steel Holding Corp. (a) (b)	948	4,296
American Vanguard Corp.	79	1,598
Balchem Corp.	97	7,890
Boise Cascade Co.	116	4,480
Century Aluminum Co. (a)	150	2,487
Clearwater Paper Corp. (a)	50	1,937
Flotek Industries Inc. (a)	171	1,043
FutureFuel Corp.	77	923
Hawkins Inc.	29	1,012
Haynes International Inc.	38	1,394
HB Fuller Co.	152	7,570
Ingevity Corp. (a)	128	9,464
Innophos Holdings Inc.	59	2,366
Innospec Inc.	73	5,031
Kaiser Aluminum Corp.	50	5,094
KapStone Paper and Packaging Corp.	261	8,954
Koppers Holdings Inc. (a)	63	2,573
Kraton Corp. (a)	95	4,555
LSB Industries Inc. (a) (b)	61	375
Materion Corp.	61	3,093
Myers Industries Inc.	66	1,395
Neenah Inc.	51	3,986
Olympic Steel Inc.	27	563
P.H. Glatfelter Co.	132	2,702
Quaker Chemical Corp.	40	5,938
Rayonier Advanced Materials Inc. (b)	156	3,343
Schweitzer-Mauduit International Inc.	93	3,628
Stepan Co.	60	4,954
SunCoke Energy Inc. (a)	194	2,084
TimkenSteel Corp. (a) (b)	118	1,791
Tredegar Corp.	76	1,371
US Concrete Inc. (a) (b)	49	2,949
		117,940
Real Estate 6.5%
Acadia Realty Trust	252	6,206
Agree Realty Corp.	93	4,481
American Assets Trust Inc.	125	4,172
Apollo Commercial Real Estate Finance Inc.	331	5,960
Armada Hoffler Properties Inc.	136	1,860
ARMOUR Residential REIT Inc. (b)	126	2,936
Capstead Mortgage Corp.	281	2,429
CareTrust REIT Inc.	229	3,074
CBL & Associates Properties Inc. (b)	520	2,169
Cedar Realty Trust Inc.	263	1,035
Chatham Lodging Trust	138	2,645
Chesapeake Lodging Trust	181	5,034
Community Healthcare Trust Inc.	51	1,317
DiamondRock Hospitality Co.	604	6,307
Easterly Government Properties Inc.	135	2,763
EastGroup Properties Inc.	103	8,546
Four Corners Property Trust Inc.	184	4,255
Franklin Street Properties Corp.	323	2,716
Getty Realty Corp.	99	2,504
Global Net Lease Inc. (b)	203	3,424
Government Properties Income Trust	299	4,079
Hersha Hospitality Trust	115	2,054
HFF Inc. - Class A	111	5,508
Independence Realty Trust Inc.	256	2,349
Invesco Mortgage Capital Inc.	336	5,505
Kite Realty Group Trust	252	3,835
Lexington Realty Trust	652	5,133
LTC Properties Inc.	119	4,535

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
National Storage Affiliates Trust	151	3,797
New York Mortgage Trust Inc. (b)	337	1,999
Pennsylvania REIT (b)	212	2,045
Pennymac Mortgage Investment Trust	183	3,295
PS Business Parks Inc.	60	6,776
Ramco-Gershenson Properties Trust	239	2,956
RE/MAX Holdings Inc. - Class A	53	3,221
Retail Opportunity Investments Corp.	339	5,982
Saul Centers Inc.	36	1,858
Summit Hotel Properties Inc.	314	4,273
Universal Health Realty Income Trust	38	2,287
Urstadt Biddle Properties Inc. - Class A	90	1,734
Whitestone REIT (b)	117	1,220
		148,274
Telecommunication Services 1.0%
ATN International Inc.	33	1,956
Cincinnati Bell Inc. (a)	128	1,768
Cogent Communications Group Inc.	125	5,408
Consolidated Communications Holdings Inc. (b)	193	2,111
Frontier Communications Corp. (b)	235	1,742
Iridium Communications Inc. (a) (b)	251	2,829
Spok Holdings Inc.	61	918
Vonage Holdings Corp. (a)	627	6,677
		23,409
Utilities 2.2%
American States Water Co.	111	5,868
Avista Corp.	196	10,029
California Water Service Group	145	5,383
	Shares/Par[1]	Value ($)
El Paso Electric Co.	122	6,247
Northwest Natural Gas Co.	87	4,994
South Jersey Industries Inc.	240	6,753
Spire Inc.	144	10,425
		49,699
Total Common Stocks (cost $1,902,880)		2,276,849
SHORT TERM INVESTMENTS 6.0%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	8,927	8,927
Securities Lending Collateral 5.6%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	127,940	127,940
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (e) (f)	695	693
Total Short Term Investments (cost $137,560)		137,560
Total Investments 105.5% (cost $2,040,440)		2,414,409
Other Derivative Instruments 0.0%		108
Other Assets and Liabilities, Net (5.5)%		(127,048)
Total Net Assets 100.0%		2,287,469

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	153	June 2018	12,238	108	(524)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital International Index Fund
COMMON STOCKS 98.3%
Australia 6.5%
AGL Energy Ltd.	87	1,456
Alumina Ltd. (a)	315	579
Amcor Ltd. (a)	152	1,665
AMP Ltd.	395	1,522
APA Group	141	856
Aristocrat Leisure Ltd.	71	1,332
ASX Ltd.	25	1,076
Aurizon Holdings Ltd.	263	861
AusNet Services	261	337
Australia & New Zealand Banking Group Ltd.	385	8,051
Bank of Queensland Ltd.	48	408
Bendigo and Adelaide Bank Ltd.	59	449
BHP Billiton Ltd.	422	9,318
BlueScope Steel Ltd.	71	837
Boral Ltd.	160	924
Brambles Ltd.	214	1,656
Caltex Australia Ltd.	36	867
Challenger Financial Services Group Ltd.	76	684
CIMIC Group Ltd.	12	413
Coca-Cola Amatil Ltd.	68	455
Cochlear Ltd.	8	1,106
Commonwealth Bank of Australia (a)	231	12,922
Computershare Ltd.	61	816
Crown Resorts Ltd.	54	528
CSL Ltd.	59	7,160
Dexus	129	928
Domino's Pizza Enterprises Ltd. (a)	8	255
Flight Centre Ltd. (a)	7	291
Fortescue Metals Group Ltd.	214	722
Goodman Group	241	1,570
GPT Group	227	834
Harvey Norman Holdings Ltd. (a)	81	231
Healthscope Ltd.	255	381
Incitec Pivot Ltd.	219	596
Insurance Australia Group Ltd.	319	1,846
LendLease Corp. Ltd.	76	1,014
Macquarie Group Ltd.	42	3,371
Medibank Private Ltd.	375	840
Mirvac Group	507	841
National Australia Bank Ltd.	352	7,778
Newcrest Mining Ltd.	103	1,560
Oil Search Ltd.	189	1,047
Orica Ltd.	52	714
Origin Energy Ltd. (b)	236	1,603
QBE Insurance Group Ltd.	177	1,319
Ramsay Health Care Ltd.	19	935
REA Group Ltd.	7	428
Rio Tinto Ltd.	55	3,129
Santos Ltd. (b)	255	1,008
Scentre Group	708	2,088
Seek Ltd.	43	618
Sonic Health Care Ltd.	50	891
South32 Ltd.	675	1,686
Stockland	314	974
Suncorp Group Ltd.	169	1,745
Sydney Airport	147	763
Tabcorp Holdings Ltd.	249	843
Telstra Corp. Ltd.	537	1,301
TPG Telecom Ltd. (a)	45	191
Transurban Group	285	2,517
Treasury Wine Estates Ltd.	96	1,255
Vicinity Centres	463	861
Wesfarmers Ltd.	151	4,839
Westfield Corp.	256	1,673
Westpac Banking Corp. (a)	446	9,884
Woodside Petroleum Ltd.	128	2,905
Woolworths Group Ltd.	169	3,429
		127,982
Austria 0.3%
Andritz AG (a)	9	507
	Shares/Par[1]	Value ($)
Erste Group Bank AG	40	2,004
OMV AG	20	1,189
Raiffeisen International Bank Holding AG (b)	20	798
Voestalpine AG	15	795
		5,293
Belgium 1.1%
AGEAS	25	1,298
Anheuser-Busch InBev NV	100	10,994
Belgacom SA	20	628
Colruyt SA	8	448
Groupe Bruxelles Lambert SA	10	1,188
KBC Groep NV	33	2,929
Solvay SA	10	1,384
Telenet Group Holding NV (b)	6	430
UCB SA	16	1,333
Umicore SA	27	1,451
		22,083
Denmark 1.8%
A P Moller - Maersk A/S - Class A	1	769
A P Moller - Maersk A/S - Class B	1	1,312
Carlsberg A/S - Class B	14	1,714
Chr Hansen Holding A/S	14	1,169
Coloplast A/S - Class B	16	1,338
Danske Bank A/S	98	3,647
DSV A/S	26	2,011
Genmab A/S (b)	8	1,675
H Lundbeck A/S	9	520
ISS A/S	23	843
Novo Nordisk A/S - Class B	245	12,066
Novozymes A/S - Class B	31	1,575
Orsted A/S	25	1,654
Pandora A/S	14	1,556
TDC A/S (b)	105	870
Tryg A/S	15	348
Vestas Wind Systems A/S	29	2,065
William Demant Holding A/S (b)	14	532
		35,664
Finland 1.0%
Elisa Oyj (a)	19	878
Fortum Oyj (a)	57	1,232
Kone Oyj - Class B	45	2,248
Metso Oyj (a)	14	436
Neste Oil Oyj (a)	17	1,188
Nokia Oyj	764	4,228
Nokian Renkaat Oyj	15	703
Orion Oyj - Class B	14	422
Sampo Oyj - Class A	58	3,263
Stora Enso Oyj - Class R (a)	71	1,307
UPM-Kymmene Oyj	71	2,638
Wartsila Oyj	57	1,266
		19,809
France 10.0%
Accor SA	26	1,382
Aeroports de Paris	4	846
Air Liquide	56	6,874
Alstom SA	20	914
Amundi SA	8	608
Arkema SA	9	1,224
AtoS SE	12	1,709
AXA SA	254	6,782
BioMerieux	5	404
BNP Paribas SA	148	10,958
Bollore SA (b)	1	3
Bollore SA	114	611
Bouygues SA	29	1,431
Bureau Veritas SA	36	940
Capgemini SA	21	2,682
Carrefour SA	79	1,632
Casino Guichard Perrachon SA	8	403
Cie de Saint-Gobain	66	3,488
Cie Generale d'Optique Essilor International SA	27	3,665
CNP Assurances SA	21	542
Compagnie Generale des Etablissements Michelin	22	3,311

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Credit Agricole SA	152	2,473
Danone SA	79	6,407
Dassault Aviation SA	—	643
Dassault Systemes SA	17	2,294
Edenred	31	1,066
Eiffage SA	9	1,075
Electricite de France SA	75	1,095
Engie SA	239	3,992
Eurazeo SA	6	538
Eurofins Scientific SE	1	777
Eutelsat Communications Group SA	23	455
Faurecia	10	774
Fonciere Des Regions	4	483
Gecina SA	6	1,062
Groupe Eurotunnel SE	62	880
Hermes International SCA	4	2,499
Icade SA	4	430
Iliad SA	4	754
Imerys SA	4	425
Ingenico Group	8	657
Ipsen SA	5	794
JC Decaux SA	11	383
Kering SA	10	4,753
Klepierre	29	1,164
Lagardere SCA	15	415
Legrand SA	35	2,720
L'Oreal SA	33	7,470
LVMH Moet Hennessy Louis Vuitton SE	37	11,308
Natixis	130	1,066
Orange SA	261	4,442
Pernod-Ricard SA	28	4,629
Peugeot SA	78	1,892
Publicis Groupe SA	27	1,879
Remy Cointreau SA	3	473
Renault SA	25	3,048
Rexel SA	39	669
Safran SA	44	4,638
Sanofi SA	149	11,998
Schneider Electric SE (b)	74	6,553
SCOR SE	24	976
SEB SA	3	559
Societe BIC SA	4	360
Societe Generale SA	101	5,474
Sodexo SA	12	1,244
Suez Environnement Co.	50	729
Teleperformance	8	1,230
Thales SA	14	1,670
Total SA (a)	316	17,979
Ubisoft Entertainment SA (b)	10	871
Unibail-Rodamco SE (a)	13	3,063
Valeo SA	32	2,120
Veolia Environnement	62	1,468
Vinci SA	66	6,526
Vivendi SA	135	3,490
Wendel SA	4	576
		197,817
Germany 9.0%
1&1 Drillisch AG	6	433
Adidas AG	25	5,979
Allianz SE	59	13,368
Axel Springer SE	6	541
BASF SE	121	12,270
Bayer AG	109	12,300
Bayerische Motoren Werke AG	44	4,781
Beiersdorf AG	13	1,476
Brenntag AG	20	1,185
Commerzbank AG (b)	141	1,832
Continental AG	14	3,980
Covestro AG	21	2,052
Daimler AG	126	10,738
Deutsche Bank AG	275	3,844
Deutsche Boerse AG	25	3,432
Deutsche Lufthansa AG	32	1,023
Deutsche Post AG	127	5,569
	Shares/Par[1]	Value ($)
Deutsche Telekom AG	437	7,136
Deutsche Wohnen SE	47	2,190
E.ON SE	287	3,199
Evonik Industries AG	21	757
Fraport AG Frankfurt Airport Services Worldwide	5	521
Fresenius Medical Care AG & Co. KGaA	29	2,941
Fresenius SE & Co. KGaA	54	4,164
GEA Group AG	25	1,070
Hannover Rueck SE	8	1,134
HeidelbergCement AG	20	1,939
Henkel AG & Co. KGaA	13	1,697
Hochtief AG	3	534
Hugo Boss AG	9	748
Infineon Technologies AG	149	3,994
Innogy SE	18	876
K+S AG	25	735
KION Group AG	9	831
Lanxess AG	13	958
Linde AG (b)	25	5,320
MAN SE	4	512
Merck KGaA	17	1,640
Metro AG	22	389
MTU Aero Engines Holding AG	7	1,195
Muenchener Rueckversicherungs AG	20	4,728
Osram Licht AG	13	972
ProSiebenSat.1 Media SE	30	1,053
RTL Group SA	5	427
RWE AG (b)	70	1,734
SAP SE	129	13,513
Siemens AG	101	12,846
Siemens Healthineers AG (b)	17	715
Symrise AG	16	1,326
Telefonica Deutschland Holding AG	96	453
ThyssenKrupp AG	59	1,546
Uniper SE	25	771
United Internet AG	17	1,061
Volkswagen AG	4	862
Vonovia SE	65	3,214
Wirecard AG	15	1,807
Zalando SE (b)	15	826
		177,137
Hong Kong 3.4%
AIA Group Ltd.	1,586	13,618
ASM Pacific Technology Ltd.	40	563
Bank of East Asia Ltd.	156	625
BOC Hong Kong Holdings Ltd.	493	2,419
CK Asset Holdings Ltd.	344	2,911
CK Hutchison Holdings Ltd.	359	4,329
CK Infrastructure Holdings Ltd.	88	722
CLP Holdings Ltd.	218	2,230
First Pacific Co. Ltd.	241	132
Galaxy Entertainment Group Ltd.	313	2,880
Hang Lung Group Ltd.	131	430
Hang Lung Properties Ltd.	274	642
Hang Seng Bank Ltd.	102	2,371
Henderson Land Development Co. Ltd.	166	1,088
HK Electric Investments Ltd. (a)	354	343
HKT Trust	493	622
Hong Kong & China Gas Co. Ltd.	1,116	2,295
Hong Kong Exchanges & Clearing Ltd.	153	5,049
Hongkong Land Holdings Ltd.	162	1,122
Hysan Development Co. Ltd.	76	403
Jardine Matheson Holdings Ltd.	28	1,734
Kerry Properties Ltd.	83	374
Kingston Financial Group Ltd. (a)	496	225
Li & Fung Ltd.	754	372
Link REIT	294	2,524
Melco Resorts & Entertainment Ltd. - ADR	33	969
MGM China Holdings Ltd.	140	366
Minth Group Ltd.	90	413
MTR Corp.	204	1,098
New World Development Ltd.	770	1,097
NWS Holdings Ltd.	227	414
PCCW Ltd.	622	361

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Power Assets Holdings Ltd.	179	1,603
Shangri-La Asia Ltd.	182	370
Sino Land Co.	403	656
SJM Holdings Ltd.	242	212
Sun Hung Kai Properties Ltd.	189	3,007
Swire Pacific Ltd. - Class A	69	695
Swire Properties Ltd.	145	511
Techtronic Industries Co.	189	1,117
WH Group Ltd.	1,111	1,190
Wharf Holdings Ltd.	167	580
Wharf Real Estate Investment Co. Ltd.	167	1,093
Wheelock & Co. Ltd.	108	794
Yue Yuen Industrial Holdings Ltd.	89	356
		66,925
Ireland 0.5%
AIB Group Plc	101	609
Bank of Ireland Group Plc (b)	126	1,105
CRH Plc	112	3,790
James Hardie Industries SE - CDI	60	1,066
Kerry Group Plc - Class A	21	2,141
Paddy Power Betfair Plc	11	1,121
Ryanair Holdings Plc (b)	2	35
		9,867
Israel 0.4%
Azrieli Group	6	301
Bank Hapoalim BM	147	1,009
Bank Leumi Le-Israel BM	198	1,196
Bezeq Israeli Telecommunication Corp. Ltd.	305	389
Check Point Software Technologies Ltd. (b)	17	1,711
Elbit Systems Ltd.	3	345
Frutarom Industries Ltd.	6	516
Israel Chemicals Ltd.	91	384
Mizrahi Tefahot Bank Ltd.	20	389
Nice Ltd. (b)	8	730
Teva Pharmaceutical Industries Ltd. - ADR	122	2,078
		9,048
Italy 2.3%
Assicurazioni Generali SpA	163	3,137
Atlantia SpA	60	1,865
CNH Industrial NV	135	1,664
Davide Campari-Milano SpA	71	540
Enel SpA	1,066	6,543
ENI SpA	333	5,870
EXOR NV	15	1,060
Ferrari NV	16	1,947
Intesa Sanpaolo SpA	121	458
Intesa Sanpaolo SpA	1,768	6,442
Leonardo SpA	56	643
Luxottica Group SpA	22	1,362
Mediobanca SpA	81	951
Poste Italiane SpA	65	596
Prysmian SpA	29	899
Recordati SpA	14	526
Snam Rete Gas SpA	293	1,348
Telecom Italia SpA	803	669
Telecom Italia SpA (b)	1,469	1,395
Terna Rete Elettrica Nazionale SpA	183	1,072
Unicredit SpA (b)	262	5,489
UnipolSai SpA	124	296
		44,772
Japan 24.4%
ABC-Mart Inc.	5	317
Acom Co. Ltd. (a) (b)	59	265
AEON Co. Ltd. (a)	79	1,399
AEON Financial Service Co. Ltd. (a)	14	333
AEON Mall Co. Ltd.	14	292
Air Water Inc.	22	429
Aisin Seiki Co. Ltd.	23	1,247
Ajinomoto Co. Inc.	73	1,330
Alfresa Holdings Corp.	24	532
All Nippon Airways Co. Ltd.	15	571
Alps Electric Co. Ltd. (a)	27	661
Amada Co. Ltd.	43	522
	Shares/Par[1]	Value ($)
Aozora Bank Ltd.	15	613
Asahi Breweries Ltd.	52	2,783
Asahi Glass Co. Ltd.	26	1,083
Asahi Kasei Corp.	168	2,244
Ashikaga Holdings Co. Ltd. (a)	133	517
Asics Corp. (a)	24	440
Astellas Pharma Inc.	270	4,142
Bandai Namco Holdings Inc.	27	882
Bank of Kyoto Ltd. (a)	9	499
Benesse Holdings Inc.	9	331
Bridgestone Corp.	85	3,740
Brother Industries Ltd.	31	722
Calbee Inc. (a)	11	357
Canon Inc.	140	5,111
Casio Computer Co. Ltd. (a)	25	370
Central Japan Railway Co.	19	3,587
China Bank Ltd.	91	744
Chubu Electric Power Co. Inc.	89	1,277
Chugai Pharmaceutical Co. Ltd.	29	1,465
Chugoku Electric Power Co. Inc. (a)	41	500
Coca-Cola Bottlers Japan Inc.	16	647
Concordia Financial Group Ltd.	155	874
Credit Saison Co. Ltd. (a)	23	391
CYBERDYNE Inc. (b)	11	159
Dai Nippon Printing Co. Ltd.	36	749
Daicel Corp.	41	453
Daifuke Co. Ltd.	12	738
Dai-Ichi Life Holdings Inc.	144	2,668
Daiichi Sankyo Co. Ltd. (a)	75	2,512
Daikin Industries Ltd.	33	3,621
Dainippon Sumitomo Pharma Co. Ltd. (a)	20	334
Daito Trust Construction Co. Ltd.	9	1,588
Daiwa House Industry Co. Ltd. (a)	76	2,916
Daiwa House REIT Investment Co.	—	423
Daiwa Securities Group Inc.	215	1,385
Dena Co. Ltd. (a)	15	281
Denso Corp.	62	3,421
Dentsu Inc.	28	1,228
Disco Corp.	4	838
Don Quijote Holdings Co. Ltd.	16	892
East Japan Railway Co.	43	4,021
Eisai Co. Ltd. (a)	35	2,274
Electric Power Development Co. Ltd.	18	463
FamilyMart UNY Holdings Co. Ltd. (a)	11	893
Fanuc Ltd.	25	6,486
Fast Retailing Co. Ltd.	7	2,882
Fuji Electric Holdings Co. Ltd.	70	483
FUJIFILM Holdings Corp. (a)	55	2,184
Fujitsu Ltd.	259	1,573
Fukuoka Financial Group Inc.	97	533
Hachijuni Bank Ltd. (a)	52	282
Hakuhodo DY Holdings Inc.	30	416
Hamamatsu Photonics KK	18	702
Hankyu Hanshin Holdings Inc.	32	1,188
Hikari Tsushin Inc.	3	501
Hino Motors Ltd.	33	433
Hirose Electric Co. Ltd.	4	604
Hisamitsu Pharmaceutical Co. Inc.	8	588
Hitachi Chemical Co. Ltd.	15	344
Hitachi Construction Machinery Co. Ltd. (a)	13	519
Hitachi High-Technologies Corp.	8	396
Hitachi Ltd.	643	4,677
Hitachi Metals Ltd.	32	373
Honda Motor Co. Ltd.	226	7,812
Hoshizaki Corp.	7	661
Hoya Corp.	51	2,564
Hulic Co. Ltd.	36	393
Idemitsu Kosan Co. Ltd.	18	674
IHI Corp.	21	647
Iida Group Holdings Co. Ltd. (a)	22	403
INPEX Corp.	123	1,537
Isetan Mitsukoshi Holdings Ltd. (a)	41	454
Isuzu Motors Ltd.	72	1,110
ITOCHU Corp.	195	3,824
J. Front Retailing Co. Ltd.	30	508

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Japan Airlines Co. Ltd.	15	623
Japan Airport Terminal Co. Ltd.	7	288
Japan Exchange Group Inc.	69	1,305
Japan Post Bank Co. Ltd. (a)	53	724
Japan Post Holdings Co. Ltd.	207	2,515
Japan Prime Realty Investment Corp.	—	442
Japan Real Estate Investment Corp. (a)	—	815
Japan Retail Fund Investment Corp.	—	649
Japan Tobacco Inc.	146	4,193
JFE Holdings Inc.	70	1,420
JGC Corp. (a)	26	567
JS Group Corp.	37	812
JSR Corp.	29	646
JTEKT Corp.	27	400
JXTG Holdings Inc.	412	2,529
Kajima Corp.	117	1,100
Kakaku.com Inc. (a)	16	286
Kamigumi Co. Ltd.	15	336
Kaneka Corp.	41	410
Kansai Electric Power Co. Inc.	95	1,238
Kansai Paint Co. Ltd. (a)	28	648
Kao Corp.	65	4,889
Kawasaki Heavy Industries Ltd.	20	657
KDDI Corp.	237	6,118
Keihan Holdings Co. Ltd.	12	385
Keikyu Corp.	31	537
Keio Corp.	15	664
Keisei Electric Railway Co. Ltd.	17	533
Keyence Corp.	13	8,033
Kikkoman Corp. (a)	19	779
Kintetsu Corp.	25	976
Kirin Holdings Co. Ltd.	116	3,101
Kobe Steel Ltd. (b)	38	374
Koito Manufacturing Co. Ltd.	16	1,089
Komatsu Ltd.	121	4,040
Konami Corp.	12	614
Konica Minolta Holdings Inc.	64	541
Kose Corp.	4	801
Kubota Corp.	141	2,471
Kuraray Co. Ltd.	49	844
Kurita Water Industries Ltd.	12	382
Kyocera Corp.	43	2,418
kyowa Hakko Kirin Co. Ltd.	34	732
Kyushu Electric Power Co. Inc.	58	700
Kyushu Financial Group Inc. (a)	51	255
Kyushu Railway Co.	22	679
Lawson Inc.	6	417
LINE Corp. (b)	6	219
Lion Corp.	30	613
M3 Inc.	28	1,277
Mabuchi Motor Co. Ltd.	7	359
Makita Corp.	29	1,430
Marubeni Corp.	222	1,624
Marui Group Co. Ltd. (a)	26	517
Maruichi Steel Tube Ltd. (a)	7	198
Mazda Motor Corp.	74	988
McDonald's Holdings Co. Japan Ltd.	10	459
Medipal Holdings Corp.	21	437
MEIJI Holdings Co. Ltd.	16	1,208
Minebea Mitsumi Inc.	49	1,064
MISUMI Group Inc.	38	1,059
Mitsubishi Chemical Holdings Corp.	193	1,877
Mitsubishi Corp.	198	5,325
Mitsubishi Electric Corp.	253	4,107
Mitsubishi Estate Co. Ltd.	163	2,720
Mitsubishi Gas Chemical Co. Inc.	23	564
Mitsubishi Heavy Industries Ltd. (a)	43	1,662
Mitsubishi Materials Corp.	14	409
Mitsubishi Motors Corp. (a)	89	637
Mitsubishi Tanabe Pharma Corp.	30	593
Mitsubishi UFJ Financial Group Inc.	1,566	10,393
Mitsubishi UFJ Lease & Finance Co. Ltd.	66	393
Mitsui & Co. Ltd.	223	3,850
Mitsui Chemicals Inc.	24	770
Mitsui Fudosan Co. Ltd.	119	2,881
	Shares/Par[1]	Value ($)
Mitsui OSK Lines Ltd.	17	481
Mixi Inc. (a)	7	248
Mizuho Financial Group Inc.	3,160	5,749
MS&AD Insurance Group Holdings	63	1,965
Murata Manufacturing Co. Ltd.	25	3,454
Nabtesco Corp.	15	567
Nagoya Railroad Co. Ltd. (a)	24	602
NEC Corp.	36	1,002
NEC Electronics Corp. (a) (b)	86	864
Nexon Co. Ltd. (b)	52	891
NGK Insulators Ltd.	34	591
NGK Spark Plug Co. Ltd.	22	527
Nidec Corp.	32	4,896
Nikon Corp.	45	812
Nintendo Co. Ltd.	15	6,666
Nippon Building Fund Inc.	—	942
Nippon Electric Glass Co. Ltd.	12	362
Nippon Express Co. Ltd.	11	697
Nippon Meat Packers Inc.	12	493
Nippon Paint Co. Ltd. (a)	22	817
Nippon Prologis REIT Inc.	—	456
Nippon Steel Corp.	101	2,225
Nippon Telegraph & Telephone Corp.	90	4,206
Nippon Yusen KK (a)	20	389
Nissan Chemical Industries Ltd. (a)	16	648
Nissan Motor Co. Ltd.	303	3,139
Nisshin Seifun Group Inc.	24	483
Nissin Foods Holdings Co. Ltd.	7	515
Nitori Co. Ltd.	11	1,874
Nitto Denko Corp.	22	1,652
NOK Corp.	12	232
Nomura Holdings Inc.	473	2,765
Nomura Real Estate Holdings Inc.	16	373
Nomura Real Estate Master Fund Inc.	1	702
Nomura Research Institute Ltd.	17	811
NSK Ltd.	53	710
NTT Data Corp.	87	910
NTT DoCoMo Inc.	178	4,556
Obayashi Corp.	89	986
Obic Co. Ltd.	8	690
Odakyu Electric Railway Co. Ltd.	40	817
OJI Holdings Corp.	116	749
Olympus Corp.	39	1,495
Omron Corp.	25	1,493
Ono Pharmaceutical Co. Ltd.	53	1,715
Oracle Corp. Japan	5	423
Oriental Land Co. Ltd.	29	2,983
ORIX Corp.	173	3,109
Osaka Gas Co. Ltd.	48	952
Otsuka Corp.	13	664
Otsuka Holdings Co. Ltd.	52	2,605
Panasonic Corp.	289	4,142
Park24 Co. Ltd. (a)	14	387
Persol Holdings Co. Ltd.	22	630
Pola Orbis Holdings Inc.	12	481
Rakuten Inc.	124	1,030
Recruit Holdings Co. Ltd.	144	3,588
Resona Holdings Inc.	297	1,597
Ricoh Co. Ltd. (a)	90	885
Rinnai Corp.	4	381
Rohm Co. Ltd.	12	1,158
Ryohin Keikaku Co. Ltd.	3	1,106
Sankyo Co. Ltd.	7	227
Santen Pharmaceutical Co. Ltd.	50	833
SBI Holdings Inc.	26	614
Secom Co. Ltd. (a)	28	2,068
Sega Sammy Holdings Inc.	21	347
Seibu Holdings Inc.	25	441
Seiko Epson Corp.	38	660
Sekisui Chemical Co. Ltd.	51	897
Sekisui House Ltd.	77	1,418
Seven & I Holdings Co. Ltd.	98	4,231
Seven Bank Ltd.	87	279
Sharp Corp. (a) (b)	20	588
Shimadzu Corp.	34	947

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Shimamura Co. Ltd.	3	411
Shimano Inc.	10	1,389
Shimizu Corp.	73	648
Shin-Etsu Chemical Co. Ltd.	51	5,322
Shinsei Bank Ltd.	21	330
Shionogi & Co. Ltd. (a)	39	2,052
Shiseido Co. Ltd.	51	3,273
Shizuoka Bank Ltd.	68	654
Showa Shell Sekiyu KK	27	375
SMC Corp.	8	3,111
SoftBank Group Corp.	108	8,098
Sohgo Security Services Co. Ltd.	9	427
Sompo Holdings Inc.	47	1,886
Sony Corp.	166	8,104
Sony Financial Holdings Inc. (a)	21	383
Stanley Electric Co. Ltd.	19	721
Start Today Co. Ltd.	24	617
Subaru Corp. NPV	80	2,654
Sumco Corp.	30	779
Sumitomo Chemical Co. Ltd.	207	1,207
Sumitomo Corp.	159	2,664
Sumitomo Electric Industries Ltd.	102	1,555
Sumitomo Heavy Industries Ltd.	16	599
Sumitomo Metal Mining Co. Ltd.	32	1,346
Sumitomo Mitsui Financial Group Inc.	176	7,477
Sumitomo Mitsui Trust Holdings Inc.	43	1,783
Sumitomo Realty & Development Co. Ltd.	47	1,742
Sumitomo Rubber Industries Inc.	24	440
Sundrug Co. Ltd.	11	505
Suntory Beverage & Food Ltd.	19	933
Suruga Bank Ltd. (a)	21	296
Suzuken Co. Ltd.	9	389
Suzuki Motor Corp. (a)	46	2,487
Sysmex Corp.	21	1,931
T&D Holdings Inc.	69	1,096
Taiheiyo Cement Corp.	16	565
Taisei Corp.	28	1,426
Taisho Pharmaceutical Holdings Co. Ltd.	4	405
Taiyo Nippon Sanso Corp. (a)	16	236
Takashimaya Co. Ltd.	44	424
Takeda Pharmaceutical Co. Ltd.	93	4,537
TDK Corp.	17	1,489
Teijin Ltd.	23	436
Terumo Corp.	43	2,228
THK Co. Ltd.	15	644
Tobu Railway Co. Ltd.	25	778
Toho Co. Ltd.	14	459
Toho Gas Co. Ltd. (a)	11	350
Tohoku Electric Power Co. Inc. (a)	62	838
Tokio Marine Holdings Inc.	89	4,028
Tokyo Electric Power Co. Holdings Inc. (b)	197	773
Tokyo Electron Ltd.	21	3,781
Tokyo Gas Co. Ltd.	53	1,405
Tokyo Tatemono Co. Ltd.	30	458
Tokyu Corp.	73	1,153
Tokyu Fudosan Holdings Corp	63	452
Toppan Printing Co. Ltd.	69	567
Toray Industries Inc.	198	1,885
Toshiba Corp. (b)	849	2,466
Tosoh Corp.	41	805
TOTO Ltd.	19	975
Toyo Seikan Group Holdings Ltd.	24	356
Toyo Suisan Kaisha Ltd.	11	429
Toyoda Gosei Co. Ltd.	9	218
Toyota Industries Corp. (a)	21	1,271
Toyota Motor Corp.	343	22,350
Toyota Tsusho Corp.	29	981
Trend Micro Inc.	16	967
Tsuruha Holdings Inc.	5	692
Unicharm Corp.	54	1,565
United Urban Investment Corp.	—	641
USS Co. Ltd.	29	586
West Japan Railway Co.	22	1,568
Yahoo! Japan Corp. (a)	196	918
Yakult Honsha Co. Ltd.	15	1,094
	Shares/Par[1]	Value ($)
Yamada Denki Co. Ltd. (a)	77	470
Yamaguchi Financial Group Inc. (a)	29	359
Yamaha Corp.	23	997
Yamaha Motor Co. Ltd.	36	1,075
Yamato Holdings Co. Ltd.	45	1,127
Yamazaki Baking Co. Ltd.	19	407
Yaskawa Electric Corp.	33	1,507
Yokogawa Electric Corp.	29	581
Yokohama Rubber Co. Ltd.	15	349
		480,076
Jersey 0.0%
Randgold Resources Ltd.	13	1,038
Luxembourg 0.3%
ArcelorMittal (b)	89	2,828
Millicom International Cellular SA - SDR	9	591
SES SA - FDR	51	700
Tenaris SA (a)	65	1,119
		5,238
Macau 0.1%
Sands China Ltd.	318	1,732
Wynn Macau Ltd.	197	726
		2,458
Malta 0.0%
BGP Holdings Plc (c)	479	—
Netherlands 5.7%
ABN AMRO Group NV - CVA	57	1,711
Aegon NV	233	1,568
Airbus SE	76	8,830
Akzo Nobel NV	33	3,116
Altice NV (a) (b)	63	523
ASML Holding NV	51	10,132
Heineken Holding NV	15	1,590
Heineken NV	34	3,649
ING Groep NV	510	8,642
Koninklijke Ahold NV	167	3,979
Koninklijke Boskalis Westminster NV	12	338
Koninklijke KPN NV	461	1,386
Koninklijke Philips Electronics NV	123	4,721
Koninklijke Philips NV	24	2,407
Koninklijke Vopak NV	9	422
NN Group NV	40	1,794
NXP Semiconductors NV (b)	45	5,301
Randstad Holding NV (a)	16	1,077
Reed Elsevier NV	129	2,681
Royal Dutch Shell Plc - Class A	598	18,812
Royal Dutch Shell Plc - Class B	492	15,783
Unilever NV - CVA	214	12,034
Wolters Kluwer NV	38	2,041
		112,537
New Zealand 0.2%
Auckland International Airport Ltd.	123	547
Fisher & Paykel Healthcare Corp.	71	680
Fletcher Building Ltd.	85	372
Mercury NZ Ltd.	104	243
Meridian Energy Ltd.	180	372
Ryman Healthcare Ltd.	48	371
Spark New Zealand Ltd.	245	595
		3,180
Norway 0.7%
DNB Bank ASA	130	2,530
Gjensidige Forsikring ASA	25	456
Marine Harvest ASA	53	1,068
Norsk Hydro ASA	173	1,013
Orkla ASA	112	1,201
Schibsted ASA - Class B	11	273
Statoil ASA (a)	151	3,576
Telenor ASA	100	2,254
Yara International ASA	24	1,026
		13,397
Portugal 0.2%
Banco Espirito Santo SA (b) (c)	413	—
Energias de Portugal SA	328	1,250

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Galp Energia SGPS SA	69	1,296
Jeronimo Martins SGPS SA	33	610
		3,156
Singapore 1.3%
Ascendas REIT	337	679
Capitaland Commercial Trust	354	496
CapitaLand Ltd.	351	963
CapitaMall Trust	304	485
City Developments Ltd.	54	540
ComfortDelgro Corp. Ltd.	263	413
DBS Group Holdings Ltd.	235	5,009
Genting Singapore Plc	791	656
Golden Agri-Resources Ltd.	877	235
Hutchison Port Holdings Trust	763	226
Jardine Cycle & Carriage Ltd.	15	388
Keppel Corp. Ltd.	200	1,197
Oversea-Chinese Banking Corp. Ltd.	411	4,054
SembCorp Industries Ltd.	144	343
Singapore Airlines Ltd.	68	565
Singapore Airport Terminal Services Ltd.	99	388
Singapore Exchange Ltd.	105	593
Singapore Press Holdings Ltd. (a)	194	374
Singapore Technologies Engineering Ltd.	192	530
Singapore Telecommunications Ltd.	1,063	2,742
StarHub Ltd.	90	159
Suntec REIT	317	460
United Overseas Bank Ltd.	174	3,685
UOL Group Ltd.	71	464
Wilmar International Ltd.	209	510
Yangzijiang Shipbuilding Holdings Ltd.	285	265
		26,419
Spain 3.2%
Abertis Infraestructuras SA - Class A	92	2,054
ACS Actividades de Construccion y Servicios SA	32	1,251
Aena SME SA	9	1,800
Amadeus IT Group SA	57	4,250
Banco Bilbao Vizcaya Argentaria SA	875	6,940
Banco de Sabadell SA	690	1,413
Banco Santander SA	2,123	13,885
Bankia SA	160	719
Bankinter SA	93	953
CaixaBank SA	477	2,276
Enagas SA	31	849
Endesa SA	44	966
Ferrovial SA	63	1,328
Gas Natural SDG SA	48	1,152
Grifols SA - Class A	41	1,161
Iberdrola SA	761	5,615
Inditex SA	145	4,551
Mapfre SA	134	446
Red Electrica Corp. SA	58	1,199
Repsol SA	163	2,907
Siemens Gamesa Renewable Energy SA (a)	32	514
Telefonica SA	613	6,082
		62,311
Sweden 2.6%
Alfa Laval AB	40	957
Assa Abloy AB - Class B	134	2,894
Atlas Copco AB - Class A	88	3,814
Atlas Copco AB - Class B	53	2,058
Boliden AB	37	1,285
Electrolux AB - Class B (a)	33	1,041
Essity AB - Class B (b)	81	2,229
Getinge AB - Class B	29	335
Hennes & Mauritz AB - Class B	123	1,852
Hexagon AB - Class B	34	2,033
Husqvarna AB - Class B	54	518
ICA Gruppen AB	10	339
Industrivarden AB - Class C	21	480
Investor AB - Class B	59	2,631
Kinnevik AB - Class B	30	1,074
L E Lundbergforetagen AB - Series B	6	400
Lundin Petroleum AB (b)	24	594
Nordea Bank AB	404	4,320
	Shares/Par[1]	Value ($)
Sandvik AB	151	2,762
Securitas AB - Class B	42	713
Skandinaviska Enskilda Banken AB - Class A (a)	202	2,124
Skanska AB - Class B	43	880
SKF AB - Class B (a)	49	1,009
Svenska Handelsbanken AB - Class A	199	2,493
Swedbank AB - Class A (a)	118	2,650
Swedish Match AB	23	1,057
Tele2 AB - Class B	49	584
Telefonaktiebolaget LM Ericsson - Class B (a)	410	2,615
Telia Co. AB	360	1,695
Volvo AB - Class B	204	3,739
		51,175
Switzerland 8.1%
ABB Ltd.	241	5,747
Adecco Group AG	21	1,498
Baloise Holding AG	6	973
Barry Callebaut AG	—	543
Cie Financiere Richemont SA	68	6,152
Clariant AG	29	704
Credit Suisse Group AG	318	5,353
Dufry AG (a) (b)	5	603
EMS-Chemie Holding AG	1	680
Geberit AG	5	2,178
Givaudan SA	1	2,813
Glencore Plc	1,605	7,945
Julius Baer Group Ltd.	29	1,788
Kuehne & Nagel International AG	7	1,140
LafargeHolcim Ltd.	59	3,253
Lindt & Spruengli AG	—	945
Lonza Group AG	10	2,356
Nestle SA	409	32,365
Novartis AG	293	23,612
Pargesa Holding SA	5	439
Partners Group Holding AG	2	1,735
Roche Holding AG	92	21,204
Schindler Holding AG	3	535
SGS SA	1	1,740
Sika AG	—	2,239
Sonova Holding AG	7	1,142
STMicroelectronics NV	86	1,900
Straumann Holding AG	1	838
Swatch Group AG	7	606
Swatch Group AG	4	1,841
Swiss Life Holding AG	4	1,532
Swiss Prime Site AG	10	944
Swiss Re AG	41	4,190
Swisscom AG (a)	3	1,690
UBS Group AG	480	8,447
Vifor Pharma AG (a)	6	990
Zurich Insurance Group AG	20	6,525
		159,185
United Kingdom 15.1%
3i Group Plc	131	1,587
Admiral Group Plc	27	699
Anglo American Plc	174	4,051
Antofagasta Plc	52	675
Ashtead Group Plc	67	1,845
Associated British Foods Plc	47	1,644
AstraZeneca Plc	166	11,401
Auto Trader Group Plc	127	624
Aviva Plc	538	3,756
Babcock International Group Plc (a)	33	306
BAE Systems Plc	416	3,404
Barclays Plc	2,232	6,504
Barratt Developments Plc	139	1,038
Berkeley Group Holdings Plc	18	952
BHP Billiton Plc	277	5,447
BP Plc	2,596	17,483
British American Tobacco Plc	301	17,461
British Land Co. Plc	125	1,128
BT Group Plc	1,120	3,579
Bunzl Plc	45	1,324
Burberry Group Plc	59	1,395

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Capita Group Plc	90	181
Carnival Plc	25	1,628
Centrica Plc	761	1,519
Cobham Plc (b)	321	555
Coca-Cola European Partners Plc	29	1,213
Coca-Cola HBC AG	25	914
Compass Group Plc	207	4,222
ConvaTec Group Plc	158	444
Croda International Plc	18	1,150
DCC Plc	11	1,044
Diageo Plc	331	11,169
Direct Line Insurance Group Plc	188	1,008
easyJet Plc	21	465
Experian Plc	121	2,618
Ferguson Plc	34	2,545
Fiat Chrysler Automobiles NV (b)	143	2,919
Fresnillo Plc	28	490
G4S Plc	211	736
GKN Plc	235	1,527
GlaxoSmithKline Plc	646	12,588
GVC Holdings Plc	64	826
Hammerson Plc	107	805
Hargreaves Lansdown Plc	34	783
HSBC Holdings Plc	2,635	24,641
IMI Plc	35	533
Imperial Brands Plc	128	4,344
InterContinental Hotels Group Plc	24	1,441
International Consolidated Airlines Group SA	87	755
Intertek Group Plc	22	1,425
Investec Plc	85	661
ITV Plc	499	1,013
J Sainsbury Plc	216	723
John Wood Group Plc	82	620
Johnson Matthey Plc	26	1,134
Kingfisher Plc	295	1,216
Land Securities Group Plc	95	1,258
Legal & General Group Plc	796	2,892
Lloyds Banking Group Plc	9,442	8,578
London Stock Exchange Group Plc	41	2,357
Marks & Spencer Group Plc	222	844
Mediclinic International Plc (a)	55	461
Meggitt Plc	101	614
Merlin Entertainments Plc	93	450
Micro Focus International Plc	56	781
Mondi Plc	49	1,321
National Grid Plc	447	5,023
Next Plc	19	1,263
Old Mutual Plc	652	2,197
Pearson Plc	112	1,183
Persimmon Plc	40	1,415
Prudential Plc (d)	339	8,501
Reckitt Benckiser Group Plc	88	7,430
Relx Plc	139	2,863
Rio Tinto Plc	160	8,091
Rolls-Royce Holdings Plc	221	2,713
Royal Bank of Scotland Group Plc (b)	462	1,684
Royal Mail Plc	117	885
RSA Insurance Group Plc	133	1,177
Sage Group Plc	145	1,301
Schroders Plc	16	707
Segro Plc	136	1,151
Severn Trent Plc	32	833
Shire Plc	119	5,921
Sky Plc	136	2,471
Smith & Nephew Plc	116	2,163
Smiths Group Plc	55	1,162
SSE Plc	130	2,321
	Shares/Par[1]	Value ($)
St. James's Place Plc	71	1,085
Standard Chartered Plc	431	4,322
Standard Life Aberdeen Plc	354	1,794
Taylor Wimpey Plc	451	1,168
Tesco Plc	1,252	3,626
Travis Perkins Plc	33	565
TUI AG	57	1,214
Unilever Plc	163	9,008
United Utilities Group Plc	86	863
Vodafone Group Plc	3,501	9,566
Weir Group Plc	29	816
Whitbread Plc	24	1,226
WM Morrison Supermarkets Plc	304	911
WPP Plc	166	2,636
		296,969
United States of America 0.1%
AerCap Holdings NV (b)	18	914
Jardine Strategic Holdings Ltd.	31	1,178
Qiagen NV (b)	28	919
		3,011
Total Common Stocks (cost $1,619,185)		1,936,547
PREFERRED STOCKS 0.7%
Germany 0.6%
Bayerische Motoren Werke AG	7	666
Fuchs Petrolub SE	9	466
Henkel AG & Co. KGaA (e)	23	3,056
Porsche Automobil Holding SE (e)	20	1,698
Schaeffler AG	24	375
Volkswagen AG (e)	24	4,825
		11,086
Switzerland 0.1%
Lindt & Spruengli AG (e)	—	838
Schindler Holding AG (e)	5	1,155
		1,993
Total Preferred Stocks (cost $10,605)		13,079
SHORT TERM INVESTMENTS 3.6%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (d) (f)	5,565	5,565
Securities Lending Collateral 3.3%
Securities Lending Cash Collateral Fund LLC, 1.69% (d) (f)	65,037	65,037
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (g) (h)	975	972
Total Short Term Investments (cost $71,574)		71,574
Total Investments 102.6% (cost $1,701,364)		2,021,200
Other Derivative Instruments 0.0%		101
Other Assets and Liabilities, Net (2.6)%		(52,171)
Total Net Assets 100.0%		1,969,130

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Convertible security.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Plc	9,077	—	149	155	191	(428)	8,501	0.4
	9,077	—	149	155	191	(428)	8,501	0.4

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	16	June 2018	AUD	2,364	(9)	(54)
Euro STOXX 50	167	June 2018	EUR	5,531	99	(64)
FTSE 100 Index	40	June 2018	GBP	2,825	28	(39)
Tokyo Price Index	30	June 2018	JPY	512,636	11	(8)
					129	(165)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	06/20/18	AUD	610	468	(12)
AUD/USD	GSC	06/20/18	AUD	149	114	—
AUD/USD	RBC	06/20/18	AUD	296	228	(5)
EUR/AUD	GSC	04/04/18	AUD	(519)	(399)	—
EUR/USD	CIT	06/20/18	EUR	854	1,057	(6)
EUR/USD	CIT	06/20/18	EUR	99	123	—
EUR/USD	GSC	06/20/18	EUR	579	717	(5)
EUR/USD	RBC	06/20/18	EUR	712	881	(5)
EUR/USD	SGA	06/20/18	EUR	330	409	(2)
EUR/USD	UBS	06/20/18	EUR	797	986	(5)
EUR/USD	UBS	06/20/18	EUR	233	288	—
GBP/USD	BCL	06/20/18	GBP	141	199	1
GBP/USD	BOA	06/20/18	GBP	941	1,324	6
GBP/USD	CIT	06/20/18	GBP	141	199	1
GBP/USD	SGA	06/20/18	GBP	70	98	—
JPY/USD	BCL	06/20/18	JPY	38,080	360	(1)
JPY/USD	BMO	06/20/18	JPY	16,525	156	(1)
JPY/USD	BMO	06/20/18	JPY	17,000	161	—
JPY/USD	GSC	06/20/18	JPY	17,275	163	(1)
JPY/USD	NSI	06/20/18	JPY	62,831	594	(2)
JPY/USD	RBC	06/20/18	JPY	17,270	163	(1)
JPY/USD	UBS	06/20/18	JPY	57,754	546	(1)
USD/AUD	SGA	06/20/18	AUD	(148)	(114)	1
USD/EUR	GSC	06/20/18	EUR	(293)	(362)	1
USD/EUR	SGA	06/20/18	EUR	(324)	(400)	1
USD/GBP	BOA	06/20/18	GBP	(69)	(98)	—
USD/GBP	SGA	06/20/18	GBP	(206)	(290)	2
USD/JPY	GSC	06/20/18	JPY	(34,050)	(322)	—
USD/JPY	UBS	06/20/18	JPY	(51,330)	(485)	6
					6,764	(28)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.4%
Consumer Discretionary 11.7%
ARAMARK Corp.	1	17
Autoliv Inc.	—	21
AutoNation Inc. (a)	—	4
Best Buy Co. Inc.	1	31
Booking Holdings Inc. (a)	—	171
BorgWarner Inc.	—	18
Buckle Inc. (b)	—	1
Caleres Inc.	—	3
Callaway Golf Co.	—	2
Carmax Inc. (a)	—	18
Choice Hotels International Inc.	—	4
Columbia Sportswear Co.	—	3
Darden Restaurants Inc.	—	17
Deckers Outdoor Corp. (a)	—	4
Discovery Communications Inc. - Class A (a) (b)	—	5
Discovery Communications Inc. - Class C (a)	1	9
Domino's Pizza Inc.	—	18
Ethan Allen Interiors Inc.	—	—
Foot Locker Inc.	—	9
GameStop Corp. - Class A	—	1
Gap Inc.	—	12
Garmin Ltd.	—	12
HanesBrands Inc. (b)	1	11
Harley-Davidson Inc. (b)	—	11
Hasbro Inc.	—	15
Hilton Worldwide Holdings Inc.	—	26
Jack in the Box Inc.	—	5
John Wiley & Sons Inc. - Class A	—	4
Kohl's Corp.	—	18
La-Z-Boy Inc.	—	2
Liberty Global Plc - Class A (a)	—	10
Liberty Global Plc - Class C (a)	1	28
LKQ Corp. (a)	1	19
Lowe's Cos. Inc.	1	122
Marriott International Inc. - Class A	1	72
Mattel Inc. (b)	1	8
McDonald's Corp.	1	210
Meritage Homes Corp. (a)	—	3
Michael Kors Holdings Ltd. (a)	—	16
Mohawk Industries Inc. (a)	—	25
Netflix Inc. (a)	1	216
New York Times Co. - Class A	—	6
Newell Brands Inc.	1	20
Nike Inc. - Class B	2	147
Nordstrom Inc.	—	9
NutriSystem Inc.	—	1
Office Depot Inc.	1	2
Pier 1 Imports Inc.	—	—
Pool Corp.	—	9
PVH Corp.	—	20
Royal Caribbean Cruises Ltd.	—	34
Scholastic Corp.	—	2
Shutterfly Inc. (a)	—	4
Signet Jewelers Ltd.	—	3
Starbucks Corp.	2	138
Tesla Inc. (a) (b)	—	60
Tiffany & Co.	—	20
Time Warner Inc.	1	125
Tractor Supply Co.	—	14
Tupperware Brands Corp.	—	4
Ulta Beauty Inc. (a)	—	20
Under Armour Inc. - Class A (a) (b)	—	6
Under Armour Inc. - Class C (a) (b)	—	5
Vail Resorts Inc.	—	16
VF Corp.	1	41
Walt Disney Co.	3	256
Whirlpool Corp.	—	18
Wolverine World Wide Inc.	—	4
		2,185
	Shares/Par[1]	Value ($)
Consumer Staples 7.4%
Archer-Daniels-Midland Co.	1	41
Avon Products Inc. (a)	1	3
Bunge Ltd.	—	18
Campbell Soup Co.	—	13
Clorox Co.	—	30
Coca-Cola Co.	7	296
Colgate-Palmolive Co.	2	100
Darling Ingredients Inc. (a)	—	4
Dr. Pepper Snapple Group Inc.	—	37
Estee Lauder Cos. Inc. - Class A	—	56
General Mills Inc.	1	44
Hain Celestial Group Inc. (a)	—	5
Hormel Foods Corp. (b)	1	16
Ingredion Inc.	—	17
JM Smucker Co.	—	24
Kellogg Co.	1	28
Kimberly-Clark Corp.	1	65
Kraft Heinz Foods Co.	1	64
McCormick & Co. Inc.	—	21
Mondelez International Inc. - Class A	3	105
Procter & Gamble Co.	4	339
Sysco Corp.	1	51
United Natural Foods Inc. (a)	—	3
		1,380
Energy 4.3%
Apache Corp.	1	25
Baker Hughes a GE Co. LLC - Class A	1	19
Clean Energy Fuels Corp. (a)	—	—
ConocoPhillips Co.	2	120
Core Laboratories NV	—	8
Denbury Resources Inc. (a) (b)	—	1
Devon Energy Corp.	1	26
Energen Corp. (a)	—	10
EQT Corp.	1	19
Hess Corp.	1	25
Marathon Oil Corp.	1	22
Marathon Petroleum Corp.	1	60
National Oilwell Varco Inc.	1	23
Newfield Exploration Co. (a)	—	8
Noble Energy Inc.	1	24
Occidental Petroleum Corp.	1	83
ONEOK Inc.	1	36
Phillips 66	1	71
Pioneer Natural Resources Co.	—	49
QEP Resources Inc. (a)	—	4
Schlumberger Ltd.	2	152
Southwestern Energy Co. (a)	1	5
TechnipFMC Plc	1	21
		811
Financials 10.6%
Aflac Inc.	1	57
Allstate Corp.	1	57
Ally Financial Inc.	1	20
American Express Co.	1	117
Ameriprise Financial Inc.	—	38
Arthur J Gallagher & Co.	—	21
Bank of Hawaii Corp.	—	6
Bank of New York Mellon Corp. (c)	2	89
BlackRock Inc.	—	109
Cathay General Bancorp	—	5
Charles Schwab Corp.	2	107
Chubb Ltd.	1	107
CIT Group Inc.	—	11
Citizens Financial Group Inc.	1	34
CME Group Inc.	1	93
Comerica Inc.	—	28
FactSet Research Systems Inc.	—	14
First Republic Bank	—	24
Franklin Resources Inc.	1	19
Hartford Financial Services Group Inc.	1	30
Heartland Financial USA Inc.	—	2
International Bancshares Corp.	—	4
Invesco Ltd.	1	21

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
KeyCorp	2	36
Legg Mason Inc.	—	5
Loews Corp.	1	23
M&T Bank Corp.	—	41
Marsh & McLennan Cos. Inc.	1	70
Moody's Corp.	—	47
New York Community Bancorp Inc.	1	11
Northern Trust Corp.	—	37
Old National Bancorp	—	4
People's United Financial Inc.	1	12
PNC Financial Services Group Inc.	1	122
Principal Financial Group Inc.	1	29
Progressive Corp.	1	59
Prudential Financial Inc.	1	74
Regions Financial Corp.	2	35
S&P Global Inc.	1	81
Signature Bank (a)	—	12
State Street Corp.	1	62
SVB Financial Group (a)	—	21
T. Rowe Price Group Inc.	1	43
TD Ameritrade Holding Corp.	1	28
Travelers Cos. Inc.	1	64
Umpqua Holdings Corp.	—	8
Voya Financial Inc.	—	15
Willis Towers Watson Plc	—	32
		1,984
Health Care 12.0%
AbbVie Inc.	3	255
Agilent Technologies Inc.	1	37
Align Technology Inc. (a)	—	32
AmerisourceBergen Corp.	—	24
Amgen Inc.	1	194
Becton Dickinson & Co.	1	97
Biogen Inc. (a)	—	98
BioMarin Pharmaceutical Inc. (a)	—	23
Bio-Techne Corp.	—	9
Bristol-Myers Squibb Co.	3	175
Cardinal Health Inc.	1	34
Celgene Corp. (a)	1	119
Centene Corp. (a)	—	31
Cerner Corp. (a)	1	29
CIGNA Corp.	1	70
Cooper Cos. Inc.	—	19
Dentsply Sirona Inc.	—	19
Edwards Lifesciences Corp. (a)	—	50
Envision Healthcare Corp. (a)	—	8
Gilead Sciences Inc.	2	166
HCA Healthcare Inc.	1	46
Henry Schein Inc. (a)	—	18
Hologic Inc. (a)	1	18
Humana Inc.	—	64
Idexx Laboratories Inc. (a)	—	28
IQVIA Holdings Inc. (a)	—	21
Jazz Pharmaceuticals Plc (a)	—	14
Laboratory Corp. of America Holdings (a)	—	27
MEDNAX Inc. (a)	—	9
Merck & Co. Inc.	5	250
Mettler-Toledo International Inc. (a)	—	25
Patterson Cos. Inc.	—	3
Quest Diagnostics Inc.	—	22
ResMed Inc.	—	23
Select Medical Holdings Corp. (a)	—	4
TESARO Inc. (a) (b)	—	4
Varian Medical Systems Inc. (a)	—	19
Vertex Pharmaceuticals Inc. (a)	1	70
Waters Corp. (a)	—	27
Zoetis Inc. - Class A	1	68
		2,249
Industrials 10.7%
3M Co.	1	221
ACCO Brands Corp.	—	2
Acuity Brands Inc.	—	10
AGCO Corp.	—	7
Air Lease Corp. - Class A	—	7
	Shares/Par[1]	Value ($)
Allegion Plc	—	14
Amerco Inc.	—	3
AO Smith Corp.	—	15
Applied Industrial Technologies Inc.	—	5
ArcBest Corp.	—	1
Avis Budget Group Inc. (a) (b)	—	5
Builders FirstSource Inc. (a)	—	3
C.H. Robinson Worldwide Inc.	—	21
Caterpillar Inc.	1	148
Copart Inc. (a)	—	19
CSX Corp.	2	80
Cummins Inc.	—	44
Deere & Co.	1	72
Delta Air Lines Inc.	—	16
Deluxe Corp.	—	6
Dover Corp.	—	26
Dun & Bradstreet Corp.	—	8
Eaton Corp. Plc	1	59
Echo Global Logistics Inc. (a)	—	1
EMCOR Group Inc.	—	8
Essendant Inc.	—	—
Expeditors International of Washington Inc.	—	19
Exponent Inc.	—	3
Fastenal Co.	1	26
Flowserve Corp.	—	10
Fortive Corp.	1	42
Fortune Brands Home & Security Inc.	—	15
Genesee & Wyoming Inc. - Class A (a)	—	8
Graco Inc.	—	14
Granite Construction Inc.	—	3
H&E Equipment Services Inc.	—	2
Heidrick & Struggles International Inc.	—	1
Hertz Global Holdings Inc. (a)	—	2
HNI Corp.	—	2
ICF International Inc.	—	3
IHS Markit Ltd. (a)	1	32
Illinois Tool Works Inc.	1	80
Ingersoll-Rand Plc	1	35
Interface Inc.	—	3
Johnson Controls International Plc	2	54
Kansas City Southern	—	19
Kelly Services Inc. - Class A	—	2
Knoll Inc.	—	2
Lennox International Inc.	—	12
Lincoln Electric Holdings Inc.	—	9
Manpower Inc.	—	12
Masco Corp.	1	21
Meritor Inc. (a)	—	2
Middleby Corp. (a)	—	13
Navigant Consulting Inc. (a)	—	2
Norfolk Southern Corp.	1	65
On Assignment Inc. (a)	—	6
Owens Corning Inc.	—	14
Parker Hannifin Corp.	—	38
Quanta Services Inc. (a)	—	9
Resources Connection Inc.	—	—
Robert Half International Inc.	—	13
Rockwell Automation Inc.	—	37
Roper Industries Inc.	—	47
RPX Corp.	—	—
RR Donnelley & Sons Co.	—	—
Ryder System Inc.	—	7
Sensata Technologies Holding Plc (a)	—	14
Snap-On Inc.	—	13
Southwest Airlines Co.	—	14
Spirit Aerosystems Holdings Inc. - Class A	—	16
Stanley Black & Decker Inc.	—	39
Steelcase Inc. - Class A	—	2
Team Inc. (a) (b)	—	—
Tennant Co.	—	2
Tetra Tech Inc.	—	5
Timken Co.	—	6
TrueBlue Inc. (a)	—	3
Union Pacific Corp.	1	179
United Parcel Service Inc. - Class B	1	122

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
United Rentals Inc. (a)	—	24
WABCO Holdings Inc. (a)	—	11
Wabtec Corp.	—	13
Wesco Aircraft Holdings Inc. (a)	—	1
WW Grainger Inc.	—	25
Xylem Inc.	—	24
		1,998
Information Technology 32.6%
Accenture Plc - Class A	1	159
Adobe Systems Inc. (a)	1	180
Advanced Micro Devices Inc. (a)	1	14
Alphabet Inc. - Class A (a)	1	522
Alphabet Inc. - Class C (a)	1	547
Analog Devices Inc.	1	56
Ansys Inc. (a)	—	21
Applied Materials Inc.	2	100
Autodesk Inc. (a)	—	41
Automatic Data Processing Inc.	1	84
CA Inc.	1	19
Cadence Design Systems Inc. (a)	1	18
Cisco Systems Inc.	8	357
Citrix Systems Inc. (a)	—	23
Cognex Corp.	—	15
Cognizant Technology Solutions Corp. - Class A	1	79
CommScope Holding Co. Inc. (a)	—	12
Convergys Corp. (b)	—	3
Corning Inc.	2	41
Dell Technologies Inc. - Class V (a)	—	26
F5 Networks Inc. (a)	—	16
Facebook Inc. - Class A (a)	4	642
FleetCor Technologies Inc. (a)	—	31
Flextronics International Ltd. (a)	1	14
Fortinet Inc. (a)	—	13
Hewlett Packard Enterprise Co.	3	47
HP Inc.	3	61
Intel Corp.	8	411
International Business Machines Corp.	2	228
Intuit Inc.	1	71
Itron Inc. (a)	—	4
Lam Research Corp.	—	56
Microchip Technology Inc.	—	36
Microsoft Corp.	12	1,126
Motorola Solutions Inc.	—	29
Nvidia Corp.	1	237
Oracle Corp.	5	242
Plantronics Inc.	—	3
Salesforce.com Inc. (a)	1	135
Skyworks Solutions Inc.	—	31
Super Micro Computer Inc. (a)	—	—
Symantec Corp.	1	27
TE Connectivity Ltd.	1	59
Teradata Corp. (a)	—	8
Texas Instruments Inc.	2	173
Trimble Inc. (a)	1	15
VMware Inc. - Class A (a)	—	15
Western Union Co.	1	14
Workday Inc. - Class A (a)	—	29
Xerox Corp.	—	11
		6,101
Materials 2.6%
Air Products & Chemicals Inc.	—	59
Albemarle Corp.	—	16
Avery Dennison Corp.	—	16
Axalta Coating Systems Ltd. (a)	—	11
Ball Corp.	1	22
Compass Minerals International Inc. (b)	—	3
Domtar Corp.	—	4
Ecolab Inc.	1	59
HB Fuller Co.	—	4
International Flavors & Fragrances Inc.	—	18
Minerals Technologies Inc.	—	4
Mosaic Co.	1	14
Nucor Corp.	1	33
PPG Industries Inc.	1	49
	Shares/Par[1]	Value ($)
Praxair Inc.	1	70
Schnitzer Steel Industries Inc. - Class A	—	2
Sealed Air Corp.	—	13
Sherwin-Williams Co.	—	56
Sonoco Products Co.	—	7
WestRock Co.	1	27
		487
Real Estate 3.9%
American Tower Corp.	1	106
AvalonBay Communities Inc.	—	39
Boston Properties Inc.	—	32
CBRE Group Inc. - Class A (a)	1	24
Corporate Office Properties Trust	—	6
Digital Realty Trust Inc.	—	36
Duke Realty Corp.	1	17
Equinix Inc.	—	54
Equity Residential Properties Inc.	1	38
Federal Realty Investment Trust	—	15
Forest City Realty Trust Inc. - Class A	—	8
HCP Inc.	1	18
Host Hotels & Resorts Inc.	1	24
Iron Mountain Inc.	1	14
Jones Lang LaSalle Inc.	—	14
Liberty Property Trust	—	9
Macerich Co.	—	12
PotlatchDeltic Corp.	—	6
ProLogis Inc.	1	56
Realogy Holdings Corp.	—	6
SBA Communications Corp. (a)	—	33
Simon Property Group Inc.	1	80
UDR Inc.	1	15
Vornado Realty Trust	—	19
Weyerhaeuser Co.	1	45
		726
Telecommunication Services 2.0%
CenturyLink Inc.	2	26
Cincinnati Bell Inc. (a)	—	—
Sprint Corp. (a)	2	7
Verizon Communications Inc.	7	332
		365
Utilities 1.6%
AES Corp.	1	12
Alliant Energy Corp.	—	16
American Water Works Co. Inc.	—	25
Avista Corp.	—	6
CenterPoint Energy Inc.	1	19
CMS Energy Corp.	1	21
Consolidated Edison Inc.	1	41
Eversource Energy	1	31
MDU Resources Group Inc.	—	10
New Jersey Resources Corp.	—	7
NiSource Inc.	1	14
Northwest Natural Gas Co.	—	4
Ormat Technologies Inc.	—	4
Sempra Energy	1	44
WEC Energy Group Inc.	1	33
WGL Holdings Inc.	—	8
		295
Total Common Stocks (cost $17,943)		18,581
INVESTMENT COMPANIES 0.3%
iShares MSCI KLD 400 Social ETF	1	54
Total Investment Companies (cost $55)		54
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	169	169

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.3%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	61	61
Total Short Term Investments (cost $230)		230
Total Investments 100.9% (cost $18,228)		18,865
Other Assets and Liabilities, Net (0.9)%		(171)
Total Net Assets 100.0%		18,694

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	78	15	—	—	—	(4)	89	0.5
	78	15	—	—	—	(4)	89	0.5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.9%
Ally Auto Receivables Trust
Series 2015-A4-2, 1.84%, 01/15/19	1,000	995
American Express Credit Account Master Trust
Series 2017-A-1, 1.93%, 02/18/20	700	690
Capital One Multi-Asset Execution Trust
Series 2016-A4-A4, 1.33%, 08/15/19	1,200	1,180
CFCRE Commercial Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/15/27	1,250	1,243
Chase Issuance Trust
Series 2015-A4-A4, 1.84%, 04/15/20	500	491
Citibank Credit Card Issuance Trust
Series 2014-A1-A1, 2.88%, 01/21/21	300	300
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/10/24	500	508
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	701
COMM Mortgage Trust
Series 2014-A2-LC15, REMIC, 2.84%, 03/10/19	400	401
Series 2015-A2-DC1, REMIC, 2.87%, 01/10/20	490	489
Series 2013-A4-CR11, REMIC, 4.26%, 09/10/23	650	681
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	511
Commercial Mortgage Pass-Through Certificates
Series 2014-A2-CR14, REMIC, 3.15%, 01/10/19	145	145
Commercial Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/10/24	500	503
Series 2014-AM-UBS4, REMIC, 3.97%, 07/10/24	400	406
Series 2015-A4-DC1, REMIC, 3.08%, 12/10/24	500	488
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	984
Delta Air Lines Pass-Through Trust
Series 2007-A-1, 6.82%, 08/10/22	233	258
Discover Card Execution Note Trust
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	982
Ford Credit Auto Owner Trust
Series 2016-A4-A, 1.60%, 06/15/21	1,000	987
GS Mortgage Securities Trust
Series 2012-A3-GC6, REMIC, 3.48%, 11/10/21	747	757
Honda Auto Receivables Owner Trust
Series 2016-A3-4, 1.21%, 12/18/19	1,255	1,238
JPMBB Commercial Mortgage Securities Trust
Series 2014-A2-C19, REMIC, 3.05%, 04/15/19	148	148
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	520
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/15/23	1,000	994
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-A2-C11, REMIC, 3.09%, 08/15/18	284	284
Series 2012-A4-C6, REMIC, 2.86%, 09/15/22	250	247
Series 2014-A5-C17, REMIC, 3.74%, 07/15/24	500	509
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/15/27	500	489
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	1,000	958
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/10/22	350	348
Series 2012-A5-C4, REMIC, 2.85%, 12/10/22	500	492
United Airlines Inc. Pass-Through Trust
Series 2013-A-1, 4.30%, 08/15/25	207	211
Series 2014-A-2, 3.75%, 09/03/26	171	170
US Airways Pass-Through Trust
Series 2013-A-1, 3.95%, 11/15/25	193	193
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/15/22	500	500
Wells Fargo-RBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	358	353
Series 2014-A5-C21, REMIC, 3.68%, 07/15/24	500	508
Total Non-U.S. Government Agency Asset-Backed Securities (cost $22,295)		21,862
CORPORATE BONDS AND NOTES 25.6%
Consumer Discretionary 2.1%
21st Century Fox America Inc.
4.50%, 02/15/21	400	416
3.00%, 09/15/22	350	346
	Shares/Par[1]	Value ($)
6.20%, 12/15/34	50	62
6.15%, 02/15/41	550	691
Amazon.com Inc.
2.60%, 12/05/19	300	300
2.50%, 11/29/22	200	195
3.15%, 08/22/27 (a)	1,140	1,101
3.88%, 08/22/37 (a)	170	170
4.25%, 08/22/57 (a)	320	320
AutoZone Inc.
3.25%, 04/15/25	350	339
3.75%, 06/01/27	200	196
Board of Trustees of the Leland Stanford Junior University
3.65%, 05/01/48	20	20
BorgWarner Inc.
4.38%, 03/15/45	200	198
California Institute of Technology
4.32%, 08/01/45	40	44
Carnival Corp.
3.95%, 10/15/20	200	205
CBS Corp.
4.00%, 01/15/26	500	494
7.88%, 07/30/30	125	161
4.85%, 07/01/42	150	150
Charter Communications Operating LLC
3.58%, 07/23/20	500	502
4.91%, 07/23/25	640	654
6.48%, 10/23/45	210	232
Comcast Corp.
2.75%, 03/01/23	50	49
3.38%, 08/15/25	290	284
4.20%, 08/15/34	500	504
6.50%, 11/15/35	100	128
6.95%, 08/15/37	250	336
3.90%, 03/01/38	70	68
4.75%, 03/01/44	300	317
4.00%, 08/15/47 - 03/01/48	110	104
Discovery Communications LLC
5.63%, 08/15/19	62	64
3.95%, 03/20/28	105	101
5.00%, 09/20/37	150	150
6.35%, 06/01/40	100	113
5.20%, 09/20/47	75	75
Dollar General Corp.
3.25%, 04/15/23	250	247
Ford Motor Co.
4.35%, 12/08/26	200	198
7.45%, 07/16/31	300	364
4.75%, 01/15/43	300	273
5.29%, 12/08/46	200	195
General Motors Co.
5.00%, 04/01/35	440	438
5.15%, 04/01/38	70	70
5.40%, 04/01/48 (b)	190	191
Grupo Televisa SAB
6.63%, 03/18/25	100	114
Hasbro Inc.
6.35%, 03/15/40	300	337
Home Depot Inc.
2.00%, 06/15/19 - 04/01/21	610	600
3.00%, 04/01/26	500	485
5.88%, 12/16/36	600	771
3.50%, 09/15/56	200	178
Interpublic Group of Cos. Inc.
4.20%, 04/15/24 (b)	250	255
Johnson Controls International Plc
3.75%, 12/01/21	250	254
Kohl's Corp.
4.00%, 11/01/21 (b)	300	305
4.25%, 07/17/25	500	504
Lowe's Cos. Inc.
4.63%, 04/15/20	100	103
4.38%, 09/15/45	150	155
Macy's Retail Holdings Inc.
6.90%, 04/01/29	250	268

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Marriott International Inc.
3.13%, 10/15/21 - 06/15/26	800	772
McDonald's Corp.
2.75%, 12/09/20	230	229
3.70%, 01/30/26	175	176
6.30%, 03/01/38	200	255
4.88%, 12/09/45	165	179
NBCUniversal Media LLC
5.15%, 04/30/20	200	209
4.38%, 04/01/21	500	519
6.40%, 04/30/40	250	319
Newell Rubbermaid Inc.
5.50%, 04/01/46 (c)	200	211
Nike Inc.
2.25%, 05/01/23	200	193
Nordstrom Inc.
4.00%, 10/15/21 (b)	225	230
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	20	25
Scripps Networks Interactive Inc.
2.80%, 06/15/20	250	247
3.50%, 06/15/22	250	249
Starbucks Corp.
2.70%, 06/15/22	225	222
Target Corp.
2.30%, 06/26/19	200	200
3.63%, 04/15/46	300	273
3.90%, 11/15/47	300	285
Thomson Reuters Corp.
3.95%, 09/30/21	200	203
Time Warner Cable Inc.
7.30%, 07/01/38	300	358
6.75%, 06/15/39	300	340
Time Warner Inc.
3.40%, 06/15/22	500	499
2.95%, 07/15/26	500	459
4.85%, 07/15/45	90	91
TJX Cos. Inc.
2.75%, 06/15/21	200	199
Toyota Motor Credit Corp.
2.13%, 07/18/19	200	199
University of Notre Dame du Lac
3.44%, 02/15/45	250	242
University of Southern California
3.03%, 10/01/39	450	411
5.25%, 10/01/11	20	24
Viacom Inc.
5.63%, 09/15/19	500	519
3.88%, 04/01/24 (b)	156	154
4.38%, 03/15/43	300	270
Walt Disney Co.
2.75%, 08/16/21	300	298
7.00%, 03/01/32	50	67
4.38%, 08/16/41	250	267
Wyndham Worldwide Corp.
3.90%, 03/01/23	500	487
		25,274
Consumer Staples 1.7%
Altria Group Inc.
2.85%, 08/09/22	500	489
4.50%, 05/02/43	200	203
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	200	207
2.50%, 07/15/22	300	291
4.44%, 10/06/48	662	669
Archer-Daniels-Midland Co.
2.50%, 08/11/26	300	276
4.02%, 04/16/43	250	245
BAT Capital Corp.
2.76%, 08/15/22 (a)	310	300
4.39%, 08/15/37 (a)	150	149
4.54%, 08/15/47 (a)	150	148
Campbell Soup Co.
4.25%, 04/15/21	300	309
	Shares/Par[1]	Value ($)
4.15%, 03/15/28	300	297
Church & Dwight Co. Inc.
3.15%, 08/01/27	200	189
3.95%, 08/01/47	200	186
Clorox Co.
3.80%, 11/15/21	250	256
Coca-Cola Co.
3.15%, 11/15/20	300	303
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	200	205
Constellation Brands Inc.
2.25%, 11/06/20	200	196
Costco Wholesale Corp.
3.00%, 05/18/27	80	77
CVS Caremark Corp.
4.13%, 05/15/21	400	409
CVS Health Corp.
3.13%, 03/09/20	400	402
2.80%, 07/20/20	280	278
3.35%, 03/09/21	400	402
3.50%, 07/20/22	500	499
3.70%, 03/09/23	400	401
4.10%, 03/25/25	400	403
2.88%, 06/01/26	500	461
4.30%, 03/25/28	620	623
4.78%, 03/25/38	290	294
5.13%, 07/20/45	200	213
5.05%, 03/25/48	470	494
Diageo Investment Corp.
8.00%, 09/15/22	100	119
General Mills Inc.
3.65%, 02/15/24	303	305
H.J. Heinz Finance Co.
6.75%, 03/15/32	500	606
JM Smucker Co.
3.50%, 03/15/25	300	297
3.38%, 12/15/27	250	239
Kellogg Co.
4.15%, 11/15/19	140	143
4.00%, 12/15/20	127	130
Kimberly-Clark Corp.
1.90%, 05/22/19	200	198
Kraft Foods Group Inc.
5.00%, 06/04/42	200	199
Kraft Heinz Foods Co.
2.80%, 07/02/20	210	209
5.20%, 07/15/45	80	81
4.38%, 06/01/46	205	187
Kroger Co.
6.15%, 01/15/20	200	211
7.50%, 04/01/31	150	188
Mead Johnson Nutrition Co.
4.60%, 06/01/44	200	207
Molson Coors Brewing Co.
3.00%, 07/15/26	500	463
Pepsi Bottling Group Inc.
7.00%, 03/01/29	575	754
PepsiCo Inc.
3.10%, 07/17/22	500	502
4.45%, 04/14/46	180	193
3.45%, 10/06/46	90	83
Philip Morris International Inc.
2.90%, 11/15/21	300	297
2.50%, 11/02/22	200	193
4.38%, 11/15/41	300	304
Procter & Gamble Co.
2.30%, 02/06/22	500	490
5.55%, 03/05/37	10	13
Reynolds American Inc.
8.13%, 06/23/19 (c)	250	265
4.85%, 09/15/23	150	158
5.70%, 08/15/35	100	114
5.85%, 08/15/45	210	245
Sysco Corp.
2.60%, 06/12/22	500	486

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Tyson Foods Inc.
5.15%, 08/15/44	200	217
Unilever Capital Corp.
2.75%, 03/22/21	200	199
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	200	197
4.50%, 11/18/34	200	197
Wal-Mart Stores Inc.
1.75%, 10/09/19	300	297
2.65%, 12/15/24	300	290
3.63%, 12/15/47	300	292
		19,442
Energy 2.6%
Anadarko Petroleum Corp.
6.45%, 09/15/36	250	299
4.50%, 07/15/44	200	193
Andeavor Corp.
3.80%, 04/01/28	200	192
Apache Corp.
3.63%, 02/01/21	400	403
4.75%, 04/15/43	200	197
Baker Hughes a GE Co. LLC
2.77%, 12/15/22	500	490
3.34%, 12/15/27	400	382
Baker Hughes Inc.
3.20%, 08/15/21	75	75
Boardwalk Pipelines LP
3.38%, 02/01/23	200	193
BP Capital Markets Plc
2.32%, 02/13/20	250	247
3.06%, 03/17/22	200	199
3.81%, 02/10/24	500	510
3.28%, 09/19/27	90	87
Burlington Resources Finance Co.
7.20%, 08/15/31	100	133
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	171
6.25%, 03/15/38	300	361
Cenovus Energy Inc.
5.40%, 06/15/47	500	502
Chevron Corp.
2.10%, 05/16/21	145	142
3.19%, 06/24/23	500	500
2.95%, 05/16/26	110	106
Columbia Pipeline Group Inc.
5.80%, 06/01/45	100	117
Concho Resources Inc.
4.88%, 10/01/47	45	48
Conoco Funding Co.
7.25%, 10/15/31	75	100
ConocoPhillips Co.
4.15%, 11/15/34	200	203
ConocoPhillips Holding Co.
6.95%, 04/15/29	200	255
Devon Energy Corp.
4.00%, 07/15/21	750	764
5.85%, 12/15/25	57	65
Ecopetrol SA
4.13%, 01/16/25	250	243
Enable Midstream Partners LP
3.90%, 05/15/24	200	195
Enbridge Energy Partners LP
7.50%, 04/15/38	200	253
Energy Transfer Partners LP
4.75%, 01/15/26	350	355
7.50%, 07/01/38	200	237
6.50%, 02/01/42	150	162
Enterprise Products Operating LLC
5.25%, 01/31/20	300	311
3.70%, 02/15/26	350	347
6.88%, 03/01/33	25	32
6.45%, 09/01/40	100	125
4.45%, 02/15/43	150	149
4.25%, 02/15/48	75	73
	Shares/Par[1]	Value ($)
4.95%, 10/15/54	300	313
EOG Resources Inc.
2.63%, 03/15/23	200	193
3.15%, 04/01/25	200	194
Exxon Mobil Corp.
2.22%, 03/01/21	410	404
3.04%, 03/01/26	315	309
4.11%, 03/01/46	205	216
Halliburton Co.
3.80%, 11/15/25	150	150
7.45%, 09/15/39	250	347
5.00%, 11/15/45	120	131
Hess Corp.
7.30%, 08/15/31	23	28
5.60%, 02/15/41	400	409
HollyFrontier Corp.
5.88%, 04/01/26	240	259
Kerr-McGee Corp.
6.95%, 07/01/24	230	265
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	300	293
5.00%, 03/01/43	300	290
5.40%, 09/01/44	250	254
Kinder Morgan Inc.
5.30%, 12/01/34	350	359
Magellan Midstream Partners LP
4.25%, 02/01/21	300	307
Marathon Petroleum Corp.
3.63%, 09/15/24	200	199
6.50%, 03/01/41	300	366
MPLX LP
4.88%, 12/01/24 - 06/01/25	550	576
4.50%, 04/15/38	105	103
5.20%, 03/01/47	60	63
4.90%, 04/15/58	110	105
National Oilwell Varco Inc.
2.60%, 12/01/22	750	718
Nexen Energy ULC
5.88%, 03/10/35	50	59
Noble Energy Inc.
3.90%, 11/15/24	750	755
Occidental Petroleum Corp.
3.40%, 04/15/26	500	494
4.63%, 06/15/45	100	107
4.10%, 02/15/47	150	150
ONEOK Inc.
7.50%, 09/01/23	200	234
4.00%, 07/13/27	200	198
ONEOK Partners LP
3.38%, 10/01/22	250	247
6.65%, 10/01/36	150	180
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	155
Petroleos Mexicanos
6.00%, 03/05/20	500	522
5.50%, 01/21/21 - 06/27/44	1,200	1,171
6.88%, 08/04/26	300	331
6.50%, 03/13/27	330	352
5.35%, 02/12/28 (a)	195	192
5.63%, 01/23/46	350	312
6.75%, 09/21/47	270	273
Phillips 66
4.30%, 04/01/22	500	519
4.65%, 11/15/34	250	262
Phillips 66 Partners LP
2.65%, 02/15/20	200	198
4.90%, 10/01/46	150	150
Pioneer Natural Resources Co.
3.95%, 07/15/22	200	204
Plains All American Pipeline LP
4.30%, 01/31/43	200	168
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	300	323
5.00%, 03/15/27	100	104
4.20%, 03/15/28	300	295

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Shell International Finance BV
4.38%, 03/25/20	300	309
1.88%, 05/10/21	275	266
3.25%, 05/11/25	230	228
6.38%, 12/15/38	200	265
4.00%, 05/10/46	155	155
3.75%, 09/12/46	200	193
Statoil ASA
3.15%, 01/23/22	200	200
3.70%, 03/01/24	200	204
3.95%, 05/15/43	300	303
Suncor Energy Inc.
6.50%, 06/15/38	300	389
4.00%, 11/15/47	40	39
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	300	293
5.40%, 10/01/47	90	86
Total Capital Canada Ltd.
2.75%, 07/15/23	300	292
Total Capital International SA
2.10%, 06/19/19	750	745
TransCanada PipeLines Ltd.
3.80%, 10/01/20	400	407
4.88%, 01/15/26	350	378
6.20%, 10/15/37	100	123
5.00%, 10/16/43	150	165
Valero Energy Corp.
3.65%, 03/15/25	250	248
Valero Energy Partners LP
4.38%, 12/15/26	200	199
Williams Partners LP
5.25%, 03/15/20	300	311
4.00%, 09/15/25	350	344
6.30%, 04/15/40	200	230
		30,594
Financials 8.2%
ACE INA Holdings Inc.
2.70%, 03/13/23	500	488
4.35%, 11/03/45	500	532
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	750	753
3.30%, 01/23/23	300	292
3.88%, 01/23/28	300	287
Aflac Inc.
3.63%, 06/15/23	200	202
Agricultural Bank of China Ltd.
2.75%, 05/21/20	350	347
Allstate Corp.
3.15%, 06/15/23	400	398
American Express Co.
2.65%, 12/02/22	500	484
3.00%, 10/30/24	400	384
American Express Credit Corp.
2.25%, 08/15/19	300	298
3.30%, 05/03/27	300	291
American International Group Inc.
4.88%, 06/01/22	200	211
4.13%, 02/15/24	150	152
3.90%, 04/01/26	350	347
4.20%, 04/01/28	80	81
4.50%, 07/16/44	150	147
4.80%, 07/10/45	290	300
4.75%, 04/01/48	60	62
4.38%, 01/15/55	250	231
American Water Capital Corp.
3.75%, 09/01/47	100	97
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	450	447
3.65%, 02/01/26	975	969
4.70%, 02/01/36	482	510
4.90%, 02/01/46	590	634
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	167
	Shares/Par[1]	Value ($)
Ares Capital Corp.
4.25%, 03/01/25	300	293
Assurant Inc.
6.75%, 02/15/34	38	46
Australia & New Zealand Banking Group Ltd.
2.25%, 06/13/19	300	298
2.13%, 08/19/20	250	245
AXA SA
8.60%, 12/15/30	100	136
Banco Santander SA
3.13%, 02/23/23	400	388
3.80%, 02/23/28	400	385
Bank of America Corp.
2.25%, 04/21/20	120	118
2.63%, 04/19/21	380	374
5.00%, 05/13/21	400	421
2.37%, 07/21/21 (d)	750	737
2.74%, 01/23/22	100	99
2.82%, 07/21/23 (d)	500	487
3.00%, 12/20/23 (a)	775	759
4.20%, 08/26/24	750	761
4.00%, 04/01/24 - 01/22/25	450	454
4.25%, 10/22/26	750	755
3.59%, 07/21/28	750	729
3.97%, 03/05/29	150	150
6.11%, 01/29/37	500	601
4.24%, 04/24/38	120	122
4.44%, 01/20/48 (d)	120	125
3.95%, 01/23/49	75	72
Bank of Montreal
1.90%, 08/27/21	300	288
3.80%, 12/15/32	300	285
Bank of Nova Scotia
1.65%, 06/14/19	500	494
Bank One Corp.
8.00%, 04/29/27	200	259
Barclays Plc
3.25%, 01/12/21	285	283
3.65%, 03/16/25	400	386
5.25%, 08/17/45	250	265
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300	312
4.30%, 05/15/43	200	210
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	214
BlackRock Inc.
3.38%, 06/01/22	200	203
BNP Paribas SA
2.38%, 05/21/20	350	346
5.00%, 01/15/21	400	421
4.25%, 10/15/24	250	253
BPCE SA
4.00%, 04/15/24	200	203
Branch Banking & Trust Co.
2.25%, 06/01/20	300	295
3.63%, 09/16/25	500	498
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	249
Brookfield Finance Inc.
3.90%, 01/25/28	150	146
Capital One Bank USA NA
2.30%, 06/05/19	500	497
Capital One Financial Corp.
3.50%, 06/15/23	550	543
Cincinnati Financial Corp.
6.13%, 11/01/34	100	123
Citibank NA
2.13%, 10/20/20	500	488
Citigroup Inc.
2.40%, 02/18/20	850	840
2.90%, 12/08/21	250	246
4.50%, 01/14/22	750	780
2.75%, 04/25/22	500	488
4.05%, 07/30/22	400	407
5.50%, 09/13/25	300	325

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
3.20%, 10/21/26	780	741
3.89%, 01/10/28 (d)	160	159
3.67%, 07/24/28 (d)	450	439
4.13%, 07/25/28	250	247
3.88%, 01/24/39	100	97
5.88%, 01/30/42	489	600
4.28%, 04/24/48	60	61
Citizens Bank NA
2.45%, 12/04/19	500	495
2.20%, 05/26/20	250	245
CME Group Inc.
3.00%, 03/15/25	200	195
CNA Financial Corp.
5.75%, 08/15/21	200	215
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	400	385
4.25%, 05/09/43	300	291
Comerica Inc.
2.13%, 05/23/19	150	149
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21	500	518
4.38%, 08/04/25	500	505
5.25%, 08/04/45	250	281
Cooperatieve Rabobank U.A.
1.38%, 08/09/19	500	490
Credit Suisse AG
3.00%, 10/29/21	500	495
3.63%, 09/09/24	250	249
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000	992
4.88%, 05/15/45	250	265
Deutsche Bank AG
2.85%, 05/10/19	500	498
4.25%, 10/14/21	220	223
Diamond 1 Finance Corp.
3.48%, 06/01/19 (a)	195	196
4.42%, 06/15/21 (a)	530	544
6.02%, 06/15/26 (a)	425	457
8.10%, 07/15/36 (a)	145	177
8.35%, 07/15/46 (a)	120	152
Discover Bank
7.00%, 04/15/20	300	320
4.25%, 03/13/26	200	201
European Bank for Reconstruction & Development
1.75%, 06/14/19	500	497
Fifth Third Bancorp
8.25%, 03/01/38	300	428
Fifth Third Bank
2.25%, 06/14/21	500	486
First Republic Bank
2.38%, 06/17/19	300	298
Ford Motor Credit Co. LLC
4.39%, 01/08/26	500	497
FS Investment Corp.
4.00%, 07/15/19	250	252
GE Capital International Funding Co.
2.34%, 11/15/20	500	489
3.37%, 11/15/25 (b)	500	483
4.42%, 11/15/35	350	341
General Electric Capital Corp.
5.50%, 01/08/20	700	727
2.20%, 01/09/20	250	247
4.38%, 09/16/20	550	564
3.45%, 05/15/24	350	344
6.88%, 01/10/39	300	387
General Motors Financial Co. Inc.
3.20%, 07/06/21	500	495
4.38%, 09/25/21	380	390
4.00%, 01/15/25	200	197
Goldman Sachs Group Inc.
2.55%, 10/23/19	750	746
5.38%, 03/15/20	400	417
2.60%, 04/23/20	250	248
2.75%, 09/15/20	75	74
	Shares/Par[1]	Value ($)
5.25%, 07/27/21	500	530
3.63%, 01/22/23	400	401
3.75%, 05/22/25	1,000	990
4.25%, 10/21/25	500	502
3.85%, 01/26/27	110	108
3.81%, 04/23/29	150	147
6.75%, 10/01/37	350	439
6.25%, 02/01/41	500	632
4.75%, 10/21/45	230	246
Hartford Financial Services Group Inc.
6.10%, 10/01/41	75	94
HSBC Holdings Plc
3.40%, 03/08/21	400	402
5.10%, 04/05/21	250	263
2.95%, 05/25/21	295	292
3.26%, 03/13/23 (d)	400	395
4.25%, 03/14/24	150	151
7.63%, 05/17/32	650	842
6.10%, 01/14/42	300	387
Intercontinental Exchange Group Inc.
4.00%, 10/15/23	300	310
International Finance Corp.
2.00%, 10/24/22	500	485
Jefferies Group LLC
6.88%, 04/15/21	500	547
4.15%, 01/23/30	150	140
John Deere Capital Corp.
2.05%, 03/10/20	200	197
2.88%, 03/12/21	200	199
JPMorgan Chase & Co.
6.30%, 04/23/19	500	519
2.25%, 01/23/20	500	494
4.40%, 07/22/20	600	618
2.55%, 03/01/21	500	492
2.40%, 06/07/21	500	489
2.30%, 08/15/21	500	486
3.20%, 01/25/23	500	496
2.78%, 04/25/23	600	586
3.38%, 05/01/23	750	738
3.63%, 05/13/24	250	249
3.13%, 01/23/25	305	294
3.54%, 05/01/28	300	293
5.60%, 07/15/41	500	606
3.96%, 11/15/48	200	192
JPMorgan Chase Bank NA
1.65%, 09/23/19	300	296
3.51%, 01/23/29	200	194
3.90%, 01/23/49	105	100
Lincoln National Corp.
4.00%, 09/01/23	500	512
Lloyds Bank Plc
6.38%, 01/21/21	200	217
Lloyds Banking Group Plc
4.65%, 03/24/26	500	502
Manufacturers & Traders Trust Co.
2.10%, 02/06/20	350	344
2.63%, 01/25/21	250	247
Marsh & McLennan Cos. Inc.
2.35%, 09/10/19	250	249
MetLife Inc.
3.60%, 04/10/24	250	251
5.70%, 06/15/35	100	120
6.40%, 12/15/36	100	110
5.88%, 02/06/41	300	366
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	500	482
Mizuho Financial Group Inc.
3.55%, 03/05/23	300	299
4.02%, 03/05/28	500	502
Moody's Corp.
2.75%, 07/15/19	350	349
Morgan Stanley
5.50%, 01/26/20	750	782
2.80%, 06/16/20	200	199
5.75%, 01/25/21	400	426

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
3.13%, 01/23/23 (b)	150	148
3.75%, 02/25/23	300	303
3.70%, 10/23/24	100	100
4.00%, 07/23/25	750	757
6.25%, 08/09/26	200	232
4.35%, 09/08/26	650	654
3.63%, 01/20/27	600	587
6.38%, 07/24/42	300	390
4.38%, 01/22/47	200	204
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20	250	246
Nomura Holdings Inc
6.70%, 03/04/20	400	426
Northern Trust Corp.
3.95%, 10/30/25	250	256
ORIX Corp.
3.70%, 07/18/27	200	196
PartnerRe Finance B LLC
5.50%, 06/01/20	90	94
PNC Bank NA
2.00%, 05/19/20	250	245
4.20%, 11/01/25	300	310
PNC Financial Services Group Inc.
2.60%, 07/21/20	650	644
PNC Funding Corp.
6.70%, 06/10/19	500	523
Progressive Corp.
4.35%, 04/25/44	200	209
4.13%, 04/15/47	50	51
Prudential Financial Inc.
3.50%, 05/15/24	500	501
5.20%, 03/15/44 (d)	250	252
4.60%, 05/15/44	150	158
3.91%, 12/07/47 (a)	313	294
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (d)	200	197
3.88%, 09/12/23	300	296
S&P Global Inc.
4.40%, 02/15/26	90	95
6.55%, 11/15/37	250	321
Santander Holdings USA Inc.
4.50%, 07/17/25	500	511
Shell International Finance BV
4.13%, 05/11/35	435	450
4.38%, 05/11/45	260	276
Shire Acquisitions Investments Ireland Ltd.
2.40%, 09/23/21	250	241
3.20%, 09/23/26	500	467
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	200	201
State Street Corp.
2.55%, 08/18/20	500	497
3.10%, 05/15/23	500	494
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	500	498
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	241
3.10%, 01/17/23	100	98
3.45%, 01/11/27	150	145
3.54%, 01/17/28	200	195
Svenska Handelsbanken AB
2.25%, 06/17/19	300	298
Synchrony Financial
4.25%, 08/15/24	250	249
TD Ameritrade Holding Corp.
2.95%, 04/01/22	200	198
Toronto-Dominion Bank
1.90%, 10/24/19	400	395
2.25%, 11/05/19	300	298
2.50%, 12/14/20	350	345
2.55%, 01/25/21	200	197
Toyota Motor Credit Corp.
4.25%, 01/11/21	400	414
Travelers Property Casualty Corp.
6.38%, 03/15/33	200	255
	Shares/Par[1]	Value ($)
U.S. Bancorp
4.13%, 05/24/21	400	413
2.95%, 07/15/22	400	395
UBS AG
2.35%, 03/26/20	500	493
US Bancorp
3.15%, 04/27/27	500	481
US Bank NA
2.05%, 10/23/20	400	391
2.80%, 01/27/25	500	478
Wells Fargo & Co.
2.55%, 12/07/20	500	492
4.60%, 04/01/21	500	520
3.50%, 03/08/22	500	502
3.07%, 01/24/23	220	216
3.00%, 02/19/25 - 04/22/26	640	602
4.10%, 06/03/26	200	199
3.00%, 10/23/26	500	469
3.58%, 05/22/28 (d)	250	244
5.38%, 02/07/35	250	289
5.61%, 01/15/44	750	860
4.90%, 11/17/45	250	262
4.75%, 12/07/46	200	204
Wells Fargo Bank NA
1.75%, 05/24/19	400	396
2.60%, 01/15/21	250	247
Westpac Banking Corp.
1.60%, 08/19/19	350	344
4.88%, 11/19/19	400	412
2.00%, 08/19/21	350	337
2.75%, 01/11/23	200	195
2.85%, 05/13/26	90	85
2.70%, 08/19/26	250	232
3.40%, 01/25/28	200	194
Weyerhaeuser Co.
7.38%, 03/15/32	200	264
XLIT Ltd.
6.38%, 11/15/24	200	230
		95,398
Health Care 2.6%
Abbott Laboratories
2.90%, 11/30/21	300	297
2.95%, 03/15/25	250	239
6.00%, 04/01/39	270	328
4.75%, 04/15/43	200	213
4.90%, 11/30/46	200	221
AbbVie Inc.
2.90%, 11/06/22	400	390
3.60%, 05/14/25	140	138
3.20%, 05/14/26	200	190
4.50%, 05/14/35	180	184
4.30%, 05/14/36	115	115
4.70%, 05/14/45	260	268
4.45%, 05/14/46	140	140
Actavis Funding SCS
2.45%, 06/15/19	300	298
Aetna Inc.
3.50%, 11/15/24	200	196
6.63%, 06/15/36	150	190
4.13%, 11/15/42	200	187
Agilent Technologies Inc.
5.00%, 07/15/20	200	208
Amgen Inc.
2.65%, 05/11/22	200	195
3.63%, 05/22/24	250	251
2.60%, 08/19/26	1,030	940
4.66%, 06/15/51	808	835
Anthem Inc.
3.50%, 08/15/24	500	490
4.38%, 12/01/47	80	78
AstraZeneca Plc
2.38%, 11/16/20	145	143
3.38%, 11/16/25	115	113
6.45%, 09/15/37	250	324

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
4.38%, 11/16/45	85	87
Baxalta Inc.
4.00%, 06/23/25	250	249
5.25%, 06/23/45	60	66
Becton Dickinson & Co.
2.13%, 06/06/19	200	198
3.25%, 11/12/20	350	349
3.73%, 12/15/24	193	190
Biogen Inc.
2.90%, 09/15/20	660	656
4.05%, 09/15/25	140	143
Boston Scientific Corp.
2.85%, 05/15/20	350	348
3.85%, 05/15/25	200	201
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	288
3.25%, 08/01/42	300	269
Cardinal Health Inc.
1.95%, 06/14/19	200	198
2.62%, 06/15/22	200	193
3.75%, 09/15/25	100	99
3.41%, 06/15/27	200	188
Celgene Corp.
3.95%, 10/15/20	300	306
3.25%, 02/20/23	60	59
3.88%, 08/15/25	220	218
3.90%, 02/20/28	200	196
4.63%, 05/15/44	250	248
4.35%, 11/15/47	70	67
4.55%, 02/20/48	90	88
Cigna Corp.
4.00%, 02/15/22	500	509
3.88%, 10/15/47	60	53
Eli Lilly & Co.
5.55%, 03/15/37	100	124
Express Scripts Holding Co.
2.25%, 06/15/19	500	496
3.50%, 06/15/24	300	292
Gilead Sciences Inc.
2.55%, 09/01/20	240	238
4.40%, 12/01/21	200	208
1.95%, 03/01/22 (b)	200	191
3.65%, 03/01/26	750	752
2.95%, 03/01/27	150	142
4.80%, 04/01/44	400	432
4.15%, 03/01/47	150	149
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	490
Howard Hughes Medical Institute
3.50%, 09/01/23	250	256
Humana Inc.
4.95%, 10/01/44	200	211
Johnson & Johnson
1.65%, 03/01/21	350	341
2.45%, 03/01/26	350	329
3.63%, 03/03/37	100	100
5.95%, 08/15/37	250	325
4.50%, 12/05/43	100	112
3.50%, 01/15/48	50	48
Laboratory Corp. of America Holdings
3.20%, 02/01/22	500	498
McKesson Corp.
2.85%, 03/15/23	500	481
4.88%, 03/15/44	60	63
Medtronic Inc.
4.45%, 03/15/20	250	257
3.50%, 03/15/25	210	210
4.38%, 03/15/35	468	496
4.63%, 03/15/45	350	383
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	153
4.20%, 07/01/55	250	260
Merck & Co. Inc.
2.35%, 02/10/22	250	245
2.40%, 09/15/22	400	390
	Shares/Par[1]	Value ($)
3.60%, 09/15/42	200	194
3.70%, 02/10/45	250	244
Mylan Inc.
4.20%, 11/29/23	400	405
Mylan NV
5.25%, 06/15/46	85	87
New York and Presbyterian Hospital
4.06%, 08/01/56	300	296
Northwell Healthcare Inc.
3.98%, 11/01/46	500	476
Novartis Capital Corp.
4.40%, 05/06/44	200	219
Pfizer Inc.
2.10%, 05/15/19	500	498
5.20%, 08/12/20	90	95
1.95%, 06/03/21	185	181
2.75%, 06/03/26	175	167
4.40%, 05/15/44	250	267
Pharmacia Corp.
6.60%, 12/01/28 (e)	50	63
Providence Health and Services
3.74%, 10/01/47	500	472
Quest Diagnostics Inc.
4.70%, 04/01/21	200	209
3.50%, 03/30/25	300	295
Stryker Corp.
3.50%, 03/15/26	250	249
4.10%, 04/01/43	200	195
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	233
5.30%, 02/01/44	200	228
Trinity Health Corp.
4.13%, 12/01/45	250	255
UnitedHealth Group Inc.
4.70%, 02/15/21	400	417
2.88%, 03/15/22	500	495
5.80%, 03/15/36	150	185
4.75%, 07/15/45	110	121
4.20%, 01/15/47	150	152
3.75%, 07/15/25 - 10/15/47	200	199
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	500	490
4.63%, 10/01/42	500	480
WellPoint Inc.
3.30%, 01/15/23	300	296
4.65%, 01/15/43	200	202
Wyeth LLC
5.95%, 04/01/37	250	317
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	200	194
Zimmer Holdings Inc.
3.15%, 04/01/22	200	197
Zoetis Inc.
3.45%, 11/13/20	500	504
		30,886
Industrials 1.5%
3M Co.
2.00%, 06/26/22	250	241
Air Lease Corp.
2.50%, 03/01/21	300	294
3.25%, 03/01/25	300	287
Allegion US Holding Co. Inc.
3.55%, 10/01/27	300	285
Boeing Co.
4.88%, 02/15/20	500	521
5.88%, 02/15/40	25	32
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	499
6.15%, 05/01/37	100	128
5.75%, 05/01/40	400	492
Canadian Pacific Railway Co.
6.13%, 09/15/15	90	113
Caterpillar Inc.
3.90%, 05/27/21	300	308

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
3.40%, 05/15/24	500	502
4.30%, 05/15/44 (b)	300	323
CSX Corp.
3.70%, 11/01/23	200	203
3.80%, 03/01/28	300	299
5.50%, 04/15/41	205	237
4.30%, 03/01/48	50	50
3.95%, 05/01/50	300	277
Deere & Co.
2.60%, 06/08/22	400	391
3.90%, 06/09/42	200	205
Dover Corp.
5.38%, 03/01/41	150	175
Eaton Corp.
4.15%, 11/02/42	100	99
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	699
FedEx Corp.
3.20%, 02/01/25	350	342
3.25%, 04/01/26	300	292
3.88%, 08/01/42	200	186
4.55%, 04/01/46	300	304
General Electric Co.
2.70%, 10/09/22	250	241
Honeywell International Inc.
3.81%, 11/21/47	300	295
L-3 Communications Corp.
4.95%, 02/15/21	500	521
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	309	303
Lockheed Martin Corp.
2.50%, 11/23/20	225	222
3.55%, 01/15/26	200	199
4.50%, 05/15/36	105	111
4.07%, 12/15/42	243	240
4.09%, 09/15/52	107	104
Massachusetts Institute of Technology
4.68%, 07/01/14	250	279
Norfolk Southern Corp.
5.90%, 06/15/19	300	311
2.90%, 02/15/23	79	78
3.85%, 01/15/24	200	204
4.84%, 10/01/41	224	244
Northrop Grumman Corp.
5.05%, 08/01/19	210	216
3.25%, 01/15/28	150	143
4.75%, 06/01/43	155	166
3.85%, 04/15/45	250	234
4.03%, 10/15/47	130	125
Precision Castparts Corp.
2.50%, 01/15/23	300	292
Raytheon Co.
3.13%, 10/15/20	500	502
Republic Services Inc.
3.55%, 06/01/22	490	495
Rockwell Collins Inc.
4.80%, 12/15/43	25	26
Ryder System Inc.
2.50%, 05/11/20	350	346
Snap-on Inc.
3.25%, 03/01/27	500	487
Stanley Black & Decker Inc.
3.40%, 12/01/21	150	152
Union Pacific Corp.
2.25%, 06/19/20	100	99
4.82%, 02/01/44	332	370
United Parcel Service Inc.
6.20%, 01/15/38	350	455
3.75%, 11/15/47	70	67
United Technologies Corp.
2.30%, 05/04/22	200	192
3.13%, 05/04/27	400	378
6.70%, 08/01/28	50	61
5.70%, 04/15/40	500	589
4.50%, 06/01/42	300	305
	Shares/Par[1]	Value ($)
4.05%, 05/04/47	200	190
Waste Management Inc.
2.90%, 09/15/22	200	197
WW Grainger Inc.
4.60%, 06/15/45	200	211
Xylem Inc.
4.88%, 10/01/21	10	11
		17,445
Information Technology 2.5%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	210	209
4.50%, 11/28/34	300	308
4.00%, 12/06/37	995	943
Alphabet Inc.
2.00%, 08/15/26	300	273
Analog Devices Inc.
2.95%, 01/12/21	300	299
Apple Inc.
2.10%, 05/06/19	500	499
2.85%, 05/06/21	300	300
2.50%, 02/09/22	200	197
2.30%, 05/11/22	160	156
2.40%, 05/03/23	650	629
3.45%, 05/06/24	400	404
2.45%, 08/04/26	320	297
3.35%, 02/09/27	400	395
3.20%, 05/11/27	150	146
3.00%, 11/13/27	120	115
4.65%, 02/23/46	695	766
4.25%, 02/09/47	60	62
3.75%, 09/12/47 - 11/13/47	560	539
Applied Materials Inc.
3.90%, 10/01/25	350	361
Autodesk Inc.
4.38%, 06/15/25	500	513
Baidu Inc.
2.75%, 06/09/19	400	399
Broadcom Corp.
2.65%, 01/15/23	300	286
3.13%, 01/15/25	300	282
3.88%, 01/15/27	330	321
3.50%, 01/15/28	300	282
CA Inc.
3.60%, 08/15/22	500	506
Cisco Systems Inc.
4.45%, 01/15/20	300	309
2.90%, 03/04/21	500	501
1.85%, 09/20/21	400	386
3.00%, 06/15/22	100	100
3.50%, 06/15/25	100	101
2.50%, 09/20/26	400	374
Corning Inc.
5.75%, 08/15/40	95	113
4.38%, 11/15/57	40	37
DXC Technology Co.
4.75%, 04/15/27	30	31
Fidelity National Information Services Inc.
3.50%, 04/15/23	106	106
5.00%, 10/15/25	20	21
Harris Corp.
4.40%, 12/15/20	250	257
3.83%, 04/28/25	250	252
5.05%, 04/27/45	250	277
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	270	272
4.90%, 10/15/25	180	187
6.35%, 10/15/45	90	96
Hewlett-Packard Co.
4.30%, 06/01/21	200	207
4.05%, 09/15/22	300	309
Intel Corp.
2.70%, 12/15/22	200	197
2.88%, 05/11/24	100	98
3.70%, 07/29/25	500	511

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
3.15%, 05/11/27	150	147
4.25%, 12/15/42	400	421
4.10%, 05/11/47	150	154
3.73%, 12/08/47 (a)	120	116
International Business Machines Corp.
1.63%, 05/15/20	300	293
2.25%, 02/19/21	245	241
7.00%, 10/30/25	200	246
3.45%, 02/19/26	135	135
5.88%, 11/29/32	400	498
4.00%, 06/20/42	200	202
Jabil Circuit Inc.
4.70%, 09/15/22	300	310
Juniper Networks Inc.
4.35%, 06/15/25	200	202
Keysight Technologies Inc.
4.55%, 10/30/24	300	311
MasterCard Inc.
2.00%, 04/01/19	300	299
Microsoft Corp.
3.00%, 10/01/20	600	605
2.40%, 02/06/22	240	236
2.38%, 02/12/22	400	392
3.13%, 11/03/25	680	672
3.30%, 02/06/27	450	446
4.20%, 11/03/35	210	225
3.45%, 08/08/36	145	141
4.10%, 02/06/37	160	169
5.30%, 02/08/41	200	244
4.45%, 11/03/45	177	195
4.75%, 11/03/55	60	69
3.95%, 08/08/56	635	632
4.50%, 02/06/57	240	264
Motorola Solutions Inc.
3.50%, 09/01/21	300	301
Oracle Corp.
2.25%, 10/08/19	300	299
3.88%, 07/15/20	300	308
2.50%, 05/15/22	500	489
2.63%, 02/15/23	200	195
3.63%, 07/15/23	400	408
2.65%, 07/15/26	500	468
3.25%, 11/15/27	210	204
3.90%, 05/15/35	350	349
3.80%, 11/15/37	200	197
4.50%, 07/08/44	200	213
4.13%, 05/15/45	200	201
4.38%, 05/15/55	160	165
QUALCOMM Inc.
2.25%, 05/20/20	200	197
3.45%, 05/20/25	150	146
4.65%, 05/20/35	60	62
4.80%, 05/20/45	90	94
Seagate HDD Cayman
5.75%, 12/01/34 (b)	250	238
Texas Instruments Inc.
1.65%, 08/03/19	200	198
Total System Services Inc.
3.80%, 04/01/21	500	505
Visa Inc.
2.20%, 12/14/20	315	310
3.15%, 12/14/25	305	299
4.15%, 12/14/35	115	122
4.30%, 12/14/45	205	219
3.65%, 09/15/47	45	43
Western Union Co.
5.25%, 04/01/20	200	207
Xerox Corp.
4.07%, 03/17/22	500	501
		29,032
Materials 0.7%
Agrium Inc.
3.38%, 03/15/25	350	340
	Shares/Par[1]	Value ($)
Albemarle Corp.
5.45%, 12/01/44	150	163
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	300	350
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	250	257
Dow Chemical Co.
8.55%, 05/15/19 (c)	97	103
5.25%, 11/15/41	200	222
4.63%, 10/01/44	250	257
Eastman Chemical Co.
3.80%, 03/15/25	189	191
4.65%, 10/15/44	200	206
Ecolab Inc.
5.50%, 12/08/41	150	178
EI du Pont de Nemours & Co.
4.25%, 04/01/21	300	310
4.90%, 01/15/41	150	160
Goldcorp Inc.
3.63%, 06/09/21	300	302
International Paper Co.
3.80%, 01/15/26	350	347
3.00%, 02/15/27	250	231
4.40%, 08/15/47	150	143
LYB International Finance BV
5.25%, 07/15/43	400	438
LyondellBasell Industries NV
5.00%, 04/15/19	125	127
Martin Marietta Materials Inc.
3.50%, 12/15/27	300	286
Methanex Corp.
3.25%, 12/15/19	200	199
Mosaic Co.
4.88%, 11/15/41	20	19
Newmont Mining Corp.
5.88%, 04/01/35	50	58
Nucor Corp.
6.40%, 12/01/37	200	256
Packaging Corp. of America
4.50%, 11/01/23	200	209
Plum Creek Timberlands LP
4.70%, 03/15/21	200	207
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24	500	499
Praxair Inc.
2.20%, 08/15/22	300	289
2.65%, 02/05/25	400	383
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	299
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25	250	254
RPM International Inc.
6.13%, 10/15/19	200	209
Sherwin-Williams Co.
4.50%, 06/01/47	70	70
Southern Copper Corp.
7.50%, 07/27/35	150	193
5.88%, 04/23/45	300	338
Vale Overseas Ltd.
6.88%, 11/21/36	400	470
		8,563
Real Estate 0.8%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25	200	193
4.50%, 07/30/29	250	255
American Tower Corp.
2.80%, 06/01/20	350	347
3.50%, 01/31/23	500	497
AvalonBay Communities Inc.
3.63%, 10/01/20	200	203
Boston Properties LP
3.80%, 02/01/24	250	251
3.20%, 01/15/25	200	192

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Brandywine Operating Partnership LP
3.95%, 02/15/23 - 11/15/27	400	393
Crown Castle International Corp.
3.20%, 09/01/24	330	317
3.70%, 06/15/26	140	135
3.65%, 09/01/27	80	76
DDR Corp.
4.63%, 07/15/22	300	311
Digital Realty Trust LP
3.40%, 10/01/20	350	352
Duke Realty LP
3.88%, 10/15/22	200	204
EPR Properties
4.50%, 04/01/25	200	201
ERP Operating LP
2.38%, 07/01/19	300	299
Essex Portfolio LP
3.88%, 05/01/24	200	202
Federal Realty Investment Trust
4.50%, 12/01/44	100	103
Government Properties Income Trust
4.00%, 07/15/22	200	200
HCP Inc.
5.38%, 02/01/21	47	49
6.75%, 02/01/41	200	256
Health Care REIT Inc.
6.13%, 04/15/20	400	424
Kimco Realty Corp.
3.20%, 05/01/21	350	350
Liberty Property LP
3.75%, 04/01/25	200	199
Mid-America Apartments LP
4.30%, 10/15/23	200	208
Omega Healthcare Investors Inc.
4.95%, 04/01/24	250	255
ProLogis LP
3.75%, 11/01/25	500	505
Realty Income Corp.
4.13%, 10/15/26	250	252
Simon Property Group LP
3.38%, 03/15/22	400	402
3.30%, 01/15/26	500	485
6.75%, 02/01/40	100	134
4.25%, 11/30/46	200	197
STORE Capital Corp.
4.50%, 03/15/28	200	199
Ventas Realty LP
3.50%, 02/01/25	250	243
Weingarten Realty Investors
3.38%, 10/15/22	100	99
		8,988
Telecommunication Services 1.2%
America Movil SAB de CV
6.38%, 03/01/35	200	243
4.38%, 07/16/42 (b)	200	202
AT&T Inc.
2.45%, 06/30/20	150	148
2.80%, 02/17/21	535	529
3.00%, 06/30/22	150	147
3.40%, 08/14/24 - 05/15/25	400	394
4.25%, 03/01/27	170	172
3.90%, 08/14/27	200	201
4.50%, 05/15/35	950	933
4.90%, 08/14/37	200	202
6.35%, 03/15/40	300	349
4.35%, 06/15/45	500	456
4.75%, 05/15/46	200	194
5.65%, 02/15/47	160	175
4.50%, 03/09/48	656	612
5.15%, 02/14/50	200	202
5.70%, 03/01/57	170	182
5.30%, 08/14/58	200	202
British Telecommunications Plc
9.13%, 12/15/30 (e)	250	365
	Shares/Par[1]	Value ($)
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)	300	426
France Telecom SA
5.38%, 01/13/42	100	115
Orange SA
4.13%, 09/14/21	500	517
Telefonica Emisiones SAU
5.13%, 04/27/20	350	364
Telefonica Europe BV
8.25%, 09/15/30	500	674
Verizon Communications Inc.
1.75%, 08/15/21	500	477
3.13%, 03/16/22	135	134
2.45%, 11/01/22	500	480
5.15%, 09/15/23	250	270
3.38%, 02/15/25	1,048	1,031
4.13%, 03/16/27	300	304
4.50%, 08/10/33	180	182
5.25%, 03/16/37	195	210
4.86%, 08/21/46	1,250	1,259
5.01%, 04/15/49 - 08/21/54	560	570
4.67%, 03/15/55	800	761
Vodafone Group Plc
7.88%, 02/15/30	200	261
		13,943
Utilities 1.7%
AEP Texas Inc.
2.40%, 10/01/22	300	289
Alabama Power Co.
6.00%, 03/01/39	250	314
4.30%, 01/02/46	250	264
3.70%, 12/01/47	200	192
Ameren Illinois Co.
3.25%, 03/01/25	250	247
3.70%, 12/01/47	300	290
Arizona Public Service Co.
4.50%, 04/01/42	100	108
Atmos Energy Corp.
4.13%, 10/15/44	300	309
Baltimore Gas & Electric Co.
3.50%, 08/15/46	160	146
Berkshire Hathaway Energy Co.
2.38%, 01/15/21 (a)	100	98
2.80%, 01/15/23 (a)	200	196
3.25%, 04/15/28 (a)	200	193
3.80%, 07/15/48 (a)	100	95
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	44
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	250	303
Consolidated Edison Co.
5.70%, 06/15/40	100	125
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	360
Dominion Gas Holdings LLC
3.55%, 11/01/23	200	200
Dominion Resources Inc.
2.50%, 12/01/19	200	198
4.45%, 03/15/21	200	206
2.85%, 08/15/26	350	324
7.00%, 06/15/38	200	264
DTE Electric Co.
3.38%, 03/01/25	200	200
Duke Energy Carolinas LLC
5.30%, 02/15/40	300	357
3.70%, 12/01/47	200	192
Duke Energy Corp.
1.80%, 09/01/21	350	333
Duke Energy Florida LLC
3.40%, 10/01/46	60	55
Duke Energy Indiana Inc.
6.12%, 10/15/35	250	316
Duke Energy Progress LLC
4.20%, 08/15/45	250	259

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Entergy Arkansas Inc.
3.75%, 02/15/21	400	408
Eversource Energy
2.50%, 03/15/21	200	197
2.90%, 10/01/24	300	288
3.30%, 01/15/28	200	192
Exelon Corp.
2.85%, 06/15/20	320	317
3.95%, 06/15/25	150	151
4.95%, 06/15/35	250	275
Exelon Generation Co. LLC
4.25%, 06/15/22	375	385
FirstEnergy Corp.
4.85%, 07/15/47 (c)	250	263
Florida Power & Light Co.
3.70%, 12/01/47	40	39
Georgia Power Co.
4.25%, 12/01/19	300	307
Great Plains Energy Inc.
4.85%, 06/01/21	250	259
Iberdrola International BV
6.75%, 07/15/36	150	192
Kentucky Utilities Co.
5.13%, 11/01/40	300	353
LG&E and KU Energy LLC
3.75%, 11/15/20	300	305
MidAmerican Energy Co.
3.50%, 10/15/24	200	203
6.75%, 12/30/31	50	65
National Fuel Gas Co.
3.95%, 09/15/27 (c)	301	291
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19	300	298
NiSource Finance Corp.
3.49%, 05/15/27	200	193
5.95%, 06/15/41	250	303
4.38%, 05/15/47	200	201
Northern States Power Co.
2.15%, 08/15/22	200	193
4.13%, 05/15/44	500	518
NorthWestern Corp.
4.18%, 11/15/44	150	152
NSTAR Electric Co.
3.20%, 05/15/27	200	196
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	173
5.25%, 09/30/40	200	237
3.80%, 09/30/47 (a)	200	195
Pacific Gas & Electric Co.
6.05%, 03/01/34	500	597
4.45%, 04/15/42	400	398
PacifiCorp
2.95%, 06/01/23	300	297
6.25%, 10/15/37	200	261
PECO Energy Co.
4.15%, 10/01/44	250	259
PPL Electric Utilities Corp.
3.95%, 06/01/47	200	200
Progress Energy Inc.
7.75%, 03/01/31	300	408
PSEG Power LLC
8.63%, 04/15/31	75	99
Public Service Electric & Gas Co.
3.00%, 05/15/27	200	192
5.50%, 03/01/40	200	245
Puget Sound Energy Inc.
5.76%, 10/01/39	200	249
Sempra Energy
4.00%, 02/01/48	50	47
South Carolina Electric & Gas Co.
4.50%, 06/01/64	100	96
Southern California Edison Co.
6.00%, 01/15/34	75	92
5.63%, 02/01/36	195	234
5.95%, 02/01/38	200	250
	Shares/Par[1]	Value ($)
4.05%, 03/15/42	200	201
Southern Co.
4.25%, 07/01/36	500	510
4.40%, 07/01/46	400	399
Teco Finance Inc.
5.15%, 03/15/20	200	207
Union Electric Co.
3.65%, 04/15/45	350	336
Virginia Electric & Power Co.
6.00%, 05/15/37	200	250
4.45%, 02/15/44	100	107
Washington Gas Light Co.
3.80%, 09/15/46	200	193
Wisconsin Energy Corp.
2.45%, 06/15/20	200	198
3.55%, 06/15/25	60	60
		20,011
Total Corporate Bonds And Notes (cost $298,915)		299,576
GOVERNMENT AND AGENCY OBLIGATIONS 71.9%
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corp.
Series A1-K006, REMIC, 3.40%, 07/25/19	197	198
Series A1-K714, REMIC, 2.08%, 12/25/19	90	89
Series A2-K014, REMIC, 3.87%, 04/25/21	1,000	1,027
Series A2-K017, REMIC, 2.87%, 12/25/21	360	359
Series A1-K032, REMIC, 3.02%, 02/25/23	189	189
Series A2-K032, REMIC, 3.31%, 05/25/23 (d)	550	558
Series A2-K033, REMIC, 3.06%, 07/25/23 (d)	500	501
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,014
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,006
Series A2-K047, REMIC, 3.33%, 05/25/25	500	507
Series A2-K062, REMIC, 3.41%, 12/25/26	1,000	1,013
Federal National Mortgage Association
Series 2013-APT-M14, REMIC, 2.52%, 04/25/23 (d)	534	525
Series 2014-AB2-M3, REMIC, 3.46%, 01/25/24 (d)	130	132
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	1,367	1,342
Series 2017-A2-M2, REMIC, 2.78%, 02/25/27 (d)	1,000	968
		9,428
Mortgage-Backed Securities 28.2%
Federal Home Loan Mortgage Corp.
3.50%, 10/01/20 - 11/01/47	19,150	19,321
5.00%, 05/01/18 - 07/01/41	2,168	2,337
2.00%, 01/01/29 - 03/01/32	736	710
6.50%, 07/01/28 - 03/01/39	208	236
2.50%, 12/01/31	706	693
6.00%, 02/01/29 - 05/01/40	727	810
5.50%, 11/01/28 - 02/01/40	1,352	1,482
3.00%, 02/01/24 - 02/01/47	20,655	20,391
2.50%, 08/01/27 - 02/01/47	6,587	6,464
4.50%, 06/01/18 - 09/01/47	5,323	5,617
4.00%, 04/01/19 - 08/01/47	11,766	12,151
3.50%, 11/01/45 - 07/01/46	793	797
4.00%, 12/01/45	89	92
3.00%, 02/01/35 - 01/01/47	2,198	2,152
TBA, 3.00%, 04/15/33 - 04/15/48 (f)	4,875	4,762
TBA, 3.50%, 05/15/47 - 04/15/48 (f)	8,825	8,840
TBA, 4.00%, 04/15/48 (f)	3,625	3,720
Federal National Mortgage Association
4.50%, 04/01/18 - 06/01/47	8,364	8,821
2.50%, 07/01/31 - 01/01/32	685	673
2.00%, 11/01/31	225	216
2.50%, 12/01/21 - 02/01/47	9,533	9,337
2.00%, 09/01/28 - 02/01/32	882	850
TBA, 3.00%, 04/15/33 - 04/15/48 (f)	6,050	5,918
TBA, 3.50%, 04/15/33 - 05/15/48 (f)	18,125	18,154
5.50%, 12/01/18 - 02/01/42	2,287	2,504
5.00%, 05/01/18 - 05/01/44	3,381	3,646
3.00%, 02/01/31 - 12/01/46	1,278	1,261
6.50%, 07/01/32 - 12/01/38	380	429
7.00%, 02/01/31 - 02/01/38	48	55
6.00%, 09/01/18 - 09/01/39	1,235	1,383
7.50%, 11/01/37	4	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
4.00%, 07/01/18 - 08/01/47	19,684	20,319
3.00%, 11/01/26 - 11/01/47	33,589	33,162
5.00%, 06/01/40 - 11/01/43	300	324
3.50%, 09/01/25 - 03/01/48	24,975	25,226
3.50%, 03/01/26 - 04/01/46	1,202	1,212
4.00%, 06/01/44 - 07/01/46	1,508	1,554
TBA, 4.50%, 05/15/47 - 04/15/48 (f)	900	942
TBA, 4.00%, 04/15/48 - 05/15/48 (f)	6,050	6,207
Government National Mortgage Association
3.00%, 01/20/27 - 12/20/47	12,846	12,717
2.50%, 09/20/27 - 12/20/46	1,224	1,190
8.50%, 06/15/30 - 12/15/30	2	2
5.00%, 03/15/33 - 01/20/45	2,836	3,063
6.00%, 05/15/32 - 12/20/40	368	414
5.50%, 12/15/31 - 02/20/44	1,939	2,125
6.50%, 07/15/38	27	31
4.00%, 12/15/24 - 08/20/47	14,985	15,508
4.50%, 04/20/26 - 08/20/47	6,395	6,747
3.50%, 05/15/26 - 08/20/47	18,405	18,678
3.50%, 12/20/45 - 09/20/46	1,996	2,020
3.00%, 07/20/46 - 09/20/46	1,472	1,453
4.00%, 09/20/46	356	368
2.50%, 08/20/27 - 11/20/46	248	240
TBA, 3.50%, 05/15/47 - 04/15/48 (f)	17,850	18,022
TBA, 3.00%, 04/15/48 (f)	13,225	13,013
TBA, 4.00%, 04/15/48 (f)	1,175	1,208
		329,572
Municipal 0.7%
Bay Area Toll Authority
6.26%, 04/01/49	200	281
Chicago Transit Authority
6.90%, 12/01/40	200	264
Commonwealth of Massachusetts
4.91%, 05/01/29	300	340
County of Cook, Illinois
6.23%, 11/15/34	100	124
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	200	267
Dallas County Hospital District
5.62%, 08/15/44	300	374
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	329
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	314
Los Angeles Unified School District
5.76%, 07/01/29	200	238
Municipal Electric Authority of Georgia
7.06%, 04/01/57	200	240
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	247
New Jersey State Turnpike Authority
7.10%, 01/01/41	250	358
New York City Transitional Finance Authority
5.77%, 08/01/36	260	316
New York City Water & Sewer System
6.01%, 06/15/42	235	315
Ohio State University
4.91%, 06/01/40	200	234
3.80%, 12/01/46	500	501
Port Authority of New York & New Jersey
6.04%, 12/01/29	200	249
4.46%, 10/01/62	300	328
San Diego County Water Authority Financing Corp.
6.14%, 05/01/49	260	355
State of California
7.55%, 04/01/39	300	457
7.30%, 10/01/39	150	219
7.60%, 11/01/40	400	619
State of Connecticut
5.85%, 03/15/32	125	148
State of Illinois
5.10%, 06/01/33	300	281
7.35%, 07/01/35	400	437
	Shares/Par[1]	Value ($)
State of Texas
5.52%, 04/01/39	200	256
State of Wisconsin
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	500	567
State Public School Building Authority
5.00%, 09/15/27	300	326
		8,984
Sovereign 3.9%
Asian Development Bank
1.88%, 04/12/19 - 08/10/22	1,460	1,445
1.63%, 08/26/20 (b)	500	490
2.25%, 01/20/21	250	248
1.75%, 06/08/21 - 09/13/22	435	420
2.13%, 03/19/25	200	191
2.38%, 08/10/27	300	286
2.75%, 03/17/23 - 01/19/28	590	584
6.38%, 10/01/28	210	269
Chile Government International Bond
3.88%, 08/05/20	100	102
Colombia Government International Bond
8.13%, 05/21/24	400	492
7.38%, 09/18/37	400	513
5.63%, 02/26/44	200	219
Council Of Europe Development Bank
1.63%, 03/10/20	500	492
European Investment Bank
1.25%, 05/15/19	750	742
1.13%, 08/15/19	500	492
1.38%, 06/15/20	340	332
4.00%, 02/16/21	500	519
2.25%, 03/15/22 (b)	240	235
2.38%, 06/15/22 (b)	500	493
2.00%, 12/15/22	500	483
2.50%, 04/15/21 - 03/15/23	800	793
1.88%, 02/10/25	500	467
Export Development Canada
1.75%, 08/19/19	500	496
Export-Import Bank of Korea
2.38%, 08/12/19	200	198
2.25%, 01/21/20	850	838
FMS Wertmanagement AoeR
1.75%, 03/17/20	300	296
Hungary Government International Bond
5.38%, 03/25/24	250	272
7.63%, 03/29/41	250	361
Hydro Quebec
9.40%, 02/01/21	250	293
Inter-American Development Bank
3.88%, 02/14/20	700	719
1.63%, 05/12/20	800	787
2.50%, 01/18/23	500	495
2.13%, 01/15/25	500	478
4.38%, 01/24/44	100	118
International Bank for Reconstruction & Development
1.88%, 10/07/19 - 10/07/22	1,670	1,644
2.25%, 06/24/21	750	741
1.38%, 05/24/21 - 09/20/21	240	230
2.13%, 12/13/21	300	294
1.63%, 02/10/22	350	336
7.63%, 01/19/23	300	365
2.50%, 07/29/25	340	332
International Finance Corp.
1.63%, 07/16/20	500	491
2.25%, 01/25/21	250	248
1.13%, 07/20/21 (b)	500	476
Israel Government AID Bond
5.50%, 04/26/24	142	163
Israel Government International Bond
4.00%, 06/30/22	500	520
Italy Government International Bond
6.88%, 09/27/23	450	525
5.38%, 06/15/33	200	230
Japan Bank for International Cooperation
1.88%, 04/20/21	200	194

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
3.38%, 07/31/23	400	407
2.13%, 02/10/25	250	234
2.25%, 11/04/26	400	375
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	309
Korea Development Bank
3.38%, 09/16/25	500	492
Kreditanstalt fur Wiederaufbau
1.75%, 10/15/19	650	644
4.00%, 01/27/20	1,500	1,542
1.88%, 06/30/20	620	612
2.75%, 09/08/20	500	503
1.63%, 03/15/21	220	214
1.50%, 06/15/21 (b)	665	642
2.63%, 01/25/22	700	697
2.13%, 03/07/22 - 06/15/22	530	518
2.38%, 12/29/22	300	295
2.50%, 11/20/24	1,800	1,758
2.00%, 05/02/25	680	642
0.00%, 06/29/37 (g)	300	162
Landwirtschaftliche Rentenbank
1.75%, 04/15/19	1,000	994
Mexico Government International Bond
3.50%, 01/21/21	900	909
3.60%, 01/30/25	230	227
8.30%, 08/15/31	300	447
4.75%, 03/08/44	556	537
5.55%, 01/21/45	500	541
4.60%, 01/23/46	250	237
Nordic Investment Bank
1.50%, 08/09/19	300	296
2.25%, 02/01/21 (b)	250	248
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	250	244
Panama Government International Bond
5.20%, 01/30/20	200	209
6.70%, 01/26/36	400	508
Peru Government International Bond
4.13%, 08/25/27	500	522
6.55%, 03/14/37	250	321
Philippine Government International Bond
6.50%, 01/20/20 (b)	400	425
4.20%, 01/21/24	500	521
3.00%, 02/01/28	300	287
9.50%, 02/02/30	400	608
Poland Government International Bond
5.00%, 03/23/22	500	535
3.00%, 03/17/23	500	496
Province of Alberta, Canada
3.30%, 03/15/28	200	201
Province of British Columbia, Canada
6.50%, 01/15/26	70	85
Province of Manitoba, Canada
3.05%, 05/14/24 (b)	350	349
Province of Ontario, Canada
3.20%, 05/16/24	300	302
Province of Quebec, Canada
7.50%, 07/15/23	100	120
7.13%, 02/09/24	250	300
2.88%, 10/16/24	300	296
Republic of Korea
5.63%, 11/03/25	250	288
Republic of Philippines
6.38%, 01/15/32	500	624
Svensk Exportkredit AB
1.88%, 06/17/19	250	248
Uruguay Government International Bond
4.38%, 10/27/27	190	196
4.13%, 11/20/45	200	187
5.10%, 06/18/50	500	516
		45,317
U.S. Government Agency Obligations 1.7%
Federal Home Loan Bank
1.38%, 05/28/19 - 02/18/21 (h)	1,500	1,475
	Shares/Par[1]	Value ($)
1.63%, 06/14/19 (h)	250	248
1.13%, 06/21/19 - 07/14/21 (h)	1,900	1,864
1.50%, 10/21/19 (h)	1,000	988
4.13%, 03/13/20 (h)	450	465
2.88%, 09/13/24 (h)	300	302
5.50%, 07/15/36 (h)	700	932
Federal Home Loan Mortgage Corp.
1.75%, 05/30/19 (h)	750	746
1.25%, 08/01/19 (h)	750	740
1.40%, 08/22/19 (h)	500	495
1.38%, 05/01/20 (h)	800	785
1.13%, 08/12/21 (h)	750	717
2.38%, 01/13/22 (h)	500	497
6.75%, 09/15/29 - 03/15/31 (h)	180	249
6.25%, 07/15/32 (h)	900	1,225
Federal National Mortgage Association
1.00%, 04/30/18 (h)	750	749
0.88%, 08/02/19 (h)	750	736
1.75%, 09/12/19 (h)	700	695
0.00%, 10/09/19 (g) (h)	680	655
1.70%, 01/27/20 (h)	1,500	1,483
1.50%, 06/22/20 (h)	500	491
1.25%, 08/17/21 (h)	500	480
2.63%, 09/06/24 (h)	500	495
7.25%, 05/15/30 (h)	540	766
6.63%, 11/15/30 (h)	631	864
Tennessee Valley Authority
5.25%, 09/15/39	200	263
5.38%, 04/01/56	300	416
		19,821
U.S. Treasury Securities 36.6%
U.S. Treasury Bond
8.13%, 08/15/19	1,500	1,620
8.50%, 02/15/20	1,000	1,115
7.25%, 08/15/22	810	969
6.50%, 11/15/26	1,000	1,290
6.63%, 02/15/27	1,410	1,845
6.38%, 08/15/27	800	1,041
6.13%, 11/15/27	1,330	1,709
5.25%, 11/15/28	1,000	1,229
5.38%, 02/15/31	960	1,228
4.75%, 02/15/37	240	307
3.50%, 02/15/39	220	241
4.50%, 02/15/36 - 08/15/39	2,259	2,805
4.63%, 02/15/40	500	639
3.88%, 08/15/40	1,405	1,623
4.25%, 11/15/40	1,154	1,406
4.75%, 02/15/41	1,485	1,935
4.38%, 02/15/38 - 05/15/41	4,223	5,228
2.88%, 05/15/43 - 08/15/45	4,405	4,325
3.75%, 11/15/43	3,530	4,023
3.63%, 08/15/43 - 02/15/44	5,185	5,793
3.38%, 05/15/44	2,930	3,143
3.13%, 11/15/41 - 08/15/44	4,774	4,911
2.50%, 02/15/45 - 05/15/46	7,390	6,713
2.25%, 08/15/46	2,485	2,134
2.88%, 11/15/46	2,555	2,499
3.00%, 05/15/42 - 02/15/48	14,760	14,817
2.75%, 08/15/42 - 11/15/47	4,973	4,750
U.S. Treasury Note
3.13%, 05/15/19 - 05/15/21	2,790	2,838
1.13%, 05/31/19 - 09/30/21	20,630	19,985
0.88%, 09/15/19	3,470	3,403
1.00%, 11/15/19	1,810	1,774
3.38%, 11/15/19	670	682
1.00%, 09/30/19 - 11/30/19	4,610	4,522
1.38%, 12/15/19	1,435	1,414
1.25%, 05/31/19 - 07/31/23	15,030	14,594
3.63%, 02/15/20 - 02/15/21	5,545	5,707
2.25%, 02/29/20 (b)	1,645	1,644
3.50%, 05/15/20	1,510	1,546
1.63%, 04/30/19 - 05/15/26	46,640	45,187
1.38%, 07/31/19 - 08/31/23	33,975	32,997
1.75%, 11/30/19 - 05/15/23	25,240	24,572

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
2.38%, 12/31/20 - 05/15/27	14,310	14,069
2.13%, 08/15/21 - 05/15/25	22,245	21,731
1.25%, 10/31/21	2,300	2,204
1.75%, 11/30/21	1,000	974
1.88%, 12/31/19 - 08/31/24	32,345	31,518
2.00%, 12/31/21 - 11/15/26	7,740	7,412
2.50%, 03/31/23 - 05/15/24	8,274	8,224
1.63%, 10/31/23	3,000	2,846
2.00%, 01/31/20 - 02/15/25	24,980	24,454
2.25%, 03/31/20 - 11/15/27	32,991	32,157
2.63%, 08/15/20 - 03/31/25	13,526	13,574
1.50%, 10/31/19 - 08/15/26	19,520	18,838
2.75%, 11/15/23 - 02/15/28	9,500	9,537
		427,741
Total Government And Agency Obligations (cost $852,278)		840,863
SHORT TERM INVESTMENTS 7.5%
Investment Companies 6.9%
JNL Government Money Market Fund - Institutional Class, 1.55% (i) (j)	80,576	80,576
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 1.69% (i) (j)	6,798	6,798
Total Short Term Investments (cost $87,374)		87,374
Total Investments 106.9% (cost $1,260,862)		1,249,675
Total Forward Sales Commitments (0.2)% (proceeds $2,660)		(2,652)
Other Assets and Liabilities, Net (6.7)%		(78,351)
Total Net Assets 100.0%		1,168,672

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $5,852 and 0.5%, respectively.

(b) All or portion of the security was on loan.

(c) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2018, the total payable for investments purchased on a delayed delivery basis was $80,330.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal Home Loan Mortgage Corp.
TBA, 4.50%, 04/15/33 (a)	(120)	(121)
Federal National Mortgage Association
TBA, 4.50%, 04/15/33 (a)	(100)	(101)
TBA, 5.00%, 04/15/48 (a)	(400)	(427)
Government National Mortgage Association
TBA, 2.50%, 04/15/48 (a)	(100)	(95)
TBA, 3.00%, 04/15/48 (a)	(200)	(197)
TBA, 5.00%, 04/15/48 (a)	(400)	(419)
TBA, 5.50%, 04/15/48 (a)	(1,200)	(1,292)
Total Government And Agency Obligations (proceeds $2,660)		(2,652)
Total Forward Sales Commitments (0.2%) (proceeds $2,660)		(2,652)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2018, the total proceeds for investments sold on a delayed delivery basis was $2,660.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Utilities Sector Fund
COMMON STOCKS 99.9%
Utilities 99.9%
8Point3 Energy Partners LP - Class A	2	28
AES Corp.	59	674
Allete Inc.	5	335
Alliant Energy Corp.	21	838
Ameren Corp.	22	1,220
American Electric Power Co. Inc.	44	3,000
American States Water Co.	3	168
American Water Works Co. Inc.	16	1,301
Aqua America Inc.	16	546
AquaVenture Holdings Ltd. (a)	1	17
Atmos Energy Corp.	10	806
Avista Corp.	6	291
Black Hills Corp.	5	254
California Water Service Group	4	161
CenterPoint Energy Inc.	36	995
Chesapeake Utilities Corp.	1	102
CMS Energy Corp.	25	1,146
Connecticut Water Services Inc.	1	59
Consolidated Edison Inc.	28	2,148
Dominion Energy Inc.	57	3,860
DTE Energy Co.	16	1,664
Duke Energy Corp.	62	4,824
Dynegy Inc. (a)	12	157
Edison International	29	1,843
El Paso Electric Co.	4	183
Entergy Corp.	16	1,274
Eversource Energy	28	1,659
Exelon Corp.	85	3,331
FirstEnergy Corp.	40	1,344
Great Plains Energy Inc.	19	615
Hawaiian Electric Industries Inc.	10	339
IDACORP Inc.	4	393
MDU Resources Group Inc.	16	460
MGE Energy Inc.	3	168
Middlesex Water Co.	2	59
National Fuel Gas Co.	7	362
New Jersey Resources Corp.	8	308
NextEra Energy Inc.	42	6,837
NextEra Energy Partners LP	5	196
NiSource Inc.	30	720
Northwest Natural Gas Co.	3	154
NorthWestern Corp.	4	236
NRG Energy Inc.	28	862
NRG Yield Inc. - Class A	3	53
NRG Yield Inc. - Class C (b)	6	96
OGE Energy Corp.	18	587
ONE Gas Inc.	5	311
Ormat Technologies Inc.	4	197
Otter Tail Corp.	3	135
Pattern Energy Group Inc. - Class A	7	126
PG&E Corp.	46	2,009
Pinnacle West Capital Corp.	10	789
PNM Resources Inc.	7	268
Portland General Electric Co.	8	326
PPL Corp.	61	1,731
Public Service Enterprise Group Inc.	45	2,260
SCANA Corp.	12	459
Sempra Energy	21	2,359
SJW Corp.	1	77
South Jersey Industries Inc. (b)	7	202
Southern Co.	89	3,987
Southwest Gas Corp.	4	286
Spark Energy Inc. - Class A (b)	1	9
Spire Inc.	4	310
TerraForm Power Inc. - Class A	3	34
UGI Corp.	16	692
Unitil Corp.	1	55
Vectren Corp.	7	467
Vistra Energy Corp. (a)	23	485
WEC Energy Group Inc.	28	1,758
Westar Energy Inc.	13	660
	Shares/Par[1]	Value ($)
WGL Holdings Inc.	5	379
Xcel Energy Inc.	45	2,053
York Water Co.	1	34
Total Common Stocks (cost $65,266)		69,131
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	70	70
Securities Lending Collateral 0.3%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	247	247
Total Short Term Investments (cost $317)		317
Total Investments 100.3% (cost $65,583)		69,448
Other Assets and Liabilities, Net (0.3)%		(240)
Total Net Assets 100.0%		69,208

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 99.0%
Consumer Discretionary 10.8%
Adient Plc (a)	94	5,645
Altice USA Inc. - Class A (a) (b)	151	2,792
ARAMARK Corp.	150	5,924
Brunswick Corp.	77	4,590
Dave & Buster's Entertainment Inc. (b)	63	2,633
Goodyear Tire & Rubber Co.	160	4,256
HanesBrands Inc. (a)	338	6,227
Harley-Davidson Inc. (a)	118	5,040
Interpublic Group of Cos. Inc.	302	6,954
Limited Brands Inc.	144	5,507
LKQ Corp. (b)	102	3,880
Madison Square Garden Co. - Class A (b)	8	1,898
Michaels Cos. Inc. (b)	179	3,525
Newell Brands Inc.	220	5,607
PVH Corp.	48	7,217
Royal Caribbean Cruises Ltd.	53	6,282
Toll Brothers Inc.	81	3,492
Tractor Supply Co.	92	5,811
Urban Outfitters Inc. (b)	156	5,779
Whirlpool Corp.	49	7,463
		100,522
Consumer Staples 6.5%
Archer-Daniels-Midland Co.	165	7,144
Cal-Maine Foods Inc. (b)	18	771
Coca-Cola European Partners Plc	148	6,180
Coty Inc. - Class A	276	5,046
JM Smucker Co.	54	6,680
Kroger Co.	211	5,062
Molson Coors Brewing Co. - Class B	65	4,884
Pinnacle Foods Inc.	191	10,334
Tesco Plc	863	2,499
TreeHouse Foods Inc. (b)	95	3,629
Tyson Foods Inc. - Class A	105	7,714
		59,943
Energy 7.5%
Andeavor Corp.	75	7,556
Cabot Oil & Gas Corp.	287	6,886
Concho Resources Inc. (b)	28	4,191
Energen Corp. (b)	119	7,501
EQT Corp.	102	4,842
Forum Energy Technologies Inc. (b)	238	2,623
Frank's International NV	483	2,623
Hess Corp.	140	7,062
Oil States International Inc. (b)	141	3,693
Patterson-UTI Energy Inc.	161	2,819
PDC Energy Inc. (b)	87	4,244
Pioneer Natural Resources Co.	47	8,125
Plains GP Holdings LP - Class A (b)	345	7,510
		69,675
Financials 22.3%
Annaly Capital Management Inc.	301	3,137
Apollo Global Management LLC - Class A	186	5,523
Arthur J Gallagher & Co.	110	7,532
Assurant Inc.	77	7,036
Athene Holding Ltd. - Class A (b)	96	4,579
Brighthouse Financial Inc. (b)	31	1,594
Citizens Financial Group Inc.	216	9,087
Comerica Inc.	115	10,996
Discover Financial Services	124	8,895
Element Financial Corp.	476	1,532
Everest Re Group Ltd.	29	7,427
Fifth Third Bancorp	337	10,690
Hanover Insurance Group Inc.	56	6,628
Hartford Financial Services Group Inc.	245	12,632
Huntington Bancshares Inc.	756	11,413
Invesco Ltd.	284	9,089
KeyCorp	621	12,138
Lincoln National Corp.	75	5,463
M&T Bank Corp.	47	8,740
NASDAQ Inc.	142	12,206
	Shares/Par[1]	Value ($)
Northern Trust Corp.	85	8,768
Raymond James Financial Inc.	94	8,396
SunTrust Banks Inc.	169	11,464
TD Ameritrade Holding Corp.	142	8,400
Unum Group	132	6,287
Wintrust Financial Corp.	85	7,343
		206,995
Health Care 6.7%
AmerisourceBergen Corp.	59	5,101
Cotiviti Holdings Inc. (b)	71	2,461
Dentsply Sirona Inc.	82	4,104
Lifepoint Health Inc. (b)	82	3,864
Mylan NV (b)	164	6,735
PerkinElmer Inc.	67	5,092
Premier Inc. - Class A (b)	130	4,067
Quest Diagnostics Inc.	67	6,668
Steris Plc	82	7,641
Universal Health Services Inc. - Class B	61	7,226
Zimmer Biomet Holdings Inc.	84	9,124
		62,083
Industrials 13.3%
Alaska Air Group Inc.	58	3,589
Brenntag AG	62	3,683
Clean Harbors Inc. (b)	137	6,663
Delta Air Lines Inc.	161	8,851
Eaton Corp. Plc	111	8,850
Gates Industrial Corp. Plc (a) (b)	274	4,804
Harris Corp.	51	8,200
HD Supply Holdings Inc. (b)	232	8,791
ITT Inc.	117	5,722
Kansas City Southern	64	7,083
KBR Inc.	324	5,243
L3 Technologies Inc.	55	11,396
NOW Inc. (a) (b)	245	2,507
Owens Corning Inc.	82	6,609
Regal-Beloit Corp.	68	4,999
Schneider National Inc. - Class B (a)	109	2,838
Sensata Technologies Holding Plc (b)	128	6,638
Stanley Black & Decker Inc.	71	10,933
Univar Inc. (b)	221	6,132
		123,531
Information Technology 11.4%
Amdocs Ltd.	124	8,303
Analog Devices Inc.	94	8,576
Check Point Software Technologies Ltd. (b)	60	5,935
Fidelity National Information Services Inc.	102	9,778
First Data Corp. - Class A (b)	367	5,873
Global Payments Inc.	57	6,311
Keysight Technologies Inc. (b)	142	7,461
Leidos Holdings Inc.	100	6,568
Marvell Technology Group Ltd. (a)	206	4,318
Maxim Integrated Products Inc.	136	8,162
Motorola Solutions Inc.	68	7,161
NCR Corp. (b)	173	5,459
Nice Ltd. - ADR (b)	67	6,277
TE Connectivity Ltd.	64	6,438
Verint Systems Inc. (b)	69	2,955
Xerox Corp.	230	6,629
		106,204
Materials 6.3%
Axalta Coating Systems Ltd. (b)	197	5,933
Berry Global Group Inc. (b)	153	8,390
Celanese Corp. - Class A	78	7,768
Eastman Chemical Co.	92	9,695
Graphic Packaging Holding Co.	429	6,588
PPG Industries Inc.	64	7,174
RPM International Inc.	153	7,305
Sealed Air Corp.	124	5,299
		58,152
Real Estate 5.9%
Brixmor Property Group Inc.	382	5,831
EPR Properties	103	5,702
Life Storage Inc.	112	9,373

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Medical Properties Trust Inc.	640	8,319
Mid-America Apartment Communities Inc.	76	6,978
Realogy Holdings Corp. (a)	127	3,469
Sun Communities Inc.	70	6,355
Washington Prime Group Inc. (a)	440	2,937
Weyerhaeuser Co.	152	5,333
		54,297
Utilities 8.3%
AES Corp.	392	4,458
CMS Energy Corp.	179	8,091
DTE Energy Co.	83	8,648
Eversource Energy	132	7,751
FirstEnergy Corp.	147	5,014
NiSource Inc.	211	5,051
Pinnacle West Capital Corp.	95	7,617
Public Service Enterprise Group Inc.	190	9,561
Sempra Energy	62	6,849
Southern Co.	166	7,427
WEC Energy Group Inc.	98	6,116
		76,583
Total Common Stocks (cost $869,197)		917,985
SHORT TERM INVESTMENTS 2.4%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	7,275	7,275
Securities Lending Collateral 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	14,654	14,654
Total Short Term Investments (cost $21,929)		21,929
Total Investments 101.4% (cost $891,126)		939,914
Other Assets and Liabilities, Net (1.4)%		(12,569)
Total Net Assets 100.0%		927,345

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund (a)
COMMON STOCKS 39.3%
Consumer Discretionary 7.3%
Aaron's Inc.	33	1,556
AMC Networks Inc. - Class A (b)	16	812
AmRest Holdings SE (b)	7	906
Best Buy Co. Inc. (c)	14	1,001
BK Brasil Operacao e Assessoria a Restaurantes SA (b)	73	354
China Meidong Auto Holdings Ltd.	2,222	905
Clear Channel Outdoor Holdings Inc. - Class A	18	90
Dana Holding Corp.	22	580
Deckers Outdoor Corp. (b)	17	1,558
Delphi Technologies Plc	4	167
Dillard's Inc. - Class A	17	1,390
Discovery Communications Inc. - Class C (b)	17	325
DP Eurasia NV (b)	172	485
Expedia Inc.	20	2,172
Extended Stay America Inc. - Class B	12	231
Gap Inc. (c)	32	995
GCI Liberty Inc. - Class A (b)	6	333
H&R Block Inc.	45	1,156
Hyatt Hotels Corp. - Class A	2	145
Italiaonline SpA	33	117
JD.com Inc. - Class A - ADR (b)	9	360
John Wiley & Sons Inc. - Class A	7	478
KB Home	43	1,223
Kohl's Corp. (c)	37	2,430
Lear Corp. (c)	3	521
Liberty Expedia Holdings Inc. - Class A (b)	18	695
Liberty Interactive Corp. QVC Group - Class A (b)	60	1,500
Liberty Latin America Ltd. - Class C (b)	83	1,581
Macy's Inc. (c)	72	2,147
Mavi Jeans (b)	90	1,246
Michael Kors Holdings Ltd. (b)	22	1,353
Naspers Ltd. - Class N	37	9,079
NVR Inc. (b) (c)	—	1,008
Pinnacle Entertainment Inc. (b)	38	1,142
Ralph Lauren Corp. - Class A (c)	18	2,057
Rent-A-Center Inc. (c)	38	326
Royal Caribbean Cruises Ltd.	15	1,719
Stars Group Inc. (b)	7	179
Target Corp. (c)	29	2,007
Time Warner Inc. (c)	122	11,578
Toll Brothers Inc.	19	843
Tribune Media Co. - Class A	50	2,027
Tupy SA	130	670
Twenty-First Century Fox Inc. - Class A (d)	41	1,491
Twenty-First Century Fox Inc. - Class B	148	5,387
Urban Outfitters Inc. (b)	6	237
Viacom Inc. - Class B	14	438
Videocon d2h Ltd. - ADR (b)	329	2,702
Vipshop Holdings Ltd. - ADR (b)	60	994
Visteon Corp. (b)	8	915
Westlife Development Ltd. (b)	27	135
WPP Plc	128	2,037
Wynn Resorts Ltd.	3	475
		76,258
Consumer Staples 1.9%
Adecoagro SA (b) (c)	147	1,107
Boston Beer Co. Inc. - Class A (b)	1	255
Clover Industries Ltd.	597	832
ConAgra Brands Inc.	10	361
Darling Ingredients Inc. (b)	15	259
Dr. Pepper Snapple Group Inc. (d)	46	5,478
Eastern Tobacco Co.	23	763
Gruma SAB de CV - Class B	65	740
Heineken NV	5	546
Herbalife Ltd. (b)	2	146
Jeronimo Martins SGPS SA	43	778
KT&G Corp.	10	927
Migros Ticaret AS (b)	122	735
Minerva SA	688	1,569
	Shares/Par[1]	Value ($)
Nu Skin Enterprises Inc. - Class A (c)	13	951
Philip Morris International Inc.	10	959
Rite Aid Corp. (b)	5	9
Sanderson Farms Inc. (c)	12	1,476
Unilever NV - CVA	15	830
US Foods Holding Corp. (b)	4	138
Walmart Inc. (c)	11	952
WH Group Ltd.	340	364
		20,175
Energy 2.7%
Alta Mesa Resources Inc. - Class A (b)	17	138
Archrock Partners LP	56	679
Berry Petroleum Co. (b)	2	14
Cairn Energy Plc (b)	199	579
CNX Resources Corp. (b)	9	137
Columbia Pipeline Group Inc. (b) (e) (f) (g)	42	1,062
ConocoPhillips Co. (c)	40	2,378
CONSOL Energy Inc. (b)	6	165
Devon Energy Corp.	19	610
Diamond Offshore Drilling Inc. (b)	48	699
Enerplus Corp.	166	1,866
Gazprom OAO Via Gaz Capital SA - ADR	107	522
Geopark Ltd. (b)	71	885
HollyFrontier Corp.	17	831
Kinder Morgan Inc.	103	1,547
Kosmos Energy Ltd. (b)	93	588
Lukoil PJSC - ADR	28	1,989
Marathon Oil Corp. (c)	125	2,011
Marathon Petroleum Corp.	28	2,018
Murphy Oil Corp. (c)	76	1,977
Noble Corp. Plc (b)	125	463
Occidental Petroleum Corp.	1	60
Ophir Energy Plc (b)	428	317
Petronet LNG Ltd.	88	315
Rosneft OAO - GDR	48	263
Rowan Cos. Plc - Class A (b)	67	771
Tatneft PJSC - ADR (h)	7	415
Unit Corp. (b)	16	324
Valero Energy Corp. (c)	21	1,995
Vista Oil & Gas SAB de CV - Class A (b) (h)	69	679
Whiting Petroleum Corp. (b)	39	1,316
YPF SA - Class D - ADR	40	873
		28,486
Financials 7.4%
Abu Dhabi Commercial Bank PJSC	354	634
Akbank T.A.S.	484	1,181
Ally Financial Inc.	72	1,954
American Equity Investment Life Holding Co.	20	590
American Express Co.	15	1,387
American International Group Inc. (c)	83	4,534
Ameriprise Financial Inc.	13	1,968
Aon Plc - Class A (c)	28	3,943
Assured Guaranty Ltd.	9	329
Avista Healthcare Public Acquisition Corp. - Class A (b)	132	1,317
Banco del Bajio SA - Class O (b)	221	473
Banco Macro SA - Class B - ADR	3	340
Bank Danamon Indonesia Tbk PT - Class A	819	412
Bank of America Corp. (c)	139	4,167
Bank Rakyat Indonesia Persero Tbk PT	4,665	1,221
Big Rock Partners Acquisition Corp. (b)	61	594
Bison Capital Acquisition Corp. (b)	58	575
Black Ridge Acquisition Corp. (b)	45	434
Bolsa Mexicana de Valores SAB de CV - Class A	453	866
Capitec Bank Holdings Ltd.	8	626
China Construction Bank Corp. - Class H	1,095	1,141
CIT Group Inc.	68	3,484
Citigroup Inc. (c)	52	3,505
Citizens Financial Group Inc.	30	1,251
CM Seven Star Acquisition Corp. (b)	131	1,273
Comerica Inc.	10	959
Credito Real SAB de CV SOFOM ER (h)	673	968
DB Insurance Co. Ltd.	4	228
DBS Group Holdings Ltd.	41	881

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
DGB Financial Group Inc.	50	548
Ditech Holding Corp. (b)	2	16
Federal Street Acquisition Corp. - Class A (b)	15	141
Fifth Third Bancorp	35	1,114
FinTech Acquisition Corp. II (b)	135	1,339
First American Financial Corp.	5	317
Gentera SAB de CV (h)	750	547
GigCapital Inc. (b)	162	1,571
Groupe Bruxelles Lambert SA	24	2,742
Grupo Financiero Galicia SA - Class B - ADR	5	305
Grupo Supervielle SA - ADR	15	455
Hyundai Marine & Fire Insurance Co. Ltd.	7	243
Indiabulls Housing Finance Ltd.	22	417
Industrea Acquisition Corp. - Class A (b)	16	154
Industrial & Commercial Bank of China Ltd. - Class H	944	822
KB Financial Group Inc.	4	229
Leucadia National Corp.	130	2,948
Lincoln National Corp. (c)	27	1,965
LPL Financial Holdings Inc.	31	1,872
Meritz Fire & Marine Insurance Co. Ltd.	11	229
Modern Media Acquisition Corp. (b)	166	1,649
National Energy Services Reunited Corp. (b)	109	1,084
Nelnet Inc. - Class A	23	1,216
OTP Bank Plc	19	853
Pensare Acquisition Corp. (b)	91	886
Ping An Insurance Group Co. of China Ltd. - Class H	66	681
Santander Consumer USA Holdings Inc.	11	184
Sberbank of Russia - ADR (h)	141	2,636
Shinhan Financial Group Co. Ltd.	9	400
Sul America SA	177	1,179
TCF Financial Corp.	6	137
Tiberius Acquisition Corp. (b)	135	1,348
Turkiye Sinai Kalkinma Bankasi A/S	1,231	476
United Overseas Bank Ltd.	18	382
Waddell & Reed Financial Inc. - Class A	43	861
WL Ross Holding Corp. (b) (e) (g) (i)	13	87
WLRS Fund I LLC (b) (e) (g) (i)	—	56
XL Group Ltd.	52	2,877
Yapi ve Kredi Bankasi A/S (b)	235	267
Yes Bank Ltd.	74	350
		76,818
Health Care 2.5%
AbbVie Inc.	20	1,912
Ablynx NV - ADR (b)	5	270
Aetna Inc.	7	1,165
Almost Family Inc. (b)	4	214
Amgen Inc.	12	1,978
Anthem Inc. (c)	2	439
Aurobindo Pharma Ltd.	32	273
Biogen Inc. (b)	8	2,070
Centene Corp. (b)	11	1,186
DaVita Inc. (b)	8	508
Encompass Health Corp.	24	1,355
Endo International Plc (b)	87	517
Gilead Sciences Inc. (c)	20	1,485
Haemonetics Corp. (b)	10	717
Humana Inc.	5	1,452
Ionis Pharmaceuticals Inc. (b)	10	436
Laboratory Corp. of America Holdings (b)	4	687
Mylan NV (b)	62	2,569
Perrigo Co. Plc	5	375
Qualicorp SA	198	1,342
Tenet Healthcare Corp. (b)	15	361
Thermo Fisher Scientific Inc.	9	1,809
United Therapeutics Corp. (b) (c)	8	910
Vertex Pharmaceuticals Inc. (b) (c)	9	1,524
WellCare Health Plans Inc. (b)	2	465
		26,019
Industrials 4.0%
Air Lease Corp. - Class A	42	1,784
Allison Transmission Holdings Inc.	53	2,074
Arconic Inc.	128	2,948
Avis Budget Group Inc. (b)	13	595
BEST Inc. - ADS (b) (h)	102	1,053
	Shares/Par[1]	Value ($)
BOC Aviation Ltd.	70	418
Boeing Co. (c)	7	2,420
Copa Holdings SA - Class A	10	1,351
Cummins Inc. (c)	5	794
Esterline Technologies Corp. (b) (i)	14	1,032
Hanwha Corp.	18	659
Hyundai Heavy Industries Co. Ltd. (b)	3	413
Jardine Strategic Holdings Ltd.	17	668
Korea Aerospace Industries Ltd.	3	156
LG Corp.	7	593
Manpower Inc.	16	1,899
Meggitt Plc	327	1,990
Movida Participacoes SA	229	498
MSA Safety Inc.	9	774
Nexeo Solutions Inc. (b) (g) (i)	95	1,022
Orbital ATK Inc. (c)	37	4,931
Owens Corning Inc.	5	410
Regal-Beloit Corp. (c)	1	81
Rockwell Collins Inc. (c)	55	7,447
Spirit Aerosystems Holdings Inc. - Class A	2	151
United Rentals Inc. (b)	1	104
United Technologies Corp. (c)	33	4,186
Waberer's International Zrt. (b) (g)	48	789
Werner Enterprises Inc.	16	577
		41,817
Information Technology 7.4%
Alibaba Group Holding Ltd. - ADS (b)	10	1,903
Alphabet Inc. - Class A (b)	2	2,205
Alphabet Inc. - Class C (b)	2	2,208
Analog Devices Inc. (c)	29	2,681
Baidu.com - Class A - ADR (b)	14	3,109
Broadcom Ltd.	2	367
Cadence Design Systems Inc. (b) (c)	8	279
Cavium Inc. (b)	20	1,565
Cisco Systems Inc.	52	2,227
Compeq Manufacturing Co. Ltd.	282	295
Dell Technologies Inc. - Class V (b)	12	893
eBay Inc. (b)	16	644
Facebook Inc. - Class A (b)	12	1,991
First Solar Inc. (b)	14	1,029
Fortinet Inc. (b)	18	981
Hon Hai Precision Industry Co. Ltd.	126	394
HP Inc.	31	688
IAC/InterActiveCorp. (b)	7	1,032
Infosys Ltd.	22	386
InterDigital Inc.	17	1,236
Lam Research Corp.	2	408
MasterCard Inc. - Class A	1	131
Micron Technology Inc. (b) (c)	60	3,159
Microsemi Corp. (b)	82	5,317
Microsoft Corp. (c)	48	4,385
Momo Inc. - ADR (b)	19	705
MoneyGram International Inc. (b)	26	227
Motorola Solutions Inc.	10	1,106
NCSoft Corp.	1	283
NetApp Inc.	26	1,635
NXP Semiconductors NV (b)	107	12,499
Oracle Corp. (c)	119	5,448
Orbotech Ltd. (b)	38	2,351
Pegatron Corp.	592	1,493
Primax Electronics Ltd.	437	977
QUALCOMM Inc.	12	649
Red Hat Inc. (b)	2	359
SFA Engineering Corp.	16	528
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	16	697
TE Connectivity Ltd.	34	3,432
Tencent Holdings Ltd. - ADR (h)	29	1,547
Teradata Corp. (b) (c)	10	385
Teradyne Inc.	4	197
Total System Services Inc.	15	1,320
VeriSign Inc. (b) (c)	3	391
Western Digital Corp. (c)	11	956
		76,698

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Materials 2.9%
Alcoa Corp. (b)	8	355
ALPEK SA de CV - Class I (h)	792	1,101
Axalta Coating Systems Ltd. (b)	26	790
Barrick Gold Corp.	6	72
Cemex SAB de CV - ADR (b)	100	663
CF Industries Holdings Inc.	53	2,007
Cleveland-Cliffs Inc. (b)	39	270
Domtar Corp.	27	1,161
DowDuPont Inc.	—	6
Freeport-McMoRan Inc. - Class B (b) (c)	42	733
Glencore Plc	253	1,250
Huntsman Corp. (c) (d)	154	4,496
Ivanhoe Mines Ltd. - Class A (b)	133	281
Louisiana-Pacific Corp. (c)	59	1,706
Lundin Mining Corp.	166	1,090
LyondellBasell Industries NV - Class A	1	127
MMC Norilsk Nickel - ADR	37	686
Monsanto Co. (c)	58	6,802
Newmont Mining Corp.	15	602
Norbord Inc.	18	650
Owens-Illinois Inc. (b)	90	1,938
Petra Diamonds Ltd. (b) (h)	560	517
Syrah Resources Ltd. (b)	185	460
Teck Resources Ltd. - Class B	30	783
United States Steel Corp.	11	388
Vale SA - ADR	54	686
Valencia Bidco LLC (b) (j)	188	214
West China Cement Ltd. (b)	3,680	703
		30,537
Real Estate 1.9%
Atrium European Real Estate Ltd.	270	1,330
CFE Capital S de RL de CV (b)	516	540
CoreCivic Inc.	14	277
Coresite Realty Corp.	5	471
CubeSmart	63	1,777
DCT Industrial Trust Inc.	16	885
EastGroup Properties Inc.	11	951
Emaar Malls Group PJSC	1,202	703
Equity Lifestyle Properties Inc.	23	1,984
Extra Space Storage Inc.	24	2,070
Filinvest Land Inc.	12,848	407
GGP Inc. (d)	140	2,855
Jones Lang LaSalle Inc. (c)	12	2,035
National Health Investors Inc.	10	653
Park Hotels & Resorts Inc.	10	270
Realogy Holdings Corp.	22	611
SBA Communications Corp. (b) (c)	12	2,051
		19,870
Telecommunication Services 0.9%
Bharti Airtel Ltd.	51	314
CenturyLink Inc. (d)	28	453
China Mobile Ltd. - ADR	53	2,425
Jasmine Broadband Internet Infrastructure Fund	2,575	965
KT Corp. - ADR (c)	103	1,416
LG Uplus Corp.	88	1,022
Mobile Telesystems PJSC - ADR	49	559
Telkom SA Ltd.	187	840
T-Mobile US Inc. (b)	10	600
VEON Ltd. - ADR	154	407
		9,001
Utilities 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	34	360
Dynegy Inc. (b)	49	660
FirstEnergy Corp.	6	211
Gujarat State Petronet Ltd.	340	994
NRG Energy Inc.	5	162
Pampa Energia SA - ADR (b) (h)	11	652
PG&E Corp.	27	1,206
		4,245
Total Common Stocks (cost $384,565)		409,924
	Shares/Par[1]	Value ($)
PREFERRED STOCKS 1.3%
Consumer Discretionary 0.1%
Porsche Automobil Holding SE (k)	13	1,091
Energy 0.1%
Berry Petroleum Co. (b)	—	—
Berry Petroleum Corp. - Series A (b)	2	20
Petroleo Brasileiro SA (b) (k)	72	470
Sanchez Energy Corp., 6.50% (k) (l)	7	112
Sanchez Energy Corp. - Series A, 4.88% (k) (l)	11	169
Surgutneftegas OAO	330	171
		942
Financials 0.2%
Ditech Holding Corp. (b) (k) (l) (m)	—	40
Itau Unibanco Holding SA (k)	46	721
Mandatory Exchangeable Trust, 5.75%, 06/03/19 (k)	4	914
Sberbank of Russia	154	574
Virtus Investment Partners Inc. - Series D, 7.25%, 02/01/20 (c) (k)	2	193
		2,442
Industrials 0.1%
Azul SA (b)	83	970
Information Technology 0.6%
Samsung Electronics Co. Ltd.	3	6,537
Real Estate 0.1%
Colony NorthStar Inc. - Series E, 8.75%, (callable at 25 beginning 05/15/19) (l)	24	590
Colony NorthStar Inc. - Series B, 8.25%, (callable at 25 beginning 05/14/18) (l)	20	501
		1,091
Utilities 0.1%
Cia Paranaense de Energia - Series B	47	372
Total Preferred Stocks (cost $11,799)		13,445
RIGHTS 0.0%
Big Rock Partners Acquisition Corp. (b)	61	21
Bison Capital Acquisition Corp. (b)	58	23
Black Ridge Acquisition Corp. (b)	45	13
CM Seven Star Acquisition Corp. (b)	131	42
GigCapital Inc. (b)	162	58
Modern Media Acquisition Corp. (b)	166	65
Nexstar Broadcasting Inc. (b) (j)	127	13
Pensare Acquisition Corp. (b)	91	41
Vista Oil & Gas SAB de CV (b) (j)	34	—
Total Rights (cost $245)		276
WARRANTS 0.0%
Big Rock Partners Acquisition Corp. (b)	30	10
Bison Capital Acquisition Corp. (b)	29	12
Black Ridge Acquisition Corp. (b)	45	16
CM Seven Star Acquisition Corp. (b)	65	23
Ditech Holding Corp. (b) (e) (g)	2	9
Ditech Holding Corp. (b) (e) (g)	3	13
Federal Street Acquisition Corp. (b)	7	8
GigCapital Inc. (b)	121	57
Modern Media Acquisition Corp. (b)	83	43
Pensare Acquisition Corp. (b)	46	23
TORM A/S (b) (e)	4	—
Urbi Desarrollos Urbanos SAB de CV (b) (e)	14	3
Vista Oil & Gas SAB de CV (b) (g)	32	10
Total Warrants (cost $219)		227
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.0%
Aames Mortgage Investment Trust
Series 2005-M6-1, REMIC, 3.18%, (1M US LIBOR + 1.31%), 06/25/35 (n)	380	294
Adjustable Rate Mortgage Trust
Series 2004-CB1-2, REMIC, 3.02%, (1M US LIBOR + 1.15%), 02/25/35 (n)	460	378
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (o)	134	137
Applebee's Funding LLC
Series 2014-A2-1, 4.28%, 09/05/21 (o)	547	537
Avis Budget Rental Car Funding AESOP LLC
Series 2017-A-2A, 2.97%, 03/20/23 (o)	230	225

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 2.09%, 07/27/27 (n) (o)	1,090	916
Chevy Chase Funding LLC Mortgage Backed-Certificates
Series 2004-B1-2A, REMIC, 2.06%, 05/25/35 (n) (o)	429	339
CHL Mortgage Pass-Through Trust
Series 2005-2A1-9, REMIC, 2.31%, (1M US LIBOR + 0.44%), 05/25/35 (n)	64	52
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 3.37%, (1M US LIBOR + 1.75%), 02/25/23 (n) (o)	600	608
Citicorp Residential Mortgage Trust
Series 2007-M1-1, REMIC, 5.48%, 03/25/37 (p)	370	381
Conseco Financial Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	393	400
Countrywide Asset-Backed Certificates
Series 2003-3A-2, REMIC, 2.37%, (1M US LIBOR + 0.50%), 08/26/33 (n)	185	177
Fannie Mae Connecticut Avenue Securities
Series 2015-2M2-C03, 6.87%, (1M US LIBOR + 5.00%), 07/25/25 (n) (o)	150	167
Series 2016-1M2-C04, 6.12%, (1M US LIBOR + 4.25%), 01/25/29 (n) (o)	260	294
Series 2017-1M2-C01, 5.42%, (1M US LIBOR + 3.55%), 07/25/29 (n) (o)	530	573
Series 2017-1B1-C01, 7.62%, (1M US LIBOR + 5.75%), 07/25/29 (n) (o)	270	314
GreenPoint Mortgage Funding Trust
Series 2005-2A1-AR5, REMIC, 2.43%, (1M US LIBOR + 0.28%), 11/25/45 (n)	598	458
Hertz Vehicle Financing II LP
Series 2015-B-1A, 3.52%, 03/25/21 (o)	210	210
Hertz Vehicle Financing LLC
Series 2016-C-1A, 4.75%, 03/25/19 (o)	350	350
Series 2017-B-1A, 3.56%, 10/25/20 (o)	370	370
Series 2017-C-1A, 5.27%, 10/25/20 (o)	250	255
Series 2018-A-1A, 3.29%, 02/25/23 (o)	230	227
IndyMac IMSC Mortgage Loan Trust
Series 2007-A22-HOA1, REMIC, 2.05%, (1M US LIBOR + 0.18%), 07/25/37 (n)	346	257
Miran Mid-Atlantic Pass-Through Trust
Series 2001-C, 10.06%, 12/30/28	136	136
Nelnet Student Loan Trust
Series 2008-A4-4, 3.23%, (3M US LIBOR + 1.48%), 04/25/24 (n)	136	136
RAMP Trust
Series 2006-M1-RZ3, REMIC, 2.22%, (1M US LIBOR + 0.35%), 08/25/36 (n)	350	340
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (o) (p)	394	387
SLM Student Loan Trust
Series 2008-A4-6, 2.85%, (3M US LIBOR + 1.10%), 07/25/23 (n)	166	167
Series 2008-A4-5, 3.45%, (3M US LIBOR + 1.70%), 07/25/23 (n)	113	116
Wachovia Bank Commercial Mortgage Trust
Series 2007-AJ-C33, REMIC, 6.01%, 02/15/51 (n)	1,110	1,105
Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,792)		10,306
CORPORATE BONDS AND NOTES 20.2%
Consumer Discretionary 2.7%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (o)	70	67
AA Bond Co. Ltd.
5.50%, 07/31/22, GBP	101	129
Altice SA
7.75%, 05/15/22 (o)	1,314	1,222
Amazon.com Inc.
4.95%, 12/05/44	40	45
4.05%, 08/22/47 (o)	670	669
4.25%, 08/22/57 (o)	930	930
	Shares/Par[1]	Value ($)
American Axle & Manufacturing Inc.
6.63%, 10/15/22	80	83
Carriage Services Inc.
2.75%, 03/15/21 (c) (k)	685	898
CCO Holdings LLC
5.38%, 05/01/25 (o)	70	69
5.75%, 02/15/26 (o)	10	10
5.13%, 05/01/27 (o)	1,840	1,744
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (o)	398	405
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (o)	1,207	1,206
Charter Communications Operating LLC
4.20%, 03/15/28	220	210
6.83%, 10/23/55	380	440
Chegg Inc.
0.25%, 05/15/23 (k)	672	689
China Lodging Group Ltd.
0.38%, 11/01/22 (c) (k)	533	565
CRC Escrow Issuer LLC
5.25%, 10/15/25 (o)	1,806	1,731
CSC Holdings LLC
5.25%, 06/01/24	910	865
Ctrip.com International Ltd.
1.25%, 09/15/22 (c) (k)	993	1,034
DISH DBS Corp.
4.25%, 04/01/18	1,105	1,105
7.88%, 09/01/19	50	52
6.75%, 06/01/21	50	51
Dollar Tree Inc.
5.75%, 03/01/23	100	105
Goodyear Tire & Rubber Co.
5.00%, 05/31/26	110	107
Great Canadian Gaming Corp.
6.63%, 07/25/22, CAD (o)	1,460	1,166
Hanesbrands Inc.
4.63%, 05/15/24 (o)	80	78
Horizon Global Corp.
2.75%, 07/01/22 (c) (k)	523	429
Liberty Interactive LLC
4.00%, 11/15/29 (c) (k)	1,548	1,090
Liberty Media Corp.
1.00%, 01/30/23 (c) (k)	449	471
3.75%, 02/15/30 (c) (k)	1,371	949
Live Nation Entertainment Inc.
2.50%, 03/15/23 (c) (k) (o)	887	895
LTF Merger Sub Inc.
8.50%, 06/15/23 (o)	560	586
Masaria Investments SAU
5.25%, (3M EU EURIBOR + 5.25%), 09/15/24, EUR (n)	1,410	1,737
MGM Resorts International
6.63%, 12/15/21	530	571
Myriad International Holdings BV
4.85%, 07/06/27 (o)	350	356
Netflix Inc.
5.50%, 02/15/22	30	31
5.88%, 02/15/25	80	84
Numericable - SFR SA
7.38%, 05/01/26 (o)	984	937
Numericable Group SA
6.00%, 05/15/22 (o)	1,060	1,036
6.25%, 05/15/24 (o)	200	189
Restoration Hardware Holdings Inc.
0.00%, 06/15/19 (c) (k) (m)	631	661
Schaeffler Verwaltung Zwei GmbH
5.50%, 09/15/26 (o) (q)	200	193
Scientific Games International Inc.
10.00%, 12/01/22	749	808
Tesla Inc.
2.38%, 03/15/22 (c) (k)	448	469
Tesla Motors Inc.
0.25%, 03/01/19 (k)	620	618
Time Warner Cable Inc.
7.30%, 07/01/38	20	24

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Tribune Media Co.
5.88%, 07/15/22	87	88
Unitymedia GmbH
3.75%, 01/15/27, EUR	130	168
Vipshop Holdings Ltd.
1.50%, 03/15/19 (c) (k)	113	122
Wayfair Inc.
0.38%, 09/01/22 (c) (k) (o)	360	342
William Lyon Homes Inc.
5.88%, 01/31/25	70	68
		28,597
Consumer Staples 0.9%
BAT Capital Corp.
3.56%, 08/15/27 (o)	220	211
4.54%, 08/15/47 (o)	260	257
Constellation Brands Inc.
4.75%, 11/15/24	90	95
Cott Holdings Inc.
5.50%, 04/01/25 (o)	40	40
CVS Health Corp.
4.78%, 03/25/38	140	142
5.05%, 03/25/48	700	735
Herbalife Ltd.
2.00%, 08/15/19 (c) (k)	1,122	1,359
2.63%, 03/15/24 (c) (k) (o)	673	675
HRG Group Inc.
7.75%, 01/15/22	2,538	2,639
Kraft Heinz Foods Co.
4.13%, 07/01/27, GBP	280	425
5.20%, 07/15/45	60	61
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (o)	40	40
Pilgrim's Pride Corp.
5.75%, 03/15/25 (o)	570	554
5.88%, 09/30/27 (o)	590	555
Rite Aid Corp.
6.75%, 06/15/21	135	138
6.13%, 04/01/23 (o)	1,140	1,150
		9,076
Energy 2.2%
Alta Mesa Holdings LP
7.88%, 12/15/24	222	232
Anadarko Petroleum Corp.
3.45%, 07/15/24	50	48
5.55%, 03/15/26	80	87
4.50%, 07/15/44	100	96
Apache Corp.
4.75%, 04/15/43	490	483
Blue Racer Midstream LLC
6.13%, 11/15/22 (o)	110	112
Calfrac Holdings LP
7.50%, 12/01/20 (o)	160	158
Cheniere Energy Inc.
4.25%, 03/15/45 (c) (k)	445	345
Chesapeake Energy Corp.
5.75%, 03/15/23	160	144
8.00%, 01/15/25 (o)	380	367
CITGO Holding Inc.
10.75%, 02/15/20 (o)	1,690	1,790
CONSOL Energy Inc.
8.00%, 04/01/23	500	529
DCP Midstream LLC
6.75%, 09/15/37 (o)	110	121
DCP Midstream LP
7.38%, (callable at 100 beginning 12/15/22) (l)	920	914
Devon Energy Corp.
5.85%, 12/15/25	190	216
5.00%, 06/15/45	50	53
Ecopetrol SA
5.88%, 09/18/23 - 05/28/45	470	485
4.13%, 01/16/25	370	360
5.38%, 06/26/26	320	333
Energy Ventures Gom LLC
11.00%, 02/15/23 (o)	238	239
	Shares/Par[1]	Value ($)
Enquest Plc
7.00%, 04/15/22 (o) (q)	423	378
Ensco Jersey Finance Ltd.
3.00%, 01/31/24 (c) (k)	443	356
Ensco Plc
8.00%, 01/31/24	37	36
Enterprise Products Operating LLC
5.38%, 02/15/78	70	67
EP Energy LLC
6.38%, 06/15/23	180	95
8.00%, 02/15/25 (o)	570	381
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (o)	1,500	1,422
Exxon Mobil Corp.
4.11%, 03/01/46	130	137
FTS International Inc.
6.25%, 05/01/22	339	341
Fugro NV
4.00%, 10/26/21, EUR (k)	900	1,039
Genesis Energy LP
6.75%, 08/01/22	110	113
Golar LNG Ltd.
2.75%, 02/15/22 (c) (k)	231	236
Green Plains Inc.
3.25%, 10/01/18 (c) (k)	2,110	2,181
Halliburton Co.
3.80%, 11/15/25	110	110
4.85%, 11/15/35	150	160
Kerr-McGee Corp.
6.95%, 07/01/24	120	138
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	60	59
4.25%, 09/01/24	60	60
Kinder Morgan Inc.
5.30%, 12/01/34	40	41
MEG Energy Corp.
7.00%, 03/31/24 (o)	70	58
MPLX LP
4.88%, 12/01/24 - 06/01/25	220	231
Nabors Industries Inc.
0.75%, 01/15/24 (c) (k)	134	100
Noble Energy Inc.
3.85%, 01/15/28	150	148
Oasis Petroleum Inc.
6.88%, 03/15/22	70	71
Occidental Petroleum Corp.
4.63%, 06/15/45	60	64
4.40%, 04/15/46	20	21
4.10%, 02/15/47	90	90
Parsley Energy LLC
5.63%, 10/15/27 (o)	594	591
PBF Holding Co. LLC
7.25%, 06/15/25	338	352
Petroleos Mexicanos
6.38%, 01/23/45	390	379
QEP Resources Inc.
5.25%, 05/01/23	30	29
Range Resources Corp.
5.88%, 07/01/22	50	50
4.88%, 05/15/25	100	93
Rockies Express Pipeline LLC
5.63%, 04/15/20 (o)	100	104
6.88%, 04/15/40 (o)	110	127
RSP Permian Inc.
6.63%, 10/01/22	20	21
Sanchez Energy Corp.
7.75%, 06/15/21	120	111
6.13%, 01/15/23	340	248
Schlumberger Holdings Corp.
4.00%, 12/21/25 (o)	280	284
SEACOR Holdings Inc.
3.00%, 11/15/28 (c) (k)	895	863
Seven Generations Energy Ltd.
5.38%, 09/30/25 (o)	60	57

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
SM Energy Co.
6.50%, 01/01/23	50	50
Southwestern Energy Co.
7.50%, 04/01/26	290	293
7.75%, 10/01/27	290	295
Summit Midstream Holdings LLC
5.50%, 08/15/22	30	29
Sunoco LP
4.88%, 01/15/23 (o)	620	599
Targa Resources Partners LP
4.25%, 11/15/23	270	259
Teekay Corp.
5.00%, 01/15/23 (c) (k) (o)	758	730
Teine Energy Ltd.
6.88%, 09/30/22 (o)	60	61
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	170	209
Transocean Inc.
0.50%, 01/30/23 (c) (k)	450	512
Tullow Oil Plc
7.00%, 03/01/25 (o)	1,395	1,395
Whiting Petroleum Corp.
6.25%, 04/01/23	50	51
6.63%, 01/15/26 (o)	130	131
Williams Cos. Inc.
8.75%, 03/15/32	140	187
WPX Energy Inc.
8.25%, 08/01/23	170	191
		23,546
Financials 6.0%
ABN AMRO Bank NV
4.75%, (callable at 100 begininng 09/22/27), EUR (l)	900	1,144
5.75%, (callable at 100 beginning 09/22/20), EUR (l)	600	805
AerCap Ireland Capital Ltd.
4.63%, 07/01/22	150	154
Algeco Scotsman Global Finance Plc
6.50%, 02/15/23, EUR (o)	730	898
Ally Financial Inc.
8.00%, 11/01/31	20	24
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	270	268
4.90%, 02/01/46	80	86
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (o)	790	822
BAC Capital Trust XIV
4.00%, (3M US LIBOR + 0.40%), (callable at 100 beginning 04/30/18) (l) (n)	1,540	1,322
Banco Bilbao Vizcaya Argentaria SA
5.88%, (callable at 100 beginning 05/24/22), EUR (l)	400	534
6.13%, (callable at 100 beginning 11/16/27) (k) (l)	200	194
8.88%, (callable at 100 beginning 04/14/21), EUR (l)	200	291
Banco Mercantil del Norte SA
6.88%, (callable at 100 beginning 07/06/22) (l) (o)	200	205
7.63%, (callable at 100 beginning 01/10/28) (l) (o)	200	213
Banco Santander SA
6.25%, (callable at 100 beginning 09/11/21), EUR (l)	500	678
Bank of America Corp.
6.10%, (callable at 100 beginning 03/17/25) (l)	50	53
6.25%, (callable at 100 beginning 09/05/24) (l)	250	265
4.25%, 10/22/26	280	282
Barclays Bank Plc
7.63%, 11/21/22	200	219
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (k) (l)	500	700
BNP Paribas SA
6.13%, (callable at 100 beginning 06/17/22), EUR (l)	260	363
7.38%, (callable at 100 beginning 08/19/25) (l) (o)	200	218
	Shares/Par[1]	Value ($)
BPCE SA
2.75%, 11/30/27, EUR (n)	500	657
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (l)	2,030	2,085
4.60%, 03/09/26	210	216
4.45%, 09/29/27	200	202
8.13%, 07/15/39	51	77
5.30%, 05/06/44	170	186
Compass Bank
3.88%, 04/10/25	280	274
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (l)	400	560
Cowen Inc.
3.00%, 12/15/22 (c) (k)	807	819
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (l)	250	344
8.13%, (callable at 100 beginning 12/23/25) (l) (o)	200	228
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	300	318
DAE Funding LLC
4.50%, 08/01/22 (o)	340	322
5.00%, 08/01/24 (o)	330	312
Danske Bank A/S
5.88%, (callable at 100 beginning 04/06/22), EUR (l)	460	631
Deutsche Bank AG
1.00%, 05/01/23 (c) (k)	1,350	1,381
Diamond 1 Finance Corp.
3.48%, 06/01/19 (o)	300	301
4.42%, 06/15/21 (o)	240	246
Ditech Holding Corp.
9.00%, 12/31/24 (q)	93	77
Element Financial Corp.
5.13%, 06/30/19, CAD (k)	1,772	1,332
4.25%, 06/30/20, CAD (k)	337	242
Encore Capital Group Inc.
2.88%, 03/15/21 (c) (k)	628	633
3.25%, 03/15/22 (c) (k)	1,701	1,984
EZCORP Inc.
2.13%, 06/15/19 (c) (k) (p)	1,687	1,771
2.88%, 07/01/24 (c) (k) (o)	135	199
Forest City Enterprises Inc.
4.25%, 08/15/18 (c) (k)	1,105	1,127
3.63%, 08/15/20 (c) (k)	596	614
General Electric Capital Corp.
5.88%, 01/14/38	100	116
6.88%, 01/10/39	130	168
Glencore Funding LLC
2.88%, 04/16/20 (o)	100	99
3.88%, 10/27/27 (o)	120	115
Goldman Sachs Capital II
4.00%, (3M US LIBOR + 0.77%), (callable at 100 beginning 05/14/18) (l) (n)	18	15
Goldman Sachs Capital III
4.00%, (3M US LIBOR + 0.77%), (callable at 100 beginning 05/14/18) (l) (n)	13	11
Goldman Sachs Group Inc.
4.25%, 10/21/25	70	70
6.75%, 10/01/37	190	239
5.15%, 05/22/45	490	529
4.75%, 10/21/45	60	64
GSV Capital Corp.
4.75%, 03/28/23 (j) (k)	180	180
HCI Group Inc.
4.25%, 03/01/37 (c) (k)	252	234
HSBC Holdings Plc
4.75%, (callable at 100 beginning 07/04/29), EUR (l)	920	1,177
6.25%, (callable at 100 beginning 03/23/23) (k) (l)	200	203
6.38%, (callable at 100 beginning 09/17/24) (k) (l)	200	204
6.50%, (callable at 100 beginning 03/23/28) (k) (l)	200	204
4.30%, 03/08/26	200	205

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
ING Groep NV
2.50%, 02/15/29, EUR (n)	300	386
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21), EUR (l)	500	669
7.75%, (callable at 100 beginning 01/11/27), EUR (l)	800	1,201
KBC Group NV
1.88%, 03/11/27, EUR (n)	300	381
KCA Deutag UK Finance Plc
9.88%, 04/01/22 (o)	597	624
Petrobras Global Finance BV
4.38%, 05/20/23	450	442
5.30%, 01/27/25 (o)	240	237
8.75%, 05/23/26	400	469
7.38%, 01/17/27	472	511
6.00%, 01/27/28 (o)	50	49
5.75%, 02/01/29	630	609
5.63%, 05/20/43	320	279
7.25%, 03/17/44	123	125
6.85%, 06/05/15	640	606
Petrobras International Finance Co.
6.75%, 01/27/41	140	136
Portfolio Recovery Associates Inc.
3.00%, 08/01/20 (c) (k)	1,237	1,199
PRA Group Inc.
3.50%, 06/01/23 (c) (k) (o)	1,070	1,144
Quicken Loans Inc.
5.75%, 05/01/25 (o)	80	80
5.25%, 01/15/28 (o)	1,100	1,030
Redwood Trust Inc.
4.75%, 08/15/23 (c) (k)	461	447
Royal Bank of Scotland Group Plc
5.13%, 05/28/24	1,930	1,968
RWT Holdings Inc.
5.63%, 11/15/19 (c) (k)	904	914
Santander UK Group Holdings Plc
5.63%, 09/15/45 (o)	200	221
Societe Generale SA
2.50%, 09/16/26, EUR (n)	500	645
Solera LLC
10.50%, 03/01/24 (o)	1,590	1,769
Springleaf Finance Corp.
6.88%, 03/15/25	1,220	1,224
Standard Chartered Plc
5.70%, 03/26/44 (o)	200	220
Stichting AK Rabobank Certificaten
6.50%, EUR (l) (p)	1,046	1,573
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (o)	300	329
Telenet Finance Luxembourg SARL
5.50%, 03/01/28 (o)	1,000	960
UBS Group AG
5.75%, (callable at 100 beginning 02/19/22), EUR (l)	200	274
6.88%, (callable at 100 beginning 08/07/25) (l)	1,080	1,136
7.00%, (callable at 100 beginning 02/19/25) (l)	200	215
UniCredit SpA
6.63%, (callable at 100 beginning 06/03/23), EUR (l)	890	1,187
Vantiv LLC
3.88%, 11/15/25, GBP (o)	880	1,216
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP	1,620	2,228
Viridian Group FinanceCo Plc
4.75%, 09/15/24, GBP	1,405	1,845
Wachovia Capital Trust III
5.57%, (3M US LIBOR + 0.93%), (callable at 100 beginning 05/14/18) (l) (n)	2,035	2,027
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (l)	101	106
3.55%, 09/29/25	120	118
4.30%, 07/22/27	290	292
4.65%, 11/04/44	120	121
4.40%, 06/14/46	180	175
	Shares/Par[1]	Value ($)
4.75%, 12/07/46	50	51
		62,147
Health Care 2.7%
Actavis Funding SCS
4.55%, 03/15/35	10	10
Alder Biopharmaceuticals Inc.
2.50%, 02/01/25 (c) (k)	539	497
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20 (c) (k)	888	892
Amicus Therapeutics Inc.
3.00%, 12/15/23 (c) (k)	1,405	3,610
Becton Dickinson & Co.
3.70%, 06/06/27	400	386
Cardinal Health Inc.
3.41%, 06/15/27	110	103
Catholic Health Initiatives
4.35%, 11/01/42	350	330
Centene Corp.
4.75%, 01/15/25	130	127
Corium International Inc.
5.00%, 03/15/25 (c) (k) (o)	450	442
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	50	51
5.13%, 07/15/24	10	10
DJO Finco LLC
8.13%, 06/15/21 (o)	300	302
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21 (o)	150	158
HCA Inc.
5.88%, 05/01/23	580	600
5.38%, 02/01/25	40	40
5.25%, 06/15/26	10	10
4.50%, 02/15/27	20	19
Impax Laboratories Inc.
2.00%, 06/15/22 (k)	2,092	2,081
Innoviva Inc.
2.50%, 08/15/25 (c) (k) (o)	242	283
Invacare Corp.
5.00%, 02/15/21 (c) (k)	1,474	1,840
Jazz Investments I Ltd.
1.50%, 08/15/24 (c) (k) (o)	443	434
Ligand Pharmaceuticals Inc.
0.75%, 08/15/19 (c) (k)	90	197
Medicines Co.
2.50%, 01/15/22 (c) (k)	672	774
2.75%, 07/15/23 (c) (k)	157	151
Nipro Corp.
0.00%, 01/29/21, JPY (k) (m)	60,000	650
NuVasive Inc.
2.25%, 03/15/21 (c) (k)	625	690
Pacira Pharmaceuticals Inc.
2.38%, 04/01/22 (k)	177	161
PDL BioPharma Inc.
2.75%, 12/01/21 (c) (k)	883	897
Quidel Corp.
3.25%, 12/15/20 (k)	260	447
Radius Health Inc.
3.00%, 09/01/24 (c) (k)	1,074	1,080
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (o)	841	877
Sarepta Therapeutics Inc.
1.50%, 11/15/24 (c) (k) (o)	448	558
Teladoc Inc.
3.00%, 12/15/22 (c) (k) (o)	450	534
Tenet Healthcare Corp.
7.50%, 01/01/22 (o)	760	800
8.13%, 04/01/22	420	438
Teva Pharmaceutical Finance III BV
3.15%, 10/01/26	70	56
THC Escrow Corp. III
5.13%, 05/01/25 (o)	650	624
7.00%, 08/01/25 (o)	240	236
Theravance Inc.
2.13%, 01/15/23 (c) (k)	1,266	1,359

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Universal Hospital Services Inc.
7.63%, 08/15/20	20	20
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (o)	150	151
6.75%, 08/15/21 (o)	290	291
6.50%, 03/15/22 (o)	30	31
5.50%, 03/01/23 - 11/01/25 (o)	650	618
5.88%, 05/15/23 (o)	980	866
7.00%, 03/15/24	597	622
6.13%, 04/15/25 (o)	1,730	1,491
9.00%, 12/15/25	538	535
9.25%, 04/01/26 (o)	570	568
		27,947
Industrials 1.2%
ADT Corp.
3.50%, 07/15/22	835	777
ANA Holdings Inc
0.00%, 09/16/22, JPY (k) (m)	50,000	484
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24 (c) (k)	45	54
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (o)	1,704	1,828
Bombardier Inc.
7.75%, 03/15/20 (o)	102	109
5.75%, 03/15/22 (o)	100	99
6.00%, 10/15/22 (o)	100	99
6.13%, 01/15/23 (o)	200	199
7.50%, 03/15/25 (o)	400	411
Chart Industries Inc.
1.00%, 11/15/24 (c) (k) (o)	446	523
International Lease Finance Corp.
6.25%, 05/15/19	80	83
Kaman Corp.
3.25%, 05/01/24 (c) (k) (o)	931	1,056
KAR Auction Services Inc.
5.13%, 06/01/25 (o)	830	826
Mirait Holdings Corp.
0.00%, 12/30/21, JPY (k) (m)	40,000	478
Navistar International Corp.
4.50%, 10/15/18 (c) (k)	624	640
4.75%, 04/15/19 (c) (k)	1,090	1,139
Ope Kag Finance Sub Inc.
7.88%, 07/31/23 (o)	1,102	1,130
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (o)	50	49
5.50%, 02/15/24 (o)	70	68
Team Inc.
5.00%, 08/01/23 (c) (k) (o)	559	552
Trinity Industries Inc.
3.88%, 06/01/36 (c) (k)	449	611
Tutor Perini Corp.
2.88%, 06/15/21 (c) (k)	797	841
United Rentals North America Inc.
5.75%, 11/15/24	120	125
5.88%, 09/15/26	70	73
XPO CNW Inc.
6.70%, 05/01/34	90	94
		12,348
Information Technology 1.4%
Apptio Inc.
0.88%, 04/01/23 (c) (k) (o)	477	468
Blackboard Inc.
9.75%, 10/15/21 (o)	816	694
CalAmp Corp.
1.63%, 05/15/20 (c) (k)	925	986
Carbonite Inc.
2.50%, 04/01/22 (c) (k)	442	574
CSG Systems International Inc.
4.25%, 03/15/36 (c) (k)	693	758
Cypress Semiconductor Corp.
4.50%, 01/15/22 (c) (k)	231	322
Envestnet Inc.
1.75%, 12/15/19 (c) (k)	224	246
	Shares/Par[1]	Value ($)
Everbridge Inc.
1.50%, 11/01/22 (c) (k)	225	282
HubSpot Inc.
0.25%, 06/01/22 (c) (k) (o)	179	230
Intel Corp.
3.25%, 08/01/39 (c) (k)	270	672
Knowles Corp.
3.25%, 11/01/21 (c) (k)	448	465
Microchip Technology Inc.
1.63%, 02/15/27 (c) (k)	838	996
Microsoft Corp.
3.30%, 02/06/27	350	347
3.70%, 08/08/46	90	88
Nutanix Inc.
0.00%, 01/15/23 (c) (k) (m) (o)	224	265
ON Semiconductor Corp.
1.00%, 12/01/20 (c) (k)	561	798
OSI Systems Inc.
1.25%, 09/01/22 (c) (k)	224	204
Palo Alto Networks Inc.
0.00%, 07/01/19 (c) (k) (m)	493	813
Q2 Holdings Inc.
0.75%, 02/15/23 (c) (k) (o)	622	636
ServiceNow Inc.
0.00%, 06/01/22 (c) (k) (m) (o)	269	356
Silicon Laboratories Inc.
1.38%, 03/01/22 (c) (k)	133	153
Veeco Instruments Inc.
2.70%, 01/15/23 (c) (k)	1,111	1,010
Verint Systems Inc.
1.50%, 06/01/21 (c) (k)	291	284
ViaSat Inc.
5.63%, 09/15/25	1,232	1,187
Vishay Intertechnology Inc.
2.25%, 11/15/40 - 05/15/41 (c) (k)	361	450
Weibo Corp.
1.25%, 11/15/22 (c) (k) (o)	619	724
Yandex NV
1.13%, 12/15/18 (c) (k)	416	420
		14,428
Materials 1.2%
AK Steel Corp.
5.00%, 11/15/19 (c) (k)	179	212
Anglo American Capital Plc
3.63%, 09/11/24 (o)	200	192
BHP Billiton Finance USA Ltd.
6.75%, 10/19/75 (n) (o)	200	224
Cemex SAB de CV
3.72%, 03/15/20 (c) (k)	627	647
Cleveland-Cliffs Inc.
1.50%, 01/15/25 (c) (k)	970	1,047
Cliffs Natural Resources Inc.
5.75%, 03/01/25 (o)	620	593
Endeavour Mining Corp.
3.00%, 02/15/23 (c) (k) (o)	422	445
First Majestic Silver Corp.
1.88%, 03/01/23 (c) (k) (o)	555	524
First Quantum Minerals Ltd.
7.00%, 02/15/21 (o)	600	602
6.88%, 03/01/26	1,012	960
KME AG
6.75%, 02/01/23, EUR (o)	608	757
Mitsubishi Chemical Holdings Corp.
0.00%, 03/30/22 - 03/29/24, JPY (k) (m)	80,000	798
Momentive Performance Materials Inc.
3.88%, 10/24/21	3,173	3,320
4.69%, 04/24/22	590	623
Solazyme Inc.
0.00%, 10/01/19 (b) (k) (r)	1,514	159
United States Steel Corp.
6.25%, 03/15/26	1,029	1,027
Yamana Gold Inc.
4.63%, 12/15/27 (o)	100	98
		12,228

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Real Estate 0.7%
American Residential Properties OP LP
3.25%, 11/15/18 (c) (k)	1,609	1,840
Colony NorthStar Inc.
3.88%, 01/15/21 (c) (k)	2,071	1,948
Iron Mountain Inc.
4.88%, 09/15/27 (o)	464	431
Starwood Property Trust Inc.
4.38%, 04/01/23 (c) (k)	232	233
Starwood Waypoint Residential Trust
3.00%, 07/01/19 (c) (k)	2,035	2,559
		7,011
Telecommunication Services 0.8%
Altice Finco SA
4.75%, 01/15/28, EUR	520	561
AT&T Inc.
4.90%, 08/14/37	110	111
5.30%, 08/14/58	180	181
CenturyLink Inc.
6.45%, 06/15/21	891	909
CSC Holdings LLC
10.13%, 01/15/23 (o)	980	1,088
Frontier Communications Corp.
6.25%, 09/15/21	350	307
Matterhorn Telecom SA
3.25%, (3M EU EURIBOR + 3.25%), 02/01/23, EUR (n)	197	243
Sprint Capital Corp.
8.75%, 03/15/32	850	889
Sprint Corp.
7.88%, 09/15/23	330	337
Sprint Nextel Corp.
11.50%, 11/15/21	60	70
Telesat Canada
8.88%, 11/15/24 (o)	741	813
T-Mobile USA Inc.
6.84%, 04/28/23	823	853
4.75%, 02/01/28	427	411
Verizon Communications Inc.
4.13%, 08/15/46	160	144
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (o)	200	194
Zayo Group LLC
6.00%, 04/01/23	528	543
5.75%, 01/15/27	609	595
		8,249
Utilities 0.4%
Calpine Corp.
5.25%, 06/01/26 (o)	100	96
Enel Finance International SA
6.00%, 10/07/39 (o)	150	176
FirstEnergy Corp.
3.90%, 07/15/27	320	314
7.38%, 11/15/31	460	607
GenOn Americas Generation LLC
0.00%, 05/01/31 (b) (r)	3,970	2,066
Kyushu Electric Power Co. Inc.
0.00%, 03/31/20 - 03/31/22, JPY (k) (m)	120,000	1,173
		4,432
Total Corporate Bonds And Notes (cost $207,087)		210,009
SENIOR LOAN INTERESTS 2.6%
Consumer Discretionary 0.9%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.90%, (3M LIBOR + 2.25%), 02/15/24 (n)	843	843
Term Loan B-3, 4.55%, (3M LIBOR + 2.25%), 02/15/24 (n)	544	544
American Axle & Manufacturing Inc.
Term Loan B, 4.13%, (3M LIBOR + 2.25%), 03/10/24 (n)	10	10
ARAMARK Services Inc.
Term Loan B-1, 3.88%, (3M LIBOR + 2.00%), 03/06/25 (n)	50	50
	Shares/Par[1]	Value ($)
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.63%, (3M LIBOR + 2.75%), 09/28/24 (n)	140	141
Charter Communications Operating LLC
Term Loan B, 3.88%, (3M LIBOR + 2.00%), 04/30/25 (n)	175	175
Golden Nugget Inc.
Incremental Term Loan, 4.90%, (3M LIBOR + 3.25%), 09/07/23 (n)	19	19
Incremental Term Loan, 5.04%, (3M LIBOR + 3.25%), 10/04/23 (n)	24	25
Hilton Worldwide Finance LLC
Term Loan B-2, 3.87%, (3M LIBOR + 2.00%), 10/25/23 (n)	169	170
Laureate Education Inc.
Term Loan B, 5.15%, (3M LIBOR + 3.50%), 04/19/24 (n)	426	427
LTF Merger Sub Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 06/22/22 (n)	1,643	1,644
MGM Growth Properies Operating Partnership LP
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 04/25/23 (n) (s)	30	30
Michaels Stores Inc.
Term Loan B-1, 4.40%, (3M LIBOR + 2.75%), 01/27/23 (n)	24	24
Term Loan B-1, 4.49%, (3M LIBOR + 2.75%), 01/27/23 (n)	9	9
Term Loan B-1, 4.57%, (3M LIBOR + 2.75%), 01/27/23 (n)	2	2
Neiman Marcus Group Inc.
Term Loan, 4.94%, (3M LIBOR + 3.25%), 10/25/20 (n)	1,080	931
Numericable Group SA
Term Loan B-12, 4.72%, (3M LIBOR + 3.00%), 01/31/26 (n)	90	87
Promotora de Informaciones SA
Term Loan 2, 2.60%, (3M LIBOR + 2.60%), 12/13/18, EUR (n)	3,189	3,820
Scientific Games International Inc.
Term Loan B-5, 4.63%, (3M LIBOR + 2.75%), 08/14/24 (n)	30	30
Term Loan B-5, 4.74%, (3M LIBOR + 2.75%), 08/14/24 (n)	127	127
Sinclair Television Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 12/11/24 (n) (s)	150	151
Socotec SA
Term Loan B, 3.75%, (3M LIBOR + 3.75%), 07/20/24, EUR (n)	280	345
Univision Communications Inc.
Term Loan C-5, 4.63%, (3M LIBOR + 2.75%), 03/15/24 (n)	179	176
		9,780
Consumer Staples 0.1%
Post Holdings Inc.
Incremental Term Loan, 3.65%, (3M LIBOR + 2.25%), 05/24/24 (n)	695	696
Energy 0.3%
California Resources Corp.
1st Lien Term Loan, 6.57%, (3M LIBOR + 4.75%), 11/08/22 (n)	1,233	1,250
Chesapeake Energy Corp.
Term Loan, 9.44%, (3M LIBOR + 7.50%), 08/16/21 (n)	506	537
Gavilan Resources LLC
2nd Lien Term Loan, 7.79%, (3M LIBOR + 6.00%), 02/24/24 (n)	1,900	1,901
TEX Operations Co. LLC
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 08/04/23 (n)	8	9
Term Loan C, 4.38%, (3M LIBOR + 2.50%), 08/04/23 (n)	2	2
		3,699

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Financials 0.5%
Avolon (Luxembourg) SARL
Term Loan B-2, 4.07%, (3M LIBOR + 2.25%), 01/20/23 (n)	179	179
Eircom Finco SARL
Term Loan B-6, 3.25%, (3M LIBOR + 3.25%), 05/31/22, EUR (n)	2,260	2,775
Level 3 Financing Inc.
Term Loan B, 4.11%, (3M LIBOR + 2.25%), 02/16/24 (n)	2,046	2,049
		5,003
Health Care 0.3%
Change Healthcare Holdings Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (n)	124	124
Envision Healthcare Corp.
Term Loan B, 4.88%, (3M LIBOR + 3.00%), 12/01/23 (n)	593	595
Jaguar Holding Co. II
Term Loan, 4.40%, (3M LIBOR + 2.75%), 08/18/22 (n)	95	95
Term Loan, 4.44%, (3M LIBOR + 2.75%), 08/18/22 (n)	105	105
Parexel International Corp.
Term Loan B, 4.40%, (3M LIBOR + 3.00%), 08/06/24 (n)	50	50
SAM Bidco SAS
Term Loan B, 5.09%, (1M LIBOR + 3.50%), 09/22/24 (n)	430	430
Term Loan, 8.50%, (3M LIBOR + 7.75%), 09/22/25, EUR (j) (n)	480	597
Unilabs Holding AB
Term Loan B-2, 3.00%, (3M LIBOR + 3.00%), 03/21/24, EUR (n)	510	620
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.50%), 03/13/22 (n)	50	50
		2,666
Industrials 0.0%
American Airlines Inc.
Term Loan B, 3.88%, (3M LIBOR + 2.00%), 06/26/20 (n)	80	80
Incremental Term Loan, 3.78%, (3M LIBOR + 2.00%), 12/14/23 (n)	79	79
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 05/02/22 (n)	169	170
Trans Union LLC
Term Loan B-3, 3.65%, (3M LIBOR + 2.00%), 04/09/23 (n)	84	84
XPO Logistics Inc.
Term Loan, 3.92%, (3M LIBOR + 2.00%), 02/23/25 (n)	109	109
		522
Information Technology 0.2%
Dell Inc.
1st Lien Term Loan, 3.65%, (3M LIBOR + 2.00%), 09/07/23 (n)	180	180
First Data Corp.
Term Loan, 4.12%, (1M LIBOR + 2.25%), 07/08/22 - 04/26/24 (n)	1,209	1,210
ON Semiconductor Corp.
1st Lien Term Loan, 3.65%, (3M LIBOR + 2.00%), 03/31/23 (n)	20	20
Switch Ltd.
Term Loan B, 3.90%, (3M LIBOR + 2.25%), 06/27/24 (n)	574	576
Western Digital Corp.
Term Loan B-3, 3.60%, (3M LIBOR + 2.00%), 04/29/23 (n)	50	50
		2,036
Materials 0.2%
American Builders & Contractors Supply Co. Inc.
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 10/31/23 (n)	159	159
	Shares/Par[1]	Value ($)
Berry Global Inc.
Term Loan Q, 3.65%, (3M LIBOR + 2.00%), 10/01/22 (n)	82	82
Term Loan Q, 3.74%, (3M LIBOR + 2.00%), 10/01/22 - 01/19/24 (n)	98	98
Nordic Packaging and Container Holdings Oy
Term Loan, 5.00%, (3M EURIBOR + 5.00%), 11/16/23, EUR (n)	483	592
Quikrete Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 11/03/23 (n) (s)	20	20
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 11/03/23 (n)	33	33
Reynolds Group Holdings Inc.
Term Loan, 4.40%, (3M LIBOR + 2.75%), 02/05/23 (n)	128	129
Vertellus Holdings LLC
Term Loan, 10.65%, (3M LIBOR + 9.00%), 04/30/18 (n)	393	392
2nd Lien Term Loan, 13.65%, (3M LIBOR + 12.00%), 10/31/21 (j) (n)	235	233
		1,738
Real Estate 0.1%
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.88%, (3M LIBOR + 2.25%), 04/20/23 (n)	1,109	1,111
VICI Properties 1 LLC
Term Loan B, 3.85%, (3M LIBOR + 2.25%), 12/13/24 (n)	77	77
		1,188
Telecommunication Services 0.0%
CenturyLink Inc.
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 01/15/25 (n)	80	78
Ziggo Secured Finance Partnership
Term Loan E, 4.28%, (3M LIBOR + 2.50%), 04/15/25 (n)	36	36
		114
Total Senior Loan Interests (cost $26,650)		27,442
GOVERNMENT AND AGENCY OBLIGATIONS 8.7%
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corp.
Series 2017-B1-DNA2, REMIC, 7.02%, (1M US LIBOR + 5.15%), 10/25/29 (n)	680	764
Federal National Mortgage Association
Series 2017-1M2-C07, REMIC, 4.27%, (1M US LIBOR + 2.40%), 05/28/30 (n) (o)	380	385
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M2-DNA1, REMIC, 5.12%, (1M US LIBOR + 3.25%), 02/25/28 (n)	390	417
		1,566
Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 04/15/48 (t)	100	100
Municipal 0.2%
Commonwealth of Puerto Rico
0.00%, 07/01/35 (b) (r)	985	419
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/21 - 07/01/33	326	257
5.25%, 07/01/29 - 07/01/42	882	698
5.13%, 07/01/37	138	109
5.75%, 07/01/37	152	120
6.00%, 07/01/47	125	99
Puerto Rico Public Buildings Authority
0.00%, 07/01/42 (b) (r)	490	208
		1,910
Sovereign 4.1%
Abu Dhabi Government International Bond
2.50%, 10/11/22 (o)	1,140	1,099
4.13%, 10/11/47 (o)	360	337
Argentina Bonos del Tesoro
18.20%, 10/03/21, ARS	10,070	501

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
16.00%, 10/17/23, ARS	8,260	427
15.50%, 10/17/26, ARS	8,590	451
Argentina Government International Bond
7.13%, 06/28/17 (o)	1,060	977
Argentina POM Politica Monetaria
27.25%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (n)	12,810	681
Argentina Republic Government International Bond
5.63%, 01/26/22	660	668
7.50%, 04/22/26	220	235
5.88%, 01/11/28	760	716
8.28%, 12/31/33	308	338
7.63%, 04/22/46	150	148
Australia Government Bond
3.00%, 03/21/47, AUD	2,190	1,617
Brazil Government International Bond
4.25%, 01/07/25	210	209
5.00%, 01/27/45	1,850	1,665
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21 - 01/01/27, BRL	4,824	1,565
China Government Bond
3.31%, 11/30/25, CNY	2,000	297
Colombia Government International Bond
5.63%, 02/26/44	820	899
Ecuador Government International Bond
10.75%, 03/28/22 (o)	200	221
9.65%, 12/13/26	250	268
8.88%, 10/23/27	360	365
Egypt Government Bond
15.16%, 10/10/22, EGP	7,570	432
Egypt Government International Bond
5.58%, 02/21/23 (o)	280	284
Indonesia Government Bond
7.00%, 05/15/27, IDR	35,096,000	2,598
Indonesia Government International Bond
7.00%, 05/15/22, IDR	1,950,000	145
4.35%, 01/11/48	330	315
Indonesia Treasury Bond
8.38%, 09/15/26 - 03/15/34, IDR	13,049,000	1,039
Italy Buoni Poliennali Del Tesoro
2.00%, 12/01/25, EUR	1,650	2,119
5.00%, 09/01/40, EUR	1,050	1,786
3.25%, 09/01/46, EUR (o)	1,350	1,815
Kuwait International Government Bond
3.50%, 03/20/27 (o)	200	196
Mexico Bonos
7.75%, 11/23/34 - 11/13/42, MXN	127,730	7,133
8.00%, 11/07/47, MXN	25,420	1,459
People's Republic of China
3.38%, 11/21/24, CNH	500	76
3.48%, 06/29/27, CNH	4,000	596
4.29%, 05/22/29, CNH	1,000	157
Provincia de Buenos Aires
7.88%, 06/15/27 (o)	310	322
Republic of Argentina
21.20%, 09/19/18, ARS	1,430	71
Republic of South Africa
10.50%, 12/21/26, ZAR	22,450	2,191
Russia Federal Bond
7.75%, 09/16/26, RUB	56,145	1,035
Russia Government Bond
8.15%, 02/03/27, RUB	203,787	3,860
7.05%, 01/19/28, RUB	37,797	665
South Africa Government Bond
6.50%, 02/28/41, ZAR	2,590	169
Turkey Government Bond
10.50%, 08/11/27, TRY	3,050	697
		42,844
Treasury Inflation Indexed Securities 0.4%
Argentina Inflation Indexed Bond
19.21%, 03/06/20, ARS (u)	17,600	921
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/50, BRL (u)	551	580
Japan Government CPI Indexed Bond
0.10%, 03/10/24 - 03/10/25, JPY (v)	81,180	803
	Shares/Par[1]	Value ($)
U.S. Treasury Inflation Indexed Note
0.88%, 02/15/47 (v)	1,807	1,786
		4,090
U.S. Treasury Securities 3.9%
U.S. Treasury Bond
3.75%, 11/15/43	11,838	13,492
2.88%, 11/15/46	170	166
3.00%, 11/15/45 - 05/15/47	16,424	16,472
2.75%, 08/15/47	3,561	3,395
U.S. Treasury Note
0.88%, 05/31/18 (c)	5,000	4,993
2.63%, 03/31/25	1,790	1,782
		40,300
Total Government And Agency Obligations (cost $89,205)		90,810
OTHER EQUITY INTERESTS 0.0%
Berry Petroleum Co. Escrow (b) (g) (i) (j) (w)	40	—
Impax Laboratories Inc. Escrow (b) (j) (w)	177	1
MPM Escrow LLC (b) (j) (w)	2,634	—
Vertellus Specialties Inc. Bankruptcy Claims (b) (j) (w)	238	—
Total Other Equity Interests (cost $0)		1
INVESTMENT COMPANIES 2.1%
Altaba Inc. (b) (c)	286	21,171
PowerShares QQQ Trust	3	405
Total Investment Companies (cost $14,843)		21,576
SHORT TERM INVESTMENTS 24.4%
Investment Companies 24.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (x) (y)	250,627	250,627
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (y)	3,460	3,460
Treasury Securities 0.0%
Egypt Treasury Bill
17.36%, 06/12/18, EGP (z)	2,500	137
15.63%, 11/13/18, EGP (z)	5,000	256
		393
Total Short Term Investments (cost $254,475)		254,480
Total Investments 99.6% (cost $998,880)		1,038,496
Total Securities Sold Short (8.7)% (proceeds $79,437)		(90,983)
Total Purchased Options 0.0% (cost $371)		506
Other Derivative Instruments (0.2)%		(2,454)
Other Assets and Liabilities, Net 9.3%		96,953
Total Net Assets 100.0%		1,042,518

(a) The Fund had an unfunded commitment at March 31, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security is subject to a written call option.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Shares subject to merger appraisal rights.

(g) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(h) All or portion of the security was on loan.

(i) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Convertible security.

(l) Perpetual security. Next contractual call date presented, if applicable.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Security has a variable rate. Interest rates reset periodically. Rate stated was in

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(o) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $75,839 and 7.3%, respectively.

(p) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(s) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(t) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2018, the total payable for investments purchased on a delayed delivery basis was $100.

(u) Treasury inflation indexed note, par amount is not adjusted for inflation.

(v) Treasury inflation indexed note, par amount is adjusted for inflation.

(w) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(x) Investment in affiliate.

(y) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(z) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (8.7%)
COMMON STOCKS (7.7%)
Consumer Discretionary (0.8%)
Carriage Services Inc.	(23)	(624)
Chegg Inc.	(10)	(197)
China Lodging Group Ltd. - ADR	(1)	(185)
Ctrip.com International Ltd. - ADR	(3)	(153)
Discovery Communications Inc. - Class A	(17)	(357)
Horizon Global Corp.	(11)	(87)
Liberty Media Group - Class C	(8)	(246)
Live Nation Inc.	(2)	(79)
Penn National Gaming Inc.	(16)	(418)
RH	(2)	(210)
Sinclair Broadcast Group Inc. - Class A	(12)	(361)
Tesla Inc.	(1)	(374)
Vipshop Holdings Ltd. - ADR	(2)	(35)
Walt Disney Co.	(47)	(4,705)
Wayfair Inc. - Class A	(2)	(142)
		(8,173)
Consumer Staples (0.3%)
CVS Health Corp.	(30)	(1,895)
Herbalife Ltd.	(13)	(1,262)
		(3,157)
Energy (0.3%)
Archrock Inc.	(78)	(680)
Cheniere Energy Inc.	(1)	(68)
Ensco Plc - Class A	(16)	(72)
Fugro NV - CVA	(22)	(295)
Golar LNG Ltd.	(4)	(98)
Green Plains Renewable Energy Inc.	(52)	(871)
Nabors Industries Ltd.	(1)	(8)
SEACOR Holdings Inc.	(3)	(168)
Teekay Corp.	(37)	(296)
Transocean Ltd.	(32)	(320)
		(2,876)
Financials (0.3%)
Cowen Inc. - Class A	(31)	(408)
Encore Capital Group Inc.	(27)	(1,241)
Ezcorp Inc. - Class A	(48)	(630)
GSV Capital Corp.	(7)	(51)
HCI Group Inc.	(3)	(111)
PRA Group Inc.	(17)	(655)
Virtus Investment Partners Inc.	(1)	(144)
Voya Financial Inc.	(7)	(341)
		(3,581)
Health Care (1.0%)
Alder Biopharmaceuticals Inc.	(19)	(237)
Allscripts-Misys Healthcare Solutions Inc.	(17)	(206)
Amicus Therapeutics Inc.	(213)	(3,210)
Corium International Inc.	(18)	(211)
Innoviva Inc.	(47)	(788)
Invacare Corp.	(70)	(1,217)
	Shares/Par[1]	Value ($)
Jazz Pharmaceuticals Plc	(1)	(157)
LHC Group Inc.	(3)	(215)
Ligand Pharmaceuticals Inc.	(1)	(130)
Medicines Co.	(16)	(528)
Nipro Corp.	(27)	(397)
NuVasive Inc.	(4)	(226)
Pacira Pharmaceuticals Inc.	(1)	(41)
PDL BioPharma Inc.	(168)	(494)
Quidel Corp.	(9)	(460)
Radius Health Inc.	(16)	(558)
Sarepta Therapeutics Inc.	(5)	(364)
Sino Biopharmaceutical	(319)	(636)
Teladoc Inc.	(7)	(294)
		(10,369)
Industrials (0.4%)
All Nippon Airways Co. Ltd.	(3)	(120)
Atlas Air Worldwide Holdings Inc.	—	(29)
Chart Industries Inc.	(5)	(313)
Kaman Corp.	(8)	(514)
Meritor Inc.	(1)	(12)
Mirait Holdings Corp.	(23)	(366)
Navistar International Corp.	(3)	(113)
Pitney Bowes Inc.	(3)	(37)
Team Inc.	(18)	(241)
Trinity Industries Inc.	(16)	(513)
Tutor Perini Corp.	(12)	(258)
United Technologies Corp.	(14)	(1,739)
WW Grainger Inc.	(1)	(229)
		(4,484)
Information Technology (3.4%)
Alibaba Group Holding Ltd. - ADS	(99)	(18,313)
Apptio Inc. - Class A	(8)	(213)
CalAmp Corp.	(18)	(411)
Carbonite Inc.	(12)	(342)
CSG Systems International Inc.	(5)	(207)
Cypress Semiconductor Corp.	(13)	(212)
Envestnet Inc.	(2)	(110)
Everbridge Inc.	(5)	(189)
HubSpot Inc.	(1)	(153)
Intel Corp.	(13)	(682)
KLA-Tencor Corp.	(9)	(1,030)
Knowles Corp.	(13)	(164)
Marvell Technology Group Ltd.	(43)	(902)
Microchip Technology Inc.	(9)	(839)
Nutanix Inc. - Class A	(3)	(169)
ON Semiconductor Corp.	(25)	(601)
OSI Systems Inc.	(1)	(77)
Palo Alto Networks Inc.	(4)	(773)
Q2 Holdings Inc.	(6)	(285)
ServiceNow Inc.	(2)	(253)
Silicon Laboratories Inc.	(1)	(85)
Tencent Holdings Ltd.	(147)	(7,839)
Veeco Instruments Inc.	(13)	(220)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Verint Systems Inc.	(2)	(71)
Vishay Intertechnology Inc.	(20)	(377)
Weibo Corp. - ADR	(3)	(393)
Yandex NV - Class A	(2)	(86)
		(34,996)
Materials (0.3%)
AK Steel Holding Corp.	(28)	(128)
Cemex SAB de CV - ADR	(20)	(135)
Cleveland-Cliffs Inc.	(97)	(677)
Endeavour Mining Corp.	(11)	(208)
First Majestic Silver Corp.	(33)	(202)
Mitsubishi Chemical Holdings Corp.	(27)	(260)
Praxair Inc.	(12)	(1,685)
		(3,295)
Real Estate (0.4%)
American Homes For Rent - Class A	(66)	(1,334)
Brookfield Property Partners LP	(5)	(97)
Forest City Realty Trust Inc. - Class A	(27)	(539)
Invitation Homes Inc.	(88)	(2,012)
Pennsylvania REIT	(5)	(49)
Redwood Trust Inc.	(8)	(119)
Starwood Property Trust Inc.	(2)	(40)
		(4,190)
Telecommunication Services (0.4%)
AT&T Inc.	(129)	(4,589)
	Shares/Par[1]	Value ($)
Utilities (0.1%)
Kyushu Electric Power Co. Inc.	(33)	(398)
Vistra Energy Corp.	(32)	(663)
		(1,061)
Total Common Stocks (proceeds $69,576)		(80,771)
PREFERRED STOCKS (0.1%)
Consumer Discretionary (0.1%)
Volkswagen AG (a)	(5)	(965)
Total Preferred Stocks (proceeds $746)		(965)
CORPORATE BONDS AND NOTES (0.0%)
Information Technology (0.0%)
Western Digital Corp.
1.50%, 02/01/24 (a)	(135)	(147)
Total Corporate Bonds And Notes (proceeds $152)		(147)
INVESTMENT COMPANIES (0.9%)
iShares 7-10 Year Treasury Bond Fund ETF	(47)	(4,852)
iShares JPMorgan USD Emerging Markets Bond ETF	(8)	(864)
iShares Russell 2000 ETF	(10)	(1,527)
SPDR S&P Regional Banking ETF Fund	(12)	(742)
Utilities Select Sector SPDR Fund	(22)	(1,115)
Total Investment Companies (proceeds $8,963)		(9,100)
Total Securities Sold Short (8.7%) (proceeds $79,437)		(90,983)

(a) Convertible security.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Berry Petroleum Co. Escrow	03/15/17	—	—	—
Esterline Technologies Corp.	07/09/15	1,119	1,032	0.1
Nexeo Solutions Inc.	12/07/16	838	1,022	0.1
WL Ross Holding Corp.	06/09/16	71	87	—
WLRS Fund I LLC	06/09/16	46	56	—
		2,074	2,197	0.2

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Nidda Healthcare Holding AG Term Loan B-2	2,059	88
Refresco Group BV Term Loan B-2	1,361	78
Refresco Group BV Term Loan B-3	388	1
Sigma Bidco BV Term Loan B	1,825	8
	5,633	175

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
90-Day Eurodollar	(161)	June 2018		(39,334)	6	9
90-Day Eurodollar	(12)	September 2018		(2,943)	—	14
90-Day Eurodollar	(168)	December 2018		(41,197)	6	245
90-Day Eurodollar	454	December 2019		110,317	(6)	22
90-Day Eurodollar	12	March 2020		2,931	—	(15)
90-Day Eurodollar	239	June 2020		58,125	—	(47)
90-Day Eurodollar	61	March 2021		14,879	2	(61)
Australia Commonwealth Treasury Bond, 10-Year	(15)	June 2018	AUD	(1,909)	1	(27)
Australian Dollar	14	June 2018		1,104	2	(29)
British Pound	(13)	June 2018		(1,133)	6	(9)
Canadian Dollar	(8)	June 2018		(625)	(1)	4
Canadian Government Bond, 10-Year	6	June 2018	CAD	790	1	7
Euro FX Currency	(33)	June 2018		(5,149)	9	51
Euro-BTP	(52)	June 2018	EUR	(7,044)	(47)	(213)
Euro-Bund	(404)	June 2018	EUR	(63,368)	(59)	(1,285)
Euro-Buxl	(34)	June 2018	EUR	(5,445)	13	(220)
Japanese Government Bond, 10-Year	(5)	June 2018	JPY	(753,546)	—	(7)
Japanese Yen	18	June 2018		2,127	9	(2)
Mexican Peso	45	June 2018		1,196	5	26
U.S. Treasury Long Bond	486	June 2018		69,667	367	1,593
U.S. Treasury Note, 10-Year	(472)	June 2018		(56,832)	(110)	(346)
U.S. Treasury Note, 10-Year	(18)	June 2018		(2,157)	(4)	(23)
U.S. Treasury Note, 2-Year	(95)	June 2018		(20,202)	(3)	4
U.S. Treasury Note, 5-Year	(59)	June 2018		(6,728)	(6)	(26)
U.S. Treasury Note, 5-Year	472	June 2018		53,816	52	209
Ultra Long Term U.S. Treasury Bond	157	June 2018		24,458	182	736
					425	610

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.74	05/23/26	9,085	(10)	683
3M LIBOR (Q)	Receiving	1.74	05/27/26	5,500	(6)	423
3M LIBOR (Q)	Receiving	2.47	11/15/43	8,005	(39)	544
3M LIBOR (Q)	Receiving	2.73	11/15/43	11,220	(56)	456
3M LIBOR (Q)	Receiving	2.95	11/15/43	15,002	(77)	(206)
3M LIBOR (Q)	Receiving	2.59	11/04/45	2,940	(16)	167
3M LIBOR (S)	Paying	1.70	09/28/19	5,440	(1)	(64)
3M LIBOR (S)	Paying	1.67	06/14/20	1,310	—	(25)
3M LIBOR (S)	Paying	2.13	12/19/20	3,470	—	(47)
3M LIBOR (S)	Paying	1.34	06/01/21	11,010	—	(443)
3M LIBOR (S)	Paying	1.22	06/27/21	5,710	—	(259)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (S)	Paying	2.25	05/31/22		19,140	12	(217)
3M LIBOR (S)	Paying	2.56	05/31/22		38,578	25	(176)
3M LIBOR (S)	Paying	2.17	12/01/22		2,810	1	(67)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.13	06/20/24	JPY	645,100	(2)	6
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.79	04/19/47	JPY	158,000	(1)	20
6M EURIBOR (S)	Receiving	1.50	08/23/47	EUR	1,423	5	(9)
Mexican Interbank Rate (M)	Paying	7.19	04/13/20	MXN	22,500	—	(8)
Mexican Interbank Rate (M)	Paying	7.11	04/14/20	MXN	99,300	—	(44)
Mexican Interbank Rate (M)	Paying	7.08	04/15/20	MXN	58,900	—	(28)
Mexican Interbank Rate (M)	Paying	7.09	04/15/20	MXN	40,400	—	(19)
Mexican Interbank Rate (M)	Paying	7.44	05/28/20	MXN	85,700	—	(7)
Mexican Interbank Rate (M)	Paying	7.40	05/29/20	MXN	41,600	—	(5)
Mexican Interbank Rate (M)	Paying	7.34	06/01/20	MXN	84,400	—	(16)
						(165)	659

Centrally Cleared Interest Rate Swap Agreements
Payments received by the Fund[10]	Payments made by the Fund[10]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Federal Funds Effective Rate +0.36% (Q)	3M LIBOR	05/15/23	15,577	(6)	(1)

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.29 (Q)	5.00	12/20/22	1,085	(70)	(4)	2
				(70)	(4)	2
Credit default swap agreements - sell protection[4]
CDX.NA.HY.29 (Q)	5.00	12/20/22	(12,460)	809	48	(6)
CDX.NA.IG.29 (Q)	1.00	12/20/22	(28,500)	529	22	(57)
CDX.NA.IG.29 (Q)	1.00	12/20/27	(420)	(1)	1	(2)
CDX.NA.IG.30 (Q)	1.00	06/20/23	(2,280)	38	2	—
iTraxx Europe Crossover Series 24 (Q)	5.00	12/20/20	(652)	74	2	(5)
iTraxx Europe Crossover Series 25 (Q)	5.00	06/20/21	(650)	84	2	14
				1,533	77	(56)

Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro-Bund	(5)	EUR	158.00	05/25/18	—	(8)
Euro-Bund	4	EUR	159.00	04/20/18	—	—
Euro-Bund	21	EUR	158.50	04/20/18	(2)	(5)
Euro-Bund	33	EUR	165.50	05/25/18	—	—
Euro-Bund	(4)	EUR	158.00	05/25/18	—	—
Euro-Bund	237	EUR	167.50	05/25/18	(3)	(3)
Euro-Bund	114	EUR	167.00	05/25/18	(1)	(2)
Euro-Bund	4	EUR	159.00	04/20/18	—	3
Euro-Bund	11	EUR	163.00	04/20/18	—	—
Euro-Bund	9	EUR	157.50	04/20/18	1	16
Euro-Bund	12	EUR	163.50	04/20/18	—	—
Euro-Bund	7	EUR	158.00	04/20/18	—	(2)
Euro-Bund	(4)	EUR	157.50	04/20/18	—	2
Euro-Bund	(11)	EUR	160.00	04/20/18	—	(1)
					(5)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	127.00	04/20/18	317	—
10-Year U.S. Treasury Note Future	Call	132.00	04/20/18	46	—
10-Year U.S. Treasury Note Future	Call	126.00	04/20/18	130	2
10-Year U.S. Treasury Note Future	Call	121.25	04/20/18	5	2
10-Year U.S. Treasury Note Future	Call	120.00	04/20/18	9	11
10-Year U.S. Treasury Note Future	Call	128.50	05/25/18	125	2
10-Year U.S. Treasury Note Future	Call	126.00	05/25/18	13	—
5-Year U.S. Treasury Note Future	Put	110.00	04/20/18	293	—
5-Year U.S. Treasury Note Future	Put	109.75	04/20/18	141	—
5-Year U.S. Treasury Note Future	Put	111.25	05/25/18	38	1
Australian Dollar Future	Call	0.79	04/06/18	10	—
Canadian Dollar Future	Call	0.78	05/04/18	4	2
Euro FX Currency Future	Call	1.24	04/06/18	3	1
Euro FX Currency Future	Put	1.23	04/06/18	2	1
Euro FX Currency Future	Put	1.25	05/04/18	1	2
Japanese Yen Future	Put	0.94	04/06/18	8	4
U.S. Treasury Long Bond Future	Call	145.50	04/20/18	5	9
U.S. Treasury Long Bond Future	Call	144.00	04/20/18	34	96
U.S. Treasury Long Bond Future	Put	134.00	04/20/18	92	1
U.S. Treasury Long Bond Future	Put	133.00	04/20/18	397	—
					134
Options on Securities
Huntsman Corp.	Put	29.00	05/18/18	773	104
Materials Select Sector SPDR Fund	Put	60.00	04/20/18	115	45
Navistar International Corp.	Call	40.00	04/20/18	18	—
Navistar International Corp.	Call	35.00	04/20/18	23	4
ON Semiconductor Corp.	Call	26.00	04/20/18	32	1
Red Hat Inc.	Call	155.00	04/20/18	9	2
Teradyne Inc.	Put	45.00	04/20/18	23	3
Twenty-First Century Fox Inc.	Put	30.00	06/15/18	110	2
United Technologies Corp.	Put	105.00	08/17/18	28	5
VanEck Vectors Semiconductor ETF	Put	105.00	05/18/18	130	62
Zillow Group Inc.	Call	60.00	04/20/18	23	1
					229

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[11]
CDX.NA.IG.30, 06/20/23	BCL	Call		0.60	06/21/18	3,670,000	3
CDX.NA.IG.30, 06/20/23	BOA	Call		0.65	06/21/18	4,970,000	9
CDX.NA.IG.30, 06/20/23	BOA	Call		0.63	04/19/18	1,140,000	1
							13
Foreign Currency Options
Euro versus USD	BCL	Call	EUR	1.23	04/27/18	1,490,000	9
Colombian Peso versus USD	JPM	Put	COP	2,787.25	06/07/18	2,070,000	41
Japanese Yen versus USD	GSC	Put	JPY	106.00	04/18/18	1,400,000	8
Mexican Peso versus USD	MSC	Put	MXN	18.61	06/07/18	2,070,000	57
New Turkish Lira versus USD	GSC	Put	TRY	3.82	04/17/18	1,540,000	1
Russian Ruble versus USD	GSC	Put	RUB	56.28	06/13/18	2,070,000	14
							130

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
10-Year U.S. Treasury Long Bond Week 1 Future	Call	121.50	04/06/18	8	(2)
10-Year U.S. Treasury Note Future	Call	121.50	04/20/18	20	(6)
10-Year U.S. Treasury Note Future	Call	121.00	04/20/18	46	(26)
10-Year U.S. Treasury Note Future	Call	120.50	04/20/18	44	(34)
10-Year U.S. Treasury Note Future	Call	120.75	04/20/18	11	(8)
10-Year U.S. Treasury Note Future	Call	123.00	05/25/18	20	(5)
10-Year U.S. Treasury Note Future	Call	121.00	05/25/18	23	(18)
10-Year U.S. Treasury Note Future	Call	121.50	05/25/18	22	(12)
10-Year U.S. Treasury Note Future	Put	120.50	04/20/18	58	(12)
5 Year U.S. Treasury Note Week 1 Future	Put	114.25	04/06/18	9	—
5-Year U.S. Treasury Note Future	Call	114.00	04/20/18	68	(38)
5-Year U.S. Treasury Note Future	Call	114.75	04/20/18	23	(5)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
5-Year U.S. Treasury Note Future	Call	114.50	04/20/18	23	(6)
5-Year U.S. Treasury Note Future	Put	114.00	04/20/18	54	(6)
5-Year U.S. Treasury Note Future	Put	113.25	05/25/18	23	(2)
Canadian Dollar Future	Call	0.80	04/06/18	4	—
Canadian Dollar Future	Call	0.81	04/06/18	4	—
Canadian Dollar Future	Call	0.78	05/04/18	4	(4)
Euro FX Currency Future	Call	1.25	04/06/18	4	—
Euro FX Currency Future	Call	1.23	04/06/18	5	(5)
Euro FX Currency Future	Put	1.24	04/06/18	2	(2)
Euro FX Currency Future	Put	1.23	04/06/18	5	—
Euro FX Currency Future	Put	1.23	05/04/18	9	(7)
Japanese Yen Future	Call	0.96	04/06/18	4	—
Japanese Yen Future	Call	0.96	05/04/18	4	(2)
Japanese Yen Future	Put	0.93	04/06/18	5	—
Japanese Yen Future	Put	0.92	04/06/18	4	—
Japanese Yen Future	Put	0.94	05/04/18	4	(4)
Japanese Yen Future	Put	0.93	06/08/18	8	(6)
U.S. Treasury Long Bond Future	Call	147.00	04/20/18	6	(6)
U.S. Treasury Long Bond Future	Call	147.50	04/20/18	10	(7)
U.S. Treasury Long Bond Future	Call	146.00	04/20/18	28	(40)
U.S. Treasury Long Bond Future	Call	149.00	05/25/18	14	(11)
U.S. Treasury Long Bond Future	Call	150.00	05/25/18	36	(24)
U.S. Treasury Long Bond Future	Call	147.00	05/25/18	11	(17)
U.S. Treasury Long Bond Future	Call	148.00	05/25/18	45	(54)
U.S. Treasury Long Bond Week 1 Future	Call	145.00	04/06/18	28	(50)
U.S. Treasury Long Bond Week 1 Future	Put	145.00	04/06/18	2	—
					(419)
Options on Securities
CenturyLink Inc.	Call	18.00	05/18/18	92	(4)
Dr Pepper Snapple Group Inc.	Call	120.00	05/18/18	16	(3)
GGP Inc.	Call	23.00	04/20/18	56	—
Huntsman Corp.	Call	33.00	05/18/18	698	(23)
Navistar International Corp.	Put	31.00	04/20/18	23	(1)
ON Semiconductor Corp.	Put	25.00	04/20/18	32	(4)
Red Hat Inc.	Put	135.00	04/20/18	9	(1)
Twenty-First Century Fox Inc.	Call	35.00	04/20/18	36	(7)
Twenty-First Century Fox Inc.	Call	36.00	06/15/18	145	(33)
United Technologies Corp.	Call	125.00	08/17/18	30	(24)
VanEck Vectors Semiconductor ETF	Put	95.00	05/18/18	130	(23)
Zillow Group Inc.	Put	50.00	04/20/18	23	(2)
					(125)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[11]
CDX.NA.IG.30, 06/20/23	BOA	Call		0.55	04/19/18	1,140,000	—
CDX.NA.IG.30, 06/20/23	BCL	Put		0.70	06/21/18	3,670,000	(10)
CDX.NA.IG.30, 06/20/23	BOA	Put		0.75	06/21/18	3,830,000	(8)
							(18)
Foreign Currency Options
Euro versus USD	BCL	Put	EUR	1.27	04/27/18	1,490,000	(1)
Japanese Yen versus USD	GSC	Put	JPY	103.50	04/18/18	2,800,000	(3)
Mexican Peso versus USD	JPM	Call	MXN	21.74	07/05/18	1,470,000	(2)
Mexican Peso versus USD	CGM	Put	MXN	18.10	05/17/18	900,000	(10)
Mexican Peso versus USD	GSC	Put	MXN	18.38	04/16/18	1,010,000	(14)
Mexican Peso versus USD	GSC	Put	MXN	18.33	05/10/18	950,000	(15)
New Turkish Lira versus USD	GSC	Call	TRY	4.03	04/17/18	1,540,000	(7)
							(52)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	BOA	04/03/18	ARS	6,463	321	1
ARS/USD	CIT	04/03/18	ARS	2,310	115	2
ARS/USD	JPM	04/03/18	ARS	32,527	1,616	14
ARS/USD	CIT	04/09/18	ARS	10,040	497	(17)
ARS/USD	JPM	04/09/18	ARS	1,530	76	(2)
ARS/USD	BOA	04/10/18	ARS	7,820	387	(21)
ARS/USD	GSC	04/11/18	ARS	4,470	221	(9)
ARS/USD	CIT	04/12/18	ARS	3,122	154	(8)
ARS/USD	CIT	04/25/18	ARS	8,106	398	(2)
ARS/USD	CIT	04/26/18	ARS	3,063	150	—
ARS/USD	JPM	04/26/18	ARS	9,405	462	2
ARS/USD	BOA	05/22/18	ARS	17,501	847	10
ARS/USD	CIT	07/30/18	ARS	15,518	724	2
ARS/USD	JPM	09/17/18	ARS	11,676	531	(29)
ARS/USD	CIT	10/03/18	ARS	4,710	212	(1)
ARS/USD	CIT	10/03/18	ARS	5,330	240	—
ARS/USD	JPM	10/03/18	ARS	1,530	69	—
BRL/USD	BCL	04/19/18	BRL	3,070	929	(11)
BRL/USD	CIT	04/19/18	BRL	919	278	(4)
BRL/USD	GSC	04/19/18	BRL	1,540	466	(5)
BRL/USD	GSC	04/19/18	BRL	2,287	692	2
CAD/USD	CIT	04/19/18	CAD	3,076	2,388	(78)
CAD/USD	SSB	06/15/18	CAD	1,006	782	5
CLP/USD	BCL	04/19/18	CLP	953,940	1,580	10
COP/USD	GSC	04/19/18	COP	4,208,301	1,505	36
COP/USD	JPM	04/19/18	COP	2,113,020	756	37
EUR/USD	BCL	04/19/18	EUR	300	370	(1)
EUR/USD	BCL	04/19/18	EUR	6,070	7,478	21
EUR/USD	BOA	04/19/18	EUR	619	763	5
EUR/USD	CIT	04/19/18	EUR	1,800	2,217	(43)
GBP/USD	BCL	04/19/18	GBP	353	496	11
GBP/USD	JPM	07/13/18	GBP	912	1,286	21
GBP/USD	JPM	09/11/18	GBP	76	107	1
INR/USD	JPM	04/19/18	INR	541,572	8,286	(121)
JPY/USD	SSB	04/02/18	JPY	402	4	—
JPY/USD	JPM	05/21/18	JPY	734,457	6,924	(4)
KRW/USD	BCL	04/19/18	KRW	220,522	207	—
MXN/USD	GSC	04/02/18	MXN	20,415	1,123	12
MXN/USD	GSC	04/16/18	MXN	7,227	397	29
MXN/USD	GSC	04/18/18	MXN	4,727	259	12
MXN/USD	BCL	04/19/18	MXN	32,100	1,761	54
MXN/USD	BOA	04/19/18	MXN	57,000	3,128	128
MXN/USD	CIT	04/19/18	MXN	3,000	164	3
MXN/USD	GSC	04/19/18	MXN	17,078	937	40
MXN/USD	JPM	04/19/18	MXN	6,550	359	12
MXN/USD	JPM	07/16/18	MXN	7,227	391	1
PEN/USD	BCL	04/19/18	PEN	4,930	1,527	3
PLN/USD	BOA	04/19/18	PLN	9,237	2,700	7
RUB/USD	BCL	04/19/18	RUB	78,928	1,375	(6)
RUB/USD	CIT	04/19/18	RUB	232,285	4,048	29
RUB/USD	JPM	04/19/18	RUB	41,853	729	6
RUB/USD	GSC	04/20/18	RUB	40,632	708	8
TRY/USD	BOA	04/18/18	TRY	3,763	950	(13)
TRY/USD	BCL	04/19/18	TRY	5,844	1,474	(37)
TRY/USD	JPM	04/19/18	TRY	5,659	1,427	(22)
TWD/USD	BCL	04/19/18	TWD	6,983	240	(3)
USD/ARS	BOA	04/03/18	ARS	(6,463)	(321)	(4)
USD/ARS	CIT	04/03/18	ARS	(2,310)	(115)	—
USD/ARS	JPM	04/03/18	ARS	(32,527)	(1,616)	(13)
USD/ARS	CIT	04/09/18	ARS	(10,040)	(497)	—
USD/ARS	JPM	04/09/18	ARS	(1,530)	(76)	—
USD/ARS	JPM	04/10/18	ARS	(7,182)	(355)	18
USD/AUD	BCL	04/19/18	AUD	(5,419)	(4,162)	152
USD/AUD	JPM	05/25/18	AUD	(1,794)	(1,379)	12
USD/BRL	BBH	04/02/18	BRL	(96)	(29)	—
USD/BRL	BCL	04/19/18	BRL	(4,570)	(1,382)	56
USD/CAD	SSB	06/15/18	CAD	(3,000)	(2,332)	7
USD/CAD	CIT	06/27/18	CAD	(2,710)	(2,107)	(32)
USD/CLP	BOA	04/19/18	CLP	(145,243)	(241)	4
USD/CNH	CIT	04/19/18	CNH	(31,496)	(5,018)	(214)
USD/CNY	BCL	04/19/18	CNY	(9,248)	(1,469)	(56)
USD/COP	BCL	04/19/18	COP	(1,612,892)	(577)	(26)
USD/COP	CIT	04/19/18	COP	(2,441,856)	(874)	(21)
USD/COP	JPM	06/12/18	COP	(2,088,282)	(746)	(17)
USD/DKK	JPM	06/06/18	DKK	(2,020)	(335)	(1)
USD/DKK	JPM	06/06/18	DKK	(23,287)	(3,861)	25
USD/EUR	BCL	04/19/18	EUR	(15,429)	(19,006)	(140)
USD/EUR	BCL	04/19/18	EUR	(1,703)	(2,100)	8
USD/EUR	CIT	04/19/18	EUR	(350)	(431)	(1)
USD/EUR	CIT	04/19/18	EUR	(1,680)	(2,069)	15
USD/EUR	JPM	06/05/18	EUR	(4,086)	(5,050)	10
USD/EUR	SSB	06/15/18	EUR	(679)	(840)	5
USD/EUR	RBS	06/27/18	EUR	(16,986)	(21,036)	66
USD/EUR	JPM	07/05/18	EUR	(2,477)	(3,070)	29
USD/EUR	JPM	08/15/18	EUR	(2,523)	(3,138)	(85)
USD/EUR	JPM	08/15/18	EUR	(669)	(831)	7
USD/GBP	SSB	06/27/18	GBP	(4,431)	(6,240)	7
USD/GBP	JPM	07/13/18	GBP	(7,062)	(9,950)	(349)
USD/GBP	JPM	07/13/18	GBP	(545)	(768)	6
USD/GBP	JPM	07/17/18	GBP	(48)	(68)	(1)
USD/GBP	JPM	07/17/18	GBP	(167)	(236)	1
USD/GBP	JPM	09/11/18	GBP	(314)	(443)	(4)
USD/GBP	JPM	09/11/18	GBP	(100)	(140)	—
USD/IDR	BOA	04/19/18	IDR	(6,409,680)	(465)	8
USD/JPY	SSB	04/02/18	JPY	(2,014)	(19)	—
USD/JPY	BCL	04/19/18	JPY	(710,309)	(6,682)	(265)
USD/JPY	JPM	05/21/18	JPY	(734,457)	(6,924)	28
USD/JPY	SSB	06/15/18	JPY	(267,740)	(2,529)	(9)
USD/KRW	BCL	04/19/18	KRW	(1,129,712)	(1,060)	(2)
USD/KRW	JPM	04/19/18	KRW	(1,420,883)	(1,334)	(15)
USD/MXN	MSC	04/02/18	MXN	(20,415)	(1,123)	(63)
USD/MXN	CIT	04/03/18	MXN	(1,500)	(83)	—
USD/MXN	JPM	04/16/18	MXN	(7,227)	(397)	(1)
USD/MXN	JPM	04/18/18	MXN	(4,789)	(263)	(13)
USD/MXN	BCL	04/19/18	MXN	(29,132)	(1,599)	(41)
USD/MXN	BOA	04/19/18	MXN	(532)	(29)	(1)
USD/MXN	CIT	04/19/18	MXN	(10,682)	(586)	(31)
USD/MXN	GSC	04/19/18	MXN	(102,130)	(5,604)	(107)
USD/MXN	GSC	04/19/18	MXN	(9)	(1)	—
USD/MXN	JPM	04/19/18	MXN	(28,770)	(1,578)	(44)
USD/MXN	MSC	06/11/18	MXN	(13,779)	(750)	(27)
USD/MXN	JPM	07/09/18	MXN	(5,362)	(290)	(20)
USD/PEN	BCL	04/19/18	PEN	(711)	(220)	(2)
USD/PHP	BCL	04/19/18	PHP	(72,333)	(1,385)	45
USD/RUB	BCL	04/19/18	RUB	(84,031)	(1,464)	26
USD/RUB	GSC	04/19/18	RUB	(49,403)	(861)	6
USD/RUB	GSC	06/14/18	RUB	(44,983)	(779)	3
USD/TRY	GSC	04/18/18	TRY	(3,802)	(959)	11
USD/TRY	BCL	04/19/18	TRY	(1,767)	(446)	15
USD/TWD	MSC	04/19/18	TWD	(79,172)	(2,718)	(18)
USD/ZAR	BCL	04/19/18	ZAR	(13,788)	(1,162)	(69)
USD/ZAR	BCL	04/19/18	ZAR	(12)	(1)	—
USD/ZAR	BOA	04/19/18	ZAR	(141)	(12)	(1)
USD/ZAR	JPM	04/19/18	ZAR	(9,870)	(832)	(9)
ZAR/USD	CIT	04/19/18	ZAR	1,179	99	1
					(76,733)	(1,044)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Brazil Interbank Deposit Rate (A)	Paying	BOA	12.49	01/04/21	BRL	12,970	—	394
Brazil Interbank Deposit Rate (A)	Paying	GSC	9.93	01/02/19	BRL	32,500	—	368
							—	762

OTC Credit Default Swap Agreements
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CMBX.NA.AAA.6 (M)	MSC	N/A	0.50	05/11/63	395	(3)	(3)	—
CMBX.NA.AAA.6 (M)	MSC	N/A	0.50	05/11/63	592	(5)	(4)	(1)
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Q)	JPM	N/A	1.00	12/20/22	420	—	(4)	4
					1,407	(8)	(11)	3
Credit default swap agreements - sell protection[4]
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.62	5.00	12/20/22	(79)	1	3	(2)
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.62	5.00	12/20/22	(110)	2	3	(1)
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.62	5.00	12/20/22	(82)	2	4	(2)
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.62	5.00	12/20/22	(55)	1	2	(1)
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.62	5.00	12/20/22	(55)	1	2	(1)
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.62	5.00	12/20/22	(123)	3	3	—
Altice Finco SA, 9.00%, 06/15/23 (Q)	GSC	4.62	5.00	12/20/22	(122)	2	5	(3)
CMBX.NA.A.6 (M)	MSC	N/A	2.00	05/11/63	(100)	(4)	(5)	1
CMBX.NA.A.6 (M)	MSC	N/A	2.00	05/11/63	(100)	(4)	(5)	1
					(826)	4	12	(8)

OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)

Agricultural Bank of China Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	2,072	HKD	9,386	(19)
AIA Group Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	118	HKD	8,146	(37)
Airports of Thailand PCL (M)	MSC	Federal Funds Effective Rate -1.55%	TBD	(379)		(822)	24
Alibaba Group Holding Ltd. (E)	GSC	Federal Funds Effective Rate +0.40%	TBD	29		5,818	(454)
Amorepacific Corp. (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(7)		(935)	(8)
Antofagasta Plc (M)	GSC	Sterling Overnight Index Average -0.40%	TBD	(52)	GBP	(493)	17
AU Optronics Corp. (M)	MSC	Federal Funds Effective Rate -4.00%	TBD	(1,709)		(820)	28
B2W (M)	MSC	Federal Funds Effective Rate -2.50%	TBD	(76)		(639)	49
B2W (M)	GSC	Federal Funds Effective Rate -1.00%	TBD	(22)		(188)	15
Baidu Inc. (E)	GSC	Federal Funds Effective Rate +0.40%	TBD	4		1,026	(127)
Bank of East Asia Ltd. (M)	MBL	1M Hong Kong Interbank Offered Rate -0.90%	TBD	(192)	HKD	(6,216)	25
BGEO Group Plc (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	32	GBP	1,171	(30)
BNK Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	93		937	6
Brilliance China Automotive Holdings Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	310	HKD	5,853	(99)
Cathay Pacific Airways Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -1.52%	TBD	(607)	HKD	(8,595)	48
Celltrion Healthcare Co. Ltd. (M)	MBL	Federal Funds Effective Rate -10.86%	TBD	(5)		(526)	22
Celltrion Healthcare Co. Ltd. (M)	MSC	Federal Funds Effective Rate -11.50%	TBD	(3)		(340)	15
Celltrion Inc. (M)	GSC	Federal Funds Effective Rate -4.25%	TBD	(3)		(862)	12
Cheng Shin Rubber Industry Co. Ltd. (M)	GSC	Federal Funds Effective Rate -1.00%	TBD	(461)		(792)	43
China Aircraft Leasing Group Holding Ltd. (M)	MSC	1M Hong Kong Interbank Offered Rate -12.25%	TBD	(1,004)	HKD	(8,108)	(28)
China Lesso Group Holdings Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	2,059	HKD	12,601	(40)
China Life Insurance Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(183)	HKD	(4,209)	33
China MeiDong Auto Holdings Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	1,144	HKD	3,386	30
China Pacific Insurance Group Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(105)	HKD	(4,161)	61
China Petroleum & Chemical Corp. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	186	HKD	1,226	7
China Resource Beer Holdings Co. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(212)	HKD	(7,197)	(1)
China Taiping Insurance Holdings Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(175)	HKD	(5,311)	98
China Telecom Corp. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	2,322	HKD	7,825	26
China Vanke Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	101	HKD	3,288	40

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Cie Financiere Richemont SA (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75%	TBD	(33)	ZAR	(3,615)	6
OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
CJ CGV (M)	MSC	Federal Funds Effective Rate -3.00%	TBD	(10)		(647)	(7)
Commercial International Bank Egypt SAE - GDR (E)	GSC	Federal Funds Effective Rate +0.80%	TBD	62		312	10
COSCO Shipping Ports Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -1.75%	TBD	(3,099)	HKD	(4,741)	27
COSCO Shipping Ports Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -8.25%	TBD	(1,112)	HKD	(4,715)	48
DiGi.Com Bhd (M)	MSC	Federal Funds Effective Rate -3.88%	TBD	(848)		(999)	(26)
Dongfang Electric Corp. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -2.75%	TBD	(931)	HKD	(5,779)	11
Eclat Textile Co. Ltd. (M)	MBL	Federal Funds Effective Rate -6.22%	TBD	(58)		(642)	(39)
Ecopetrol SA (M)	GSC	Federal Funds Effective Rate -1.60%	TBD	(27)		(503)	(21)
Ednered SA (M)	GSC	Euro Overnight Index Average -0.40%	TBD	(11)	EUR	(314)	5
El Puerto de Liverpool SAB de CV (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(102)		(734)	(25)
Eugene Technology Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	59		1,141	(87)
Feng Tay Enterprise Co. Ltd. (M)	MBL	Federal Funds Effective Rate -3.88%	TBD	(217)		(982)	(5)
Fresnillo Plc (M)	GSC	Sterling Overnight Index Average -0.40%	TBD	(18)	GBP	(210)	(26)
Fullshare Holdings Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -4.75%	TBD	(1,275)	HKD	(5,049)	(64)
Gazit-Globe Ltd. (E)	GSC	3M Tel Aviv Interbank Offered Rate +0.70%	TBD	175	ILS	5,912	42
Georgia Healthcare Group Plc (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	43	GBP	136	(4)
Ginkgo International Ltd. (M)	GSC	Federal Funds Effective Rate -9.00%	TBD	(41)		(287)	(18)
Great Wall Motor Co. Ltd. (M)	MBL	1M Hong Kong Interbank Offered Rate -1.52%	TBD	(658)	HKD	(5,810)	80
Gree Electric Appliances Inc. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	191		1,571	(146)
Grupo Gicsa (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	2,684		1,585	(83)
Grupo Televisa SAB (M)	GSC	Federal Funds Effective Rate -0.25%	TBD	(35)		(529)	(24)
Guangzhou Automobile Group Motor Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	440	HKD	7,665	(166)
Haier Electronics Group Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	236	HKD	6,891	(38)
Hana Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	26		1,165	(31)
Hanjaya Mandala Sampoerna Tbk PT (M)	MBL	Federal Funds Effective Rate -3.50%	TBD	(2,622)		(803)	44
Hanwha Life Insurance Co. Ltd. (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(102)		(613)	13
Henan Shuang Investment (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	209		927	(80)
Hite Jinro Co Ltd. (M)	GSC	Federal Funds Effective Rate -1.03%	TBD	(32)		(651)	(34)
HK Electric Investments Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -1.15%	TBD	(1,073)	HKD	(8,144)	(29)
Hong Kong & China Gas Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(445)	HKD	(7,203)	3
Huadian Power International (M)	GSC	1M Hong Kong Interbank Offered Rate -1.75%	TBD	(1,560)	HKD	(4,555)	(20)
Huaneng Power International Inc. (M)	MBL	1M Hong Kong Interbank Offered Rate -0.41%	TBD	(638)	HKD	(3,311)	(7)
Hyundai Mobis (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	3		752	79
Imperial Pacific International Holdings Ltd. (M)	MSC	1M Hong Kong Interbank Offered Rate -45.00%	TBD	(10,800)	HKD	(1,080)	1
Innolux Corp. (M)	GSC	Federal Funds Effective Rate -3.52%	TBD	(1,552)		(705)	26
Israel Discount Bank (E)	GSC	3M Tel Aviv Interbank Offered Rate +0.70%	TBD	273	ILS	2,832	(24)
Jasa Marga Persero Tbk PT (M)	MBL	Federal Funds Effective Rate -3.50%	TBD	(660)		(232)	12
Jasa Marga Persero Tbk PT (M)	MSC	Federal Funds Effective Rate -4.63%	TBD	(351)		(123)	6
Jiangsu Yanghe Brewery (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	51		897	(32)
Joy City Property Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	3,922	HKD	5,373	(55)
Kakao Corp. (M)	GSC	Federal Funds Effective Rate -2.50%	TBD	(4)		(572)	37
Kimberly-Clark de Mexico SAB de CV (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(376)		(709)	7
Kinsus Interconnect Technology Corp. (M)	GSC	Federal Funds Effective Rate -7.25%	TBD	(325)		(628)	6
Kiwoom Securities Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	3		319	7
Kweichow Moutai Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	10		1,181	(87)
LARGAN Precision Co. Ltd. (M)	MBL	Federal Funds Effective Rate -0.75%	TBD	(5)		(609)	41
LATAM Airlines Group (M)	GSC	Federal Funds Effective Rate -1.19%	TBD	(39)		(594)	(4)
LG Display Co. Ltd. (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(30)		(758)	31
Maashan Iron & Steel Co. (M)	GSC	1M Hong Kong Interbank Offered Rate -1.51%	TBD	(1,688)	HKD	(6,161)	62
Marcopolo SA (M)	GSC	Federal Funds Effective Rate -1.00%	TBD	(321)		(378)	(3)
Maxis Bhd (M)	MSC	Federal Funds Effective Rate -3.88%	TBD	(592)		(889)	11
MercadoLibre Inc. (M)	GSC	Federal Funds Effective Rate -0.25%	TBD	(1)		(513)	12
Motor Oil SA (E)	GSC	Euro Overnight Index Average +2.50%	TBD	34	EUR	651	(44)
MTN Group Ltd. (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75%	TBD	(92)	ZAR	(11,250)	26
MTR Corp. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(129)	HKD	(5,546)	12
Nampak Ltd. (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75%	TBD	(359)	ZAR	(5,621)	14
Natura Cosmeticos SA (M)	MSC	Federal Funds Effective Rate -1.25%	TBD	(82)		(795)	(16)
New China Life Insurance Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(83)	HKD	(3,655)	81
Paradise Co. Ltd. (M)	MSC	Federal Funds Effective Rate -8.38%	TBD	(40)		(760)	(13)
Parkson Retail Group Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -1.75%	TBD	(4,693)	HKD	(4,552)	36

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Petra Diamonds Ltd. (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	1,292	GBP	949	(145)
OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
PICC Property and Casualty Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	208	HKD	3,357	(64)
Posco Daewoo Corp. (M)	MBL	Federal Funds Effective Rate -0.51%	TBD	(45)		(863)	(116)
Prada SpA (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(209)	HKD	(7,416)	(21)
Qingdao Haier Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	283		893	(90)
Raia Drogasil SA (M)	GSC	Federal Funds Effective Rate -1.25%	TBD	(19)		(437)	15
Samsonite International SA (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	189	HKD	6,567	21
Samsung Electronics Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	1		2,451	(70)
Samsung SDI Co. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	7		1,301	(96)
SATS Ltd. (M)	GSC	Singapore Swap Offer Rate -0.50%	TBD	(199)	SGD	(1,035)	9
Seah Besteel Corp. (M)	MBL	Federal Funds Effective Rate -1.91%	TBD	(27)		(693)	(3)
SembCorp Marine Ltd. (M)	MSC	Singapore Swap Offer Rate -9.00%	TBD	(415)	SGD	(863)	(55)
Semiconductor Manufacturing International Corp. (M)	GSC	1M Hong Kong Interbank Offered Rate -7.00%	TBD	(264)	HKD	(2,920)	27
Shanghai Electric Power Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -1.25%	TBD	(2,128)	HKD	(6,044)	32
Shanghai Haohai Biological Technology Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	114	HKD	5,012	74
Sichuan Swellfun Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	90		652	(32)
Singapore Airlines Ltd. (M)	GSC	Singapore Swap Offer Rate -0.50%	TBD	(113)	SGD	(1,245)	15
Singapore Press Holdings Ltd. (M)	GSC	Singapore Swap Offer Rate -1.50%	TBD	(393)	SGD	(980)	(9)
SK Hynix Inc. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	7		610	(56)
Sociedad Quimica y Minera de Chile SA (M)	GSC	Federal Funds Effective Rate -1.75%	TBD	(14)		(675)	(24)
Standard Chartered Plc (M)	GSC	Sterling Overnight Index Average -0.40%	TBD	(67)	GBP	(505)	27
Subsea 7 S.A. (M)	GSC	1M Norway Interbank Offered Rate -0.40%	TBD	(51)	NOK	(5,575)	65
Sunny Optical Technology Group Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	28	HKD	4,474	(53)
Suzuki Motor Corp. (E)	GSC	Tokyo Overnight Average Rate +0.50%	TBD	11	JPY	62,260	8
Taiwan Semiconductor Manufacturing Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	584		5,066	(182)
Tamar Petroleum Ltd. (E)	GSC	3M Tel Aviv Interbank Offered Rate +0.70%	TBD	366	ILS	7,126	(89)
TBC Bank Group Plc (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	34	GBP	628	(16)
Telesites SAB DE CV (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(731)		(551)	(19)
Tencent Holdings Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	139	HKD	64,857	(1,013)
Thai Airways International PCL (M)	MBL	Federal Funds Effective Rate -12.08%	TBD	(1,412)		(697)	4
Tian Ge Interactive Holdings Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -14.00%	TBD	(887)	HKD	(5,961)	10
Tong Yang Life insurance Co. Ltd. (M)	MSC	Federal Funds Effective Rate -0.55%	TBD	(45)		(307)	(6)
Towngas China Co. Ltd. (M)	MBL	1M Hong Kong Interbank Offered Rate -1.00%	TBD	(765)	HKD	(5,358)	16
Tsingtao Brewery Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(110)	HKD	(4,626)	15
Unilever Indonesia (M)	MBL	Federal Funds Effective Rate -4.00%	TBD	(265)		(964)	10
United Microelectronics Corp. (M)	GSC	Federal Funds Effective Rate -1.05%	TBD	(427)		(1,110)	4
Wuliangye Yibin Co Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	164		1,958	(202)
Yatas (E)	GSC	Federal Funds Effective Rate +0.70%	TBD	183		1,659	(70)
							(2,785)

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
COMMON STOCKS
Ablynx NV (E)	BOA	1M LIBOR +0.75%	02/06/19	2,722	—	25
Express Scripts Holding Co. (E)	BOA	1M LIBOR +0.40%	03/21/19	539	—	(26)
Gemalto NV (E)	BOA	1M LIBOR +0.35%	12/18/18	259	—	11
GKN Plc (E)	BOA	1M LIBOR +1.60%	03/22/19	2,399	—	181
Linde Group (E)	BOA	1M LIBOR +0.35%	03/19/19	2,796	—	(277)
Sky Plc (E)	BOA	1M LIBOR +0.45%	07/16/18	6,503	—	2,890
Abertis Infrastructure SA (E)	JPM	3M LIBOR +0.40%	03/25/19	4,969	—	14
Aetna Inc. (E)	JPM	3M LIBOR +0.30%	03/08/19	5,240	—	(267)
Gemalto NV (E)	JPM	3M LIBOR +0.48%	02/22/19	3,466	—	84
Mantra Group Ltd. (E)	JPM	3M LIBOR +0.40%	03/07/19	1,361	—	5
Sky Plc (E)	JPM	3M LIBOR +0.30%	03/21/19	407	—	(4)
TDC A/S (E)	JPM	3M LIBOR +0.75%	03/22/19	4,127	—	33
UBM Plc (E)	JPM	3M LIBOR +0.30%	03/22/19	1,943	—	58
XL Group Ltd. (E)	JPM	3M LIBOR +0.30%	03/26/19	1,018	—	(9)
					—	2,718

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - paying return
COMMON STOCKS
Brookfield Property Partners LP (Q)	BOA	1M LIBOR -10.50%	03/29/19	(85)	—	1
CIGNA Corp. (Q)	BOA	1M LIBOR -0.40%	03/21/19	(299)	—	(4)
Praxair, Inc. (Q)	BOA	1M LIBOR -0.40%	03/19/19	(1,087)	—	104
Informa Plc (Q)	JPM	3M LIBOR -0.40%	03/22/19	(1,609)	—	(51)
Melrose Industries Plc (Q)	JPM	3M LIBOR -1.02%	03/19/19	(1,695)	—	(107)
					—	(57)

OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity[2]	Counterparty	Rate Received by Fund	Expiration	Notional [1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Short Equity Securities (M)	MSC	Federal Funds Effective Rate	05/02/19	129,427	(131,033)	(1,752)

	Shares	Value ($)
Reference Entity - Short Equity Securities
Consumer Discretionary
Advance Auto Parts Inc.	(12)	(1,446)
Amazon.com Inc.	(1)	(1,896)
CarMax Inc.	(33)	(2,050)
Cheesecake Factory Inc.	(5)	(251)
Chipotle Mexican Grill Inc.	(4)	(1,325)
Dorman Products Inc.	(2)	(113)
Genuine Parts Co.	(14)	(1,258)
G-III Apparel Group Ltd.	(8)	(294)
IMAX Corp.	(32)	(605)
LCI Industries	(9)	(896)
Leggett & Platt Inc.	(29)	(1,300)
Liberty Broadband Corp. - Class A	(4)	(305)
Liberty Broadband Corp. - Class C	(8)	(668)
LKQ Corp.	(19)	(725)
Mohawk Industries Inc.	(4)	(1,010)
Monro Muffler Brake Inc.	(16)	(842)
Murphy USA Inc.	(4)	(284)
Newell Brands Inc.	(78)	(1,975)
Nike Inc.	(29)	(1,894)
O'Reilly Automotive Inc.	(4)	(1,002)
Papa John's International Inc.	(9)	(539)
Pool Corp.	(5)	(746)
Starbucks Corp.	(29)	(1,685)
Tesla Motors Inc.	(6)	(1,560)
TJX Cos. Inc.	(14)	(1,150)
Ulta Beauty Inc.	(9)	(1,767)
Under Armour Inc. - Class C	(143)	(2,055)
Wayfair Inc. - Class A	(4)	(284)
		(29,925)
Consumer Staples
B&G Foods Inc.	(30)	(718)
Casey's General Stores Inc.	(10)	(1,131)
Coty Inc.	(92)	(1,680)
Kraft Heinz Foods Co.	(23)	(1,420)
PriceSmart Inc.	(7)	(618)
		(5,567)
Energy
Callon Petroleum Co.	(98)	(1,294)
Centennial Resource Development Inc. - Class A	(70)	(1,277)
Cheniere Energy Inc.	(8)	(422)
Diamondback Energy Inc.	(15)	(1,898)
Enbridge Inc.	(60)	(1,894)
Extraction Oil & Gas Inc.	(69)	(786)
Franks International NV	(110)	(599)
Gulfport Energy Corp.	(85)	(820)
Matador Resources Co.	(35)	(1,032)
Parsley Energy Inc.	(67)	(1,934)
Pembina Pipeline Corp.	(21)	(643)
Targa Resources Corp.	(41)	(1,808)
US Silica Holdings Inc.	(18)	(464)
		(14,871)
	Shares	Value ($)
Financials
Alleghany Corp.	—	(147)
Brookfield Asset Management Inc.	(41)	(1,611)
Charles Schwab Corp.	(4)	(225)
Cincinnati Financial Corp.	(5)	(386)
Erie Indemnity Co. - Class A	(2)	(259)
Financial Engines Inc.	(12)	(427)
First Financial Bankshares Inc.	(5)	(245)
First Republic Bank	(15)	(1,361)
Home BancShares Inc.	(12)	(283)
Markel Corp.	(2)	(1,925)
MarketAxess Holdings Inc.	(9)	(1,946)
Mercury General Corp.	(15)	(674)
RLI Corp.	(11)	(710)
TFS Financial Corp.	(39)	(577)
United Bankshares Inc.	(52)	(1,829)
WisdomTree Investments Inc.	(66)	(608)
		(13,213)
Health Care
Acadia Pharmaceuticals Inc.	(49)	(1,108)
Agios Pharmaceuticals Inc.	(18)	(1,456)
Avexis Inc.	(9)	(1,125)
Bluebird Bio Inc.	(1)	(154)
Boston Scientific Corp.	(15)	(399)
Clovis Oncolofy Inc.	(13)	(660)
Dentsply Sirona Inc.	(29)	(1,474)
Dexcom Inc.	(29)	(2,114)
Intercept Pharmaceuticals Inc.	(12)	(757)
Intrexon Corp.	(9)	(138)
Medicines Co.	(32)	(1,044)
Nevro Corp.	(14)	(1,231)
NuVasive Inc.	(13)	(700)
Penumbra Inc.	(7)	(763)
Qiagen NV	(5)	(165)
Sage Therapeutics Inc.	(4)	(636)
Seattle Genetics Inc.	(2)	(126)
Stryker Corp.	(6)	(1,014)
Tesaro Inc.	(23)	(1,331)
Ultragenyx Pharmaceutical Inc.	(25)	(1,275)
		(17,670)
Industrials
ABM Industries Inc.	(33)	(1,115)
Allegiant Travel Co.	(8)	(1,380)
Canadian National Railway Co.	(17)	(1,251)
Carlisle Cos. Inc.	(3)	(303)
General Electric Co.	(57)	(767)
Healthcare Services Group Inc.	(4)	(157)
IHS Markit Ltd.	(19)	(931)
JBT Corp.	(3)	(329)
Johnson Controls International Plc	(50)	(1,769)
Macquarie Infrastructure Corp.	(9)	(332)
Middleby Corp.	(5)	(619)
NOW Inc.	(57)	(577)
Ritchie Bros. Auctioneers Inc.	(50)	(1,570)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares	Value ($)
Industrials (continued)
Spirit Airlines Inc.	(11)	(412)
Wabtec Corp.	(25)	(2,011)
		(13,523)
Information Technology
3D Systems Corp.	(19)	(224)
Advanced Micro Devices Inc.	(97)	(970)
Analog Devices Inc.	(5)	(447)
Autodesk Inc.	(7)	(917)
Cognex Corp.	(12)	(645)
Diebold Nixdorf Inc.	(38)	(584)
Dolby Laboratories Inc. - Class A	(4)	(248)
Ellie Mae Inc.	(17)	(1,554)
Gartner Inc.	(17)	(1,952)
II-VI Inc.	(12)	(479)
Integrated Device Technology Inc.	(24)	(746)
MACOM Technology Solutions Holdings Inc.	(31)	(513)
Monolithic Power Systems Inc.	(10)	(1,123)
Pandora Media Inc.	(132)	(665)
Shopify Inc.	(6)	(685)
SunPower Corp.	(32)	(258)
SYNNEX Corp.	(6)	(710)
Tyler Technologies Inc.	—	(95)
ViaSat Inc.	(24)	(1,577)
Zendesk Inc.	(6)	(306)
		(14,698)
	Shares	Value ($)
Materials
Compass Minerals International Inc.	(16)	(983)
Ecolab Inc.	(14)	(1,892)
Martin Marietta Materials Inc.	(10)	(1,980)
NewMarket Corp.	(2)	(635)
RPM International Inc.	(20)	(930)
Valvoline Inc.	(18)	(401)
Vulcan Materials Co.	(17)	(1,929)
		(8,750)
Real Estate
American Campus Communities Inc.	(31)	(1,197)
Education Realty Trust Inc.	(37)	(1,222)
Healthcare Realty Trust Inc.	(24)	(662)
Howard Hughes Corp.	(13)	(1,753)
Hudson Pacific Properties Inc.	(39)	(1,272)
Mack-Cali Realty Corp.	(37)	(625)
Mid-America Apartment Communities Inc.	(6)	(502)
Omega Healthcare Investors Inc.	(34)	(919)
Ventas Inc.	(8)	(411)
Vornado Realty LP	(29)	(1,958)
Welltower Inc.	(38)	(2,052)
		(12,573)
Utilities
Algonquin Power & Utilities Corp.	(25)	(243)
Total Reference Entity – Short Equity Securities		(131,033)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 97.8%
Consumer Discretionary 10.7%
Advance Auto Parts Inc.	49	5,809
Aptiv Plc	29	2,464
AutoNation Inc. (a) (b)	82	3,822
BorgWarner Inc.	97	4,892
CBS Corp. - Class B	66	3,371
Cinemark Holdings Inc.	143	5,394
Darden Restaurants Inc.	57	4,834
Delphi Technologies Plc	9	429
Expedia Inc.	38	4,196
Foot Locker Inc.	84	3,825
Goodyear Tire & Rubber Co.	122	3,243
HanesBrands Inc. (b)	200	3,684
Hasbro Inc.	111	9,383
Interpublic Group of Cos. Inc.	146	3,359
John Wiley & Sons Inc. - Class A	102	6,529
Live Nation Inc. (a)	117	4,930
Ross Stores Inc.	58	4,523
Sally Beauty Holdings Inc. (a) (b)	259	4,261
Service Corp. International	130	4,906
Tiffany & Co.	50	4,897
Tractor Supply Co.	87	5,483
Ulta Beauty Inc. (a)	29	5,822
VF Corp.	45	3,365
		103,421
Consumer Staples 9.7%
Archer-Daniels-Midland Co.	225	9,757
Blue Buffalo Pet Products Inc. (a)	238	9,481
Campbell Soup Co.	88	3,811
Casey's General Stores Inc.	40	4,391
Flowers Foods Inc.	404	8,842
Hormel Foods Corp. (b)	360	12,345
Ingredion Inc.	41	5,286
JM Smucker Co.	53	6,573
Kroger Co.	214	5,133
McCormick & Co. Inc.	55	5,851
Molson Coors Brewing Co. - Class B	101	7,646
Sysco Corp.	103	6,186
TreeHouse Foods Inc. (a)	113	4,344
US Foods Holding Corp. (a)	124	4,063
		93,709
Energy 3.6%
Cimarex Energy Co.	45	4,235
Core Laboratories NV (b)	39	4,221
Devon Energy Corp.	155	4,927
Energen Corp. (a)	67	4,222
Newfield Exploration Co. (a)	94	2,295
Parsley Energy Inc. - Class A (a)	369	10,709
PDC Energy Inc. (a)	80	3,899
		34,508
Financials 15.8%
Affiliated Managers Group Inc.	27	5,119
Aflac Inc.	116	5,068
Alleghany Corp.	13	8,050
Allstate Corp.	37	3,517
American Financial Group Inc.	37	4,179
Arch Capital Group Ltd. (a)	48	4,108
Arthur J Gallagher & Co.	198	13,588
Citizens Financial Group Inc.	131	5,503
Commerce Bancshares Inc.	81	4,853
Cullen/Frost Bankers Inc.	61	6,470
E*TRADE Financial Corp. (a)	101	5,580
Everest Re Group Ltd.	30	7,705
Fidelity National Financial Inc.	125	4,994
First Republic Bank	52	4,816
Hartford Financial Services Group Inc.	61	3,143
Lazard Ltd. - Class A	94	4,941
Markel Corp. (a)	5	5,381
Marsh & McLennan Cos. Inc.	36	3,002
Morningstar Inc.	29	2,722
Northern Trust Corp.	90	9,333
	Shares/Par[1]	Value ($)
Progressive Corp.	93	5,666
Prosperity Bancshares Inc.	84	6,101
Sterling Bancorp	140	3,157
SunTrust Banks Inc.	128	8,696
SVB Financial Group (a)	9	2,160
Synchrony Financial	90	3,018
Western Alliance Bancorp (a)	83	4,823
WR Berkley Corp.	97	7,053
		152,746
Health Care 14.0%
Alexion Pharmaceuticals Inc. (a)	36	4,013
AmerisourceBergen Corp.	52	4,483
BioMarin Pharmaceutical Inc. (a)	56	4,540
Bio-Rad Laboratories Inc. - Class A (a)	10	2,501
Catalent Inc. (a)	139	5,728
Cooper Cos. Inc.	27	6,247
Dentsply Sirona Inc.	225	11,345
Edwards Lifesciences Corp. (a)	38	5,302
HCA Healthcare Inc.	43	4,171
Henry Schein Inc. (a)	63	4,201
Hologic Inc. (a)	137	5,111
ICON Plc (a)	26	3,072
Integra LifeSciences Holdings Corp. (a)	178	9,851
Laboratory Corp. of America Holdings (a)	52	8,411
Masimo Corp. (a)	27	2,331
Medidata Solutions Inc. (a)	70	4,365
NuVasive Inc. (a)	98	5,143
Perrigo Co. Plc	61	5,092
Premier Inc. - Class A (a)	123	3,851
Quest Diagnostics Inc.	62	6,176
Steris Plc	85	7,889
Syneos Health Inc. - Class A (a)	57	2,024
Varian Medical Systems Inc. (a)	28	3,434
Veeva Systems Inc. - Class A (a)	74	5,440
Vertex Pharmaceuticals Inc. (a)	14	2,314
Waters Corp. (a)	40	7,946
		134,981
Industrials 15.1%
Acuity Brands Inc.	21	2,923
AGCO Corp.	71	4,617
Air Lease Corp. - Class A	89	3,793
Alaska Air Group Inc.	68	4,213
AMETEK Inc.	161	12,269
Ardagh Group SA - Class A	162	3,026
Colfax Corp. (a)	101	3,209
Dover Corp.	28	2,701
Gates Industrial Corp. Plc (a)	289	5,062
Harris Corp.	32	5,161
Hubbell Inc.	26	3,202
IDEX Corp.	27	3,791
Ingersoll-Rand Plc	114	9,717
Landstar System Inc.	39	4,287
Masonite International Corp. (a)	40	2,454
Nordson Corp.	64	8,726
Owens Corning Inc.	36	2,916
PACCAR Inc.	73	4,857
Parker Hannifin Corp.	10	1,717
Quanta Services Inc. (a)	156	5,355
Republic Services Inc.	62	4,073
Ritchie Bros. Auctioneers Inc.	194	6,121
Rockwell Automation Inc.	21	3,658
Stericycle Inc. (a)	88	5,180
Teledyne Technologies Inc. (a)	22	4,118
Textron Inc.	111	6,534
Verisk Analytics Inc. (a)	67	6,999
WABCO Holdings Inc. (a)	31	4,150
Wabtec Corp. (b)	102	8,343
Xylem Inc.	38	2,936
		146,108
Information Technology 17.7%
Akamai Technologies Inc. (a)	39	2,733
Alliance Data Systems Corp.	14	2,980
Amdocs Ltd.	78	5,204
Ansys Inc. (a)	34	5,327

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
ARRIS International Plc (a)	128	3,390
Aspen Technology Inc. (a)	67	5,286
Autodesk Inc. (a)	36	4,521
Black Knight Inc. (a)	71	3,368
Blackbaud Inc.	58	5,854
CDW Corp.	73	5,133
Check Point Software Technologies Ltd. (a)	42	4,172
DXC Technology Co.	55	5,557
Electronics for Imaging Inc. (a)	105	2,870
Fidelity National Information Services Inc.	60	5,753
Flextronics International Ltd. (a)	319	5,207
Guidewire Software Inc. (a)	55	4,405
Hewlett Packard Enterprise Co.	296	5,186
IPG Photonics Corp. (a)	19	4,434
Keysight Technologies Inc. (a)	106	5,543
LogMeIn Inc.	36	4,102
MAXIMUS Inc.	67	4,441
Motorola Solutions Inc.	55	5,827
Nuance Communications Inc. (a)	244	3,851
Okta Inc. - Class A (a)	91	3,614
Palo Alto Networks Inc. (a)	76	13,705
Red Hat Inc. (a)	73	10,839
Splunk Inc. (a)	103	10,183
Synopsys Inc. (a)	76	6,285
Tableau Software Inc. - Class A (a)	66	5,334
WEX Inc. (a)	24	3,759
Workday Inc. - Class A (a)	58	7,372
Xilinx Inc.	70	5,057
		171,292
Materials 5.5%
AptarGroup Inc.	166	14,946
Avery Dennison Corp.	13	1,432
Berry Global Group Inc. (a)	85	4,659
Celanese Corp. - Class A	41	4,109
Crown Holdings Inc. (a)	61	3,112
Eastman Chemical Co.	53	5,585
International Flavors & Fragrances Inc.	36	4,898
Packaging Corp. of America	37	4,147
Reliance Steel & Aluminum Co.	83	7,139
Valvoline Inc.	125	2,766
		52,793
Real Estate 3.4%
Alexandria Real Estate Equities Inc.	45	5,620
Jones Lang LaSalle Inc.	27	4,715
Lamar Advertising Co. - Class A	74	4,724
Liberty Property Trust	74	2,940
National Retail Properties Inc.	141	5,518
Starwood Property Trust Inc.	270	5,656
Vornado Realty Trust	48	3,230
		32,403
Utilities 2.3%
Alliant Energy Corp.	85	3,481
Ameren Corp.	70	3,964
DTE Energy Co.	62	6,497
Eversource Energy	79	4,655
Xcel Energy Inc.	85	3,845
		22,442
Total Common Stocks (cost $839,298)		944,403
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	23,379	23,379
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	4,757	4,757
Total Short Term Investments (cost $28,136)		28,136
Total Investments 100.7% (cost $867,434)		972,539
Other Assets and Liabilities, Net (0.7)%		(6,644)
Total Net Assets 100.0%		965,895

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.5%
Consumer Discretionary 13.8%
Asbury Automotive Group Inc. (a)	9	584
At Home Group Inc. (a)	162	5,175
Big Lots Inc. (b)	46	2,017
Bloomin' Brands Inc.	82	1,989
Bright Horizons Family Solutions Inc. (a)	58	5,785
Brunswick Corp.	67	3,958
Burlington Stores Inc. (a)	37	4,873
Camping World Holdings Inc. - Class A	111	3,586
Chegg Inc. (a)	207	4,285
Childrens Place Retail Stores Inc.	15	2,036
Churchill Downs Inc.	12	2,839
Chuy's Holdings Inc. (a)	212	5,547
Crocs Inc. (a)	36	583
Delphi Technologies Plc	79	3,770
Eldorado Resorts Inc. (a) (b)	99	3,267
Five Below Inc. (a)	49	3,608
Floor & Decor Holdings Inc. (a)	48	2,504
Grand Canyon Education Inc. (a)	155	16,222
Gray Television Inc. (a)	135	1,718
Hilton Grand Vacations Inc. (a)	241	10,388
ILG Inc.	73	2,261
IMAX Corp. (a)	158	3,025
International Game Technology Plc	249	6,664
Johnson Outdoors Inc. - Class A	6	343
La-Z-Boy Inc.	5	156
LCI Industries	36	3,740
Lithia Motors Inc. - Class A	55	5,580
Lululemon Athletica Inc. (a)	79	7,031
Malibu Boats Inc. - Class A (a)	77	2,557
Marine Products Corp.	22	305
Marriott Vacations Worldwide Corp.	18	2,342
MCBC Holdings Inc. (a)	42	1,070
MDC Partners Inc. - Class A (a)	135	973
Modine Manufacturing Co. (a)	148	3,141
Monro Inc.	61	3,279
NexStar Media Group Inc. - Class A	75	5,008
NutriSystem Inc.	63	1,692
Ollie's Bargain Outlet Holdings Inc. (a)	105	6,354
PetMed Express Inc. (b)	19	792
Planet Fitness Inc. - Class A (a)	210	7,928
Red Rock Resorts Inc. - Class A	116	3,391
RH (a) (b)	8	728
Ruth's Hospitality Group Inc.	8	194
Sinclair Broadcast Group Inc. - Class A (b)	267	8,350
Six Flags Entertainment Corp.	69	4,288
Sleep Number Corp. (a)	10	336
SodaStream International Ltd. (a)	170	15,645
Steven Madden Ltd.	120	5,283
Strayer Education Inc.	101	10,248
Tenneco Inc.	34	1,876
Texas Roadhouse Inc.	19	1,124
Tronc Inc. (a)	3	48
Vail Resorts Inc.	49	10,778
Visteon Corp. (a)	21	2,332
Weight Watchers International Inc. (a)	106	6,778
Wendy's Co.	757	13,284
Wingstop Inc.	219	10,323
Wolverine World Wide Inc.	28	803
World Wrestling Entertainment Inc. - Class A	14	494
Zagg Inc. (a)	9	109
		245,387
Consumer Staples 2.0%
Boston Beer Co. Inc. - Class A (a)	4	817
Calavo Growers Inc. (b)	66	6,090
Central Garden & Pet Co. - Class A (a)	164	6,479
Chefs' Warehouse Inc. (a)	33	755
Freshpet Inc. (a) (b)	151	2,477
Medifast Inc.	6	516
Nomad Holdings Ltd. (a)	549	8,639
Performance Food Group Co. (a)	64	1,907
	Shares/Par[1]	Value ($)
Pinnacle Foods Inc.	109	5,906
Sanderson Farms Inc.	4	463
USANA Health Sciences Inc. (a)	12	1,027
		35,076
Energy 1.0%
Abraxas Petroleum Corp. (a)	57	126
Delek US Holdings Inc.	23	955
Diamondback Energy Inc. (a)	69	8,692
Evolution Petroleum Corp.	25	205
Exterran Corp. (a)	8	206
Fairmount Santrol Holdings Inc. (a) (b)	26	110
Mammoth Energy Services Inc. (a)	1	48
McDermott International Inc. (a)	78	473
ProPetro Holding Corp. (a)	31	493
RSP Permian Inc. (a)	133	6,249
Smart Sand Inc. (a) (b)	18	106
Solaris Oilfield Infrastructure Inc. - Class A (a) (b)	19	317
		17,980
Financials 5.8%
Ameris Bancorp	38	1,993
Bank of NT Butterfield & Son Ltd.	19	862
BrightSphere Investment Group Plc	213	3,353
Cathay General Bancorp	10	384
Chemical Financial Corp.	61	3,342
Eagle Bancorp Inc. (a)	10	572
East West Bancorp Inc.	150	9,365
Essent Group Ltd. (a)	80	3,418
Evercore Inc. - Class A	18	1,567
Federal Agricultural Mortgage Corp. - Class C	6	492
GSV Capital Corp. (a) (b)	161	1,215
Health Insurance Innovations Inc. - Class A (a) (b)	10	290
Heritage Insurance Holdings Inc. (b)	188	2,852
Home Bancshares Inc.	222	5,054
Kinsale Capital Group Inc.	67	3,442
LendingTree Inc. (a) (b)	23	7,688
MarketAxess Holdings Inc.	9	2,041
Oppenheimer Holdings Inc. - Class A	25	644
Pacific Premier Bancorp Inc. (a)	50	2,022
Pinnacle Financial Partners Inc.	70	4,464
Preferred Bank	27	1,702
Primerica Inc.	28	2,742
Riverview Bancorp Inc.	25	233
Safeguard Scientifics Inc. (a)	173	2,119
ServisFirst Bancshares Inc.	45	1,843
Texas Capital Bancshares Inc. (a)	63	5,708
Third Point Reinsurance Ltd. (a)	130	1,816
Universal Insurance Holdings Inc.	54	1,711
Victory Capital Holdings Inc. - Class A (a) (b)	299	3,672
Waddell & Reed Financial Inc. - Class A	57	1,160
Walker & Dunlop Inc.	91	5,422
Western Alliance Bancorp (a)	354	20,621
		103,809
Health Care 21.8%
Acceleron Pharma Inc. (a)	93	3,634
Agenus Inc. (a) (b)	85	401
Agios Pharmaceuticals Inc. (a)	55	4,508
Aimmune Therapeutics Inc. (a) (b)	81	2,572
Align Technology Inc. (a)	13	3,229
Almost Family Inc. (a)	26	1,440
Amicus Therapeutics Inc. (a) (b)	399	5,997
AMN Healthcare Services Inc. (a)	29	1,639
AnaptysBio Inc. (a)	14	1,435
AngioDynamics Inc. (a)	304	5,236
ANI Pharmaceuticals Inc. (a)	18	1,037
Argenx SE - ADR (a)	29	2,341
Array BioPharma Inc. (a)	64	1,050
athenahealth Inc. (a)	26	3,719
Audentes Therapeutics Inc. (a)	55	1,649
Bio-Rad Laboratories Inc. - Class A (a)	17	4,251
Bluebird Bio Inc. (a)	41	7,119
Blueprint Medicines Corp. (a)	59	5,381
Cardiovascular Systems Inc. (a)	140	3,081
Catalent Inc. (a)	56	2,315
Celyad SA - ADR (a) (b)	39	1,338

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Chemed Corp.	20	5,439
Clovis Oncology Inc. (a)	45	2,379
Conmed Corp.	108	6,814
Cooper Cos. Inc.	20	4,613
Corvel Corp. (a)	3	130
CRISPR Therapeutics AG (a) (b)	42	1,920
Cutera Inc. (a)	9	441
CytomX Therapeutics Inc. (a)	80	2,265
Eagle Pharmaceuticals Inc. (a) (b)	270	14,241
Editas Medicine Inc. (a)	34	1,140
Emergent BioSolutions Inc. (a)	36	1,875
Enanta Pharmaceuticals Inc. (a)	53	4,365
Ensign Group Inc.	333	8,750
Evolent Health Inc. - Class A (a) (b)	323	4,609
Exact Sciences Corp. (a)	301	12,144
Five Prime Therapeutics Inc. (a)	132	2,274
Global Blood Therapeutics Inc. (a)	41	1,985
Globus Medical Inc. - Class A (a)	208	10,353
GW Pharmaceuticals Plc - ADS (a) (b)	37	4,160
Haemonetics Corp. (a)	19	1,371
Halozyme Therapeutics Inc. (a)	142	2,783
Halyard Health Inc. (a)	27	1,243
Harvard Bioscience Inc. (a)	594	2,972
HealthEquity Inc. (a)	237	14,335
HTG Molecular Diagnostics Inc. (a) (b)	383	1,387
Immunogen Inc. (a)	302	3,179
Immunomedics Inc. (a) (b)	372	5,438
Innoviva Inc. (a)	183	3,047
Inogen Inc. (a)	8	965
Insmed Inc. (a)	66	1,489
Insulet Corp. (a)	63	5,485
Intellia Therapeutics Inc. (a) (b)	53	1,128
Intersect ENT Inc. (a)	39	1,518
Invacare Corp.	313	5,453
Iovance Biotherapeutics Inc. (a)	290	4,897
iRhythm Technologies Inc. (a)	78	4,906
Ironwood Pharmaceuticals Inc. - Class A (a) (b)	374	5,764
Jounce Therapeutics Inc. (a) (b)	58	1,303
Keryx Biopharmaceuticals Inc. (a) (b)	189	774
LHC Group Inc. (a)	148	9,123
Ligand Pharmaceuticals Inc. (a)	151	24,895
Loxo Oncology Inc. (a)	52	6,010
MacroGenics Inc. (a)	101	2,549
Madrigal Pharmaceuticals Inc. (a) (b)	23	2,710
Magellan Health Services Inc. (a)	26	2,819
Masimo Corp. (a)	100	8,777
Medicines Co. (a) (b)	182	5,995
Merit Medical Systems Inc. (a)	15	676
Molina Healthcare Inc. (a)	18	1,449
Nektar Therapeutics (a)	73	7,848
NeoGenomics Inc. (a)	524	4,278
Novavax Inc. (a) (b)	68	143
Novocure Ltd. (a)	94	2,054
Oxford Immunotec Global Plc (a) (b)	246	3,058
Pacira Pharmaceuticals Inc. (a)	37	1,165
Penumbra Inc. (a)	70	8,067
Phibro Animal Health Corp. - Class A	31	1,216
PRA Health Sciences Inc. (a)	39	3,273
Prestige Brands Holdings Inc. (a)	115	3,890
Quidel Corp. (a)	44	2,256
Repligen Corp. (a)	58	2,106
Sage Therapeutics Inc. (a)	34	5,410
Sangamo Therapeutics Inc. (a)	75	1,413
Sarepta Therapeutics Inc. (a)	62	4,589
Sienna Biopharmaceuticals Inc. (a) (b)	48	911
SurModics Inc. (a)	10	380
Tactile Systems Technology Inc. (a) (b)	32	1,030
Teladoc Inc. (a) (b)	412	16,620
Tivity Health Inc. (a)	24	944
Veeva Systems Inc. - Class A (a)	76	5,581
Vital Therapies Inc. (a) (b)	523	3,560
WellCare Health Plans Inc. (a)	30	5,760
West Pharmaceutical Services Inc.	127	11,208
Wright Medical Group NV (a)	142	2,816
	Shares/Par[1]	Value ($)
Zogenix Inc. (a)	7	288
		387,573
Industrials 17.1%
Aerojet Rocketdyne Holdings Inc. (a)	78	2,194
Alamo Group Inc.	9	978
Albany International Corp. - Class A	67	4,222
Altra Holdings Inc.	119	5,488
American Woodmark Corp. (a)	10	938
Applied Industrial Technologies Inc.	14	1,025
ArcBest Corp.	25	800
Argan Inc.	3	122
Avis Budget Group Inc. (a) (b)	4	208
Axon Enterprise Inc. (a) (b)	272	10,685
Azul SA - ADR (a)	139	4,834
Barrett Business Services Inc.	3	249
Beacon Roofing Supply Inc. (a)	187	9,912
Brink's Co.	165	11,751
CAI International Inc. (a)	13	275
Cimpress NV (a) (b)	4	575
Commercial Vehicle Group Inc. (a)	91	702
CoStar Group Inc. (a)	45	16,486
Curtiss-Wright Corp.	13	1,783
DMC Global Inc.	175	4,692
Douglas Dynamics Inc.	147	6,375
Echo Global Logistics Inc. (a)	157	4,340
EMCOR Group Inc.	53	4,119
EnPro Industries Inc.	19	1,435
Exponent Inc.	10	762
Fortune Brands Home & Security Inc.	77	4,533
Gardner Denver Holdings Inc. (a)	159	4,870
Genco Shipping & Trading Ltd. (a)	24	340
Generac Holdings Inc. (a)	62	2,841
H&E Equipment Services Inc.	241	9,289
Harsco Corp. (a)	119	2,455
Hawaiian Holdings Inc.	18	687
HEICO Corp. - Class A	140	9,955
Herc Holdings Inc. (a)	115	7,488
Hexcel Corp.	161	10,397
Hillenbrand Inc.	51	2,348
InnerWorkings Inc. (a)	446	4,032
Insperity Inc.	30	2,072
John Bean Technologies Corp.	27	3,045
Kaman Corp.	106	6,611
Kennametal Inc.	547	21,957
Knight-Swift Transportation Holdings Inc. - Class A	289	13,313
Kornit Digital Ltd. (a) (b)	527	6,802
Lawson Products Inc. (a)	178	4,479
MasTec Inc. (a)	118	5,587
Meritor Inc. (a)	46	941
MSA Safety Inc.	16	1,296
NCI Building Systems Inc. (a)	70	1,236
On Assignment Inc. (a)	28	2,318
Patrick Industries Inc. (a)	43	2,651
Proto Labs Inc. (a)	40	4,698
Quad/Graphics Inc. - Class A	50	1,273
RBC Bearings Inc. (a)	34	4,263
Rush Enterprises Inc. - Class A (a)	177	7,520
Saia Inc. (a)	107	8,099
Simpson Manufacturing Co. Inc.	50	2,889
SiteOne Landscape Supply Inc. (a)	36	2,753
SP Plus Corp. (a)	6	220
Teledyne Technologies Inc. (a)	33	6,128
Tennant Co.	47	3,171
Textainer Group Holdings Ltd. (a)	79	1,334
Titan Machinery Inc. (a)	336	7,916
TransUnion LLC (a)	71	4,008
Trex Co. Inc. (a)	37	3,974
TriNet Group Inc. (a)	88	4,063
Triton International Ltd. - Class A	67	2,038
Vectrus Inc. (a)	51	1,913
Welbilt Inc. (a)	254	4,943
Woodward Governor Co.	25	1,764
XPO Logistics Inc. (a)	56	5,702
		305,162

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Information Technology 31.8%
2U Inc. (a)	158	13,355
Advanced Energy Industries Inc. (a)	137	8,764
Aerohive Networks Inc. (a)	433	1,748
Altair Engineering Inc. - Class A (a)	129	4,061
Amber Road Inc. (a)	426	3,792
Appfolio Inc. - Class A (a)	9	356
Apptio Inc. - Class A (a)	114	3,241
Black Knight Inc. (a)	340	16,006
Blackbaud Inc.	29	3,003
Blackline Inc. (a)	25	973
Box Inc. - Class A (a)	266	5,468
Brooks Automation Inc.	556	15,050
CACI International Inc. - Class A (a)	6	841
Carbonite Inc. (a)	310	8,945
Care.com Inc. (a)	287	4,664
CEVA Inc. (a)	42	1,520
Cirrus Logic Inc. (a)	79	3,193
Comtech Telecommunications Corp.	6	175
Cornerstone OnDemand Inc. (a)	187	7,314
Coupa Software Inc. (a)	135	6,143
Cypress Semiconductor Corp.	671	11,374
Diodes Inc. (a)	14	440
Ebix Inc.	61	4,516
Electro Scientific Industries Inc. (a)	54	1,044
Entegris Inc.	29	1,009
Envestnet Inc. (a)	64	3,679
EPAM Systems Inc. (a)	34	3,876
ePlus Inc. (a)	41	3,194
Etsy Inc. (a)	87	2,439
Euronet Worldwide Inc. (a)	201	15,841
Everbridge Inc. (a)	161	5,885
Extreme Networks (a)	405	4,483
Fair Isaac Corp. (a)	55	9,179
GoDaddy Inc. - Class A (a)	132	8,081
GrubHub Inc. (a) (b)	6	599
GTT Communications Inc. (a)	20	1,160
HubSpot Inc. (a) (b)	81	8,797
IAC/InterActiveCorp. (a)	16	2,576
Ichor Holdings Ltd. (a) (b)	35	840
II-VI Inc. (a)	120	4,926
InterXion Holding NV (a)	261	16,187
j2 Global Inc.	82	6,443
Kemet Corp. (a)	100	1,811
Limelight Networks Inc. (a)	507	2,086
Liquidity Services Inc. (a)	159	1,032
Littelfuse Inc.	87	18,084
LivePerson Inc. (a)	1,009	16,505
LogMeIn Inc.	205	23,609
Lumentum Holdings Inc. (a) (b)	196	12,464
MAXIMUS Inc.	53	3,543
Mellanox Technologies Ltd. (a)	70	5,102
Microsemi Corp. (a)	16	1,026
Mimecast Ltd. (a)	278	9,847
MINDBODY Inc. - Class A (a)	335	13,035
MKS Instruments Inc.	71	8,258
MobileIron Inc. (a)	35	172
MongoDB Inc. - Class A (a)	17	745
Monolithic Power Systems Inc.	139	16,137
Novanta Inc. (a)	7	347
Nutanix Inc. - Class A (a)	15	744
Okta Inc. - Class A (a)	144	5,762
OSI Systems Inc. (a)	105	6,830
Paycom Software Inc. (a)	107	11,436
Paylocity Holding Corp. (a)	172	8,795
Plantronics Inc.	59	3,545
Power Integrations Inc.	46	3,117
Progress Software Corp.	83	3,174
Proofpoint Inc. (a)	63	7,147
PROS Holdings Inc. (a)	95	3,144
Pure Storage Inc. - Class A (a)	115	2,292
Q2 Holdings Inc. (a)	141	6,406
Qualys Inc. (a)	41	3,024
QuinStreet Inc. (a)	92	1,178
	Shares/Par[1]	Value ($)
Rapid7 Inc. (a)	91	2,317
RealPage Inc. (a)	107	5,488
RingCentral Inc. - Class A (a)	273	17,289
Rogers Corp. (a)	29	3,475
Rudolph Technologies Inc. (a)	93	2,577
ServiceSource International Inc. (a)	117	448
SMART Global Holdings Inc. (a)	36	1,776
SPS Commerce Inc. (a)	110	7,059
Super Micro Computer Inc. (a)	51	875
Syntel Inc. (a)	88	2,252
Systemax Inc.	22	631
Take-Two Interactive Software Inc. (a)	62	6,085
TechTarget Inc. (a)	145	2,888
Tower Semiconductor Ltd. (a)	157	4,236
Trade Desk Inc. - Class A (a) (b)	70	3,459
Trimble Inc. (a)	138	4,962
Ultimate Software Group Inc. (a)	77	18,927
Ultra Clean Holdings Inc. (a)	10	190
Upland Software Inc. (a)	87	2,517
Varonis Systems Inc. (a)	1	52
Versum Materials Inc.	112	4,220
Viavi Solutions Inc. (a)	552	5,370
Virtusa Corp. (a)	132	6,394
Vishay Intertechnology Inc.	30	563
WEX Inc. (a)	81	12,750
Wix.com Ltd. (a) (b)	97	7,651
WNS Holdings Ltd. - ADR (a)	128	5,785
Yelp Inc. - Class A (a)	117	4,883
Zendesk Inc. (a)	108	5,191
Zscaler Inc. (a) (b)	28	789
		566,676
Materials 3.5%
Allegheny Technologies Inc. (a)	202	4,786
Ashland Global Holdings Inc.	177	12,383
Boise Cascade Co.	3	127
Chemours Co.	167	8,158
Eagle Materials Inc.	59	6,040
Ferro Corp. (a)	279	6,485
GCP Applied Technologies Inc. (a)	6	171
Ingevity Corp. (a)	6	447
KMG Chemicals Inc.	118	7,051
Koppers Holdings Inc. (a)	1	58
Kraton Corp. (a)	39	1,847
Kronos Worldwide Inc.	90	2,028
Louisiana-Pacific Corp.	104	2,985
Quaker Chemical Corp.	25	3,702
Schnitzer Steel Industries Inc. - Class A	53	1,729
Summit Materials Inc. - Class A (a)	62	1,875
SunCoke Energy Inc. (a)	34	363
Trinseo SA	26	1,898
Verso Corp. - Class A (a)	27	457
		62,590
Real Estate 0.5%
ARMOUR Residential REIT Inc. (b)	96	2,228
Chatham Lodging Trust	34	658
First Industrial Realty Trust Inc.	23	683
Invesco Mortgage Capital Inc.	11	179
Jernigan Capital Inc.	34	612
National Health Investors Inc.	8	565
PS Business Parks Inc.	7	757
RMR Group Inc. - Class A	8	528
STAG Industrial Inc.	119	2,854
		9,064
Telecommunication Services 0.1%
Boingo Wireless Inc. (a)	87	2,158
Vonage Holdings Corp. (a)	23	245
		2,403
Utilities 0.1%
American States Water Co.	9	480
California Water Service Group	8	281
		761
Total Common Stocks (cost $1,441,083)		1,736,481

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Dyax Corp. (a) (c)	143	458
Total Rights (cost $159)		458
SHORT TERM INVESTMENTS 7.8%
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 1.55% (d) (e)	45,006	45,006
Securities Lending Collateral 5.3%
Securities Lending Cash Collateral Fund LLC, 1.69% (d) (e)	93,678	93,678
Total Short Term Investments (cost $138,684)		138,684
Total Investments 105.3% (cost $1,579,926)		1,875,623
Other Assets and Liabilities, Net (5.3)%		(94,688)
Total Net Assets 100.0%		1,780,935

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 98.0%
Consumer Discretionary 13.7%
Abercrombie & Fitch Co. - Class A	15	368
Adtalem Global Education Inc. (a)	87	4,135
American Axle & Manufacturing Holdings Inc. (a)	76	1,152
American Eagle Outfitters Inc.	184	3,663
Beazer Homes USA Inc. (a)	54	854
Big Lots Inc. (b)	40	1,732
Bridgepoint Education Inc. (a)	73	491
Brinker International Inc. (b)	182	6,578
Brunswick Corp.	46	2,724
Buckle Inc. (b)	64	1,428
Caleres Inc.	86	2,898
Callaway Golf Co.	145	2,375
Career Education Corp. (a)	366	4,816
Childrens Place Retail Stores Inc.	10	1,305
Citi Trends Inc.	31	966
Conn's Inc. (a) (b)	69	2,361
Cooper-Standard Holding Inc. (a)	4	502
Deckers Outdoor Corp. (a)	16	1,425
Dillard's Inc. - Class A	16	1,323
Eldorado Resorts Inc. (a) (b)	114	3,768
Finish Line Inc. - Class A (b)	103	1,391
Flexsteel Industries Inc. (b)	13	526
Fox Factory Holding Corp. (a)	161	5,616
Gildan Activewear Inc.	484	13,994
Group 1 Automotive Inc.	29	1,901
Helen of Troy Ltd. (a)	158	13,755
Johnson Outdoors Inc. - Class A	39	2,437
KB Home	31	874
La-Z-Boy Inc.	9	281
LCI Industries	40	4,164
M/I Homes Inc. (a)	120	3,817
Malibu Boats Inc. - Class A (a)	165	5,483
Marriott Vacations Worldwide Corp.	14	1,914
MDC Partners Inc. - Class A (a)	76	546
Meredith Corp.	17	936
Modine Manufacturing Co. (a)	150	3,167
MSG Networks Inc. - Class A (a)	79	1,778
Nautilus Inc. (a)	734	9,875
New Home Co. Inc. (a)	132	1,464
Office Depot Inc.	316	678
Oxford Industries Inc.	13	985
Penske Automotive Group Inc.	61	2,726
Regis Corp. (a)	21	323
Skechers U.S.A. Inc. - Class A (a)	22	836
Stoneridge Inc. (a)	31	850
Superior Industries International Inc.	46	606
Tailored Brands Inc.	25	626
Tenneco Inc.	196	10,711
Tilly's Inc. - Class A	26	291
TopBuild Corp. (a)	35	2,677
Tower International Inc.	60	1,673
TRI Pointe Homes Inc. (a)	199	3,269
Tronc Inc. (a)	3	47
Tupperware Brands Corp.	25	1,185
VOXX International Corp. - Class A (a)	76	377
Williams-Sonoma Inc. (b)	129	6,773
Winnebago Industries Inc.	247	9,280
Zagg Inc. (a)	26	321
		163,017
Consumer Staples 2.5%
Andersons Inc.	171	5,673
Central Garden & Pet Co. - Class A (a)	85	3,341
Chefs' Warehouse Inc. (a)	10	229
Cott Corp.	40	584
Energizer Holdings Inc.	47	2,799
Ingles Markets Inc. - Class A	20	679
Ingredion Inc.	4	464
Limoneira Co.	12	273
Sanderson Farms Inc.	8	920
Supervalu Inc. (a) (b)	97	1,481
	Shares/Par[1]	Value ($)
TreeHouse Foods Inc. (a)	140	5,365
United Natural Foods Inc. (a)	130	5,625
Village Super Market Inc. - Class A	24	620
WD-40 Co.	11	1,448
		29,501
Energy 4.3%
Arch Coal Inc. - Class A	14	1,251
C&J Energy Services Inc. (a)	62	1,589
CVR Energy Inc. (b)	55	1,669
Delek US Holdings Inc.	115	4,696
Eclipse Resources Corp. (a)	557	802
Exterran Corp. (a)	53	1,406
Gulfport Energy Corp. (a)	145	1,401
Helix Energy Solutions Group Inc. (a)	163	943
Mammoth Energy Services Inc. (a)	5	148
Matador Resources Co. (a)	242	7,216
McDermott International Inc. (a)	400	2,434
Newpark Resources Inc. (a)	180	1,456
Oasis Petroleum Inc. (a)	90	733
Oil States International Inc. (a)	98	2,555
Pacific Ethanol Inc. (a)	100	301
Patterson-UTI Energy Inc.	151	2,641
PBF Energy Inc. - Class A	34	1,159
PDC Energy Inc. (a)	80	3,903
ProPetro Holding Corp. (a)	74	1,179
Renewable Energy Group Inc. (a) (b)	64	821
RSP Permian Inc. (a)	24	1,138
Sanchez Energy Corp. (a) (b)	483	1,512
SemGroup Corp. - Class A	21	451
Superior Energy Services Inc. (a)	233	1,970
Unit Corp. (a)	26	513
W&T Offshore Inc. (a)	684	3,029
World Fuel Services Corp.	183	4,502
		51,418
Financials 26.8%
1st Source Corp.	29	1,462
AG Mortgage Investment Trust Inc.	12	205
American Equity Investment Life Holding Co.	207	6,062
Anworth Mortgage Asset Corp.	212	1,016
Banc of California Inc.	48	934
BancFirst Corp.	22	1,188
BancorpSouth Bank	297	9,443
Bank of NT Butterfield & Son Ltd.	127	5,699
BofI Holding Inc. (a)	29	1,159
Cadence Bancorp LLC - Class A	76	2,057
Capitol Federal Financial Inc.	218	2,688
Carolina Financial Corp.	10	380
Cathay General Bancorp	260	10,385
CBTX Inc. (b)	105	3,092
City Holdings Co.	10	711
CNB Financial Corp.	18	533
CNO Financial Group Inc.	79	1,706
Columbia Banking System Inc.	74	3,119
Commerce Bancshares Inc.	161	9,634
ConnectOne Bancorp Inc.	266	7,681
Cowen Inc. - Class A (a) (b)	124	1,631
Enterprise Financial Services Corp.	110	5,173
Evercore Inc. - Class A	9	752
Farmers Capital Bank Corp.	5	206
FCB Financial Holdings Inc. - Class A (a)	18	904
Federal Agricultural Mortgage Corp. - Class C	35	3,051
First American Financial Corp.	81	4,764
First Commonwealth Financial Corp.	78	1,108
First Community Bancshares Inc.	12	360
First Financial Bancorp	179	5,248
First Interstate BancSystem Inc. - Class A	42	1,662
FirstCash Inc.	186	15,115
FNB Corp.	107	1,437
Great Western Bancorp Inc.	17	681
Hancock Holding Co.	117	6,050
Hanmi Financial Corp.	92	2,819
Hanover Insurance Group Inc.	20	2,355
Heritage Financial Corp.	78	2,389
Home Bancorp Inc.	8	352

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Hope Bancorp Inc.	103	1,867
Independent Bank Corp.	16	1,166
Investors Bancorp Inc.	231	3,157
James River Group Holdings Ltd.	116	4,130
Janus Henderson Group Plc	28	923
Kemper Corp.	12	675
Lakeland Financial Corp.	40	1,849
Live Oak Bancshares Inc.	202	5,614
LPL Financial Holdings Inc.	37	2,252
Macatawa Bank Corp.	48	496
MB Financial Inc.	98	3,969
Meridian Bancorp Inc.	282	5,673
Meta Financial Group Inc.	—	19
MFA Financial Inc.	87	653
MGIC Investment Corp. (a)	493	6,411
National Western Life Group Inc. - Class A	24	7,226
NMI Holdings Inc. - Class A (a)	171	2,836
Old Second Bancorp Inc.	57	798
Oppenheimer Holdings Inc. - Class A	39	1,004
Pacific Premier Bancorp Inc. (a)	4	149
PCSB Financial Corp. (a)	25	532
People's Utah Bancorp	12	393
Pinnacle Financial Partners Inc.	79	5,050
PRA Group Inc. (a) (b)	272	10,355
Preferred Bank	57	3,641
Prosperity Bancshares Inc.	61	4,418
Provident Financial Services Inc.	119	3,040
Radian Group Inc.	136	2,590
RBB Bancorp	8	212
Reinsurance Group of America Inc.	3	462
RenaissanceRe Holdings Ltd.	71	9,862
Renasant Corp.	27	1,158
Republic Bancorp Inc. - Class A	7	270
Riverview Bancorp Inc.	77	721
S&T Bancorp Inc.	37	1,472
Sandy Spring Bancorp Inc.	17	650
Seacoast Banking Corp. of Florida (a)	64	1,705
Shore Bancshares Inc.	18	343
Sierra Bancorp	15	388
State Bank Financial Corp.	51	1,541
Sterling Bancorp	36	816
Summit Financial Group Inc.	9	222
TCF Financial Corp.	718	16,377
Third Point Reinsurance Ltd. (a)	261	3,643
Tristate Capital Holdings Inc. (a)	189	4,399
Triumph Bancorp Inc. (a)	54	2,227
Two River Bancorp	9	161
UMB Financial Corp.	74	5,336
Umpqua Holdings Corp.	699	14,968
Universal Insurance Holdings Inc.	147	4,678
Validus Holdings Ltd.	29	1,945
Valley National Bancorp	273	3,399
Waddell & Reed Financial Inc. - Class A	282	5,693
Washington Federal Inc.	178	6,157
Waterstone Financial Inc.	213	3,678
Webster Financial Corp.	62	3,445
West Bancorp Inc.	17	424
Western Alliance Bancorp (a)	90	5,249
Wintrust Financial Corp.	106	9,087
WSFS Financial Corp.	31	1,504
		318,289
Health Care 7.6%
Acadia HealthCare Co. Inc. (a)	72	2,808
Acceleron Pharma Inc. (a)	14	539
Agenus Inc. (a) (b)	111	522
Allscripts-Misys Healthcare Solutions Inc. (a)	391	4,829
Analogic Corp.	10	950
AngioDynamics Inc. (a)	22	384
Bluebird Bio Inc. (a)	15	2,527
Charles River Laboratories International Inc. (a)	32	3,375
Collegium Pharmaceutical Inc. (a) (b)	17	438
Emergent BioSolutions Inc. (a)	53	2,802
Enanta Pharmaceuticals Inc. (a)	16	1,267
Endologix Inc. (a) (b)	494	2,090
	Shares/Par[1]	Value ($)
Global Blood Therapeutics Inc. (a)	10	470
Halyard Health Inc. (a)	90	4,139
Hill-Rom Holdings Inc.	109	9,553
Impax Laboratories Inc. (a)	17	337
Innoviva Inc. (a) (b)	184	3,071
Integer Holdings Corp. (a)	17	933
Lifepoint Health Inc. (a)	24	1,114
Magellan Health Services Inc. (a)	55	5,886
Medidata Solutions Inc. (a)	62	3,912
MEDNAX Inc. (a)	62	3,477
Novavax Inc. (a) (b)	662	1,391
Orthofix International NV (a)	15	858
Owens & Minor Inc.	58	902
Pacira Pharmaceuticals Inc. (a)	116	3,625
Prestige Brands Holdings Inc. (a)	84	2,828
PTC Therapeutics Inc. (a)	16	445
Spectrum Pharmaceuticals Inc. (a)	68	1,103
Syneos Health Inc. - Class A (a)	325	11,555
Teladoc Inc. (a) (b)	75	3,033
Tivity Health Inc. (a)	12	481
Triple-S Management Corp. - Class B (a)	71	1,844
Varex Imaging Corp. (a)	170	6,075
Zogenix Inc. (a)	21	831
		90,394
Industrials 17.4%
AAR Corp.	60	2,668
ACCO Brands Corp.	145	1,817
Actuant Corp. - Class A	274	6,364
Aerojet Rocketdyne Holdings Inc. (a)	25	694
Air Lease Corp. - Class A	232	9,892
Alamo Group Inc.	23	2,513
Amerco Inc.	7	2,500
Apogee Enterprises Inc.	22	962
Applied Industrial Technologies Inc.	12	862
ArcBest Corp.	40	1,283
Astronics Corp. (a)	87	3,247
Atkore International Group Inc. (a)	208	4,135
Briggs & Stratton Corp.	114	2,446
Colfax Corp. (a)	288	9,178
Covenant Transportation Group Inc. - Class A (a)	55	1,639
CRA International Inc.	22	1,175
DMC Global Inc.	21	575
Donaldson Co. Inc.	160	7,213
Echo Global Logistics Inc. (a)	34	932
EMCOR Group Inc.	70	5,445
Ennis Inc.	93	1,827
Esterline Technologies Corp. (a)	8	549
Forward Air Corp.	56	2,949
FTI Consulting Inc. (a)	70	3,379
GATX Corp.	14	945
Genco Shipping & Trading Ltd. (a) (b)	49	697
Generac Holdings Inc. (a)	70	3,235
Gorman-Rupp Co.	125	3,662
Greenbrier Cos. Inc. (b)	33	1,674
Harsco Corp. (a)	244	5,035
Hawaiian Holdings Inc.	66	2,568
Hertz Global Holdings Inc. (a) (b)	83	1,638
KBR Inc.	205	3,322
Kelly Services Inc. - Class A	81	2,361
Kennametal Inc.	74	2,957
Kforce Inc.	31	831
Kimball International Inc. - Class B	29	495
Knoll Inc.	200	4,041
Lawson Products Inc. (a)	6	144
Meritor Inc. (a)	149	3,057
Moog Inc. - Class A (a)	10	802
NL Industries Inc. (a) (b)	31	244
Northwest Pipe Co. (a)	16	269
NOW Inc. (a) (b)	854	8,728
PGT Innovations Inc. (a)	555	10,343
Quad/Graphics Inc. - Class A	94	2,393
Quanex Building Products Corp.	675	11,738
REV Group Inc. (b)	127	2,645
Rexnord Corp. (a)	37	1,085

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Rush Enterprises Inc. - Class A (a)	139	5,931
Safe Bulkers Inc. (a)	750	2,377
Saia Inc. (a)	10	778
SkyWest Inc.	21	1,126
SP Plus Corp. (a)	58	2,078
Spirit Airlines Inc. (a)	47	1,758
SPX Corp. (a)	136	4,432
Steelcase Inc. - Class A	977	13,288
Team Inc. (a) (b)	100	1,382
Teledyne Technologies Inc. (a)	9	1,705
Terex Corp.	31	1,175
Tetra Tech Inc.	102	4,978
Textainer Group Holdings Ltd. (a) (b)	81	1,365
Triton International Ltd. - Class A	38	1,176
Triumph Group Inc.	45	1,124
Twin Disc Inc. (a)	15	324
Vectrus Inc. (a)	72	2,664
Werner Enterprises Inc.	71	2,596
Woodward Governor Co.	109	7,847
		207,257
Information Technology 8.6%
ACI Worldwide Inc. (a)	201	4,771
Ambarella Inc. (a) (b)	32	1,573
Anixter International Inc. (a)	7	495
Bel Fuse Inc. - Class B	29	546
Belden Inc.	31	2,140
Benchmark Electronics Inc.	23	684
Blackberry Ltd. (a)	417	4,796
CACI International Inc. - Class A (a)	20	3,006
Cohu Inc.	423	9,653
Comtech Telecommunications Corp.	84	2,510
CSG Systems International Inc.	16	702
Diodes Inc. (a)	43	1,303
Dolby Laboratories Inc.	60	3,813
DSP Group Inc. (a)	25	292
Ebix Inc.	63	4,711
Electro Scientific Industries Inc. (a)	100	1,941
ePlus Inc. (a)	30	2,326
Etsy Inc. (a)	193	5,425
Finisar Corp. (a) (b)	128	2,027
GSI Technology Inc. (a)	19	144
Infinera Corp. (a)	153	1,657
Integrated Device Technology Inc. (a)	126	3,851
KVH Industries Inc. (a)	33	342
Manhattan Associates Inc. (a)	60	2,533
Mantech International Corp. - Class A	16	889
MTS Systems Corp.	97	5,036
NCR Corp. (a)	55	1,728
NetGear Inc. (a)	10	579
Photronics Inc. (a)	64	527
Plexus Corp. (a)	101	6,057
Progress Software Corp.	69	2,658
QAD Inc. - Class A	23	954
QuinStreet Inc. (a)	96	1,224
Semtech Corp. (a)	28	1,082
SMART Global Holdings Inc. (a)	52	2,603
SYNNEX Corp.	16	1,879
Systemax Inc.	38	1,093
Tech Data Corp. (a)	37	3,125
Teradata Corp. (a)	130	5,167
Teradyne Inc.	10	443
Verint Systems Inc. (a)	24	1,039
Vishay Intertechnology Inc.	282	5,250
		102,574
Materials 5.7%
Advanced Emissions Solutions Inc. (b)	34	387
AdvanSix Inc. (a)	78	2,701
Allegheny Technologies Inc. (a)	40	929
Boise Cascade Co.	16	611
Chemours Co.	21	1,009
Cleveland-Cliffs Inc. (a) (b)	249	1,733
Commercial Metals Co.	205	4,195
Domtar Corp.	48	2,027
Graphic Packaging Holding Co.	186	2,862
	Shares/Par[1]	Value ($)
HB Fuller Co.	158	7,867
Kronos Worldwide Inc.	62	1,406
Louisiana-Pacific Corp.	37	1,070
Olin Corp.	22	681
Owens-Illinois Inc. (a)	182	3,942
PolyOne Corp.	84	3,585
Reliance Steel & Aluminum Co.	90	7,699
Ryerson Holding Corp. (a)	137	1,115
Schnitzer Steel Industries Inc. - Class A	135	4,369
Schweitzer-Mauduit International Inc.	367	14,372
Steel Dynamics Inc.	11	473
Tronox Ltd. - Class A	186	3,413
Valhi Inc.	84	506
Verso Corp. - Class A (a)	29	480
Warrior Met Coal Inc. (b)	11	309
		67,741
Real Estate 6.9%
Americold Realty Trust	157	2,994
ARMOUR Residential REIT Inc. (b)	148	3,456
Ashford Hospitality Prime Inc.	94	915
Ashford Hospitality Trust Inc.	219	1,418
Brandywine Realty Trust	67	1,062
Brixmor Property Group Inc.	197	3,001
Chatham Lodging Trust	108	2,072
Chesapeake Lodging Trust	126	3,505
Consolidated-Tomoka Land Co.	8	500
CubeSmart	134	3,771
DiamondRock Hospitality Co.	241	2,511
Education Realty Trust Inc.	64	2,110
First Industrial Realty Trust Inc.	42	1,230
Four Corners Property Trust Inc.	191	4,411
Getty Realty Corp.	129	3,263
Gramercy Property Trust	187	4,067
Healthcare Realty Trust Inc.	26	713
HFF Inc. - Class A	46	2,296
Highwoods Properties Inc.	20	880
InfraREIT Inc.	51	992
Invesco Mortgage Capital Inc.	287	4,704
Jernigan Capital Inc. (b)	10	188
Kite Realty Group Trust	47	716
Lexington Realty Trust	198	1,555
Mack-Cali Realty Corp.	105	1,762
New Senior Investment Group Inc.	137	1,125
One Liberty Properties Inc. (b)	24	530
Pebblebrook Hotel Trust (b)	73	2,519
Physicians Realty Trust	275	4,282
PS Business Parks Inc.	29	3,284
QTS Realty Trust Inc. - Class A	35	1,284
RLJ Lodging Trust	30	584
Sun Communities Inc.	28	2,572
Sunstone Hotel Investors Inc.	330	5,019
Terreno Realty Corp	47	1,629
Xenia Hotels & Resorts Inc.	240	4,734
		81,654
Telecommunication Services 0.2%
Iridium Communications Inc. (a) (b)	136	1,532
pdvWireless Inc. (a) (b)	13	380
Spok Holdings Inc.	26	390
Telephone & Data Systems Inc.	19	534
		2,836
Utilities 4.3%
Allete Inc.	31	2,194
American States Water Co.	26	1,403
Avista Corp.	22	1,151
California Water Service Group	34	1,254
Chesapeake Utilities Corp.	69	4,838
Connecticut Water Services Inc.	22	1,324
El Paso Electric Co.	69	3,511
IDACORP Inc.	41	3,620
Middlesex Water Co.	67	2,476
New Jersey Resources Corp.	65	2,592
ONE Gas Inc.	31	2,075
Ormat Technologies Inc.	92	5,163
Otter Tail Corp.	39	1,704

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
PNM Resources Inc.	129	4,953
Portland General Electric Co.	124	5,017
SJW Corp.	40	2,104
Southwest Gas Corp.	26	1,729
Spire Inc.	34	2,484
Unitil Corp.	9	423
WGL Holdings Inc.	17	1,391
		51,406
Total Common Stocks (cost $1,078,085)		1,166,087
SHORT TERM INVESTMENTS 6.5%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	28,263	28,263
Securities Lending Collateral 4.1%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	49,027	49,027
Total Short Term Investments (cost $77,290)		77,290
Total Investments 104.5% (cost $1,155,375)		1,243,377
Other Assets and Liabilities, Net (4.5)%		(53,203)
Total Net Assets 100.0%		1,190,174

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 17.1%
Accredited Mortgage Loan Trust
Series 2005-A2D-4, REMIC, 2.19%, (1M US LIBOR + 0.32%), 12/25/35 (b)	63	62
Series 2006-A4-1, REMIC, 2.15%, (1M US LIBOR + 0.28%), 04/25/36 (b)	1,999	1,883
ACE Securities Corp. Home Equity Loan Trust
Series 2005-M3-HE3, REMIC, 2.58%, (1M US LIBOR + 0.71%), 05/25/35 (b)	4,600	4,686
Aegis Asset Backed Securities Trust
Series 2005-M2-3, REMIC, 2.35%, (1M US LIBOR + 0.48%), 08/25/35 (b)	3,090	3,135
Ally Auto Receivables Trust
Series 2017-A2-3, 1.53%, 02/15/19	1,123	1,119
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-R7, REMIC, 2.37%, (1M US LIBOR + 0.50%), 09/25/35 (b)	1,480	1,495
Series 2005-M3-R8, REMIC, 2.38%, (1M US LIBOR + 0.51%), 10/25/35 (b)	1,305	1,307
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M1-W10, REMIC, 2.77%, (1M US LIBOR + 0.90%), 10/25/34 (b)	427	421
Series 2005-M1-W2, REMIC, 2.36%, (1M US LIBOR + 0.49%), 10/25/35 (b)	3,020	3,038
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2006-A3-HE1, REMIC, 2.07%, (1M US LIBOR + 0.20%), 01/25/36 (b)	37	37
Asset-Backed Pass-Through Certificates
Series 2004-A1A-R2, REMIC, 2.56%, (1M US LIBOR + 0.69%), 04/25/34 (b)	141	142
Bear Stearns Asset Backed Securities I Trust
Series 2005-M1-TC1, REMIC, 2.53%, (1M US LIBOR + 0.66%), 05/25/35 (b)	199	200
Series 2005-M1-AQ2, REMIC, 2.61%, (1M US LIBOR + 0.74%), 09/25/35 (b)	2,430	2,419
Series 2006-1M3-HE1, REMIC, 2.33%, (1M US LIBOR + 0.46%), 12/25/35 (b)	1,600	1,551
Series 2006-2M1-HE1, REMIC, 2.24%, (1M US LIBOR + 0.41%), 02/25/36 (b)	156	156
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 2.23%, (1M US LIBOR + 0.45%), 04/15/19 (b)	970	973
Series 2014-A4-A4, 2.14%, (1M US LIBOR + 0.36%), 08/15/19 (b)	6,980	6,998
Carrington Mortgage Loan Trust
Series 2005-M4-OPT2, REMIC, 2.85%, (1M US LIBOR + 0.98%), 05/25/35 (b)	2,605	2,597
Series 2005-M1-NC5, REMIC, 2.35%, (1M US LIBOR + 0.48%), 10/25/35 (b)	4,100	4,104
Series 2006-A4-NC1, REMIC, 2.18%, (1M US LIBOR + 0.31%), 01/25/36 (b)	3,300	3,151
Series 2006-A4-RFC1, REMIC, 2.11%, (1M US LIBOR + 0.24%), 03/25/36 (b)	2,400	2,374
Chase Issuance Trust
Series 2016-A-A2, 1.37%, 06/17/19	6,210	6,119
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.03%, 10/10/47 (b)	13,789	742
Interest Only, Series 2015-XA-GC27, REMIC, 1.41%, 02/10/48 (b)	7,974	578
Citigroup Mortgage Loan Trust Inc.
Series 2005-M1-HE2, REMIC, 2.62%, (1M US LIBOR + 0.75%), 05/25/35 (b) (c)	1	1
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2013-XB-LC6, REMIC, 0.37%, 01/10/23 (b) (c)	14,500	254
Interest Only, Series 2013-XB-CR6, REMIC, 0.53%, 02/10/23 (b)	2,500	62
Interest Only, Series 2014-XA-CR16, REMIC, 1.16%, 04/10/47 (b)	16,285	699
Interest Only, Series 2014-XA-LC15, REMIC, 1.31%, 04/10/47 (b)	23,363	1,094
Interest Only, Series 2014-XA-UBS3, REMIC, 1.29%, 06/10/47 (b)	15,342	766
	Shares/Par[1]	Value ($)
Interest Only, Series 2014-XA-UBS6, REMIC, 1.01%, 12/10/47 (b)	12,944	586
EquiFirst Mortgage Loan Trust
Series 2003-1A1-2, REMIC, 2.91%, (1M US LIBOR + 1.13%), 09/25/33 (b)	562	559
Series 2005-M3-1, REMIC, 2.59%, (1M US LIBOR + 0.72%), 04/25/35 (b)	908	925
Fannie Mae Connecticut Avenue Securities
Series 2017-2M2-C02, 5.52%, (1M US LIBOR + 3.65%), 09/25/29 (b)	5,574	6,048
Series 2017-2M2-C04, 4.72%, (1M US LIBOR + 2.85%), 11/25/29 (b)	1,553	1,607
Series 2017-1M2-C03, REMIC, 4.87%, (1M US LIBOR + 3.00%), 10/25/29 (b)	2,590	2,725
Series 2017-1M2-C06, REMIC, 4.52%, (1M US LIBOR + 2.65%), 02/25/30 (b)	1,300	1,333
Series 2017-2M2-C06, REMIC, 4.67%, (1M US LIBOR + 2.80%), 02/25/30 (b)	1,700	1,752
Series 2018-2M2-C02, REMIC, 4.07%, (1M US LIBOR + 2.20%), 08/25/30 (b)	2,560	2,562
FBR Securitization Trust
Series 2005-M2-2, REMIC, 2.62%, (1M US LIBOR + 0.75%), 09/25/35 (b)	2,000	2,016
Fieldstone Mortgage Investment Trust
Series 2005-M5-1, REMIC, 3.00%, (1M US LIBOR + 1.13%), 03/25/35 (b)	2,564	2,490
First Franklin Mortgage Loan Trust
Series 2005-M1-FF1, REMIC, 2.61%, (1M US LIBOR + 0.74%), 12/25/34 (b)	43	43
GS Mortgage Securities Corp. II
Interest Only, Series 2015-XA-GC30, REMIC, 0.88%, 05/10/50 (b)	20,459	849
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.11%, 01/10/24 (b)	21,416	940
Interest Only, Series 2014-XA-GC26, REMIC, 1.06%, 11/10/47 (b)	15,254	769
Home Equity Mortgage Trust
Series 2004-M2-5, REMIC, 3.47%, (1M US LIBOR + 1.60%), 02/25/35 (b)	150	147
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 2.23%, (1M US LIBOR + 0.36%), 12/25/35 (b)	1,390	1,396
JPMorgan Alternative Loan Trust
Series 2007-12A3-A2, REMIC, 2.06%, (1M US LIBOR + 0.19%), 06/25/37 (b)	817	807
JPMorgan Mortgage Acquisition Trust
Series 2005-M2-OPT2, REMIC, 2.32%, (1M US LIBOR + 0.45%), 12/25/35 (b)	4,600	4,551
Series 2006-A5-ACC1, REMIC, 2.11%, (1M US LIBOR + 0.24%), 05/25/36 (b)	229	228
Series 2007-MV2-CH1, REMIC, 2.15%, (1M US LIBOR + 0.28%), 11/25/36 (b)	1,990	1,977
Morgan Stanley ABS Capital I Inc. Trust
Series 2005-M4-HE3, REMIC, 2.85%, (1M US LIBOR + 0.98%), 07/25/35 (b)	870	881
Morgan Stanley Home Equity Loan Trust
Series 2006-A4-2, REMIC, 2.15%, (1M US LIBOR + 0.28%), 02/25/36 (b)	467	457
Navient Student Loan Trust
Series 2016-A1-6A, 2.35%, (1M US LIBOR + 0.48%), 02/25/19 (b) (c)	814	815
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 2.24%, (1M US LIBOR + 0.37%), 03/25/36 (b)	3,490	3,479
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M4-WHQ1, REMIC, 3.60%, (1M US LIBOR + 1.73%), 09/25/34 (b)	971	967
Series 2004-M4-WWF1, REMIC, 3.52%, (1M US LIBOR + 1.65%), 12/25/34 (b)	690	708
Series 2004-M3-WHQ2, REMIC, 2.91%, (1M US LIBOR + 1.04%), 02/25/35 (b)	1,351	1,354
Popular ABS Mortgage Pass-Through Trust
Series 2005-MV1-5, REMIC, 2.31%, (1M US LIBOR + 0.44%), 11/25/35 (b)	845	852

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
RAAC Series Trust
Series 2004-MII1-SP3, REMIC, 2.85%, (1M US LIBOR + 0.98%), 09/25/34 (b)	2,409	2,418
RAMP Trust
Series 2005-M4-RZ2, REMIC, 2.71%, (1M US LIBOR + 0.84%), 05/25/35 (b)	2,880	2,911
Series 2005-M3-RZ4, REMIC, 2.39%, (1M US LIBOR + 0.52%), 11/25/35 (b)	3,190	3,176
Renaissance Home Equity Loan Trust
Series 2005-AV3-1, REMIC, 2.20%, (1M US LIBOR + 0.33%), 05/25/35 (b)	437	414
Securitized Asset Backed Receivables LLC Trust
Series 2005-M1-OP1, REMIC, 2.49%, (1M US LIBOR + 0.62%), 01/25/35 (b)	1,609	1,587
Soundview Home Loan Trust
Series 2005-M1-OPT3, REMIC, 2.34%, (1M US LIBOR + 0.47%), 11/25/35 (b)	4,500	4,480
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 3.00%, (1M US LIBOR + 1.13%), 06/25/33 (b)	115	117
Structured Asset Securities Corp.
Series 2005-M3-NC1, REMIC, 2.65%, (1M US LIBOR + 0.78%), 02/25/35 (b)	3,524	3,555
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-M3-NC2, REMIC, 2.52%, (1M US LIBOR + 0.65%), 05/25/35 (b)	81	81
Series 2005-M4-WF4, REMIC, 2.74%, (1M US LIBOR + 0.58%), 11/25/35 (b)	3,300	3,268
Toyota Auto Receivables Owner Trust
Series 2017-A2A-B, 1.46%, 01/15/20	1,964	1,957
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C21, REMIC, 1.11%, 08/15/47 (b)	14,953	739
WF-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.30%, 03/15/47 (b)	10,776	510
Total Non-U.S. Government Agency Asset-Backed Securities (cost $110,565)		121,199
CORPORATE BONDS AND NOTES 22.6%
Consumer Discretionary 1.6%
Charter Communications Operating LLC
4.91%, 07/23/25	5,180	5,293
6.48%, 10/23/45	2,070	2,285
5.38%, 05/01/47	730	707
Discovery Communications LLC
5.00%, 09/20/37	1,745	1,740
5.20%, 09/20/47	1,420	1,414
		11,439
Consumer Staples 2.7%
Anheuser-Busch InBev Worldwide Inc.
4.75%, 04/15/58	3,695	3,782
Cencosud SA
4.38%, 07/17/27 (c)	260	251
CVS Health Corp.
4.30%, 03/25/28	4,230	4,252
5.05%, 03/25/48	5,375	5,646
Grupo Bimbo SAB de CV
4.70%, 11/10/47 (c)	2,880	2,770
JBS Investments GmbH
7.75%, 10/28/20	200	205
7.25%, 04/03/24	200	198
Kroger Co.
4.45%, 02/01/47	1,685	1,586
Marfrig Holdings Europe BV
8.00%, 06/08/23	200	200
		18,890
Energy 3.9%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29 (c)	200	191
4.60%, 11/02/47 (c)	400	388
Canadian Natural Resources Ltd.
6.25%, 03/15/38	1,445	1,739
Empresa Nacional del Petroleo
4.38%, 10/30/24	260	265
	Shares/Par[1]	Value ($)
Energy Transfer Partners LP
6.63%, (callable at 100 beginning 02/15/28) (d)	3,090	2,937
6.50%, 02/01/42	1,315	1,417
Hess Corp.
4.30%, 04/01/27 (e)	1,755	1,716
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18	200	203
KazMunayGas National Co. JSC
7.00%, 05/05/20	200	214
6.38%, 04/09/21	200	216
5.75%, 04/19/47 (c)	200	196
5.75%, 04/19/47	710	700
Kinder Morgan Inc.
5.00%, 02/15/21 (c)	2,685	2,785
5.55%, 06/01/45	2,695	2,828
MPLX LP
4.70%, 04/15/48	3,495	3,424
Noble Energy Inc.
5.25%, 11/15/43	2,170	2,325
Peru LNG Srl
5.38%, 03/22/30 (c)	200	201
Petroleos de Venezuela SA
0.00%, 04/12/27 (f) (g)	477	132
Petroleos del Peru SA
4.75%, 06/19/32 (c)	200	195
Petroleos Mexicanos
5.72%, (3M US LIBOR + 3.65%), 03/11/22 (b)	107	117
4.63%, 09/21/23	114	114
5.35%, 02/12/28 (c)	198	195
6.50%, 03/13/27 - 06/02/41	2,670	2,821
6.38%, 01/23/45	122	118
6.75%, 09/21/47	282	285
6.35%, 02/12/48 (c)	103	100
Rio Energy SA
6.88%, 02/01/25 (c)	150	148
Southern Gas Corridor CJSC Co.
6.88%, 03/24/26	400	442
6.88%, 03/24/26 (c)	206	227
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23	540	537
6.95%, 03/18/30	610	661
Tullow Oil Plc
7.00%, 03/01/25 (c)	200	200
		28,037
Financials 8.4%
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36	1,225	1,295
Banco de Credito e Inversiones
3.50%, 10/12/27 (c)	200	187
Banco Santander SA
3.80%, 02/23/28	2,355	2,267
Bank of America Corp.
3.95%, 04/21/25	2,500	2,480
3.97%, 03/05/29	2,485	2,487
BNP Paribas SA
2.38%, 05/21/20	2,785	2,750
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	450	449
Charming Light Investments Ltd.
4.38%, 12/21/27	400	381
China Evergrande Group
8.75%, 06/28/25	200	200
Chinalco Capital Holdings Ltd.
4.25%, 04/21/22	200	195
Citigroup Inc.
3.52%, 10/27/28	2,180	2,102
Corp. Financiera de Desarrollo SA
5.25%, 07/15/29 (b) (c)	408	411
CSN Resources SA
6.50%, 07/21/20	130	126
Diamond 1 Finance Corp.
5.45%, 06/15/23 (c)	4,690	4,973
6.02%, 06/15/26 (c)	1,890	2,033

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Entertainment Properties Trust
5.75%, 08/15/22	1,570	1,678
Ford Motor Credit Co. LLC
3.20%, 01/15/21	2,825	2,803
Goldman Sachs Group Inc.
2.60%, 04/23/20	1,130	1,119
3.69%, 06/05/28 (b)	2,320	2,261
3.81%, 04/23/29	4,330	4,241
4.02%, 10/31/38	3,860	3,738
5.15%, 05/22/45	1,805	1,949
High Street Funding Trust I
4.11%, 02/15/28 (c)	565	570
Huarong Finance Co. Ltd.
4.00%, (callable at 100 beginning 11/07/22) (d)	400	383
4.50%, (callable at 100 beginning 01/24/22) (d)	200	196
JPMorgan Chase Bank NA
3.88%, 07/24/38 (b)	1,730	1,681
3.90%, 01/23/49	1,720	1,637
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (d)	1,405	1,429
3.77%, 01/24/29	3,470	3,410
Petrobras Global Finance BV
7.38%, 01/17/27	392	425
Synchrony Financial
2.70%, 02/03/20	1,130	1,117
TC Ziraat Bankasi A/S
4.25%, 07/03/19	200	200
5.13%, 05/03/22 (c)	200	196
Trade & Development Bank of Mongolia LLC
9.38%, 05/19/20 (c)	200	215
UBS Group Funding Switzerland AG
4.25%, 03/23/28 (c)	2,660	2,676
Ukreximbank Via Biz Finance Plc
9.63%, 04/27/22 (c)	280	295
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	318
6.03%, 07/05/22	380	403
Wells Fargo & Co.
2.55%, 12/07/20	1,130	1,112
Westpac Banking Corp.
5.00%, (callable at 100 begininng 09/21/27) (d) (h)	3,720	3,438
		59,826
Health Care 0.6%
Abbott Laboratories
4.90%, 11/30/46	1,910	2,108
AbbVie Inc.
4.70%, 05/14/45	2,130	2,194
		4,302
Industrials 1.3%
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (d)	8,981	8,891
Indika Energy Capital III Pte Ltd.
5.88%, 11/09/24	200	190
Mexico City Airport Trust
5.50%, 07/31/47 (c)	200	183
		9,264
Information Technology 1.8%
Apple Inc.
4.65%, 02/23/46	2,155	2,375
Broadcom Corp.
3.88%, 01/15/27	4,045	3,934
3.50%, 01/15/28	680	640
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	2,260	2,280
4.90%, 10/15/25	2,925	3,037
Tsinghua Unic Ltd.
5.38%, 01/31/23	260	255
		12,521
Materials 0.6%
Cemex SAB de CV
7.75%, 04/16/26	200	221
	Shares/Par[1]	Value ($)
China Minmetals Corp.
3.75%, (callable at 100 beginning 11/13/22) (d)	444	424
4.45%, (callable at 100 beginning 05/13/21) (d)	210	209
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22	200	193
Codelco
6.15%, 10/24/36	190	229
Rusal Capital DAC
5.13%, 02/02/22	200	197
Vale Overseas Ltd.
6.25%, 08/10/26	1,680	1,878
Vedanta Resources Plc
8.25%, 06/07/21	200	217
VM Holding SA
5.38%, 05/04/27 (c)	318	324
		3,892
Real Estate 0.0%
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22	210	209
Telecommunication Services 1.6%
AT&T Inc.
4.75%, 05/15/46	2,150	2,087
5.45%, 03/01/47	3,645	3,876
Digicel Ltd.
6.00%, 04/15/21	200	187
Liquid Telecommunications Financing Plc
8.50%, 07/13/22	200	210
Telefonica Emisiones SAU
4.90%, 03/06/48	2,760	2,816
Verizon Communications Inc.
4.67%, 03/15/55	2,353	2,238
		11,414
Utilities 0.1%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (c)	199	217
Agua y Saneamientos Argentinos SA
6.63%, 02/01/23	210	204
Israel Electric Corp. Ltd.
4.25%, 08/14/28	203	202
		623
Total Corporate Bonds And Notes (cost $161,552)		160,417
SENIOR LOAN INTERESTS 16.8%
Consumer Discretionary 4.0%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.90%, (3M LIBOR + 2.25%), 02/15/24 (b)	222	222
Term Loan B-3, 4.55%, (3M LIBOR + 2.25%), 02/15/24 (b)	144	144
Acosta Holdco Inc.
Term Loan, 4.90%, (3M LIBOR + 3.25%), 09/26/21 (b)	648	541
Advantage Sales & Marketing Inc.
1st Lien Term Loan, 5.02%, (3M LIBOR + 3.25%), 07/11/21 (b)	993	971
2nd Lien Term Loan, 8.27%, (3M LIBOR + 6.50%), 07/10/22 (b)	170	163
AMC Entertainment Inc.
Term Loan, 4.03%, (1M LIBOR + 2.25%), 04/30/20 (b)	616	617
ARAMARK Services Inc.
Term Loan B, 3.88%, (3M LIBOR + 2.00%), 03/09/24 (b)	153	154
Bass Pro Group LLC
Term Loan B, 6.65%, (3M LIBOR + 5.00%), 11/15/23 - 04/01/24 (b)	652	645
Belmond Interfin Ltd.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 07/03/24 (b) (i)	345	346
Term Loan, 4.40%, (3M LIBOR + 2.75%), 07/03/24 (b)	84	85
Boyd Gaming Corp.
Term Loan B-3, 4.24%, (3M LIBOR + 2.50%), 09/15/23 (b)	368	369

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Bright Horizons Family Solutions Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 11/07/23 (b) (i)	340	342
Caesars Entertainment Operating Co.
Term Loan, 4.38%, (3M LIBOR + 2.50%), 04/03/24 (b)	254	256
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.63%, (3M LIBOR + 2.75%), 09/28/24 (b)	339	341
Cedar Fair LP
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 04/28/24 (b) (i)	340	342
CH Hold Corp.
1st Lien Term Loan, 4.65%, (3M LIBOR + 3.00%), 02/01/24 (b)	271	272
Charter Communications Operating LLC
Term Loan B, 3.88%, (3M LIBOR + 2.00%), 04/30/25 (b)	403	404
Churchill Downs Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 12/12/24 (b) (i)	210	210
Term Loan B, 3.65%, (3M LIBOR + 2.00%), 12/12/24 (b)	444	445
CityCenter Holdings LLC
Term Loan B, 4.38%, (1M LIBOR + 2.50%), 04/14/24 (b)	422	423
ClubCorp Club Operations Inc.
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 08/16/24 (b)	193	194
Cooper-Standard Holding Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 11/02/23 (b) (i)	340	341
Core & Main LP
Term Loan B, 5.21%, (3M LIBOR + 3.00%), 07/19/24 (b)	305	307
CSC Holdings LLC
1st Lien Term Loan, 4.04%, (3M LIBOR + 2.25%), 07/15/25 (b)	808	805
Cumulus Media Holdings Inc.
Term Loan, 4.90%, (3M LIBOR + 3.25%), 12/31/20 (b)	531	446
Cyan Blue Holdco 3 Ltd.
Term Loan B, 4.39%, (3M LIBOR + 2.75%), 07/24/24 (b)	138	138
Delta 2 (LUX) SARL
Term Loan, 4.15%, (3M LIBOR + 2.50%), 02/01/24 (b)	740	738
Eldorado Resorts LLC
Term Loan B, 4.06%, (1M LIBOR + 2.25%), 03/15/24 (b)	94	94
Term Loan B, 4.12%, (1M LIBOR + 2.25%), 03/15/24 (b)	26	26
Term Loan B, 4.19%, (1M LIBOR + 2.25%), 03/15/24 (b)	105	105
ESH Hospitality Inc.
Term Loan B, 3.90%, (1M LIBOR + 2.25%), 08/30/23 (b)	467	469
Fort Dearborn Co.
1st Lien Term Loan, 5.70%, (3M LIBOR + 4.00%), 10/06/23 (b)	324	320
Four Seasons Hotels Ltd.
1st Lien Term Loan, 3.88%, (3M LIBOR + 2.50%), 06/27/20 (b)	375	377
Garda World Security Corp.
Term Loan, 5.51%, (3M LIBOR + 3.50%), 05/12/24 (b)	519	523
General Nutrition Centers Inc.
Term Loan B, 10.59%, (3M LIBOR + 8.75%), 03/04/21 (b)	227	213
Term Loan, 0.00%, (3M LIBOR + 7.00%), 12/31/22 (b) (i)	10	11
Term Loan, 8.65%, (3M LIBOR + 7.00%), 12/31/22 (b)	119	121
Golden Entertainment Inc.
1st Lien Term Loan, 4.63%, (3M LIBOR + 3.00%), 06/10/24 (b)	401	403
2nd Lien Term Loan, 8.86%, (3M LIBOR + 7.00%), 06/10/25 (b) (j)	227	228
	Shares/Par[1]	Value ($)
Goodyear Tire & Rubber Co.
2nd Lien Term Loan, 0.00%, (3M LIBOR + 2.00%), 03/07/25 (b) (i)	340	341
Gray Television Inc.
Term Loan B, 3.92%, (3M LIBOR + 2.25%), 02/28/24 (b)	283	284
GVC Holdings Plc
Term Loan, 0.00%, (3M EURIBOR + 2.75%), 03/15/24 (b) (i)	145	145
HD Supply Inc.
Term Loan B-4, 4.19%, (3M LIBOR + 2.50%), 10/17/23 (b)	57	57
Helix Gen Funding LLC
Term Loan B, 5.44%, (3M LIBOR + 3.75%), 03/02/24 (b)	251	254
Hilton Worldwide Finance LLC
Term Loan B-2, 3.87%, (3M LIBOR + 2.00%), 10/25/23 (b)	485	488
Invictus U.S. LLC
2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.75%), 02/15/26 (b) (i)	50	51
Jeld-Wen Inc.
1st Lien Term Loan, 3.69%, (3M LIBOR + 2.00%), 12/07/24 (b)	324	325
Jo-Ann Stores Inc.
Term Loan, 6.55%, (3M LIBOR + 5.00%), 09/29/23 (b)	116	116
Term Loan, 0.00%, (3M LIBOR + 5.00%), 10/20/23 (b) (i)	90	89
Lamar Media Corp.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 02/16/25 (b) (i)	340	340
Lions Gate Entertainment Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 03/20/25 (b) (i)	200	200
Mediacom Illinois LLC
Term Loan K, 3.99%, (3M LIBOR + 2.25%), 02/15/21 (b)	208	209
Midas Intermediate Holdco II LLC
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 08/18/21 (b)	52	52
Mission Broadcasting Inc.
Term Loan B-2, 4.16%, (3M LIBOR + 2.50%), 01/17/24 (b)	58	58
Mohegan Tribal Gaming Authority
Term Loan A, 5.40%, (3M LIBOR + 3.75%), 10/13/21 (b)	148	147
Term Loan B, 5.88%, (3M LIBOR + 4.00%), 10/30/23 (b)	303	302
NCL Corp. Ltd.
Term Loan B, 3.49%, (3M LIBOR + 1.75%), 10/05/21 (b)	339	340
Nexstar Broadcasting Inc.
Term Loan B-2, 4.16%, (3M LIBOR + 2.50%), 01/17/24 (b)	450	451
Numericable Group SA
Term Loan B-11, 4.52%, (3M LIBOR + 2.75%), 07/31/25 (b)	824	797
Term Loan B-12, 4.72%, (3M LIBOR + 3.00%), 01/31/26 (b)	70	68
Outfront Media Capital LLC
Term Loan B, 3.87%, (3M LIBOR + 2.00%), 03/10/24 (b)	253	254
Party City Holdings Inc.
Term Loan B, 4.45%, (3M LIBOR + 2.75%), 08/19/22 (b)	244	245
Penn National Gaming Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 01/26/24 (b) (i)	385	387
PetSmart Inc.
Term Loan B-2, 4.68%, (3M LIBOR + 3.00%), 03/11/22 (b)	309	247
Pizza Hut Holdings LLC
1st Lien Term Loan B, 3.81%, (3M LIBOR + 2.00%), 06/01/23 (b)	493	494
Sally Holdings LLC
Term Loan B-2, 4.50%, 07/05/24	155	153

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Scientific Games International Inc.
Term Loan B-5, 4.63%, (3M LIBOR + 2.75%), 08/14/24 (b)	283	284
Term Loan B-5, 4.74%, (3M LIBOR + 2.75%), 08/14/24 (b)	1,194	1,198
SeaWorld Parks & Entertainment Inc.
Term Loan B-5, 4.69%, (3M LIBOR + 3.00%), 03/01/24 (b)	635	632
ServiceMaster Co.
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 11/08/23 (b)	496	498
Sinclair Television Group Inc.
Term Loan B-2, 3.90%, (3M LIBOR + 2.25%), 01/06/24 (b)	405	406
Spin Holdco Inc.
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 11/14/22 (b)	392	394
Staples Inc.
Term Loan B, 5.79%, (3M LIBOR + 4.00%), 08/15/24 (b)	636	630
Station Casinos LLC
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 05/24/23 (b)	462	463
Tribune Media Co.
Term Loan C, 4.65%, (3M LIBOR + 3.00%), 01/20/24 (b)	238	238
Twin River Management Group Inc.
Term Loan B, 5.19%, (3M LIBOR + 3.50%), 07/10/20 (b)	607	612
Univision Communications Inc.
Term Loan C-5, 4.63%, (3M LIBOR + 2.75%), 03/15/24 (b)	1,152	1,133
Wand Intermediate I LP
1st Lien Term Loan, 4.65%, (3M LIBOR + 3.00%), 09/17/21 (b)	272	273
WideOpenWest Finance LLC
Term Loan B, 5.10%, (3M LIBOR + 3.25%), 08/19/23 (b)	599	585
WMG Acquisition Corp.
Term Loan E, 4.13%, (3M LIBOR + 2.25%), 11/01/23 (b)	615	617
		28,008
Consumer Staples 0.7%
Albertsons LLC
Term Loan B-4, 4.40%, (3M LIBOR + 2.75%), 08/25/21 (b)	294	290
Term Loan B-5, 5.29%, (3M LIBOR + 3.00%), 12/21/22 (b)	540	535
Term Loan B-6, 4.96%, (3M LIBOR + 3.00%), 06/22/23 (b)	337	332
B&G Foods Inc.
Term Loan B, 3.65%, (3M LIBOR + 2.00%), 11/02/22 (b)	485	487
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 01/26/24 (b)	489	489
2nd Lien Term Loan, 9.19%, (3M LIBOR + 7.50%), 01/27/25 (b)	130	130
C.H. Guenther & Son Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/16/25 (b) (i)	120	120
Del Monte Foods Inc.
1st Lien Term Loan, 5.15%, (6M LIBOR + 3.25%), 01/26/21 (b)	216	184
Diamond (BC) BV
Term Loan, 4.99%, (1M LIBOR + 3.00%), 07/24/24 (b)	226	226
Jacobs Douwe Egberts International BV
Term Loan B-5, 4.06%, (3M LIBOR + 2.25%), 07/02/22 (b)	274	274
KIK Custom Products Inc.
Term Loan B, 5.87%, (3M LIBOR + 4.50%), 08/26/22 (b)	126	127
Term Loan B, 5.87%, (3M LIBOR + 4.00%), 08/26/22 (b)	159	161
Nomad Foods Europe Midco Ltd.
Term Loan B-4, 4.03%, (3M LIBOR + 2.25%), 05/15/24 (b)	560	561
	Shares/Par[1]	Value ($)
Post Holdings Inc.
Incremental Term Loan, 3.65%, (3M LIBOR + 2.25%), 05/24/24 (b)	253	253
Spectrum Brands Inc.
Term Loan B, 3.65%, (3M LIBOR + 2.00%), 06/23/22 (b)	172	172
Term Loan B, 3.79%, (3M LIBOR + 2.00%), 06/23/22 (b)	75	75
U.S. Foods Inc.
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 06/27/23 (b)	492	495
		4,911
Energy 0.7%
BCP Raptor LLC
Term Loan B, 0.00%, (1M LIBOR + 4.25%), 06/07/24 (b) (i)	100	101
Term Loan B, 6.04%, (1M LIBOR + 4.25%), 06/07/24 (b)	283	284
Chesapeake Energy Corp.
Term Loan, 9.44%, (3M LIBOR + 7.50%), 08/16/21 (b)	315	334
Eastern Power LLC
Term Loan B, 5.63%, (3M LIBOR + 3.75%), 10/02/23 (b)	827	839
Energy Transfer Equity LP
Term Loan B, 3.85%, (3M LIBOR + 2.00%), 02/28/24 (b)	547	545
ExGen Renewables IV LLC
Term Loan B, 4.99%, (1M LIBOR + 3.00%), 11/15/24 (b)	205	206
Gavilan Resources LLC
2nd Lien Term Loan, 7.79%, (3M LIBOR + 6.00%), 02/24/24 (b)	235	235
Lucid Energy Group II LLC
1st Lien Term Loan, 4.79%, (3M LIBOR + 3.00%), 01/31/25 (b)	385	382
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.13%, (3M LIBOR + 3.25%), 10/31/24 (b)	284	284
MRC Global (US) Inc.
1st Lien Term Loan B, 5.15%, (3M Prime Rate + 2.50%), 09/14/24 (b)	485	489
Talen Energy Supply LLC
Term Loan B-1, 5.88%, (3M LIBOR + 4.00%), 07/15/23 (b)	502	492
TEX Operations Co. LLC
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 08/04/23 (b)	124	125
Term Loan B, 4.38%, (3M LIBOR + 2.50%), 08/04/23 (b)	487	490
Term Loan C, 4.38%, (3M LIBOR + 2.50%), 08/04/23 (b)	109	109
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (b)	255	256
		5,171
Financials 1.5%
AlixPartners LLP
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 03/28/24 (b)	109	109
Altice Financing SA
Term Loan B, 4.47%, (3M LIBOR + 2.75%), 07/31/25 (b)	170	166
Altice US Finance I Corp.
Term Loan, 3.90%, (3M LIBOR + 2.25%), 07/15/25 (b)	460	459
Avolon (Luxembourg) SARL
Term Loan B-2, 4.07%, (3M LIBOR + 2.25%), 01/20/23 (b)	865	865
BCP Renaissance Parent LLC
Term Loan B, 5.77%, (3M LIBOR + 4.00%), 09/20/24 (b)	415	417
Belron Finance US LLC
Term Loan B, 4.29%, (3M LIBOR + 2.50%), 11/15/24 (b)	48	48

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Citco Funding LLC
Term Loan, 4.65%, (3M LIBOR + 3.00%), 03/23/22 (b)	460	464
Clipper Acquisitions Corp.
Term Loan B, 4.02%, (3M LIBOR + 2.00%), 12/12/24 (b)	340	342
Crown Finance US Inc.
Term Loan, 4.38%, (3M LIBOR + 2.50%), 02/05/25 (b)	800	799
DTZ US Borrower LLC
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 11/04/21 (b)	39	39
1st Lien Term Loan, 5.02%, (3M LIBOR + 3.25%), 11/04/21 (b)	485	482
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 11/04/21 (b)	206	205
Duff & Phelps Corp.
Term Loan B, 5.00%, (1M LIBOR + 3.25%), 12/04/24 (b)	340	340
FinCo I LLC
Term Loan B, 4.40%, (1M LIBOR + 2.75%), 06/11/22 (b)	149	151
Grosvenor Capital Management Holdings LLP
Term Loan B, 4.65%, (3M LIBOR + 3.00%), 08/11/23 (b)	819	822
Guggenheim Partners LLC
Term Loan, 4.40%, (3M LIBOR + 2.75%), 07/22/23 (b)	182	182
Harbourvest Partners LLC
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 02/21/25 (b) (i)	340	340
Harland Clarke Holdings Corp.
Term Loan B-7, 6.44%, (3M LIBOR + 4.75%), 10/31/23 (b)	234	236
Ineos US Finance LLC
Term Loan B, 3.65%, (3M LIBOR + 2.00%), 03/31/24 (b)	474	475
Level 3 Financing Inc.
Term Loan B, 4.11%, (3M LIBOR + 2.25%), 02/16/24 (b)	465	466
LPL Holdings Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.25%), 09/23/24 (b) (i)	340	341
Nielsen Finance LLC
Term Loan B-4, 3.72%, (3M LIBOR + 2.00%), 10/04/23 (b)	272	273
Solera LLC
Term Loan B, 4.40%, (3M LIBOR + 3.25%), 03/03/23 (b)	351	351
Telenet Financing USD LLC
Term Loan AL, 4.28%, (3M LIBOR + 2.50%), 03/01/26 (b)	305	306
Travelport Finance Lux SARL
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 03/16/25 (b) (i)	420	421
Unitymedia Finance LLC
Term Loan B, 4.03%, (3M LIBOR + 2.25%), 09/30/25 (b)	330	329
UPC Financing Partnership
Term Loan AR, 4.28%, (3M LIBOR + 2.50%), 01/15/26 (b)	405	406
Vantiv LLC
Term Loan B-3, 3.78%, (3M LIBOR + 2.00%), 10/14/23 (b)	862	866
		10,700
Health Care 1.8%
Acadia Healthcare Co. Inc.
Term Loan B-4, 4.15%, (3M LIBOR + 2.50%), 02/16/23 (b)	570	575
Air Medical Group Holdings Inc.
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 04/14/22 (b)	410	412
Term Loan B-1, 4.94%, (3M LIBOR + 3.25%), 04/28/22 (b)	60	60
Term Loan B-2, 6.01%, (3M LIBOR + 4.25%), 09/26/24 (b)	70	70
	Shares/Par[1]	Value ($)
Catalent Pharma Solutions Inc.
Term Loan B, 3.90%, (1M LIBOR + 2.25%), 05/08/21 (b)	184	184
Change Healthcare Holdings Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	571	573
Community Health Systems Inc.
Term Loan G, 4.73%, (1M LIBOR + 2.75%), 12/14/19 (b)	587	572
Term Loan H, 4.98%, (3M LIBOR + 3.00%), 01/27/21 (b)	466	447
Concentra Inc.
1st Lien Term Loan, 4.53%, (3M LIBOR + 2.75%), 06/01/22 (b)	596	600
2nd Lien Term Loan, 8.28%, (3M LIBOR + 6.50%), 06/01/22 (b) (j)	125	126
Convatec Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 10/26/23 (b) (i)	350	350
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.19%, (3M LIBOR + 4.25%), 04/12/24 (b)	1,662	1,658
Envision Healthcare Corp.
Term Loan B, 4.88%, (3M LIBOR + 3.00%), 12/01/23 (b)	698	700
Grifols Worldwide Operations USA Inc.
Term Loan, 3.98%, (3M LIBOR + 2.25%), 01/24/25 (b)	588	590
HCA Inc.
Term Loan B-11, 3.40%, (3M LIBOR + 1.75%), 03/17/23 (b)	378	380
INC Research LLC
Term Loan B, 3.88%, (3M LIBOR + 2.25%), 06/24/24 (b)	235	235
Jaguar Holding Co. II
Term Loan, 4.40%, (3M LIBOR + 2.75%), 08/18/22 (b)	482	484
Term Loan, 4.44%, (3M LIBOR + 2.75%), 08/18/22 (b)	534	536
Mallinckrodt International Finance SA
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 09/24/24 (b)	674	671
MPH Acquisition Holdings LLC
Term Loan B, 4.44%, (3M LIBOR + 3.00%), 06/07/23 (b)	716	719
National Mentor Holdings Inc.
Term Loan B, 4.69%, (3M LIBOR + 3.00%), 01/31/21 (b)	407	408
Pearl Intermediate Parent LLC
1st Lien Term Loan, 4.53%, (3M LIBOR + 2.75%), 02/01/25 (b)	141	140
Prestige Brands Inc.
Term Loan B-5, 3.65%, (3M LIBOR + 2.75%), 01/20/24 (b)	207	207
Quintiles IMS Inc.
Term Loan B, 3.69%, (3M LIBOR + 2.00%), 03/07/24 (b)	178	179
Surgery Center Holdings Inc.
Term Loan B, 5.13%, (3M LIBOR + 3.25%), 06/18/24 (b)	116	116
Team Health Holdings Inc.
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 01/12/24 (b)	614	586
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.50%), 03/13/22 (b)	971	981
		12,559
Industrials 2.2%
Advanced Disposal Services Inc.
Term Loan B-3, 3.98%, (3M LIBOR + 2.25%), 11/10/23 (b)	596	598
American Airlines Inc.
Term Loan B, 3.88%, (3M LIBOR + 2.00%), 06/26/20 (b)	617	618
Incremental Term Loan, 3.78%, (3M LIBOR + 2.00%), 12/14/23 (b)	361	362

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Avis Budget Car Rental LLC
Term Loan B, 3.65%, (3M LIBOR + 2.00%), 02/09/25 (b)	328	330
Beacon Roofing Supply Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 01/02/25 (b) (i)	340	341
Term Loan B, 3.94%, (3M LIBOR + 2.25%), 01/02/25 (b)	165	166
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.65%, (1M LIBOR + 3.00%), 12/15/20 (b)	219	220
1st Lien Term Loan, 4.81%, (1M LIBOR + 3.00%), 12/15/20 (b)	179	180
2nd Lien Term Loan, 8.31%, (1M LIBOR + 6.50%), 12/15/21 (b)	26	26
Clark Equipment Co.
Term Loan B, 3.69%, (1M LIBOR + 2.00%), 05/18/24 (b)	522	522
Clean Harbors Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 06/28/24 (b) (i)	340	341
Compass Power Generation LLC
Term Loan B, 5.39%, (3M LIBOR + 4.00%), 12/12/24 (b)	271	274
Crosby US Acquisition Corp.
1st Lien Term Loan, 4.90%, (1M LIBOR + 3.00%), 11/07/20 (b)	578	567
2nd Lien Term Loan, 7.90%, (1M LIBOR + 6.00%), 11/07/21 (b)	40	39
Emerald Expositions Holding Inc.
Term Loan B, 4.42%, (3M LIBOR + 2.75%), 05/22/24 (b)	715	722
Filtration Group Corp.
1st Lien Term Loan, 4.98%, (12M LIBOR + 3.00%), 11/14/20 (b)	735	739
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/27/25 (b) (i) (j)	885	887
Gardner Denver Inc.
Term Loan B, 0.00%, (1M LIBOR + 2.75%), 07/30/24 (b) (i)	345	347
Term Loan B, 5.05%, (1M LIBOR + 2.75%), 07/30/24 (b)	107	107
Gates Global LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 04/01/24 (b) (i)	65	65
Term Loan B, 4.44%, (3M LIBOR + 3.00%), 04/01/24 (b)	218	219
Harsco Corp.
Term Loan B-1, 4.69%, (3M LIBOR + 3.00%), 12/06/24 (b)	119	120
Hertz Corp.
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 06/30/23 (b)	1,221	1,220
Hyster-Yale Group Inc.
Term Loan B, 5.01%, (3M LIBOR + 3.25%), 05/18/23 (b)	116	116
Kenan Advantage Group Inc.
Term Loan, 4.65%, (1M LIBOR + 3.00%), 07/22/22 (b)	61	61
Term Loan B, 4.65%, (1M LIBOR + 3.00%), 07/31/22 (b)	73	74
Milacron LLC
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 09/23/23 (b)	708	710
Mueller Water Products Inc.
Term Loan B, 4.15%, (1M LIBOR + 2.50%), 11/25/21 (b)	21	21
Term Loan B, 4.38%, (1M LIBOR + 2.50%), 11/25/21 (b)	354	356
Term Loan B, 4.80%, (1M LIBOR + 2.50%), 11/24/21 - 11/25/21 (b)	168	168
ON Assignment Inc.
Term Loan B-3, 3.65%, (3M LIBOR + 2.00%), 06/05/22 (b)	283	284
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 05/02/22 (b)	466	469
	Shares/Par[1]	Value ($)
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 02/11/21 (b)	993	992
2nd Lien Term Loan, 7.40%, (3M LIBOR + 5.75%), 02/11/22 (b)	95	95
2nd Lien Term Loan, 7.73%, (3M LIBOR + 5.75%), 02/28/22 (b)	75	75
Tempo Acquisition LLC
Term Loan, 4.88%, (3M LIBOR + 3.00%), 04/20/24 (b)	556	558
Terex Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 01/31/24 (b) (i)	340	341
Titan Acquisition Ltd.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/16/25 (b) (i)	380	379
Trans Union LLC
Term Loan B-3, 3.65%, (3M LIBOR + 2.00%), 04/09/23 (b)	445	446
TransDigm Inc.
Term Loan F, 4.40%, (3M LIBOR + 2.75%), 06/09/23 (b)	406	407
Term Loan F, 4.44%, (3M LIBOR + 2.75%), 06/09/23 (b)	210	211
United Airlines Inc.
Term Loan, 3.77%, (3M LIBOR + 2.00%), 04/01/24 (b)	257	258
Welbilt Inc.
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 03/06/23 (b)	310	312
West Corp.
Term Loan, 5.88%, (3M LIBOR + 4.00%), 10/03/24 (b)	439	443
Wrangler Buyer Corp.
Term Loan B, 4.65%, (3M LIBOR + 3.00%), 09/20/24 (b)	1	1
		15,787
Information Technology 2.5%
Applied Systems Inc.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 09/06/24 (b)	353	356
Aristocrat Leisure Ltd.
Term Loan B-2, 3.74%, (3M LIBOR + 2.00%), 10/20/21 (b)	287	289
Avast Software BV
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 09/30/23 (b)	770	774
BMC Software Finance Inc.
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 09/10/22 (b)	733	736
CDW LLC
Term Loan B, 3.70%, (1M LIBOR + 2.00%), 08/17/23 (b)	275	276
Ceridian LLC
Term Loan, 5.15%, (3M LIBOR + 3.50%), 09/15/20 (b)	554	555
CommScope Inc.
Term Loan B-5, 3.65%, (3M LIBOR + 2.00%), 05/27/22 (b)	111	112
Term Loan B-5, 3.57%, (3M LIBOR + 2.00%), 06/28/24 (b)	2	2
ConvergeOne Holdings Corp.
Term Loan B, 6.45%, (3M LIBOR + 4.75%), 06/02/24 (b)	322	322
CPI Acquisition Inc.
Term Loan B, 6.36%, (3M LIBOR + 4.50%), 08/17/22 (b)	341	233
Dell Inc.
1st Lien Term Loan, 3.65%, (3M LIBOR + 2.00%), 09/07/23 (b)	743	744
DigiCert Inc.
Term Loan B-1, 6.52%, (3M LIBOR + 4.75%), 09/19/24 (b)	100	101
EIG Investors Corp.
Term Loan, 5.96%, (3M LIBOR + 4.00%), 02/09/23 (b)	261	262

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
First Data Corp.
Term Loan, 4.12%, (1M LIBOR + 2.25%), 04/26/24 (b)	1,370	1,372
Fleetcor Technologies Inc.
Term Loan B-3, 0.00%, (3M LIBOR + 2.00%), 08/02/24 (b) (i)	365	366
Gartner Inc.
Term Loan B, 3.65%, (3M LIBOR + 2.00%), 03/16/24 (b)	188	189
Go Daddy Operating Co. LLC
Term Loan A, 3.90%, (3M LIBOR + 2.25%), 02/15/24 (b)	382	383
GTT Communications Inc.
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 01/15/24 (b)	600	601
GXS Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 12/18/20 (b) (i)	340	342
Hyland Software Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 07/01/22 (b) (i)	25	25
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 07/01/22 (b)	213	215
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.00%), 05/24/25 (b) (i)	45	46
2nd Lien Term Loan, 8.65%, (3M LIBOR + 7.00%), 05/24/25 (b)	40	40
IGT Holding IV AB
Term Loan B, 5.44%, (3M LIBOR + 3.75%), 07/24/24 (b)	140	140
Infor US Inc.
Term Loan B-6, 4.44%, (3M LIBOR + 2.75%), 02/07/22 (b)	545	545
Kronos Inc.
Term Loan B, 4.88%, (3M LIBOR + 3.50%), 11/01/23 (b)	610	613
Match Group Inc.
Term Loan B, 4.29%, (3M LIBOR + 2.50%), 11/16/22 (b)	230	231
McAfee LLC
Term Loan B, 6.15%, (3M LIBOR + 4.50%), 09/20/24 (b)	318	321
Micron Technology Inc.
Term Loan, 4.29%, (3M LIBOR + 2.00%), 04/26/22 (b)	340	342
Mitchell International Inc.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 11/21/24 (b)	301	301
2nd Lien Term Loan, 8.94%, (3M LIBOR + 7.25%), 12/01/25 (b)	80	80
MKS Instruments Inc.
Term Loan B-3, 0.00%, (3M LIBOR + 2.00%), 04/29/23 (b) (i)	335	336
Term Loan B-3, 3.65%, (3M LIBOR + 2.00%), 04/29/23 (b)	88	88
NeuStar Inc.
Term Loan B-4, 5.20%, (3M LIBOR + 3.50%), 08/08/24 (b)	84	84
ON Semiconductor Corp.
1st Lien Term Loan, 3.65%, (3M LIBOR + 2.00%), 03/31/23 (b)	268	269
Optiv Security Inc.
1st Lien Term Loan, 4.88%, (3M LIBOR + 3.25%), 01/27/24 (b)	537	518
2nd Lien Term Loan, 8.88%, (3M LIBOR + 7.25%), 01/20/25 (b) (j)	115	111
Presidio Inc.
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 02/02/24 (b)	12	12
Term Loan B, 4.45%, (3M LIBOR + 2.75%), 02/02/24 (b)	539	540
Project Ruby Ultimate Parent Corp.
Term Loan B, 5.15%, (3M LIBOR + 3.50%), 02/09/24 (b)	69	70
Rackspace Hosting Inc.
Incremental 1st Lien Term Loan, 4.67%, (1M LIBOR + 3.00%), 11/03/23 (b)	982	978
	Shares/Par[1]	Value ($)
Radiate Holdco LLC
1st Lien Term Loan, 4.88%, (3M LIBOR + 3.00%), 12/09/23 (b)	655	651
Riverbed Technology Inc.
Term Loan, 4.90%, (3M LIBOR + 3.25%), 04/22/22 (b)	570	568
Term Loan, 0.00%, (3M LIBOR + 3.25%), 04/24/22 (b) (i)	40	40
Sensata Technologies BV
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 10/14/21 (b) (i)	340	342
Sophia LP
Term Loan B, 4.94%, (1M LIBOR + 3.25%), 09/30/22 (b)	990	992
Switch Ltd.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 06/27/24 (b) (i)	340	341
Term Loan B, 3.90%, (3M LIBOR + 2.25%), 06/27/24 (b)	60	60
VeriFone Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 02/01/25 (b) (i)	340	340
VF Holding Corp.
Term Loan, 4.90%, (3M LIBOR + 3.25%), 06/30/23 (b)	275	278
Western Digital Corp.
Term Loan B-3, 3.60%, (3M LIBOR + 2.00%), 04/29/23 (b)	137	137
WEX Inc.
Term Loan B-2, 3.90%, (3M LIBOR + 2.75%), 06/30/24 (b)	216	217
		17,886
Materials 1.4%
Allnex (Luxembourg) & Cy SCA
Term Loan B-2, 5.21%, (3M LIBOR + 3.25%), 06/02/23 (b)	124	125
Allnex USA Inc.
Term Loan B-3, 5.21%, (3M LIBOR + 3.25%), 06/02/23 (b)	93	94
American Builders & Contractors Supply Co. Inc.
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 10/31/23 (b)	441	441
Ashland Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 05/17/24 (b) (i)	340	342
Axalta Coating Systems US Holdings Inc.
Term Loan, 3.69%, (1M LIBOR + 2.00%), 06/01/24 (b)	298	299
Berlin Packaging LLC
Term Loan B, 4.90%, (3M LIBOR + 3.25%), 11/22/21 (b)	140	140
Term Loan B, 4.92%, (3M LIBOR + 3.25%), 11/22/21 (b)	430	432
Term Loan B, 4.95%, (3M LIBOR + 3.25%), 11/22/21 (b)	336	337
2nd Lien Term Loan, 8.42%, (3M LIBOR + 6.75%), 09/30/22 (b)	170	171
Berry Global Inc.
Term Loan P, 3.74%, (3M LIBOR + 2.00%), 01/06/21 (b)	150	151
Term Loan Q, 3.65%, (3M LIBOR + 2.00%), 10/01/22 (b)	153	154
Term Loan Q, 3.74%, (3M LIBOR + 2.00%), 10/01/22 (b)	99	99
Big River Steel LLC
Term Loan B, 6.69%, (3M LIBOR + 5.00%), 08/15/23 (b)	193	195
BWAY Holding Co.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 04/03/24 (b) (i)	285	286
Term Loan B, 4.96%, (3M LIBOR + 3.25%), 04/03/24 (b)	283	284
Term Loan B, 7.00%, (3M LIBOR + 3.25%), 04/03/24 (b)	1	1
Consolidated Container Co. LLC
1st Lien Term Loan, 4.88%, (1M LIBOR + 3.50%), 05/10/24 (b)	284	286

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Forterra Finance LLC
Term Loan B, 0.00%, (1M LIBOR + 3.00%), 10/25/23 (b) (i)	90	83
Term Loan B, 4.65%, (1M LIBOR + 3.00%), 10/25/23 (b)	120	110
H.B. Fuller Co.
Term Loan B, 4.07%, (3M LIBOR + 2.25%), 10/11/24 (b)	341	343
Invictus U.S. LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 02/14/25 (b) (i)	160	161
Penn Engineering & Manufacturing Corp.
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 06/09/24 (b)	414	414
Pro Mach Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/07/25 (b) (i)	340	340
Proampac PG Borrower LLC
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.50%), 11/18/23 (b)	48	48
1st Lien Term Loan, 5.22%, (3M LIBOR + 3.50%), 11/18/23 (b)	18	18
1st Lien Term Loan, 5.35%, (3M LIBOR + 3.50%), 11/18/23 (b)	157	159
Quikrete Holdings Inc.
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 11/03/23 (b)	212	212
Reynolds Group Holdings Inc.
Term Loan, 4.40%, (3M LIBOR + 2.75%), 02/05/23 (b)	1,036	1,041
SIG Combibloc US Acquisition Inc.
Term Loan, 4.32%, (1M LIBOR + 3.00%), 02/03/22 (b)	683	686
Signode Industrial Group US Inc.
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 05/08/21 (b)	177	177
Term Loan B, 4.44%, (3M Prime Rate + 1.75%), 05/08/21 (b)	169	169
Solenis International LP
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 07/02/21 - 07/31/21 (b)	813	810
2nd Lien Term Loan, 8.73%, (3M LIBOR + 6.75%), 07/02/22 (b)	115	109
Tekni-Plex Inc.
Term Loan B-1, 4.90%, (3M LIBOR + 3.25%), 10/05/24 (b)	180	180
TMS International Corp.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 07/31/24 (b)	403	404
Univar Inc.
Term Loan B, 4.38%, (3M LIBOR + 2.50%), 07/01/24 (b)	429	431
WR Grace & Co.
Term Loan B-1, 0.00%, (3M LIBOR + 1.75%), 02/23/25 (b) (i)	65	65
Term Loan B-2, 0.00%, (3M LIBOR + 1.75%), 02/23/25 (b) (i)	112	112
		9,909
Real Estate 0.3%
Capital Automotive LP
1st Lien Term Loan, 4.15%, (1M LIBOR + 2.50%), 03/21/24 (b)	442	443
2nd Lien Term Loan, 7.88%, (3M LIBOR + 6.00%), 03/21/25 (b)	285	288
Communications Sales & Leasing Inc.
Term Loan B, 4.65%, (1M LIBOR + 3.00%), 10/24/22 (b)	168	162
Iron Mountain Inc.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/02/26 (b) (i)	305	304
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.88%, (3M LIBOR + 2.25%), 04/20/23 (b)	277	278
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 04/25/25 (b) (i)	45	45
Realogy Corp.
Term Loan B, 3.96%, (3M LIBOR + 2.25%), 01/25/25 (b)	239	241
	Shares/Par[1]	Value ($)
RHP Hotel Properties LP
Term Loan B, 4.07%, (3M LIBOR + 2.25%), 05/11/24 (b)	340	342
VICI Properties 1 LLC
Term Loan B, 3.85%, (3M LIBOR + 2.25%), 12/13/24 (b)	215	215
		2,318
Telecommunication Services 1.2%
CenturyLink Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 01/15/25 (b)	1,262	1,240
Cogeco Communications (USA) II LP
1st Lien Term Loan, 0.00%, (1M LIBOR + 2.38%), 08/11/24 (b) (i)	300	300
1st Lien Term Loan, 4.02%, (1M LIBOR + 2.38%), 08/11/24 (b)	197	197
Consolidated Communications Inc.
Term Loan B, 4.65%, (1M LIBOR + 3.00%), 09/29/23 (b)	445	439
Frontier Communications Corp.
Delayed Draw Term Loan A, 4.40%, (3M LIBOR + 2.75%), 03/31/21 (b)	138	136
Term Loan B-1, 5.63%, (3M LIBOR + 3.75%), 05/31/24 (b)	596	587
Greeneden US Holdings II LLC
Term Loan B, 5.19%, (3M LIBOR + 3.50%), 12/01/23 (b)	551	554
Intelsat Jackson Holdings SA
Term Loan B-3, 5.71%, (3M LIBOR + 3.75%), 11/27/23 (b)	365	365
Term Loan B-4, 6.46%, (3M LIBOR + 4.50%), 01/14/24 (b)	45	46
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.98%, (3M LIBOR + 3.25%), 10/27/24 (b)	110	110
Premiere Global Services Inc.
1st Lien Term Loan, 8.29%, (3M LIBOR + 6.50%), 12/08/21 (b)	80	80
SBA Senior Finance II LLC
Term Loan B-1, 0.00%, (3M LIBOR + 2.25%), 03/24/21 (b) (i)	325	326
Term Loan B-1, 3.90%, (3M LIBOR + 2.25%), 03/24/21 (b)	196	196
Incremental Term Loan B-2, 3.90%, (3M LIBOR + 2.25%), 06/10/22 (b)	410	410
Sprint Communications Inc.
1st Lien Term Loan B, 4.44%, (3M LIBOR + 2.50%), 02/01/24 (b)	921	921
Syniverse Holdings Inc.
1st Lien Term Loan, 6.72%, (3M LIBOR + 5.00%), 02/09/23 (b)	665	672
2nd Lien Term Loan, 10.72%, (3M LIBOR + 9.00%), 02/09/24 (b)	85	86
Telesat Canada
Term Loan B-4, 4.70%, (3M LIBOR + 3.00%), 11/17/23 (b)	450	451
Virgin Media Bristol LLC
Term Loan, 4.28%, (3M LIBOR + 2.50%), 02/10/26 (b)	370	372
Zayo Group LLC
Incremental Term Loan, 3.87%, (3M LIBOR + 2.25%), 01/19/24 (b)	243	244
Ziggo Secured Finance Partnership
Term Loan E, 4.28%, (3M LIBOR + 2.50%), 04/15/25 (b)	810	804
		8,536
Utilities 0.5%
Calpine Construction Finance Co. LP
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 01/15/25 (b)	444	445
Calpine Corp.
Term Loan B-5, 4.20%, (3M LIBOR + 2.50%), 05/23/22 (b)	256	256
Term Loan B-6, 0.00%, (3M LIBOR + 2.50%), 01/15/23 (b) (i)	100	100
Term Loan B-7, 4.20%, (3M LIBOR + 2.50%), 05/15/23 (b)	275	276

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Dynegy Inc.
Term Loan C-2, 4.60%, (1M LIBOR + 2.75%), 02/07/24 (b)	1,259	1,266
Nautilus Power LLC
Term Loan B, 5.90%, (3M LIBOR + 4.25%), 04/28/24 (b)	421	427
NRG Energy Inc.
Term Loan B, 3.94%, (3M LIBOR + 1.75%), 06/14/23 (b)	550	551
Talen Energy Supply LLC
Term Loan B-2, 5.65%, (3M LIBOR + 4.00%), 04/07/24 (b)	209	205
Vistra Operations Co. LLC
Term Loan B-2, 4.06%, (3M LIBOR + 2.75%), 12/14/23 (b)	165	166
Term Loan B-2, 4.13%, (3M LIBOR + 2.75%), 08/03/24 (b)	52	53
		3,745
Total Senior Loan Interests (cost $119,866)		119,530
GOVERNMENT AND AGENCY OBLIGATIONS 57.3%
Collateralized Mortgage Obligations 2.3%
Federal Home Loan Mortgage Corp.
Series 2017-M2-HQA2, 4.52%, (1M US LIBOR + 2.65%), 12/25/29 (b)	2,020	2,076
Series 2017-M2-DNA2, REMIC, 5.32%, (1M US LIBOR + 3.45%), 10/25/29 (b)	2,520	2,739
Series 2018-M2-HQA1, REMIC, 4.15%, (1M US LIBOR + 2.30%), 09/25/30 (b)	3,810	3,813
Federal National Mortgage Association
Series 2017-2M2-C07, REMIC, 4.37%, (1M US LIBOR + 2.50%), 05/28/30 (b)	4,260	4,321
Series 2018-1M2-C01, REMIC, 4.12%, (1M US LIBOR + 2.25%), 07/25/30 (b)	3,140	3,161
		16,110
Mortgage-Backed Securities 24.0%
Federal Home Loan Mortgage Corp.
TBA, 3.00%, 04/15/33 (k)	3,325	3,320
TBA, 3.50%, 04/15/33 - 04/15/48 (k)	27,800	27,946
TBA, 4.00%, 04/15/48 (k)	37,090	38,065
TBA, 4.50%, 04/15/48 (k)	9,910	10,375
Federal National Mortgage Association
TBA, 3.50%, 04/15/33 - 04/15/48 (k)	25,615	25,776
TBA, 4.00%, 04/15/48 (k)	44,065	45,215
TBA, 4.50%, 04/15/48 (k)	19,040	19,937
		170,634
Sovereign 8.1%
Argentina Republic Government International Bond
8.28%, 12/31/33	575	629
2.50%, 12/31/38 (l)	2,340	1,565
6.88%, 01/11/48	359	327
Bahrain Government International Bond
6.75%, 09/20/29	400	374
Banco Nacional de Desenvolvimento Economico e Social
4.75%, 05/09/24 (c)	200	200
Banque Centrale de Tunisie SA
5.75%, 01/30/25	200	190
Belize Government International Bond
4.94%, 02/20/34 (l)	283	170
Bermuda Government International Bond
4.14%, 01/03/23	400	413
4.85%, 02/06/24 (c)	280	294
3.72%, 01/25/27	200	195
Bolivia Government International Bond
4.50%, 03/20/28 (c) (e)	390	367
Brazil Government International Bond
6.00%, 04/07/26	390	428
5.63%, 01/07/41	150	147
5.00%, 01/27/45	250	225
5.63%, 02/21/47 (e)	290	282
Colombia Government International Bond
4.00%, 02/26/24	390	393
8.13%, 05/21/24	240	295
3.88%, 04/25/27	447	438
7.38%, 09/18/37	140	180
	Shares/Par[1]	Value ($)
5.00%, 06/15/45	1,068	1,081
Costa Rica Government International Bond
7.16%, 03/12/45 (e)	450	471
7.16%, 03/12/45 (c)	536	563
Croatia Government International Bond
6.63%, 07/14/20	300	322
5.50%, 04/04/23	1,240	1,331
6.00%, 01/26/24 (c)	260	287
6.00%, 01/26/24	200	221
Dominican Republic International Bond
5.88%, 04/18/24 (c)	390	410
6.88%, 01/29/26 (c)	290	322
6.85%, 01/27/45 (c)	200	216
6.85%, 01/27/45	100	108
6.50%, 02/15/48	300	309
Ecuador Government International Bond
9.63%, 06/02/27	200	213
8.88%, 10/23/27	300	304
Egypt Government International Bond
8.50%, 01/31/47	200	223
7.90%, 02/21/48	200	211
El Salvador Government International Bond
7.65%, 06/15/35	120	126
7.63%, 02/01/41	230	241
Eskom Holdings SOC Ltd.
7.13%, 02/11/25 (c)	219	224
Export Credit Bank of Turkey
5.00%, 09/23/21	200	198
5.38%, 10/24/23 (c)	200	198
Federative Republic of Brazil
2.63%, 01/05/23	490	466
Guatemala Government Bond
4.38%, 06/05/27 (c)	390	376
Hungary Government International Bond
7.63%, 03/29/41	890	1,287
Indonesia Government International Bond
3.70%, 01/08/22 (c)	780	781
4.13%, 01/15/25	200	201
4.35%, 01/08/27 (c)	200	203
4.35%, 01/08/27	200	203
5.25%, 01/17/42	420	442
4.35%, 01/11/48	451	430
Ivory Coast Government International Bond
5.75%, 12/31/32	1,663	1,597
Jamaica Government International Bond
6.75%, 04/28/28	200	222
8.00%, 03/15/39	100	120
Jordan Government International Bond
6.13%, 01/29/26	200	201
Kazakhstan Government International Bond
5.13%, 07/21/25 (c)	780	844
Kenya Government International Bond
7.25%, 02/28/28	201	209
Lebanon Government International Bond
6.85%, 03/23/27	68	66
6.65%, 02/26/30	222	203
Mexico Government International Bond
4.15%, 03/28/27 (e)	390	394
4.35%, 01/15/47	390	358
Mongolia Government International Bond
10.88%, 04/06/21	500	575
8.75%, 03/09/24	200	225
Morocco Government International Bond
4.25%, 12/11/22 (c)	390	397
5.50%, 12/11/42	250	265
5.50%, 12/11/42 (c)	200	212
Namibia International Bond
5.25%, 10/29/25 (c)	490	486
Nigeria Government International Bond
5.63%, 06/27/22	725	740
6.50%, 11/28/27	200	203
7.14%, 02/23/30	200	203
7.88%, 02/16/32	400	435
Oman Government International Bond
3.88%, 03/08/22 (c)	390	379

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
5.38%, 03/08/27 (c)	200	195
5.63%, 01/17/28	393	384
6.50%, 03/08/47	270	254
6.50%, 03/08/47 (c)	200	188
6.75%, 01/17/48	579	556
Panama Government International Bond
8.88%, 09/30/27	150	207
3.88%, 03/17/28 (e)	200	201
6.70%, 01/26/36	400	508
4.50%, 05/15/47 (e)	200	203
Paraguay Government International Bond
4.70%, 03/27/27 (c)	390	394
Pertamina Persero PT
5.63%, 05/20/43	200	205
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/28	200	202
Petroleos de Venezuela SA
0.00%, 05/16/24 - 11/15/26 (f) (g)	2,612	702
Province of New Brunswick, Canada
2.75%, 06/15/18	3,300	3,304
Province of Ontario, Canada
3.00%, 07/16/18	4,008	4,012
Qatar Government International Bond
2.38%, 06/02/21 (c)	390	378
3.25%, 06/02/26 (c)	200	189
4.63%, 06/02/46 (c)	200	197
Republic of Belarus International Bond
6.20%, 02/28/30	200	198
Republic of Colombia
6.13%, 01/18/41	200	231
Republic of Ghana
10.75%, 10/14/30	470	613
Republic of Panama
3.75%, 03/16/25	390	393
Republic of Paraguay
6.10%, 08/11/44	400	435
Republic of Serbia
4.88%, 02/25/20 (c)	490	502
7.25%, 09/28/21	430	478
6.75%, 11/01/24 (l)	103	104
Republic of South Africa
5.65%, 09/27/47	600	593
Republic of South Africa Government International Bond
4.85%, 09/27/27	350	346
Romania Government International Bond
6.13%, 01/22/44 (c)	290	348
Russia Federal Bond
4.25%, 06/23/27	200	199
Russia Government International Bond
5.25%, 06/23/47	600	600
Saudi Arabia Government International Bond
2.38%, 10/26/21 (c)	390	376
2.88%, 03/04/23	200	193
4.50%, 10/26/46 (c)	200	187
Saudi Government International Bond
3.25%, 10/26/26 (c)	200	187
Serbia International Bond
4.88%, 02/25/20	900	921
Slovenia Government International Bond
5.25%, 02/18/24	400	442
South Africa Government International Bond
4.88%, 04/14/26 (e)	390	389
4.30%, 10/12/28	200	187
5.00%, 10/12/46	200	182
Sri Lanka Government International Bond
5.88%, 07/25/22	377	382
6.85%, 11/03/25	443	459
Trinidad & Tobago Government International Bond
4.50%, 08/04/26 (c)	590	595
Turkey Government International Bond
7.50%, 11/07/19	790	836
6.25%, 09/26/22	390	413
4.88%, 10/09/26	1,000	941
6.00%, 03/25/27	855	869
	Shares/Par[1]	Value ($)
5.13%, 02/17/28	288	273
5.75%, 05/11/47	200	178
Ukraine Government International Bond
7.75%, 09/01/21	140	146
7.75%, 09/01/23 - 09/01/26 (c)	327	336
7.75%, 09/01/25 - 09/01/27	450	461
7.38%, 09/25/32	720	695
0.00%, 05/31/40 (b) (c)	400	279
United Mexican States
5.75%, 10/12/10	1,120	1,133
Uruguay Government International Bond
4.38%, 10/27/27	390	403
5.10%, 06/18/50	670	692
Venezuela Government International Bond
0.00%, 10/13/24 (f) (g)	438	129
Zambia Government International Bond
8.50%, 04/14/24	300	314
		57,331
Treasury Inflation Indexed Securities 13.2%
U.S. Treasury Inflation Indexed Bond
3.38%, 04/15/32 (m)	4,476	6,013
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (m)	12,610	12,323
2.00%, 01/15/26 (m)	16,297	17,975
2.38%, 01/15/27 (m)	6,182	7,074
3.63%, 04/15/28 (m)	6,314	8,083
2.50%, 01/15/29 (m)	14,166	16,757
3.88%, 04/15/29 (m)	19,103	25,393
		93,618
U.S. Government Agency Obligations 0.1%
Federal National Mortgage Association
5.63%, 07/15/37 (n)	750	1,017
U.S. Treasury Securities 9.6%
U.S. Treasury Bond
4.50%, 02/15/36	1,245	1,536
2.25%, 08/15/46	2,655	2,280
U.S. Treasury Note
1.25%, 01/31/19	12,070	11,985
1.13%, 02/28/19	12,105	11,999
0.88%, 04/15/19 - 05/15/19	12,425	12,252
1.38%, 04/30/20	3,110	3,051
2.13%, 12/31/21	7,580	7,483
1.50%, 02/28/23	15,935	15,148
2.25%, 10/31/24 - 02/15/27	2,890	2,813
		68,547
Total Government And Agency Obligations (cost $408,813)		407,257
INVESTMENT COMPANIES 7.8%
iShares iBoxx USD High Yield Corporate Bond ETF (e)	286	24,480
SPDR Barclays High Yield Bond ETF (e)	670	24,028
VanEck Vectors JPMorgan EM Local Currency Bond ETF	365	7,154
Total Investment Companies (cost $55,273)		55,662
SHORT TERM INVESTMENTS 10.1%
Securities Lending Collateral 6.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (o)	45,999	45,999
Treasury Securities 3.6%
U.S. Treasury Bill
1.63%, 05/24/18 (p) (q)	25,500	25,438
Total Short Term Investments (cost $71,454)		71,437
Total Investments 131.7% (cost $927,523)		935,502
Other Derivative Instruments (0.1)%		(435)
Other Assets and Liabilities, Net (31.6)%		(224,642)
Total Net Assets 100.0%		710,425

(a) The Fund had an unfunded commitment at March 31, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $32,307 and 4.5%, respectively.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) All or portion of the security was on loan.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Convertible security.

(i) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2018, the total payable for investments purchased on a delayed delivery basis was $170,118.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(m) Treasury inflation indexed note, par amount is adjusted for inflation.

(n) The security is a direct debt of the agency and not collateralized by mortgages.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(p) All or a portion of the security is pledged or segregated as collateral.

(q) The coupon rate represents the yield to maturity.

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Albea Beauty Holdings SA Term Loan	110	—
Amneal Pharmaceuticals LLC Term Loan B	488	2
Cypress Intermediate Holdings III Inc. 1st Lien Term Loan	289	1
EG Finco Ltd. Term Loan	358	1
EG Finco Ltd. 2nd Lien Term Loan	54	—
EG Group Ltd. Term Loan B	206	(1)
Mitchell International Inc. Delayed Draw Term Loan	24	—
MTN Infrastructure TopCo Inc. Term Loan	107	1
Pearl Intermediate Parent LLC Delayed Draw Term Loan	42	—
Pearl Intermediate Parent LLC 2nd Lien Term Loan	73	(1)
RPI Finance Trust Term Loan B-6	486	—
Sally Holdings LLC Term Loan B	135	(3)
Sinclair Television Group Inc. Term Loan B	110	1
SS&C Technologies Inc. Term Loan B-3	626	4
SS&C Technologies Holdings Europe SARL Term Loan B-4	223	2
Tekni-Plex Inc. Delayed Draw Term Loan*	32	—
Tekni-Plex Inc.Term Loan*	53	—
West Corp. Term Loan B-1	205	—
Wrangler Buyer Corp. Term Loan B	497	(1)
Zodiac Pool Solutions LLC Term Loan B	343	(1)
	4,461	5

* Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
British Pound	6	June 2018		524	(3)	3
Canadian Dollar	4	June 2018		312	—	(2)
Euro FX Currency	(9)	June 2018		(1,399)	3	8
Euro-OAT	(137)	June 2018	EUR	(20,784)	(39)	(487)
U.S. Treasury Long Bond	(156)	June 2018		(22,226)	(117)	(647)
U.S. Treasury Note, 10-Year	(96)	June 2018		(11,505)	(22)	(124)
U.S. Treasury Note, 5-Year	(63)	June 2018		(7,183)	(7)	(28)
Ultra 10-Year U.S. Treasury Note	(180)	June 2018		(22,979)	(70)	(395)
Ultra Long Term U.S. Treasury Bond	(145)	June 2018		(22,403)	(168)	(865)
					(423)	(2,537)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.43	12/07/27	3,860	(5)	124
3M LIBOR (Q)	Receiving	2.43	12/07/27	3,990	(6)	130
3M LIBOR (Q)	Receiving	2.90	03/16/28	4,040	(6)	(31)
					(17)	223

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.EM.28 (Q)	1.00	12/20/22	(3,298)	(23)	5	119
				(23)	5	119

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Emerging Markets Innovator Fund
COMMON STOCKS 95.0%
Argentina 2.2%
Despegar.com Corp. (a) (b)	171	5,353
Grupo Financiero Galicia SA - Class B - ADR	50	3,263
Loma Negra Cia Industrial Argentina SA - ADS (a)	214	4,556
		13,172
Brazil 7.1%
Fleury SA	502	4,143
Iguatemi Empresa de Shopping Centers SA	487	5,782
Linx SA	818	5,030
Localiza Rent a Car SA	960	8,297
Odontoprev SA	1,392	6,302
Raia Drogasil SA	309	7,003
Smiles Fidelidade SA	325	6,872
		43,429
China 17.3%
3SBio Inc. (a) (b) (c)	3,184	7,268
AAC Technologies Holdings Inc.	564	10,431
Baozun Inc. - ADR (a) (b)	181	8,287
Bright Scholar Education Holdings Ltd. - ADS (a) (b)	236	3,648
Brilliance China Automotive Holdings Ltd.	2,770	5,857
China Lodging Group Ltd. - ADR	69	9,093
China Maple Leaf Educational Systems Ltd. (b)	4,912	6,636
Four Seasons Education Cayman Inc. - ADR (b)	293	1,941
Fu Shou Yuan International Group Ltd. (d) (e)	7,447	7,409
Hangzhou Robam Appliances Co. Ltd. - Class A	377	2,217
HOSA International Ltd. (b)	7,836	2,784
New Oriental Education & Technology Group - ADR	83	7,283
Silergy Corp.	48	1,092
TAL Education Group - ADS	315	11,693
Vipshop Holdings Ltd. - ADR (a)	628	10,433
Wuxi Biologics Cayman Inc. (a) (b) (c)	965	9,417
		105,489
Egypt 0.8%
Commercial International Bank Egypt SAE	948	4,798
Georgia 1.3%
Bank of Georgia Holdings Plc	162	8,095
Greece 0.8%
JUMBO SA	285	5,094
Hong Kong 4.7%
Kerry Logistics Network Ltd.	3,100	4,594
Man Wah Holdings Ltd. (b)	5,851	4,681
Mandarin Oriental International Ltd. (b)	1,671	4,010
Minth Group Ltd.	858	3,936
Sunny Optical Technology Group Co. Ltd.	609	11,510
		28,731
Hungary 0.7%
OTP Bank Plc	92	4,142
India 12.8%
Arvind Ltd.	1,175	6,979
Biocon Ltd.	1,801	16,503
Cholamandalam Investment and Finance Co. Ltd.	195	4,372
Coromandel International Ltd.	730	5,915
Dalmia Bharat Ltd.	84	3,709
Kaveri Seed Co. Ltd.	464	3,462
Mindtree Ltd.	445	5,293
Oberoi Realty Ltd.	787	6,204
Shree Cement Ltd.	11	2,838
Shriram Transport Finance Co. Ltd.	257	5,702
Symphony Ltd.	109	3,016
Syngene International Ltd. (c)	752	6,946
VOLTAS Ltd.	762	7,297
		78,236
Indonesia 1.6%
Ace Hardware Indonesia Tbk PT	73,833	7,191
PT Indocement Tunggal Prakarsa Tbk	2,387	2,784
		9,975
Kenya 0.7%
Equity Group Holdings Ltd.	7,461	3,988
	Shares/Par[1]	Value ($)
Luxembourg 1.3%
Globant SA (a) (b)	148	7,627
Malaysia 3.6%
Bermaz Auto Bhd	3,788	2,222
Karex Bhd	7,442	1,569
My EG Services Bhd	24,618	18,125
		21,916
Mexico 2.2%
Alsea SAB de CV	1,792	6,261
Gentera SAB de CV (b)	5,246	3,826
Grupo Rotoplas SAB de CV (b)	2,078	3,260
		13,347
Netherlands 0.7%
DP Eurasia NV (a) (c)	1,451	4,104
Pakistan 0.8%
Lucky Cement Ltd.	859	5,124
Peru 0.2%
Credicorp Ltd.	6	1,376
Philippines 1.3%
International Container Terminal Services Inc.	1,965	3,795
Jollibee Foods Corp.	600	3,455
Philippine Seven Corp.	403	958
		8,208
Poland 0.6%
KRUK SA	53	3,368
Portugal 0.6%
Jeronimo Martins SGPS SA	198	3,623
Russian Federation 0.7%
Moscow Exchange MICEX-RTS OAO	2,130	4,373
South Africa 6.5%
Capitec Bank Holdings Ltd. (b)	82	6,037
Clicks Group Ltd.	466	7,225
Curro Holdings Ltd. (a) (b)	841	2,274
Discover Ltd.	770	11,126
Foschini Group Ltd.	317	6,032
Spar Group Ltd.	338	5,781
Stadio Holdings Ltd. (a) (b)	2,111	1,025
		39,500
South Korea 8.6%
Caregen Co. Ltd.	57	4,786
Celltrion Healthcare Co. Ltd. (a)	9	973
Celltrion Inc. (a) (b)	10	2,921
Cosmax Inc. (b)	63	8,163
Hugel Inc. (a)	3	1,969
Medy-Tox Inc.	27	18,796
NCSoft Corp.	15	5,723
Samsung Biologics Co. Ltd. (a) (c)	3	1,179
Seegene Inc. (a)	247	8,113
		52,623
Sri Lanka 0.5%
John Keells Holdings Plc	2,832	2,899
Taiwan 13.5%
AirTAC International Group	525	9,463
ASMedia Technology Inc.	334	4,313
Catcher Technology Co. Ltd.	348	4,389
Chailease Holding Co. Ltd.	1,777	6,187
Cub Elecparts Inc.	489	6,915
Eclat Textile Co. Ltd.	118	1,395
eMemory Technology Inc.	677	8,198
Himax Technologies Inc. - ADR (b)	470	2,894
Hota Industrial Manufacturing Co. Ltd.	1,332	5,748
LandMark Optoelectronics Corp.	316	4,191
Largan Precision Co. Ltd.	49	5,650
Nien Made Enterprise Co. Ltd.	240	2,322
President Chain Store Corp.	343	3,469
Sporton International Inc.	369	2,047
Sunny Friend Environmental Technology Co. Ltd.	381	2,961
Taiwan Liposome Co. Ltd. (a)	257	972
TCI Co. Ltd.	486	6,817

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Voltronic Power Technology Corp.	228	4,444
		82,375
Thailand 2.0%
Beauty Community PCL	9,518	6,539
Bumrungrad Hospital PCL	389	2,587
KCE Electronics PCL	709	1,523
Minor International PCL	1,220	1,490
		12,139
Turkey 0.4%
Logo Yazilim Sanayi Ve Ticaret A/S (a)	182	2,248
United Arab Emirates 1.3%
Emaar Malls Group PJSC	3,662	2,140
NMC Health Plc	122	5,814
		7,954
Vietnam 0.2%
Vietnam Dairy Products JSC	150	1,369
Total Common Stocks (cost $466,719)		579,322
PREFERRED STOCKS 0.3%
Colombia 0.3%
Banco Davivienda SA	183	1,974
Total Preferred Stocks (cost $1,850)		1,974
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 13.4%
Investment Companies 7.7%
JNL Government Money Market Fund - Institutional Class, 1.55% (f) (g)	46,691	46,691
Securities Lending Collateral 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (g)	34,772	34,772
Total Short Term Investments (cost $81,463)		81,463
Total Investments 108.7% (cost $550,032)		662,759
Other Derivative Instruments 0.0%		16
Other Assets and Liabilities, Net (8.7)%		(53,239)
Total Net Assets 100.0%		609,536

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $28,914 and 4.7%, respectively.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Fu Shou Yuan International Group Ltd.	09/28/15	5,458	7,409	1.2
		5,458	7,409	1.2

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	SSB	04/02/18	BRL	9,063	2,745	23
EUR/USD	DUB	04/03/18	EUR	168	207	(1)
GBP/USD	BCL	04/03/18	GBP	441	619	(3)
GBP/USD	BCL	04/04/18	GBP	199	280	—
HKD/USD	DUB	04/03/18	HKD	26,556	3,384	—
HUF/USD	JPM	04/03/18	HUF	71,131	280	(1)
IDR/USD	SSB	04/03/18	IDR	12,135,823	881	(2)
KES/USD	SCB	04/04/18	KES	23,827	236	(2)
MXN/USD	HSB	04/02/18	MXN	11,524	634	7
MXN/USD	BOA	04/03/18	MXN	576	32	—
USD/EGP	HSB	04/02/18	EGP	(853)	(48)	—
USD/EUR	HSB	04/04/18	EUR	(173)	(212)	—
ZAR/USD	JPM	04/04/18	ZAR	7,745	654	(5)
ZAR/USD	BOA	04/05/18	ZAR	183	15	—
					9,707	16

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Global Growth Fund
COMMON STOCKS 97.0%
China 2.4%
Baidu.com - Class A - ADR (a)	77	17,241
JD.com Inc. - Class A - ADR (a)	1,116	45,202
		62,443
Denmark 0.7%
FLSmidth & Co. A/S	276	17,732
France 6.4%
Kering SA	117	56,124
LVMH Moet Hennessy Louis Vuitton SE	257	79,412
Societe Generale SA	609	33,147
		168,683
Germany 7.2%
Allianz SE	219	49,463
Bayer AG	273	30,887
Linde AG (a)	119	25,082
SAP SE	532	55,721
Siemens AG	234	29,949
		191,102
India 2.7%
DLF Ltd.	16,209	50,642
ICICI Bank Ltd. - ADR	2,250	19,911
		70,553
Italy 0.3%
Brunello Cucinelli SpA (b)	243	7,623
Japan 15.6%
Capcom Co. Ltd.	673	15,565
Dai-Ichi Life Holdings Inc.	1,737	32,184
Fanuc Ltd.	96	24,487
Keyence Corp.	95	59,584
Kyocera Corp.	463	26,174
Minebea Mitsumi Inc. (b)	596	12,860
Murata Manufacturing Co. Ltd.	330	45,563
NEC Electronics Corp. (a)	736	7,416
Nidec Corp.	458	70,783
Nintendo Co. Ltd.	69	30,781
Omron Corp.	476	27,955
Suzuki Motor Corp. (b)	516	27,997
TDK Corp.	356	31,740
		413,089
Netherlands 3.4%
Airbus SE	774	89,622
Spain 2.1%
Banco Bilbao Vizcaya Argentaria SA	1,828	14,508
Inditex SA	1,333	41,742
		56,250
Sweden 1.2%
Assa Abloy AB - Class B	1,536	33,196
Switzerland 3.0%
Credit Suisse Group AG	1,552	26,116
Roche Holding AG	54	12,480
UBS Group AG	2,338	41,114
		79,710
United Kingdom 5.4%
Circassia Pharmaceuticals Plc (a) (b)	3,352	4,053
Earthport Plc (a)	13,391	2,105
International Consolidated Airlines Group SA	2,739	23,715
International Game Technology Plc	817	21,828

	Shares/Par[1]	Value ($)
Shire Plc	224	11,169
TechnipFMC Plc	792	23,247
Unilever Plc	1,026	56,831
		142,948
United States of America 46.6%
3M Co.	176	38,655
ACADIA Pharmaceuticals Inc. (a) (b)	551	12,383
Adobe Systems Inc. (a)	348	75,099
Aetna Inc.	396	66,894
Alphabet Inc. - Class A (a)	148	153,061
AnaptysBio Inc. (a) (b)	133	13,816
Anthem Inc.	250	54,828
Biogen Inc. (a)	84	23,012
BioMarin Pharmaceutical Inc. (a)	124	10,074
Bluebird Bio Inc. (a) (b)	94	16,064
Blueprint Medicines Corp. (a)	204	18,754
Centene Corp. (a)	187	20,033
Citigroup Inc.	896	60,514
Colgate-Palmolive Co.	806	57,786
Equifax Inc.	124	14,614
Facebook Inc. - Class A (a)	360	57,470
Fidelity National Financial Inc.	530	21,210
Gilead Sciences Inc.	305	23,004
GlycoMimetics Inc. (a) (b)	316	5,125
Goldman Sachs Group Inc.	175	44,028
Intuit Inc.	339	58,821
Ionis Pharmaceuticals Inc. (a)	364	16,065
Loxo Oncology Inc. (a)	133	15,330
MacroGenics Inc. (a)	501	12,608
Maxim Integrated Products Inc.	1,013	60,988
Newell Brands Inc.	1,084	27,611
PayPal Holdings Inc. (a)	536	40,651
S&P Global Inc.	374	71,395
Sage Therapeutics Inc. (a)	175	28,195
Tiffany & Co.	331	32,308
United Parcel Service Inc. - Class B	252	26,421
Walt Disney Co.	347	34,887
Zimmer Biomet Holdings Inc.	222	24,222
		1,235,926
Total Common Stocks (cost $1,856,776)		2,568,877
PREFERRED STOCKS 1.8%
Germany 1.8%
Bayerische Motoren Werke AG	514	48,123
India 0.0%
Zee Entertainment Enterprises Ltd., 6.00%, 03/05/22	1,148	133
Total Preferred Stocks (cost $39,100)		48,256
SHORT TERM INVESTMENTS 3.6%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	60,687	60,687
Securities Lending Collateral 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	34,458	34,458
Total Short Term Investments (cost $95,145)		95,145
Total Investments 102.4% (cost $1,991,021)		2,712,278
Other Derivative Instruments (0.0)%		(70)
Other Assets and Liabilities, Net (2.4)%		(63,081)
Total Net Assets 100.0%		2,649,127

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	JPM	04/03/18	CHF	1,688	1,766	(4)
DKK/USD	HSB	04/04/18	DKK	3,779	624	(2)
EUR/USD	DUB	04/03/18	EUR	11,922	14,670	(50)
GBP/USD	BCL	04/03/18	GBP	1,830	2,568	(14)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	CSI	04/02/18	JPY	1,208,354	11,356	2
SEK/USD	CSI	04/03/18	SEK	4,292	514	(2)
					31,498	(70)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 35.3%
Adagio IV CLO Ltd.
Series IV-A1R-A, 0.66%, (3M EU EURIBOR + 0.66%), 10/15/29, EUR (a) (b)	5,650	6,980
Series IV-A2R-A, 1.10%, 10/15/29, EUR (b)	600	738
AFC Home Equity Loan Trust
Series 2000-2A-1, REMIC, 2.51%, (1M US LIBOR + 0.64%), 03/25/30 (a)	1,867	1,706
Air Canada Pass-Through Trust
Series 2017-B-1, 3.70%, 01/15/26 (c) (d)	24	23
Atrium XII LLC
Series AR-12A, 2.57%, (3M US LIBOR + 0.83%), 04/22/27 (a) (b)	5,600	5,598
Attentus CDO III Ltd.
Series 2007-A2-3A, REMIC, 2.15%, (3M US LIBOR + 0.45%), 10/11/42 (a) (b)	8,150	7,105
Banc of America Funding Trust
Series 2005-5M1-A, REMIC, 2.50%, (1M US LIBOR + 0.68%), 02/20/35 (a)	4,750	4,711
BBCMS Trust
Series 2018-A-RRI, REMIC, 2.48%, (1M US LIBOR + 0.70%), 02/15/23 (a) (b)	2,500	2,495
Series 2018-B-RRI, REMIC, 2.83%, (1M US LIBOR + 1.05%), 02/15/23 (a) (b)	800	799
Series 2018-C-RRI, REMIC, 3.03%, (1M US LIBOR + 1.25%), 02/15/23 (a) (b)	600	600
Series 2018-D-RRI, REMIC, 3.83%, (1M US LIBOR + 2.05%), 02/15/23 (a) (b)	400	399
Series 2018-E-RRI, REMIC, 4.88%, (1M US LIBOR + 3.10%), 02/15/23 (a) (b)	2,600	2,597
Interest Only, Series 2018-XCP-RRI, REMIC, 1.19%, 02/15/33 (a) (b)	6,000	131
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (a) (c) (d)	7,532	6,163
BCMSC Trust
Series 1999-A5-B, REMIC, 7.44%, 01/15/20 (a)	6,307	2,589
Bear Stearns Alt-A Trust
Series 2005-12A1-8, REMIC, 2.41%, (1M US LIBOR + 0.54%), 10/25/35 (a)	13,641	13,433
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-A1-1A, 2.15%, (1M US LIBOR + 0.28%), 01/25/35 (a) (b)	1,627	1,592
CHL Mortgage Pass-Through Trust
Series 2006-2A1-OA5, REMIC, 2.07%, (1M US LIBOR + 0.20%), 04/25/36 (a)	4,817	4,170
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	2,502	2,115
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	7,596	7,571
Series 2013-1A4-2, REMIC, 3.71%, 11/25/37 (a) (b)	10,072	9,355
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	4,075	3,039
Countrywide Alternative Loan Trust
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,610	1,533
Series 2006-1A1A-OA17, REMIC, 2.02%, (1M US LIBOR + 0.20%), 12/20/46 (a)	3,246	2,821
Series 2005-B1-J4, REMIC, 3.22%, (1M US LIBOR + 1.35%), 07/25/35 (a)	3,223	3,155
Series 2005-A3-38, REMIC, 2.57%, (1M US LIBOR + 0.70%), 09/25/35 (a)	590	566
Series 2005-A1-81, REMIC, 2.15%, (1M US LIBOR + 0.28%), 02/25/37 (a)	1,743	1,603
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	5,280	3,927
Countrywide Asset-Backed Certificates
Series 2006-2A4-20, REMIC, 2.10%, (1M US LIBOR + 0.23%), 09/25/35 (a)	14,200	11,073
Series 2004-M4-AB2, REMIC, 3.15%, (1M US LIBOR + 1.28%), 05/25/36 (a)	2,251	1,656
CPS Auto Receivable Trust
Series 2017-A-D, 1.87%, 03/15/21 (b)	3,266	3,252
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.24%, 08/26/36 (a) (b)	5,161	5,141
	Shares/Par[1]	Value ($)
Credit-Based Asset Servicing and Securitization LLC
Series 2006-A2C-CB8, REMIC, 2.02%, (1M US LIBOR + 0.15%), 10/25/36 (a)	9,600	8,470
Crestline Denali CLO Ltd.
Series 2013-A1LR-1A, 2.80%, (3M US LIBOR + 1.05%), 10/26/27 (a) (b)	8,250	8,275
Crown Point CLO III Ltd.
Series 2013-A1LR-2A, 2.31%, (3M US LIBOR + 0.59%), 12/31/23 (a) (b)	3,896	3,896
CSMC Series
Series 2009-1A2-5R, REMIC, 3.42%, 06/26/36 (a) (b)	5,771	5,541
GE Business Loan Trust
Series 2005-A3-1A, REMIC, 2.03%, (1M US LIBOR + 0.25%), 06/15/33 (a) (b)	5,875	5,769
Series 2006-A-2, REMIC, 2.06%, (1M US LIBOR + 0.18%), 11/15/34 (a) (b)	3,194	3,108
Great Wolf Trust
Interest Only, Series 2017-XCP-WOLF, 0.00%, 12/15/18 (b)	34,700	—
Series 2017-A-WOLF, 2.63%, (1M US LIBOR + 0.85%), 09/15/19 (a) (b)	3,600	3,603
Series 2017-B-WOLF, 2.88%, (1M US LIBOR + 1.10%), 09/15/19 (a) (b)	4,600	4,595
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 6.55%, 04/26/37 (a) (b)	19,258	7,245
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 2.41%, (3M US LIBOR + 0.69%), 07/15/26 (a) (b)	5,630	5,630
JPMorgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 2.03%, (1M US LIBOR + 0.16%), 10/25/36 (a)	2,819	2,694
METAL Ltd.
Series 2017-A-1, 4.58%, 10/15/24 (b)	1,829	1,833
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 4.30%, 07/26/48 (a) (b)	7,113	7,194
NCUA Guaranteed Notes Trust
Series 2011-1A-R1, 2.16%, (1M US LIBOR + 0.45%), 01/08/20 (a)	8,151	8,166
Newgate Funding PLC
Series 2007-A3-2X, 0.77%, (3M GB LIBOR + 0.16%), 12/15/50, GBP (a)	4,900	6,337
People's Choice Home Loan Securities Trust
Series 2005-M3-3, REMIC, 2.73%, (1M US LIBOR + 0.86%), 08/25/35 (a)	6,543	5,704
Residential Asset Securitization Trust
Series 2005-A5-A5, REMIC, 2.27%, (1M US LIBOR + 0.40%), 05/25/35 (a)	1,801	1,542
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1M US LIBOR + 0.60%), 04/25/37 (a)	3,237	3,023
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 2.67%, (1M US LIBOR + 0.80%), 03/25/35 (a)	4,187	4,113
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR3, 2.85%, (1M US LIBOR + 0.98%), 04/25/35 (a)	544	382
Securitized Term Auto Receivables Trust
Series 2017-A2A-2A, 1.78%, 01/27/20 (b)	8,200	8,164
SG Mortgage Securities Trust
Series 2005-M3-OPT1, 2.34%, (1M US LIBOR + 0.47%), 10/25/35 (a)	4,975	4,468
S-Jets Ltd.
Series 2017-A-1, 3.97%, 08/15/25 (b)	625	625
SLM Private Education Loan Trust
Series 2011-A3-B, 4.03%, (1M US LIBOR + 2.25%), 05/15/19 (a) (b)	12,455	12,939
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 2.73%, (1M US LIBOR + 0.95%), 10/17/19 (a) (b)	5,181	5,204
Series 2017-B-1, REMIC, 2.95%, (1M US LIBOR + 1.17%), 10/17/19 (a) (b)	600	603
Series 2017-C-1, REMIC, 3.18%, (1M US LIBOR + 1.40%), 10/17/19 (a) (b)	2,100	2,109
Series 2017-D-1, REMIC, 3.73%, (1M US LIBOR + 1.95%), 10/17/19 (a) (b)	300	303

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
THL Credit Wind River CLO Ltd.
Series 2015-A1R-2A, 2.59%, 10/15/27 (b)	4,200	4,206
Torrens Trust
Series 2010-A4-2, 2.87%, (ASX Australian Bank Bill Short Term Rates 1M Mid + 1.10%), 09/14/41, AUD (a)	9,183	7,116
TruPS Financials Note Securitization Ltd.
Series 2017-A1-2A, 3.77%, 09/20/39 (b)	3,500	3,434
US Residential Opportunity Fund IV Trust
Series 2017-A-1III, REMIC, 3.35%, 11/27/37 (b) (e)	6,322	6,294
Wachovia Bank Commercial Mortgage Trust
Series 2007-C-C31, REMIC, 5.75%, 04/15/47 (a)	2,345	2,382
Series 2007-D-C31, REMIC, 5.81%, 04/15/47 (a) (c)	7,030	7,136
WaMu Mortgage Pass-Through Certificates
Series 2005-1A3-AR10, REMIC, 3.32%, 09/25/35 (a)	5,008	5,028
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-4A2-OA3, REMIC, 1.98%, (12M US Federal Reserve Cumulative Average CMT + 0.70%), 04/25/47 (a)	2,463	2,100
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, 2.60%, (1M US LIBOR + 0.85%), 12/13/20 (a) (b)	3,065	3,068
Series 2017-B-HSDB, 2.85%, (1M US LIBOR + 1.10%), 12/13/20 (a) (b)	2,542	2,557
Series 2017-D-HSDB, 3.59%, (1M US LIBOR + 1.85%), 12/13/23 (a) (b)	178	177
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A20-8, REMIC, 6.00%, 07/25/37	7,590	7,579
Series 2007-A1-AR7, REMIC, 3.71%, 12/28/37 (a)	2,648	2,575
Total Non-U.S. Government Agency Asset-Backed Securities (cost $304,182)		303,823
CORPORATE BONDS AND NOTES 30.4%
Consumer Discretionary 3.6%
Altice SA
7.25%, 05/15/22, EUR	440	526
7.75%, 05/15/22 (b)	2,200	2,045
ARAMARK Services Inc.
5.00%, 02/01/28 (b)	56	55
Bacardi Ltd.
4.50%, 01/15/21 (b)	1,600	1,643
Boyne USA Inc.
7.25%, 05/01/25 (c) (d)	2	2
Cequel Communications Holdings I LLC
7.50%, 04/01/28 (b)	200	205
Charter Communications Operating LLC
3.58%, 07/23/20	2,134	2,143
4.46%, 07/23/22	304	310
CRC Escrow Issuer LLC
5.25%, 10/15/25 (b)	4	4
CSC Holdings LLC
8.63%, 02/15/19	600	625
5.38%, 02/01/28 (b)	200	189
DISH DBS Corp.
4.25%, 04/01/18	660	660
7.88%, 09/01/19	1,920	2,012
5.13%, 05/01/20	430	430
DriveTime Automotive Group Inc.
8.00%, 06/01/21 (b) (f)	750	746
General Motors Co.
2.59%, (3M US LIBOR + 0.80%), 08/07/20 (a)	990	993
GLP Capital LP
4.38%, 11/01/18	1,500	1,502
iHeartCommunications Inc.
0.00%, 12/15/19 - 03/15/23 (g) (h)	7,532	5,932
0.00%, 03/01/21 (b) (g) (h)	60	47
Intrepid Aviation Group Holdings LLC
6.88%, 02/15/19 (b)	2,800	2,772
IRB Holding Corp.
6.75%, 02/15/26 (b)	23	23
Live Nation Entertainment Inc.
5.63%, 03/15/26 (b)	28	28
	Shares/Par[1]	Value ($)
Meredith Corp.
6.88%, 02/01/26 (b)	52	53
MGM Resorts International
8.63%, 02/01/19	2,500	2,606
5.25%, 03/31/20	3,080	3,157
Netflix Inc.
3.63%, 05/15/27, EUR	1,020	1,233
4.88%, 04/15/28 (b)	17	16
Numericable Group SA
6.00%, 05/15/22 (b)	200	195
QVC Inc.
4.45%, 02/15/25	1,000	990
Scientific Games International Inc.
5.00%, 10/15/25 (b)	8	8
Viking Cruises Ltd.
5.88%, 09/15/27 (b)	36	34
VOC Escrow Ltd.
5.00%, 02/15/28 (b)	80	76
Wyndham Hotels & Resorts Inc.
5.38%, 04/15/26 (b)	44	44
		31,304
Consumer Staples 0.5%
Anheuser-Busch InBev Worldwide Inc.
3.05%, (3M US LIBOR + 0.74%), 01/12/24 (a)	55	55
3.50%, 01/12/24	113	114
4.00%, 04/13/28	141	142
4.38%, 04/15/38	136	138
4.60%, 04/15/48	112	116
4.75%, 04/15/58	171	175
Campbell Soup Co.
2.64%, (3M US LIBOR + 0.50%), 03/16/20 (a)	160	160
2.77%, (3M US LIBOR + 0.63%), 03/15/21 (a)	120	120
3.30%, 03/15/21	130	131
3.65%, 03/15/23	170	170
3.95%, 03/15/25	150	149
4.15%, 03/15/28	170	168
4.80%, 03/15/48	50	50
Coty Inc.
6.50%, 04/15/26 (c) (d)	110	110
CVS Health Corp.
2.69%, (3M US LIBOR + 0.63%), 03/09/20 (a)	150	151
3.13%, 03/09/20	240	241
2.78%, (3M US LIBOR + 0.72%), 03/09/21 (a)	60	60
3.35%, 03/09/21	210	211
3.70%, 03/09/23	628	630
4.10%, 03/25/25	388	391
4.30%, 03/25/28	510	513
4.78%, 03/25/38	120	121
5.05%, 03/25/48	180	189
Danone SA
1.69%, 10/30/19 (b)	200	196
		4,501
Energy 3.3%
Andeavor Logistics LP
3.50%, 12/01/22	10	10
4.25%, 12/01/27	16	16
Ecopetrol SA
4.25%, 09/18/18	790	793
Enbridge Inc.
2.11%, (3M US LIBOR + 0.40%), 01/10/20 (a)	1,010	1,008
Ensco Plc
7.75%, 02/01/26	10	9
EQT Corp.
2.46%, (3M US LIBOR + 0.77%), 10/01/20 (a)	74	74
Gazprom Capital SA
2.93%, 04/26/18, EUR	1,685	2,076
3.70%, 07/25/18, EUR	300	372
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (b)	1,290	1,292
4.63%, 10/15/18, EUR	100	126
3.38%, 11/30/18, CHF	5,750	6,149
MPLX LP
3.38%, 03/15/23	19	19
4.00%, 03/15/28	36	35

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
4.50%, 04/15/38	52	51
ONGC Videsh Ltd.
2.50%, 05/07/18	1,200	1,199
3.25%, 07/15/19	3,800	3,794
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.75%, 09/30/19	6,000	6,300
Shelf Drilling Holdings Ltd.
8.25%, 02/15/25 (b)	60	60
Sinopec Group Overseas Development Ltd.
1.75%, 09/29/19 (b)	3,870	3,797
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	700	725
Sunoco LP
4.88%, 01/15/23 (b)	68	66
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/48 (c) (d)	36	35
		28,006
Financials 13.5%
AerCap Ireland Capital Ltd.
5.00%, 10/01/21	2,810	2,926
Ally Financial Inc.
3.60%, 05/21/18	1,730	1,731
4.75%, 09/10/18	1,800	1,813
3.50%, 01/27/19	170	170
4.13%, 03/30/20	3,790	3,813
Altice Financing SA
5.25%, 02/15/23, EUR	400	507
Ambac LSNI LLC
6.81%, (3M US LIBOR + 5.00%), 02/12/23 (a) (b)	69	70
American International Group Inc.
4.20%, 04/01/28	90	91
5.75%, 04/01/48 (f)	178	180
Assurant Inc.
4.20%, 09/27/23	72	72
Athene Holding Ltd.
4.13%, 01/12/28	54	52
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20), EUR (i)	3,000	3,991
Banco Santander SA
6.25%, (callable at 100 beginning 09/11/21), EUR (i)	200	271
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (i)	4,286	4,314
Barclays Bank Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (i)	700	914
Barclays Plc
7.00%, (callable at 100 beginning 09/15/19), GBP (i)	1,000	1,468
7.25%, (callable at 100 beginning 03/15/23), GBP (i) (j)	1,000	1,499
8.00%, (callable at 100 beginning 12/15/20), EUR (i) (j)	3,902	5,462
8.25%, (callable at 100 beginning 12/15/18) (i) (j)	3,700	3,829
3.25%, 01/17/33, GBP	200	270
Brookfield Finance Inc.
3.90%, 01/25/28	92	89
4.70%, 09/20/47	80	78
CIT Group Inc.
4.13%, 03/09/21	74	74
5.00%, 08/01/23	2,000	2,047
5.25%, 03/07/25	68	70
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (i) (j)	2,340	3,104
6.63%, (callable at 100 beginning 06/29/21), EUR (i)	2,200	3,077
Credit Suisse AG
6.50%, 08/08/23	200	217
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	500	488
DAE Funding LLC
4.50%, 08/01/22 (b)	950	900
5.00%, 08/01/24 (b)	2,270	2,146
	Shares/Par[1]	Value ($)
Deutsche Bank AG
4.25%, 10/14/21	1,000	1,014
3.95%, 02/27/23	100	100
Diamond 1 Finance Corp.
4.42%, 06/15/21 (b)	3,050	3,129
Ford Motor Credit Co. LLC
8.13%, 01/15/20	3,500	3,788
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (b)	40	41
HSBC Holdings Plc
6.25%, (callable at 100 beginning 03/23/23) (i) (j)	400	406
6.50%, (callable at 100 beginning 03/23/28) (i) (j)	610	623
Industrial & Commercial Bank of China Ltd.
2.54%, (3M US LIBOR + 0.75%), 11/08/20 (a)	4,800	4,798
ING Bank NV
2.45%, 03/16/20 (b)	3,500	3,458
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21), EUR (i)	3,685	4,932
Jefferies Finance LLC
7.38%, 04/01/20 (b)	2,415	2,439
Lincoln Finance Ltd.
6.88%, 04/15/21, EUR	3,700	4,704
Lloyds Banking Group Plc
7.00%, (callable at 100 beginning 06/27/19), GBP (i) (j)	1,090	1,600
4.38%, 03/22/28	200	202
Lloyds Banking Group PLC
3.27%, (ASX Australian Bank Bill Short Term Rates 3M Mid + 1.40%), 03/07/25, AUD (a)	500	380
4.00%, 03/07/25, AUD	500	383
Macquarie Bank Ltd.
2.05%, (3M US LIBOR + 0.35%), 04/04/19 (a) (b)	4,100	4,097
MetLife Inc.
5.88%, (callable at 100 beginning 03/15/28) (i)	300	305
Nationwide Building Society
3.77%, 03/08/24 (b)	400	399
4.30%, 03/08/29 (b)	400	399
Navient Corp.
4.88%, 06/17/19	1,700	1,714
8.00%, 03/25/20	3,445	3,665
6.50%, 06/15/22	78	81
Nordea Bank AB
2.50%, 09/17/20 (b)	3,300	3,249
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (c)	17	16
OI European Group BV
4.00%, 03/15/23 (b)	26	25
Petrobras Global Finance BV
6.13%, 01/17/22	5,900	6,302
7.38%, 01/17/27	2,300	2,492
Rio Oil Finance Trust
9.25%, 07/06/24 (e)	174	189
Santander Holdings USA Inc.
3.40%, 01/18/23	60	59
4.40%, 07/13/27	20	20
Santander UK Group Holdings Plc
6.75%, (callable at 100 beginning 06/24/24), GBP (i)	2,180	3,319
Sberbank of Russia Via SB Capital SA
3.08%, 03/07/19, EUR	500	630
SL Green Operating Partnership LP
3.25%, 10/15/22	14	14
SLM Corp.
8.45%, 06/15/18	3,030	3,057
5.50%, 01/15/19	1,540	1,560
Springleaf Finance Corp.
5.25%, 12/15/19	26	27
6.00%, 06/01/20	100	103
8.25%, 12/15/20	530	578
6.13%, 05/15/22	133	135
5.63%, 03/15/23	2,775	2,725
6.88%, 03/15/25	470	472
Starwood Property Trust Inc.
5.00%, 12/15/21	100	102

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
4.75%, 03/15/25 (b)	71	70
State Bank of India
3.25%, 04/18/18	2,900	2,901
VICI Properties 1 LLC
8.00%, 10/15/23	100	111
WPC Eurobond BV
2.13%, 04/15/27, EUR	100	123
		116,669
Health Care 1.3%
Charles River Laboratories International Inc.
5.50%, 04/01/26 (c) (d)	38	39
Community Health Systems Inc.
5.13%, 08/01/21 (f)	80	74
6.25%, 03/31/23	26	24
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19 (b)	2,075	2,139
4.13%, 10/15/20 (b)	2	2
HCA Inc.
3.75%, 03/15/19	5,700	5,717
Hologic Inc.
4.38%, 10/15/25 (b)	28	27
Mylan NV
3.75%, 12/15/20	1,980	1,992
Teva Pharmaceutical Finance Netherlands II BV
3.25%, 04/15/22, EUR (b)	400	494
4.50%, 03/01/25, EUR (b)	200	247
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/24 (b)	300	291
6.75%, 03/01/28 (b) (f)	200	198
Teva Pharmaceutical Finance V BV
1.50%, 10/25/18, CHF	10	11
Valeant Pharmaceuticals International Inc.
5.50%, 11/01/25 (b)	10	10
9.25%, 04/01/26 (c) (d)	154	153
		11,418
Industrials 1.9%
A P Moller - Maersk A/S
2.88%, 09/28/20 (b) (f)	2,280	2,260
American Woodmark Corp.
4.88%, 03/15/26 (b)	15	15
Avolon Holdings Funding Ltd.
5.50%, 01/15/23 (c) (d)	210	207
Canadian Pacific Railway Co.
4.50%, 01/15/22 (k)	1,190	1,238
Delta Air Lines Inc.
2.88%, 03/13/20	1,980	1,966
Flextronics International Ltd.
4.63%, 02/15/20	1,090	1,116
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (b)	80	81
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (i)	535	530
Harris Corp.
2.43%, (3M US LIBOR + 0.48%), 02/27/19 (a)	400	400
IHS Markit Ltd.
4.00%, 03/01/26 (b)	7	7
Masco Corp.
5.95%, 03/15/22	690	748
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (b)	10	10
5.25%, 08/15/22 (b)	2,850	2,790
4.50%, 03/15/23 (b)	4,800	4,542
Pisces Midco Inc.
8.00%, 04/15/26 (b)	282	285
Standard Industries Inc.
4.75%, 01/15/28 (b)	96	90
Textron Inc.
2.36%, (3M US LIBOR + 0.55%), 11/10/20 (a)	250	249
		16,534
Information Technology 2.2%
BMC Software Finance Inc.
8.13%, 07/15/21 (b)	3,801	3,790
	Shares/Par[1]	Value ($)
Broadcom Corp.
2.20%, 01/15/21	1,900	1,846
EMC Corp.
2.65%, 06/01/20	4,905	4,737
NetApp Inc.
3.38%, 06/15/21	1,090	1,090
3.30%, 09/29/24	36	35
Radiate Holdco LLC
6.88%, 02/15/23 (b)	70	68
SS&C Technologies Holdings Inc.
5.88%, 07/15/23	4,400	4,636
Tech Data Corp.
4.95%, 02/15/27 (k)	920	923
Tencent Holdings Ltd.
3.60%, 01/19/28 (b)	200	192
ViaSat Inc.
5.63%, 09/15/25 (b)	1,040	1,002
Western Digital Corp.
4.75%, 02/15/26	294	294
		18,613
Materials 0.3%
Ball Corp.
4.88%, 03/15/26 (f)	88	88
Berry Global Inc.
4.50%, 02/15/26 (b)	74	70
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (b)	34	33
Crown Americas LLC
4.75%, 02/01/26 (b)	53	51
Ingevity Corp.
4.50%, 02/01/26 (b)	40	39
Plum Creek Timberlands LP
4.70%, 03/15/21	1,690	1,753
Tronox Inc.
6.50%, 04/15/26 (c) (d)	94	94
		2,128
Real Estate 1.7%
American Tower Corp.
3.00%, 06/15/23	120	116
Boston Properties LP
3.20%, 01/15/25	62	60
Equinix Inc.
2.88%, 03/15/24 - 02/01/26, EUR	2,800	3,283
ERP Operating LP
3.50%, 03/01/28	46	45
Highwoods Realty LP
4.13%, 03/15/28	60	60
Howard Hughes Corp.
5.38%, 03/15/25 (b)	3,000	2,962
Hunt Cos. Inc.
6.25%, 02/15/26 (b)	28	27
Iron Mountain Inc.
5.25%, 03/15/28 (b)	8	8
Kennedy Wilson Europe Real Estate Plc
3.95%, 06/30/22, GBP	2,795	4,080
3.25%, 11/12/25, EUR	3,000	3,771
Kennedy-Wilson Inc.
5.88%, 04/01/24 (b)	84	83
Life Storage LP
3.88%, 12/15/27	26	25
Physicians Realty LP
3.95%, 01/15/28	56	54
STORE Capital Corp.
4.50%, 03/15/28	48	48
UDR Inc.
4.63%, 01/10/22	7	7
3.50%, 01/15/28	25	24
Vornado Realty LP
3.50%, 01/15/25	34	33
		14,686
Telecommunication Services 2.1%
Frontier Communications Corp.
8.50%, 04/01/26 (b)	100	97

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Intelsat Jackson Holdings Ltd.
7.25%, 10/15/20 (f)	2,410	2,228
SFR Group SA
5.38%, 05/15/22, EUR	800	1,001
SK Broadband Co. Ltd.
2.88%, 10/29/18	2,400	2,397
Sprint Capital Corp.
6.90%, 05/01/19	7,072	7,306
Sprint Corp.
7.25%, 09/15/21	1,650	1,705
7.63%, 03/01/26	340	332
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	1,750	1,739
4.74%, 03/20/25 (b)	200	201
5.15%, 03/20/28 (b)	400	402
T-Mobile USA Inc.
4.75%, 02/01/28	48	46
Wind Tre SpA
2.63%, 01/20/23, EUR (b)	200	222
2.75%, (3M EU EURIBOR + 2.75%), 01/20/24, EUR (a) (b)	200	227
		17,903
Utilities 0.0%
Calpine Corp.
5.25%, 06/01/26 (b)	17	16
Rockpoint Gas Storage Canada Ltd.
7.00%, 03/31/23 (b)	10	10
		26
Total Corporate Bonds And Notes (cost $263,659)		261,788
SENIOR LOAN INTERESTS 4.4%
Consumer Discretionary 1.7%
ARAMARK Services Inc.
Term Loan B-1, 3.88%, (3M LIBOR + 2.00%), 03/06/25 (a)	100	100
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.63%, (3M LIBOR + 2.75%), 09/28/24 (a)	299	301
CSC Holdings LLC
Term Loan B, 4.28%, (3M LIBOR + 2.50%), 01/12/26 (a)	100	100
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (g) (h)	600	474
Numericable Group SA
Term Loan B-12, 3.00%, (3M EURIBOR + 3.00%), 01/31/26, EUR (a)	4,788	5,651
Term Loan B-12, 4.72%, (3M LIBOR + 3.00%), 01/31/26 (a)	100	97
Sinclair Television Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 12/11/24 (a) (l)	300	301
Univision Communications Inc.
Term Loan C-5, 0.00%, (3M LIBOR + 2.75%), 03/15/24 (a) (l)	7,800	7,667
Wyndham Hotels & Resorts Inc.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/29/25 (a) (l) (m)	100	100
		14,791
Energy 0.7%
California Resources Corp.
1st Lien Term Loan, 6.57%, (3M LIBOR + 4.75%), 11/08/22 (a)	50	51
Cheniere Energy Partners LP
Term Loan, 4.13%, (3M LIBOR + 2.25%), 02/25/20 (a)	4,200	4,189
Drillship Hydra Owners Inc.
Term Loan, 0.00%, 09/20/24 (l)	2,050	2,145
		6,385
Financials 0.1%
Altice Financing SA
1st Lien Term Loan, 4.47%, (3M LIBOR + 2.75%), 01/06/26 (a)	50	49
Avolon (Luxembourg) SARL
Term Loan B-2, 4.07%, (3M LIBOR + 2.25%), 01/20/23 (a)	199	199
	Shares/Par[1]	Value ($)
Unitymedia Finance LLC
Term Loan, 4.03%, (3M LIBOR + 2.25%), 01/20/26 (a)	100	100
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (3M EURIBOR + 2.75%), 01/15/27, EUR (a)	200	245
UPC Financing Partnership
Term Loan AR, 4.28%, (3M LIBOR + 2.50%), 01/15/26 (a)	100	100
		693
Health Care 1.1%
Air Medical Group Holdings Inc.
Term Loan B-2, 6.01%, (3M LIBOR + 4.25%), 09/26/24 (a)	100	101
Centene Corp.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 09/13/18 (a) (c) (l) (m)	1,400	1,395
Community Health Systems Inc.
Term Loan G, 0.00%, (1M LIBOR + 2.75%), 12/14/19 (a) (l)	3,850	3,751
Term Loan H, 0.00%, (3M LIBOR + 3.00%), 01/27/21 (a) (l)	2,162	2,075
Kinetic Concepts Inc.
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 01/30/24 (a)	1,985	1,992
		9,314
Industrials 0.2%
Beacon Roofing Supply Inc.
Term Loan B, 3.94%, (3M LIBOR + 2.25%), 01/02/25 (a)	30	30
Pisces Midco Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 07/09/18 (a) (c) (l) (m)	400	397
Ply Gem Industries Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/29/25 (a) (l) (m)	200	200
Sequa Corp.
Term Loan, 7.07%, (3M LIBOR + 5.50%), 11/28/21 (a)	1,293	1,309
West Corp.
Term Loan, 5.88%, (3M LIBOR + 4.00%), 10/03/24 (a)	35	35
		1,971
Information Technology 0.6%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.13%, (1M LIBOR + 3.25%), 10/19/23 (a)	4,337	4,355
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 0.00%, (3M LIBOR + 2.50%), 02/27/25 (a) (l)	200	201
SS&C Technologies Inc.
Term Loan B-3, 0.00%, (3M LIBOR + 2.50%), 02/27/25 (a) (l)	500	502
		5,058
Materials 0.0%
Crown Americas LLC
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 01/18/25 (a) (l)	50	50
Total Senior Loan Interests (cost $38,229)		38,262
GOVERNMENT AND AGENCY OBLIGATIONS 23.6%
Mortgage-Backed Securities 9.4%
Federal National Mortgage Association
TBA, 3.00%, 05/15/48 (n)	2,000	1,949
TBA, 4.00%, 05/15/48 (n)	43,700	44,764
TBA, 3.50%, 05/15/48 - 06/15/48 (n)	34,200	34,206
		80,919
Municipal 0.0%
Commonwealth of Puerto Rico
0.00%, 07/01/23 - 07/01/41 (g) (h)	410	177
Sovereign 2.3%
Abu Dhabi Government International Bond
2.50%, 10/11/22 (b)	600	579
3.13%, 10/11/27 (b)	600	567
4.13%, 10/11/47 (b)	500	468

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Argentina Bonar Bond
25.06%, (Argentina Deposit Rates Badlar + 2.50%), 03/11/19, ARS (a)	400	21
25.81%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (a)	3,500	184
24.56%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (a)	67,323	3,427
Argentina Government International Bond
2.26%, 12/31/38, EUR (e) (f)	791	671
Argentina POM Politica Monetaria
27.25%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (a)	24,749	1,315
Argentina Republic Government International Bond
3.88%, 01/15/22, EUR	330	416
23.23%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (a)	154	13
3.38%, 01/15/23, EUR	200	244
5.25%, 01/15/28, EUR	100	120
7.82%, 12/31/33, EUR	34	47
6.25%, 11/09/47, EUR	100	114
Autonomous Community of Catalonia, Spain
4.75%, 06/04/18, EUR	7	9
Bolivarian Republic of Venezuela
0.00%, 05/07/28 (g) (h)	263	77
Peru Government International Bond
8.20%, 08/12/26, PEN (b)	300	117
6.15%, 08/12/32, PEN (b)	6,200	2,108
Petroleos de Venezuela SA
0.00%, 05/16/24 (g) (h)	110	30
Republic of Argentina
7.82%, 12/31/33, EUR	3,103	4,316
Saudi Arabia Government International Bond
2.88%, 03/04/23 (b)	400	385
4.63%, 10/04/47 (b)	600	573
Serbia International Bond
4.88%, 02/25/20	3,400	3,481
Turkey Government International Bond
5.63%, 03/30/21	300	311
Venezuela Government International Bond
0.00%, 12/09/20 - 03/31/38 (g) (h)	1,267	378
		19,971
U.S. Treasury Securities 11.9%
U.S. Treasury Note
2.75%, 02/15/24 (o)	700	704
2.50%, 05/15/24	25,500	25,269
2.00%, 05/31/24 (o)	8,800	8,467
1.88%, 08/31/24 (n)	5,600	5,338
2.13%, 09/30/24 (o)	8,500	8,220
2.25%, 10/31/24 - 11/15/24	53,400	51,991
2.50%, 01/31/25 (o)	2,000	1,976
		101,965
Total Government And Agency Obligations (cost $203,246)		203,032
SHORT TERM INVESTMENTS 15.9%
Treasury Securities 10.8%
Argentina Treasury Bill
1.93%, 05/11/18 (p)	490	489
2.14%, 07/13/18 (p)	647	643
-0.50%, 09/14/18, ARS (p)	6,200	314
21.55%, 09/14/18, ARS (p)	18,320	817
2.10%, 09/28/18 (p)	1,200	1,186
Hellenic Republic Treasury Bill
1.54%, 03/15/19, EUR (p)	1,276	1,552
Japan Treasury Bill
-0.16%, 05/01/18 - 05/21/18, JPY (p)	9,111,200	85,643
Letras del Banco Central de la Republica Argentina
25.09%, 04/18/18, ARS (p)	1,964	96

	Shares/Par[1]	Value ($)
24.46%, 05/16/18, ARS (p)	15,240	733
23.20%, 07/18/18, ARS (p)	11,000	502
21.53%, 10/17/18, ARS (p)	5,800	253
U.S. Treasury Bill
1.26%, 04/19/18 (o) (p)	264	264
		92,492
U.S. Government Agency Obligations 5.1%
Federal Home Loan Bank
1.44%, 04/02/18 (p) (q)	31,200	31,198
1.73%, 04/24/18 (p) (q)	13,000	12,985
		44,183
Total Short Term Investments (cost $135,490)		136,675
Total Investments 109.6% (cost $944,806)		943,580
Other Derivative Instruments (0.1)%		(522)
Other Assets and Liabilities, Net (9.5)%		(81,814)
Total Net Assets 100.0%		861,244

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $216,694 and 25.2%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(f) All or portion of the security was on loan.

(g) Non-income producing security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.8% of the Fund’s net assets.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2018, the total payable for investments purchased on a delayed delivery basis was $85,808.

(o) All or a portion of the security is pledged or segregated as collateral.

(p) The coupon rate represents the yield to maturity.

(q) The security is a direct debt of the agency and not collateralized by mortgages.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Air Canada Pass-Through Trust, Series 2017-B-1, 3.70%, 01/15/26	12/08/17	24	23	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avolon Holdings Funding Ltd., 5.50%, 01/15/23	03/02/18	210	207	0.1
BCAP LLC Trust, Series 2009-17A3-RR13 REMIC, 5.88%, 04/26/37	02/12/18	6,368	6,163	0.7
Boyne USA Inc., 7.25%, 05/01/25	03/28/18	2	2	—
Charles River Laboratories International Inc., 5.50%, 04/01/26	03/29/18	38	39	—
Coty Inc., 6.50%, 04/15/26	03/29/18	110	110	—
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48	03/09/18	36	35	—
Tronox Inc., 6.50%, 04/15/26	03/28/18	94	94	—
Valeant Pharmaceuticals International Inc., 9.25%, 04/01/26	03/13/18	154	153	—
		7,036	6,826	0.8

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Australia Commonwealth Treasury Bond, 10-Year	424	June 2018	AUD	54,047	(33)	707
U.S. Treasury Note, 10-Year	433	June 2018		51,971	101	482
					68	1,189

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.75	12/20/47		13,000	(79)	716
3M LIBOR (S)	Paying	2.20	12/28/22		103,400	46	(2,186)
3M LIBOR (S)	Paying	2.50	12/20/27		32,000	46	(1,115)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	01/18/28	JPY	220,000	1	(16)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	02/08/28	JPY	2,970,000	12	(168)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	02/13/28	JPY	400,000	2	(30)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	02/16/28	JPY	360,000	1	(22)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	03/20/28	JPY	1,890,000	8	(104)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	03/20/29	JPY	9,950,000	48	(238)
6M EURIBOR (S)	Receiving	1.00	06/20/28	EUR	4,300	—	3
Mexican Interbank Rate (M)	Receiving	7.98	12/10/27	MXN	900	—	(1)
Mexican Interbank Rate (M)	Receiving	7.99	12/21/27	MXN	100	—	—
Mexican Interbank Rate (M)	Receiving	8.01	12/21/27	MXN	3,800	—	(3)
Mexican Interbank Rate (M)	Receiving	7.91	12/30/27	MXN	200	—	—
Mexican Interbank Rate (M)	Receiving	8.03	01/31/28	MXN	400	—	(1)
Mexican Interbank Rate (M)	Receiving	8.05	01/31/28	MXN	600	—	(1)
Mexican Interbank Rate (M)	Receiving	7.38	08/14/37	MXN	600	—	(1)
Mexican Interbank Rate (M)	Receiving	7.36	08/21/37	MXN	100	—	—
Mexican Interbank Rate (M)	Paying	7.88	12/16/22	MXN	600	—	1
Mexican Interbank Rate (M)	Paying	7.87	12/27/22	MXN	1,700	—	2
Mexican Interbank Rate (M)	Paying	7.88	12/27/22	MXN	6,700	—	4
Mexican Interbank Rate (M)	Paying	7.75	01/05/23	MXN	300	—	—
Mexican Interbank Rate (M)	Paying	7.61	01/23/23	MXN	1,300	—	1
Mexican Interbank Rate (M)	Paying	7.81	02/06/23	MXN	600	—	1
Mexican Interbank Rate (M)	Paying	7.82	02/06/23	MXN	700	—	1
Mexican Interbank Rate (M)	Paying	7.67	03/05/25	MXN	279,500	—	179
Mexican Interbank Rate (M)	Paying	7.71	03/07/25	MXN	50,500	—	32
Mexican Interbank Rate (M)	Paying	7.72	03/07/25	MXN	50,200	—	33
Mexican Interbank Rate (M)	Paying	7.15	06/11/27	MXN	6,200	—	(5)
Mexican Interbank Rate (M)	Paying	7.37	10/11/27	MXN	9,700	—	(9)
						85	(2,927)

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.EM.28 (Q)	1.00	12/20/22	(20,283)	(142)	29	695
CDX.EM.29 (Q)	1.00	06/20/23	(27,300)	(483)	49	70
CDX.NA.HY.29 (Q)	5.00	12/20/22	(13,660)	887	100	(176)
CDX.NA.HY.30 (Q)	5.00	06/20/23	(17,800)	1,074	66	11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.NA.IG.29 (Q)	1.00	12/20/22	(27,400)	509	21	(41)
CDX.NA.IG.30 (Q)	1.00	06/20/23	(23,500)	388	21	(20)
Deutsche Bank AG, 5.13%, 08/31/17 (Q)	1.00	12/20/18	(2,700)	11	1	1
				2,244	287	540

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]		Value ($)
Credit Default Swaptions[11]
CDX.NA.HY.29, 12/20/22	CGM	Put		105.00	04/18/18		400,000	(1)
CDX.NA.HY.29, 12/20/22	DUB	Put		102.00	06/20/18		200,000	(1)
CDX.NA.IG.30, 06/20/23	CGM	Put		0.90	06/20/18		9,400,000	(11)
CDX.NA.IG.30, 06/20/23	DUB	Put		0.95	07/18/18		10,000,000	(14)
CDX.NA.IG.30, 06/20/23	GSC	Put		0.85	06/20/18		4,500,000	(6)
iTraxx Europe Series 28, 12/20/22	DUB	Call		0.48	05/16/18	EUR	41,700,000	(36)
iTraxx Europe Series 28, 12/20/22	DUB	Put		0.75	05/16/18	EUR	41,700,000	(21)
								(90)
Foreign Currency Options
New Turkish Lira versus USD	DUB	Call	TRY	3.99	04/20/18		300,000	(3)
New Turkish Lira versus USD	GSC	Call	TRY	4.00	04/13/18		300,000	(2)
								(5)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	DUB	05/15/18	AUD	1,047	804	(6)
CAD/USD	GSC	05/15/18	CAD	6,100	4,739	23
IDR/USD	CIT	06/20/18	IDR	22,233,068	1,605	(1)
INR/USD	CIT	06/20/18	INR	231,261	3,512	(2)
MXN/USD	CIT	05/10/18	MXN	266,775	14,589	450
MXN/USD	GSC	05/10/18	MXN	1,931	106	1
RUB/USD	CIT	04/18/18	RUB	59,423	1,036	15
RUB/USD	DUB	04/18/18	RUB	71,560	1,247	(12)
RUB/USD	CIT	04/27/18	RUB	130,983	2,280	13
RUB/USD	CIT	05/15/18	RUB	16,838	293	(1)
RUB/USD	CSI	05/25/18	RUB	62,748	1,089	(19)
RUB/USD	DUB	05/25/18	RUB	120,125	2,084	(13)
RUB/USD	CIT	06/07/18	RUB	47,392	821	(6)
TRY/USD	CIT	05/22/18	TRY	48,483	12,108	(439)
TRY/USD	DUB	05/22/18	TRY	1,755	438	(4)
USD/ARS	CIT	04/18/18	ARS	(1,200)	(60)	—
USD/ARS	CSI	04/18/18	ARS	(382)	(19)	—
USD/ARS	CSI	04/26/18	ARS	(382)	(19)	—
USD/ARS	CIT	05/16/18	ARS	(5,000)	(243)	—
USD/ARS	CSI	05/16/18	ARS	(2,040)	(99)	(2)
USD/ARS	CSI	05/16/18	ARS	(3,600)	(175)	1
USD/AUD	CIT	05/15/18	AUD	(9,904)	(7,607)	142
USD/AUD	GSC	05/15/18	AUD	(17,885)	(13,737)	257
USD/CAD	CIT	05/15/18	CAD	(5,951)	(4,623)	154
USD/CHF	CSI	05/15/18	CHF	(6,123)	(6,427)	156
USD/EUR	CIT	05/15/18	EUR	(7,818)	(9,649)	56
USD/EUR	CSI	05/15/18	EUR	(767)	(947)	4
USD/EUR	DUB	05/15/18	EUR	(17,801)	(21,969)	113
USD/EUR	GSC	05/15/18	EUR	(26,446)	(32,639)	16
USD/GBP	GSC	05/15/18	GBP	(10,604)	(14,903)	(136)
USD/GBP	GSC	05/15/18	GBP	(2,985)	(4,195)	14
USD/INR	CIT	06/20/18	INR	(162,543)	(2,469)	(7)
USD/INR	GSC	06/20/18	INR	(67,226)	(1,021)	(3)
USD/JPY	CIT	05/01/18	JPY	(3,620,000)	(34,081)	(642)
USD/JPY	GSC	05/14/18	JPY	(1,600,600)	(15,082)	(259)
USD/JPY	CSI	05/15/18	JPY	(2,274,600)	(21,435)	(102)
USD/JPY	GSC	05/15/18	JPY	(1,707,999)	(16,095)	(261)
USD/JPY	CIT	05/21/18	JPY	(2,290,000)	(21,589)	4
USD/MXN	GSC	04/02/18	MXN	(1,931)	(106)	(1)
USD/NZD	DUB	05/15/18	NZD	(7,180)	(5,188)	63
USD/PEN	CIT	05/21/18	PEN	(2,001)	(619)	(7)
USD/RUB	CIT	04/18/18	RUB	(130,983)	(2,283)	(13)
USD/TRY	GSC	04/16/18	TRY	(247)	(62)	1
USD/TRY	DUB	04/24/18	TRY	(300)	(76)	1
					(190,666)	(452)

OTC Credit Default Swap Agreements
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	(151)	(327)	176
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	(80)	(74)	(6)
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(14,300)	(147)	(78)	(69)
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(11,947)	90	67	23
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,125)	(10)	48	(58)
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CGM	1.49	1.00	12/20/22	(4,800)	(100)	(158)	58

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Russian Federation, 7.50%, 03/31/30 (Q)	CGM	1.13	1.00	12/20/22	(6,900)	(36)	(20)	(16)
United Mexican States, 4.15%, 03/28/27 (Q)	CGM	0.98	1.00	12/20/22	(2,200)	4	3	1
United Mexican States, 4.15%, 03/28/27 (Q)	CSI	0.98	1.00	12/20/22	(900)	1	1	—
United Mexican States, 4.15%, 03/28/27 (Q)	DUB	0.98	1.00	12/20/22	(11,000)	15	(10)	25
					(120,472)	(414)	(548)	134

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INVESTMENT COMPANIES
iShares iBoxx USD High Yield Corporate Bond ETF (E)	GSC	3M LIBOR +0.00%	09/20/18	1,100	(1)	—
					(1)	0

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.9%
Adagio IV CLO Ltd.
Series IV-A1R-A, 0.66%, (3M EU EURIBOR + 0.66%), 10/15/29, EUR (a) (b)	500	618
Atrium XII LLC
Series AR-12A, 2.57%, (3M US LIBOR + 0.83%), 04/22/27 (a) (b)	1,900	1,899
Babson Euro CLO BV
Series 2015-A1R-1A, 0.49%, (3M EU EURIBOR + 0.82%), 10/25/29, EUR (a) (b)	600	741
Banc of America Mortgage Securities Inc.
Series 2005-2A1-E, REMIC, 3.78%, 06/25/35 (a)	79	78
Bayview Opportunity Master Fund IIIB Trust
Series 2017-A1-RN2, 3.47%, 04/28/32 (a) (b)	69	69
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	969	997
Series 2011-12A1-RR5, REMIC, 4.97%, 03/26/37 (a) (b)	816	800
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-3A2-3, REMIC, 3.77%, 05/25/33 (a)	20	20
Series 2003-2A1-9, REMIC, 3.79%, 02/25/34 (a)	153	157
Series 2004-22A1-9, REMIC, 3.89%, 11/25/34 (a)	116	117
Series 2004-22A1-10, REMIC, 3.82%, 01/25/35 (a)	101	101
Series 2005-2A1-1, REMIC, 3.66%, 03/25/35 (a)	185	184
Bear Stearns Alt-A Trust
Series 2005-24A1-10, REMIC, 3.50%, 01/25/36 (a)	366	358
Series 2006-21A1-4, REMIC, 3.50%, 08/25/36 (a)	175	157
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 2.87%, (1M US LIBOR + 1.00%), 08/25/37 (a)	440	442
Series 2005-M2-HE12, REMIC, 2.37%, (1M US LIBOR + 0.50%), 12/25/35 (a)	456	459
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 3.32%, 12/26/46 (a)	485	426
Benefit Street Partners CLO VII Ltd.
Series 2015-A1AR-VIIA, 2.51%, (3M US LIBOR + 0.78%), 07/18/27 (a) (b)	1,100	1,100
Black Diamond CLO DAC
Series 2015-A1R-1A, 0.65%, (3M EU EURIBOR + 0.65%), 10/03/29, EUR (a) (b)	1,630	2,005
Series 2015-A2R-1A, 1.05%, (3M US LIBOR + 1.05%), 10/03/29 (a) (b)	1,060	1,060
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2015-AA1R-2A, 0.73%, (3M EU EURIBOR + 0.73%), 09/21/29, EUR (a) (b)	250	309
Catamaran CLO Ltd.
Series 2013-AR-1A, 2.36%, (3M US LIBOR + 0.85%), 01/27/28 (a) (b)	4,270	4,280
Cavalry CLO Ltd.
Series 2014-AR-4R, 2.57%, (3M US LIBOR + 0.85%), 10/15/26 (a) (b)	1,000	1,000
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 3.46%, 02/25/37 (a)	31	31
CIFC Funding Ltd.
Series 2015-AR-2A, 2.50%, (3M US LIBOR + 0.78%), 04/15/27 (a) (b)	4,550	4,550
CIT Mortgage Loan Trust
Series 2007-1A-1, REMIC, 3.22%, (1M US LIBOR + 1.35%), 08/25/24 (a) (b)	4,113	4,154
Citigroup Mortgage Loan Trust Inc.
Series 2005-A2-6, REMIC, 3.18%, (12M US Federal Reserve Cumulative Average CMT + 2.15%), 08/25/35 (a)	32	33
Series 2005-A1-6, REMIC, 3.41%, (12M US Federal Reserve Cumulative Average CMT + 2.10%), 08/25/35 (a)	26	26
Series 2005-2A2B-3, REMIC, 3.55%, 08/25/35 (a)	160	121
	Shares/Par[1]	Value ($)
Series 2007-A3A-AMC2, REMIC, 1.95%, (1M US LIBOR + 0.08%), 01/25/37 (a)	74	55
Series 2007-A3A-AHL3, REMIC, 1.93%, (1M US LIBOR + 0.06%), 05/25/37 (a)	158	124
Series 2007-22AA-10, REMIC, 3.46%, 09/25/37 (a)	835	780
Series 2005-M3-HE4, REMIC, 2.33%, (1M US LIBOR + 0.46%), 10/25/35 (a)	3,422	3,059
Series 2006-A1-AMC1, REMIC, 2.02%, (1M US LIBOR + 0.15%), 09/25/36 (a) (b)	2,068	1,984
Series 2015-1A1-2, REMIC, 1.82%, (1M US LIBOR + 0.20%), 06/25/47 (a) (b)	4,057	3,977
College Loan Corp. Trust
Series 2007-A1-2, 2.00%, (3M US LIBOR + 0.25%), 01/25/24 (a)	800	790
CoreVest American Finance Trust
Series 2017-A-1, 2.97%, 07/15/22 (b)	791	777
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-11A1-12, REMIC, 3.41%, 08/25/34 (a)	129	120
Series 2004-5A-HYB7, REMIC, 3.56%, 11/20/34 (a)	81	83
Series 2004-2A1-HYB5, REMIC, 3.49%, 04/20/35 (a)	90	90
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-2A1-AR3, REMIC, 3.66%, 04/25/34 (a)	85	86
Credit Suisse Mortgage Capital Certificates
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (a)	777	366
Credit Suisse Mortgage Trust
Series 2015-2A2-12R, REMIC, 2.06%, (1M US LIBOR + 0.50%), 11/30/37 (a) (b)	2,300	1,940
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 1.99%, (1M US LIBOR + 0.12%), 07/25/37 (a) (b)	128	87
CVP Cascade CLO Ltd.
Series 2013-A1R-CLO1, 2.87%, (3M US LIBOR + 1.15%), 01/16/26 (a) (b)	900	900
CWABS Asset-Backed Certificates Trust
Series 2005-MV3-11, REMIC, 2.40%, (1M US LIBOR + 0.53%), 02/25/36 (a)	4,100	4,057
Eurosail-UK 2007-3bl Plc
Series 2007-A3A-3X, 1.55%, (3M GB LIBOR + 0.95%), 06/13/45, GBP (a)	1,542	2,155
Series 2007-A3C-3A, 1.55%, (3M GB LIBOR + 0.95%), 06/13/45, GBP (a) (b)	530	742
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 2.18%, (1M US LIBOR + 0.31%), 07/25/36 (a)	2,930	2,775
First NLC Trust
Series 2007-A1-1, REMIC, 1.94%, (1M US LIBOR + 0.07%), 08/25/37 (a) (b)	292	181
Flagship VII Ltd.
Series 2013-A1R-7A, 2.86%, (3M US LIBOR + 1.12%), 01/20/26 (a) (b)	4,400	4,400
Grifonas Finance Plc
Series 1-A, 0.01%, (6M EU EURIBOR + 0.28%), 08/28/39, EUR (a)	872	807
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (b)	4,300	4,430
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 3.78%, 01/25/35 (a)	101	102
Halcyon Loan Advisors Funding Ltd.
Series 2015-AR-1A, 2.66%, (3M US LIBOR + 0.92%), 04/20/27 (a) (b)	1,800	1,800
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 3.59%, 04/19/34 (a)	164	166
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.92%, (3M US LIBOR + 1.18%), 07/19/26 (a) (b)	9,600	9,602
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 2.53%, (1M US LIBOR + 0.33%), 10/25/35 (a)	335	330

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
IndyMac INDA Mortgage Loan Trust
Series 2005-2A1-AR1, REMIC, 3.85%, 11/25/35 (a)	184	182
IndyMac INDX Mortgage Loan Trust
Series 2005-4A1-AR1, REMIC, 3.56%, 03/25/35 (a)	266	267
Series 2005-A1-16IP, REMIC, 2.51%, (1M US LIBOR + 0.64%), 07/25/45 (a)	162	154
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 2.41%, (3M US LIBOR + 0.69%), 07/15/26 (a) (b)	4,200	4,200
Jamestown CLO V Ltd.
Series 2014-AR-5A, 2.95%, (3M US LIBOR + 1.22%), 01/17/27 (a) (b)	5,500	5,501
JPMorgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 3.68%, 07/25/35 (a)	110	114
Series 2005-7A1-A6, REMIC, 3.65%, 08/25/35 (a)	213	217
Series 2005-2A1-A6, REMIC, 3.75%, 08/25/35 (a)	157	161
Series 2005-4A1-A6, REMIC, 3.70%, 09/25/35 (a)	34	33
Series 2008-1A1-R2, REMIC, 3.16%, 07/27/37 (a) (b)	491	478
Jubilee CLO BV
Series 2015-AR-15A, 0.51%, (3M EU EURIBOR + 0.84%), 07/12/28, EUR (a) (b)	1,000	1,234
Jubilee CLO XVI BV
Series 2015-A1R-16A, 0.47%, (3M EU EURIBOR + 0.80%), 12/15/29, EUR (a) (b)	1,840	2,265
KVK CLO Ltd.
Series 2013-AR-1A, 2.62%, (3M US LIBOR + 0.90%), 01/15/28 (a) (b)	560	560
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 2.12%, (1M US LIBOR + 0.25%), 08/25/37 (a)	1,640	1,605
Long Beach Mortgage Loan Trust
Series 2006-1A1-WL1, REMIC, 2.33%, (1M US LIBOR + 0.46%), 01/25/36 (a)	281	280
Marathon CLO I Ltd.
Series 2013-A1R-5A, 2.76%, 11/21/27 (b)	1,450	1,447
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 3.15%, 12/25/33 (a)	279	280
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 2.62%, (1M US LIBOR + 0.75%), 10/25/35 (a)	83	77
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 3.29%, 02/25/33 (a)	123	122
Series 2004-2A2-A1, REMIC, 3.54%, 02/25/34 (a)	193	193
Series 2005-2A-2, REMIC, 3.48%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 10/25/35 (a)	187	193
Morgan Stanley ABS Capital I Inc. Trust
Series 2007-A1-HE6, REMIC, 1.93%, (1M US LIBOR + 0.06%), 05/25/37 (a)	70	65
Series 2004-M3-NC7, REMIC, 2.85%, (1M US LIBOR + 0.98%), 07/25/34 (a)	558	540
Series 2005-M2-HE2, REMIC, 2.53%, (1M US LIBOR + 0.66%), 01/25/35 (a)	1,338	1,354
MortgageIT Trust
Series 2004-M2-2, REMIC, 2.88%, (1M US LIBOR + 1.01%), 12/25/34 (a)	585	594
MP CLO VII Ltd.
Series 2015-A1R-1A, 2.57%, (3M US LIBOR + 0.84%), 04/18/27 (a) (b)	660	660
Navient Student Loan Trust
Series 2016-A-7A, 3.02%, (1M US LIBOR + 1.15%), 12/25/28 (a) (b)	2,336	2,372
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 2.16%, (1M US LIBOR + 0.45%), 10/07/20 (a)	968	971
Series 2010-2A-R3, REMIC, 2.27%, (1M US LIBOR + 0.56%), 12/08/20 (a)	2,147	2,158
	Shares/Par[1]	Value ($)
Nomura Home Equity Loan Inc.
Series 2005-M3-FM1, REMIC, 2.64%, (1M US LIBOR + 0.77%), 05/25/35 (a)	2,735	2,531
OAKC Mortgage Trust
Series 2013-A1R-9A, 2.75%, (3M US LIBOR + 1.01%), 10/20/25 (a) (b)	5,048	5,049
OCP CLO Ltd.
Series 2015-A1R-8A, 2.58%, (3M US LIBOR + 0.85%), 04/17/27 (a) (b)	1,300	1,300
Series 2015-A1R-9A, 2.52%, (3M US LIBOR + 0.80%), 07/15/27 (a) (b)	2,600	2,601
Series 2015-A1R-10A, 2.57%, (3M US LIBOR + 0.82%), 10/26/27 (a) (b)	2,050	2,050
Palmer Square CLO Ltd.
Series 2013-A1AR-2A, 2.95%, (3M US LIBOR + 1.22%), 10/17/27 (a) (b)	3,800	3,824
Penta CLO II BV
Series 2015-AR-2A, 0.79%, (3M EU EURIBOR + 0.79%), 08/04/28, EUR (a) (b)	1,000	1,231
Provident Funding Mortgage Loan Trust
Series 2003-A-1, REMIC, 3.39%, 08/25/33 (a)	105	108
RASC Trust
Series 2005-M2-KS11, REMIC, 2.29%, (1M US LIBOR + 0.42%), 12/25/35 (a)	500	494
Series 2006-M1-KS3, REMIC, 2.20%, (1M US LIBOR + 0.33%), 04/25/36 (a)	1,000	998
Residential Asset Mortgage Products Inc.
Series 2004-MII1-RS2, REMIC, 2.74%, (1M US LIBOR + 0.87%), 02/25/34 (a)	793	791
Residential Asset Securitization Trust
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	24	24
Shackleton IV CLO Ltd.
Series 2013-AR-4A, 2.84%, (3M US LIBOR + 1.12%), 01/13/25 (a) (b)	600	600
SLM Private Education Loan Trust
Series 2013-A2A-B, 1.85%, 03/15/19 (b)	1,683	1,670
Series 2011-A3-B, 4.03%, (1M US LIBOR + 2.25%), 05/15/19 (a) (b)	1,150	1,195
SLM Student Loan Trust
Series 2008-A-9, 3.25%, (3M US LIBOR + 1.50%), 04/25/23 (a)	2,772	2,829
Series 2003-A5-2, 0.00%, (3M EU EURIBOR + 0.26%), 12/15/23, EUR (a)	178	219
Series 2004-A5-2, 0.00%, (3M EU EURIBOR + 0.18%), 01/25/24, EUR (a)	1,315	1,615
Series 2003-A5-5, 0.00%, (3M EU EURIBOR + 0.27%), 06/17/24, EUR (a)	638	783
Series 2004-A6B-3A, 2.30%, (3M US LIBOR + 0.55%), 10/25/64 (a) (b)	2,800	2,774
Series 2007-A3-3, REMIC, 1.79%, (3M US LIBOR + 0.04%), 04/25/19 (a)	1,891	1,875
Sofi Professional Loan Program LLC
Series 2017-A1FX-F, 2.05%, 10/25/26 (b)	3,863	3,822
Sound Point CLO IX Ltd.
Series 2015-AR-2A, 2.62%, (3M US LIBOR + 0.86%), 07/20/27 (a) (b)	900	901
Sound Point CLO V Ltd.
Series 2015-AR-8R, 2.58%, (3M US LIBOR + 0.86%), 04/15/27 (a) (b)	3,300	3,300
South Carolina Student Loan Corp.
Series A3-2005, 2.15%, (3M US LIBOR + 0.14%), 12/01/23 (a)	701	700
Stanwich Mortgage Loan Co.
Series 2016-NOTE-NPA1, REMIC, 3.84%, 11/16/19 (b) (c)	2,390	2,391
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4A1-1, REMIC, 3.68%, 02/25/34 (a)	292	299
Series 2004-5A-18, REMIC, 3.81%, 12/25/34 (a)	53	52
Structured Asset Mortgage Investments II Trust
Series 2004-1A1-AR5, REMIC, 2.47%, (1M US LIBOR + 0.66%), 10/19/34 (a)	20	19
SWAN Trust
Series 10-A-1, 3.11%, (ASX Australian Bank Bill Short Term Rates 1M Mid + 1.30%), 04/25/41, AUD (a)	122	94
Symphony CLO VIII LP
Series 2012-AR-8A, 2.80%, (3M US LIBOR + 1.10%), 01/09/23 (a) (b)	1,539	1,539

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 5.97%, 09/25/36 (c)	473	40
THL Credit Wind River CLO Ltd.
Series 2015-A1R-2A, 2.59%, 10/15/27 (b)	250	250
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 3.40%, 04/25/45 (a)	239	244
Series 2006-A2B-4, REMIC, 3.91%, 07/25/36 (a)	215	214
TICP CLO Ltd.
Series 2014-A1AR-2A, 2.90%, (3M US LIBOR + 1.16%), 07/20/26 (a) (b)	8,300	8,301
Tralee CLO III Ltd.
Series 2014-AR-3A, 2.77%, (3M US LIBOR + 1.03%), 10/20/27 (a) (b)	2,600	2,603
US Residential Opportunity Fund IV Trust
Series 2017-A-1III, REMIC, 3.35%, 11/27/37 (b) (c)	160	160
Venture XX CLO Ltd.
Series 2015-AR-20A, 2.54%, (3M US LIBOR + 0.82%), 04/15/27 (a) (b)	5,620	5,620
Venture XXI CLO Ltd.
Series 2015-AR-21A, 2.60%, (3M US LIBOR + 0.88%), 07/15/27 (a) (b)	2,200	2,200
Vibrant CLO Ltd.
Series 2013-A1BR-2A, 2.64%, (3M US LIBOR + 0.90%), 07/24/24 (a) (b)	4,635	4,636
VOLT LV LLC
Series 2017-A1-NPL2, 3.50%, 03/25/47 (b) (c)	429	429
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (b) (c)	1,068	1,069
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/47 (b) (c)	2,923	2,924
Vornado DP LLC Trust
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (b)	4,600	4,730
Voya CLO Ltd.
Series 2014-A1R-3A, 2.47%, 07/25/26 (b)	4,400	4,400
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2003-A5-AR1, REMIC, 3.46%, 03/25/33 (a)	58	60
Series 2003-A7-AR5, REMIC, 3.10%, 06/25/33 (a)	153	162
Series 2003-2A-AR9, REMIC, 3.35%, 09/25/33 (a)	170	171
Series 2005-3A1-AR10, REMIC, 3.47%, 08/25/35 (a)	46	43
Series 2005-2A1-AR14, REMIC, 3.35%, 12/25/35 (a)	130	127
Series 2006-1A-AR9, REMIC, 2.28%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 08/25/46 (a)	2,703	2,561
Series 2007-1A-OA4, REMIC, 2.05%, (12M US Federal Reserve Cumulative Average CMT + 0.77%), 05/25/47 (a)	369	354
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-AA, REMIC, 3.74%, 12/25/34 (a)	134	135
Series 2006-3A1-AR8, REMIC, 3.77%, 04/25/36 (a)	528	537
Z Capital Credit Partners CLO Ltd.
Series 2015-A1R-1A, 2.67%, (3M US LIBOR + 0.95%), 07/16/27 (a) (b)	3,570	3,570
Total Non-U.S. Government Agency Asset-Backed Securities (cost $191,652)		194,552
CORPORATE BONDS AND NOTES 6.4%
Consumer Discretionary 0.0%
General Motors Co.
2.59%, (3M US LIBOR + 0.80%), 08/07/20 (a)	30	30
Time Warner Cable Inc.
8.25%, 04/01/19	100	105
5.00%, 02/01/20	200	205
		340
Consumer Staples 0.2%
BAT Capital Corp.
2.42%, (3M US LIBOR + 0.59%), 08/14/20 (a) (b)	3,100	3,105
Energy 0.6%
El Paso Corp.
7.25%, 06/01/18	200	201
	Shares/Par[1]	Value ($)
Enbridge Inc.
2.11%, (3M US LIBOR + 0.40%), 01/10/20 (a)	3,700	3,692
2.82%, (3M US LIBOR + 0.70%), 06/15/20 (a)	5,100	5,110
Gazprom OAO Via Gaz Capital SA
4.63%, 10/15/18, EUR	760	955
3.38%, 11/30/18, CHF	120	128
Petrobras International Finance Co.
8.38%, 12/10/18 (d)	700	724
Regency Energy Partners LP
5.75%, 09/01/20	100	105
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (c)	100	105
Spectra Energy Partners LP
2.72%, (3M US LIBOR + 0.70%), 06/05/20 (a) (d)	700	704
		11,724
Financials 4.3%
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	500	503
4.63%, 10/30/20	400	412
Ally Financial Inc.
3.75%, 11/18/19	200	201
American Honda Finance Corp.
2.14%, (3M US LIBOR + 0.35%), 11/05/21 (a)	130	130
Banco Bilbao Vizcaya Argentaria SA
7.00%, (callable at 100 beginning 02/19/19), EUR (e)	400	516
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (e)	1,160	1,168
Bank of America NA
1.75%, 06/05/18	6,500	6,491
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (e) (f)	1,600	2,123
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	3,900	3,926
Deutsche Bank AG
4.25%, 10/14/21	7,000	7,100
Dexia Credit Local SA
2.50%, 01/25/21 (b)	3,790	3,763
2.38%, 09/20/22 (b)	3,900	3,802
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	200	201
General Motors Financial Co. Inc.
2.35%, 10/04/19	100	99
2.97%, (3M US LIBOR + 1.27%), 10/04/19 (a)	100	101
Goldman Sachs Group Inc.
3.32%, (3M US LIBOR + 1.20%), 09/15/20 (a)	5,800	5,907
2.88%, 10/31/22	3,200	3,134
ING Bank NV
2.63%, 12/05/22 (b)	2,000	1,969
John Deere Capital Corp.
2.54%, (3M US LIBOR + 0.29%), 06/22/20 (a)	7,000	7,008
Lloyds Banking Group Plc
6.38%, (callable at 100 beginning 06/27/20), EUR (e)	600	797
Macquarie Bank Ltd.
2.05%, (3M US LIBOR + 0.35%), 04/04/19 (a) (b)	2,900	2,898
MetLife Inc.
6.82%, 08/15/18	200	203
Mitsubishi UFJ Financial Group Inc.
3.89%, (3M US LIBOR + 1.88%), 03/01/21 (a)	1,111	1,149
Navient Corp.
5.88%, 03/25/21	100	102
Petrobras Global Finance BV
6.13%, 01/17/22	4,600	4,913
4.38%, 05/20/23	100	98
5.30%, 01/27/25 (b)	106	105
8.75%, 05/23/26 (d)	300	352
6.00%, 01/27/28 (b)	3,619	3,575
6.63%, 01/16/34, GBP	200	298
Royal Bank of Scotland Group Plc
4.70%, 07/03/18	100	100
Royal Bank of Scotland Plc
6.93%, 04/09/18, EUR	800	986

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
SLM Corp.
5.50%, 01/15/19	1,600	1,621
State Bank of India
2.65%, (3M US LIBOR + 0.95%), 04/06/20 (a)	4,300	4,300
Toronto-Dominion Bank
2.25%, 03/15/21 (b)	3,000	2,943
UBS AG
2.35%, (3M US LIBOR + 0.32%), 12/07/18 (a) (b)	5,400	5,403
2.63%, (3M US LIBOR + 0.58%), 06/08/20 (a) (b)	5,400	5,419
Volkswagen Group of America Finance LLC
2.37%, (3M US LIBOR + 0.47%), 05/22/18 (a) (b)	500	500
2.13%, 05/23/19 (b)	1,000	991
2.45%, 11/20/19 (b)	200	198
		85,505
Industrials 0.3%
International Lease Finance Corp.
5.88%, 04/01/19	1,400	1,438
6.25%, 05/15/19	400	414
8.25%, 12/15/20	500	558
Ryder System Inc.
2.45%, 09/03/19	100	99
Textron Inc.
2.36%, (3M US LIBOR + 0.55%), 11/10/20 (a)	3,610	3,602
		6,111
Information Technology 0.0%
VMware Inc.
2.95%, 08/21/22	410	394
3.90%, 08/21/27	200	189
		583
Real Estate 0.2%
Akelius Residential Property AB
3.38%, 09/23/20, EUR	100	132
American Tower Corp.
2.80%, 06/01/20	200	198
Unibail-Rodamco SE
2.49%, (3M US LIBOR + 0.77%), 04/16/19 (a)	3,500	3,499
		3,829
Telecommunication Services 0.5%
AT&T Inc.
2.37%, (3M US LIBOR + 0.65%), 01/15/20 (a)	1,380	1,385
2.67%, (3M US LIBOR + 0.95%), 07/15/21 (a)	4,800	4,850
5.15%, 02/14/50	1,700	1,716
5.30%, 08/14/58	500	504
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	88	87
Telefonica Emisiones SAU
5.88%, 07/15/19	400	414
		8,956
Utilities 0.3%
NextEra Energy Capital Holdings Inc.
2.37%, (3M US LIBOR + 0.32%), 09/03/19 (a)	3,340	3,333
Sempra Energy
2.57%, (3M US LIBOR + 0.45%), 03/15/21 (a)	1,500	1,504
Southern Power Co.
2.75%, (3M US LIBOR + 0.55%), 12/20/20 (a) (b)	1,600	1,604
		6,441
Total Corporate Bonds And Notes (cost $126,407)		126,594
SENIOR LOAN INTERESTS 0.0%
Energy 0.0%
Cheniere Energy Partners LP
Term Loan, 4.13%, (3M LIBOR + 2.25%), 02/25/20 (a)	200	199
Total Senior Loan Interests (cost $200)		199
GOVERNMENT AND AGENCY OBLIGATIONS 129.3%
Collateralized Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corp.
Series FK-3172, REMIC, 2.23%, (1M US LIBOR + 0.45%), 08/15/33 (a)	291	291
Series T-1A1-62, REMIC, 2.40%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (a)	287	287
	Shares/Par[1]	Value ($)
Series T-1A1-63, REMIC, 2.40%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (a)	216	215
Series WF-4779, REMIC, 2.14%, (1M US LIBOR + 0.35%), 07/15/44 (a) (g)	3,930	3,931
Federal National Mortgage Association
Series 2007-A1-73, REMIC, 1.57%, (1M US LIBOR + 0.06%), 07/25/37 (a)	106	103
Government National Mortgage Association
Series 2017-FB-H10, 2.55%, (1M US LIBOR + 0.75%), 04/20/67 (a)	2,638	2,722
		7,549
Mortgage-Backed Securities 14.7%
Federal Home Loan Mortgage Corp.
3.35%, (6M US LIBOR +/- MBS spread), 07/01/36 (a)	154	158
3.24%, (12M US LIBOR +/- MBS spread), 09/01/36 (a)	152	157
3.43%, (12M US LIBOR +/- MBS spread), 10/01/36 (a)	86	90
2.23%, (1M US LIBOR +/- MBS spread), 09/15/42 (a)	5,658	5,701
Federal National Mortgage Association
3.06%, (12M US LIBOR +/- MBS spread), 11/01/35 (a)	18	19
3.83%, (12M US LIBOR +/- MBS spread), 03/01/36 (a)	40	42
3.76%, (12M US LIBOR +/- MBS spread), 06/01/36 (a)	16	16
TBA, 4.00%, 05/15/48 - 06/15/48 (h)	123,000	125,986
TBA, 3.50%, 04/15/48 - 06/15/48 (h)	156,790	156,899
		289,068
Municipal 0.0%
Tobacco Settlement Finance Authority
7.47%, 06/01/47	290	287
Sovereign 5.7%
Argentina Bonar Bond
25.81%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (a)	200	11
24.56%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (a)	14,200	723
Argentina POM Politica Monetaria
27.25%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (a)	79,600	4,230
Argentina Republic Government International Bond
23.23%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (a)	500	41
6.88%, 01/26/27 (d)	5,000	5,102
5.88%, 01/11/28	2,300	2,166
Autonomous Community of Catalonia, Spain
4.95%, 02/11/20, EUR	1,800	2,367
Brazil Letras do Tesouro Nacional
0.00%, 07/01/18, BRL (i)	230,000	68,621
Cyprus Government International Bond
3.88%, 05/06/22, EUR	730	1,005
3.75%, 07/26/23, EUR	740	1,023
2.75%, 06/27/24, EUR	300	395
4.25%, 11/04/25, EUR	710	1,014
Development Bank of Japan Inc.
2.13%, 09/01/22 (b)	1,900	1,835
Federal Republic of Germany
0.25%, 04/13/18, EUR	800	985
Italy Buoni Poliennali Del Tesoro
0.25%, 05/15/18, EUR	4,500	5,542
Japan Bank for International Cooperation
2.38%, 07/21/22	1,000	975
Mexico Bonos
7.75%, 05/29/31, MXN	3,891	219
Peru Government International Bond
6.15%, 08/12/32, PEN (b)	16,600	5,644
Spain Government Bond
0.25%, 04/30/18, EUR	7,100	8,743
United Kingdom Gilt Treasury Note
4.25%, 12/07/27, GBP	1,500	2,656
		113,297

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Treasury Inflation Index Securities 0.1%
United Kingdom Inflation Indexed Bond
0.38%, 03/22/62, GBP (j)	550	1,793
Treasury Inflation Indexed Securities 105.7%
Australia Government Inflation Indexed Bond
2.96%, 09/20/25, AUD (k)	8,920	9,663
Canada Government Real Return Inflation Indexed Bond
4.25%, 12/01/26, CAD (j)	5,701	5,911
Corp. Andina de Fomento Inflation Indexed Note
3.95%, 10/15/21, MXN (j)	12,043	654
France Government Inflation Indexed Bond
0.25%, 07/25/24, EUR (j)	3,081	4,173
0.10%, 03/01/25, EUR (j)	6,566	8,695
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
1.65%, 04/23/20, EUR (j)	1,006	1,302
0.10%, 05/15/23, EUR (j)	5,533	7,032
2.35%, 09/15/24, EUR (b) (j)	3,517	5,049
Japan Government CPI Indexed Bond
0.10%, 03/10/24 - 03/10/27, JPY (j)	2,142,304	21,359
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25, NZD (k)	14,100	11,256
3.00%, 09/20/30, NZD (k)	2,500	2,170
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/22 (j) (l)	11,479	11,313
3.38%, 04/15/32 (j) (l)	7,908	10,625
1.00%, 02/15/48 (j)	10,855	11,092
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/18 (j) (l)	1,253	1,265
0.13%, 04/15/19 (j) (l)	20,624	20,608
1.88%, 07/15/19 (j) (l)	22,521	23,126
1.38%, 01/15/20 (j) (l)	93,991	96,018
1.25%, 07/15/20 (j)	38,826	39,857
0.13%, 04/15/21 (h) (j)	280,856	278,398
0.63%, 07/15/21 - 02/15/43 (j) (l)	7,001	6,870
0.38%, 07/15/23 (h) (j)	136,425	135,893
0.63%, 01/15/24 (j)	40,694	40,865
0.13%, 04/15/20 - 07/15/26 (j)	115,433	112,849
0.25%, 01/15/25 (j)	38,169	37,298
2.38%, 01/15/25 (h) (j)	250,725	280,460
0.38%, 07/15/25 (j)	19,534	19,266
0.63%, 01/15/26 (h) (j)	168,929	168,718
2.00%, 01/15/26 (h) (j)	113,280	124,944
0.38%, 01/15/27 (j) (l)	2,606	2,537
2.38%, 01/15/27 (j) (l)	3,073	3,516
0.50%, 01/15/28 (j)	28,506	27,967
1.75%, 01/15/28 (j)	18,203	19,986
3.63%, 04/15/28 (j)	80,577	103,152
2.50%, 01/15/29 (j)	52,040	61,562
3.88%, 04/15/29 (j)	17,609	23,407
2.13%, 02/15/40 (j)	45,539	57,280
2.13%, 02/15/41 (j) (l)	6,452	8,165
0.75%, 02/15/42 - 02/15/45 (j)	38,188	36,790
1.38%, 02/15/44 (j)	74,352	82,380
1.00%, 02/15/46 (j)	45,464	46,373
0.88%, 02/15/47 (j)	48,574	48,012
United Kingdom Inflation Indexed Bond
1.88%, 11/22/22, GBP (j)	1,812	3,026
0.13%, 03/22/26 - 11/22/65, GBP (j)	36,453	60,321
		2,081,203
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
5.29%, 12/01/27	348	361
U.S. Treasury Securities 2.7%
U.S. Treasury Note
1.88%, 04/30/22 (l)	300	292
1.88%, 07/31/22 (h) (l)	41,200	40,080
2.13%, 12/31/22 (h)	12,340	12,099
		52,471
Total Government And Agency Obligations (cost $2,547,070)		2,546,029
	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Co. - Series L, 7.50% (e) (f)	1	645
Total Preferred Stocks (cost $500)		645
SHORT TERM INVESTMENTS 9.6%
Certificates of Deposit 0.6%
Barclays Bank Plc
2.35%, (3M US LIBOR + 0.47%), 05/17/18 (a)	5,600	5,602
1.94%, 09/04/18	6,000	5,986
		11,588
Consumer Staples 0.5%
Mondelez International Inc.
2.52%, 05/04/18 (b) (m)	10,000	9,977
Financials 2.5%
Bank of Montreal
1.48%, 04/02/18, CAD (m)	5,100	3,958
1.47%, 04/04/18, CAD (m)	2,371	1,840
1.47%, 04/05/18, CAD (m)	4,700	3,647
1.45%, 04/09/18, CAD (m)	2,700	2,095
1.47%, 04/13/18, CAD (m)	1,200	931
Bank of Nova Scotia
1.48%, 04/02/18, CAD (m)	12,300	9,547
Canadian Imperial Bank of Commerce
1.47%, 04/12/18, CAD (m)	2,600	2,017
1.47%, 04/16/18, CAD (m)	8,000	6,206
HSBC Bank Plc
1.49%, 04/05/18, CAD (m)	7,229	5,610
1.48%, 04/06/18, CAD (m)	2,600	2,018
1.49%, 04/11/18, CAD (m)	600	466
National Bank of Canada
1.45%, 04/18/18, CAD (m)	700	543
Royal Bank of Canada
1.42%, 04/05/18, CAD (m)	800	621
1.48%, 04/09/18, CAD (m)	1,100	854
1.46%, 04/12/18, CAD (m)	1,200	931
1.48%, 04/16/18, CAD (m)	200	155
Sempra Energy Holdings
2.60%, 05/23/18 (b) (m)	4,800	4,783
Toronto-Dominion Bank
1.49%, 04/02/18, CAD (m)	3,600	2,794
		49,016
Securities Lending Collateral 0.2%
Securities Lending Cash Collateral Fund LLC, 1.69% (n) (o)	3,716	3,716
Treasury Securities 5.6%
Argentina Treasury Bill
24.17%, 04/13/18, ARS (m)	1,200	59
1.93%, 05/11/18 (m)	600	599
2.00%, 05/24/18 (m)	200	199
1.99%, 06/15/18 (m)	303	302
22.78%, 06/15/18, ARS (m)	100	5
2.10%, 06/29/18 - 09/28/18 (m)	1,232	1,219
2.14%, 07/13/18 (m)	1,100	1,093
21.55%, 09/14/18, ARS (m)	13,400	598
2.37%, 10/12/18 (m)	1,100	1,086
2.61%, 10/26/18 (m)	500	493
2.79%, 11/16/18 (m)	1,755	1,724
Hellenic Republic Treasury Bill
1.48%, 08/31/18, EUR (m)	7,360	9,011
Italy Buoni Ordinari del Tesoro BOT
-0.69%, 04/13/18, EUR (m)	6,160	7,581
Japan Treasury Bill
-0.21%, 04/05/18, JPY (m)	1,670,650	15,701
-0.40%, 04/09/18 - 04/23/18, JPY (m)	1,371,800	12,895
-0.16%, 05/01/18 - 05/21/18, JPY (m)	5,388,500	50,649
Spain Letras del Tesoro
-1.08%, 04/06/18, EUR (m)	200	246
U.S. Treasury Bill
1.26%, 04/19/18 (l) (m)	38	38
United Kingdom Treasury Bill
0.27%, 04/03/18, GBP (m)	1,400	1,964

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
0.32%, 04/20/18, GBP (m) (p)	3,200	4,489
		109,951
U.S. Government Agency Obligations 0.2%
Federal Home Loan Bank
1.44%, 04/02/18 (m) (q)	5,300	5,300
Total Short Term Investments (cost $187,385)		189,548
Total Investments 155.2% (cost $3,053,214)		3,057,567
Total Forward Sales Commitments (2.2)% (proceeds $42,870)		(42,940)
Total Purchased Options 0.0% (cost $1,188)		887
Other Derivative Instruments (0.3)%		(6,469)
Other Assets and Liabilities, Net (52.7)%		(1,039,590)
Total Net Assets 100.0%		1,969,455

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $212,109 and 10.8%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(d) All or portion of the security was on loan.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2018, the total payable for investments purchased on a delayed delivery basis was $1,318,646.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Treasury inflation indexed note, par amount is not adjusted for inflation.

(l) All or a portion of the security is pledged or segregated as collateral.

(m) The coupon rate represents the yield to maturity.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(p) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(q) The security is a direct debt of the agency and not collateralized by mortgages.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (2.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (2.2%)
Mortgage-Backed Securities (2.2%)
Federal National Mortgage Association
TBA, 3.00%, 05/15/47 (a)	(30,500)	(29,685)
	Shares/Par[1]	Value ($)
TBA, 3.00%, 04/15/48 (a)	(13,600)	(13,255)
Total Government And Agency Obligations (proceeds $42,870)		(42,940)
Total Forward Sales Commitments (2.2%) (proceeds $42,870)		(42,940)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2018, the total proceeds for investments sold on a delayed delivery basis was $42,870.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
90-Day Eurodollar	12	June 2018		2,938	—	(7)
90-Day Eurodollar	12	September 2018		2,934	—	(5)
90-Day Eurodollar	12	December 2018		2,931	(1)	(6)
90-Day Eurodollar	12	March 2019		2,929	—	(7)
90-Day Eurodollar	12	June 2019		2,927	—	(7)
90-Day Eurodollar	12	September 2019		2,926	—	(7)
90-Day Eurodollar	12	December 2019		2,924	—	(8)
Australia Commonwealth Treasury Bond, 10-Year	(44)	June 2018	AUD	(5,598)	3	(81)
Euro-BTP	(34)	June 2018	EUR	(4,642)	(31)	(95)
Euro-Bund	112	June 2018	EUR	17,566	16	358
Euro-OAT	(280)	June 2018	EUR	(42,371)	(79)	(1,126)
Japanese Government Bond, 10-Year	(67)	June 2018	JPY	(10,097,211)	6	(92)
Short term Euro-BTP	(45)	June 2018	EUR	(5,066)	(4)	(12)
U.K. Long Gilt	(635)	June 2018	GBP	(76,548)	(152)	(2,017)
U.S. Treasury Long Bond	(710)	June 2018		(101,295)	(533)	(2,809)
U.S. Treasury Note, 10-Year	(407)	June 2018		(48,890)	(95)	(414)
U.S. Treasury Note, 5-Year	338	June 2018		38,479	37	208
Ultra Long Term U.S. Treasury Bond	(7)	June 2018		(1,086)	(8)	(37)
					(841)	(6,164)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.00	12/20/19	400	—	6
3M LIBOR (Q)	Receiving	1.75	06/20/20	7,600	1	(18)
3M LIBOR (Q)	Receiving	2.00	07/27/26	9,000	(10)	75

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.40	12/07/26		74,300	(79)	842
3M LIBOR (Q)	Receiving	1.75	12/21/26		43,890	(65)	4,781
3M LIBOR (Q)	Receiving	2.50	12/20/27		2,500	(4)	93
3M LIBOR (Q)	Receiving	3.10	04/17/28		40,790	(33)	(33)
3M LIBOR (Q)	Receiving	2.25	06/20/28		10,700	(20)	(80)
3M LIBOR (Q)	Receiving	2.50	06/20/48		4,340	(26)	(122)
3M LIBOR (S)	Paying	1.25	06/15/18		12,700	—	(85)
3M LIBOR (S)	Paying	2.25	12/20/22		25,900	11	(569)
3M LIBOR (S)	Paying	2.00	06/20/23		59,300	32	223
3M LIBOR (S)	Paying	2.68	10/25/23		18,600	13	(90)
3M LIBOR (S)	Paying	2.67	11/19/23		8,000	6	(44)
3M LIBOR (S)	Paying	2.68	12/12/23		8,000	6	(42)
3M LIBOR (S)	Paying	2.50	12/19/23		14,300	10	(80)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	09/20/27	JPY	2,500,000	10	(15)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	03/20/28	JPY	300,000	1	2
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	03/20/29	JPY	2,640,000	13	(63)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.50	12/21/45	JPY	50,000	—	(3)
6M GBP LIBOR (S)	Receiving	1.75	09/19/48	GBP	3,840	(1)	(115)
6M GBP LIBOR (S)	Receiving	1.50	03/21/68	GBP	1,470	1	(13)
Euro Overnight Index Average (A)	Paying	0.05	09/19/21	EUR	6,100	—	16
Federal Funds Effective Rate (A)	Receiving	2.00	12/15/47		7,600	(41)	571
Federal Funds Effective Rate (A)	Receiving	2.43	12/20/47		1,300	(7)	(21)
Federal Funds Effective Rate (A)	Receiving	2.50	12/20/47		4,450	(26)	(140)
France CPI Excluding Tobacco (A)	Receiving	1.17	03/15/20	EUR	6,740	(2)	(2)
France CPI Excluding Tobacco (A)	Paying	1.35	01/15/23	EUR	5,830	1	17
France CPI Excluding Tobacco (A)	Paying	1.58	01/15/28	EUR	2,390	1	17
France CPI Excluding Tobacco (A)	Paying	1.61	02/15/28	EUR	1,470	—	17
France CPI Excluding Tobacco (A)	Paying	1.59	02/15/28	EUR	10,090	2	96
France CPI Excluding Tobacco (A)	Paying	1.91	01/15/38	EUR	1,830	—	58
Harmonised Index of Consumer Prices (A)	Receiving	1.30	03/15/21	EUR	6,100	(1)	5
Harmonised Index of Consumer Prices (A)	Receiving	1.71	03/15/33	EUR	1,600	(1)	(13)
Harmonised Index of Consumer Prices (A)	Paying	1.39	12/15/26	EUR	960	—	(11)
Harmonised Index of Consumer Prices (A)	Paying	1.36	06/15/27	EUR	9,500	2	(21)
Harmonised Index of Consumer Prices (A)	Paying	1.52	11/15/27	EUR	12,260	2	21
Harmonised Index of Consumer Prices (A)	Paying	1.54	03/15/28	EUR	6,100	1	9
Harmonised Index of Consumer Prices (A)	Paying	1.95	03/15/48	EUR	1,600	1	24
Mexican Interbank Rate (M)	Paying	7.20	06/05/24	MXN	94,700	—	(57)
Mexican Interbank Rate (M)	Paying	7.20	06/11/27	MXN	22,300	—	(45)
Mexican Interbank Rate (M)	Paying	7.48	06/18/37	MXN	3,490	—	(8)
U.K. Retail Price Index (A)	Receiving	3.59	10/15/46	GBP	1,850	15	(35)
U.K. Retail Price Index (A)	Receiving	3.43	03/15/47	GBP	7,110	62	(381)
U.K. Retail Price Index (A)	Paying	3.19	04/15/30	GBP	2,700	(5)	139
U.K. Retail Price Index (A)	Paying	3.35	05/15/30	GBP	9,400	(19)	182
U.K. Retail Price Index (A)	Paying	3.40	06/15/30	GBP	14,100	(28)	354
U.K. Retail Price Index (A)	Paying	3.33	08/15/30	GBP	9,200	(20)	228
U.K. Retail Price Index (A)	Paying	3.30	12/15/30	GBP	3,600	(8)	187
U.K. Retail Price Index (A)	Paying	3.14	04/15/31	GBP	6,600	(15)	337
U.K. Retail Price Index (A)	Paying	3.10	06/15/31	GBP	7,200	(17)	300
U.K. Retail Price Index (A)	Paying	3.53	10/15/31	GBP	7,950	(18)	138
U.K. Retail Price Index (A)	Paying	3.47	09/15/32	GBP	8,300	(20)	170
US CPURNSA (A)	Receiving	2.07	03/23/19		5,380	5	3
US CPURNSA (A)	Receiving	2.17	07/15/20		10,300	8	37
US CPURNSA (A)	Receiving	2.03	11/23/20		6,700	4	54
US CPURNSA (A)	Receiving	2.02	11/25/20		6,300	4	52
US CPURNSA (A)	Receiving	1.55	07/26/21		4,500	1	(5)
US CPURNSA (A)	Receiving	1.60	09/12/21		3,550	1	(4)
US CPURNSA (A)	Receiving	2.07	07/15/22		3,500	1	33
US CPURNSA (A)	Receiving	2.50	07/15/22		20,800	5	144
US CPURNSA (A)	Receiving	2.21	02/05/23		19,770	5	15
US CPURNSA (A)	Paying	1.73	07/26/26		4,500	(1)	11
US CPURNSA (A)	Paying	1.80	09/12/26		3,550	(1)	10
US CPURNSA (A)	Paying	1.78	09/15/26		3,100	(1)	9
US CPURNSA (A)	Paying	2.18	09/20/27		3,570	—	(50)
US CPURNSA (A)	Paying	2.15	09/25/27		3,500	—	(60)
US CPURNSA (A)	Paying	2.16	10/17/27		7,900	—	(129)
US CPURNSA (A)	Paying	2.34	02/05/28		10,040	1	27
						(243)	6,949

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.29 (Q)	5.00	12/20/22	31,090	(2,018)	(129)	184
iTraxx Europe Series 26 (Q)	1.00	12/20/21	10,800	(321)	(10)	(116)
iTraxx Europe Series 28 (Q)	1.00	12/20/22	7,200	(204)	(8)	(5)
				(2,543)	(147)	63
Credit default swap agreements - sell protection[4]
Daimler AG, 0.63%, 03/05/20 (Q)	1.00	12/20/20	(900)	21	—	6
				21	—	6

Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro-Bobl	(115)	EUR	130.00	05/25/18	2	39
Euro-Bobl	(114)	EUR	129.00	05/25/18	1	43
					3	82

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
U.S. Treasury Long Bond Future	Call	175.00	05/25/18	710	11
					11

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 06/19/48	DUB	Call	2.15	06/15/18	4,850,000	3
3M LIBOR, 06/19/48	DUB	Put	2.15	06/15/18	4,850,000	697
3M LIBOR, 07/18/28	MSC	Put	2.77	07/16/18	12,700,000	174
						874
Options on Securities
Federal National Mortgage Association, 3.00%, 05/15/2048, TBA	JPM	Call	121.00	05/07/18	26,000,000	—
Federal National Mortgage Association, 3.50%, 05/15/2048, TBA	CSI	Put	83.00	04/05/18	42,000,000	—
						—
Spread Options
Spread between 10-year and 5-year ICE Swap Rates	MSC	Put	0.17	04/03/18	108,800,000	—
Spread between 10-year and 5-year ICE Swap Rates ‡	MSC	Put	0.17	06/11/18	67,200,000	2
						2

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	121.50	04/20/18	225	(71)
10-Year U.S. Treasury Note Future	Put	120.00	04/20/18	225	(21)
U.S. Treasury Long Bond Future	Call	145.00	04/20/18	65	(135)
U.S. Treasury Long Bond Future	Put	143.00	04/20/18	47	(6)
					(233)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[11]
CDX.NA.IG.29, 12/20/22	CGM	Put	0.85	04/18/18	25,100,000	(3)
CDX.NA.IG.29, 12/20/22	CGM	Put	0.70	04/18/18	23,900,000	(7)
CDX.NA.IG.29, 12/20/22	CSI	Put	0.80	05/16/18	5,600,000	(2)
CDX.NA.IG.30, 06/20/23	BNP	Put	0.90	09/19/18	6,400,000	(17)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
CDX.NA.IG.30, 06/20/23	BOA	Put	0.85	05/16/18		6,400,000	(5)
CDX.NA.IG.30, 06/20/23	BOA	Put	0.90	06/20/18		3,600,000	(4)
CDX.NA.IG.30, 06/20/23	CGM	Put	0.90	06/20/18		3,300,000	(4)
CDX.NA.IG.30, 06/20/23	DUB	Put	0.95	07/18/18		5,600,000	(8)
CDX.NA.IG.30, 06/20/23	JPM	Put	0.90	06/20/18		5,500,000	(7)
iTraxx Europe Series 28, 12/20/22	DUB	Call	0.48	04/18/18	EUR	10,700,000	(4)
iTraxx Europe Series 28, 12/20/22	DUB	Put	0.70	04/18/18	EUR	10,700,000	(2)
							(63)
Inflation - Capped/Floor Options
Cap - CPURNSA Index	JPM	Call	4.00	04/22/24		19,400,000	(5)
Cap - CPURNSA Index	JPM	Call	4.00	05/16/24		1,700,000	—
Floor - CPURNSA Index	CIT	Call	0.00	09/29/20		3,100,000	—
Floor - CPURNSA Index	JPM	Call	0.00	03/24/20		21,100,000	(17)
Floor - CPURNSA Index	JPM	Call	0.00	10/02/20		8,600,000	(12)
							(34)
Options on Securities
Federal National Mortgage Association, 3.50%, 05/15/2048, TBA	JPM	Call	99.88	05/07/18		22,300,000	(94)
Federal National Mortgage Association, 3.50%, 05/15/2048, TBA	JPM	Put	98.88	05/07/18		22,300,000	(24)
							(118)
Spread Options
Spread between 10-year and 2-year ICE Swap Rates	MSC	Call	0.00	01/02/20		156,100,000	(213)
Spread between 30-year and 10-year ICE Swap Rates	MSC	Put	0.16	04/03/18		108,800,000	—
Spread between 30-year and 10-year ICE Swap Rates	MSC	Put	0.16	06/11/18		67,200,000	(2)
							(215)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	CIT	04/05/18	ARS	37,738	1,872	38
ARS/USD	BOA	05/02/18	ARS	37,737	1,846	5
ARS/USD	MSC	05/23/18	ARS	46,315	2,240	32
ARS/USD	BNP	06/21/18	ARS	2,252	107	(5)
ARS/USD	MSC	08/22/18	ARS	4,259	196	(9)
AUD/USD	DUB	04/04/18	AUD	21,945	16,855	(128)
BRL/USD	BNP	04/03/18	BRL	21,300	6,452	(87)
BRL/USD	CIT	04/03/18	BRL	26,780	8,112	55
BRL/USD	JPM	04/03/18	BRL	10,520	3,186	1
BRL/USD	MSC	04/03/18	BRL	10,780	3,265	6
BRL/USD	UBS	04/03/18	BRL	10,520	3,186	21
BRL/USD	CIT	05/03/18	BRL	10,780	3,257	5
BRL/USD	UBS	05/03/18	BRL	10,520	3,179	6
CAD/USD	JPM	04/04/18	CAD	14,849	11,526	(10)
COP/USD	JPM	07/17/18	COP	13,691,019	4,880	98
EUR/USD	JPM	04/04/18	EUR	4,188	5,153	(38)
EUR/USD	MSC	04/04/18	EUR	5,735	7,057	(54)
EUR/USD	UBS	04/04/18	EUR	47,723	58,725	(384)
GBP/USD	ANZ	04/04/18	GBP	19,033	26,705	197
GBP/USD	BOA	04/04/18	GBP	52,279	73,351	(558)
GBP/USD	JPM	04/04/18	GBP	777	1,090	(9)
GBP/USD	JPM	04/04/18	GBP	3,002	4,212	38
GBP/USD	MSC	04/04/18	GBP	2,869	4,025	(57)
IDR/USD	JPM	06/20/18	IDR	41,443,830	2,991	(24)
INR/USD	UBS	06/20/18	INR	493,348	7,493	(77)
JPY/USD	UBS	04/04/18	JPY	1,749,607	16,444	(215)
KRW/USD	JPM	06/20/18	KRW	1,475,331	1,388	8
MXN/USD	CIT	05/10/18	MXN	13,286	727	24
NZD/USD	UBS	04/04/18	NZD	18,454	13,337	(119)
RUB/USD	DUB	04/18/18	RUB	286,977	5,001	(46)
RUB/USD	CIT	04/27/18	RUB	286,977	4,996	29
RUB/USD	SCB	05/25/18	RUB	122,568	2,127	14
USD/ARS	BOA	04/05/18	ARS	(37,738)	(1,872)	(8)
USD/AUD	BOA	04/04/18	AUD	(21,945)	(16,855)	422
USD/AUD	DUB	05/03/18	AUD	(21,945)	(16,855)	130
USD/BRL	BNP	04/03/18	BRL	(21,300)	(6,452)	(43)
USD/BRL	CIT	04/03/18	BRL	(26,780)	(8,111)	(21)
USD/BRL	JPM	04/03/18	BRL	(10,520)	(3,187)	(21)
USD/BRL	MSC	04/03/18	BRL	(10,780)	(3,265)	(36)
USD/BRL	UBS	04/03/18	BRL	(10,520)	(3,187)	(5)
USD/BRL	BNP	05/03/18	BRL	(21,300)	(6,436)	84
USD/BRL	BNP	07/03/18	BRL	(71,800)	(21,573)	(1,088)
USD/BRL	BOA	07/03/18	BRL	(4,400)	(1,322)	(25)
USD/BRL	CIT	07/03/18	BRL	(21,000)	(6,310)	(62)
USD/BRL	DUB	07/03/18	BRL	(66,400)	(19,951)	(957)
USD/BRL	DUB	07/03/18	BRL	(2,800)	(841)	4
USD/BRL	JPM	07/03/18	BRL	(55,900)	(16,796)	(280)
USD/BRL	MSC	07/03/18	BRL	(7,700)	(2,313)	(55)
USD/CAD	UBS	04/02/18	CAD	(21,000)	(16,300)	(28)
USD/CAD	BOA	04/04/18	CAD	(12,478)	(9,685)	87
USD/CAD	JPM	04/04/18	CAD	(2,371)	(1,840)	(10)
USD/CAD	CIT	04/05/18	CAD	(800)	(621)	(10)
USD/CAD	JPM	04/05/18	CAD	(7,229)	(5,611)	(31)
USD/CAD	JPM	04/05/18	CAD	(4,700)	(3,648)	13
USD/CAD	CIT	04/06/18	CAD	(2,600)	(2,018)	7
USD/CAD	BNP	04/09/18	CAD	(1,100)	(854)	(4)
USD/CAD	BOA	04/09/18	CAD	(2,700)	(2,096)	9
USD/CAD	BOA	04/11/18	CAD	(600)	(466)	(2)
USD/CAD	BOA	04/12/18	CAD	(1,200)	(932)	4
USD/CAD	SCB	04/12/18	CAD	(2,600)	(2,018)	(13)
USD/CAD	BNP	04/13/18	CAD	(1,200)	(932)	(4)
USD/CAD	BOA	04/16/18	CAD	(5,200)	(4,037)	(62)
USD/CAD	CIT	04/16/18	CAD	(3,000)	(2,329)	(31)
USD/CAD	BNP	04/18/18	CAD	(700)	(544)	(7)
USD/CAD	JPM	05/03/18	CAD	(14,849)	(11,532)	10
USD/CAD	BOA	05/15/18	CAD	(5,010)	(3,892)	99

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	JPM	05/15/18	CHF	(124)	(130)	4
USD/EUR	BOA	04/04/18	EUR	(5,735)	(7,057)	50
USD/EUR	MSC	04/04/18	EUR	(51,911)	(63,878)	353
USD/EUR	CIT	04/06/18	EUR	(200)	(246)	1
USD/EUR	BOA	04/13/18	EUR	(1,600)	(1,970)	8
USD/EUR	DUB	04/13/18	EUR	(4,560)	(5,615)	17
USD/EUR	JPM	04/13/18	EUR	(800)	(985)	6
USD/EUR	MSC	04/30/18	EUR	(7,100)	(8,753)	60
USD/EUR	MSC	05/03/18	EUR	(5,735)	(7,072)	54
USD/EUR	UBS	05/03/18	EUR	(47,723)	(58,846)	385
USD/EUR	BOA	05/15/18	EUR	(3,800)	(4,690)	2
USD/EUR	DUB	05/15/18	EUR	(700)	(864)	3
USD/EUR	JPM	08/31/18	EUR	(2,300)	(2,863)	(4)
USD/EUR	UBS	08/31/18	EUR	(5,060)	(6,299)	(39)
USD/GBP	JPM	04/03/18	GBP	(1,400)	(1,964)	(17)
USD/GBP	CIT	04/04/18	GBP	(77,960)	(109,383)	261
USD/GBP	CIT	04/20/18	GBP	(3,200)	(4,493)	(15)
USD/GBP	BOA	05/03/18	GBP	(52,279)	(73,442)	555
USD/INR	CIT	06/20/18	INR	(123,515)	(1,876)	1
USD/JPY	MSC	04/04/18	JPY	(1,749,607)	(16,444)	(6)
USD/JPY	BOA	04/05/18	JPY	(1,483,150)	(13,941)	(771)
USD/JPY	BOA	04/05/18	JPY	(187,500)	(1,762)	7
USD/JPY	CIT	04/09/18	JPY	(183,200)	(1,722)	7
USD/JPY	MSC	04/23/18	JPY	(1,188,600)	(11,185)	(24)
USD/JPY	CIT	05/01/18	JPY	(2,940,000)	(27,678)	(636)
USD/JPY	UBS	05/01/18	JPY	(740,000)	(6,967)	(169)
USD/JPY	UBS	05/02/18	JPY	(1,749,607)	(16,473)	216
USD/JPY	CIT	05/14/18	JPY	(190,000)	(1,790)	(42)
USD/JPY	MSC	05/14/18	JPY	(800,000)	(7,539)	(187)
USD/JPY	UBS	05/14/18	JPY	(290,000)	(2,733)	(65)
USD/JPY	JPM	05/21/18	JPY	(428,500)	(4,040)	(14)
USD/KRW	UBS	06/20/18	KRW	(5,991,787)	(5,637)	24
USD/NZD	JPM	04/04/18	NZD	(18,454)	(13,337)	195
USD/NZD	UBS	05/03/18	NZD	(18,454)	(13,336)	118
USD/PEN	CIT	05/21/18	PEN	(18,421)	(5,701)	(63)
USD/RUB	CIT	04/18/18	RUB	(286,977)	(5,001)	(29)
USD/RUB	CIT	06/07/18	RUB	(404,372)	(7,006)	51
USD/ZAR	BOA	05/08/18	ZAR	(26,940)	(2,264)	(38)
ZAR/USD	BOA	05/08/18	ZAR	28,219	2,372	37
					(422,310)	(2,881)

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
US CPURNSA (A)	Receiving	DUB	2.50	07/15/22	5,700	129	(594)
US CPURNSA (A)	Receiving	DUB	2.56	05/08/23	11,800	—	(972)
US CPURNSA (A)	Paying	MSC	2.06	05/12/25	23,000	—	(197)
US CPURNSA (A)	Paying	MSC	1.81	09/20/26	1,400	—	(62)
						129	(1,825)

OTC Credit Default Swap Agreements
Reference Entity[2]	Counterparty	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CMBX.NA.AAA.8 (M)	DUB	N/A	0.50	10/17/57	(4,400)	18	(229)	247
CMBX.NA.AAA.8 (M)	MLP	N/A	0.50	10/17/57	(1,000)	4	(70)	74
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CGM	1.02	1.00	06/20/21	(400)	—	(34)	34
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CGM	1.31	1.00	06/20/22	(1,800)	(22)	(114)	92
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CSI	1.02	1.00	06/20/21	(1,100)	—	(76)	76
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	DUB	1.02	1.00	06/20/21	(800)	(1)	(69)	68
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	JPM	1.02	1.00	06/20/21	(600)	—	(42)	42
					(10,100)	(1)	(634)	633

‡The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust’s Board of Trustees.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.1%
American Express Credit Account Master Trust
Series 2014-B-1, 2.28%, (1M US LIBOR + 0.50%), 05/15/19 (b)	2,275	2,282
AmeriCredit Automobile Receivables Trust
Series 2017-A2B-1, 2.11%, (1M US LIBOR + 0.30%), 05/18/20 (b)	1,888	1,888
CNH Equipment Trust
Series 2016-A2B-B, 2.18%, (1M US LIBOR + 0.40%), 10/15/19 (b)	170	170
Ford Credit Auto Owner Trust
Series 2014-B-B, 1.72%, 04/15/18	931	929
GM Financial Automobile Leasing Trust
Series 2015-B-2, 2.42%, 07/22/19	3,408	3,407
GMF Floorplan Owner Revolving Trust
Series 2015-A1-1, 1.65%, 05/15/18 (c)	2,153	2,151
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 2.36%, (1M US LIBOR + 0.58%), 05/15/18 (b) (c)	5,119	5,122
Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,947)		15,949
CORPORATE BONDS AND NOTES 3.2%
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (c)	575	548
AMC Entertainment Holdings Inc.
6.13%, 05/15/27	745	734
AMC Entertainment Inc.
5.75%, 06/15/25	693	683
American Greetings Corp.
7.88%, 02/15/25 (c)	807	818
ARAMARK Services Inc.
5.13%, 01/15/24	204	208
Beazer Homes USA Inc.
5.75%, 06/15/19	281	287
GLP Capital LP
5.38%, 04/15/26	489	498
Live Nation Entertainment Inc.
5.38%, 06/15/22 (c)	646	660
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (c)	1,756	1,747
Numericable - SFR SA
7.38%, 05/01/26 (c)	1,490	1,418
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	131	141
Sally Holdings LLC
5.63%, 12/01/25	494	489
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (c)	427	427
Sirius XM Radio Inc.
5.38%, 07/15/26	1,000	988
Springs Industries Inc.
6.25%, 06/01/21	471	478
		10,124
Consumer Staples 0.3%
Hearthside Group Holdings LLC
6.50%, 05/01/22 (c)	1,281	1,282
JBS Investments GmbH
7.25%, 04/03/24 (c)	1,408	1,395
Spectrum Brands Inc.
5.75%, 07/15/25	952	973
		3,650
Energy 0.4%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	507	530
5.13%, 06/30/27	493	490
Parsley Energy LLC
5.25%, 08/15/25 (c)	250	248
Regency Energy Partners LP
5.88%, 03/01/22	876	936
5.00%, 10/01/22	81	84
	Shares/Par[1]	Value ($)
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	1,000	1,039
Summit Midstream Holdings LLC
5.75%, 04/15/25	500	474
Transocean Proteus Ltd.
6.25%, 12/01/24	1,350	1,377
Trinidad Drilling Ltd.
6.63%, 02/15/25 (c)	706	660
		5,838
Financials 0.2%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	201	207
Altice Financing SA
6.63%, 02/15/23	500	495
Diamond 1 Finance Corp.
5.88%, 06/15/21	1,000	1,027
SLM Corp.
5.50%, 01/25/23	1,263	1,242
Stena International SA
5.75%, 03/01/24 (c)	519	485
		3,456
Health Care 0.4%
Centene Corp.
6.13%, 02/15/24	460	479
Community Health Systems Inc.
6.25%, 03/31/23	1,000	920
HCA Inc.
3.75%, 03/15/19	623	625
Hill-Rom Holdings Inc.
5.00%, 02/15/25	827	820
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (c)	356	378
Mallinckrodt International Finance SA
5.75%, 08/01/22 (c)	1,500	1,301
Tenet Healthcare Corp.
8.13%, 04/01/22	270	281
6.75%, 06/15/23	270	265
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (c)	705	617
5.88%, 05/15/23 (c)	295	261
		5,947
Industrials 0.5%
ACCO Brands Corp.
5.25%, 12/15/24	265	267
AECOM
5.13%, 03/15/27	2,000	1,929
Aircastle Ltd.
5.00%, 04/01/23	1,000	1,029
4.13%, 05/01/24	1,000	984
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (c)	500	536
Bombardier Inc.
6.00%, 10/15/22 (c)	773	765
Builders FirstSource Inc.
5.63%, 09/01/24 (c)	340	341
Meritor Inc.
6.25%, 02/15/24	500	518
Terex Corp.
5.63%, 02/01/25	1,000	1,000
		7,369
Information Technology 0.1%
NXP BV
5.75%, 03/15/23 (c)	242	249
Sanmina Corp.
4.38%, 06/01/19 (c)	750	757
SS&C Technologies Holdings Inc.
5.88%, 07/15/23	464	489
		1,495
Materials 0.5%
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (c)	1,000	1,003
Building Materials Corp. of America
6.00%, 10/15/25	136	139

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
FXI Holdings Inc.
7.88%, 11/01/24	1,875	1,834
Hexion Inc.
10.38%, 02/01/22 (c)	1,000	967
Koppers Inc.
6.00%, 02/15/25 (c)	645	659
Olin Corp.
5.13%, 09/15/27	1,000	986
Signode Industrial Group Lux SA
6.38%, 05/01/22	1,000	1,032
Silgan Holdings Inc.
4.75%, 03/15/25	1,000	970
		7,590
Real Estate 0.0%
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	503	520
Telecommunication Services 0.1%
CenturyLink Inc.
7.50%, 04/01/24	594	598
Sprint Corp.
7.13%, 06/15/24	624	609
Sprint Spectrum Co. LLC
3.36%, 09/20/21	636	632
		1,839
Utilities 0.0%
AES Corp.
5.50%, 04/15/25	461	478
Total Corporate Bonds And Notes (cost $48,501)		48,306
SENIOR LOAN INTERESTS 94.0%
Consumer Discretionary 23.8%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.90%, (3M LIBOR + 2.25%), 02/15/24 (b)	2,381	2,382
Term Loan B-3, 4.55%, (3M LIBOR + 2.25%), 02/15/24 (b)	3,689	3,690
24 Hour Fitness Worldwide Inc.
Term Loan B, 5.44%, (3M LIBOR + 3.75%), 05/18/21 (b)	2,888	2,909
Allied Universal Holdco LLC
Term Loan, 5.44%, (3M LIBOR + 3.75%), 07/28/22 (b)	4,896	4,821
Amaya Holdings BV
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 08/01/21 (b)	8,234	8,267
AMC Entertainment Inc.
Term Loan, 4.03%, (1M LIBOR + 2.25%), 04/30/20 (b)	2,007	2,011
Term Loan B, 4.03%, (3M LIBOR + 2.25%), 12/15/23 (b)	762	764
American Axle & Manufacturing Inc.
Term Loan B, 4.13%, (3M LIBOR + 2.25%), 03/10/24 (b)	3,349	3,363
American Tire Distributors Holdings Inc.
Term Loan, 5.90%, (1M LIBOR + 4.25%), 10/01/21 (b)	3,611	3,656
Apex Tool Group LLC
Term Loan B, 5.40%, (3M LIBOR + 3.75%), 02/01/22 (b)	1,342	1,338
Bass Pro Group LLC
Term Loan B, 6.65%, (3M LIBOR + 5.00%), 11/15/23 - 04/01/24 (b)	2,786	2,758
Bombardier Recreational Products Inc.
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 06/30/23 (b)	3,715	3,746
Boyd Gaming Corp.
Term Loan B-3, 4.24%, (3M LIBOR + 2.50%), 09/15/23 (b)	4,412	4,432
Burlington Coat Factory Warehouse Corp.
Term Loan B-5, 4.09%, (3M LIBOR + 2.50%), 11/17/24 (b)	1,784	1,785
Caesars Entertainment Operating Co.
Term Loan, 4.38%, (3M LIBOR + 2.50%), 04/03/24 (b)	6,400	6,437
	Shares/Par[1]	Value ($)
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.63%, (3M LIBOR + 2.75%), 09/28/24 (b)	9,636	9,697
Camelot UK Holdco Ltd.
Term Loan, 4.90%, (1M LIBOR + 3.25%), 10/03/23 (b)	4,433	4,458
CBS Radio Inc.
Term Loan B, 4.62%, (3M LIBOR + 2.75%), 11/18/24 (b)	3,683	3,698
Charter Communications Operating LLC
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 04/30/25 (b) (d)	3,000	3,010
Term Loan B, 3.88%, (3M LIBOR + 2.00%), 04/30/25 (b)	4,863	4,880
CityCenter Holdings LLC
Term Loan B, 0.00%, (1M LIBOR + 2.50%), 04/14/24 (b) (d)	2,000	2,008
Term Loan B, 4.38%, (1M LIBOR + 2.50%), 04/14/24 (b)	2,188	2,197
Coinamatic Canada Inc.
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 05/13/22 (b)	326	328
Constellis Holdings LLC
1st Lien Term Loan, 6.69%, (1M LIBOR + 5.00%), 04/17/24 (b)	3,523	3,554
Core & Main LP
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 07/19/24 (b) (d)	1,000	1,005
Term Loan B, 5.21%, (3M LIBOR + 3.00%), 07/19/24 (b)	2,123	2,132
Creative Artists Agency LLC
Term Loan B, 4.78%, (1M LIBOR + 3.00%), 02/15/24 (b)	1,769	1,784
Term Loan B, 6.75%, (1M Prime Rate + 2.00%), 02/15/24 (b)	4	4
CS Intermediate Holdco 2 LLC
Term Loan B, 3.69%, (3M LIBOR + 2.25%), 11/02/23 (b)	1,570	1,576
CSC Holdings LLC
1st Lien Term Loan, 4.04%, (3M LIBOR + 2.25%), 07/15/25 (b)	7,855	7,827
CWGS Group LLC
Term Loan, 4.65%, (1M LIBOR + 3.00%), 11/02/23 (b)	18	18
Term Loan, 4.70%, (1M LIBOR + 3.00%), 11/02/23 (b)	3,150	3,156
Term Loan, 0.00%, (1M LIBOR + 2.75%), 11/23/23 (b) (d)	3,055	3,061
Dealer Tire LLC
Term Loan B, 5.00%, (1M LIBOR + 3.25%), 12/22/21 (b)	1,692	1,712
Delta 2 (LUX) SARL
Term Loan, 4.15%, (3M LIBOR + 2.50%), 02/01/24 (b)	7,151	7,133
DexKo Global Inc.
Term Loan, 5.25%, (3M LIBOR + 3.50%), 07/24/24 (b)	1,496	1,510
Dynacast International LLC
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 01/28/22 (b)	2,068	2,076
Eldorado Resorts LLC
Term Loan B, 4.06%, (1M LIBOR + 2.25%), 03/15/24 (b)	742	744
Term Loan B, 4.12%, (1M LIBOR + 2.25%), 03/15/24 (b)	205	205
Term Loan B, 4.19%, (1M LIBOR + 2.25%), 03/15/24 (b)	833	835
Equinox Holdings Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 3.00%), 03/08/24 (b) (d)	1,000	1,006
1st Lien Term Loan, 4.65%, (1M LIBOR + 3.00%), 03/08/24 (b)	743	747
ESH Hospitality Inc.
Term Loan B, 3.90%, (1M LIBOR + 2.25%), 08/30/23 (b)	5,748	5,776
FGI Operating Co. LLC
Term Loan, 5.90%, (1M LIBOR + 4.25%), 04/19/19 (b)	2,843	743

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Fitness International LLC
Term Loan B, 5.19%, (3M LIBOR + 3.50%), 07/01/20 (b)	5,135	5,174
Four Seasons Holdings Inc.
Term Loan B, 0.00%, (1M LIBOR + 2.00%), 11/30/23 (b) (d)	1,509	1,516
Four Seasons Hotels Ltd.
1st Lien Term Loan, 3.88%, (3M LIBOR + 2.50%), 06/27/20 (b)	2,502	2,515
Garda World Security Corp.
Term Loan, 5.51%, (3M LIBOR + 3.50%), 05/12/24 (b)	3,612	3,641
Term Loan, 7.25%, (3M Prime Rate + 2.50%), 05/12/24 (b)	9	9
Golden Nugget Inc.
Incremental Term Loan, 4.90%, (3M LIBOR + 3.25%), 09/07/23 (b)	9,189	9,269
HD Supply Inc.
Term Loan B-3, 3.94%, (3M LIBOR + 2.25%), 08/13/21 (b)	1,689	1,698
Term Loan B-4, 4.19%, (3M LIBOR + 2.50%), 10/17/23 (b)	1,086	1,093
Helix Gen Funding LLC
Term Loan B, 5.44%, (3M LIBOR + 3.75%), 03/02/24 (b)	4,948	4,993
Hilton Worldwide Finance LLC
Term Loan B-2, 3.87%, (3M LIBOR + 2.00%), 10/25/23 (b)	2,830	2,844
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (e) (f)	9,000	7,100
Information Resources Inc.
1st Lien Term Loan, 6.19%, (3M LIBOR + 4.25%), 01/15/24 (b)	5,029	5,061
Inmar Holdings Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.50%), 04/25/24 (b)	2,119	2,129
Intrawest Resorts Holdings Inc.
Term Loan B-1, 4.90%, (3M LIBOR + 3.25%), 06/28/24 (b)	4,015	4,032
Invictus U.S. LLC
2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.75%), 02/15/26 (b) (d)	1,530	1,550
IRB Holding Corp.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 01/18/25 (b)	4,073	4,115
Jo-Ann Stores Inc.
Term Loan, 6.55%, (3M LIBOR + 5.00%), 09/29/23 (b)	2,051	2,040
KFC Holding Co.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/29/25 (b) (d) (g)	900	902
La Quinta Intermediate Holdings LLC
Term Loan B, 4.47%, (3M LIBOR + 2.75%), 04/14/21 (b)	6,867	6,873
Las Vegas Sands LLC
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/27/25 (b) (d)	2,891	2,895
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.22%, (3M LIBOR + 3.50%), 12/24/21 (b)	1,750	1,695
2nd Lien Term Loan, 8.47%, (3M LIBOR + 6.75%), 06/23/23 (b) (g)	287	262
Lifetime Brands Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/25 (b) (d)	2,350	2,359
Lions Gate Entertainment Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 03/20/25 (b) (d)	3,150	3,153
Live Nation Entertainment Inc.
Term Loan B-3, 3.94%, (3M LIBOR + 2.25%), 10/26/23 (b)	3,695	3,711
LTF Merger Sub Inc.
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 06/22/22 (b)	5,806	5,811
LTI Holdings Inc.
1st Lien Term Loan, 6.40%, (3M LIBOR + 4.75%), 05/17/24 (b)	2,826	2,833
	Shares/Par[1]	Value ($)
MA FinanceCo LLC
Term Loan B-2, 4.15%, (3M LIBOR + 2.50%), 11/19/21 (b)	2,595	2,562
Mavis Tire Express Services Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 03/15/25 (b) (d)	1,552	1,552
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 1.00%), 03/15/25 (b) (d) (g)	248	248
1st Lien Term Loan, 5.07%, (3M LIBOR + 3.25%), 03/15/25 (b)	776	776
Michaels Stores Inc.
Term Loan B-1, 4.40%, (3M LIBOR + 2.75%), 01/27/23 (b)	2,596	2,608
Term Loan B-1, 4.49%, (3M LIBOR + 2.75%), 01/27/23 (b)	970	974
Term Loan B-1, 4.57%, (3M LIBOR + 2.75%), 01/27/23 (b)	167	168
Mohegan Tribal Gaming Authority
Term Loan B, 5.88%, (3M LIBOR + 4.00%), 10/30/23 (b)	3,464	3,453
NPC International Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.50%), 04/05/24 (b)	1,722	1,745
Numericable Group SA
Term Loan B-11, 4.52%, (3M LIBOR + 2.75%), 07/31/25 (b)	5,146	4,979
Term Loan B-12, 4.72%, (3M LIBOR + 3.00%), 01/31/26 (b)	6,623	6,425
NVA Holdings Inc.
Term Loan B-3, 5.05%, (3M LIBOR + 2.75%), 01/31/25 (b)	3,240	3,243
Party City Holdings Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.75%), 08/19/22 (b)	1,288	1,292
Term Loan B, 4.45%, (3M LIBOR + 2.75%), 08/19/22 (b)	276	277
Term Loan B, 4.53%, (3M LIBOR + 2.75%), 08/19/22 (b)	3,051	3,061
Petco Animal Supplies Inc.
Term Loan B, 4.77%, (3M LIBOR + 3.00%), 01/12/23 (b)	4,526	3,307
PetSmart Inc.
Term Loan B-2, 4.68%, (3M LIBOR + 3.00%), 03/11/22 (b)	6,123	4,901
Planet Fitness Holdings LLC
Incremental Term Loan, 4.40%, (1M LIBOR + 3.00%), 03/31/21 (b)	2,156	2,172
Incremental Term Loan, 4.44%, (1M LIBOR + 3.00%), 03/31/21 (b)	504	507
Playa Resorts Holding BV
Term Loan B, 5.00%, (3M LIBOR + 3.25%), 04/07/24 (b)	3,457	3,474
ProQuest LLC
Term Loan B, 5.40%, (3M LIBOR + 3.75%), 10/24/21 (b)	2,933	2,970
Sally Holdings LLC
Term Loan B-1, 4.13%, (3M LIBOR + 2.50%), 07/05/24 (b)	1,194	1,170
Term Loan B-2, 4.50%, 07/05/24	2,220	2,189
Scientific Games International Inc.
Term Loan B-5, 4.45%, (3M LIBOR + 2.75%), 08/14/24 (b)	1,399	1,403
Term Loan B-5, 4.74%, (3M LIBOR + 2.75%), 08/14/24 (b)	5,900	5,918
Seminole Hard Rock Entertainment Inc.
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 05/15/20 (b)	796	800
Serta Simmons Bedding LLC
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 10/21/23 (b)	3,708	3,347
1st Lien Term Loan, 5.29%, (3M LIBOR + 3.50%), 10/21/23 (b)	1,031	931
ServiceMaster Co.
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 11/08/23 (b)	8,196	8,220
Shutterfly Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 2.75%), 08/17/24 (b) (d)	2,700	2,708

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Sinclair Television Group Inc.
Term Loan B-2, 3.90%, (3M LIBOR + 2.25%), 01/06/24 (b)	2,361	2,369
Spin Holdco Inc.
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 11/14/22 (b)	3,692	3,712
SRAM LLC
Incremental Term Loan, 4.97%, (3M LIBOR + 3.25%), 03/15/24 (b)	1,075	1,082
Incremental Term Loan, 5.21%, (3M LIBOR + 3.25%), 03/15/24 (b)	1,739	1,750
Incremental Term Loan, 7.00%, (3M Prime Rate + 2.25%), 03/15/24 (b)	17	17
Staples Inc.
Term Loan B, 5.79%, (3M LIBOR + 4.00%), 08/15/24 (b)	2,609	2,583
Station Casinos LLC
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 05/24/23 (b)	6,428	6,445
TI Group Automotive Systems LLC
Term Loan, 4.15%, (3M LIBOR + 2.75%), 06/25/22 (b)	2,872	2,879
Trader Corp.
Term Loan B, 5.29%, (3M LIBOR + 3.00%), 09/28/23 (b)	1,650	1,647
Tribune Media Co.
Term Loan, 4.88%, (3M LIBOR + 3.00%), 12/27/20 (b)	264	264
Term Loan C, 4.65%, (3M LIBOR + 3.00%), 01/20/24 (b)	3,296	3,296
Truck Hero Inc.
1st Lien Term Loan, 6.22%, (3M LIBOR + 4.00%), 05/17/24 (b)	3,532	3,548
UFC Holdings LLC
1st Lien Term Loan, 5.13%, (3M LIBOR + 3.25%), 07/22/23 (b)	4,696	4,717
Univision Communications Inc.
Term Loan C-5, 4.63%, (3M LIBOR + 2.75%), 03/15/24 (b)	6,616	6,503
USS Ultimate Holdings Inc.
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.75%), 08/11/24 (b)	398	400
Vivid Seats Ltd.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 06/21/24 (b) (d)	2,680	2,681
WASH Multifamily Laundry Systems LLC
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 05/15/22 (b)	1,862	1,871
WideOpenWest Finance LLC
Term Loan B, 5.10%, (3M LIBOR + 3.25%), 08/19/23 (b)	5,095	4,978
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 03/19/21 (b)	6,196	6,232
WMG Acquisition Corp.
Term Loan E, 4.13%, (3M LIBOR + 2.25%), 11/01/23 (b)	3,761	3,772
Wyndham Hotels & Resorts Inc.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/29/25 (b) (d) (g)	900	902
		357,540
Consumer Staples 3.9%
Albertsons LLC
Term Loan B-6, 4.96%, (3M LIBOR + 3.00%), 06/22/23 (b)	2,728	2,691
American Seafoods Group LLC
1st Lien Term Loan, 4.61%, (3M LIBOR + 2.75%), 08/21/23 (b)	2,162	2,159
1st Lien Term Loan, 4.62%, (3M LIBOR + 2.75%), 08/21/23 (b)	287	287
1st Lien Term Loan, 6.25%, (3M Prime Rate + 1.75%), 08/21/23 (b)	51	51
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 01/26/24 (b)	5,435	5,428
2nd Lien Term Loan, 9.19%, (3M LIBOR + 7.50%), 01/27/25 (b)	628	629
	Shares/Par[1]	Value ($)
C.H. Guenther & Son Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/16/25 (b) (d)	1,350	1,352
Coty Inc.
Term Loan B, 4.19%, (1M LIBOR + 2.50%), 10/27/22 (b)	1,048	1,048
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 03/29/25 (b) (d) (g)	3,600	3,595
Del Monte Foods Inc.
1st Lien Term Loan, 5.15%, (6M LIBOR + 3.25%), 01/26/21 (b)	1,915	1,629
1st Lien Term Loan, 7.00%, (6M Prime Rate + 2.25%), 01/26/21 (b)	5	4
2nd Lien Term Loan, 9.06%, (6M LIBOR + 7.25%), 07/26/21 (b)	500	341
Diamond (BC) BV
Term Loan, 4.99%, (1M LIBOR + 3.00%), 07/24/24 (b)	3,122	3,116
Dole Food Co. Inc.
Term Loan B, 4.65%, (1M LIBOR + 2.75%), 03/22/24 (b)	633	633
Term Loan B, 4.69%, (1M LIBOR + 2.75%), 03/22/24 (b)	645	646
Term Loan B, 4.85%, (1M LIBOR + 2.75%), 03/22/24 (b)	645	646
Term Loan B, 4.86%, (1M LIBOR + 2.75%), 03/22/24 (b)	69	69
Term Loan B, 6.50%, (1M Prime Rate + 1.75%), 03/22/24 (b)	13	13
Galleria Co.
Term Loan B, 4.69%, (3M LIBOR + 3.00%), 10/21/22 (b)	2,125	2,125
Hearthside Group Holdings LLC
Term Loan, 4.65%, (3M LIBOR + 3.00%), 06/02/21 (b)	4,017	4,029
Hostess Brands LLC
Term Loan, 3.90%, (3M LIBOR + 2.25%), 08/03/23 (b)	3,994	4,010
JBS USA LLC
Term Loan B, 6.25%, (3M LIBOR + 2.50%), 10/30/22 (b)	4,752	4,735
Portillo's Holdings LLC
1st Lien Term Loan, 6.19%, (3M LIBOR + 4.50%), 08/01/21 (b)	2,895	2,913
Post Holdings Inc.
Incremental Term Loan, 3.65%, (3M LIBOR + 2.25%), 05/24/24 (b)	2,990	2,994
Term Loan, 3.65%, (3M LIBOR + 2.00%), 05/24/24 (b)	1,000	1,001
Sigma Bidco BV
Term Loan B, 0.00%, (3M EURIBOR + 3.50%), 03/07/25 (b) (d)	3,000	2,996
U.S. Foods Inc.
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 06/27/23 (b)	6,688	6,728
Utz Quality Foods LLC
1st Lien Term Loan, 5.35%, (3M LIBOR + 3.50%), 11/14/24 (b)	2,075	2,094
		57,962
Energy 2.5%
Arctic LNG Carriers Ltd.
Term Loan, 6.15%, (3M LIBOR + 4.50%), 04/21/23 (b)	2,114	2,130
Chief Exploration & Development LLC
2nd Lien Term Loan, 8.42%, (1M LIBOR + 6.50%), 05/12/21 (b)	700	693
Drillship Hydra Owners Inc.
Term Loan, 8.00%, 09/20/24	505	529
EG Finco Ltd.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 02/06/25 (b) (d)	3,600	3,590
EG Group Ltd.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 02/01/25 (b) (d)	1,800	1,795
Emerald Performance Materials LLC
2nd Lien Term Loan, 9.63%, (1M LIBOR + 7.75%), 07/23/22 (b)	900	899

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Floatel International Ltd.
Term Loan B, 6.69%, (3M LIBOR + 5.00%), 05/22/20 (b)	2,879	2,390
Lucid Energy Group II LLC
1st Lien Term Loan, 4.79%, (3M LIBOR + 3.00%), 01/31/25 (b)	2,450	2,433
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.13%, (3M LIBOR + 3.25%), 10/31/24 (b)	3,055	3,047
MEG Energy Corp.
Term Loan B, 5.20%, (3M LIBOR + 3.50%), 12/31/23 (b)	627	627
Quicksilver Resources Inc.
2nd Lien Term Loan, 0.00%, 06/21/19 (e) (f) (g)	3,292	33
Seadrill Partners Finco LLC
Term Loan B, 7.69%, (3M LIBOR + 3.00%), 02/12/21 (b)	2,614	2,185
Summit Midstream Partners Holdings LLC
Term Loan B, 7.88%, (3M LIBOR + 6.00%), 05/15/22 (b)	2,050	2,071
Talen Energy Supply LLC
Term Loan B-1, 5.88%, (3M LIBOR + 4.00%), 07/15/23 (b)	3,950	3,874
TEX Operations Co. LLC
Term Loan B, 4.38%, (3M LIBOR + 2.50%), 08/04/23 (b)	5,516	5,550
Term Loan C, 4.38%, (3M LIBOR + 2.50%), 08/04/23 (b)	980	986
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (b)	1,574	1,582
Ultra Resources Inc.
1st Lien Term Loan, 4.76%, (3M LIBOR + 3.00%), 04/14/24 (b)	3,237	3,201
		37,615
Financials 8.9%
Acrisure LLC
Term Loan B, 5.99%, (3M LIBOR + 4.25%), 11/22/23 (b)	4,074	4,120
AlixPartners LLP
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 03/28/24 (b)	4,698	4,716
Alliant Holdings I Inc.
Term Loan B, 4.90%, (3M LIBOR + 3.25%), 07/27/22 (b)	6,985	7,024
Alpha 3 BV
Term Loan B-1, 4.69%, (3M LIBOR + 3.00%), 01/31/24 (b)	1,489	1,500
Altice Financing SA
Term Loan B, 4.47%, (3M LIBOR + 2.75%), 07/31/25 (b)	2,600	2,545
1st Lien Term Loan, 4.47%, (3M LIBOR + 2.75%), 01/06/26 (b)	1,213	1,189
Altice US Finance I Corp.
Term Loan, 3.90%, (3M LIBOR + 2.25%), 07/15/25 (b)	1,734	1,730
AmWINS Group Inc.
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 01/19/24 (b)	2,632	2,645
Term Loan B, 4.49%, (3M LIBOR + 2.75%), 01/19/24 (b)	1,062	1,067
AssuredPartners Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.50%), 10/22/24 (b)	4,518	4,525
Asurion LLC
Term Loan B-4, 4.40%, (3M LIBOR + 2.75%), 08/04/22 (b)	6,333	6,368
Term Loan B-6, 4.40%, (3M LIBOR + 2.75%), 11/03/23 (b)	3,485	3,508
2nd Lien Term Loan, 7.88%, (3M LIBOR + 6.00%), 08/04/25 (b)	750	769
Auris Luxembourg III SARL
Term Loan B-7, 4.69%, (3M LIBOR + 3.00%), 01/17/22 (b)	2,619	2,633
Avolon (Luxembourg) SARL
Term Loan B-2, 4.07%, (3M LIBOR + 2.25%), 01/20/23 (b)	9,426	9,429
	Shares/Par[1]	Value ($)
BCP Renaissance Parent LLC
Term Loan B, 5.77%, (3M LIBOR + 4.00%), 09/20/24 (b)	544	546
Crown Finance US Inc.
Term Loan, 4.38%, (3M LIBOR + 2.50%), 02/05/25 (b)	3,800	3,794
Term Loan, 0.00%, (3M LIBOR + 2.50%), 02/07/25 (b) (d)	2,000	1,997
Duff & Phelps Corp.
Term Loan B, 5.00%, (1M LIBOR + 3.25%), 12/04/24 (b)	1,245	1,247
Encapsys LLC
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 10/27/24 (b)	1,830	1,843
FinCo I LLC
Term Loan B, 4.40%, (1M LIBOR + 2.75%), 06/11/22 (b)	1,866	1,887
First American Payment Systems LP
Term Loan, 6.44%, (1M LIBOR + 5.75%), 01/02/24 (b)	1,064	1,068
Guggenheim Partners LLC
Term Loan, 4.40%, (3M LIBOR + 2.75%), 07/22/23 (b)	2,477	2,488
Harbourvest Partners LLC
Term Loan B, 3.91%, (3M LIBOR + 2.25%), 02/21/25 (b)	2,000	1,998
HUB International Ltd.
Term Loan B, 4.70%, (1M LIBOR + 3.00%), 09/17/20 (b)	22	22
Term Loan B, 4.84%, (1M LIBOR + 3.00%), 09/17/20 (b)	8,445	8,486
Ineos US Finance LLC
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 03/31/24 (b) (d)	1,000	1,002
Term Loan B, 3.65%, (3M LIBOR + 2.00%), 03/31/24 (b)	3,726	3,733
Jane Street Group LLC
Term Loan B, 5.63%, (3M LIBOR + 3.75%), 08/25/22 (b)	1,185	1,190
Level 3 Financing Inc.
Term Loan B, 4.11%, (3M LIBOR + 2.25%), 02/16/24 (b)	9,750	9,767
LPL Holdings Inc.
1st Lien Term Loan B, 4.47%, (3M LIBOR + 2.25%), 09/23/24 (b)	3,224	3,232
NAB Holdings LLC
Term Loan, 4.69%, (3M LIBOR + 3.00%), 01/15/25 (b)	2,229	2,240
National Financial Partners Corp.
Term Loan, 4.65%, (3M LIBOR + 3.00%), 01/06/24 (b)	5,115	5,124
SolarWinds Holdings Inc.
Term Loan B, 4.78%, (3M LIBOR + 3.00%), 02/06/24 (b)	3,242	3,254
Solera LLC
Term Loan B, 4.40%, (3M LIBOR + 3.25%), 03/03/23 (b)	4,443	4,451
Telenet Financing USD LLC
Term Loan AL, 4.28%, (3M LIBOR + 2.50%), 03/01/26 (b)	3,500	3,516
TKC Holdings Inc.
1st Lien Term Loan, 6.03%, (3M LIBOR + 4.25%), 02/08/23 (b)	2,972	2,998
Travelport Finance Lux SARL
Term Loan B, 1.00%, (3M LIBOR + 2.50%), 03/16/25 (b)	3,825	3,832
Unitymedia Finance LLC
Term Loan B, 4.03%, (3M LIBOR + 2.25%), 09/30/25 (b)	2,880	2,873
UPC Financing Partnership
Term Loan AR, 4.28%, (3M LIBOR + 2.50%), 01/15/26 (b)	6,300	6,316
Veritas Bermuda Ltd.
Term Loan B, 6.19%, (3M LIBOR + 4.50%), 01/27/23 (b)	1,833	1,825
		134,497

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Health Care 13.2%
Acadia Healthcare Co. Inc.
Term Loan B-3, 4.15%, (3M LIBOR + 2.50%), 02/11/22 (b)	1,943	1,959
Term Loan B-4, 4.15%, (3M LIBOR + 2.50%), 02/16/23 (b)	559	564
ADMI Corp.
Term Loan B, 5.44%, (3M LIBOR + 3.75%), 04/29/22 (b)	311	312
Term Loan B, 5.52%, (3M LIBOR + 3.75%), 04/29/22 (b)	1,630	1,634
Term Loan B, 5.73%, (3M LIBOR + 3.75%), 04/29/22 (b)	779	781
Air Medical Group Holdings Inc.
Term Loan B-1, 4.94%, (3M LIBOR + 3.25%), 04/28/22 (b)	5,165	5,183
Air Methods Corp.
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 04/12/24 (b)	5,559	5,573
Alliance Healthcare Services Inc.
Term Loan B, 6.15%, (3M LIBOR + 4.50%), 10/20/23 (b)	1,632	1,641
Term Loan B, 6.27%, (3M LIBOR + 4.50%), 10/20/23 (b)	842	847
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.38%, (3M LIBOR + 3.50%), 08/15/24 (b)	2,411	2,238
Alvogen Pharma US Inc.
Term Loan, 6.65%, (3M LIBOR + 5.00%), 04/01/22 (b)	1,354	1,356
Amneal Pharmaceuticals LLC
Term Loan, 5.38%, (3M LIBOR + 3.50%), 11/01/19 (b)	4,624	4,626
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/23/25 (b) (d)	4,950	4,950
ATI Holdings Acquisition Inc.
Term Loan, 5.20%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (b)	3,552	3,575
BPA Laboratories Inc.
1st Lien Term Loan, 4.19%, (3M LIBOR + 2.50%), 04/29/20 (b)	1,028	977
2nd Lien Term Loan, 4.19%, (3M LIBOR + 2.50%), 04/29/20 (b)	894	822
Catalent Pharma Solutions Inc.
Term Loan B, 3.90%, (1M LIBOR + 2.25%), 05/08/21 (b)	2,641	2,649
Change Healthcare Holdings Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	3,960	3,969
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 02/03/24 (b) (d)	5,000	5,011
CHG Healthcare Services Inc.
1st Lien Term Loan B, 4.77%, (3M LIBOR + 3.00%), 06/07/23 (b)	3,650	3,675
Community Health Systems Inc.
Term Loan G, 4.73%, (1M LIBOR + 2.75%), 12/14/19 (b)	4,828	4,703
Term Loan H, 4.98%, (3M LIBOR + 3.00%), 01/27/21 (b)	4,900	4,703
Concentra Inc.
1st Lien Term Loan, 4.53%, (3M LIBOR + 2.75%), 06/01/22 (b)	2,544	2,561
DaVita HealthCare Partners Inc.
Term Loan B, 4.40%, (1M LIBOR + 2.75%), 06/20/21 (b)	2,517	2,537
DJO Finance LLC
Term Loan, 4.90%, (3M LIBOR + 3.25%), 06/27/20 (b)	1,846	1,853
Term Loan, 4.94%, (3M LIBOR + 3.25%), 06/27/20 (b)	1,879	1,887
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.19%, (3M LIBOR + 4.25%), 04/12/24 (b)	5,689	5,672
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 04/29/24 (b) (d)	1,000	997
Envision Healthcare Corp.
Term Loan B, 4.88%, (3M LIBOR + 3.00%), 12/01/23 (b)	7,648	7,671
	Shares/Par[1]	Value ($)
Equian LLC
Term Loan B, 5.15%, (3M LIBOR + 3.25%), 05/20/24 (b)	2,244	2,255
ExamWorks Group Inc.
Term Loan, 5.13%, (1M LIBOR + 3.25%), 07/27/23 (b)	2,660	2,676
Genoa a QoL Healthcare Co. LLC
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 10/28/23 (b)	3,697	3,717
GHX Ultimate Parent Corp.
1st Lien Term Loan, 4.69%, (3M LIBOR + 3.25%), 06/24/24 (b)	2,938	2,945
Greatbatch Ltd.
1st Lien Term Loan B, 4.99%, (3M LIBOR + 3.25%), 10/27/22 (b)	4,477	4,511
Greenway Health LLC
1st Lien Term Loan, 5.94%, (3M LIBOR + 4.25%), 02/15/24 (b)	372	375
HCA Inc.
Term Loan B-11, 3.40%, (3M LIBOR + 1.75%), 03/17/23 (b)	3,307	3,320
Term Loan B-10, 3.88%, (3M LIBOR + 2.00%), 03/07/25 (b)	1,500	1,511
Jaguar Holding Co. II
Term Loan, 0.00%, (3M LIBOR + 2.50%), 08/18/22 (b) (d)	5,302	5,318
Term Loan, 4.40%, (3M LIBOR + 2.75%), 08/18/22 (b)	3,283	3,293
Term Loan, 4.44%, (3M LIBOR + 2.75%), 08/18/22 (b)	3,637	3,647
Kindred Healthcare Inc.
Term Loan, 5.25%, (3M LIBOR + 3.50%), 04/09/21 (b)	4,826	4,838
Kinetic Concepts Inc.
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 01/30/24 (b)	5,583	5,604
Mallinckrodt International Finance SA
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 09/24/24 (b) (d)	1,000	995
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 09/24/24 (b)	2,628	2,616
Term Loan B, 4.82%, (3M LIBOR + 3.00%), 02/24/25 (b)	1,000	1,001
MPH Acquisition Holdings LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/07/23 (b) (d)	2,000	2,008
Term Loan B, 4.44%, (3M LIBOR + 3.00%), 06/07/23 (b)	7,771	7,802
Ortho-Clinical Diagnostics SA
Term Loan B, 5.44%, (3M LIBOR + 3.75%), 06/30/21 (b)	8,582	8,650
Parexel International Corp.
Term Loan B, 4.40%, (3M LIBOR + 3.00%), 08/06/24 (b)	3,383	3,383
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 09/27/24 (b) (d)	1,000	1,000
PharMerica Corp.
1st Lien Term Loan, 5.21%, (3M LIBOR + 3.50%), 09/25/24 (b)	1,884	1,889
Prestige Brands Inc.
Term Loan B-4, 0.00%, (3M LIBOR + 2.00%), 01/20/24 (b) (d)	2,988	2,993
Term Loan B-5, 3.65%, (3M LIBOR + 2.75%), 01/20/24 (b)	1,294	1,296
Prospect Medical Holdings Inc.
Term Loan B, 7.19%, (3M LIBOR + 5.50%), 02/12/24 (b)	3,250	3,250
RadNet Inc.
Term Loan, 5.22%, (3M LIBOR + 3.75%), 06/30/23 (b)	570	576
Term Loan, 5.22%, (3M LIBOR + 3.50%), 06/30/23 (b)	1,736	1,756
Term Loan, 7.25%, (3M Prime Rate + 2.50%), 06/30/23 (b)	31	32
Select Medical Corp.
Term Loan B, 5.21%, (3M LIBOR + 3.50%), 02/13/24 (b)	5,937	5,986

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Term Loan B, 7.00%, (3M Prime Rate + 1.75%), 02/13/24 (b)	18	18
Surgery Center Holdings Inc.
Term Loan B, 5.13%, (3M LIBOR + 3.25%), 06/18/24 (b)	4,158	4,154
Team Health Holdings Inc.
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 01/12/24 (b)	8,514	8,124
U.S. Anesthesia Partners Inc.
Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/16/24 (b) (d)	1,000	1,005
Term Loan, 4.65%, (3M LIBOR + 3.25%), 06/16/24 (b)	2,476	2,487
U.S. Renal Care Inc.
Term Loan B, 5.94%, (3M LIBOR + 4.25%), 11/17/22 (b)	5,220	5,237
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.50%), 03/13/22 (b)	1,549	1,565
Vizient Inc.
Term Loan B, 4.40%, (3M LIBOR + 3.50%), 02/13/23 (b)	1,892	1,908
		198,667
Industrials 13.0%
Accudyne Industries LLC
Term Loan, 4.90%, (3M LIBOR + 3.75%), 08/02/24 (b)	3,602	3,620
Advanced Disposal Services Inc.
Term Loan B-3, 3.98%, (3M LIBOR + 2.25%), 11/10/23 (b)	5,368	5,380
AI Mistral Holdco Ltd.
Term Loan B, 4.65%, (3M LIBOR + 3.00%), 01/26/24 (b)	2,228	2,218
Air Canada
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 10/06/23 (b)	2,687	2,698
Allflex Holdings III Inc.
1st Lien Term Loan, 5.14%, (6M LIBOR + 3.25%), 06/15/20 (b)	3,655	3,674
Altran Technologies SA
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 01/31/25 (b) (d)	2,000	2,010
American Airlines Inc.
Term Loan B, 3.88%, (3M LIBOR + 2.00%), 06/26/20 (b)	4,802	4,808
Term Loan B, 3.65%, (3M LIBOR + 2.00%), 04/28/23 (b)	1,782	1,782
Incremental Term Loan, 3.78%, (3M LIBOR + 2.00%), 12/14/23 (b)	2,842	2,843
American Traffic Solutions Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/28/25 (b) (d)	1,800	1,815
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.01%, (3M LIBOR + 4.25%), 06/16/24 (b)	5,171	5,213
Term Loan, 6.54%, (3M LIBOR + 4.25%), 06/16/24 (b)	39	40
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.65%, (1M LIBOR + 3.00%), 12/15/20 (b)	2,601	2,614
1st Lien Term Loan, 4.81%, (1M LIBOR + 3.00%), 12/15/20 (b)	2,131	2,142
Builders FirstSource Inc.
Term Loan B, 4.69%, (3M LIBOR + 3.00%), 02/29/24 (b)	3,540	3,554
Clark Equipment Co.
Term Loan B, 3.69%, (1M LIBOR + 2.00%), 05/18/24 (b)	1,300	1,301
Cortes NP Acquisition Corp.
Term Loan B, 5.67%, (3M LIBOR + 4.00%), 11/30/23 (b)	5,740	5,762
DAE Aviation Holdings Inc.
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.75%), 06/25/22 (b)	4,797	4,835
DG Investment Intermediate Holdings 2 Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 01/31/25 (b) (d)	2,258	2,252
	Shares/Par[1]	Value ($)
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 1.50%), 01/31/25 (b) (d)	242	241
Element Materials Technology Group US Holdings Inc.
Term Loan B, 5.19%, (1M LIBOR + 3.50%), 06/28/24 - 06/29/24 (b)	708	713
Emerald Expositions Holding Inc.
Term Loan B, 4.42%, (3M LIBOR + 2.75%), 05/22/24 (b)	705	712
Engineered Machinery Holdings Inc.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 07/25/24 (b)	2,304	2,302
EWT Holdings III Corp.
Term Loan, 4.69%, (1M LIBOR + 3.00%), 12/13/24 (b)	2,341	2,356
Filtration Group Corp.
1st Lien Term Loan, 4.98%, (12M LIBOR + 3.00%), 11/14/20 (b)	7,176	7,215
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/27/25 (b) (d) (g)	4,500	4,511
Gardner Denver Inc.
Term Loan B, 5.05%, (1M LIBOR + 2.75%), 07/30/24 (b)	5,775	5,801
Gates Global LLC
Term Loan B, 4.44%, (3M LIBOR + 3.00%), 04/01/24 (b)	6,537	6,569
Generac Power Systems Inc.
1st Lien Term Loan B, 3.69%, (3M LIBOR + 2.00%), 05/31/23 (b)	3,396	3,404
Harbor Freight Tools USA Inc.
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 08/16/23 (b)	3,388	3,391
Harsco Corp.
Term Loan B-1, 4.69%, (3M LIBOR + 3.00%), 12/06/24 (b)	4,437	4,492
Janus International Group LLC
1st Lien Term Loan, 4.74%, (3M LIBOR + 3.00%), 02/07/25 (b)	900	895
KAR Auction Services Inc.
Term Loan B-5, 4.25%, (3M LIBOR + 2.50%), 03/06/23 (b)	1,736	1,743
Milacron LLC
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 09/23/23 (b)	2,891	2,898
Navistar International Corp.
1st Lien Term Loan B, 5.21%, (3M LIBOR + 3.50%), 11/01/24 (b)	4,150	4,169
North American Lifting Holdings Inc.
1st Lien Term Loan, 6.19%, (3M LIBOR + 4.50%), 11/27/20 (b)	1,588	1,492
ON Assignment Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 02/20/25 (b) (d)	2,000	2,006
Paragon Offshore Finance Co.
Term Loan B, 1.00%, (3M LIBOR + 1.00%), 07/18/22 (b)	76	75
Pike Corp.
Term Loan B, 5.39%, (3M LIBOR + 3.50%), 03/13/25 (b)	1,800	1,816
Ply Gem Industries Inc.
Term Loan, 4.69%, (3M LIBOR + 3.00%), 01/30/21 (b)	495	495
PODS LLC
Term Loan B-3, 0.00%, (1M LIBOR + 3.00%), 11/20/24 (b) (d)	1,000	1,006
Term Loan B-3, 4.71%, (1M LIBOR + 3.00%), 11/20/24 (b)	1,656	1,666
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 05/02/22 (b)	8,736	8,798
Rexnord LLC
Term Loan B, 4.11%, (3M LIBOR + 2.25%), 08/21/24 (b)	4,911	4,937
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 02/14/25 (b)	1,800	1,814
2nd Lien Term Loan, 9.69%, (3M LIBOR + 8.00%), 02/14/26 (b)	450	449

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 02/11/21 (b)	4,808	4,802
Southwire Co.
Term Loan, 4.22%, (1M LIBOR + 2.50%), 02/11/21 (b)	2,849	2,856
Spectrum Holdings III Corp.
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 01/26/25 (b)	2,275	2,278
Tempo Acquisition LLC
Term Loan, 4.88%, (3M LIBOR + 3.00%), 04/20/24 (b)	10,359	10,407
Terex Corp.
Term Loan B, 3.65%, (3M LIBOR + 2.00%), 01/31/24 (b)	1,740	1,744
Titan Acquisition Ltd.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/16/25 (b) (d)	4,350	4,341
Trans Union LLC
Term Loan B-3, 3.65%, (3M LIBOR + 2.00%), 04/09/23 (b)	4,813	4,824
TransDigm Inc.
Term Loan E, 0.00%, (3M LIBOR + 2.75%), 05/13/22 (b) (d)	2,000	2,005
Term Loan E, 4.40%, (3M LIBOR + 2.75%), 05/13/22 (b)	2,040	2,045
Term Loan G, 4.10%, (3M LIBOR + 2.50%), 08/22/24 (b)	4,580	4,593
U.S. Security Associates Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/26/23 (b) (d)	895	896
United Airlines Inc.
Term Loan, 3.77%, (3M LIBOR + 2.00%), 04/01/24 (b)	1,445	1,451
USI Inc.
Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/16/24 (b) (d)	997	999
Term Loan, 4.69%, (3M LIBOR + 3.00%), 05/16/24 (b)	4,627	4,634
USIC Holdings Inc.
Term Loan B, 5.00%, (3M LIBOR + 3.50%), 12/09/23 (b)	4,693	4,728
VC GB Holdings Inc.
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 02/28/24 (b)	2,234	2,239
Ventia Deco LLC
Term Loan B, 5.19%, (3M LIBOR + 3.50%), 05/21/22 (b)	1,654	1,671
West Corp.
Term Loan, 5.65%, (3M LIBOR + 4.00%), 10/03/24 (b)	1,975	1,993
Term Loan, 5.88%, (3M LIBOR + 4.00%), 10/03/24 (b)	2,041	2,058
		195,091
Information Technology 10.9%
Abacus Innovations Corp.
Term Loan B, 3.44%, (3M LIBOR + 2.00%), 06/09/23 (b)	1,778	1,787
Almonde Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.50%), 04/26/24 (b)	8,639	8,627
2nd Lien Term Loan, 9.23%, (3M LIBOR + 7.25%), 04/27/25 (b)	1,940	1,920
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.13%, (1M LIBOR + 3.25%), 10/19/23 (b)	7,701	7,734
Applied Systems Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 09/06/24 (b) (d)	997	1,004
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 09/06/24 (b)	1,194	1,202
Ascend Learning LLC
Term Loan B, 4.65%, (3M LIBOR + 3.00%), 06/29/24 (b)	746	748
Avast Software BV
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 09/30/23 (b)	1,690	1,699
	Shares/Par[1]	Value ($)
BMC Software Finance Inc.
1st Lien Term Loan, 4.90%, (3M LIBOR + 3.25%), 09/10/22 (b)	4,015	4,033
Canyon Cos. SARL
Term Loan B, 0.00%, (1M LIBOR + 3.25%), 06/16/23 (b) (d)	2,000	2,015
CDW LLC
Term Loan B, 3.70%, (1M LIBOR + 2.00%), 08/17/23 (b)	2,756	2,763
Colorado Buyer Inc.
Term Loan B, 4.78%, (1M LIBOR + 3.00%), 03/15/24 (b)	2,918	2,918
CommScope Inc.
Term Loan B-5, 3.65%, (3M LIBOR + 2.00%), 05/27/22 (b)	1,879	1,887
Cvent Inc.
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.75%), 11/30/24 (b)	2,490	2,502
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 4.65%, (1M LIBOR + 3.00%), 03/30/24 (b)	3,260	3,269
Cypress Semiconductor Corp.
Term Loan B, 4.11%, (1M LIBOR + 2.25%), 07/05/21 (b)	1,665	1,676
Dell Inc.
1st Lien Term Loan, 3.65%, (3M LIBOR + 2.00%), 09/07/23 (b)	9,152	9,160
DigiCert Inc.
Term Loan B-1, 6.52%, (3M LIBOR + 4.75%), 09/19/24 (b)	2,260	2,284
DTI Holdco Inc.
Term Loan B, 7.02%, (1M LIBOR + 4.75%), 09/29/23 (b)	2,666	2,669
EVO Payments International LLC
1st Lien Term Loan, 5.64%, (3M LIBOR + 4.00%), 12/08/23 (b)	2,970	2,992
First Data Corp.
Term Loan, 4.12%, (1M LIBOR + 2.25%), 07/08/22 - 04/26/24 (b)	17,226	17,245
Go Daddy Operating Co. LLC
Term Loan A, 3.90%, (3M LIBOR + 2.25%), 02/15/24 (b)	5,205	5,218
GTT Communications Inc.
Term Loan B, 4.94%, (3M LIBOR + 3.25%), 01/15/24 (b)	652	652
Infor US Inc.
Term Loan B-6, 4.44%, (3M LIBOR + 2.75%), 02/07/22 (b)	5,237	5,245
Kronos Inc.
Term Loan B, 4.88%, (3M LIBOR + 3.50%), 11/01/23 (b)	5,544	5,577
M/A-COM Technology Solutions Holdings Inc.
Term Loan, 3.90%, (3M LIBOR + 2.25%), 05/19/24 (b)	975	959
MA FinanceCo LLC
Term Loan B-3, 4.40%, (3M LIBOR + 2.75%), 04/19/24 (b)	845	835
McAfee LLC
Term Loan B, 6.15%, (3M LIBOR + 4.50%), 09/20/24 (b)	4,473	4,515
MH Sub I LLC
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.75%), 08/09/24 (b)	2,700	2,700
Micron Technology Inc.
Term Loan, 3.65%, (3M LIBOR + 2.00%), 04/26/22 (b)	1,379	1,387
NeuStar Inc.
Term Loan B-3, 4.20%, (3M LIBOR + 2.50%), 01/08/20 (b)	651	653
Term Loan B-4, 5.20%, (3M LIBOR + 3.50%), 08/08/24 (b)	1,787	1,792
ON Semiconductor Corp.
1st Lien Term Loan, 3.65%, (3M LIBOR + 2.00%), 03/31/23 (b)	2,830	2,842
Presidio Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 02/02/24 (b) (d)	1,000	1,002

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 02/02/24 (b)	42	42
Term Loan B, 4.45%, (3M LIBOR + 2.75%), 02/02/24 (b)	1,892	1,896
Rackspace Hosting Inc.
Incremental 1st Lien Term Loan, 4.67%, (1M LIBOR + 3.00%), 11/03/23 (b)	9,316	9,277
Riverbed Technology Inc.
Term Loan, 4.90%, (3M LIBOR + 3.25%), 04/22/22 (b)	2,156	2,148
Rovi Solutions Corp.
Term Loan B, 4.15%, (1M LIBOR + 2.50%), 07/02/21 (b)	2,406	2,416
Seattle Spinco Inc.
Term Loan B-3, 4.40%, (3M LIBOR + 2.75%), 04/19/24 (b)	5,705	5,637
Sirius Computer Solutions Inc.
Term Loan, 5.90%, (3M LIBOR + 4.25%), 10/30/22 (b)	1,771	1,786
Skillsoft Corp.
1st Lien Term Loan, 6.40%, (1M LIBOR + 4.75%), 04/22/21 (b)	2,086	2,011
2nd Lien Term Loan, 9.90%, (6M LIBOR + 8.25%), 04/22/22 (b)	549	472
2nd Lien Term Loan, 9.90%, (1M LIBOR + 8.25%), 04/22/22 (b)	451	388
Sophia LP
Term Loan B, 4.94%, (1M LIBOR + 3.25%), 09/30/22 (b)	2,827	2,834
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 0.00%, (3M LIBOR + 2.50%), 02/27/25 (b) (d)	1,811	1,819
SS&C Technologies Inc.
Term Loan B-1, 3.90%, (3M LIBOR + 2.25%), 07/08/22 (b)	2,413	2,425
Term Loan B-2, 3.90%, (3M LIBOR + 2.25%), 07/08/22 (b)	27	28
Term Loan B-3, 0.00%, (3M LIBOR + 2.50%), 02/27/25 (b) (d)	5,076	5,099
SurveyMonkey Inc.
Term Loan, 6.20%, (3M LIBOR + 4.50%), 04/06/24 (b) (g)	2,804	2,783
VF Holding Corp.
Term Loan, 4.90%, (3M LIBOR + 3.25%), 06/30/23 (b)	2,102	2,119
Western Digital Corp.
Term Loan B-3, 3.60%, (3M LIBOR + 2.00%), 04/29/23 (b)	5,401	5,427
WEX Inc.
Term Loan B-2, 3.90%, (3M LIBOR + 2.75%), 06/30/24 (b)	2,653	2,669
		164,787
Materials 10.2%
A. Schulman Inc.
Term Loan B, 4.90%, (3M LIBOR + 3.25%), 05/11/22 (b)	31	31
Term Loan B, 4.97%, (3M LIBOR + 3.25%), 05/11/22 (b)	355	355
Allnex (Luxembourg) & Cy SCA
Term Loan B-2, 5.21%, (3M LIBOR + 3.25%), 06/02/23 (b)	506	509
Allnex USA Inc.
Term Loan B-3, 5.21%, (3M LIBOR + 3.25%), 06/02/23 (b)	381	383
American Builders & Contractors Supply Co. Inc.
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 10/31/23 (b)	2,824	2,828
ASP Chromaflo Dutch I BV
Term Loan B-2, 5.15%, (3M LIBOR + 4.00%), 11/03/23 (b)	126	126
ASP Chromaflo Intermediate Holdings Inc.
Term Loan B-1, 5.15%, (3M LIBOR + 4.00%), 11/03/23 (b)	97	97
Avantor Inc.
1st Lien Term Loan, 5.65%, (3M LIBOR + 4.00%), 09/22/24 (b)	2,484	2,509
	Shares/Par[1]	Value ($)
Berlin Packaging LLC
Term Loan B, 4.90%, (3M LIBOR + 3.25%), 11/22/21 (b)	723	726
Term Loan B, 4.92%, (3M LIBOR + 3.25%), 11/22/21 (b)	2,227	2,236
Term Loan B, 4.95%, (3M LIBOR + 3.25%), 11/22/21 (b)	1,740	1,747
Berry Plastics Group Inc.
Term Loan O, 3.74%, (3M LIBOR + 2.00%), 02/08/20 (b)	3,891	3,906
BWAY Holding Co.
Term Loan B, 4.96%, (3M LIBOR + 3.25%), 04/03/24 (b)	8,724	8,763
Term Loan B, 7.00%, (3M LIBOR + 3.25%), 04/03/24 (b)	22	22
Caraustar Industries Inc.
Term Loan B, 7.19%, (3M LIBOR + 5.50%), 03/09/22 (b)	2,970	2,980
Chemours Co.
Term Loan B, 4.15%, (1M Prime Rate + 1.50%), 05/12/22 (b)	1,928	1,925
Term Loan B, 0.00%, (1M LIBOR + 1.75%), 03/27/25 (b) (d)	710	708
Consolidated Container Co. LLC
1st Lien Term Loan, 4.88%, (1M LIBOR + 3.50%), 05/10/24 (b)	2,640	2,656
1st Lien Term Loan, 4.65%, (1M LIBOR + 3.00%), 05/22/24 (b)	539	542
Cyanco Intermediate Corp.
Term Loan B, 5.67%, (1M LIBOR + 3.50%), 03/07/25 (b)	1,350	1,353
Emerald Performance Materials LLC
1st Lien Term Loan, 5.15%, (1M LIBOR + 3.50%), 07/23/21 (b)	1,632	1,646
Flex Acquisition Co. Inc.
1st Lien Term Loan, 4.69%, (3M LIBOR + 3.00%), 12/15/23 (b)	5,975	6,000
Flint Group US LLC
Term Loan B-8, 4.65%, (1M LIBOR + 3.00%), 09/07/21 (b)	3	2
Term Loan B-8, 4.74%, (1M LIBOR + 3.00%), 09/07/21 (b)	990	930
Gemini HDPE LLC
Term Loan B, 4.28%, (3M LIBOR + 2.50%), 08/04/24 (b)	3,630	3,643
H.B. Fuller Co.
Term Loan B, 4.07%, (3M LIBOR + 2.25%), 10/11/24 (b)	1,990	1,999
Houghton International Inc.
Term Loan B, 4.90%, (1M LIBOR + 3.25%), 12/13/19 (b)	2,179	2,179
2nd Lien Term Loan, 10.15%, (3M LIBOR + 8.50%), 12/20/20 (b)	1,000	1,000
ICSH Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 4.00%), 04/26/24 (b) (g)	1,894	1,891
Delayed Draw Term Loan, 5.15%, (3M LIBOR + 3.50%), 04/26/24 (b) (g)	27	27
Delayed Draw Term Loan, 5.79%, (3M LIBOR + 3.50%), 04/26/24 (b) (g)	90	90
Invictus U.S. LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 02/14/25 (b) (d)	2,250	2,265
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.13%, (3M LIBOR + 4.25%), 06/30/22 (b)	3,642	3,498
Kraton Polymers LLC
Term Loan, 4.21%, (3M LIBOR + 2.50%), 03/03/25 (b)	900	905
MacDermid Inc.
Term Loan B-7, 4.38%, (3M LIBOR + 2.50%), 06/07/20 (b)	1,071	1,074
Term Loan B-6, 4.65%, (3M LIBOR + 3.00%), 06/07/23 (b)	4,299	4,324
Nexeo Solutions LLC
Term Loan, 4.94%, (3M LIBOR + 3.25%), 06/09/23 (b)	1,125	1,136

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Term Loan, 5.02%, (3M LIBOR + 3.25%), 06/09/23 (b)	1,165	1,176
Term Loan, 5.23%, (3M LIBOR + 3.25%), 06/09/23 (b)	1,149	1,160
OCI Beaumont LLC
Term Loan, 0.00%, (3M LIBOR + 4.25%), 02/14/25 (b) (d)	1,800	1,808
Onex TSG Holdings II Corp.
1st Lien Term Loan, 5.65%, (3M LIBOR + 4.00%), 07/31/22 (b)	1,734	1,685
PQ Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 02/08/25 (b) (d)	1,000	1,004
Term Loan B, 4.29%, (3M LIBOR + 2.50%), 02/08/25 (b)	2,244	2,252
Prince Minerals Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 03/20/25 (b) (d)	1,350	1,358
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.75%), 03/22/26 (b) (d) (g)	250	250
Pro Mach Group Inc.
Term Loan B, 5.03%, (3M LIBOR + 3.00%), 03/07/25 (b)	2,800	2,802
Proampac PG Borrower LLC
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.50%), 11/18/23 (b)	528	531
1st Lien Term Loan, 5.22%, (3M LIBOR + 3.50%), 11/18/23 (b)	201	202
1st Lien Term Loan, 5.35%, (3M LIBOR + 3.50%), 11/18/23 (b)	1,732	1,743
Quikrete Holdings Inc.
1st Lien Term Loan, 4.40%, (3M LIBOR + 2.75%), 11/03/23 (b)	9,202	9,237
Reynolds Group Holdings Inc.
Term Loan, 4.40%, (3M LIBOR + 2.75%), 02/05/23 (b)	13,471	13,534
SIG Combibloc US Acquisition Inc.
Term Loan, 4.32%, (1M LIBOR + 3.00%), 02/03/22 (b)	5,612	5,640
Signode Industrial Group US Inc.
Term Loan B, 4.40%, (3M LIBOR + 2.75%), 05/08/21 (b)	3,333	3,328
Term Loan B, 4.44%, (3M Prime Rate + 1.75%), 05/08/21 (b)	3,174	3,170
Solenis International LP
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 07/02/21 - 07/31/21 (b)	3,233	3,223
Tank Holding Corp.
Term Loan B, 5.19%, (3M LIBOR + 3.50%), 03/16/22 (b)	793	797
Term Loan B, 5.20%, (3M LIBOR + 3.50%), 03/22/22 (b)	73	73
Tekni-Plex Inc.
Term Loan B-1, 4.90%, (3M LIBOR + 3.25%), 10/05/24 (b)	1,825	1,832
TricorBraun Holdings Inc.
1st Lien Term Loan, 5.44%, (3M LIBOR + 3.75%), 11/29/23 (b)	3,240	3,255
1st Lien Delayed Draw Term Loan, 5.97%, (3M LIBOR + 3.75%), 11/30/23 (b)	326	327
1st Lien Delayed Draw Term Loan, 7.50%, (3M Prime Rate + 2.75%), 11/30/23 (b)	1	1
Trinseo Materials Operating SCA
Term Loan, 4.15%, (3M LIBOR + 2.50%), 08/17/24 (b)	3,134	3,145
Tronox Blocked Borrower LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/15/24 (b) (d)	302	305
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 09/15/24 (b)	1,090	1,099
Tronox Finance LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/11/24 (b) (d)	698	704
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 09/11/24 (b)	2,514	2,536
Univar Inc.
Term Loan B, 4.38%, (3M LIBOR + 2.50%), 07/01/24 (b)	8,681	8,736
	Shares/Par[1]	Value ($)
Venator Materials Corp.
Term Loan B, 4.65%, (1M LIBOR + 3.00%), 06/28/24 (b)	1,493	1,500
Wilsonart LLC
Term Loan B, 4.95%, (3M LIBOR + 3.25%), 12/19/23 (b)	7,802	7,837
Zep Inc.
1st Lien Term Loan, 5.77%, (3M LIBOR + 4.00%), 08/11/24 (b)	796	800
		154,061
Real Estate 1.3%
Capital Automotive LP
1st Lien Term Loan, 4.15%, (1M LIBOR + 2.50%), 03/21/24 (b)	5,785	5,800
2nd Lien Term Loan, 7.88%, (3M LIBOR + 6.00%), 03/21/25 (b)	4,301	4,336
Communications Sales & Leasing Inc.
Term Loan B, 4.65%, (1M LIBOR + 3.00%), 10/24/22 (b)	5,579	5,381
MGM Growth Properies Operating Partnership LP
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 04/25/25 (b) (d)	551	552
VICI Properties 1 LLC
Term Loan B, 3.85%, (3M LIBOR + 2.25%), 12/13/24 (b)	2,864	2,871
		18,940
Telecommunication Services 5.0%
CenturyLink Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 01/15/25 (b)	5,383	5,289
Cogeco Communications (USA) II LP
1st Lien Term Loan, 4.02%, (1M LIBOR + 2.38%), 08/11/24 (b)	3,200	3,202
Consolidated Communications Inc.
Term Loan B, 4.65%, (1M LIBOR + 3.00%), 09/29/23 (b)	3,555	3,503
Frontier Communications Corp.
Term Loan B-1, 5.63%, (3M LIBOR + 3.75%), 05/31/24 (b)	2,084	2,054
Global Tel*Link Corp.
1st Lien Term Loan, 5.69%, (3M LIBOR + 4.00%), 05/20/20 (b)	1,115	1,121
2nd Lien Term Loan, 9.94%, (3M LIBOR + 7.75%), 11/20/20 (b)	1,000	999
Hargray Communications Group Inc.
Term Loan B, 4.65%, (3M LIBOR + 3.00%), 03/23/24 (b)	1,449	1,452
Intelsat Jackson Holdings SA
Term Loan B-3, 5.71%, (3M LIBOR + 3.75%), 11/27/23 (b)	9,628	9,628
MacDonald Dettwiler & Associates Ltd.
Term Loan B, 4.44%, (3M LIBOR + 2.75%), 07/07/24 (b)	4,239	4,241
MTN Infrastructure TopCo Inc.
Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/27/24 (b) (d)	463	464
1st Lien Term Loan B, 4.98%, (3M LIBOR + 3.25%), 10/27/24 (b)	2,472	2,490
Radiate Holdco LLC
Term Loan, 4.65%, (3M LIBOR + 3.00%), 02/01/24 (b)	6,454	6,413
SBA Senior Finance II LLC
Term Loan B-1, 3.90%, (3M LIBOR + 2.25%), 03/24/21 (b)	2,009	2,013
Securus Technologies Holdings Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 4.50%), 06/20/24 (b)	2,963	2,994
Sprint Communications Inc.
1st Lien Term Loan B, 4.44%, (3M LIBOR + 2.50%), 02/01/24 (b)	5,495	5,492
Telesat Canada
Term Loan B-4, 4.70%, (3M LIBOR + 3.00%), 11/17/23 (b)	6,751	6,771
Virgin Media Bristol LLC
Term Loan, 4.28%, (3M LIBOR + 2.50%), 02/10/26 (b)	6,640	6,673

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Windstream Services LLC
Term Loan B-6, 5.81%, (3M LIBOR + 4.00%), 03/29/21 (b)	3,501	3,358
Term Loan B-7, 5.06%, (3M LIBOR + 3.25%), 02/08/24 (b)	1,481	1,321
Ziggo Secured Finance Partnership
Term Loan E, 4.28%, (3M LIBOR + 2.50%), 04/15/25 (b)	6,000	5,954
		75,432
Utilities 1.3%
Calpine Construction Finance Co. LP
Term Loan B, 4.15%, (3M LIBOR + 2.50%), 01/15/25 (b)	1,226	1,229
Calpine Corp.
Term Loan B-5, 4.20%, (3M LIBOR + 2.50%), 05/23/22 (b)	4,488	4,499
Term Loan B-6, 4.20%, (3M LIBOR + 2.50%), 01/15/23 (b)	782	785
Dayton Power & Light Co.
Term Loan B, 3.65%, (1M LIBOR + 3.25%), 08/18/22 (b)	889	892
Dynegy Inc.
Term Loan C-2, 4.60%, (1M LIBOR + 2.75%), 02/07/24 (b)	3,521	3,541
NRG Energy Inc.
Term Loan, 0.00%, (3M LIBOR + 1.75%), 06/30/23 (b) (d)	4,500	4,505
Talen Energy Supply LLC
Term Loan B-2, 5.65%, (3M LIBOR + 4.00%), 04/07/24 (b)	1,976	1,938
Vistra Operations Co. LLC
Term Loan B-2, 4.06%, (3M LIBOR + 2.75%), 12/14/23 (b)	1,185	1,192
Term Loan B-2, 4.13%, (3M LIBOR + 2.75%), 08/03/24 (b)	375	377
		18,958
Total Senior Loan Interests (cost $1,424,149)		1,413,550
PREFERRED STOCKS 0.0%
Energy 0.0%
Vantage Drilling International (e) (h)	3	673
Total Preferred Stocks (cost $303)		673
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Litigation Stub - Class A (e) (i)	2	2
Paragon Offshore Litigation Stub - Class B (e) (i)	1	32
Paragon Offshore Ltd. Escrow (e) (g) (i)	10	—
Total Other Equity Interests (cost $17)		34
COMMON STOCKS 0.2%
Consumer Discretionary 0.0%
Caesars Entertainment Corp. (e)	28	309
Energy 0.1%
Alpha Natural Resources Holdings Inc. (e)	6	146
Ocean Rig UDW Inc. (e)	40	1,009
		1,155
Financials 0.1%
AFG Holdings Inc. (e) (g)	39	1,254
	Shares/Par[1]	Value ($)
Materials 0.0%
ANR Inc. - Class C-1 (e)	23	548
Total Common Stocks (cost $4,605)		3,266
WARRANTS 0.0%
AFG Holdings Inc. (e) (g)	5	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 6.1%
Investment Companies 6.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (j) (k)	91,993	91,993
Total Short Term Investments (cost $91,993)		91,993
Total Investments 104.6% (cost $1,585,515)		1,573,771
Other Derivative Instruments (0.0)%		(29)
Other Assets and Liabilities, Net (4.6)%		(69,159)
Total Net Assets 100.0%		1,504,583

(a) The Fund had an unfunded commitment at March 31, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $24,795 and 1.6%, respectively.

(d) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(e) Non-income producing security.

(f) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Convertible security.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Allied Universal Holdco LLC Delayed Draw Term Loan	896	(5)
ICSH Inc. Delayed Draw Term Loan*	109	—
Mavis Tire Express Services Corp. Delayed Draw Term Loan*	124	1
Spectrum Holdings III Corp. Delayed Draw Term Loan	225	1
	1,354	(3)

* Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	(5)	June 2018	(712)	(4)	(20)
U.S. Treasury Note, 10-Year	(78)	June 2018	(9,344)	(18)	(105)
U.S. Treasury Note, 5-Year	(62)	June 2018	(7,068)	(7)	(29)
				(29)	(154)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.6%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	7,138	7,313
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	1,154	1,190
Series 2012-B-2, 5.50%, 10/29/20	1,386	1,419
Hawaiian Airlines Pass-Through Certificates
Series 2013-B-1, 4.95%, 01/15/22	4,158	4,220
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,836)		14,142
CORPORATE BONDS AND NOTES 84.2%
Consumer Discretionary 18.7%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (a)	16,116	15,346
24 Hour Holdings III LLC
8.00%, 06/01/22 (a) (b)	4,000	3,979
Altice SA
7.63%, 02/15/25 (a) (b)	12,000	10,255
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (b)	7,074	6,968
AMC Entertainment Inc.
5.75%, 06/15/25 (b)	2,079	2,048
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (b)	2,500	2,494
6.50%, 04/01/27 (b)	2,000	1,997
American Greetings Corp.
7.88%, 02/15/25 (a)	6,441	6,525
ARAMARK Services Inc.
5.13%, 01/15/24 (b)	849	866
4.75%, 06/01/26	4,571	4,420
5.00%, 02/01/28 (a)	1,896	1,854
Beazer Homes USA Inc.
8.75%, 03/15/22	2,772	2,985
CCO Holdings LLC
5.13%, 02/15/23	5,000	5,028
5.38%, 05/01/25 (a)	8,000	7,885
5.13%, 05/01/27 (a)	16,774	15,900
5.88%, 05/01/27 (a)	6,000	5,973
Churchill Downs Inc.
4.75%, 01/15/28 (a)	6,223	5,876
CSC Holdings LLC
5.50%, 04/15/27 (a)	4,267	4,083
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (a)	3,189	3,055
DISH DBS Corp.
5.13%, 05/01/20	3,000	3,000
5.00%, 03/15/23 (b)	7,000	6,318
7.75%, 07/01/26	3,000	2,819
Gannett Co. Inc.
4.88%, 09/15/21 (a)	990	1,000
5.50%, 09/15/24 (a)	3,000	3,063
Gibson Brands Inc.
8.88%, 08/01/18 (a) (b)	12,000	9,600
GLP Capital LP
5.38%, 04/15/26	4,470	4,551
Golden Nugget Inc.
6.75%, 10/15/24 (a)	5,000	5,028
8.75%, 10/01/25 (a)	4,000	4,163
Goodyear Tire & Rubber Co.
5.00%, 05/31/26	789	767
4.88%, 03/15/27 (b)	2,513	2,412
Hanesbrands Inc.
4.63%, 05/15/24 (a)	3,000	2,944
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	10,222	9,911
Hilton Worldwide Finance LLC
4.88%, 04/01/27	3,267	3,230
iHeartCommunications Inc.
0.00%, 03/01/21 (a) (b) (c) (d)	5,000	3,921
0.00%, 03/01/21 (c) (d)	8,000	6,290
JC Penney Corp. Inc.
5.88%, 07/01/23 (a) (b)	3,059	2,932
	Shares/Par[1]	Value ($)
Jo-Ann Stores Holdings Inc.
10.50%, 10/15/19 (a) (b) (e)	4,816	4,823
KB Home
7.63%, 05/15/23	7,000	7,701
KFC Holding Co.
5.25%, 06/01/26 (a)	1,827	1,820
4.75%, 06/01/27 (a)	5,872	5,659
L Brands Inc.
5.25%, 02/01/28 (b)	8,000	7,511
Lennar Corp.
4.13%, 01/15/22	2,000	1,970
LG FinanceCo Corp.
5.88%, 11/01/24 (f) (g)	7,000	7,290
Live Nation Entertainment Inc.
5.38%, 06/15/22 (a)	2,425	2,478
4.88%, 11/01/24 (a)	7,042	6,865
5.63%, 03/15/26 (a)	2,753	2,787
M/I Homes Inc.
6.75%, 01/15/21	8,000	8,243
Mattamy Group Corp.
6.50%, 10/01/25 (a)	725	733
MDC Partners Inc.
6.50%, 05/01/24 (a)	7,046	6,904
Men's Wearhouse Inc.
7.00%, 07/01/22 (b)	5,000	5,142
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (b) (f) (g)	6,000	5,969
National Football League Inc.
3.31%, 10/05/27 (h)	3,200	3,092
3.38%, 10/05/27 (h)	1,800	1,749
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (i)	7,626	7,912
NCL Corp. Ltd.
4.75%, 12/15/21 (a)	4,027	4,069
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (a) (b)	2,750	1,740
Nemak SAB de CV
4.75%, 01/23/25 (f)	8,781	8,705
Netflix Inc.
5.75%, 03/01/24	5,000	5,203
New Cotai LLC
10.63%, 05/01/19 (a) (b) (e)	12,154	11,945
Numericable - SFR SA
7.38%, 05/01/26 (a)	9,589	9,129
Numericable Group SA
6.25%, 05/15/24	3,000	2,828
Performance Food Group Inc.
5.50%, 06/01/24 (a)	825	830
PetSmart Inc.
8.88%, 06/01/25 (a) (b)	8,000	4,546
Sally Holdings LLC
5.63%, 12/01/25 (b)	9,085	8,991
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (e) (f) (g)	1,600	1,573
5.25%, 09/15/23 (a) (e)	1,142	1,108
5.50%, 09/15/26 (e) (f) (g)	3,000	2,894
Scientific Games International Inc.
6.63%, 05/15/21	3,350	3,432
10.00%, 12/01/22	3,000	3,236
5.00%, 10/15/25 (a)	11,919	11,658
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (a)	2,135	2,135
Sinclair Television Group Inc.
5.88%, 03/15/26 (a)	2,000	1,981
5.13%, 02/15/27 (a) (b)	3,500	3,270
Sirius XM Radio Inc.
5.38%, 07/15/26 (a)	9,000	8,888
5.00%, 08/01/27 (f) (g)	4,000	3,763
Sotheby's
4.88%, 12/15/25 (a)	10,000	9,399
Springs Industries Inc.
6.25%, 06/01/21	2,353	2,389
Station Casinos LLC
5.00%, 10/01/25 (a)	5,000	4,752

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (a)	8,000	8,152
Univision Communications Inc.
5.13%, 05/15/23 - 02/15/25 (a)	8,263	7,761
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	5,965	5,666
Wolverine World Wide Inc.
5.00%, 09/01/26 (a)	2,571	2,522
Wyndham Worldwide Corp.
5.10%, 10/01/25 (b) (j)	2,781	2,879
Wynn Las Vegas LLC
5.25%, 05/15/27 (a)	3,000	2,945
		416,523
Consumer Staples 4.7%
Anheuser-Busch InBev Worldwide Inc.
4.75%, 04/15/58	6,000	6,141
BAT Capital Corp.
3.56%, 08/15/27 (a)	6,088	5,837
4.39%, 08/15/37 (a)	8,000	7,946
4.54%, 08/15/47 (a)	8,000	7,913
Chobani LLC
7.50%, 04/15/25 (a)	3,944	4,065
Cott Holdings Inc.
5.50%, 04/01/25 (f) (g)	3,452	3,410
Coty Inc.
6.50%, 04/15/26 (f) (g)	6,000	6,008
CVS Health Corp.
4.30%, 03/25/28	8,000	8,041
4.78%, 03/25/38	3,753	3,799
5.05%, 03/25/48	5,737	6,026
Hearthside Group Holdings LLC
6.50%, 05/01/22 (a)	8,517	8,523
High Ridge Brands Co.
8.88%, 03/15/25 (a)	2,995	2,659
JBS Investments GmbH
7.25%, 04/03/24 (a) (b)	10,250	10,158
JBS USA Lux SA
6.75%, 02/15/28 (a)	3,613	3,468
Minerva Luxembourg SA
5.88%, 01/19/28 (f) (g)	5,081	4,615
Post Holdings Inc.
5.00%, 08/15/26 (a)	5,975	5,651
5.63%, 01/15/28 (a)	5,974	5,712
Spectrum Brands Inc.
5.75%, 07/15/25	4,762	4,868
		104,840
Energy 13.3%
Alta Mesa Holdings LP
7.88%, 12/15/24 (b)	5,000	5,223
American Energy - Woodford LLC
9.00%, 09/15/22 (f) (g) (h)	5,000	2,150
Andeavor Logistics LP
4.25%, 12/01/27	1,938	1,892
5.20%, 12/01/47	2,125	2,089
Antero Resources Corp.
5.00%, 03/01/25 (b)	3,000	3,016
Bill Barrett Corp.
8.75%, 06/15/25	6,000	6,483
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (b)	2,399	2,438
8.25%, 07/15/25	2,612	2,743
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	7,065	7,389
5.13%, 06/30/27	13,170	13,096
Cheniere Energy Partners LP
5.25%, 10/01/25 (a)	7,000	6,903
Chesapeake Energy Corp.
8.00%, 12/15/22 (a) (b)	2,758	2,921
CITGO Holding Inc.
10.75%, 02/15/20 (a) (b)	4,000	4,236
CNX Midstream Partners LP
6.50%, 03/15/26 (a)	3,487	3,438
Continental Resources Inc.
4.50%, 04/15/23	6,000	6,077
	Shares/Par[1]	Value ($)
3.80%, 06/01/24	2,000	1,928
4.38%, 01/15/28 (a)	3,000	2,928
CrownRock LP
5.63%, 10/15/25 (f) (g)	6,000	5,956
Diamondback Energy Inc.
5.38%, 05/31/25 (b)	3,000	3,044
Endeavor Energy Resources LP
5.50%, 01/30/26 (a) (b)	904	900
5.75%, 01/30/28 (a)	904	898
Energy Transfer Equity LP
4.25%, 03/15/23	7,424	7,202
5.50%, 06/01/27 (b)	6,000	5,999
Energy Transfer Partners LP
5.88%, 01/15/24	3,500	3,613
EP Energy LLC
8.00%, 02/15/25 (a)	11,667	7,790
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (a)	5,000	5,233
Gulfport Energy Corp.
6.38%, 05/15/25	4,000	3,852
Hess Infrastructure Partners LP
5.63%, 02/15/26 (a)	4,364	4,299
HollyFrontier Corp.
5.88%, 04/01/26	5,882	6,337
Ithaca Energy Inc.
8.13%, 07/01/19 (a)	3,000	3,005
Jones Energy Holdings LLC
6.75%, 04/01/22 (b)	2,000	1,117
9.25%, 03/15/23	4,276	2,395
9.25%, 03/15/23 (a)	8,000	7,619
MEG Energy Corp.
6.38%, 01/30/23 (a)	5,000	4,183
7.00%, 03/31/24 (a)	3,000	2,484
6.50%, 01/15/25 (a) (b)	1,859	1,803
Nabors Industries Inc.
5.50%, 01/15/23 (b)	8,000	7,803
5.75%, 02/01/25 (a)	4,990	4,698
Parsley Energy LLC
5.25%, 08/15/25 (a)	7,500	7,430
Patterson-UTI Energy Inc.
3.95%, 02/01/28	2,482	2,397
PBF Logistics LP
6.88%, 05/15/23 (b)	5,172	5,243
6.88%, 05/15/23 (f) (g)	2,400	2,430
PDC Energy Inc.
5.75%, 05/15/26 (a)	4,510	4,447
Precision Drilling Corp.
5.25%, 11/15/24 (b)	4,000	3,751
7.13%, 01/15/26 (a) (b)	7,206	7,180
Rowan Cos. Inc.
4.88%, 06/01/22	5,000	4,559
7.38%, 06/15/25	2,500	2,342
SESI LLC
7.13%, 12/15/21	4,000	4,080
SM Energy Co.
6.50%, 01/01/23 (b)	2,000	1,991
5.00%, 01/15/24	7,000	6,505
Southwestern Energy Co.
6.70%, 01/23/25 (j)	2,500	2,427
7.50%, 04/01/26	5,000	5,060
SRC Energy Inc.
6.25%, 12/01/25 (a)	5,565	5,606
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (i)	12,000	12,224
Tesoro Logistics LP
6.25%, 10/15/22	2,236	2,328
Transocean Inc.
7.50%, 01/15/26 (a)	3,713	3,658
7.50%, 04/15/31 (b)	3,000	2,648
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	10,800	11,017
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	4,000	3,739
USA Compression Partners LP
6.88%, 04/01/26 (a)	3,803	3,863

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Weatherford International Ltd.
9.88%, 02/15/24 (b)	5,000	4,560
6.50%, 08/01/36	2,000	1,437
Western Gas Partners LP
4.50%, 03/01/28	4,000	4,015
5.30%, 03/01/48	4,000	3,981
Whiting Petroleum Corp.
6.63%, 01/15/26 (a) (b)	2,460	2,479
WildHorse Resource Development Corp.
6.88%, 02/01/25	8,857	8,912
		295,489
Financials 9.8%
Acrisure LLC
7.00%, 11/15/25 (f) (g)	9,214	8,846
Ally Financial Inc.
3.75%, 11/18/19	3,000	3,015
4.13%, 02/13/22	3,000	2,989
4.63%, 05/19/22	5,000	5,069
5.75%, 11/20/25 (b)	5,000	5,157
Altice Financing SA
6.63%, 02/15/23 (a)	10,000	9,900
AssuredPartners Inc.
7.00%, 08/15/25 (a)	2,817	2,790
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (i)	12,000	12,078
BNP Paribas SA
3.50%, 03/01/23 (a)	10,112	10,031
CIT Group Inc.
5.25%, 03/07/25	743	760
6.13%, 03/09/28	784	817
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (i)	8,501	8,759
CNH Industrial Capital LLC
3.88%, 10/15/21	6,000	6,004
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (i)	3,520	3,612
Dana Financing Luxembourg SARL
6.50%, 06/01/26 (f) (g)	6,000	6,248
Diamond 1 Finance Corp.
5.88%, 06/15/21 (a)	4,272	4,386
7.13%, 06/15/24 (a)	6,728	7,183
Eagle Holding Co. II LLC
8.38%, 05/15/22 (a) (e)	2,103	2,122
Hexion US Finance Corp.
6.63%, 04/15/20	5,000	4,667
Icahn Enterprises LP
6.38%, 12/15/25 (b)	11,956	12,024
Jack Ohio Finance LLC
10.25%, 11/15/22 (a)	5,000	5,472
James Hardie International Finance DAC
4.75%, 01/15/25 (a)	941	923
5.00%, 01/15/28 (a)	1,732	1,683
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (i)	10,000	10,270
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	2,953
5.38%, 05/01/25	5,000	4,848
5.25%, 03/15/26	8,000	7,547
Lincoln National Corp.
3.80%, 03/01/28	1,006	997
4.35%, 03/01/48	1,670	1,646
Morgan Stanley
3.77%, 01/24/29	6,887	6,767
Navient Corp.
6.13%, 03/25/24 (b)	6,433	6,430
Nexstar Escrow Corp.
5.63%, 08/01/24 (a)	3,000	2,939
Nordic Aviation Capital A/S
4.61%, 02/22/23 (h)	4,000	3,896
4.84%, 02/22/25 (h)	4,000	3,930
5.02%, 02/22/28 (h)	4,000	3,874
SLM Corp.
5.50%, 01/25/23	4,000	3,935
	Shares/Par[1]	Value ($)
Stena International SA
5.75%, 03/01/24 (a)	4,156	3,884
Toll Brothers Finance Corp.
4.88%, 03/15/27	8,019	7,844
UBS Group Funding Switzerland AG
4.25%, 03/23/28 (a)	5,158	5,189
Vertiv Intermediate Holding Corp.
13.00%, 02/15/22 (a) (e)	8,500	8,925
Washington Mutual Bank
0.00%, 06/15/11 (c) (d)	1,500	—
ZF North America Capital Inc.
4.75%, 04/29/25 (a)	2,722	2,759
Ziggo Bond Finance BV
6.00%, 01/15/27 (a)	6,000	5,601
		218,769
Health Care 9.6%
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (a)	1,029	1,003
Centene Corp.
4.75%, 05/15/22	5,857	5,931
6.13%, 02/15/24	2,605	2,711
4.75%, 01/15/25	3,146	3,070
Charles River Laboratories International Inc.
5.50%, 04/01/26 (f) (g)	3,684	3,742
Community Health Systems Inc.
8.00%, 11/15/19 (b)	5,000	4,507
6.88%, 02/01/22 (b)	6,000	3,473
6.25%, 03/31/23	4,946	4,551
Crimson Merger Sub Inc.
6.63%, 05/15/22 (a) (b)	10,000	9,851
Endo Finance LLC
5.38%, 01/15/23 (a)	4,947	3,745
HCA Inc.
3.75%, 03/15/19	3,115	3,124
4.25%, 10/15/19	2,142	2,160
6.50%, 02/15/20	1,858	1,949
5.88%, 03/15/22	9,739	10,262
5.38%, 02/01/25	14,000	14,035
5.25%, 06/15/26	2,273	2,302
4.50%, 02/15/27	8,000	7,717
5.50%, 06/15/47	3,871	3,731
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (a)	2,583	2,560
Hologic Inc.
4.38%, 10/15/25 (a)	5,634	5,450
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (a)	1,710	1,817
Kindred Healthcare Inc.
8.00%, 01/15/20	5,000	5,306
8.75%, 01/15/23	3,000	3,173
Mallinckrodt International Finance SA
5.75%, 08/01/22 (a) (b)	9,653	8,374
MEDNAX Inc.
5.25%, 12/01/23 (a)	2,811	2,824
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	4,917	5,082
Mylan Inc.
4.55%, 04/15/28 (f)	3,729	3,740
5.20%, 04/15/48 (f)	6,000	6,050
Prestige Brands Inc.
6.38%, 03/01/24 (a)	859	881
Tenet Healthcare Corp.
4.50%, 04/01/21	4,800	4,759
8.13%, 04/01/22	7,500	7,819
6.75%, 06/15/23 (b)	7,500	7,351
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (a) (b)	8,141	6,987
THC Escrow Corp. III
5.13%, 05/01/25 (a)	8,000	7,681
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (a)	4,624	4,658
6.75%, 08/15/21 (a)	376	377
6.50%, 03/15/22 (a)	975	1,008
5.88%, 05/15/23 (a)	4,495	3,971

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
7.00%, 03/15/24 (a)	2,924	3,048
6.13%, 04/15/25 (a)	3,402	2,931
5.50%, 03/01/23 - 11/01/25 (a)	22,519	20,205
WellCare Health Plans Inc.
5.25%, 04/01/25	10,174	10,226
		214,142
Industrials 6.9%
ACCO Brands Corp.
5.25%, 12/15/24 (a)	2,278	2,296
Advanced Disposal Services Inc.
5.63%, 11/15/24 (a)	5,000	5,050
AECOM
5.13%, 03/15/27	6,204	5,984
Aircastle Ltd.
5.00%, 04/01/23	6,360	6,547
4.13%, 05/01/24	6,931	6,821
Allison Transmission Inc.
5.00%, 10/01/24 (a)	4,000	3,965
ARD Securities Finance SARL
8.75%, 01/31/23 (a) (e)	2,000	2,104
Ashtead Capital Inc.
4.13%, 08/15/25 (a)	1,745	1,675
4.38%, 08/15/27 (a)	1,745	1,658
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (a)	2,740	2,940
Bombardier Inc.
5.75%, 03/15/22 (a)	4,801	4,753
6.00%, 10/15/22 (a)	4,000	3,959
6.13%, 01/15/23 (a)	1,872	1,867
7.50%, 12/01/24 (a)	8,719	9,021
Builders FirstSource Inc.
5.63%, 09/01/24 (f) (g)	1,358	1,364
CNH Industrial NV
4.50%, 08/15/23	7,000	7,169
GFL Environmental Inc.
9.88%, 02/01/21 (a)	3,471	3,661
Global Ship Lease Inc.
9.88%, 11/15/22 (a)	2,743	2,755
Hertz Corp.
7.63%, 06/01/22 (a)	3,000	3,049
5.50%, 10/15/24 (a) (b)	4,727	4,015
Meritor Inc.
6.25%, 02/15/24	5,000	5,183
Multi-Color Corp.
4.88%, 11/01/25 (a)	3,111	2,921
Navistar International Corp.
6.63%, 11/01/25 (a)	8,406	8,411
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (a)	7,000	6,623
Prime Security Services Borrower LLC
9.25%, 05/15/23 (a)	4,225	4,579
Sensata Technologies Finance Co. Plc
6.25%, 02/15/26 (a)	3,000	3,151
Standard Industries Inc.
4.75%, 01/15/28 (a)	12,000	11,265
Tempo Acquisition LLC
6.75%, 06/01/25 (a)	3,642	3,636
Terex Corp.
5.63%, 02/01/25 (f) (g)	6,000	5,998
United Rentals North America Inc.
5.50%, 05/15/27	3,256	3,297
4.88%, 01/15/28	16,008	15,413
Waste Pro USA Inc.
5.50%, 02/15/26 (a)	972	960
Waterjet Holdings Inc.
7.63%, 02/01/20 (a)	2,547	2,598
		154,688
Information Technology 2.2%
First Data Corp.
5.00%, 01/15/24 (a)	7,000	7,000
IMS Health Inc.
5.00%, 10/15/26 (a)	2,375	2,365
Micron Technology Inc.
5.63%, 01/15/26 (a)	5,000	5,175
	Shares/Par[1]	Value ($)
NXP BV
4.13%, 06/01/21	4,000	4,047
3.88%, 09/01/22 (a)	5,000	4,956
5.75%, 03/15/23	1,565	1,608
Radiate Holdco LLC
6.88%, 02/15/23 (a)	4,000	3,860
Sanmina Corp.
4.38%, 06/01/19 (f) (g)	8,397	8,471
Sensata Technologies BV
5.63%, 11/01/24 (a)	1,364	1,426
SS&C Technologies Holdings Inc.
5.88%, 07/15/23	2,787	2,936
Western Digital Corp.
4.75%, 02/15/26	7,467	7,455
		49,299
Materials 8.8%
Anglo American Capital Plc
4.13%, 09/27/22 (f) (g)	4,601	4,646
4.88%, 05/14/25 (a)	1,399	1,436
4.75%, 04/10/27 (a)	6,000	6,065
4.50%, 03/15/28 (a)	6,807	6,793
ARD Finance SA
7.88%, 09/15/23 (e)	3,000	3,112
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (a)	8,000	8,024
Berry Global Inc.
4.50%, 02/15/26 (a)	7,339	6,956
Berry Plastics Corp.
5.13%, 07/15/23	4,000	4,044
BMC East LLC
5.50%, 10/01/24 (a)	939	939
Building Materials Corp. of America
6.00%, 10/15/25 (a)	545	559
BWAY Holding Co.
5.50%, 04/15/24 (a)	5,000	5,029
7.25%, 04/15/25 (a)	7,000	7,154
Cemex SAB de CV
5.70%, 01/11/25 (a) (b)	8,000	8,221
Chemours Co.
5.38%, 05/15/27	3,000	3,006
Crown Americas LLC
4.75%, 02/01/26 (a)	2,894	2,793
Eldorado Gold Corp.
6.13%, 12/15/20 (f) (g)	8,400	8,001
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (a)	5,379	5,358
5.13%, 03/15/23 - 05/15/24 (a) (b)	9,784	9,706
Freeport-McMoRan Inc.
3.10%, 03/15/20	8,000	7,917
3.55%, 03/01/22	4,000	3,867
3.88%, 03/15/23	2,640	2,549
4.55%, 11/14/24 (b)	5,695	5,584
5.40%, 11/14/34 (b)	8,000	7,619
FXI Holdings Inc.
7.88%, 11/01/24 (a)	9,000	8,802
Hexion Inc.
10.38%, 02/01/22 (a)	2,300	2,225
Koppers Inc.
6.00%, 02/15/25 (a)	1,614	1,649
NOVA Chemicals Corp.
5.25%, 06/01/27 (a)	5,314	5,052
Olin Corp.
5.13%, 09/15/27	6,000	5,914
5.00%, 02/01/30	2,304	2,206
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (a)	2,000	2,014
Rain CII Carbon LLC
7.25%, 04/01/25 (a)	7,000	7,403
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (a)	6,614	6,676
Signode Industrial Group Lux SA
6.38%, 05/01/22 (a)	4,000	4,130
Silgan Holdings Inc.
4.75%, 03/15/25	6,596	6,399

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
St. Marys Cement Inc.
5.75%, 01/28/27 (a)	6,000	6,186
Teck Resources Ltd.
3.75%, 02/01/23	5,000	4,806
8.50%, 06/01/24 (a)	704	782
Trinseo Materials Operating SCA
5.38%, 09/01/25 (a)	5,352	5,276
Vale Overseas Ltd.
6.25%, 08/10/26	6,000	6,709
		195,607
Real Estate 1.5%
AvalonBay Communities Inc.
2.90%, 10/15/26	1,823	1,715
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (a) (b)	6,500	5,886
CyrusOne LP
5.38%, 03/15/27	716	715
Equinix Inc.
5.38%, 05/15/27	8,387	8,513
ESH Hospitality Inc.
5.25%, 05/01/25 (a)	8,419	8,184
Hospitality Properties Trust
4.95%, 02/15/27	2,060	2,107
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	1,677	1,733
4.50%, 09/01/26	4,444	4,260
		33,113
Telecommunication Services 6.9%
CB Escrow Corp.
8.00%, 10/15/25 (a)	8,000	7,454
CenturyLink Inc.
7.50%, 04/01/24 (b)	1,979	1,994
5.63%, 04/01/25 (b)	10,000	9,028
Cincinnati Bell Inc.
7.00%, 07/15/24 (a)	4,000	3,600
CommScope Technologies LLC
5.00%, 03/15/27 (a)	6,000	5,705
Frontier Communications Corp.
11.00%, 09/15/25 (b)	9,000	6,752
8.50%, 04/01/26 (a) (b)	3,502	3,391
7.88%, 01/15/27	2,000	1,060
9.00%, 08/15/31 (b)	3,000	1,822
Hughes Satellite Systems Corp.
5.25%, 08/01/26	2,896	2,835
6.63%, 08/01/26	2,896	2,896
Intelsat Jackson Holdings SA
7.50%, 04/01/21	3,000	2,715
5.50%, 08/01/23	8,000	6,478
9.75%, 07/15/25 (a)	6,956	6,487
Level 3 Communications Inc.
5.75%, 12/01/22	5,000	4,995
Neptune Finco Corp.
10.88%, 10/15/25 (a) (b)	5,044	5,930
Radiate Holdco LLC
6.63%, 02/15/25 (a) (b)	2,461	2,277
Sable International Finance Ltd.
6.88%, 08/01/22 (a)	2,667	2,816
Sprint Capital Corp.
6.88%, 11/15/28	6,000	5,597
Sprint Corp.
7.13%, 06/15/24	15,000	14,631
7.63%, 02/15/25 (b)	3,000	2,948
Sprint Nextel Corp.
7.00%, 03/01/20 (a)	4,000	4,200
6.00%, 11/15/22	5,000	4,921
Telecom Italia Capital SA
6.38%, 11/15/33	1,786	1,945
6.00%, 09/30/34	3,214	3,355
Telesat Canada
8.88%, 11/15/24 (a)	5,591	6,136
T-Mobile USA Inc.
4.00%, 04/15/22	2,000	1,989
6.84%, 04/28/23	654	678
6.50%, 01/15/24	5,000	5,233
	Shares/Par[1]	Value ($)
6.00%, 04/15/24	2,000	2,085
5.13%, 04/15/25	5,000	5,015
5.38%, 04/15/27	2,000	2,022
4.75%, 02/01/28	3,001	2,885
Windstream Services LLC
6.38%, 08/01/23 (b) (f) (g)	5,398	3,071
Zayo Group LLC
6.00%, 04/01/23	9,111	9,363
		154,309
Utilities 1.8%
AES Corp.
5.50%, 04/15/25	11,041	11,436
5.13%, 09/01/27	6,000	6,114
Calpine Corp.
5.75%, 01/15/25 (b)	11,000	10,063
Dynegy Inc.
8.00%, 01/15/25 (a)	4,000	4,360
GenOn Americas Generation LLC
0.00%, 10/01/21 (c) (d)	16,000	8,433
		40,406
Total Corporate Bonds And Notes (cost $1,908,175)		1,877,185
SENIOR LOAN INTERESTS 4.9%
Consumer Discretionary 1.8%
Bass Pro Group LLC
Term Loan B, 6.65%, (3M LIBOR + 5.00%), 11/15/23 - 04/01/24 (k)	11,921	11,801
Cowlitz Tribal Gaming Authority
Term Loan, 12.38%, (3M LIBOR + 10.50%), 12/01/21 (h) (k)	11,203	12,211
CSC Holdings LLC
Term Loan B, 4.28%, (3M LIBOR + 2.50%), 01/12/26 (k)	857	857
IRB Holding Corp.
1st Lien Term Loan, 4.94%, (3M LIBOR + 3.25%), 01/18/25 (k)	688	695
Jo-Ann Stores Inc.
Term Loan, 6.55%, (3M LIBOR + 5.00%), 09/29/23 (k)	6,563	6,526
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.22%, (3M LIBOR + 3.50%), 12/24/21 (k)	3,200	3,099
2nd Lien Term Loan, 8.47%, (3M LIBOR + 6.75%), 06/23/23 (h) (k)	677	620
UFC Holdings LLC
1st Lien Term Loan, 5.13%, (3M LIBOR + 3.25%), 07/22/23 (k)	1,483	1,490
2nd Lien Term Loan, 9.38%, (3M LIBOR + 7.50%), 07/26/24 (k)	3,800	3,865
		41,164
Consumer Staples 0.3%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 01/26/24 (k)	6,122	6,113
Energy 0.9%
California Resources Corp.
1st Lien Term Loan, 6.57%, (3M LIBOR + 4.75%), 11/08/22 (k)	5,120	5,189
Foresight Energy LLC
1st Lien Term Loan, 7.63%, (1M LIBOR + 5.75%), 03/16/22 (k)	4,430	4,352
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.13%, (3M LIBOR + 3.25%), 10/31/24 (k)	2,394	2,388
Talen Energy Supply LLC
Term Loan B-1, 5.88%, (3M LIBOR + 4.00%), 07/15/23 (k)	8,601	8,435
		20,364
Financials 0.2%
Acrisure LLC
Term Loan B, 5.99%, (3M LIBOR + 4.25%), 11/22/23 (k)	3,288	3,325

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Health Care 0.9%
Air Methods Corp.
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 04/12/24 (k)	5,089	5,102
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.38%, (3M LIBOR + 3.50%), 08/15/24 (k)	5,439	5,047
2nd Lien Term Loan, 9.63%, (3M LIBOR + 7.75%), 08/09/25 (k)	5,390	4,924
Change Healthcare Holdings Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (k)	4,851	4,862
		19,935
Information Technology 0.2%
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 0.00%, (3M LIBOR + 2.50%), 02/27/25 (k) (l)	1,312	1,318
SS&C Technologies Inc.
Term Loan B-3, 0.00%, (3M LIBOR + 2.50%), 02/27/25 (k) (l)	3,678	3,694
		5,012
Telecommunication Services 0.6%
Frontier Communications Corp.
Term Loan B-1, 5.63%, (3M LIBOR + 3.75%), 05/31/24 (k)	4,665	4,598
Intelsat Jackson Holdings SA
Term Loan B-5, 6.63%, 01/15/24	2,200	2,225
MTN Infrastructure TopCo Inc.
Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/27/24 (k) (l)	333	334
1st Lien Term Loan B, 4.98%, (3M LIBOR + 3.25%), 10/27/24 (k)	340	342
Windstream Services LLC
Term Loan B-6, 5.81%, (3M LIBOR + 4.00%), 03/29/21 (k)	5,817	5,580
		13,079
Total Senior Loan Interests (cost $108,378)		108,992
GOVERNMENT AND AGENCY OBLIGATIONS 1.1%
U.S. Treasury Securities 1.1%
U.S. Treasury Bond
2.88%, 11/15/46	5,000	4,891
U.S. Treasury Note
1.25%, 05/31/19	8,000	7,915
1.50%, 08/15/26	13,000	11,795
Total Government And Agency Obligations (cost $25,505)		24,601
PREFERRED STOCKS 0.4%
Energy 0.1%
Vantage Drilling International (c) (m)	14	2,807
Financials 0.3%
Federal Home Loan Mortgage Corp. - Series Z, 0.00%, (callable at 25 beginning 12/31/22) (c) (d) (i)	50	288
Federal National Mortgage Association - Series S, 0.00%, (callable at 25 beginning 12/31/20) (c) (d) (i)	519	2,984
Morgan Stanley - Series K, 5.85%, (callable at 25 beginning 04/15/27) (i)	100	2,609
		5,881
Total Preferred Stocks (cost $10,527)		8,688
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (c) (h) (n)	53,443	—
Quicksilver Resources Inc. Escrow (c) (h) (n)	10,557	—
Stone Container Finance Co. of Canada II Escrow (c) (h) (n)	1,375	—
Vantage Drilling Co. Escrow (b) (c) (h) (n)	8,119	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 5.2%
Consumer Discretionary 1.4%
AMC Networks Inc. - Class A (c)	100	5,170
Caesars Entertainment Corp. (c)	17	186
DISH Network Corp. - Class A (c)	80	3,031
Home Interior Gift Inc. (c) (h)	429	—
MGM Resorts International	200	7,004
Michaels Cos. Inc. (c)	225	4,435
	Shares/Par[1]	Value ($)
Party City Holdco Inc. (b) (c)	105	1,638
Sally Beauty Holdings Inc. (c)	180	2,961
ServiceMaster Global Holdings Inc. (c)	140	7,119
		31,544
Consumer Staples 0.2%
B&G Foods Inc. (b)	150	3,555
Energy 1.4%
Chaparral Energy Inc. (a) (c)	4	77
Chaparral Energy Inc. - Class A (c)	565	10,029
Chaparral Energy Inc. - Class B (c) (o)	119	2,088
DCP Midstream Partners LP	90	3,161
Energy Transfer Partners LP	113	1,825
MPLX LP	87	2,881
Ocean Rig UDW Inc. (c)	105	2,649
Prairie Provident Resources Inc. (a) (c)	224	69
Summit Midstream Partners LP	200	2,810
Titan Energy LLC (c)	75	82
Williams Partners LP	140	4,820
		30,491
Financials 0.4%
JPMorgan Chase & Co.	90	9,897
Health Care 0.4%
DaVita Inc. (c)	80	5,275
Valeant Pharmaceuticals International Inc. (b) (c)	200	3,184
		8,459
Industrials 0.2%
Builders FirstSource Inc. (c)	250	4,960
Information Technology 0.2%
EchoStar Corp. - Class A (c)	70	3,694
New Cotai LLC (c) (h)	—	1
		3,695
Materials 0.9%
First Quantum Minerals Ltd. (b)	20	280
Freeport-McMoRan Inc. - Class B (c)	270	4,744
Huntsman Corp.	250	7,313
LyondellBasell Industries NV - Class A	80	8,504
		20,841
Real Estate 0.1%
Outfront Media Inc.	151	2,838
Total Common Stocks (cost $119,075)		116,280
INVESTMENT COMPANIES 1.7%
Eaton Vance Senior Floating-Rate Trust	300	4,434
Invesco Senior Income Trust	805	3,540
Kayne Anderson MLP Investment Co. (b)	199	3,280
PIMCO Floating Rate Strategy Fund	400	4,172
SPDR Barclays High Yield Bond ETF (b)	611	21,916
Total Investment Companies (cost $39,250)		37,342
SHORT TERM INVESTMENTS 11.8%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.55% (p) (q)	26,233	26,233
Securities Lending Collateral 10.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (q)	236,523	236,523
Total Short Term Investments (cost $262,756)		262,756
Total Investments 109.9% (cost $2,487,502)		2,449,986
Other Derivative Instruments (0.0)%		(512)
Other Assets and Liabilities, Net (9.9)%		(220,278)
Total Net Assets 100.0%		2,229,196

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $915,207 and 41.1%, respectively.

(b) All or portion of the security was on loan.

(c) Non-income producing security.

(d) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.0% of the Fund’s net assets.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

the security may be paid in cash or additional par.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(m) Convertible security.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acrisure LLC, 7.00%, 11/15/25	11/06/17	9,214	8,846	0.4
American Energy - Woodford LLC, 9.00%, 09/15/22	09/12/14	4,867	2,150	0.1
Anglo American Capital Plc, 4.13%, 09/27/22	06/08/16	4,374	4,646	0.2
Builders FirstSource Inc., 5.63%, 09/01/24	08/10/16	1,358	1,364	—
Charles River Laboratories International Inc., 5.50%, 04/01/26	03/29/18	3,684	3,742	0.2
Cott Holdings Inc., 5.50%, 04/01/25	03/09/17	3,452	3,410	0.1
Coty Inc., 6.50%, 04/15/26	03/29/18	6,000	6,008	0.3
CrownRock LP, 5.63%, 10/15/25	10/03/17	6,014	5,956	0.3
Dana Financing Luxembourg SARL, 6.50%, 06/01/26	03/27/18	6,285	6,248	0.3
Eldorado Gold Corp., 6.13%, 12/15/20	12/11/12	8,369	8,001	0.3
LG FinanceCo Corp., 5.88%, 11/01/24	10/14/16	7,027	7,290	0.3
Minerva Luxembourg SA, 5.88%, 01/19/28	12/06/17	4,988	4,615	0.2
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24	09/30/16	5,962	5,969	0.3
PBF Logistics LP, 6.88%, 05/15/23	10/04/17	2,442	2,430	0.1
Sanmina Corp., 4.38%, 06/01/19	05/20/14	8,397	8,471	0.4
Schaeffler Verwaltung Zwei GmbH, 4.88%, 09/15/21	09/09/16	1,600	1,573	0.1
Schaeffler Verwaltung Zwei GmbH, 5.50%, 09/15/26	09/09/16	3,005	2,894	0.1
Sirius XM Radio Inc., 5.00%, 08/01/27	08/03/17	4,063	3,763	0.2
Terex Corp., 5.63%, 02/01/25	01/18/17	6,031	5,998	0.3
Windstream Services LLC, 6.38%, 08/01/23	11/14/17	4,242	3,071	0.1
		101,374	96,445	4.3

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	(124)	June 2018	(17,700)	(93)	(481)
U.S. Treasury Note, 10-Year	(733)	June 2018	(87,942)	(181)	(855)
U.S. Treasury Note, 5-Year	(204)	June 2018	(23,249)	(23)	(101)
Ultra Long Term U.S. Treasury Bond	(186)	June 2018	(29,082)	(215)	(765)
				(512)	(2,202)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Mid Cap Value Fund
COMMON STOCKS 99.6%
Consumer Discretionary 19.2%
American Axle & Manufacturing Holdings Inc. (a)	1,110	16,902
Best Buy Co. Inc.	125	8,721
Foot Locker Inc.	236	10,743
Helen of Troy Ltd. (a)	153	13,346
Macy's Inc.	409	12,152
Meredith Corp. (b)	164	8,818
Newell Brands Inc.	456	11,629
Penske Automotive Group Inc.	170	7,527
Royal Caribbean Cruises Ltd.	137	16,130
Tupperware Brands Corp.	294	14,238
Viacom Inc. - Class B	219	6,808
		127,014
Consumer Staples 3.7%
Campbell Soup Co. (b)	181	7,848
Ingredion Inc.	131	16,889
		24,737
Energy 9.9%
Apache Corp.	175	6,722
Diamond Offshore Drilling Inc. (a) (b)	510	7,478
Helix Energy Solutions Group Inc. (a)	1,013	5,865
National Oilwell Varco Inc.	196	7,226
Patterson-UTI Energy Inc.	504	8,836
PBF Energy Inc. - Class A	540	18,303
Superior Energy Services Inc. (a)	1,353	11,405
		65,835
Financials 21.9%
Allstate Corp.	146	13,831
American Financial Group Inc.	151	16,968
Bank of the Ozarks Inc.	336	16,204
Hartford Financial Services Group Inc.	312	16,090
Huntington Bancshares Inc.	1,074	16,214
Janus Henderson Group Plc	485	16,035
Lincoln National Corp.	222	16,212
Reinsurance Group of America Inc.	109	16,786
TCF Financial Corp.	735	16,761
		145,101
Health Care 9.9%
CIGNA Corp.	60	10,148
Hill-Rom Holdings Inc.	87	7,534
Lifepoint Health Inc. (a)	300	14,124
Magellan Health Services Inc. (a)	113	12,156
McKesson Corp.	106	14,918
Owens & Minor Inc.	407	6,326
		65,206
Industrials 13.3%
Delta Air Lines Inc.	161	8,808
Esterline Technologies Corp. (a)	131	9,553
Kennametal Inc.	376	15,088
Spirit Aerosystems Holdings Inc. - Class A	190	15,903
Steelcase Inc. - Class A	844	11,481
Terex Corp.	390	14,601
Textron Inc.	208	12,283
		87,717
Information Technology 10.6%
Avnet Inc.	398	16,612
Belden Inc.	175	12,044
CACI International Inc. - Class A (a)	53	8,067
Cognizant Technology Solutions Corp. - Class A	82	6,625
CSRA Inc.	169	6,984
Semtech Corp. (a)	329	12,851
Teradyne Inc.	151	6,925
		70,108
Materials 7.0%
Allegheny Technologies Inc. (a) (b)	260	6,159
Nucor Corp.	103	6,268
Olin Corp.	340	10,324
Reliance Steel & Aluminum Co.	164	14,036
	Shares/Par[1]	Value ($)
Steel Dynamics Inc.	217	9,596
		46,383
Utilities 4.1%
Edison International	177	11,261
PNM Resources Inc.	422	16,130
		27,391
Total Common Stocks (cost $595,616)		659,492
SHORT TERM INVESTMENTS 3.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	2,266	2,266
Securities Lending Collateral 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	20,952	20,952
Total Short Term Investments (cost $23,218)		23,218
Total Investments 103.1% (cost $618,834)		682,710
Other Assets and Liabilities, Net (3.1)%		(20,322)
Total Net Assets 100.0%		662,388

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.5%
Consumer Discretionary 16.9%
American Axle & Manufacturing Holdings Inc. (a)	1,540	23,436
Helen of Troy Ltd. (a)	266	23,133
Meredith Corp. (b)	308	16,581
Penske Automotive Group Inc.	504	22,347
Skechers U.S.A. Inc. - Class A (a)	437	16,995
Superior Industries International Inc.	785	10,439
Tower International Inc.	697	19,333
Tupperware Brands Corp.	460	22,260
		154,524
Consumer Staples 2.3%
Cott Corp.	770	11,330
Ingredion Inc.	72	9,321
		20,651
Energy 8.5%
Helix Energy Solutions Group Inc. (a)	3,092	17,906
Patterson-UTI Energy Inc.	838	14,680
PBF Energy Inc. - Class A	736	24,967
Superior Energy Services Inc. (a)	2,428	20,468
		78,021
Financials 18.3%
Banc of California Inc. (b)	907	17,509
BofI Holding Inc. (a) (b)	606	24,549
FCB Financial Holdings Inc. - Class A (a)	350	17,885
Independent Bank Corp.	324	23,146
Janus Henderson Group Plc	532	17,587
Reinsurance Group of America Inc.	61	9,425
Renasant Corp.	542	23,089
Sterling Bancorp	686	15,467
TCF Financial Corp.	828	18,896
		167,553
Health Care 10.4%
Hill-Rom Holdings Inc.	112	9,779
Integer Holdings Corp. (a)	354	20,013
Lifepoint Health Inc. (a)	506	23,763
Magellan Health Services Inc. (a)	228	24,430
Owens & Minor Inc.	1,065	16,569
		94,554
Industrials 18.5%
Aerojet Rocketdyne Holdings Inc. (a)	538	15,040
Apogee Enterprises Inc.	451	19,529
Esterline Technologies Corp. (a)	148	10,797
GATX Corp. (b)	281	19,218
Kennametal Inc.	518	20,803
SkyWest Inc.	413	22,440
Steelcase Inc. - Class A	1,308	17,790
Terex Corp.	572	21,402
Triumph Group Inc.	868	21,884
		168,903
Information Technology 16.7%
Belden Inc.	309	21,289
Benchmark Electronics Inc.	449	13,409
CACI International Inc. - Class A (a)	153	23,111
CSG Systems International Inc.	322	14,574
Photronics Inc. (a)	1,314	10,841
Semtech Corp. (a)	642	25,086
SYNNEX Corp.	134	15,806
Teradyne Inc.	199	9,101
Verint Systems Inc. (a)	456	19,434
		152,651
Materials 4.3%
Allegheny Technologies Inc. (a) (b)	376	8,908
Olin Corp.	395	12,004
Reliance Steel & Aluminum Co.	101	8,643
Steel Dynamics Inc.	211	9,339
		38,894
Real Estate 1.5%
Kite Realty Group Trust	893	13,605
	Shares/Par[1]	Value ($)
Utilities 2.1%
PNM Resources Inc.	510	19,488
Total Common Stocks (cost $835,703)		908,844
SHORT TERM INVESTMENTS 2.9%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	2,702	2,702
Securities Lending Collateral 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (d)	23,364	23,364
Total Short Term Investments (cost $26,066)		26,066
Total Investments 102.4% (cost $861,769)		934,910
Other Assets and Liabilities, Net (2.4)%		(21,856)
Total Net Assets 100.0%		913,054

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.5%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	1,807	1,851
Series 2013-A-2, 4.95%, 01/15/23	1,172	1,211
Series 2016-AA-2, 3.20%, 06/15/28	2,926	2,794
American Express Credit Account Master Trust
Series 2014-A-1, 2.15%, (1M US LIBOR + 0.37%), 05/15/19 (b)	832	834
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	6,596	6,514
AmeriCredit Automobile Receivables Trust
Series 2016-A2A-4, 1.34%, 04/08/20	750	749
Series 2016-A3-1, 1.81%, 10/08/20	1,858	1,853
Apidos CLO XII
Series 2013-AR-12A, 3.12%, (3M US LIBOR + 1.08%), 04/15/31 (a) (b)	1,574	1,577
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (a)	59	59
Ascentium Equipment Receivables Trust
Series 2017-A2-1A, 1.87%, 07/10/19 (a)	969	966
Series 2017-A2-2A, 2.00%, 05/11/20 (a)	1,023	1,016
Series 2017-A3-1A, 2.29%, 06/10/21 (a)	1,177	1,166
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	853	839
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (a)	432	431
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.74%, 12/05/20 (a) (b)	5,060	5,173
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (a)	1,985	1,965
BANK 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/15/27	2,286	2,246
Bank of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21 (c) (d)	2,998	2,982
Series 2017-A3-1, 2.11%, 01/15/23 (c) (d)	3,171	3,118
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (a)	2,227	2,223
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 2.23%, (1M US LIBOR + 0.45%), 04/15/19 (b)	5,714	5,733
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	2,307	2,272
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (a)	2,815	2,804
Chesapeake Funding II LLC
Series 2017-A1-3A, 1.91%, 01/15/21 (a)	4,028	3,998
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (a)	2,309	2,293
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	1,521	1,512
Citibank Credit Card Issuance Trust
Series 2013-A4-A4, 2.29%, (1M US LIBOR + 0.42%), 07/24/18 (b)	1,522	1,524
Series 2017-A9-A9, 1.80%, 09/20/19	3,000	2,965
Citigroup Mortgage Loan Trust Inc.
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (a)	1,827	1,817
CNH Equipment Trust
Series 2014-A3-C, 1.05%, 05/15/18	188	188
Series 2015-A3-B, REMIC, 1.37%, 12/17/18	161	160
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (b) (c) (d)	1,165	1,153
COLT Mortgage Loan Trust
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	2,349	2,315
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	412	425
Series 2012-A-1, 4.15%, 04/11/24	1,608	1,634
Series 2012-A-2, 4.00%, 10/29/24	1,417	1,430
Crown Castle Towers LLC
Series 2010-C-6, 4.88%, 08/15/20 (a)	1,450	1,499
CSMC Trust
Series 2017-A3-HL2, 3.50%, 10/25/47 (a) (b)	2,748	2,721
	Shares/Par[1]	Value ($)
Series 2017-A1-HL1, REMIC, 3.50%, 06/25/47 (a) (b)	4,435	4,394
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (a)	697	694
Series 2017-A2-1, 1.86%, 06/24/19 (a)	3,015	3,008
Series 2017-A3-2, 2.19%, 10/24/22 (a)	1,612	1,595
Delta Air Lines Pass-Through Trust
Series 2010-A-1, 6.20%, 07/02/18	—	—
Series 2010-A-2, 4.95%, 05/23/19	92	93
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (a)	1,264	1,264
Ford Credit Auto Owner Trust
Series 2014-B-C, 1.97%, 04/15/20	1,256	1,250
Series 2015-C-B, 2.21%, 01/15/21	1,009	1,005
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (c) (d)	2,339	2,323
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 2.18%, (1M US LIBOR +/- MBS spread), 02/25/20 (b)	4,645	4,654
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	2,250	2,242
Series 2017-A3-1, 2.06%, 05/20/20	5,186	5,151
Series 2017-A3-3, 2.01%, 11/20/20	2,328	2,305
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A2-1, 1.72%, 04/22/19 (a)	659	658
Series 2017-A3-1, 2.06%, 06/22/20 (a)	1,123	1,115
Series 2018-A3-1, 2.60%, 06/15/21 (a)	1,306	1,299
Series 2018-A4-1, 2.83%, 06/17/24 (a)	865	860
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/10/22 (c) (d)	4,077	4,092
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 12/27/28 (a)	2,219	2,186
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	2,344	2,327
JPMorgan Mortgage Trust
Series 2014-A1-5, REMIC, 3.00%, 10/25/26 (a) (b)	1,485	1,472
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	2,689	2,659
Series 2017-A3-2, REMIC, 3.50%, 05/25/47 (a) (b)	5,169	5,121
Series 2017-A6-4, REMIC, 3.00%, 11/25/47 (a) (b)	1,837	1,812
Series 2017-A6-6, REMIC, 3.00%, 01/25/48 (a) (b)	3,006	2,964
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (a)	2,375	2,350
Series 2015-A3-1A, REMIC, 1.54%, 03/15/19 (a)	157	157
Leaf Receivables Funding 12 LLC
Series 2017-A2-1, 1.72%, 02/15/19 (a)	201	201
Series 2017-A3-1, 2.07%, 05/15/20 (a)	907	902
Mercedes-Benz Auto Lease Trust
Series 2016-A2-B, 1.15%, 01/15/19	568	568
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30	453	447
Series 2017-A-1A, 2.42%, 12/20/34 (a)	2,376	2,323
Nissan Auto Receivables Owner Trust
Series 2016-A2B-C, 2.00%, (1M US LIBOR + 0.22%), 04/16/18 (b)	845	845
SBA Tower Trust
Series 2014-C-1, 2.90%, 10/15/44 (a)	5,000	4,975
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/47 (a) (b)	1,094	1,098
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	3,340	3,302
Series 2017-A-2A, 1.92%, 12/20/21 (a)	6,142	6,055
Voya CLO Ltd.
Series 2016-A1R-1A, 2.79%, 01/20/31 (a) (b)	2,564	2,564
Series 2013-A1R-2A, 3.28%, 04/25/31 (b) (e)	1,970	1,970
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (b)	1,371	1,365

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Westlake Automobile Receivables Trust
Series 2016-A2-3A, 1.42%, 10/15/19 (a)	639	638
Total Non-U.S. Government Agency Asset-Backed Securities (cost $164,085)		162,313
CORPORATE BONDS AND NOTES 47.7%
Consumer Discretionary 3.6%
A&E Television Networks LLC
3.11%, 08/22/19 (e)	1,000	1,004
Amazon.com Inc.
3.15%, 08/22/27 (a)	2,870	2,772
3.88%, 08/22/37 (a)	1,340	1,337
4.05%, 08/22/47 (a)	2,060	2,058
American Greetings Corp.
7.88%, 02/15/25 (a)	663	672
CCO Holdings LLC
5.13%, 05/01/27 (a)	3,282	3,111
Charter Communications Operating LLC
6.38%, 10/23/35	2,235	2,487
6.83%, 10/23/55	1,030	1,192
Comcast Corp.
3.00%, 02/01/24	2,180	2,122
3.40%, 07/15/46	1,700	1,463
Ford Motor Co.
5.29%, 12/08/46	1,093	1,068
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	4,683	4,541
Hilton Worldwide Finance LLC
4.88%, 04/01/27	1,503	1,486
Home Depot Inc.
2.13%, 09/15/26	3,383	3,061
KFC Holding Co.
5.25%, 06/01/26 (a)	174	173
4.75%, 06/01/27 (a)	2	2
NAI Entertainment Holdings
5.00%, 08/01/18 (a)	228	228
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (f)	1,589	1,649
Nemak SAB de CV
4.75%, 01/23/25 (a)	4,610	4,570
Newell Rubbermaid Inc.
3.85%, 04/01/23 (g)	956	954
Numericable - SFR SA
7.38%, 05/01/26	2,087	1,987
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (a) (h)	1,100	1,082
5.50%, 09/15/26 (a) (h)	644	621
Target Corp.
3.90%, 11/15/47	3,858	3,671
		43,311
Consumer Staples 3.4%
Anheuser-Busch InBev Worldwide Inc.
4.75%, 04/15/58	1,000	1,023
Archer-Daniels-Midland Co.
2.50%, 08/11/26	3,313	3,049
BAT Capital Corp.
3.56%, 08/15/27 (a)	1,068	1,024
4.39%, 08/15/37 (a)	7,100	7,052
4.54%, 08/15/47 (a)	2,000	1,978
CVS Health Corp.
4.30%, 03/25/28	6,750	6,784
4.78%, 03/25/38	2,814	2,849
5.05%, 03/25/48	4,303	4,520
JBS Investments GmbH
7.25%, 04/03/24 (a) (i)	1,959	1,941
Kraft Heinz Foods Co.
3.95%, 07/15/25	1,756	1,746
5.00%, 07/15/35	1,605	1,669
Mars Inc.
3.74%, 10/11/27 (e)	1,200	1,205
Post Holdings Inc.
5.00%, 08/15/26 (a)	1,041	985
5.63%, 01/15/28 (a)	1,042	996
	Shares/Par[1]	Value ($)
Reynolds American Inc.
4.45%, 06/12/25	2,391	2,460
5.70%, 08/15/35	975	1,109
7.00%, 08/04/41	812	1,049
		41,439
Energy 5.2%
Andeavor Corp.
3.80%, 04/01/28	761	732
4.50%, 04/01/48	881	827
Andeavor Logistics LP
3.50%, 12/01/22	1,149	1,131
4.25%, 12/01/27	1,018	994
5.20%, 12/01/47	1,116	1,097
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	2,316	2,586
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	1,158	1,211
5.13%, 06/30/27	4,545	4,519
Columbia Pipeline Group Inc.
3.30%, 06/01/20	743	743
4.50%, 06/01/25	746	755
5.80%, 06/01/45	933	1,090
Continental Resources Inc.
4.38%, 01/15/28 (a)	2,018	1,970
Denbury Resources Inc.
9.00%, 05/15/21 (a)	500	513
Diamondback Energy Inc.
5.38%, 05/31/25	3,004	3,048
Endeavor Energy Resources LP
5.50%, 01/30/26 (a) (i)	316	315
5.75%, 01/30/28 (a)	316	314
Energy Transfer Equity LP
4.25%, 03/15/23	3,867	3,752
Energy Transfer Partners LP
6.13%, 12/15/45	500	516
Enterprise Products Operating LLC
3.75%, 02/15/25	766	768
3.70%, 02/15/26	440	436
EP Energy LLC
8.00%, 11/29/24 (a) (i)	2,530	2,575
8.00%, 02/15/25 (a)	949	634
Jones Energy Holdings LLC
9.25%, 03/15/23 (a)	3,060	2,914
MPLX LP
4.00%, 03/15/28	3,165	3,116
4.50%, 04/15/38	2,100	2,069
5.20%, 03/01/47	1,586	1,655
Nabors Industries Inc.
5.50%, 01/15/23	441	430
Parsley Energy LLC
5.25%, 08/15/25 (a)	716	709
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (a)	1,303	1,258
PDC Energy Inc.
5.75%, 05/15/26 (a)	1,559	1,537
Petroleos Mexicanos
2.29%, 02/15/24	1,957	1,897
Phillips 66
2.47%, (3M US LIBOR + 0.75%), 04/15/20 (a) (b)	1,832	1,841
QEP Resources Inc.
5.63%, 03/01/26 (i)	1,308	1,236
Regency Energy Partners LP
5.88%, 03/01/22	2,809	3,003
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	1,150	1,238
5.63%, 03/01/25	241	259
5.88%, 06/30/26	3,745	4,092
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	3,381	3,449
USA Compression Partners LP
6.88%, 04/01/26 (a)	951	966
		62,195

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Financials 19.2%
ABN AMRO Bank NV
2.65%, 01/19/21	3,960	3,899
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	523	538
4.50%, 05/15/21	1,432	1,466
AIG SunAmerica Global Financing X
6.90%, 03/15/32 (a)	1,696	2,199
American Express Credit Corp.
2.25%, 05/05/21	2,500	2,438
American International Group Inc.
4.20%, 04/01/28	1,307	1,323
4.75%, 04/01/48	1,700	1,747
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	5,988	5,953
4.90%, 02/01/46	5,689	6,112
Athene Global Funding
2.75%, 04/20/20 (a)	2,800	2,776
4.00%, 01/25/22 (a)	4,205	4,258
3.00%, 07/01/22 (a)	6,331	6,163
Athene Holding Ltd.
4.13%, 01/12/28	4,200	4,032
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (f)	6,000	6,039
6.25%, (callable at 100 beginning 09/05/24) (f)	1,683	1,784
2.40%, (3M US LIBOR + 0.66%), 07/21/21 (b)	4,300	4,314
3.55%, 03/05/24	5,000	5,016
4.00%, 01/22/25	1,097	1,095
4.25%, 10/22/26	6,040	6,083
3.25%, 10/21/27	1,380	1,304
3.82%, 01/20/28 (b)	3,240	3,206
Bank of Montreal
2.35%, 09/11/22	2,000	1,920
Barclays Plc
8.25%, (callable at 100 beginning 12/15/18) (f) (j)	4,100	4,243
BNP Paribas SA
3.50%, 03/01/23 (a)	3,000	2,976
3.38%, 01/09/25 (a)	3,862	3,738
Bunge Ltd. Finance Corp.
8.50%, 06/15/19 (g)	100	106
Capital One Financial Corp.
3.30%, 10/30/24	2,528	2,443
3.75%, 03/09/27	3,033	2,938
3.80%, 01/31/28	3,677	3,561
CIT Group Inc.
5.25%, 03/07/25	743	760
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (f)	2,217	2,284
2.75%, 04/25/22	1,500	1,463
4.05%, 07/30/22	795	808
4.45%, 09/29/27	6,619	6,699
Credit Suisse AG
6.50%, 08/08/23 (a)	5,986	6,509
3.63%, 09/09/24	1,000	996
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (f)	2,448	2,647
3.87%, 01/12/29 (a)	2,180	2,111
DAE Funding LLC
4.00%, 08/01/20 (a) (i)	2,675	2,615
Diamond 1 Finance Corp.
8.35%, 07/15/46 (a)	3,257	4,136
Enstar Group Ltd.
4.50%, 03/10/22	2,484	2,497
General Motors Financial Co. Inc.
4.20%, 03/01/21	1,576	1,606
Glencore Funding LLC
3.00%, 10/27/22 (a)	1,300	1,253
3.88%, 10/27/27 (a) (i)	2,493	2,381
Goldman Sachs Group Inc.
2.60%, 12/27/20	3,010	2,965
2.35%, 11/15/21	768	742
3.00%, 04/26/22	2,983	2,930
2.91%, 07/24/23	1,540	1,500
4.25%, 10/21/25	2,071	2,080
	Shares/Par[1]	Value ($)
6.75%, 10/01/37	1,500	1,883
HSBC Holdings Plc
6.88%, (callable at 100 beginning 06/01/21) (f) (i) (j)	2,500	2,633
4.38%, 11/23/26	2,260	2,251
Icahn Enterprises LP
6.25%, 02/01/22	1,900	1,936
6.38%, 12/15/25	6,227	6,262
Intesa Sanpaolo SpA
3.88%, 01/12/28 (a)	3,150	2,971
James Hardie International Finance DAC
4.75%, 01/15/25 (a)	490	481
5.00%, 01/15/28 (a)	902	877
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (f)	1,325	1,361
2.95%, 10/01/26	2,720	2,561
3.78%, 02/01/28 (b)	1,400	1,391
3.54%, 05/01/28	751	734
JPMorgan Chase Bank NA
3.22%, 03/01/25	2,128	2,072
3.51%, 01/23/29	3,150	3,050
Lincoln National Corp.
3.80%, 03/01/28	528	523
4.35%, 03/01/48	876	864
Morgan Stanley
2.92%, (3M US LIBOR + 1.18%), 01/20/22 (b)	7,975	8,063
2.67%, (3M US LIBOR + 0.93%), 07/22/22 (b)	3,250	3,264
4.88%, 11/01/22	4,381	4,578
4.10%, 05/22/23	1,550	1,572
3.88%, 04/29/24	5,121	5,178
3.63%, 01/20/27	2,532	2,479
3.59%, 07/22/28 (b)	1,300	1,258
3.77%, 01/24/29	4,821	4,737
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (b)	1,071	1,087
Reckitt Benckiser Treasury Services Plc
2.75%, 06/26/24 (c) (d)	3,179	3,027
3.00%, 06/26/27 (a)	777	731
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (e)	2,485	2,473
3.18%, 11/15/22 (e)	2,485	2,457
UBS AG
2.45%, 12/01/20 (a)	2,291	2,250
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (f)	2,149	2,261
2.10%, 07/26/21	1,560	1,505
2.63%, 07/22/22	2,100	2,031
4.48%, 01/16/24	355	366
Wells Fargo Bank NA
2.40%, 01/15/20	4,360	4,325
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	3,650	3,429
		231,573
Health Care 3.3%
Abbott Laboratories
3.40%, 11/30/23	4,070	4,037
4.75%, 11/30/36	1,324	1,430
Actavis Funding SCS
3.80%, 03/15/25	2,000	1,966
4.85%, 06/15/44	298	294
4.75%, 03/15/45 (i)	750	734
Becton Dickinson & Co.
3.36%, 06/06/24	4,050	3,903
Centene Corp.
4.75%, 05/15/22	1,684	1,705
6.13%, 02/15/24	192	200
4.75%, 01/15/25	566	552
Community Health Systems Inc.
6.25%, 03/31/23	3,540	3,257
Express Scripts Holding Co.
3.40%, 03/01/27	2,645	2,489
4.80%, 07/15/46	1,126	1,144
HCA Inc.
4.25%, 10/15/19	1,564	1,577

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Hologic Inc.
4.38%, 10/15/25 (c) (d)	349	338
Mayo Clinic Rochester
3.77%, 11/15/43	600	579
MEDNAX Inc.
5.25%, 12/01/23 (a)	1,430	1,437
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997	1,177
Mylan Inc.
4.55%, 04/15/28 (c) (d)	3,729	3,740
Mylan NV
3.95%, 06/15/26	1,141	1,107
Perrigo Finance Plc
4.90%, 12/15/44	839	841
Perrigo Finance Unltd. Co.
4.38%, 03/15/26	750	757
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	296	306
5.88%, 05/15/23 (a)	672	594
7.00%, 03/15/24 (a)	889	927
5.50%, 03/01/23 - 11/01/25 (a)	2,319	2,101
WellCare Health Plans Inc.
5.25%, 04/01/25	2,340	2,352
		39,544
Industrials 3.1%
AECOM
5.13%, 03/15/27	2,171	2,094
Aircastle Ltd.
6.25%, 12/01/19	1,270	1,319
5.00%, 04/01/23	2,757	2,838
4.13%, 05/01/24	1,756	1,728
Bombardier Inc.
8.75%, 12/01/21 (a)	1,560	1,715
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (f)	13,151	13,019
International Lease Finance Corp.
4.63%, 04/15/21	2,237	2,300
Mexico City Airport Trust
5.50%, 07/31/47 (c) (d)	4,840	4,427
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21	1,000	955
Standard Industries Inc.
4.75%, 01/15/28 (a)	4,200	3,943
Union Pacific Corp.
3.60%, 09/15/37	3,215	3,097
		37,435
Information Technology 1.8%
Apple Inc.
2.85%, 05/11/24	3,771	3,677
Broadcom Corp.
3.88%, 01/15/27	1,360	1,323
Microsoft Corp.
3.45%, 08/08/36	3,050	2,975
3.70%, 08/08/46	1,955	1,921
3.95%, 08/08/56	2,355	2,343
NXP BV
4.13%, 06/01/21 (a)	2,601	2,631
Oracle Corp.
2.95%, 11/15/24	3,768	3,663
3.25%, 11/15/27	994	967
4.00%, 11/15/47	2,071	2,042
		21,542
Materials 1.9%
Anglo American Capital Plc
4.75%, 04/10/27 (a)	2,539	2,567
4.50%, 03/15/28 (a)	4,084	4,076
CF Industries Inc.
3.40%, 12/01/21 (a)	3,910	3,877
4.50%, 12/01/26 (a)	1,560	1,579
Freeport-McMoRan Inc.
3.88%, 03/15/23	1,578	1,524
4.55%, 11/14/24 (i)	3,808	3,734
5.40%, 11/14/34	1,794	1,709
	Shares/Par[1]	Value ($)
Reynolds Group Issuer Inc.
5.22%, (3M US LIBOR + 3.50%), 07/15/21 (b) (c) (d)	3,576	3,629
Samarco Mineracao SA
0.00%, 11/01/22 (c) (d) (k) (l)	345	254
0.00%, 09/26/24 (a) (k) (l)	340	250
		23,199
Real Estate 0.6%
Crown Castle International Corp.
2.25%, 09/01/21	1,285	1,242
CyrusOne LP
5.00%, 03/15/24	1,437	1,440
5.38%, 03/15/27	329	329
Equinix Inc.
5.38%, 05/15/27	733	744
ERP Operating LP
3.50%, 03/01/28	1,375	1,342
Prologis International Funding II
4.88%, 02/15/20 (a)	2,222	2,298
		7,395
Telecommunication Services 1.7%
AT&T Inc.
3.90%, 08/14/27	5,540	5,569
5.25%, 03/01/37	4,230	4,446
4.90%, 08/14/37	6,025	6,076
Hughes Satellite Systems Corp.
5.25%, 08/01/26	1,675	1,640
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	2,440	2,423
		20,154
Utilities 3.9%
AES Corp.
4.00%, 03/15/21	5,165	5,189
Atlantic City Electric Co.
3.38%, 09/01/24	3,386	3,371
Avangrid Inc.
3.15%, 12/01/24	3,760	3,651
Basin Electric Power Cooperative
4.75%, 04/26/47 (a)	2,435	2,594
CenterPoint Energy Resources Corp.
3.55%, 04/01/23	3,750	3,764
Commonwealth Edison Co.
3.75%, 08/15/47	2,149	2,057
Enel SpA
8.75%, 09/24/73 (a) (b)	1,472	1,754
Exelon Corp.
3.50%, 06/01/22 (m)	2,013	1,993
5.10%, 06/15/45	1,756	1,962
FirstEnergy Corp.
3.90%, 07/15/27	4,123	4,049
4.85%, 07/15/47 (g)	1,518	1,596
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,679	1,737
2.95%, 04/01/25	4,550	4,404
Pacific Gas & Electric Co.
3.30%, 12/01/27 (a) (i)	2,400	2,274
Southern Co.
3.25%, 07/01/26	6,231	5,910
Wisconsin Energy Corp.
3.55%, 06/15/25	920	914
		47,219
Total Corporate Bonds And Notes (cost $574,892)		575,006
SENIOR LOAN INTERESTS 2.5%
Consumer Discretionary 0.6%
Charter Communications Operating LLC
Term Loan B, 3.88%, (3M LIBOR + 2.00%), 04/30/25 (b)	1,514	1,519
CSC Holdings LLC
1st Lien Term Loan, 4.04%, (3M LIBOR + 2.25%), 07/15/25 (b)	1,095	1,091
Term Loan B, 4.28%, (3M LIBOR + 2.50%), 01/12/26 (b)	268	268

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Golden Nugget Inc.
Incremental Term Loan, 4.90%, (3M LIBOR + 3.25%), 09/07/23 (b)	928	936
Incremental Term Loan, 5.04%, (3M LIBOR + 3.25%), 10/04/23 (b)	1,214	1,224
PetSmart Inc.
Term Loan B-2, 4.68%, (3M LIBOR + 3.00%), 03/11/22 (b)	696	557
UFC Holdings LLC
1st Lien Term Loan, 5.13%, (3M LIBOR + 3.25%), 07/22/23 (b)	1,481	1,488
		7,083
Consumer Staples 0.4%
JBS USA LLC
Term Loan B, 6.25%, (3M LIBOR + 2.50%), 10/30/22 (b)	13	13
Term Loan B, 4.68%, (3M LIBOR + 2.50%), 06/30/24 (b)	5,036	5,018
		5,031
Energy 0.6%
Chesapeake Energy Corp.
Term Loan, 9.44%, (3M LIBOR + 7.50%), 08/16/21 (b)	2,558	2,714
Talen Energy Supply LLC
Term Loan B-1, 5.88%, (3M LIBOR + 4.00%), 07/15/23 (b)	3,111	3,051
TEX Operations Co. LLC
Term Loan B, 4.38%, (3M LIBOR + 2.50%), 08/04/23 (b)	858	863
Term Loan C, 4.38%, (3M LIBOR + 2.50%), 08/04/23 (b)	152	153
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (b)	822	826
		7,607
Health Care 0.1%
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.50%), 03/13/22 (b)	815	823
Industrials 0.3%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20 (e)	3,100	3,162
Materials 0.1%
BWAY Holding Co.
Term Loan B, 4.96%, (3M LIBOR + 3.25%), 04/03/24 (b)	1,092	1,097
Term Loan B, 7.00%, (3M LIBOR + 3.25%), 04/03/24 (b)	3	3
		1,100
Telecommunication Services 0.4%
CenturyLink Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 01/15/25 (b)	2,993	2,941
MTN Infrastructure TopCo Inc.
Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/27/24 (b) (n)	125	125
1st Lien Term Loan B, 4.98%, (3M LIBOR + 3.25%), 10/27/24 (b)	128	128
Sprint Communications Inc.
1st Lien Term Loan B, 4.44%, (3M LIBOR + 2.50%), 02/01/24 (b)	2,079	2,078
		5,272
Total Senior Loan Interests (cost $30,030)		30,078
GOVERNMENT AND AGENCY OBLIGATIONS 34.6%
Mortgage-Backed Securities 18.2%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/31	1,640	1,610
2.50%, 02/01/32	2,653	2,602
5.00%, 02/01/38 - 11/01/41	2,409	2,601
4.50%, 03/01/42 - 09/01/46	5,909	6,223
4.00%, 06/01/46 (o)	1,648	1,694
4.00%, 10/01/45 - 02/01/47	7,550	7,765
4.00%, 08/01/46	819	842
3.00%, 07/01/32 - 11/01/46	16,583	16,230
	Shares/Par[1]	Value ($)
3.00%, 08/01/43 - 11/01/46	5,417	5,300
3.50%, 04/01/42 - 11/01/47	9,845	9,896
Federal National Mortgage Association
2.50%, 01/01/31 - 11/01/31	3,929	3,860
TBA, 3.50%, 04/15/33 (o)	2,724	2,777
5.00%, 06/01/35 - 05/01/42	2,538	2,739
3.50%, 09/01/42 - 11/01/47	27,882	28,051
3.00%, 09/01/30 - 01/01/47	17,485	17,186
4.50%, 08/01/40 - 09/01/47	11,002	11,626
4.00%, 10/01/44 - 09/01/47	32,453	33,331
3.08%, (12M US LIBOR +/- MBS spread), 04/01/45 (b)	1,906	1,921
3.50%, 01/01/46 - 05/01/46	3,517	3,536
4.50%, 08/01/46	3,520	3,710
3.00%, 08/01/30 - 11/01/46	6,714	6,617
Government National Mortgage Association
5.00%, 08/20/41	683	740
2.50%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 05/20/43 (b)	605	619
4.00%, 05/20/44 - 02/20/47	4,624	4,781
3.00%, 07/15/45 - 12/20/46	10,615	10,472
3.00%, 07/20/45	5,734	5,665
3.50%, 08/20/42 - 05/20/47	15,564	15,782
3.50%, 08/20/46 - 09/20/46	11,200	11,329
		219,505
Municipal 0.3%
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,490	1,631
State of California Department of Water Resources
1.71%, 05/01/21	2,732	2,666
		4,297
Sovereign 0.8%
Bank of England Euro Note
1.75%, 03/06/20 (a)	3,000	2,960
Mexico Government International Bond
3.75%, 01/11/28	6,561	6,334
		9,294
U.S. Treasury Securities 15.3%
U.S. Treasury Bond
3.75%, 08/15/41	6,848	7,786
3.13%, 11/15/41	8,720	8,987
2.50%, 02/15/45 - 02/15/46	13,125	11,939
U.S. Treasury Note
1.63%, 04/30/19 - 05/31/23	22,000	21,136
1.38%, 02/29/20 - 04/30/20	13,710	13,455
2.00%, 11/15/21 - 02/15/22	17,192	16,887
1.88%, 04/30/22	14,930	14,554
2.75%, 02/15/24	21,579	21,707
2.50%, 05/15/24	15,150	15,013
1.50%, 05/31/19 - 08/15/26	20,693	19,907
2.25%, 11/15/25 - 08/15/27	33,870	32,707
		184,078
Total Government And Agency Obligations (cost $427,616)		417,174
SHORT TERM INVESTMENTS 2.7%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.55% (p) (q)	18,717	18,717
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (q)	13,652	13,652
Total Short Term Investments (cost $32,369)		32,369
Total Investments 101.0% (cost $1,228,992)		1,216,940
Other Derivative Instruments (0.0)%		(88)
Other Assets and Liabilities, Net (1.0)%		(12,389)
Total Net Assets 100.0%		1,204,463

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $247,044 and 20.5%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) All or portion of the security was on loan.

(j) Convertible security.

(k) Non-income producing security.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(n) This senior loan will settle after March 31, 2018. The reference rate and spread presented will go into effect upon settlement.

(o) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2018, the total payable for investments purchased on a delayed delivery basis was $4,460.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bank of The West Auto Trust, Series 2017-A2-1, 1.78%, 02/15/21	10/03/17	2,998	2,982	0.2
Bank of The West Auto Trust, Series 2017-A3-1, 2.11%, 01/15/23	10/04/17	3,171	3,118	0.3
COLT Funding LLC, Series 2018-A1-1 REMIC, 2.93%, 02/25/48	01/17/18	1,165	1,153	0.1
Foundation Finance Trust, Series 2017-A-1A, 3.30%, 07/15/33	12/07/17	2,338	2,323	0.2
GS Mortgage Securities Trust, Series 2017-B-SLP REMIC, 3.77%, 10/10/22	10/19/17	4,190	4,092	0.3
Hologic Inc., 4.38%, 10/15/25	10/05/17	349	338	—
Mexico City Airport Trust, 5.50%, 07/31/47	09/14/17	4,810	4,427	0.4
Mylan Inc., 4.55%, 04/15/28	03/29/18	3,720	3,740	0.3
Reckitt Benckiser Treasury Services Plc, 2.75%, 06/26/24	06/22/17	3,176	3,027	0.3
Reynolds Group Issuer Inc., 5.22%, 07/15/21	06/14/16	3,552	3,629	0.3
Samarco Mineracao SA, 0.00%, 11/01/22	10/31/12	343	254	—
		29,812	29,083	2.4

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	271	June 2018	38,832	203	903
U.S. Treasury Note, 10-Year	(1,839)	June 2018	(220,419)	(447)	(2,359)
U.S. Treasury Note, 2-Year	(273)	June 2018	(58,006)	(9)	(36)
U.S. Treasury Note, 5-Year	(158)	June 2018	(18,015)	(17)	(70)
Ultra 10-Year U.S. Treasury Note	143	June 2018	18,329	56	241
Ultra Long Term U.S. Treasury Bond	138	June 2018	21,640	126	505
				(88)	(816)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Value Equity Fund
COMMON STOCKS 99.5%
Consumer Discretionary 14.1%
Best Buy Co. Inc.	32	2,212
Comcast Corp. - Class A	86	2,952
Foot Locker Inc.	58	2,646
General Motors Co.	147	5,346
Macy's Inc.	143	4,259
Newell Brands Inc.	126	3,198
Royal Caribbean Cruises Ltd.	41	4,839
Viacom Inc. - Class B	180	5,591
		31,043
Consumer Staples 6.5%
Altria Group Inc.	47	2,910
Archer-Daniels-Midland Co.	129	5,616
Campbell Soup Co.	63	2,711
CVS Health Corp.	51	3,185
		14,422
Energy 11.9%
Apache Corp.	141	5,433
Chevron Corp.	49	5,554
Diamond Offshore Drilling Inc. (a) (b)	148	2,177
Halliburton Co.	106	4,962
National Oilwell Varco Inc.	80	2,945
Occidental Petroleum Corp.	53	3,430
Patterson-UTI Energy Inc.	108	1,891
		26,392
Financials 24.6%
Allstate Corp.	59	5,584
Bank of America Corp.	160	4,795
Bank of the Ozarks Inc.	79	3,813
Citigroup Inc.	67	4,516
Goldman Sachs Group Inc.	19	4,785
Hartford Financial Services Group Inc.	104	5,343
Huntington Bancshares Inc.	195	2,952
JPMorgan Chase & Co.	44	4,806
Lincoln National Corp.	76	5,516
Morgan Stanley	89	4,797
PNC Financial Services Group Inc.	15	2,314
Wells Fargo & Co.	98	5,157
		54,378
Health Care 12.5%
AbbVie Inc.	49	4,638
CIGNA Corp.	21	3,573
Gilead Sciences Inc.	72	5,451
McKesson Corp.	32	4,452
Merck & Co. Inc.	72	3,922
Pfizer Inc.	156	5,529
		27,565
Industrials 9.8%
Caterpillar Inc.	37	5,453
Delta Air Lines Inc.	91	4,993
Lockheed Martin Corp.	7	2,399
Spirit Aerosystems Holdings Inc. - Class A	39	3,289
Terex Corp.	54	2,028
Textron Inc.	61	3,597
		21,759
Information Technology 14.5%
Apple Inc.	14	2,315
Avnet Inc.	109	4,560
Cisco Systems Inc.	95	4,087
Cognizant Technology Solutions Corp. - Class A	29	2,343
CSRA Inc.	69	2,841
HP Inc.	102	2,225
Intel Corp.	79	4,093
International Business Machines Corp.	33	4,986
Microsoft Corp.	50	4,518
		31,968
Materials 1.7%
Nucor Corp.	60	3,684
	Shares/Par[1]	Value ($)
Telecommunication Services 2.6%
AT&T Inc.	158	5,640
Utilities 1.3%
Edison International	45	2,890
Total Common Stocks (cost $190,803)		219,741
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (c)	2,190	2,190
Total Short Term Investments (cost $2,190)		2,190
Total Investments 100.5% (cost $192,993)		221,931
Other Assets and Liabilities, Net (0.5)%		(1,030)
Total Net Assets 100.0%		220,901

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Competitive Advantage Fund
COMMON STOCKS 99.7%
Consumer Discretionary 39.9%
Aptiv Plc	276	23,491
Best Buy Co. Inc.	1,364	95,463
Delphi Technologies Plc	91	4,335
Gap Inc. (a)	2,938	91,675
Lowe's Cos. Inc.	1,023	89,775
Michael Kors Holdings Ltd. (b)	1,121	69,594
Netflix Inc. (b)	405	119,493
Nordstrom Inc.	1,790	86,629
O'Reilly Automotive Inc. (b)	255	63,112
Ross Stores Inc.	1,204	93,878
Starbucks Corp.	1,494	86,484
TJX Cos. Inc.	1,098	89,556
Tractor Supply Co.	1,313	82,758
Ulta Beauty Inc. (b)	398	81,332
		1,077,575
Consumer Staples 7.2%
Campbell Soup Co. (a)	1,831	79,296
Clorox Co.	431	57,320
Costco Wholesale Corp.	169	31,900
Hershey Co.	256	25,351
		193,867
Health Care 4.2%
AmerisourceBergen Corp.	667	57,468
Mettler-Toledo International Inc. (b)	47	27,245
Varian Medical Systems Inc. (b)	245	30,068
		114,781
Industrials 22.3%
3M Co.	372	81,759
C.H. Robinson Worldwide Inc.	1,019	95,489
Delta Air Lines Inc.	1,651	90,489
Expeditors International of Washington Inc.	450	28,452
Fastenal Co.	1,704	93,003
JB Hunt Transport Services Inc.	530	62,112
Robert Half International Inc.	1,605	92,920
Southwest Airlines Co.	985	56,434
		600,658
Information Technology 22.8%
Accenture Plc - Class A	579	88,805
Automatic Data Processing Inc.	754	85,543
	Shares/Par[1]	Value ($)
F5 Networks Inc. (b)	634	91,737
MasterCard Inc. - Class A	357	62,501
Paychex Inc.	1,339	82,487
Seagate Technology	548	32,066
Skyworks Solutions Inc.	267	26,794
Texas Instruments Inc.	883	91,724
Western Union Co. (a)	2,846	54,730
		616,387
Materials 3.3%
LyondellBasell Industries NV - Class A	838	88,503
Total Common Stocks (cost $2,417,032)		2,691,771
SHORT TERM INVESTMENTS 5.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	6,596	6,596
Securities Lending Collateral 5.1%
Repurchase Agreement with CIT, 2.20% (Collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 11/29/17, due 07/02/18 at $45,591 (e)	45,000	45,000
Repurchase Agreement with MLP, 2.20% (Collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 03/22/18, due 06/20/18 at $45,248 (e)	45,000	45,000
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	48,140	48,140
		138,140
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (f) (g)	515	513
Total Short Term Investments (cost $145,249)		145,249
Total Investments 105.1% (cost $2,562,281)		2,837,020
Other Derivative Instruments 0.0%		124
Other Assets and Liabilities, Net (5.1)%		(138,978)
Total Net Assets 100.0%		2,698,166

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	70	June 2018	9,760	124	(510)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS 99.7%
Consumer Discretionary 9.6%
Harley-Davidson Inc. (a)	1,113	47,730
Leggett & Platt Inc.	2,227	98,773
Nordstrom Inc. (a)	2,310	111,850
Omnicom Group Inc. (a)	750	54,499
Target Corp.	2,493	173,082
		485,934
Consumer Staples 8.5%
Altria Group Inc.	2,379	148,285
Coca-Cola Co.	2,245	97,514
General Mills Inc. (a)	1,895	85,396
Kimberly-Clark Corp. (a)	912	100,400
		431,595
Energy 10.1%
Chevron Corp.	911	103,939
Exxon Mobil Corp.	1,329	99,185
Helmerich & Payne Inc. (a)	1,160	77,192
ONEOK Inc.	2,857	162,626
Valero Energy Corp.	721	66,884
		509,826
Financials 9.4%
CME Group Inc.	1,058	171,173
MetLife Inc.	1,094	50,192
People's United Financial Inc.	8,490	158,415
Principal Financial Group Inc.	781	47,556
Wells Fargo & Co.	963	50,449
		477,785
Health Care 8.8%
Amgen Inc.	862	147,029
Cardinal Health Inc.	2,392	149,945
Eli Lilly & Co.	605	46,789
Gilead Sciences Inc.	732	55,196
Johnson & Johnson	389	49,836
		448,795
Industrials 9.1%
Emerson Electric Co.	2,391	163,314
General Electric Co.	5,085	68,553
PACCAR Inc.	705	46,677
United Parcel Service Inc. - Class B	941	98,459
WW Grainger Inc. (a)	302	85,232
		462,235
Information Technology 9.8%
Cisco Systems Inc.	4,116	176,537
Intel Corp.	1,025	53,387
International Business Machines Corp.	1,023	156,971
QUALCOMM Inc.	939	52,018
Texas Instruments Inc.	566	58,835
		497,748
Materials 9.0%
Air Products & Chemicals Inc.	991	157,681
International Flavors & Fragrances Inc.	714	97,756
	Shares/Par[1]	Value ($)
Nucor Corp.	773	47,194
Praxair Inc.	1,072	154,686
		457,317
Real Estate 7.9%
Kimco Realty Corp.	8,854	127,503
Simon Property Group Inc. (a)	313	48,376
Ventas Inc.	1,899	94,045
Welltower Inc.	2,443	132,960
		402,884
Telecommunication Services 8.9%
AT&T Inc.	4,210	150,098
CenturyLink Inc.	9,199	151,133
Verizon Communications Inc.	3,156	150,901
		452,132
Utilities 8.6%
American Electric Power Co. Inc.	714	48,960
Consolidated Edison Inc.	675	52,578
Duke Energy Corp.	671	51,948
Public Service Enterprise Group Inc.	2,084	104,693
SCANA Corp.	812	30,496
Southern Co.	3,267	145,925
		434,600
Total Common Stocks (cost $5,069,509)		5,060,851
SHORT TERM INVESTMENTS 3.8%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (b) (c)	4,363	4,363
Securities Lending Collateral 3.7%
Repurchase Agreement with CIT, 2.20% (Collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 11/29/17, due 07/02/18 at $91,183 (d)	90,000	90,000
Repurchase Agreement with MLP, 2.20% (Collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 03/22/18, due 06/20/18 at $90,495 (d)	90,000	90,000
Securities Lending Cash Collateral Fund LLC, 1.69% (b) (c)	9,513	9,513
		189,513
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (e) (f)	850	847
Total Short Term Investments (cost $194,723)		194,723
Total Investments 103.5% (cost $5,264,232)		5,255,574
Other Derivative Instruments 0.0%		215
Other Assets and Liabilities, Net (3.5)%		(178,805)
Total Net Assets 100.0%		5,076,984

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	150	June 2018	20,702	215	(880)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/S&P International 5 Fund
COMMON STOCKS 98.9%
Australia 10.6%
AGL Energy Ltd.	15	249
AMP Ltd.	61	237
Aurizon Holdings Ltd.	64	209
Australia & New Zealand Banking Group Ltd.	11	233
BHP Billiton Ltd.	11	232
CIMIC Group Ltd.	3	109
Coca-Cola Amatil Ltd.	17	113
Crown Resorts Ltd.	22	211
Fortescue Metals Group Ltd.	63	212
Insurance Australia Group Ltd.	40	230
Macquarie Group Ltd.	3	250
Medibank Private Ltd.	93	208
Mirvac Group	150	249
Qantas Airways Ltd.	57	257
QBE Insurance Group Ltd.	31	232
South32 Ltd.	97	241
Stockland	72	223
Suncorp Group Ltd.	24	245
Telstra Corp. Ltd.	93	225
Vicinity Centres	118	219
Wesfarmers Ltd.	8	254
Westpac Banking Corp.	10	231
Woodside Petroleum Ltd.	11	256
		5,125
Belgium 2.0%
KBC Groep NV	4	373
Solvay SA	3	348
UCB SA	3	264
		985
Canada 7.9%
Barrick Gold Corp.	32	401
Blackberry Ltd. (a)	19	218
Cameco Corp.	14	131
CGI Group Inc. - Class A (a)	6	375
George Weston Ltd.	2	129
Gildan Activewear Inc.	6	182
Husky Energy Inc. (a)	10	139
Imperial Oil Ltd.	8	225
Inter Pipeline Ltd.	10	179
Loblaw Cos. Ltd.	4	227
Magna International Inc.	7	377
Rogers Communications Inc. - Class B	8	366
Sun Life Financial Inc.	9	370
Teck Resources Ltd. - Class B	13	330
Wheaton Precious Metals Corp.	10	196
		3,845
Denmark 1.6%
Carlsberg A/S - Class B	3	389
Danske Bank A/S	10	375
		764
Finland 0.9%
UPM-Kymmene Oyj	12	432
France 9.8%
AtoS SE	3	417
AXA SA	13	339
BNP Paribas SA	5	372
Capgemini SA	3	402
Klepierre	10	393
Natixis	46	382
Orange SA	24	402
Renault SA	4	453
Schneider Electric SE	5	403
Valeo SA	6	402
Veolia Environnement	16	390
Vinci SA	4	393
		4,748
Germany 3.6%
Allianz SE	2	387
	Shares/Par[1]	Value ($)
BASF SE	4	384
Covestro AG	4	354
Hannover Rueck SE	1	179
Muenchener Rueckversicherungs AG	2	416
		1,720
Hong Kong 1.6%
CK Hutchison Holdings Ltd.	20	241
Hang Lung Properties Ltd.	95	222
Wharf Holdings Ltd.	61	211
Yue Yuen Industrial Holdings Ltd.	27	110
		784
Ireland 0.8%
ICON Plc (a)	3	374
Israel 0.2%
Bank Hapoalim BM	5	38
Bank Leumi Le-Israel BM	6	39
		77
Italy 4.8%
A2A SpA	101	192
Assicurazioni Generali SpA	21	411
Atlantia SpA	13	403
Banca Mediolanum SpA	20	173
Poste Italiane SpA	42	382
Snam Rete Gas SpA	89	409
Terna Rete Elettrica Nazionale SpA	64	372
		2,342
Japan 23.6%
Amada Co. Ltd.	16	195
Bridgestone Corp.	7	326
Canon Inc.	9	316
Casio Computer Co. Ltd. (b)	19	288
DIC Corp.	4	135
Electric Power Development Co. Ltd.	6	145
Hitachi Chemical Co. Ltd.	13	285
Honda Motor Co. Ltd.	9	311
Iida Group Holdings Co. Ltd. (b)	8	146
ITOCHU Corp.	17	332
Japan Airlines Co. Ltd.	9	354
Japan Tobacco Inc.	12	332
JTEKT Corp.	9	134
Kansai Electric Power Co. Inc.	23	304
KDDI Corp.	13	343
Konica Minolta Holdings Inc.	31	263
Lawson Inc.	4	301
Mitsubishi Chemical Holdings Corp.	32	311
Mitsubishi Corp.	12	315
Mitsubishi Heavy Industries Ltd.	8	312
Mitsui & Co. Ltd.	18	311
Mixi Inc.	5	203
Mizuho Financial Group Inc.	176	320
Nippon Electric Glass Co. Ltd.	7	207
Nippon Paper Industry Co. (b)	7	135
Nippon Steel Corp.	13	294
Nippon Telegraph & Telephone Corp.	7	330
Nissan Motor Co. Ltd.	31	326
Nomura Real Estate Holdings Inc.	9	207
Obayashi Corp.	25	278
Resona Holdings Inc.	57	306
Seiko Epson Corp.	17	293
Sekisui House Ltd.	18	340
Sojitz Corp.	87	279
Sompo Holdings Inc.	8	344
Subaru Corp. NPV	9	308
Sumitomo Chemical Co. Ltd.	53	310
Sumitomo Corp.	19	312
Takeda Pharmaceutical Co. Ltd.	6	282
Teijin Ltd.	14	276
Toyota Motor Corp.	5	313
		11,422
Netherlands 4.9%
Koninklijke KPN NV	127	381
Koninklijke Philips Electronics NV	10	398
Randstad Holding NV (b)	6	369

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Royal Dutch Shell Plc - Class A	13	397
Royal Dutch Shell Plc - Class B	13	403
Unilever NV - CVA	8	428
		2,376
Norway 1.3%
Subsea 7 S.A.	18	227
Telenor ASA	18	399
		626
Singapore 1.7%
Ascendas REIT	115	231
ComfortDelgro Corp. Ltd.	153	240
Genting Singapore Plc	284	235
Singapore Technologies Engineering Ltd.	44	122
		828
South Korea 1.0%
Coway Co. Ltd.	3	229
S-Oil Corp.	2	250
		479
Spain 4.7%
ACS Actividades de Construccion y Servicios SA	8	299
Aena SME SA	2	394
Banco de Sabadell SA	188	386
Bankia SA	81	365
Red Electrica Corp. SA	20	418
Repsol SA	23	412
		2,274
Sweden 0.8%
Electrolux AB - Class B (b)	12	382
Switzerland 1.6%
Swisscom AG (b)	1	365
Zurich Insurance Group AG	1	398
		763
United Kingdom 15.1%
Admiral Group Plc	7	174
Aviva Plc	57	401
Barratt Developments Plc	47	353
Berkeley Group Holdings Plc	5	265
BHP Billiton Plc	19	375
British Land Co. Plc	30	275
Carnival Plc	6	386

	Shares/Par[1]	Value ($)
Direct Line Insurance Group Plc	34	180
G4S Plc	49	171
International Consolidated Airlines Group SA	48	417
Legal & General Group Plc	110	401
Next Plc	6	395
Old Mutual Plc	101	340
Persimmon Plc	11	398
Relx Plc	20	402
Rio Tinto Plc	7	363
Royal Mail Plc	46	349
Schroders Plc	4	168
Smiths Group Plc	12	259
St. James's Place Plc	11	176
Standard Life Aberdeen Plc	78	393
Taylor Wimpey Plc	100	259
Unilever Plc	8	429
		7,329
United States of America 0.4%
Orbotech Ltd. (a)	3	179
Total Common Stocks (cost $45,865)		47,854
SHORT TERM INVESTMENTS 3.8%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	248	248
Securities Lending Collateral 3.2%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	1,581	1,581
Treasury Securities 0.1%
U.S. Treasury Bill
1.47%, 06/07/18 (e) (f)	35	35
Total Short Term Investments (cost $1,864)		1,864
Total Investments 102.7% (cost $47,729)		49,718
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (2.7)%		(1,324)
Total Net Assets 100.0%		48,398

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Mini MSCI Emerging EAFE Index	4	June 2018	407	4	(7)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	DUB	04/02/18	CAD	38	29	—
CHF/USD	UBS	04/04/18	CHF	2	2	—
EUR/USD	UBS	04/03/18	EUR	20	24	—
EUR/USD	UBS	04/04/18	EUR	21	26	—
GBP/USD	UBS	04/03/18	GBP	13	18	—
GBP/USD	UBS	04/04/18	GBP	16	23	—
HKD/USD	JPM	04/04/18	HKD	57	7	—
JPY/USD	DUB	04/03/18	JPY	5,258	50	—
SGD/USD	DUB	04/04/18	SGD	9	7	—
USD/SGD	CIT	04/02/18	SGD	(6)	(5)	—
					181	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Intrinsic Value Fund
COMMON STOCKS 99.5%
Consumer Discretionary 52.3%
Best Buy Co. Inc.	1,286	90,043
Discovery Communications Inc. - Class A (a) (b)	3,638	77,970
Foot Locker Inc.	1,928	87,813
Ford Motor Co.	6,972	77,245
Gap Inc.	2,769	86,390
H&R Block Inc.	2,009	51,051
HanesBrands Inc. (b)	3,724	68,596
Harley-Davidson Inc. (b)	1,670	71,621
Interpublic Group of Cos. Inc.	1,266	29,154
Kohl's Corp.	1,611	105,510
Limited Brands Inc.	535	20,431
Lowe's Cos. Inc.	344	30,183
Macy's Inc. (b)	2,358	70,118
Nordstrom Inc. (b)	1,173	56,771
Omnicom Group Inc.	1,071	77,797
Pulte Homes Inc.	940	27,731
Ralph Lauren Corp. - Class A	827	92,492
Target Corp.	1,279	88,796
Twenty-First Century Fox Inc. - Class A	1,773	65,070
Wyndham Worldwide Corp.	230	26,357
		1,301,139
Consumer Staples 7.8%
Archer-Daniels-Midland Co.	615	26,675
Campbell Soup Co. (b)	613	26,549
CVS Health Corp.	1,083	67,396
General Mills Inc.	522	23,525
Walgreens Boots Alliance Inc.	767	50,194
		194,339
Energy 2.6%
Valero Energy Corp.	701	65,058
Health Care 17.9%
Amgen Inc.	299	50,930
Anthem Inc.	118	25,830
Cardinal Health Inc.	847	53,103
Celgene Corp. (a)	303	27,027
DaVita Inc. (a)	1,250	82,396
Express Scripts Holding Co. (a)	1,180	81,484
	Shares/Par[1]	Value ($)
Gilead Sciences Inc.	670	50,537
McKesson Corp.	534	75,258
		446,565
Information Technology 15.7%
Cisco Systems Inc.	1,517	65,057
HP Inc.	3,750	82,200
International Business Machines Corp.	524	80,432
Juniper Networks Inc.	2,910	70,805
NetApp Inc.	1,093	67,443
Western Union Co.	1,333	25,629
		391,566
Real Estate 2.1%
Host Hotels & Resorts Inc.	1,415	26,379
Simon Property Group Inc.	173	26,644
		53,023
Telecommunication Services 1.1%
AT&T Inc.	750	26,724
Total Common Stocks (cost $2,412,154)		2,478,414
SHORT TERM INVESTMENTS 4.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	7,280	7,280
Securities Lending Collateral 4.2%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	104,459	104,459
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (e) (f)	845	842
Total Short Term Investments (cost $112,581)		112,581
Total Investments 104.0% (cost $2,524,735)		2,590,995
Other Derivative Instruments 0.0%		192
Other Assets and Liabilities, Net (4.0)%		(99,972)
Total Net Assets 100.0%		2,491,215

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	103	June 2018	14,361	192	(750)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Mid 3 Fund
COMMON STOCKS 99.9%
Consumer Discretionary 41.4%
AMC Networks Inc. - Class A (a)	79	4,079
American Eagle Outfitters Inc.	174	3,461
AutoNation Inc. (a)	86	4,025
Big Lots Inc. (b)	209	9,119
Brinker International Inc. (b)	245	8,850
Carter's Inc.	65	6,800
Cheesecake Factory Inc. (b)	72	3,476
Churchill Downs Inc.	12	2,856
Cracker Barrel Old Country Store Inc. (b)	21	3,395
Dick's Sporting Goods Inc.	104	3,646
Gentex Corp.	147	3,375
KB Home	149	4,244
Michaels Cos. Inc. (a)	367	7,227
NVR Inc. (a)	1	3,301
Papa John's International Inc. (b)	74	4,253
Polaris Industries Inc.	29	3,367
Sally Beauty Holdings Inc. (a)	357	5,866
Six Flags Entertainment Corp.	67	4,162
Tegna Inc.	164	1,871
Tempur Sealy International Inc. (a) (b)	87	3,958
Texas Roadhouse Inc.	60	3,482
Thor Industries Inc.	26	2,992
Tupperware Brands Corp.	43	2,084
Urban Outfitters Inc. (a)	94	3,487
Williams-Sonoma Inc. (b)	147	7,770
		111,146
Consumer Staples 9.2%
Boston Beer Co. Inc. - Class A (a)	26	4,883
Energizer Holdings Inc.	79	4,686
Nu Skin Enterprises Inc. - Class A	21	1,575
Sanderson Farms Inc.	27	3,239
Sprouts Farmers Market Inc. (a)	130	3,048
TreeHouse Foods Inc. (a)	109	4,167
United Natural Foods Inc. (a)	70	3,020
		24,618
Financials 8.5%
American Financial Group Inc.	27	3,006
CNO Financial Group Inc.	133	2,884
Federated Investors Inc. - Class B	93	3,098
Hanover Insurance Group Inc.	8	988
Legg Mason Inc.	104	4,216
Reinsurance Group of America Inc.	27	4,145
RenaissanceRe Holdings Ltd.	32	4,470
		22,807
Health Care 9.0%
Allscripts-Misys Healthcare Solutions Inc. (a)	218	2,690
Encompass Health Corp.	40	2,266
MEDNAX Inc. (a)	76	4,216
Molina Healthcare Inc. (a)	103	8,396
United Therapeutics Corp. (a)	29	3,246
WellCare Health Plans Inc. (a)	17	3,346
		24,160
Industrials 5.7%
AECOM (a)	85	3,032
Carlisle Cos. Inc.	42	4,348
Donaldson Co. Inc.	19	872

	Shares/Par[1]	Value ($)
Old Dominion Freight Line Inc.	24	3,523
Pitney Bowes Inc.	244	2,654
Regal-Beloit Corp.	13	918
		15,347
Information Technology 12.3%
CDK Global Inc.	62	3,951
Convergys Corp.	65	1,469
CoreLogic Inc. (a)	20	899
InterDigital Inc.	12	918
IPG Photonics Corp. (a)	14	3,156
Jack Henry & Associates Inc.	29	3,456
MAXIMUS Inc.	32	2,105
NCR Corp. (a)	126	3,986
Synaptics Inc. (a)	90	4,098
Teradata Corp. (a)	91	3,612
Teradyne Inc.	74	3,375
Vishay Intertechnology Inc.	115	2,136
		33,161
Materials 2.1%
Bemis Co. Inc.	34	1,484
Scotts Miracle-Gro Co. - Class A	48	4,090
		5,574
Real Estate 11.7%
Corporate Office Properties Trust	121	3,127
EPR Properties	37	2,031
Hospitality Properties Trust	71	1,803
Jones Lang LaSalle Inc.	26	4,502
Life Storage Inc.	38	3,209
Omega Healthcare Investors Inc. (b)	331	8,957
Senior Housing Properties Trust	200	3,126
Tanger Factory Outlet Centers Inc. (b)	135	2,973
Washington Prime Group Inc. (b)	138	921
Weingarten Realty Investors	33	933
		31,582
Total Common Stocks (cost $267,440)		268,395
SHORT TERM INVESTMENTS 10.1%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	773	773
Securities Lending Collateral 9.8%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	26,333	26,333
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (e) (f)	70	70
Total Short Term Investments (cost $27,176)		27,176
Total Investments 110.0% (cost $294,616)		295,571
Other Derivative Instruments 0.0%		16
Other Assets and Liabilities, Net (10.0)%		(26,814)
Total Net Assets 100.0%		268,773

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P MidCap 400 E-Mini Index	6	June 2018	1,123	16	6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Total Yield Fund
COMMON STOCKS 99.6%
Consumer Discretionary 36.2%
Best Buy Co. Inc.	723	50,624
CBS Corp. - Class B	410	21,048
Discovery Communications Inc. - Class A (a) (b)	1,069	22,899
Foot Locker Inc.	1,203	54,805
Gap Inc.	2,503	78,106
H&R Block Inc.	951	24,153
HanesBrands Inc. (b)	2,374	43,727
Harley-Davidson Inc. (b)	469	20,127
Kohl's Corp.	1,451	95,052
Macy's Inc.	2,934	87,269
Marriott International Inc. - Class A	171	23,237
Newell Brands Inc. (b)	1,687	42,982
Nordstrom Inc.	470	22,765
Pulte Homes Inc.	1,554	45,818
Target Corp.	1,150	79,835
Viacom Inc. - Class B	1,559	48,416
Yum! Brands Inc.	281	23,935
		784,798
Consumer Staples 7.1%
Archer-Daniels-Midland Co.	574	24,909
CVS Health Corp.	979	60,876
Molson Coors Brewing Co. - Class B	316	23,843
Walgreens Boots Alliance Inc.	680	44,511
		154,139
Energy 2.5%
Andeavor Corp.	269	27,083
Valero Energy Corp.	279	25,887
		52,970
Financials 13.2%
Ameriprise Financial Inc.	470	69,554
Assurant Inc.	487	44,500
Capital One Financial Corp.	546	52,356
Discover Financial Services	330	23,761
Franklin Resources Inc.	624	21,642
Northern Trust Corp.	269	27,711
State Street Corp.	227	22,672
Unum Group	493	23,453
		285,649
Health Care 9.3%
Aetna Inc.	281	47,419
DaVita Inc. (a)	405	26,734
Express Scripts Holding Co. (a)	744	51,385
McKesson Corp.	320	45,133
Patterson Cos. Inc.	1,429	31,756
		202,427
Industrials 8.7%
Alaska Air Group Inc.	374	23,184
Emerson Electric Co.	767	52,357

	Shares/Par[1]	Value ($)
General Electric Co.	2,281	30,744
Harris Corp.	349	56,265
TransDigm Group Inc.	84	25,754
		188,304
Information Technology 10.4%
Corning Inc.	825	23,006
Fidelity National Information Services Inc.	248	23,914
Juniper Networks Inc.	940	22,882
Lam Research Corp.	269	54,644
Motorola Solutions Inc.	524	55,136
Western Digital Corp.	271	25,023
Xerox Corp.	735	21,159
		225,764
Materials 8.1%
Albemarle Corp.	382	35,455
Ball Corp.	1,201	47,703
CF Industries Holdings Inc.	585	22,075
PPG Industries Inc.	228	25,448
Sealed Air Corp.	1,063	45,480
		176,161
Real Estate 3.1%
Welltower Inc.	347	18,888
Weyerhaeuser Co.	1,394	48,782
		67,670
Telecommunication Services 1.0%
CenturyLink Inc.	1,366	22,437
Total Common Stocks (cost $2,197,259)		2,160,319
SHORT TERM INVESTMENTS 3.8%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	2,042	2,042
Securities Lending Collateral 3.7%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	80,208	80,208
Treasury Securities 0.0%
U.S. Treasury Bill
1.47%, 06/07/18 (e) (f)	510	508
Total Short Term Investments (cost $82,758)		82,758
Total Investments 103.4% (cost $2,280,017)		2,243,077
Other Derivative Instruments 0.0%		129
Other Assets and Liabilities, Net (3.4)%		(74,674)
Total Net Assets 100.0%		2,168,532

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	73	June 2018	10,013	129	(366)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Scout Unconstrained Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.2%
American Airlines Pass-Through Trust
Series 2013-A-2, 4.95%, 01/15/23	1,036	1,071
Bank of The West Auto Trust
Series 2015-A3-1, 1.31%, 10/15/19 (a)	761	760
Series 2017-A2-1, 1.78%, 02/15/21	7,415	7,376
CarMax Auto Owner Trust
Series 2014-A3-4, 1.25%, 04/15/18	1,369	1,368
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	2,840	2,821
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	216	230
GreenPoint Mortgage Funding Trust
Series 2005-M3-HE1, REMIC, 2.77%, (1M US LIBOR + 0.90%), 09/25/34 (b)	169	168
GS Mortgage Securities Trust
Series 2013-AAB-GC14, REMIC, 3.82%, 04/10/23	2,260	2,311
Hertz Vehicle Financing LLC
Series 2013-A2-1A, 1.83%, 08/25/18	2,225	2,221
Series 2015-A-2A, 2.02%, 09/25/18 (a)	7,811	7,781
Home Equity Loan Trust
Series 2006-AI3-HSA2, REMIC, 5.55%, 11/25/27 (b)	1,785	994
Huntington Auto Trust
Series 2015-A3-1, 1.24%, 09/16/19	859	857
Hyundai Auto Receivables Trust
Series 2016-A2-B, 1.12%, 10/15/19	4,728	4,713
Northwest Airlines Inc.
Series 2007-A-1, 7.03%, 11/01/19	2,919	3,080
US Airways Pass-Through Trust
Series 2010-A-1, 6.25%, 04/22/23	1,677	1,817
Series 2012-A-1, 5.90%, 10/01/24	4,888	5,270
Total Non-U.S. Government Agency Asset-Backed Securities (cost $43,573)		42,838
CORPORATE BONDS AND NOTES 26.6%
Consumer Staples 1.4%
Campbell Soup Co.
2.77%, (3M US LIBOR + 0.63%), 03/15/21 (b)	555	555
3.30%, 03/15/21 (c)	2,770	2,787
CVS Health Corp.
3.70%, 03/09/23	2,765	2,775
Philip Morris International Inc.
2.00%, 02/21/20	3,550	3,497
		9,614
Energy 0.5%
Energy Transfer Partners LP
4.05%, 03/15/25	3,460	3,395
Financials 22.3%
AIG Global Funding
1.95%, 10/18/19 (a)	3,880	3,827
2.17%, (3M US LIBOR + 0.48%), 07/02/20 (a) (b)	3,350	3,351
Ally Financial Inc.
3.25%, 11/05/18	7,550	7,552
American Express Co.
2.20%, 10/30/20	3,195	3,117
American Express Credit Corp.
1.70%, 10/30/19	4,450	4,373
2.60%, 09/14/20	5,240	5,177
Bank of America Corp.
2.60%, 01/15/19	5,030	5,030
Bank of America NA
1.75%, 06/05/18	3,470	3,465
2.05%, 12/07/18	1,795	1,788
Capital One NA
2.35%, 08/17/18	2,980	2,977
Citigroup Inc.
2.69%, (3M US LIBOR + 0.95%), 07/24/23 (b)	6,350	6,375
Credit Suisse AG
1.70%, 04/27/18	4,425	4,424
Daimler Finance North America LLC
2.00%, 08/03/18 (a)	3,820	3,813
	Shares/Par[1]	Value ($)
1.75%, 10/30/19 (a)	4,175	4,099
2.30%, 01/06/20 (a)	6,625	6,544
Ford Motor Credit Co. LLC
2.88%, 10/01/18	8,110	8,115
2.55%, 10/05/18	4,145	4,140
2.94%, 01/08/19	4,390	4,392
2.43%, 06/12/20	5,880	5,764
Goldman Sachs Group Inc.
2.75%, 09/15/20	1,795	1,777
JPMorgan Chase & Co.
2.75%, 06/23/20	4,525	4,500
2.61%, (3M US LIBOR + 0.55%), 03/09/21 (b)	11,105	11,136
JPMorgan Chase Bank NA
2.06%, (3M US LIBOR + 0.29%), 02/01/21 (b)	6,130	6,130
MassMutual Global Funding II
1.95%, 09/22/20 (a) (c)	7,495	7,310
Metropolitan Life Global Funding I
1.35%, 09/14/18 (a)	8,000	7,963
New York Life Global Funding
1.83%, (3M US LIBOR + 0.12%), 04/12/19 (a) (b)	10,025	10,027
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (a)	3,295	3,261
UBS AG
2.45%, 12/01/20 (a)	2,615	2,568
Wells Fargo & Co.
2.55%, 12/07/20	4,317	4,249
3.00%, (3M US LIBOR + 1.23%), 10/31/23 (b)	6,450	6,536
		153,780
Health Care 1.6%
Abbott Laboratories
2.35%, 11/22/19	3,573	3,547
Becton Dickinson & Co.
2.13%, 06/06/19	3,220	3,185
2.40%, 06/05/20	4,440	4,355
		11,087
Materials 0.3%
Sherwin-Williams Co.
2.25%, 05/15/20	2,600	2,557
Telecommunication Services 0.5%
AT&T Inc.
3.40%, 08/14/24	3,450	3,468
Total Corporate Bonds And Notes (cost $184,692)		183,901
GOVERNMENT AND AGENCY OBLIGATIONS 64.1%
Collateralized Mortgage Obligations 0.1%
Federal National Mortgage Association
Series 2003-CA-89, REMIC, 4.50%, 09/25/18	659	661
Commercial Mortgage-Backed Securities 3.3%
Federal Home Loan Mortgage Corp.
Series A-KF15, REMIC, 2.34%, (1M US LIBOR +/- MBS spread), 02/25/23 (b)	12,370	12,419
Series A-KF17, REMIC, 2.22%, (1M US LIBOR +/- MBS spread), 03/25/23 (b)	4,439	4,451
Series A2-KP03, REMIC, 1.78%, 07/25/19	3,225	3,184
Federal National Mortgage Association
Series 2013-ASQ2-M9, REMIC, 1.82%, 06/25/18	2,673	2,664
Series 2015-ASQ2-M7, REMIC, 1.55%, 04/25/18	16	15
Series 2015-FA-M3, REMIC, 1.81%, (1M US LIBOR +/- MBS spread), 06/25/18 (b)	227	227
		22,960
Mortgage-Backed Securities 5.5%
Federal National Mortgage Association
1.82%, (1M US LIBOR +/- MBS spread), 10/01/19 (b)	22,350	22,346
2.77%, 06/01/23	3,455	3,424
TBA, 3.00%, 05/15/48 (d)	12,555	12,232
		38,002
Treasury Inflation Indexed Securities 2.1%
U.S. Treasury Inflation Indexed Bond
1.00%, 02/15/48 (e)	7,066	7,221
U.S. Treasury Inflation Indexed Note
0.50%, 01/15/28 (e)	7,064	6,931
		14,152

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
U.S. Treasury Securities 53.1%
U.S. Treasury Bond
2.75%, 11/15/47	2,710	2,583
U.S. Treasury Note
2.00%, 12/31/21	14,205	13,952
1.88%, 02/28/22	8,430	8,232
2.75%, 02/28/25 - 02/15/28	164,780	165,119
2.25%, 08/15/27 - 11/15/27	184,180	176,332
		366,218
Total Government And Agency Obligations (cost $442,976)		441,993
SHORT TERM INVESTMENTS 4.4%
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 1.55% (f) (g)	26,479	26,479
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 1.69% (f) (g)	3,805	3,805
Total Short Term Investments (cost $30,284)		30,284
Total Investments 101.3% (cost $701,525)		699,016
Other Derivative Instruments (0.0)%		(133)
Other Assets and Liabilities, Net (1.3)%		(8,946)
Total Net Assets 100.0%		689,937

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $61,304 and 8.9%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) All or portion of the security was on loan.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2018, the total payable for investments purchased on a delayed delivery basis was $12,150.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro-Bund	(1,170)	June 2018	EUR	(183,475)	(173)	(3,776)

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.NA.HY.30 (Q)	5.00	06/20/23	(9,940)	600	40	(14)
				600	40	(14)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 98.6%
Consumer Discretionary 21.1%
Airbnb Inc. - Class E (a) (b) (c) (d)	85	9,566
Amazon.com Inc. (a)	437	632,252
Aptiv Plc	651	55,332
Booking Holdings Inc. (a)	209	434,211
Caesars Entertainment Corp. (a)	4,230	47,586
Dollar General Corp.	386	36,096
Dollarama Inc.	331	40,233
Ferrari NV (e)	401	48,335
Home Depot Inc.	81	14,348
Marriott International Inc. - Class A	159	21,686
MGM Resorts International	641	22,434
Netflix Inc. (a)	369	109,073
Nike Inc. - Class B	607	40,336
NVR Inc. (a)	11	29,680
Tesla Inc. (a) (e)	558	148,540
Walt Disney Co.	957	96,131
Wynn Resorts Ltd.	425	77,450
Yum! Brands Inc.	752	63,975
		1,927,264
Consumer Staples 1.6%
Philip Morris International Inc.	1,489	147,968
Financials 6.5%
Charles Schwab Corp.	1,054	55,066
Chubb Ltd.	576	78,725
First Republic Bank	360	33,371
Intercontinental Exchange Inc.	1,118	81,085
JPMorgan Chase & Co.	947	104,164
Morgan Stanley	1,555	83,919
State Street Corp.	388	38,715
TD Ameritrade Holding Corp.	2,047	121,238
		596,283
Health Care 13.2%
Alexion Pharmaceuticals Inc. (a)	814	90,681
Alnylam Pharmaceuticals Inc. (a)	314	37,350
Anthem Inc.	468	102,820
Becton Dickinson & Co.	800	173,358
Centene Corp. (a)	387	41,409
CIGNA Corp.	287	48,218
Danaher Corp.	444	43,501
Incyte Corp. (a)	503	41,898
Intuitive Surgical Inc. (a)	313	129,298
Stryker Corp.	860	138,375
UnitedHealth Group Inc.	962	205,908
Vertex Pharmaceuticals Inc. (a)	917	149,444
		1,202,260
Industrials 10.6%
Acuity Brands Inc.	472	65,672
American Airlines Group Inc.	1,794	93,203
Boeing Co.	937	307,379
Equifax Inc.	548	64,549
Fortive Corp.	1,024	79,406
Fortune Brands Home & Security Inc.	633	37,268
Honeywell International Inc.	497	71,821
Illinois Tool Works Inc.	274	42,956
Roper Industries Inc.	324	90,820
TransUnion LLC (a)	1,241	70,482
Wabtec Corp. (e)	483	39,309
		962,865
Information Technology 41.0%
Activision Blizzard Inc.	766	51,647
Alibaba Group Holding Ltd. - ADS (a) (e)	1,416	259,923
Alphabet Inc. - Class A (a)	207	215,103
Alphabet Inc. - Class C (a)	227	234,675
Apple Inc.	1,043	175,072
ASML Holding NV - ADR	303	60,064
Broadcom Ltd.	379	89,217
Dropbox Inc. (a) (c) (d) (f)	291	8,643
Dropbox Inc. - Class A (a)	91	2,834
Electronic Arts Inc. (a)	835	101,248
	Shares/Par[1]	Value ($)
Facebook Inc. - Class A (a)	2,131	340,479
Fidelity National Information Services Inc.	602	57,924
Fiserv Inc. (a)	1,086	77,432
Intuit Inc.	819	141,984
MasterCard Inc. - Class A	1,198	209,929
Microsoft Corp.	4,565	416,657
PayPal Holdings Inc. (a)	1,667	126,442
QUALCOMM Inc.	728	40,350
Red Hat Inc. (a)	364	54,438
Salesforce.com Inc. (a)	1,258	146,305
ServiceNow Inc. (a)	456	75,418
Snap Inc. - Class A (a) (e)	1,120	17,778
Symantec Corp.	4,579	118,377
Tencent Holdings Ltd.	2,196	117,254
Texas Instruments Inc.	872	90,628
Visa Inc. - Class A	2,135	255,377
VMware Inc. - Class A (a) (e)	492	59,625
Workday Inc. - Class A (a)	532	67,630
Worldpay Inc. - Class A (a)	1,165	95,810
Xilinx Inc.	509	36,789
		3,745,052
Materials 0.6%
DowDuPont Inc.	813	51,771
Real Estate 2.1%
American Tower Corp.	328	47,644
Crown Castle International Corp.	1,327	145,469
WeWork Co. - Class A (a) (b) (c) (d)	6	276
		193,389
Utilities 1.9%
American Water Works Co. Inc.	561	46,059
NextEra Energy Inc.	321	52,494
Sempra Energy	708	78,781
		177,334
Total Common Stocks (cost $6,753,903)		9,004,186
PREFERRED STOCKS 0.6%
Consumer Discretionary 0.2%
Airbnb Inc. - Series D (a) (b) (c) (d)	167	18,831
Industrials 0.1%
Beijing Xiaoju Kuaizhi Co. Ltd. - Series A-17 (a) (b) (c) (d)	246	12,296
Information Technology 0.2%
Flipkart Ltd. - Series E (a) (b) (c) (d)	9	818
Flipkart Ltd. - Series H (a) (b) (c) (d)	40	5,581
Flipkart Ltd. (a) (b) (c) (d)	8	729
Flipkart Ltd. - Series G (a) (b) (c) (d)	43	5,061
Flipkart Ltd. - Series A (a) (b) (c) (d)	3	249
Flipkart Ltd. - Series C (a) (b) (c) (d)	5	440
		12,878
Real Estate 0.1%
WeWork Co. - Series E (a) (b) (c) (d)	152	6,966
Total Preferred Stocks (cost $32,234)		50,971
CORPORATE BONDS AND NOTES 0.2%
Consumer Discretionary 0.2%
Caesars Entertainment Corp.
5.00%, 10/01/24 (e) (g)	10,449	18,233
Total Corporate Bonds And Notes (cost $18,796)		18,233
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.55% (h) (i)	3,999	3,999
T. Rowe Price Government Reserve Fund, 1.59% (h) (i)	60,749	60,749
		64,748
Securities Lending Collateral 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (i)	55,544	55,544
Total Short Term Investments (cost $120,292)		120,292
Total Investments 100.7% (cost $6,925,225)		9,193,682
Other Assets and Liabilities, Net (0.7)%		(64,069)
Total Net Assets 100.0%		9,129,613

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) All or portion of the security was on loan.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Airbnb Inc. - Class E	07/14/15	7,889	9,566	0.1
Airbnb Inc. - Series D	04/16/14	6,792	18,831	0.2
Beijing Xiaoju Kuaizhi Co. Ltd. - Series A-17	10/20/15	6,753	12,296	0.1
Dropbox Inc.	03/23/14	8,341	8,643	0.1
Flipkart Ltd. - Series C	03/20/15	575	440	—
Flipkart Ltd. - Series E	03/20/15	1,070	818	—
Flipkart Ltd. - Series H	04/20/15	5,646	5,581	0.1
Flipkart Ltd. - Series G	12/17/14	5,120	5,061	0.1
Flipkart Ltd.	03/20/15	955	729	—
Flipkart Ltd. - Series A	03/20/15	326	249	—
WeWork Co. - Series E	06/23/15	4,997	6,966	0.1
WeWork Co. - Class A	06/23/15	198	276	—
		48,662	69,456	0.8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 92.3%
Consumer Discretionary 14.5%
Aptiv Plc	270	22,942
ARAMARK Corp.	876	34,655
Burlington Stores Inc. (a)	269	35,817
Carmax Inc. (a) (b)	586	36,297
Dollar General Corp.	991	92,708
Dunkin' Brands Group Inc. (b)	475	28,353
Expedia Inc.	306	33,785
Ferrari NV	90	10,847
Marriott International Inc. - Class A	540	73,429
MGM Resorts International	1,298	45,456
Michaels Cos. Inc. (a)	720	14,191
Norwegian Cruise Line Holdings Ltd. (a)	1,517	80,355
O'Reilly Automotive Inc. (a)	181	44,776
PVH Corp.	144	21,806
Royal Caribbean Cruises Ltd.	182	21,429
ServiceMaster Global Holdings Inc. (a)	684	34,793
Tapestry Inc.	2,073	109,061
Ulta Beauty Inc. (a)	90	18,384
Vail Resorts Inc.	198	43,897
		802,981
Consumer Staples 1.9%
Casey's General Stores Inc.	288	31,614
ConAgra Brands Inc.	636	23,456
Sprouts Farmers Market Inc. (a)	990	23,235
TreeHouse Foods Inc. (a)	603	23,077
		101,382
Energy 1.2%
ARC Resources Ltd. (b)	944	10,287
Centennial Resource Development Inc. - Class A (a) (b)	901	16,533
Concho Resources Inc. (a)	274	41,190
		68,010
Financials 8.9%
Axis Capital Holdings Ltd.	5	255
CBOE Global Markets Inc.	450	51,345
Fidelity National Financial Inc.	1,899	75,998
Fifth Third Bancorp	901	28,607
KKR & Co. LP	1,078	21,883
MarketAxess Holdings Inc.	86	18,700
MSCI Inc.	45	6,726
Oaktree Capital Group LLC - Class A	217	8,590
Progressive Corp.	1,259	76,711
SLM Corp. (a)	1,621	18,171
TD Ameritrade Holding Corp.	1,493	88,430
Webster Financial Corp.	284	15,734
Willis Towers Watson Plc	540	82,183
		493,333
Health Care 15.9%
Acadia HealthCare Co. Inc. (a) (b)	629	24,644
Agilent Technologies Inc.	1,267	84,762
Alkermes Plc (a)	1,048	60,742
Alnylam Pharmaceuticals Inc. (a)	319	37,993
athenahealth Inc. (a)	85	12,158
Bruker Corp.	1,576	47,148
Catalent Inc. (a)	1,086	44,591
Cooper Cos. Inc.	380	86,948
Dentsply Sirona Inc.	225	11,320
DexCom Inc. (a) (b)	322	23,880
Envision Healthcare Corp. (a)	1,160	44,577
Hologic Inc. (a)	2,216	82,790
Idexx Laboratories Inc. (a)	69	13,206
Illumina Inc. (a)	72	17,022
Incyte Corp. (a)	225	18,749
IQVIA Holdings Inc. (a)	316	31,003
MEDNAX Inc. (a)	664	36,938
Sage Therapeutics Inc. (a)	36	5,799
Seattle Genetics Inc. (a)	315	16,487
Teleflex Inc.	497	126,725
TESARO Inc. (a) (b)	64	3,657
	Shares/Par[1]	Value ($)
Veeva Systems Inc. - Class A (a)	216	15,772
West Pharmaceutical Services Inc.	270	23,838
Zoetis Inc. - Class A	112	9,385
		880,134
Industrials 20.8%
Acuity Brands Inc.	140	19,487
ADT Inc.	1,083	8,588
Allegion Plc	543	46,312
Ardagh Group SA - Class A	96	1,793
BWX Technologies Inc.	320	20,330
Colfax Corp. (a)	902	28,774
CoStar Group Inc. (a)	90	32,786
Equifax Inc.	144	16,965
Fortive Corp.	681	52,791
Gardner Denver Holdings Inc. (a)	620	19,022
Harris Corp.	540	87,091
HD Supply Holdings Inc. (a)	1,274	48,336
IDEX Corp.	620	88,356
IHS Markit Ltd. (a)	675	32,562
JB Hunt Transport Services Inc.	90	10,543
Kansas City Southern	316	34,713
KAR Auction Services Inc.	722	39,132
Maxar Technologies Ltd.	274	12,680
Roper Industries Inc.	355	99,645
Sensata Technologies Holding Plc (a)	1,701	88,163
Textron Inc.	2,039	120,240
TransUnion LLC (a)	756	42,926
United Continental Holdings Inc. (a)	450	31,261
Verisk Analytics Inc. (a)	558	58,032
Waste Connections Inc.	804	57,679
Xylem Inc.	676	51,998
		1,150,205
Information Technology 23.4%
Atlassian Corp. Plc - Class A (a)	660	35,587
Black Knight Inc. (a)	814	38,339
CDK Global Inc.	416	26,349
Coherent Inc. (a)	103	19,302
CoreLogic Inc. (a)	911	41,205
Corning Inc.	1,439	40,119
CSRA Inc.	1,129	46,549
Dropbox Inc. (a) (c) (d) (e)	256	7,583
Dropbox Inc. - Class A (a)	54	1,696
Electronic Arts Inc. (a)	180	21,823
Fidelity National Information Services Inc.	316	30,431
Fiserv Inc. (a)	900	64,179
FleetCor Technologies Inc. (a)	182	36,855
Gartner Inc. (a)	181	21,289
Global Payments Inc.	589	65,685
Guidewire Software Inc. (a)	216	17,459
IAC/InterActiveCorp. (a)	387	60,519
Keysight Technologies Inc. (a)	1,807	94,669
Marvell Technology Group Ltd.	1,960	41,160
Match Group Inc. (a) (b)	431	19,154
Maxim Integrated Products Inc.	450	27,099
Microchip Technology Inc. (b)	1,224	111,825
Microsemi Corp. (a)	319	20,646
National Instruments Corp.	368	18,610
Qorvo Inc. (a)	180	12,681
Red Hat Inc. (a)	359	53,674
ServiceNow Inc. (a)	72	11,912
Shopify Inc. - Class A (a)	90	11,213
Splunk Inc. (a)	144	14,168
SS&C Technologies Holdings Inc.	539	28,912
SurveyMonkey Inc. (a) (d) (e) (f)	41	392
Symantec Corp.	1,123	29,030
Tableau Software Inc. - Class A (a)	324	26,186
VeriSign Inc. (a) (b)	45	5,327
Workday Inc. - Class A (a)	405	51,480
Worldpay Inc. - Class A (a)	905	74,427
Xilinx Inc.	748	54,035
Zillow Group Inc. - Class A (a)	98	5,292
Zillow Group Inc. - Class C (a)	98	5,272
		1,292,133

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Materials 4.7%
Air Products & Chemicals Inc.	360	57,251
Ashland Global Holdings Inc.	63	4,397
Ball Corp.	1,627	64,608
Franco-Nevada Corp.	364	24,894
Martin Marietta Materials Inc.	136	28,193
RPM International Inc.	722	34,418
Valvoline Inc.	1,987	43,972
		257,733
Real Estate 0.1%
WeWork Co. - Class A (a) (d) (e) (f)	66	3,009
Utilities 0.9%
Atmos Energy Corp.	217	18,280
Sempra Energy	270	30,029
		48,309
Total Common Stocks (cost $3,757,008)		5,097,229
PREFERRED STOCKS 0.2%
Information Technology 0.0%
Flipkart Ltd. - Series D (a) (d) (e) (f)	9	778
Real Estate 0.2%
WeWork Co. - Series D-2 (a) (d) (e) (f)	122	5,606
WeWork Co. - Series D-1 (a) (d) (e) (f)	156	7,135
		12,741
Total Preferred Stocks (cost $4,832)		13,519
SHORT TERM INVESTMENTS 8.4%
Investment Companies 7.4%
JNL Government Money Market Fund - Institutional Class, 1.55% (g) (h)	3,723	3,723
	Shares/Par[1]	Value ($)
T. Rowe Price Government Reserve Fund, 1.59% (g) (h)	405,069	405,069
		408,792
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (h)	53,047	53,047
Total Short Term Investments (cost $461,839)		461,839
Total Investments 100.9% (cost $4,223,679)		5,572,587
Other Assets and Liabilities, Net (0.9)%		(47,949)
Total Net Assets 100.0%		5,524,638

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Dropbox Inc.	03/23/12	3,721	7,583	0.1
Flipkart Ltd. - Series D	04/22/14	205	778	—
SurveyMonkey Inc.	04/22/14	679	392	—
WeWork Co. - Series D-2	12/10/14	2,036	5,606	0.1
WeWork Co. - Class A	12/10/14	949	3,009	0.1
WeWork Co. - Series D-1	12/10/14	2,591	7,135	0.1
		10,181	24,503	0.4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.7%
Allegro CLO Ltd.
Series 2015-AR-IA, 2.59%, (3M US LIBOR + 0.84%), 07/25/27 (a) (b)	3,110	3,110
Ally Auto Receivables Trust
Series 2015-C-2, 2.41%, 01/15/19 (b)	2,985	2,978
Series 2016-D-1, 2.84%, 06/17/19	1,035	1,033
Series 2017-C-2, 2.46%, 09/15/22	395	388
Series 2017-D-2, 2.93%, 11/15/23	550	542
Ally Master Owner Trust
Series 2015-A-3, 1.63%, 05/15/18	8,755	8,749
Series 2017-A1-3, 2.21%, (1M US LIBOR + 0.43%), 06/15/20 (a)	815	818
Series 2018-A2-1, 2.70%, 01/15/21	4,600	4,580
Series 2017-A-2, 2.12%, (1M US LIBOR + 0.34%), 06/15/21 (a)	1,085	1,087
AmeriCredit Automobile Receivables Trust
Series 2014-E-4, 3.66%, 11/08/18	845	849
Series 2015-D-3, 3.34%, 07/08/19	1,840	1,849
Series 2015-A3-4, 1.70%, 07/08/20	749	748
Series 2016-D-3, 2.71%, 08/08/20	2,130	2,102
Series 2016-A3-1, 1.81%, 10/08/20	348	347
Series 2015-D-2, 3.00%, 06/08/21	1,440	1,440
Series 2016-A3-4, 1.53%, 07/08/21	2,430	2,406
Series 2014-E-1, 3.58%, 08/09/21 (b)	1,040	1,042
Series 2014-E-2, 3.37%, 11/08/21 (b)	2,170	2,176
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,155
Series 2017-B-3, 2.24%, 06/19/23	1,040	1,023
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,083
Series 2014-C-3, REMIC, 2.58%, 08/08/18	815	815
Series 2014-D-3, REMIC, 3.13%, 09/08/18	2,565	2,575
Series 2014-E-3, REMIC, 3.72%, 09/08/18 (b)	860	865
ARI Fleet Lease Trust
Series 2015-A3-A, 1.67%, 09/15/23 (b)	3,217	3,211
Series 2016-A2-A, 1.82%, 07/15/24 (b)	1,224	1,222
Series 2017-A2-A, 1.91%, 04/15/26 (b)	780	775
Series 2018-A2-A, 2.55%, 10/15/26 (b)	1,455	1,449
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (b)	432	432
Ascentium Equipment Receivables Trust
Series 2016-A2-2A, 1.46%, 10/10/18 (b)	279	279
Series 2017-A2-1A, 1.87%, 07/10/19 (b)	776	773
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	920	912
Series 2017-A3-2A, 2.31%, 12/10/21 (b)	2,305	2,268
Avis Budget Rental Car Funding AESOP LLC
Series 2013-A-2A, 2.97%, 02/20/19 (b)	1,570	1,572
Series 2013-B-2A, 3.66%, 02/20/19 (b)	545	547
Series 2014-A-1A, 2.46%, 07/20/19 (b)	880	876
Series 2014-A-2A, 2.50%, 02/20/20 (b)	5,485	5,441
Series 2015-A-1A, 2.50%, 07/20/20 (b)	1,650	1,633
Series 2015-A-2A, 2.63%, 12/20/20 (b)	850	842
Series 2016-A-1A, 2.99%, 06/21/21 (b)	2,200	2,192
Babson CLO Ltd.
Series 2013-AR-IA, 2.54%, (3M US LIBOR + 0.80%), 01/20/28 (a) (b)	3,900	3,900
BAMLL Commercial Mortgage Securities Trust
Series 2014-A-IP, REMIC, 2.72%, 06/15/18 (a) (b)	3,470	3,469
Bayview Mortgage Fund IVC Trust
Series 2017-A-RT3, 3.50%, 01/28/58 (a) (b)	4,659	4,705
Bayview Opportunity Master Fund IVA Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (a) (b)	3,983	4,022
Bayview Opportunity Master Fund IVB Trust
Series 2017-A-SPL4, 3.50%, 01/25/55 (a) (b)	1,433	1,447
BMW Vehicle Lease Trust
Series 2016-A4-1, 1.51%, 08/20/18	1,790	1,784
Series 2016-A3-2, 1.43%, 02/20/19	1,370	1,361
Series 2017-A3-2, 2.07%, 02/20/20	1,135	1,123
BX Trust
Series 2017-B-IMC, 3.18%, (1M US LIBOR + 1.40%), 10/15/19 (a) (b)	3,845	3,837
Series 2017-D-IMC, 4.03%, (1M US LIBOR + 2.25%), 10/15/19 (a) (b)	1,210	1,210
	Shares/Par[1]	Value ($)
California Republic Auto Receivables Trust
Series 2015-B-1, 2.51%, 05/15/19	785	779
Capital Auto Receivables Asset Trust
Series 2015-A3-2, 1.73%, 08/15/18	339	339
Series 2016-A3-3, 1.54%, 02/20/19	673	670
Series 2016-A4-2, 1.63%, 07/20/19	1,165	1,153
Series 2015-A3-3, 1.94%, 01/21/20	1,289	1,288
Series 2016-A3-1, 1.73%, 04/20/20	1,024	1,021
Series 2018-D-1, 3.70%, 06/20/21 (b)	2,235	2,235
Series 2017-B-1, 2.43%, 05/20/22 (b)	385	378
Series 2017-C-1, 2.70%, 09/20/22 (b)	620	611
Series 2014-E-1, 4.09%, 09/22/22 (b)	680	680
Carlyle Global Market Strategies CLO Ltd.
Series 2014-AR-2A, 3.09%, 05/15/25 (b)	3,205	3,207
Series 2015-AR-1A, 2.74%, (3M US LIBOR + 1.00%), 04/20/27 (a) (b)	2,415	2,415
CarMax Auto Owner Trust
Series 2016-A3-4, 1.40%, 08/15/21	2,555	2,519
Series 2017-C-4, 2.70%, 10/15/21	530	515
CCG Receivables Trust
Series 2015-B-1, 2.60%, 01/17/23 (b)	810	808
Chrysler Capital Auto Receivables Trust
Series 2016-A2-BA, 1.36%, 01/15/20 (b)	128	128
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	790	784
Citigroup Commercial Mortgage Trust
Series 2014-A1-GC21, REMIC, 1.24%, 03/10/19	539	535
Series 2014-A1-GC25, REMIC, 1.49%, 09/10/19	148	147
Series 2015-A1-GC27, REMIC, 1.35%, 11/10/19	550	545
Series 2015-A1-P1, REMIC, 1.65%, 04/15/20	757	748
Series 2015-A1-GC31, REMIC, 1.64%, 07/10/20	2,258	2,227
Series 2015-A1-GC33, REMIC, 1.64%, 08/10/20	1,149	1,132
CLNS Trust
Series 2017-A-IKPR, 2.54%, (1M US LIBOR + 0.80%), 06/11/22 (a) (b)	1,395	1,392
CNH Equipment Trust
Series 2014-A3-C, 1.05%, 05/15/18	165	165
Series 2016-A3-C, 1.44%, 06/15/20	1,650	1,625
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	2,096	2,087
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	1,092	1,080
Series 2018-A3-1, REMIC, 3.08%, 02/25/48 (a) (b)	388	384
COLT Mortgage Loan Trust
Series 2017-A1-1, 2.61%, 05/27/47 (a) (b)	1,200	1,168
Series 2017-A3-1, 3.07%, 05/27/47 (a) (b)	179	176
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	3,001	2,957
Series 2017-A2A-2, REMIC, 2.57%, 10/25/47 (a) (b)	1,277	1,262
Series 2017-A3A-2, REMIC, 2.77%, 10/25/47 (a) (b)	556	549
COMM Mortgage Trust
Series 2014-A1-CR17, REMIC, 1.28%, 12/10/18	317	315
Series 2014-A1-CR18, REMIC, 1.44%, 05/15/19	452	450
Series 2015-A1-CR26, REMIC, 1.60%, 04/10/20	1,701	1,679
Series 2015-A1-CR24, REMIC, 1.65%, 06/12/20	606	603
Series 2015-A1-CR25, REMIC, 1.74%, 07/10/20	1,612	1,594
Series 2016-A1-CR28, REMIC, 1.77%, 10/10/20	581	573
Series 2014-A-TWC, REMIC, 2.60%, (1M US LIBOR + 0.85%), 02/13/32 (a) (b)	1,280	1,276
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	548	544
Series 2014-A1-UBS6, REMIC, 1.45%, 08/10/19	619	614
Series 2015-A2-LC23, REMIC, 3.22%, 10/10/20	4,595	4,617
Commercial Mortgage Trust
Series 2014-A1-UBS4, REMIC, 1.31%, 11/10/18	155	154
Series 2014-A1-LC17, REMIC, 1.38%, 12/10/18	330	328
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	274	272
Series 2015-A1-CR22, REMIC, 1.57%, 10/10/19	379	376
CSAIL Commercial Mortgage Trust
Series 2015-A1-C1, REMIC, 1.68%, 10/18/19	328	326
Series 2015-A1-C3, REMIC, 1.72%, 05/15/20	1,454	1,437
Series 2016-A1-C5, REMIC, 1.75%, 07/17/20	670	661
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (a) (b)	2,055	2,055

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Series 2017-A3-1A, REMIC, 3.49%, 10/25/25 (a) (b)	577	577
Series 2017-A1-3A, REMIC, 2.58%, 10/25/47 (a) (b)	2,636	2,616
Series 2017-A2-3A, REMIC, 2.71%, 10/25/47 (a) (b)	228	226
Series 2017-A3-3A, REMIC, 2.81%, 10/25/47 (a) (b)	216	213
Diamond Resorts Owner Trust
Series 2013-A-2, 2.27%, 05/20/26 (b)	408	408
Series 2014-A-1, 2.54%, 05/20/27 (b)	646	643
Series 2015-A-2, 2.99%, 05/22/28 (b)	513	509
Series 2015-A-1, REMIC, 2.73%, 07/20/27 (b)	463	457
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27 (b)	456	442
Series 2017-A-A, 2.69%, 03/25/30 (b)	1,005	989
Enterprise Fleet Financing LLC
Series 2015-A2-2, 1.59%, 04/20/18 (b)	490	490
Series 2016-A2-1, 1.83%, 11/20/18 (b)	3,222	3,214
Series 2016-A2-2, 1.74%, 06/20/19 (b)	1,026	1,021
Series 2017-A2-1, 2.13%, 11/20/19 (b)	936	932
Series 2017-A2-2, 1.97%, 04/20/20 (b)	1,120	1,111
Series 2017-A2-3, 2.13%, 08/20/20 (b)	3,700	3,662
Series 2018-A2-1, 2.87%, 04/20/21 (b)	1,720	1,720
Fannie Mae Connecticut Avenue Securities
Series 2016-2M1-C01, 3.97%, (1M US LIBOR + 2.10%), 08/25/28 (a)	858	861
Series 2016-2M1-C07, 3.17%, (1M US LIBOR + 1.30%), 04/25/29 (a)	425	426
Series 2017-1M1-C01, 3.17%, (1M US LIBOR + 1.30%), 07/25/29 (a)	1,296	1,306
Series 2017-2M1-C02, 3.02%, (1M US LIBOR + 1.15%), 09/25/29 (a)	3,052	3,069
Series 2017-2M1-C04, 2.72%, (1M US LIBOR + 0.85%), 11/25/29 (a)	2,460	2,466
Series 2017-1M1-C03, REMIC, 2.82%, (1M US LIBOR + 0.95%), 10/25/29 (a)	3,162	3,177
Series 2017-1M1-C05, REMIC, 2.42%, (1M US LIBOR + 0.55%), 01/25/30 (a)	3,702	3,700
Series 2017-1M1-C06, REMIC, 2.62%, (1M US LIBOR + 0.75%), 02/25/30 (a)	2,762	2,766
Series 2017-2M1-C06, REMIC, 2.62%, (1M US LIBOR + 0.75%), 02/25/30 (a)	1,255	1,256
Series 2018-2M1-C02, REMIC, 2.52%, (1M US LIBOR + 0.65%), 08/25/30 (a)	1,003	1,003
Ford Credit Auto Lease Trust
Series 2017-A4-A, 2.02%, 07/15/19	915	908
Ford Credit Auto Owner Trust
Series 2015-A3-C, 1.41%, 02/15/20	1,101	1,097
Ford Credit Floorplan Master Owner Trust
Series 2016-A1-3, 1.55%, 07/15/19	3,160	3,115
Series 2016-B-3, 1.75%, 07/15/19	1,170	1,152
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M1-DNA3, REMIC, 2.62%, (1M US LIBOR + 0.75%), 03/25/30 (a)	2,278	2,280
Galton Funding Mortgage Trust
Series 2018-A33-1, 3.50%, 11/25/57 (a) (b)	2,172	2,160
GM Financial Automobile Leasing Trust
Series 2015-A3-3, 1.69%, 03/20/19	2,015	2,013
Series 2016-A3-1, 1.64%, 06/20/19	2,614	2,608
Series 2017-A4-1, 2.26%, 08/20/20	440	437
Series 2017-C-3, 2.73%, 09/20/21	780	772
Series 2018-C-1, 3.11%, 12/20/21	985	981
Series 2018-D-1, 3.37%, 10/20/22	2,450	2,441
GM Financial Consumer Automobile Receivables Trust
Series 2017-B-3A, 2.33%, 03/16/23 (b)	360	352
Series 2017-C-3A, 2.52%, 03/16/23 (b)	635	622
GMF Floorplan Owner Revolving Trust
Series 2015-A1-1, 1.65%, 05/15/18 (b)	2,815	2,813
Series 2015-C-1, 2.22%, 05/15/18 (b)	1,625	1,624
Series 2016-B-1, 2.41%, 05/15/19 (b)	845	841
Series 2016-C-1, 2.85%, 05/15/19 (b)	325	324
Series 2017-B-3, 2.26%, 08/15/19 (b)	805	798
Series 2017-C-3, 2.46%, 08/15/19 (b)	2,410	2,386
Series 2017-C-1, 2.97%, 01/15/20 (b)	1,560	1,556
	Shares/Par[1]	Value ($)
Series 2017-C-2, 2.63%, 07/15/20 (b)	970	955
Great Wolf Trust
Series 2017-A-WOLF, 2.63%, (1M US LIBOR + 0.85%), 09/15/19 (a) (b)	1,745	1,747
Series 2017-C-WOLF, 3.10%, (1M US LIBOR + 1.32%), 09/15/19 (a) (b)	2,495	2,492
GreatAmerica Leasing Receivables Funding LLC
Series 2016-A3-1, 1.73%, 12/20/18 (b)	3,242	3,232
Series 2017-A2-1, 1.72%, 04/22/19 (b)	121	121
Series 2017-A3-1, 2.06%, 06/22/20 (b)	180	179
Series 2018-A3-1, 2.60%, 06/15/21 (b)	945	940
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 10/10/49	426	416
Series 2014-A1-GC22, REMIC, 1.29%, 05/10/19	460	456
Series 2015-A1-GC28, REMIC, 1.53%, 12/12/19	1,101	1,089
Series 2015-A1-GC32, REMIC, 1.59%, 04/10/20	1,328	1,312
Series 2014-2A1-EB1A, REMIC, 2.47%, 07/25/44 (a) (b)	425	416
Series 2014-A1-GC24, REMIC, 1.51%, 09/10/47	879	872
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (b)	705	690
Series 2017-A-AA, 2.66%, 12/27/28 (b)	532	524
HLA CLO
Series 2014-B1-3A, 3.00%, 10/22/25 (b)	1,960	1,960
Hospitality Mortgage Trust
Series 2017-A-HIT, REMIC, 2.56%, (1M US LIBOR + 0.85%), 05/08/19 (a) (b)	1,365	1,366
Hyundai Auto Lease Securitization Trust
Series 2016-A3-A, 1.60%, 06/15/18 (b)	1,127	1,126
Series 2016-A4-C, 1.65%, 07/15/20 (b)	1,865	1,850
Hyundai Auto Receivables Trust
Series 2017-B-A, 2.38%, 04/17/23	875	861
John Deere Owner Trust
Series 2015-A3-A, 1.32%, 05/15/18	156	155
Series 2016-A3-A, 1.36%, 04/15/20	3,628	3,610
JPMBB Commercial Mortgage Securities Trust
Series 2014-A1-C21, REMIC, 1.32%, 03/15/19	179	178
Series 2014-A1-C23, REMIC, 1.65%, 08/15/19	292	291
Series 2014-A1-C24, REMIC, 1.54%, 09/15/19	160	159
Series 2014-A1-C26, REMIC, 1.60%, 10/15/19	1,438	1,428
Series 2015-A1-C27, REMIC, 1.41%, 12/15/19	1,091	1,076
Series 2015-A1-C28, REMIC, 1.45%, 01/15/20	1,173	1,167
Series 2015-A1-C32, REMIC, 1.51%, 04/15/20	682	672
Series 2015-A1-C29, REMIC, 1.63%, 04/15/20	894	881
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-A1-C20, REMIC, 1.27%, 03/15/19	263	262
JPMorgan Mortgage Trust
Series 2005-2A1-A4, REMIC, 3.65%, 07/25/35 (a)	70	71
KKR CLO 12 Ltd.
Series A1R-12, 2.77%, (3M US LIBOR + 1.05%), 07/15/27 (a) (b)	4,015	4,015
KKR CLO XIII Ltd.
Series A1R-13, 2.87%, (3M US LIBOR + 0.90%), 01/16/28 (a) (b)	3,920	3,920
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	655	648
Series 2015-A3-1A, REMIC, 1.54%, 03/15/19 (b)	441	441
Madison Park Funding XIV Ltd.
Series 2014-A2R-14A, 2.86%, (3M US LIBOR + 1.12%), 07/20/26 (a) (b)	2,815	2,817
Madison Park Funding XVIII Ltd.
Series 2015-A1R-18A, 2.93%, (3M US LIBOR + 1.19%), 10/21/30 (a) (b)	3,635	3,659
Magnetite XVI Ltd.
Series 2015-AR-16A, 2.58%, (3M US LIBOR + 0.80%), 01/18/28 (a) (b)	5,120	5,120
Mercedes-Benz Auto Lease Trust
Series 2016-A3-A, 1.52%, 04/16/18	1,382	1,381
MetLife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 04/25/55 (a) (b)	1,565	1,556
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (b)	593	584

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Series 2017-A1-2, REMIC, 2.75%, 07/25/59 (a) (b)	2,346	2,325
MMAF Equipment Finance LLC
Series 2015-A3-AA, 1.39%, 10/16/19 (b)	12	12
Series 2017-A2-AA, 1.73%, 05/18/20 (b)	1,665	1,659
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-A1-C12, REMIC, 1.31%, 08/15/18	54	54
Series 2014-A1-C16, REMIC, 1.29%, 03/15/19	190	189
Series 2014-A1-C17, REMIC, 1.55%, 06/15/19	190	190
Series 2014-A1-C18, REMIC, 1.69%, 07/15/19	229	228
Series 2014-A1-C19, REMIC, 1.57%, 09/15/19	1,194	1,185
Series 2015-A1-C24, REMIC, 1.71%, 07/15/20	1,325	1,308
Series 2016-A1-C30, REMIC, 1.39%, 07/15/21	715	698
Morgan Stanley Capital I Trust
Series 2017-B-CLS, 2.63%, (1M US LIBOR + 0.85%), 11/15/19 (a) (b)	1,925	1,925
Series 2017-C-CLS, 2.78%, (1M US LIBOR + 1.00%), 11/15/19 (a) (b)	1,545	1,544
Series 2015-A1-MS1, REMIC, 1.64%, 07/15/20	1,519	1,501
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24 (b)	716	703
Series 2013-A-1A, 2.15%, 04/22/30 (b)	220	217
Series 2015-A-1A, 2.52%, 12/20/32 (b)	1,775	1,757
Series 2017-A-1A, 2.42%, 12/20/34 (b)	625	611
Series 2017-B-1A, 2.75%, 12/20/34 (b)	211	206
Series 2017-C-1A, 2.99%, 12/20/34 (b)	579	564
Navient Private Education Refi Loan Trust
Series 2018-A1-A, 2.53%, 08/16/21 (b)	2,995	2,984
Nelnet Student Loan Trust
Series 2005-A4-4, 2.43%, (3M US LIBOR + 0.18%), 03/22/32 (a)	2,300	2,269
Neuberger Berman CLO XIX Ltd.
Series 2015-A1R2-19A, 0.00%, 04/15/27 (a) (b)	3,815	3,815
Series 2015-A1R-19A, 2.77%, (3M US LIBOR + 1.05%), 07/15/27 (a) (b)	505	506
Neuberger Berman CLO XVI Ltd.
Series 2017-A-16SA, 2.57%, (3M US LIBOR + 0.85%), 01/15/28 (a) (b)	2,335	2,338
Nissan Auto Lease Trust
Series 2016-A4-B, 1.61%, 02/15/19	1,745	1,731
Series 2017-A4-B, 2.17%, 03/16/20	970	961
Nissan Auto Receivables Owner Trust
Series 2016-A3-A, 1.34%, 10/15/20	1,983	1,969
Nissan Master Owner Trust Receivables
Series 2016-A2-A, 1.54%, 06/17/19	2,265	2,235
Series 2017-A-B, 2.21%, (1M US LIBOR + 0.43%), 04/15/20 (a)	4,070	4,087
OCP CLO Ltd.
Series 2015-A1R-10A, 2.57%, (3M US LIBOR + 0.82%), 10/26/27 (a) (b)	3,535	3,535
OZLM VIII Ltd.
Series 2014-A1AR-8A, 2.86%, (3M US LIBOR + 1.13%), 10/17/26 (a) (b)	3,215	3,215
RETL RVP
Series 2018-A-RVP, REMIC, 2.88%, (1M US LIBOR + 1.10%), 02/15/21 (a) (b)	1,120	1,125
Santander Drive Auto Receivables Trust
Series 2017-B-1, 2.10%, 07/15/19	305	304
Series 2015-D-4, 3.53%, 10/15/19	1,400	1,409
Series 2017-C-1, 2.58%, 06/15/20	370	367
Series 2016-B-1, 2.47%, 12/15/20	814	814
Series 2015-D-3, 3.49%, 05/17/21	4,725	4,762
Series 2018-C-1, 2.96%, 06/15/21	630	627
Series 2015-C-5, 2.74%, 12/15/21	4,260	4,264
Series 2015-D-5, 3.65%, 12/15/21	1,405	1,418
Series 2016-D-1, 4.02%, 04/15/22	1,035	1,053
Santander Retail Auto Lease Trust
Series 2017-C-A, 2.96%, 11/21/22 (b)	820	816
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (b)	855	842
Series 2017-C-1, 3.17%, 04/15/22 (b)	1,860	1,813
Series 2018-C-1, 3.45%, 03/15/23 (b)	2,110	2,103
Sequoia Mortgage Trust
Series 2018-A11-CH1, REMIC, 3.50%, 02/25/48 (a) (b)	3,691	3,724
	Shares/Par[1]	Value ($)
Sierra Receivables Funding Co. LLC
Series 2015-A-3A, 2.58%, 06/20/23 (b)	266	263
Series 2017-A-1A, 2.91%, 07/20/24 (b)	499	494
Series 2015-A-1A, 2.40%, 03/20/32 (b)	1,532	1,505
Sierra Timeshare Receivables Funding LLC
Series 2014-A-2A, 2.05%, 06/20/31 (b)	309	307
Series 2014-A-3A, 2.30%, 10/20/31 (b)	452	449
Series 2015-A-2A, 2.43%, 06/20/32 (b)	810	803
Series 2016-A-1A, 3.08%, 03/21/33 (b)	908	910
Series 2016-A-2A, 2.33%, 07/20/33 (b)	585	574
SLM Student Loan Trust
Series 2007-A4-7, 2.08%, (3M US LIBOR + 0.33%), 01/25/22 (a)	1,485	1,460
Series 2008-A4-1, 2.40%, (3M US LIBOR + 0.65%), 01/25/22 (a)	4,999	4,978
Series 2008-A4-4, 3.40%, (3M US LIBOR + 1.65%), 07/25/22 (a)	1,427	1,459
Series 2008-A-9, 3.25%, (3M US LIBOR + 1.50%), 04/25/23 (a)	1,122	1,145
Series 2008-A4-5, 3.45%, (3M US LIBOR + 1.70%), 07/25/23 (a)	1,566	1,608
Series 2010-A-1, 2.27%, (1M US LIBOR + 0.40%), 03/25/25 (a)	3,277	3,250
SMART Trust
Series 2015-A3A-3US, 1.66%, 08/14/18	2,841	2,835
Series 2016-A2A-2US, 1.45%, 08/14/19	1,627	1,622
SMB Private Education Loan Trust
Series 2015-A2B-A, 2.78%, (1M US LIBOR + 1.00%), 04/15/23 (a) (b)	1,410	1,422
Series 2016-A2B-C, 2.88%, (1M US LIBOR + 1.10%), 08/15/25 (a) (b)	3,815	3,880
Springleaf Funding Trust
Series 2016-A-AA, 2.90%, 03/15/20 (b)	1,115	1,110
Structured Asset Securities Corp. Pass-Through Trust
Series 2003-3A5-26A, REMIC, 3.62%, 09/25/33 (a)	180	183
Synchrony Credit Card Master Note Trust
Series 2016-A-1, 2.04%, 03/15/19	3,331	3,316
Series 2015-B-1, 2.64%, 03/15/20	1,580	1,569
Series 2018-C-1, 3.36%, 03/15/21	1,525	1,525
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,765
Towd Point Mortgage Trust
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a) (b)	1,836	1,821
Series 2015-A1B-4, REMIC, 2.75%, 02/25/23 (a) (b)	1,957	1,942
Series 2016-A1B-1, REMIC, 2.75%, 02/25/55 (a) (b)	985	977
Series 2016-A3B-1, REMIC, 3.00%, 02/25/55 (a) (b)	1,258	1,244
Series 2016-A1A-2, REMIC, 2.75%, 08/25/55 (a) (b)	795	786
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (a) (b)	2,605	2,580
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (a) (b)	1,681	1,666
Series 2017-A1-3, REMIC, 2.75%, 06/25/57 (a) (b)	3,517	3,481
Series 2017-A1-6, REMIC, 2.75%, 10/25/57 (a) (b)	6,025	5,956
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (a) (b)	963	962
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (b)	3,140	3,104
Series 2016-B-2A, 2.15%, 05/20/21 (b)	2,135	2,103
Series 2016-C-2A, 2.36%, 05/20/21 (b)	1,690	1,662
Series 2017-B-1A, 2.45%, 09/20/21 (b)	630	622
Series 2017-C-1A, 2.65%, 09/20/21 (b)	840	831
Series 2017-C-3A, 2.53%, 04/20/22 (b)	2,135	2,095
Series 2018-C-1A, 3.20%, 09/20/22 (b)	2,340	2,342
Verus Securitization Trust
Series 2018-A1-1, 2.93%, 02/25/48 (b)	711	711
Volkswagen Auto Loan Enhanced Trust
Series 2014-A4-2, 1.39%, 05/20/18	3,887	3,876
Volvo Financial Equipment LLC
Series 2016-A3-1A, 1.67%, 02/18/20 (b)	1,051	1,047

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Series 2017-A-A, 2.28%, 11/15/20 (b)	620	623
Wells Fargo Commercial Mortgage Trust
Series 2015-A1-SG1, REMIC, 1.57%, 10/18/19	620	614
Series 2014-A1-LC18, REMIC, 1.44%, 11/15/19	1,631	1,614
Series 2015-A1-C28, REMIC, 1.53%, 02/18/20	676	671
Series 2015-A1-C26, REMIC, 1.45%, 02/15/48	700	692
Series 2016-A1-LC24, REMIC, 1.44%, 10/15/49	705	693
Series 2015-A2-NXS2, REMIC, 3.02%, 07/15/58	3,900	3,899
Series 2016-A1-C32, REMIC, 1.58%, 01/15/59	2,476	2,436
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A3-G, REMIC, 3.35%, 06/25/34 (a)	56	58
Series 2005-2A2-AR4, REMIC, 3.93%, 04/25/35 (a)	464	471
Wells Fargo-RBS Commercial Mortgage Trust
Series 2014-A1-C20, REMIC, 1.28%, 02/15/19	26	26
Series 2015-A1-LC20, REMIC, 1.47%, 12/17/19	1,819	1,799
Series 2014-A1-C21, REMIC, 1.41%, 08/15/47	666	662
Series 2014-A1-C24, REMIC, 1.39%, 11/15/47	142	140
Series 2014-A1-C22, REMIC, 1.48%, 09/15/57	568	564
Series 2014-A1-C23, REMIC, 1.66%, 10/14/57	310	308
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (b)	353	351
Wheels SPV LLC
Series 2015-A2-1A, 1.27%, 04/20/18 (b)	22	22
World Omni Auto Receivables Trust
Series 2015-A3-B, 1.49%, 12/15/20	2,273	2,263
World Omni Automobile Lease Securitization Trust
Series 2016-A3-A, 1.45%, 08/15/19	3,230	3,209
Series 2018-B-A, REMIC, 3.06%, 05/15/23	665	665
Total Non-U.S. Government Agency Asset-Backed Securities (cost $455,663)		452,842
CORPORATE BONDS AND NOTES 49.9%
Consumer Discretionary 4.4%
Aptiv Plc
3.15%, 11/19/20	3,070	3,067
AutoZone Inc.
1.63%, 04/21/19	475	470
Brinker International Inc.
2.60%, 05/15/18	3,025	3,022
Charter Communications Operating LLC
3.58%, 07/23/20	3,685	3,701
4.46%, 07/23/22	1,795	1,833
D.R. Horton Inc.
2.55%, 12/01/20	1,270	1,250
Discovery Communications LLC
2.20%, 09/20/19	1,475	1,458
GLP Capital LP
4.38%, 11/01/18	3,600	3,606
Interpublic Group of Cos. Inc.
4.00%, 03/15/22	830	841
INVISTA Finance LLC
4.25%, 10/15/19 (b)	5,260	5,261
JD.com Inc.
3.13%, 04/29/21	4,175	4,087
NBCUniversal Media LLC
5.15%, 04/30/20	3,655	3,813
Newell Rubbermaid Inc.
2.15%, 10/15/18	3,425	3,416
Nissan Motor Acceptance Corp.
1.55%, 09/13/19 (b)	2,095	2,057
2.15%, 09/28/20 (b)	1,165	1,139
Omnicom Group Inc.
4.45%, 08/15/20	3,845	3,957
QVC Inc.
3.13%, 04/01/19	6,645	6,641
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,382
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	640	630
Time Warner Cable Inc.
6.75%, 07/01/18	1,630	1,646
8.75%, 02/14/19	1,325	1,388
8.25%, 04/01/19	5,830	6,118
	Shares/Par[1]	Value ($)
Viacom Inc.
5.63%, 09/15/19	1,575	1,634
2.75%, 12/15/19	4,415	4,389
		66,806
Consumer Staples 2.1%
BAT Capital Corp.
2.30%, 08/14/20 (b)	4,160	4,080
Campbell Soup Co.
2.64%, (3M US LIBOR + 0.50%), 03/16/20 (a)	2,415	2,420
2.77%, (3M US LIBOR + 0.63%), 03/15/21 (a)	2,415	2,414
CVS Health Corp.
2.69%, (3M US LIBOR + 0.63%), 03/09/20 (a)	1,490	1,495
3.13%, 03/09/20	1,960	1,968
2.78%, (3M US LIBOR + 0.72%), 03/09/21 (a)	1,650	1,660
3.35%, 03/09/21	3,205	3,220
Danone SA
1.69%, 10/30/19 (b)	6,780	6,644
Kroger Co.
2.30%, 01/15/19 (c)	895	892
1.50%, 09/30/19	1,156	1,131
Reynolds American Inc.
2.30%, 06/12/18	2,570	2,568
8.13%, 06/23/19 (d)	1,115	1,184
Tyson Foods Inc.
2.25%, 08/23/21	1,545	1,489
		31,165
Energy 3.3%
Anadarko Petroleum Corp.
8.70%, 03/15/19	1,011	1,064
Cenovus Energy Inc.
5.70%, 10/15/19	3,310	3,424
China Shenhua Overseas Capital Co. Ltd.
3.13%, 01/20/20	5,900	5,871
Columbia Pipeline Group Inc.
2.45%, 06/01/18	1,520	1,520
Enable Midstream Partners LP
2.40%, 05/15/19 (e)	1,510	1,493
Encana Corp.
6.50%, 05/15/19	4,435	4,598
Energy Transfer Partners LP
6.70%, 07/01/18	1,465	1,478
Enterprise Products Operating LLC
2.55%, 10/15/19	1,425	1,416
2.80%, 02/15/21	2,455	2,429
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	2,160	2,264
Marathon Oil Corp.
2.70%, 06/01/20	1,520	1,499
ONEOK Partners LP
3.20%, 09/15/18	5,385	5,398
8.63%, 03/01/19	2,349	2,465
Phillips 66
2.37%, (3M US LIBOR + 0.65%), 04/15/19 (a) (b)	1,390	1,390
2.61%, (3M US LIBOR + 0.60%), 02/26/21 (a)	1,700	1,703
Plains All American Pipeline LP
2.60%, 12/15/19	465	459
5.75%, 01/15/20	1,145	1,189
5.00%, 02/01/21 (c)	1,155	1,192
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (e)	2,685	2,825
Spectra Energy Partners LP
2.95%, 09/25/18	3,260	3,263
Valero Energy Corp.
9.38%, 03/15/19	1,915	2,030
Williams Partners LP
5.25%, 03/15/20	1,730	1,793
		50,763
Financials 21.0%
ABN AMRO Bank NV
2.10%, 01/18/19 (b)	4,685	4,663
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	330	332
3.95%, 02/01/22	3,350	3,365

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
AIA Group Ltd.
2.25%, 03/11/19 (b)	1,086	1,078
American Express Co.
2.49%, (3M US LIBOR + 0.59%), 05/22/18 (a)	7,075	7,075
American Express Credit Corp.
2.20%, 03/03/20	2,425	2,391
American International Group Inc.
2.30%, 07/16/19	1,790	1,773
ANZ New Zealand International Ltd.
2.20%, 07/17/20 (b)	2,130	2,086
2.75%, 01/22/21 (b)	2,390	2,359
Aon Plc
2.80%, 03/15/21	4,310	4,252
Banco de Credito del Peru
2.25%, 10/25/19 (b) (c)	785	775
Banco Santander Chile
2.50%, 12/15/20	4,430	4,325
Bank of America Corp.
5.65%, 05/01/18	1,400	1,404
2.63%, 04/19/21	2,395	2,360
2.34%, (3M US LIBOR + 0.65%), 10/01/21 (a)	2,295	2,300
2.12%, (3M US LIBOR + 0.38%), 01/23/22 (a)	2,075	2,062
2.50%, 10/21/22	1,760	1,690
2.90%, (3M US LIBOR + 1.16%), 01/20/23 (a)	4,025	4,066
Bank of America NA
1.75%, 06/05/18	3,635	3,630
Banque Federative du Credit Mutuel SA
2.50%, 10/29/18 (b)	4,075	4,072
2.00%, 04/12/19 (b)	1,140	1,131
2.20%, 07/20/20 (b)	2,430	2,378
Barclays Bank Plc
2.65%, 01/11/21	2,290	2,260
Barclays Plc
3.33%, (3M US LIBOR + 1.63%), 01/10/23 (a)	3,615	3,704
BB&T Corp.
2.15%, 02/01/21	3,035	2,959
Boral Finance Pty Ltd.
3.00%, 11/01/22 (b)	350	341
BPCE SA
2.50%, 12/10/18 - 07/15/19	5,595	5,582
3.12%, (3M US LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,622
Bunge Ltd. Finance Corp.
8.50%, 06/15/19 (d)	1,855	1,971
3.50%, 11/24/20	1,580	1,585
Capital One Bank USA NA
8.80%, 07/15/19	600	643
Capital One Financial Corp.
2.40%, 10/30/20	410	401
Capital One NA
2.35%, 08/17/18 - 01/31/20	4,815	4,762
1.85%, 09/13/19	4,115	4,045
CBOE Holdings Inc.
1.95%, 06/28/19	1,620	1,601
China Overseas Finance VI Ltd.
4.25%, 05/08/19	2,230	2,255
Citigroup Inc.
1.70%, 04/27/18	2,300	2,299
2.05%, 06/07/19	2,795	2,775
2.50%, (3M US LIBOR + 0.79%), 01/10/20 (a)	4,145	4,169
2.90%, 12/08/21	4,145	4,082
Citizens Bank NA
2.30%, 12/03/18	275	274
2.50%, 03/14/19	4,030	4,018
2.45%, 12/04/19	960	950
2.25%, 03/02/20	1,510	1,485
2.55%, 05/13/21	1,625	1,588
CNH Industrial Capital LLC
3.38%, 07/15/19	1,275	1,274
3.88%, 10/15/21	2,850	2,852
Commonwealth Bank of Australia
1.75%, 11/02/18	6,984	6,949
Credit Suisse AG
5.40%, 01/14/20	480	498
Daimler Finance North America LLC
2.63%, (3M US LIBOR + 0.86%), 08/01/18 (a) (b)	3,745	3,752
	Shares/Par[1]	Value ($)
1.75%, 10/30/19 (b)	5,620	5,517
2.30%, 02/12/21 (b)	495	483
Danske Bank A/S
2.20%, 03/02/20 (b)	3,590	3,536
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	2,500	2,512
Discover Bank
7.00%, 04/15/20	4,820	5,147
Eastern Creation II Investment Holdings Ltd.
2.75%, 09/26/20	850	836
Enel Finance International NV
2.88%, 05/25/22 (b)	3,085	3,020
ERAC USA Finance LLC
2.80%, 11/01/18 (b)	2,415	2,414
2.35%, 10/15/19 (b)	535	530
First Niagara Financial Group Inc.
7.25%, 12/15/21	845	951
Ford Motor Credit Co. LLC
2.55%, 10/05/18	3,640	3,635
2.02%, 05/03/19	2,285	2,259
3.47%, 04/05/21	1,000	999
General Motors Financial Co. Inc.
3.10%, 01/15/19	2,425	2,429
Goldman Sachs Group Inc.
6.15%, 04/01/18	9,175	9,176
1.95%, 07/23/19	1,355	1,339
2.30%, 12/13/19	2,225	2,203
5.38%, 03/15/20	995	1,037
6.00%, 06/15/20	305	323
2.75%, 09/15/20	1,090	1,079
2.86%, (3M US LIBOR + 1.11%), 04/26/22 (a)	3,030	3,067
2.55%, (3M US LIBOR + 0.78%), 10/31/22 (a)	735	732
HBOS Plc
6.75%, 05/21/18	1,088	1,094
HSBC USA Inc.
2.35%, 03/05/20	2,390	2,356
Huntington National Bank
2.20%, 11/06/18	6,010	5,994
Hyundai Capital America Inc.
2.40%, 10/30/18 (b)	2,625	2,619
2.55%, 02/06/19 (b)	1,010	1,006
2.50%, 03/18/19 (b)	4,950	4,924
2.00%, 07/01/19 (b)	1,500	1,479
Imperial Brands Finance Plc
2.95%, 07/21/20 (b)	3,920	3,897
ING Groep NV
3.45%, (3M US LIBOR + 1.15%), 03/29/22 (a)	1,920	1,949
Intesa Sanpaolo SpA
3.88%, 01/15/19	2,275	2,290
3.38%, 01/12/23 (b)	1,805	1,757
JPMorgan Chase & Co.
4.95%, 03/25/20	795	825
4.40%, 07/22/20	599	617
4.25%, 10/15/20	935	964
2.61%, (3M US LIBOR + 0.55%), 03/09/21 (a)	3,890	3,901
JPMorgan Chase Bank NA
2.60%, 02/01/21	1,085	1,078
Legg Mason Inc.
2.70%, 07/15/19	635	634
Lincoln National Corp.
4.00%, 09/01/23	655	671
Marsh & McLennan Cos. Inc.
2.55%, 10/15/18	1,655	1,655
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	5,020	5,034
Mitsubishi UFJ Financial Group Inc.
2.82%, (3M US LIBOR + 0.92%), 02/22/22 (a)	2,240	2,261
Mizuho Bank Ltd.
2.15%, 10/20/18 (b)	2,385	2,377
Morgan Stanley
6.63%, 04/01/18	960	960
3.03%, (3M US LIBOR + 1.28%), 04/25/18 (a)	5,755	5,758
2.59%, (3M US LIBOR + 0.85%), 01/24/19 (a)	6,170	6,200
5.50%, 01/26/20 - 07/24/20	1,820	1,908
2.29%, (3M US LIBOR + 0.55%), 02/10/21 (a)	3,065	3,068

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Nordea Bank AB
1.88%, 09/17/18 (b)	2,040	2,035
PNC Bank NA
2.45%, 11/05/20	2,280	2,249
Principal Life Global Funding II
1.50%, 04/18/19 (b)	1,830	1,807
2.20%, 04/08/20 (b)	3,305	3,255
Provident Cos. Inc.
7.00%, 07/15/18	695	704
Regions Bank
7.50%, 05/15/18	961	966
2.25%, 09/14/18	2,090	2,086
2.13%, (3M US LIBOR + 0.38%), 04/01/21 (a)	3,320	3,313
Reinsurance Group of America Inc.
6.45%, 11/15/19	2,800	2,951
5.00%, 06/01/21	295	310
Royal Bank of Scotland Group Plc
6.40%, 10/21/19	715	749
S&P Global Inc.
2.50%, 08/15/18	780	780
Santander UK Group Holdings Plc
2.88%, 10/16/20	2,905	2,876
Santander UK Plc
2.13%, 11/03/20	1,035	1,009
Sberbank of Russia Via SB Capital SA
3.08%, 03/07/19, EUR	690	869
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	7,615	7,490
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	4,285	4,201
Solvay Finance America LLC
3.40%, 12/03/20 (b)	3,105	3,112
Standard Chartered Plc
2.10%, 08/19/19 (b)	1,120	1,104
Sumitomo Mitsui Banking Corp.
1.76%, 10/19/18	1,205	1,199
Sumitomo Mitsui Trust Bank Ltd.
1.95%, 09/19/19 (b)	1,565	1,540
SunTrust Bank
2.59%, 01/29/21	3,700	3,697
SunTrust Banks Inc.
2.35%, 11/01/18	1,870	1,866
Toronto-Dominion Bank
1.99%, (3M US LIBOR + 0.24%), 01/25/21 (a)	3,935	3,927
Trinity Acquisition Plc
3.50%, 09/15/21	1,135	1,134
UBS Group AG
3.00%, 04/15/21 (b)	5,035	4,983
UBS Group Funding Switzerland AG
3.14%, (3M US LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,341
WEA Finance LLC
2.70%, 09/17/19 (b)	3,825	3,807
3.25%, 10/05/20 (b)	805	804
Wells Fargo & Co.
2.55%, 12/07/20	230	226
XLIT Ltd.
2.30%, 12/15/18	2,440	2,435
		320,588
Health Care 3.8%
Abbott Laboratories
2.35%, 11/22/19	4,372	4,340
2.90%, 11/30/21	2,995	2,966
AbbVie Inc.
1.80%, 05/14/18	5,505	5,501
2.30%, 05/14/21	2,675	2,606
Anthem Inc.
2.50%, 11/21/20	1,415	1,391
Baxalta Inc.
2.00%, 06/22/18	580	579
3.03%, (3M US LIBOR + 0.78%), 06/22/18 (a)	1,725	1,726
Becton Dickinson & Co.
2.68%, 12/15/19	3,045	3,020
2.40%, 06/05/20	3,135	3,075
2.88%, (3M US LIBOR + 0.88%), 12/29/20 (a)	1,085	1,086
	Shares/Par[1]	Value ($)
Biogen Inc.
2.90%, 09/15/20	1,760	1,749
Catholic Health Initiatives
2.60%, 08/01/18	2,165	2,165
Celgene Corp.
2.88%, 02/19/21	1,625	1,613
Express Scripts Holding Co.
2.25%, 06/15/19	485	481
2.76%, (3M US LIBOR + 0.75%), 11/30/20 (a)	3,345	3,349
HCA Inc.
3.75%, 03/15/19	6,915	6,935
Humana Inc.
2.63%, 10/01/19	1,435	1,428
Johnson & Johnson
1.95%, 11/10/20	1,170	1,151
Medco Health Solutions Inc.
4.13%, 09/15/20	2,150	2,193
Perrigo Finance Unltd. Co.
3.50%, 03/15/21	375	375
Teva Pharmaceutical Finance III BV
1.70%, 07/19/19	5,505	5,312
2.20%, 07/21/21	205	184
Universal Health Services Inc.
3.75%, 08/01/19 (b)	1,795	1,797
WellPoint Inc.
2.30%, 07/15/18	3,260	3,257
		58,279
Industrials 3.5%
Air Lease Corp.
2.13%, 01/15/20	3,540	3,478
2.50%, 03/01/21	685	672
Delta Air Lines Inc.
2.88%, 03/13/20	4,890	4,856
2.60%, 12/04/20	690	677
Equifax Inc.
2.30%, 06/01/21	750	727
Fortive Corp.
1.80%, 06/15/19	450	446
GATX Corp.
2.38%, 07/30/18	2,315	2,313
2.50%, 07/30/19	1,670	1,658
2.60%, 03/30/20	3,070	3,039
Honeywell International Inc.
1.80%, 10/30/19	2,800	2,764
International Lease Finance Corp.
6.25%, 05/15/19	1,750	1,810
JB Hunt Transport Services Inc.
2.40%, 03/15/19	755	752
Kansas City Southern
2.35%, 05/15/20	3,920	3,857
Penske Truck Leasing Co. LP
2.88%, 07/17/18 (b)	4,350	4,352
2.50%, 06/15/19 (b)	2,635	2,620
3.20%, 07/15/20 (b)	440	440
Rockwell Collins Inc.
1.95%, 07/15/19	1,200	1,184
Roper Industries Inc.
2.05%, 10/01/18	4,140	4,130
Roper Technologies Inc.
3.00%, 12/15/20	650	647
Southwest Airlines Co.
2.75%, 11/06/19	2,205	2,203
Stanley Black & Decker Inc.
2.45%, 11/17/18	8,720	8,708
United Parcel Service Inc.
2.50%, 04/01/23	2,530	2,454
		53,787
Information Technology 4.6%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	6,170	6,127
Apple Inc.
1.80%, 11/13/19	3,630	3,590
Baidu Inc.
2.75%, 06/09/19	6,415	6,393

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Broadcom Corp.
2.38%, 01/15/20	4,455	4,396
3.00%, 01/15/22	4,185	4,105
DXC Technology Co.
2.88%, 03/27/20	2,565	2,549
2.96%, (3M US LIBOR + 0.95%), 03/01/21 (a)	4,815	4,818
eBay Inc.
2.15%, 06/05/20	2,155	2,115
Fidelity National Information Services Inc.
3.63%, 10/15/20	615	622
2.25%, 08/15/21	3,130	3,021
Harris Corp.
2.00%, 04/27/18	4,670	4,669
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	2,390	2,393
2.10%, 10/04/19 (b)	1,545	1,524
Keysight Technologies Inc.
3.30%, 10/30/19	8,835	8,854
QUALCOMM Inc.
2.10%, 05/20/20	1,625	1,606
Seagate HDD Cayman
3.75%, 11/15/18	2,255	2,261
Tencent Holdings Ltd.
3.38%, 05/02/19	1,415	1,422
2.88%, 02/11/20 (b)	1,300	1,297
2.88%, 02/11/20	2,545	2,539
Xerox Corp.
2.75%, 03/15/19 (c)	3,285	3,278
5.63%, 12/15/19	2,915	3,022
		70,601
Materials 1.8%
Anglo American Plc
3.63%, 05/14/20 (b) (c)	3,295	3,307
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	1,190	1,250
CNAC HK Finbridge Co. Ltd.
4.13%, 03/14/21	1,840	1,836
Eastman Chemical Co.
2.70%, 01/15/20	960	954
LyondellBasell Industries NV
5.00%, 04/15/19	731	742
6.00%, 11/15/21	1,635	1,765
Martin Marietta Materials Inc.
2.70%, (3M US LIBOR + 0.50%), 12/20/19 (a)	1,525	1,528
2.55%, (3M US LIBOR + 0.65%), 05/22/20 (a)	870	873
Packaging Corp. of America
2.45%, 12/15/20	1,415	1,392
Sherwin-Williams Co.
2.25%, 05/15/20	8,035	7,902
Southern Copper Corp.
5.38%, 04/16/20	510	532
Vulcan Materials Co.
2.72%, (3M US LIBOR + 0.60%), 06/15/20 (a)	2,080	2,077
2.57%, (3M US LIBOR + 0.65%), 03/01/21 (a)	3,900	3,897
		28,055
Real Estate 1.2%
American Campus Communities Operating Partnership
3.35%, 10/01/20	2,840	2,843
ARC Properties Operating Partnership LP
3.00%, 02/06/19	6,931	6,923
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	447
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,775
2.25%, 09/01/21	4,185	4,046
Kimco Realty Corp.
6.88%, 10/01/19	1,165	1,231
		18,265
Telecommunication Services 1.4%
AT&T Inc.
2.30%, 03/11/19	2,060	2,052
Bellsouth Corp.
4.29%, 04/26/21 (b)	11,470	11,484
	Shares/Par[1]	Value ($)
SES Global Americas Holdings GP
2.50%, 03/25/19 (b)	910	904
Telecom Italia Capital SA
7.00%, 06/04/18	4,183	4,213
Telefonica Emisiones SAU
3.19%, 04/27/18	1,920	1,921
		20,574
Utilities 2.8%
CMS Energy Corp.
8.75%, 06/15/19	608	647
Dominion Energy Inc.
2.58%, 07/01/20 (e)	1,075	1,061
Dominion Resources Inc.
1.50%, 09/30/18 (b)	1,345	1,337
1.88%, 01/15/19	745	740
2.96%, 07/01/19 (e)	1,035	1,033
ENN Energy Holdings Ltd.
6.00%, 05/13/21 (b)	440	469
Exelon Generation Co. LLC
5.20%, 10/01/19	287	296
2.95%, 01/15/20	2,470	2,461
FirstEnergy Corp.
2.85%, 07/15/22 (d)	2,300	2,230
Mississippi Power Co.
2.94%, (3M US LIBOR + 0.65%), 03/27/20 (a)	1,140	1,140
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	1,105	1,100
2.30%, 04/01/19	1,265	1,259
NiSource Finance Corp.
6.80%, 01/15/19	224	231
Origin Energy Finance Ltd.
3.50%, 10/09/18 (b)	4,360	4,373
Panhandle Eastern Pipeline Co. LP
7.00%, 06/15/18	1,035	1,044
PNM Resources Inc.
3.25%, 03/09/21	2,375	2,373
PPL Capital Funding Inc.
1.90%, 06/01/18	1,220	1,218
San Diego Gas & Electric Co.
1.91%, 02/01/22	914	909
Sempra Energy
2.21%, (3M US LIBOR + 0.50%), 01/15/21 (a)	2,545	2,546
Southern Co.
1.55%, 07/01/18	1,140	1,137
1.85%, 07/01/19	4,065	4,009
2.35%, 07/01/21	875	849
State Grid Overseas Investment Ltd.
2.25%, 05/04/20 (b)	5,995	5,892
TECO Finance Inc.
2.31%, (3M US LIBOR + 0.60%), 04/10/18 (a)	4,310	4,310
		42,664
Total Corporate Bonds And Notes (cost $766,789)		761,547
GOVERNMENT AND AGENCY OBLIGATIONS 18.6%
Collateralized Mortgage Obligations 1.4%
Federal Home Loan Mortgage Corp.
Series 2015-M1-DNA1, 2.77%, (1M US LIBOR + 0.90%), 10/25/27 (a)	141	141
Series 2016-M1-HQA1, 3.62%, (1M US LIBOR + 1.75%), 09/25/28 (a)	14	14
Series 2017-M1-HQA2, 2.67%, (1M US LIBOR + 0.80%), 12/25/29 (a)	931	933
Series 2017-M1-HQA3, 2.42%, (1M US LIBOR + 0.55%), 04/25/30 (a)	508	508
Series 2016-M1-DNA1, REMIC, 3.32%, (1M US LIBOR + 1.45%), 07/25/28 (a)	80	80
Series 2017-M1-DNA2, REMIC, 3.07%, (1M US LIBOR + 1.20%), 10/25/29 (a)	3,852	3,892
Series PA-3713, REMIC, 2.00%, 02/15/40	3,007	2,948
Series 2017-M1-SC02, REMIC, 3.88%, 05/25/47 (a) (b)	708	689
Series 2017-M1-SPI1, REMIC, 3.99%, 09/25/47 (a) (b)	299	300
Federal National Mortgage Association
Series 2009-AL-70, REMIC, 5.00%, 08/25/19	48	49

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Series 2016-FA-83, REMIC, 2.37%, (1M US LIBOR + 0.50%), 11/25/46 (a)	1,674	1,692
Series 2016-FA-85, REMIC, 2.37%, (1M US LIBOR + 0.50%), 11/25/46 (a)	3,061	3,095
Series 2016-FG-85, REMIC, 2.37%, (1M US LIBOR + 0.50%), 11/25/46 (a)	3,097	3,133
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M1-DNA1, REMIC, 3.07%, (1M US LIBOR + 1.20%), 03/25/21 (a)	1,308	1,319
Series 2017-M1-HQA1, REMIC, 3.07%, (1M US LIBOR + 1.20%), 08/25/29 (a)	2,183	2,200
		20,993
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corp.
Series A1-K715, REMIC, 2.06%, 03/25/20	2,643	2,628
Mortgage-Backed Securities 5.4%
Federal Home Loan Mortgage Corp.
5.00%, 06/01/18 - 12/01/23	487	508
4.50%, 11/01/18 - 08/01/20	8	8
5.50%, 10/01/19 - 07/01/20	62	63
4.00%, 05/01/26	483	499
3.39%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 09/01/33 (a)	49	52
3.50%, (12M US LIBOR +/- MBS spread), 09/01/33 (a)	9	10
3.34%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 10/01/34 (a)	25	26
3.50%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 11/01/34 (a)	40	42
3.64%, (12M US LIBOR +/- MBS spread), 11/01/34 (a)	17	18
3.65%, (12M US LIBOR +/- MBS spread), 11/01/34 (a)	22	23
3.43%, (12M US LIBOR +/- MBS spread), 01/01/35 (a)	18	19
3.51%, (12M US LIBOR +/- MBS spread), 02/01/35 (a)	16	16
3.53%, (12M US LIBOR +/- MBS spread), 02/01/35 (a)	28	30
3.55%, (12M US LIBOR +/- MBS spread), 02/01/35 (a)	17	18
3.58%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 02/01/35 (a)	25	27
3.74%, (12M US LIBOR +/- MBS spread), 02/01/35 (a)	21	22
3.94%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 02/01/35 (a)	37	39
3.57%, (12M US LIBOR +/- MBS spread), 06/01/35 (a)	203	214
3.62%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 09/01/35 (a)	329	348
3.47%, (12M US LIBOR +/- MBS spread), 10/01/35 (a)	94	99
3.48%, (12M US LIBOR +/- MBS spread), 11/01/35 (a)	102	105
3.58%, (12M US LIBOR +/- MBS spread), 03/01/36 (a)	86	90
6.00%, 09/01/34 - 01/01/38	987	1,104
Federal National Mortgage Association
4.00%, 02/01/25 - 08/01/43	7,684	7,936
3.00%, 11/01/29 - 11/25/47	9,215	9,229
6.50%, 07/01/32 - 12/01/32	484	543
3.01%, (6M US LIBOR +/- MBS spread), 06/01/33 (a)	15	16
3.37%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 06/01/33 (a)	226	239
3.35%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 07/01/33 (a)	11	12
	Shares/Par[1]	Value ($)
3.32%, (6M US LIBOR +/- MBS spread), 12/01/33 (a)	1	2
3.50%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 12/01/33 (a)	107	111
3.45%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 04/01/34 (a)	4	4
3.39%, (12M US LIBOR +/- MBS spread), 10/01/34 - 05/01/35 (a)	43	45
3.25%, (12M US LIBOR +/- MBS spread), 11/01/34 (a)	3	3
3.42%, (12M US LIBOR +/- MBS spread), 11/01/34 (a)	55	58
3.55%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 11/01/34 (a)	226	240
3.38%, (12M US LIBOR +/- MBS spread), 12/01/34 (a)	24	26
3.51%, (12M US LIBOR +/- MBS spread), 01/01/35 (a)	33	34
3.52%, (12M US LIBOR +/- MBS spread), 01/01/35 (a)	24	25
3.57%, (12M US LIBOR +/- MBS spread), 03/01/33 - 03/01/36 (a)	222	234
3.47%, (12M US LIBOR +/- MBS spread), 02/01/35 - 02/01/36 (a)	191	199
3.61%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 02/01/35 (a)	70	74
3.16%, (12M US LIBOR +/- MBS spread), 03/01/35 (a)	16	17
3.05%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 04/01/35 (a)	142	148
3.60%, (12M US LIBOR +/- MBS spread), 04/01/35 (a)	53	56
3.74%, (12M US LIBOR +/- MBS spread), 04/01/35 (a)	200	210
3.20%, (12M US LIBOR +/- MBS spread), 05/01/35 (a)	79	83
3.22%, (12M US LIBOR +/- MBS spread), 05/01/35 (a)	253	265
3.32%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 06/01/35 (a)	234	248
3.67%, (12M US LIBOR +/- MBS spread), 07/01/35 (a)	147	156
3.10%, (6M US LIBOR +/- MBS spread), 08/01/35 (a)	349	363
3.45%, (12M US LIBOR +/- MBS spread), 06/01/35 - 08/01/35 (a)	335	353
3.23%, (12M US LIBOR +/- MBS spread), 11/01/35 (a)	247	258
3.44%, (12M US LIBOR +/- MBS spread), 11/01/35 (a)	162	168
3.77%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 02/01/36 (a)	356	373
3.48%, (12M US LIBOR +/- MBS spread), 03/01/36 (a)	118	124
5.50%, 12/01/18 - 12/01/39	9,292	10,128
5.00%, 07/01/19 - 07/01/41	5,687	6,099
4.50%, 06/01/19 - 06/01/44	12,829	13,428
6.00%, 03/01/34 - 10/01/40	1,937	2,161
3.50%, 11/01/26 - 10/01/46	14,669	14,911
2.17%, (1M US LIBOR +/- MBS spread), 11/25/47 (a)	4,536	4,524
Government National Mortgage Association
5.50%, 07/15/20	16	17
5.00%, 12/20/34 - 02/20/40	470	507
6.00%, 07/15/36	1,174	1,322
4.50%, 09/20/40	786	830
3.50%, 03/20/43 - 04/20/43	3,545	3,599
		82,758
Municipal 0.2%
Florida State Board of Administration Finance Corp.
2.16%, 07/01/19	3,650	3,641

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
U.S. Government Agency Obligations 7.7%
Federal Home Loan Mortgage Corp.
1.63%, 09/29/20 (c) (f)	7,000	6,866
Federal National Mortgage Association
1.00%, 08/28/19 (f)	41,250	40,536
1.50%, 02/28/20 - 07/30/20 (f)	45,000	44,157
1.25%, 08/17/21 (f)	26,125	25,071
		116,630
U.S. Treasury Securities 3.7%
U.S. Treasury Note
2.25%, 02/29/20	15,065	15,058
1.63%, 11/30/20	28,100	27,560
1.38%, 05/31/21 (g)	14,180	13,724
		56,342
Total Government And Agency Obligations (cost $286,273)		282,992
SHORT TERM INVESTMENTS 3.5%
Certificates of Deposit 0.3%
Intesa Sanpaolo SpA
2.10%, 09/27/18	4,035	4,022
Commercial Paper 0.9%
Catholic Health Initiatives
2.99%, 05/31/18 (h)	4,715	4,698
Energy Transfer Partners LP
2.48%, 04/03/18 (b) (h)	4,015	4,014
Equifax Inc.
2.45%, 05/02/18 (b) (h)	5,600	5,590
		14,302
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 1.55% (i) (j)	5,000	5,000
T. Rowe Price Government Reserve Fund, 1.59% (i) (j)	22,187	22,187
		27,187
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (j)	7,654	7,654
Total Short Term Investments (cost $53,169)		53,165
Total Investments 101.7% (cost $1,561,894)		1,550,546
Other Derivative Instruments 0.0%		37
Other Assets and Liabilities, Net (1.7)%		(25,496)
Total Net Assets 100.0%		1,525,087

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $396,854 and 26.0%, respectively.

(c) All or portion of the security was on loan.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(f) The security is a direct debt of the agency and not collateralized by mortgages.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Note, 10-Year	(57)	June 2018	(6,818)	(22)	(87)
U.S. Treasury Note, 2-Year	1,353	June 2018	287,433	42	228
U.S. Treasury Note, 5-Year	151	June 2018	17,182	17	101
				37	242

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	BNP	05/18/18	EUR	(712)	(878)	1
					(878)	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 98.6%
Consumer Discretionary 4.7%
Booking Holdings Inc. (a)	23	47,225
Caesars Entertainment Corp. (a)	61	692
Expedia Inc.	69	7,629
General Motors Co.	62	2,239
Lennar Corp. - Class A	520	30,646
Magna International Inc.	659	37,152
MGM Resorts International	482	16,869
Norwegian Cruise Line Holdings Ltd. (a)	719	38,068
Time Warner Inc.	92	8,664
Twenty-First Century Fox Inc. - Class B	918	33,402
Walt Disney Co.	28	2,832
		225,418
Consumer Staples 10.1%
Bunge Ltd.	631	46,668
CVS Health Corp.	590	36,698
Philip Morris International Inc.	1,137	112,975
Tyson Foods Inc. - Class A	2,804	205,241
Walmart Inc.	963	85,687
		487,269
Energy 7.9%
Andeavor Corp.	141	14,136
Canadian Natural Resources Ltd.	189	5,954
Chevron Corp.	757	86,305
EOG Resources Inc.	461	48,504
Hess Corp.	346	17,540
Marathon Petroleum Corp.	531	38,829
Occidental Petroleum Corp.	67	4,332
Plains GP Holdings LP - Class A (a)	44	968
Total SA - ADR	1,487	85,785
TransCanada Corp.	1,635	67,565
Valero Energy Corp.	145	13,461
		383,379
Financials 25.3%
American International Group Inc.	984	53,545
Bank of America Corp.	1,923	57,658
Bank of New York Mellon Corp.	433	22,316
Chubb Ltd.	668	91,356
Citigroup Inc.	671	45,321
Fifth Third Bancorp	1,379	43,779
First Republic Bank	233	21,606
Intercontinental Exchange Inc.	679	49,219
JPMorgan Chase & Co.	1,977	217,444
KeyCorp	2,377	46,470
Marsh & McLennan Cos. Inc.	702	57,978
MetLife Inc.	766	35,157
Morgan Stanley	2,293	123,736
Muenchener Rueckversicherungs AG	166	38,700
PNC Financial Services Group Inc.	501	75,723
State Street Corp.	304	30,368
SunTrust Banks Inc.	299	20,351
Synchrony Financial	1,441	48,333
U.S. Bancorp	348	17,584
Wells Fargo & Co.	1,862	97,585
Willis Towers Watson Plc	174	26,496
		1,220,725
Health Care 14.8%
Abbott Laboratories	271	16,237
Aetna Inc.	167	28,259
Agilent Technologies Inc.	564	37,704
Anthem Inc.	155	34,016
Becton Dickinson & Co.	288	62,334
CIGNA Corp.	60	10,148
Cooper Cos. Inc.	100	22,835
Danaher Corp.	632	61,882
Gilead Sciences Inc.	313	23,590
Hologic Inc. (a)	672	25,101
Johnson & Johnson	473	60,650
Medtronic Plc	603	48,361
Merck & Co. Inc.	1,166	63,519
	Shares/Par[1]	Value ($)
Perrigo Co. Plc	225	18,783
Pfizer Inc.	2,298	81,545
Roche Holding AG	72	16,654
Stryker Corp.	291	46,828
Thermo Fisher Scientific Inc.	172	35,497
UnitedHealth Group Inc.	104	22,170
		716,113
Industrials 9.0%
3M Co.	20	4,346
American Airlines Group Inc.	962	49,965
Boeing Co.	261	85,542
Delta Air Lines Inc.	833	45,686
General Electric Co.	121	1,636
Harris Corp.	179	28,864
Honeywell International Inc.	196	28,316
Johnson Controls International Plc	1,146	40,373
Northrop Grumman Systems Corp.	161	56,348
PACCAR Inc.	43	2,819
Roper Industries Inc.	126	35,336
Stanley Black & Decker Inc.	310	47,446
Stericycle Inc. (a)	106	6,198
		432,875
Information Technology 13.3%
Applied Materials Inc.	576	32,043
Broadcom Ltd.	303	71,320
Cisco Systems Inc.	1,835	78,701
Corning Inc.	694	19,357
Intel Corp.	567	29,545
Keysight Technologies Inc. (a)	892	46,761
Maxim Integrated Products Inc.	235	14,140
Microchip Technology Inc. (b)	92	8,451
Microsoft Corp.	2,466	225,035
QUALCOMM Inc.	385	21,319
Synopsys Inc. (a)	413	34,351
TE Connectivity Ltd.	228	22,785
Texas Instruments Inc.	383	39,767
		643,575
Materials 3.6%
CF Industries Holdings Inc.	823	31,037
DowDuPont Inc.	807	51,401
International Paper Co.	1,482	79,196
PPG Industries Inc.	115	12,890
		174,524
Real Estate 2.1%
Crown Castle International Corp.	715	78,349
SL Green Realty Corp.	45	4,348
Weyerhaeuser Co.	599	20,975
		103,672
Telecommunication Services 1.4%
Verizon Communications Inc.	1,390	66,480
Utilities 6.4%
American Electric Power Co. Inc.	35	2,421
Entergy Corp.	369	29,038
Eversource Energy	483	28,454
NextEra Energy Inc.	506	82,609
NiSource Inc.	487	11,643
PG&E Corp.	844	37,082
Sempra Energy	562	62,472
Southern Co.	380	16,954
Westar Energy Inc.	703	36,952
Xcel Energy Inc.	55	2,492
		310,117
Total Common Stocks (cost $4,393,855)		4,764,147
PREFERRED STOCKS 0.8%
Health Care 0.2%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (c)	188	11,000
Utilities 0.6%
NextEra Energy Inc., 6.12%, 09/01/19 (c)	345	19,879

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Sempra Energy, 6.00%, 01/15/21 (c)	95	9,758
		29,637
Total Preferred Stocks (cost $36,025)		40,637
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.55% (d) (e)	3,675	3,675
T. Rowe Price Government Reserve Fund, 1.59% (d) (e)	22,001	22,001
Total Short Term Investments (cost $25,676)		25,676
Total Investments 99.9% (cost $4,455,556)		4,830,460
Other Assets and Liabilities, Net 0.1%		2,799
Total Net Assets 100.0%		4,833,259

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Vanguard Growth Allocation Fund
INVESTMENT COMPANIES 99.6%
Vanguard Emerging Markets Government Bond ETF (a)	36	2,846
Vanguard FTSE Developed Markets ETF	753	33,313
Vanguard Global ex-U.S. Real Estate ETF (a)	35	2,135
Vanguard Growth ETF	84	11,973
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares (a)	46	3,914
Vanguard Mid-Cap ETF	75	11,541
Vanguard Mortgage-Backed Securities ETF	138	7,112
Vanguard MSCI Emerging Markets ETF	248	11,642
Vanguard REIT ETF	33	2,465
Vanguard Short-Term Corporate Bond ETF	59	4,611
Vanguard Short-Term Inflation-Protected Securities Index ETF	44	2,132
Vanguard Small-Cap ETF	35	5,099
Vanguard Total Bond Market ETF	53	4,279
Vanguard Total Stock Market ETF	156	21,148
Vanguard Value ETF	127	13,148
Total Investment Companies (cost $140,289)		137,358
SHORT TERM INVESTMENTS 3.8%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 1.55% (b) (c)	1,336	1,336
Securities Lending Collateral 2.8%
Securities Lending Cash Collateral Fund LLC, 1.69% (b) (c)	3,931	3,931
Total Short Term Investments (cost $5,267)		5,267
Total Investments 103.4% (cost $145,556)		142,625
Other Assets and Liabilities, Net (3.4)%		(4,645)
Total Net Assets 100.0%		137,980

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL/Vanguard Moderate Allocation Fund
INVESTMENT COMPANIES 99.5%
Vanguard Emerging Markets Government Bond ETF	30	2,354
Vanguard FTSE Developed Markets ETF	203	8,995
Vanguard Global ex-U.S. Real Estate ETF	12	719
Vanguard Growth ETF	23	3,209
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	87	7,406
Vanguard Mid-Cap ETF	16	2,414
Vanguard Mortgage-Backed Securities ETF	235	12,107
Vanguard MSCI Emerging Markets ETF	63	2,956
Vanguard REIT ETF	9	713
Vanguard Short-Term Corporate Bond ETF	108	8,473
Vanguard Short-Term Inflation-Protected Securities Index ETF	48	2,346
Vanguard Small-Cap ETF	9	1,386
Vanguard Total Bond Market ETF	93	7,422
Vanguard Total Stock Market ETF	52	6,987
Vanguard Value ETF	33	3,424
Total Investment Companies (cost $71,584)		70,911
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.55% (a) (b)	266	266
Total Short Term Investments (cost $266)		266
Total Investments 99.9% (cost $71,850)		71,177
Other Assets and Liabilities, Net 0.1%		105
Total Net Assets 100.0%		71,282

(a)  Investment in affiliate.

(b)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL/Vanguard Moderate Growth Allocation Fund
INVESTMENT COMPANIES 99.6%
Vanguard Emerging Markets Government Bond ETF	41	3,217
Vanguard FTSE Developed Markets ETF	443	19,617
Vanguard Global ex-U.S. Real Estate ETF	22	1,340
Vanguard Growth ETF (a)	53	7,521
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares (a)	79	6,704
Vanguard Mid-Cap ETF	33	5,117
Vanguard Mortgage-Backed Securities ETF	208	10,721
Vanguard MSCI Emerging Markets ETF	137	6,452
Vanguard REIT ETF	18	1,327
Vanguard Short-Term Corporate Bond ETF	89	6,952
Vanguard Short-Term Inflation-Protected Securities Index ETF	66	3,214
Vanguard Small-Cap ETF	19	2,818
Vanguard Total Bond Market ETF	84	6,719
Vanguard Total Stock Market ETF	106	14,422
Vanguard Value ETF	79	8,132
Total Investment Companies (cost $105,348)		104,273
SHORT TERM INVESTMENTS 7.5%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 1.55% (b) (c)	1,945	1,945
Securities Lending Collateral 5.6%
Securities Lending Cash Collateral Fund LLC, 1.69% (b) (c)	5,870	5,870
Total Short Term Investments (cost $7,815)		7,815
Total Investments 107.1% (cost $113,163)		112,088
Other Assets and Liabilities, Net (7.1)%		(7,383)
Total Net Assets 100.0%		104,705

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 37.4%
Consumer Discretionary 6.0%
Caesars Entertainment Corp. (a) (b) (c)	71	798
CBS Corp. - Class B	2	99
La Quinta Holdings Inc. (a)	26	489
Tribune Media Co. - Class A (b)	91	3,670
Twenty-First Century Fox Inc. - Class A (c)	25	929
Twenty-First Century Fox Inc. - Class B (b) (c)	215	7,810
		13,795
Consumer Staples 0.1%
Rite Aid Corp. (a)	124	208
Energy 2.0%
Archrock Partners LP (b)	86	1,053
Columbia Pipeline Group Inc. (a) (d) (e) (f)	134	3,417
EQT Corp. (c)	5	222
		4,692
Financials 13.1%
Avista Healthcare Public Acquisition Corp. - Class A (a)	123	1,228
Big Rock Partners Acquisition Corp. (a)	113	1,105
Bison Capital Acquisition Corp. (a) (b)	107	1,060
Black Ridge Acquisition Corp. (a)	85	823
CM Seven Star Acquisition Corp. (a) (b)	247	2,404
Constellation Alpha Capital Corp. (a)	118	1,169
Draper Oakwood Technology Acquisition Inc. - Class A (a)	102	1,012
Federal Street Acquisition Corp. - Class A (a)	24	230
Forum Merger Corp. (a) (d) (f)	431	3,783
GigCapital Inc. (a) (b)	302	2,930
Industrea Acquisition Corp. - Class A (a)	63	622
Landcadia Holdings Inc. - Class A (a)	1	6
Legacy Acquisition Corp. - Class A (a) (b)	356	3,410
Matlin & Partners Acquisition Corp. - Class A (a)	61	603
Modern Media Acquisition Corp. (a)	241	2,391
Mudrick Capital Acquisition Corp. (a)	44	450
National Energy Services Reunited Corp. (a)	117	1,159
Pensare Acquisition Corp. (a) (b)	165	1,609
Regalwood Global Energy Ltd. (a)	240	2,419
XL Group Ltd.	26	1,431
		29,844
Health Care 1.3%
Ablynx NV - ADR (a)	9	501
Aetna Inc.	12	1,980
Almost Family Inc. (a)	7	397
		2,878
Industrials 5.5%
Rockwell Collins Inc. (b)	93	12,497
Information Technology 7.5%
Borqs Technologies Inc. (a)	1	9
Cavium Inc. (a) (b)	32	2,568
CSRA Inc.	24	977
Microsemi Corp. (a) (b)	138	8,958
MoneyGram International Inc. (a) (b)	50	429
Orbotech Ltd. (a)	64	3,957
QUALCOMM Inc. (c)	3	169
		17,067
Materials 1.6%
DowDuPont Inc.	26	1,660
KapStone Paper and Packaging Corp.	7	246
Monsanto Co. (b)	15	1,769
		3,675
Telecommunication Services 0.1%
CenturyLink Inc. (c)	19	317
Utilities 0.2%
Dynegy Inc. (a)	27	363
Total Common Stocks (cost $85,976)		85,336
	Shares/Par[1]	Value ($)
PREFERRED STOCKS 3.5%
Energy 1.7%
Callon Petroleum Co. - Series A, 10.00%, (callable at 50 beginning 05/30/18) (b) (g)	28	1,426
NuStar Logistics LP, 8.46%, (callable at 25 beginning 05/15/18) (b)	96	2,433
		3,859
Real Estate 1.8%
Colony NorthStar Inc. - Series E, 8.75%, (callable at 25 beginning 05/15/19) (b) (g)	63	1,585
Colony NorthStar Inc. - Series B, 8.25%, (callable at 25 beginning 05/14/18) (b) (g)	42	1,051
Kimco Realty Corp. - Series M, 5.25%, (callable at 25 beginning 12/20/22) (g)	55	1,205
Vornado Realty Trust - Series M, 5.25%, (callable at 25 beginning 12/13/22) (g)	15	353
		4,194
Total Preferred Stocks (cost $8,332)		8,053
RIGHTS 0.2%
Big Rock Partners Acquisition Corp. (a)	113	40
Bison Capital Acquisition Corp. (a)	107	43
Black Ridge Acquisition Corp. (a)	85	26
CM Seven Star Acquisition Corp. (a)	247	79
Draper Oakwood Technology Acquisition Inc. (a)	102	58
GigCapital Inc. (a)	302	109
Modern Media Acquisition Corp. (a)	241	94
Nexstar Broadcasting Inc. (a) (h)	134	14
Pensare Acquisition Corp. (a)	165	74
Total Rights (cost $472)		537
WARRANTS 0.3%
Big Rock Partners Acquisition Corp. (a)	57	18
Bison Capital Acquisition Corp. (a)	53	21
Black Ridge Acquisition Corp. (a)	85	30
Borqs Technologies Inc. (a)	66	16
CM Seven Star Acquisition Corp. (a)	123	43
ConvergeOne Holdings Inc. (a)	181	217
Draper Oakwood Technology Acquisition Inc. (a)	51	43
Federal Street Acquisition Corp. (a)	12	14
GigCapital Inc. (a)	227	106
Legacy Acquisition Corp. (a)	356	117
Modern Media Acquisition Corp. (a)	120	63
Pensare Acquisition Corp. (a)	83	41
Total Warrants (cost $482)		729
INVESTMENT COMPANIES 5.1%
Altaba Inc. (a)	2	163
Apollo Senior Floating Rate Fund Inc. (b)	55	931
Apollo Tactical Income Fund Inc.	1	22
Ares Dynamic Credit Allocation Fund Inc.	11	174
BlackRock Debt Strategies Fund Inc.	243	2,820
BlackRock Floating Rate Income Strategies Fund Inc.	47	685
Eaton Vance Floating-Rate Income Trust	56	840
First Trust Senior Floating Rate Income Fund II	55	724
Invesco Dynamic Credit Opportunities Fund	78	916
Invesco Senior Income Trust	206	906
Nuveen Credit Strategies Income Fund	4	29
Voya Prime Rate Trust	177	923
Western Asset High Income Opportunity Fund Inc. (b)	498	2,396
Total Investment Companies (cost $11,243)		11,529
CORPORATE BONDS AND NOTES 20.1%
Consumer Discretionary 2.5%
Caesars Entertainment Corp.
5.00%, 10/01/24 (i)	719	1,254
Sinclair Television Group Inc.
6.13%, 10/01/22	4,109	4,217
Tribune Media Co.
5.88%, 07/15/22	243	247
		5,718
Consumer Staples 5.5%
HRG Group Inc.
7.75%, 01/15/22	4,393	4,569
Rite Aid Corp.
9.25%, 03/15/20	4,065	4,072

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
6.75%, 06/15/21	2,967	3,023
6.13%, 04/01/23 (j)	979	988
		12,652
Energy 1.3%
Enbridge Inc.
6.00%, 01/15/77 (i) (k)	2,925	2,877
Health Care 1.7%
Impax Laboratories Inc.
2.00%, 06/15/22 (i)	3,888	3,867
Industrials 2.4%
Altegrity Inc.
9.50%, 07/01/19 (j)	1,840	1,929
General Cable Corp.
5.75%, 10/01/22 (l)	3,543	3,640
		5,569
Materials 3.8%
Aleris International Inc.
9.50%, 04/01/21 (j)	4,490	4,683
Momentive Performance Materials Inc.
3.88%, 10/24/21	3,713	3,885
		8,568
Utilities 2.9%
Dynegy Inc.
5.88%, 06/01/23	1,519	1,557
GenOn Americas Generation LLC
0.00%, 05/01/31 (a) (m)	9,584	4,987
		6,544
Total Corporate Bonds And Notes (cost $49,313)		45,795
OTHER EQUITY INTERESTS 0.1%
Impax Laboratories Inc. Escrow (a) (h) (n)	1,261	8
Winthrop Realty Trust Escrow (a) (f) (h) (n) (o)	51	320
Total Other Equity Interests (cost $558)		328
SHORT TERM INVESTMENTS 8.6%
Investment Companies 8.6%
JNL Government Money Market Fund - Institutional Class, 1.55% (p) (q)	19,569	19,569
Total Short Term Investments (cost $19,569)		19,569
Total Investments 75.3% (cost $175,945)		171,876
Total Securities Sold Short (10.8)% (proceeds $25,825)		(24,745)
Total Purchased Options 1.0% (cost $1,864)		2,301
Other Derivative Instruments 0.5%		1,237
Other Assets and Liabilities, Net 34.0%		77,453
Total Net Assets 100.0%		228,122

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Shares subject to merger appraisal rights.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Convertible security.

(j) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $7,600 and 3.3%, respectively.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(m) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.2% of the Fund’s net assets.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (10.8%)
COMMON STOCKS (10.8%)
Consumer Discretionary (2.9%)
Discovery Communications Inc. - Class A	(33)	(703)
Marriott Vacations Worldwide Corp.	(29)	(3,837)
Sinclair Broadcast Group Inc. - Class A	(21)	(653)
Walt Disney Co.	(15)	(1,553)
		(6,746)
Consumer Staples (0.2%)
CVS Health Corp.	(9)	(586)
Energy (0.5%)
Archrock Inc.	(121)	(1,055)
Health Care (0.2%)
LHC Group Inc.	(6)	(399)
Industrials (1.3%)
United Technologies Corp.	(23)	(2,930)
	Shares/Par[1]	Value ($)
Information Technology (1.5%)
Alibaba Group Holding Ltd. - ADS	(1)	(132)
KLA-Tencor Corp.	(16)	(1,734)
Marvell Technology Group Ltd.	(70)	(1,480)
		(3,346)
Materials (1.2%)
Praxair Inc.	(20)	(2,831)
Real Estate (0.1%)
Brookfield Property Partners LP	(9)	(180)
Telecommunication Services (2.8%)
AT&T Inc.	(177)	(6,307)
Utilities (0.1%)
Vistra Energy Corp.	(18)	(365)
Total Common Stocks (proceeds $25,825)		(24,745)
Total Securities Sold Short (10.8%) (proceeds $25,825)		(24,745)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Winthrop Realty Trust Escrow	08/08/15	558	320	0.1
		558	320	0.1

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Altice USA Inc.	Put	17.00	04/20/18	369	16
Altice USA Inc.	Put	17.00	06/15/18	3,443	405
Caesars Entertainment Corp.	Put	11.00	06/15/18	709	50
CBS Corp.	Put	50.00	06/15/18	1,176	256
Dover Corp.	Put	85.00	05/18/18	69	5
Dover Corp.	Put	90.00	06/15/18	182	39
Dover Corp.	Put	85.00	06/15/18	119	14
DowDuPont Inc.	Put	60.00	04/20/18	748	40
DXC Technology Co.	Put	90.00	04/20/18	204	6
Eli Lilly & Co.	Put	75.00	05/18/18	720	133
EQT Corp.	Put	45.00	04/20/18	662	33
EQT Corp.	Put	42.50	04/20/18	232	4
EQT Corp.	Put	40.00	04/20/18	231	1
EQT Corp.	Put	45.00	06/15/18	228	38
EQT Corp.	Put	42.50	06/15/18	273	26
GGP Inc.	Put	20.00	04/20/18	533	12
Huntsman Corp.	Put	30.00	05/18/18	1,361	252
Huntsman Corp.	Put	29.00	05/18/18	716	96
Huntsman Corp.	Put	28.00	05/18/18	148	14
ILG Inc.	Put	28.00	04/20/18	540	10
Johnson Controls International Plc	Put	36.00	04/20/18	1,177	152
Materials Select Sector SPDR Fund	Put	60.00	04/20/18	214	83
SPDR S&P 500 ETF Trust	Call	287.00	04/20/18	209	1
SPDR S&P 500 ETF Trust	Put	268.00	04/20/18	127	90
SPDR S&P 500 ETF Trust	Put	265.00	04/20/18	150	82
SPDR S&P 500 ETF Trust	Put	275.00	04/20/18	43	54
SPDR S&P 500 ETF Trust	Put	261.00	05/18/18	120	68
SPDR S&P 500 ETF Trust	Put	265.00	05/18/18	159	114
Trinity Industries Inc.	Put	31.00	04/20/18	2,050	72
Trinity Industries Inc.	Put	30.00	04/20/18	520	10
Twenty-First Century Fox Inc. Class A	Put	30.00	06/15/18	190	3
United Technologies Corp.	Put	105.00	08/17/18	37	6
VanEck Vectors Semiconductor ETF	Put	105.00	05/18/18	228	108
					2,293

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Atlas Copco AB	JPM	Put	SEK	320.00	04/20/18	534	3
Atlas Copco AB	JPM	Put	SEK	310.00	04/20/18	285	1
Atlas Copco AB	JPM	Put	SEK	300.00	05/18/18	266	4
							8

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Altice USA Inc.	Put	19.00	04/20/18	369	(48)
Altice USA Inc.	Put	20.00	06/15/18	3,443	(964)
Caesars Entertainment Corp.	Call	13.00	06/15/18	709	(25)
CenturyLink Inc.	Call	18.00	05/18/18	64	(3)
Dover Corp.	Put	95.00	05/18/18	69	(18)
Dover Corp.	Put	95.00	06/15/18	119	(42)
Dover Corp.	Put	100.00	06/15/18	182	(103)
DowDuPont Inc.	Put	70.00	04/20/18	748	(465)
Dr Pepper Snapple Group Inc.	Call	120.00	05/18/18	17	(3)
DXC Technology Co.	Put	100.00	04/20/18	204	(45)
Eli Lilly & Co.	Put	80.00	05/18/18	720	(317)
EQT Corp.	Call	47.50	06/15/18	46	(14)
EQT Corp.	Put	50.00	04/20/18	894	(266)
EQT Corp.	Put	47.50	04/20/18	237	(32)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
EQT Corp.	Put	50.00	06/15/18	228	(92)
EQT Corp.	Put	47.50	06/15/18	227	(60)
GGP Inc.	Call	23.00	04/20/18	1,664	—
Huntsman Corp.	Call	34.00	05/18/18	1,514	(30)
Huntsman Corp.	Put	32.00	05/18/18	716	(230)
Huntsman Corp.	Put	31.00	05/18/18	148	(36)
ILG Inc.	Call	32.00	04/20/18	540	(41)
QUALCOMM Inc.	Call	60.00	04/20/18	31	(2)
SPDR S&P 500 ETF Trust	Call	280.00	04/20/18	209	(5)
SPDR S&P 500 ETF Trust	Put	252.00	04/20/18	299	(46)
SPDR S&P 500 ETF Trust	Put	251.00	05/18/18	279	(86)
Trinity Industries Inc.	Put	35.00	04/20/18	2,050	(522)
Trinity Industries Inc.	Put	34.00	04/20/18	520	(96)
Twenty-First Century Fox Inc. Class A	Call	35.00	04/20/18	67	(12)
Twenty-First Century Fox Inc. Class A	Call	36.00	06/15/18	250	(56)
Twenty-First Century Fox Inc. Class B	Call	35.00	04/20/18	1,576	(332)
United Technologies Corp.	Call	125.00	08/17/18	50	(38)
VanEck Vectors Semiconductor ETF	Put	95.00	05/18/18	228	(40)
					(4,069)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Atlas Copco AB	JPM	Put	SEK	350.00	04/20/18	534	(22)
Atlas Copco AB	JPM	Put	SEK	330.00	04/20/18	285	(3)
Atlas Copco AB	JPM	Put	SEK	330.00	05/18/18	266	(15)
							(40)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	05/15/18	AUD	2,312	1,776	(12)
GBP/USD	JPM	05/30/18	GBP	126	177	(3)
GBP/USD	JPM	05/30/18	GBP	255	358	2
GBP/USD	JPM	06/15/18	GBP	158	222	(3)
GBP/USD	JPM	06/15/18	GBP	280	394	2
GBP/USD	JPM	07/13/18	GBP	162	229	(1)
GBP/USD	JPM	07/13/18	GBP	1,321	1,861	32
GBP/USD	JPM	09/11/18	GBP	74	105	1
JPY/USD	JPM	05/21/18	JPY	441,876	4,166	(3)
USD/AUD	JPM	05/15/18	AUD	(1,611)	(1,238)	(2)
USD/AUD	JPM	05/15/18	AUD	(701)	(538)	17
USD/AUD	JPM	05/25/18	AUD	(84)	(65)	1
USD/DKK	JPM	06/06/18	DKK	(2,396)	(397)	(1)
USD/DKK	JPM	06/06/18	DKK	(37,838)	(6,275)	39
USD/EUR	JPM	06/05/18	EUR	(1,161)	(1,435)	(1)
USD/EUR	JPM	06/05/18	EUR	(5,539)	(6,848)	15
USD/EUR	JPM	07/05/18	EUR	(4,083)	(5,059)	49
USD/EUR	JPM	08/15/18	EUR	(4,703)	(5,847)	(157)
USD/EUR	JPM	08/15/18	EUR	(588)	(730)	7
USD/GBP	JPM	05/30/18	GBP	(381)	(535)	10
USD/GBP	JPM	06/15/18	GBP	(439)	(616)	(25)
USD/GBP	JPM	07/13/18	GBP	(13,356)	(18,820)	(636)
USD/GBP	JPM	07/13/18	GBP	(765)	(1,079)	12
USD/GBP	JPM	07/17/18	GBP	(174)	(245)	(2)
USD/GBP	JPM	07/17/18	GBP	(258)	(364)	4
USD/GBP	JPM	09/11/18	GBP	(470)	(664)	(8)
USD/GBP	JPM	09/11/18	GBP	(177)	(253)	—
USD/JPY	JPM	05/21/18	JPY	(441,876)	(4,166)	17
					(45,886)	(646)

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
COMMON STOCKS
Ablynx NV (E)	BOA	1M LIBOR +0.75%	02/06/19 ††	4,431	—	39
Express Scripts Holding Co. (E)	BOA	1M LIBOR +0.40%	03/21/19 ††	908	—	(44)
Gemalto NV (E)	BOA	1M LIBOR +0.35%	12/18/18 ††	484	—	21
GGP Inc. (E)	BOA	1M LIBOR +0.75%	03/05/19 ††	6,632	—	(233)
GKN Plc (E)	BOA	1M LIBOR +1.60%	03/22/19 ††	4,075	—	307
Linde AG (E)	BOA	1M LIBOR +0.35%	03/19/19 ††	4,780	—	(477)
Monsanto Co. (E)	BOA	1M LIBOR +0.40%	03/07/19 ††	232	—	(12)
NXP Semiconductors NV (E)	BOA	1M LIBOR +0.40%	02/14/19 ††	21,731	—	254
Rite Aid Corp. (E)	BOA	1M LIBOR +0.40%	10/22/18 ††	98	—	(8)
Time Warner Inc. (E)	BOA	1M LIBOR +0.40%	10/22/18 ††	20,814	—	(1,565)
Abertis Infraestructuras SA (E)	JPM	3M LIBOR +0.40%	03/25/19 ††	8,148	—	25

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Aetna Inc. (E)	JPM	3M LIBOR +0.30%	03/08/19 ††	9,718	—	(520)
CBS Corp. (E)	JPM	3M LIBOR +0.30%	09/21/18 ††	9,126	—	(1,137)
Colony NorthStar Inc. (E)	JPM	3M LIBOR +0.45%	07/18/18 ††	1,021	—	(619)
Discovery Inc. Series C (E)	JPM	3M LIBOR +0.00%	03/08/19 ††	—	—	641
Dr Pepper Snapple Group Inc. (E)	JPM	3M LIBOR +0.30%	03/20/19 ††	9,344	—	202
Gemalto NV (E)	JPM	3M LIBOR +0.49%	02/07/19 ††	5,666	—	160
Huntsman Corp. (E)	JPM	3M LIBOR +0.30%	12/20/18 ††	5,163	—	(518)
ILG Inc. (E)	JPM	3M LIBOR +0.30%	03/04/19 ††	7,945	—	721
Johnson Controls International Plc (E)	JPM	3M LIBOR +0.30%	02/26/19 ††	4,513	—	(340)
Liberty Sirius XM Group Series A (E)	JPM	3M LIBOR +0.30%	01/22/19 ††	2,196	—	—
Mantra Group Ltd. (E)	JPM	3M LIBOR +0.40%	03/08/19 ††	64	—	—
Monsanto Co. (E)	JPM	3M LIBOR +0.30%	02/07/19 ††	10,876	—	(429)
Orbital ATK Inc. (E)	JPM	3M LIBOR +0.30%	03/26/19 ††	6,632	—	7
Pinnacle Entertainment Inc. (E)	JPM	3M LIBOR +0.30%	02/22/19 ††	1,203	—	(38)
Sky Plc (E)	JPM	3M LIBOR +0.30%	03/18/19 ††	13,866	—	4,621
TDC A/S (E)	JPM	3M LIBOR +0.75%	03/22/19 ††	6,559	—	56
Twenty-First Century Fox Inc. Class A (E)	JPM	3M LIBOR +0.30%	02/20/19 ††	1,987	—	18
Twenty-First Century Fox Inc. Class B (E)	JPM	3M LIBOR +0.30%	03/04/19 ††	3,763	—	68
UBM Plc (E)	JPM	3M LIBOR +0.30%	02/11/19 ††	3,230	—	158
Winthrop Realty Trust (E)‡	JPM	3M LIBOR +0.30%	08/13/18 ††	380	—	(194)
XL Group Ltd. (E)	JPM	3M LIBOR +0.30%	03/26/19 ††	5,256	—	(46)
INVESTMENT COMPANIES
Altaba Inc. (E)	JPM	3M LIBOR +0.41%	01/31/19 ††	22,714	—	6,459
					—	7,577
Total return swap agreements - paying return
COMMON STOCKS
AT&T Inc. (Q)	BOA	1M LIBOR -0.40%	10/22/18 ††	(221)	—	—
Brookfield Property Partners LP (Q)	BOA	1M LIBOR -10.50%	03/29/19 ††	(158)	—	2
CIGNA Corp. (Q)	BOA	1M LIBOR -0.40%	03/21/19 ††	(504)	—	(6)
Praxair Inc. (Q)	BOA	1M LIBOR -0.40%	03/19/19 ††	(1,912)	—	186
Alibaba Group Holding Ltd. (Q)	JPM	3M LIBOR -0.60%	02/11/19 ††	(22,625)	—	(1,975)
AT&T Inc. (Q)	JPM	3M LIBOR -0.60%	02/01/19 ††	(63)	—	3
CVS Health Corp. (Q)	JPM	3M LIBOR -0.60%	03/08/19 ††	(3,100)	—	237
Informa Plc (Q)	JPM	3M LIBOR -0.43%	02/11/19 ††	(2,726)	—	(86)
Melrose Industries Plc (Q)	JPM	3M LIBOR -0.87%	03/19/19 ††	(2,673)	—	(118)
Penn National Gaming Inc. (Q)	JPM	3M LIBOR -0.60%	02/22/19 ††	(463)	—	36
SIRI XM Holdings Inc. (Q)	JPM	3M LIBOR -4.75%	10/16/18 ††	(2,859)	—	(262)
Walt Disney Co. (Q)	JPM	3M LIBOR -0.60%	02/12/19 ††	(4,636)	—	398
					—	(1,585)

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 63.9%
Consumer Discretionary 4.7%
Autoliv Inc. (a)	283	41,352
CBS Corp. - Class B	697	35,799
Comcast Corp. - Class A	3,129	106,918
Expedia Inc.	259	28,617
Ford Motor Co.	3,362	37,255
Hilton Worldwide Holdings Inc.	550	43,327
Lowe's Cos. Inc.	415	36,384
TJX Cos. Inc.	388	31,655
		361,307
Consumer Staples 3.6%
Costco Wholesale Corp.	229	43,180
CVS Health Corp.	771	47,935
PepsiCo Inc.	710	77,454
Philip Morris International Inc.	633	62,896
Sysco Corp.	329	19,705
Walgreens Boots Alliance Inc.	310	20,286
		271,456
Energy 6.0%
BP Plc - ADR	519	21,058
Chevron Corp.	1,030	117,509
ConocoPhillips Co.	1,012	60,006
Exxon Mobil Corp.	100	7,447
Halliburton Co.	521	24,437
Hess Corp.	1,402	70,989
Kinder Morgan Inc.	1,327	19,982
Suncor Energy Inc.	1,845	63,722
Total SA - ADR	1,255	72,430
		457,580
Financials 15.0%
American International Group Inc.	899	48,908
Bank of America Corp.	6,092	182,702
Bank of Nova Scotia (a)	639	39,445
BlackRock Inc.	96	52,149
Chubb Ltd.	725	99,120
Citigroup Inc.	943	63,676
Intercontinental Exchange Inc.	748	54,240
JPMorgan Chase & Co.	1,537	169,002
Marsh & McLennan Cos. Inc.	585	48,315
MetLife Inc.	852	39,110
Northern Trust Corp.	660	68,032
PNC Financial Services Group Inc.	831	125,748
Principal Financial Group Inc.	900	54,822
Prudential Financial Inc.	1,016	105,189
		1,150,458
Health Care 8.0%
Abbott Laboratories	600	35,978
AstraZeneca Plc - ADR	1,894	66,223
Bristol-Myers Squibb Co.	1,703	107,685
Cardinal Health Inc.	714	44,765
Eli Lilly & Co.	683	52,868
Medtronic Plc	838	67,236
Merck & Co. Inc.	1,231	67,071
Pfizer Inc.	2,210	78,428
UnitedHealth Group Inc.	287	61,451
Universal Health Services Inc. - Class B	266	31,487
		613,192
Industrials 4.6%
Canadian Pacific Railway Co.	130	23,032
Caterpillar Inc.	352	51,935
Eaton Corp. Plc	572	45,706
Honeywell International Inc.	211	30,474
Johnson Controls International Plc	1,300	45,823
Union Pacific Corp.	357	48,048
United Parcel Service Inc. - Class B	779	81,515
United Technologies Corp.	196	24,690
		351,223
Information Technology 12.0%
Accenture Plc - Class A	218	33,500
	Shares/Par[1]	Value ($)
Alphabet Inc. - Class A (b)	113	116,789
Apple Inc.	388	65,054
Cisco Systems Inc.	1,567	67,206
eBay Inc. (b)	955	38,424
HP Inc.	1,926	42,225
Intel Corp.	2,513	130,862
International Business Machines Corp.	347	53,266
KLA-Tencor Corp.	399	43,475
Microsoft Corp.	2,078	189,664
Motorola Solutions Inc.	607	63,904
QUALCOMM Inc.	664	36,810
Texas Instruments Inc.	360	37,415
		918,594
Materials 2.7%
Ball Corp.	810	32,176
BHP Billiton Plc - ADR	986	39,157
Celanese Corp. - Class A	447	44,757
International Paper Co.	976	52,147
PPG Industries Inc.	330	36,780
		205,017
Real Estate 1.8%
American Tower Corp.	322	46,772
Corporate Office Properties Trust	1,096	28,300
Invitation Homes Inc.	952	21,734
Simon Property Group Inc.	268	41,354
		138,160
Telecommunication Services 2.1%
AT&T Inc.	1,415	50,461
Verizon Communications Inc.	2,278	108,932
		159,393
Utilities 3.4%
Dominion Energy Inc.	913	61,540
Edison International	833	53,048
Exelon Corp.	1,212	47,300
Sempra Energy	630	70,105
UGI Corp.	705	31,328
		263,321
Total Common Stocks (cost $4,109,998)		4,889,701
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.4%
Collateralized Mortgage Obligations 0.2%
Federal National Mortgage Association
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	14,894	14,720
AmeriCredit Automobile Receivables Trust
Series 2014-C-1, 2.15%, 03/09/20	446	446
Series 2017-A2A-1, 1.51%, 05/18/20	618	616
Series 2017-A2A-2, 1.65%, 09/18/20	1,091	1,088
Angel Oak Mortgage Trust LLC
Series 2017-A1-3, 2.71%, 11/25/21 (c) (d)	1,753	1,722
Apidos CLO XVII
Series 2014-A1R-17A, 3.04%, (3M US LIBOR + 1.31%), 04/17/26 (c) (d)	2,085	2,086
Apidos CLO XXII
Series 2015-A2A-22A, 3.79%, (3M US LIBOR + 2.05%), 10/20/27 (c) (d)	5,150	5,172
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 2.91%, (3M US LIBOR + 1.19%), 04/17/26 (c) (d)	2,025	2,025
ARI Fleet Lease Trust
Series 2017-A2-A, 1.91%, 04/15/26 (d)	930	924
Series 2018-A2-A, 2.55%, 10/15/26 (d)	2,310	2,300
Atlas Senior Loan Fund IV Ltd.
Series 2017-A-8A, 2.61%, (3M US LIBOR + 1.30%), 01/16/30 (c) (d)	7,830	7,897
Atlas Senior Loan Fund X Ltd.
Series 2018-A-10A, 2.91%, 01/15/31 (c) (d)	1,380	1,380
Avery Point IV CLO Ltd.
Series 2014-AR-1A, 2.85%, (3M US LIBOR + 1.10%), 04/25/26 (c) (d)	1,920	1,921
Series 2014-BR-1A, 3.35%, (3M US LIBOR + 1.60%), 04/25/26 (c) (d)	4,930	4,931
Banc of America Commercial Mortgage Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/15/25	1,145	1,157

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Bayview Koitere Fund Trust
Series 2017-A-RT4, 3.50%, 07/28/57 (c) (d)	4,165	4,207
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (c) (d)	1,860	1,901
Bayview Opportunity Master Fund IVA Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (c) (d)	2,725	2,751
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (c) (d)	2,447	2,502
Bayview Opportunity Master Fund IVB Trust
Series 2017-A-SPL4, 3.50%, 01/25/55 (c) (d)	1,973	1,992
BlueMountain CLO Ltd.
Series 2014-A1R-1A, 3.03%, (3M US LIBOR + 1.26%), 04/30/26 (c) (d)	4,555	4,558
Series 2015-A1-3A, 3.22%, (3M US LIBOR + 1.48%), 10/20/27 (c)	5,675	5,677
Series 2015-A1R-3A, 0.00%, 04/20/31 (c) (d) (e)	5,906	5,906
Canadian Pacer Auto Receivables Trust
Series 2017-A3-1A, 2.05%, 03/19/21 (d)	1,970	1,939
Carlyle Global Market Strategies CLO Ltd.
Series 2014-BR-2A, 3.44%, (3M US LIBOR + 1.60%), 05/15/25 (c) (d)	3,320	3,321
Series 2014-A1R-5A, 2.86%, (3M US LIBOR + 1.14%), 10/16/25 (c) (d)	7,450	7,450
CD Commercial Mortgage Trust
Series 2017-A4-CD4, REMIC, 3.51%, 04/10/27	2,790	2,783
Cent CLO 20 Ltd.
Series 2013-AR-20A, 2.85%, (3M US LIBOR + 1.10%), 01/25/26 (c) (d)	2,195	2,196
Cent CLO 21 Ltd.
Series 2014-A1AR-21A, 2.97%, (3M US LIBOR + 1.21%), 07/27/26 (c) (d)	620	620
Cent CLO 22 Ltd.
Series 2014-A1R-22A, 3.20%, (3M US LIBOR + 1.41%), 11/07/26 (c) (d)	1,705	1,706
Cent CLO 24 Ltd.
Series 2015-A2-24A, 3.92%, (3M US LIBOR + 2.20%), 10/15/26 (c) (d)	2,185	2,186
Chesapeake Funding II LLC
Series 2016-A2-1A, 2.93%, (1M US LIBOR + 1.15%), 05/15/19 (c) (d)	1,095	1,100
Series 2016-A2-2A, 2.78%, (1M US LIBOR + 1.00%), 09/15/19 (c) (d)	2,773	2,783
Series 2017-A1-3A, 1.91%, 01/15/21 (d)	3,815	3,786
Series 2017-A1-2A, 1.99%, 05/15/29 (d)	3,863	3,824
Series 2017-A2-2A, 2.23%, (1M US LIBOR + 0.45%), 07/15/29 (c) (d)	2,637	2,641
Chrysler Capital Auto Receivables Trust
Series 2016-C-AA, 3.25%, 06/15/22 (d)	795	799
Series 2014-A4-BA, REMIC, 1.76%, 05/15/18 (d)	373	373
CIFC Funding Ltd.
Series 2014-A1LR-2A, 3.14%, (3M US LIBOR + 1.20%), 05/24/26 (c) (d)	3,500	3,502
CNH Equipment Trust
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	2,451	2,441
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (c) (d)	3,730	3,689
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 08/15/45	885	883
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	201	215
Credit Suisse Mortgage Trust
Series 2017-A-LSTK, REMIC, 2.76%, 04/05/21 (d)	6,105	6,038
CSAIL Commercial Mortgage Trust
Series 2015-A4-C1, REMIC, 3.51%, 01/15/25	2,855	2,853
Series 2015-A4-C2, REMIC, 3.50%, 04/15/25	5,600	5,588
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,359
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (c) (d)	3,301	3,301
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (c) (d)	1,964	1,919
Series 2017-A1-1A, REMIC, 2.72%, 10/25/25 (c) (d)	831	831
Series 2017-A1-3A, REMIC, 2.58%, 10/25/47 (c) (d)	1,920	1,906
	Shares/Par[1]	Value ($)
Enterprise Fleet Financing LLC
Series 2017-A2-1, 2.13%, 11/20/19 (d)	1,058	1,052
Series 2017-A2-2, 1.97%, 04/20/20 (d)	2,430	2,411
Series 2017-A2-3, 2.13%, 08/20/20 (d)	2,860	2,831
Series 2018-A2-1, 2.87%, 04/20/21 (d)	3,420	3,420
Finance of America Structured Securities Trust
Series 2017-A-HB1, 2.32%, 11/25/27 (c) (d)	1,699	1,692
First Investors Auto Owner Trust
Series 2014-B-3A, 2.39%, 07/16/18 (d)	730	729
Series 2017-A1-1A, 1.69%, 03/15/19 (d)	747	744
Series 2014-A3-3A, 1.67%, 11/16/20 (d)	83	83
Series 2017-A1-2A, 1.86%, 10/15/21 (d)	875	871
Series 2017-A1-3A, 2.00%, 03/15/22 (d)	4,249	4,224
Series 2017-A2-3A, 2.41%, 12/15/22 (d)	1,680	1,662
Ford Credit Auto Owner Trust
Series 2015-A3-A, 1.28%, 09/15/19	383	382
Ford Credit Floorplan Master Owner Trust
Series 2015-A1-4, 1.77%, 08/15/18	2,450	2,443
Series 2014-B-2, 2.31%, 02/15/19	200	200
Series 2016-B-3, 1.75%, 07/15/19	2,210	2,177
Series 2013-A-2, 2.09%, 03/15/20 (d)	600	591
FREMF Mortgage Trust
Series 2013-B-K712, REMIC, 3.36%, 12/25/19 (c) (d)	1,145	1,150
Series 2013-B-K713, REMIC, 3.16%, 04/25/20 (c) (d)	815	810
Series 2010-B-K7, REMIC, 5.50%, 04/25/20 (c) (d)	1,975	2,059
Galaxy XIX CLO Ltd.
Series 2015-A1R-19A, 2.96%, (3M US LIBOR + 1.22%), 07/24/30 (c) (d)	5,125	5,157
Galaxy XXIII CLO Ltd.
Series 2017-A-23A, 3.02%, (3M US LIBOR + 1.28%), 04/24/29 (c) (d)	1,540	1,547
GM Financial Consumer Automobile Receivables Trust
Series 2017-A2A-1A, 1.51%, 03/16/20 (d)	1,575	1,569
GreatAmerica Leasing Receivables Funding LLC
Series 2018-A3-1, 2.60%, 06/15/21 (d)	1,655	1,647
Series 2017-A4-1, 2.36%, 01/20/23 (d)	2,580	2,553
Series 2018-A4-1, 2.83%, 06/17/24 (d)	1,414	1,406
GS Mortgage Securities Trust
Series 2015-A3-GS1, REMIC, 3.73%, 11/10/48	4,000	4,071
Series 2016-A4-GS3, REMIC, 2.85%, 10/10/49	4,000	3,818
GTP Acquisition Partners I LLC
Series 2015-A-1, 2.35%, 06/15/20 (d)	1,145	1,132
Hyundai Auto Lease Securitization Trust
Series 2018-A2A-A, 2.55%, 08/17/20 (d)	7,780	7,768
Hyundai Auto Receivables Trust
Series 2014-C-B, 2.10%, 11/15/19	545	544
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-A5-JP1, REMIC, 3.91%, 12/15/25	3,290	3,377
KKR CLO 15 Ltd.
Series A1A-15, 3.29%, (3M US LIBOR + 1.56%), 10/18/28 (c) (d)	1,185	1,188
KKR CLO 16 Ltd.
Series A1-16, 3.23%, (3M US LIBOR + 1.49%), 12/05/24 (c) (d)	3,690	3,714
LB-UBS Commercial Mortgage Trust
Series 2008-A2-C1, REMIC, 6.32%, 04/15/41 (c)	15	15
Limerock CLO II Ltd.
Series 2014-AR-2A, 3.03%, (3M US LIBOR + 1.30%), 04/18/26 (c) (d)	2,197	2,197
Madison Park Funding XI Ltd.
Series 2013-AR-11A, 2.90%, (3M US LIBOR + 1.16%), 07/23/29 (c) (d)	3,300	3,307
Madison Park Funding XII Ltd.
Series 2014-AR-12A, 3.00%, (3M US LIBOR + 1.26%), 07/20/26 (c) (d)	1,560	1,560
Madison Park Funding XIII Ltd.
Series 2014-AR-13A, 2.85%, (3M US LIBOR + 1.11%), 01/19/25 (c) (d)	1,265	1,265
Madison Park Funding XVIII Ltd.
Series 2015-A1R-18A, 2.93%, (3M US LIBOR + 1.19%), 10/21/30 (c) (d)	6,530	6,572

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Madison Park Funding XXX Ltd.
Series 2018-A-30A, 0.00%, 04/15/29 (c) (d)	11,320	11,295
Magnetite VII Ltd.
Series 2012-A1R2-7A, 2.62%, (3M US LIBOR + 0.80%), 01/15/28 (c) (d)	9,265	9,265
Master Credit Card Trust II
Series 2017-B-1A, 2.56%, 01/21/20 (d)	995	989
Series 2018-A-1A, 2.33%, (1M US LIBOR + 0.49%), 01/23/23 (c) (d)	7,450	7,464
Mercedes-Benz Master Owner Trust
Series 2017-A-AA, 2.08%, (1M US LIBOR + 0.30%), 05/15/19 (c) (d)	3,895	3,899
MetLife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 04/25/55 (c) (d)	2,593	2,577
Mill City Mortgage Loan Trust
Series 2017-A1-3, 2.75%, 02/25/58 (c) (d)	3,090	3,058
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (d)	834	822
MMAF Equipment Finance LLC
Series 2016-A2-AA, 1.39%, 12/17/18 (d)	203	203
Series 2017-A2-AA, 1.73%, 05/18/20 (d)	1,539	1,533
Series 2017-A3-B, 2.21%, 10/17/22 (d)	1,875	1,840
Series 2016-A5-AA, 2.21%, 12/15/32 (d)	1,865	1,791
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-A4-C20, REMIC, 3.25%, 12/15/24	5,000	4,936
Series 2015-A4-C22, REMIC, 3.31%, 04/15/25	8,000	7,920
Nationstar HECM Loan Trust
Series 2017-A-1A, 1.97%, 05/25/19 (d)	890	887
Series 2017-A1-2A, 2.04%, 09/25/19 (c) (d) (f)	1,078	1,072
Series 2018-A-1A, 2.76%, 02/25/20 (c) (d) (f)	2,366	2,366
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (c) (d)	3,347	3,397
NYCTL Trust
Series 2016-A-A, 1.47%, 08/10/19 (d)	297	295
OBP Depositor LLC Trust
Series 2010-A-OBP, 4.65%, 07/15/20 (d)	495	511
Octagon Investment Partners XVI Ltd.
Series 2013-B1-1A, REMIC, 3.33%, (3M US LIBOR + 1.60%), 07/17/25 (c) (d)	1,485	1,488
Octagon Investment Partners XXX Ltd.
Series 2017-A1-1A, 3.06%, (3M US LIBOR + 1.32%), 03/17/30 (c) (d)	2,025	2,060
OneMain Direct Auto Receivables Trust
Series 2017-A-2A, 2.31%, 12/14/21 (d)	3,025	3,003
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (d)	1,461	1,434
Series 2016-A-2A, 4.10%, 03/20/28 (d)	1,560	1,572
Series 2016-A-1A, 3.66%, 02/20/29 (d)	1,220	1,232
Santander Drive Auto Receivables Trust
Series 2014-C-2, 2.33%, 11/15/19	75	75
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (d)	2,045	2,013
Series 2016-C-1, 2.88%, 07/15/21 (d)	2,130	2,102
Series 2017-C-1, 3.17%, 04/15/22 (d)	1,725	1,682
Series 2018-C-1, 3.45%, 03/15/23 (d)	2,595	2,586
Series 2014-C-1, 2.90%, 10/15/44 (d)	2,125	2,114
Securitized Term Auto Receivables Trust
Series 2016-A3-1A, 1.52%, 06/25/19 (d)	3,295	3,277
Series 2017-A3-1A, 1.89%, 11/25/19 (d)	2,960	2,943
Series 2017-A3-2A, 2.04%, 04/26/21 (d)	1,655	1,628
Seneca Park CLO Ltd.
Series 2014-AR-1A, 2.85%, (3M US LIBOR + 1.12%), 07/17/26 (c) (d)	1,155	1,155
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35 (d)	3,560	3,472
Shackleton CLO Ltd.
Series 2014-A2R-6A, 2.89%, (3M US LIBOR + 1.16%), 07/17/26 (c) (d)	1,150	1,150
Shackleton VIII CLO Ltd.
Series 2015-A1R-8A, 2.66%, 10/20/27 (d)	5,650	5,651
Sound Point CLO XII Ltd.
Series 2016-A-2A, 3.40%, (3M US LIBOR + 1.66%), 10/20/28 (c) (d)	2,605	2,614
	Shares/Par[1]	Value ($)
Sound Point CLO XV Ltd.
Series 2017-A-1A, 3.13%, (3M US LIBOR + 1.39%), 01/23/29 (c) (d)	1,300	1,309
Southwest Airlines Co. Pass-Through Trust
Series 2007-A-1, 6.15%, 02/01/24	142	152
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (d)	2,225	2,227
Series 2016-A-AA, 2.90%, 03/15/20 (d)	2,375	2,365
Series 2015-A-BA, 3.48%, 07/15/21 (d)	1,160	1,159
SPS Servicer Advance Receivables Trust
Series 2016-AT1-T1, 2.53%, 11/15/18 (d)	3,985	3,974
Symphony CLO XIV Ltd.
Series 2014-A2R-14A, 3.00%, (3M US LIBOR + 1.28%), 07/14/26 (c) (d)	1,930	1,930
Thacher Park CLO Ltd.
Series 2014-AR-1A, 2.90%, (3M US LIBOR + 1.16%), 10/20/26 (c) (d)	920	920
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 08/25/55 (c) (d)	1,865	1,833
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (c) (d)	3,476	3,443
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (c) (d)	1,097	1,087
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (c) (d)	4,444	4,388
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (c) (d)	2,039	2,038
United Auto Credit Securitization Trust
Series 2017-A-1, 1.89%, 05/10/19 (d)	1,379	1,378
Series 2017-B-1, 2.40%, 11/12/19 (d)	4,420	4,404
Vantage Data Centers LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (d)	2,863	2,889
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 02/18/20 (d)	1,555	1,540
Voya CLO Ltd.
Series 2014-A1R-1A, 3.06%, (3M US LIBOR + 1.33%), 04/18/26 (c) (d)	875	875
Series 2015-A2-3A, 3.94%, (3M US LIBOR + 2.20%), 10/20/27 (c) (d)	3,405	3,444
Series 2014-AAR2-1A, 0.00%, 04/18/31 (c) (d)	865	865
Wells Fargo Commercial Mortgage Trust
Series 2017-A5-C38, 3.45%, 07/15/50	5,400	5,336
Series 2015-A5-NXS1, REMIC, 3.15%, 04/15/25	1,885	1,846
Series 2015-A4-LC22, REMIC, 3.84%, 09/15/58	2,185	2,231
Westlake Automobile Receivables Trust
Series 2016-A2-2A, 1.57%, 06/17/19 (d)	67	67
Series 2018-A2A-1A, 2.24%, 07/15/19 (d)	8,140	8,111
Series 2017-A2-1A, 1.78%, 04/15/20 (d)	1,484	1,481
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (d)	547	544
Series 2017-A2-1A, 1.88%, 03/20/20 (d)	2,235	2,215
Total Non-U.S. Government Agency Asset-Backed Securities (cost $414,091)		411,271
CORPORATE BONDS AND NOTES 13.5%
Consumer Discretionary 0.8%
21st Century Fox America Inc.
4.50%, 02/15/21	850	884
3.00%, 09/15/22	750	741
4.00%, 10/01/23	3,320	3,421
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,232
2.80%, 08/22/24 (d)	2,700	2,612
4.80%, 12/05/34	1,815	2,009
4.95%, 12/05/44	815	925
4.25%, 08/22/57 (d)	2,205	2,205
AutoZone Inc.
4.00%, 11/15/20	1,000	1,023
3.70%, 04/15/22	495	503
3.13%, 07/15/23	1,000	983
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (d)	1,785	1,776
3.75%, 09/16/24 (d)	4,090	4,158
Charter Communications Operating LLC
6.48%, 10/23/45	240	265

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
5.38%, 05/01/47	795	770
Comcast Corp.
5.65%, 06/15/35	165	194
4.40%, 08/15/35	2,325	2,390
6.50%, 11/15/35	165	211
3.97%, 11/01/47	237	225
4.00%, 11/01/49	285	268
Cox Communications Inc.
3.25%, 12/15/22 (d)	1,950	1,923
4.80%, 02/01/35 (d)	2,695	2,638
6.45%, 12/01/36 (d)	215	246
4.60%, 08/15/47 (d)	400	382
Ford Motor Co.
4.35%, 12/08/26	3,355	3,321
Johnson Controls International Plc
3.75%, 12/01/21	1,000	1,016
Marriott International Inc.
2.88%, 03/01/21	3,225	3,197
NBCUniversal Enterprise Inc.
1.66%, 04/15/18 (d)	830	830
Nissan Motor Acceptance Corp.
2.65%, 09/26/18 (d)	1,445	1,445
Time Warner Cable Inc.
8.75%, 02/14/19	50	52
8.25%, 04/01/19	695	729
6.55%, 05/01/37	435	488
7.30%, 07/01/38	285	340
6.75%, 06/15/39	285	323
Time Warner Entertainment Co. LP
8.38%, 03/15/23	195	232
Time Warner Inc.
4.88%, 03/15/20	500	517
4.75%, 03/29/21	450	469
3.60%, 07/15/25	8,175	7,965
Viacom Inc.
4.25%, 09/01/23	7,650	7,746
		60,654
Consumer Staples 0.8%
Altria Group Inc.
4.75%, 05/05/21	548	572
4.50%, 05/02/43	745	756
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (g)	680	723
5.38%, 01/15/20 (g)	170	178
3.75%, 01/15/22	750	765
2.50%, 07/15/22	731	709
3.50%, 01/12/24	5,425	5,460
4.38%, 04/15/38	1,050	1,069
4.95%, 01/15/42	200	217
3.75%, 07/15/42	820	750
BAT Capital Corp.
3.56%, 08/15/27 (d)	9,800	9,396
Cargill Inc.
4.31%, 05/14/21 (d)	517	540
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	556	556
Constellation Brands Inc.
2.70%, 05/09/22	655	635
CVS Caremark Corp.
4.00%, 12/05/23	2,680	2,716
CVS Health Corp.
4.10%, 03/25/25	9,090	9,159
4.88%, 07/20/35	1,135	1,180
5.13%, 07/20/45	4,175	4,454
Kraft Heinz Foods Co.
3.50%, 07/15/22	1,365	1,363
3.00%, 06/01/26	1,595	1,474
4.38%, 06/01/46	6,970	6,362
Kroger Co.
3.30%, 01/15/21	745	749
3.85%, 08/01/23	1,830	1,847
4.00%, 02/01/24	1,775	1,809
4.45%, 02/01/47 (a)	575	541
	Shares/Par[1]	Value ($)
Philip Morris International Inc.
4.88%, 11/15/43	430	467
Sigma Alimentos SA de CV
4.13%, 05/02/26 (d)	2,985	2,873
		57,320
Energy 1.2%
Anadarko Petroleum Corp.
4.85%, 03/15/21	3,225	3,353
Andeavor Logistics LP
3.50%, 12/01/22	735	723
BG Energy Capital Plc
4.00%, 10/15/21 (d)	1,850	1,897
BP Capital Markets Plc
3.25%, 05/06/22	1,000	1,001
2.50%, 11/06/22	600	580
3.99%, 09/26/23	195	201
Columbia Pipeline Group Inc.
2.45%, 06/01/18	1,560	1,560
ConocoPhillips Co.
4.95%, 03/15/26	255	278
4.30%, 11/15/44	1,600	1,654
Energy Transfer Partners LP
7.60%, 02/01/24 (a)	1,030	1,170
4.05%, 03/15/25	6,000	5,887
Enterprise Products Operating LLC
3.95%, 02/15/27 (a)	1,000	1,005
5.10%, 02/15/45	2,550	2,773
EOG Resources Inc.
5.63%, 06/01/19	190	196
Halliburton Co.
3.50%, 08/01/23	2,750	2,749
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,675	1,746
4.30%, 05/01/24	682	688
Marathon Oil Corp.
2.70%, 06/01/20	1,740	1,715
MPLX LP
4.00%, 03/15/28	6,325	6,228
Noble Energy Inc.
4.15%, 12/15/21	2,300	2,348
Occidental Petroleum Corp.
4.10%, 02/01/21	941	968
Petroleos Mexicanos
5.50%, 01/21/21	11,975	12,466
5.38%, 03/13/22	640	666
6.75%, 09/21/47	4,450	4,503
6.35%, 02/12/48 (d)	3,030	2,928
Phillips 66 Partners LP
3.61%, 02/15/25	3,540	3,462
Pioneer Natural Resources Co.
7.50%, 01/15/20	4,977	5,354
Regency Energy Partners LP
5.88%, 03/01/22	1,026	1,097
Schlumberger Holdings Corp.
3.00%, 12/21/20 (d)	1,645	1,640
Shell International Finance BV
3.25%, 05/11/25	1,260	1,248
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20 (d)	6,270	6,173
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (d)	4,275	4,181
Statoil ASA
2.90%, 11/08/20	1,945	1,943
2.75%, 11/10/21	705	697
3.70%, 03/01/24	50	51
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21	910	930
3.90%, 07/15/26	1,095	1,044
TransCanada PipeLines Ltd.
3.80%, 10/01/20	975	992
4.88%, 01/15/26	1,875	2,026
Western Gas Partners LP
4.00%, 07/01/22	4,950	4,941
		95,062

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Financials 4.9%
ACE Capital Trust II
9.70%, 04/01/30	525	763
American Express Credit Corp.
2.13%, 07/27/18	1,700	1,698
American Water Capital Corp.
2.95%, 09/01/27	1,845	1,754
Ameriprise Financial Inc.
5.30%, 03/15/20	170	177
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	3,745	3,723
AXA SA
8.60%, 12/15/30	425	577
Banco Santander SA
3.13%, 02/23/23	4,000	3,881
Bank of America Corp.
2.60%, 01/15/19	112	112
2.63%, 10/19/20	2,000	1,976
3.00%, 12/20/23 (d)	820	803
4.13%, 01/22/24	5,325	5,484
4.20%, 08/26/24	4,600	4,667
3.59%, 07/21/28	5,315	5,163
5.88%, 02/07/42	300	375
5.00%, 01/21/44	500	564
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	515
2.15%, 02/24/20	2,920	2,880
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (d)	4,850	4,795
Barclays Plc
3.20%, 08/10/21	5,435	5,370
BAT International Finance Plc
3.25%, 06/07/22 (d)	1,945	1,923
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,690	2,644
BNP Paribas SA
2.95%, 05/23/22 (d)	4,150	4,067
3.38%, 01/09/25 (d)	3,180	3,078
3.50%, 11/16/27 (a) (d)	6,900	6,607
BPCE SA
3.00%, 05/22/22 (d)	1,980	1,938
5.70%, 10/22/23 (d)	6,275	6,735
5.15%, 07/21/24 (d)	5,670	5,922
3.50%, 10/23/27 (d)	6,370	6,034
Capital One Bank USA NA
2.15%, 11/21/18	1,930	1,926
Capital One Financial Corp.
3.75%, 04/24/24	2,000	1,990
4.20%, 10/29/25	1,245	1,234
Capital One NA
2.25%, 09/13/21	1,500	1,442
CDP Financial
4.40%, 11/25/19 (d)	600	617
Citigroup Inc.
2.50%, 09/26/18 - 07/29/19	2,155	2,152
4.50%, 01/14/22	605	629
4.13%, 07/25/28	4,855	4,799
3.52%, 10/27/28	5,650	5,447
8.13%, 07/15/39	65	99
5.88%, 01/30/42	165	203
5.30%, 05/06/44	814	892
Citizens Bank NA
2.55%, 05/13/21	3,175	3,102
CNA Financial Corp.
3.95%, 05/15/24	225	227
Compass Bank
2.75%, 09/29/19	700	697
Credit Agricole SA
3.25%, 10/04/24 (d)	3,020	2,892
4.38%, 03/17/25 (d)	5,055	5,041
Credit Suisse AG
2.30%, 05/28/19 (a)	795	791
3.00%, 10/29/21	1,070	1,058
3.63%, 09/09/24	325	324
	Shares/Par[1]	Value ($)
Credit Suisse Group AG
3.57%, 01/09/23 (d)	1,925	1,912
3.87%, 01/12/29 (d)	1,330	1,288
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	4,785	4,817
3.75%, 03/26/25	2,690	2,626
Daimler Finance North America LLC
2.38%, 08/01/18 (d)	1,400	1,399
2.25%, 07/31/19 (d)	1,790	1,775
2.20%, 05/05/20 (d)	3,960	3,886
2.30%, 02/12/21 (d)	4,445	4,339
3.88%, 09/15/21 (d)	231	236
Deutsche Bank AG
2.70%, 07/13/20	6,165	6,033
3.15%, 01/22/21	3,595	3,541
4.25%, 10/14/21	4,400	4,463
Discover Bank
3.10%, 06/04/20	4,700	4,682
4.20%, 08/08/23	3,550	3,621
Emera US Finance LP
2.70%, 06/15/21	695	679
ERAC USA Finance LLC
2.35%, 10/15/19 (d)	2,880	2,854
4.50%, 08/16/21 (d)	620	644
3.30%, 10/15/22 (d)	1,045	1,042
7.00%, 10/15/37 (d)	270	349
5.63%, 03/15/42 (d)	1,200	1,362
Fifth Third Bank
2.88%, 10/01/21	1,800	1,778
Ford Motor Credit Co. LLC
3.10%, 05/04/23	7,425	7,130
General Electric Capital Corp.
5.55%, 05/04/20	473	495
General Motors Financial Co. Inc.
3.70%, 05/09/23	5,900	5,851
3.95%, 04/13/24	3,790	3,761
Goldman Sachs Group Inc.
6.00%, 06/15/20	205	217
5.25%, 07/27/21	1,000	1,059
5.75%, 01/24/22	2,445	2,644
2.88%, 10/31/22	4,765	4,666
3.63%, 01/22/23	6,875	6,901
3.81%, 04/23/29	2,580	2,527
6.25%, 02/01/41	940	1,188
4.80%, 07/08/44	1,080	1,168
HSBC Bank Plc
4.13%, 08/12/20 (d)	900	920
HSBC Bank USA NA
5.88%, 11/01/34	250	309
HSBC Holdings Plc
3.40%, 03/08/21	3,150	3,165
4.00%, 03/30/22	870	890
3.60%, 05/25/23	2,580	2,581
4.04%, 03/13/28 (c)	1,695	1,689
Huntington National Bank
2.20%, 11/06/18 - 04/01/19	4,490	4,475
2.40%, 04/01/20	2,150	2,125
Imperial Tobacco Finance Plc
3.75%, 07/21/22 (d)	8,285	8,315
ING Groep NV
3.15%, 03/29/22	880	868
3.95%, 03/29/27	2,860	2,840
JPMorgan Chase & Co.
6.30%, 04/23/19	475	493
4.50%, 01/24/22	825	858
3.25%, 09/23/22	1,000	996
3.38%, 05/01/23	1,060	1,043
6.40%, 05/15/38	425	553
5.40%, 01/06/42	540	636
LeasePlan Corp. NV
2.88%, 01/22/19 (d)	3,320	3,311
Liberty Mutual Group Inc.
4.25%, 06/15/23 (d)	585	600
Liberty Mutual Insurance Co.
7.88%, 10/15/26 (d)	475	598

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Macquarie Bank Ltd.
2.40%, 01/21/20 (d)	660	652
Macquarie Group Ltd.
4.15%, 03/27/24 (d)	8,100	8,118
MassMutual Global Funding II
2.10%, 08/02/18 (d)	1,875	1,873
MetLife Inc.
4.13%, 08/13/42	265	258
Metropolitan Life Global Funding I
2.65%, 04/08/22 (d)	3,185	3,125
Morgan Stanley
2.13%, 04/25/18	1,900	1,900
2.50%, 01/24/19	1,000	999
3.70%, 10/23/24	7,950	7,911
3.13%, 07/27/26	2,430	2,301
3.63%, 01/20/27	3,400	3,329
3.77%, 01/24/29	2,240	2,201
National Australia Bank Ltd.
2.40%, 12/07/21 (d)	9,400	9,227
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22	445	444
NBK SPC Ltd.
2.75%, 05/30/22 (d)	13,365	12,837
NiSource Finance Corp.
4.80%, 02/15/44	465	490
Northern Trust Corp.
3.45%, 11/04/20	490	498
PNC Bank NA
3.30%, 10/30/24	835	827
PNC Financial Services Group Inc.
3.90%, 04/29/24	830	840
Private Export Funding Corp.
3.25%, 06/15/25	7,600	7,790
Prudential Financial Inc.
2.30%, 08/15/18	1,885	1,883
Santander Holdings USA Inc.
2.65%, 04/17/20	1,930	1,910
3.70%, 03/28/22 (a)	5,670	5,693
3.40%, 01/18/23	7,435	7,276
Santander UK Plc
2.50%, 03/14/19	3,160	3,149
5.00%, 11/07/23 (d)	4,025	4,174
Societe Generale SA
3.25%, 01/12/22 (d)	4,215	4,164
SunTrust Bank
3.30%, 05/15/26	1,785	1,699
Synchrony Financial
2.60%, 01/15/19	1,780	1,776
3.00%, 08/15/19	3,400	3,393
2.70%, 02/03/20	755	747
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	685	751
Trinity Acquisition Plc
4.40%, 03/15/26	4,145	4,211
U.S. Bancorp
3.70%, 01/30/24	900	917
UBS AG
2.20%, 06/08/20 (d)	5,025	4,930
UBS Group AG
2.95%, 09/24/20 (d)	2,840	2,820
3.00%, 04/15/21 (d)	3,500	3,464
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (d)	775	767
WEA Finance LLC
2.70%, 09/17/19 (d)	990	985
3.25%, 10/05/20 (d)	2,400	2,397
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,153
4.48%, 01/16/24	517	533
4.10%, 06/03/26	1,125	1,118
4.75%, 12/07/46	3,750	3,832
		378,347
	Shares/Par[1]	Value ($)
Health Care 1.8%
AbbVie Inc.
1.80%, 05/14/18	5,000	4,996
3.20%, 11/06/22	425	420
Actavis Funding SCS
3.00%, 03/12/20	1,985	1,974
3.45%, 03/15/22	3,525	3,496
3.80%, 03/15/25	6,050	5,946
4.55%, 03/15/35	820	801
4.85%, 06/15/44	750	740
4.75%, 03/15/45 (a)	3,625	3,548
Aetna Inc.
2.80%, 06/15/23	3,340	3,210
Amgen Inc.
2.65%, 05/11/22	10,965	10,691
Anthem Inc.
4.10%, 03/01/28	1,370	1,376
4.65%, 08/15/44	2,200	2,233
4.38%, 12/01/47	995	973
Ascension Health
4.85%, 11/15/53	150	172
Bayer US Finance LLC
2.38%, 10/08/19 (d)	1,050	1,041
Biogen Inc.
2.90%, 09/15/20	2,245	2,231
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,335
3.08%, 06/15/24	2,075	1,980
3.50%, 11/15/24	1,205	1,177
4.50%, 11/15/44	1,405	1,362
Catholic Health Initiatives
2.60%, 08/01/18	815	815
2.95%, 11/01/22	3,131	3,053
4.20%, 08/01/23	3,290	3,393
4.35%, 11/01/42	1,575	1,486
Celgene Corp.
2.25%, 05/15/19	265	263
3.55%, 08/15/22	1,265	1,261
3.63%, 05/15/24	620	612
Dignity Health
2.64%, 11/01/19	255	254
3.81%, 11/01/24	1,683	1,701
4.50%, 11/01/42	4,186	4,013
EMD Finance LLC
2.95%, 03/19/22 (d)	3,020	2,976
Express Scripts Holding Co.
2.25%, 06/15/19	970	961
Forest Laboratories Inc.
4.88%, 02/15/21 (d)	179	186
5.00%, 12/15/21 (d)	1,475	1,540
Gilead Sciences Inc.
2.55%, 09/01/20	1,120	1,110
3.70%, 04/01/24	625	635
Humana Inc.
2.90%, 12/15/22	5,515	5,383
Kaiser Foundation Hospitals
3.50%, 04/01/22	2,535	2,587
McKesson Corp.
2.85%, 03/15/23	90	87
3.80%, 03/15/24	735	731
Medtronic Inc.
2.50%, 03/15/20	755	750
3.15%, 03/15/22	1,070	1,070
3.63%, 03/15/24	360	364
3.50%, 03/15/25	1,715	1,714
4.38%, 03/15/35	267	283
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	620	732
4.20%, 07/01/55	790	822
Merck & Co. Inc.
2.80%, 05/18/23	940	927
4.15%, 05/18/43	630	659
Mercy Health
3.56%, 08/01/27	6,300	6,243

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Mylan Inc.
4.55%, 04/15/28 (d)	3,820	3,831
5.20%, 04/15/48 (d)	1,670	1,684
Mylan NV
3.00%, 12/15/18	3,370	3,371
Orlando Health Obligated Group
3.78%, 10/01/28	1,550	1,557
4.09%, 10/01/48	490	492
Providence St. Joseph Health Obligated Group
3.93%, 10/01/48	1,600	1,586
SSM Health Care Corp.
3.82%, 06/01/27	5,555	5,601
Stanford Health Care
3.80%, 11/15/48	960	956
Teva Pharmaceutical Finance Co. BV
3.65%, 11/10/21	1,670	1,572
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23 (a)	9,750	8,240
UnitedHealth Group Inc.
3.88%, 10/15/20	600	612
2.88%, 03/15/22	70	69
3.35%, 07/15/22	1,090	1,096
3.75%, 07/15/25	1,820	1,847
4.63%, 11/15/41	1,040	1,119
WellPoint Inc.
2.30%, 07/15/18	625	624
3.70%, 08/15/21	1,000	1,012
3.30%, 01/15/23	3,675	3,628
		135,210
Industrials 0.5%
BAE Systems Holdings Inc.
3.85%, 12/15/25 (d)	4,240	4,267
Deere & Co.
4.38%, 10/16/19	185	190
FedEx Corp.
2.70%, 04/15/23	520	506
5.10%, 01/15/44	1,685	1,848
4.55%, 04/01/46	1,525	1,544
Lockheed Martin Corp.
2.50%, 11/23/20	810	798
4.50%, 05/15/36	441	468
4.85%, 09/15/41	955	1,042
4.07%, 12/15/42	2,776	2,738
Mexico City Airport Trust
5.50%, 07/31/47 (d)	2,930	2,680
Penske Truck Leasing Co. LP
3.20%, 07/15/20 (d)	2,880	2,883
3.38%, 02/01/22 (d)	2,200	2,191
3.95%, 03/10/25 (d)	7,290	7,302
Pentair Finance SA
2.90%, 09/15/18	1,976	1,974
Siemens Financieringsmaatschappij NV
3.13%, 03/16/24 (a) (d)	6,250	6,173
		36,604
Information Technology 0.7%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	2,305	2,289
3.60%, 11/28/24	2,195	2,179
3.40%, 12/06/27	5,245	4,979
Apple Inc.
2.85%, 05/06/21	1,800	1,800
3.00%, 02/09/24	1,765	1,742
3.25%, 02/23/26	1,106	1,091
2.45%, 08/04/26	156	145
Broadcom Corp.
3.63%, 01/15/24	6,845	6,731
Microsoft Corp.
2.88%, 02/06/24	4,745	4,662
2.40%, 08/08/26	3,145	2,927
3.70%, 08/08/46	2,390	2,349
Oracle Corp.
3.25%, 11/15/27	4,910	4,777
QUALCOMM Inc.
2.10%, 05/20/20	6,080	6,009
	Shares/Par[1]	Value ($)
Tencent Holdings Ltd.
3.60%, 01/19/28 (d)	9,030	8,676
Total System Services Inc.
3.80%, 04/01/21	4,780	4,832
		55,188
Materials 0.2%
Agrium Inc.
3.15%, 10/01/22	4,350	4,313
CNAC HK Synbridge Co. Ltd.
5.00%, 05/05/20	2,800	2,856
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (d) (h)	4,300	4,365
		11,534
Real Estate 0.3%
American Tower Corp.
3.45%, 09/15/21	4,000	4,008
5.00%, 02/15/24	1,135	1,200
4.40%, 02/15/26	1,325	1,339
AvalonBay Communities Inc.
3.63%, 10/01/20	905	918
Brandywine Operating Partnership LP
3.95%, 11/15/27	6,015	5,773
ERP Operating LP
4.75%, 07/15/20	765	791
HCP Inc.
4.00%, 06/01/25	4,670	4,665
Realty Income Corp.
5.75%, 01/15/21	335	357
Scentre Group Trust
2.38%, 11/05/19 (d)	3,175	3,142
		22,193
Telecommunication Services 0.6%
America Movil SAB de CV
3.13%, 07/16/22	5,175	5,100
AT&T Inc.
4.45%, 04/01/24	3,220	3,323
3.95%, 01/15/25	160	160
4.10%, 02/15/28 (d)	13,050	12,962
4.75%, 05/15/46	715	694
4.50%, 03/09/48	1,318	1,231
France Telecom SA
9.00%, 03/01/31 (h)	2,700	3,943
Sprint Spectrum Co. LLC
4.74%, 03/20/25 (d)	8,560	8,601
Verizon Communications Inc.
3.45%, 03/15/21	975	985
2.95%, 03/15/22	875	861
4.81%, 03/15/39	374	382
4.75%, 11/01/41	265	265
4.86%, 08/21/46	692	697
4.52%, 09/15/48	8,805	8,452
		47,656
Utilities 1.7%
Berkshire Hathaway Energy Co.
5.15%, 11/15/43	50	58
Boston Gas Co.
3.15%, 08/01/27 (d)	960	921
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	2,272	2,343
Cleveland Electric Illuminating Co.
3.50%, 04/01/28 (d)	9,400	8,998
Commonwealth Edison Co.
3.65%, 06/15/46	465	439
Consolidated Edison Co. of New York Inc.
4.63%, 12/01/54	910	993
Dominion Energy Inc.
2.58%, 07/01/20 (h)	2,875	2,838
Dominion Resources Inc.
2.96%, 07/01/19 (h)	1,380	1,377
4.10%, 04/01/21 (h)	3,275	3,326
3.63%, 12/01/24	3,200	3,173
DTE Energy Co.
3.80%, 03/15/27	2,245	2,218

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Duke Energy Carolinas LLC
4.30%, 06/15/20	875	901
6.10%, 06/01/37	2,200	2,810
Duke Energy Corp.
2.65%, 09/01/26	1,355	1,235
Electricite de France SA
5.25%, (callable at 100 beginning 01/29/23) (d) (i)	770	770
5.63%, (callable at 100 beginning 01/22/24) (d) (i)	2,000	2,000
4.88%, 01/22/44 (d)	450	482
Entergy Corp.
2.95%, 09/01/26	1,260	1,173
Entergy Louisiana LLC
3.12%, 09/01/27	2,090	2,016
Eversource Energy
2.90%, 10/01/24	2,725	2,617
FirstEnergy Corp.
3.90%, 07/15/27	705	692
Florida Power & Light Co.
5.25%, 02/01/41	1,465	1,755
Fortis Inc.
3.06%, 10/04/26	3,390	3,140
Georgia Power Co.
5.95%, 02/01/39	3,540	4,343
Indianapolis Power & Light Co.
6.60%, 06/01/37 (d)	500	629
Infraestructura Energetica Nova SAB de CV
4.88%, 01/14/48 (d)	3,290	3,064
KeySpan Gas East Corp.
2.74%, 08/15/26 (d)	3,690	3,456
MidAmerican Energy Co.
4.25%, 05/01/46	55	58
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	1,598	2,041
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27	4,495	4,369
Northeast Utilities
3.15%, 01/15/25	400	389
Oglethorpe Power Corp.
5.25%, 09/01/50	3,200	3,473
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,760	1,821
2.95%, 04/01/25	576	558
5.25%, 09/30/40	325	386
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	780
6.05%, 03/01/34	845	1,008
5.80%, 03/01/37	3,311	3,841
6.35%, 02/15/38	170	209
6.25%, 03/01/39	150	184
5.40%, 01/15/40	3,705	4,149
5.13%, 11/15/43	1,855	2,001
4.75%, 02/15/44	150	155
4.30%, 03/15/45	145	140
3.95%, 12/01/47 (d)	150	139
PPL Electric Utilities Corp.
6.25%, 05/15/39	60	78
Public Service Co. of Colorado
5.13%, 06/01/19	500	513
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	129
5.35%, 05/15/40	800	949
SCANA Corp.
6.25%, 04/01/20	5,175	5,409
4.75%, 05/15/21 (a)	8,050	8,208
4.13%, 02/01/22 (a)	4,570	4,549
Sempra Energy
3.25%, 06/15/27	3,630	3,450
South Carolina Electric & Gas Co.
6.05%, 01/15/38	3,265	3,872
4.35%, 02/01/42	1,010	1,004
4.60%, 06/15/43	825	847
Southern California Edison Co.
2.40%, 02/01/22	685	668
5.55%, 01/15/37	500	598
	Shares/Par[1]	Value ($)
Southern Co.
2.45%, 09/01/18	675	674
2.75%, 06/15/20	4,000	3,962
2.95%, 07/01/23	3,820	3,712
Southwestern Public Service Co.
3.70%, 08/15/47	277	264
State Grid Overseas Investment Ltd.
2.75%, 05/07/19 (d)	2,175	2,171
2.75%, 05/04/22 (a) (d)	4,180	4,072
3.50%, 05/04/27 (d)	3,945	3,809
		132,406
Total Corporate Bonds And Notes (cost $1,039,879)		1,032,174
GOVERNMENT AND AGENCY OBLIGATIONS 16.5%
Collateralized Mortgage Obligations 0.7%
Federal Home Loan Mortgage Corp.
Series CA-4758, 3.00%, 07/15/47	20,978	20,866
Series JM-4165, REMIC, 3.50%, 09/15/41	3,065	3,113
Series AH-4143, REMIC, 1.75%, 09/15/42	13,790	13,133
Series DJ-4322, REMIC, 3.00%, 05/15/43	4,014	4,019
Federal National Mortgage Association
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	5,767	5,840
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	4,091	4,068
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	6	7
		51,046
Commercial Mortgage-Backed Securities 0.2%
Federal National Mortgage Association
Series 2015-A2-M12, REMIC, 2.79%, 05/25/25 (c)	8,250	8,118
Series 2017-FA-M5, REMIC, 2.08%, (1M US LIBOR +/- MBS spread), 04/25/24 (c)	1,554	1,552
Series 2017-FA-M13, REMIC, 1.99%, (1M US LIBOR +/- MBS spread), 10/25/24 (c)	3,314	3,327
		12,997
Mortgage-Backed Securities 8.2%
Federal Home Loan Mortgage Corp.
4.50%, 05/01/18 - 03/01/19	9	9
7.00%, 11/01/30 - 06/01/31	26	29
2.50%, 12/01/31 - 01/01/32	5,185	5,086
TBA, 3.00%, 05/15/32 - 04/15/33 (j)	14,665	14,522
6.00%, 12/01/39	600	668
4.00%, 09/01/26 - 07/01/41	294	304
3.00%, 09/01/46 - 12/01/47	60,055	58,660
3.00%, 11/01/46 - 01/01/47	117,201	114,532
3.50%, 08/01/47 - 11/01/47	42,313	42,461
TBA, 3.50%, 04/15/48 (j)	62,400	62,506
TBA, 5.50%, 04/15/48 (j)	2,400	2,604
Federal National Mortgage Association
2.47%, 05/01/25	2,727	2,636
2.68%, 05/01/25	5,190	5,054
2.81%, 07/01/25	6,000	5,885
2.99%, 10/01/25	1,834	1,816
3.09%, 10/01/25	890	886
3.50%, 03/01/26	118	120
2.49%, 12/01/26	6,295	5,998
2.89%, 12/01/26	5,678	5,524
3.00%, 05/01/27 - 02/01/45	17,348	17,027
7.50%, 09/01/29	6	7
2.50%, 05/01/30 - 01/01/32	5,895	5,790
2.00%, 11/01/31 - 12/01/31	2,005	1,919
TBA, 3.50%, 04/15/33 - 04/15/48 (j)	94,700	95,002
7.00%, 10/01/33	37	43
5.50%, 03/01/38	271	297
6.50%, 10/01/38 - 10/01/39	175	196
4.50%, 09/01/23 - 11/01/44	5,414	5,701
5.00%, 07/01/40	244	264
4.00%, 09/01/26 - 02/01/46	23,561	24,263
3.00%, 10/01/46	17,532	17,146
TBA, 2.50%, 04/15/33 - 04/15/48 (j)	7,850	7,657
TBA, 3.00%, 04/15/33 - 04/15/48 (j)	18,450	18,057
TBA, 4.00%, 04/15/48 (j)	13,075	13,416
TBA, 5.00%, 04/15/48 (j)	20,600	21,998
TBA, 5.50%, 04/15/48 (j)	8,800	9,563

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Government National Mortgage Association
6.50%, 04/15/26	9	10
5.50%, 11/15/32 - 02/15/36	69	75
6.00%, 02/15/24 - 04/15/40	4,210	4,738
7.00%, 01/15/33 - 05/15/33	15	16
5.00%, 06/20/33 - 06/15/39	2,914	3,141
4.50%, 06/15/40 - 05/15/42	1,066	1,125
4.00%, 01/15/41 - 12/20/44	1,230	1,276
TBA, 4.00%, 04/15/48 (j)	37,650	38,705
TBA, 4.50%, 04/15/48 - 05/15/48 (j)	11,125	11,562
TBA, 5.50%, 04/15/48 (j)	3,000	3,230
		631,524
Municipal 1.1%
Bay Area Toll Authority
7.04%, 04/01/50	1,335	1,992
Chicago Transit Authority
6.30%, 12/01/21	4,095	4,365
6.90%, 12/01/40	4,230	5,581
City of Chicago O'Hare International Airport
6.85%, 01/01/38	700	748
6.40%, 01/01/40	440	597
City of Sacramento, California
insured by Assured Guaranty Municipal Corp., 5.85%, 08/01/19	1,260	1,307
insured by Assured Guaranty Municipal Corp., 6.42%, 08/01/23	1,065	1,204
Grand Parkway Transportation Corp.
5.18%, 10/01/42	1,555	1,875
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	718
Kansas Development Finance Authority
insured by Assured Guaranty Municipal Corp., 5.37%, 05/01/26	3,300	3,556
4.93%, 04/15/45	2,770	3,048
Long Island Power Authority
3.63%, 09/01/22	2,860	2,876
Maryland Transportation Authority
5.89%, 07/01/43	270	349
Massachusetts School Building Authority
5.72%, 08/15/39	500	617
Metropolitan Transportation Authority
7.34%, 11/15/39	75	113
6.09%, 11/15/40	405	525
6.81%, 11/15/40	250	342
Municipal Electric Authority of Georgia
6.64%, 04/01/57	2,780	3,453
New Jersey Economic Development Authority
3.80%, 06/15/18	4,100	4,111
3.88%, 06/15/19	885	893
New Jersey State Turnpike Authority
7.41%, 01/01/40	705	1,038
New York State Thruway Authority
5.88%, 04/01/30	840	992
New York State Urban Development Corp.
2.10%, 03/15/22	7,770	7,655
North Texas Tollway Authority
6.72%, 01/01/49	850	1,247
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	459
Port Authority of New York & New Jersey
6.04%, 12/01/29	105	131
4.46%, 10/01/62	890	974
San Jose Redevelopment Agency Successor Agency
3.38%, 08/01/34	1,880	1,820
State of California
7.55%, 04/01/39	90	137
7.35%, 11/01/39	5,665	8,282
7.63%, 03/01/40	255	388
State of Connecticut
2.99%, 01/15/23	7,285	7,129
State of Illinois
5.10%, 06/01/33	12,055	11,300
University of California
4.60%, 05/15/31	940	1,038
	Shares/Par[1]	Value ($)
6.55%, 05/15/48	1,770	2,431
6.58%, 05/15/49	800	1,093
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,180
		85,564
Sovereign 0.6%
Israel Government International Bond
3.25%, 01/17/28	4,365	4,246
Japan Bank for International Cooperation
2.25%, 02/24/20	4,578	4,542
2.13%, 06/01/20	3,834	3,785
Korea Development Bank
2.50%, 03/11/20	3,500	3,458
Korea Finance Corp.
2.88%, 08/22/18	540	540
Mexico Government International Bond
4.00%, 10/02/23	1,326	1,357
Qatar Government International Bond
5.25%, 01/20/20 (d)	7,215	7,478
2.38%, 06/02/21 (d)	15,435	14,941
Saudi Arabia Government International Bond
2.38%, 10/26/21 (d)	1,845	1,777
2.88%, 03/04/23 (d)	5,015	4,830
		46,954
Treasury Inflation Indexed Securities 1.0%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (k)	77,410	75,366
U.S. Treasury Securities 4.7%
U.S. Treasury Bond
3.38%, 05/15/44	15,335	16,452
3.13%, 08/15/44	8,230	8,454
2.50%, 02/15/45 - 05/15/46	53,200	48,320
2.88%, 05/15/43 - 08/15/45	31,824	31,249
3.00%, 11/15/44 - 05/15/47	18,255	18,302
2.75%, 08/15/47 - 11/15/47	54,280	51,738
U.S. Treasury Note
0.88%, 04/15/19	200	197
1.75%, 09/30/19 - 06/30/22	25,225	24,992
1.38%, 03/31/20	12,190	11,971
2.63%, 11/15/20	9,400	9,459
1.63%, 11/30/20	23,900	23,441
2.00%, 11/30/20	29,600	29,318
1.88%, 12/15/20 - 09/30/22	25,410	24,926
2.13%, 12/31/22	39,645	38,871
2.25%, 08/15/27	26,985	25,863
		363,553
Total Government And Agency Obligations (cost $1,274,570)		1,267,004
SHORT TERM INVESTMENTS 5.5%
Investment Companies 4.7%
JNL Government Money Market Fund - Institutional Class, 1.55% (l) (m)	359,451	359,451
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 1.69% (l) (m)	65,705	65,705
Total Short Term Investments (cost $425,156)		425,156
Total Investments 104.8% (cost $7,263,694)		8,025,306
Total Forward Sales Commitments (0.1)% (proceeds $4,601)		(4,609)
Other Derivative Instruments (0.0)%		(400)
Other Assets and Liabilities, Net (4.7)%		(363,908)
Total Net Assets 100.0%		7,656,389

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $655,368 and 8.6%, respectively.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2018, the total payable for investments purchased on a delayed delivery basis was $297,711.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association
TBA, 4.50%, 04/15/48 (a)	(4,400)	(4,609)
Total Government And Agency Obligations (proceeds $4,601)		(4,609)
Total Forward Sales Commitments (0.1%) (proceeds $4,601)		(4,609)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2018, the total proceeds for investments sold on a delayed delivery basis was $4,601.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Note, 10-Year	(558)	June 2018	(67,176)	(131)	(421)
Ultra 10-Year U.S. Treasury Note	(704)	June 2018	(90,101)	(275)	(1,320)
Ultra Long Term U.S. Treasury Bond	5	June 2018	776	6	27
				(400)	(1,714)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 25.1%
U.S. Government Agency Obligations 8.6%
Federal Farm Credit Bank
1.83%, (1M US LIBOR + 0.02%), 05/17/18 (a) (b)	900	900
1.92%, (US Treasury 3M Bill Money Market Yield + 0.15%), 04/12/19 (a) (b)	3,200	3,203
1.65%, (1D US Federal Funds Rate - 0.03%), 04/25/19 (a) (b)	3,000	3,000
1.87%, (US Treasury 3M Bill Money Market Yield + 0.10%), 06/27/19 - 07/03/19 (a) (b)	22,720	22,720
1.86%, (US Treasury 3M Bill Money Market Yield + 0.09%), 07/26/19 (a) (b)	17,675	17,675
1.68%, (1D US Federal Funds Rate + 0.00%), 08/08/19 (a) (b)	8,175	8,175
1.86%, (US Treasury 3M Bill Money Market Yield + 0.10%), 09/20/19 (a) (b)	10,000	10,000
1.84%, (US Treasury 3M Bill Money Market Yield + 0.08%), 11/01/19 (a) (b)	10,000	9,999
Federal Home Loan Bank
1.53%, (3M US LIBOR - 0.25%), 05/02/18 (a) (b)	900	900
1.74%, (3M US LIBOR - 0.05%), 05/04/18 (a) (b)	1,300	1,300
1.56%, (1M US LIBOR - 0.14%), 07/05/18 (a) (b)	12,500	12,500
1.55%, (1M US LIBOR - 0.17%), 07/09/18 (a) (b)	7,000	7,000
1.52%, (1M US LIBOR - 0.15%), 11/01/18 (a) (b)	8,500	8,500
		105,872
U.S. Treasury Securities 16.5%
U.S. Treasury Note
1.96%, (US Treasury 3M Bill Money Market Yield + 0.19%), 04/30/18 (a)	45,000	45,002
1.94%, (US Treasury 3M Bill Money Market Yield + 0.17%), 07/31/18 - 10/31/18 (a)	97,500	97,507
1.84%, (US Treasury 3M Bill Money Market Yield + 0.07%), 04/30/19 (a)	25,500	25,504
1.83%, (US Treasury 3M Bill Money Market Yield + 0.06%), 07/31/19 (a)	16,000	16,000
1.82%, (US Treasury 3M Bill Money Market Yield + 0.05%), 10/31/19 (a)	20,000	20,000
		204,013
Total Government And Agency Obligations (cost $309,885)		309,885
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 63.0%
Repurchase Agreements 25.5%
Repurchase Agreements (c)		314,200
Treasury Securities 21.2%
U.S. Treasury Bill
1.21%, 04/05/18 (d)	18,500	18,497
1.24%, 04/12/18 (d)	136,300	136,233
1.26%, 04/19/18 (d)	18,500	18,484
1.61%, 05/10/18 (d)	32,000	31,948
1.45%, 05/31/18 (d)	12,500	12,466
1.47%, 06/07/18 (d)	13,000	12,960
1.48%, 06/14/18 (d)	19,000	18,935
1.94%, 09/20/18 (d)	12,250	12,137
		261,660
U.S. Government Agency Obligations 16.3%
Federal Farm Credit Bank
1.51%, 04/03/18 (b) (d)	5,351	5,351
Federal Home Loan Bank
1.44%, 04/02/18 (b) (d)	14,000	13,999
1.72%, 04/18/18 (b) (d)	21,850	21,832
1.60%, 04/27/18 (b) (d)	12,550	12,536
1.73%, 05/09/18 (b) (d)	13,000	12,976
1.64%, 05/17/18 (b) (d)	23,000	22,952
1.63%, 05/18/18 (b) (d)	13,000	12,972
1.75%, 05/16/18 - 05/21/18 (b) (d)	39,050	38,960
1.68%, 06/08/18 (b) (d)	13,350	13,308
1.71%, 06/13/18 (b) (d)	25,000	24,913
1.80%, 06/20/18 (b) (d)	20,850	20,767
		200,566
Total Short Term Investments (cost $776,426)		776,426
Total Investments 88.1% (cost $1,086,311)		1,086,311
Other Assets and Liabilities, Net 11.9%		146,704
Total Net Assets 100.0%		1,233,015

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at March 31, 2018, see Repurchase Agreements in the Schedules of Investments.

(d) The coupon rate represents the yield to maturity.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	U.S. Treasury Note, 0.00-4.38%, due 08/09/18-11/15/46	51,454	51,000	1.77	03/29/18	04/02/18	50,010	50,000	50,000
BNP	U.S. Treasury Note, 1.63%, due 03/15/20	2,207	2,179
	Government National Mortgage Association, 2.38-4.00%, due 03/20/41-10/20/47	3,217	3,279
	Federal National Mortgage Association, 3.47-4.50%, due 03/01/26-02/01/48	16,435	17,071
	Federal Home Loan Mortgage Corp., 3.50-4.50%, due 12/01/43-02/01/48	11,845	12,151
		33,704	34,680	1.79	03/29/18	04/02/18	34,007	34,000	34,000
BOA	Government National Mortgage Association, 3.50%, due 05/20/46	23,182	23,460	1.80	03/29/18	04/02/18	23,005	23,000	23,000
DUB	Federal Home Loan Mortgage Corp., 1.62%, due 09/02/21	18,155	17,340	1.81	03/29/18	04/02/18	17,003	17,000	17,000
GSC	Federal National Mortgage Association, 3.00-6.00%, due 07/01/20-09/01/47	3,818	3,989
	Federal Home Loan Mortgage Corp., 3.47-8.50%, due 12/01/19-02/01/41	1,029	1,111
		4,847	5,100	1.80	03/29/18	04/02/18	5,001	5,000	5,000
GSC	Federal National Mortgage Association, 2.40-7.00%, due 05/01/21-03/01/48	26,407	27,568
	Federal Home Loan Mortgage Corp., 3.50-7.00%, due 12/01/24-12/01/47	12,643	13,232
		39,050	40,800	1.76	03/28/18	04/04/18	40,014	40,000	40,000
GSC	Federal National Mortgage Association, 2.50-7.00%, due 10/01/19-08/01/47	15,691	15,956

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
	Federal Home Loan Mortgage Corp., 2.50-9.50%, due 12/01/22-01/01/48	29,056	29,944
		44,747	45,900	1.68	03/26/18	04/02/18	45,015	45,000	45,000
GSC	Federal National Mortgage Association, 2.50-4.00%, due 03/01/42-04/01/48	37,541	38,849
	Federal Home Loan Mortgage Corp., 2.50-7.00%, due 09/01/25-08/01/44	1,965	1,951
		39,506	40,800	1.69	03/23/18	04/06/18	40,026	40,000	40,000
JPM	U.S. Treasury Note, 1.13%, due 03/31/20	25,960	25,501	1.80	03/29/18	04/02/18	25,005	25,000	25,000
RBC	Federal National Mortgage Association, 1.92-2.75%, due 06/01/22-11/01/24	36,002	35,904	1.80	03/29/18	04/02/18	35,207	35,200	35,200
									$314,200

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 98.2%
Consumer Discretionary 9.9%
CBS Corp. - Class B	213	10,955
Comcast Corp. - Class A	443	15,127
Hilton Worldwide Holdings Inc.	232	18,245
Home Depot Inc.	89	15,780
Liberty Interactive Corp. QVC Group - Class A (a)	678	17,057
Limited Brands Inc.	245	9,366
Newell Brands Inc. (b)	263	6,703
Norwegian Cruise Line Holdings Ltd. (a)	233	12,321
Pulte Homes Inc.	459	13,542
Thomson Reuters Corp.	86	3,312
TJX Cos. Inc.	208	16,933
Viacom Inc. - Class B	315	9,798
		149,139
Consumer Staples 4.5%
British American Tobacco Plc	220	12,749
Kraft Heinz Foods Co.	128	8,000
Mondelez International Inc. - Class A	323	13,472
Philip Morris International Inc.	219	21,718
Unilever NV - ADR	207	11,693
		67,632
Energy 9.7%
Canadian Natural Resources Ltd.	494	15,544
Chevron Corp.	292	33,350
EOG Resources Inc.	212	22,362
Exxon Mobil Corp.	239	17,838
Halliburton Co.	396	18,577
Marathon Oil Corp.	1,006	16,222
Occidental Petroleum Corp.	126	8,208
Pioneer Natural Resources Co.	82	14,074
		146,175
Financials 27.9%
American International Group Inc.	225	12,235
Bank of America Corp.	1,127	33,788
BlackRock Inc.	37	20,092
Chubb Ltd.	154	21,035
Citigroup Inc.	585	39,515
Goldman Sachs Group Inc.	76	19,192
Invesco Ltd.	525	16,815
JPMorgan Chase & Co.	654	71,875
M&T Bank Corp.	123	22,739
Marsh & McLennan Cos. Inc.	226	18,663
MetLife Inc.	318	14,588
NASDAQ Inc.	212	18,236
PNC Financial Services Group Inc.	263	39,838
Principal Financial Group Inc.	131	8,009
Unum Group	205	9,765
Wells Fargo & Co.	823	43,126
XL Group Ltd.	199	11,003
		420,514
Health Care 12.8%
Allergan Plc	102	17,223
AstraZeneca Plc - ADR	459	16,034
Bristol-Myers Squibb Co.	335	21,217
Eli Lilly & Co.	197	15,273
Koninklijke Philips Electronics NV - NYRS	404	15,474
Medtronic Plc	269	21,553
Merck & Co. Inc.	541	29,463
	Shares/Par[1]	Value ($)
Roche Holding AG	87	19,978
UnitedHealth Group Inc.	107	22,819
Zimmer Biomet Holdings Inc.	129	14,094
		193,128
Industrials 11.0%
3M Co.	67	14,802
Caterpillar Inc.	108	15,960
Eaton Corp. Plc	312	24,959
Fortune Brands Home & Security Inc.	300	17,669
Ingersoll-Rand Plc	252	21,534
Nielsen Holdings Plc	264	8,399
Schneider National Inc. - Class B	427	11,126
Triumph Group Inc.	219	5,518
Union Pacific Corp.	166	22,278
United Technologies Corp.	183	22,986
		165,231
Information Technology 13.0%
Analog Devices Inc.	113	10,261
Cisco Systems Inc.	1,141	48,934
Cognizant Technology Solutions Corp. - Class A	209	16,809
Intel Corp.	691	35,973
Maxim Integrated Products Inc.	271	16,300
Microsoft Corp.	201	18,305
NetApp Inc.	329	20,318
Nokia Oyj - ADR	2,019	11,046
QUALCOMM Inc.	338	18,755
		196,701
Materials 2.8%
DowDuPont Inc.	356	22,662
International Paper Co.	364	19,470
		42,132
Real Estate 1.7%
Brixmor Property Group Inc.	528	8,050
Park Hotels & Resorts Inc.	652	17,609
		25,659
Telecommunication Services 1.5%
Verizon Communications Inc.	477	22,822
Utilities 3.4%
Dominion Energy Inc.	117	7,921
Edison International	211	13,448
Eversource Energy	297	17,492
NextEra Energy Inc.	79	12,978
		51,839
Total Common Stocks (cost $1,104,292)		1,480,972
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 1.55% (c) (d)	25,555	25,555
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 1.69% (c) (d)	6,471	6,471
Total Short Term Investments (cost $32,026)		32,026
Total Investments 100.3% (cost $1,136,318)		1,512,998
Other Assets and Liabilities, Net (0.3)%		(4,752)
Total Net Assets 100.0%		1,508,246

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Currency Abbreviations:

ARS - Argentine Peso	EGP - Egyptian Pound	KRW - Korean Won	SEK - Swedish Krona
AUD - Australian Dollar	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	SGD - Singapore Dollar
BRL - Brazilian Real	GBP - British Pound	MYR - Malaysian Ringgit	THB - Thai Baht
CAD - Canadian Dollar	GHS - Ghanaian Cedi	NOK - Norwegian Krone	TRY - New Turkish Lira
CHF - Swiss Franc	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	TWD - Taiwan Dollar
CLP - Chilean Peso	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	USD - United States Dollar
CNH - Chinese Offshore Yuan	KES - Kenyan Shilling	PHP - Philippine Peso	UYU - Uruguayan Peso
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PLN - Polish Zloty	ZAR - South African Rand
COP - Colombian Peso	ILS - Israeli New Shekel	RON - Romanian New Leu
CZK - Czech Republic Korunas	INR - Indian Rupee	RUB - Russian Ruble
DKK - Danish Krone	JPY - Japanese Yen
DOP - Dominican Peso

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	GDR - Global Depositary Receipt
ABS – Asset-Backed Security	IBEX - Iberia Index
ADR - American Depositary Receipt	ICE - Intercontinental Exchange
ADS - American Depositary Share	iTraxx - Group of international credit derivative indices monitored by the
ASX - Australian Stock Exchange	International Index Company
AU - Australia	KCBT - Kansas City Board of Trade
CAC - Cotation Assistee en Continu	KOSPI - Korea Composite Stock Price Index
CAPE - Cyclically Adjusted Price Earnings	LIBOR - London Interbank Offered Rate
CDI - Chess Depositary Interest	LME - London Metal Exchange
CDO - Collateralized Debt Obligation	MBS - Mortgage-Backed Security
CDX.EM - Credit Default Swap Index - Emerging Markets	MIB - Milano Indice Borsa
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	MICEX - Moscow Interbank Currency Exchange Index
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	MSCI - Morgan Stanley Capital International
CMBX.NA - Commercial Mortgage-backed Securities Index – North American	NASDAQ - National Association of Securities Dealers Automated Quotations
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depositary Receipt
CMT - Chartered Market Technician	OAO - Russian Open Joint Stock Company
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OAT - Obligations Assimilables du Tresor
CVA - Commanditaire Vennootschap op Aandelen	OJSC - Open Joint Stock Company
EAFE - Europe, Australia and Far East	OMX - Option Market Index
ETF - Exchange Traded Fund	PJSC - Private Joint Stock Co.
EURIBOR - Europe Interbank Offered Rate	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	REIT - Real Estate Investment Trust
with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany	RTS - Russian Trading System
with a term of 8.5 to 10.5 years	SDR - Swedish Depositary Receipt
Euro-Buxl - debt instrument issued by the Federal Republic of Germany	S&P - Standard & Poor's
with a term of 24 to 35 years	SGX - Singapore Exchange
Euro-BTP - debt instrument issued by the Republic of Italy	SPDR - Standard & Poor's Depositary Receipt
with a term of 2 to 11 years	SPI - Schedule Performance Index
Euro-OAT - debt instrument issued by the Republic of France	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
with a term of 8.5 to 10.5 years	TBD - To Be Determined
Euro-Schatz - debt instrument issued by the Federal Republic of Germany	UFJ - United Financial of Japan
with a term of 1.75 to 2.25 years	ULSD - Ultra-low sulfur diesel
EU - European Union	US - United States
FDR - Fiduciary Depositary Receipt	WTI - West Texas Intermediate
FTSE - Financial Times and the London Stock Exchange
FX - Foreign Exchange
GB - United Kingdom

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CSI - Credit Suisse Securities, LLC	NTS - Northern Trust Securities
BBH - Brown Brothers Harriman & Co.	DUB - Deutsche Bank Alex Brown Inc.	RBC - Royal Bank of Canada
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.	RBS - Royal Bank of Scotland
BMO - BMO Capital Markets Corp.	GSI - Goldman Sachs International	SCB - Standard Chartered Bank
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	SGA - SG Americas Securities, LLC
BNY - BNY Capital Markets	JPM - J.P. Morgan Securities Inc.	SGB - Societe Generale Bannon LLC
BOA - Bancamerica Securities/Bank of America NA	MBL - Macquarie Bank Limited	SSB - State Street Brokerage Services, Inc.
CGM - Citigroup Global Markets	MLP - Merrill Lynch Professional Clearing Corp.	TDB - Toronto-Dominion Bank
CIB - Canadian Imperial Bank of Commerce	MSC - Morgan Stanley & Co. Inc.	UBS - UBS Securities, LLC
CIT - Citibank, Inc.	NSI - Nomura Securities International, Inc.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

5Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

6The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

7The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

8If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

9Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments.

10Payments delivered or received are based on the notional amount.

11Swaptions are illiquid investments.

"-” Amount rounds to less than one thousand or 0.05%.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM" or "Adviser"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund, which is an affiliate of the Fund's Sub-Adviser, as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended March 31, 2018. The following table details the investments held during the period ended March 31, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/AB Dynamic Asset Allocation Fund	1,129	5,838	4,948	5	2,019	5.3
JNL/AQR Large Cap Relaxed Constraint Equity Fund	10,017	54,460	56,390	23	8,087	1.4
JNL/AQR Managed Futures Strategy Fund	122,472	25,770	28,125	377	120,117	30.9
JNL/BlackRock Global Natural Resources Fund	13,984	90,603	98,410	34	6,177	0.8
JNL/BlackRock Large Cap Select Growth Fund	1,453	232,373	211,640	107	22,186	0.7
JNL/Boston Partners Global Long Short Equity Fund	—	84,342	70,737	23	13,605	2.4
JNL/Brookfield Global Infrastructure and MLP Fund	22,042	104,306	97,257	44	29,091	3.0
JNL/Causeway International Value Select Fund	49,650	102,293	106,985	152	44,958	2.5
JNL/ClearBridge Large Cap Growth Fund	13,225	37,408	37,314	39	13,319	2.7
JNL/Crescent High Income Fund	9,431	102,791	83,189	65	29,033	4.8
JNL/DFA U.S. Core Equity Fund	908	21,503	19,602	8	2,809	0.2
JNL/DoubleLine Core Fixed Income Fund	71,808	567,127	632,920	192	6,015	0.2
JNL/DoubleLine Emerging Markets Fixed Income Fund	5,952	49,889	34,028	21	21,813	3.9
JNL/DoubleLine Shiller Enhanced CAPE Fund	172,413	147,061	178,225	424	141,249	9.6
JNL/FPA + DoubleLine Flexible Allocation Fund	45,046	210,529	230,184	140	25,391	1.2
JNL/Franklin Templeton Global Fund	42,938	44,102	48,395	140	38,645	3.9
JNL/Franklin Templeton Global Multisector Bond Fund	119,176	396,825	271,573	683	244,428	13.9
JNL/Franklin Templeton Income Fund	172,927	163,318	220,441	505	115,804	4.8
JNL/Franklin Templeton International Small Cap Growth Fund	32,631	38,914	39,431	101	32,114	4.3
JNL/Franklin Templeton Mutual Shares Fund	68,885	41,069	39,326	208	70,628	6.1
JNL/Goldman Sachs Core Plus Bond Fund	57,000	454,750	381,250	286	130,500	11.9
JNL/Goldman Sachs Emerging Markets Debt Fund	500	57,226	57,726	38	—	—
JNL/GQG Emerging Markets Equity Fund	8,056	112,795	109,516	31	11,335	2.2
JNL/Harris Oakmark Global Equity Fund	56,264	38,375	68,093	130	26,546	2.6
JNL/Invesco China-India Fund	29,736	41,322	64,142	29	6,916	1.0
JNL/Invesco Diversified Dividend Fund	41,368	39,249	35,103	140	45,514	8.4
JNL/Invesco Global Real Estate Fund	19,118	72,247	89,952	49	1,413	0.1
JNL/Invesco International Growth Fund	106,195	35,073	79,437	261	61,831	4.2
JNL/Invesco Mid Cap Value Fund	10,489	45,006	39,113	41	16,382	3.1
JNL/Invesco Small Cap Growth Fund	45,354	99,280	70,560	139	74,074	3.8
JNL/JPMorgan MidCap Growth Fund	75,874	190,786	199,065	184	67,595	3.3
JNL/JPMorgan U.S. Government & Quality Bond Fund	69,010	29,971	83,187	172	15,794	1.2
JNL/Lazard Emerging Markets Fund	12,343	54,951	32,750	97	34,544	3.4
JNL/Mellon Capital Consumer Staples Sector Fund	193	3,653	3,411	1	435	3.0
JNL/Mellon Capital Emerging Markets Index Fund	22,088	61,350	65,825	79	17,613	1.2
JNL/Mellon Capital European 30 Fund	—	14,484	14,292	3	192	—
JNL/Mellon Capital Industrials Sector Fund	251	23,498	23,258	3	491	1.1
JNL/Mellon Capital Materials Sector Fund	312	42,356	42,668	7	—	—
JNL/Mellon Capital Pacific Rim 30 Fund	324	16,165	15,416	4	1,073	0.4
JNL/Mellon Capital Real Estate Sector Fund	77	7,666	7,743	1	—	—
JNL/Mellon Capital S&P 500 Index Fund	179,483	104,146	213,048	250	70,581	0.9
JNL S&P 500 Index Fund	63	5,101	5,059	1	105	0.8
JNL/Mellon Capital S&P 400 MidCap Index Fund	16,716	100,060	74,272	113	42,504	1.4
JNL/Mellon Capital S&P 1500 Growth Index Fund	29	15,532	14,885	2	676	1.8
JNL/Mellon Capital S&P 1500 Value Index Fund	20	4,554	4,574	1	—	—
JNL/Mellon Capital Small Cap Index Fund	7,775	78,024	76,872	38	8,927	0.4
JNL/Mellon Capital International Index Fund	36,310	43,089	73,834	23	5,565	0.3
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	239	2,587	2,657	—	169	0.9
JNL/Mellon Capital Bond Index Fund	87,692	49,420	56,536	266	80,576	6.9
JNL/Mellon Capital Utilities Sector Fund	—	3,026	2,956	—	70	0.1
JNL/MFS Mid Cap Value Fund	16,584	39,414	48,723	36	7,275	0.8
JNL Multi-Manager Alternative Fund	266,872	192,236	208,481	780	250,627	24.0
JNL Multi-Manager Mid Cap Fund	29,934	127,556	134,111	101	23,379	2.4
JNL Multi-Manager Small Cap Growth Fund	34,196	131,142	120,332	88	45,006	2.5
JNL Multi-Manager Small Cap Value Fund	24,398	83,596	79,731	85	28,263	2.4
JNL/Neuberger Berman Strategic Income Fund	2,144	90,608	92,752	15	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund	24,366	150,914	128,589	69	46,691	7.7
JNL/Oppenheimer Global Growth Fund	74,260	130,555	144,128	142	60,687	2.3
JNL/PPM America Floating Rate Income Fund	57,804	135,918	101,729	259	91,993	6.1
JNL/PPM America High Yield Bond Fund	34,304	254,300	262,371	109	26,233	1.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/PPM America Mid Cap Value Fund	1,621	20,250	19,605	7	2,266	0.3
JNL/PPM America Small Cap Value Fund	11,913	53,977	63,188	18	2,702	0.3
JNL/PPM America Total Return Fund	29,655	141,137	152,075	60	18,717	1.6
JNL/PPM America Value Equity Fund	1,785	4,713	6,498	2	—	—
JNL/S&P Competitive Advantage Fund	1,276	95,741	90,421	17	6,596	0.2
JNL/S&P Dividend Income & Growth Fund	13,107	73,025	81,769	15	4,363	0.1
JNL/S&P International 5 Fund	231	3,171	3,154	1	248	0.5
JNL/S&P Intrinsic Value Fund	4,728	64,122	61,570	19	7,280	0.3
JNL/S&P Mid 3 Fund	1,338	10,670	11,235	2	773	0.3
JNL/S&P Total Yield Fund	5,376	48,050	51,384	12	2,042	0.1
JNL/Scout Unconstrained Bond Fund	105,814	131,743	211,078	172	26,479	3.8
JNL/T. Rowe Price Established Growth Fund	6,000	43,762	45,763	14	3,999	—
JNL/T. Rowe Price Mid-Cap Growth Fund	3,809	35,381	35,467	13	3,723	0.1
JNL/T. Rowe Price Short-Term Bond Fund	2,000	31,000	28,000	9	5,000	0.3
JNL/T. Rowe Price Value Fund	3,831	43,062	43,218	12	3,675	0.1
JNL/Vanguard Growth Allocation Fund	552	65,304	64,520	11	1,336	1.0
JNL/Vanguard Moderate Allocation Fund	1,017	20,687	21,438	4	266	0.4
JNL/Vanguard Moderate Growth Allocation Fund	1,019	24,628	23,702	6	1,945	1.9
JNL/Westchester Capital Event Driven Fund	15,455	77,689	73,575	29	19,569	8.6
JNL/WMC Balanced Fund	519,298	309,122	468,969	1,233	359,451	4.7
JNL/WMC Value Fund	46,407	60,960	81,812	97	25,555	1.7

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Established Growth Fund	47,453	440,508	427,212	217	60,749	0.7
JNL/T. Rowe Price Mid-Cap Growth Fund	271,264	357,141	223,336	1,017	405,069	7.3
JNL/T. Rowe Price Short-Term Bond Fund	1,816	122,536	102,165	42	22,187	1.5
JNL/T. Rowe Price Value Fund	22,537	252,705	253,241	63	22,001	0.5

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The Fund receives income from the investment in the Securities Lending Cash Collateral Fund LLC which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the Securities Lending Cash Collateral Fund LLC during the period ended March 31, 2018.

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the Investment Company Act of 1940, as amended ("1940 Act"), and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. In addition to investing cash collateral in the Securities Lending Cash Collateral Fund LLC or State Street Navigator Securities Lending Government Money Market Portfolio, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/S&P Dividend Income & Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities. JNL/AQR Large Cap Relaxed Constraint Equity Fund does not reinvest all of its cash collateral.

Security Valuation. Under the JNL Series Trust's (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The Net Asset Value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser(s), a broker/dealer, a widely used quotation system or other approved third party sources. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available, or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2018 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/AB Dynamic Asset Allocation Fund
Assets - Securities
Investment Companies	31,531	—	—	—	31,531
Short Term Investments	4,241	1,846	—	—	6,087
	35,772	1,846	—	—	37,618
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	128	—	—	—	128
Open Forward Foreign Currency Contracts	—	32	—	—	32
OTC Total Return Swap Agreements	—	305	—	—	305
	128	337	—	—	465
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(16)	—	—	—	(16)
Open Forward Foreign Currency Contracts	—	(160)	—	—	(160)
	(16)	(160)	—	—	(176)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	746,534	—	—	—	746,534
Short Term Investments	11,286	—	—	—	11,286
	757,820	—	—	—	757,820
Liabilities - Securities
Common Stocks	(174,849)	—	—	—	(174,849)
	(174,849)	—	—	—	(174,849)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(136)	—	—	—	(136)
	(136)	—	—	—	(136)
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	167,921	167,207	—	—	335,128
	167,921	167,207	—	—	335,128

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/AQR Managed Futures Strategy Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	9,046	—	—	—	9,046
Open Forward Foreign Currency Contracts	—	2,869	—	—	2,869
OTC Total Return Swap Agreements	—	975	—	—	975
	9,046	3,844	—	—	12,890
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(5,911)	—	—	—	(5,911)
Open Forward Foreign Currency Contracts	—	(2,850)	—	—	(2,850)
OTC Total Return Swap Agreements	—	(460)	—	—	(460)
	(5,911)	(3,310)	—	—	(9,221)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Trust Preferreds	7,467	—	—	—	7,467
Common Stocks
Consumer Discretionary	211,516	125,912	—	—	337,428
Consumer Staples	40,781	97,862	—	—	138,643
Energy	95,166	32,671	—	—	127,837
Financials	183,739	122,654	—	—	306,393
Health Care	147,556	91,742	—	—	239,298
Industrials	59,253	166,951	—	—	226,204
Information Technology	381,468	55,681	11	—	437,160
Materials	70,346	63,712	—	—	134,058
Real Estate	6,641	42,456	—	—	49,097
Telecommunication Services	6,531	78,831	—	—	85,362
Utilities	40,859	38,185	—	—	79,044
Preferred Stocks	35,768	—	21,659	—	57,427
Rights	—	—	353	—	353
Warrants	—	—	—	—	—
Corporate Bonds And Notes	—	138,873	162	—	139,035
Senior Loan Interests	—	7,707	—	—	7,707
Government And Agency Obligations	—	979,038	—	—	979,038
Investment Companies	141,538	—	—	—	141,538
Short Term Investments	—	463,321	—	37,040	500,361
	1,428,629	2,505,596	22,185	37,040	3,993,450
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	84	—	—	—	84
Centrally Cleared Interest Rate Swap Agreements	—	835	—	—	835
Exchange Traded Purchased Options	379	—	—	—	379
OTC Purchased Options	—	11,050	—	—	11,050
Open Forward Foreign Currency Contracts	—	3,892	—	—	3,892
OTC Cross-Currency Swap Agreements	—	859	—	—	859
OTC Total Return Swap Agreements	—	7,435	—	—	7,435
	463	24,071	—	—	24,534
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Barrier Options	—	(20)	—	—	(20)
Futures Contracts	(1,048)	—	—	—	(1,048)
Centrally Cleared Interest Rate Swap Agreements	—	(2,325)	—	—	(2,325)
Exchange Traded Written Options	(35)	—	—	—	(35)
OTC Written Options	—	(8,593)	—	—	(8,593)
Open Forward Foreign Currency Contracts	—	(2,537)	—	—	(2,537)
OTC Total Return Swap Agreements	—	(8)	—	—	(8)
	(1,083)	(13,483)	—	—	(14,566)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
Australia	—	34,536	—	—	34,536
Belgium	—	5,929	—	—	5,929
Brazil	30,702	—	—	—	30,702
Canada	174,667	—	—	—	174,667
France	—	21,161	—	—	21,161
Ireland	—	20,887	—	—	20,887
Italy	—	7,096	—	—	7,096
Luxembourg	—	21,291	—	—	21,291
Netherlands	—	50,050	—	—	50,050
Norway	—	7,196	—	—	7,196
Russian Federation	4,044	—	—	—	4,044
Singapore	—	11,924	—	—	11,924
Switzerland	—	44,876	—	—	44,876
United Kingdom	—	137,128	—	—	137,128
United States of America	210,536	—	—	—	210,536
Short Term Investments	6,177	—	—	24,972	31,149
	426,126	362,074	—	24,972	813,172

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,075,724	113,560	—	—	3,189,284
Preferred Stocks	—	—	6,866	—	6,866
Short Term Investments	22,186	—	—	12,094	34,280
	3,097,910	113,560	6,866	12,094	3,230,430
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks
Consumer Discretionary	32,222	22,306	—	—	54,528
Consumer Staples	7,393	17,362	—	—	24,755
Energy	40,315	13,124	—	—	53,439
Financials	74,216	46,719	—	—	120,935
Health Care	33,475	10,615	—	—	44,090
Industrials	40,018	38,487	—	—	78,505
Information Technology	88,784	24,070	—	—	112,854
Materials	29,017	18,139	—	—	47,156
Telecommunication Services	1,362	10,159	—	—	11,521
Utilities	—	4,375	—	—	4,375
Preferred Stocks	2,790	—	—	—	2,790
Short Term Investments	14,905	—	—	—	14,905
	364,497	205,356	—	—	569,853
Liabilities - Securities
Common Stocks
Consumer Discretionary	(19,712)	(22,272)	—	—	(41,984)
Consumer Staples	(3,946)	(17,601)	—	—	(21,547)
Energy	(16,801)	—	—	—	(16,801)
Financials	(12,366)	(10,268)	—	—	(22,634)
Health Care	(6,065)	(3,094)	—	—	(9,159)
Industrials	(18,686)	(13,646)	—	—	(32,332)
Information Technology	(27,525)	(14,977)	—	—	(42,502)
Materials	(12,099)	(10,802)	—	—	(22,901)
Real Estate	(3,246)	—	—	—	(3,246)
Utilities	—	(1,556)	—	—	(1,556)
	(120,446)	(94,216)	—	—	(214,662)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	6	—	—	6
OTC Contracts for Difference	—	1,024	—	—	1,024
	—	1,030	—	—	1,030
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Options	—	(1,147)	—	—	(1,147)
Open Forward Foreign Currency Contracts	—	(7)	—	—	(7)
OTC Contracts for Difference	—	(297)	—	—	(297)
	—	(1,451)	—	—	(1,451)
JNL/Brookfield Global Infrastructure and MLP Fund
Assets - Securities
Common Stocks
Argentina	800	—	—	—	800
Australia	—	49,248	—	—	49,248
Brazil	9,328	—	—	—	9,328
Canada	85,375	—	—	—	85,375
China	—	19,621	—	—	19,621
Denmark	—	14,821	—	—	14,821
France	—	60,326	—	—	60,326
Hong Kong	—	17,690	—	—	17,690
Italy	—	91,975	—	—	91,975
Mexico	31,969	—	—	—	31,969
New Zealand	—	22,677	—	—	22,677
Spain	—	102,704	—	—	102,704
United Kingdom	—	74,863	—	—	74,863
United States of America	346,862	—	—	—	346,862
Short Term Investments	29,091	—	—	42,809	71,900
	503,425	453,925	—	42,809	1,000,159
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	1	—	—	1
	—	1	—	—	1
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(8)	—	—	(8)
	—	(8)	—	—	(8)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	188,136	1,484,762	—	—	1,672,898
Preferred Stocks	82,032	—	—	—	82,032
Short Term Investments	45,876	—	—	—	45,876
	316,044	1,484,762	—	—	1,800,806
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	5	—	—	5
	—	5	—	—	5
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(11)	—	—	(11)
	—	(11)	—	—	(11)
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	475,621	—	—	—	475,621
Short Term Investments	15,503	—	—	—	15,503
	491,124	—	—	—	491,124
JNL/Crescent High Income Fund
Assets - Securities
Corporate Bonds And Notes	—	484,973	—	—	484,973
Senior Loan Interests[3]	—	80,919	11,907	—	92,826
Other Equity Interests	—	—	—	—	—
Short Term Investments	72,699	—	—	—	72,699
	72,699	565,892	11,907	—	650,498
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,149,214	—	—	—	1,149,214
Preferred Stocks	16	—	—	—	16
Rights	—	10	11	—	21
Short Term Investments	18,260	—	—	—	18,260
	1,167,490	10	11	—	1,167,511
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	816,689	18,507	—	835,196
Corporate Bonds And Notes	—	908,247	—	—	908,247
Senior Loan Interests	—	130,835	2,656	—	133,491
Government And Agency Obligations	—	1,779,153	—	—	1,779,153
Other Equity Interests	—	—	—	—	—
Short Term Investments	45,457	27,239	—	—	72,696
	45,457	3,662,163	21,163	—	3,728,783
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	184	—	—	184
	—	184	—	—	184
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(6)	—	—	(6)
	—	(6)	—	—	(6)
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	404,798	—	—	404,798
Government And Agency Obligations	—	122,932	—	—	122,932
Short Term Investments	64,328	—	—	—	64,328
	64,328	527,730	—	—	592,058
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	642,710	6,950	—	649,660
Corporate Bonds And Notes	—	215,634	—	—	215,634
Senior Loan Interests	—	121,768	2,446	—	124,214
Government And Agency Obligations	—	218,521	—	—	218,521
Short Term Investments	141,249	123,290	—	—	264,539
	141,249	1,321,923	9,396	—	1,472,568
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	16,231	—	—	16,231
	—	16,231	—	—	16,231
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(21,926)	—	—	(21,926)
	—	(21,926)	—	—	(21,926)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/FPA + DoubleLine Flexible Allocation Fund
Assets - Securities
Common Stocks	995,792	234,966	1,027	—	1,231,785
Preferred Stocks	17,510	—	—	—	17,510
Non-U.S. Government Agency Asset-Backed Securities	—	270,094	—	—	270,094
Corporate Bonds And Notes	—	167,161	—	—	167,161
Senior Loan Interests	—	55,176	1,123	—	56,299
Government And Agency Obligations	—	345,374	—	—	345,374
Investment Companies	48,433	—	—	—	48,433
Short Term Investments	29,922	17,933	—	—	47,855
	1,091,657	1,090,704	2,150	—	2,184,511
Liabilities - Securities
Common Stocks	(35,331)	(125,884)	—	—	(161,215)
Preferred Stocks	(15,504)	—	—	—	(15,504)
Investment Companies	(51,989)	—	—	—	(51,989)
	(102,824)	(125,884)	—	—	(228,708)
JNL/Franklin Templeton Global Fund
Assets - Securities
Common Stocks
Canada	25,325	—	—	—	25,325
China	21,416	16,360	—	—	37,776
Denmark	—	5,244	—	—	5,244
France	—	60,199	—	—	60,199
Germany	—	30,715	—	—	30,715
Hong Kong	—	15,985	—	—	15,985
India	—	7,724	—	—	7,724
Indonesia	—	6,883	—	—	6,883
Ireland	25,977	2,843	—	—	28,820
Israel	17,638	—	—	—	17,638
Italy	—	16,193	—	—	16,193
Japan	—	56,834	—	—	56,834
Luxembourg	—	16,015	—	—	16,015
Netherlands	—	52,928	—	—	52,928
Portugal	—	7,753	—	—	7,753
Russian Federation	—	4,903	—	—	4,903
Singapore	—	17,170	—	—	17,170
South Korea	13,644	28,047	—	—	41,691
Spain	—	8,651	—	—	8,651
Sweden	—	16,331	—	—	16,331
Switzerland	—	23,556	—	—	23,556
Thailand	—	12,627	—	—	12,627
United Kingdom	—	106,912	—	—	106,912
United States of America	320,679	4,793	—	—	325,472
Corporate Bonds And Notes	—	4,903	—	—	4,903
Short Term Investments	38,645	—	—	19,564	58,209
	463,324	523,569	—	19,564	1,006,457
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	3	—	—	3
	—	3	—	—	3
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	12,933	—	—	12,933
Government And Agency Obligations	—	1,040,214	—	—	1,040,214
Preferred Stocks	—	—	488	—	488
Common Stocks	—	—	337	—	337
Warrants	—	—	—	—	—
Short Term Investments	244,428	371,768	—	—	616,196
	244,428	1,424,915	825	—	1,670,168
Assets - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	17,326	—	—	17,326
Open Forward Foreign Currency Contracts	—	11,354	—	—	11,354
	—	28,680	—	—	28,680
Liabilities - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	(1,796)	—	—	(1,796)
Open Forward Foreign Currency Contracts	—	(21,243)	—	—	(21,243)
	—	(23,039)	—	—	(23,039)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Equity Linked Structured Notes	—	177,094	—	—	177,094
Common Stocks	1,046,168	107,228	1,125	—	1,154,521
Preferred Stocks	24,847	—	1,111	—	25,958
Corporate Bonds And Notes	—	838,650	—	—	838,650
Senior Loan Interests	—	88,939	1,186	—	90,125
Other Equity Interests	—	—	7	—	7
Short Term Investments	115,804	—	—	193,238	309,042
	1,186,819	1,211,911	3,429	193,238	2,595,397
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(77)	—	—	—	(77)
	(77)	—	—	—	(77)
JNL/Franklin Templeton International Small Cap Growth Fund
Assets - Securities
Common Stocks	163,037	540,157	—	—	703,194
Preferred Stocks	1,852	—	—	—	1,852
Rights	—	16	—	—	16
Investment Companies	3,820	—	—	—	3,820
Short Term Investments	32,114	—	—	22,781	54,895
	200,823	540,173	—	22,781	763,777
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	5	—	—	5
	—	5	—	—	5
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(3)	—	—	(3)
	—	(3)	—	—	(3)
JNL/Franklin Templeton Mutual Shares Fund
Assets - Securities
Common Stocks	877,675	160,567	—	—	1,038,242
Rights	146	—	—	—	146
Warrants	214	—	—	—	214
Corporate Bonds And Notes	—	16,679	—	—	16,679
Senior Loan Interests	—	14,960	—	—	14,960
Other Equity Interests	—	727	—	—	727
Short Term Investments	70,628	8,944	—	1,200	80,772
	948,663	201,877	—	1,200	1,151,740
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	441	—	—	441
	—	441	—	—	441
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(267)	—	—	(267)
	—	(267)	—	—	(267)
JNL/Goldman Sachs Core Plus Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	152,802	2,552	—	155,354
Corporate Bonds And Notes	—	238,860	—	—	238,860
Government And Agency Obligations	—	557,383	—	—	557,383
Other Equity Interests	—	—	—	—	—
Credit Linked Structured Notes	—	6,745	—	—	6,745
Common Stocks	—	—	—	—	—
Short Term Investments	131,453	62,142	—	—	193,595
	131,453	1,017,932	2,552	—	1,151,937
Liabilities - Securities
Government And Agency Obligations	—	(7,258)	—	—	(7,258)
	—	(7,258)	—	—	(7,258)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,546	—	—	—	1,546
Centrally Cleared Interest Rate Swap Agreements	—	3,044	—	—	3,044
Centrally Cleared Credit Default Swap Agreements	—	1	—	—	1
Exchange Traded Purchased Options	155	—	—	—	155
OTC Purchased Options	—	586	—	—	586
Open Forward Foreign Currency Contracts	—	1,944	—	—	1,944
OTC Credit Default Swap Agreements	—	2	—	—	2
	1,701	5,577	—	—	7,278

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Goldman Sachs Core Plus Bond Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(159)	—	—	—	(159)
Centrally Cleared Interest Rate Swap Agreements	—	(4,580)	—	—	(4,580)
Centrally Cleared Credit Default Swap Agreements	—	(45)	—	—	(45)
OTC Written Options	—	(595)	—	—	(595)
Open Forward Foreign Currency Contracts	—	(2,784)	—	—	(2,784)
OTC Interest Rate Swap Agreements	—	(1)	—	—	(1)
OTC Credit Default Swap Agreements	—	(642)	—	—	(642)
	(159)	(8,647)	—	—	(8,806)
JNL/Goldman Sachs Emerging Markets Debt Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	324	—	—	324
Corporate Bonds And Notes	—	75,470	—	—	75,470
Government And Agency Obligations	—	195,712	—	—	195,712
Credit Linked Structured Notes	—	26,930	—	—	26,930
Common Stocks	—	27	—	—	27
Short Term Investments	4,720	14,945	—	—	19,665
	4,720	313,408	—	—	318,128
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	23	—	—	—	23
Centrally Cleared Interest Rate Swap Agreements	—	707	—	—	707
Exchange Traded Purchased Options	39	—	—	—	39
Open Forward Foreign Currency Contracts	—	2,098	—	—	2,098
OTC Interest Rate Swap Agreements	—	316	—	—	316
OTC Credit Default Swap Agreements	—	5	—	—	5
OTC Non-Deliverable Bond Forward Contracts	—	44	—	—	44
	62	3,170	—	—	3,232
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(203)	—	—	—	(203)
Centrally Cleared Interest Rate Swap Agreements	—	(224)	—	—	(224)
Open Forward Foreign Currency Contracts	—	(2,440)	—	—	(2,440)
OTC Interest Rate Swap Agreements	—	(59)	—	—	(59)
OTC Credit Default Swap Agreements	—	(828)	—	—	(828)
	(203)	(3,551)	—	—	(3,754)
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Participatory Notes	—	27,389	—	—	27,389
Common Stocks
Argentina	8,830	—	—	—	8,830
Brazil	32,691	—	—	—	32,691
China	43,106	64,956	—	—	108,062
Hong Kong	—	27,987	—	—	27,987
Hungary	—	5,209	—	—	5,209
India	13,682	25,757	—	—	39,439
Indonesia	4,756	35,434	—	—	40,190
Mexico	8,100	—	—	—	8,100
Netherlands	—	21,093	—	—	21,093
Russian Federation	19,206	46,048	—	—	65,254
South Africa	—	5,987	—	—	5,987
South Korea	—	31,321	—	—	31,321
Taiwan	12,438	4,418	—	—	16,856
Thailand	—	19,353	—	—	19,353
United Kingdom	—	6,864	—	—	6,864
United States of America	24,288	—	—	—	24,288
Short Term Investments	16,699	—	—	—	16,699
	183,796	321,816	—	—	505,612
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(2)	—	—	(2)
	—	(2)	—	—	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
China	17,180	—	—	—	17,180
France	—	71,754	—	—	71,754
Germany	—	132,423	—	—	132,423
Italy	—	40,645	—	—	40,645
Japan	—	36,909	—	—	36,909
Mexico	22,143	—	—	—	22,143
Netherlands	—	17,326	—	—	17,326
South Africa	—	10,073	—	—	10,073
South Korea	—	781	—	—	781
Switzerland	—	191,856	—	—	191,856
United Kingdom	59,484	80,942	—	—	140,426
United States of America	330,879	—	—	—	330,879
Short Term Investments	26,546	—	—	—	26,546
	456,232	582,709	—	—	1,038,941
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	79	—	—	79
	—	79	—	—	79
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(4)	—	—	(4)
	—	(4)	—	—	(4)
JNL/Invesco China-India Fund
Assets - Securities
Common Stocks	118,056	585,231	—	—	703,287
Short Term Investments	6,916	—	—	5,121	12,037
	124,972	585,231	—	5,121	715,324
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	6	—	—	6
	—	6	—	—	6
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	414,913	81,221	—	—	496,134
Short Term Investments	50,835	—	—	—	50,835
	465,748	81,221	—	—	546,969
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	247	—	—	247
	—	247	—	—	247
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
Australia	—	90,095	—	—	90,095
Canada	42,610	—	—	—	42,610
France	—	58,976	—	—	58,976
Germany	—	78,092	—	—	78,092
Hong Kong	—	147,207	—	—	147,207
Ireland	—	6,960	—	—	6,960
Japan	—	193,932	—	—	193,932
Luxembourg	—	21,045	—	—	21,045
Malta	—	—	4	—	4
Singapore	—	44,664	—	—	44,664
Spain	—	32,028	—	—	32,028
Sweden	—	25,846	—	—	25,846
Switzerland	—	15,177	—	—	15,177
United Kingdom	7,782	83,195	—	—	90,977
United States of America	865,627	—	—	—	865,627
Short Term Investments	11,020	—	—	—	11,020
	927,039	797,217	4	—	1,724,260
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	16	—	—	16
	—	16	—	—	16
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(13)	—	—	(13)
	—	(13)	—	—	(13)
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	292,685	1,095,134	—	—	1,387,819
Short Term Investments	73,400	—	—	—	73,400
	366,085	1,095,134	—	—	1,461,219
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Invesco International Growth Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(19)	—	—	(19)
	—	(19)	—	—	(19)
JNL/Invesco Mid Cap Value Fund
Assets - Securities
Common Stocks	510,277	—	—	—	510,277
Short Term Investments	16,382	—	—	—	16,382
	526,659	—	—	—	526,659
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,859,883	—	—	—	1,859,883
Short Term Investments	115,069	—	—	—	115,069
	1,974,952	—	—	—	1,974,952
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	1,971,732	—	—	—	1,971,732
Short Term Investments	127,247	—	—	—	127,247
	2,098,979	—	—	—	2,098,979
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	71,569	—	—	71,569
Corporate Bonds And Notes	—	78,473	—	—	78,473
Government And Agency Obligations	—	1,120,023	—	—	1,120,023
Short Term Investments	15,794	—	—	—	15,794
	15,794	1,270,065	—	—	1,285,859
JNL/Lazard Emerging Markets Fund
Assets - Securities
Common Stocks	294,817	683,251	—	—	978,068
Short Term Investments	81,428	—	—	—	81,428
	376,245	683,251	—	—	1,059,496
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	8	—	—	8
	—	8	—	—	8
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/Mellon Capital Consumer Staples Sector Fund
Assets - Securities
Common Stocks	14,244	—	—	—	14,244
Investment Companies	113	—	—	—	113
Short Term Investments	435	—	—	146	581
	14,792	—	—	146	14,938
JNL/Mellon Capital Emerging Markets Index Fund
Assets - Securities
Common Stocks	254,080	1,143,030	891	—	1,398,001
Preferred Stocks	58,553	—	—	—	58,553
Rights	65	8	—	—	73
Other Equity Interests	—	—	—	—	—
Short Term Investments	17,613	1,102	—	11,472	30,187
	330,311	1,144,140	891	11,472	1,486,814
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(575)	—	—	—	(575)
	(575)	—	—	—	(575)
JNL/Mellon Capital European 30 Fund
Assets - Securities
Common Stocks	—	451,541	—	—	451,541
Preferred Stocks	—	16,356	—	—	16,356
Short Term Investments	20,760	75	—	—	20,835
	20,760	467,972	—	—	488,732
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	8	—	—	—	8
Open Forward Foreign Currency Contracts	—	8	—	—	8
	8	8	—	—	16
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(7)	—	—	(7)
	—	(7)	—	—	(7)
JNL/Mellon Capital Industrials Sector Fund
Assets - Securities
Common Stocks	45,592	—	—	—	45,592
Investment Companies	308	—	—	—	308
Short Term Investments	491	—	—	528	1,019
	46,391	—	—	528	46,919

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Materials Sector Fund
Assets - Securities
Common Stocks	95,123	—	—	—	95,123
Investment Companies	34	—	—	—	34
Short Term Investments	—	—	—	825	825
	95,157	—	—	825	95,982
JNL/Mellon Capital Pacific Rim 30 Fund
Assets - Securities
Common Stocks	—	293,434	—	—	293,434
Investment Companies	778	—	—	—	778
Short Term Investments	13,003	175	—	—	13,178
	13,781	293,609	—	—	307,390
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	11	—	—	—	11
Open Forward Foreign Currency Contracts	—	14	—	—	14
	11	14	—	—	25
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(48)	—	—	—	(48)
Open Forward Foreign Currency Contracts	—	(29)	—	—	(29)
	(48)	(29)	—	—	(77)
JNL/Mellon Capital Real Estate Sector Fund
Assets - Securities
Common Stocks	149,513	—	—	—	149,513
Investment Companies	68	—	—	—	68
Short Term Investments	—	—	—	2,385	2,385
	149,581	—	—	2,385	151,966
JNL/Mellon Capital S&P 500 Index Fund
Assets - Securities
Common Stocks	7,689,024	—	—	—	7,689,024
Short Term Investments	70,581	283,898	—	18,387	372,866
	7,759,605	283,898	—	18,387	8,061,890
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(4,237)	—	—	—	(4,237)
	(4,237)	—	—	—	(4,237)
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	12,763	—	—	—	12,763
Investment Companies	188	—	—	—	188
Short Term Investments	105	8	—	22	135
	13,056	8	—	22	13,086
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(7)	—	—	—	(7)
	(7)	—	—	—	(7)
JNL/Mellon Capital S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	3,070,607	—	—	—	3,070,607
Short Term Investments	42,504	1,979	—	97,077	141,560
	3,113,111	1,979	—	97,077	3,212,167
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,529)	—	—	—	(1,529)
	(1,529)	—	—	—	(1,529)
JNL/Mellon Capital S&P 1500 Growth Index Fund
Assets - Securities
Common Stocks	38,233	—	—	—	38,233
Investment Companies	119	—	—	—	119
Short Term Investments	676	8	—	121	805
	39,028	8	—	121	39,157
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(7)	—	—	—	(7)
	(7)	—	—	—	(7)
JNL/Mellon Capital S&P 1500 Value Index Fund
Assets - Securities
Common Stocks	14,331	—	—	—	14,331
Investment Companies	78	—	—	—	78
Short Term Investments	—	—	—	98	98
	14,409	—	—	98	14,507
JNL/Mellon Capital Small Cap Index Fund
Assets - Securities
Common Stocks	2,276,849	—	—	—	2,276,849
Short Term Investments	8,927	693	—	127,940	137,560
	2,285,776	693	—	127,940	2,414,409

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Small Cap Index Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(524)	—	—	—	(524)
	(524)	—	—	—	(524)
JNL/Mellon Capital International Index Fund
Assets - Securities
Common Stocks	12,901	1,923,646	—	—	1,936,547
Preferred Stocks	11,086	1,993	—	—	13,079
Short Term Investments	5,565	972	—	65,037	71,574
	29,552	1,926,611	—	65,037	2,021,200
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	19	—	—	19
	—	19	—	—	19
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(165)	—	—	—	(165)
Open Forward Foreign Currency Contracts	—	(47)	—	—	(47)
	(165)	(47)	—	—	(212)
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	18,581	—	—	—	18,581
Investment Companies	54	—	—	—	54
Short Term Investments	169	—	—	61	230
	18,804	—	—	61	18,865
JNL/Mellon Capital Bond Index Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	21,862	—	—	21,862
Corporate Bonds And Notes	—	299,576	—	—	299,576
Government And Agency Obligations	—	840,863	—	—	840,863
Short Term Investments	80,576	—	—	6,798	87,374
	80,576	1,162,301	—	6,798	1,249,675
Liabilities - Securities
Government And Agency Obligations	—	(2,652)	—	—	(2,652)
	—	(2,652)	—	—	(2,652)
JNL/Mellon Capital Utilities Sector Fund
Assets - Securities
Common Stocks	69,131	—	—	—	69,131
Short Term Investments	70	—	—	247	317
	69,201	—	—	247	69,448
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	911,803	6,182	—	—	917,985
Short Term Investments	21,929	—	—	—	21,929
	933,732	6,182	—	—	939,914
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	345,865	63,845	214	—	409,924
Preferred Stocks	12,871	574	—	—	13,445
Rights	263	—	13	—	276
Warrants	202	25	—	—	227
Non-U.S. Government Agency Asset-Backed Securities	—	10,306	—	—	10,306
Corporate Bonds And Notes	—	209,829	180	—	210,009
Senior Loan Interests[3]	—	26,787	830	—	27,617
Government And Agency Obligations	—	90,810	—	—	90,810
Other Equity Interests	—	—	1	—	1
Investment Companies	21,576	—	—	—	21,576
Short Term Investments	254,087	393	—	—	254,480
	634,864	402,569	1,238	—	1,038,671
Liabilities - Securities
Common Stocks	(70,460)	(10,311)	—	—	(80,771)
Preferred Stocks	(965)	—	—	—	(965)
Corporate Bonds And Notes	—	(147)	—	—	(147)
Investment Companies	(9,100)	—	—	—	(9,100)
	(80,525)	(10,458)	—	—	(90,983)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,920	—	—	—	2,920
Centrally Cleared Interest Rate Swap Agreements	—	2,299	—	—	2,299
Centrally Cleared Credit Default Swap Agreements	—	16	—	—	16
Exchange Traded Futures Options	21	—	—	—	21
Exchange Traded Purchased Options	363	—	—	—	363
OTC Purchased Options	—	143	—	—	143
Open Forward Foreign Currency Contracts	—	1,095	—	—	1,095
OTC Interest Rate Swap Agreements	—	762	—	—	762
OTC Credit Default Swap Agreements	—	6	—	—	6
OTC Contracts for Difference	—	1,747	—	—	1,747
OTC Total Return Swap Agreements	—	3,406	—	—	3,406
	3,304	9,474	—	—	12,778
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2,310)	—	—	—	(2,310)
Centrally Cleared Interest Rate Swap Agreements	—	(1,641)	—	—	(1,641)
Centrally Cleared Credit Default Swap Agreements	—	(70)	—	—	(70)
Exchange Traded Futures Options	(21)	—	—	—	(21)
Exchange Traded Written Options	(544)	—	—	—	(544)
OTC Written Options	—	(70)	—	—	(70)
Open Forward Foreign Currency Contracts	—	(2,139)	—	—	(2,139)
OTC Credit Default Swap Agreements	—	(11)	—	—	(11)
OTC Contracts for Difference	—	(4,532)	—	—	(4,532)
OTC Total Return Swap Agreements	—	(2,497)	—	—	(2,497)
	(2,875)	(10,960)	—	—	(13,835)
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	944,403	—	—	—	944,403
Short Term Investments	28,136	—	—	—	28,136
	972,539	—	—	—	972,539
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	1,736,481	—	—	—	1,736,481
Rights	—	—	458	—	458
Short Term Investments	45,006	—	—	93,678	138,684
	1,781,487	—	458	93,678	1,875,623
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,166,087	—	—	—	1,166,087
Short Term Investments	28,263	—	—	49,027	77,290
	1,194,350	—	—	49,027	1,243,377
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	121,199	—	—	121,199
Corporate Bonds And Notes	—	160,417	—	—	160,417
Senior Loan Interests[3]	—	118,183	1,352	—	119,535
Government And Agency Obligations	—	407,257	—	—	407,257
Investment Companies	55,662	—	—	—	55,662
Short Term Investments	45,999	25,438	—	—	71,437
	101,661	832,494	1,352	—	935,507
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	11	—	—	—	11
Centrally Cleared Interest Rate Swap Agreements	—	254	—	—	254
Centrally Cleared Credit Default Swap Agreements	—	119	—	—	119
	11	373	—	—	384
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2,548)	—	—	—	(2,548)
Centrally Cleared Interest Rate Swap Agreements	—	(31)	—	—	(31)
	(2,548)	(31)	—	—	(2,579)
JNL/Oppenheimer Emerging Markets Innovator Fund
Assets - Securities
Common Stocks	146,178	433,144	—	—	579,322
Preferred Stocks	1,974	—	—	—	1,974
Short Term Investments	81,463	—	—	—	81,463
	229,615	433,144	—	—	662,759
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	30	—	—	30
	—	30	—	—	30
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(14)	—	—	(14)
	—	(14)	—	—	(14)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Oppenheimer Global Growth Fund
Assets - Securities
Common Stocks
China	62,443	—	—	—	62,443
Denmark	—	17,732	—	—	17,732
France	—	168,683	—	—	168,683
Germany	—	191,102	—	—	191,102
India	19,911	50,642	—	—	70,553
Italy	—	7,623	—	—	7,623
Japan	—	413,089	—	—	413,089
Netherlands	—	89,622	—	—	89,622
Spain	—	56,250	—	—	56,250
Sweden	—	33,196	—	—	33,196
Switzerland	—	79,710	—	—	79,710
United Kingdom	21,828	121,120	—	—	142,948
United States of America	1,235,926	—	—	—	1,235,926
Preferred Stocks	48,256	—	—	—	48,256
Short Term Investments	95,145	—	—	—	95,145
	1,483,509	1,228,769	—	—	2,712,278
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	2	—	—	2
	—	2	—	—	2
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(72)	—	—	(72)
	—	(72)	—	—	(72)
JNL/PIMCO Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	303,823	—	—	303,823
Corporate Bonds And Notes	—	261,788	—	—	261,788
Senior Loan Interests	—	36,170	2,092	—	38,262
Government And Agency Obligations	—	203,032	—	—	203,032
Short Term Investments	—	136,675	—	—	136,675
	—	941,488	2,092	—	943,580
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,189	—	—	—	1,189
Centrally Cleared Interest Rate Swap Agreements	—	973	—	—	973
Centrally Cleared Credit Default Swap Agreements	—	777	—	—	777
Open Forward Foreign Currency Contracts	—	1,484	—	—	1,484
OTC Credit Default Swap Agreements	—	283	—	—	283
OTC Total Return Swap Agreements	—	—	—	—	—
	1,189	3,517	—	—	4,706
Liabilities - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	(3,900)	—	—	(3,900)
Centrally Cleared Credit Default Swap Agreements	—	(237)	—	—	(237)
OTC Written Options	—	(95)	—	—	(95)
Open Forward Foreign Currency Contracts	—	(1,936)	—	—	(1,936)
OTC Credit Default Swap Agreements	—	(149)	—	—	(149)
	—	(6,317)	—	—	(6,317)
JNL/PIMCO Real Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	194,552	—	—	194,552
Corporate Bonds And Notes	—	126,594	—	—	126,594
Senior Loan Interests	—	199	—	—	199
Government And Agency Obligations	—	2,546,029	—	—	2,546,029
Preferred Stocks	645	—	—	—	645
Short Term Investments	—	185,832	—	3,716	189,548
	645	3,053,206	—	3,716	3,057,567
Liabilities - Securities
Government And Agency Obligations	—	(42,940)	—	—	(42,940)
	—	(42,940)	—	—	(42,940)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	566	—	—	—	566
Centrally Cleared Interest Rate Swap Agreements	—	9,303	—	—	9,303
Centrally Cleared Credit Default Swap Agreements	—	190	—	—	190
Exchange Traded Futures Options	82	—	—	—	82
Exchange Traded Purchased Options	11	—	—	—	11
OTC Purchased Options	—	876	—	—	876
Open Forward Foreign Currency Contracts	—	3,861	—	—	3,861
OTC Credit Default Swap Agreements	—	633	—	—	633
	659	14,863	—	—	15,522

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PIMCO Real Return Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(6,730)	—	—	—	(6,730)
Centrally Cleared Interest Rate Swap Agreements	—	(2,354)	—	—	(2,354)
Centrally Cleared Credit Default Swap Agreements	—	(121)	—	—	(121)
Exchange Traded Written Options	(233)	—	—	—	(233)
OTC Written Options	—	(430)	—	—	(430)
Open Forward Foreign Currency Contracts	—	(6,742)	—	—	(6,742)
OTC Interest Rate Swap Agreements	—	(1,825)	—	—	(1,825)
	(6,963)	(11,472)	—	—	(18,435)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	15,949	—	—	15,949
Corporate Bonds And Notes	—	48,306	—	—	48,306
Senior Loan Interests	—	1,398,053	15,494	—	1,413,547
Preferred Stocks	673	—	—	—	673
Other Equity Interests	—	34	—	—	34
Common Stocks	2,012	—	1,254	—	3,266
Warrants	—	—	—	—	—
Short Term Investments	91,993	—	—	—	91,993
	94,678	1,462,342	16,748	—	1,573,768
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(154)	—	—	—	(154)
	(154)	—	—	—	(154)
JNL/PPM America High Yield Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	14,142	—	—	14,142
Corporate Bonds And Notes	—	1,858,494	18,691	—	1,877,185
Senior Loan Interests	—	96,161	12,831	—	108,992
Government And Agency Obligations	—	24,601	—	—	24,601
Preferred Stocks	8,688	—	—	—	8,688
Other Equity Interests	—	—	—	—	—
Common Stocks	114,191	2,088	1	—	116,280
Investment Companies	37,342	—	—	—	37,342
Short Term Investments	262,756	—	—	—	262,756
	422,977	1,995,486	31,523	—	2,449,986
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2,202)	—	—	—	(2,202)
	(2,202)	—	—	—	(2,202)
JNL/PPM America Mid Cap Value Fund
Assets - Securities
Common Stocks	659,492	—	—	—	659,492
Short Term Investments	23,218	—	—	—	23,218
	682,710	—	—	—	682,710
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	908,844	—	—	—	908,844
Short Term Investments	26,066	—	—	—	26,066
	934,910	—	—	—	934,910
JNL/PPM America Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	160,343	1,970	—	162,313
Corporate Bonds And Notes	—	567,867	7,139	—	575,006
Senior Loan Interests	—	26,916	3,162	—	30,078
Government And Agency Obligations	—	417,174	—	—	417,174
Short Term Investments	32,369	—	—	—	32,369
	32,369	1,172,300	12,271	—	1,216,940
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,649	—	—	—	1,649
	1,649	—	—	—	1,649
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2,465)	—	—	—	(2,465)
	(2,465)	—	—	—	(2,465)
JNL/PPM America Value Equity Fund
Assets - Securities
Common Stocks	219,741	—	—	—	219,741
Short Term Investments	2,190	—	—	—	2,190
	221,931	—	—	—	221,931
JNL/S&P Competitive Advantage Fund
Assets - Securities
Common Stocks	2,691,771	—	—	—	2,691,771
Short Term Investments	6,596	90,513	—	48,140	145,249
	2,698,367	90,513	—	48,140	2,837,020

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/S&P Competitive Advantage Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(510)	—	—	—	(510)
	(510)	—	—	—	(510)
JNL/S&P Dividend Income & Growth Fund
Assets - Securities
Common Stocks	5,060,851	—	—	—	5,060,851
Short Term Investments	4,363	180,847	—	9,513	194,723
	5,065,214	180,847	—	9,513	5,255,574
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(880)	—	—	—	(880)
	(880)	—	—	—	(880)
JNL/S&P International 5 Fund
Assets - Securities
Common Stocks	4,398	43,456	—	—	47,854
Short Term Investments	248	35	—	1,581	1,864
	4,646	43,491	—	1,581	49,718
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(7)	—	—	—	(7)
Open Forward Foreign Currency Contracts	—	—	—	—	—
	(7)	—	—	—	(7)
JNL/S&P Intrinsic Value Fund
Assets - Securities
Common Stocks	2,478,414	—	—	—	2,478,414
Short Term Investments	7,280	842	—	104,459	112,581
	2,485,694	842	—	104,459	2,590,995
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(750)	—	—	—	(750)
	(750)	—	—	—	(750)
JNL/S&P Mid 3 Fund
Assets - Securities
Common Stocks	268,395	—	—	—	268,395
Short Term Investments	773	70	—	26,333	27,176
	269,168	70	—	26,333	295,571
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	6	—	—	—	6
	6	—	—	—	6
JNL/S&P Total Yield Fund
Assets - Securities
Common Stocks	2,160,319	—	—	—	2,160,319
Short Term Investments	2,042	508	—	80,208	82,758
	2,162,361	508	—	80,208	2,243,077
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(366)	—	—	—	(366)
	(366)	—	—	—	(366)
JNL/Scout Unconstrained Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	42,838	—	—	42,838
Corporate Bonds And Notes	—	183,901	—	—	183,901
Government And Agency Obligations	—	441,993	—	—	441,993
Short Term Investments	26,479	—	—	3,805	30,284
	26,479	668,732	—	3,805	699,016
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3,776)	—	—	—	(3,776)
Centrally Cleared Credit Default Swap Agreements	—	(14)	—	—	(14)
	(3,776)	(14)	—	—	(3,790)
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	8,868,447	125,897	9,842	—	9,004,186
Preferred Stocks	—	—	50,971	—	50,971
Corporate Bonds And Notes	—	18,233	—	—	18,233
Short Term Investments	120,292	—	—	—	120,292
	8,988,739	144,130	60,813	—	9,193,682
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,086,245	7,583	3,401	—	5,097,229
Preferred Stocks	—	—	13,519	—	13,519
Short Term Investments	461,839	—	—	—	461,839
	5,548,084	7,583	16,920	—	5,572,587

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	452,842	—	—	452,842
Corporate Bonds And Notes	—	761,547	—	—	761,547
Government And Agency Obligations	—	282,992	—	—	282,992
Short Term Investments	34,841	18,324	—	—	53,165
	34,841	1,515,705	—	—	1,550,546
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	329	—	—	—	329
Open Forward Foreign Currency Contracts	—	1	—	—	1
	329	1	—	—	330
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(87)	—	—	—	(87)
	(87)	—	—	—	(87)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,708,793	55,354	—	—	4,764,147
Preferred Stocks	40,637	—	—	—	40,637
Short Term Investments	25,676	—	—	—	25,676
	4,775,106	55,354	—	—	4,830,460
JNL/Vanguard Growth Allocation Fund
Assets - Securities
Investment Companies	137,358	—	—	—	137,358
Short Term Investments	1,336	—	—	3,931	5,267
	138,694	—	—	3,931	142,625
JNL/Vanguard Moderate Allocation Fund
Assets - Securities
Investment Companies	70,911	—	—	—	70,911
Short Term Investments	266	—	—	—	266
	71,177	—	—	—	71,177
JNL/Vanguard Moderate Growth Allocation Fund
Assets - Securities
Investment Companies	104,273	—	—	—	104,273
Short Term Investments	1,945	—	—	5,870	7,815
	106,218	—	—	5,870	112,088
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	78,136	7,200	—	—	85,336
Preferred Stocks	8,053	—	—	—	8,053
Rights	523	—	14	—	537
Warrants	729	—	—	—	729
Investment Companies	11,529	—	—	—	11,529
Corporate Bonds And Notes	—	45,795	—	—	45,795
Other Equity Interests	—	—	328	—	328
Short Term Investments	19,569	—	—	—	19,569
	118,539	52,995	342	—	171,876
Liabilities - Securities
Common Stocks	(24,745)	—	—	—	(24,745)
	(24,745)	—	—	—	(24,745)
Assets - Investments in Other Financial Instruments[2]
Exchange Traded Purchased Options	2,293	—	—	—	2,293
OTC Purchased Options	—	8	—	—	8
Open Forward Foreign Currency Contracts	—	208	—	—	208
OTC Total Return Swap Agreements	—	14,619	—	—	14,619
	2,293	14,835	—	—	17,128
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(4,069)	—	—	—	(4,069)
OTC Written Options	—	(40)	—	—	(40)
Open Forward Foreign Currency Contracts	—	(854)	—	—	(854)
OTC Total Return Swap Agreements	—	(8,433)	(194)	—	(8,627)
	(4,069)	(9,327)	(194)	—	(13,590)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	4,889,701	—	—	—	4,889,701
Non-U.S. Government Agency Asset-Backed Securities	—	407,833	3,438	—	411,271
Corporate Bonds And Notes	—	1,032,174	—	—	1,032,174
Government And Agency Obligations	—	1,267,004	—	—	1,267,004
Short Term Investments	359,451	—	—	65,705	425,156
	5,249,152	2,707,011	3,438	65,705	8,025,306
Liabilities - Securities
Government And Agency Obligations	—	(4,609)	—	—	(4,609)
	—	(4,609)	—	—	(4,609)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/WMC Balanced Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	27	—	—	—	27
	27	—	—	—	27
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,741)	—	—	—	(1,741)
	(1,741)	—	—	—	(1,741)
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	309,885	—	—	309,885
Short Term Investments	—	776,426	—	—	776,426
	—	1,086,311	—	—	1,086,311
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,448,245	32,727	—	—	1,480,972
Short Term Investments	25,555	—	—	6,471	32,026
	1,473,800	32,727	—	6,471	1,512,998

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2  All derivatives, except for purchased and written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Purchased and written options are reflected at value.

3  Unfunded commitments in JNL/Crescent High Income Fund, JNL Multi-Manager Alternative Fund, JNL/Neuberger Berman Strategic Income Fund and JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in these Schedules of Investments.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended March 31, 2018:

	Transfers out of Level 2 into Level 1 during the Period($)	Transfers out of Level 1 into Level 2 during the Period($)
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Invesco China-India Fund
Common Stocks	—	10,703
JNL/Invesco Global Real Estate Fund
Common Stocks	—	28,966
JNL/Oppenheimer Emerging Markets Innovator Fund
Common Stocks	12,914	6,143
JNL/S&P International 5 Fund
Common Stocks	2,296	—

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at March 31, 2018.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/PPM America Value Equity Fund and JNL Multi-Manager Small Cap Value Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 29, 2018

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.